UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant has filed this Certified Shareholder Report on Form N-CSR in four (4) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-10-274794) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Item 1, this submission is identical in all material respects to the initial submission.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR:

•	PIMCO Funds—Total Return Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—PIMCO Total Return Fund—A, B, C and R Classes

•	PIMCO Funds—Bond Funds—Institutional, M, P, Administrative and D Classes

•	PIMCO Funds—Inflation-Protected Funds—Institutional, P, Administrative and D Classes

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Strategic Markets Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Asset Allocation, Real Return Strategy & Equity-Related Funds—A, B, C and R Classes

•	PIMCO Funds—RealRetirement® Funds—Institutional, Administrative, A, C, D and R Classes

•	PIMCO Funds—International Bond Funds—Institutional, P, Administrative and D Classes

To be filed under the immediately following companion submission on form N-CSR:

•	PIMCO Funds—Municipal Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Credit Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Bond Funds—A, B, C and R Classes

•	PIMCO Funds—PIMCO Real Return Fund—A, B, C and R Classes

•	PIMCO Funds—Private Account Portfolio Series

Share Classes	Institutional ■ P ■ Administrative ■ D

Semiannual Report September 30, 2010

Strategic Markets Bond Funds

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund

PIMCO Fundamental Advantage Total Return Strategy Fund

PIMCO Fundamental IndexPLUSTM Fund

PIMCO Fundamental IndexPLUSTM TR Fund

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

PIMCO Small Cap StocksPLUS® TR Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Long Duration Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO StocksPLUS® TR Short Strategy Fund

PIMCO Global Multi-Asset Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		20
Financial Highlights		22
Statements of Assets and Liabilities		34
Consolidated Statement of Assets and Liabilities		36
Statements of Operations		37
Consolidated Statement of Operations		39
Statements of Changes in Net Assets		40
Consolidated Statements of Changes in Net Assets		44
Statement of Cash Flows		45
Notes to Financial Statements		161
Glossary		180
Privacy Policy		181
Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements		182

FUND	Fund Summary	Schedule of Investments

PIMCO All Asset Fund	6	46
PIMCO All Asset All Authority Fund	7	48
PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund	8	50
PIMCO Fundamental Advantage Total Return Strategy Fund	9	60
PIMCO Fundamental IndexPLUS™ Fund	10	72
PIMCO Fundamental IndexPLUS™ TR Fund	11	79
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	12	89
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	13	98
PIMCO Small Cap StocksPLUS® TR Fund	14	106
PIMCO StocksPLUS® Fund	15	115
PIMCO StocksPLUS® Long Duration Fund	16	124
PIMCO StocksPLUS® Total Return Fund	17	130
PIMCO StocksPLUS® TR Short Strategy Fund	18	140
PIMCO Global Multi-Asset Fund	19	152

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, (800) 927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Over the six-month reporting period, U.S. economic growth weakened and unemployment remained stubbornly high, even with significant monetary and fiscal stimulus. Within Europe, sovereign debt worries heightened investor concerns over the possibility of default, leading to increased market volatility. In response, U.S. and non-U.S. government policy makers kept key interest rates near zero and announced plans for expanded quantitative easing programs to help spark economic activity and job creation, despite a rising public debt burden within developed economies. Furthermore, the Federal Reserve adjusted its balance sheet strategy by reinvesting payments on Agency debt and mortgage-backed securities (“MBS”) into longer-term U.S. Treasury securities in an effort to stabilize the economy through price support within key asset classes.

PIMCO’s New Normal long-term outlook—marked by a shift in global growth drivers, deleveraging and re-regulation—points to the possibility of a desynchronized global economic recovery. As such, the economic growth rate in developed economies will likely be lower than in previous recoveries, but higher for developing and emerging market economies. For investors, it is important to adjust portfolios to meet the challenges of this changing and uncertain investment environment. At PIMCO, we remain focused on helping you through your investment journey while managing a number of risks along the way.

Included below are highlights of the financial markets during our six-month reporting period:

■

Investors helped push yields on U.S. Treasury securities to historic lows in the short area of the yield curve in a flight to higher quality assets. Bonds that offered extra income, however, performed better than lower yielding U.S. Treasury securities. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, or 1.31% lower than on March 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 6.05% for the reporting period.

■

Corporate bonds, including high-yield bonds, outperformed U.S. Treasury securities as strong demand for incremental income supported healthy new corporate bond issuance. Furthermore, corporate fundamentals generally continued to improve during the reporting period due to cost-cutting, improving margins, increasing asset quality and valuations.

■

The performance of Agency MBS lagged like-duration U.S. Treasury securities primarily due to concern of increased prepayments induced by a potential government-sponsored refinancing program and the Federal Reserve’s decision to reinvest pay downs within its mortgage portfolio in U.S. Treasury securities rather than in MBS. However, non-Agency MBS and commercial MBS outperformed U.S. Treasury securities as a result of limited new issuance and investor demand for higher-yielding assets.

■

Municipal bonds posted positive returns, as measured by the Barclays Capital Municipal Bond Index, which returned 5.51% for the reporting period. Taxable Build America Bonds outperformed the tax-exempt municipal bond sector due to their longer duration as rates moved lower over the period.

■	Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive, as represented by the Barclays Capital U.S. TIPS Index, which returned 6.40% for the

2	PIMCO Funds	Strategic Markets Funds

reporting period. Decreasing real yields across the maturity spectrum created quite positive TIPS returns, while coupon income and low inflation accruals added additional incremental positive returns. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed during the period and TIPS underperformed nominal U.S. Treasury securities. Diversified commodity index returns were also positive, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 6.24% for the reporting period.

■

Emerging market (“EM”) bonds denominated in both U.S. dollars and local EM currencies performed well, outperforming U.S. Treasury securities. The U.S. dollar weakened due in part to investor concerns over the likelihood of increased government stimulus policies and a widening U.S. public debt burden. As a result, most EM currencies appreciated relative to the U.S. dollar.

■

Equity markets worldwide were volatile, and generally posted negative returns for the reporting period despite staging a rally in September 2010. U.S. equities, as measured by the S&P 500 Index, declined 1.42% and international equities, as represented by the MSCI World Index, declined 0.64% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Funds

November 10, 2010

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, Japanese specific risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, short sale risk, tax risk, subsidiary risk, allocation risk and underlying PIMCO fund risks. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, tax risk, and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The PIMCO All Asset, PIMCO All Asset All Authority and PIMCO Global Multi-Asset Funds (“PIMCO Fund of Funds”) may invest their respective assets in Underlying PIMCO Funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class and Class D shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Class P, Administrative Class and Class D shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class and Class D shares, respectively. The Class P shares of the following Funds were first offered in (month/year): PIMCO All Asset Fund (4/08), PIMCO Fundamental IndexPLUS™ TR Fund (4/08), PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (4/08), PIMCO Small Cap StocksPLUS® TR Fund (4/08), PIMCO StocksPLUS® Fund (4/08), PIMCO StocksPLUS® Total Return Fund (4/08), PIMCO All Asset

4	PIMCO Funds	Strategic Markets Funds

All Authority Fund (7/08), PIMCO Global Multi-Asset Fund (10/08), PIMCO StocksPLUS® TR Short Strategy Fund (1/10), and PIMCO Fundamental Advantage Total Return Strategy Fund (06/10). The Administrative Class shares of the following Funds were first offered in (month/year): PIMCO StocksPLUS® Fund (1/97), PIMCO All Asset Fund (12/02), PIMCO Fundamental IndexPLUS™ Fund (6/05), PIMCO Fundamental IndexPLUS™ TR Fund (6/05), PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (11/06). The Class D shares of the following Funds were first offered in (month/year): PIMCO StocksPLUS® Fund (4/98), PIMCO All Asset Fund (4/03), PIMCO StocksPLUS® Total Return Fund (7/03), PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (10/03), PIMCO Fundamental IndexPLUS™ TR Fund (6/05), PIMCO All Asset All Authority Fund (7/05), PIMCO Small Cap StocksPLUS® TR Fund (7/06), PIMCO StocksPLUS® TR Short Strategy Fund (7/06), PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (11/06), PIMCO Fundamental IndexPLUS™ Fund (12/06), PIMCO Fundamental Advantage Total Return Strategy Fund (7/08), and PIMCO Global Multi-Asset Fund (10/08). All other Funds in this Shareholder Report do not currently offer Class P, Administrative Class, and Class D shares. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Shareholder Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class and Class D only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated,

which for most funds is from April 1, 2010 to September 30, 2010, with the exception of Class P shares of the PIMCO Fundamental Advantage Total Return Strategy Fund, which is from June 30, 2010 (the date the class commenced operations) to September 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2010	5

PIMCO All Asset Fund

Institutional Class - PAAIX	Class D - PASDX
Administrative Class - PAALX	Class P - PALPX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

PIMCO Funds Allocation‡

PIMCO Fundamental Advantage Total Return Strategy Fund	19.6%
PIMCO Unconstrained Bond Fund	11.4%
PIMCO Income Fund	7.3%
PIMCO Long-Term Credit Fund	6.0%
PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund	6.0%
PIMCO Real Return Asset Fund	6.0%
PIMCO Investment Grade Corporate Bond Fund	5.7%
PIMCO Floating Income Fund	5.3%
Other	32.7%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Institutional Class	9.44%	14.83%	6.08%	9.29%
PIMCO All Asset Fund Administrative Class	9.24%	14.59%	5.82%	9.03%
PIMCO All Asset Fund Class D	9.13%	14.31%	5.52%	8.68%
PIMCO All Asset Fund Class P	9.30%	14.73%	5.99%	9.20%
Barclays Capital U.S. TIPS: 1-10 Year Index	4.26%	7.40%	5.36%	5.95%
Consumer Price Index + 500 Basis Points	2.91%	6.31%	7.11%	7.61%
Lipper Flexible Portfolio Funds Average	1.69%	8.46%	2.75%	6.19%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.885% for the Institutional Class shares, 0.985% for Class P shares, 1.135% for the Administrative Class shares, and 1.285% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,094.38	$1,093.00	$1,092.43	$1,091.31	$1,024.17	$1,023.66	$1,022.91	$1,022.21
Expenses Paid During Period†	$0.95	$1.47	$2.26	$2.99	$0.91	$1.42	$2.18	$2.89

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.175% for Institutional Class, 0.425% for Class P, 0.275% for Administrative Class, and 0.575% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying PIMCO Funds, which based upon allocation of the Fund’s assets among the Underlying PIMCO Funds are indirectly borne by the shareholders of the Fund. The Underlying PIMCO Fund expenses attributable to management fees are currently capped at 0.64% of the total assets invested in Underlying PIMCO Funds. The annualized expense ratios reflect net annualized expenses after application of an expense waiver of 0.05%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund, PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, as well as in funds of the PIMCO Equity Series).

»

Allocations to long maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), primarily through the PIMCO Real Return Asset Fund, benefited performance as the Underlying PIMCO Fund posted positive returns for the period.

»	Exposure to investment-grade credit, via the PIMCO Investment Grade Corporate Bond Fund, benefited performance as the Underlying PIMCO Fund posted positive returns for the period.

»

Modest exposure to commodities, achieved through the PIMCO CommodityRealReturn Strategy Fund® and the PIMCO CommoditiesPLUS™ Strategy Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the period.

»

Exposure to emerging market currencies and locally denominated emerging market bonds, through the PIMCO Developing Local Markets Fund and the PIMCO Emerging Local Bond Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the period.

»	Modest exposure to equity strategies, primarily through the PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, benefited performance as the Underlying PIMCO Fund posted positive returns for the period.

»

Holdings in the PIMCO Fundamental Advantage Total Return Strategy Fund benefited performance. This Underlying PIMCO Fund, which combines long equity exposure via the Enhanced RAFI® 1000 Index and short equity exposure via the S&P 500 Index with actively managed fixed-income collateral, posted positive returns for the period.

6	PIMCO Funds	Strategic Markets Funds

PIMCO All Asset All Authority Fund

Institutional Class - PAUIX	Class P - PAUPX
Class D - PAUDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

PIMCO Funds Allocation‡

PIMCO Fundamental Advantage Total Return Strategy Fund	15.8%
PIMCO StocksPLUS® TR Short Strategy Fund	15.2%
PIMCO Total Return Fund	11.1%
PIMCO Unconstrained Bond Fund	8.8%
PIMCO Real Return Asset Fund	5.3%
Other	43.8%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Institutional Class	9.63%	13.08%	7.23%	8.51%
PIMCO All Asset All Authority Fund Class D	9.42%	12.61%	6.68%	7.90%
PIMCO All Asset All Authority Fund Class P	9.49%	12.89%	7.05%	8.31%
S&P 500 Index	-1.42%	10.16%	0.64%	3.26%
Consumer Price Index + 650 Basis Points	3.68%	7.91%	8.72%	9.27%
Lipper Flexible Portfolio Funds Average	1.69%	8.46%	2.75%	4.92%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 1.17% for the Institutional Class shares, 1.27% for Class P shares, and 1.57% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,096.26	$1,094.85	$1,094.21	$1,022.51	$1,022.01	$1,020.51
Expenses Paid During Period†	$2.68	$3.20	$4.78	$2.59	$3.09	$4.61

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.51% for Institutional Class, 0.61% for Class P, and 0.91% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset All Authority Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class, or as applicable, Class M shares of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO Global Multi-Asset Fund, and the PIMCO RealRetirement® Funds, as well as in funds of the PIMCO Equity Series).

»

Allocations to long maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), primarily through the PIMCO Real Return Asset Fund, benefited performance as the Underlying PIMCO Fund posted positive returns for the period.

»	Exposure to investment-grade credit, via the PIMCO Investment Grade Corporate Bond Fund, benefited performance as the Underlying PIMCO Fund posted positive returns for the period.

»

Modest exposure to commodities, achieved through the PIMCO CommodityRealReturn Strategy Fund® and the PIMCO CommoditiesPLUS™ Strategy Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the period.

»

Exposure to emerging market currencies and locally denominated emerging market bonds, through the PIMCO Developing Local Markets Fund and the PIMCO Emerging Local Bond Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the period.

»

Holdings in the PIMCO Fundamental Advantage Total Return Strategy Fund benefited performance. This Underlying PIMCO Fund, which combines long equity exposure via the Enhanced RAFI® 1000 Index and short equity exposure via the S&P 500 Index with actively managed fixed-income collateral, posted positive returns for the period.

»	An allocation to the PIMCO StocksPLUS® TR Short Strategy Fund benefited performance as the Underlying PIMCO Fund posted positive returns for the period.

Semiannual Report	September 30, 2010	7

PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund

-

Institutional Class - PEFIX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class Shares is $1,000,000.

Allocation Breakdown‡

Short-Term Instruments	35.0%
U.S. Government Agencies	22.7%
Corporate Bonds & Notes	19.3%
U.S. Treasury Obligations	18.2%
Mortgage-Backed Securities	2.0%
Other	2.8%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period September 30, 2010
	6 Months*	1 Year	Fund Inception (11/26/08)
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund Institutional Class	12.79%	29.24%	66.44%
FTSE RAFI® Emerging Markets Index	6.47%	18.20%	50.86%	**
Lipper Emerging Markets Funds Average	7.95%	20.04%	49.41%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/08.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 7/31/10, as revised and supplemented to date, is 1.26% for the Institutional Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,127.93	$1,018.75
Expenses Paid During Period†	$6.72	$6.38

† Expenses are equal to the net annualized expense ratio for the class (1.26% for Institutional Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund seeks total return which exceeds the total return of the FTSE RAFI® Emerging Markets Index (the “Index”) and the MSCI Emerging Markets Index (the “Secondary Index”) by investing under normal circumstances in derivatives based on the Enhanced RAFI® Emerging Markets Fundamental Index, an enhanced, performance recalibrated version of the Index, backed by a diversified short to intermediate duration portfolio comprised of fixed-income instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

The Fund’s exposure to international equity markets, which was obtained through equity index derivatives, benefited absolute performance as the Enhanced RAFI® Emerging Markets Fundamental Index increased over the period.

»

Within the fixed-income portfolio backing the equity index derivatives, a positive duration (or sensitivity to changes in market interest rates) enhanced performance as the yield on the ten-year U.S. Treasury declined over the period.

»	Exposure to investment grade corporate bonds benefited relative returns as these holdings outperformed money market rates over the period.

»	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed over the period.

»	Exposure to emerging markets currencies benefited performance as these currencies appreciated relative to the U.S. dollar over the period.

»	Holdings of Agency and non-Agency mortgage-backed securities benefited returns as these securities outperformed money market rates over the period.

8	PIMCO Funds	Strategic Markets Funds

PIMCO Fundamental Advantage Total Return Strategy Fund

Institutional Class - PFATX	Class P - PFAPX
Class D - PFSDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Short-Term Instruments	31.8%
U.S. Government Agencies	23.2%
Corporate Bonds & Notes	19.6%
U.S. Treasury Obligations	17.4%
Sovereign Issues	2.3%
Other	5.7%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	Fund Inception (02/29/08)
PIMCO Fundamental Advantage Total Return Strategy Fund Institutional Class	6.52%	9.90%	10.74%
PIMCO Fundamental Advantage Total Return Strategy Fund Class D	6.23%	9.54%	10.22%
PIMCO Fundamental Advantage Total Return Strategy Fund Class P	6.31%	9.63%	10.57%
3 Month USD LIBOR Index	0.21%	0.34%	1.51%
Lipper Equity Market Neutral Funds Average	0.21%	1.26%	-1.14%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s Institutional Class, Class P, and Class D current prospectus dated 7/31/10, as revised and supplemented to date, is 0.90% for the Institutional Class shares, 1.00% for the Class P shares, and 1.30% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance ††
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/10)	$1,000.00		$1,000.00	$1,000.00		$1,000.00
Ending Account Value (09/30/10)	$1,065.21	$1,029.52	$1,062.32	$1,020.61	$1,020.10	$1,018.60
Expenses Paid During Period†	$4.61	$2.53	$6.67	$4.51	$5.01	$6.53

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.89% for Institutional Class, 0.99% for Class P, and 1.29% for Class D), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional Class and Class D (to reflect the one-half year period) and 93/365 for Class P (to reflect the period since inception date of 06/30/10 for Class P shares). The Fund’s Class P hypothetical expenses reflect an amount as if the Class had been operational for the entire fiscal half year.

†† Hypothetical Performance reflects a beginning account value as of 04/01/10.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental Advantage Total Return Strategy Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI® 1000 and short exposure to the S&P 500 Index, backed by a diversified portfolio of short and intermediate maturity fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps to gain long exposure to Enhanced RAFI® 1000 and short exposure to the S&P 500 Index.

»	The Fund’s long-short domestic equity exposure, which was obtained through equity index derivatives, benefited returns as the Enhanced RAFI® 1000 outperformed the S&P 500 Index over the period.

»

Within the fixed-income portfolio backing the equity index derivatives, a positive duration (or sensitivity to changes in market interest rates) enhanced performance as the yield on the ten-year U.S. Treasury declined over the period.

»	Exposure to investment grade corporate bonds benefited relative returns as these holdings outperformed money market rates.

»	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed over the period.

»	Exposure to emerging markets currencies benefited performance as these currencies appreciated relative to the U.S. dollar during the period.

»	Holdings of Agency and non-Agency mortgage-backed securities benefited returns as these securities outperformed money market rates during the period.

Semiannual Report	September 30, 2010	9

PIMCO Fundamental IndexPLUS™ Fund

Institutional Class - PFPIX	Class D - PFPDX
Administrative Class - PFPAX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Government Agencies	27.6%
Corporate Bonds & Notes	26.1%
Short-Term Instruments	23.7%
Mortgage-Backed Securities	13.4%
Sovereign Issues	2.7%
Other	6.5%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUSTM Fund Institutional Class	-0.35%	18.28%	1.31%	1.88%
PIMCO Fundamental IndexPLUSTM Fund Administrative Class	-0.54%	17.96%	1.06%	1.63%
PIMCO Fundamental IndexPLUSTM Fund Class D	-0.49%	17.86%	0.93%	1.50%
FTSE RAFI® US 1000 Index	-1.56%	8.56%	2.72%	3.25%
S&P 500 Index	-1.42%	10.16%	0.64%	1.29%
Lipper Specialty Diversified Equity Funds Average	1.10%	7.51%	1.37%	1.71%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Administrative Class, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.73% for the Institutional Class shares, 0.98% for the Administrative Class shares, and 1.13% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI® 1000 Index is based on the patented intellectual property of Research Affiliates, LLC; US Patent No. 7,792,719.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class D	Institutional Class	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$996.49	$994.57	$995.06	$1,021.56	$1,020.31	$1,019.55
Expenses Paid During Period†	$3.50	$4.75	$5.50	$3.55	$4.81	$5.57

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.70% for Institutional Class, 0.95% for Administrative Class, and 1.10% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental IndexPLUS™ Fund seeks total return which exceeds that of the FTSE RAFI® US 1000 Index (the “Index”), by investing under normal circumstances in derivatives based on Enhanced RAFI® 1000, an enhanced, performance recalibrated version of the Index, backed by a portfolio of short-term fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index.

»

The Fund’s exposure to domestic equity markets, which was obtained through equity index derivatives, was the main detractor from absolute returns as the Enhanced RAFI® 1000 Index decreased over the period.

»

Within the fixed-income portfolio backing the equity index derivatives, duration exposure (or sensitivity to changes in market interest rates) focused on the front end of the U.S. Treasury yield curve enhanced performance, as the yield on the two-year U.S. Treasury declined over the period, though not by as much as yields in the intermediate portion of the yield curve.

»	Exposure to investment grade corporate bonds benefited relative returns as these holdings outperformed money market rates over the period.

»	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed over the period.

»	Exposure to emerging markets currencies benefited performance as these currencies appreciated relative to the U.S. dollar over the period.

»	Holdings of Agency and non-Agency mortgage-backed securities benefited returns as these securities outperformed money market rates over the period.

10	PIMCO Funds	Strategic Markets Funds

PIMCO Fundamental IndexPLUS™ TR Fund

Institutional Class - PXTIX	Class D - PIXDX
Administrative Class - PXTAX	Class P - PIXPX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Government Agencies	34.3%
Corporate Bonds & Notes	30.4%
U.S. Treasury Obligations	12.5%
Short-Term Instruments	10.0%
Mortgage-Backed Securities	7.9%
Other	4.9%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUSTM TR Fund Institutional Class	4.95%	25.59%	5.84%	6.06%
PIMCO Fundamental IndexPLUSTM TR Fund Administrative Class	4.61%	25.19%	5.56%	5.76%
PIMCO Fundamental IndexPLUSTM TR Fund Class D	4.60%	24.92%	5.38%	5.60%
PIMCO Fundamental IndexPLUSTM TR Fund Class P	4.75%	25.32%	5.70%	5.91%
FTSE RAFI® US 1000 Index	-1.56%	8.56%	2.72%	3.25%
S&P 500 Index	-1.42%	10.16%	0.64%	1.29%
Lipper Specialty Diversified Equity Funds Average	1.10%	7.51%	1.37%	1.71%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.97% for the Institutional Class shares, 0.99% for Class P shares, 1.17%% for the Administrative Class shares, and 1.32% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI® 1000 Index is based on the patented intellectual property of Research Affiliates, LLC; US Patent No. 7,792,719.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,049.48	$1,047.47	$1,046.13	$1,045.96	$1,021.11	$1,020.61	$1,019.85	$1,019.10
Expenses Paid During Period†	$4.06	$4.57	$5.33	$6.10	$4.00	$4.51	$5.27	$6.02

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.79% for Institutional Class, 0.89% for Class P, 1.04% for Administrative Class, and 1.19% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental IndexPLUS™ TR Fund seeks total return which exceeds that of the FTSE RAFI® US 1000 Index (the “Index”), by investing under normal circumstances in derivatives based on Enhanced RAFI® 1000, an enhanced, performance recalibrated version of the Index, backed by a portfolio of short and intermediate maturity fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index.

»	The Fund’s exposure to domestic equity markets, which was obtained through equity index derivatives, detracted from absolute returns as the Enhanced RAFI® 1000 Index decreased over the period.

»

Within the fixed-income portfolio backing the equity index derivatives, duration exposure (or sensitivity to changes in market interest rates) focused on the intermediate portion of the U.S. Treasury yield curve enhanced performance, as the yield on the ten-year U.S. Treasury declined over the period by more than yields at the front end of the yield curve.

»	Exposure to investment grade corporate bonds benefited relative returns as these holdings outperformed money market rates over the period.

»	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed over the period.

»	Exposure to emerging markets currencies benefited performance as these currencies appreciated relative to the U.S. dollar over the period.

»	Holdings of Agency and non-Agency mortgages benefited returns as these securities outperformed money market rates over the period.

Semiannual Report	September 30, 2010	11

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

Institutional Class - PSKIX	Class D - PPUDX
Administrative Class - PSKAX	Class P - PPLPX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Short-Term Instruments	28.5%
U.S. Government Agencies	28.2%
Corporate Bonds & Notes	24.8%
U.S. Treasury Obligations	10.4%
Mortgage-Backed Securities	3.6%
Other	4.5%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	Fund Inception (11/30/06)
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Institutional Class	4.68%	12.67%	0.88%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Administrative Class	4.58%	12.42%	0.62%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class D	4.65%	12.39%	0.44%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class P	4.73%	12.70%	0.82%
MSCI EAFE Net Dividend Index (USD Unhedged)	0.20%	3.27%	-3.72%
Lipper International Multi-Cap Core Funds Average	2.35%	6.50%	-2.50%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.65% for the Institutional Class shares, 0.75% for Class P shares, 0.90% for the Administrative Class shares, and 1.05% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,046.85	$1,047.31	$1,045.81	$1,046.52	$1,021.81	$1,021.31	$1,020.56	$1,019.80
Expenses Paid During Period†	$3.34	$3.85	$4.62	$5.39	$3.29	$3.80	$4.56	$5.32

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.65% for Institutional Class, 0.75% for Class P, 0.90% for Administrative Class, and 1.05% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps.

»

The Fund’s exposure to international equity markets, which was obtained through equity index derivatives, benefited absolute returns as the MSCI EAFE Net Dividend Index (USD Unhedged) increased over the period.

»

Within the fixed-income portfolio backing the equity index derivatives, a positive duration (or sensitivity to changes in market interest rates) benefited performance as the yield on the ten-year U.S. Treasury declined over the period.

»	Exposure to investment grade corporate bonds benefited relative returns as these holdings outperformed money market rates over the period.

»	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed over the period.

»	Exposure to emerging markets currencies benefited performance as these currencies appreciated relative to the U.S. dollar over the period.

»	Holdings of Agency and non-Agency mortgage-backed securities benefited returns as these securities outperformed money market rates over the period.

12	PIMCO Funds	Strategic Markets Funds

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Institutional Class - PISIX
Class D - PIPDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Government Agencies	33.2%
U.S. Treasury Obligations	22.5%
Corporate Bonds & Notes	21.9%
Mortgage-Backed Securities	8.9%
Short-Term Instruments	5.5%
Sovereign Issues	2.9%
Other	5.1%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	Fund Inception (10/30/03)
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Institutional Class	2.41%	15.18%	5.03%	9.19%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class D	2.33%	14.81%	4.65%	8.72%
MSCI EAFE Net Dividend Hedged USD Index	-4.11%	2.81%	0.36%	5.30%	**
Lipper International Multi-Cap Core Funds Average	2.35%	6.50%	2.88%	7.42%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio is as stated in the Fund’s current Institutional Class and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.96% for the Institutional Class shares and 1.21% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class D	Institutional Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,024.07	$1,023.30	$1,021.26	$1,019.25
Expenses Paid During Period†	$3.86	$5.88	$3.85	$5.87

† Expenses are equal to the net annualized expense ratio for the class (0.76% for Institutional Class and 1.16% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps.

»

Portfolios managed to a U.S. dollar hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that are hedged to the U.S. dollar generally underperformed unhedged portfolios over the period, as the U.S. dollar underperformed most major currencies over the period.

»

The Fund’s exposure to international equity markets, which was obtained through equity index derivatives, detracted from absolute returns as the MSCI EAFE Net Dividend Index (Hedged USD) decreased over the period.

»

Within the fixed-income portfolio backing the equity index derivatives, a positive duration (or sensitivity to changes in market interest rates) benefited performance as the yield on the ten-year U.S. Treasury declined over the period.

»	Exposure to investment grade corporate bonds benefited relative returns as these holdings outperformed money market rates over the period.

»	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed over the period.

»	Exposure to emerging markets currencies benefited performance as these currencies appreciated relative to the U.S. dollar over the period.

»	Holdings of Agency and non-Agency mortgage-backed securities benefited returns as these securities outperformed money market rates over the period.

Semiannual Report	September 30, 2010	13

PIMCO Small Cap StocksPLUS® TR Fund

Institutional Class - PSCSX	Class P - PCKPX
Class D - PCKDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Government Agencies	36.0%
Corporate Bonds & Notes	28.0%
Short-Term Instruments	24.3%
Sovereign Issues	2.9%
U.S. Treasury Obligations	2.7%
Other	6.1%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Institutional Class	8.18%	27.27%	5.55%
PIMCO Small Cap StocksPLUS® TR Fund Class D	7.95%	26.38%	5.14%
PIMCO Small Cap StocksPLUS® TR Fund Class P	8.06%	26.52%	5.45%
Russell 2000® Index	0.25%	13.35%	-1.38%
Lipper Specialty Diversified Equity Funds Average	1.10%	7.51%	1.34%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 7/31/10, as revised and supplemented to date, is 0.79% for the Institutional Class shares, 0.80% for Class P shares, and 1.13% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,081.83	$1,080.56	$1,079.53	$1,021.61	$1,021.11	$1,019.60
Expenses Paid During Period†	$3.60	$4.12	$5.68	$3.50	$4.00	$5.52

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.69% for Institutional Class, 0.79% for Class P, and 1.09% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Small Cap StocksPLUS® TR Fund seeks total return which exceeds that of the Russell 2000® Index by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of fixed-income instruments actively managed by PIMCO. The Fund may invest in common stocks, options, futures, options on futures and swaps.

»	The Fund’s exposure to domestic equity markets, which was obtained through equity index derivatives, benefited absolute returns as the Russell 2000® Index increased over the period.

»

Within the fixed-income portfolio backing the equity index derivatives, a positive duration (or sensitivity to changes in market interest rates) enhanced performance as the yield on the ten-year U.S. Treasury declined over the period.

»	Exposure to investment grade corporate bonds benefited relative returns as these holdings outperformed money market rates over the period.

»	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed over the period.

»	Exposure to emerging markets currencies benefited performance as these currencies appreciated relative to the U.S. dollar over the period.

»	Holdings of Agency and non-Agency mortgage-backed securities benefited returns as these securities outperformed money market rates over the period.

14	PIMCO Funds	Strategic Markets Funds

PIMCO StocksPLUS® Fund

Institutional Class - PSTKX	Class D - PSPDX
Administrative Class - PPLAX	Class P - PSKPX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Corporate Bonds & Notes	29.2%
Short-Term Instruments	27.1%
U.S. Government Agencies	25.1%
Mortgage-Backed Securities	6.2%
U.S. Treasury Obligations	5.2%
Other	7.2%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)
PIMCO StocksPLUS® Fund Institutional Class	-0.19%	14.48%	0.47%	-0.20%	8.06%
PIMCO StocksPLUS® Fund Administrative Class	-0.32%	14.24%	0.24%	-0.49%	7.74%
PIMCO StocksPLUS® Fund Class D	-0.36%	14.14%	0.09%	-0.68%	7.59%
PIMCO StocksPLUS® Fund Class P	-0.23%	14.41%	0.43%	-0.20%	8.07%
S&P 500 Index	-1.42%	10.16%	0.64%	-0.43%	7.68%	**
Lipper Large-Cap Core Funds Average	-2.62%	7.93%	0.28%	-0.23%	6.97%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.54% for the Institutional Class shares, 0.61% for Class P shares, 0.79% for the Administrative Class shares, and 0.94% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$998.09	$997.68	$996.79	$996.39	$1,022.56	$1,022.06	$1,021.31	$1,020.56
Expenses Paid During Period†	$2.50	$3.00	$3.75	$4.50	$2.54	$3.04	$3.80	$4.56

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.60% for Class P, 0.75% for Administrative Class, and 0.90% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Fund seeks total return which exceeds that of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps.

»	The Fund’s exposure to domestic equity markets, which was obtained through equity index derivatives, was the main detractor from absolute returns as the S&P 500 Index decreased over the period.

»

Within the fixed-income portfolio backing the equity index derivatives, a positive duration (or sensitivity to changes in market interest rates) enhanced performance as the yield on the ten-year U.S. Treasury declined over the period.

»	Exposure to investment grade corporate bonds benefited relative returns as these holdings outperformed money market rates over the period.

»	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed over the period.

»	Exposure to emerging markets currencies benefited performance as these currencies appreciated relative to the U.S. dollar over the period.

»	Holdings of Agency and non-Agency mortgage-backed securities benefited returns as these securities outperformed money market rates over the period.

Semiannual Report	September 30, 2010	15

PIMCO StocksPLUS® Long Duration Fund

Institutional Class - PSLDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class Shares is $1,000,000.

Allocation Breakdown‡

Corporate Bonds & Notes	38.8%
U.S. Treasury Obligations	30.4%
Short-Term Instruments	12.7%
U.S. Government Agencies	10.9%
Municipal Bonds & Notes	4.1%
Other	3.1%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	Fund Inception (08/31/07)
PIMCO StocksPLUS® Long Duration Fund Institutional Class	12.99%	25.64%	2.38%
S&P 500 Index	-1.42%	10.16%	-5.86%
S&P 500 Index + Barclays Capital Long-Term Government/Credit Index—3 Month LIBOR	13.60%	25.44%	0.96%
Lipper Specialty Diversified Equity Funds Average	1.10%	7.51%	-0.67%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 7/31/10, as revised and supplemented to date, is 0.60% for the Institutional Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,129.89	$1,021.96
Expenses Paid During Period†	$3.31	$3.14

† Expenses are equal to the net annualized expense ratio of 0.62% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Long Duration Fund seeks total return which exceeds that of its benchmark indexes, consistent with prudent investment management, by investing under normal circumstances in S&P 500 Index derivatives, backed by a diversified portfolio of long-term fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps.

»

The Fund’s primary benchmark is the S&P 500 Index and the Fund’s secondary benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Capital Long-Term Government/Credit Index and subtracting 3 Month LIBOR.

»	The Fund’s exposure to domestic equity markets, which was obtained through equity index derivatives, detracted from absolute returns as the S&P 500 Index decreased in value over the period.

»

An overweight to duration (or sensitivity to changes in market interest rates) versus the secondary benchmark benefited performance as yields fell across the majority of the yield curve. This was a significant contributor to absolute performance over the period.

»	A curve-steepening bias relative to the secondary benchmark slightly detracted from performance as the two- to thirty-year yield spread flattened over the period.

»

An overweight allocation to long Agency debentures relative to the secondary benchmark was neutral for performance as long Agency debentures underperformed like-duration U.S. Treasuries, but outperformed like-duration corporate securities over the period.

»	A below-benchmark exposure to corporate bonds relative to the secondary benchmark benefited performance as corporate bonds underperformed like-duration U.S. Treasuries over the period.

»	An out-of-benchmark allocation to long-dated interest rate swaps relative to the secondary benchmark contributed to performance as the thirty-year swap spread narrowed over the period.

16	PIMCO Funds	Strategic Markets Funds

PIMCO StocksPLUS® Total Return Fund

Institutional Class - PSPTX	Class P - PTOPX
Class D - PSTDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Government Agencies	32.8%
Short-Term Instruments	25.6%
Corporate Bonds & Notes	22.6%
U.S. Treasury Obligations	7.1%
Mortgage-Backed Securities	4.5%
Other	7.4%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	Fund Inception (06/28/02)
PIMCO StocksPLUS® Total Return Fund Institutional Class	5.05%	23.02%	2.85%	6.34%
PIMCO StocksPLUS® Total Return Fund Class D	4.94%	22.50%	2.48%	5.95%
PIMCO StocksPLUS® Total Return Fund Class P	5.01%	22.78%	2.77%	6.30%
S&P 500 Index	-1.42%	10.16%	0.64%	3.77%	**
Lipper Large-Cap Core Funds Average	-2.62%	7.93%	0.28%	3.37%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.69% for the Institutional Class shares, 0.76% for Class P shares, and 1.09% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,050.47	$1,050.05	$1,049.40	$1,021.86	$1,021.36	$1,019.85
Expenses Paid During Period†	$3.29	$3.80	$5.34	$3.24	$3.75	$5.27

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.64% for Institutional Class, 0.74% for Class P, and 1.04% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Total Return Fund seeks total return which exceeds that of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps.

»	The Fund’s exposure to domestic equity markets, which was obtained through equity index derivatives, detracted from absolute returns as the S&P 500 Index decreased over the period.

»

Within the fixed-income portfolio backing the equity index derivatives, a positive duration (or sensitivity to changes in market interest rates) enhanced performance as the yield on the ten-year U.S. Treasury declined over the period.

»	Exposure to investment grade corporate bonds benefited relative returns as these holdings outperformed money market rates over the period.

»	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed over the period.

»	Exposure to emerging markets currencies benefited performance as these currencies appreciated relative to the U.S. dollar over the period.

»	Holdings of Agency and non-Agency mortgage-backed securities benefited returns as these securities outperformed money market rates over the period.

Semiannual Report	September 30, 2010	17

PIMCO StocksPLUS® TR Short Strategy Fund

Institutional Class - PSTIX	Class P - PSPLX
Class D - PSSDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Short-Term Instruments	35.8%
U.S. Government Agencies	22.5%
Corporate Bonds & Notes	17.3%
U.S. Treasury Obligations	17.1%
Sovereign Issues	2.5%
Other	4.8%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	Fund Inception (07/23/03)
PIMCO StocksPLUS® TR Short Strategy Fund Institutional Class	5.89%	-3.02%	5.36%	3.99%
PIMCO StocksPLUS® TR Short Strategy Fund Class D	5.67%	-3.51%	4.86%	3.53%
PIMCO StocksPLUS® TR Short Strategy Fund Class P	5.66%	-3.26%	5.24%	3.90%
S&P 500 Index	-1.42%	10.16%	0.64%	4.07%	**
Inverse of S&P 500 Index***	-1.00%	-12.31%	-3.63%	-6.16%	**
Lipper Dedicated Short-Bias Fund Average	-11.59%	-26.56%	-10.28%	-11.99%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 07/31/03.

*** Effective July 31, 2009, the Fund selected the S&P 500 Index as its primary benchmark in replacement of the Inverse of S&P 500 Index and retained the Inverse of S&P 500 Index as its secondary benchmark. This change was made to facilitate a comparison of the Fund’s performance to the S&P 500 Index.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.64% for the Institutional Class shares, 0.74% for Class P shares, and 1.04% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,058.92	$1,056.63	$1,056.70	$1,021.61	$1,021.11	$1,019.60
Expenses Paid During Period†	$3.56	$4.07	$5.62	$3.50	$4.00	$5.52

† Expenses are equal to the net annualized expense ratio of 0.64% for Institutional Class, 0.74% for Class P, and 1.04% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2010, the Fund’s advisory fee was decreased by 0.05%. If this fee decrease had been in effect during the six-month period ended September 30, 2010, the “Expenses Paid During Period” amounts would have been $3.30, $3.82 and $5.36 for Institutional Class, Class P and Class D Shares, respectively, based upon the Fund’s actual performance, and $3.24, $3.75 and $5.27 for Institutional Class, Class P and Class D Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® TR Short Strategy Fund seeks total return through the implementation of short investment positions on the S&P 500 (the “Index”) by investing primarily in short positions with respect to the Index or specific Index securities, backed by a portfolio of fixed-income instruments, such that the Fund’s net asset value may vary inversely to the value of the Index on a daily basis, subject to certain limitations as summarized in the Fund’s prospectus. The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may invest, without limitation, in such instruments.

»	The Fund’s short exposure to domestic equity markets, which was obtained through equity index derivatives, benefited absolute returns as the S&P 500 Index decreased over the period.

»

Within the fixed-income portfolio backing the equity index derivatives, a positive duration (or sensitivity to changes in market interest rates) enhanced performance as the yield on the ten-year U.S. Treasury declined over the period.

»	Exposure to investment grade corporate bonds benefited relative returns as these holdings outperformed money market rates over the period.

»	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed over the period.

»	Exposure to emerging markets currencies benefited performance as these currencies appreciated relative to the U.S. dollar over the period.

»	Holdings of Agency and non-Agency mortgage-backed securities benefited returns as these securities outperformed money market rates over the period.

18	PIMCO Funds	Strategic Markets Funds

PIMCO Global Multi-Asset Fund

Institutional Class - PGAIX	Class P - PGAPX
Class D - PGMDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Exchange-Traded Funds	23.5%
PIMCO StocksPLUS® Fund	14.7%
PIMCO Global Advantage Strategy Bond Fund	9.2%
PIMCO EqS Pathfinder Fund™	8.3%
Corporate Bonds & Notes	8.1%
PIMCO Emerging Local Bond Fund	6.5%
Sovereign Issues	6.1%
PIMCO Total Return Fund	5.9%
PIMCO Emerging Markets and Infrastructure Bond Fund	5.8%
Other	11.9%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	Fund Inception (10/29/08)
PIMCO Global Multi-Asset Fund Institutional Class	5.49%	10.56%	14.23%
PIMCO Global Multi-Asset Fund Class D	5.25%	9.97%	13.63%
PIMCO Global Multi-Asset Fund Class P	5.45%	10.41%	14.13%
MSCI World Index	-0.64%	6.76%	16.15%
60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index	2.35%	7.82%	14.61%
Lipper Global Flexible Portfolio Funds Average	2.05%	7.42%	15.02%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/08.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 1.48% for the Institutional Class shares, 1.58% for Class P shares, and 2.08% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,054.88	$1,054.52	$1,052.45	$1,022.41	$1,021.91	$1,019.40
Expenses Paid During Period†	$2.73	$3.24	$5.81	$2.69	$3.19	$$5.72

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.53% for Institutional Class, 0.63% for Class P, and 1.13% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Acquired Funds (affiliated and unaffiliated funds in which the Fund may invest), which based upon allocation of the Fund’s assets among the Acquired Funds are indirectly borne by the shareholders of the Fund. The annualized expense ratios reflect net annualized expenses after application of an expense waiver of 0.42%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Fund seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, fixed-income instruments, equity securities, forwards and derivatives.

»	Exposure to gold contributed to performance as gold outperformed diversified commodities over the period.

»	An allocation to emerging markets equities contributed to performance as emerging markets equities outperformed global developed equities over the period.

»	An overweight to Eurozone duration (or sensitivity to changes in market interest rates) benefited performance as the ten-year German bund yield decreased over the period.

»	An overweight to emerging markets bonds contributed to performance as emerging markets bonds rallied over the period.

»	Exposure to U.S. bonds contributed to absolute performance as U.S. bonds rallied over the period.

Semiannual Report	September 30, 2010	19

Benchmark Descriptions

Index	Description

3 Month USD LIBOR Index	3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index	60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index. The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS: 1-10 Year Index	Barclays Capital U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

FTSE RAFI® Emerging Markets Index	The FTSE RAFI® Emerging Markets Index is part of the FTSE RAFI® Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of non market-cap weighted indexes, the FTSE RAFI® Index Series weights index constituents using four fundamental factors, rather than market capitalisation. These factors include dividends, cash flow, sales and book value. The FTSE RAFI® Emerging Markets Index is designed to provide investors with a tool to enable investment in emerging markets whilst using fundamental weightings methodology. The FTSE RAFI® Emerging Markets Index consists of the 350 companies with the largest RAFI fundamental values, selected from the constituents of the FTSE Emerging Markets Index. It is not possible to invest directly in an unmanaged index.

20	PIMCO Funds	Strategic Markets Funds

Index	Description

FTSE RAFI® US 1000 Index	FTSE RAFI® US 1000 Index is part of the FTSE RAFI® Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI® Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI® US 1000 Index comprises the largest 1000 US-listed companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in an unmanaged index.

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index.

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

S&P 500 Index + Barclays Capital Long-Term Government/Credit Index - 3 Month LIBOR	S&P 500 Index + Barclays Capital Long-Term Government/Credit Index - 3 Month LIBOR: The benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Capital Long-Term Government/Credit Index and subtracting 3 - Month LIBOR. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Barclays Capital Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The 3 Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	21

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO All Asset Fund
Institutional Class
04/01/2010 - 09/30/2010+	$11.69	$0.30	$0.79	$1.09	$(0.30)	$0.00
03/31/2010	9.75	0.94	1.90	2.84	(0.90)	0.00
03/31/2009	12.61	0.64	(2.85)	(2.21)	(0.65)	0.00
03/31/2008	12.80	0.99	(0.18)	0.81	(1.00)	0.00
03/31/2007	12.61	0.80	0.19	0.99	(0.76)	(0.04)
03/31/2006	12.64	0.89	(0.08)	0.81	(0.78)	(0.06)
Class P
04/01/2010 - 09/30/2010+	11.70	0.30	0.78	1.08	(0.30)	0.00
03/31/2010	9.76	1.06	1.77	2.83	(0.89)	0.00
04/30/2008 - 03/31/2009	12.73	0.67	(3.00)	(2.33)	(0.64)	0.00
Administrative Class
04/01/2010 - 09/30/2010+	11.68	0.28	0.79	1.07	(0.29)	0.00
03/31/2010	9.74	0.95	1.87	2.82	(0.88)	0.00
03/31/2009	12.59	0.58	(2.81)	(2.23)	(0.62)	0.00
03/31/2008	12.78	0.91	(0.13)	0.78	(0.97)	0.00
03/31/2007	12.60	0.82	0.13	0.95	(0.73)	(0.04)
03/31/2006	12.63	0.84	(0.06)	0.78	(0.75)	(0.06)
Class D
04/01/2010 - 09/30/2010+	11.64	0.28	0.77	1.05	(0.28)	0.00
03/31/2010	9.71	0.94	1.85	2.79	(0.86)	0.00
03/31/2009	12.56	0.55	(2.81)	(2.26)	(0.59)	0.00
03/31/2008	12.75	0.88	(0.14)	0.74	(0.93)	0.00
03/31/2007	12.57	0.69	0.21	0.90	(0.68)	(0.04)
03/31/2006	12.61	0.82	(0.09)	0.73	(0.71)	(0.06)

PIMCO All Asset All Authority Fund
Institutional Class
04/01/2010 - 09/30/2010+	$10.37	$0.25	$0.74	$0.99	$(0.21)	$0.00
03/31/2010	9.06	0.97	1.17	2.14	(0.83)	0.00
03/31/2009	10.99	0.58	(1.86)	(1.28)	(0.53)	(0.12)
03/31/2008	10.69	0.79	0.34	1.13	(0.83)	0.00
03/31/2007	10.62	0.62	0.09	0.71	(0.62)	(0.02)
03/31/2006	10.53	0.71	0.02	0.73	(0.62)	(0.02)
Class P
04/01/2010 - 09/30/2010+	10.37	0.25	0.73	0.98	(0.21)	0.00
03/31/2010	9.06	1.09	1.05	2.14	(0.83)	0.00
07/10/2008 - 03/31/2009	11.01	0.98	(2.36)	(1.38)	(0.45)	(0.12)
Class D
04/01/2010 - 09/30/2010+	10.30	0.23	0.73	0.96	(0.19)	0.00
03/31/2010	9.02	1.00	1.08	2.08	(0.80)	0.00
03/31/2009	10.94	0.38	(1.69)	(1.31)	(0.49)	(0.12)
03/31/2008	10.66	0.69	0.36	1.05	(0.77)	0.00
03/31/2007	10.59	0.54	0.11	0.65	(0.56)	(0.02)
07/29/2005 - 03/31/2006	10.96	0.45	(0.29)	0.16	(0.51)	(0.02)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Ratio of expenses to average net assets includes line of credit expense.
(c)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.
(d)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.
(e)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20%.
(f)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.20% to 0.20%.

22	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.30)	$12.48	9.44%	$13,625,315	0.17	5%*	0.22	5%*	0.17	5%*	0.22	5%*	4.92	%*	59%
(0.90)	11.69	29.57	11,900,977	0.24	5	0.22	5	0.24	5	0.22	5	8.23		78
(0.65)	9.75	(17.90)	9,006,687	0.20	5	0.22	5	0.20	5	0.22	5	5.70		89
(1.00)	12.61	6.51	11,355,872	0.20	5	0.22	5	0.20	5	0.22	5	7.65		96
(0.80)	12.80	8.04	8,947,098	0.23	5(d)	0.23	5(d)	0.23	5(d)	0.23	5(d)	6.30		86
(0.84)	12.61	6.48	7,277,346	0.25		0.25		0.25		0.25		6.87		56

(0.30)	12.48	9.30	387,161	0.27	5*	0.32	5*	0.27	5*	0.32	5*	4.96	*	59
(0.89)	11.70	29.45	241,450	0.34	5	0.32	5	0.34	5	0.32	5	9.17		78
(0.64)	9.76	(18.62)	7,770	0.30	5*	0.32	5*	0.30	5*	0.32	5*	7.64	*	89

(0.29)	12.46	9.24	217,326	0.42	5*	0.47	5*	0.42	5*	0.47	5*	4.73	*	59
(0.88)	11.68	29.32	163,748	0.49	5	0.47	5	0.49	5	0.47	5	8.31		78
(0.62)	9.74	(18.07)	100,063	0.45	5	0.47	5	0.45	5	0.47	5	5.10		89
(0.97)	12.59	6.25	161,144	0.45	5	0.47	5	0.45	5	0.47	5	7.04		96
(0.77)	12.78	7.73	184,943	0.48	5(d)	0.48	5(d)	0.48	5(d)	0.48	5(d)	6.48		86
(0.81)	12.60	6.25	81,072	0.50		0.50		0.50		0.50		6.52		56

(0.28)	12.41	9.13	551,259	0.57	5*	0.62	5*	0.57	5*	0.62	5*	4.69	*	59
(0.86)	11.64	29.13	331,333	0.64	5	0.62	5	0.64	5	0.62	5	8.25		78
(0.59)	9.71	(18.31)	191,631	0.70	5(f)	0.72	5(f)	0.70	5(f)	0.72	5(f)	4.92		89
(0.93)	12.56	5.92	328,258	0.80	5	0.82	5	0.80	5	0.82	5	6.87		96
(0.72)	12.75	7.33	330,304	0.83	5(d)	0.83	5(d)	0.83	5(d)	0.83	5(d)	5.50		86
(0.77)	12.57	5.83	460,375	0.87	(c)	0.87	(c)	0.87	(c)	0.87	(c)	6.40		56

$(0.21)	$11.15	9.63%	$3,604,919	0.51	%*(b)	0.51	%*(b)	0.25	%*	0.25	%*	4.68	%*	36%
(0.83)	10.37	23.98	1,742,748	0.44	(b)	0.44	(b)	0.25		0.25		9.34		45
(0.65)	9.06	(11.73)	635,426	0.55	(b)	0.55	(b)	0.25		0.25		5.96		117
(0.83)	10.99	10.99	394,381	1.91	(b)	1.91	(b)	0.25		0.25		7.25		116
(0.64)	10.69	6.87	298,604	1.80	(b)(e)	1.80	(b)(e)	0.27	(e)	0.27	(e)	5.79		128
(0.64)	10.62	6.87	370,389	1.62	(b)	1.62	(b)	0.30		0.30		6.50		62

(0.21)	11.14	9.49	1,006,890	0.61	*(b)	0.61	*(b)	0.35	*	0.35	*	4.62	*	36
(0.83)	10.37	23.91	530,846	0.54	(b)	0.54	(b)	0.35		0.35		10.42		45
(0.57)	9.06	(12.59)	250	0.58	*(b)	0.58	*(b)	0.35	*	0.35	*	14.98	*	117

(0.19)	11.07	9.42	573,915	0.91	*(b)	0.91	*(b)	0.65	*	0.65	*	4.32	*	36
(0.80)	10.30	23.38	292,246	0.84	(b)	0.84	(b)	0.65		0.65		9.63		45
(0.61)	9.02	(12.07)	57,816	1.05	(b)(f)	1.05	(b)(f)	0.75	(f)	0.75	(f)	3.87		117
(0.77)	10.94	10.26	36,373	2.41	(b)	2.41	(b)	0.85		0.85		6.35		116
(0.58)	10.66	6.27	14,482	2.41	(b)(e)	2.41	(b)(e)	0.87	(e)	0.87	(e)	5.12		128
(0.53)	10.59	1.41	13,933	2.03	*(b)(c)	2.03	*(b)(c)	0.90	*(c)	0.90	*(c)	6.31	*	62

Semiannual Report	September 30, 2010	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund
Institutional Class
04/01/2010 - 09/30/2010+	$11.10	$0.05	$1.36	$1.41	$(0.06)	$0.00	$0.00
03/31/2010	10.34	0.28	9.91	10.19	(9.03)	(0.40)	0.00
11/26/2008 - 03/31/2009	10.00	0.07	1.03	1.10	(0.76)	0.00	0.00

PIMCO Fundamental Advantage Total Return Strategy Fund
Institutional Class
04/01/2010 - 09/30/2010+	$4.62	$0.03	$0.27	$0.30	$(0.15)	$0.00	$0.00
03/31/2010	4.38	0.07	1.07	1.14	(0.73)	(0.17)	0.00
03/31/2009	10.00	0.37	(0.86)	(0.49)	(0.02)	(5.11)	0.00
02/29/2008 - 03/31/2008	10.00	0.01	(0.01)	0.00	0.00	0.00	0.00
Class P
06/30/2010 - 09/30/2010+	4.71	0.01	0.13	0.14	(0.09)	0.00	0.00
Class D
04/01/2010 - 09/30/2010+	4.56	0.02	0.26	0.28	(0.14)	0.00	0.00
03/31/2010	4.35	0.04	1.07	1.11	(0.73)	(0.17)	0.00
07/31/2008 - 03/31/2009	9.81	0.23	(0.57)	(0.34)	(0.01)	(5.11)	0.00

PIMCO Fundamental IndexPLUSTM Fund
Institutional Class
04/01/2010 - 09/30/2010+	$7.03	$0.03	$(0.07)	$(0.04)	$(0.49)	$0.00	$0.00
03/31/2010	4.46	0.11	4.22	4.33	(1.76)	0.00	0.00
03/31/2009	9.52	0.31	(5.28)	(4.97)	0.00	0.00	(0.09)
03/31/2008	10.92	0.52	(1.32)	(0.80)	(0.12)	(0.03)	(0.45)
03/31/2007	10.34	0.51	0.96	1.47	(0.89)	0.00	0.00
06/30/2005 - 03/31/2006	10.00	0.28	0.71	0.99	(0.65)	0.00	0.00
Administrative Class
04/01/2010 - 09/30/2010+	7.01	0.03	(0.08)	(0.05)	(0.51)	0.00	0.00
03/31/2010	4.46	0.09	4.21	4.30	(1.75)	0.00	0.00
03/31/2009	9.51	0.27	(5.24)	(4.97)	0.00	0.00	(0.08)
03/31/2008	10.92	0.49	(1.32)	(0.83)	(0.10)	(0.03)	(0.45)
03/31/2007	10.34	0.45	0.99	1.44	(0.86)	0.00	0.00
06/30/2005 - 03/31/2006	10.00	0.25	0.72	0.97	(0.63)	0.00	0.00
Class D
04/01/2010 - 09/30/2010+	6.98	0.02	(0.07)	(0.05)	(0.48)	0.00	0.00
03/31/2010	4.45	0.09	4.18	4.27	(1.74)	0.00	0.00
03/31/2009	9.51	0.23	(5.21)	(4.98)	0.00	0.00	(0.08)
03/31/2008	10.92	0.48	(1.32)	(0.84)	(0.09)	(0.03)	(0.45)
12/29/2006 - 03/31/2007	10.72	0.12	0.08	0.20	0.00	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

24	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.06)	$12.45	12.79%	$1,329,829	1.26	%*	1.26	%*	1.25	%*	1.25	%*	0.91	%*	214%
(9.43)	11.10	104.46	368,540	1.26		1.26		1.26		1.25		1.99		589
(0.76)	10.34	10.94	178,966	1.25	*	1.25	*	1.25	*	1.25	*	2.06	*	244

$(0.15)	$4.77	6.52%	$5,298,161	0.89	%*	0.89	%*	0.89	%*	0.89	%*	1.16	%*	140%
(0.90)	4.62	26.73	3,321,122	0.90		0.90		0.89		0.89		1.50		301
(5.13)	4.38	(3.56)	220,383	1.48		1.48		0.89		0.89		4.50		621
0.00	10.00	0.00	361,600	0.89	*	1.05	*	0.89	*	1.05	*	0.72	*	151

(0.09)	4.76	2.95	9,939	0.99	*	0.99	*	0.99	*	0.99	*	1.05	*	140

(0.14)	4.70	6.23	110,280	1.29	*	1.29	*	1.29	*	1.29	*	0.81	*	140
(0.90)	4.56	26.10	27,219	1.30		1.30		1.29		1.29		0.85		301
(5.12)	4.35	(2.02)	99	2.75	*	2.75	*	1.29	*	1.29	*	7.08	*	621

$(0.49)	$6.50	(0.35)%	$111,357	0.70	%*	0.70	%*	0.70	%*	0.70	%*	1.02	%*	40%
(1.76)	7.03	100.40	106,397	0.73		0.73		0.70		0.70		1.60		850
(0.09)	4.46	(52.43)	62,466	1.19		1.19		0.70		0.70		3.93		501
(0.60)	9.52	(7.88)	378,483	0.76		0.76		0.70		0.70		4.73		67
(0.89)	10.92	14.41	487,097	0.65		0.65		0.65		0.65		4.68		23
(0.65)	10.34	10.13	78,427	0.65	*	0.65	*	0.65	*	0.65	*	3.62	*	49

(0.51)	6.45	(0.54)	11	0.95	*	0.95	*	0.95	*	0.95	*	0.77	*	40
(1.75)	7.01	99.72	11	0.98		0.98		0.95		0.95		1.34		850
(0.08)	4.46	(52.44)	5	1.45		1.45		0.95		0.95		3.73		501
(0.58)	9.51	(8.14)	11	1.02		1.02		0.95		0.95		4.47		67
(0.86)	10.92	14.11	13	0.90		0.90		0.90		0.90		4.22		23
(0.63)	10.34	9.93	11	0.90	*	0.90	*	0.90	*	0.90	*	3.29	*	49

(0.48)	6.45	(0.49)	65	1.10	*	1.10	*	1.10	*	1.10	*	0.65	*	40
(1.74)	6.98	99.35	23	1.13		1.13		1.10		1.10		1.38		850
(0.08)	4.45	(52.53)	24	1.71		1.71		1.10		1.10		3.56		501
(0.57)	9.51	(8.24)	9	1.17		1.17		1.10		1.10		4.33		67
0.00	10.92	1.91	10	1.05	*	1.05	*	1.05	*	1.05	*	4.55	*	23

Semiannual Report	September 30, 2010	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Fundamental IndexPLUSTM TR Fund
Institutional Class
04/01/2010 - 09/30/2010+	$6.07	$0.08	$0.18	$0.26	$(0.73)	$0.00	$0.00
03/31/2010	4.82	0.40	4.41	4.81	(3.56)	0.00	0.00
03/31/2009	9.42	0.37	(4.84)	(4.47)	0.00	(0.08)	(0.05)
03/31/2008	10.46	0.51	(0.84)	(0.33)	(0.18)	0.00	(0.53)
03/31/2007	10.29	0.45	1.10	1.55	(1.38)	0.00	0.00
06/30/2005 - 03/31/2006	10.00	0.27	0.47	0.74	(0.45)	0.00	0.00
Class P
04/01/2010 - 09/30/2010+	6.07	0.07	0.18	0.25	(0.73)	0.00	0.00
03/31/2010	4.82	0.38	4.42	4.80	(3.55)	0.00	0.00
04/30/2008 - 03/31/2009	9.93	0.36	(5.34)	(4.98)	0.00	(0.08)	(0.05)
Administrative Class
04/01/2010 - 09/30/2010+	6.03	0.07	0.17	0.24	(0.72)	0.00	0.00
03/31/2010	4.81	0.36	4.41	4.77	(3.55)	0.00	0.00
03/31/2009	9.41	0.39	(4.87)	(4.48)	0.00	(0.08)	(0.04)
03/31/2008	10.45	0.49	(0.84)	(0.35)	(0.16)	0.00	(0.53)
03/31/2007	10.29	0.42	1.10	1.52	(1.36)	0.00	0.00
06/30/2005 - 03/31/2006	10.00	0.24	0.48	0.72	(0.43)	0.00	0.00
Class D
04/01/2010 - 09/30/2010+	5.97	0.06	0.18	0.24	(0.73)	0.00	0.00
03/31/2010	4.79	0.34	4.39	4.73	(3.55)	0.00	0.00
03/31/2009	9.38	0.38	(4.85)	(4.47)	0.00	(0.08)	(0.04)
03/31/2008	10.42	0.47	(0.83)	(0.36)	(0.16)	0.00	(0.52)
03/31/2007	10.28	0.42	1.08	1.50	(1.36)	0.00	0.00
06/30/2005 - 03/31/2006	10.00	0.26	0.45	0.71	(0.43)	0.00	0.00

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)
Institutional Class
04/01/2010 - 09/30/2010+	$6.40	$0.06	$0.22	$0.28	$(0.17)	$0.00	$0.00
03/31/2010	4.60	0.20	3.60	3.80	(2.00)	0.00	0.00
03/31/2009	9.55	0.36	(5.13)	(4.77)	0.00	(0.06)	(0.12)
03/31/2008	10.21	0.49	(0.31)	0.18	(0.39)	0.00	(0.45)
11/30/2006 - 03/31/2007	10.00	0.15	0.48	0.63	(0.42)	0.00	0.00
Class P
04/01/2010 - 09/30/2010+	6.40	0.06	0.23	0.29	(0.16)	0.00	0.00
03/31/2010	4.60	0.20	3.59	3.79	(1.99)	0.00	0.00
04/30/2008 - 03/31/2009	10.14	0.32	(5.68)	(5.36)	0.00	(0.06)	(0.12)
Administrative Class
04/01/2010 - 09/30/2010+	6.37	0.05	0.23	0.28	(0.17)	0.00	0.00
03/31/2010	4.59	0.19	3.58	3.77	(1.99)	0.00	0.00
03/31/2009	9.54	0.34	(5.12)	(4.78)	0.00	(0.06)	(0.11)
03/31/2008	10.21	0.47	(0.32)	0.15	(0.37)	0.00	(0.45)
11/30/2006 - 03/31/2007	10.00	0.14	0.48	0.62	(0.41)	0.00	0.00
Class D
04/01/2010 - 09/30/2010+	6.32	0.05	0.23	0.28	(0.15)	0.00	0.00
03/31/2010	4.57	0.17	3.57	3.74	(1.99)	0.00	0.00
03/31/2009	9.49	0.36	(5.12)	(4.76)	0.00	(0.06)	(0.10)
03/31/2008	10.20	0.45	(0.35)	0.10	(0.36)	0.00	(0.45)
11/30/2006 - 03/31/2007	10.00	0.14	0.48	0.62	(0.42)	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.

26	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.73)	$5.60	4.95%	$160,499	0.79	%*	0.79	%*	0.79	%*	0.79	%*	2.62	%*	196%
(3.56)	6.07	107.06	206,500	0.97		0.97		0.79		0.79		5.94		786
(0.13)	4.82	(47.60)	525,176	1.60		1.60		0.79		0.79		5.54		564
(0.71)	9.42	(3.72)	508,453	1.28		1.28		0.79		0.79		4.88		279
(1.38)	10.46	15.57	564,994	0.74		0.74		0.74		0.74		4.29		464
(0.45)	10.29	7.51	488,324	0.75	*	0.75	*	0.75	*	0.75	*	3.60	*	426

(0.73)	5.59	4.75	2,690	0.89	*	0.89	*	0.89	*	0.89	*	2.54	*	196
(3.55)	6.07	106.76	1,087	0.99		0.99		0.89		0.89		5.22		786
(0.13)	4.82	(50.31)	5	1.73	*	1.73	*	0.89	*	0.89	*	5.61	*	564

(0.72)	5.55	4.61	38	1.04	*	1.04	*	1.04	*	1.04	*	2.36	*	196
(3.55)	6.03	106.50	13	1.17		1.17		1.04		1.04		5.25		786
(0.12)	4.81	(47.72)	6	1.91		1.91		1.04		1.04		5.36		564
(0.69)	9.41	(3.90)	12	1.54		1.54		1.04		1.04		4.62		279
(1.36)	10.45	15.23	12	0.99		0.99		0.99		0.99		4.01		464
(0.43)	10.29	7.32	11	1.00	*	1.00	*	1.00	*	1.00	*	3.21	*	426

(0.73)	5.48	4.60	79,323	1.19	*	1.19	*	1.19	*	1.19	*	2.28	*	196
(3.55)	5.97	105.95	4,725	1.32		1.32		1.19		1.19		5.02		786
(0.12)	4.79	(47.80)	1,712	2.07		2.07		1.19		1.19		5.19		564
(0.68)	9.38	(4.02)	10,220	1.70		1.70		1.19		1.19		4.48		279
(1.36)	10.42	15.03	10,834	1.14		1.14		1.14		1.14		3.98		464
(0.43)	10.28	7.24	5,617	1.14	*	1.14	*	1.14	*	1.14	*	3.36	*	426

$(0.17)	$6.51	4.68%	$143,596	0.65	%*	0.65	%*	0.64	%*	0.64	%*	1.87	%*	213%
(2.00)	6.40	84.13	68,672	0.65		0.65		0.64		0.64		3.04		493
(0.18)	4.60	(50.26)	37,609	1.68		1.68		0.64		0.64		5.12		456
(0.84)	9.55	1.35	72,625	1.30	(b)	1.30	(b)	0.66	(b)	0.66	(b)	4.75		384
(0.42)	10.21	6.41	57,155	0.69	*	1.04	*	0.69	*	1.04	*	4.63	*	197

(0.16)	6.53	4.73	18	0.75	*	0.75	*	0.74	*	0.74	*	1.88	*	213
(1.99)	6.40	83.88	15	0.75		0.75		0.74		0.74		2.82		493
(0.18)	4.60	(53.16)	5	1.73	*	1.73	*	0.74	*	0.74	*	5.07	*	456

(0.17)	6.48	4.58	10	0.90	*	0.90	*	0.89	*	0.89	*	1.72	*	213
(1.99)	6.37	83.60	10	0.90		0.90		0.89		0.89		2.80		493
(0.17)	4.59	(50.37)	5	1.94		1.94		0.89		0.89		4.86		456
(0.82)	9.54	1.06	11	1.53	(b)	1.53	(b)	0.91	(b)	0.91	(b)	4.52		384
(0.41)	10.21	6.33	11	0.94	*	1.29	*	0.94	*	1.29	*	4.38	*	197

(0.15)	6.45	4.65	1,877	1.05	*	1.05	*	1.04	*	1.04	*	1.63	*	213
(1.99)	6.32	83.30	3,235	1.05		1.05		1.04		1.04		2.49		493
(0.16)	4.57	(50.39)	497	2.08		2.08		1.04		1.04		4.78		456
(0.81)	9.49	0.54	633	1.56	(b)	1.56	(b)	1.06	(b)	1.06	(b)	4.33		384
(0.42)	10.20	6.30	537	1.09	*	2.66	*	1.09	*	2.66	*	4.33	*	197

Semiannual Report	September 30, 2010	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Institutional Class
04/01/2010 - 09/30/2010+	$9.32	$0.13	$0.07	$0.20	$(0.63)	$0.00	$0.00
03/31/2010	6.46	0.54	4.29	4.83	(1.69)	(0.28)	0.00
03/31/2009	10.31	0.54	(4.38)	(3.84)	(0.01)	0.00	0.00
03/31/2008	12.26	0.58	(2.15)	(1.57)	(0.32)	(0.06)	0.00
03/31/2007	12.40	0.52	1.19	1.71	(1.85)	0.00	0.00
03/31/2006	10.43	0.42	2.98	3.40	(1.43)	0.00	0.00
Class D
04/01/2010 - 09/30/2010+	9.16	0.11	0.08	0.19	(0.62)	0.00	0.00
03/31/2010	6.38	0.38	4.35	4.73	(1.67)	(0.28)	0.00
03/31/2009	10.22	0.54	(4.38)	(3.84)	0.00	0.00	0.00
03/31/2008	12.16	0.53	(2.13)	(1.60)	(0.28)	(0.06)	0.00
03/31/2007	12.33	0.46	1.17	1.63	(1.80)	0.00	0.00
03/31/2006	10.40	0.38	2.95	3.33	(1.40)	0.00	0.00

PIMCO Small Cap StocksPLUS® TR Fund
Institutional Class
04/01/2010 - 09/30/2010+	$6.97	$0.07	$0.49	$0.56	$(0.12)	$0.00	$0.00
03/31/2010	5.63	0.33	4.64	4.97	(3.63)	0.00	0.00
03/31/2009	9.07	0.26	(3.65)	(3.39)	(0.01)	0.00	(0.04)
03/31/2008	10.60	0.47	(1.46)	(0.99)	(0.42)	(0.12)	0.00
03/31/2007	10.00	0.46	0.28	0.74	(0.14)	0.00	0.00
Class P
04/01/2010 - 09/30/2010+	6.97	0.06	0.49	0.55	(0.11)	0.00	0.00
03/31/2010	5.63	0.16	4.81	4.97	(3.63)	0.00	0.00
04/30/2008 - 03/31/2009	9.49	0.27	(4.09)	(3.82)	0.00	0.00	(0.04)
Class D
04/01/2010 - 09/30/2010+	6.91	0.07	0.47	0.54	(0.12)	0.00	0.00
03/31/2010	5.61	0.23	4.69	4.92	(3.62)	0.00	0.00
03/31/2009	9.04	0.28	(3.69)	(3.41)	0.00	0.00	(0.02)
03/31/2008	10.57	0.44	(1.46)	(1.02)	(0.39)	(0.12)	0.00
07/31/2006 - 03/31/2007	9.13	0.29	1.29	1.58	(0.14)	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.45%.
(c)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.
(d)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45%.
(e)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%.

28	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.63)	$8.89	2.41%	$122,054	0.76	%*	0.76	%*	0.75	%*	0.75	%*	2.97	%*	436%
(1.97)	9.32	76.88	162,453	0.95		0.95		0.75		0.75		6.16		1,196
(0.01)	6.46	(37.30)	217,610	2.45		2.45		0.75		0.75		6.64		1,001
(0.38)	10.31	(13.31)	219,680	1.50	(d)	1.50	(d)	0.78	(d)	0.78	(d)	4.75		908
(1.85)	12.26	14.67	543,706	0.83	(c)	0.83	(c)	0.82	(c)	0.82	(c)	4.25		696
(1.43)	12.40	33.44	553,344	0.85		0.85		0.85		0.85		3.51		682

(0.62)	8.73	2.33	88,907	1.16	*	1.16	*	1.15	*	1.15	*	2.61	*	436
(1.95)	9.16	76.21	47,459	1.20		1.20		1.15		1.15		4.04		1,196
0.00	6.38	(37.57)	3,580	2.97		2.97		1.15		1.15		6.22		1,001
(0.34)	10.22	(13.57)	9,389	2.00	(d)	2.00	(d)	1.18	(d)	1.18	(d)	4.39		908
(1.80)	12.16	14.06	5,671	1.23	(c)	1.23	(c)	1.22	(c)	1.22	(c)	3.83		696
(1.40)	12.33	32.84	5,346	1.27	(b)	1.27	(b)	1.27	(b)	1.27	(b)	3.17		682

$(0.12)	$7.41	8.18%	$112,190	0.69	%*	0.69	%*	0.69	%*	0.69	%*	1.87	%*	324%
(3.63)	6.97	94.74	154,296	0.79		0.79		0.69		0.69		4.42		762
(0.05)	5.63	(37.56)	450,524	1.02		1.02		0.69		0.69		3.89		609
(0.54)	9.07	(9.75)	26,751	1.50	(e)	1.50	(e)	0.71	(e)	0.71	(e)	4.66		403
(0.14)	10.60	7.39	11,307	0.74	*	1.96	*	0.74	*	1.96	*	4.50	*	671

(0.11)	7.41	8.06	507	0.79	*	0.79	*	0.79	*	0.79	*	1.68	*	324
(3.63)	6.97	94.65	1,868	0.80		0.80		0.79		0.79		2.33		762
(0.04)	5.63	(40.39)	6	1.15	*	1.15	*	0.79	*	0.79	*	3.88	*	609

(0.12)	7.33	7.95	12,644	1.09	*	1.09	*	1.09	*	1.09	*	1.99	*	324
(3.62)	6.91	94.07	1,780	1.13		1.13		1.09		1.09		3.03		762
(0.02)	5.61	(37.80)	124	1.58		1.58		1.09		1.09		3.73		609
(0.51)	9.04	(10.07)	131	1.85	(e)	1.85	(e)	1.11	(e)	1.11	(e)	4.30		403
(0.14)	10.57	17.27	106	1.14	*	2.98	*	1.14	*	2.98	*	4.20	*	671

Semiannual Report	September 30, 2010	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO StocksPLUS® Fund
Institutional Class
04/01/2010 - 09/30/2010+	$8.27	$0.06	$(0.09)	$(0.03)	$(0.44)	$0.00	$0.00
03/31/2010	4.94	0.13	3.39	3.52	(0.19)	0.00	0.00
03/31/2009	9.95	0.33	(4.72)	(4.39)	(0.62)	0.00	0.00
03/31/2008	11.07	0.54	(1.04)	(0.50)	(0.62)	0.00	0.00
03/31/2007	10.38	0.48	0.67	1.15	(0.46)	0.00	0.00
03/31/2006	9.69	0.34	0.61	0.95	(0.26)	0.00	0.00
Class P
04/01/2010 - 09/30/2010+	8.28	0.05	(0.08)	(0.03)	(0.44)	0.00	0.00
03/31/2010	4.94	0.11	3.41	3.52	(0.18)	0.00	0.00
04/30/2008 - 03/31/2009	10.55	0.28	(5.27)	(4.99)	(0.62)	0.00	0.00
Administrative Class
04/01/2010 - 09/30/2010+	8.05	0.05	(0.09)	(0.04)	(0.43)	0.00	0.00
03/31/2010	4.82	0.13	3.29	3.42	(0.19)	0.00	0.00
03/31/2009	9.71	0.31	(4.61)	(4.30)	(0.59)	0.00	0.00
03/31/2008	10.83	0.51	(1.04)	(0.53)	(0.59)	0.00	0.00
03/31/2007	10.15	0.44	0.67	1.11	(0.43)	0.00	0.00
03/31/2006	9.49	0.30	0.60	0.90	(0.24)	0.00	0.00
Class D
04/01/2010 - 09/30/2010+	7.97	0.04	(0.08)	(0.04)	(0.43)	0.00	0.00
03/31/2010	4.77	0.11	3.28	3.39	(0.19)	0.00	0.00
03/31/2009	9.65	0.28	(4.57)	(4.29)	(0.59)	0.00	0.00
03/31/2008	10.76	0.48	(1.02)	(0.54)	(0.57)	0.00	0.00
03/31/2007	10.10	0.42	0.65	1.07	(0.41)	0.00	0.00
03/31/2006	9.44	0.29	0.61	0.90	(0.24)	0.00	0.00

PIMCO StocksPLUS® Long Duration Fund
Institutional Class
04/01/2010 - 09/30/2010+	$8.17	$0.18	$0.87	$1.05	$(0.12)	$0.00	$0.00
03/31/2010	5.48	0.31	3.17	3.48	(0.29)	(0.50)	0.00
03/31/2009	9.21	0.31	(3.95)	(3.64)	(0.09)	0.00	0.00
08/31/2007 - 03/31/2008	10.00	0.26	(0.65)	(0.39)	0.00	(0.15)	(0.25)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.
(c)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.
(d)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25%.

30	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.44)	$7.80	(0.19)%	$835,414	0.50	%*	0.50	%*	0.50	%*	0.50	%*	1.48	%*	94%
(0.19)	8.27	71.35	654,432	0.54		0.54		0.50		0.50		1.82		392
(0.62)	4.94	(46.33)	143,460	1.10		1.10		0.50		0.50		4.18		425
(0.62)	9.95	(4.95)	519,242	0.62	(d)	0.62	(d)	0.53	(d)	0.53	(d)	4.76		67
(0.46)	11.07	11.25	604,654	0.57	(c)	0.57	(c)	0.57	(c)	0.57	(c)	4.48		76
(0.26)	10.38	9.91	688,095	0.63	(b)	0.63	(b)	0.63	(b)	0.63	(b)	3.34		239

(0.44)	7.81	(0.23)	406	0.60	*	0.60	*	0.60	*	0.60	*	1.35	*	94
(0.18)	8.28	71.31	315	0.61		0.61		0.60		0.60		1.49		392
(0.62)	4.94	(49.40)	5	1.23	*	1.23	*	0.60	*	0.60	*	4.23	*	425

(0.43)	7.58	(0.32)	2,657	0.75	*	0.75	*	0.75	*	0.75	*	1.19	*	94
(0.19)	8.05	70.96	2,857	0.79		0.79		0.75		0.75		1.94		392
(0.59)	4.82	(46.41)	1,665	1.31		1.31		0.75		0.75		3.86		425
(0.59)	9.71	(5.30)	10,343	0.86	(d)	0.86	(d)	0.78	(d)	0.78	(d)	4.55		67
(0.43)	10.83	11.15	33,368	0.82	(c)	0.82	(c)	0.82	(c)	0.82	(c)	4.17		76
(0.24)	10.15	9.60	38,109	0.88	(b)	0.88	(b)	0.88	(b)	0.88	(b)	3.08		239

(0.43)	7.50	(0.36)	5,365	0.90	*	0.90	*	0.90	*	0.90	*	0.95	*	94
(0.19)	7.97	71.00	8,827	0.94		0.94		0.90		0.90		1.59		392
(0.59)	4.77	(46.59)	2,572	1.53		1.53		0.90		0.90		3.83		425
(0.57)	9.65	(5.38)	5,345	1.03	(d)	1.03	(d)	0.93	(d)	0.93	(d)	4.35		67
(0.41)	10.76	10.80	9,804	0.97	(c)	0.97	(c)	0.97	(c)	0.97	(c)	4.05		76
(0.24)	10.10	9.56	14,793	1.03	(b)	1.03	(b)	1.03	(b)	1.03	(b)	2.95		239

$(0.12)	$9.10	12.99%	$449,990	0.62	%*	0.62	%*	0.59	%*	0.59	%*	4.31	%*	184%
(0.79)	8.17	64.82	419,105	0.60		0.60		0.59		0.59		4.24		417
(0.09)	5.48	(39.72)	206,821	0.81		0.81		0.59		0.59		4.39		464
(0.40)	9.21	(4.23)	122,184	0.61	*	0.68	*	0.59	*	0.67	*	4.66	*	272

Semiannual Report	September 30, 2010	31

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO StocksPLUS® Total Return Fund
Institutional Class
04/01/2010 - 09/30/2010+	$7.14	$0.09	$0.26	$0.35	$(0.13)	$0.00	$0.00
03/31/2010	4.84	0.28	3.55	3.83	(1.53)	0.00	0.00
03/31/2009	10.02	0.50	(5.09)	(4.59)	(0.53)	0.00	(0.06)
03/31/2008	11.87	0.59	(0.70)	(0.11)	(0.66)	(1.08)	0.00
03/31/2007	11.72	0.54	0.87	1.41	(0.51)	(0.75)	0.00
03/31/2006	12.37	0.45	0.79	1.24	(0.68)	(1.21)	0.00
Class P
04/01/2010 - 09/30/2010+	7.13	0.09	0.26	0.35	(0.13)	0.00	0.00
03/31/2010	4.84	0.27	3.55	3.82	(1.53)	0.00	0.00
04/30/2008 - 03/31/2009	10.65	0.44	(5.66)	(5.22)	(0.53)	0.00	(0.06)
Class D
04/01/2010 - 09/30/2010+	7.08	0.08	0.26	0.34	(0.12)	0.00	0.00
03/31/2010	4.82	0.25	3.53	3.78	(1.52)	0.00	0.00
03/31/2009	9.99	0.47	(5.07)	(4.60)	(0.51)	0.00	(0.06)
03/31/2008	11.83	0.55	(0.69)	(0.14)	(0.62)	(1.08)	0.00
03/31/2007	11.69	0.48	0.87	1.35	(0.46)	(0.75)	0.00
03/31/2006	12.35	0.42	0.77	1.19	(0.64)	(1.21)	0.00

PIMCO StocksPLUS® TR Short Strategy Fund
Institutional Class
04/01/2010 - 09/30/2010+	$4.66	$0.04	$0.23	$0.27	$(0.03)	$0.00	$0.00
03/31/2010	6.88	0.10	(1.83)	(1.73)	(0.13)	(0.36)	0.00
03/31/2009	9.43	0.42	2.92	3.34	(0.23)	(5.66)	0.00
03/31/2008	8.38	0.39	1.08	1.47	(0.42)	0.00	0.00
03/31/2007	8.88	0.39	(0.50)	(0.11)	(0.39)	0.00	0.00
03/31/2006	9.50	0.33	(0.83)	(0.50)	(0.12)	0.00	0.00
Class P
04/01/2010 - 09/30/2010+	4.66	0.04	0.22	0.26	(0.03)	0.00	0.00
01/29/2010 - 03/31/2010	5.08	0.01	(0.41)	(0.40)	(0.02)	0.00	0.00
Class D
04/01/2010 - 09/30/2010+	4.53	0.03	0.23	0.26	(0.03)	0.00	0.00
03/31/2010	6.71	0.08	(1.79)	(1.71)	(0.11)	(0.36)	0.00
03/31/2009	9.39	0.33	2.93	3.26	(0.28)	(5.66)	0.00
03/31/2008	8.37	0.34	1.08	1.42	(0.40)	0.00	0.00
07/31/2006 - 03/31/2007	9.15	0.24	(0.66)	(0.42)	(0.36)	0.00	0.00

PIMCO Global Multi-Asset Fund
Institutional Class
04/01/2010 - 09/30/2010+	$11.20	$0.19	$0.42	$0.61	$(0.17)	$0.00	$0.00
03/31/2010	9.31	0.29	2.23	2.52	(0.49)	(0.14)	0.00
10/29/2008 - 03/31/2009	10.00	0.41	(0.78)	(0.37)	(0.32)	0.00	0.00
Class P
04/01/2010 - 09/30/2010+	11.19	0.19	0.41	0.60	(0.16)	0.00	0.00
03/31/2010	9.31	0.31	2.20	2.51	(0.49)	(0.14)	0.00
10/29/2008 - 03/31/2009	10.00	0.46	(0.83)	(0.37)	(0.32)	0.00	0.00
Class D
04/01/2010 - 09/30/2010+	11.15	0.16	0.42	0.58	(0.14)	0.00	0.00
03/31/2010	9.30	0.22	2.23	2.45	(0.46)	(0.14)	0.00
10/29/2008 - 03/31/2009	10.00	0.15	(0.53)	(0.38)	(0.32)	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.
(c)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44%.
(d)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.
(e)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%.

32	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.13)	$7.36	5.05%	$149,324	0.64	%*	0.64	%*	0.64	%*	0.64	%*	2.64	%*	199%
(1.53)	7.14	81.47	155,222	0.69		0.69		0.64		0.64		4.21		609
(0.59)	4.84	(46.99)	101,848	2.56		2.56		0.64		0.64		6.61		521
(1.74)	10.02	(2.33)	182,993	2.25	(d)	2.25	(d)	0.67	(d)	0.67	(d)	5.01		411
(1.26)	11.87	12.24	266,065	0.71	(c)	0.71	(c)	0.71	(c)	0.71	(c)	4.53		284
(1.89)	11.72	10.28	148,962	0.74		0.74		0.74		0.74		3.56		322

(0.13)	7.35	5.01	611	0.74	*	0.74	*	0.74	*	0.74	*	2.51	*	199
(1.53)	7.13	81.20	329	0.76		0.76		0.74		0.74		3.80		609
(0.59)	4.84	(50.15)	5	2.55	*	2.55	*	0.74	*	0.74	*	6.52	*	521

(0.12)	7.30	4.94	24,962	1.04	*	1.04	*	1.04	*	1.04	*	2.24	*	199
(1.52)	7.08	80.66	15,281	1.09		1.09		1.04		1.04		3.61		609
(0.57)	4.82	(47.20)	4,352	2.94		2.94		1.04		1.04		6.24		521
(1.70)	9.99	(2.56)	7,144	3.10	(d)	3.10	(d)	1.07	(d)	1.07	(d)	4.78		411
(1.21)	11.83	11.74	3,949	1.11	(c)	1.11	(c)	1.11	(c)	1.11	(c)	4.08		284
(1.85)	11.69	9.87	3,595	1.16	(b)	1.16	(b)	1.16	(b)	1.16	(b)	3.39		322

$(0.03)	$4.90	5.89%	$1,509,360	0.69	%*	0.69	%*	0.69	%*	0.69	%*	1.51	%*	126%
(0.49)	4.66	(25.64)	752,805	0.69		0.69		0.69		0.69		1.93		406
(5.89)	6.88	46.74	18,892	1.43		1.43		0.69		0.69		4.45		515
(0.42)	9.43	18.39	197,340	1.21	(e)	1.21	(e)	0.71	(e)	0.71	(e)	4.60		220
(0.39)	8.38	(1.14)	156,469	0.74		0.74		0.74		0.74		4.41		413
(0.12)	8.88	(5.28)	130,805	0.74		0.74		0.74		0.74		3.60		667

(0.03)	4.89	5.66	420	0.79	*	0.79	*	0.79	*	0.79	*	1.44	*	126
(0.02)	4.66	(7.86)	9	0.79	*	0.79	*	0.79	*	0.79	*	1.28	*	406

(0.03)	4.76	5.67	152,692	1.09	*	1.09	*	1.09	*	1.09	*	1.13	*	126
(0.47)	4.53	(25.95)	114,034	1.09		1.09		1.09		1.09		1.61		406
(5.94)	6.71	45.75	47,833	2.40		2.40		1.09		1.09		4.12		515
(0.40)	9.39	17.80	9,449	1.65	(e)	1.65	(e)	1.11	(e)	1.11	(e)	3.89		220
(0.36)	8.37	(4.52)	239	1.14	*	1.14	*	1.14	*	1.14	*	4.31	*	413

$(0.17)	$11.64	5.49%	$1,085,762	0.53	%*	0.95	%*	0.53	%*	0.95	%*	3.38	%*	34%
(0.63)	11.20	27.20	951,110	0.69		0.95		0.69		0.95		2.60		217
(0.32)	9.31	(3.78)	191,340	0.52	*	1.10	*	0.52	*	1.10	*	10.40	*	83

(0.16)	11.63	5.45	250,493	0.63	*	1.05	*	0.63	*	1.05	*	3.43	*	34
(0.63)	11.19	27.06	164,760	0.78		1.05		0.78		1.05		2.77		217
(0.32)	9.31	(3.80)	10	0.62	*	1.15	*	0.62	*	1.15	*	11.59	*	83

(0.14)	11.59	5.25	166,609	1.13	*	1.55	*	1.13	*	1.55	*	2.88	*	34
(0.60)	11.15	26.39	121,844	1.29		1.55		1.29		1.55		2.02		217
(0.32)	9.30	(3.92)	17,099	1.12	*	1.82	*	1.12	*	1.82	*	3.89	*	83

Semiannual Report	September 30, 2010	33

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund	PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund	PIMCO Fundamental Advantage Total Return Strategy Fund	PIMCO Fundamental IndexPLUS™ Fund	PIMCO Fundamental IndexPLUS™ TR Fund

Assets:
Investments, at value	$0	$0	$1,135,801	$4,570,526	$88,740	$338,430
Investments in Affiliates, at value	17,696,846	8,931,539	423,706	1,863,649	24,212	19,701
Repurchase agreements, at value	949	1,073	90,621	249,168	622	1,864
Cash	0	1	4,099	0	297	0
Deposits with counterparty	0	0	21	0	122	26
Foreign currency, at value	0	0	422	1,790	180	1,089
Receivable for investments sold	0	0	78,659	459,551	3,287	18,055
Receivable for investments in Affiliates sold	55,024	36,611	0	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0	0
Receivable for Fund shares sold	78,540	140,234	625	2,956	50	555
Interest and dividends receivable	91	0	5,917	22,348	271	1,985
Dividends receivable from Affiliates	34,350	13,957	122	529	6	6
Variation margin receivable	0	0	0	11,248	0	2
Swap premiums paid	0	0	2,605	16,108	62	760
Unrealized appreciation on foreign currency contracts	0	0	2,900	11,845	254	740
Unrealized appreciation on swap agreements	0	0	91,063	212,177	3,303	16,085
Other assets	0	0	0	0	0	0
	17,865,800	9,123,415	1,836,561	7,421,895	121,406	399,298

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$0	$257	$0	$0
Payable for investments purchased	91	0	415,487	1,397,441	3,301	96,847
Payable for investments in Affiliates purchased	105,892	70,122	2,522	180,029	306	6
Payable for investments purchased on a delayed-delivery basis	0	0	0	0	0	0
Payable for short sales	0	0	0	0	2,149	5,373
Deposits from counterparty	0	0	77,156	199,106	2,990	16,341
Payable for Fund shares redeemed	60,734	27,105	0	64,561	0	93
Payable for line of credit	0	989,838	0	0	0	0
Overdraft due to custodian	0	0	0	370	0	15
Written options outstanding	0	0	2,519	10,212	342	905
Accrued related party fees	4,364	3,679	1,313	4,147	62	226
Variation margin payable	0	0	140	472	0	2
Swap premiums received	0	0	1,415	3,616	133	349
Unrealized depreciation on foreign currency contracts	0	0	6,146	9,532	213	1,717
Unrealized depreciation on swap agreements	0	0	34	41,065	477	306
Other liabilities	0	0	0	0	0	0
	171,081	1,090,744	506,732	1,910,808	9,973	122,180

Net Assets	$17,694,719	$8,032,671	$1,329,829	$5,511,087	$111,433	$277,118

Net Assets Consist of:
Paid in capital	$18,269,392	$7,709,652	$1,108,841	$5,531,423	$142,282	$265,405
Undistributed (overdistributed) net investment income	47,706	16,733	(20,885)	11,964	7,860	25,256
Accumulated undistributed net realized gain (loss)	(1,996,359)	(52,186)	111,466	(229,526)	(38,773)	(34,332)
Net unrealized appreciation (depreciation)	1,373,980	358,472	130,407	197,226	64	20,789
	$17,694,719	$8,032,671	$1,329,829	$5,511,087	$111,433	$277,118

Net Assets:
Institutional Class	$13,625,315	$3,604,919	$1,329,829	$5,298,161	$111,357	$160,499
Class P	387,161	1,006,890	NA	9,939	NA	2,690
Administrative Class	217,326	NA	NA	NA	11	38
Class D	551,259	573,915	NA	110,280	65	79,323
Other Classes	2,913,658	2,846,947	NA	92,707	NA	34,568

Shares Issued and Outstanding:
Institutional Class	1,091,988	323,361	106,786	1,111,365	17,116	28,679
Class P	31,021	90,374	NA	2,087	NA	481
Administrative Class	17,445	NA	NA	NA	2	7
Class D	44,411	51,847	NA	23,485	10	14,468

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$12.48	$11.15	$12.45	$4.77	$6.50	$5.60
Class P	12.48	11.14	NA	4.76	NA	5.59
Administrative Class	12.46	NA	NA	NA	6.45	5.55
Class D	12.41	11.07	NA	4.70	6.45	5.48

Cost of Investments Owned	$0	$8,554,575	$1,097,915	$4,459,490	$91,431	$332,888
Cost of Investments in Affiliates Owned	$16,322,866	$18,492	$423,628	$1,863,384	$24,211	$19,701
Cost of Repurchase Agreements Owned	$949	$1,073	$90,621	$249,168	$622	$1,864
Cost of Foreign Currency Held	$0	$0	$422	$1,795	$168	$1,089
Proceeds Received on Short Sales	$0	$0	$0	$0	$2,148	$5,371
Premiums Received on Written Options	$0	$0	$3,000	$13,234	$211	$838

34	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)	PIMCO Small Cap StocksPLUS® TR Fund	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Total Return Fund	PIMCO StocksPLUS® TR Short Strategy Fund

$138,453	$318,057	$174,566	$750,218	$440,590	$226,706	$1,516,770
46,128	17,085	31,861	202,323	54,197	73,694	627,534
843	960	2,389	14,557	7,260	3,507	213,861
0	0	700	15	0	1	4,171
100	3	30	1,894	0	48	0
376	88	318	958	22	169	173
27,220	110,429	7,302	35,116	4,301	20,948	126,801
0	0	0	0	0	0	0
0	0	0	0	50,024	0	0
361	446	1,237	3,528	0	738	8,649
851	1,992	946	2,825	4,172	1,248	8,119
12	9	4	52	17	16	175
1	0	0	4	3	3	7,217
389	929	626	1,291	745	522	4,551
593	2,150	651	1,962	1,025	552	4,678
22,404	29,545	9,946	10,339	390	4,479	3,259
0	0	0	7	5	0	0
237,731	481,693	230,576	1,025,089	562,751	332,631	2,525,958

$0	$0	$0	$0	$61,030	$0	$36,954
56,614	124,185	56,970	19,104	40,825	86,980	469,468
12	9	704	52	17	17	3,375
0	0	0	0	3,568	0	0
0	51,767	2,149	23,635	1,075	4,298	0
22,342	39,273	9,201	19,482	2,240	5,440	8,161
1,000	1,754	90	605	0	112	4,123
0	0	0	0	0	0	0
0	74	0	0	10	0	0
306	859	435	1,890	1,091	356	3,032
77	204	90	436	220	154	1,303
10	10	14	2,395	1,646	460	114
224	214	192	1,708	0	138	1,643
416	13,498	1,228	3,340	920	474	4,010
9,002	10,965	25	918	119	70	80
0	0	0	0	0	2	1
90,003	242,812	71,098	73,565	112,761	98,501	532,264

$147,728	$238,881	$159,478	$951,524	$449,990	$234,130	$1,993,694

$128,848	$211,974	$326,047	$1,257,525	$331,390	$333,314	$2,131,426
4,374	34,338	(3,532)	25,931	6,228	(876)	5,265
(3,731)	(17,397)	(179,264)	(366,364)	55,944	(111,103)	(129,830)
18,237	9,966	16,227	34,432	56,428	12,795	(13,167)
$147,728	$238,881	$159,478	$951,524	$449,990	$234,130	$1,993,694

$143,596	$122,054	$112,190	$835,414	$449,990	$149,324	$1,509,360
18	NA	507	406	NA	611	420
10	NA	NA	2,657	NA	NA	NA
1,877	88,907	12,644	5,365	NA	24,962	152,692
2,227	27,920	34,137	107,682	NA	59,233	331,222

22,044	13,731	15,148	107,081	49,442	20,280	308,308
3	NA	68	52	NA	83	86
2	NA	NA	350	NA	NA	NA
291	10,187	1,726	716	NA	3,419	32,092

$6.51	$8.89	$7.41	$7.80	$9.10	$7.36	$4.90
6.53	NA	7.41	7.81	NA	7.35	4.89
6.48	NA	NA	7.58	NA	NA	NA
6.45	8.73	7.33	7.50	NA	7.30	4.76

$134,192	$315,272	$168,364	$745,600	$400,540	$223,273	$1,473,795
$46,127	$17,085	$31,862	$202,315	$54,197	$73,685	$627,419
$843	$960	$2,389	$14,557	$7,260	$3,507	$213,861
$364	$88	$319	$944	$22	$169	$174
$0	$51,738	$2,148	$23,600	$1,074	$4,297	$0
$407	$504	$632	$1,309	$468	$618	$4,621

Semiannual Report	September 30, 2010	35

Consolidated Statement of Assets and Liabilities

September 30, 2010 (Unaudited)

(Amounts in thousands, except per share amounts)	PIMCO Global Multi-Asset Fund

Assets:
Investments, at value	$1,075,982
Investments in Affiliates, at value	1,568,460
Repurchase agreements, at value	41,002
Cash	314
Deposits with counterparty	24
Foreign currency, at value	19
Receivable for investments sold	61
Receivable for Fund shares sold	10,892
Interest and dividends receivable	4,717
Dividends receivable from Affiliates	2,446
Variation margin receivable	1
Swap premiums paid	3,679
Unrealized appreciation on foreign currency contracts	17,557
Unrealized appreciation on swap agreements	6,147
2,731,301

Liabilities:
Payable for reverse repurchase agreements	$946
Payable for investments purchased	2,563
Payable for investments in Affiliates purchased	2,396
Payable for investments purchased on a delayed-delivery basis	25,974
Deposits from counterparty	15,391
Payable for Fund shares redeemed	4,094
Written options outstanding	4,776
Accrued related party fees	1,680
Variation margin payable	626
Swap premiums received	4,692
Unrealized depreciation on foreign currency contracts	27,603
Unrealized depreciation on swap agreements	1,948
92,689

Net Assets	$2,638,612

Net Assets Consist of:
Paid in capital	$2,455,969
(Overdistributed) net investment income	(3,882)
Accumulated undistributed net realized gain	39,851
Net unrealized appreciation	146,674
$2,638,612

Net Assets:
Institutional Class	$1,085,762
Class P	250,493
Administrative Class	NA
Class D	166,609
Other Classes	1,135,748

Shares Issued and Outstanding:
Institutional Class	93,248
Class P	21,532
Administrative Class	NA
Class D	14,378

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.64
Class P	11.63
Administrative Class	NA
Class D	11.59

Cost of Investments Owned	$1,019,601
Cost of Investments in Affiliates Owned	$1,486,480
Cost of Repurchase Agreements Owned	$41,002
Cost of Foreign Currency Held	$18
Premiums Received on Written Options	$13,186

36	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund	PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	PIMCO Fundamental Advantage Total Return Strategy Fund	PIMCO Fundamental IndexPLUSTM Fund	PIMCO Fundamental IndexPLUSTM TR Fund

Investment Income:
Interest	$0	$0	$8,711	$40,698	$892	$4,424
Dividends	0	0	139	1,034	0	149
Dividends from Affiliate investments	416,086	143,961	463	2,074	40	73
Miscellaneous income	0	0	0	1	0	0
Total Income	416,086	143,961	9,313	43,807	932	4,646

Expenses:
Investment advisory fees	14,221	5,501	3,636	13,623	242	730
Supervisory and administrative fees	9,578	6,027	1,711	5,517	135	467
Distribution and/or servicing fees - Administrative Class	231	0	0	0	0	0
Distribution and/or servicing fees - Other Classes	8,006	5,459	0	111	0	61
Trustees’ fees	0	0	1	6	0	1
Interest expense	5	7,256	27	84	4	10
Miscellaneous expense	0	0	21	12	0	1
Total Expenses	32,041	24,243	5,396	19,353	381	1,270
Waiver and/or Reimbursement by Manager	(3,803)	(44)	0	0	0	0
Net Expenses	28,238	24,199	5,396	19,353	381	1,270

Net Investment Income	387,848	119,762	3,917	24,454	551	3,376

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	0	0	7,406	21,750	108	3,678
Net realized gain on Affiliate investments	435,011	64,014	78	247	8	23
Net realized gain (loss) on futures contracts, written options and swaps	0	0	104,230	55,783	(3,348)	(6,362)
Net realized gain (loss) on foreign currency transactions	0	0	(1,927)	197	(150)	423
Net change in unrealized appreciation on investments	0	0	29,553	92,455	1,428	6,513
Net change in unrealized appreciation (depreciation) on Affiliate investments	649,589	315,367	89	320	1	(1)
Net change in unrealized appreciation on futures contracts, written options and swaps	0	0	63,076	62,764	1,166	4,000
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	(3,266)	510	(64)	(1,163)
Net Gain (Loss)	1,084,600	379,381	199,239	234,026	(851)	7,111

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,472,448	$499,143	$203,156	$258,480	$(300)	$10,487

Semiannual Report	September 30, 2010	37

Statements of Operations (Cont.)

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO International StocksPLUS®TR Strategy Fund (Unhedged)	PIMCO International StocksPLUS®TR Strategy Fund (U.S. Dollar- Hedged)	PIMCO Small Cap StocksPLUS®TR Fund	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Total Return Fund	PIMCO StocksPLUS® TR Short Strategy Fund

Investment Income:
Interest, net of foreign taxes*	$1,458	$4,544	$3,119	$7,457	$10,190	$3,387	$14,475
Dividends	22	148	8	375	30	109	440
Dividends from Affiliate investments	64	60	96	280	75	83	703
Miscellaneous income	0	1	0	0	0	0	0
Total Income	1,544	4,753	3,223	8,112	10,295	3,579	15,618

Expenses:
Investment advisory fees	237	570	546	1,026	731	425	3,097
Supervisory and administrative fees	159	495	336	1,121	501	348	2,251
Distribution and/or servicing fees - Administrative Class	0	0	0	3	0	0	0
Distribution and/or servicing fees - Other Classes	8	62	34	266	0	124	445
Trustees’ fees	0	0	1	1	1	0	2
Interest expense	7	13	5	10	49	3	16
Miscellaneous expense	0	1	1	2	11	0	3
Total Expenses	411	1,141	923	2,429	1,293	900	5,814

Net Investment Income	1,133	3,612	2,300	5,683	9,002	2,679	9,804

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,116	6,194	7,590	(5,778)	13,480	3,636	9,024
Net realized gain on Affiliate investments	20	24	40	59	23	7	74
Net realized gain (loss) on futures contracts, written options and swaps	(4,116)	(13,432)	(15,838)	(2,353)	(2,125)	2,336	14,477
Net realized gain (loss) on foreign currency transactions	79	(1,712)	18	(602)	878	124	700
Net change in unrealized appreciation on investments	3,219	10,139	3,804	17,078	32,224	3,152	33,436
Net change in unrealized appreciation (depreciation) on Affiliate investments	3	(1)	0	1	0	7	131
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	13,040	16,706	(414)	2,087	132	(1,541)	(42,531)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	123	(12,492)	(699)	(1,797)	(729)	(79)	114
Net Gain (Loss)	13,484	5,426	(5,499)	8,695	43,883	7,642	15,425

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,617	$9,038	$(3,199)	$14,378	$52,885	$10,321	$25,229

* Foreign tax withholdings	$0	$0	$0	$0	$0	$1	$0

38	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO Global Multi-Asset Fund

Investment Income:
Interest	$7,387
Dividends	3,780
Dividends from Affiliate investments	34,684
Total Income	45,851

Expenses:
Investment advisory fees	10,440
Supervisory and administrative fees	2,849
Distribution and/or servicing fees - Other Classes	2,696
Trustees’ fees	4
Interest expense	11
Miscellaneous expense	59
Total Expenses	16,059
Waiver and/or Reimbursement by Manager	(4,843)
Net Expenses	11,216

Net Investment Income	34,635

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	15,415
Net realized (loss) on Affiliate investments	(758)
Net realized gain on futures contracts, written options and swaps	18,852
Net realized gain on foreign currency transactions	7,685
Net change in unrealized appreciation on investments	19,816
Net change in unrealized appreciation on Affiliate investments	32,501
Net change in unrealized appreciation on futures contracts, written options and swaps	9,786
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(9,857)
Net Gain	93,440

Net Increase in Net Assets Resulting from Operations	$128,075

Semiannual Report	September 30, 2010	39

Statements of Changes in Net Assets

	PIMCO All Asset Fund		PIMCO All Asset All Authority Fund		PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund

(Amounts in thousands)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$387,848	$1,074,165	$119,762	$227,075	$3,917	$6,013
Net realized gain (loss)	0	0	0	0	109,709	162,256
Net realized gain (loss) on Affiliate investments	435,011	(510,408)	64,014	(10,945)	78	8
Net capital gain distributions received from Underlying Funds	0	64,575	0	24,937	0	0
Net change in unrealized appreciation	0	0	0	0	89,363	19,369
Net change in unrealized appreciation (depreciation) on Affiliate investments	649,589	2,612,670	315,367	177,036	89	(11)
Net increase (decrease) resulting from operations	1,472,448	3,241,002	499,143	418,103	203,156	187,635

Distributions to Shareholders:
From net investment income
Institutional Class	(322,348)	(834,044)	(51,125)	(99,912)	(6,000)	(164,872)
Class P	(7,538)	(14,050)	(15,264)	(24,285)	0	0
Administrative Class	(4,543)	(10,858)	0	0	0	0
Class D	(10,371)	(21,260)	(7,668)	(14,354)	0	0
Other Classes	(55,199)	(155,644)	(35,942)	(83,625)	0	0
From net realized capital gains
Institutional Class	0	0	0	0	0	(7,142)
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(399,999)	(1,035,856)	(109,999)	(222,176)	(6,000)	(172,014)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	2,229,870	3,468,706	1,886,852	1,195,982	788,896	14,637
Class P	160,141	269,112	519,653	577,115	0	0
Administrative Class	54,965	59,180	0	0	0	0
Class D	243,210	173,952	346,334	282,528	0	0
Other Classes	587,745	689,281	1,419,916	952,235	0	0
Issued as reinvestment of distributions
Institutional Class	295,571	748,238	44,401	86,603	6,000	171,855
Class P	3,895	6,807	6,727	10,450	0	0
Administrative Class	4,381	10,400	0	0	0	0
Class D	9,159	18,810	6,936	11,102	0	0
Other Classes	42,867	119,674	28,150	63,122	0	0
Cost of shares redeemed
Institutional Class	(1,643,569)	(3,084,732)	(238,370)	(260,862)	(30,763)	(12,539)
Class P	(38,160)	(58,503)	(101,376)	(58,633)	0	0
Administrative Class	(18,016)	(26,445)	0	0	0	0
Class D	(60,921)	(92,102)	(98,816)	(64,560)	0	0
Other Classes	(300,465)	(728,768)	(225,165)	(429,677)	0	0
Net increase (decrease) resulting from Fund share transactions	1,570,673	1,573,610	3,595,242	2,365,405	764,133	173,953

Fund Redemption Fee	0	12	0	2	0	0

Total Increase (Decrease) in Net Assets	2,643,122	3,778,768	3,984,386	2,561,334	961,289	189,574

Net Assets:
Beginning of period	15,051,597	11,272,829	4,048,285	1,486,951	368,540	178,966
End of period*	$17,694,719	$15,051,597	$8,032,671	$4,048,285	$1,329,829	$368,540

*Including undistributed (overdistributed) net investment income of:	$47,706	$59,857	$16,733	$6,970	$(20,885)	$(18,802)

40	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

PIMCO Fundamental Advantage Total Return Strategy Fund		PIMCO Fundamental IndexPLUSTM Fund		PIMCO Fundamental IndexPLUSTM TR Fund

Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

$24,454	$19,189	$551	$1,294	$3,376	$15,220
77,730	99,123	(3,390)	(14,743)	(2,261)	91,260
247	39	8	12	23	(4)
0	0	0	0	0	0
155,729	68,862	2,530	67,851	9,350	107,809
320	(55)	1	0	(1)	1
258,480	187,158	(300)	54,414	10,487	214,286

(145,278)	(274,749)	(7,997)	(19,287)	(21,941)	(88,471)
(128)	0	0	0	(264)	(461)
0	0	(1)	(2)	(2)	(5)
(2,597)	(1,195)	(2)	(5)	(8,506)	(1,380)
(1,996)	(1,503)	0	0	(4,288)	(6,889)

0	(41,608)	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	(197)	0	0	0	0
0	(284)	0	0	0	0

(149,999)	(319,536)	(8,000)	(19,294)	(35,001)	(97,206)

2,236,465	2,947,715	18,903	32,640	15,076	72,556
9,988	0	0	0	2,436	3,996
0	0	0	0	35	0
127,598	30,293	57	99	110,583	2,264
88,100	24,425	0	0	56,826	22,105

144,934	316,109	7,229	15,727	21,908	66,375
3	0	0	0	70	7
0	0	1	2	2	5
2,440	1,173	2	5	8,479	1,374
1,647	1,622	0	0	3,880	6,009

(509,778)	(32,610)	(12,874)	(39,539)	(66,989)	(571,605)
(14)	0	0	0	(772)	(3,599)
0	0	0	0	(9)	0
(49,083)	(3,197)	(16)	(118)	(40,056)	(1,010)
(17,734)	(6,745)	0	0	(44,750)	(18,366)
2,034,566	3,278,785	13,302	8,816	66,719	(419,889)

0	0	0	0	0	0

2,143,047	3,146,407	5,002	43,936	42,205	(302,809)

3,368,040	221,633	106,431	62,495	234,913	537,722
$5,511,087	$3,368,040	$111,433	$106,431	$277,118	$234,913

$11,964	$137,509	$7,860	$15,309	$25,256	$56,881

Semiannual Report	September 30, 2010	41

Statements of Changes in Net Assets (Cont.)

	PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)		PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		PIMCO Small Cap StocksPLUS® TR Fund

(Amounts in thousands)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,133	$1,825	$3,612	$12,844	$2,300	$6,231
Net realized gain (loss)	(2,921)	25,676	(8,950)	83,837	(8,230)	116,483
Net realized gain on Affiliate investments	20	3	24	4	40	13
Net change in unrealized appreciation (depreciation)	16,382	4,817	14,353	32,158	2,691	(8,169)
Net change in unrealized appreciation (depreciation) on Affiliate investments	3	(3)	(1)	(1)	0	(1)
Net increase (decrease) resulting from operations	14,617	32,318	9,038	128,842	(3,199)	114,557

Distributions to Shareholders:
From net investment income
Institutional Class	(3,352)	(14,775)	(10,913)	(25,700)	(3,019)	(51,061)
Class P	(1)	(10)	0	0	(15)	(29)
Administrative Class	0	(2)	0	0	0	0
Class D	(24)	(352)	(4,356)	(9,643)	(150)	(316)
Other Classes	(123)	(1,381)	(1,732)	(3,363)	(316)	(2,389)
From net realized capital gains
Institutional Class	0	0	0	(4,033)	0	0
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	(1,626)	0	0
Other Classes	0	0	0	(532)	0	0

Total Distributions	(3,500)	(16,520)	(17,001)	(44,897)	(3,500)	(53,795)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	140,031	15,868	122,930	13,412	158,940	12,351
Class P	136	36	0	0	703	1,785
Administrative Class	0	0	0	0	0	0
Class D	3,040	3,302	63,443	63,610	12,726	1,831
Other Classes	864	9,109	15,694	13,835	37,888	19,076
Issued as reinvestment of distributions
Institutional Class	3,352	12,990	10,650	29,467	3,012	51,029
Class P	0	2	0	0	10	23
Administrative Class	0	2	0	0	0	0
Class D	23	345	3,952	10,855	138	310
Other Classes	118	1,343	1,367	2,761	287	2,148
Cost of shares redeemed
Institutional Class	(80,592)	(13,875)	(170,547)	(176,389)	(196,099)	(420,014)
Class P	(113)	(28)	0	0	(2,054)	(10)
Administrative Class	0	0	0	0	0	0
Class D	(4,183)	(1,039)	(22,756)	(31,711)	(2,665)	(446)
Other Classes	(5,859)	(2,786)	(7,800)	(11,709)	(18,209)	(9,566)
Net increase (decrease) resulting from Fund share transactions	56,817	25,269	16,933	(85,869)	(5,323)	(341,483)

Fund Redemption Fee	0	0	0	0	0	0

Total Increase (Decrease) in Net Assets	67,934	41,067	8,970	(1,924)	(12,022)	(280,721)

Net Assets:
Beginning of period	79,794	38,727	229,911	231,835	171,500	452,221
End of period*	$147,728	$79,794	$238,881	$229,911	$159,478	$171,500

*Including undistributed (overdistributed) net investment income of:	$4,374	$6,741	$34,338	$47,727	$(3,532)	$(2,332)

42	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

PIMCO StocksPLUS® Fund		PIMCO StocksPLUS® Long Duration Fund		PIMCO StocksPLUS® Total Return Fund		PIMCO StocksPLUS® TR Short Strategy Fund

Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

$5,683	$7,462	$9,002	$17,244	$2,679	$7,320	$9,804	$9,513
(8,733)	118,637	12,233	151,087	6,096	69,163	24,201	(152,808)
59	32	23	35	7	11	74	27
17,368	73,480	31,627	12,083	1,532	25,129	(8,981)	10,933
1	6	0	0	7	1	131	(16)
14,378	199,617	52,885	180,449	10,321	101,624	25,229	(132,351)

(42,534)	(14,904)	(6,000)	(16,694)	(2,721)	(27,455)	(8,461)	(8,332)
(19)	(7)	0	0	(8)	(59)	(3)	0
(146)	(66)	0	0	0	0	0	0
(414)	(190)	0	0	(340)	(2,208)	(943)	(1,144)
(5,888)	(2,770)	0	0	(931)	(6,259)	(1,595)	(1,916)

0	0	0	(29,593)	0	0	0	(26,778)
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	(3,226)
0	0	0	0	0	0	0	(10,193)

(49,001)	(17,937)	(6,000)	(46,287)	(4,000)	(35,981)	(11,002)	(51,589)

254,495	454,661	0	173,521	1,959	2,520	810,076	903,720
254	943	0	0	603	389	858	10
132	490	0	0	0	0	0	0
3,233	9,203	0	0	12,141	9,739	106,368	159,461
10,382	22,637	0	0	18,087	28,823	308,606	335,156

41,876	14,610	6,000	46,287	2,710	27,436	8,292	35,043
9	4	0	0	1	6	3	0
146	66	0	0	0	0	0	0
358	158	0	0	301	1,995	862	4,217
4,952	2,355	0	0	853	5,237	1,427	11,132

(88,384)	(84,619)	(22,000)	(141,686)	(14,640)	(28,630)	(74,637)	(86,426)
(151)	(741)	0	0	(332)	(127)	(440)	0
(320)	(478)	0	0	0	0	0	0
(6,122)	(5,043)	0	0	(3,713)	(3,274)	(70,867)	(75,142)
(23,138)	(45,974)	0	0	(14,381)	(15,972)	(156,331)	(180,297)
197,722	368,272	(16,000)	78,122	3,589	28,142	934,217	1,106,874

0	2	0	0	0	0	0	1

163,099	549,954	30,885	212,284	9,910	93,785	948,444	922,935

788,425	238,471	419,105	206,821	224,220	130,435	1,045,250	122,315
$951,524	$788,425	$449,990	$419,105	$234,130	$224,220	$1,993,694	$1,045,250

$25,931	$69,249	$6,228	$3,226	$(876)	$445	$5,265	$6,463

Semiannual Report	September 30, 2010	43

Consolidated Statements of Changes in Net Assets

	PIMCO Global Multi-Asset Fund

(Amounts in thousands)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$34,635	$24,960
Net realized gain	41,952	46,129
Net realized gain (loss) on Affiliate investments	(758)	13,317
Net capital gain distributions received from Underlying Funds	0	234
Net change in unrealized appreciation	19,745	38,174
Net change in unrealized appreciation on Affiliate investments	32,501	53,284
Net increase resulting from operations	128,075	176,098

Distributions to Shareholders:
From net investment income
Institutional Class	(14,996)	(32,503)
Class P	(3,294)	(4,046)
Administrative Class	0	0
Class D	(1,839)	(4,106)
Other Classes	(11,868)	(25,908)
From net realized capital gains
Institutional Class	0	(8,682)
Class P	0	(1,063)
Administrative Class	0	0
Class D	0	(1,180)
Other Classes	0	(7,257)

Total Distributions	(31,997)	(84,745)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	274,693	793,869
Class P	108,292	170,920
Administrative Class	0	0
Class D	73,961	121,136
Other Classes	324,015	853,385
Issued as reinvestment of distributions
Institutional Class	13,472	38,335
Class P	1,347	1,547
Administrative Class	0	0
Class D	1,700	4,808
Other Classes	9,136	26,050
Cost of shares redeemed
Institutional Class	(191,902)	(127,869)
Class P	(33,301)	(9,712)
Administrative Class	0	0
Class D	(37,094)	(26,388)
Other Classes	(121,491)	(84,993)
Net increase resulting from Fund share transactions	422,828	1,761,088

Total Increase in Net Assets	518,906	1,852,441

Net Assets:
Beginning of period	2,119,706	267,265
End of period*	$2,638,612	$2,119,706

*Including (overdistributed) net investment income of:	$(3,882)	$(6,520)

44	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Statement of Cash Flows

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO All Asset All Authority Fund

Increase in Cash from:

Cash flows used for operating activities:

Net increase in net assets resulting from operations (excluding interest expense)	$506,399

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(6,340,201)
Proceeds from sales of long-term securities	2,287,309
Proceeds from sales of short-term portfolio investments, net	(11,322)
Increase in receivable for investments sold	(34,473)
Increase in interest and dividends receivable	(3,895)
Increase in payable for investments purchased	49,894
Increase in related party fees	1,616
Change in unrealized appreciation on Affiliate investments	(315,367)
Net realized gain on Affiliate investments	(64,014)
Net cash used for operating activities	(3,924,054)

Cash flows received from financing activities:
Proceeds from shares sold	4,050,705
Payment on shares redeemed	(645,581)
Cash dividend paid*	(23,785)
Net borrowing of line of credit	549,972
Interest expense paid	(7,256)
Net cash received from financing activities	3,924,055

Net Increase in Cash	1

Cash:
Beginning of period	0
End of period	$1

* Reinvestment of dividends	$86,214

Semiannual Report	September 30, 2010	45

Schedule of Investments PIMCO All Asset Fund

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 99.9%
PIMCO CommoditiesPLUS™ Strategy Fund	28,578,390	$321,507
PIMCO CommodityRealReturn Strategy Fund®	40,752,291	334,984
PIMCO Convertible Fund	47,525,306	632,562
PIMCO Developing Local Markets Fund	56,857,518	601,553
PIMCO Diversified Income Fund	52,542,962	610,549
PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund	84,606,006	1,053,345
PIMCO Emerging Local Bond Fund	32,004,654	353,971
PIMCO Emerging Markets Bond Fund	9,632,968	110,009
PIMCO EqS Pathfinder Fund™	20,816,790	202,964
PIMCO Floating Income Fund	104,323,257	934,736
PIMCO Foreign Bond Fund (Unhedged)	822,233	9,201
PIMCO Fundamental Advantage Total Return Strategy Fund	728,637,534	3,475,601
PIMCO Fundamental IndexPLUS™ Fund	2,451,682	15,936
PIMCO Fundamental IndexPLUS™ TR Fund	13,878,305	77,719
PIMCO Global Advantage Strategy Bond Fund	33,444,188	392,635
PIMCO High Yield Fund	43,674,663	403,991
PIMCO High Yield Spectrum Fund	7,486,716	75,691
PIMCO Income Fund	116,150,144	1,299,720
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	7,479,768	66,495
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	8,556,990	55,706
PIMCO Investment Grade Corporate Bond Fund	84,925,521	1,006,367
PIMCO Long Duration Total Return Fund	445,939	5,360
PIMCO Long-Term Credit Fund	83,467,428	1,070,052
PIMCO Long-Term U.S. Government Fund	1,123,407	14,121
PIMCO Low Duration Fund	43,767,838	465,252
PIMCO Real Return Asset Fund	85,841,096	1,053,270
PIMCO Real Return Fund	20,013,495	231,156
PIMCO RealEstateRealReturn Strategy Fund	39,832,587	178,848
PIMCO Short-Term Fund	43,919,514	436,121
PIMCO Small Cap StocksPLUS® TR Fund	1,447,289	10,724
PIMCO StocksPLUS® Fund	1,512,694	11,799
PIMCO StocksPLUS® Total Return Fund	7,409,364	54,533
PIMCO Total Return Fund	8,981,158	104,181
PIMCO Unconstrained Bond Fund	177,773,006	2,010,613

Total Mutual Funds (Cost $16,307,292)		17,681,272

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 10/01/2010	$949	949

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $969. Repurchase proceeds are $949.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.1%
	1,554,636	15,574

Total Short-Term Instruments (Cost $16,523)		16,523

Total Investments 100.0% (Cost $16,323,815)		$17,697,795

Other Assets and Liabilities (Net) (0.0%)		(3,076)

Net Assets 100.0%		$17,694,719

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Fund.
(b)	Institutional Class Shares of each Fund.

46	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Mutual Funds	$17,681,272	$0	$0	$17,681,272
Short-Term Instruments
Repurchase Agreements	0	949	0	949
PIMCO Short-Term Floating NAV Portfolio	15,574	0	0	15,574

Investments, at value	$17,696,846	$949	$0	$17,697,795

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Semiannual Report	September 30, 2010	47

Schedule of Investments PIMCO All Asset All Authority Fund

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 111.0%
PIMCO CommoditiesPLUS™ Strategy Fund	12,081,713	$135,919
PIMCO CommodityRealReturn Strategy Fund®	13,248,685	108,904
PIMCO Convertible Fund	16,901,767	224,962
PIMCO Developing Local Markets Fund	40,153,364	424,823
PIMCO Diversified Income Fund	9,856,304	114,530
PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund	18,467,616	229,922
PIMCO Emerging Local Bond Fund	19,926,550	220,388
PIMCO Emerging Markets Bond Fund	4,420,210	50,479
PIMCO EqS Pathfinder Fund™	3,358,929	32,749
PIMCO Floating Income Fund	32,537,690	291,538
PIMCO Foreign Bond Fund (Unhedged)	1,025,116	11,471
PIMCO Fundamental Advantage Total Return Strategy Fund	294,731,830	1,405,871
PIMCO Fundamental IndexPLUS™ Fund	162,441	1,056
PIMCO Fundamental IndexPLUS™ TR Fund	2,692,156	15,076
PIMCO Global Advantage Strategy Bond Fund	7,880,240	92,514
PIMCO High Yield Fund	27,351,384	253,000
PIMCO Income Fund	36,719,179	410,888
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,470,710	30,855
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	10,358,985	67,437
PIMCO Investment Grade Corporate Bond Fund	27,896,787	330,577
PIMCO Long Duration Total Return Fund	4,546,887	54,654
PIMCO Long-Term Credit Fund	23,497,306	301,235
PIMCO Long-Term U.S. Government Fund	532,387	6,692
PIMCO Low Duration Fund	21,474,527	228,274
PIMCO Real Return Asset Fund	38,839,480	476,560
PIMCO Real Return Fund	6,246,851	72,151
PIMCO RealEstateRealReturn Strategy Fund	18,605,271	83,538
PIMCO Short-Term Fund	2,528,307	25,106
PIMCO Small Cap StocksPLUS® TR Fund	9,491,728	70,334
PIMCO StocksPLUS® Fund	161,098	1,257
PIMCO StocksPLUS® Total Return Fund	301,326	2,218
PIMCO StocksPLUS® TR Short Strategy Fund	276,833,749	1,356,485
PIMCO Total Return Fund	85,667,824	993,747
PIMCO Unconstrained Bond Fund	69,658,450	787,837

Total Mutual Funds (Cost $8,554,575)		8,913,047

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 10/01/2010	$1,073	1,073

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $1,097. Repurchase proceeds are $1,073.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.2%
	1,845,903	18,492

Total Short-Term Instruments (Cost $19,565)		19,565

Total Investments 111.2% (Cost $8,574,140)		$8,932,612

Other Assets and Liabilities (Net) (11.2%)		(899,941)

Net Assets 100.0%		$8,032,671

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Fund.
(b)	Institutional Class Shares of each Fund.

48	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Mutual Funds	$8,913,047	$0	$0	$8,913,047
Short-Term Instruments
Repurchase Agreements	0	1,073	0	1,073
PIMCO Short-Term Floating NAV Portfolio	18,492	0	0	18,492

Investments, at value	$8,931,539	$1,073	$0	$8,932,612

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Semiannual Report	September 30, 2010	49

Schedule of Investments PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 23.9%

BANKING & FINANCE 17.9%

AIG Retirement Services, Inc.
8.125% due 04/28/2023		$1,600	$1,758

AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		200	251

Ally Financial, Inc.
5.375% due 06/06/2011		600	610
6.000% due 05/23/2012		1,700	1,743
6.750% due 12/01/2014		150	155
7.500% due 12/31/2013		4,450	4,773
7.500% due 09/15/2020		600	642

American Express Bank FSB
5.550% due 10/17/2012		600	647

American Express Centurion Bank
5.550% due 10/17/2012		1,500	1,617

American Express Credit Corp.
0.438% due 12/02/2010		330	330

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011		1,980	1,965
5.250% due 11/21/2011		600	625

American General Finance Corp.
0.542% due 12/15/2011		1,900	1,770
4.625% due 06/22/2011	EUR	9,800	13,009
5.200% due 12/15/2011		$700	683

American International Group, Inc.
0.635% due 10/18/2011		200	197
5.600% due 10/18/2016		700	718
5.850% due 01/16/2018		2,400	2,496
8.000% due 05/22/2038	EUR	1,300	1,692

ASIF III Jersey Ltd.
5.500% due 03/07/2011		600	828

BA Covered Bond Issuer
5.500% due 06/14/2012		$700	740

Banco Santander Chile
1.771% due 04/20/2012		700	700

Bank of America Corp.
6.500% due 08/01/2016		1,800	2,027
8.000% due 12/29/2049		5,400	5,578

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		100	106

Bank of Montreal
2.850% due 06/09/2015		400	422

Bank of Scotland PLC
0.352% due 12/08/2010		100	100
4.880% due 04/15/2011		5,600	5,726

Barclays Bank PLC
5.000% due 09/22/2016		1,700	1,863
6.050% due 12/04/2017		900	977
14.000% due 11/29/2049	GBP	500	988

BBVA Bancomer S.A.
7.250% due 04/22/2020		$900	969

Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,175	1,371

Capital One Financial Corp.
6.150% due 09/01/2016		300	329

Caterpillar Financial Services Corp.
6.209% due 06/29/2012	AUD	10,500	10,136

CBA Capital Trust I
5.805% due 12/29/2049		$1,900	1,924

CIT Group, Inc.
7.000% due 05/01/2013		11	11
7.000% due 05/01/2014		16	16
7.000% due 05/01/2015		116	116

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 05/01/2016		$27	$27
7.000% due 05/01/2017		37	37

Citigroup Capital XXI
8.300% due 12/21/2077		400	422

Citigroup, Inc.
0.562% due 06/09/2016		500	424
2.384% due 08/13/2013		1,000	1,008
5.500% due 04/11/2013		2,600	2,792
5.500% due 10/15/2014		1,700	1,847
6.000% due 02/21/2012		40	42

Commonwealth Bank of Australia
0.948% due 07/12/2013		2,500	2,507

Credit Agricole S.A.
8.375% due 10/29/2049		1,600	1,720

Deutsche Bank AG
1.169% due 02/17/2015		900	881
6.000% due 09/01/2017		600	693

Dexia Credit Local
2.000% due 03/05/2013		20,900	21,074

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		3,600	3,838

FIH Erhvervsbank A/S
0.662% due 06/13/2013		7,400	7,398

Ford Motor Credit Co. LLC
7.250% due 10/25/2011		800	840
7.375% due 02/01/2011		1,900	1,935
7.500% due 08/01/2012		9,400	9,982

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	140

General Electric Capital Corp.
0.724% due 10/06/2015		$1,500	1,402
5.500% due 09/15/2067	EUR	400	470
6.875% due 01/10/2039		$100	115

GMAC International Finance BV
7.500% due 04/21/2015	EUR	4,100	5,743

Goldman Sachs Group, Inc.
5.300% due 02/14/2012		$200	210
5.950% due 01/18/2018		5,000	5,500

ING Bank NV
2.625% due 02/09/2012		2,900	2,965

International Lease Finance Corp.
5.000% due 09/15/2012		1,300	1,300
6.750% due 09/01/2016		700	752

Itau Unibanco Holding S.A.
6.200% due 04/15/2020		1,400	1,465

JPMorgan Chase & Co.
1.039% due 09/30/2013		2,700	2,710
5.750% due 01/02/2013		200	218
7.900% due 04/29/2049		8,700	9,355

LBG Capital No.1 PLC
8.500% due 12/29/2049		100	93

LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	300	419

Macquarie Group Ltd.
7.300% due 08/01/2014		$1,300	1,471

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		200	197
0.666% due 11/01/2011		1,000	997
1.226% due 03/22/2011	EUR	400	543
6.875% due 04/25/2018		$300	337

Morgan Stanley
0.570% due 04/19/2012		200	197
0.780% due 01/09/2012		900	895
5.950% due 12/28/2017		600	645

Nationwide Building Society
6.250% due 02/25/2020		500	551

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Life Global Funding
4.650% due 05/09/2013		$200	$217

Nomura Holdings, Inc.
6.700% due 03/04/2020		1,700	1,946

Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,761

Pearson Dollar Finance PLC
5.500% due 05/06/2013		400	441

Royal Bank of Scotland Group PLC
0.784% due 04/08/2011		5,200	5,204
1.450% due 10/20/2011		18,500	18,641
6.990% due 10/29/2049 (a)		800	652

Santander Issuances S.A. Unipersonal
5.911% due 06/20/2016		200	213

SLM Corp.
3.125% due 09/17/2012	EUR	6,800	8,803
5.000% due 04/15/2015		$7,900	7,583
5.175% due 12/15/2011	AUD	500	456

SLM Corp. CPI Linked Bond
3.178% due 11/21/2013		$30	26

Societe Generale
5.922% due 04/29/2049		300	285

State Bank of India
4.500% due 07/27/2015		1,000	1,053

Temasek Financial I Ltd.
4.300% due 10/25/2019		300	326

TNK-BP Finance S.A.
7.250% due 02/02/2020		4,700	5,152
7.500% due 03/13/2013		1,100	1,200
7.875% due 03/13/2018		1,300	1,472

UBS AG
1.439% due 02/23/2012		600	604

USB Capital IX
6.189% due 10/29/2049		100	80

Vnesheconombank Finance Ltd.
6.902% due 07/09/2020		8,800	9,647

Wachovia Bank N.A.
0.834% due 11/03/2014		400	383

Wachovia Corp.
0.656% due 10/15/2011		2,900	2,903
0.656% due 08/01/2013		500	493

Wells Fargo & Co.
7.980% due 03/29/2049		1,100	1,163

			238,469

INDUSTRIALS 4.4%

Alcoa, Inc.
6.150% due 08/15/2020		1,100	1,133

Altria Group, Inc.
4.125% due 09/11/2015		600	644

Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015		1,300	1,401
5.375% due 01/15/2020		1,300	1,470

BMW Finance NV
5.250% due 05/21/2012		800	855

Continental Airlines, Inc.
6.750% due 09/15/2015		5,100	5,196

Daimler Finance North America LLC
5.750% due 09/08/2011		8,500	8,877
7.300% due 01/15/2012		3,000	3,228

Dow Chemical Co.
4.850% due 08/15/2012		1,300	1,376
6.000% due 10/01/2012		200	217

50	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		$5,100	$5,847

Gazprom Via Gaz Capital S.A.
8.146% due 04/11/2018		1,300	1,518

Gerdau Holdings, Inc.
7.000% due 01/20/2020		400	449

Gerdau Trade, Inc.
5.750% due 01/30/2021 (b)		300	305

Kraft Foods, Inc.
5.250% due 10/01/2013		4,113	4,552

Noble Group Ltd.
4.875% due 08/05/2015		1,000	1,037

Northwest Airlines 2001-2 Class B Pass-Through Trust
1.474% due 08/06/2011		2,180	2,142

Pemex Project Funding Master Trust
5.750% due 03/01/2018		2,000	2,202
7.500% due 12/18/2013	GBP	100	176

Petrobras International Finance Co.
7.875% due 03/15/2019		$1,800	2,253

Petroleos Mexicanos
8.000% due 05/03/2019		100	124

President and Fellows of Harvard College
6.500% due 01/15/2039		200	259

Reynolds American, Inc.
0.992% due 06/15/2011		2,271	2,274
7.750% due 06/01/2018		200	238

Roche Holdings, Inc.
7.000% due 03/01/2039		600	808

Shell International Finance BV
5.500% due 03/25/2040		200	230

Time Warner, Inc.
6.100% due 07/15/2040		5,200	5,618

Total Capital S.A.
4.450% due 06/24/2020		300	329

Transocean, Inc.
4.950% due 11/15/2015		800	833

Union Pacific Corp.
5.700% due 08/15/2018		500	584

Weyerhaeuser Co.
6.750% due 03/15/2012		2,000	2,111

			58,286

UTILITIES 1.6%

Duke Energy Carolinas LLC
5.750% due 11/15/2013		100	114

Majapahit Holding BV
7.750% due 01/20/2020		1,800	2,169

Progress Energy, Inc.
6.850% due 04/15/2012		3,000	3,251

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		289	313

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		892	973
6.750% due 09/30/2019		1,000	1,192

Telecom Italia Capital S.A.
1.135% due 07/18/2011		7,400	7,374

TELUS Corp.
8.000% due 06/01/2011		5,333	5,585

Verizon Wireless Capital LLC
2.945% due 05/20/2011		500	508
5.250% due 02/01/2012		200	212

			21,691

Total Corporate Bonds & Notes (Cost $299,485)			318,446

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

Transocean, Inc.
1.500% due 12/15/2037	$2,400	$2,361

Total Convertible Bonds & Notes (Cost $2,231)		2,361

MUNICIPAL BONDS & NOTES 1.7%

CALIFORNIA 0.5%

California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050	1,100	1,213

California State University Revenue Bonds, Series 2010
6.484% due 11/01/2041	200	218

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
6.166% due 07/01/2040	4,400	4,485

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	700	795

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	500	502

		7,213

FLORIDA 0.2%

Miami-Dade County, Florida General Obligation Bonds, Series 2009
5.625% due 07/01/2038	2,100	2,281

ILLINOIS 0.4%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	1,000	1,012

Illinois State General Obligation Bonds, Series 2010
6.725% due 04/01/2035	100	100

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	3,600	3,607

		4,719

LOUISIANA 0.1%

East Baton Rouge, Louisiana Sewerage Commission Revenue Bonds, Series 2010
6.087% due 02/01/2045	800	830

NEBRASKA 0.0%

Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	100	107

NEVADA 0.0%

Clark County, Nevada General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 06/01/2030	300	309

Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	200	222

		531

NEW JERSEY 0.1%

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	1,500	1,493

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.4%

New York City, New York General Obligation Bonds, Series 2010
6.246% due 06/01/2035	$4,700	$4,963

Total Municipal Bonds & Notes (Cost $21,212)		22,137

U.S. GOVERNMENT AGENCIES 28.1%

Fannie Mae
0.606% due 07/25/2037	1,697	1,697
0.636% due 07/25/2037	1,878	1,879
0.656% due 09/25/2035	1,114	1,113
0.666% due 09/25/2035	2,265	2,264
0.706% due 09/25/2035	793	792
0.976% due 06/25/2037	2,539	2,554
0.986% due 06/25/2040	11,757	11,817
0.996% due 03/25/2040	2,921	2,947
1.125% due 09/30/2013	400	403
1.625% due 10/26/2015	500	501
4.000% due 10/01/2040 - 12/01/2040	115,000	118,055
4.500% due 10/01/2040	165,000	171,858
4.625% due 10/15/2013	100	111
5.000% due 03/01/2035 - 10/01/2040	10,592	11,164
5.500% due 01/01/2038 - 10/01/2040	13,914	14,796
6.000% due 11/01/2032 - 10/01/2040	18,038	19,400

Freddie Mac
0.957% due 08/15/2037	2,219	2,233
0.967% due 10/15/2037	538	541
0.977% due 05/15/2037 - 09/15/2037	2,473	2,487
4.500% due 10/01/2040	5,000	5,199
5.500% due 10/01/2040	2,000	2,122

Small Business Administration
6.220% due 12/01/2028	87	99

Total U.S. Government Agencies (Cost $372,306)		374,032

U.S. TREASURY OBLIGATIONS 22.6%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028	416	441
2.000% due 01/15/2026	110	121
2.375% due 01/15/2025	11,103	12,767
2.375% due 01/15/2027 (f)(h)	57,512	66,386
2.500% due 01/15/2029	6,397	7,549
3.625% due 04/15/2028	135	180
3.875% due 04/15/2029	12,201	16,963

U.S. Treasury Notes
0.375% due 08/31/2012	14,867	14,857
0.625% due 06/30/2012	2,700	2,711
0.625% due 07/31/2012	10,100	10,144
1.750% due 07/31/2015	9,900	10,142
1.875% due 06/30/2015 (f)	13,000	13,401
1.875% due 08/31/2017	2,500	2,499
1.875% due 09/30/2017	4,400	4,392
2.125% due 05/31/2015	8,600	8,969
2.375% due 07/31/2017	15,800	16,326
2.500% due 04/30/2015	4,400	4,666
2.500% due 06/30/2017 (f)(h)	44,300	46,162
2.750% due 11/30/2016	7,100	7,547
2.750% due 05/31/2017 (h)	35,000	37,040
3.000% due 02/28/2017	5,600	6,025
3.125% due 01/31/2017	2,000	2,168
3.125% due 04/30/2017	6,100	6,604
3.250% due 12/31/2016	2,400	2,620

Total U.S. Treasury Obligations (Cost $289,461)		300,680

See Accompanying Notes	Semiannual Report	September 30, 2010	51

Schedule of Investments PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 2.5%

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	1,000	$1,361
2.403% due 05/16/2047		1,800	2,450

Banc of America Mortgage Securities, Inc.
2.866% due 06/25/2035		$4,271	3,678

Bear Stearns Commercial Mortgage Securities
0.367% due 03/15/2019		877	829
5.593% due 06/11/2040		56	57

Chase Mortgage Finance Corp.
5.294% due 12/25/2035		4,074	3,619

Citigroup Mortgage Loan Trust, Inc.
4.576% due 03/25/2036		3,199	2,589

First Horizon Asset Securities, Inc.
3.051% due 10/25/2035		836	676

Granite Master Issuer PLC
0.347% due 12/20/2054		8,295	7,748

GS Mortgage Securities Corp. II
6.615% due 02/14/2016		200	204

JPMorgan Mortgage Trust
3.106% due 08/25/2035		1,645	1,426
5.750% due 01/25/2036		100	91

Morgan Stanley Dean Witter Capital I
6.540% due 02/15/2031		127	127

OBP Depositor LLC Trust
4.646% due 07/15/2045		4,600	4,984

Thornburg Mortgage Securities Trust
0.356% due 03/25/2037		1,126	1,097

Wachovia Mortgage Loan Trust LLC
3.804% due 10/20/2035		2,100	1,764

Total Mortgage-Backed Securities (Cost $31,588)			32,700

ASSET-BACKED SECURITIES 0.2%

Centurion CDO VII Ltd.
0.845% due 01/30/2016		2,193	2,102

Chase Issuance Trust
5.160% due 04/16/2018		100	117

Countrywide Asset-Backed Certificates
0.306% due 05/25/2047		47	46

Ford Credit Auto Owner Trust
1.210% due 01/15/2012		184	184

Total Asset-Backed Securities (Cost $2,426)			2,449

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.2%

Canada Government Bond
2.000% due 12/01/2014	CAD	2,000	$1,959
2.500% due 09/01/2013		2,900	2,894

Canada Housing Trust No. 1
3.350% due 12/15/2020		1,600	1,583

Export-Import Bank of Korea
5.125% due 06/29/2020		$400	432
5.875% due 01/14/2015		1,500	1,680

Korea Housing Finance Corp.
4.125% due 12/15/2015		1,000	1,052

Mexico Government International Bond
6.050% due 01/11/2040		200	230

Province of Ontario Canada
4.600% due 06/02/2039	CAD	600	621
5.850% due 03/08/2033		1,400	1,677

Qatar Government International Bond
6.400% due 01/20/2040		$1,600	1,912

Societe Financement de l'Economie Francaise
0.726% due 07/16/2012		2,000	2,006

Total Sovereign Issues (Cost $14,929)			16,046

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

American International Group, Inc.
8.500% due 08/01/2011		9,500	82

Wells Fargo & Co.
7.500% due 12/31/2049		2,900	2,917

Total Convertible Preferred Securities (Cost $2,790)			2,999

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Farm Credit Bank
10.000% due 11/29/2049		1,000	1,030

Total Preferred Securities (Cost $1,030)			1,030

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 43.4%

REPURCHASE AGREEMENTS 6.8%

BNP Paribas Bank
0.240% due 10/01/2010		$71,200	$71,200
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2015 valued at $72,853. Repurchase proceeds are $71,200.)

Credit Suisse Securities (USA) LLC
0.250% due 10/01/2010		14,700	14,700
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $15,045. Repurchase proceeds are $14,700.)

State Street Bank and Trust Co.
0.010% due 10/01/2010		4,721	4,721
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $4,817. Repurchase proceeds are $4,721.)

			90,621

JAPAN TREASURY BILLS 4.5%
0.110% due 10/25/2010 - 12/06/2010 (c)	JPY	4,960,000	59,411

U.S. TREASURY BILLS 0.2%
0.111% due 10/07/2010 - 10/21/2010 (c)(f)		$3,510	3,510

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 31.9%
		42,294,472	423,706

Total Short-Term Instruments (Cost $574,706)			577,248

Total Investments 124.1% (Cost $1,612,164)			$1,650,128

Written Options (j) (0.2%) (Premiums $3,000)			(2,519)

Other Assets and Liabilities (Net) (23.9%)			(317,780)

Net Assets 100.0%			$1,329,829

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $5,792 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $42,218 at a weighted average interest rate of 0.047%. On September 30, 2010, there were no open reverse repurchase agreements.
(h)	Securities with an aggregate market value of $4,016 and cash of $21 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	206	$794
90-Day Eurodollar December Futures	Long	12/2011	51	30
90-Day Eurodollar June Futures	Long	06/2011	196	139

52	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2012	51	$43
90-Day Eurodollar March Futures	Long	03/2011	870	1,545
90-Day Eurodollar March Futures	Long	03/2012	51	37
90-Day Eurodollar September Futures	Long	09/2011	84	47
E-mini S&P 500 Index December Futures	Long	12/2010	168	318
U.S. Treasury 5-Year Note December Futures	Long	12/2010	65	86
U.S. Treasury 10-Year Note December Futures	Long	12/2010	1,044	1,106

				$4,145

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%	$	500	$(2)	$(7)	$5
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.128%		1,000	(6)	(16)	10
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.128%		7,200	(41)	(90)	49
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.099%		1,000	(4)	(10)	6
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.099%		500	(2)	(7)	5
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%		300	(1)	(8)	7
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%		900	(5)	(9)	4
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%		1,400	(9)	(16)	7
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%		500	(3)	(5)	2
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.714%		4,000	502	143	359
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%		300	7	4	3
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%		100	2	1	1
Japan Government International Bond	JPM	1.000%	03/20/2015	0.500%		600	13	7	6
Merrill Lynch & Co., Inc.	BNP	1.000%	09/20/2011	1.151%		200	0	0	0
MetLife, Inc.	GSC	1.000%	03/20/2015	2.086%		2,000	(90)	(121)	31
MetLife, Inc.	GSC	1.000%	09/20/2015	2.183%		3,500	(188)	(225)	37
MetLife, Inc.	JPM	1.000%	09/20/2015	2.183%		5,600	(301)	(332)	31
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.121%		400	(2)	(9)	7
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.121%		400	(2)	(9)	7
Mexico Government International Bond	DUB	1.000%	03/20/2015	1.121%		200	(1)	(5)	4
Mexico Government International Bond	RBS	1.000%	09/20/2015	1.180%		7,200	(60)	(84)	24
Philippines Government International Bond	BOA	1.000%	12/20/2015	1.405%		2,900	(57)	(59)	2
SLM Corp.	BOA	5.000%	12/20/2010	2.664%		100	1	(10)	11
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		1,000	18	4	14
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.590%		2,400	43	12	31

							$(188)	$(851)	$663

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$	9,300	$1,153	$1,181	$(28)
CDX.EM-13 Index	DUB	5.000%	06/20/2015		900	112	118	(6)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015		1,000	124	117	7
CDX.EM-13 Index	JPM	5.000%	06/20/2015		500	62	56	6
CDX.EM-13 Index	MSC	5.000%	06/20/2015		1,700	211	191	20
CDX.EM-14 Index	BCLY	5.000%	12/20/2015		1,800	239	227	12
CDX.EM-14 Index	DUB	5.000%	12/20/2015		300	40	38	2
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		100	13	13	0
CDX.EM-14 Index	MSC	5.000%	12/20/2015		800	106	104	2
CDX.HY-14 5-Year Index	BCLY	5.000%	06/20/2015		8,300	(63)	(135)	72
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		2,400	(59)	(75)	16
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015		100	(2)	(2)	0
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		2,700	(8)	(15)	7
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		1,900	(6)	(8)	2
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015		11,100	(32)	(42)	10
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		4,600	(14)	(16)	2
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015		1,000	(3)	(5)	2
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		2,000	(6)	(10)	4

						$1,867	$1,737	$130

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2010	53

Schedule of Investments PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund (Cont.)

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$3	$0	$3
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	5	0	5
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		600	4	1	3
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		1,600	11	2	9
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		1,300	8	2	6
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		11,100	73	14	59
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		3,200	34	5	29
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		2,800	29	1	28
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		16,400	152	69	83
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		1,100	5	0	5
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		700	3	0	3
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		28,000	133	(12)	145
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		5,300	52	26	26
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		5,600	42	10	32
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		1,100	6	0	6
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		600	3	0	3
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		2,100	13	1	12
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		21,200	128	77	51
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		8,200	44	14	30
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		1,700	9	0	9
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		1,500	10	(2)	12
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		900	2	1	1
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		1,000	2	1	1
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		800	5	1	4
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		21,800	90	55	35
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	3	1	2
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,400	23	9	14
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		10,300	101	3	98
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		400	4	1	3
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		20,600	188	82	106
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		1,900	19	7	12
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		5,100	65	4	61
Pay	1-Year BRL-CDI	12.830%	01/02/2013	HSBC		2,600	34	0	34
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		12,900	29	0	29
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		1,000	6	4	2
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		300	3	0	3
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		600	6	0	6
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		300	3	1	2
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		200	3	1	2
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		200	3	1	2
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		600	11	5	6
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	3,600	13	(31)	44
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		3,600	12	(28)	40
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		1,700	6	(14)	20
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		900	3	(8)	11

							$1,403	$304	$1,099

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive	eRAFI EM Index	103,425	1-Month USD-LIBOR plus a specified spread	$	199,144	01/31/2011	CSFB	$21,842
Receive	eRAFI EM Index	46,053	1-Month USD-LIBOR plus a specified spread		95,538	11/19/2010	JPM	2,920
Receive	eRAFI EM Index	52,609	1-Month USD-LIBOR plus a specified spread		101,298	11/30/2010	JPM	11,102
Receive	eRAFI EM Index	42,201	1-Month USD-LIBOR plus a specified spread		87,029	12/15/2010	JPM	3,180
Receive	eRAFI EM Index	82,225	1-Month USD-LIBOR plus a specified spread		158,323	01/31/2011	JPM	17,333
Receive	eRAFI EM Index	5,815	1-Month USD-LIBOR plus a specified spread		11,196	03/31/2011	JPM	1,226
Receive	eRAFI EM Index	85,818	1-Month USD-LIBOR plus a specified spread		165,242	06/30/2011	JPM	18,108
Receive	eRAFI EM Index	65,000	1-Month USD-LIBOR plus a specified spread		133,765	08/12/2011	JPM	5,160
Receive	eRAFI EM Index	63,962	1-Month USD-LIBOR plus a specified spread		131,907	12/15/2010	MLP	4,817
Receive	eRAFI EM Index	56,443	1-Month USD-LIBOR plus a specified spread		117,236	02/23/2011	MLP	3,449

								$89,137

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

54	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(j)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.000	11/26/2010	32	$16	$21
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.500	11/26/2010	58	15	24
Call - CME S&P 500 Index October Futures	1,155.000	10/15/2010	12	24	27
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	90	50	15
Put - CME S&P 500 Index October Futures	1,070.000	10/15/2010	12	34	11

				$139	$98

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	$	1,700	$24	$10
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		7,400	66	40
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		5,700	31	334
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		5,700	33	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		3,700	7	7
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		3,700	11	1
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		3,200	45	18
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		16,400	170	88
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		13,000	109	87
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		2,500	4	5
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		4,400	11	22
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		4,400	21	0
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		15,700	171	84
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		9,600	237	137
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,600	11	10
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		6,300	31	1
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		10,200	15	19
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		1,600	22	9
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		8,500	88	56
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		10,400	113	56
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,900	5	111
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,900	17	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		1,600	22	9
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		2,800	5	5
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		15,100	34	76
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		2,800	8	1
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		15,100	64	1
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		19,400	197	104
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		10,800	23	20
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		10,800	39	2
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		5,400	36	316
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		5,400	43	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		2,000	12	1
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,600	17	17
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		8,700	68	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		3,600	51	21
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		9,600	94	64
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		29,100	251	156
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,200	80	46
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		54,200	430	362

								$2,716	$2,296

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	8,500	$19	$22
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$	1,900	10	8
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010	EUR	8,500	49	19
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010	$	1,800	10	7

							$88	$56

See Accompanying Notes	Semiannual Report	September 30, 2010	55

Schedule of Investments PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund (Cont.)

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$2,100	$19	$27
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	2,400	31	31
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,000	7	11

						$57	$69

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	210	$163,000	EUR	0	$1,094
Sales	484	368,800		19,000	3,456
Closing Buys	(413)	(170,400)		(2,000)	(1,371)
Expirations	(24)	(10,500)		0	(162)
Exercised	(53)	0		0	(17)

Balance at 09/30/2010	204	$350,900	EUR	17,000	$3,000

(k)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	337	10/2010	CITI	$1	$0	$1
Sell		337	10/2010	CITI	0	(1)	(1)
Buy		506	10/2010	CSFB	14	0	14
Sell		10,943	10/2010	DUB	0	(865)	(865)
Buy		1,558	10/2010	MSC	127	0	127
Buy		337	10/2010	UBS	2	0	2
Buy	BRL	16,875	10/2010	HSBC	574	0	574
Sell		33,006	10/2010	HSBC	0	(866)	(866)
Buy		3,639	10/2010	JPM	125	0	125
Buy		3,022	10/2010	MSC	86	0	86
Buy		9,469	10/2010	RBS	297	0	297
Buy		34,583	12/2010	HSBC	899	0	899
Buy		346	12/2010	MSC	2	0	2
Buy		2,839	12/2010	RBS	58	0	58
Buy		186	09/2011	BOA	2	0	2
Buy		186	09/2011	MSC	2	0	2
Buy	CAD	310	10/2010	BNP	1	0	1
Sell		516	10/2010	CITI	0	(1)	(1)
Buy		206	10/2010	DUB	1	0	1
Buy		514	11/2010	BCLY	0	(1)	(1)
Buy		515	11/2010	BNP	0	(1)	(1)
Buy		3,796	11/2010	BOA	0	(4)	(4)
Buy		516	11/2010	CITI	1	0	1
Buy		411	11/2010	CSFB	0	(1)	(1)
Sell		1,597	11/2010	CSFB	0	(34)	(34)
Buy		252	11/2010	DUB	0	(2)	(2)
Sell		610	11/2010	MSC	0	(13)	(13)
Sell		960	11/2010	RBC	0	(14)	(14)
Buy		119	11/2010	RBS	0	(1)	(1)
Sell	CHF	104	11/2010	CITI	0	(3)	(3)
Buy	CNY	32,554	11/2010	BCLY	75	0	75
Buy		431	11/2010	CITI	0	0	0
Buy		1,117	11/2010	DUB	0	(1)	(1)
Buy		437	11/2010	MSC	0	(1)	(1)
Sell	EUR	24,706	10/2010	UBS	0	(1,785)	(1,785)
Sell		401	11/2010	BCLY	0	(30)	(30)
Buy		2,193	11/2010	DUB	180	0	180
Sell		2,765	11/2010	UBS	0	(43)	(43)
Buy	GBP	100	10/2010	CITI	0	(1)	(1)
Sell		500	10/2010	CITI	0	(2)	(2)
Buy		400	10/2010	HSBC	0	(4)	(4)
Buy		500	12/2010	CITI	2	0	2
Sell		915	12/2010	CITI	0	(16)	(16)
Sell		196	12/2010	GSC	0	(3)	(3)
Buy		200	12/2010	RBS	0	(1)	(1)
Sell		442	12/2010	UBS	0	(7)	(7)
Sell	IDR	1,151,238	10/2010	BCLY	0	0	0
Buy		305,100	10/2010	BOA	4	0	4
Buy		2,526,007	10/2010	CITI	34	0	34

56	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	IDR	1,180,200	10/2010	CITI	$0	$(1)	$(1)
Sell		1,500,100	10/2010	HSBC	0	(1)	(1)
Buy		305,100	10/2010	RBS	4	0	4
Buy		695,331	10/2010	UBS	8	0	8
Buy		16,761,560	11/2010	BCLY	16	0	16
Buy		194,600	11/2010	CITI	2	0	2
Buy		3,249,000	11/2010	DUB	4	0	4
Buy		2,149,515	11/2010	HSBC	5	0	5
Buy		5,407,500	11/2010	JPM	5	0	5
Buy		2,298,250	04/2011	CITI	3	0	3
Buy		1,846,000	04/2011	JPM	3	0	3
Buy		3,299,438	07/2011	BCLY	3	0	3
Buy		1,323,000	07/2011	BNP	4	0	4
Buy		2,897,000	07/2011	CITI	7	0	7
Buy		8,381,350	07/2011	HSBC	18	0	18
Buy		1,228,500	07/2011	RBS	3	0	3
Buy	INR	18,632	11/2010	BCLY	12	0	12
Buy		45,660	01/2011	BCLY	0	(1)	(1)
Buy		31,836	01/2011	CITI	0	(3)	(3)
Sell	JPY	2,756,447	10/2010	BNP	0	(1,342)	(1,342)
Sell		2,042,233	10/2010	DUB	0	(969)	(969)
Sell		402,854	11/2010	MSC	0	(40)	(40)
Sell		160,000	12/2010	CSFB	0	(21)	(21)
Buy	KRW	37,247	11/2010	BCLY	1	0	1
Sell		46,509	11/2010	BCLY	0	(2)	(2)
Buy		235,690	11/2010	BOA	6	0	6
Buy		311,248	11/2010	CITI	5	0	5
Sell		479,280	11/2010	CITI	0	(31)	(31)
Buy		58,130	11/2010	DUB	1	0	1
Buy		35,190	11/2010	GSC	1	0	1
Buy		285,017	11/2010	JPM	2	(1)	1
Sell		175,425	11/2010	JPM	0	(12)	(12)
Buy		817,179	11/2010	MSC	15	(1)	14
Buy		232,300	11/2010	RBS	3	0	3
Sell		20,890	11/2010	RBS	0	(1)	(1)
Buy		2,292,596	01/2011	MSC	5	(3)	2
Buy	MXN	15,539	02/2011	BCLY	17	0	17
Buy		30,590	02/2011	BOA	13	0	13
Buy		2,574	02/2011	CITI	2	(1)	1
Buy		2,539	02/2011	JPM	0	(1)	(1)
Buy		11,449	02/2011	MSC	2	(6)	(4)
Buy		1,273	02/2011	UBS	0	0	0
Buy	MYR	649	10/2010	BCLY	19	0	19
Sell		260	10/2010	BCLY	0	0	0
Buy		791	10/2010	CITI	21	0	21
Buy		305	10/2010	DUB	5	0	5
Buy		260	02/2011	BCLY	0	0	0
Buy		620	02/2011	HSBC	0	(1)	(1)
Buy		620	02/2011	JPM	0	(1)	(1)
Buy	PHP	2,223	11/2010	BCLY	3	0	3
Buy		55,606	11/2010	CITI	8	(1)	7
Buy		2,130	11/2010	DUB	3	0	3
Buy		17,890	06/2011	BCLY	0	(2)	(2)
Buy		17,944	06/2011	JPM	0	(1)	(1)
Buy	SGD	667	11/2010	BCLY	7	0	7
Buy		667	11/2010	CITI	7	0	7
Buy		132	03/2011	CITI	1	0	1
Buy		528	03/2011	HSBC	2	0	2
Buy		132	03/2011	MSC	1	0	1
Buy	TRY	303	01/2011	BCLY	5	0	5
Buy		303	01/2011	CITI	5	0	5
Buy		151	01/2011	CSFB	2	0	2
Buy		1,048	01/2011	HSBC	10	0	10
Buy		1,354	01/2011	JPM	17	0	17
Buy	TWD	3,827	10/2010	BCLY	0	(1)	(1)
Buy		428	10/2010	CITI	0	0	0
Buy		3,099	10/2010	DUB	0	(1)	(1)
Buy		1,009	01/2011	DUB	0	0	0
Buy		617	01/2011	JPM	0	0	0
Buy		950	01/2011	MSC	0	0	0
Buy		515	01/2011	UBS	0	0	0
Buy	ZAR	3,670	10/2010	BCLY	24	0	24
Buy		1,446	10/2010	BOA	7	0	7
Buy		2,217	10/2010	CITI	17	0	17
Buy		2,949	10/2010	HSBC	21	0	21

See Accompanying Notes	Semiannual Report	September 30, 2010	57

Schedule of Investments PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	ZAR	2,183	10/2010	JPM	$12	$0	$12
Buy		2,210	10/2010	MSC	16	0	16
Buy		2,883	10/2010	UBS	12	0	12
Buy		1,457	01/2011	BCLY	5	0	5
Buy		728	01/2011	JPM	3	0	3
Buy		1,520	09/2011	BCLY	7	0	7
Buy		760	09/2011	MSC	3	0	3

					$2,900	$(6,146)	$(3,246)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$238,469	$0	$238,469
Industrials	0	56,144	2,142	58,286
Utilities	0	21,691	0	21,691
Convertible Bonds & Notes
Industrials	0	2,361	0	2,361
Municipal Bonds & Notes
California	0	7,213	0	7,213
Florida	0	2,281	0	2,281
Illinois	0	4,719	0	4,719
Louisiana	0	830	0	830
Nebraska	0	107	0	107
Nevada	0	531	0	531
New Jersey	0	1,493	0	1,493
New York	0	4,963	0	4,963
U.S. Government Agencies	0	374,032	0	374,032
U.S. Treasury Obligations	0	300,680	0	300,680
Mortgage-Backed Securities	0	28,888	3,812	32,700
Asset-Backed Securities	0	347	2,102	2,449
Sovereign Issues	0	16,046	0	16,046
Convertible Preferred Securities
Banking & Finance	2,999	0	0	2,999
Preferred Securities
Banking & Finance	1,030	0	0	1,030

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short-Term Instruments
Repurchase Agreements	$0	$90,621	$0	$90,621
Japan Treasury Bills	0	59,411	0	59,411
U.S. Treasury Bills	0	3,510	0	3,510
PIMCO Short-Term Floating NAV Portfolio	423,706	0	0	423,706
Investments, at value	$427,735	$1,214,337	$8,056	$1,650,128

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	827	0	827
Equity Contracts	317	89,137	0	89,454
Foreign Exchange Contracts	0	2,900	0	2,900
Interest Rate Contracts	3,828	1,099	0	4,927
	$4,145	$93,963	$0	$98,108

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(34)	(56)	(90)
Equity Contracts	(38)	0	0	(38)
Foreign Exchange Contracts	0	(6,146)	0	(6,146)
Interest Rate Contracts	0	(2,356)	(69)	(2,425)
	$(38)	$(8,536)	$(125)	$(8,699)

Totals	$431,842	$1,299,764	$7,931	$1,739,537

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Industrials	$0	$2,142	$0	$1	$0	$(1)	$0	$0	$2,142	$(1)
Mortgage-Backed Securities	0	3,750	0	0	0	62	0	0	3,812	62
Asset-Backed Securities	2,044	0	0	6	0	52	0	0	2,102	52

Investments, at value	$2,044	$5,892	$0	$7	$0	$113	$0	$0	$8,056	$113

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(88)	0	0	32	0	0	(56)	32
Interest Rate Contracts	(7)	0	(50)	0	0	(12)	0	0	(69)	(12)

	$(7)	$0	$(138)	$0	$0	$20	$0	$0	$(125)	$20

Totals	$2,037	$5,892	$(138)	$7	$0	$133	$0	$0	$7,931	$133

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

58	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(m)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$2,900	$0	$0	$0	$2,900
Unrealized appreciation on swap agreements	1,099	0	827	89,137	0	91,063

	$1,099	$2,900	$827	$89,137	$0	$93,963

Liabilities:
Written options outstanding	$2,425	$0	$56	$38	$0	$2,519
Variation margin payable (2)	105	0	0	35	0	140
Unrealized depreciation on foreign currency contracts	0	6,146	0	0	0	6,146
Unrealized depreciation on swap agreements	0	0	34	0	0	34

	$2,530	$6,146	$90	$73	$0	$8,839

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$14,916	$65	$534	$88,715	$0	$104,230
Net realized (loss) on foreign currency transactions	0	(1,761)	0	0	0	(1,761)

	$14,916	$(1,696)	$534	$88,715	$0	$102,469

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$933	$(4)	$129	$62,018	$0	$63,076
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(3,302)	0	0	0	(3,302)

	$933	$(3,306)	$129	$62,018	$0	$59,774

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $4,145 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	59

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.0%

American General Finance Corp.
7.250% due 04/21/2015		$1,000	$1,006

Total Bank Loan Obligations (Cost $986)			1,006

CORPORATE BONDS & NOTES 23.7%

BANKING & FINANCE 17.5%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		5,800	6,105
7.700% due 08/07/2013		2,500	2,764
8.700% due 08/07/2018		4,600	5,772

Ally Financial, Inc.
5.375% due 06/06/2011		11,500	11,687
6.000% due 05/23/2012		7,717	7,910
6.625% due 05/15/2012		6,700	6,926
6.875% due 08/28/2012		6,000	6,292
7.250% due 03/02/2011		16,700	17,076
7.500% due 09/15/2020		1,200	1,284
8.000% due 11/01/2031		4,000	4,221

American Express Co.
6.150% due 08/28/2017		2,100	2,421
7.000% due 03/19/2018		800	965

American Express Credit Corp.
0.408% due 10/04/2010		4,080	4,080
0.438% due 12/02/2010		3,959	3,960

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011		1,800	1,786

American General Capital II
8.500% due 07/01/2030		15,000	15,525

American General Finance Corp.
0.649% due 08/17/2011		3,200	2,980
4.125% due 11/29/2013	EUR	10,000	11,575
5.200% due 12/15/2011		$6,600	6,435
6.900% due 12/15/2017		175	147

American General Institutional Capital B
8.125% due 03/15/2046		12,450	12,263

American International Group, Inc.
0.635% due 10/18/2011		6,500	6,406
1.034% due 04/26/2011	EUR	1,000	1,357
4.000% due 09/20/2011		900	1,230
4.700% due 10/01/2010		$2,800	2,800
4.950% due 03/20/2012		500	522
5.850% due 01/16/2018		16,900	17,576
6.250% due 05/01/2036		9,500	9,262

ANZ National International Ltd.
6.200% due 07/19/2013		900	1,001

Bank of America Corp.
4.875% due 09/15/2012		2,350	2,482
6.500% due 08/01/2016		4,300	4,843
8.125% due 12/29/2049		500	516

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		1,000	1,058

Bank of Montreal
2.850% due 06/09/2015		2,500	2,635

Bank of Scotland PLC
4.880% due 04/15/2011		18,900	19,326

Barclays Bank PLC
5.000% due 09/22/2016		5,500	6,029
10.000% due 05/21/2021	GBP	1,209	2,507
10.179% due 06/12/2021		$3,000	4,008
14.000% due 11/29/2049	GBP	1,000	1,975

BBVA Bancomer S.A.
7.250% due 04/22/2020		$7,600	8,182

Bear Stearns Cos. LLC
6.400% due 10/02/2017		250	292
7.250% due 02/01/2018		2,000	2,440

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BNP Paribas
0.931% due 04/08/2013		$10,500	$10,456

CIT Group, Inc.
7.000% due 05/01/2013		2,200	2,222
7.000% due 05/01/2014		3,200	3,208

Citigroup, Inc.
0.417% due 03/16/2012		14,050	13,815
0.452% due 05/18/2011 (g)		1,750	1,748
2.384% due 08/13/2013		4,300	4,334
4.750% due 02/10/2019	EUR	2,000	2,679
5.100% due 09/29/2011		$7,300	7,587
5.300% due 10/17/2012		10,657	11,361
5.500% due 04/11/2013		8,640	9,277
5.500% due 10/15/2014		5,700	6,193
6.125% due 11/21/2017		3,600	3,938
6.500% due 08/19/2013		1,500	1,659

Comerica Bank
0.439% due 05/24/2011		3,100	3,086

Countrywide Financial Corp.
5.125% due 02/17/2011	GBP	616	977
5.800% due 06/07/2012		$3,515	3,736

Credit Agricole S.A.
8.375% due 10/29/2049		3,200	3,440

Credit Suisse
1.066% due 05/29/2049		4,100	2,896

Dexia Credit Local
0.693% due 03/05/2013		23,400	23,331
2.000% due 03/05/2013		50,920	51,343

Dexia Credit Local S.A.
0.940% due 09/23/2011		4,700	4,718

FCE Bank PLC
7.875% due 02/15/2011	GBP	2,000	3,193

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		$12,800	12,803
7.000% due 10/01/2013		8,600	9,233
7.250% due 10/25/2011		1,800	1,890
7.375% due 02/01/2011		3,300	3,361
7.500% due 08/01/2012		15,900	16,885
9.875% due 08/10/2011		2,600	2,754

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	500	698

General Electric Capital Corp.
5.875% due 01/14/2038		$3,000	3,057

Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		7,440	7,886

Goldman Sachs Group, Inc.
0.740% due 03/22/2016		2,300	2,129
1.246% due 01/30/2017	EUR	12,500	15,011
6.150% due 04/01/2018		$2,300	2,555
6.250% due 09/01/2017		3,800	4,265
6.375% due 05/02/2018	EUR	400	612

ING Bank NV
1.089% due 03/30/2012		$9,900	9,869
2.625% due 02/09/2012		12,400	12,680

International Lease Finance Corp.
0.863% due 07/01/2011		3,800	3,670
0.877% due 07/13/2012		6,400	5,923
1.274% due 08/15/2011	EUR	3,600	4,736
5.000% due 09/15/2012		$5,386	5,386
5.400% due 02/15/2012		1,400	1,414
5.750% due 06/15/2011		1,300	1,313
6.750% due 09/01/2016		2,600	2,795

Itau Unibanco Holding S.A.
6.200% due 04/15/2020		12,500	13,083

JPMorgan Chase & Co.
1.039% due 09/30/2013		2,800	2,811
7.900% due 04/29/2049		2,200	2,366

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Capital XXI
1.416% due 01/15/2087		$3,300	$2,387

KeyBank N.A.
1.016% due 11/21/2011	EUR	800	1,055

KeyCorp
1.091% due 11/22/2010		1,600	2,197

LeasePlan Corp. NV
3.125% due 02/10/2012		100	140

Lehman Brothers Holdings, Inc.
3.375% due 01/26/2017 (a)		$900	199

Macquarie Bank Ltd.
3.300% due 07/17/2014		8,600	9,175

Macquarie Group Ltd.
7.300% due 08/01/2014		3,100	3,509

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		4,600	4,533
0.576% due 02/15/2011		1,600	1,585
1.188% due 05/30/2014	EUR	1,900	2,434
6.875% due 04/25/2018		$8,700	9,773

Metropolitan Life Global Funding I
0.927% due 07/13/2011		10,900	10,921

Morgan Stanley
1.006% due 10/15/2015		5,700	5,235
2.876% due 05/14/2013		500	510
4.100% due 01/26/2015		27,000	27,933

MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	14,610	21,631

National Australia Bank Ltd.
2.550% due 01/13/2012		$3,000	3,073

Nationwide Building Society
6.250% due 02/25/2020		4,300	4,741

Nomura Holdings, Inc.
5.000% due 03/04/2015		45,000	48,665

Nordea Bank AB
4.875% due 01/27/2020		10,000	10,865

Northern Rock Asset Management PLC
5.625% due 06/22/2017		3,800	4,035

Pacific Life Global Funding
0.520% due 06/22/2011		3,094	3,084

Pacific LifeCorp
6.000% due 02/10/2020		1,000	1,080

Pearson Dollar Finance PLC
5.500% due 05/06/2013		1,700	1,874

Piper Jaffray Cos.
4.389% due 12/31/2010		17,700	17,722

Pricoa Global Funding I
0.489% due 09/27/2013		700	688
0.575% due 01/30/2012		900	894

Principal Life Income Funding Trusts
5.550% due 04/27/2015		900	995

Rabobank Nederland NV
6.875% due 03/19/2020	EUR	8,800	11,642
11.000% due 06/29/2049		$14,300	18,645

Royal Bank of Scotland Group PLC
0.784% due 04/08/2011		7,000	7,006
1.450% due 10/20/2011		2,800	2,821
3.000% due 12/09/2011		52,600	54,014
4.875% due 08/25/2014		200	212
6.990% due 10/29/2049 (a)		17,000	13,855

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		19,000	18,744

SLM Corp.
0.492% due 03/15/2011		2,700	2,678
0.798% due 01/27/2014		9,200	7,953

60	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 03/15/2011	CHF	2,100	$2,131
3.173% due 01/31/2014		$900	780
5.000% due 10/01/2013		545	535
5.175% due 12/15/2011	AUD	11,000	10,030
5.450% due 04/25/2011		$600	606

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		800	910

State Bank of India
4.500% due 07/27/2015		4,800	5,053

SunTrust Bank
0.989% due 12/20/2011	EUR	2,900	3,764

Temasek Financial I Ltd.
4.300% due 10/25/2019		$1,000	1,087

TNK-BP Finance S.A.
7.250% due 02/02/2020		2,500	2,741
7.500% due 07/18/2016		2,300	2,567

UBS AG
1.439% due 02/23/2012		3,000	3,022
5.750% due 04/25/2018		400	452

Wachovia Corp.
0.562% due 06/15/2017		1,000	892
0.656% due 10/15/2011		5,500	5,506
5.750% due 02/01/2018		1,000	1,141

Wells Fargo & Co.
7.980% due 03/29/2049		23,700	25,063

Wells Fargo Capital XIII
7.700% due 12/29/2049		6,100	6,359

Westpac Banking Corp.
1.006% due 07/16/2014		1,000	1,006

			965,151

INDUSTRIALS 4.1%

Alcoa, Inc.
6.150% due 08/15/2020		4,500	4,635

Altria Group, Inc.
4.125% due 09/11/2015		3,300	3,545

Amgen, Inc.
6.900% due 06/01/2038		2,600	3,376

Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015		4,400	4,743
5.375% due 01/15/2020		4,400	4,976

BMW Finance NV
5.250% due 05/21/2012		2,800	2,991

Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		6,900	7,017

Codelco, Inc.
7.500% due 01/15/2019		300	382

Continental Airlines, Inc.
6.750% due 09/15/2015		19,700	20,069

Cox Communications, Inc.
6.750% due 03/15/2011		13,310	13,666

CSN Islands XI Corp.
6.875% due 09/21/2019		1,100	1,216

CSN Resources S.A.
6.500% due 07/21/2020		1,100	1,178

Daimler Finance North America LLC
5.750% due 09/08/2011		11,200	11,697
7.300% due 01/15/2012		3,700	3,981

Dell, Inc.
5.650% due 04/15/2018		1,600	1,843

DISH DBS Corp.
7.750% due 05/31/2015		1,200	1,286

Dow Chemical Co.
4.850% due 08/15/2012		3,100	3,282
6.000% due 10/01/2012		400	434

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Duke University
4.200% due 04/01/2014		$900	$994
5.150% due 04/01/2019		800	924

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		5,000	5,732

Gazprom Via Gaz Capital S.A.
7.343% due 04/11/2013		100	110
8.146% due 04/11/2018		600	705
8.625% due 04/28/2034		3,300	4,208

Gerdau Trade, Inc.
5.750% due 01/30/2021 (b)		1,500	1,528

HCA, Inc.
7.875% due 02/15/2020		2,800	3,076

Noble Group Ltd.
4.875% due 08/05/2015		1,200	1,244
6.750% due 01/29/2020		3,000	3,242

Norfolk Southern Corp.
5.750% due 04/01/2018		3,600	4,222

Northwest Airlines 2001-2 Class B Pass-Through Trust
1.474% due 08/06/2011		9,577	9,407

Oracle Corp.
5.750% due 04/15/2018		2,700	3,215

Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	200	353

Petrobras International Finance Co.
5.750% due 01/20/2020		$10,400	11,564
5.875% due 03/01/2018		2,300	2,567
7.875% due 03/15/2019		8,300	10,391
8.375% due 12/10/2018		2,400	3,016

Petroleos Mexicanos
5.500% due 01/21/2021		9,400	10,058
6.000% due 03/05/2020		3,700	4,107
8.000% due 05/03/2019		1,100	1,370

Philip Morris International, Inc.
6.375% due 05/16/2038		400	495

Princeton University
5.700% due 03/01/2039		800	949

Quicksilver Resources, Inc.
11.750% due 01/01/2016		1,100	1,295

Reynolds American, Inc.
0.992% due 06/15/2011		3,100	3,104

Shell International Finance BV
5.500% due 03/25/2040		1,900	2,183

Southern Co.
5.300% due 01/15/2012		5,000	5,269

Suncor Energy, Inc.
6.100% due 06/01/2018		4,000	4,689

Time Warner, Inc.
6.100% due 07/15/2040		20,600	22,255

Total Capital S.A.
4.450% due 06/24/2020		1,400	1,535

Transocean, Inc.
4.950% due 11/15/2015		1,700	1,770

Vale Overseas Ltd.
5.625% due 09/15/2019		3,100	3,433
6.875% due 11/10/2039		2,200	2,532

Wal-Mart Stores, Inc.
6.200% due 04/15/2038		2,200	2,662

			224,521

UTILITIES 2.1%

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		5,800	6,873

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Duquesne Light Holdings, Inc.
6.400% due 09/15/2020	$8,500	$8,660

EDF S.A.
4.600% due 01/27/2020	1,100	1,200
5.500% due 01/26/2014	300	339
5.600% due 01/27/2040	15,000	16,711
6.500% due 01/26/2019	300	367
6.950% due 01/26/2039	300	393

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	3,000	3,090

NGPL PipeCo LLC
6.514% due 12/15/2012	9,000	9,577

NRG Energy, Inc.
7.375% due 02/01/2016	10,000	10,312

Public Service Electric & Gas Co.
5.000% due 08/15/2014	4,000	4,511
5.300% due 05/01/2018	1,100	1,259

Qwest Corp.
3.542% due 06/15/2013	11,700	12,285
7.875% due 09/01/2011	20,200	21,437

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	700	768

Telecom Italia Capital S.A.
1.135% due 07/18/2011	5,750	5,730

Telefonica Emisiones SAU
0.775% due 02/04/2013	3,000	2,939

Verizon Wireless Capital LLC
2.945% due 05/20/2011	6,077	6,179

Vodafone Group PLC
5.000% due 12/16/2013	5,400	5,941

		118,571

Total Corporate Bonds & Notes (Cost $1,253,044)		1,308,243

CONVERTIBLE BONDS & NOTES 1.0%

BANKING & FINANCE 0.5%

Boston Properties LP
2.875% due 02/15/2037	2,000	2,030

National City Corp.
4.000% due 02/01/2011	16,200	16,423

U.S. Bancorp
0.000% due 12/11/2035	5,000	4,990

		23,443

INDUSTRIALS 0.5%

Amgen, Inc.
0.125% due 02/01/2011	5,600	5,607

Bristol-Myers Squibb Co.
0.000% due 09/15/2023	3,200	3,040

Transocean, Inc.
1.500% due 12/15/2037	20,200	19,872

		28,519

Total Convertible Bonds & Notes (Cost $50,480)		51,962

MUNICIPAL BONDS & NOTES 2.2%

ALASKA 0.1%

Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	2,600	1,761

See Accompanying Notes	Semiannual Report	September 30, 2010	61

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CALIFORNIA 0.9%

California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.793% due 04/01/2030	$2,180	$2,316
6.918% due 04/01/2040	11,700	12,691

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	108
7.500% due 04/01/2034	100	109
7.550% due 04/01/2039	100	109

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	8,500	9,121

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	1,100	1,207

California State University Revenue Bonds, Series 2010
6.484% due 11/01/2041	2,000	2,180

Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.600% due 08/01/2042	4,000	4,418

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	1,200	1,362

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	14,100	15,425

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	2,500	2,618

		51,664

GEORGIA 0.2%

Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	10,000	10,607

ILLINOIS 1.0%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	112
6.899% due 12/01/2040	1,600	1,726

Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	1,200	1,215

Illinois State General Obligation Bonds, Series 2010
5.663% due 02/01/2022	30,000	30,736

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	17,800	17,832

Illinois State Regional Transportation Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	500	536

		52,157

NEW JERSEY 0.0%

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	100	83
5.000% due 06/01/2041	1,900	1,316

		1,399

NEW YORK 0.0%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
6.011% due 06/15/2042	1,000	1,116

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.0%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	$2,100	$1,539

Total Municipal Bonds & Notes (Cost $115,857)		120,243

U.S. GOVERNMENT AGENCIES 28.2%

Fannie Mae
0.606% due 07/25/2037	12,840	12,835
0.636% due 07/25/2037	14,084	14,092
0.656% due 09/25/2035	10,885	10,875
0.666% due 09/25/2035	22,032	22,015
0.706% due 09/25/2035	5,895	5,894
0.976% due 06/25/2037	23,786	23,930
0.986% due 06/25/2040	126,100	126,741
0.996% due 03/25/2040	21,450	21,638
1.625% due 10/26/2015	4,800	4,806
2.050% due 07/01/2035	986	1,021
2.072% due 03/01/2034	867	904
2.572% due 12/01/2034	976	1,019
4.000% due 10/01/2040 - 12/01/2040	145,000	148,027
4.500% due 10/01/2040	713,000	742,634
4.625% due 10/15/2013	400	445
5.000% due 03/01/2035 - 10/01/2040	126,458	133,301
5.500% due 11/01/2036 (h)	500	533
5.500% due 01/01/2038 - 10/01/2040	59,626	63,421
6.000% due 02/01/2036 - 10/01/2040	52,370	56,363
6.000% due 09/01/2036 - 11/01/2036 (h)	5,455	5,895
6.500% due 09/01/2036	1,858	2,078

Freddie Mac
0.867% due 07/15/2037	2,944	2,956
0.927% due 08/15/2037	2,987	3,002
0.957% due 08/15/2037	40,991	41,245
0.967% due 10/15/2037	10,819	10,886
0.977% due 05/15/2037 - 09/15/2037	45,628	45,890
4.500% due 12/01/2039 - 10/01/2040	27,000	28,081
5.500% due 10/01/2040	12,000	12,729
6.500% due 05/01/2035	2,335	2,594

Ginnie Mae
6.000% due 10/01/2040	1,000	1,086

Small Business Administration
5.490% due 03/01/2028	385	428
6.020% due 08/01/2028	4,232	4,868

Total U.S. Government Agencies (Cost $1,546,956)		1,552,232

U.S. TREASURY OBLIGATIONS 21.1%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028	3,850	4,082
2.000% due 01/15/2026	2,526	2,779
2.125% due 02/15/2040	24,510	27,377
2.375% due 01/15/2025	30,880	35,508
2.375% due 01/15/2027	9,729	11,231
2.500% due 01/15/2029	39,296	46,370
3.625% due 04/15/2028	2,561	3,426
3.875% due 04/15/2029 (f)(h)	56,361	78,360

U.S. Treasury Notes
0.375% due 08/31/2012	133,778	133,689
0.625% due 06/30/2012	25,100	25,206
0.625% due 07/31/2012	116,300	116,804
1.250% due 08/31/2015	700	700
1.750% due 07/31/2015	27,700	28,377
1.875% due 06/30/2015 (h)	61,500	63,398

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 08/31/2017		$2,000	$1,999
1.875% due 09/30/2017		20,200	20,165
2.125% due 05/31/2015 (f)(h)		57,300	59,762
2.375% due 07/31/2017 (f)		45,600	47,118
2.500% due 04/30/2015		40,600	43,055
2.500% due 06/30/2017 (f)(h)		162,300	169,122
2.750% due 11/30/2016		36,800	39,117
2.750% due 05/31/2017 (h)		68,600	72,598
3.000% due 02/28/2017		21,500	23,131
3.125% due 01/31/2017		7,100	7,696
3.125% due 04/30/2017 (h)		57,500	62,248
3.250% due 12/31/2016		9,600	10,482
3.250% due 03/31/2017		24,100	26,288
9.250% due 02/15/2016		400	563
9.875% due 11/15/2015		200	285

Total U.S. Treasury Obligations (Cost $1,129,395)			1,160,936

MORTGAGE-BACKED SECURITIES 2.2%

American Home Mortgage Investment Trust
2.281% due 02/25/2044		193	192

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	2,900	3,948
2.403% due 05/16/2047		8,100	11,027

Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049		$7,100	7,341

Bear Stearns Commercial Mortgage Securities
0.367% due 03/15/2019		7,829	7,395
5.201% due 12/11/2038		3,400	3,595

Commercial Mortgage Pass-Through Certificates
5.543% due 12/11/2049		11,900	12,720

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037		5,481	4,546

First Horizon Asset Securities, Inc.
2.884% due 05/25/2034		242	232

JPMorgan Alternative Loan Trust
6.050% due 11/25/2036		5,690	3,635

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		2,300	2,415

JPMorgan Mortgage Trust
5.747% due 04/25/2036		23,355	19,466
5.750% due 01/25/2036		301	273

Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045		600	657

Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		1,156	783

Sequoia Mortgage Trust
5.509% due 09/20/2046		3,227	2,839

Thornburg Mortgage Securities Trust
0.376% due 10/25/2046		1,161	1,152
2.094% due 03/25/2044		3,362	3,251
2.523% due 12/25/2044		4,296	4,190

WaMu Mortgage Pass-Through Certificates
2.731% due 01/25/2035		1,984	1,951
5.581% due 06/25/2037		3,189	2,528

Wells Fargo Mortgage-Backed Securities Trust
2.883% due 12/25/2034		491	481
2.947% due 06/25/2035		2,870	2,805
3.424% due 04/25/2036		27,908	24,728

Total Mortgage-Backed Securities (Cost $114,579)			122,150

ASSET-BACKED SECURITIES 0.9%

Access Group, Inc.
1.798% due 10/27/2025		2,936	3,012

62	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Centurion CDO VII Ltd.
0.845% due 01/30/2016		$16,151	$15,480

Chase Issuance Trust
1.792% due 09/15/2015		5,400	5,605

CIT Group Home Equity Loan Trust
0.526% due 06/25/2033		1,064	933

Ford Credit Auto Owner Trust
1.210% due 01/15/2012		506	507
2.000% due 12/15/2011		656	656

IXIS Real Estate Capital Trust
0.596% due 02/25/2036		2,819	2,526

Long Beach Mortgage Loan Trust
0.316% due 12/25/2036		7	7

SLM Student Loan Trust
1.998% due 04/25/2023		5,769	5,977

South Carolina Student Loan Corp.
1.047% due 03/02/2020		3,100	3,077
1.297% due 09/03/2024		1,400	1,387

Structured Asset Securities Corp.
0.366% due 01/25/2037		10,000	8,749

Total Asset-Backed Securities (Cost $47,823)			47,916

SOVEREIGN ISSUES 2.8%

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,600	2,184
5.500% due 07/12/2020		$5,800	6,286
6.369% due 06/16/2018		7,000	8,015

Canada Government Bond
2.000% due 12/01/2014	CAD	3,600	3,526
2.500% due 09/01/2013		10,500	10,478
4.500% due 06/01/2015		1,700	1,844

Canada Housing Trust No. 1
2.450% due 12/15/2015		83,500	81,939
3.350% due 12/15/2020		14,600	14,446

Export-Import Bank of Korea
4.125% due 09/09/2015		$5,900	6,213
5.125% due 06/29/2020		1,900	2,053
5.875% due 01/14/2015		3,000	3,360

Korea Development Bank
4.375% due 08/10/2015		8,000	8,498

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,200	$1,262

Mexico Government International Bond
6.050% due 01/11/2040		800	920

Province of Ontario Canada
4.600% due 06/02/2039	CAD	2,700	2,795

Societe Financement de l'Economie Francaise
0.726% due 07/16/2012		$2,000	2,006

Total Sovereign Issues (Cost $151,873)			155,825

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%

Wells Fargo & Co.
7.500% due 12/31/2049		27,590	27,756

Total Convertible Preferred Securities (Cost $26,247)			27,756

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Farm Credit Bank
10.000% due 11/29/2049		7,400	7,622

Total Preferred Securities (Cost $7,622)			7,622

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 38.6%

CERTIFICATES OF DEPOSIT 0.2%

Intesa Sanpaolo SpA
2.375% due 12/21/2012		$10,000	10,018

REPURCHASE AGREEMENTS 4.5%

Credit Suisse Securities (USA) LLC
0.180% due 10/04/2010		65,300	65,300
(Dated 09/27/2010. Collateralized by U.S. Treasury Notes 3.375% due 06/30/2013 valued at $66,844. Repurchase proceeds are $65,300.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	$65,000	$65,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $66,316. Repurchase proceeds are $65,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	1,568	1,568
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $1,602. Repurchase proceeds are $1,568.)

TD Securities (USA) LLC
0.200% due 10/01/2010	117,300	117,300
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% - 3.125% due 09/15/2012 - 09/30/2013 valued at $119,835. Repurchase proceeds are $117,301.)

		249,168

U.S. TREASURY BILLS 0.1%
0.103% due 10/07/2010 - 10/21/2010 (c)(f)	4,530	4,530

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 33.8%
	186,030,013	1,863,649

Total Short-Term Instruments (Cost $2,127,077)		2,127,365

PURCHASED OPTIONS (j) 0.0%
(Cost $103)		87

Total Investments 121.3% (Cost $6,572,042)		$6,683,343

Written Options (k) (0.2%) (Premiums $13,234)		(10,212)

Other Assets and Liabilities (Net) (21.1%)		(1,162,044)

Net Assets 100.0%		$5,511,087

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $7,682 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $21,271 at a weighted average interest rate of -0.001%. On September 30, 2010, securities valued at $265 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2010	63

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

(h)	Securities with an aggregate market value of $266,275 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	1,343	$1,939
90-Day Eurodollar December Futures	Long	12/2011	181	108
90-Day Eurodollar June Futures	Long	06/2011	713	484
90-Day Eurodollar June Futures	Long	06/2012	181	154
90-Day Eurodollar March Futures	Long	03/2011	2,368	1,707
90-Day Eurodollar March Futures	Long	03/2012	181	132
90-Day Eurodollar September Futures	Long	09/2011	302	170
E-mini S&P 500 Index December Futures	Short	12/2010	39,951	(76,449)
S&P 500 Index December Futures	Short	12/2010	2,539	(24,961)
U.S. Treasury 5-Year Note December Futures	Long	12/2010	277	229
U.S. Treasury 10-Year Note December Futures	Long	12/2010	4,512	5,918

				$(90,569)

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)			Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%	$		500	$(2)	$(7)	$5
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.128%			1,000	(6)	(16)	10
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.099%			7,300	(30)	(106)	76
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.128%			1,900	(11)	(24)	13
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.099%			3,400	(15)	(34)	19
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.099%			500	(2)	(7)	5
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%			3,000	(13)	(81)	68
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%			2,300	(13)	(23)	10
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%			2,600	(15)	(27)	12
Brazil Government International Bond	MSC	1.000%	06/20/2015	1.099%			800	(4)	(8)	4
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%			500	(3)	(5)	2
China Government International Bond	BOA	1.000%	06/20/2015	0.637%			3,100	53	52	1
China Government International Bond	CITI	1.000%	06/20/2015	0.637%			700	11	11	0
China Government International Bond	RBS	1.000%	06/20/2015	0.637%			1,400	24	24	0
Citigroup, Inc.	DUB	1.000%	03/20/2011	0.923%			11,600	8	(49)	57
France Government Bond	BOA	0.250%	03/20/2015	0.740%			1,000	(21)	(17)	(4)
France Government Bond	CITI	0.250%	03/20/2015	0.740%			1,600	(34)	(26)	(8)
France Government Bond	GSC	0.250%	03/20/2015	0.740%			1,000	(21)	(17)	(4)
France Government Bond	RBS	0.250%	03/20/2015	0.740%			1,500	(32)	(26)	(6)
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.714%			10,500	1,315	374	941
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.372%			600	(10)	(14)	4
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%			600	14	7	7
Japan Government International Bond	JPM	1.000%	03/20/2015	0.500%			1,200	27	14	13
Merrill Lynch & Co., Inc.	BNP	1.000%	09/20/2011	1.151%			400	(1)	(1)	0
MetLife, Inc.	BOA	1.000%	09/20/2015	2.183%			8,000	(429)	(525)	96
MetLife, Inc.	JPM	1.000%	09/20/2015	2.183%			12,400	(666)	(735)	69
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.121%			1,600	(8)	(36)	28
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.180%			300	(2)	(4)	2
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.121%			1,600	(8)	(37)	29
Mexico Government International Bond	CITI	1.000%	09/20/2015	1.180%			800	(7)	(12)	5
Mexico Government International Bond	DUB	1.000%	03/20/2015	1.121%			900	(5)	(21)	16
Mexico Government International Bond	RBS	1.000%	09/20/2015	1.180%			1,900	(16)	(22)	6
Mexico Government International Bond	UBS	1.000%	09/20/2015	1.180%			400	(3)	(5)	2
U.S. Treasury Notes	UBS	0.250%	09/20/2015	0.474%		EUR	16,200	(236)	(243)	7
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%	$		5,200	95	23	72
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.610%			3,700	68	43	25
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.567%			200	3	1	2
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.590%			15,600	284	68	216

								$289	$(1,511)	$1,800

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$	63,500	$7,869	$7,853	$16
CDX.EM-13 Index	CSFB	5.000%	06/20/2015		700	87	91	(4)
CDX.EM-13 Index	DUB	5.000%	06/20/2015		2,400	297	313	(16)
CDX.EM-13 Index	GSC	5.000%	06/20/2015		200	25	25	0
CDX.EM-13 Index	HSBC	5.000%	06/20/2015		8,400	1,041	1,030	11
CDX.EM-13 Index	JPM	5.000%	06/20/2015		1,600	198	181	17
CDX.EM-13 Index	MSC	5.000%	06/20/2015		22,000	2,726	2,561	165

64	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (1) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 Index	BCLY	5.000%	12/20/2015	$	8,200	$1,091	$1,040	$51
CDX.EM-14 Index	BOA	5.000%	12/20/2015		1,100	147	144	3
CDX.EM-14 Index	DUB	5.000%	12/20/2015		1,100	146	138	8
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		1,000	134	131	3
CDX.EM-14 Index	MSC	5.000%	12/20/2015		9,800	1,304	1,274	30
CDX.HY-14 5-Year Index	BCLY	5.000%	06/20/2015		19,600	(148)	(319)	171
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		6,700	(166)	(211)	45
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015		700	(18)	(19)	1
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		16,800	(49)	(85)	36
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		15,700	(46)	(65)	19
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015		21,600	(63)	(82)	19
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		19,400	(57)	(66)	9
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015		4,200	(13)	(20)	7
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		9,200	(27)	(46)	19
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012		482	7	0	7
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		2,315	24	0	24
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		964	10	0	10

						$14,519	$13,868	$651

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$3	$0	$3
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	5	0	5
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		1,600	11	3	8
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		7,800	51	13	38
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		18,100	118	26	92
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		30,100	316	36	280
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		28,000	294	14	280
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		10,300	96	44	52
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		9,400	41	0	41
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		5,800	27	0	27
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		5,900	28	(1)	29
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		1,000	10	5	5
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		3,000	23	6	17
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		8,900	49	0	49
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		6,700	31	(5)	36
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		20,100	121	5	116
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		22,800	137	24	113
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		42,800	232	66	166
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		15,700	85	0	85
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		10,500	66	(15)	81
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		3,400	7	4	3
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		3,800	9	4	5
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		6,200	43	10	33
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		8,600	36	25	11
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		2,600	21	6	15
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		21,800	210	88	122
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		152,000	1,484	(89)	1,573
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		36,700	408	85	323
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		3,200	37	11	26
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		98,300	897	148	749
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		100	1	0	1
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		24,500	313	0	313
Pay	1-Year BRL-CDI	12.830%	01/02/2013	HSBC		25,700	336	0	336
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		12,000	26	(1)	27

See Accompanying Notes	Semiannual Report	September 30, 2010	65

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY	BRL	3,600	$22	$16	$6
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		2,900	24	0	24
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		6,100	61	(1)	62
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		3,000	33	8	25
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		600	9	3	6
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		1,500	23	10	13
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		4,400	73	35	38
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	12,700	44	(110)	154
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		13,000	45	(99)	144
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		10,400	35	(84)	119
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		5,800	20	(51)	71
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	MSC		15,100	52	(97)	149
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI	MXN	74,900	372	(5)	377
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		20,000	100	(1)	101
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		233,100	1,166	(1)	1,167

							$7,653	$135	$7,518

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	eRAFI 1000 Index	4,935,100	1-Month USD-LIBOR plus a specified spread	$	537,285	10/15/2010	BOA	$8,519
Receive	eRAFI 1000 Index	5,407,805	1-Month USD-LIBOR plus a specified spread		588,749	01/14/2011	BOA	9,333
Pay	S&P 500 Index	310,438	1-Month USD-LIBOR plus a specified spread		583,853	01/14/2011	BOA	(8,706)
Pay	eRAFI 1000 Index	9,529,395	1-Month USD-LIBOR plus a specified spread		1,008,072	07/15/2011	BOA	29,263
Receive	eRAFI 1000 Index	416,985	1-Month USD-LIBOR plus a specified spread		46,000	07/15/2011	BOA	(2,587)
Pay	S&P 500 Index	536,001	1-Month USD-LIBOR less a specified spread		1,008,079	07/15/2011	BOA	(15,047)
Receive	eRAFI 1000 Index	9,134,567	1-Month USD-LIBOR plus a specified spread		994,482	01/14/2011	CSFB	15,764
Pay	S&P 500 Index	523,598	1-Month USD-LIBOR plus a specified spread		984,752	01/14/2011	CSFB	(14,683)
Receive	eRAFI 1000 Index	4,439,683	1-Month USD-LIBOR plus a specified spread		450,531	02/28/2011	CSFB	40,387
Receive	eRAFI 1000 Index	2,107,155	1-Month USD-LIBOR plus a specified spread		213,830	08/31/2011	CSFB	19,177
Receive	eRAFI 1000 Index	4,879,174	1-Month USD-LIBOR plus a specified spread		495,130	02/28/2011	JPM	44,385
Receive	eRAFI 1000 Index	3,882,954	1-Month USD-LIBOR plus a specified spread		394,035	06/30/2011	JPM	35,338

								$161,143

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Purchased options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$105.500	11/26/2010	20	$0	$0
Put - CBOT U.S. Treasury 5-Year Note December Futures	106.500	11/26/2010	50	1	1
Put - CBOT U.S. Treasury 5-Year Note December Futures	107.000	11/26/2010	750	8	6
Put - CBOT U.S. Treasury 10-Year Note December Futures	90.000	11/26/2010	5,200	94	80

				$103	$87

(k)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.000	11/26/2010	144	$74	$93
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.500	11/26/2010	255	67	108
Call - CME S&P 500 Index October Futures	1,155.000	10/15/2010	121	242	275
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	399	220	67
Put - CME S&P 500 Index October Futures	1,070.000	10/15/2010	121	341	109

				$944	$652

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	$	6,100	$86	$35
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		14,700	132	79
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		27,800	92	1,628
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		27,800	200	0

66	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	$	16,400	$32	$30
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		16,400	49	3
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		11,300	157	65
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		72,900	686	391
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		57,900	487	387
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		9,900	15	18
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		38,900	428	208
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		34,200	846	488
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		7,000	48	46
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		24,600	122	5
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		39,800	57	74
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		5,700	78	33
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		72,200	749	479
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		22,500	245	121
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		91,700	637	25
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		5,700	78	33
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		12,700	22	24
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		53,800	121	272
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		12,700	38	2
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		53,800	229	2
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		50,300	527	269
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		39,100	82	72
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		39,100	141	8
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		7,300	44	2
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		8,200	52	55
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		75,100	583	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		13,000	184	75
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		55,100	540	366
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		89,800	668	481
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		11,400	286	163
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		234,800	1,869	1,570

								$10,610	$7,509

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	36,600	$83	$94
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$	8,200	44	33
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010	EUR	36,600	209	81
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010	$	8,000	44	34
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	1,000	3	4
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		1,000	8	8

							$391	$254

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$39,800	$337	$498
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	79,100	706	1,003
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	10,700	138	138
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	14,400	108	158

						$1,289	$1,797

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	1,485	$1,270,900	EUR	0	$10,249
Sales	4,385	1,690,300		80,400	17,983
Closing Buys	(4,588)	(1,099,600)		(5,200)	(12,096)
Expirations	(242)	(95,100)		0	(1,571)
Exercised	0	(246,600)		0	(1,331)

Balance at 09/30/2010	1,040	$1,519,900	EUR	75,200	$13,234

See Accompanying Notes	Semiannual Report	September 30, 2010	67

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,487	10/2010	CITI	$4	$0	$4
Sell		1,487	10/2010	CITI	0	(4)	(4)
Buy		2,345	10/2010	CSFB	67	0	67
Sell		9,530	10/2010	DUB	0	(754)	(754)
Buy		5,451	10/2010	MSC	446	0	446
Buy		1,487	10/2010	UBS	9	0	9
Buy	BRL	13,861	10/2010	BOA	392	0	392
Sell		5,686	10/2010	BOA	0	(76)	(76)
Buy		1,777	10/2010	DUB	50	0	50
Buy		68,326	10/2010	HSBC	2,282	0	2,282
Sell		103,272	10/2010	HSBC	0	(2,688)	(2,688)
Buy		8,735	10/2010	JPM	295	0	295
Buy		12,458	10/2010	MSC	363	0	363
Sell		33,612	10/2010	MSC	0	(982)	(982)
Buy		4,774	10/2010	RBC	121	0	121
Buy		32,641	10/2010	RBS	991	0	991
Buy		5,687	12/2010	BOA	76	0	76
Buy		113,271	12/2010	HSBC	2,864	0	2,864
Buy		35,168	12/2010	MSC	984	0	984
Buy		10,583	12/2010	RBS	180	0	180
Buy		1,675	09/2011	BOA	16	0	16
Buy		1,488	09/2011	MSC	14	0	14
Buy	CAD	723	10/2010	BNP	2	0	2
Sell		1,032	10/2010	CITI	0	(3)	(3)
Buy		310	10/2010	DUB	1	0	1
Buy		2,261	11/2010	BCLY	0	(4)	(4)
Buy		2,057	11/2010	BNP	0	(3)	(3)
Buy		11,177	11/2010	BOA	0	(12)	(12)
Sell		68,489	11/2010	BOA	76	0	76
Buy		1,032	11/2010	CITI	3	0	3
Buy		2,053	11/2010	CSFB	0	(4)	(4)
Sell		6,920	11/2010	CSFB	0	(146)	(146)
Buy		5	11/2010	DUB	0	0	0
Sell		2,764	11/2010	MSC	0	(57)	(57)
Sell		6,976	11/2010	RBC	0	(103)	(103)
Buy		3	11/2010	RBS	0	0	0
Sell	CHF	1,970	11/2010	CITI	0	(61)	(61)
Buy	CNY	226	11/2010	BCLY	0	0	0
Buy		371	11/2010	CITI	0	0	0
Buy		959	11/2010	DUB	0	(1)	(1)
Buy		371	11/2010	MSC	0	0	0
Buy		68,407	04/2011	BCLY	27	0	27
Buy		56,409	04/2011	DUB	138	0	138
Buy		35,285	04/2011	HSBC	11	0	11
Buy		9,977	04/2011	MSC	4	0	4
Sell	EUR	42,093	10/2010	BNP	0	(3,025)	(3,025)
Sell		2,648	11/2010	BCLY	0	(192)	(192)
Buy		7,775	11/2010	DUB	638	0	638
Sell		8,215	11/2010	RBS	0	(223)	(223)
Sell		11,000	11/2010	UBS	0	(170)	(170)
Buy	GBP	700	10/2010	CITI	0	(6)	(6)
Sell		2,400	10/2010	CITI	0	(9)	(9)
Buy		1,700	10/2010	HSBC	0	(15)	(15)
Buy		2,400	12/2010	CITI	9	0	9
Sell		14,073	12/2010	CITI	0	(246)	(246)
Sell		3,009	12/2010	GSC	0	(40)	(40)
Buy		900	12/2010	RBS	0	(7)	(7)
Sell		6,798	12/2010	UBS	0	(101)	(101)
Sell	IDR	4,028,555	10/2010	BCLY	0	(2)	(2)
Buy		1,220,400	10/2010	BOA	17	0	17
Buy		8,484,230	10/2010	CITI	113	0	113
Sell		4,130,200	10/2010	CITI	0	(3)	(3)
Sell		5,249,600	10/2010	HSBC	0	(3)	(3)
Buy		1,220,400	10/2010	RBS	17	0	17
Buy		2,483,325	10/2010	UBS	29	0	29
Buy		52,412,900	11/2010	BCLY	68	0	68
Buy		2,919,000	11/2010	CITI	27	0	27
Buy		7,656,150	11/2010	DUB	16	0	16
Buy		8,982,700	11/2010	HSBC	27	0	27
Buy		32,470,400	11/2010	JPM	35	0	35
Buy		9,941,100	11/2010	MSC	13	0	13
Buy		7,170,540	04/2011	CITI	9	0	9
Buy		5,538,000	04/2011	JPM	10	0	10

68	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	2,763,000	04/2011	MSC	$4	$0	$4
Buy		10,659,955	07/2011	BCLY	11	0	11
Buy		4,536,000	07/2011	BNP	12	0	12
Buy		10,139,100	07/2011	CITI	26	0	26
Buy		28,446,050	07/2011	HSBC	61	0	61
Buy		4,063,500	07/2011	RBS	11	0	11
Buy	INR	79,186	11/2010	BCLY	50	0	50
Buy		45,660	01/2011	BCLY	0	(1)	(1)
Buy		131,892	01/2011	CITI	0	(14)	(14)
Buy		45,680	01/2011	JPM	0	0	0
Buy		45,700	01/2011	MSC	0	0	0
Sell	JPY	4,123,041	11/2010	MSC	0	(411)	(411)
Buy	KRW	556,565	11/2010	BCLY	13	0	13
Buy		545,800	11/2010	BOA	14	0	14
Buy		1,048,104	11/2010	CITI	17	0	17
Sell		746,400	11/2010	CITI	0	(50)	(50)
Buy		174,390	11/2010	DUB	3	0	3
Buy		93,840	11/2010	GSC	2	0	2
Buy		1,417,569	11/2010	JPM	5	(8)	(3)
Sell		302,149	11/2010	JPM	0	(20)	(20)
Buy		3,039,865	11/2010	MSC	65	(1)	64
Buy		696,900	11/2010	RBS	10	0	10
Buy		8,716,192	01/2011	MSC	20	(11)	9
Buy	MXN	67,190	02/2011	BCLY	83	0	83
Buy		50,202	02/2011	BOA	21	0	21
Buy		21,885	02/2011	CITI	16	(2)	14
Buy		6,367	02/2011	DUB	0	(1)	(1)
Buy		8,886	02/2011	JPM	0	(4)	(4)
Buy		85,467	02/2011	MSC	22	(30)	(8)
Buy		7,639	02/2011	UBS	0	(2)	(2)
Buy	MYR	2,209	10/2010	BCLY	65	0	65
Sell		860	10/2010	BCLY	0	0	0
Buy		240	10/2010	BOA	8	0	8
Buy		2,186	10/2010	CITI	57	0	57
Buy		1,165	10/2010	DUB	21	0	21
Buy		860	02/2011	BCLY	0	(1)	(1)
Buy		2,480	02/2011	HSBC	0	(3)	(3)
Buy		2,482	02/2011	JPM	0	(3)	(3)
Buy	PHP	2,223	11/2010	BCLY	3	0	3
Buy		240,542	11/2010	CITI	8	(5)	3
Buy		2,130	11/2010	DUB	3	0	3
Buy		98,422	06/2011	BCLY	0	(12)	(12)
Buy		76,268	06/2011	JPM	0	(5)	(5)
Buy	SGD	1,066	11/2010	BCLY	11	0	11
Buy		1,200	11/2010	CITI	13	0	13
Buy		1,057	03/2011	CITI	4	0	4
Buy		2,245	03/2011	HSBC	7	0	7
Buy		529	03/2011	MSC	2	0	2
Buy	TRY	1,212	01/2011	BCLY	21	0	21
Buy		2,588	01/2011	CITI	54	0	54
Buy		604	01/2011	CSFB	9	0	9
Buy		4,039	01/2011	HSBC	37	0	37
Buy		5,570	01/2011	JPM	74	0	74
Buy	TWD	13,639	10/2010	BCLY	0	(4)	(4)
Buy		1,263	10/2010	CITI	0	0	0
Buy		11,218	10/2010	DUB	0	(3)	(3)
Buy		2,970	01/2011	DUB	0	(1)	(1)
Buy		1,819	01/2011	JPM	1	0	1
Buy		2,800	01/2011	MSC	1	0	1
Buy		1,517	01/2011	UBS	1	0	1
Buy	ZAR	24,119	10/2010	BCLY	147	0	147
Buy		2,170	10/2010	BOA	10	0	10
Buy		7,361	10/2010	CITI	52	0	52
Buy		13,942	10/2010	HSBC	93	0	93
Buy		4,379	10/2010	JPM	26	0	26
Buy		7,342	10/2010	MSC	49	0	49
Buy		12,335	10/2010	UBS	63	0	63
Buy		5,827	01/2011	BCLY	21	0	21
Buy		5,099	01/2011	JPM	18	0	18
Buy		6,081	09/2011	BCLY	28	0	28
Buy		3,040	09/2011	MSC	14	0	14
Buy		3,040	09/2011	UBS	14	0	14

					$11,845	$(9,532)	$2,313

See Accompanying Notes	Semiannual Report	September 30, 2010	69

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$1,006	$0	$1,006
Corporate Bonds & Notes
Banking & Finance	0	965,151	0	965,151
Industrials	0	215,114	9,407	224,521
Utilities	0	118,571	0	118,571
Convertible Bonds & Notes
Banking & Finance	0	23,443	0	23,443
Industrials	0	28,519	0	28,519
Municipal Bonds & Notes
Alaska	0	1,761	0	1,761
California	0	51,664	0	51,664
Georgia	0	10,607	0	10,607
Illinois	0	52,157	0	52,157
New Jersey	0	1,399	0	1,399
New York	0	1,116	0	1,116
Ohio	0	1,539	0	1,539
U.S. Government Agencies	0	1,552,232	0	1,552,232
U.S. Treasury Obligations	0	1,160,936	0	1,160,936
Mortgage-Backed Securities	0	107,175	14,975	122,150
Asset-Backed Securities	0	32,436	15,480	47,916
Sovereign Issues	0	155,825	0	155,825
Convertible Preferred Securities
Banking & Finance	27,756	0	0	27,756
Preferred Securities
Banking & Finance	7,622	0	0	7,622
Short-Term Instruments
Certificates of Deposit	0	10,018	0	10,018

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Repurchase Agreements	$0	$249,168	$0	$249,168
U.S. Treasury Bills	0	4,530	0	4,530
PIMCO Short-Term Floating NAV Portfolio	1,863,649	0	0	1,863,649
Purchased Options
Interest Rate Contracts	0	87	0	87
Investments, at value	$1,899,027	$4,744,454	$39,862	$6,683,343

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,494	0	2,494
Equity Contracts	0	202,166	0	202,166
Foreign Exchange Contracts	0	11,845	0	11,845
Interest Rate Contracts	10,841	7,517	0	18,358
	$10,841	$224,022	$0	$234,863

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(42)	(254)	(296)
Equity Contracts	(101,794)	(41,023)	0	(142,817)
Foreign Exchange Contracts	0	(9,532)	0	(9,532)
Interest Rate Contracts	0	(7,777)	(1,797)	(9,574)
	$(101,794)	$(58,374)	$(2,051)	$(162,219)

Totals	$1,808,074	$4,910,102	$37,811	$6,755,987

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$17,596	$0	$0	$0	$0	$126	$0	$(17,722)	$0	$0
Industrials	0	9,410	0	4	0	(7)	0	0	9,407	(7)
Mortgage-Backed Securities	0	14,730	0	0	0	245	0	0	14,975	245
Asset-Backed Securities	15,051	0	0	49	0	380	0	0	15,480	380

Investments, at value	$32,647	$24,140	$0	$53	$0	$744	$0	$(17,722)	$39,862	$618
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(24)	0	(391)	0	33	128	0	0	(254)	137
Interest Rate Contracts	(428)	0	(844)	0	0	(525)	0	0	(1,797)	(525)

	$(452)	$0	$(1,235)	$0	$33	$(397)	$0	$0	$(2,051)	$(388)

Totals	$32,195	$24,140	$(1,235)	$53	$33	$347	$0	$(17,722)	$37,811	$230

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

70	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments

	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$87	$0	$0	$0	$0	$87
Variation margin receivable (2)	1	0	0	11,247	0	11,248
Unrealized appreciation on foreign currency contracts	0	11,845	0	0	0	11,845
Unrealized appreciation on swap agreements	7,517	0	2,494	202,166	0	212,177

	$7,605	$11,845	$2,494	$213,413	$0	$235,357

Liabilities:
Written options outstanding	$9,574	$0	$254	$384	$0	$10,212
Variation margin payable (2)	472	0	0	0	0	472
Unrealized depreciation on foreign currency contracts	0	9,532	0	0	0	9,532
Unrealized depreciation on swap agreements	0	0	43	41,022	0	41,065

	$10,046	$9,532	$297	$41,406	$0	$61,281

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments

	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(181)	$0	$0	$0	$0	$(181)
Net realized gain (loss) on futures contracts, written options and swaps	102,506	591	2,020	(49,334)	0	55,783
Net realized (loss) on foreign currency transactions	0	(1,556)	0	0	0	(1,556)

	$102,325	$(965)	$2,020	$(49,334)	$0	$54,046

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(67)	$0	$0	$0	$0	$(67)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	11,829	(33)	691	50,277	0	62,764
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	548	0	0	0	548

	$11,762	$515	$691	$50,277	$0	$63,245

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(90,569) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	71

Schedule of Investments PIMCO Fundamental IndexPLUSTM Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 26.6%

BANKING & FINANCE 21.9%

Ally Financial, Inc.
5.375% due 06/06/2011		$200	$203
6.000% due 05/23/2012		300	308
6.625% due 05/15/2012		400	418
6.875% due 08/28/2012		800	839

ASB Finance Ltd.
0.953% due 02/13/2012	EUR	500	676

Bank of Scotland PLC
4.880% due 04/15/2011		$1,600	1,636

Barclays Bank PLC
0.465% due 03/23/2017		300	278

BRFkredit A/S
0.776% due 04/15/2013		1,100	1,101

CIT Group, Inc.
7.000% due 05/01/2013		157	158
7.000% due 05/01/2014		85	85
7.000% due 05/01/2015		285	284
7.000% due 05/01/2016		141	140
7.000% due 05/01/2017		198	195

Citigroup, Inc.
0.562% due 06/09/2016		600	509
2.384% due 08/13/2013		1,600	1,613

Credit Agricole S.A.
0.816% due 02/02/2012		500	498
Dexia Credit Local
2.000% due 03/05/2013		800	807

DnB NOR Bank ASA
0.527% due 09/01/2016		300	293

Ford Motor Credit Co. LLC
7.500% due 08/01/2012		100	106
8.625% due 11/01/2010		100	100

Foundation Re II Ltd.
7.119% due 11/26/2010		500	501

Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	50,000	587

Goldman Sachs Group, Inc.
0.740% due 03/22/2016		$300	278
0.912% due 07/22/2015		100	94

HSBC Finance Corp.
2.021% due 10/20/2010		1,900	1,900

ING Bank NV
1.157% due 01/13/2012		1,700	1,699

Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		200	44

Macquarie Bank Ltd.
2.600% due 01/20/2012		1,400	1,436

Morgan Stanley
1.006% due 10/15/2015		400	367
1.218% due 03/01/2013	EUR	100	130

Royal Bank of Scotland Group PLC
0.784% due 04/08/2011		$2,800	2,802
1.450% due 10/20/2011		800	806
2.625% due 05/11/2012		800	822

Sumitomo Mitsui Banking Corp.
1.002% due 12/29/2049	JPY	100,000	1,193

Westpac Banking Corp.
1.006% due 07/16/2014		$1,000	1,006

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		500	500

			24,412

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 2.8%

Continental Airlines, Inc.
6.750% due 09/15/2015	$500	$509

Daimler Finance North America LLC
5.750% due 09/08/2011	400	418

DISH DBS Corp.
6.625% due 10/01/2014	1,000	1,047

Dow Chemical Co.
2.668% due 08/08/2011	600	607

Pemex Project Funding Master Trust
0.896% due 12/03/2012	200	200

Reynolds American, Inc.
0.992% due 06/15/2011	400	401

		3,182

UTILITIES 1.9%

BP Capital Markets PLC
0.422% due 04/11/2011	2,000	1,994

NRG Energy, Inc.
8.250% due 09/01/2020	100	104

		2,098

Total Corporate Bonds & Notes (Cost $28,875)		29,692

MUNICIPAL BONDS & NOTES 2.4%

LOUISIANA 0.3%

Louisiana State Revenue Bonds, Series 2009
2.759% due 05/01/2043	300	300

NEW JERSEY 2.1%

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	2,400	2,389

Total Municipal Bonds & Notes (Cost $2,700)		2,689

U.S. GOVERNMENT AGENCIES 28.1%

Fannie Mae
0.316% due 12/25/2036	211	208
0.356% due 01/25/2021	276	275
0.506% due 05/25/2037	393	392
0.606% due 03/25/2037 - 09/25/2042	251	251
0.616% due 03/25/2037	378	377
0.656% due 05/25/2031 - 09/25/2035	437	436
0.666% due 09/25/2035	694	694
0.886% due 05/25/2040	938	943
0.956% due 10/25/2037	615	619
0.976% due 06/25/2037	267	269
0.986% due 06/25/2040	3,582	3,600
1.006% due 03/25/2038 - 01/25/2040	4,001	4,035
1.076% due 12/25/2039	800	808
1.125% due 09/30/2013	100	101
1.156% due 07/25/2039	646	653
1.586% due 07/01/2044	66	66
2.328% due 11/01/2035	19	19
2.391% due 05/01/2035	35	36
2.633% due 11/01/2034	25	26
2.651% due 07/01/2034	23	24
2.672% due 05/01/2035	40	42
2.692% due 05/01/2036	293	301
2.721% due 10/01/2034	7	8
2.730% due 09/01/2036	322	335
2.744% due 07/01/2036	320	330
2.769% due 07/01/2034	14	15
2.802% due 09/01/2035	58	61
2.808% due 08/01/2035	487	512

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.823% due 07/01/2035	$89	$93
2.871% due 08/01/2036	302	311
2.930% due 11/01/2035	79	83
2.945% due 06/01/2035	256	270
3.225% due 12/01/2033	24	26
4.500% due 10/01/2040	1,000	1,042
6.000% due 08/01/2036 - 10/01/2039	3,975	4,322
6.500% due 10/01/2036	748	820

Freddie Mac
0.296% due 12/25/2036	1,184	1,177
0.557% due 02/15/2037	40	39
0.587% due 02/15/2037	160	160
0.597% due 02/15/2037	352	352
0.607% due 12/15/2030	15	15
0.657% due 06/15/2018	14	14
0.867% due 07/15/2037	797	801
0.927% due 08/15/2037	809	813
0.957% due 08/15/2037	993	999
0.967% due 10/15/2037	239	241
0.977% due 05/15/2037 - 09/15/2037	1,112	1,119
1.007% due 08/15/2036	570	575
1.107% due 11/15/2039	365	369
1.112% due 01/15/2038	627	632
1.586% due 02/25/2045	70	71
2.632% due 08/01/2035	142	147
2.635% due 06/01/2035	106	111
5.500% due 10/01/2035	154	165
6.000% due 01/01/2037 - 10/01/2040	1,018	1,093

Total U.S. Government Agencies (Cost $31,014)		31,296

U.S. TREASURY OBLIGATIONS 2.6%

U.S. Treasury Notes
0.375% due 08/31/2012	1,180	1,179
0.625% due 06/30/2012	200	201
1.875% due 06/30/2015 (c)(d)	1,100	1,134
3.125% due 01/31/2017	300	325

Total U.S. Treasury Obligations (Cost $2,819)		2,839

MORTGAGE-BACKED SECURITIES 13.7%

Banc of America Funding Corp.
5.939% due 01/20/2047	862	638

Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037	66	66

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	853	592
5.436% due 12/26/2046	475	339

Citigroup Mortgage Loan Trust, Inc.
2.650% due 12/25/2035	38	35

Credit Suisse Mortgage Capital Certificates
0.327% due 02/15/2022	1,342	1,243
0.357% due 10/15/2021	247	235

First Horizon Asset Securities, Inc.
2.923% due 08/25/2035	592	571

GMAC Mortgage Corp. Loan Trust
3.268% due 11/19/2035	36	31

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046	171	156
0.336% due 01/25/2047	256	240
0.526% due 11/25/2045	18	11

Greenpoint Mortgage Pass-Through Certificates
3.098% due 10/25/2033	449	385

GS Mortgage Securities Corp. II
0.388% due 03/06/2020	300	287

Harborview Mortgage Loan Trust
0.477% due 05/19/2035	44	28

72	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Mortgage Trust
0.576% due 08/25/2036	$811	$607

Mellon Residential Funding Corp.
0.697% due 12/15/2030	218	206

Merrill Lynch Floating Trust
0.327% due 06/15/2022	1,377	1,320

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	471	368

MLCC Mortgage Investors, Inc.
1.754% due 01/25/2029	187	183

Morgan Stanley Capital I
0.318% due 10/15/2020	227	209

Structured Adjustable Rate Mortgage Loan Trust
2.653% due 01/25/2035	894	692
2.695% due 08/25/2035	388	317

Structured Asset Mortgage Investments, Inc.
0.507% due 07/19/2035	209	138
0.536% due 02/25/2036	56	35

Structured Asset Securities Corp.
2.841% due 10/25/2035	120	97

Thornburg Mortgage Securities Trust
0.376% due 10/25/2046	134	133

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	1,380	1,282

WaMu Mortgage Pass-Through Certificates
0.526% due 12/25/2045	27	22
0.546% due 10/25/2045	28	23
0.896% due 12/25/2027	966	872
1.100% due 01/25/2047	316	203
1.370% due 02/25/2046	2,078	1,552
1.570% due 11/25/2042	47	41
1.680% due 05/25/2041	8	8
3.003% due 02/27/2034	410	409
3.253% due 10/25/2046	368	259

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.253% due 12/25/2046	$2,160	$1,410

Total Mortgage-Backed Securities (Cost $18,129)		15,243

ASSET-BACKED SECURITIES 0.9%

Aames Mortgage Investment Trust
1.831% due 01/25/2035	565	562

AMMC CDO
0.526% due 08/08/2017	500	478

Morgan Stanley IXIS Real Estate Capital Trust
0.306% due 11/25/2036	10	10

SBI HELOC Trust
0.426% due 08/25/2036	4	4

Total Asset-Backed Securities (Cost $1,054)		1,054

SOVEREIGN ISSUES 2.8%

Korea Development Bank
0.619% due 11/22/2012	100	98

Societe Financement de l'Economie Francaise
0.726% due 07/16/2012	3,000	3,009

Total Sovereign Issues (Cost $3,100)		3,107

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.0%

Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011	1,400	0

CONSUMER DISCRETIONARY 0.7%

Motors Liquidation Co.
5.250% due 03/06/2032	96,000	754

Total Convertible Preferred Securities (Cost $1,700)		754

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 24.1%

REPURCHASE AGREEMENTS 0.6%

State Street Bank and Trust Co.
0.010% due 10/01/2010		$622	$622

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $639. Repurchase proceeds are $622.)

JAPAN TREASURY BILLS 1.8%
0.107% due 12/06/2010	JPY	170,000	2,036

U.S. TREASURY BILLS 0.0%
0.120% due 10/21/2010 (c)		$30	30

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 21.7%
		2,416,884	24,212

Total Short-Term Instruments (Cost $26,873)			26,900

Total Investments 101.9% (Cost $116,264)			$113,574

Written Options (f) (0.3%) (Premiums $211)			(342)

Other Assets and Liabilities (Net) (1.6%)			(1,799)

Net Assets 100.0%			$111,433

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Affiliated to the Fund.
(c)	Securities with an aggregate market value of $178 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(d)	Securities with an aggregate market value of $318 and cash of $122 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	1	$1
90-Day Eurodollar March Futures	Long	03/2011	38	4

				$5

(e)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	0.910%	12/20/2012	1.534%	$	400	$(5)	$0	$(5)
American International Group, Inc.	BOA	0.930%	12/20/2012	1.534%		600	(8)	0	(8)
American International Group, Inc.	RBS	0.780%	12/20/2012	1.534%		400	(6)	0	(6)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	1.248%		300	(2)	0	(2)
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.128%		500	(3)	(6)	3
Brazil Government International Bond	HSBC	1.000%	03/20/2015	1.067%		900	(3)	(19)	16
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.067%		300	(1)	(7)	6
Brazil Government International Bond	UBS	1.000%	03/20/2015	1.067%		300	0	(6)	6

See Accompanying Notes	Semiannual Report	September 30, 2010	73

Schedule of Investments PIMCO Fundamental IndexPLUSTM Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Gazprom OAO Via Morgan Stanley Bank AG	BCLY	0.740%	01/20/2012	1.554%	$	800	$(8)	$0	$(8)
Gazprom OAO Via Morgan Stanley Bank AG	DUB	1.000%	10/20/2011	1.419%		400	0	0	0
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.413%		200	12	4	8
General Electric Capital Corp.	BNP	4.600%	12/20/2013	1.681%		600	55	0	55
General Electric Capital Corp.	BNP	4.700%	12/20/2013	1.681%		300	29	0	29
General Electric Capital Corp.	BNP	1.000%	12/20/2015	1.831%		1,300	(51)	(54)	3
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.692%		100	12	4	8
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.692%		100	12	4	8
MBIA, Inc.	BOA	2.800%	12/20/2012	33.224%		400	(179)	0	(179)
MBIA, Inc.	DUB	3.400%	12/20/2012	33.224%		400	(176)	0	(176)
MetLife, Inc.	JPM	1.700%	03/20/2013	1.646%		600	1	0	1
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.658%		1,000	2	3	(1)
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	2.347%		500	(47)	0	(47)
New York City, New York General Obligation Notes, Series 2007	GSC	0.450%	03/20/2018	2.080%		500	(42)	0	(42)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		1,200	(5)	(15)	10
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	1.484%		800	7	0	7
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	1.484%		500	5	0	5
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	1.484%		300	3	0	3
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	1.484%		300	6	0	6
Republic of Germany	JPM	0.250%	03/20/2015	0.335%		900	(3)	0	(3)
SLM Corp.	BOA	5.000%	12/20/2011	3.115%		100	2	(7)	9
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.567%		100	2	1	1
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.590%		500	9	3	6

							$(382)	$(95)	$(287)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	1,000	$(8)	$(18)	$10
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		6,000	55	25	30
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		2,400	22	9	13
Pay	1-Year BRL-CDI	11.440%	01/02/2012	UBS		2,700	14	0	14
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		1,500	44	(1)	45
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		1,600	47	(1)	48
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		200	12	1	11
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		6,600	36	9	27

							$222	$24	$198

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (4)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive	eRAFI 1000 Index	613,580	1-Month USD-LIBOR plus a specified spread	$	66,801	10/15/2010	BOA	$1,059
Receive	eRAFI 1000 Index	30,095	1-Month USD-LIBOR plus a specified spread		3,276	07/15/2011	BOA	52
Receive	eRAFI 1000 Index	47,215	1-Month USD-LIBOR plus a specified spread		4,791	02/28/2011	CSFB	430
Receive	eRAFI 1000 Index	194,750	1-Month USD-LIBOR plus a specified spread		21,202	04/15/2011	CSFB	336
Receive	eRAFI 1000 Index	114,050	1-Month USD-LIBOR plus a specified spread		11,574	08/31/2011	CSFB	1,038

								$2,915

(4)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

74	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(f)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	145	$45	$64
Call - CME S&P 500 Index October Futures	1,155.000	10/15/2010	4	8	9
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	145	36	11
Put - CME S&P 500 Index October Futures	1,070.000	10/15/2010	4	11	4

				$100	$88

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	5,000	$35	$6
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	$	800	5	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,300	4	76
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,300	10	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		2,700	6	158
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		2,700	24	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		2,200	14	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		200	2	0

								$100	$240

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	11/17/2010	$	1,000	$1	$1
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	11/17/2010		1,000	1	1

							$2	$2

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,000	$9	$12

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	76	$21,000	EUR	5,000	$235
Sales	338	10,880		0	268
Closing Buys	(108)	(16,780)		0	(252)
Expirations	(8)	(900)		0	(40)
Exercised	0	0		0	0

Balance at 09/30/2010	298	$14,200	EUR	5,000	$211

(g)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	10/01/2040	$2,000	$2,148	$2,149

(h)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	100	10/2010	CSFB	$3	$0	$3
Buy		111	10/2010	MSC	9	0	9
Buy		29	10/2010	UBS	0	0	0
Buy	BRL	173	10/2010	HSBC	2	0	2
Sell		2,825	10/2010	HSBC	0	(72)	(72)
Buy		1,404	10/2010	JPM	48	0	48
Buy		356	10/2010	MSC	11	0	11

See Accompanying Notes	Semiannual Report	September 30, 2010	75

Schedule of Investments PIMCO Fundamental IndexPLUSTM Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	892	10/2010	RBS	$27	$0	$27
Buy		2,998	12/2010	HSBC	74	0	74
Buy		93	09/2011	MSC	1	0	1
Buy	CAD	103	10/2010	BNP	0	0	0
Sell		103	10/2010	CITI	0	0	0
Buy		205	11/2010	BOA	0	0	0
Buy		103	11/2010	CITI	0	0	0
Buy		206	11/2010	CSFB	0	(1)	(1)
Buy		16	11/2010	DUB	0	0	0
Buy		311	11/2010	HSBC	4	0	4
Buy		178	11/2010	RBC	3	0	3
Buy		7	11/2010	RBS	0	0	0
Buy	CNY	5,594	11/2010	BCLY	13	0	13
Buy		153	11/2010	CITI	0	0	0
Buy		397	11/2010	DUB	0	0	0
Buy		152	11/2010	MSC	0	0	0
Sell	EUR	707	11/2010	DUB	0	(58)	(58)
Sell	GBP	200	10/2010	CITI	0	(1)	(1)
Buy		200	10/2010	HSBC	0	(2)	(2)
Buy		200	12/2010	CITI	1	0	1
Sell		101	12/2010	CITI	0	(2)	(2)
Sell		22	12/2010	GSC	0	0	0
Sell		49	12/2010	UBS	0	(1)	(1)
Sell	IDR	302,966	10/2010	BCLY	0	0	0
Buy		101,700	10/2010	BOA	1	0	1
Buy		606,100	10/2010	CITI	8	0	8
Sell		310,500	10/2010	CITI	0	0	0
Sell		394,700	10/2010	HSBC	0	0	0
Buy		101,700	10/2010	RBS	1	0	1
Buy		198,666	10/2010	UBS	2	0	2
Buy		390,920	11/2010	BCLY	4	0	4
Buy		291,900	11/2010	CITI	3	0	3
Buy		166,605	11/2010	DUB	1	0	1
Buy		309,600	11/2010	HSBC	2	0	2
Buy		901,500	11/2010	JPM	1	0	1
Buy		302,966	07/2011	BCLY	0	0	0
Buy		310,500	07/2011	CITI	0	0	0
Buy		394,700	07/2011	HSBC	0	0	0
Sell	JPY	257,681	12/2010	BCLY	0	(28)	(28)
Sell		170,000	12/2010	CSFB	0	(22)	(22)
Buy	KRW	37,124	11/2010	BCLY	1	0	1
Buy		60,890	11/2010	BOA	2	0	2
Buy		90,097	11/2010	CITI	2	0	2
Sell		239,800	11/2010	CITI	0	(16)	(16)
Buy		11,626	11/2010	DUB	0	0	0
Buy		11,730	11/2010	GSC	0	0	0
Buy		121,685	11/2010	JPM	1	(1)	0
Sell		97,001	11/2010	JPM	0	(7)	(7)
Buy		87,122	11/2010	MSC	2	0	2
Buy		58,075	11/2010	RBS	1	0	1
Buy		115,110	01/2011	MSC	1	0	1
Buy	MXN	4,374	02/2011	BCLY	2	0	2
Buy		1,266	02/2011	MSC	0	(1)	(1)
Buy	MYR	207	10/2010	BCLY	6	0	6
Sell		70	10/2010	BCLY	0	0	0
Buy		157	10/2010	CITI	4	0	4
Buy		103	10/2010	DUB	2	0	2
Buy		70	02/2011	BCLY	0	0	0
Buy	PHP	4,406	11/2010	CITI	0	0	0
Buy		4,468	06/2011	BCLY	0	(1)	(1)
Buy	TRY	151	01/2011	HSBC	2	0	2
Buy	TWD	1,344	10/2010	BCLY	0	0	0
Buy		130	10/2010	CITI	0	0	0
Buy		1,085	10/2010	DUB	0	0	0
Buy		306	01/2011	DUB	0	0	0
Buy		188	01/2011	JPM	0	0	0
Buy		288	01/2011	MSC	0	0	0
Buy		156	01/2011	UBS	0	0	0
Buy	ZAR	724	10/2010	BCLY	4	0	4
Buy		733	10/2010	HSBC	5	0	5

					$254	$(213)	$41

76	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)		Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$23,219		$1,193	$24,412
Industrials	0	3,182		0	3,182
Utilities	0	2,098		0	2,098
Municipal Bonds & Notes
Louisiana	0	300		0	300
New Jersey	0	2,389		0	2,389
U.S. Government Agencies	0	31,296		0	31,296
U.S. Treasury Obligations	0	2,839		0	2,839
Mortgage-Backed Securities	0	15,243		0	15,243
Asset-Backed Securities	0	576		478	1,054
Sovereign Issues	0	3,107		0	3,107
Convertible Preferred Securities
Banking & Finance	0	0	*	0	0
Consumer Discretionary	0	754		0	754
Short-Term Instruments
Repurchase Agreements	0	622		0	622
Japan Treasury Bills	0	2,036		0	2,036
U.S. Treasury Bills	0	30		0	30
PIMCO Short-Term Floating NAV Portfolio	24,212	0		0	24,212
Investments, at value	$24,212	$87,691		$1,671	$113,574

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short Sales, at value	$0	$(2,149)	$0	$(2,149)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	190	0	190
Equity Contracts	0	2,915	0	2,915
Foreign Exchange Contracts	0	254	0	254
Interest Rate Contracts	5	198	0	203
	$5	$3,557	$0	$3,562

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(477)	(2)	(479)
Equity Contracts	(13)	0	0	(13)
Foreign Exchange Contracts	0	(213)	0	(213)
Interest Rate Contracts	0	(315)	(12)	(327)
	$(13)	$(1,005)	$(14)	$(1,032)

Totals	$24,204	$88,094	$1,657	$113,955

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$1,062	$0	$0	$(2)	$0	$133	$0	$0	$1,193	$133
U.S. Government Agencies	1,099	(1,099)	0	0	0	0	0	0	0	0
Asset-Backed Securities	454	0	0	1	0	23	0	0	478	23

Investments, at value	$2,615	$(1,099)	$0	$(1)	$0	$156	$0	$0	$1,671	$156
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(18)	24	(3)	0	(2)	(3)	0	0	(2)	1
Interest Rate Contracts	(8)	0	0	0	0	(4)	0	0	(12)	(4)

	$(26)	$24	$(3)	$0	$(2)	$(7)	$0	$0	$(14)	$(3)

Totals	$2,589	$(1,075)	$(3)	$(1)	$(2)	$149	$0	$0	$1,657	$153

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes	Semiannual Report	September 30, 2010	77

Schedule of Investments PIMCO Fundamental IndexPLUSTM Fund (Cont.)

September 30, 2010 (Unaudited)

(j)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$0	$0
Unrealized appreciation on foreign currency contracts	0	254	0	0	0	254
Unrealized appreciation on swap agreements	198	0	190	2,915	0	3,303

	$198	$254	$190	$2,915	$0	$3,557

Liabilities:
Written options outstanding	$327	$0	$2	$13	$0	$342
Unrealized depreciation on foreign currency contracts	0	213	0	0	0	213
Unrealized depreciation on swap agreements	0	0	477	0	0	477

	$327	$213	$479	$13	$0	$1,032

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$70	$8	$127	$(3,553)	$0	$(3,348)
Net realized (loss) on foreign currency transactions	0	(173)	0	0	0	(173)

	$70	$(165)	$127	$(3,553)	$0	$(3,521)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(167)	$0	$(34)	$1,367	$0	$1,166
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(75)	0	0	0	(75)

	$(167)	$(75)	$(34)	$1,367	$0	$1,091

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $5 as reported in the Notes to Schedule of Investments.

78	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments PIMCO Fundamental IndexPLUS™ TR Fund

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 39.5%

BANKING & FINANCE 30.8%

AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$300	$370

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		700	774

Ally Financial, Inc.
6.625% due 05/15/2012		2,100	2,195
6.875% due 08/28/2012		500	521
7.500% due 09/15/2020		200	214

American Express Credit Corp.
5.875% due 05/02/2013		700	771
7.300% due 08/20/2013		1,300	1,495

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011		300	298
5.250% due 11/21/2011		300	313

American General Finance Corp.
4.875% due 07/15/2012		300	285
6.900% due 12/15/2017		1,300	1,092

American International Group, Inc.
5.050% due 10/01/2015		100	102
5.850% due 01/16/2018		4,000	4,160

ASIF I
3.000% due 02/17/2017	EUR	3,500	3,792
Bank of America Corp.
0.706% due 08/15/2016		$400	361
6.500% due 08/01/2016		1,800	2,027

Bank of Montreal
2.850% due 06/09/2015		100	105

Barclays Bank PLC
6.050% due 12/04/2017		1,000	1,086
14.000% due 11/29/2049	GBP	1,000	1,975

Bear Stearns Cos. LLC
7.250% due 02/01/2018		$500	610

CIT Group, Inc.
7.000% due 05/01/2013		150	151
7.000% due 05/01/2014		74	74
7.000% due 05/01/2015		274	274
7.000% due 05/01/2016		124	122
7.000% due 05/01/2017		173	170

Citigroup, Inc.
4.750% due 05/19/2015		1,200	1,264
4.750% due 02/10/2019	EUR	1,000	1,340

Comerica Bank
0.439% due 05/24/2011		$2,400	2,389

Commonwealth Bank of Australia
0.948% due 07/12/2013		2,800	2,808

Deutsche Bank AG
1.169% due 02/17/2015		2,700	2,642

Dexia Credit Local
2.000% due 03/05/2013		1,600	1,613

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		800	853

Ford Motor Credit Co. LLC
7.250% due 10/25/2011		1,000	1,050
7.375% due 02/01/2011		1,700	1,732

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	140

Foundation Re II Ltd.
7.119% due 11/26/2010		$1,400	1,404

Gazprom Via White Nights Finance BV
10.500% due 03/25/2014		2,000	2,404

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	3,400	3,998

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSBC Holdings PLC
6.500% due 05/02/2036		$1,900	$2,122

ING Bank NV
2.625% due 02/09/2012		900	920

International Lease Finance Corp.
6.750% due 09/01/2016		200	215

JPMorgan Chase & Co.
1.128% due 09/26/2013	EUR	1,500	1,995
6.000% due 01/15/2018		$900	1,029
7.900% due 04/29/2049		600	645

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,700	1,933

KeyCorp
1.091% due 11/22/2010	EUR	1,500	2,059

LBG Capital No.1 PLC
8.500% due 12/29/2049		$100	93

LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	400	559

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)		$900	199
6.200% due 09/26/2014 (a)		400	91

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		2,200	2,471

Morgan Stanley
2.876% due 05/14/2013		1,500	1,530

National Australia Bank Ltd.
5.350% due 06/12/2013		800	877

Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,800	2,973

Petroleum Export Ltd.
5.265% due 06/15/2011		27	27

Principal Life Income Funding Trusts
5.550% due 04/27/2015		1,000	1,105

Resona Bank Ltd.
5.850% due 09/29/2049		200	200

Royal Bank of Scotland Group PLC
0.784% due 04/08/2011		5,900	5,905
1.450% due 10/20/2011		1,500	1,511

SLM Corp.
2.750% due 03/15/2011	CHF	700	710
8.000% due 03/25/2020		$1,600	1,590

Societe Generale
5.922% due 04/29/2049		600	569

State Bank of India
4.500% due 07/27/2015		1,000	1,053

Swedbank AB
3.625% due 12/02/2011	EUR	100	140

Temasek Financial I Ltd.
4.300% due 10/25/2019		$300	326

TNK-BP Finance S.A.
6.125% due 03/20/2012		200	209

UBS AG
5.750% due 04/25/2018		600	678
5.875% due 12/20/2017		700	793

Vnesheconombank Finance Ltd.
6.902% due 07/09/2020		2,200	2,412

Wells Fargo & Co.
7.980% due 03/29/2049		600	635

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		700	700

			85,248

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 6.9%

Alcoa, Inc.
6.150% due 08/15/2020	$400	$412

Amgen, Inc.
6.900% due 06/01/2038	314	408

AstraZeneca PLC
5.900% due 09/15/2017	400	482
6.450% due 09/15/2037	300	379

C8 Capital SPV Ltd.
6.640% due 12/29/2049	4,200	2,808

Codelco, Inc.
6.150% due 10/24/2036	100	119

Comcast Corp.
5.875% due 02/15/2018	300	347
6.450% due 03/15/2037	300	334

Continental Airlines, Inc.
6.750% due 09/15/2015	1,300	1,324

Dow Chemical Co.
4.850% due 08/15/2012	1,300	1,376
6.000% due 10/01/2012	200	217

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013	700	803

Gazprom Via Gaz Capital S.A.
6.212% due 11/22/2016	200	213

Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020	406	440

International Business Machines Corp.
5.700% due 09/14/2017	742	888

Kraft Foods, Inc.
6.125% due 02/01/2018	800	945

Peabody Energy Corp.
7.875% due 11/01/2026	300	332

Petrobras International Finance Co.
7.875% due 03/15/2019	2,000	2,504

Roche Holdings, Inc.
7.000% due 03/01/2039	127	171

Rohm and Haas Co.
6.000% due 09/15/2017	500	559

Shell International Finance BV
5.500% due 03/25/2040	100	115

Time Warner, Inc.
5.875% due 11/15/2016	2,100	2,449

Total Capital S.A.
4.450% due 06/24/2020	100	110

TransCanada Pipelines Ltd.
7.625% due 01/15/2039	300	401

Transocean, Inc.
4.950% due 11/15/2015	300	312

UnitedHealth Group, Inc.
4.875% due 02/15/2013	700	753

		19,201

UTILITIES 1.8%

Majapahit Holding BV
7.750% due 01/20/2020	500	602

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	689

NGPL PipeCo LLC
6.514% due 12/15/2012	800	851

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	280

See Accompanying Notes	Semiannual Report	September 30, 2010	79

Schedule of Investments PIMCO Fundamental IndexPLUS™ TR Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verizon Wireless Capital LLC
2.945% due 05/20/2011	$2,600	$2,644

		5,066

Total Corporate Bonds & Notes (Cost $105,979)		109,515

MUNICIPAL BONDS & NOTES 1.7%

CALIFORNIA 1.1%

California State General Obligation Bonds, Series 2009
7.550% due 04/01/2039	1,300	1,415

California State University Revenue Bonds, Series 2010
6.434% due 11/01/2030	100	109

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	400	454

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	1,000	1,048

		3,026

ILLINOIS 0.1%

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	200	207

NEVADA 0.1%

Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	200	222

NEW YORK 0.4%

New York State Thruway Authority Revenue Bonds, Series 2010
5.883% due 04/01/2030	1,000	1,107

Total Municipal Bonds & Notes (Cost $4,204)		4,562

U.S. GOVERNMENT AGENCIES 44.6%

Fannie Mae
0.316% due 12/25/2036	282	278
0.606% due 07/25/2037 - 09/25/2042	1,867	1,867
0.636% due 07/25/2037	1,238	1,238
0.656% due 09/25/2035	771	771
0.666% due 09/25/2035	1,571	1,570
0.986% due 06/25/2040	4,660	4,684
0.996% due 03/25/2040	1,851	1,867
1.586% due 06/01/2043 - 07/01/2044	558	560
1.625% due 10/26/2015	400	401
2.328% due 11/01/2035	149	152
2.545% due 07/01/2035	410	429
2.548% due 12/01/2033	337	350
2.550% due 03/01/2035	62	65
2.684% due 06/01/2035	946	991
2.690% due 07/01/2034	428	448
2.709% due 05/25/2035	88	94
2.721% due 10/01/2034	67	70
2.776% due 01/01/2035	505	529
2.802% due 09/01/2035	375	393
2.805% due 08/01/2035	929	972
2.823% due 07/01/2035	480	504
2.888% due 10/01/2035	148	156
2.945% due 06/01/2035	1,152	1,213
3.143% due 09/01/2035	499	512
3.225% due 12/01/2033	127	133
4.000% due 11/01/2040	1,100	1,128
4.500% due 10/01/2040	43,000	44,787
5.000% due 06/25/2027 - 10/01/2040	1,037	1,090
5.500% due 10/01/2021 - 10/01/2040	5,283	5,634

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 02/01/2029 - 04/01/2039	$3,484	$3,786
6.500% due 08/01/2029 - 10/01/2040	1,023	1,116

Freddie Mac
0.407% due 07/15/2019	851	849
0.516% due 08/25/2031	151	141
0.657% due 06/15/2018	86	86
1.586% due 02/25/2045	70	71
2.632% due 08/01/2035	663	689
2.635% due 06/01/2035	823	861
3.019% due 10/01/2035	691	727
3.178% due 11/01/2034	547	575
3.494% due 09/01/2035	287	301
4.500% due 04/01/2040 - 10/01/2040	2,000	2,081
5.500% due 07/01/2038 - 10/01/2040	19,482	20,667
6.000% due 10/01/2040	8,000	8,584

Ginnie Mae
6.000% due 05/15/2037 - 07/15/2037	825	900

Small Business Administration
5.290% due 12/01/2027	547	611
5.490% due 03/01/2028	3,847	4,284
5.600% due 09/01/2028	3,853	4,322

Total U.S. Government Agencies (Cost $121,889)		123,537

U.S. TREASURY OBLIGATIONS 16.2%

Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	312	331
2.375% due 01/15/2025	116	133
2.375% due 01/15/2027	541	624
3.875% due 04/15/2029	3,978	5,531

U.S. Treasury Notes
1.750% due 07/31/2015	3,000	3,073
1.875% due 06/30/2015	4,100	4,226
1.875% due 09/30/2017	200	200
2.125% due 05/31/2015 (g)	11,000	11,473
2.500% due 04/30/2015	2,900	3,075
2.500% due 06/30/2017	3,800	3,960
2.750% due 11/30/2016	3,700	3,933
2.750% due 05/31/2017	2,900	3,069
3.000% due 02/28/2017	800	861
3.125% due 01/31/2017	200	217
3.125% due 04/30/2017 (g)	3,300	3,572
3.250% due 12/31/2016	500	546

Total U.S. Treasury Obligations (Cost $43,782)		44,824

MORTGAGE-BACKED SECURITIES 10.2%

American Home Mortgage Investment Trust
2.678% due 02/25/2045	173	150

Banc of America Commercial Mortgage, Inc.
5.928% due 05/10/2045	900	989

Bear Stearns Adjustable Rate Mortgage Trust
3.349% due 01/25/2034	1,235	1,187

Bear Stearns Alt-A Trust
0.416% due 02/25/2034	623	481
2.984% due 09/25/2035	163	124

Bear Stearns Commercial Mortgage Securities
0.367% due 03/15/2019	675	638
5.331% due 02/11/2044	100	103
5.471% due 01/12/2045	300	329

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	590	410

Citigroup Mortgage Loan Trust, Inc.
2.650% due 12/25/2035	584	542

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	$900	$937

Countrywide Alternative Loan Trust
0.436% due 05/25/2047	620	344
0.536% due 02/25/2037	2,884	1,662

Countrywide Home Loan Mortgage Pass-Through Trust
4.669% due 02/20/2036	151	119

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	100	106

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046	247	226
0.336% due 01/25/2047	332	313

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	107
5.444% due 03/10/2039	500	528

GSR Mortgage Loan Trust
2.923% due 09/25/2035	1,215	1,166
5.196% due 11/25/2035	930	906

Indymac Index Mortgage Loan Trust
2.675% due 01/25/2036	534	329

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,900	3,022
5.882% due 02/15/2051	300	315

JPMorgan Mortgage Trust
5.750% due 01/25/2036	100	91

Mellon Residential Funding Corp.
0.697% due 12/15/2030	1,606	1,516

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	600	603

Merrill Lynch Floating Trust
0.327% due 06/15/2022	2,177	2,086
0.796% due 07/09/2021	1,500	1,396

Morgan Stanley Capital I
5.364% due 03/15/2044	2,500	2,604
5.809% due 12/12/2049	100	106

Structured Adjustable Rate Mortgage Loan Trust
1.752% due 01/25/2035	453	251
2.727% due 08/25/2034	829	798

Structured Asset Mortgage Investments, Inc.
0.536% due 02/25/2036	279	173

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	13	12

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	530	516
0.376% due 10/25/2046	848	842

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	1,483	1,377

WaMu Mortgage Pass-Through Certificates
0.546% due 10/25/2045	85	69
1.570% due 11/25/2042	71	62
1.680% due 05/25/2041	60	57

Wells Fargo Mortgage-Backed Securities Trust
4.576% due 03/25/2036	856	759

Total Mortgage-Backed Securities (Cost $29,960)		28,351

ASSET-BACKED SECURITIES 1.5%

ACE Securities Corp.
0.306% due 12/25/2036	90	86

Asset-Backed Securities Corp. Home Equity
0.531% due 09/25/2034	151	131

Bear Stearns Asset-Backed Securities Trust
0.306% due 11/25/2036	214	205

80	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Centurion CDO VII Ltd.
0.845% due 01/30/2016		$1,495	$1,433

Countrywide Asset-Backed Certificates
0.306% due 05/25/2037		470	465
0.306% due 05/25/2047		70	69
0.326% due 06/25/2047		154	150
0.336% due 06/25/2037		72	72
0.366% due 10/25/2046		29	29

Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036		137	118

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036		180	178

Fremont Home Loan Trust
0.316% due 01/25/2037		126	114

HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036		61	56

JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036		822	792

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		17	14

Morgan Stanley ABS Capital I
0.296% due 10/25/2036		24	24

Park Place Securities, Inc.
0.569% due 10/25/2034		236	231

SBI HELOC Trust
0.426% due 08/25/2036		15	15

Structured Asset Securities Corp.
0.306% due 10/25/2036		70	70

Total Asset-Backed Securities (Cost $4,372)			4,252

SOVEREIGN ISSUES 2.1%

Brazil Government International Bond
8.000% due 01/15/2018		500	600
10.250% due 01/10/2028	BRL	600	398

Canada Government Bond
2.000% due 12/01/2014	CAD	1,000	979
2.500% due 09/01/2013		700	698

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canada Housing Trust No. 1
3.350% due 12/15/2020	CAD	200	$198

Export-Import Bank of China
4.875% due 07/21/2015		$100	112

Export-Import Bank of Korea
5.125% due 06/29/2020		100	108

Korea Development Bank
4.375% due 08/10/2015		700	744

Mexico Government International Bond
5.950% due 03/19/2019		300	354

Province of Ontario Canada
4.600% due 06/02/2039	CAD	100	104

Societe Financement de l'Economie Francaise
0.726% due 07/16/2012		$1,000	1,002
2.375% due 03/26/2012		600	613

Total Sovereign Issues (Cost $5,547)			5,910

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.2%

American International Group, Inc.
8.500% due 08/01/2011		44,400	381

CONSUMER DISCRETIONARY 0.2%

Motors Liquidation Co.
5.250% due 03/06/2032		80,000	628

Total Convertible Preferred Securities (Cost $531)			1,009

PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.7%

DG Funding Trust
0.652% due 12/31/2049		243	1,875

Total Preferred Securities (Cost $2,585)			1,875

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 13.0%

REPURCHASE AGREEMENTS 0.7%

Deutsche Bank AG
0.320% due 10/01/2010		$300	$300
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $307. Repurchase proceeds are $300.)

State Street Bank and Trust Co.
0.010% due 10/01/2010		1,564	1,564
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $1,600. Repurchase proceeds are $1,564.)

			1,864

JAPAN TREASURY BILLS 4.9%
0.110% due 10/25/2010	JPY	1,140,000	13,655

U.S. TREASURY BILLS 0.3%
0.118% due 10/07/2010 - 10/21/2010 (b)(e)		$940	940

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 7.1%
		1,966,538	19,701

Total Short-Term Instruments (Cost $35,604)			36,160

Total Investments 129.9% (Cost $354,453)			$359,995

Written Options (i) (0.3%) (Premiums $838)			(905)

Other Assets and Liabilities (Net) (29.6%)			(81,972)

Net Assets 100.0%			$277,118

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $940 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $3,626 at a weighted average interest rate of 0.051%. On September 30, 2010, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $595 and cash of $26 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	83	$312
90-Day Eurodollar December Futures	Long	12/2011	23	14
90-Day Eurodollar June Futures	Long	06/2011	91	59
90-Day Eurodollar June Futures	Long	06/2012	23	20
90-Day Eurodollar March Futures	Long	03/2011	77	46
90-Day Eurodollar March Futures	Long	03/2012	23	17
90-Day Eurodollar September Futures	Long	09/2011	39	22
U.S. Treasury 5-Year Note December Futures	Long	12/2010	9	12

				$502

See Accompanying Notes	Semiannual Report	September 30, 2010	81

Schedule of Investments PIMCO Fundamental IndexPLUS™ TR Fund (Cont.)

(h)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%	$	300	$(1)	$(8)	$7
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%		600	(4)	(6)	2
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.099%		1,000	(4)	(11)	7
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%		100	(1)	(1)	0
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.185%		300	15	0	15
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%		500	(3)	(5)	2
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.136%		1,500	(3)	0	(3)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.538%		1,500	(29)	0	(29)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	1.681%		700	67	0	67
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.681%		700	58	0	58
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.714%		600	75	21	54
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.681%		800	77	0	77
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%		300	7	4	3
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%		100	2	1	1
Japan Government International Bond	JPM	1.000%	03/20/2015	0.500%		600	13	7	6
MetLife, Inc.	GSC	1.000%	03/20/2015	2.086%		2,000	(90)	(121)	31
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.121%		600	(2)	(13)	11
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.121%		400	(2)	(9)	7
SLM Corp.	JPM	4.300%	03/20/2013	4.223%		1,900	6	0	6
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.567%		100	2	1	1
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.567%		200	3	1	2
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.567%		100	2	1	1
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		1,000	18	4	14
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.567%		100	2	1	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.590%		1,000	18	4	14

							$226	$(129)	$355

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date		Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$	300	$37	$35	$2
CDX.EM-13 Index	DUB	5.000%	06/20/2015		900	111	117	(6)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015		1,800	224	209	15
CDX.EM-13 Index	MSC	5.000%	06/20/2015		700	87	79	8
CDX.EM-14 Index	BCLY	5.000%	12/20/2015		900	120	112	8
CDX.EM-14 Index	DUB	5.000%	12/20/2015		300	40	38	2
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		200	27	26	1
CDX.EM-14 Index	MSC	5.000%	12/20/2015		300	40	39	1
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		4,815	(10)	0	(10)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012		963	(1)	0	(1)
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		100	(3)	(3)	0
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		2,990	37	0	37
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		675	7	0	7
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		1,543	16	0	16
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		964	10	0	10
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		600	(1)	(3)	2
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		300	(1)	(1)	0
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015		2,500	(8)	(10)	2
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		1,000	(3)	(3)	0
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015		200	(1)	(1)	0

						$728	$634	$94

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

82	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,400	$108	$(1)	$109
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	3,300	(28)	(60)	32
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	3	0	3
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	5	0	5
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		700	5	1	4
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		200	2	1	1
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		700	7	3	4
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	4	0	4
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		100	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,900	59	0	59
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		200	1	0	1
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		3,200	94	(21)	115
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	11	1	10
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	35	3	32
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	5	0	5
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		300	2	0	2
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,700	11	1	10
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		1,600	10	2	8
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		3,200	18	5	13
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		1,000	6	(2)	8
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		200	0	0	0
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		300	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		400	3	1	2
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	3	1	2
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		500	5	1	4
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		6,800	66	1	65
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		200	3	1	2
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		5,900	54	6	48
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		1,200	12	4	8
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		1,800	23	3	20
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		300	1	0	1
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		200	1	1	0
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	2	0	2
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		500	5	0	5
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		300	3	1	2
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		400	6	2	4
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	2	1	1
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		800	13	6	7
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	11,700	(50)	9	(59)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		2,100	(9)	1	(10)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS		6,000	97	0	97
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	900	3	(8)	11
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		1,000	3	(8)	11
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		4,100	14	(33)	47
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		2,300	8	(20)	28
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI	MXN	3,500	18	0	18
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		3,100	16	0	16
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		7,300	37	3	34

							$699	$(94)	$793

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	eRAFI 1000 Index	920,600	1-Month USD-LIBOR plus a specified spread	$	93,421	02/28/2011	BCLY	$8,375
Receive	eRAFI 1000 Index	56,326	1-Month USD-LIBOR plus a specified spread		6,132	10/15/2010	BOA	97
Pay	eRAFI 1000 Index	108,778	1-Month USD-LIBOR plus a specified spread		11,843	07/15/2011	BOA	(188)
Receive	eRAFI 1000 Index	439,108	1-Month USD-LIBOR plus a specified spread		47,806	07/15/2011	BOA	759
Receive	eRAFI 1000 Index	231,325	1-Month USD-LIBOR plus a specified spread		23,474	02/28/2011	CSFB	2,104
Receive	eRAFI 1000 Index	720,920	1-Month USD-LIBOR plus a specified spread		78,487	04/15/2011	CSFB	1,244
Receive	eRAFI 1000 Index	235,788	1-Month USD-LIBOR plus a specified spread		23,927	06/30/2011	JPM	2,146

								$14,537

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

See Accompanying Notes	Semiannual Report	September 30, 2010	83

Schedule of Investments PIMCO Fundamental IndexPLUS™ TR Fund (Cont.)

(i)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description		Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$	121.000	11/26/2010	7	$4	$5
Call - CBOT U.S. Treasury 5-Year Note December Futures		121.500	11/26/2010	12	3	5
Call - CME S&P 500 Index October Futures		1,155.000	10/15/2010	8	16	18
Put - CBOT U.S. Treasury 5-Year Note December Futures		119.000	11/26/2010	19	10	3
Put - CME S&P 500 Index October Futures		1,070.000	10/15/2010	8	23	7

					$56	$38

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	$	400	$6	$2
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,700	24	15
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		5,700	27	334
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		5,700	35	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		800	2	2
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		800	2	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		800	11	5
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,800	44	26
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		3,000	25	20
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		600	1	1
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,300	26	12
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,800	94	54
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		300	2	2
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		1,400	7	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		2,300	3	4
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		400	5	2
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		5,800	60	39
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,400	16	8
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		400	6	2
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		600	1	1
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		4,100	9	21
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		600	2	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		4,100	17	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,700	31	14
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		3,000	6	6
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		3,000	11	1
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		2,100	14	123
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		2,100	17	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,300	8	0
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		300	2	2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		5,500	43	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		900	13	5
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		4,200	41	28
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,000	25	16
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		1,200	30	17
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		11,800	94	79

								$760	$841

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$	400	$2	$1
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010		400	2	2

							$4	$3

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$16
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	500	7	7

						$18	$23

84	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	330	$84,900	$869
Sales	174	101,200	1,100
Closing Buys	(434)	(69,300)	(945)
Expirations	(16)	(6,800)	(108)
Exercised	0	(13,500)	(78)

Balance at 09/30/2010	54	$96,500	$838

(j)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	10/01/2040	$5,000	$5,371	$5,373

(k)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	14	10/2010	BOA	$0	$0	$0
Buy		1,302	10/2010	RBS	101	0	101
Buy		73	10/2010	UBS	0	0	0
Buy	BRL	1,082	10/2010	HSBC	39	0	39
Sell		7,918	10/2010	HSBC	0	(209)	(209)
Buy		2,912	10/2010	JPM	100	0	100
Buy		1,244	10/2010	MSC	35	0	35
Buy		2,681	10/2010	RBS	84	0	84
Buy		8,097	12/2010	HSBC	216	0	216
Buy	CAD	103	10/2010	BNP	0	0	0
Sell		103	10/2010	CITI	0	0	0
Buy		103	11/2010	BCLY	0	0	0
Buy		103	11/2010	BNP	0	0	0
Buy		616	11/2010	BOA	0	(1)	(1)
Buy		103	11/2010	CITI	0	0	0
Buy		309	11/2010	CSFB	0	(1)	(1)
Sell		200	11/2010	CSFB	0	(4)	(4)
Sell		90	11/2010	DUB	1	0	1
Sell		100	11/2010	MSC	0	(2)	(2)
Sell		250	11/2010	RBC	0	(4)	(4)
Sell		42	11/2010	RBS	0	0	0
Sell	CHF	699	11/2010	CITI	0	(22)	(22)
Buy	CNY	3,313	11/2010	BCLY	6	(1)	5
Buy		1,506	11/2010	CITI	0	(1)	(1)
Buy		3,894	11/2010	DUB	0	(4)	(4)
Buy		1,535	11/2010	MSC	0	(2)	(2)
Sell	EUR	9,401	10/2010	UBS	0	(679)	(679)
Sell		200	11/2010	BCLY	0	(8)	(8)
Sell		1,082	11/2010	DUB	0	(89)	(89)
Buy	GBP	400	10/2010	CITI	0	(3)	(3)
Sell		900	10/2010	CITI	0	(3)	(3)
Buy		500	10/2010	HSBC	0	(4)	(4)
Buy		900	12/2010	CITI	3	0	3
Sell		1,615	12/2010	CITI	0	(28)	(28)
Sell		345	12/2010	GSC	0	(4)	(4)
Buy		500	12/2010	RBS	0	(4)	(4)
Sell		779	12/2010	UBS	0	(11)	(11)
Sell	IDR	817,766	10/2010	BCLY	0	0	0
Buy		203,400	10/2010	BOA	3	0	3
Buy		1,818,302	10/2010	CITI	24	0	24
Sell		838,400	10/2010	CITI	0	(1)	(1)
Sell		1,065,600	10/2010	HSBC	0	(1)	(1)
Buy		203,400	10/2010	RBS	3	0	3
Buy		496,665	10/2010	UBS	6	0	6
Buy		1,798,500	11/2010	BCLY	1	0	1
Buy		901,500	11/2010	HSBC	1	0	1
Buy		643,510	04/2011	CITI	1	0	1
Buy		1,378,166	07/2011	BCLY	1	0	1
Buy		1,315,300	07/2011	CITI	3	0	3
Buy		2,192,100	07/2011	HSBC	3	0	3
Buy	INR	9,181	11/2010	BCLY	3	0	3
Sell	JPY	654,656	10/2010	BNP	0	(319)	(319)
Sell		485,030	10/2010	DUB	0	(230)	(230)
Sell		282,798	11/2010	MSC	0	(28)	(28)
Buy	KRW	18,617	11/2010	BCLY	0	0	0
Buy		116,177	11/2010	BOA	3	0	3

See Accompanying Notes	Semiannual Report	September 30, 2010	85

Schedule of Investments PIMCO Fundamental IndexPLUS™ TR Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	242,850	11/2010	CITI	$4	$0	$4
Sell		495,300	11/2010	CITI	0	(33)	(33)
Buy		46,504	11/2010	DUB	1	0	1
Buy		23,460	11/2010	GSC	1	0	1
Buy		215,348	11/2010	JPM	1	(1)	0
Sell		200,500	11/2010	JPM	0	(13)	(13)
Buy		300,594	11/2010	MSC	3	(1)	2
Buy		116,150	11/2010	RBS	2	0	2
Buy		458,688	01/2011	MSC	1	(1)	0
Buy	MXN	8,969	02/2011	BCLY	5	0	5
Buy		652	02/2011	CITI	1	0	1
Buy		2,532	02/2011	MSC	0	(2)	(2)
Buy	MYR	576	10/2010	BCLY	17	0	17
Sell		200	10/2010	BCLY	0	0	0
Buy		69	10/2010	BOA	2	0	2
Buy		491	10/2010	CITI	13	0	13
Buy		240	10/2010	DUB	4	0	4
Buy		200	02/2011	BCLY	0	0	0
Buy		310	02/2011	HSBC	0	0	0
Buy	PHP	2,223	11/2010	BCLY	3	0	3
Buy		15,976	11/2010	CITI	8	0	8
Buy		2,130	11/2010	DUB	3	0	3
Buy		8,972	06/2011	JPM	0	(1)	(1)
Buy	SGD	132	03/2011	CITI	1	0	1
Buy		132	03/2011	HSBC	0	0	0
Buy	TRY	152	01/2011	CITI	3	0	3
Buy		148	01/2011	HSBC	0	0	0
Buy		302	01/2011	JPM	5	0	5
Buy	TWD	3,319	10/2010	BCLY	0	(1)	(1)
Buy		482	10/2010	CITI	0	0	0
Buy		2,696	10/2010	DUB	0	(1)	(1)
Buy		1,135	01/2011	DUB	0	0	0
Buy		694	01/2011	JPM	0	0	0
Buy		1,069	01/2011	MSC	0	0	0
Buy		579	01/2011	UBS	0	0	0
Buy	ZAR	719	10/2010	BCLY	3	0	3
Buy		723	10/2010	BOA	3	0	3
Buy		733	10/2010	HSBC	5	0	5
Buy		732	10/2010	MSC	5	0	5
Buy		1,441	10/2010	UBS	6	0	6
Buy		760	09/2011	BCLY	3	0	3

					$740	$(1,717)	$(977)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$85,248	$0	$85,248
Industrials	0	19,201	0	19,201
Utilities	0	5,066	0	5,066
Municipal Bonds & Notes
California	0	3,026	0	3,026
Illinois	0	207	0	207
Nevada	0	222	0	222
New York	0	1,107	0	1,107
U.S. Government Agencies	0	123,537	0	123,537
U.S. Treasury Obligations	0	44,824	0	44,824
Mortgage-Backed Securities	0	28,351	0	28,351
Asset-Backed Securities	0	2,819	1,433	4,252
Sovereign Issues	0	5,910	0	5,910
Convertible Preferred Securities
Banking & Finance	381	0	0	381
Consumer Discretionary	0	628	0	628
Preferred Securities
Banking & Finance	0	0	1,875	1,875
Short-Term Instruments
Repurchase Agreements	0	1,864	0	1,864
Japan Treasury Bills	0	13,655	0	13,655
U.S. Treasury Bills	0	940	0	940

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
PIMCO Short-Term Floating NAV Portfolio	$19,701	$0	$0	$19,701
Investments, at value	$20,082	$336,605	$3,308	$359,995

Short Sales, at value	$0	$(5,373)	$0	$(5,373)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	499	0	499
Equity Contracts	0	13,383	0	13,383
Foreign Exchange Contracts	0	740	0	740
Interest Rate Contracts	502	2,203	0	2,705
	$502	$16,825	$0	$17,327

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(50)	(3)	(53)
Equity Contracts	(25)	(188)	0	(213)
Foreign Exchange Contracts	0	(1,717)	0	(1,717)
Interest Rate Contracts	0	(922)	(23)	(945)
	$(25)	$(2,877)	$(26)	$(2,928)

Totals	$20,559	$345,180	$3,282	$369,021

86	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Asset-Backed Securities	$1,394	$0	$0	$5	$0	$34	$0	$0	$1,433	$34
Preferred Securities
Banking & Finance	1,980	0	0	0	0	(105)	0	0	1,875	(105)

Investments, at value	$3,374	$0	$0	$5	$0	$(71)	$0	$0	$3,308	$(71)

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(4)	0	0	1	0	0	(3)	1
Interest Rate Contracts	(11)	0	(6)	0	0	(6)	0	0	(23)	(6)

	$(11)	$0	$(10)	$0	$0	$(5)	$0	$0	$(26)	$(5)

Totals	$3,363	$0	$(10)	$5	$0	$(76)	$0	$0	$3,282	$(76)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(m)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$2	$0	$0	$0	$0	$2
Unrealized appreciation on foreign currency contracts	0	740	0	0	0	740
Unrealized appreciation on swap agreements	861	0	499	14,725	0	16,085

	$863	$740	$499	$14,725	$0	$16,827

Liabilities:
Written options outstanding	$876	$0	$3	$26	$0	$905
Variation margin payable (2)	2	0	0	0	0	2
Unrealized depreciation on foreign currency contracts	0	1,717	0	0	0	1,717
Unrealized depreciation on swap agreements	69	0	49	188	0	306

	$947	$1,717	$52	$214	$0	$2,930

See Accompanying Notes	Semiannual Report	September 30, 2010	87

Schedule of Investments PIMCO Fundamental IndexPLUS™ TR Fund (Cont.)

September 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$4,259	$43	$831	$(11,495)	$0	$(6,362)
Net realized gain on foreign currency transactions	0	499	0	0	0	499

	$4,259	$542	$831	$(11,495)	$0	$(5,863)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(868)	$(2)	$(563)	$5,433	$0	$4,000
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(1,206)	0	0	0	(1,206)

	$(868)	$(1,208)	$(563)	$5,433	$0	$2,794

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $502 as reported in the Notes to Schedule of Investments.

88	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 31.1%

BANKING & FINANCE 21.8%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$100	$111

Ally Financial, Inc.
6.625% due 05/15/2012		700	731
6.750% due 12/01/2014		625	646
6.875% due 08/28/2012		200	208
7.500% due 12/31/2013		1,400	1,501
7.500% due 09/15/2020		200	214

American Express Co.
7.000% due 03/19/2018		100	121

American Express Credit Corp.
5.875% due 05/02/2013		100	110

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011		400	397
5.250% due 11/21/2011		100	104

American General Finance Corp.
6.900% due 12/15/2017		200	168

American International Group, Inc.
4.000% due 09/20/2011	EUR	100	137
4.900% due 06/02/2014	CAD	1,500	1,406
5.850% due 01/16/2018		$2,200	2,288

ANZ National International Ltd.
6.200% due 07/19/2013		100	111

ASIF I
3.000% due 02/17/2017	EUR	200	217

Bank of America Corp.
5.750% due 12/01/2017		$200	214
8.000% due 12/29/2049		800	826

Barclays Bank PLC
6.050% due 12/04/2017		100	109

Bear Stearns Cos. LLC
1.185% due 07/27/2012	EUR	100	135

BM&FBovespa S.A.
5.500% due 07/16/2020		$100	107

BNP Paribas
0.931% due 04/08/2013		100	100

C10 Capital SPV Ltd.
6.722% due 12/31/2049		100	66

CIT Group, Inc.
7.000% due 05/01/2013		11	11
7.000% due 05/01/2014		16	16
7.000% due 05/01/2015		116	116
7.000% due 05/01/2016		27	27
7.000% due 05/01/2017		37	37

Citigroup Capital XXI
8.300% due 12/21/2077		900	949

Citigroup, Inc.
2.384% due 08/13/2013		100	101
5.625% due 08/27/2012		100	106
6.000% due 08/15/2017		200	216
8.500% due 05/22/2019		100	124

Countrywide Financial Corp.
5.800% due 06/07/2012		200	213

Deutsche Bank AG
1.169% due 02/17/2015		200	196

Dexia Credit Local
2.000% due 03/05/2013		2,400	2,420

Dexia Credit Local S.A.
0.940% due 09/23/2011		200	201

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		400	426

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Motor Credit Co. LLC
7.250% due 10/25/2011		$500	$525
7.500% due 08/01/2012		700	743

Goldman Sachs Group, Inc.
1.246% due 01/30/2017	EUR	400	480
6.750% due 10/01/2037		$1,200	1,251

HSBC Holdings PLC
6.500% due 05/02/2036		200	223

ING Bank NV
2.625% due 02/09/2012		300	307

International Lease Finance Corp.
5.400% due 02/15/2012		1,900	1,919
6.750% due 09/01/2016		100	108

JPMorgan Chase & Co.
6.000% due 01/15/2018		100	114
7.900% due 04/29/2049		900	968

JPMorgan Chase Capital XXI
1.416% due 01/15/2087		300	217

KeyBank N.A.
1.016% due 11/21/2011	EUR	100	132

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		$500	118

Lloyds TSB Bank PLC
5.800% due 01/13/2020		300	315
12.000% due 12/29/2049		300	346

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		400	449

Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	108

Nordea Bank AB
4.875% due 01/27/2020		300	326

Northern Rock Asset Management PLC
5.625% due 06/22/2017		500	531

Pricoa Global Funding I
0.489% due 09/27/2013		100	98
0.575% due 01/30/2012		100	99

Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	111

Qatari Diar Finance QSC
5.000% due 07/21/2020		100	105

Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		2,100	2,116
2.625% due 05/11/2012		800	822
6.990% due 10/29/2049 (a)		200	163

RZD Capital Ltd.
5.739% due 04/03/2017		300	317

SLM Corp.
0.798% due 01/27/2014		200	173

State Bank of India
4.500% due 07/27/2015		1,000	1,053

TNK-BP Finance S.A.
7.250% due 02/02/2020		100	110

UBS AG
5.875% due 12/20/2017		100	113

UBS Preferred Funding Trust V
6.243% due 05/29/2049		700	679

Vnesheconombank Finance Ltd.
6.902% due 07/09/2020		1,100	1,206

Wells Fargo & Co.
7.980% due 03/29/2049		700	740

			32,271

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 7.0%

Alcoa, Inc.
6.150% due 08/15/2020	$300	$309

Altria Group, Inc.
4.125% due 09/11/2015	100	107

Amgen, Inc.
6.900% due 06/01/2038	400	519

AstraZeneca PLC
5.900% due 09/15/2017	100	121

BMW Finance NV
5.250% due 05/21/2012	200	214

Continental Airlines, Inc.
6.750% due 09/15/2015	900	917

Daimler Finance North America LLC
5.750% due 09/08/2011	1,000	1,044
5.875% due 03/15/2011	1,500	1,534

Dell, Inc.
4.700% due 04/15/2013	200	218

Dow Chemical Co.
4.850% due 08/15/2012	300	318

Gazprom Via Gaz Capital S.A.
9.250% due 04/23/2019	200	250

Gerdau Holdings, Inc.
7.000% due 01/20/2020	100	112

HCA, Inc.
8.500% due 04/15/2019	800	896

International Business Machines Corp.
5.700% due 09/14/2017	400	479

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	300	339

Kraft Foods, Inc.
6.125% due 02/01/2018	100	118

Lyondell Chemical Co.
8.000% due 11/01/2017	500	547

Noble Group Ltd.
6.750% due 01/29/2020	100	108

Oracle Corp.
4.950% due 04/15/2013	300	331
5.750% due 04/15/2018	200	238

Petroleos Mexicanos
5.500% due 01/21/2021	300	321

Philip Morris International, Inc.
6.375% due 05/16/2038	100	124

Rohm and Haas Co.
6.000% due 09/15/2017	100	112

Time Warner, Inc.
6.100% due 07/15/2040	600	648

Union Pacific Corp.
5.700% due 08/15/2018	200	234

UnitedHealth Group, Inc.
4.875% due 02/15/2013	100	108

		10,266

UTILITIES 2.3%

AT&T, Inc.
6.300% due 01/15/2038	200	227

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	400	474

Enel Finance International S.A.
6.800% due 09/15/2037	300	340

Majapahit Holding BV
7.750% due 01/20/2020	200	241

See Accompanying Notes	Semiannual Report	September 30, 2010	89

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NGPL PipeCo LLC
6.514% due 12/15/2012	$100	$106

NRG Energy, Inc.
7.375% due 01/15/2017	1,500	1,541

Verizon Communications, Inc.
5.250% due 04/15/2013	100	110

Verizon Wireless Capital LLC
5.250% due 02/01/2012	300	318

		3,357

Total Corporate Bonds & Notes (Cost $42,793)		45,894

CONVERTIBLE BONDS & NOTES 0.5%

INDUSTRIALS 0.5%

Transocean, Inc.
1.625% due 12/15/2037	700	698

Total Convertible Bonds & Notes (Cost $683)		698

MUNICIPAL BONDS & NOTES 2.6%

ARIZONA 0.7%

University of Arizona Revenue Bonds, Series 2010
6.423% due 08/01/2035	1,000	1,029

CALIFORNIA 1.3%

California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.918% due 04/01/2040	900	976

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	108
7.500% due 04/01/2034	100	109
7.550% due 04/01/2039	100	109

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	400	429

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	200	210

		1,941

ILLINOIS 0.2%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	216

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	100	103

		319

NEBRASKA 0.1%

Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	100	107

NEW JERSEY 0.1%

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	200	199

NORTH CAROLINA 0.1%

North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	100	109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 0.1%

Washington State General Obligation Bonds, (NPFGC Insured), Series 2003
0.000% due 12/01/2020	$200	$142

Total Municipal Bonds & Notes (Cost $3,677)		3,846

U.S. GOVERNMENT AGENCIES 35.4%

Fannie Mae
0.606% due 07/25/2037	348	348
0.636% due 07/25/2037	384	384
0.656% due 09/25/2035	257	257
0.666% due 09/25/2035	475	475
0.976% due 06/25/2037	534	538
0.986% due 06/25/2040	2,572	2,585
0.996% due 03/25/2040	589	594
1.125% due 09/30/2013	100	101
4.000% due 11/01/2040	12,000	12,300
4.500% due 10/01/2040	21,000	21,873
5.000% due 02/25/2017	7	7
5.500% due 02/01/2018 - 10/01/2040	3,648	3,895
6.000% due 10/01/2040	1,000	1,074
6.500% due 10/01/2035 - 10/01/2040	1,259	1,375

Freddie Mac
0.957% due 08/15/2037	467	470
0.967% due 10/15/2037	120	120
0.977% due 05/15/2037 - 09/15/2037	556	559
4.500% due 10/01/2040	1,000	1,040
5.500% due 07/01/2038 - 10/01/2040	2,236	2,372

Ginnie Mae
6.000% due 08/15/2037	733	797

Small Business Administration
4.430% due 05/01/2029	277	303
5.290% due 12/01/2027	78	87
5.490% due 03/01/2028	539	600
6.220% due 12/01/2028	87	99

Total U.S. Government Agencies (Cost $51,838)		52,253

U.S. TREASURY OBLIGATIONS 13.1%

Treasury Inflation Protected Securities (b)
1.750% due 01/15/2028	104	110
2.375% due 01/15/2025	1,620	1,862
2.375% due 01/15/2027	1,189	1,373
3.875% due 04/15/2029	1,326	1,844

U.S. Treasury Notes
1.875% due 06/30/2015	3,200	3,299
1.875% due 08/31/2017	200	200
1.875% due 09/30/2017	100	100
2.125% due 05/31/2015	2,900	3,024
2.375% due 07/31/2017	2,100	2,170
2.500% due 06/30/2017	2,500	2,605
2.750% due 11/30/2016	1,000	1,063
2.750% due 05/31/2017	200	212
3.000% due 02/28/2017	400	430
3.125% due 01/31/2017	100	108
3.125% due 04/30/2017	700	758
3.250% due 12/31/2016	200	218

Total U.S. Treasury Obligations (Cost $18,777)		19,376

MORTGAGE-BACKED SECURITIES 4.5%

Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049	600	620

Bear Stearns Alt-A Trust
0.416% due 02/25/2034	208	160

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037	$8	$8

Countrywide Alternative Loan Trust
0.416% due 02/25/2047	177	113
1.370% due 02/25/2036	110	74

Countrywide Home Loan Mortgage Pass-Through Trust
3.172% due 02/20/2035	130	114
3.466% due 11/25/2034	79	69

Gracechurch Mortgage Financing PLC
0.425% due 11/20/2056	2,185	2,147

Greenpoint Mortgage Funding Trust
0.336% due 01/25/2047	26	24

GS Mortgage Securities Corp. II
0.348% due 03/06/2020	121	118

GSR Mortgage Loan Trust
5.196% due 11/25/2035	58	57
6.000% due 03/25/2037	54	49

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	625
5.420% due 01/15/2049	300	313

JPMorgan Mortgage Trust
5.022% due 02/25/2035	35	35
5.750% due 01/25/2036	50	45

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	28	22

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	51	45

Morgan Stanley Capital I
0.318% due 10/15/2020	32	30
5.809% due 12/12/2049	500	530

Nomura Asset Acceptance Corp.
4.976% due 05/25/2035	89	60

OBP Depositor LLC Trust
4.646% due 07/15/2045	500	542

Residential Accredit Loans, Inc.
1.730% due 09/25/2045	186	112

Structured Asset Mortgage Investments, Inc.
0.386% due 03/25/2037	106	61
0.507% due 07/19/2035	47	44

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	22	20

Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020	149	131

WaMu Mortgage Pass-Through Certificates
0.896% due 12/25/2027	179	161
1.100% due 01/25/2047	63	41
1.370% due 02/25/2046	371	277

Wells Fargo Mortgage-Backed Securities Trust
4.900% due 01/25/2035	68	66

Total Mortgage-Backed Securities (Cost $6,872)		6,713

ASSET-BACKED SECURITIES 0.6%

Asset-Backed Funding Certificates
0.316% due 01/25/2037	6	6

Bear Stearns Asset-Backed Securities Trust
0.346% due 06/25/2047	27	26

BNC Mortgage Loan Trust
0.356% due 05/25/2037	84	76

Citigroup Mortgage Loan Trust, Inc.
0.366% due 08/25/2036	152	139

90	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates
0.306% due 07/25/2037	$129	$125
0.306% due 06/25/2047	65	63
0.326% due 06/25/2047	12	12
0.336% due 06/25/2037	33	33
0.336% due 10/25/2047	63	61

Ford Credit Auto Owner Trust
1.210% due 01/15/2012	46	46

GSAMP Trust
0.326% due 12/25/2036	60	41

HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036	81	76

MASTR Asset-Backed Securities Trust
0.306% due 01/25/2037	42	14
0.316% due 11/25/2036	8	7

Morgan Stanley ABS Capital I
0.296% due 01/25/2037	13	13
0.306% due 11/25/2036	10	10

Residential Asset Securities Corp.
0.326% due 02/25/2037	30	30

Securitized Asset-Backed Receivables LLC Trust
0.296% due 01/25/2037	89	85

Soundview Home Equity Loan Trust
0.336% due 06/25/2037	58	51

Specialty Underwriting & Residential Finance
0.316% due 01/25/2038	49	44

Total Asset-Backed Securities (Cost $1,057)		958

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.5%

Brazilian Government International Bond
4.875% due 01/22/2021		$700	$772

Canada Government Bond
2.000% due 12/01/2014	CAD	600	588
2.500% due 09/01/2013		500	499

Export-Import Bank of Korea
5.125% due 06/29/2020		$100	108

Korea Development Bank
4.375% due 08/10/2015		200	212

Total Sovereign Issues (Cost $2,085)			2,179

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%

Wells Fargo & Co.
7.500% due 12/31/2049		600	604

CONSUMER DISCRETIONARY 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032		8,000	63

Total Convertible Preferred Securities (Cost $606)			667

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 35.8%

REPURCHASE AGREEMENTS 0.6%

State Street Bank and Trust Co.
0.010% due 10/01/2010		$843	$843

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $862. Repurchase proceeds are $843.)

JAPAN TREASURY BILLS 4.0%
0.107% due 12/06/2010	JPY	490,000	5,869

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 31.2%
		4,604,507	46,128

Total Short-Term Instruments (Cost $52,774)			52,840

Total Investments 125.5% (Cost $181,162)			$185,424

Written Options (g) (0.2%) (Premiums $407)			(306)

Other Assets and Liabilities (Net) (25.3%)			(37,390)

Net Assets 100.0%			$147,728

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $13,548 at a weighted average interest rate of 0.019%. On September 30, 2010, there were no open reverse repurchase agreements.
(e)	Securities with an aggregate market value of $402 and cash of $100 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	35	$84
90-Day Eurodollar December Futures	Long	12/2011	15	9
90-Day Eurodollar June Futures	Long	06/2011	55	37
90-Day Eurodollar June Futures	Long	06/2012	15	13
90-Day Eurodollar March Futures	Long	03/2011	42	35
90-Day Eurodollar March Futures	Long	03/2012	15	11
90-Day Eurodollar September Futures	Long	09/2011	23	13
U.S. Treasury 5-Year Note December Futures	Long	12/2010	7	9
U.S. Treasury 10-Year Note December Futures	Long	12/2010	73	71

				$282

(f)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.128%	$	1,000	$(6)	$(8)	$2
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.128%		200	(2)	(3)	1
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%		400	(2)	(11)	9
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.136%		600	(1)	0	(1)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.538%		500	(10)	0	(10)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	0.615%		100	1	0	1
MetLife, Inc.	GSC	1.000%	09/20/2015	2.183%		800	(42)	(51)	9
MetLife, Inc.	JPM	1.000%	09/20/2015	2.183%		1,100	(59)	(65)	6

See Accompanying Notes	Semiannual Report	September 30, 2010	91

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	BCLY	1.000%	09/20/2015	1.180%	$	1,000	$(9)	$(8)	$(1)
Mexico Government International Bond	RBS	1.000%	09/20/2015	1.180%		200	(1)	(2)	1
SLM Corp.	BOA	5.000%	12/20/2010	2.664%		100	1	(10)	11
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		200	3	2	1
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.567%		100	2	1	1
United Kingdom Gilt	MSC	1.000%	06/20/2015	0.610%		200	3	2	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.590%		500	10	3	7

							$(112)	$(150)	$38

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$	1,400	$174	$180	$(6)
CDX.EM-13 Index	DUB	5.000%	06/20/2015		600	74	73	1
CDX.EM-14 Index	BCLY	5.000%	12/20/2015		100	14	13	1
CDX.EM-14 Index	DUB	5.000%	12/20/2015		100	13	13	0
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		300	40	39	1
CDX.HY-14 5-Year Index	BCLY	5.000%	06/20/2015		1,500	(11)	(24)	13
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015		100	(3)	(3)	0
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		386	5	0	5
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		96	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		193	2	0	2
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		200	0	(1)	1
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		100	0	0	0
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015		1,700	(6)	(7)	1
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		500	(2)	(2)	0
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015		100	0	0	0

						$301	$281	$20

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	400	$(3)	$(7)	$4
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		700	5	1	4
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		500	3	1	2
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		900	6	1	5
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		100	1	0	1
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		1,800	17	8	9
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	4	0	4
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		500	2	0	2
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		2,600	12	(1)	13
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		500	4	2	2
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		300	6	0	6
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		500	4	1	3
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		400	11	(3)	14
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	5	0	5
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		100	1	0	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,200	7	1	6
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		2,500	15	8	7
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		400	3	2	1
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		200	2	0	2
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		400	0	0	0
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		400	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		100	1	0	1

92	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM	BRL	2,500	$10	$6	$4
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	3	1	2
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		200	2	1	1
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		300	2	0	2
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		1,100	12	2	10
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		1,400	12	7	5
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		300	3	1	2
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		2,000	5	0	5
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		400	3	2	1
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	2	0	2
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		100	1	0	1
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		200	2	0	2
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	2	1	1
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		400	6	3	3
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	100	(1)	0	(1)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		1,300	(5)	1	(6)
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC	$	300	42	13	29
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	800	13	0	13
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	600	2	(5)	7
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		300	1	(2)	3
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		800	2	(7)	9
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		500	2	(4)	6
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI	MXN	4,000	20	0	20
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		1,700	9	0	9
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		7,300	37	0	37

							$293	$34	$259

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	951,100	3-Month USD-LIBOR less a specified spread	$	52,234	03/31/2011	CSFB	$0
Pay	iShares MSCI EAFE Index	1,799,330	3-Month USD-LIBOR less a specified spread		89,585	12/31/2010	JPM	(8,977)
Receive	iShares MSCI EAFE Index	3,430,657	3-Month USD-LIBOR less a specified spread		166,272	12/31/2010	JPM	21,956
Receive	iShares MSCI EAFE Index	87,572	3-Month USD-LIBOR plus a specified spread		4,700	01/31/2011	JPM	106

								$13,085

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(g)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.000	11/26/2010	4	$2	$3
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.500	11/26/2010	5	1	2
Call - CME S&P 500 Index October Futures	1,155.000	10/15/2010	3	6	7
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	9	5	1
Put - CME S&P 500 Index October Futures	1,070.000	10/15/2010	3	9	3

				$23	$16

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	$	200	$3	$1
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,100	19	11
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	01/24/2011		1,700	17	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		400	1	1
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		400	1	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		400	6	2
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,700	25	15
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,500	13	10
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		400	1	1
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		1,500	4	8
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		1,500	7	0
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,800	20	10
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		200	1	1
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		1,000	5	0

See Accompanying Notes	Semiannual Report	September 30, 2010	93

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	$	1,700	$2	$3
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		200	3	1
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,200	13	6
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		4,500	31	1
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		200	3	1
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		300	1	1
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		300	1	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,400	36	18
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		2,000	4	4
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		2,000	7	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,300	9	76
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,300	10	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		400	2	0
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		100	1	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		1,700	13	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		500	7	3
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,800	25	15
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		6,500	52	44

								$343	$234

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$	200	$1	$1
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010		200	1	1

							$2	$2

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$	1,300	$11	$16
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020		2,700	24	34
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020		300	4	4

							$39	$54

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	66	$29,600	$241
Sales	90	48,200	472
Closing Buys	(129)	(26,200)	(283)
Expirations	(3)	(700)	(23)
Exercised	0	0	0

Balance at 09/30/2010	24	$50,900	$407

(h)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2	10/2010	BOA	$0	$0	$0
Buy		200	10/2010	CSFB	6	0	6
Buy		223	10/2010	MSC	18	0	18
Buy		144	10/2010	RBS	11	0	11
Buy		40	10/2010	UBS	0	0	0
Buy	BRL	1,797	10/2010	HSBC	62	0	62
Sell		6,011	10/2010	HSBC	0	(159)	(159)
Buy		1,183	10/2010	JPM	41	0	41
Buy		887	10/2010	MSC	25	0	25
Buy		177	10/2010	RBC	4	0	4
Buy		1,966	10/2010	RBS	62	0	62
Buy		6,011	12/2010	HSBC	161	0	161
Buy	CAD	103	10/2010	BNP	0	0	0
Sell		103	10/2010	CITI	0	0	0
Buy		103	11/2010	BNP	0	0	0
Buy		103	11/2010	CITI	0	0	0

94	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	103	11/2010	CSFB	$0	$0	$0
Sell		350	11/2010	DUB	2	0	2
Sell		1,005	11/2010	RBC	0	(15)	(15)
Sell		164	11/2010	RBS	1	0	1
Buy	CHF	157	11/2010	CITI	5	0	5
Buy	CNY	5,487	11/2010	BCLY	13	0	13
Buy		66	11/2010	CITI	0	0	0
Buy		165	11/2010	DUB	0	0	0
Buy		66	11/2010	MSC	0	0	0
Sell	EUR	1,970	10/2010	UBS	0	(142)	(142)
Buy		1,422	11/2010	DUB	117	0	117
Buy	GBP	100	10/2010	CITI	0	(1)	(1)
Sell		300	10/2010	CITI	0	(1)	(1)
Buy		200	10/2010	HSBC	0	(2)	(2)
Buy		300	12/2010	CITI	1	0	1
Buy		100	12/2010	RBS	0	(1)	(1)
Sell		24	12/2010	UBS	0	0	0
Sell	IDR	242,529	10/2010	BCLY	0	0	0
Buy		101,700	10/2010	BOA	1	0	1
Buy		504,496	10/2010	CITI	7	0	7
Sell		248,600	10/2010	CITI	0	0	0
Sell		316,100	10/2010	HSBC	0	0	0
Buy		101,700	10/2010	RBS	1	0	1
Buy		99,333	10/2010	UBS	1	0	1
Buy		390,920	11/2010	BCLY	4	0	4
Buy		389,200	11/2010	CITI	4	0	4
Buy		146,255	11/2010	DUB	1	0	1
Buy		295,200	11/2010	HSBC	2	0	2
Buy		901,500	11/2010	JPM	1	0	1
Buy		367,720	04/2011	CITI	0	0	0
Buy		522,729	07/2011	BCLY	0	0	0
Buy		534,700	07/2011	CITI	1	0	1
Buy		785,300	07/2011	HSBC	1	0	1
Buy	INR	4,523	11/2010	BCLY	0	0	0
Sell	JPY	65,938	11/2010	MSC	0	(7)	(7)
Sell		490,000	12/2010	CSFB	0	(64)	(64)
Buy	KRW	37,527	11/2010	BCLY	1	0	1
Buy		49,266	11/2010	BOA	1	0	1
Buy		67,048	11/2010	CITI	1	0	1
Sell		212,300	11/2010	CITI	0	(14)	(14)
Buy		11,626	11/2010	DUB	0	0	0
Buy		11,730	11/2010	GSC	0	0	0
Buy		118,293	11/2010	JPM	1	(1)	0
Sell		85,900	11/2010	JPM	0	(6)	(6)
Buy		86,122	11/2010	MSC	2	0	2
Buy		116,150	11/2010	RBS	2	0	2
Buy		229,020	01/2011	MSC	1	(1)	0
Buy	MXN	3,888	02/2011	BCLY	3	0	3
Buy		2,540	02/2011	MSC	0	(1)	(1)
Buy	MYR	229	10/2010	BCLY	7	0	7
Sell		50	10/2010	BCLY	0	0	0
Buy		31	10/2010	CITI	1	0	1
Buy		67	10/2010	DUB	1	0	1
Buy		50	02/2011	BCLY	0	0	0
Buy	PHP	8,808	11/2010	CITI	0	0	0
Buy	SGD	132	03/2011	CITI	1	0	1
Buy	TRY	302	01/2011	HSBC	5	0	5
Buy	TWD	1,269	10/2010	BCLY	0	(1)	(1)
Buy		92	10/2010	CITI	0	0	0
Buy		1,054	10/2010	DUB	0	0	0
Buy		216	01/2011	DUB	0	0	0
Buy		133	01/2011	JPM	0	0	0
Buy		203	01/2011	MSC	0	0	0
Buy		110	01/2011	UBS	0	0	0
Buy	ZAR	362	10/2010	BCLY	2	0	2
Buy		733	10/2010	HSBC	5	0	5
Buy		728	01/2011	BCLY	3	0	3
Buy		760	09/2011	BCLY	3	0	3

					$593	$(416)	$177

See Accompanying Notes	Semiannual Report	September 30, 2010	95

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$32,271	$0	$32,271
Industrials	0	10,266	0	10,266
Utilities	0	3,357	0	3,357
Convertible Bonds & Notes
Industrials	0	698	0	698
Municipal Bonds & Notes
Arizona	0	1,029	0	1,029
California	0	1,941	0	1,941
Illinois	0	319	0	319
Nebraska	0	107	0	107
New Jersey	0	199	0	199
North Carolina	0	109	0	109
Washington	0	142	0	142
U.S. Government Agencies	0	52,253	0	52,253
U.S. Treasury Obligations	0	19,376	0	19,376
Mortgage-Backed Securities	0	6,713	0	6,713
Asset-Backed Securities	0	958	0	958
Sovereign Issues	0	2,179	0	2,179
Convertible Preferred Securities
Banking & Finance	604	0	0	604
Consumer Discretionary	0	63	0	63
Short-Term Instruments
Repurchase Agreements	0	843	0	843

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Japan Treasury Bills	$0	$5,869	$0	$5,869
PIMCO Short-Term Floating NAV Portfolio	46,128	0	0	46,128
Investments, at value	$46,732	$138,692	$0	$185,424

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	76	0	76
Equity Contracts	0	22,062	0	22,062
Foreign Exchange Contracts	0	593	0	593
Interest Rate Contracts	282	266	0	548
	$282	$22,997	$0	$23,279

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(18)	(2)	(20)
Equity Contracts	(10)	(8,977)	0	(8,987)
Foreign Exchange Contracts	0	(416)	0	(416)
Interest Rate Contracts	0	(247)	(54)	(301)
	$(10)	$(9,658)	$(56)	$(9,724)

Totals	$47,004	$152,031	$(56)	$198,979

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$0	$(2)	$0	$0	$0	$0	$0	$(2)	$0
Interest Rate Contracts	(11)	0	(28)	0	0	(15)	0	0	(54)	(15)

	$(11)	$0	$(30)	$0	$0	$(15)	$0	$0	$(56)	$(15)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

96	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(j)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$1	$0	$0	$0	$0	$1
Unrealized appreciation on foreign currency contracts	0	593	0	0	0	593
Unrealized appreciation on swap agreements	266	0	76	22,062	0	22,404

	$267	$593	$76	$22,062	$0	$22,998

Liabilities:
Written options outstanding	$294	$0	$2	$10	$0	$306
Variation margin payable (2)	10	0	0	0	0	10
Unrealized depreciation on foreign currency contracts	0	416	0	0	0	416
Unrealized depreciation on swap agreements	7	0	18	8,977	0	9,002

	$311	$416	$20	$8,987	$0	$9,734

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$1,419	$7	$59	$(5,601)	$0	$(4,116)
Net realized gain on foreign currency transactions	0	121	0	0	0	121

	$1,419	$128	$59	$(5,601)	$0	$(3,995)

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$209	$0	$34	$12,797	$0	$13,040
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	108	0	0	0	108

	$209	$108	$34	$12,797	$0	$13,148

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $282 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	97

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

Georgia-Pacific Corp.
2.289% due 12/20/2012		$49	$48
2.299% due 12/23/2012		387	386

Total Bank Loan Obligations (Cost $436)			434

CORPORATE BONDS & NOTES 30.8%

BANKING & FINANCE 21.2%

American Express Co.
6.150% due 08/28/2017		1,200	1,384

American International Group, Inc.
4.950% due 03/20/2012		700	731
5.850% due 01/16/2018		3,000	3,120

Bank of America Corp.
5.650% due 05/01/2018		400	424

Barclays Bank PLC
6.050% due 12/04/2017		1,600	1,738
7.434% due 09/29/2049		600	618
10.179% due 06/12/2021		1,040	1,389

Capital One Financial Corp.
6.750% due 09/15/2017		1,600	1,926

Cie de Financement Foncier
2.500% due 09/16/2015		3,600	3,626

Citigroup, Inc.
2.384% due 08/13/2013		1,200	1,209

Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	2,500	3,699

Ford Motor Credit Co. LLC
7.800% due 06/01/2012		$900	958

Fortis Bank Nederland NV
1.249% due 06/10/2011	EUR	500	681

General Electric Capital Corp.
6.375% due 11/15/2067		$200	201
6.500% due 09/15/2067	GBP	100	147

Goldman Sachs Group, Inc.
0.740% due 03/22/2016		$400	370

HSBC Bank USA N.A.
4.875% due 08/24/2020		2,300	2,404

International Lease Finance Corp.
7.125% due 09/01/2018		3,500	3,789

Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017 (a)		1,800	2
6.875% due 05/02/2018 (a)		200	48

Lloyds TSB Bank PLC
1.031% due 06/09/2011	EUR	300	410
12.000% due 12/29/2049		$2,400	2,771

Merrill Lynch & Co., Inc.
0.986% due 01/15/2015		3,900	3,698
6.050% due 08/15/2012		400	429

Principal Life Income Funding Trusts
5.300% due 04/24/2013		200	217

Royal Bank of Scotland Group PLC
5.625% due 08/24/2020		5,900	6,197
7.640% due 03/29/2049 (a)		1,900	1,420

SMFG Preferred Capital GBP 2 Ltd.
10.231% due 07/29/2049	GBP	1,600	2,917

UBS AG
5.875% due 12/20/2017		$2,600	2,946

Wachovia Mortgage FSB
0.390% due 03/22/2011		1,100	1,100

			50,569

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 7.2%

Altria Group, Inc.
9.250% due 08/06/2019	$1,800	$2,417

America Movil SAB de C.V.
6.125% due 03/30/2040	1,400	1,565

Gazprom Via Gaz Capital S.A.
8.146% due 04/11/2018	3,100	3,642

Goodrich Corp.
6.290% due 07/01/2016	2,100	2,512

Loews Corp.
5.250% due 03/15/2016	2,800	3,155

Nabors Industries, Inc.
6.150% due 02/15/2018	2,000	2,229

Steel Dynamics, Inc.
7.375% due 11/01/2012	1,700	1,825

		17,345

UTILITIES 2.4%

British Telecommunications PLC
9.375% due 12/15/2010	2,300	2,336

Embarq Corp.
6.738% due 06/01/2013	2,000	2,192

Sprint Capital Corp.
7.625% due 01/30/2011	1,100	1,121

		5,649

Total Corporate Bonds & Notes (Cost $70,206)		73,563

MUNICIPAL BONDS & NOTES 0.9%

CALIFORNIA 0.6%

California State Palomar Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	100	103

California State Public Works Board Revenue Bonds, Series 2010
7.804% due 03/01/2035	1,300	1,385

		1,488

OHIO 0.2%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	513

TEXAS 0.1%

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	200	206

Total Municipal Bonds & Notes (Cost $2,271)		2,207

U.S. GOVERNMENT AGENCIES 46.6%

Fannie Mae
0.376% due 03/25/2034	19	19
0.386% due 03/25/2036	1,045	971
0.606% due 09/25/2042	468	468
1.625% due 11/25/2023	150	151
1.781% due 04/25/2024	124	127
2.156% due 08/01/2035	414	425
2.567% due 09/01/2035	523	535
2.636% due 07/01/2032	24	25
2.661% due 10/01/2035	395	413
2.681% due 08/01/2036	531	558
2.687% due 02/01/2035	178	187
2.738% due 09/01/2031	2	2
2.753% due 11/01/2034	502	527

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.788% due 03/01/2036	$1,266	$1,333
2.944% due 07/01/2035	692	727
3.066% due 10/01/2035	292	307
3.092% due 10/01/2035	269	276
3.500% due 10/01/2025	2,000	2,063
4.000% due 09/01/2040 - 12/01/2040	48,000	49,276
4.500% due 09/25/2020 - 10/01/2040	41,337	43,041
4.812% due 02/01/2034	288	303
5.500% due 02/01/2024 - 10/01/2040	4,718	5,023
6.000% due 09/01/2017	26	28
7.500% due 12/01/2014	39	40

Freddie Mac
0.457% due 10/15/2020	414	414
1.586% due 10/25/2044	137	143
1.786% due 07/25/2044	662	664
2.786% due 09/01/2035	110	115
5.500% due 03/15/2017 -
08/15/2030	77	79

Ginnie Mae
0.657% due 03/16/2032	27	27
3.125% due 11/20/2024	72	75
5.500% due 09/15/2035 -
10/01/2040	802	863

Small Business Administration
5.680% due 06/01/2028	1,972	2,229

Total U.S. Government Agencies (Cost $110,807)		111,434

U.S. TREASURY OBLIGATIONS 31.7%

Treasury Inflation Protected Securities (d)
1.250% due 07/15/2020 (f)	9,897	10,401
2.125% due 02/15/2040	2,219	2,479

U.S. Treasury Bonds
3.500% due 02/15/2039	400	387
3.875% due 08/15/2040	2,000	2,067
4.375% due 02/15/2038	300	338
4.375% due 05/15/2040	700	786
4.500% due 02/15/2036	2,700	3,104
4.500% due 08/15/2039	900	1,030
4.625% due 02/15/2040	1,400	1,636
5.500% due 08/15/2028	500	649
6.250% due 08/15/2023	500	677
7.250% due 08/15/2022	900	1,305
7.500% due 11/15/2024	1,000	1,516
7.875% due 02/15/2021 (h)	2,500	3,705
8.125% due 05/15/2021 (f)	6,800	10,271
8.500% due 02/15/2020	2,400	3,623
8.750% due 08/15/2020	3,200	4,946

U.S. Treasury Notes
2.375% due 08/31/2014	100	106
2.375% due 07/31/2017 (f)(h)	2,100	2,170
2.750% due 11/30/2016 (f)(h)	7,400	7,866
2.750% due 05/31/2017	1,200	1,270
3.000% due 08/31/2016	2,000	2,158
3.125% due 10/31/2016	5,200	5,646
3.125% due 04/30/2017	200	217
3.250% due 05/31/2016	5,400	5,914
3.375% due 11/15/2019	100	108
3.625% due 08/15/2019	1,200	1,320

Total U.S. Treasury Obligations (Cost $72,288)		75,695

MORTGAGE-BACKED SECURITIES 12.5%

American General Mortgage Loan Trust
5.150% due 03/25/2058	1,708	1,758

American Home Mortgage Assets
0.446% due 05/25/2046	1,708	921
0.466% due 10/25/2046	625	320

98	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	2,200	$2,995

Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049		$690	725

Banc of America Funding Corp.
5.939% due 01/20/2047		133	98

Banc of America Mortgage Securities, Inc.
0.706% due 01/25/2034		73	72

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035		345	328
5.347% due 05/25/2047		1,752	1,347

Bear Stearns Alt-A Trust
2.848% due 05/25/2035		337	265
2.984% due 09/25/2035		406	309
4.805% due 08/25/2036		873	226

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036		394	273

Citigroup Commercial Mortgage Trust
5.887% due 12/10/2049		274	294

Citigroup Mortgage Loan Trust, Inc.
2.560% due 08/25/2035		413	386
2.650% due 12/25/2035		952	919
5.864% due 09/25/2037		1,684	1,235

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		950	1,035
5.886% due 11/15/2044		500	541

Countrywide Alternative Loan Trust
0.452% due 12/20/2046		1,869	928
0.467% due 03/20/2046		1,307	741
0.467% due 07/20/2046		1,821	840
3.834% due 06/25/2037		2,247	1,405

Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 04/25/2035		261	167
0.576% due 03/25/2035		198	126

Credit Suisse First Boston Mortgage Securities Corp.
2.503% due 06/25/2033		191	185

Downey Savings & Loan Association Mortgage Loan Trust
0.517% due 08/19/2045		974	643
2.483% due 07/19/2044		85	63

First Horizon Alternative Mortgage Securities
2.606% due 03/25/2035		195	135

First Horizon Asset Securities, Inc.
2.923% due 08/25/2035		85	82

First Republic Mortgage Loan Trust
0.607% due 11/15/2031		96	87

Greenpoint Mortgage Funding Trust
0.436% due 01/25/2037		1,490	901

GSR Mortgage Loan Trust
2.923% due 09/25/2035		315	302

GSRPM Mortgage Loan Trust
0.956% due 01/25/2032		7	7

Harborview Mortgage Loan Trust
0.497% due 03/19/2036		1,145	669

Homebanc Mortgage Trust
5.776% due 04/25/2037		900	545

Indymac Index Mortgage Loan Trust
0.556% due 06/25/2037		557	214
2.767% due 12/25/2034		52	39

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		$210	$221

JPMorgan Mortgage Trust
5.022% due 02/25/2035		245	248

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036		222	173

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035		47	40
1.259% due 10/25/2035		67	57

Morgan Stanley Capital I
0.318% due 10/15/2020		938	868
6.075% due 06/11/2049		100	107

Residential Accredit Loans, Inc.
0.466% due 04/25/2046		1,492	632
0.656% due 03/25/2033		97	87

Residential Asset Securitization Trust
0.606% due 10/25/2018		1,123	1,020
0.656% due 05/25/2033		120	104

Structured Adjustable Rate Mortgage Loan Trust
1.752% due 01/25/2035		255	141

Structured Asset Mortgage Investments, Inc.
0.507% due 07/19/2035		301	263
0.536% due 02/25/2036		670	415

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)		508	28
0.566% due 01/25/2045		170	143
0.576% due 01/25/2045		173	142
1.070% due 03/25/2047		917	575
5.241% due 02/25/2037		242	183

Wells Fargo Mortgage-Backed Securities Trust
2.883% due 12/25/2034		360	353
2.889% due 07/25/2035		369	369
2.955% due 05/25/2035		176	170
3.424% due 04/25/2036		963	917
4.500% due 11/25/2018		596	607

Total Mortgage-Backed Securities (Cost $33,843)			29,989

ASSET-BACKED SECURITIES 2.1%

Access Group, Inc.
1.798% due 10/27/2025		2,073	2,126

Aurum CLO 2002-1 Ltd.
0.956% due 04/15/2014		510	500

Bear Stearns Asset-Backed Securities Trust
3.502% due 10/25/2036		1,384	1,046

GE-WMC Mortgage Securities LLC
0.296% due 08/25/2036		17	7

GSAMP Trust
0.346% due 11/25/2035		88	11

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		185	158

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	500	684

Structured Asset Securities Corp.
1.756% due 04/25/2035		$544	406

Total Asset-Backed Securities (Cost $5,450)			4,938

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 4.1%

Australia Government Bond
4.750% due 06/15/2016	AUD	5,600	$5,372
6.000% due 02/15/2017		2,100	2,150

Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	928

Qatar Government International Bond
4.000% due 01/20/2015		$1,200	1,272

Total Sovereign Issues (Cost $8,960)			9,722

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Fannie Mae
8.250% due 12/31/2049		13,000	6

Total Preferred Securities (Cost $325)			6

EXCHANGE-TRADED FUNDS 4.0%

iShares MSCI EAFE Index Fund		172,236	9,459

Total Exchange-Traded Funds (Cost $10,076)			9,459

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.8%

REPURCHASE AGREEMENTS 0.4%

State Street Bank and Trust Co.
0.010% due 10/01/2010		$960	960
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $980. Repurchase proceeds are $960.)

U.S. TREASURY BILLS 0.3%
0.192% due 01/13/2011 - 01/20/2011 (c)(f)		610	610

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 7.1%
		1,705,426	17,085

Total Short-Term Instruments (Cost $18,655)			18,655

Total Investments 140.7% (Cost $333,317)			$336,102

Written Options (j) (0.4%) (Premiums $504)			(859)

Other Assets and Liabilities (Net) (40.3%)			(96,362)

Net Assets 100.0%			$238,881

See Accompanying Notes	Semiannual Report	September 30, 2010	99

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $10,597 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $8,453 at a weighted average interest rate of 0.189%. On September 30, 2010, there were no open reverse repurchase agreements.
(h)	Securities with an aggregate market value of $455 and cash of $3 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Euro-Bund 10-Year Bond December Futures	Long	12/2010	20	$(7)

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Capital One Financial Corp.	DUB	(1.000%	)	09/20/2017	1.078%	$	1,600	$8	$25	$(17)
Embarq Corp.	BCLY	(1.000%	)	06/20/2013	1.211%		300	1	(6)	7
Embarq Corp.	BOA	(1.370%	)	03/20/2014	1.468%		100	0	0	0
Embarq Corp.	DUB	(1.250%	)	03/20/2014	1.468%		300	2	0	2
Embarq Corp.	DUB	(1.270%	)	03/20/2014	1.468%		600	4	0	4
Embarq Corp.	DUB	(1.425%	)	03/20/2014	1.468%		500	0	0	0
Embarq Corp.	MSC	(1.300%	)	03/20/2014	1.468%		200	1	0	1
Goodrich Corp.	DUB	(0.510%	)	09/20/2016	0.537%		2,100	3	0	3
JPMorgan Chase & Co.	DUB	(2.750%	)	03/20/2014	0.923%		1,000	(63)	0	(63)
Loews Corp.	JPM	(0.280%	)	03/20/2016	1.099%		2,300	97	0	97
Nabors Industries, Inc.	CITI	(1.050%	)	03/20/2018	1.648%		2,000	78	0	78

								$131	$19	$112

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Group, Inc.	BCLY	1.000%	03/20/2012	1.106%	$	500	$0	$0	$0
Goldman Sachs Group, Inc.	DUB	1.000%	03/20/2011	0.936%		500	0	1	(1)
Russia Government International Bond	CITI	1.000%	12/20/2010	0.606%		900	0	0	0
Russia Government International Bond	GSC	1.000%	12/20/2010	0.606%		1,400	2	1	1

							$2	$2	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-5 7-Year Index 10-15%	MSC	(0.143%	)	12/20/2012	$	7,800	$123	$0	$123
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017		1,355	50	18	32
CDX.IG-9 10-Year Index	GSC	(0.800%	)	12/20/2017		3,001	110	50	60
CDX.IG-9 10-Year Index	MSC	(0.800%	)	12/20/2017		2,033	75	50	25
CDX.IG-9 10-Year Index	RBS	(0.800%	)	12/20/2017		871	32	13	19
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051		4,300	288	645	(357)

							$678	$776	$(98)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-5 10-Year Index 10-15%	MSC	0.463%	12/20/2015	$	5,600	$(640)	$0	$(640)
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016		2,506	(105)	(200)	95

						$(745)	$(200)	$(545)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

100	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.670%	01/02/2012	MSC	BRL	2,200	$38	$16	$22
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		17,800	96	81	15
Pay	1-Year BRL-CDI	11.820%	01/02/2014	JPM		2,500	1	3	(2)
Pay	1-Year BRL-CDI	11.860%	01/02/2014	MLP		12,200	12	7	5
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		1,300	3	4	(1)
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GSC		10,700	62	(6)	68
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		1,700	10	0	10
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		5,700	48	13	35

							$270	$118	$152

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	1,995,000	3-Month USD-LIBOR less a specified spread	$ 109,565	03/31/2011	CSFB	$0
Receive	iShares MSCI EAFE Index	1,140,000	3-Month USD-LIBOR less a specified spread	53,021	12/31/2010	DUB	9,532
Pay	iShares MSCI EAFE Index	1,272,933	3-Month USD-LIBOR less a specified spread	59,204	12/31/2010	JPM	(9,884)
Receive	iShares MSCI EAFE Index	2,289,436	3-Month USD-LIBOR less a specified spread	106,482	12/31/2010	JPM	19,128
Receive	iShares MSCI EAFE Index	151,688	3-Month USD-LIBOR plus a specified spread	8,141	01/31/2011	JPM	183

							$18,959

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME S&P 500 Index October Futures	$1,155.000	10/15/2010	7	$14	$16
Put - CME S&P 500 Index October Futures	1,070.000	10/15/2010	7	20	6

				$34	$22

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$ 2,000	$18	$11
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	100	1	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,100	3	65
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,100	9	0
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,400	33	18
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	600	4	4
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,900	44	21
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	500	3	3
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	01/24/2011	10,300	63	580
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	01/24/2011	5,200	50	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	3,200	33	21
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	600	6	3
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,400	32	18
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	2,900	18	1
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	600	4	4
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	3,000	29	20
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	200	1	0
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,300	17	16

							$368	$785

See Accompanying Notes	Semiannual Report	September 30, 2010	101

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-14 5-Year Index	BNP	Buy	0.900%	12/15/2010	$	10,200	$31	$16
Put - OTC CDX.IG-14 5-Year Index	BNP	Sell	1.500%	12/15/2010		10,200	31	14
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010		5,500	16	12
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		5,500	18	7
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	12/15/2010		900	3	2
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	12/15/2010		900	3	1

							$102	$52

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	322	$71,100	EUR	10,200	$948
Sales	322	142,800		0	1,322
Closing Buys	(30)	(53,200)		0	(467)
Expirations	(600)	(75,500)		(10,200)	(1,257)
Exercised	0	(7,600)		0	(42)

Balance at 09/30/2010	14	$77,600	EUR	0	$504

(k)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	10/01/2025	$5,000	$5,375	$5,382
Fannie Mae	5.500%	10/01/2040	5,000	5,353	5,316
Fannie Mae	6.000%	10/01/2040	29,000	31,095	31,161
Freddie Mac	5.500%	10/01/2040	6,000	6,370	6,365
Ginnie Mae	5.500%	10/01/2040	650	701	699
Ginnie Mae	5.500%	11/01/2040	2,650	2,844	2,844

				$51,738	$51,767

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	360	10/2010	BCLY	$5	$0	$5
Sell		2,687	10/2010	BCLY	0	(205)	(205)
Sell		3,031	10/2010	BOA	0	(228)	(228)
Buy		560	10/2010	CITI	22	0	22
Sell		290	10/2010	CITI	0	(1)	(1)
Buy		280	10/2010	CSFB	17	0	17
Sell		360	10/2010	CSFB	0	(26)	(26)
Buy		510	10/2010	DUB	0	(1)	(1)
Sell		26,973	10/2010	DUB	0	(2,133)	(2,133)
Buy		5,281	10/2010	JPM	180	(1)	179
Sell		400	10/2010	JPM	0	(31)	(31)
Buy		270	10/2010	MSC	22	0	22
Sell		2,400	10/2010	MSC	0	(175)	(175)
Buy		270	10/2010	RBS	20	0	20
Sell		2,235	10/2010	UBS	0	(84)	(84)
Sell	BRL	777	10/2010	BOA	0	(27)	(27)
Buy		927	10/2010	HSBC	25	0	25
Sell		150	10/2010	JPM	0	(5)	(5)
Sell		927	12/2010	HSBC	0	(25)	(25)
Sell	CAD	11	11/2010	DUB	0	0	0
Sell		32	11/2010	RBC	0	0	0
Sell		5	11/2010	RBS	0	0	0
Sell	CHF	310	10/2010	CITI	0	0	0
Buy		310	10/2010	JPM	0	(2)	(2)
Buy		410	11/2010	BCLY	6	0	6
Buy		310	11/2010	CITI	0	0	0
Sell		24,384	11/2010	CITI	0	(756)	(756)
Buy		540	11/2010	DUB	0	(3)	(3)
Buy	CLP	8,500	01/2011	JPM	0	0	0
Buy	CNY	239	11/2010	BCLY	0	0	0
Sell		8,318	11/2010	BCLY	0	(9)	(9)
Buy		17,237	11/2010	BOA	0	(5)	(5)
Sell		2,759	11/2010	BOA	0	(3)	(3)

102	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CNY	5,386	11/2010	CITI	$0	$(5)	$(5)
Buy		3,307	11/2010	DUB	0	(2)	(2)
Sell		6,729	11/2010	DUB	0	(8)	(8)
Buy		6,095	11/2010	GSC	0	(5)	(5)
Buy		3,314	11/2010	JPM	0	(1)	(1)
Sell		7,671	11/2010	JPM	0	(8)	(8)
Buy		3,315	11/2010	MSC	0	(1)	(1)
Sell		2,643	11/2010	UBS	0	(4)	(4)
Buy		1,343	04/2011	CITI	1	0	1
Buy		1,607	04/2011	JPM	1	0	1
Buy		3,318	06/2011	HSBC	5	0	5
Buy		751	09/2011	BOA	2	0	2
Buy		936	09/2011	CITI	2	0	2
Buy		583	09/2011	RBS	1	0	1
Buy		1,399	09/2011	UBS	3	0	3
Buy		1,940	11/2011	DUB	4	0	4
Buy		5,836	02/2012	BCLY	0	(10)	(10)
Buy		2,647	02/2012	BOA	0	(4)	(4)
Buy		7,490	02/2012	CITI	0	(13)	(13)
Buy		6,456	02/2012	DUB	0	(11)	(11)
Buy		7,361	02/2012	JPM	0	(13)	(13)
Buy		2,643	02/2012	UBS	0	(5)	(5)
Sell	DKK	15,041	11/2010	RBS	0	(110)	(110)
Buy	EUR	21,020	10/2010	BCLY	352	0	352
Sell		63,454	10/2010	BCLY	0	(5,603)	(5,603)
Sell		1,000	10/2010	BOA	0	(73)	(73)
Buy		1,100	10/2010	CITI	68	0	68
Sell		17,623	10/2010	CITI	0	(1,549)	(1,549)
Sell		238	10/2010	CSFB	0	(20)	(20)
Buy		2,210	10/2010	DUB	0	0	0
Buy		8,403	10/2010	HSBC	39	0	39
Buy		12,901	10/2010	JPM	937	0	937
Sell		2,000	10/2010	JPM	0	(194)	(194)
Buy		1,483	10/2010	MSC	137	0	137
Buy		9,280	10/2010	RBC	14	0	14
Buy		16,806	10/2010	RBS	21	0	21
Sell		1,095	10/2010	UBS	0	(79)	(79)
Sell		17,123	11/2010	BCLY	0	(79)	(79)
Buy		1,270	11/2010	CITI	3	0	3
Sell		8,403	11/2010	HSBC	0	(38)	(38)
Sell		10,303	11/2010	MSC	21	0	21
Sell		9,280	11/2010	RBC	0	(12)	(12)
Sell		16,806	11/2010	RBS	0	(18)	(18)
Buy	GBP	550	10/2010	CITI	5	0	5
Sell		660	10/2010	CITI	0	(2)	(2)
Buy		660	10/2010	JPM	0	(5)	(5)
Buy		1,150	10/2010	MSC	0	(4)	(4)
Sell		40,772	10/2010	RBS	4	(644)	(640)
Buy		850	12/2010	BCLY	7	0	7
Buy		660	12/2010	CITI	2	0	2
Buy		550	12/2010	RBS	0	(4)	(4)
Sell	HKD	10,759	10/2010	BOA	0	(4)	(4)
Sell		11,113	10/2010	CITI	0	(4)	(4)
Sell		2,080	10/2010	HSBC	0	0	0
Sell		21,672	10/2010	JPM	0	(9)	(9)
Sell	ILS	7,379	11/2010	BCLY	0	(114)	(114)
Buy	INR	4,792	01/2011	BCLY	3	0	3
Buy		23,740	01/2011	HSBC	15	0	15
Buy		8,597	01/2011	MSC	5	0	5
Buy	JPY	66,000	10/2010	CITI	19	0	19
Sell		78,000	10/2010	CITI	0	0	0
Buy		36,000	10/2010	DUB	0	0	0
Buy		78,000	10/2010	JPM	2	0	2
Sell		66,000	10/2010	RBS	0	(1)	(1)
Buy		793,083	11/2010	CSFB	63	0	63
Sell		5,868,263	11/2010	MSC	0	(585)	(585)
Buy		102,000	12/2010	BCLY	23	0	23
Buy		78,000	12/2010	CITI	1	0	1
Buy		100,000	12/2010	DUB	1	0	1
Buy		66,000	12/2010	RBS	1	0	1
Buy	KRW	686,578	11/2010	BCLY	29	0	29
Sell		240,282	11/2010	BCLY	0	(8)	(8)
Buy		69,798	11/2010	BNP	1	0	1
Buy		278,951	11/2010	BOA	6	0	6
Buy		1,213,021	11/2010	CITI	33	0	33

See Accompanying Notes	Semiannual Report	September 30, 2010	103

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	KRW	234,521	11/2010	CITI	$0	$(7)	$(7)
Buy		232,610	11/2010	DUB	4	0	4
Buy		58,650	11/2010	GSC	1	0	1
Buy		11,629	11/2010	HSBC	0	0	0
Buy		357,834	11/2010	JPM	3	0	3
Buy		241,731	11/2010	MSC	2	0	2
Buy		224,478	11/2010	RBS	11	0	11
Sell		588,427	11/2010	RBS	0	(17)	(17)
Buy		695,632	11/2010	UBS	0	(4)	(4)
Buy	MXN	179	02/2011	BCLY	0	0	0
Buy	MYR	10	10/2010	CITI	0	0	0
Buy		6	10/2010	DUB	0	0	0
Sell	NOK	11,709	11/2010	CITI	0	(72)	(72)
Sell	NZD	384	10/2010	JPM	0	(3)	(3)
Sell	SEK	55,072	11/2010	CITI	0	(364)	(364)
Sell	SGD	563	11/2010	BCLY	0	(8)	(8)
Buy		370	11/2010	BOA	1	0	1
Sell		3,654	03/2011	CITI	0	(54)	(54)

					$2,150	$(13,498)	$(11,348)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$434	$0	$434
Corporate Bonds & Notes
Banking & Finance	0	50,569	0	50,569
Industrials	0	17,345	0	17,345
Utilities	0	5,649	0	5,649
Municipal Bonds & Notes
California	0	1,488	0	1,488
Ohio	0	513	0	513
Texas	0	206	0	206
U.S. Government Agencies	0	111,434	0	111,434
U.S. Treasury Obligations	0	75,695	0	75,695
Mortgage-Backed Securities	0	26,966	3,023	29,989
Asset-Backed Securities	0	4,938	0	4,938
Sovereign Issues	0	9,722	0	9,722
Preferred Securities
Banking & Finance	6	0	0	6
Exchange-Traded Funds	9,459	0	0	9,459
Short-Term Instruments
Repurchase Agreements	0	960	0	960

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
U.S. Treasury Bills	$0	$610	$0	$610
PIMCO Short-Term Floating NAV Portfolio	17,085	0	0	17,085
Investments, at value	$26,550	$306,529	$3,023	$336,102

Short Sales, at value	$0	$(51,767)	$0	$(51,767)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	548	0	548
Equity Contracts	0	28,843	0	28,843
Foreign Exchange Contracts	0	2,149	0	2,149
Interest Rate Contracts	0	155	0	155
	$0	$31,695	$0	$31,695

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,078)	(52)	(1,130)
Equity Contracts	(22)	(9,884)	0	(9,906)
Foreign Exchange Contracts	0	(13,498)	0	(13,498)
Interest Rate Contracts	(7)	(788)	0	(795)
	$(29)	$(25,248)	$(52)	$(25,329)

Totals	$26,521	$261,209	$2,971	$290,701

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Mortgage-Backed Securities	$1,900	$2,946	$(192)	$0	$0	$127	$0	$(1,758)	$3,023	$77
Asset-Backed Securities	1,680	0	(517)	0	(5)	26	0	(1,184)	0	0

Investments, at value	$3,580	$2,946	$(709)	$0	$(5)	$153	$0	$(2,942)	$3,023	$77
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(33)	$0	$(102)	$0	$41	$42	$0	$0	$(52)	$49

Totals	$3,547	$2,946	$(811)	$0	$36	$195	$0	$(2,942)	$2,971	$126

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

104	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$2,150	$0	$0	$0	$2,150
Unrealized appreciation on swap agreements	155	0	548	28,842	0	29,545

	$155	$2,150	$548	$28,842	$0	$31,695

Liabilities:
Written options outstanding	$785	$0	$52	$22	$0	$859
Variation margin payable (2)	10	0	0	0	0	10
Unrealized depreciation on foreign currency contracts	0	13,498	0	0	0	13,498
Unrealized depreciation on swap agreements	3	0	1,079	9,883	0	10,965

	$798	$13,498	$1,131	$9,905	$0	$25,332

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$1,300	$33	$(99)	$(14,666)	$0	$(13,432)
Net realized (loss) on foreign currency transactions	0	(1,103)	0	0	0	(1,103)

	$1,300	$(1,070)	$(99)	$(14,666)	$0	$(14,535)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(1,503)	$(14)	$(67)	$18,290	$0	$16,706
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(12,533)	0	0	0	(12,533)

	$(1,503)	$(12,547)	$(67)	$18,290	$0	$4,173

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(7) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	105

Schedule of Investments PIMCO Small Cap StocksPLUS® TR Fund

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
CORPORATE BONDS & NOTES 36.6%

BANKING & FINANCE 28.1%

AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$300	$	372

Allstate Corp.
6.125% due 05/15/2037	200		187

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	1,000		1,106

Ally Financial, Inc.
5.375% due 06/06/2011	100		102
6.625% due 05/15/2012	1,700		1,751
6.875% due 08/28/2012	100		104
7.250% due 03/02/2011	1,000		1,023
7.500% due 12/31/2013	100		107
7.500% due 09/15/2020	100		107
8.300% due 02/12/2015	100		109

American General Finance Corp.
0.542% due 12/15/2011	2,300		2,143
6.900% due 12/15/2017	100		84

American International Group, Inc.
5.850% due 01/16/2018	300		312
8.250% due 08/15/2018	1,800		2,106

ANZ National International Ltd.
6.200% due 07/19/2013	400		445

Bank of America Corp.
0.706% due 08/15/2016	400		361
4.500% due 04/01/2015	1,700		1,786
5.650% due 05/01/2018	1,200		1,273
6.500% due 08/01/2016	800		901

Bank of Montreal
2.850% due 06/09/2015	200		211

Bank of Scotland PLC
4.880% due 04/15/2011	600		614

Barclays Bank PLC
5.450% due 09/12/2012	400		433
6.050% due 12/04/2017	100		109

BBVA Bancomer S.A.
7.250% due 04/22/2020	400		431

Bear Stearns Cos. LLC
7.250% due 02/01/2018	300		366

BNP Paribas
5.186% due 06/29/2049	130		123

Caterpillar Financial Services Corp.
4.850% due 12/07/2012	100		108

CBA Capital Trust II
6.024% due 03/29/2049	100		100

CIT Group, Inc.
7.000% due 05/01/2013	7		7
7.000% due 05/01/2014	10		11
7.000% due 05/01/2015	10		10
7.000% due 05/01/2016	18		17
7.000% due 05/01/2017	25		24

Citigroup, Inc.
5.850% due 07/02/2013	100		108

Credit Agricole S.A.
6.637% due 05/29/2049	100		92
8.375% due 10/29/2049	300		323

Deutsche Bank AG
1.169% due 02/17/2015	280		274

Dexia Credit Local S.A.
0.940% due 09/23/2011	2,300		2,309

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	600		630
7.375% due 02/01/2011	500		509

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	$140

Goldman Sachs Group, Inc.
1.198% due 02/04/2013		400	529
1.246% due 01/30/2017		700	841
5.625% due 01/15/2017		$10	11
5.950% due 01/18/2018		100	110
6.150% due 04/01/2018		100	111
6.250% due 09/01/2017		100	112

International Lease Finance Corp.
1.274% due 08/15/2011	EUR	800	1,052
5.125% due 11/01/2010		$1,000	1,002
6.750% due 09/01/2016		200	215

Itau Unibanco Holding S.A.
6.200% due 04/15/2020		600	628

JPMorgan Chase & Co.
1.128% due 09/26/2013	EUR	100	133
6.000% due 01/15/2018		$30	34
7.900% due 04/29/2049		500	538

LBG Capital No.1 PLC
7.875% due 11/01/2020		900	891

LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	200	280

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		$200	47

Macquarie Group Ltd.
7.300% due 08/01/2014		500	566

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		100	112

Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	108

Morgan Stanley
1.218% due 03/01/2013	EUR	1,700	2,207
6.250% due 08/28/2017		$100	109

National Australia Bank Ltd.
2.550% due 01/13/2012		1,000	1,024

Nationwide Building Society
6.250% due 02/25/2020		200	221

Nationwide Life Global Funding I
5.450% due 10/02/2012		700	728

Northern Rock Asset Management PLC
5.625% due 06/22/2017		1,100	1,168

Pricoa Global Funding I
0.489% due 09/27/2013		100	98
0.575% due 01/30/2012		100	99

Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	111

Protective Life Secured Trusts
0.418% due 11/09/2010		1,200	1,200

Rabobank Nederland NV
11.000% due 06/29/2049		75	98

Regions Financial Corp.
6.375% due 05/15/2012		390	400

Royal Bank of Scotland Group PLC
0.784% due 04/08/2011		2,700	2,702
6.990% due 10/29/2049 (a)		100	82

Scotland International Finance No. 2 BV
4.250% due 05/23/2013		400	395

SLM Corp.
8.000% due 03/25/2020		2,900	2,882

State Bank of India
4.500% due 07/27/2015		100	105

Textron Financial Corp.
0.448% due 02/25/2011		1,000	996

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

UBS AG
1.439% due 02/23/2012	$300	$	302

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100		97

Vnesheconombank Finance Ltd.
6.902% due 07/09/2020	1,000		1,096

Wells Fargo & Co.
5.625% due 12/11/2017	100		114

			44,882

INDUSTRIALS 8.4%

Alcoa, Inc.
6.150% due 08/15/2020	1,100		1,133

America Movil SAB de C.V.
6.125% due 03/30/2040	700		783

Amgen, Inc.
6.900% due 06/01/2038	100		130

Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015	600		647
5.375% due 01/15/2020	600		679

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100		67

Dell, Inc.
5.650% due 04/15/2018	100		115

Gerdau Holdings, Inc.
7.000% due 01/20/2020	200		224

International Business Machines Corp.
5.700% due 09/14/2017	400		479

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	100		113

Kraft Foods, Inc.
6.125% due 02/01/2018	100		118

Ohio National Financial Services, Inc.
6.375% due 04/30/2020	1,900		2,067

Oracle Corp.
5.750% due 04/15/2018	200		238

Petrobras International Finance Co.
7.875% due 03/15/2019	700		876

Suncor Energy, Inc.
6.100% due 06/01/2018	200		234

Time Warner, Inc.
6.100% due 07/15/2040	1,500		1,621

TransCanada Pipelines Ltd.
7.625% due 01/15/2039	400		535

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018	97		109

Union Pacific Corp.
5.700% due 08/15/2018	100		117

UST LLC
5.750% due 03/01/2018	1,100		1,190

Vale Overseas Ltd.
5.625% due 09/15/2019	400		443
8.250% due 01/17/2034	1,200		1,533

			13,451

UTILITIES 0.1%

Verizon Wireless Capital LLC
2.945% due 05/20/2011	100		102

Total Corporate Bonds & Notes (Cost $54,426)			58,435

106	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 1.0%

INDUSTRIALS 1.0%

Transocean, Inc.
1.500% due 12/15/2037	$1,600	$	1,574

Total Convertible Bonds & Notes (Cost $1,487)			1,574

MUNICIPAL BONDS & NOTES 3.4%

CALIFORNIA 2.1%

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	500		537

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	400		454

Southern California State Public Power Authority Revenue Bonds, Series 2010
5.943% due 07/01/2040	1,800		1,858

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	400		419

			3,268

ILLINOIS 0.1%

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	200		207

NEVADA 0.1%

Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	100		111

NEW JERSEY 0.4%

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	700		697

NEW YORK 0.7%

New York State Thruway Authority Revenue Bonds, Series 2010
5.883% due 04/01/2030	1,000		1,107

Total Municipal Bonds & Notes (Cost $5,102)			5,390

U.S. GOVERNMENT AGENCIES 47.1%

Fannie Mae
0.606% due 07/25/2037	740		740
0.636% due 07/25/2037	811		811
0.656% due 09/25/2035	772		771
0.666% due 09/25/2035	1,571		1,570
0.706% due 09/25/2035	495		495
0.976% due 06/25/2037	1,203		1,210
0.996% due 03/25/2040	1,178		1,188
1.125% due 09/30/2013	100		101
4.000% due 10/01/2040 - 11/01/2040	16,000		16,442
4.500% due 10/01/2040	21,000		21,873
5.000% due 02/25/2017 - 10/01/2040	1,007		1,060
5.500% due 09/01/2023 - 10/01/2040	3,074		3,269
5.953% due 06/21/2027 (g)	4,000		4,147
6.000% due 08/01/2027 - 10/01/2027	124		134

Freddie Mac
0.296% due 12/25/2036	35		35
0.407% due 07/15/2019	41		40

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
0.957% due 08/15/2037	$1,226	$	1,234
0.967% due 10/15/2037	299		301
0.977% due 05/15/2037 - 09/15/2037	1,360		1,367
4.500% due 08/01/2040 - 10/01/2040	2,000		2,081
5.500% due 10/01/2040	7,000		7,425
6.000% due 05/01/2038 - 04/01/2040	1,000		1,075

Ginnie Mae
5.500% due 11/01/2040	1,000		1,073
6.000% due 06/15/2037 - 07/15/2037	806		881

Small Business Administration
5.290% due 12/01/2027	156		175
5.720% due 01/01/2029	2,424		2,758
6.020% due 08/01/2028	2,523		2,902

Total U.S. Government Agencies (Cost $73,973)			75,158

U.S. TREASURY OBLIGATIONS 3.5%

Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026 (g)	110		121
2.375% due 01/15/2025 (g)	116		133

U.S. Treasury Notes
0.375% due 08/31/2012 (g)	4,520		4,517
0.625% due 06/30/2012	800		803

Total U.S. Treasury Obligations (Cost $5,556)			5,574

MORTGAGE-BACKED SECURITIES 3.4%

Citigroup Mortgage Loan Trust, Inc.
0.326% due 01/25/2037	14		9
4.576% due 03/25/2036	1,749		1,416

Countrywide Alternative Loan Trust
0.416% due 02/25/2047	59		37
0.456% due 06/25/2037	212		119
1.370% due 02/25/2036	22		15

Countrywide Home Loan Mortgage Pass-Through Trust
3.172% due 02/20/2035	33		28
3.466% due 11/25/2034	26		23
5.500% due 11/25/2035	473		445

GS Mortgage Securities Corp. II
0.348% due 03/06/2020	61		59

GSR Mortgage Loan Trust
5.196% due 11/25/2035	58		57

Harborview Mortgage Loan Trust
0.427% due 12/19/2036	2,068		1,324

JPMorgan Mortgage Trust
5.022% due 02/25/2035	35		35
5.750% due 01/25/2036	100		91

Structured Asset Securities Corp.
2.841% due 10/25/2035	48		39

WaMu Mortgage Pass-Through Certificates
0.896% due 12/25/2027	36		32
1.100% due 01/25/2047	63		41
3.253% due 09/25/2046	6		4
3.253% due 10/25/2046	15		11

Wells Fargo Mortgage-Backed Securities Trust
4.576% due 03/25/2036	268		228
5.492% due 12/25/2036	1,582		1,452

Total Mortgage-Backed Securities (Cost $5,593)			5,465

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.3%

Ally Auto Receivables Trust
1.320% due 03/15/2012		$62	$	62

Asset-Backed Securities Corp. Home Equity
0.531% due 09/25/2034		1		1

Bear Stearns Asset-Backed Securities Trust
0.336% due 10/25/2036		6		6

Citigroup Mortgage Loan Trust, Inc.
0.316% due 07/25/2045		89		70
0.366% due 08/25/2036		31		28

Countrywide Asset-Backed Certificates
0.436% due 09/25/2036		148		119

Credit-Based Asset Servicing & Securitization LLC
0.376% due 07/25/2037		30		27

Indymac Residential Asset-Backed Trust
0.336% due 07/25/2037		4		4
0.386% due 04/25/2047		39		39

JPMorgan Mortgage Acquisition Corp.
0.316% due 03/25/2047		33		24

Morgan Stanley ABS Capital I
0.306% due 07/25/2036		9		3

Park Place Securities, Inc.
0.569% due 10/25/2034		2		2

Soundview Home Equity Loan Trust
0.316% due 11/25/2036		12		6

Total Asset-Backed Securities (Cost $467)				391

SOVEREIGN ISSUES 3.8%

Brazil Government International Bond
12.500% due 01/05/2022	BRL	300		219

Canada Government Bond
2.000% due 12/01/2014	CAD	1,100		1,077
2.500% due 09/01/2013		700		699

Colombia Government International Bond
7.375% due 01/27/2017		$1,000		1,237

Export-Import Bank of Korea
5.875% due 01/14/2015		600		672

Korea Housing Finance Corp.
4.125% due 12/15/2015		300		316

Mexico Government International Bond
5.950% due 03/19/2019		400		471
6.050% due 01/11/2040		100		115

Societe Financement de l'Economie Francaise
0.726% due 07/16/2012		1,000		1,003
2.375% due 03/26/2012		200		204

Total Sovereign Issues (Cost $5,674)				6,013

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011		2,300		20

Total Convertible Preferred Securities (Cost $173)				20

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

DG Funding Trust
0.652% due 12/31/2049		2		15

Total Preferred Securities (Cost $21)				15

See Accompanying Notes	Semiannual Report	September 30, 2010	107

Schedule of Investments PIMCO Small Cap StocksPLUS® TR Fund (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 31.8%

REPURCHASE AGREEMENTS 1.5%

Deutsche Bank AG
0.320% due 10/01/2010	$300	$	300
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $307. Repurchase proceeds are $300.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	1,000		1,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $1,020. Repurchase proceeds are $1,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	1,089		1,089
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $1,115. Repurchase proceeds are $1,089.)

			2,389

		SHARES		MARKET VALUE (000S)
JAPAN TREASURY BILLS 9.8%
0.110% due 10/25/2010	JPY	1,310,000	$	15,691

U.S. TREASURY BILLS 0.5%
0.107% due 10/14/2010 - 10/21/2010 (b)(e)		$840		840

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 20.0%
		3,180,358		31,861

Total Short-Term Instruments (Cost $50,143)				50,781

Total Investments 130.9% (Cost $202,615)			$	208,816

Written Options (i) (0.3%) (Premiums $632)				(435)

Other Assets and Liabilities (Net) (30.6%)				(48,903)

Net Assets 100.0%			$	159,478

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $840 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $12,396 at a weighted average interest rate of 0.025%. On September 30, 2010, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $1,345 and cash of $30 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	115	$165
90-Day Eurodollar December Futures	Long	12/2011	13	8
90-Day Eurodollar June Futures	Long	06/2011	51	35
90-Day Eurodollar June Futures	Long	06/2012	13	11
90-Day Eurodollar March Futures	Long	03/2011	121	85
90-Day Eurodollar March Futures	Long	03/2012	13	9
90-Day Eurodollar September Futures	Long	09/2011	22	12
E-mini Russell 2000 Index December Futures	Long	12/2010	267	135
U.S. Treasury 5-Year Note December Futures	Long	12/2010	18	24

				$484

(h)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
American International Group, Inc.	BCLY	5.000%	12/20/2013	1.855%	$	900	$89	$(81)	$170
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%		500	(2)	(7)	5
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.099%		1,000	(4)	(10)	6
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.099%		500	(3)	(7)	4
Citigroup, Inc.	DUB	1.000%	03/20/2011	0.923%		3,400	2	(14)	16
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.136%		100	0	0	0
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	1.681%		1,700	162	0	162
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.681%		300	25	0	25
General Electric Capital Corp.	CITI	4.850%	12/20/2013	1.681%		900	90	0	90
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.681%		900	87	0	87
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%		300	7	4	3
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%		100	2	1	1
Japan Government International Bond	JPM	1.000%	03/20/2015	0.500%		600	13	7	6
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.567%		200	4	1	3

108	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%	$	1,000	$18	$4	$14
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.590%		1,000	18	5	13

							$508	$(97)	$605

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$	2,700	$335	$350	$(15)
CDX.EM-13 Index	DUB	5.000%	06/20/2015		1,000	123	130	(7)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015		500	62	62	0
CDX.HY-14 5-Year Index	MSC	5.000%	06/20/2015		2,200	(17)	(36)	19
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015		100	(3)	(3)	0
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		96	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		193	2	0	2
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		200	0	(1)	1
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		100	0	0	0
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015		1,900	(5)	(7)	2
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		500	(2)	(2)	0
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015		100	0	0	0

						$496	$493	$3

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$3	$0	$3
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	5	0	5
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		1,100	8	2	6
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		1,100	7	1	6
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		1,100	7	2	5
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		600	4	1	3
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		600	6	3	3
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		700	7	3	4
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	4	0	4
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		500	2	0	2
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		100	1	0	1
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		100	2	0	2
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		300	3	1	2
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		100	3	(1)	4
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	6	0	6
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	5	0	5
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		400	2	0	2
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,400	9	1	8
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		1,700	10	2	8
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		3,700	20	5	15
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		1,100	6	(2)	8
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		500	4	1	3
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	3	1	2
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		800	8	1	7
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		3,500	34	4	30
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		3,800	44	5	39
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		5,000	46	7	39
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		7,500	77	5	72
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	2	0	2
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		300	3	0	3

See Accompanying Notes	Semiannual Report	September 30, 2010	109

Schedule of Investments PIMCO Small Cap StocksPLUS® TR Fund (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS	BRL	200	$3	$1	$2
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		1,200	17	5	12
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	2	1	1
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		3,900	45	0	45
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,600	27	11	16
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS	AUD	500	(3)	0	(3)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS		300	5	0	5
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	900	3	(8)	11
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		900	3	(7)	10
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		500	2	(4)	6
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		300	1	(3)	4

							$448	$38	$410

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive	Russell 2000 Index	46,060	3-Month USD-LIBOR less a specified spread	$	129,802	10/15/2010	BOA	$8,903

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.000	11/26/2010	3	$1	$2
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.500	11/26/2010	7	2	3
Call - CME S&P 500 Index October Futures	1,155.000	10/15/2010	5	10	11
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	10	6	2
Put - CME S&P 500 Index October Futures	1,070.000	10/15/2010	5	14	4

				$33	$22

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	$	500	$7	$3
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,700	24	15
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,400	5	82
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,400	10	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		400	1	1
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		400	1	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		900	12	5
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,100	45	27
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,300	11	9
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		600	1	1
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,000	23	11
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,800	94	54
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		200	1	1
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		1,400	7	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		2,200	3	4
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		400	5	2
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		6,600	69	44
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,400	16	8
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		400	5	2
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		300	1	1
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		3,800	9	19
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		300	1	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		3,800	16	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,800	32	15
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		2,700	6	5
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		2,700	10	1
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		800	5	0
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		900	6	6
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		4,400	34	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		900	13	5
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		4,600	45	31
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		500	6	3

110	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	$	1,200	$30	$17
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		5,300	39	35

								$593	$407

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$	200	$1	$1
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010		200	1	1

							$2	$2

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$	300	$4	$4

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	37	$61,000	$413
Sales	185	104,700	1,012
Closing Buys	(182)	(91,700)	(719)
Expirations	(10)	(5,200)	(74)
Exercised	0	0	0

Balance at 09/30/2010	30	$68,800	$632

(j)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	10/01/2040	$2,000	$2,148	$2,149

(k)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1	10/2010	BOA	$0	$0	$0
Buy		100	10/2010	CSFB	3	0	3
Buy		384	10/2010	MSC	31	0	31
Buy		37	10/2010	UBS	0	0	0
Buy	BRL	3,592	10/2010	HSBC	123	0	123
Sell		7,790	10/2010	HSBC	0	(205)	(205)
Buy		1,342	10/2010	JPM	46	0	46
Buy		888	10/2010	MSC	25	0	25
Buy		1,967	10/2010	RBS	63	0	63
Buy		7,790	12/2010	HSBC	208	0	208
Buy	CAD	103	10/2010	BNP	0	0	0
Sell		103	10/2010	CITI	0	0	0
Buy		103	11/2010	CITI	0	0	0
Buy		103	11/2010	CSFB	0	0	0
Sell		142	11/2010	DUB	1	0	1
Sell		416	11/2010	RBC	0	(6)	(6)
Sell		67	11/2010	RBS	0	0	0
Buy	CNY	1,619	11/2010	BCLY	2	(1)	1
Buy		1,340	11/2010	CITI	0	(1)	(1)
Buy		3,451	11/2010	DUB	0	(3)	(3)
Buy		1,356	11/2010	MSC	0	(2)	(2)
Sell	EUR	4,560	10/2010	UBS	0	(330)	(330)
Sell		58	11/2010	CSFB	0	0	0
Buy		785	11/2010	DUB	65	0	65
Buy	GBP	200	10/2010	CITI	0	(2)	(2)
Sell		400	10/2010	CITI	0	(2)	(2)
Buy		200	10/2010	HSBC	0	(2)	(2)
Buy		400	12/2010	CITI	1	0	1

See Accompanying Notes	Semiannual Report	September 30, 2010	111

Schedule of Investments PIMCO Small Cap StocksPLUS® TR Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	367	12/2010	CITI	$0	$(6)	$(6)
Sell		79	12/2010	GSC	0	(1)	(1)
Buy		200	12/2010	RBS	0	(1)	(1)
Sell		178	12/2010	UBS	0	(3)	(3)
Sell	IDR	484,672	10/2010	BCLY	0	0	0
Buy		101,700	10/2010	BOA	2	0	2
Buy		1,111,773	10/2010	CITI	15	0	15
Sell		496,900	10/2010	CITI	0	(1)	(1)
Sell		631,600	10/2010	HSBC	0	0	0
Buy		101,700	10/2010	RBS	1	0	1
Buy		297,999	10/2010	UBS	4	0	4
Buy		57,250	11/2010	DUB	0	0	0
Buy		40,500	11/2010	HSBC	0	0	0
Buy		643,510	04/2011	CITI	1	0	1
Buy		1,045,072	07/2011	BCLY	1	0	1
Buy		283,500	07/2011	BNP	1	0	1
Buy		973,800	07/2011	CITI	2	0	2
Buy		2,231,350	07/2011	HSBC	4	0	4
Buy		189,000	07/2011	RBS	1	0	1
Buy	INR	4,523	11/2010	BCLY	0	0	0
Sell	JPY	752,280	10/2010	BNP	0	(366)	(366)
Sell		557,359	10/2010	DUB	0	(265)	(265)
Sell		245,371	11/2010	MSC	0	(25)	(25)
Buy	KRW	9,938	11/2010	BCLY	0	0	0
Sell		4,439	11/2010	BCLY	0	0	0
Buy		76,307	11/2010	BOA	2	0	2
Buy		75,235	11/2010	CITI	1	0	1
Sell		66,280	11/2010	CITI	0	(4)	(4)
Buy		23,252	11/2010	DUB	0	0	0
Buy		11,730	11/2010	GSC	0	0	0
Buy		79,995	11/2010	JPM	0	0	0
Sell		25,075	11/2010	JPM	0	(2)	(2)
Buy		157,622	11/2010	MSC	5	0	5
Sell		2,000	11/2010	RBS	0	0	0
Buy		115,110	01/2011	MSC	1	0	1
Buy	MXN	7,385	02/2011	BCLY	3	0	3
Buy	MYR	265	10/2010	BCLY	8	0	8
Sell		110	10/2010	BCLY	0	0	0
Buy		34	10/2010	BOA	1	0	1
Buy		305	10/2010	CITI	8	0	8
Buy		155	10/2010	DUB	3	0	3
Buy		110	02/2011	BCLY	0	0	0
Buy	PHP	8,808	11/2010	CITI	0	0	0
Buy	TRY	302	01/2011	HSBC	5	0	5
Buy	TWD	557	10/2010	BCLY	0	0	0
Buy		184	10/2010	CITI	0	0	0
Buy		434	10/2010	DUB	0	0	0
Buy		432	01/2011	DUB	0	0	0
Buy		265	01/2011	JPM	0	0	0
Buy		407	01/2011	MSC	0	0	0
Buy		221	01/2011	UBS	0	0	0
Buy	ZAR	1,443	10/2010	BCLY	6	0	6
Buy		733	10/2010	HSBC	5	0	5
Buy		718	10/2010	UBS	3	0	3

					$651	$(1,228)	$(577)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$44,882	$0	$44,882
Industrials	0	13,451	0	13,451
Utilities	0	102	0	102
Convertible Bonds & Notes
Industrials	0	1,574	0	1,574
Municipal Bonds & Notes
California	0	3,268	0	3,268
Illinois	0	207	0	207

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Nevada	$0	$111	$0	$111
New Jersey	0	697	0	697
New York	0	1,107	0	1,107
U.S. Government Agencies	0	75,158	0	75,158
U.S. Treasury Obligations	0	5,574	0	5,574
Mortgage-Backed Securities	0	5,465	0	5,465
Asset-Backed Securities	0	391	0	391
Sovereign Issues	0	6,013	0	6,013

112	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Convertible Preferred Securities
Banking & Finance	$20	$0	$0	$20
Preferred Securities
Banking & Finance	0	0	15	15
Short-Term Instruments
Repurchase Agreements	0	2,389	0	2,389
Japan Treasury Bills	0	15,691	0	15,691
U.S. Treasury Bills	0	840	0	840
PIMCO Short-Term Floating NAV Portfolio	31,861	0	0	31,861
Investments, at value	$31,881	$176,920	$15	$208,816

Short Sales, at value	$0	$(2,149)	$0	$(2,149)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	631	0	631
Equity Contracts	135	8,903	0	9,038
Foreign Exchange Contracts	0	651	0	651
Interest Rate Contracts	349	412	0	761
	$484	$10,597	$0	$11,081

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(22)	(2)	(24)
Equity Contracts	(16)	0	0	(16)
Foreign Exchange Contracts	0	(1,228)	0	(1,228)
Interest Rate Contracts	0	(416)	(4)	(420)
	$(16)	$(1,666)	$(6)	$(1,688)

Totals	$32,349	$183,702	$9	$216,060

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Preferred Securities
Banking & Finance	$16	$0	$0	$0	$0	$(1)	$0	$0	$15	$(1)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(2)	0	0	0	0	0	(2)	0
Interest Rate Contracts	0	0	(4)	0	0	0	0	0	(4)	0

	$0	$0	$(6)	$0	$0	$0	$0	$0	$(6)	$0

Totals	$16	$0	$(6)	$0	$0	$(1)	$0	$0	$9	$(1)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(m)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$651	$0	$0	$0	$651
Unrealized appreciation on swap agreements	412	0	631	8,903	0	9,946

	$412	$651	$631	$8,903	$0	$10,597

Liabilities:
Written options outstanding	$417	$0	$2	$16	$0	$435
Variation margin payable (2)	1	0	0	13	0	14
Unrealized depreciation on foreign currency contracts	0	1,228	0	0	0	1,228
Unrealized depreciation on swap agreements	3	0	22	0	0	25

	$421	$1,228	$24	$29	$0	$1,702

See Accompanying Notes	Semiannual Report	September 30, 2010	113

Schedule of Investments PIMCO Small Cap StocksPLUS® TR Fund (Cont.)

September 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(9)	$0	$0	$0	$0	$(9)
Net realized gain (loss) on futures contracts, written options and swaps	5,794	34	638	(22,304)	0	(15,838)
Net realized (loss) on foreign currency transactions	0	(15)	0	0	0	(15)

	$5,785	$19	$638	$(22,304)	$0	$(15,862)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$173	$(2)	$(659)	$74	$0	$(414)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(690)	0	0	0	(690)

	$173	$(692)	$(659)	$74	$0	$(1,104)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $484 as reported in the Notes to Schedule of Investments.

114	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® Fund

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

American General Finance Corp.
7.250% due 04/21/2015		$1,000	$1,007

Total Bank Loan Obligations (Cost $986)			1,007

CORPORATE BONDS & NOTES 29.7%

BANKING & FINANCE 19.3%

Ally Financial, Inc.
6.625% due 05/15/2012		5,900	6,166
6.875% due 08/28/2012		1,800	1,876
7.250% due 03/02/2011		650	665
7.500% due 12/31/2013		7,800	8,366
8.300% due 02/12/2015		2,000	2,185

American Express Co.
4.875% due 07/15/2013		1,500	1,624
7.000% due 03/19/2018		1,000	1,206

American Express Credit Corp.
7.300% due 08/20/2013		1,700	1,955

American General Finance Corp.
5.200% due 12/15/2011		1,400	1,365

American International Group, Inc.
2.875% due 06/20/2011	CHF	1,000	1,018
4.000% due 09/20/2011	EUR	4,600	6,284
4.700% due 10/01/2010		$1,200	1,200
8.250% due 08/15/2018		1,800	2,106

ASB Finance Ltd.
0.953% due 02/13/2012	EUR	2,000	2,703

Bank of America Corp.
7.375% due 05/15/2014		$10,000	11,507

Barclays Bank PLC
0.465% due 03/23/2017		1,000	927

BNP Paribas
0.931% due 04/08/2013		500	498

BRFkredit A/S
0.776% due 04/15/2013		8,400	8,404

CIT Group, Inc.
7.000% due 05/01/2013		619	625
7.000% due 05/01/2014		328	329
7.000% due 05/01/2015		654	653
7.000% due 05/01/2016		546	541
7.000% due 05/01/2017		1,060	1,042

Citigroup, Inc.
0.562% due 06/09/2016		5,800	4,921
2.384% due 08/13/2013		12,800	12,901
4.750% due 05/31/2017	EUR	600	796

CNA Financial Corp.
6.000% due 08/15/2011		$1,000	1,037

Credit Agricole S.A.
0.816% due 02/02/2012		3,800	3,785

Dexia Credit Local
0.693% due 03/05/2013		5,300	5,284
2.000% due 03/05/2013		2,700	2,722

Dexia Credit Local S.A.
0.778% due 01/12/2012		5,200	5,176
0.940% due 09/23/2011		7,900	7,930

DnB NOR Bank ASA
0.527% due 09/01/2016		1,000	975

Ford Motor Credit Co. LLC
7.375% due 02/01/2011		1,600	1,630

Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	410,000	4,816

Goldman Sachs Group, Inc.
0.740% due 03/22/2016		$2,000	1,852
0.912% due 07/22/2015		400	376

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HCP, Inc.
6.300% due 09/15/2016		$1,000	$1,088

HSBC Finance Corp.
0.628% due 08/09/2011		900	899
2.021% due 10/20/2010		8,200	8,201

ING Bank NV
1.089% due 03/30/2012		4,400	4,386
1.157% due 01/13/2012		10,500	10,496

International Lease Finance Corp.
1.274% due 08/15/2011	EUR	1,700	2,236

JPMorgan Chase Bank N.A.
0.622% due 06/13/2016		$700	664

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)		2,500	553

Macquarie Bank Ltd.
2.600% due 01/20/2012		4,100	4,205

Morgan Stanley
0.830% due 01/09/2014		800	757
1.006% due 10/15/2015		1,600	1,469
1.222% due 04/13/2016	EUR	1,000	1,220

National Australia Bank Ltd.
1.031% due 07/08/2014		$2,300	2,323

Royal Bank of Scotland Group PLC
0.784% due 04/08/2011		7,000	7,006
0.806% due 10/14/2016		6,700	5,724
1.450% due 10/20/2011		2,500	2,519
2.625% due 05/11/2012		2,500	2,569

Sumitomo Mitsui Banking Corp.
1.002% due 12/29/2049	JPY	100,000	1,193

Sun Life Financial Global Funding LP
0.694% due 07/06/2011		$1,000	993

UBS AG
1.439% due 02/23/2012		2,600	2,619

Wachovia Corp.
0.896% due 10/15/2016		1,800	1,647

Wells Fargo & Co.
7.980% due 03/29/2049		2,600	2,750

XL Capital Finance Europe PLC
6.500% due 01/15/2012		1,300	1,357

			184,320

INDUSTRIALS 6.2%

Black & Decker Corp.
8.950% due 04/15/2014		1,500	1,851

Centex Corp.
7.875% due 02/01/2011		1,600	1,634

Commercial Metals Co.
6.500% due 07/15/2017		2,400	2,501

Daimler Finance North America LLC
5.750% due 09/08/2011		1,400	1,462

DISH DBS Corp.
6.625% due 10/01/2014		1,000	1,047
7.125% due 02/01/2016		200	211
7.750% due 05/31/2015		11,600	12,426

Dow Chemical Co.
2.668% due 08/08/2011		2,600	2,632

Gannett Co., Inc.
5.750% due 06/01/2011		1,000	1,017

Hanson Australia Funding Ltd.
5.250% due 03/15/2013		900	910

Kraft Foods, Inc.
6.125% due 02/01/2018		2,000	2,362
6.500% due 08/11/2017		1,100	1,320

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Macy's Retail Holdings, Inc.
5.350% due 03/15/2012	$400	$419
8.375% due 07/15/2015	300	345

Masco Corp.
5.875% due 07/15/2012	700	727
6.125% due 10/03/2016	2,000	2,037

MeadWestvaco Corp.
6.850% due 04/01/2012	1,000	1,069

Nabors Industries, Inc.
6.150% due 02/15/2018	4,600	5,127

Pemex Project Funding Master Trust
0.896% due 12/03/2012	3,600	3,591

Pulte Group, Inc.
5.250% due 01/15/2014	400	403

Reynolds American, Inc.
0.992% due 06/15/2011	2,800	2,804

RR Donnelley & Sons Co.
6.125% due 01/15/2017	3,300	3,461

Seagate Technology HDD Holdings
6.375% due 10/01/2011	400	414

Southwest Airlines Co.
5.125% due 03/01/2017	1,300	1,368

Time Warner Cable, Inc.
5.400% due 07/02/2012	3,600	3,858

Whirlpool Corp.
8.000% due 05/01/2012	1,000	1,090

WPP Finance UK
5.875% due 06/15/2014	2,400	2,662

		58,748

UTILITIES 4.2%

BP Capital Markets PLC
0.422% due 04/11/2011	15,100	15,055

British Telecommunications PLC
9.375% due 12/15/2010	7,100	7,213

CenturyLink, Inc.
6.000% due 04/01/2017	3,500	3,673

Nextel Communications, Inc.
7.375% due 08/01/2015	200	202

NRG Energy, Inc.
8.250% due 09/01/2020	700	725

Telecom Italia Capital S.A.
0.946% due 02/01/2011	1,300	1,298
1.135% due 07/18/2011	1,000	997

Telefonica Emisiones SAU
0.775% due 02/04/2013	1,500	1,469

Vodafone Group PLC
5.350% due 02/27/2012	8,600	9,111

		39,743

Total Corporate Bonds & Notes (Cost $274,321)		282,811

MUNICIPAL BONDS & NOTES 2.1%

ILLINOIS 0.5%

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	5,200	5,210

NEW JERSEY 1.6%

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	15,200	15,129

Total Municipal Bonds & Notes (Cost $20,400)		20,339

See Accompanying Notes	Semiannual Report	September 30, 2010	115

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 25.5%

Fannie Mae
0.376% due 03/25/2034	$906	$896
0.506% due 05/25/2037	2,947	2,937
0.606% due 03/25/2037 - 07/25/2037	3,759	3,756
0.616% due 03/25/2037	2,040	2,037
0.636% due 07/25/2037	3,329	3,331
0.656% due 05/25/2031 - 09/25/2035	4,127	4,126
0.666% due 09/25/2035	4,713	4,710
0.701% due 02/25/2037	3,942	3,936
0.886% due 05/25/2040	6,737	6,770
0.956% due 10/25/2037	4,490	4,519
0.976% due 06/25/2037	1,537	1,546
0.986% due 06/25/2040	24,709	24,834
0.996% due 03/25/2040	4,963	5,006
1.006% due 03/25/2038 - 01/25/2040	21,931	22,120
1.076% due 12/25/2039	4,341	4,387
1.125% due 09/30/2013 (d)(f)	1,300	1,311
1.156% due 07/25/2039	3,875	3,917
1.586% due 07/01/2044	210	211
2.328% due 11/01/2035	428	438
2.347% due 04/01/2035	2,127	2,201
2.475% due 05/01/2022	3	3
3.000% due 09/16/2014 (f)	1,000	1,070
3.047% due 04/01/2018	35	36
3.225% due 12/01/2033	533	557
4.309% due 11/01/2027	31	31
4.338% due 11/01/2028	41	42
4.385% due 07/01/2028	29	30
4.414% due 04/01/2028	28	29
4.479% due 11/01/2028	51	52
4.500% due 03/01/2039 - 10/01/2040	21,000	21,882
4.625% due 10/15/2013	300	334
4.655% due 12/01/2036	1,197	1,250
4.811% due 02/01/2027	4	4
4.868% due 09/01/2034	1,063	1,104
5.000% due 02/25/2017 - 04/25/2033	1,625	1,773
5.500% due 12/01/2034 - 10/01/2040	3,914	4,168
5.710% due 08/01/2029	23	24
6.000% due 06/01/2017 - 10/01/2039	29,798	32,411
6.000% due 11/01/2036 (f)	3,768	4,071
6.500% due 10/01/2036	3,992	4,374
7.000% due 02/01/2015 - 03/01/2015	423	452
7.500% due 09/01/2015 - 05/01/2016	361	393
8.000% due 03/01/2030 - 07/01/2031	121	140

Freddie Mac
0.557% due 02/15/2037	316	316
0.587% due 02/15/2037	853	854
0.597% due 02/15/2037	1,922	1,920
0.607% due 12/15/2030	446	446
0.657% due 06/15/2018	245	245
0.857% due 10/15/2037	1,724	1,733
0.867% due 07/15/2037	5,520	5,542
0.927% due 08/15/2037	5,600	5,630
0.957% due 08/15/2037	10,919	10,987
0.967% due 10/15/2037	2,809	2,827
0.977% due 05/15/2037 - 09/15/2037	12,303	12,373
1.007% due 08/15/2036	2,923	2,947
1.107% due 11/15/2039 - 12/15/2039	2,823	2,851
1.112% due 01/15/2038	3,509	3,540
1.586% due 02/25/2045	1,356	1,376
2.147% due 06/01/2022	7	7
2.487% due 12/01/2022	27	29

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.635% due 06/01/2035	$2,161	$2,261
3.639% due 07/01/2019	290	302
4.500% due 05/01/2040	1,000	1,041
5.500% due 07/01/2038	482	512
6.000% due 03/01/2016 - 02/01/2034	2,980	3,273
6.500% due 10/25/2043	1,675	1,896
8.500% due 04/01/2025 - 06/01/2025	17	20

Ginnie Mae
0.657% due 09/20/2030	3	3
3.125% due 12/20/2022 - 12/20/2027	282	291
3.375% due 02/20/2026 - 02/20/2028	630	651
3.625% due 07/20/2018 - 07/20/2027	1,282	1,326
8.000% due 04/20/2030	124	146

Total U.S. Government Agencies (Cost $239,887)		242,564

U.S. TREASURY OBLIGATIONS 5.3%

U.S. Treasury Notes
0.375% due 08/31/2012 (d)(f)	50,335	50,302
0.625% due 06/30/2012	100	100

Total U.S. Treasury Obligations (Cost $50,320)		50,402

MORTGAGE-BACKED SECURITIES 6.3%

Bank Mart
4.567% due 03/01/2019 (i)	409	332

Bear Stearns Adjustable Rate Mortgage Trust
2.961% due 04/25/2033	286	282
3.141% due 11/25/2034	1,776	1,553
3.349% due 01/25/2034	1,279	1,230
3.399% due 02/25/2033	56	52
3.580% due 01/25/2034	65	54

Bear Stearns Alt-A Trust
2.984% due 09/25/2035	447	340

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	1,444	1,001
5.436% due 12/26/2046	814	581

Citigroup Mortgage Loan Trust, Inc.
2.650% due 10/25/2035	3,292	2,790
2.650% due 12/25/2035	1,074	976

Countrywide Alternative Loan Trust
0.436% due 05/25/2047	1,308	727

Credit Suisse First Boston Mortgage Securities Corp.
0.962% due 03/25/2032	251	211
2.758% due 06/25/2032	25	21
4.856% due 06/25/2032	10	8

Credit Suisse Mortgage Capital Certificates
0.327% due 02/15/2022	10,819	10,024
0.357% due 10/15/2021	1,954	1,858

Fund America Investors Corp. II
2.577% due 06/25/2023	8	7

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046	456	417
0.526% due 11/25/2045	476	283

GS Mortgage Securities Corp. II
0.388% due 03/06/2020	2,300	2,198

GSR Mortgage Loan Trust
0.606% due 01/25/2034	232	188

Harborview Mortgage Loan Trust
0.447% due 01/19/2038	3,147	1,976

Impac CMB Trust
1.016% due 10/25/2033	54	47
1.256% due 07/25/2033	1,029	710

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Commercial Mortgage Securities Corp.
0.377% due 02/15/2020	$3,953	$3,798

JPMorgan Mortgage Trust
5.151% due 09/25/2035	2,762	2,689

Lehman Mortgage Trust
0.576% due 08/25/2036	6,721	5,028

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	665	519

Morgan Stanley Capital I
0.318% due 10/15/2020	485	449

Prime Mortgage Trust
0.656% due 02/25/2019	51	49
0.656% due 02/25/2034	365	331

Resecuritization Mortgage Trust
0.506% due 04/26/2021	1	1

Salomon Brothers Mortgage Securities VII, Inc.
3.023% due 12/25/2030	455	471

Structured Asset Mortgage Investments, Inc.
0.507% due 07/19/2035	1,364	1,261
0.536% due 02/25/2036	726	450
9.219% due 06/25/2029	545	566

Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020	2,389	2,102
0.347% due 09/15/2021	7,976	7,409

WaMu Mortgage Pass-Through Certificates
0.526% due 12/25/2045	695	581
0.546% due 10/25/2045	395	321
1.370% due 02/25/2046	3,784	2,827
1.570% due 11/25/2042	145	126
1.770% due 06/25/2042	496	406
3.003% due 02/27/2034	1,418	1,413

Wells Fargo Mortgage-Backed Securities Trust
4.900% due 01/25/2035	1,226	1,196

Total Mortgage-Backed Securities (Cost $65,164)		59,859

ASSET-BACKED SECURITIES 3.2%

Aames Mortgage Investment Trust
1.831% due 01/25/2035	4,004	3,985

AFC Home Equity Loan Trust
0.806% due 06/25/2028	303	133

AMMC CDO
0.526% due 08/08/2017	3,400	3,252

Asset-Backed Funding Certificates
0.736% due 06/25/2035	6,306	6,214

Bear Stearns Asset-Backed Securities Trust
0.346% due 06/25/2047	385	369

Brascan Real Estate CDO
0.871% due 01/20/2040	2,978	2,870

Chase Funding Mortgage Loan Asset-Backed Certificates
0.996% due 10/25/2032	180	149

Chase Issuance Trust
1.792% due 09/15/2015	5,200	5,397

Chrysler Financial Auto Securitization Trust
1.850% due 06/15/2011	932	933

Citigroup Mortgage Loan Trust, Inc.
0.316% due 07/25/2045	2,321	1,823

Countrywide Asset-Backed Certificates
0.456% due 08/25/2034	2,646	2,453

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032	254	200

116	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Credit Auto Owner Trust
2.100% due 11/15/2011		$76	$76

Globaldrive BV
4.000% due 10/20/2016	EUR	57	80

Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		$1,179	1,181

HSBC Home Equity Loan Trust
0.527% due 01/20/2035		1,399	1,240

HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036		99	91

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		49	42

Morgan Stanley ABS Capital I
0.296% due 10/25/2036		52	52

Total Asset-Backed Securities (Cost $31,156)			30,540

SOVEREIGN ISSUES 0.9%

Export-Import Bank of Korea
0.616% due 11/16/2010		5,900	5,883

Hydro Quebec
0.525% due 09/29/2049		1,200	864

Korea Development Bank
0.619% due 11/22/2012		2,200	2,146

Total Sovereign Issues (Cost $9,140)			8,893

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.1%

American International Group, Inc.
8.500% due 08/01/2011		109,100	937

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.1%

Motors Liquidation Co.
5.250% due 03/06/2032	72,000	$565

Total Convertible Preferred Securities (Cost $1,221)		1,502

PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.7%

DG Funding Trust
0.652% due 12/31/2049	913	7,046

Total Preferred Securities (Cost $9,564)		7,046

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 27.6%

CERTIFICATES OF DEPOSIT 0.1%

Intesa Sanpaolo SpA
1.025% due 01/19/2012	$600	594

REPURCHASE AGREEMENTS 1.5%

Deutsche Bank AG
0.320% due 10/01/2010	3,100	3,100
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $3,166. Repurchase proceeds are $3,100.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	10,000	10,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $11,223. Repurchase proceeds are $10,000.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 10/01/2010		$1,457	$1,457
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $1,487. Repurchase proceeds are $1,457.)

			14,557

JAPAN TREASURY BILLS 4.5%
0.110% due 10/25/2010	JPY	3,580,000	42,881

U.S. TREASURY BILLS 0.2%
0.097% due 10/07/2010 - 10/21/2010 (b)(d)		$1,780	1,780

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 21.3%
		20,195,900	202,323

Total Short-Term Instruments (Cost $260,313)			262,135

Total Investments 101.6% (Cost $962,472)			$967,098

Written Options (h) (0.2%) (Premiums $1,309)			(1,890)

Other Assets and Liabilities (Net) (1.4%)			(13,684)

Net Assets 100.0%			$951,524

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $2,578 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $14,059 at a weighted average interest rate of -0.015%. On September 30, 2010, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $52,396 and cash of $1,894 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	175	$329
90-Day Eurodollar June Futures	Long	06/2011	48	36
90-Day Eurodollar March Futures	Long	03/2011	412	230
E-mini S&P 500 Index December Futures	Long	12/2010	8,081	15,264
S&P 500 Index December Futures	Long	12/2010	716	6,489
U.S. Treasury 5-Year Note December Futures	Long	12/2010	4	6

				$22,354

See Accompanying Notes	Semiannual Report	September 30, 2010	117

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

(g)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	0.910%	12/20/2012	1.534%	$	600	$(8)	$0	$(8)
American International Group, Inc.	BOA	0.930%	12/20/2012	1.534%		1,000	(13)	0	(13)
American International Group, Inc.	RBS	0.780%	12/20/2012	1.534%		600	(10)	0	(10)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	1.248%		600	(3)	0	(3)
Berkshire Hathaway Finance Corp.	CSFB	0.850%	03/20/2013	1.248%		1,500	(14)	0	(14)
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	1.248%		1,800	(13)	0	(13)
Berkshire Hathaway Finance Corp.	RBS	0.870%	03/20/2013	1.248%		1,500	(13)	0	(13)
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%		2,100	93	(56)	149
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.128%		4,100	(24)	(48)	24
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.128%		1,600	(9)	(9)	0
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.671%		1,300	8	0	8
Brazil Government International Bond	HSBC	1.000%	03/20/2011	0.487%		900	2	4	(2)
Brazil Government International Bond	HSBC	1.000%	03/20/2015	1.067%		7,900	(20)	(163)	143
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.067%		2,600	(7)	(56)	49
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.487%		2,500	7	12	(5)
Brazil Government International Bond	UBS	1.000%	03/20/2015	1.067%		2,600	(7)	(56)	49
California State General Obligation Bonds, Series 2003	GSC	1.580%	09/20/2011	1.454%		1,700	4	0	4
General Electric Capital Corp.	BNP	0.770%	03/20/2013	1.584%		1,400	(27)	0	(27)
General Electric Capital Corp.	BNP	4.600%	12/20/2013	1.681%		2,800	258	0	258
General Electric Capital Corp.	BNP	4.700%	12/20/2013	1.681%		600	57	0	57
General Electric Capital Corp.	BNP	1.000%	12/20/2015	1.831%		11,900	(471)	(497)	26
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.681%		700	51	0	51
General Electric Capital Corp.	CITI	4.200%	12/20/2013	1.681%		1,300	103	0	103
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.681%		800	67	0	67
General Electric Capital Corp.	DUB	4.230%	12/20/2013	1.681%		900	72	0	72
General Electric Capital Corp.	MSC	0.750%	03/20/2013	1.584%		2,300	(46)	0	(46)
MBIA, Inc.	BOA	2.800%	12/20/2012	33.224%		600	(269)	0	(269)
MBIA, Inc.	DUB	3.400%	12/20/2012	33.224%		600	(263)	0	(263)
MetLife, Inc.	JPM	1.700%	03/20/2013	1.646%		1,000	2	0	2
Mexico Government International Bond	BCLY	0.390%	01/20/2012	0.744%		5,000	(19)	0	(19)
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.658%		1,700	3	6	(3)
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.658%		2,000	4	4	0
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	2.347%		1,400	(131)	0	(131)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		9,500	(42)	(118)	76
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	1.484%		1,500	12	0	12
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	1.484%		900	9	0	9
Prudential Financial, Inc.	CSFB	1.960%	03/20/2013	1.484%		2,500	30	0	30
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	1.484%		1,600	35	0	35
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	1.484%		600	6	0	6
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	1.484%		600	13	0	13
Republic of Germany	JPM	0.250%	03/20/2015	0.335%		5,500	(20)	0	(20)
SLM Corp.	BOA	5.000%	12/20/2011	3.115%		500	12	(35)	47
SLM Corp.	BOA	2.860%	12/20/2012	4.056%		1,400	(34)	0	(34)
SLM Corp.	BOA	5.025%	03/20/2013	4.223%		1,300	26	0	26
SLM Corp.	JPM	4.930%	03/20/2013	4.223%		1,500	27	0	27
South Korea Government Bond	CITI	1.000%	03/20/2011	0.478%		1,500	4	9	(5)
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.567%		200	4	2	2
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.590%		3,800	69	20	49
Wells Fargo & Co.	RBS	1.700%	03/20/2013	0.692%		500	13	0	13

							$(472)	$(981)	$509

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	JPM	5.000%	06/20/2015	$	100	$12	$12	$0
CDX.EM-13 Index	MSC	5.000%	06/20/2015		4,600	570	579	(9)
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		100	13	13	0
CDX.EM-14 Index	MSC	5.000%	12/20/2015		2,000	266	260	6
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		4,815	(10)	0	(10)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012		1,156	(1)	0	(1)
CDX.HY-14 5-Year Index	CITI	5.000%	06/20/2015		4,000	(12)	(78)	66
CDX.HY-14 5-Year Index	MSC	5.000%	06/20/2015		12,000	(90)	(502)	412
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		3,000	(74)	(91)	17
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		3,858	48	0	48
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		193	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		385	4	0	4
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		964	10	0	10

						$738	$193	$545

118	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,300	$103	$0	$103
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,000	49	0	49
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	1,800	(15)	(33)	18
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		56,900	527	238	289
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		21,000	194	80	114
Pay	1-Year BRL-CDI	11.440%	01/02/2012	UBS		23,900	122	0	122
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	17	0	17
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		65,700	356	86	270

							$1,353	$371	$982

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	102,037	3-Month USD-LIBOR less a specified spread	$ 187,279	10/29/2010	BOA	$7,385
Receive	S&P 500 Index	45,000	3-Month USD-LIBOR less a specified spread	85,903	12/31/2010	CSFB	0

							$7,385

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.500	11/26/2010	22	$6	$9
Call - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	1,234	383	541
Call - CME S&P 500 Index October Futures	1,155.000	10/15/2010	27	54	62
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	22	12	4
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	1,234	303	97
Put - CME S&P 500 Index October Futures	1,070.000	10/15/2010	27	76	24

				$834	$737

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	17,000	$119	$19
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	$	4,100	26	1
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		17,000	41	996
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		17,000	150	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		900	7	0

								$343	$1,016

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	6,000	$14	$15
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		6,000	34	13
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	11/17/2010	$	7,700	10	10
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	11/17/2010		7,700	8	5

							$66	$43

See Accompanying Notes	Semiannual Report	September 30, 2010	119

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,700	$15	$21
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,900	44	62
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,000	7	11

						$66	$94

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	96	$158,700	EUR	17,000	$1,372
Sales	2,918	106,930		12,000	2,255
Closing Buys	(394)	(148,830)		0	(1,781)
Expirations	(54)	(21,600)		0	(352)
Exercised	0	(33,200)		0	(185)

Balance at 09/30/2010	2,566	$62,000	EUR	29,000	$1,309

(i)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$410	$332	0.03%

(j)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Market Value
Fannie Mae	6.000%	10/01/2040	$	19,000	$20,384	$20,416
Freddie Mac	6.000%	10/01/2040		3,000	3,216	3,219

					$23,600	$23,635

(k)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	248	10/2010	CITI	$1	$0	$1
Sell		248	10/2010	CITI	0	(1)	(1)
Buy		400	10/2010	CSFB	11	0	11
Buy		1,224	10/2010	MSC	100	0	100
Buy		248	10/2010	UBS	1	0	1
Buy	BRL	347	10/2010	HSBC	5	0	5
Sell		23,208	10/2010	HSBC	0	(605)	(605)
Buy		3,788	10/2010	JPM	130	0	130
Buy		4,807	10/2010	MSC	141	0	141
Buy		14,266	10/2010	RBS	431	0	431
Buy		24,961	12/2010	HSBC	638	0	638
Buy		173	12/2010	MSC	1	0	1
Buy		1,578	12/2010	RBS	21	0	21
Buy		372	09/2011	BOA	4	0	4
Buy		186	09/2011	MSC	2	0	2
Buy	CAD	310	10/2010	BNP	1	0	1
Sell		516	10/2010	CITI	0	(1)	(1)
Buy		206	10/2010	DUB	1	0	1
Buy		308	11/2010	BCLY	0	(1)	(1)
Buy		309	11/2010	BNP	0	(1)	(1)
Buy		2,669	11/2010	BOA	0	(3)	(3)
Buy		516	11/2010	CITI	1	0	1
Buy		308	11/2010	CSFB	0	(1)	(1)
Buy		605	11/2010	DUB	0	(4)	(4)
Buy		2,592	11/2010	HSBC	34	0	34
Buy		1,157	11/2010	RBC	17	0	17
Buy		284	11/2010	RBS	0	(2)	(2)
Sell	CHF	960	11/2010	CITI	0	(30)	(30)

120	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	31,742	11/2010	BCLY	$73	$0	$73
Buy		584	11/2010	CITI	0	(1)	(1)
Buy		1,494	11/2010	DUB	0	(1)	(1)
Buy		596	11/2010	MSC	0	(1)	(1)
Sell	EUR	9,890	10/2010	UBS	0	(715)	(715)
Sell		110	11/2010	DUB	0	(9)	(9)
Buy	GBP	300	10/2010	CITI	0	(2)	(2)
Sell		800	10/2010	CITI	0	(3)	(3)
Buy		500	10/2010	HSBC	0	(4)	(4)
Buy		800	12/2010	CITI	3	0	3
Sell		771	12/2010	CITI	0	(14)	(14)
Sell		165	12/2010	GSC	0	(2)	(2)
Buy		400	12/2010	RBS	0	(3)	(3)
Sell		373	12/2010	UBS	0	(6)	(6)
Buy	IDR	406,800	10/2010	BOA	6	0	6
Buy		3,030,502	10/2010	CITI	40	0	40
Sell		511,500	10/2010	HSBC	0	0	0
Buy		406,800	10/2010	RBS	6	0	6
Buy		893,997	10/2010	UBS	10	0	10
Buy		9,096,230	11/2010	BCLY	8	0	8
Buy		97,300	11/2010	CITI	1	0	1
Buy		65,320	11/2010	DUB	0	0	0
Buy		1,945,150	11/2010	HSBC	3	0	3
Buy		11,733,000	11/2010	JPM	14	0	14
Buy		1,846,000	04/2011	JPM	3	0	3
Buy		511,500	07/2011	HSBC	0	0	0
Buy	INR	13,974	11/2010	BCLY	9	0	9
Sell	JPY	2,055,850	10/2010	BNP	0	(1,001)	(1,001)
Sell		1,523,165	10/2010	DUB	0	(723)	(723)
Sell		695,641	12/2010	BCLY	0	(74)	(74)
Sell		631,918	12/2010	CSFB	0	(57)	(57)
Buy	KRW	31,461	11/2010	BCLY	1	0	1
Sell		67,830	11/2010	BCLY	0	(3)	(3)
Buy		267,419	11/2010	BOA	7	0	7
Buy		342,914	11/2010	CITI	6	0	6
Sell		597,610	11/2010	CITI	0	(38)	(38)
Buy		58,130	11/2010	DUB	1	0	1
Buy		35,190	11/2010	GSC	1	0	1
Buy		302,519	11/2010	JPM	2	(1)	1
Sell		214,800	11/2010	JPM	0	(14)	(14)
Buy		888,620	11/2010	MSC	17	(1)	16
Buy		116,150	11/2010	RBS	2	0	2
Sell		30,470	11/2010	RBS	0	(2)	(2)
Buy		1,375,918	01/2011	MSC	3	(2)	1
Buy	MXN	1,303	02/2011	BCLY	2	0	2
Buy		5,140	02/2011	CITI	3	(1)	2
Buy		1,273	02/2011	DUB	0	0	0
Buy		19,075	02/2011	JPM	7	0	7
Buy		16,590	02/2011	MSC	4	(5)	(1)
Buy		1,273	02/2011	UBS	0	0	0
Buy	MYR	809	10/2010	BCLY	24	0	24
Sell		310	10/2010	BCLY	0	0	0
Buy		103	10/2010	BOA	3	0	3
Buy		767	10/2010	CITI	20	0	20
Buy		387	10/2010	DUB	7	0	7
Buy		310	02/2011	BCLY	0	0	0
Buy		620	02/2011	HSBC	0	(1)	(1)
Buy		310	02/2011	JPM	0	0	0
Buy	PHP	2,223	11/2010	BCLY	3	0	3
Buy		15,984	11/2010	CITI	8	0	8
Buy		2,130	11/2010	DUB	3	0	3
Buy		26,828	06/2011	BCLY	0	(4)	(4)
Buy		8,972	06/2011	JPM	0	(1)	(1)
Buy	SGD	132	03/2011	CITI	1	0	1
Buy		264	03/2011	HSBC	1	0	1
Buy		132	03/2011	MSC	1	0	1
Buy	TRY	152	01/2011	BCLY	3	0	3
Buy		303	01/2011	CITI	5	0	5
Buy		151	01/2011	CSFB	2	0	2
Buy		750	01/2011	HSBC	8	0	8
Buy		902	01/2011	JPM	11	0	11
Buy	TWD	3,763	10/2010	BCLY	0	(1)	(1)
Buy		512	10/2010	CITI	0	0	0
Buy		3,068	10/2010	DUB	0	(1)	(1)

See Accompanying Notes	Semiannual Report	September 30, 2010	121

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	TWD	1,207	01/2011	DUB	$0	$0	$0
Buy		738	01/2011	JPM	0	0	0
Buy		1,137	01/2011	MSC	0	0	0
Buy		616	01/2011	UBS	0	0	0
Buy	ZAR	1,443	10/2010	BCLY	6	0	6
Buy		723	10/2010	BOA	3	0	3
Buy		2,217	10/2010	CITI	17	0	17
Buy		2,949	10/2010	HSBC	21	0	21
Buy		1,460	10/2010	JPM	9	0	9
Buy		2,210	10/2010	MSC	16	0	16
Buy		1,441	10/2010	UBS	6	0	6
Buy		728	01/2011	BCLY	3	0	3
Buy		728	01/2011	JPM	3	0	3
Buy		760	09/2011	BCLY	3	0	3
Buy		760	09/2011	MSC	3	0	3

					$1,962	$(3,340)	$(1,378)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$1,007	$0	$1,007
Corporate Bonds & Notes
Banking & Finance	0	183,127	1,193	184,320
Industrials	0	58,748	0	58,748
Utilities	0	39,743	0	39,743
Municipal Bonds & Notes
Illinois	0	5,210	0	5,210
New Jersey	0	15,129	0	15,129
U.S. Government Agencies	0	242,564	0	242,564
U.S. Treasury Obligations	0	50,402	0	50,402
Mortgage-Backed Securities	0	59,527	332	59,859
Asset-Backed Securities	0	24,418	6,122	30,540
Sovereign Issues	0	8,893	0	8,893
Convertible Preferred Securities
Banking & Finance	937	0	0	937
Consumer Discretionary	0	565	0	565
Preferred Securities
Banking & Finance	0	0	7,046	7,046
Short-Term Instruments
Certificates of Deposit	0	594	0	594
Repurchase Agreements	0	14,557	0	14,557
Japan Treasury Bills	0	42,881	0	42,881

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
U.S. Treasury Bills	$0	$1,780	$0	$1,780
PIMCO Short-Term Floating NAV Portfolio	202,323	0	0	202,323
Investments, at value	$203,260	$749,145	$14,693	$967,098

Short Sales, at value	$0	$(23,635)	$0	$(23,635)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,972	0	1,972
Equity Contracts	21,753	7,385	0	29,138
Foreign Exchange Contracts	0	1,962	0	1,962
Interest Rate Contracts	601	982	0	1,583
	$22,354	$12,301	$0	$34,655

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(918)	(43)	(961)
Equity Contracts	(86)	0	0	(86)
Foreign Exchange Contracts	0	(3,340)	0	(3,340)
Interest Rate Contracts	0	(1,667)	(94)	(1,761)
	$(86)	$(5,925)	$(137)	$(6,148)

Totals	$225,528	$731,886	$14,556	$971,970

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$1,061	$0	$0	$0	$0	$132	$0	$0	$1,193	$132
U.S. Government Agencies	7,894	(7,899)	0	0	0	5	0	0	0	0
Mortgage-Backed Securities	351	0	(46)	0	0	27	0	0	332	16
Asset-Backed Securities	3,089	3,377	(568)	9	27	188	0	0	6,122	188
Preferred Securities
Banking & Finance	7,441	0	0	0	0	(395)	0	0	7,046	(395)

Investments, at value	$19,836	$(4,522)	$(614)	$9	$27	$(43)	$0	$0	$14,693	$(59)

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(152)	202	(66)	0	(19)	(8)	0	0	(43)	23
Interest Rate Contracts	(21)	0	(43)	0	0	(30)	0	0	(94)	(30)

	$(173)	$202	$(109)	$0	$(19)	$(38)	$0	$0	$(137)	$(7)

Totals	$19,663	$(4,320)	$(723)	$9	$8	$(81)	$0	$0	$14,556	$(66)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.

122	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(m)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$4	$0	$0	$0	$0	$4
Unrealized appreciation on foreign currency contracts	0	1,962	0	0	0	1,962
Unrealized appreciation on swap agreements	982	0	1,972	7,385	0	10,339

	$986	$1,962	$1,972	$7,385	$0	$12,305

Liabilities:
Written options outstanding	$1,761	$0	$43	$86	$0	$1,890
Variation margin payable (2)	0	0	0	2,395	0	2,395
Unrealized depreciation on foreign currency contracts	0	3,340	0	0	0	3,340
Unrealized depreciation on swap agreements	0	0	918	0	0	918

	$1,761	$3,340	$961	$2,481	$0	$8,543

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(22)	$0	$(22)
Net realized gain (loss) on futures contracts, written options and swaps	(625)	133	1,454	(3,315)	0	(2,353)
Net realized (loss) on foreign currency transactions	0	(658)	0	0	0	(658)

	$(625)	$(525)	$1,454	$(3,337)	$0	$(3,033)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(746)	$(8)	$206	$2,635	$0	$2,087
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(1,814)	0	0	0	(1,814)

	$(746)	$(1,822)	$206	$2,635	$0	$273

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $22,354 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	123

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 43.4%

BANKING & FINANCE 15.0%

American Express Co.
8.150% due 03/19/2038	$2,600	$3,681

American International Group, Inc.
5.850% due 01/16/2018	900	936

Anadarko Finance Co.
7.500% due 05/01/2031	900	976

Banco do Brasil S.A.
6.000% due 01/22/2020	1,300	1,456

Bank of America Corp.
5.650% due 05/01/2018	500	531
5.750% due 12/01/2017	500	535
7.625% due 06/01/2019	3,500	4,157

Barclays Bank PLC
7.434% due 09/29/2049	1,000	1,030
10.179% due 06/12/2021	740	989

Barrick International Barbados Corp.
6.350% due 10/15/2036	600	697

Bear Stearns Cos. LLC
6.400% due 10/02/2017	600	700
7.250% due 02/01/2018	700	854

BNP Paribas
5.186% due 06/29/2049	700	663

Cantor Fitzgerald LP
7.875% due 10/15/2019	600	631

Capital One Bank USA N.A.
8.800% due 07/15/2019	400	512

Capital One Capital VI
8.875% due 05/15/2040	1,700	1,798

Citigroup, Inc.
5.875% due 05/29/2037	2,100	2,097
6.125% due 08/25/2036	700	684
6.625% due 06/15/2032	600	622
6.875% due 03/05/2038	2,800	3,138
8.125% due 07/15/2039	1,200	1,521

Credit Agricole S.A.
6.637% due 05/29/2049	200	183

Credit Suisse USA, Inc.
0.576% due 08/16/2011	700	701

Ford Motor Credit Co. LLC
7.500% due 08/01/2012	1,300	1,380
7.800% due 06/01/2012	1,300	1,383

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014	1,700	2,043

General Electric Capital Corp.
5.875% due 01/14/2038	700	713
6.750% due 03/15/2032	2,900	3,234
6.875% due 01/10/2039	4,400	5,070

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	1,400	1,540
7.500% due 02/15/2019	2,800	3,337

HBOS Capital Funding LP
6.071% due 06/29/2049	600	534

HBOS PLC
6.750% due 05/21/2018	1,900	1,912

HSBC Bank USA N.A.
7.000% due 01/15/2039	550	664

HSBC USA Capital Trust I
7.808% due 12/15/2026	350	360

JPMorgan Chase & Co.
6.400% due 05/15/2038	3,200	3,842

Lehman Brothers Holdings, Inc.
7.500% due 05/11/2038 (a)	500	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch & Co., Inc.
6.110% due 01/29/2037	$200	$196

Morgan Stanley
6.625% due 04/01/2018	1,800	1,998
7.250% due 04/01/2032	400	468

New York Life Insurance Co.
6.750% due 11/15/2039	1,200	1,485

Prudential Financial, Inc.
6.625% due 12/01/2037	700	791

Rabobank Capital Funding Trust II
5.260% due 12/29/2049	2,400	2,382

Rabobank Nederland NV
11.000% due 06/29/2049	1,125	1,467

Sallie Mae, Inc.
0.000% due 10/03/2022	655	412

UBS AG
5.750% due 04/25/2018	400	452
5.875% due 12/20/2017	100	113

Wachovia Bank N.A.
5.850% due 02/01/2037	750	773
6.600% due 01/15/2038	1,000	1,139

Wells Fargo & Co.
5.375% due 02/07/2035	200	212

Wells Fargo Bank N.A.
5.950% due 08/26/2036	400	417

		67,410

INDUSTRIALS 16.6%

Altria Group, Inc.
9.250% due 08/06/2019	1,200	1,611
9.950% due 11/10/2038	1,900	2,746
10.200% due 02/06/2039	300	445

Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037	900	1,069

Anheuser-Busch InBev Worldwide, Inc.
7.750% due 01/15/2019	900	1,169
8.000% due 11/15/2039	700	994
8.200% due 01/15/2039	900	1,293

ArcelorMittal
7.000% due 10/15/2039	2,500	2,561

Baker Hughes, Inc.
5.125% due 09/15/2040	1,100	1,150

Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	700	797

Canadian Natural Resources Ltd.
6.250% due 03/15/2038	2,000	2,307

Caterpillar, Inc.
6.050% due 08/15/2036	400	485

Cenovus Energy, Inc.
6.750% due 11/15/2039	1,300	1,575

Comcast Corp.
6.400% due 05/15/2038	2,450	2,718
6.500% due 11/15/2035	200	224
6.950% due 08/15/2037	700	823
7.050% due 03/15/2033	600	705

Cox Communications, Inc.
8.375% due 03/01/2039	900	1,212

CSX Corp.
6.150% due 05/01/2037	1,000	1,141

CVS Pass-Through Trust
7.507% due 01/10/2032	2,275	2,677

Devon Financing Corp. ULC
7.875% due 09/30/2031	400	537

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DirecTV Holdings LLC
6.000% due 08/15/2040	$1,100	$1,140

Dow Chemical Co.
9.400% due 05/15/2039	1,200	1,704

EnCana Corp.
6.500% due 08/15/2034	600	700
6.625% due 08/15/2037	800	943

Energy Transfer Partners LP
6.625% due 10/15/2036	500	542
7.500% due 07/01/2038	1,200	1,420

Enterprise Products Operating LLC
5.750% due 03/01/2035	200	207

Gazprom Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,068
8.625% due 04/28/2034	200	255

HJ Heinz Finance Co.
7.125% due 08/01/2039	1,700	2,166

International Business Machines Corp.
5.600% due 11/30/2039	770	890

Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	400	402
6.500% due 02/01/2037	400	433
6.950% due 01/15/2038	2,900	3,312

Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	200	220

Nucor Corp.
6.400% due 12/01/2037	200	240

Pemex Project Funding Master Trust
9.125% due 10/13/2010	175	176

Petrobras International Finance Co.
6.875% due 01/20/2040	500	575
7.875% due 03/15/2019	1,700	2,128

Pfizer, Inc.
7.200% due 03/15/2039	1,200	1,638

Philip Morris International, Inc.
6.375% due 05/16/2038	700	866

Plains All American Pipeline LP
6.650% due 01/15/2037	100	109

Roche Holdings, Inc.
7.000% due 03/01/2039	400	538

Rockies Express Pipeline LLC
6.875% due 04/15/2040	1,000	989

Siemens Financieringsmaatschappij NV
6.125% due 08/17/2026	300	354

Suncor Energy, Inc.
6.500% due 06/15/2038	200	230
6.850% due 06/01/2039	800	962

Target Corp.
6.500% due 10/15/2037	500	614

Teck Resources Ltd.
6.000% due 08/15/2040	1,300	1,368

Tennessee Gas Pipeline Co.
7.625% due 04/01/2037	100	116
8.375% due 06/15/2032	2,400	2,918

Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	600	723

Time Warner Cable, Inc.
6.550% due 05/01/2037	3,200	3,620
6.750% due 06/15/2039	100	116
7.300% due 07/01/2038	800	986

Time Warner, Inc.
6.500% due 11/15/2036	800	900

124	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TransCanada Pipelines Ltd.
6.200% due 10/15/2037	$100	$113
7.250% due 08/15/2038	300	385
7.625% due 01/15/2039	500	669

Transocean, Inc.
6.800% due 03/15/2038	200	206
7.500% due 04/15/2031	1,000	1,048

Union Pacific Railroad Co. 2004 Pass-Through Trust
5.404% due 07/02/2025	873	948

United Technologies Corp.
6.125% due 07/15/2038	700	848

Vale Overseas Ltd.
6.250% due 01/23/2017	200	229
6.875% due 11/10/2039	2,800	3,222

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	900	1,089
6.500% due 08/15/2037	500	626

Williams Cos., Inc.
7.500% due 01/15/2031	1,200	1,361
8.750% due 03/15/2032	222	279

		74,830

UTILITIES 11.8%

Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,631

AT&T Corp.
8.000% due 11/15/2031	238	319

AT&T, Inc.
5.350% due 09/01/2040	8,018	8,083
6.400% due 05/15/2038	200	229
6.550% due 02/15/2039	600	700

British Telecommunications PLC
9.875% due 12/15/2030	600	837

Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	514

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	4,300	6,036

Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	849

EDF S.A.
6.950% due 01/26/2039	1,300	1,702

Entergy Arkansas, Inc.
5.660% due 02/01/2025	1,500	1,573

FirstEnergy Corp.
7.375% due 11/15/2031	400	436

FirstEnergy Solutions Corp.
6.800% due 08/15/2039	2,900	2,931

France Telecom S.A.
8.500% due 03/01/2031	1,300	1,885

Georgia Power Co.
5.950% due 02/01/2039	300	350

Indiana Michigan Power Co.
6.050% due 03/15/2037	500	556

MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	400	451
6.500% due 09/15/2037	1,600	1,927

NGPL PipeCo LLC
7.768% due 12/15/2037	2,100	2,180

Pacific Gas & Electric Co.
6.050% due 03/01/2034	400	455
6.250% due 03/01/2039	200	235

PacifiCorp
6.000% due 01/15/2039	1,300	1,537

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Progress Energy, Inc.
7.750% due 03/01/2031	$400	$529

PSEG Power LLC
8.625% due 04/15/2031	400	543

Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,203

Southern California Edison Co.
5.625% due 02/01/2036	200	228
6.000% due 01/15/2034	300	357

Telecom Italia Capital S.A.
7.721% due 06/04/2038	1,500	1,699

Verizon Communications, Inc.
6.900% due 04/15/2038	1,900	2,317
7.350% due 04/01/2039	3,900	5,024

Virginia Electric and Power Co.
8.875% due 11/15/2038	1,000	1,527

Vodafone Group PLC
6.150% due 02/27/2037	3,400	3,995

		52,838

Total Corporate Bonds & Notes (Cost $170,872)		195,078

CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%

Transocean, Inc.
1.625% due 12/15/2037	200	200

Total Convertible Bonds & Notes (Cost $196)		200

MUNICIPAL BONDS & NOTES 4.6%

CALIFORNIA 1.1%

California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049	1,300	1,452

California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034	700	762
7.550% due 04/01/2039	1,400	1,524

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	170	110

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
5.716% due 07/01/2039	1,100	1,130

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	100	101

		5,079

CONNECTICUT 0.1%

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	200	225

DISTRICT OF COLUMBIA 0.3%

District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	1,300	1,397

ILLINOIS 0.2%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	900	971

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 0.2%

Michigan State University Revenue Bonds, Series 2010
6.173% due 02/15/2050	$1,000	$1,067

NEVADA 0.4%

Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.013% due 06/01/2039	1,200	1,390
7.100% due 06/01/2039	200	211

		1,601

NEW YORK 0.5%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.750% due 06/15/2041	1,200	1,295

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.508% due 08/01/2037	1,000	1,040

		2,335

NORTH CAROLINA 0.1%

North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	300	326

OHIO 0.0%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	73

TEXAS 1.3%

Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, Series 2009
6.629% due 02/15/2038	1,500	1,639

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	2,100	2,295

Texas State Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	1,800	1,936

		5,870

UTAH 0.3%

Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	1,300	1,521

WASHINGTON 0.1%

King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	207

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	78

Total Municipal Bonds & Notes (Cost $19,158)		20,750

U.S. GOVERNMENT AGENCIES 12.1%

Fannie Mae
0.000% due 06/01/2017	2,400	2,038
0.456% due 10/27/2037	400	399

See Accompanying Notes	Semiannual Report	September 30, 2010	125

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 03/01/2039 - 10/01/2040	$3,486	$3,709
5.625% due 04/17/2028	100	120
6.000% due 04/18/2036	900	1,035

Financing Corp.
0.000% due 12/06/2018 - 12/27/2018	10,400	8,384
8.600% due 09/26/2019	1,470	2,128

Freddie Mac
5.000% due 04/15/2038	300	329

Ginnie Mae
5.500% due 10/20/2037	350	385

Israel Government AID Bond
5.500% due 09/18/2023 - 09/18/2033	3,400	4,159

Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	26,200	16,681

Small Business Administration
5.290% due 12/01/2027	547	611

Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,361
4.875% due 01/15/2048	1,900	2,124
5.250% due 09/15/2039	3,400	3,961
5.375% due 04/01/2056	1,200	1,442
5.500% due 06/15/2038	1,600	1,938
5.880% due 04/01/2036	3,000	3,777

Total U.S. Government Agencies (Cost $49,122)		54,581

U.S. TREASURY OBLIGATIONS 33.9%

Treasury Inflation Protected Securities (d)
2.125% due 02/15/2040	101	113
2.375% due 01/15/2025	231	266
2.375% due 01/15/2027	1,784	2,059
2.500% due 01/15/2029	863	1,018

U.S. Treasury Bonds
4.250% due 05/15/2039	1,600	1,759
4.375% due 11/15/2039 (h)(i)	13,300	14,919
4.500% due 08/15/2039	6,500	7,441
5.375% due 02/15/2031 (h)(i)	13,600	17,510
5.500% due 08/15/2028	20,800	26,972
6.250% due 08/15/2023 (h)(i)	8,100	10,970
7.250% due 08/15/2022 (h)	1,000	1,450
8.000% due 11/15/2021 (h)	1,800	2,715

U.S. Treasury Strips
0.000% due 11/15/2021 (i)	40,800	29,288
0.000% due 08/15/2023 (i)	7,500	4,975
0.000% due 02/15/2027 (i)	3,900	2,177
0.000% due 05/15/2028	1,000	525
0.000% due 08/15/2028 (i)	10,800	5,596
0.000% due 05/15/2032	1,100	477

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 11/15/2034		$200	$77
0.000% due 05/15/2037		300	104
0.000% due 05/15/2038		900	307
0.000% due 05/15/2039 (i)		50,000	16,121
0.000% due 08/15/2039 (i)		17,200	5,479
0.000% due 11/15/2039		500	157

Total U.S. Treasury Obligations (Cost $144,654)			152,475

MORTGAGE-BACKED SECURITIES 0.3%

Citigroup Mortgage Loan Trust, Inc.
3.074% due 03/25/2034		400	403

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		700	739

Indymac IMSC Mortgage Loan Trust
0.436% due 07/25/2047		302	142

Structured Asset Mortgage Investments, Inc.
0.446% due 07/25/2046		137	83
0.476% due 05/25/2036		259	148

Thornburg Mortgage Securities Trust
0.356% due 03/25/2037		56	55

Total Mortgage-Backed Securities (Cost $1,544)			1,570

ASSET-BACKED SECURITIES 0.1%

HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036		15	14

SLM Student Loan Trust
1.998% due 04/25/2023		517	535

Total Asset-Backed Securities (Cost $521)			549

SOVEREIGN ISSUES 2.9%

Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		1,600	1,734
6.500% due 06/10/2019		800	927

Brazil Government International Bond
10.250% due 01/10/2028	BRL	3,750	2,486

Colombia Government International Bond
6.125% due 01/18/2041		$1,200	1,380

Mexico Government International Bond
5.950% due 03/19/2019		2,800	3,300
6.050% due 01/11/2040		1,200	1,380

Province of Ontario Canada
4.600% due 06/02/2039	CAD	200	207

Qatar Government International Bond
6.400% due 01/20/2040		$1,300	1,553

Total Sovereign Issues (Cost $11,399)			12,967

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011	9,300	$80

Total Convertible Preferred Securities (Cost $698)		80

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.2%

REPURCHASE AGREEMENTS 1.6%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	$6,000	6,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $6,121. Repurchase proceeds are $6,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	1,260	1,260
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $1,287. Repurchase proceeds are $1,260.)

		7,260

U.S. TREASURY BILLS 0.5%
0.105% due 10/07/2010 - 10/28/2010 (b)(f)(g)	2,340	2,340

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 12.1%
	5,409,981	54,197

Total Short-Term Instruments (Cost $63,797)		63,797

PURCHASED OPTIONS (k) 0.0%
(Cost $36)		0

Total Investments 111.5% (Cost $461,997)		$502,047

Written Options (l) (0.2%) (Premiums $468)		(1,091)

Other Assets and Liabilities (Net) (11.3%)		(50,966)

Net Assets 100.0%		$449,990

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $1,460 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	Securities with an aggregate market value of $880 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $34,042 at a weighted average interest rate of 0.221%. On September 30, 2010, securities valued at $39,052 were pledged as collateral for reverse repurchase agreements.

126	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(i)	Securities with an aggregate market value of $38,481 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	428	$302
90-Day Eurodollar March Futures	Long	03/2012	139	41
90-Day Eurodollar September Futures	Long	09/2011	102	166
E-mini S&P 500 Index December Futures	Long	12/2010	424	819
S&P 500 Index December Futures	Long	12/2010	1,485	15,237
U.S. Treasury 30-Year Bond December Futures	Long	12/2010	49	54

				$16,619

(j)	Swap agreements outstanding on September 30, 2010:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY	MXN	26,800	$276	$19	$257
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	JPM	CAD	2,000	145	12	133
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY	$	8,000	145	180	(35)
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	RBS		25,000	450	534	(84)

							$1,016	$745	$271

(k)	Purchased options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index December Futures	$400.000	12/16/2010	500	$14	$0
Put - CME S&P 500 Index December Futures	425.000	12/16/2010	745	22	0

				$36	$0

(l)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME S&P 500 Index October Futures	$1,155.000	10/15/2010	14	$28	$32
Put - CME S&P 500 Index October Futures	1,070.000	10/15/2010	14	39	12

				$67	$44

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	8,100	$27	$474
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		8,100	58	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		7,300	18	428
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		7,300	65	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		9,700	75	0
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		13,500	119	90

								$362	$992

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$4,300	$39	$55

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2010	308	$96,700	$881
Sales	598	79,400	1,542
Closing Buys	(850)	(117,800)	(1,842)
Expirations	(28)	0	(113)
Exercised	0	0	0

Balance at 09/30/2010	28	$58,300	$468

See Accompanying Notes	Semiannual Report	September 30, 2010	127

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

(m)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	10/01/2040	$1,000	$1,074	$1,075

(n)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	2,432	10/2010	HSBC	$64	$0	$64
Sell		2,432	10/2010	JPM	0	(84)	(84)
Sell		2,432	12/2010	HSBC	0	(65)	(65)
Sell	CAD	13	11/2010	DUB	0	0	0
Sell		211	11/2010	MSC	0	(4)	(4)
Sell		36	11/2010	RBC	0	(1)	(1)
Sell		6	11/2010	RBS	0	0	0
Buy	CNY	259	11/2010	BCLY	0	0	0
Buy		424	11/2010	CITI	0	0	0
Buy		1,099	11/2010	DUB	0	(1)	(1)
Sell		12,583	11/2010	DUB	0	(11)	(11)
Buy		437	11/2010	MSC	0	0	0
Buy		12,583	11/2010	UBS	0	(12)	(12)
Buy		266	01/2011	BOA	0	0	0
Buy		465	01/2011	MSC	0	0	0
Buy		2,807	04/2011	BCLY	1	0	1
Buy		2,794	04/2011	HSBC	1	0	1
Buy		1,491	04/2011	MSC	1	0	1
Buy		3,504	04/2011	RBS	1	0	1
Buy		499	06/2011	BCLY	1	0	1
Buy		12,583	06/2011	DUB	4	0	4
Buy		460	06/2011	RBS	1	0	1
Sell	EUR	10,255	10/2010	UBS	0	(741)	(741)
Buy		10,143	11/2010	DUB	833	0	833
Sell	GBP	47	12/2010	UBS	0	(1)	(1)
Buy	KRW	619,320	11/2010	BCLY	31	0	31
Buy		610,160	11/2010	CITI	27	0	27
Buy		277,870	11/2010	RBS	15	0	15
Buy	MXN	34,978	02/2011	BOA	15	0	15
Buy	SGD	1,070	03/2011	BOA	18	0	18
Buy		261	03/2011	DUB	3	0	3
Buy		220	03/2011	JPM	4	0	4
Buy		260	03/2011	RBS	5	0	5

					$1,025	$(920)	$105

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$67,410	$0	$67,410
Industrials	0	74,830	0	74,830
Utilities	0	52,838	0	52,838
Convertible Bonds & Notes
Industrials	0	200	0	200
Municipal Bonds & Notes
California	0	5,079	0	5,079
Connecticut	0	225	0	225
District of Columbia	0	1,397	0	1,397
Illinois	0	971	0	971
Michigan	0	1,067	0	1,067
Nevada	0	1,601	0	1,601
New York	0	2,335	0	2,335
North Carolina	0	326	0	326
Ohio	0	73	0	73
Texas	0	5,870	0	5,870
Utah	0	1,521	0	1,521
Washington	0	207	0	207
West Virginia	0	78	0	78
U.S. Government Agencies	0	54,581	0	54,581
U.S. Treasury Obligations	0	152,475	0	152,475
Mortgage-Backed Securities	0	1,570	0	1,570
Asset-Backed Securities	0	549	0	549
Sovereign Issues	0	12,967	0	12,967

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Convertible Preferred Securities
Banking & Finance	$80	$0	$0	$80
Short-Term Instruments
Repurchase Agreements	0	7,260	0	7,260
U.S. Treasury Bills	0	2,340	0	2,340
PIMCO Short-Term Floating NAV Portfolio	54,197	0	0	54,197
Purchased Options
Equity Contracts	0	0	0	0
Investments, at value	$54,277	$447,770	$0	$502,047

Short Sales, at value	$0	$(1,075)	$0	$(1,075)

Financial Derivative Instruments (7) - Assets
Equity Contracts	16,056	0	0	16,056
Foreign Exchange Contracts	0	1,025	0	1,025
Interest Rate Contracts	563	390	0	953
	$16,619	$1,415	$0	$18,034

Financial Derivative Instruments (7) - Liabilities
Equity Contracts	(44)	0	0	(44)
Foreign Exchange Contracts	0	(920)	0	(920)
Interest Rate Contracts	0	(1,111)	(55)	(1,166)
	$(44)	$(2,031)	$(55)	$(2,130)

Totals	$70,852	$446,079	$(55)	$516,876

128	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$(39)	$0	$0	$(16)	$0	$0	$(55)	$(16)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(p)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$3	$0	$0	$0	$0	$3
Unrealized appreciation on foreign currency contracts	0	1,025	0	0	0	1,025
Unrealized appreciation on swap agreements	390	0	0	0	0	390

	$393	$1,025	$0	$0	$0	$1,418

Liabilities:
Written options outstanding	$1,047	$0	$0	$44	$0	$1,091
Variation margin payable (2)	0	0	0	1,647	0	1,647
Unrealized depreciation on foreign currency contracts	0	920	0	0	0	920
Unrealized depreciation on swap agreements	119	0	0	0	0	119

	$1,166	$920	$0	$1,691	$0	$3,777

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(107)	$0	$(107)
Net realized gain (loss) on futures contracts, written options and swaps	3,923	0	0	(6,048)	0	(2,125)
Net realized gain on foreign currency transactions	0	932	0	0	0	932

	$3,923	$932	$0	$(6,155)	$0	$(1,300)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$(22)	$0	$(22)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(1,876)	0	0	2,008	0	132
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(733)	0	0	0	(733)

	$(1,876)	$(733)	$0	$1,986	$0	$(623)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $16,619 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	129

Schedule of Investments PIMCO StocksPLUS® Total Return Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 29.4%

BANKING & FINANCE 23.5%

AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$100	$123

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		300	332

Ally Financial, Inc.
6.000% due 12/15/2011		100	102
6.625% due 05/15/2012		100	105
6.875% due 08/28/2012		1,600	1,669
7.500% due 09/15/2020		100	107

American Express Bank FSB
5.500% due 04/16/2013		500	545
5.550% due 10/17/2012		300	323

American Express Centurion Bank
6.000% due 09/13/2017		1,000	1,142

American Express Credit Corp.
5.875% due 05/02/2013		300	330

American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		200	208

American General Finance Corp.
4.875% due 07/15/2012		200	190
6.900% due 12/15/2017		700	588

American International Group, Inc.
5.050% due 10/01/2015		100	102
5.850% due 01/16/2018		2,300	2,392

Bank of America Corp.
0.706% due 08/15/2016		100	90
6.500% due 08/01/2016		1,000	1,126

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		100	106

Bank of Montreal
2.850% due 06/09/2015		100	105

Bank of Scotland PLC
4.880% due 04/15/2011		2,400	2,454

Barclays Bank PLC
5.450% due 09/12/2012		3,000	3,250
6.050% due 12/04/2017		600	652

BBVA Bancomer S.A.
7.250% due 04/22/2020		500	538

Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,600	1,866

BNP Paribas
0.931% due 04/08/2013		300	299
5.186% due 06/29/2049		1,200	1,137

CIT Group, Inc.
7.000% due 05/01/2013		128	129
7.000% due 05/01/2014		42	42
7.000% due 05/01/2015		142	142
7.000% due 05/01/2016		71	70
7.000% due 05/01/2017		99	97

Citigroup, Inc.
2.384% due 08/13/2013		200	202
5.500% due 04/11/2013		1,500	1,611
6.000% due 08/15/2017		1,900	2,056
8.500% due 05/22/2019		100	124

Deutsche Bank AG
1.169% due 02/17/2015		800	783

Dexia Credit Local
2.000% due 03/05/2013		2,200	2,218

Ford Motor Credit Co. LLC
7.250% due 10/25/2011		400	420
7.375% due 02/01/2011		1,200	1,222

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	200	279

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gazprom Via White Nights Finance BV
10.500% due 03/25/2014		$1,200	$1,442

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	2,000	2,352
5.875% due 01/14/2038		$500	510

Goldman Sachs Group, Inc.
6.150% due 04/01/2018		400	444
6.250% due 09/01/2017		1,200	1,347

International Lease Finance Corp.
5.000% due 09/15/2012		200	200
5.450% due 03/24/2011		1,000	1,009
6.750% due 09/01/2016		100	108

JPMorgan Chase & Co.
6.000% due 01/15/2018		400	458

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,300	1,478

JPMorgan Chase Capital XX
6.550% due 09/15/2066		100	102

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		1,800	407

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		700	690
6.050% due 08/15/2012		1,200	1,288
6.875% due 04/25/2018		1,000	1,123

MetLife, Inc.
6.400% due 12/15/2066		300	282

Morgan Stanley
2.876% due 05/14/2013		300	306

National Australia Bank Ltd.
2.550% due 01/13/2012		400	410
5.350% due 06/12/2013		400	439

Petroleum Export Ltd.
5.265% due 06/15/2011		27	27

Principal Life Income Funding Trusts
5.550% due 04/27/2015		500	553

Resona Bank Ltd.
5.850% due 09/29/2049		200	200

Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		2,000	2,015
2.625% due 05/11/2012		1,800	1,849
6.990% due 10/29/2049 (a)		700	571

SLM Corp.
3.173% due 01/31/2014		1,100	954

State Bank of India
4.500% due 07/27/2015		1,000	1,053

State Street Capital Trust IV
1.292% due 06/01/2077		100	73

Temasek Financial I Ltd.
4.300% due 10/25/2019		300	326

TNK-BP Finance S.A.
6.125% due 03/20/2012		100	104

UBS AG
5.750% due 04/25/2018		200	226
5.875% due 12/20/2017		400	453

USB Capital IX
6.189% due 10/29/2049		100	80

Wells Fargo & Co.
0.999% due 08/01/2011	EUR	1,000	1,349
7.980% due 03/29/2049		$1,400	1,480

			54,984

INDUSTRIALS 4.7%

Alcoa, Inc.
6.150% due 08/15/2020		200	206

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

America Movil SAB de C.V.
6.125% due 03/30/2040	$1,700	$1,901

AstraZeneca PLC
5.900% due 09/15/2017	300	362
6.450% due 09/15/2037	200	253

Codelco, Inc.
6.150% due 10/24/2036	100	119

Dow Chemical Co.
4.850% due 08/15/2012	600	635
6.000% due 10/01/2012	100	108

Gerdau Trade, Inc.
5.750% due 01/30/2021 (b)	100	102

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	1,300	1,471

Kraft Foods, Inc.
6.125% due 02/01/2018	500	590

Ohio National Financial Services, Inc.
6.375% due 04/30/2020	1,600	1,741

Peabody Energy Corp.
7.875% due 11/01/2026	100	111

Philip Morris International, Inc.
6.375% due 05/16/2038	200	247

President and Fellows of Harvard College
6.000% due 01/15/2019	400	486

Rohm and Haas Co.
6.000% due 09/15/2017	400	447

Shell International Finance BV
5.500% due 03/25/2040	100	115

Transocean, Inc.
4.950% due 11/15/2015	200	208

Union Pacific Corp.
5.700% due 08/15/2018	800	934

UnitedHealth Group, Inc.
4.875% due 02/15/2013	300	323

Vale Overseas Ltd.
5.625% due 09/15/2019	600	664

		11,023

UTILITIES 1.2%

Enel Finance International S.A.
6.800% due 09/15/2037	1,600	1,813

Qwest Corp.
7.625% due 06/15/2015	500	572

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	336

		2,721

Total Corporate Bonds & Notes (Cost $64,754)		68,728

MUNICIPAL BONDS & NOTES 3.9%

CALIFORNIA 2.4%

California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.918% due 04/01/2040	1,100	1,193

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	108
7.500% due 04/01/2034	100	109
7.550% due 04/01/2039	100	109

California State University Revenue Bonds, Series 2010
6.434% due 11/01/2030	100	109

130	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	$3,100	$2,349

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	800	851

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	270	214

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	500	523

		5,565

ILLINOIS 0.5%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	700	755

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	200	207

Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035	200	225

		1,187

IOWA 0.2%

Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	500	552

NEVADA 0.0%

Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	100	111

NEW YORK 0.5%

New York State Thruway Authority Revenue Bonds, Series 2010
5.883% due 04/01/2030	1,000	1,107

NORTH CAROLINA 0.1%

North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	200	217

WEST VIRGINIA 0.2%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	570	443

Total Municipal Bonds & Notes (Cost $9,446)		9,182

U.S. GOVERNMENT AGENCIES 42.6%

Fannie Mae
0.316% due 12/25/2036	141	139
0.606% due 07/25/2037 - 03/25/2044	1,436	1,421
0.636% due 07/25/2037	1,067	1,068
0.656% due 09/25/2035	686	685
0.666% due 09/25/2035	1,425	1,424
0.976% due 06/25/2037	1,403	1,412
0.986% due 06/25/2040	4,203	4,225
0.996% due 03/25/2040	1,598	1,612
1.125% due 09/30/2013	100	101
1.586% due 07/01/2044	66	66
1.625% due 10/26/2015	300	300
2.545% due 08/01/2033	60	63
2.688% due 09/01/2033	171	179
2.709% due 05/25/2035	44	47
3.129% due 06/01/2033	223	235

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.653% due 05/01/2036		$9	$9
4.000% due 11/01/2040		11,000	11,275
4.500% due 10/01/2040		46,000	47,912
4.655% due 12/01/2036		41	43
4.868% due 09/01/2034		43	44
5.000% due 04/25/2033 - 10/01/2040		4,717	4,972
5.162% due 01/01/2036		130	137
5.500% due 01/01/2021 - 04/01/2038		6,176	6,623
6.000% due 02/01/2036 - 02/01/2038		3,373	3,643
6.500% due 10/01/2035 - 10/01/2040		5,858	6,397
6.500% due 08/01/2037 (g)		377	412
7.000% due 09/01/2013		3	4

Freddie Mac
0.957% due 08/15/2037		876	881
0.967% due 10/15/2037		239	241
0.977% due 05/15/2037 - 09/15/2037		990	995
1.586% due 02/25/2045		47	47
2.605% due 03/01/2034		261	273
2.721% due 02/01/2024		17	18
4.500% due 10/01/2040		1,000	1,040
5.500% due 08/15/2030 - 07/01/2038		725	769
8.000% due 01/01/2017		5	5

Ginnie Mae
3.375% due 03/20/2027		3	3
6.000% due 05/15/2033 - 04/15/2034		23	25
8.000% due 02/15/2030		1	2

Small Business Administration
5.520% due 06/01/2024		924	1,008

Total U.S. Government Agencies (Cost $98,829)			99,755

U.S. TREASURY OBLIGATIONS 9.2%

Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025 (g)		1,503	1,729
3.875% due 04/15/2029 (g)		2,122	2,950

U.S. Treasury Notes
1.250% due 08/31/2015		700	700
1.875% due 06/30/2015 (g)		4,700	4,845
1.875% due 09/30/2017		200	200
2.125% due 05/31/2015 (g)		1,800	1,877
2.500% due 04/30/2015 (g)		2,700	2,863
2.750% due 11/30/2016 (g)		1,500	1,595
3.000% due 02/28/2017		900	968
3.125% due 01/31/2017		300	325
3.125% due 04/30/2017 (g)		2,300	2,490
3.250% due 12/31/2016		400	437
9.250% due 02/15/2016		400	563

Total U.S. Treasury Obligations (Cost $20,898)			21,542

MORTGAGE-BACKED SECURITIES 5.8%

American Home Mortgage Investment Trust
2.678% due 02/25/2045		172	150

Arran Residential Mortgages Funding PLC
2.403% due 05/16/2047	EUR	1,000	1,361

Banc of America Commercial Mortgage, Inc.
5.928% due 05/10/2045		$400	439

Banc of America Funding Corp.
2.893% due 05/25/2035		312	310
5.939% due 01/20/2047		398	294

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		21	21

BCRR Trust
5.858% due 07/17/2040		500	545

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
2.961% due 04/25/2033	$3	$3
3.349% due 01/25/2034	89	86
3.580% due 01/25/2034	4	3

Bear Stearns Alt-A Trust
2.848% due 05/25/2035	742	583
2.984% due 09/25/2035	163	124

Citigroup Mortgage Loan Trust, Inc.
2.650% due 12/25/2035	100	97

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	200	208

Countrywide Alternative Loan Trust
0.436% due 05/25/2047	413	230
6.000% due 10/25/2033	53	53

Countrywide Home Loan Mortgage Pass-Through Trust
3.172% due 02/20/2035	780	684
4.669% due 02/20/2036	101	79

Credit Suisse First Boston Mortgage Securities Corp.
1.842% due 05/25/2032	1	1

First Horizon Asset Securities, Inc.
2.923% due 08/25/2035	254	245

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046	152	139
0.336% due 01/25/2047	204	192

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	107
5.444% due 03/10/2039	100	106

GSR Mortgage Loan Trust
2.573% due 06/25/2034	231	216
5.196% due 11/25/2035	465	453
6.000% due 03/25/2037	163	147

Impac CMB Trust
1.256% due 07/25/2033	65	45

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,300	1,355
5.882% due 02/15/2051	100	105

JPMorgan Mortgage Trust
5.750% due 01/25/2036	201	182

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	200	201

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	194	151
2.160% due 12/25/2032	7	7

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	152	135
1.754% due 01/25/2029	65	63

Prime Mortgage Trust
0.656% due 02/25/2019	6	5
0.656% due 02/25/2034	51	46

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	207	211

Structured Adjustable Rate Mortgage Loan Trust
2.695% due 08/25/2035	173	141

Structured Asset Mortgage Investments, Inc.
0.507% due 07/19/2035	423	391

Structured Asset Securities Corp.
2.841% due 10/25/2035	221	178

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	285	278
0.376% due 10/25/2046	45	44

WaMu Mortgage Pass-Through Certificates
0.546% due 10/25/2045	84	69
0.896% due 12/25/2027	823	742

See Accompanying Notes	Semiannual Report	September 30, 2010	131

Schedule of Investments PIMCO StocksPLUS® Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.370% due 02/25/2046	$297	$222
1.570% due 11/25/2042	47	41
1.770% due 08/25/2042	32	29
3.003% due 02/27/2034	47	47

Wells Fargo Mortgage-Backed Securities Trust
2.931% due 10/25/2035	1,268	1,205
4.576% due 03/25/2036	428	380
4.900% due 01/25/2035	443	432

Total Mortgage-Backed Securities (Cost $14,269)		13,581

ASSET-BACKED SECURITIES 2.4%

Access Group, Inc.
1.798% due 10/27/2025	1,296	1,329

ACE Securities Corp.
0.306% due 12/25/2036	45	43

Ally Auto Receivables Trust
1.320% due 03/15/2012	123	123

Amortizing Residential Collateral Trust
0.836% due 07/25/2032	18	16

Bear Stearns Asset-Backed Securities Trust
0.336% due 10/25/2036	62	58

Centurion CDO VII Ltd.
0.845% due 01/30/2016	1,196	1,147

Chase Issuance Trust
1.792% due 09/15/2015	2,200	2,283

Countrywide Asset-Backed Certificates
0.306% due 05/25/2047	39	38
0.336% due 06/25/2037	46	46
0.736% due 12/25/2031	62	33

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032	13	10

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036	117	116

Fremont Home Loan Trust
0.316% due 01/25/2037	76	69

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034	12	11

MASTR Asset-Backed Securities Trust
0.316% due 11/25/2036	17	17

Nationstar Home Equity Loan Trust
0.376% due 04/25/2037	375	365

Truman Capital Mortgage Loan Trust
0.596% due 01/25/2034	13	12

Total Asset-Backed Securities (Cost $5,648)		5,716

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.0%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	300	$199

Canada Government Bond
2.500% due 09/01/2013	CAD	500	499

Canada Housing Trust No. 1
3.350% due 12/15/2020		500	495

Export-Import Bank of China
4.875% due 07/21/2015		$100	112

Export-Import Bank of Korea
5.125% due 06/29/2020		100	108

Korea Housing Finance Corp.
4.125% due 12/15/2015		300	315

Mexico Government International Bond
5.950% due 03/19/2019		100	118
6.050% due 01/11/2040		100	115

Province of Ontario Canada
4.600% due 06/02/2039	CAD	100	103

Qatar Government International Bond
6.400% due 01/20/2040		$2,100	2,509

Total Sovereign Issues (Cost $4,136)			4,573

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%

BANKING & FINANCE 0.5%

American International Group, Inc.
8.500% due 08/01/2011		21,600	186

Wells Fargo & Co.
7.500% due 12/31/2049		900	905

			1,091

CONSUMER DISCRETIONARY 0.1%

Motors Liquidation Co.
5.250% due 03/06/2032		40,000	314

Total Convertible Preferred Securities (Cost $2,447)			1,405

PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.7%

DG Funding Trust
0.652% due 12/31/2049		217	1,674

Total Preferred Securities (Cost $2,294)			1,674

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 33.2%

REPURCHASE AGREEMENTS 1.5%

Deutsche Bank AG
0.320% due 10/01/2010	$300	$300
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $307. Repurchase proceeds are $300.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	2,000	2,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $2,040. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	1,207	1,207
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $1,231. Repurchase proceeds are $1,207.)

		3,507

U.S. TREASURY BILLS 0.2%
0.097% due 10/14/2010 (e)	549	549

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 31.5%
	7,356,166	73,694

Total Short-Term Instruments (Cost $77,741)		77,750

PURCHASED OPTIONS (i) 0.0%
(Cost $3)		1

Total Investments 129.8% (Cost $300,465)		$303,907

Written Options (j) (0.2%) (Premiums $618)		(356)

Other Assets and Liabilities (Net) (29.6%)		(69,421)

Net Assets 100.0%		$234,130

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $549 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $5,877 at a weighted average interest rate of 0.043%. On September 30, 2010, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $11,099 and cash of $48 have been pledged as collateral for the following open futures contracts on September 30, 2010:

132	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	113	$236
90-Day Eurodollar December Futures	Long	12/2011	9	5
90-Day Eurodollar June Futures	Long	06/2011	40	27
90-Day Eurodollar June Futures	Long	06/2012	9	8
90-Day Eurodollar March Futures	Long	03/2011	126	89
90-Day Eurodollar March Futures	Long	03/2012	9	7
90-Day Eurodollar September Futures	Long	09/2011	15	8
E-mini S&P 500 Index December Futures	Long	12/2010	322	604
S&P 500 Index December Futures	Long	12/2010	388	3,590
U.S. Treasury 5-Year Note December Futures	Long	12/2010	24	32

				$4,606

(h)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%	$	500	$(2)	$(7)	$5
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.099%		1,000	(4)	(10)	6
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.099%		500	(2)	(7)	4
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%		600	(3)	(6)	3
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%		100	(1)	(1)	0
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%		500	(3)	(5)	2
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.136%		700	(1)	0	(1)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.538%		700	(14)	0	(13)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	1.584%		1,400	4	0	4
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%		300	7	4	3
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%		100	2	1	1
Japan Government International Bond	JPM	1.000%	03/20/2015	0.500%		600	13	7	6
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.567%		200	3	1	2
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.567%		100	3	2	1
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		1,000	18	4	14
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.567%		200	3	1	2
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.590%		600	11	4	7

							$34	$(12)	$46

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$	300	$37	$35	$2
CDX.EM-13 Index	DUB	5.000%	06/20/2015		900	111	117	(6)
CDX.EM-13 Index	MSC	5.000%	06/20/2015		700	87	79	8
CDX.EM-14 Index	BCLY	5.000%	12/20/2015		900	120	112	8
CDX.EM-14 Index	DUB	5.000%	12/20/2015		300	40	38	2
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		200	27	26	1
CDX.EM-14 Index	MSC	5.000%	12/20/2015		300	40	39	1
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		100	(3)	(3)	0
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,350	17	0	17
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		386	4	0	4
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		675	7	0	7
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		400	(1)	(2)	1
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		100	0	(1)	1
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015		2,600	(8)	(10)	2
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015		200	(1)	(1)	0

						$477	$429	$48

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2010	133

Schedule of Investments PIMCO StocksPLUS® Total Return Fund (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,100	$49	$0	$49
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	2,500	(21)	(45)	24
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	3	0	3
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	5	0	5
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		600	4	1	3
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		8,300	56	8	48
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		600	4	1	3
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		1,400	10	2	8
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		600	6	3	3
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		1,000	9	4	5
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	4	0	4
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		2,000	9	(1)	10
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		100	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,000	41	0	41
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		500	4	1	3
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,500	44	(10)	54
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		100	6	1	5
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	17	1	16
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	5	0	5
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		200	1	0	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,000	6	1	5
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		1,100	7	2	5
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		2,900	16	4	12
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		700	4	(1)	5
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		200	0	0	0
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		200	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		300	2	0	2
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		100	1	0	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		600	6	1	5
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		800	8	1	7
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		200	3	1	2
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		700	6	1	5
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		100	1	0	1
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		100	0	0	0
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		200	1	1	0
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	2	0	2
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		200	3	1	2
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		600	9	3	6
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	2	1	1
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,000	17	7	10
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	300	(1)	1	(2)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		10,000	(43)	5	(48)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS		2,700	43	0	43
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	600	2	(5)	7
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		600	2	(5)	7
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		2,200	8	(15)	23
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		400	2	(3)	5

							$365	$(33)	$398

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	54,111	3-Month USD-LIBOR less a specified spread	$	99,316	10/29/2010	BOA	$3,917

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$105.500	11/26/2010	80	$1	$1
Put - CME S&P 500 Index December Futures	350.000	12/16/2010	57	2	0

				$3	$1

134	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC Fannie Mae 4.500% due 11/01/2040	$	97.000	11/03/2010	$	1,000	$0	$0

(j)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.500	11/26/2010	11	$3	$4
Call - CME S&P 500 Index October Futures	1,155.000	10/15/2010	6	12	14
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	11	6	2
Put - CME S&P 500 Index October Futures	1,070.000	10/15/2010	6	17	5

				$38	$25

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	$	300	$4	$2
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	9	5
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		700	1	1
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		700	2	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		600	8	4
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,400	31	18
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,300	19	15
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		500	1	1
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,600	18	9
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,800	94	54
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		300	2	2
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		1,100	6	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		1,800	3	3
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		3,400	22	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		300	4	2
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		4,200	44	28
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	11	5
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		300	4	2
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		500	1	1
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		2,700	6	14
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		500	2	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		2,700	11	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,200	25	12
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		1,900	4	4
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		1,900	7	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,100	7	0
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		500	3	3
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		5,500	43	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		600	9	4
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		3,000	29	20
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,500	26	19
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		1,200	30	17
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		9,600	76	64

								$562	$309

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$	400	$2	$2
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010		300	2	1

							$4	$3

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$	1,100	$9	$14
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020		400	5	5

							$14	$19

See Accompanying Notes	Semiannual Report	September 30, 2010	135

Schedule of Investments PIMCO StocksPLUS® Total Return Fund (Cont.)

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	326	$79,200	$727
Sales	127	79,800	864
Closing Buys	(407)	(86,000)	(886)
Expirations	(12)	(6,100)	(87)
Exercised	0	0	0

Balance at 09/30/2010	34	$66,900	$618

(k)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	10/01/2040	$4,000	$4,297	$4,298

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	10	10/2010	BOA	$0	$0	$0
Buy		100	10/2010	CSFB	3	0	3
Buy		813	10/2010	RBS	61	0	61
Buy		60	10/2010	UBS	0	0	0
Buy	BRL	1,616	10/2010	HSBC	52	0	52
Sell		4,878	10/2010	HSBC	0	(118)	(118)
Buy		1,835	10/2010	JPM	60	0	60
Buy		354	10/2010	RBC	8	0	8
Buy		1,075	10/2010	RBS	33	0	33
Buy		5,495	12/2010	HSBC	129	0	129
Buy		884	12/2010	RBS	15	0	15
Buy		186	09/2011	BOA	2	0	2
Buy	CAD	103	10/2010	BNP	0	0	0
Sell		103	10/2010	CITI	0	0	0
Buy		103	11/2010	BCLY	0	0	0
Buy		922	11/2010	BOA	0	(2)	(2)
Buy		103	11/2010	CITI	0	0	0
Buy		103	11/2010	CSFB	0	0	0
Sell		499	11/2010	CSFB	0	(10)	(10)
Buy		122	11/2010	DUB	0	(1)	(1)
Sell		102	11/2010	MSC	0	(2)	(2)
Buy		150	11/2010	RBC	2	0	2
Buy		58	11/2010	RBS	0	0	0
Buy	CNY	192	11/2010	BCLY	0	0	0
Buy		318	11/2010	CITI	0	0	0
Buy		813	11/2010	DUB	0	(1)	(1)
Buy		318	11/2010	MSC	0	0	0
Buy		4,245	04/2011	BCLY	2	0	2
Buy		2,841	04/2011	DUB	7	0	7
Buy		1,854	04/2011	HSBC	1	0	1
Buy		941	04/2011	MSC	0	0	0
Sell	EUR	3,912	10/2010	UBS	0	(270)	(270)
Buy		862	11/2010	DUB	68	0	68
Sell		920	11/2010	UBS	0	(11)	(11)
Buy	GBP	100	10/2010	CITI	0	(1)	(1)
Sell		300	10/2010	CITI	0	(2)	(2)
Buy		200	10/2010	HSBC	0	(1)	(1)
Buy		300	12/2010	CITI	2	0	2
Sell		240	12/2010	CITI	0	(5)	(5)
Sell		51	12/2010	GSC	0	(1)	(1)
Buy		100	12/2010	RBS	0	0	0
Sell		116	12/2010	UBS	0	(2)	(2)
Sell	IDR	696,695	10/2010	BCLY	0	0	0
Buy		203,400	10/2010	BOA	3	0	3
Buy		1,514,663	10/2010	CITI	20	0	20
Sell		714,200	10/2010	CITI	0	(1)	(1)
Sell		907,900	10/2010	HSBC	0	(1)	(1)
Buy		203,400	10/2010	RBS	3	0	3
Buy		397,332	10/2010	UBS	5	0	5
Buy		896,500	11/2010	BCLY	0	0	0
Buy		901,500	11/2010	JPM	1	0	1
Buy		367,720	04/2011	CITI	0	0	0
Buy		976,895	07/2011	BCLY	1	0	1
Buy		1,000,300	07/2011	CITI	2	0	2

136	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	1,377,100	07/2011	HSBC	$2	$0	$2
Buy	INR	9,181	11/2010	BCLY	3	0	3
Sell	JPY	218,336	11/2010	MSC	0	(20)	(20)
Buy	KRW	10,690	11/2010	BCLY	0	0	0
Buy		77,602	11/2010	BOA	2	0	2
Buy		122,180	11/2010	CITI	2	0	2
Sell		212,300	11/2010	CITI	0	(14)	(14)
Buy		11,626	11/2010	DUB	0	0	0
Buy		11,730	11/2010	GSC	0	0	0
Buy		112,197	11/2010	JPM	1	0	1
Sell		85,900	11/2010	JPM	0	(6)	(6)
Buy		173,444	11/2010	MSC	5	0	5
Buy		116,150	11/2010	RBS	2	0	2
Buy		344,228	01/2011	MSC	1	(1)	0
Buy	MXN	7,579	02/2011	BCLY	3	0	3
Buy		3,806	02/2011	MSC	0	(3)	(3)
Buy	MYR	425	10/2010	BCLY	12	0	12
Sell		160	10/2010	BCLY	0	0	0
Buy		34	10/2010	BOA	1	0	1
Buy		402	10/2010	CITI	11	0	11
Buy		222	10/2010	DUB	4	0	4
Buy		160	02/2011	BCLY	0	0	0
Buy		310	02/2011	HSBC	0	0	0
Buy	PHP	8,814	11/2010	BCLY	0	0	0
Buy		8,972	06/2011	JPM	0	(1)	(1)
Buy	SGD	132	03/2011	CITI	0	0	0
Buy		132	03/2011	HSBC	0	0	0
Buy	TRY	152	01/2011	CITI	2	0	2
Buy		302	01/2011	HSBC	4	0	4
Buy	TWD	743	10/2010	BCLY	0	0	0
Buy		275	10/2010	CITI	0	0	0
Buy		527	10/2010	DUB	0	0	0
Buy		648	01/2011	DUB	0	0	0
Buy		397	01/2011	JPM	0	0	0
Buy		611	01/2011	MSC	0	0	0
Buy		331	01/2011	UBS	0	0	0
Buy	ZAR	1,081	10/2010	BCLY	4	0	4
Buy		733	10/2010	HSBC	4	0	4
Buy		732	10/2010	MSC	4	0	4
Buy		718	10/2010	UBS	2	0	2
Buy		760	09/2011	BCLY	3	0	3

					$552	$(474)	$78

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$54,984	$0	$54,984
Industrials	0	11,023	0	11,023
Utilities	0	2,721	0	2,721
Municipal Bonds & Notes
California	0	5,565	0	5,565
Illinois	0	1,187	0	1,187
Iowa	0	552	0	552
Nevada	0	111	0	111
New York	0	1,107	0	1,107
North Carolina	0	217	0	217
West Virginia	0	443	0	443
U.S. Government Agencies	0	99,755	0	99,755
U.S. Treasury Obligations	0	21,542	0	21,542
Mortgage-Backed Securities	0	12,219	1,362	13,581
Asset-Backed Securities	0	4,569	1,147	5,716
Sovereign Issues	0	4,573	0	4,573
Convertible Preferred Securities
Banking & Finance	1,091	0	0	1,091
Consumer Discretionary	0	314	0	314
Preferred Securities
Banking & Finance	0	0	1,674	1,674
Short-Term Instruments
Repurchase Agreements	0	3,507	0	3,507

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
U.S. Treasury Bills	$0	$549	$0	$549
PIMCO Short-Term Floating NAV Portfolio	73,694	0	0	73,694
Purchased Options
Interest Rate Contracts	0	1	0	1
Investments, at value	$74,785	$224,939	$4,183	$303,907

Short Sales, at value	$0	$(4,298)	$0	$(4,298)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	115	0	115
Equity Contracts	4,194	3,917	0	8,111
Foreign Exchange Contracts	0	552	0	552
Interest Rate Contracts	412	448	0	860
	$4,606	$5,032	$0	$9,638

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(21)	(3)	(24)
Equity Contracts	(19)	0	0	(19)
Foreign Exchange Contracts	0	(474)	0	(474)
Interest Rate Contracts	0	(365)	(19)	(384)
	$(19)	$(860)	$(22)	$(901)

Totals	$79,372	$224,813	$4,161	$308,346

See Accompanying Notes	Semiannual Report	September 30, 2010	137

Schedule of Investments PIMCO StocksPLUS® Total Return Fund (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Mortgage-Backed Securities	$0	$1,339	$0	$0	$0	$23	$0	$0	$1,362	$23
Asset-Backed Securities	1,115	0	0	4	0	28	0	0	1,147	28
Preferred Securities
Banking & Finance	1,768	0	0	0	0	(94)	0	0	1,674	(94)

Investments, at value	$2,883	$1,339	$0	$4	$0	$(43)	$0	$0	$4,183	$(43)

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(4)	0	0	1	0	0	(3)	1
Interest Rate Contracts	(9)	0	(5)	0	0	(5)	0	0	(19)	(5)

	$(9)	$0	$(9)	$0	$0	$(4)	$0	$0	$(22)	$(4)

Totals	$2,874	$1,339	$(9)	$4	$0	$(47)	$0	$0	$4,161	$(47)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$1	$0	$0	$0	$0	$1
Variation margin receivable (2)	3	0	0	0	0	3
Unrealized appreciation on foreign currency contracts	0	552	0	0	0	552
Unrealized appreciation on swap agreements	448	0	114	3,917	0	4,479

	$452	$552	$114	$3,917	$0	$5,035

Liabilities:
Written options outstanding	$334	$0	$3	$19	$0	$356
Variation margin payable (2)	0	0	0	460	0	460
Unrealized depreciation on foreign currency contracts	0	474	0	0	0	474
Unrealized depreciation on swap agreements	49	0	21	0	0	70

	$383	$474	$24	$479	$0	$1,360

138	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(11)	$0	$0	$0	$0	$(11)
Net realized gain (loss) on futures contracts, written options and swaps	3,810	38	192	(1,704)	0	2,336
Net realized gain on foreign currency transactions	0	242	0	0	0	242

	$3,799	$280	$192	$(1,704)	$0	$2,567

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$(2)	$0	$(2)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(392)	(2)	(93)	(1,054)	0	(1,541)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(93)	0	0	0	(93)

	$(392)	$(95)	$(93)	$(1,056)	$0	$(1,636)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $4,606 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	139

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 20.4%

BANKING & FINANCE 13.9%

AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$200	$247

Ally Financial, Inc.
5.375% due 06/06/2011		2,600	2,642
6.000% due 04/01/2011		3,100	3,112
6.625% due 05/15/2012		4,770	4,922
6.875% due 09/15/2011		1,000	1,026
6.875% due 08/28/2012		2,700	2,828
7.500% due 12/31/2013		1,174	1,259
7.500% due 09/15/2020		700	749
8.300% due 02/12/2015		700	765

American Express Bank FSB
5.500% due 04/16/2013		1,100	1,198
6.000% due 09/13/2017		700	800

American Express Co.
6.150% due 08/28/2017		1,700	1,960

American Express Credit Corp.
0.408% due 10/04/2010		600	600

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011		2,000	1,985

American General Finance Corp.
0.542% due 12/15/2011		9,200	8,572

American International Group, Inc.
4.000% due 09/20/2011	EUR	500	683
4.700% due 10/01/2010		$1,700	1,700
4.950% due 03/20/2012		3,000	3,131
5.600% due 10/18/2016		3,000	3,075
5.750% due 03/15/2067	GBP	200	229
5.850% due 01/16/2018		$3,400	3,536
8.625% due 05/22/2068	GBP	3,100	4,651

ASIF I
3.000% due 02/17/2017	EUR	3,100	3,358

BA Covered Bond Issuer
5.500% due 06/14/2012		$1,000	1,056

Bank of America Corp.
0.706% due 08/15/2016		100	90
4.500% due 04/01/2015		1,400	1,471
6.500% due 08/01/2016		2,200	2,478

Bank of America N.A.
6.000% due 10/15/2036		300	299

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		300	317

Bank of Montreal
2.850% due 06/09/2015		700	738

Bank of Scotland PLC
0.352% due 12/08/2010		3,000	2,999
4.880% due 04/15/2011		5,500	5,624

Barclays Bank PLC
6.050% due 12/04/2017		900	977
14.000% due 11/29/2049	GBP	420	830

Bear Stearns Cos. LLC
6.400% due 10/02/2017		$700	817
6.950% due 08/10/2012		4,100	4,534

BNP Paribas
0.931% due 04/08/2013		3,100	3,087

C10 Capital SPV Ltd.
6.722% due 12/31/2049		200	132

CBA Capital Trust I
5.805% due 12/29/2049		2,900	2,937

CIT Group, Inc.
7.000% due 05/01/2013		22	22
7.000% due 05/01/2014		32	32
7.000% due 05/01/2015		132	132

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 05/01/2016		$54	$53
7.000% due 05/01/2017		75	74

Citigroup Capital XXI
8.300% due 12/21/2077		500	528

Citigroup, Inc.
2.384% due 08/13/2013		1,500	1,512
5.500% due 04/11/2013		6,000	6,442
5.625% due 08/27/2012		200	211
8.500% due 05/22/2019		100	124

Countrywide Financial Corp.
5.800% due 06/07/2012		2,600	2,763

Credit Agricole S.A.
8.375% due 10/29/2049		4,400	4,730

Deutsche Bank AG
1.169% due 02/17/2015		600	587
6.000% due 09/01/2017		600	693

Deutsche Bank Capital Funding Trust I
4.262% due 12/29/2049		3,900	3,257

Dexia Credit Local
2.000% due 03/05/2013		19,600	19,763

Dexia Credit Local S.A.
0.940% due 09/23/2011		1,300	1,305

FCE Bank PLC
7.125% due 01/16/2012	EUR	800	1,132

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		$4,100	4,101
7.000% due 10/01/2013		3,100	3,328
7.250% due 10/25/2011		600	630
7.375% due 02/01/2011		2,100	2,139
7.500% due 08/01/2012		5,500	5,841
8.000% due 06/01/2014		400	438

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	400	558

Foundation Re II Ltd.
7.119% due 11/26/2010		$400	401

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		200	240

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	1,900	2,234
6.875% due 01/10/2039		$1,000	1,152

Goldman Sachs Group, Inc.
1.246% due 01/30/2017	EUR	1,200	1,441
6.150% due 04/01/2018		$5,400	5,999

International Lease Finance Corp.
1.274% due 08/15/2011	EUR	2,100	2,762
5.000% due 09/15/2012		$2,500	2,500

Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	3,700	5,069

JPMorgan Chase & Co.
1.039% due 09/30/2013		$2,800	2,811
1.128% due 09/26/2013	EUR	1,900	2,527
5.250% due 05/01/2015		$1,000	1,098

JPMorgan Chase Capital XXI
1.416% due 01/15/2087		1,700	1,230

KeyCorp
1.091% due 11/22/2010	EUR	100	137

LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	100	149
7.875% due 11/01/2020		$2,400	2,376

LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	300	419

Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		$300	66
3.011% due 12/23/2010 (a)		200	44
5.625% due 01/24/2013 (a)		300	70

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lloyds TSB Bank PLC
5.800% due 01/13/2020		$5,000	$5,247

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		1,400	1,380
0.576% due 02/15/2011		1,700	1,684

Morgan Stanley
0.780% due 01/09/2012		400	398
2.876% due 05/14/2013		500	510
5.950% due 12/28/2017		500	538
6.600% due 04/01/2012		1,000	1,076

National Australia Bank Ltd.
2.550% due 01/13/2012		2,200	2,253

Nationwide Building Society
6.250% due 02/25/2020		1,400	1,544

Nomura Holdings, Inc.
6.700% due 03/04/2020		5,100	5,838

Nordea Bank AB
4.875% due 01/27/2020		3,300	3,586

Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,761

Pacific LifeCorp
6.000% due 02/10/2020		300	324

Pearson Dollar Finance PLC
5.500% due 05/06/2013		600	661

Protective Life Secured Trusts
0.418% due 11/09/2010		2,500	2,499

Prudential Financial, Inc.
3.050% due 06/10/2013		1,000	996

Rabobank Nederland NV
6.875% due 03/19/2020	EUR	7,100	9,393

Resona Bank Ltd.
5.850% due 09/29/2049		$600	599

Royal Bank of Scotland Group PLC
0.784% due 04/08/2011		2,500	2,502
0.806% due 10/14/2016		1,400	1,196
1.450% due 10/20/2011		21,800	21,966
4.875% due 08/25/2014		100	106
6.990% due 10/29/2049 (a)		900	734

SLM Corp.
0.492% due 03/15/2011		2,000	1,984
0.728% due 10/25/2011		1,200	1,145
0.798% due 01/27/2014		700	605
1.079% due 12/15/2010	EUR	300	407
2.750% due 03/15/2011	CHF	500	507
3.173% due 01/31/2014		$1,000	867

Societe Generale
5.922% due 04/29/2049		500	474

State Bank of India
4.500% due 07/27/2015		4,300	4,526

Temasek Financial I Ltd.
4.300% due 10/25/2019		500	543

Tenneco, Inc.
8.125% due 11/15/2015		200	210

TNK-BP Finance S.A.
6.125% due 03/20/2012		100	104

UBS AG
1.439% due 02/23/2012		500	504

UBS Preferred Funding Trust V
6.243% due 05/29/2049		6,900	6,693

USB Capital IX
6.189% due 10/29/2049		300	238

Wachovia Corp.
0.656% due 10/15/2011		4,400	4,405
0.656% due 08/01/2013		700	691

140	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo & Co.
7.980% due 03/29/2049		$6,900	$7,297

Wells Fargo Bank N.A.
4.750% due 02/09/2015		3,300	3,539

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		100	100

			277,164

INDUSTRIALS 3.6%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		1,375	1,409

Alcoa, Inc.
6.150% due 08/15/2020		1,600	1,648

Altria Group, Inc.
4.125% due 09/11/2015		1,100	1,182

AmeriGas Partners LP
7.125% due 05/20/2016		200	209

BMW Finance NV
5.250% due 05/21/2012		1,200	1,282

Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,400	2,441

Codelco, Inc.
7.500% due 01/15/2019		300	382

Continental Airlines, Inc.
6.750% due 09/15/2015		6,500	6,622

Corp. GEO SAB de C.V.
8.875% due 09/25/2014		3,600	4,014

CSN Islands XI Corp.
6.875% due 09/21/2019		400	442

CSN Resources S.A.
6.500% due 07/21/2020		400	428

Daimler Finance North America LLC
7.300% due 01/15/2012		2,700	2,905
7.750% due 01/18/2011		3,700	3,773

Eaton Vance Corp.
6.500% due 10/02/2017		600	712

EnCana Corp.
6.300% due 11/01/2011		3,800	4,010

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		900	1,032

Gazprom Via Gaz Capital S.A.
6.212% due 11/22/2016		100	107
8.146% due 04/11/2018		1,000	1,175

Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020		58	63

Gerdau Trade, Inc.
5.750% due 01/30/2021 (b)		500	509

Lyondell Chemical Co.
8.000% due 11/01/2017		3,000	3,285

Noble Group Ltd.
4.875% due 08/05/2015		1,000	1,037

Northwest Airlines 2001-2 Class B Pass-Through Trust
1.474% due 08/06/2011		3,346	3,287

Oracle Corp.
5.750% due 04/15/2018		500	595

Pemex Project Funding Master Trust
5.750% due 03/01/2018		2,000	2,202
7.500% due 12/18/2013	GBP	100	176

Petrobras International Finance Co.
5.750% due 01/20/2020		$3,600	4,003
5.875% due 03/01/2018		800	893

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 03/15/2019	$2,200	$2,754
8.375% due 12/10/2018	400	503

Petroleos Mexicanos
6.000% due 03/05/2020	1,200	1,332

Reynolds American, Inc.
0.992% due 06/15/2011	2,360	2,363

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	150	162

Time Warner, Inc.
6.100% due 07/15/2040	7,100	7,670

Total Capital S.A.
4.450% due 06/24/2020	400	438

Transocean, Inc.
4.950% due 11/15/2015	2,000	2,083

Union Pacific Corp.
5.700% due 08/15/2018	500	584

Vale Overseas Ltd.
5.625% due 09/15/2019	1,500	1,661
6.875% due 11/10/2039	800	921
8.250% due 01/17/2034	1,200	1,533

		71,827

UTILITIES 2.9%

BP Capital Markets PLC
3.125% due 03/10/2012	1,000	1,020

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	3,300	3,911

Deutsche Telekom International Finance BV
5.250% due 07/22/2013	5,000	5,489

Duquesne Light Holdings, Inc.
6.400% due 09/15/2020	3,000	3,056

EDF S.A.
4.600% due 01/27/2020	3,000	3,274
5.500% due 01/26/2014	200	226
6.500% due 01/26/2019	200	245
6.950% due 01/26/2039	200	262

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	5,400	5,495

Majapahit Holding BV
8.000% due 08/07/2019	3,000	3,645

Oncor Electric Delivery Co. LLC
5.950% due 09/01/2013	10,000	11,212

Qwest Corp.
3.542% due 06/15/2013	4,050	4,252
7.875% due 09/01/2011	7,300	7,747

Telefonica Emisiones SAU
0.775% due 02/04/2013	2,000	1,959

Verizon Communications, Inc.
5.250% due 04/15/2013	300	331

Verizon Wireless Capital LLC
2.945% due 05/20/2011	2,400	2,440

Vodafone Group PLC
5.000% due 12/16/2013	3,200	3,521

		58,085

Total Corporate Bonds & Notes (Cost $385,205)		407,076

CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%

Goodrich Petroleum Corp.
3.250% due 12/01/2026	150	149

Total Convertible Bonds & Notes (Cost $128)		149

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.5%

CALIFORNIA 0.4%

California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.918% due 04/01/2040	$490	$532

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	108
7.500% due 04/01/2034	100	109
7.550% due 04/01/2039	100	109

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	3,700	3,970

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	1,000	1,097

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	833

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	800	908

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	90	71

		7,737

ILLINOIS 0.2%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	863

Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	1,000	1,012

Illinois State General Obligation Bonds, Series 2010
6.725% due 04/01/2035	400	400

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	700	726

		3,001

IOWA 0.0%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	75	70

LOUISIANA 0.0%

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	25

NEVADA 0.2%

Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	600	666

North Las Vegas, Nevada General Obligation Bonds, Series 2010
6.572% due 06/01/2040	3,900	4,102

		4,768

NEW YORK 0.7%

New York City, New York General Obligation Bonds, Series 2010
6.246% due 06/01/2035	8,300	8,765

See Accompanying Notes	Semiannual Report	September 30, 2010	141

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
6.011% due 06/15/2042	$1,000	$1,116

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039	1,300	1,622

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
6.089% due 11/15/2040	2,500	2,642

		14,145

OHIO 0.0%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,000	733

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	285	221

Total Municipal Bonds & Notes (Cost $29,237)		30,700

U.S. GOVERNMENT AGENCIES 26.7%

Fannie Mae
0.606% due 07/25/2037 - 09/25/2042	4,329	4,327
0.636% due 07/25/2037	4,566	4,569
0.656% due 09/25/2035	3,043	3,040
0.666% due 09/25/2035	6,175	6,170
0.706% due 09/25/2035	1,833	1,833
0.976% due 06/25/2037	7,350	7,394
0.986% due 06/25/2040	18,002	18,094
0.996% due 03/25/2040	6,982	7,043
1.125% due 09/30/2013	300	303
2.077% due 09/01/2035	83	86
2.328% due 11/01/2035	19	19
2.548% due 12/01/2033	50	52
2.550% due 03/01/2035	10	11
2.684% due 06/01/2035	145	152
2.700% due 06/01/2034	370	387
2.721% due 10/01/2034	7	8
2.823% due 07/01/2035	71	75
2.945% due 06/01/2035	171	180
3.225% due 12/01/2033	20	20
4.000% due 03/01/2039 - 11/01/2040	98,700	101,244
4.500% due 04/01/2038 - 10/01/2040	188,500	196,396
4.625% due 10/15/2013	100	111
5.000% due 03/01/2035 - 10/01/2040	58,971	62,166
5.500% due 11/01/2021 - 10/01/2040	21,963	23,378
6.000% due 10/01/2026 - 10/01/2040	40,461	43,555
6.000% due 05/01/2027 - 03/01/2036 (h)	4,044	4,369
6.500% due 10/01/2040	2,000	2,182

Freddie Mac
0.957% due 08/15/2037	10,335	10,399
0.967% due 10/15/2037	2,630	2,646
0.977% due 05/15/2037 - 09/15/2037	11,561	11,627
2.635% due 06/01/2035	186	194
3.178% due 11/01/2034	84	88
4.500% due 07/01/2039 - 10/01/2040	7,000	7,281
5.500% due 08/15/2030 - 10/01/2040	5,640	5,990

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 08/01/2027 - 10/01/2040		$3,311	$3,555

Ginnie Mae
6.000% due 10/15/2036 - 01/15/2039		1,348	1,466

Small Business Administration
4.430% due 05/01/2029		1,202	1,312
5.520% due 06/01/2024		14	16

Total U.S. Government Agencies (Cost $530,265)			531,738

U.S. TREASURY OBLIGATIONS 20.2%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028		8,533	9,047
2.000% due 01/15/2026		220	242
2.125% due 02/15/2040		3,530	3,943
2.375% due 01/15/2025 (h)		16,539	19,017
2.375% due 01/15/2027		2,595	2,995
2.500% due 01/15/2029 (h)		14,216	16,775
3.625% due 04/15/2028		135	180
3.875% due 04/15/2029 (f)(h)		18,433	25,628

U.S. Treasury Notes
0.375% due 08/31/2012 (g)		37,061	37,036
0.625% due 06/30/2012		6,900	6,929
0.625% due 07/31/2012		44,500	44,693
1.750% due 07/31/2015		9,500	9,732
1.875% due 06/30/2015 (f)(h)		22,400	23,091
1.875% due 08/31/2017		2,000	1,999
1.875% due 09/30/2017		5,500	5,491
2.125% due 05/31/2015		13,400	13,976
2.375% due 07/31/2017 (h)		23,300	24,075
2.500% due 06/30/2017 (f)(h)		55,200	57,520
2.750% due 11/30/2016 (h)		20,700	22,003
2.750% due 05/31/2017 (h)		25,300	26,775
3.000% due 02/28/2017		7,800	8,392
3.125% due 01/31/2017		2,400	2,602
3.125% due 04/30/2017 (h)		20,500	22,193
3.250% due 12/31/2016		3,700	4,040
3.250% due 03/31/2017		12,800	13,962

Total U.S. Treasury Obligations (Cost $390,257)			402,336

MORTGAGE-BACKED SECURITIES 2.8%

American Home Mortgage Investment Trust
2.678% due 02/25/2045		25	21

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	1,000	1,361
2.403% due 05/16/2047		2,800	3,812

Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049		$2,900	2,998
5.928% due 05/10/2045		300	329

Banc of America Funding Corp.
2.838% due 06/25/2034		102	99
2.893% due 05/25/2035		44	44

Banc of America Mortgage Securities, Inc.
2.958% due 05/25/2033		140	136

BCRR Trust
5.858% due 07/17/2040		500	545

Bear Stearns Adjustable Rate Mortgage Trust
3.141% due 11/25/2034		283	248
3.538% due 12/25/2035		172	165
3.691% due 11/25/2034		72	69

Bear Stearns Alt-A Trust
2.984% due 09/25/2035		41	31

Bear Stearns Commercial Mortgage Securities
0.367% due 03/15/2019		2,295	2,168

Chase Mortgage Finance Corp.
6.000% due 12/25/2036		1,000	851

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
2.650% due 12/25/2035		$127	$118

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		300	312
5.543% due 12/11/2049		3,800	4,062

Countrywide Alternative Loan Trust
0.536% due 02/25/2037		627	361

Countrywide Home Loan Mortgage Pass-Through Trust
3.172% due 02/20/2035		325	285
3.466% due 11/25/2034		185	160
4.669% due 02/20/2036		50	39

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		100	106

GSR Mortgage Loan Trust
2.923% due 09/25/2035		135	130
5.196% due 11/25/2035		233	227

Harborview Mortgage Loan Trust
0.427% due 12/19/2036		1,310	838
0.477% due 05/19/2035		44	27

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		1,700	1,771
5.882% due 02/15/2051		100	105

JPMorgan Mortgage Trust
5.022% due 02/25/2035		70	71
5.750% due 01/25/2036		301	273
6.077% due 10/25/2036		1,330	1,177

MASTR Adjustable Rate Mortgages Trust
2.561% due 07/25/2035		2,894	2,258

Mellon Residential Funding Corp.
0.697% due 12/15/2030		334	315
0.737% due 06/15/2030		4	4

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,590	1,589
5.485% due 03/12/2051		100	101

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036		139	108
2.423% due 05/25/2033		122	125

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035		152	135

Morgan Stanley Capital I
5.809% due 12/12/2049		1,700	1,803

Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		622	422

OBP Depositor LLC Trust
4.646% due 07/15/2045		6,900	7,475

Permanent Master Issuer PLC
0.945% due 07/15/2033	EUR	4,350	5,847

Structured Adjustable Rate Mortgage Loan Trust
1.752% due 01/25/2035		$99	55
2.727% due 08/25/2034		181	175
2.783% due 02/25/2034		122	117

Structured Asset Mortgage Investments, Inc.
0.536% due 02/25/2036		56	35

Structured Asset Securities Corp.
0.306% due 05/25/2036		85	84

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046		204	198

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021		665	617
5.509% due 04/15/2047		100	100

WaMu Mortgage Pass-Through Certificates
1.570% due 11/25/2042		20	18

142	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.253% due 10/25/2046		$552	$388
5.777% due 02/25/2037		2,500	2,120

Wells Fargo Mortgage-Backed Securities Trust
4.576% due 03/25/2036		214	190
4.900% due 01/25/2035		204	199
5.492% due 12/25/2036		8,625	7,915

Total Mortgage-Backed Securities (Cost $52,928)			55,332

ASSET-BACKED SECURITIES 0.7%

ACE Securities Corp.
0.316% due 10/25/2036		34	12

Asset-Backed Securities Corp. Home Equity
0.531% due 09/25/2034		72	62

Centurion CDO VII Ltd.
0.845% due 01/30/2016		5,184	4,969

Citigroup Mortgage Loan Trust, Inc.
0.316% due 05/25/2037		226	210

Countrywide Asset-Backed Certificates
0.336% due 06/25/2037		53	52
0.736% due 12/25/2031		1	0

Endurance CLO I Ltd.
0.826% due 02/15/2014		4,368	4,197

Ford Credit Auto Owner Trust
1.210% due 01/15/2012		230	230

HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036		15	14

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		9	8

Massachusetts Educational Financing Authority
1.448% due 04/25/2038		2,878	2,893

Park Place Securities, Inc.
0.569% due 10/25/2034		105	103

SLM Student Loan Trust
0.748% due 07/25/2013		52	52
0.798% due 01/25/2015		46	46
0.998% due 10/25/2017		1,100	1,110

Structured Asset Securities Corp.
0.306% due 10/25/2036		27	27

Total Asset-Backed Securities (Cost $13,931)			13,985

SOVEREIGN ISSUES 3.0%

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	$819
5.500% due 07/12/2020		$2,100	2,276

Canada Government Bond
2.000% due 12/01/2014	CAD	2,500	2,448
2.500% due 09/01/2013		3,700	3,692
4.500% due 06/01/2015		400	434

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canada Housing Trust No. 1
2.450% due 12/15/2015	CAD	28,000	$27,476
3.350% due 12/15/2020		4,800	4,750

Export-Import Bank of Korea
5.125% due 06/29/2020		$600	648
5.875% due 01/14/2015		1,900	2,128

Indonesia Government International Bond
7.500% due 01/15/2016		1,500	1,828

Korea Development Bank
4.375% due 08/10/2015		2,500	2,656

Korea Housing Finance Corp.
4.125% due 12/15/2015		500	526

Mexico Government International Bond
5.950% due 03/19/2019		2,000	2,357
6.050% due 01/11/2040		400	460

Province of Ontario Canada
4.600% due 06/02/2039	CAD	1,000	1,035

Societe Financement de l'Economie Francaise
2.375% due 03/26/2012		$400	409

Turkey Government International Bond
6.875% due 03/17/2036		5,000	5,838

Total Sovereign Issues (Cost $57,373)			59,780

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%

BANKING & FINANCE 0.6%

American International Group, Inc.
8.500% due 08/01/2011		5,700	49

Wells Fargo & Co.
7.500% due 12/31/2049		11,170	11,237

			11,286

CONSUMER DISCRETIONARY 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032		24,000	188

Total Convertible Preferred Securities (Cost $9,905)			11,474

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

DG Funding Trust
0.652% due 12/31/2049		85	656

Farm Credit Bank
10.000% due 11/29/2049		1,100	1,133

Total Preferred Securities (Cost $2,037)			1,789

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 42.3%

REPURCHASE AGREEMENTS 10.7%

Credit Suisse Securities (USA) LLC
0.180% due 10/04/2010	$29,200	$29,200
(Dated 09/27/2010. Collateralized by U.S. Treasury Notes 1.750% due 04/15/2013 valued at $29,866. Repurchase proceeds are $29,200.)

Deutsche Bank AG
0.320% due 10/01/2010	110,900	110,900
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 3.500% due 02/15/2039 valued at $113,567. Repurchase proceeds are $110,901.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	73,000	73,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.500% due 05/15/2020 valued at $74,857. Repurchase proceeds are $73,001.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	761	761
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $776. Repurchase proceeds are $761.)

		213,861

U.S. TREASURY BILLS 0.1%
0.114% due 10/07/2010 - 10/21/2010 (c)(f)	2,389	2,389

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 31.5%
	62,640,680	627,534

Total Short-Term Instruments (Cost $843,669)		843,784

PURCHASED OPTIONS (j) 0.0%
(Cost $140)		22

Total Investments 118.3% (Cost $2,315,075)		$2,358,165

Written Options (k) (0.2%) (Premiums $4,621)		(3,032)

Other Assets and Liabilities (Net) (18.1%)		(361,439)

Net Assets 100.0%		$1,993,694

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $3,246 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $27,408 at a weighted average interest rate of 0.050%. On September 30, 2010, securities valued at $36,975 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2010	143

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

(h)	Securities with an aggregate market value of $164,864 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	549	$873
90-Day Eurodollar December Futures	Long	12/2011	65	39
90-Day Eurodollar June Futures	Long	06/2011	246	167
90-Day Eurodollar June Futures	Long	06/2012	65	55
90-Day Eurodollar March Futures	Long	03/2011	798	456
90-Day Eurodollar March Futures	Long	03/2012	65	47
90-Day Eurodollar September Futures	Long	09/2011	106	59
E-mini S&P 500 Index December Futures	Short	12/2010	27,124	(50,456)
S&P 500 Index December Futures	Short	12/2010	1,485	(13,999)
U.S. Treasury 5-Year Note December Futures	Long	12/2010	53	44
U.S. Treasury 10-Year Note December Futures	Long	12/2010	1,096	983

				$(61,732)

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	06/20/2012	0.861%	$	150	$0	$2	$(2)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	5.000%	12/20/2013	1.855%	$	500	$49	$(45)	$94
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%		500	(2)	(7)	5
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.128%		1,000	(6)	(16)	10
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.099%		300	(2)	(8)	6
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.099%		1,500	(7)	(15)	8
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.099%		500	(2)	(7)	5
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%		400	(2)	(11)	9
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%		1,100	(6)	(11)	5
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.099%		1,700	(8)	(19)	11
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%		13,000	(75)	(177)	102
Brazil Government International Bond	MSC	1.000%	06/20/2015	1.099%		500	(2)	(5)	3
Brazil Government International Bond	MSC	1.950%	08/20/2016	1.210%		500	22	0	22
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%		500	(3)	(5)	2
China Government International Bond	BOA	1.000%	06/20/2015	0.637%		900	15	15	0
China Government International Bond	CITI	1.000%	06/20/2015	0.637%		200	3	3	0
China Government International Bond	RBS	1.000%	06/20/2015	0.637%		400	7	7	0
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.923%		100	0	(1)	1
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.923%		100	1	0	1
Citigroup, Inc.	DUB	1.000%	03/20/2011	0.923%		10,000	7	(42)	49
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.923%		500	0	(3)	3
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.923%		300	0	(2)	2
France Government Bond	BOA	0.250%	03/20/2015	0.740%		800	(17)	(14)	(3)
France Government Bond	GSC	0.250%	03/20/2015	0.740%		800	(17)	(14)	(3)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	1.584%		800	2	0	2
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.714%		3,900	489	139	350
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%		300	6	3	3
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%		100	2	1	1
Japan Government International Bond	JPM	1.000%	03/20/2015	0.500%		600	13	7	6
MetLife, Inc.	GSC	1.000%	09/20/2015	2.183%		3,700	(198)	(238)	40
MetLife, Inc.	JPM	1.000%	09/20/2015	2.183%		5,800	(311)	(344)	33
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.121%		800	(4)	(18)	14
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.180%		300	(1)	(4)	3
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.121%		500	(2)	(11)	9
Mexico Government International Bond	CITI	1.000%	09/20/2015	1.180%		700	(5)	(10)	5
Morgan Stanley	BOA	1.000%	06/20/2011	1.031%		200	0	1	(1)
Morgan Stanley	GSC	1.000%	03/20/2011	1.031%		1,000	0	(1)	1
Morgan Stanley	JPM	1.000%	06/20/2011	1.031%		500	0	2	(2)
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.567%		100	2	1	1
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		1,700	31	8	23
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.567%		200	4	2	2
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.590%		5,000	90	9	81

							$73	$(830)	$903

144	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$	14,300	$1,772	$1,825	$(53)
CDX.EM-13 Index	DUB	5.000%	06/20/2015		3,600	446	434	12
CDX.EM-13 Index	HSBC	5.000%	06/20/2015		6,100	756	718	38
CDX.EM-13 Index	JPM	5.000%	06/20/2015		700	87	80	7
CDX.EM-13 Index	MSC	5.000%	06/20/2015		2,600	323	301	22
CDX.EM-14 Index	BCLY	5.000%	12/20/2015		2,400	319	303	16
CDX.EM-14 Index	BOA	5.000%	12/20/2015		100	13	13	0
CDX.EM-14 Index	DUB	5.000%	12/20/2015		700	93	89	4
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		800	106	104	2
CDX.EM-14 Index	MSC	5.000%	12/20/2015		1,200	160	156	4
CDX.HY-14 5-Year Index	BCLY	5.000%	06/20/2015		10,600	(80)	(172)	92
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		600	(15)	(18)	3
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015		200	(5)	(5)	0
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,254	16	0	16
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		289	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		579	6	0	6
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		4,000	(12)	(22)	10
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		2,600	(8)	(11)	3
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015		17,300	(51)	(66)	15
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		6,900	(20)	(23)	3
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015		1,500	(4)	(7)	3
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		3,300	(10)	(17)	7

						$3,895	$3,682	$213

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	200	$9	$0	$9
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	1,000	(8)	(18)	10
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	3	0	3
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	5	0	5
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		600	4	1	3
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		2,600	17	4	13
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		8,000	52	11	41
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		1,400	14	6	8
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		7,500	69	32	37
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		3,000	13	0	13
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		1,800	8	0	8
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		13,500	64	(6)	70
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		2,000	20	10	10
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		800	16	0	16
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		1,900	15	4	11
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,000	29	(7)	36
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	6	0	6
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		2,800	16	0	16
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		2,500	11	(2)	13
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		12,900	78	4	74
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		22,600	136	44	92
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		13,600	74	26	48
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		5,000	27	0	27
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		3,100	19	(5)	24
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		2,400	5	3	2
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		2,700	6	3	3
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		1,900	13	3	10

See Accompanying Notes	Semiannual Report	September 30, 2010	145

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM	BRL	5,000	$21	$11	$10
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		900	7	2	5
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		7,500	73	30	43
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		38,600	377	(51)	428
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		900	10	3	7
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		11,900	108	49	59
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		5,100	52	19	33
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		8,000	102	12	90
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		2,400	6	0	6
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		2,600	17	12	5
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		900	8	0	8
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		1,900	19	0	19
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		1,000	11	3	8
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		8,000	119	8	111
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		6,100	93	9	84
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,600	27	13	14
Pay	1-Year BRL-CDI	12.700%	01/02/2014	RBC		5,700	77	0	77
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	200	(1)	1	(2)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		3,000	(12)	2	(14)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC	CAD	2,500	108	14	94
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	2,900	46	0	46
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	4,500	16	(39)	55
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		4,700	16	(36)	52
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		2,600	9	(19)	28
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		800	3	(7)	10
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	MSC		15,200	52	(98)	150
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	6,400	32	3	29

							$2,119	$54	$2,065

(j)	Purchased options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CME S&P 500 Index December Futures	$1,450.000	12/16/2010	3,865	$111	$0
Put - CBOT U.S. Treasury 5-Year Note December Futures	105.500	11/26/2010	300	3	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	90.000	11/26/2010	1,300	24	20

				$138	$22

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value

Put - OTC Fannie Mae 4.000% due 10/01/2040	$ 90.000	10/06/2010	$	15,000	$2	$0
Put - OTC Fannie Mae 4.500% due 10/01/2040	99.000	10/06/2010		3,000	0	0

					$2	$0

(k)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.000	11/26/2010	51	$26	$33
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.500	11/26/2010	78	21	33
Call - CME S&P 500 Index October Futures	1,155.000	10/15/2010	34	68	77
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	129	71	22
Put - CME S&P 500 Index October Futures	1,070.000	10/15/2010	34	96	30

				$282	$195

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	$	2,200	$31	$13
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		7,700	69	41
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		5,800	11	11
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		5,800	17	1
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		3,900	54	22
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		23,700	234	127

146	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$ 20,300	$171	$136
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	3,600	5	7
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	17,600	192	94
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	11,700	289	167
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,400	16	16
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	8,900	44	2
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	14,300	21	26
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	1,900	26	11
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	16,000	166	106
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	10,800	117	58
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	39,700	276	11
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	2,000	28	11
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	4,400	8	8
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.600%	10/29/2010	19,200	43	97
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	4,400	13	1
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	10/29/2010	19,200	82	1
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	21,900	225	117
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	14,100	30	26
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	14,100	51	3
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	3,400	20	1
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,900	19	19
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	23,900	186	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	4,600	65	26
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	14,700	144	98
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	38,400	309	206
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,900	98	56
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	83,700	664	560

							$3,724	$2,079

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	12,700	$29	$33
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$	2,900	16	12
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010	EUR	12,700	72	28
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010	$	2,900	16	12

							$133	$85

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$13,900	$117	$174
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	30,200	271	383
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	3,700	48	48
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	6,200	46	68

						$482	$673

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	384	$432,300	EUR	0	$3,574
Sales	1,332	552,800		27,400	5,807
Closing Buys	(1,322)	(425,000)		(2,000)	(4,306)
Expirations	(68)	(29,200)		0	(454)
Exercised	0	0		0	0

Balance at 09/30/2010	326	$530,900	EUR	25,400	$4,621

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	3	10/2010	BOA	$0	$0	$0
Buy		510	10/2010	CITI	2	0	2
Sell		510	10/2010	CITI	0	(1)	(1)
Buy		800	10/2010	CSFB	23	0	23
Buy		1,780	10/2010	MSC	146	0	146

See Accompanying Notes	Semiannual Report	September 30, 2010	147

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	416	10/2010	RBS	$32	$0	$32
Buy		510	10/2010	UBS	3	0	3
Buy	BRL	2,132	10/2010	BOA	60	0	60
Buy		2,311	10/2010	DUB	66	0	66
Buy		21,720	10/2010	HSBC	737	0	737
Sell		42,114	10/2010	HSBC	0	(1,099)	(1,099)
Buy		4,521	10/2010	JPM	155	0	155
Buy		6,575	10/2010	MSC	186	0	186
Sell		8,711	10/2010	MSC	0	(254)	(254)
Buy		13,566	10/2010	RBS	418	0	418
Buy		45,099	12/2010	HSBC	1,158	0	1,158
Buy		9,230	12/2010	MSC	256	0	256
Buy		4,247	12/2010	RBS	80	0	80
Buy		558	09/2011	BOA	6	0	6
Buy		372	09/2011	MSC	4	0	4
Buy	CAD	103	10/2010	BNP	0	0	0
Sell		206	10/2010	CITI	0	(1)	(1)
Buy		103	10/2010	DUB	0	0	0
Buy		926	11/2010	BCLY	0	(2)	(2)
Buy		618	11/2010	BNP	0	(1)	(1)
Buy		4,101	11/2010	BOA	0	(5)	(5)
Sell		22,892	11/2010	BOA	25	0	25
Buy		206	11/2010	CITI	1	0	1
Buy		718	11/2010	CSFB	0	(2)	(2)
Sell		4,790	11/2010	CSFB	0	(101)	(101)
Buy		362	11/2010	DUB	0	(2)	(2)
Sell		1,024	11/2010	MSC	0	(21)	(21)
Sell		1,362	11/2010	RBC	0	(20)	(20)
Buy		171	11/2010	RBS	0	(1)	(1)
Sell	CHF	437	11/2010	CITI	0	(13)	(13)
Buy	CNY	166	11/2010	BCLY	0	0	0
Buy		272	11/2010	CITI	0	0	0
Buy		707	11/2010	DUB	0	(1)	(1)
Buy		278	11/2010	MSC	0	0	0
Buy		19,358	04/2011	BCLY	8	0	8
Buy		17,729	04/2011	DUB	43	0	43
Buy		8,487	04/2011	HSBC	3	0	3
Buy		4,320	04/2011	MSC	2	0	2
Sell	EUR	25,005	10/2010	UBS	0	(1,807)	(1,807)
Sell		4,996	11/2010	BCLY	0	(224)	(224)
Sell		1,276	11/2010	CSFB	0	(7)	(7)
Buy		7,019	11/2010	DUB	576	0	576
Sell		3,156	11/2010	RBS	0	(86)	(86)
Sell		3,780	11/2010	UBS	0	(58)	(58)
Sell	GBP	400	10/2010	CITI	0	(1)	(1)
Buy		400	10/2010	HSBC	0	(4)	(4)
Buy		400	12/2010	CITI	1	0	1
Sell		2,680	12/2010	CITI	0	(47)	(47)
Sell		574	12/2010	GSC	0	(8)	(8)
Buy		100	12/2010	RBS	0	(1)	(1)
Sell		1,297	12/2010	UBS	0	(19)	(19)
Sell	IDR	2,029,332	10/2010	BCLY	0	(1)	(1)
Buy		610,200	10/2010	BOA	9	0	9
Buy		4,242,704	10/2010	CITI	56	0	56
Sell		2,080,600	10/2010	CITI	0	(2)	(2)
Sell		2,644,500	10/2010	HSBC	0	(2)	(2)
Buy		610,200	10/2010	RBS	9	0	9
Buy		1,291,329	10/2010	UBS	15	0	15
Buy		21,214,890	11/2010	BCLY	25	0	25
Buy		778,400	11/2010	CITI	7	0	7
Buy		4,296,835	11/2010	DUB	7	0	7
Buy		3,477,950	11/2010	HSBC	9	0	9
Buy		8,112,000	11/2010	JPM	8	0	8
Buy		2,574,040	04/2011	CITI	3	0	3
Buy		1,846,000	04/2011	JPM	3	0	3
Buy		921,000	04/2011	MSC	1	0	1
Buy		4,457,732	07/2011	BCLY	4	0	4
Buy		1,323,000	07/2011	BNP	4	0	4
Buy		4,274,300	07/2011	CITI	10	0	10
Buy		10,468,350	07/2011	HSBC	21	0	21
Buy		1,228,500	07/2011	RBS	3	0	3
Buy	INR	27,948	11/2010	BCLY	18	0	18
Buy		45,660	01/2011	BCLY	0	(1)	(1)
Buy		45,480	01/2011	CITI	0	(5)	(5)
Sell	JPY	1,098,312	11/2010	MSC	0	(109)	(109)

148	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	91,414	11/2010	BCLY	$2	$0	$2
Sell		39,519	11/2010	BCLY	0	(2)	(2)
Buy		364,478	11/2010	BOA	10	0	10
Buy		468,785	11/2010	CITI	8	0	8
Sell		728,890	11/2010	CITI	0	(48)	(48)
Buy		81,382	11/2010	DUB	1	0	1
Buy		46,920	11/2010	GSC	1	0	1
Buy		581,804	11/2010	JPM	2	(3)	(1)
Sell		279,250	11/2010	JPM	0	(19)	(19)
Buy		1,316,497	11/2010	MSC	27	(1)	26
Buy		348,450	11/2010	RBS	5	0	5
Sell		17,760	11/2010	RBS	0	(1)	(1)
Buy		3,209,924	01/2011	MSC	7	(4)	3
Buy	MXN	17,365	02/2011	BCLY	20	0	20
Buy		39,797	02/2011	BOA	17	0	17
Buy		6,444	02/2011	CITI	5	(1)	4
Buy		1,273	02/2011	DUB	0	0	0
Buy		3,808	02/2011	JPM	0	(2)	(2)
Buy		25,503	02/2011	MSC	6	(9)	(3)
Buy		2,546	02/2011	UBS	0	(1)	(1)
Buy	MYR	1,020	10/2010	BCLY	30	0	30
Sell		410	10/2010	BCLY	0	0	0
Buy		103	10/2010	BOA	3	0	3
Buy		1,041	10/2010	CITI	27	0	27
Buy		578	10/2010	DUB	10	0	10
Buy		410	02/2011	BCLY	0	0	0
Buy		930	02/2011	HSBC	0	(1)	(1)
Buy		620	02/2011	JPM	0	(1)	(1)
Buy	PHP	2,223	11/2010	BCLY	3	0	3
Buy		90,834	11/2010	CITI	8	(2)	6
Buy		2,130	11/2010	DUB	3	0	3
Buy		31,312	06/2011	BCLY	0	(4)	(4)
Buy		26,916	06/2011	JPM	0	(2)	(2)
Buy	SGD	667	11/2010	BCLY	7	0	7
Buy		667	11/2010	CITI	7	0	7
Buy		396	03/2011	CITI	1	0	1
Buy		792	03/2011	HSBC	2	0	2
Buy		132	03/2011	MSC	1	0	1
Buy	TRY	455	01/2011	BCLY	8	0	8
Buy		1,219	01/2011	CITI	26	0	26
Buy		151	01/2011	CSFB	2	0	2
Buy		1,345	01/2011	HSBC	11	0	11
Buy		1,811	01/2011	JPM	27	0	27
Buy	TWD	5,426	10/2010	BCLY	0	(2)	(2)
Buy		398	10/2010	CITI	0	0	0
Buy		4,494	10/2010	DUB	0	(1)	(1)
Buy		937	01/2011	DUB	0	0	0
Buy		573	01/2011	JPM	0	0	0
Buy		882	01/2011	MSC	0	0	0
Buy		478	01/2011	UBS	0	0	0
Buy	ZAR	9,445	10/2010	BCLY	50	0	50
Buy		3,683	10/2010	CITI	26	0	26
Buy		5,881	10/2010	HSBC	41	0	41
Buy		737	10/2010	JPM	5	0	5
Buy		3,674	10/2010	MSC	25	0	25
Buy		2,154	10/2010	UBS	8	0	8
Buy		2,185	01/2011	BCLY	8	0	8
Buy		1,457	01/2011	JPM	5	0	5
Buy		2,280	09/2011	BCLY	10	0	10
Buy		1,520	09/2011	MSC	7	0	7
Buy		760	09/2011	UBS	3	0	3

					$4,678	$(4,010)	$668

See Accompanying Notes	Semiannual Report	September 30, 2010	149

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$277,164	$0	$277,164
Industrials	0	68,540	3,287	71,827
Utilities	0	58,085	0	58,085
Convertible Bonds & Notes
Industrials	0	149	0	149
Municipal Bonds & Notes
California	0	7,737	0	7,737
Illinois	0	3,001	0	3,001
Iowa	0	70	0	70
Louisiana	0	25	0	25
Nevada	0	4,768	0	4,768
New York	0	14,145	0	14,145
Ohio	0	733	0	733
West Virginia	0	221	0	221
U.S. Government Agencies	0	531,738	0	531,738
U.S. Treasury Obligations	0	402,336	0	402,336
Mortgage-Backed Securities	0	50,159	5,173	55,332
Asset-Backed Securities	0	4,819	9,166	13,985
Sovereign Issues	0	59,780	0	59,780
Convertible Preferred Securities
Banking & Finance	11,286	0	0	11,286
Consumer Discretionary	0	188	0	188
Preferred Securities
Banking & Finance	1,133	0	656	1,789

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short-Term Instruments
Repurchase Agreements	$0	$213,861	$0	$213,861
U.S. Treasury Bills	0	2,389	0	2,389
PIMCO Short-Term Floating NAV Portfolio	627,534	0	0	627,534
Purchased Options
Interest Rate Contracts	0	22	0	22
Investments, at value	$639,953	$1,699,930	$18,282	$2,358,165

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,178	0	1,178
Foreign Exchange Contracts	0	4,678	0	4,678
Interest Rate Contracts	2,724	2,080	0	4,804
	$2,724	$7,936	$0	$10,660

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(64)	(85)	(149)
Equity Contracts	(64,563)	0	0	(64,563)
Foreign Exchange Contracts	0	(4,010)	0	(4,010)
Interest Rate Contracts	0	(2,182)	(673)	(2,855)
	$(64,563)	$(6,256)	$(758)	$(71,577)

Totals	$578,114	$1,701,610	$17,524	$2,297,248

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Industrials	$0	$3,288	$0	$1	$0	$(2)	$0	$0	$3,287	$(2)
Mortgage-Backed Securities	0	5,089	0	0	0	84	0	0	5,173	84
Asset-Backed Securities	4,831	4,199	0	20	0	116	0	0	9,166	116
Preferred Securities
Banking & Finance	693	0	0	0	0	(37)	0	0	656	(37)

Investments, at value	$5,524	$12,576	$0	$21	$0	$161	$0	$0	$18,282	$161
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(5)	0	(133)	0	7	46	0	0	(85)	46
Interest Rate Contracts	(157)	0	(319)	0	0	(197)	0	0	(673)	(197)

	$(162)	$0	$(452)	$0	$7	$(151)	$0	$0	$(758)	$(151)

Totals	$5,362	$12,576	$(452)	$21	$7	$10	$0	$0	$17,524	$10

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

150	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$22	$0	$0	$0	$0	$22
Variation margin receivable (2)	5	0	0	7,212	0	7,217
Unrealized appreciation on foreign currency contracts	0	4,678	0	0	0	4,678
Unrealized appreciation on swap agreements	2,081	0	1,178	0	0	3,259

	$2,108	$4,678	$1,178	$7,212	$0	$15,176

Liabilities:
Written options outstanding	$2,839	$0	$85	$108	$0	$3,032
Variation margin payable (2)	114	0	0	0	0	114
Unrealized depreciation on foreign currency contracts	0	4,010	0	0	0	4,010
Unrealized depreciation on swap agreements	16	0	64	0	0	80

	$2,969	$4,010	$149	$108	$0	$7,236

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(49)	$0	$0	$(140)	$0	$(189)
Net realized gain (loss) on futures contracts, written options and swaps	28,620	179	721	(15,043)	0	14,477
Net realized gain on foreign currency transactions	0	449	0	0	0	449

	$28,571	$628	$721	$(15,183)	$0	$14,737

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(14)	$0	$0	$(58)	$0	$(72)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	1,261	(11)	281	(44,062)	0	(42,531)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	71	0	0	0	71

	$1,247	$60	$281	$(44,120)	$0	$(42,532)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(61,732) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	151

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 8.2%

BANKING & FINANCE 4.8%

American General Finance Corp.
5.200% due 12/15/2011		$5,000	$4,875
5.625% due 08/17/2011		2,700	2,686
5.900% due 09/15/2012 (g)		1,300	1,248

ANZ National International Ltd.
3.250% due 04/02/2012		4,100	4,263

Bank of America Corp.
0.792% due 09/11/2012		3,150	3,128
7.375% due 05/15/2014		4,800	5,523

Block Financial LLC
7.875% due 01/15/2013		900	977

Citigroup, Inc.
2.384% due 08/13/2013		18,800	18,948

Goldman Sachs Group, Inc.
5.375% due 02/15/2013	EUR	3,200	4,584

ING Bank NV
1.157% due 01/13/2012		$5,800	5,798
2.625% due 02/09/2012		9,250	9,459
3.900% due 03/19/2014		4,000	4,369

International Lease Finance Corp.
6.375% due 03/25/2013		2,000	2,020

LeasePlan Corp. NV
3.000% due 05/07/2012		7,000	7,236

Lloyds TSB Bank PLC
2.800% due 04/02/2012		8,000	8,210

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		1,000	1,108

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		2,800	2,759
6.875% due 04/25/2018		5,500	6,179

Pearson Dollar Finance PLC
6.250% due 05/06/2018		750	868

Qatari Diar Finance QSC
5.000% due 07/21/2020		6,200	6,522

Royal Bank of Scotland Group PLC
0.784% due 04/08/2011		10,000	10,008
1.406% due 04/23/2012		5,800	5,850

Svenska Handelsbanken AB
1.292% due 09/14/2012		4,500	4,520

Swedbank AB
2.800% due 02/10/2012		5,330	5,489

Wachovia Corp.
0.656% due 08/01/2013		1,460	1,440

			128,067

INDUSTRIALS 2.7%

Arrow Electronics, Inc.
6.000% due 04/01/2020		1,700	1,836

Black & Decker Corp.
8.950% due 04/15/2014		500	617

CSX Corp.
6.250% due 03/15/2018		250	297

Cytec Industries, Inc.
8.950% due 07/01/2017		500	632

Daimler Finance North America LLC
5.750% due 09/08/2011		500	522

Dow Chemical Co.
2.668% due 08/08/2011		3,000	3,037
6.000% due 10/01/2012		2,300	2,493

Jones Apparel Group, Inc.
5.125% due 11/15/2014		8,200	8,364

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Macy's Retail Holdings, Inc.
5.750% due 07/15/2014		$700	$745
8.375% due 07/15/2015		2,000	2,300

MeadWestvaco Corp.
7.375% due 09/01/2019		1,000	1,104

New Albertson's, Inc.
7.500% due 02/15/2011		4,900	5,016

New York Times Co.
5.000% due 03/15/2015		6,000	5,912

Newell Rubbermaid, Inc.
6.250% due 04/15/2018		965	1,110

Office Depot, Inc.
6.250% due 08/15/2013		14,000	13,895

Pulte Group, Inc.
5.250% due 01/15/2014		6,000	6,045

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		500	555

Rohm and Haas Co.
6.000% due 09/15/2017		1,000	1,118

RR Donnelley & Sons Co.
8.600% due 08/15/2016		1,000	1,166
11.250% due 02/01/2019		1,000	1,261

Seagate Technology HDD Holdings
6.375% due 10/01/2011		9,000	9,315

Toll Brothers Finance Corp.
6.750% due 11/01/2019		1,200	1,244

UST LLC
5.750% due 03/01/2018		1,000	1,082

Valero Energy Corp.
9.375% due 03/15/2019		250	320

Whirlpool Corp.
7.750% due 07/15/2016		1,000	1,225

			71,211

UTILITIES 0.7%

BP Capital Markets PLC
0.422% due 04/11/2011		4,100	4,088
2.750% due 06/14/2011	CHF	500	512
3.625% due 05/08/2014		$600	621
4.750% due 03/10/2019		1,200	1,257

CenturyLink, Inc.
6.000% due 04/01/2017		1,000	1,050
6.150% due 09/15/2019		900	922

Embarq Corp.
7.082% due 06/01/2016		4,000	4,452

Qwest Corp.
8.875% due 03/15/2012		4,000	4,400

			17,302

Total Corporate Bonds & Notes (Cost $205,495)			216,580

CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

Host Hotels & Resorts LP
2.625% due 04/15/2027		3,000	2,940

Total Convertible Bonds & Notes (Cost $2,878)			2,940

U.S. GOVERNMENT AGENCIES 0.3%

Fannie Mae
2.375% due 07/28/2015 (h)		6,000	6,244
5.500% due 10/01/2034 - 08/01/2035		1,241	1,331

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.355% due 05/04/2011		$314	$314

Total U.S. Government Agencies (Cost $7,788)			7,889

U.S. TREASURY OBLIGATIONS 1.9%

Treasury Inflation Protected Securities (b)
2.125% due 02/15/2040		202	225
2.375% due 01/15/2025 (h)		115	133
2.500% due 01/15/2029 (e)(f)(h)		38,393	45,304
3.625% due 04/15/2028 (h)		135	180

U.S. Treasury Bonds
4.375% due 05/15/2040 (h)		3,900	4,380

U.S. Treasury Notes
0.625% due 06/30/2012		700	703

Total U.S. Treasury Obligations (Cost $50,380)			50,925

MORTGAGE-BACKED SECURITIES 0.1%

Merrill Lynch Floating Trust
0.796% due 07/09/2021		2,800	2,606

Total Mortgage-Backed Securities (Cost $2,438)			2,606

ASSET-BACKED SECURITIES 0.0%

SLM Student Loan Trust
0.492% due 12/17/2018		157	156

Total Asset-Backed Securities (Cost $155)			156

SOVEREIGN ISSUES 6.2%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	102,000	55,748

Canada Government Bond
1.500% due 06/01/2012	CAD	89,000	86,739

Export-Import Bank of Korea
1.342% due 03/13/2012		$5,600	5,598

Mexico Government International Bond
5.950% due 03/19/2019		1,500	1,768
6.050% due 01/11/2040		6,500	7,475

Qatar Government International Bond
5.250% due 01/20/2020		5,000	5,525

Total Sovereign Issues (Cost $158,556)			162,853

		SHARES
MUTUAL FUNDS (c)(d) 56.7%

PIMCO Emerging Local Bond Fund		15,878,781	175,619

PIMCO Emerging Markets and Infrastructure Bond Fund		13,244,127	155,089

PIMCO EqS Pathfinder Fund™		22,964,509	223,904

PIMCO Global Advantage Strategy Bond Fund		21,098,055	247,691

PIMCO Global Bond Fund (Unhedged)		4,977,736	52,017

PIMCO StocksPLUS® Fund		50,540,978	394,220

PIMCO Total Return Fund		13,686,165	158,760

152	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	SHARES	MARKET VALUE (000S)

PIMCO Unconstrained Bond Fund	7,954,016	$89,960

Total Mutual Funds (Cost $1,417,156)		1,497,260

EXCHANGE-TRADED FUNDS 23.9%

iShares MSCI EAFE Index Fund	3,424,616	188,080

iShares MSCI Emerging Markets Index Fund	2,951,867	132,155

PIMCO 3-7 Year U.S. Treasury Index Fund (c)	417,600	33,379

SPDR Gold Trust	914,685	116,997

Vanguard Emerging Markets ETF	3,516,717	159,659

Total Exchange-Traded Funds (Cost $574,837)		630,270

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.1%

COMMERCIAL PAPER 0.3%

Fannie Mae
0.030% due 10/06/2010	$1,900	1,900

Federal Home Loan Bank
0.080% due 10/18/2010	1,900	1,900
0.100% due 10/04/2010	1,400	1,400
0.108% due 10/06/2010	700	700
0.192% due 10/22/2010	700	700

Freddie Mac
0.250% due 10/13/2010	1,000	1,000
0.250% due 10/18/2010	700	700

		8,300

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 1.6%

Barclays Capital, Inc.
0.190% due 10/01/2010	$3,800	$3,800
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $3,879. Repurchase proceeds are $3,800.)
0.280% due 10/01/2010	3,800	3,800
(Dated 09/30/2010. Collateralized by Ginnie Mae 4.500% due 02/15/2039 valued at $3,929. Repurchase proceeds are $3,800.)

BNP Paribas Bank
0.240% due 10/01/2010	3,800	3,800
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $3,887. Repurchase proceeds are $3,800.)

Citigroup Global Markets, Inc.
0.240% due 10/01/2010	3,800	3,800
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.500% due 12/31/2013 valued at $3,886. Repurchase proceeds are $3,800.)

Credit Suisse Securities (USA) LLC
0.200% due 10/01/2010	3,800	3,800
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.375% due 09/30/2012 valued at $3,888. Repurchase proceeds are $3,800.)

Deutsche Bank AG
0.320% due 10/01/2010	3,800	3,800
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $3,882. Repurchase proceeds are $3,800.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	13,800	13,800

(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $3,890 and U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $10,202. Repurchase proceeds are $13,800.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley
0.200% due 10/01/2010	$4,000	$4,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.375%-3.625% due 11/15/2019-02/15/2020 valued at $4092. Repurchase proceeds are $4,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	402	402
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $411. Repurchase proceeds are $402.)

		41,002

U.S. TREASURY BILLS 0.8%
0.145% due 10/07/2010 - 01/20/2011 (a)(f)(h)	19,992	19,989

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.4%
	3,775,323	37,821

Total Short-Term Instruments (Cost $107,111)		107,112

PURCHASED OPTIONS (j) 0.3%
(Cost $20,289)		6,853

Total Investments 101.8% (Cost $2,547,083)		$2,685,444

Written Options (k) (0.2%) (Premiums $13,186)		(4,776)

Other Assets and Liabilities (Net) (1.6%)		(42,056)

Net Assets 100.0%		$2,638,612

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	Institutional Class Shares of each PIMCO Fund.
(e)	Securities with an aggregate market value of $11 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(f)	Securities with an aggregate market value of $10,133 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $1,035 at a weighted average interest rate of -0.979%. On September 30, 2010, securities valued at $960 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $13,994 and cash of $24 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2010	2,981	$5,683
Wheat December Futures	Long	12/2010	81	(77)
Wheat December Futures	Short	12/2010	81	86

				$5,692

See Accompanying Notes	Semiannual Report	September 30, 2010	153

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	GSC	(1.000%	)	12/20/2019	2.181%	$	1,700	$151	$0	$151
Bank of America Corp.	BCLY	(1.000%	)	06/20/2014	1.441%		4,800	74	196	(122)
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	0.269%		500	(36)	0	(36)
Block Financial LLC	JPM	(1.270%	)	03/20/2013	4.070%		900	57	0	57
CenturyLink, Inc.	JPM	(2.000%	)	06/20/2017	2.281%		1,000	16	0	16
CenturyLink, Inc.	MSC	(1.000%	)	09/20/2019	2.467%		900	96	(11)	107
CSX Corp.	BCLY	(1.350%	)	03/20/2018	0.633%		250	(13)	0	(13)
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.466%		300	9	28	(19)
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.466%		200	6	17	(11)
Embarq Corp.	BCLY	(1.650%	)	06/20/2016	1.993%		2,000	35	0	35
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.936%		1,000	48	(16)	64
Embarq Corp.	JPM	(2.350%	)	06/20/2016	1.993%		1,000	(19)	0	(19)
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	1.741%		3,000	37	64	(27)
Jones Apparel Group, Inc.	DUB	(1.000%	)	12/20/2014	1.808%		8,200	262	262	0
Macy's Retail Holdings, Inc.	BCLY	(6.780%	)	09/20/2015	1.827%		2,000	(463)	0	(463)
Macy's Retail Holdings, Inc.	BNP	(5.000%	)	09/20/2014	1.554%		700	(93)	(73)	(20)
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	1.277%		1,000	13	(23)	36
Merrill Lynch & Co., Inc.	BCLY	(1.000%	)	06/20/2018	1.832%		5,500	301	223	78
New Albertsons, Inc.	DUB	(1.000%	)	03/20/2011	3.347%		5,200	55	52	3
New York Times Co.	BCLY	(1.000%	)	03/20/2015	2.449%		2,000	120	116	4
New York Times Co.	DUB	(5.000%	)	03/20/2015	2.449%		4,000	(429)	(358)	(71)
Newell Rubbermaid, Inc.	UBS	(1.790%	)	06/20/2018	1.474%		965	(21)	0	(21)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	4.523%		8,200	(119)	78	(197)
Office Depot, Inc.	GSC	(5.000%	)	09/20/2013	4.523%		5,800	(85)	37	(122)
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.638%		750	(7)	0	(7)
Pulte Group, Inc.	DUB	(1.000%	)	03/20/2014	2.599%		6,000	311	187	124
Qwest Corp.	JPM	(1.000%	)	03/20/2012	0.554%		4,500	(31)	64	(95)
Rio Tinto Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	0.356%		500	(32)	0	(32)
Rohm and Haas Co.	BNP	(1.600%	)	09/20/2017	0.830%		1,000	(51)	0	(51)
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	2.753%		1,000	(120)	(93)	(27)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	3.088%		1,000	(29)	0	(29)
Seagate Technology HDD Holdings	DUB	(1.000%	)	12/20/2011	2.201%		9,000	128	111	17
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	2.465%		1,200	129	43	86
UST LLC	BCLY	(0.700%	)	03/20/2018	0.341%		1,000	(25)	0	(25)
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.260%		250	(8)	0	(8)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	2.019%		1,000	76	16	60
Whirlpool Corp.	BOA	(2.980%	)	09/20/2016	1.714%		1,000	(70)	0	(70)

								$273	$920	$(647)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AK Transneft OJSC Via TransCapitalInvest Ltd.	GSC	1.000%	12/20/2010	1.042%	$	8,500	$1	$(57)	$58
America Movil SAB de C.V.	DUB	1.000%	03/20/2012	0.986%		5,300	3	(13)	16
Australia Government Bond	BOA	1.000%	09/20/2015	0.430%		7,000	196	162	34
BP Capital Markets PLC	CSFB	5.000%	06/20/2015	1.604%		1,000	151	15	136
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%		2,800	124	(48)	172
BP Capital Markets PLC	DUB	5.000%	06/20/2015	1.604%		1,000	152	35	117
BP Capital Markets PLC	GSC	1.000%	09/20/2011	0.641%		1,100	4	(57)	61
BP Capital Markets PLC	JPM	5.000%	09/20/2011	0.641%		400	18	(10)	28
BP Capital Markets PLC	JPM	5.000%	06/20/2015	1.604%		2,000	304	34	270
Brazil Government International Bond	BCLY	1.000%	06/20/2011	0.487%		7,000	28	17	11
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%		5,900	8	23	(15)
Brazil Government International Bond	HSBC	1.000%	03/20/2011	0.487%		700	2	3	(1)
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.487%		2,500	4	10	(6)
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.487%		1,900	6	9	(3)
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.487%		4,400	11	20	(9)
China Government International Bond	BCLY	1.000%	06/20/2011	0.192%		11,000	68	60	8
Commonwealth Bank of Australia	CITI	1.000%	12/20/2014	0.373%		4,000	105	122	(17)
Egypt Government International Bond	BCLY	1.000%	03/20/2015	2.286%		1,200	(64)	(96)	32
Egypt Government International Bond	CITI	1.000%	06/20/2015	2.323%		4,600	(265)	(325)	60
Egypt Government International Bond	DUB	1.000%	03/20/2015	2.286%		4,100	(220)	(335)	115
Egypt Government International Bond	JPM	1.000%	03/20/2015	2.286%		1,700	(91)	(137)	46
Emirate of Abu Dhabi	DUB	1.000%	12/20/2014	1.014%		2,700	(1)	(106)	105
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.454%		27,600	79	1	78
Emirate of Abu Dhabi	MSC	1.000%	12/20/2014	1.014%		4,400	(1)	(76)	75
France Government Bond	BOA	0.250%	06/20/2015	0.761%		2,800	(65)	(54)	(11)
Gazprom Via Gazprom International S.A.	GSC	1.000%	03/20/2011	1.203%		13,900	(10)	(123)	113
Japan Government International Bond	BCLY	0.650%	12/20/2014	0.455%		3,900	33	0	33

154	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection(2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.500%	$	4,000	$89	$25	$64
Japan Government International Bond	BNP	1.000%	09/20/2015	0.577%		1,900	40	11	29
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%		5,300	119	41	78
Japan Government International Bond	GSC	0.635%	12/20/2014	0.455%		2,600	20	0	20
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.658%		12,000	13	(14)	27
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.658%		4,000	4	8	(4)
Mexico Government International Bond	DUB	1.000%	03/20/2011	0.658%		20,500	40	56	(16)
Mexico Government International Bond	RBS	1.000%	12/20/2010	0.658%		2,500	3	5	(2)
Norway Government Bond	GSC	0.250%	12/20/2014	0.203%		7,800	16	32	(16)
Republic of Germany	BOA	0.250%	06/20/2015	0.356%		2,800	(14)	(26)	12
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MSC	1.000%	12/20/2010	1.369%		10,000	(5)	(42)	37
South Korea Government Bond	CITI	1.000%	03/20/2011	0.478%		2,000	6	12	(6)
South Korea Government Bond	DUB	1.000%	03/20/2011	0.478%		30,000	84	115	(31)
U.S. Treasury Notes	BCLY	0.250%	12/20/2014	0.414%	EUR	5,200	(47)	(25)	(22)
VTB Bank Via VTB Capital SA	BCLY	1.000%	12/20/2010	1.890%	$	5,000	(8)	(82)	74

							$940	$(810)	$1,750

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG - 9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	215,770	$(1,959)	$(1,801)	$(158)
CDX.IG - 9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		15,400	(140)	(15)	(125)
CDX.IG - 9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017		21,650	(196)	(465)	269

							$(2,295)	$(2,281)	$(14)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY	BRL	195,000	$1,319	$98	$1,221
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		6,400	43	13	30
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		4,000	26	8	18
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		4,700	31	10	21
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		150,200	1,390	437	953
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		40,000	217	184	33
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		65,400	145	51	94
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		40,400	83	26	57
Pay	1-Year BRL-CDI	12.310%	01/02/2014	MLP		56,300	415	331	84

							$3,669	$1,158	$2,511

See Accompanying Notes	Semiannual Report	September 30, 2010	155

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (6)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive	DJUBSF3T Index	21,520	3-Month USD-LIBOR plus a specified spread	$	12,450	10/27/2010	BCLY	$52
Receive	DJUBSTR Index	77,170	3-Month USD-LIBOR plus a specified spread		21,650	10/27/2010	BCLY	95
Receive	ENHGD84T Index	63,287	3-Month USD-LIBOR plus a specified spread		22,200	10/27/2010	GSC	93
Receive	DJUBSTR Index	93,174	3-Month USD-LIBOR plus a specified spread		26,140	10/27/2010	MSC	115
Receive	MOTT3001 Index	49,457	3-Month USD-LIBOR plus a specified spread		14,860	10/27/2010	MSC	65
Receive	MOTT3002 Index	87,058	3-Month USD-LIBOR plus a specified spread		25,870	10/27/2010	MSC	113
Receive	MOTT3007 Index	16,784	3-Month USD-LIBOR plus a specified spread		4,940	10/27/2010	MSC	24

								$557

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Variance Swaps
Pay/Receive Variance (7)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.074	04/12/2011	GSC	$	1,100	$(21)	$0	$(21)
Pay	London Gold Market Fixing Ltd. PM	0.072	06/08/2011	MSC		1,000	36	0	36
Pay	S&P GSCI Crude Oil Index	0.111	05/17/2011	DUB		800	22	0	22
Pay	S&P GSCI Crude Oil Index	0.114	05/17/2011	DUB		200	5	0	5

							$42	$0	$42

(7)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(j)	Purchased options outstanding on September 30, 2010:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$88.000	12/31/2011	6	$56	$42

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$700.000	12/18/2010	735	$7,058	$68
Put - CBOE S&P 500 Index December Futures	750.000	12/18/2010	2,050	2,322	302

				$9,380	$370

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	5.000%	09/14/2018	GBP	2,000	$56	$93
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	180,780	2,043	1,427

								$2,099	$1,520

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	$	1.000	05/04/2011	EUR	72,210	$515	$14
Put - OTC EUR versus USD		1.000	05/22/2015		166,400	8,239	4,907

						$8,754	$4,921

(k)	Written options outstanding on September 30, 2010:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	$250.000	12/31/2011	6	$55	$44

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index December Futures	$600.000	12/18/2010	735	$4,555	$24

156	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	9,400	$84	$50
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		15,200	146	82
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,300	16	15
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		5,600	18	25
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		5,600	26	7
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	9	5
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,500	17	17
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		16,500	171	110
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		20,200	221	108
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		10,900	36	48
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		10,900	50	14
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		20,200	189	108
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		4,000	26	27
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		15,300	150	102
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		109,500	881	732

								$2,040	$1,450

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	$	1.000	05/22/2013	EUR	166,400	$6,123	$2,840

Inflation Cap
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BCLY	215.969	Maximum of ((Index Final/Index Initial - 1) - 2.500%) or 0	12/04/2010	$10,000	$32	$0
Cap - OTC CPURNSA Index	BNP	215.949	Maximum of ((Index Final/Index Initial - 1) - 5.000%) or 0	03/04/2015	4,000	68	42

						$100	$42

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BNP	215.969	Maximum of ( - 1.000% - (Index Final/Index Initial - 1)) or 0	12/14/2010	$10,000	$43	$0
Floor - OTC CPURNSA Index	BNP	215.949	Maximum of ( - 1.000% - (Index Final/Index Initial - 1)) or 0	03/04/2015	4,000	56	66
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	12,000	106	152
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	14,400	108	158

						$313	$376

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	741	$156,965	EUR	69,000	$6,255
Sales	2,246	261,100		166,400	17,358
Closing Buys	(2,246)	(114,565)		(69,000)	(10,427)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2010	741	$303,500	EUR	166,400	$13,186

(i)	Foreign Currency Contracts outstanding on September 30, 2010.

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,654	10/2010	CITI	$292	$0	$292
Buy		39,608	10/2010	RBS	3,085	0	3,085
Buy	BRL	21,676	10/2010	BOA	289	0	289
Sell		30,080	10/2010	BOA	0	(895)	(895)
Sell		17,776	10/2010	CITI	0	(528)	(528)
Buy		1,799	10/2010	HSBC	63	0	63
Sell		21,676	10/2010	HSBC	0	(661)	(661)
Sell		31,960	10/2010	JPM	0	(981)	(981)
Buy		203,167	10/2010	MSC	5,936	0	5,936
Sell		15,903	10/2010	MSC	0	(485)	(485)
Sell		109,247	10/2010	RBS	0	(3,779)	(3,779)
Sell		21,676	12/2010	BOA	0	(291)	(291)
Sell		203,167	12/2010	MSC	0	(5,896)	(5,896)

See Accompanying Notes	Semiannual Report	September 30, 2010	157

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	4,946	11/2010	DUB	$29	$0	$29
Sell		14,120	11/2010	RBC	0	(208)	(208)
Sell		2,327	11/2010	RBS	14	0	14
Buy	CHF	37,056	11/2010	CITI	1,149	0	1,149
Buy	CNY	4,458	11/2010	BCLY	0	(3)	(3)
Buy		7,230	11/2010	CITI	0	(5)	(5)
Buy		18,646	11/2010	DUB	0	(17)	(17)
Buy		7,345	11/2010	MSC	0	(8)	(8)
Buy		9,429	01/2011	BOA	1	0	1
Buy		12,023	01/2011	CITI	23	0	23
Sell		223,494	01/2011	CITI	0	(700)	(700)
Buy		27,521	01/2011	DUB	49	0	49
Buy		16,732	01/2011	MSC	1	0	1
Buy		43,551	09/2011	BOA	101	0	101
Buy		43,970	09/2011	CITI	97	0	97
Buy		76,033	09/2011	RBS	151	0	151
Buy		365	09/2011	UBS	1	0	1
Buy		84,106	11/2011	DUB	185	0	185
Buy	EUR	45,579	11/2010	DUB	3,742	0	3,742
Buy	GBP	38,615	12/2010	CITI	674	0	674
Buy		8,255	12/2010	GSC	109	0	109
Buy		18,649	12/2010	UBS	277	0	277
Sell	HUF	1,131,600	10/2010	HSBC	0	(579)	(579)
Sell	IDR	93,005,000	04/2011	BCLY	0	(347)	(347)
Sell	INR	936,935	03/2011	BOA	0	(290)	(290)
Buy	JPY	7,128,442	11/2010	MSC	710	0	710
Sell	KRW	23,249,938	01/2011	CITI	0	(1,360)	(1,360)
Sell		13,378,930	01/2011	JPM	0	(861)	(861)
Sell	MXN	311,294	02/2011	CITI	0	(184)	(184)
Sell		211,591	02/2011	JPM	0	(86)	(86)
Buy	MYR	10,710	10/2010	BCLY	2	0	2
Sell		13,069	10/2010	BCLY	0	(262)	(262)
Sell		58,874	10/2010	CITI	0	(1,265)	(1,265)
Sell		10,710	02/2011	BCLY	7	0	7
Sell	PLN	80,517	11/2010	HSBC	0	(2,289)	(2,289)
Buy	SEK	79,601	11/2010	CITI	527	0	527
Sell	TRY	25,415	10/2010	HSBC	0	(1,939)	(1,939)
Sell	TWD	225,401	01/2011	DUB	43	(19)	24
Sell		165,034	01/2011	JPM	0	(65)	(65)
Sell		254,043	01/2011	MSC	0	(61)	(61)
Sell		137,581	01/2011	UBS	0	(70)	(70)
Sell	ZAR	209,461	10/2010	BCLY	0	(3,135)	(3,135)
Sell		27,632	10/2010	JPM	0	(334)	(334)

					$17,557	$(27,603)	$(10,046)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$128,067	$0	$128,067
Industrials	0	71,211	0	71,211
Utilities	0	17,302	0	17,302
Convertible Bonds & Notes
Industrials	0	2,940	0	2,940
U.S. Government Agencies	0	7,889	0	7,889
U.S. Treasury Obligations	0	50,925	0	50,925
Mortgage-Backed Securities	0	2,606	0	2,606
Asset-Backed Securities	0	156	0	156
Sovereign Issues	0	162,853	0	162,853
Mutual Funds	1,497,260	0	0	1,497,260
Exchange-Traded Funds	630,270	0	0	630,270
Short-Term Instruments
Commercial Paper	0	8,300	0	8,300
Repurchase Agreements	0	41,002	0	41,002
U.S. Treasury Bills	0	19,989	0	19,989
PIMCO Short-Term Floating NAV Portfolio	37,821	0	0	37,821
Purchased Options
Equity Contracts	370	0	0	370
Foreign Exchange Contracts	0	4,921	0	4,921
Interest Rate Contracts	0	1,520	0	1,520

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Other Contracts	$0	$0	$42	$42
Investments, at value	$2,165,721	$519,681	$42	$2,685,444

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	3,016	0	3,016
Equity Contracts	5,683	0	0	5,683
Foreign Exchange Contracts	0	17,557	0	17,557
Interest Rate Contracts	0	2,511	0	2,511
Other Contracts	86	620	0	706
	$5,769	$23,704	$0	$29,473

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,927)	0	(1,927)
Equity Contracts	(24)	0	0	(24)
Foreign Exchange Contracts	0	(30,444)	0	(30,444)
Interest Rate Contracts	0	(1,449)	(418)	(1,867)
Other Contracts	(77)	(21)	(44)	(142)
	$(101)	$(33,841)	$(462)	$(34,404)

Totals	$2,171,389	$509,544	$(420)	$2,680,513

158	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Purchased Options
Other Contracts	$54	$0	$0	$0	$0	$(12)	$0	$0	$42	$(12)

Investments, at value	$54	$0	$0	$0	$0	$(12)	$0	$0	$42	$(12)

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(47)	0	0	0	429	(382)	0	0	0	0
Interest Rate Contracts	(230)	0	(105)	0	0	(83)	0	0	(418)	(83)
Other Contracts	(56)	0	0	0	0	12	0	0	(44)	12

	$(333)	$0	$(105)	$0	$429	$(453)	$0	$0	$(462)	$(71)

Totals	$(279)	$0	$(105)	$0	$429	$(465)	$0	$0	$(420)	$(83)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$1,520	$4,921	$0	$370	$42	$6,853
Variation margin receivable (2)	0	0	0	0	1	1
Unrealized appreciation on foreign currency contracts	0	17,557	0	0	0	17,557
Unrealized appreciation on swap agreements	2,511	0	3,015	0	621	6,147

	$4,031	$22,478	$3,015	$370	$664	$30,558

Liabilities:
Written options outstanding	$1,868	$2,840	$0	$24	$44	$4,776
Variation margin payable (2)	0	0	0	626	0	626
Unrealized depreciation on foreign currency contracts	0	27,603	0	0	0	27,603
Unrealized depreciation on swap agreements	0	0	1,927	0	21	1,948

	$1,868	$30,443	$1,927	$650	$65	$34,953

See Accompanying Notes	Semiannual Report	September 30, 2010	159

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

September 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(5,367)	$(23)	$(5,390)
Net realized gain (loss) on futures contracts, written options and swaps	2,970	0	(136)	14,793	1,225	18,852
Net realized gain on foreign currency transactions	0	12,930	0	0	0	12,930

	$2,970	$12,930	$(136)	$9,426	$1,202	$26,392

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(638)	$(3,834)	$0	$4,179	$(12)	$(305)
Net change in unrealized appreciation on futures contracts, written options and swaps	1,451	3,283	2,238	2,588	226	9,786
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(10,079)	0	0	0	(10,079)

	$813	$(10,630)	$2,238	$6,767	$214	$(598)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $5,692 as reported in the Notes to Schedule of Investments.

160	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Notes to Financial Statements

September 30, 2010 (Unaudited)

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class and Class D shares (the “Institutional Classes”) of 14 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements or line of credit, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flows from operating activities.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market

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participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows;

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment fund will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances which daily market quotes are not readily available investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that uses significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s

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policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

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Notes to Financial Statements (Cont.)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2010 are disclosed in the Notes to the Schedules of Investments.

(g) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(h) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(i) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each

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remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(j) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap.

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Notes to Financial Statements (Cont.)

A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2010 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that

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interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

6. PRINCIPAL RISKS

In the normal course of business the Funds (or Underlying PIMCO Funds and/or Acquired Funds in the case of the PIMCO Funds of Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

PIMCO Fund of Funds  Because the PIMCO Fund of Funds invest substantially all of their respective assets in Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund), the risks associated with investing in the PIMCO Fund of Funds are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund). The ability of the PIMCO

Fund of Funds to achieve their respective investment objectives will depend upon the ability of the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) will be achieved. The net asset value of a PIMCO Fund of Funds will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) in which it invests. The extent to which the investment performance and risks associated with the PIMCO Fund of Funds correlate to those of a particular Underlying PIMCO Fund (or Acquired Fund in the case of the PIMCO Global Multi-Asset Fund) will depend upon the extent to which the assets of the PIMCO Fund of Funds are allocated from time to time for investment in the Underlying PIMCO Fund (or Acquired Fund in the case of the PIMCO Global Multi-Asset Fund), which will vary.

Investing in the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund).

The investment performance depends upon how its assets are allocated and reallocated according to the PIMCO Fund of Fund’s asset allocation targets and ranges. A principal risk of investing in each PIMCO Fund of Funds is that the PIMCO Fund of Fund’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) that will provide consistent, quality performance for the PIMCO Fund of Funds, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund (or Acquired Fund in the case of the PIMCO Global Multi-Asset Fund) that performs poorly or underperforms other Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) under various market conditions.

In the normal course of business the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  A Fund’s (or Underlying PIMCO Funds’ and/or Acquired Funds’ in the case of a PIMCO Fund of Funds) investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds), or, in the case of hedging positions, that the Fund’s (or Underlying PIMCO Funds’ and/or Acquired

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Funds’ in the case of a PIMCO Fund of Funds) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s (or Underlying PIMCO Funds’ and/or Acquired Funds’ in the case of a PIMCO Fund of Funds) investments in foreign currency denominated securities may reduce the returns of the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds).

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s (or Underlying PIMCO Funds’ and/or Acquired Funds’ in the case of a PIMCO Fund of Funds) investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO

Fund of Funds). A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) subsequently falls, the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds).

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman

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Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Funds have filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, Funds that had exposure to Lehman Brothers Special Financing Inc., have entered into a settlement agreement and those Funds that owed money to Lehman Brothers Special Financing Inc. have paid such amounts pursuant to the terms of the settlement agreement.

7.  BASIS FOR CONSOLIDATION FOR THE PIMCO GLOBAL MULTI-ASSET FUND®

The PIMCO Cayman Commodity Fund II Ltd. (the “GMA Subsidiary”), a Cayman Islands exempted company, was incorporated on November 21, 2008 as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Global Multi-Asset Fund (the “GMA Fund”) in order to effect certain investments for the GMA Fund consistent with the GMA Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the GMA Fund and the GMA Subsidiary on December 10, 2008, comprising the entire issued share capital of the GMA Subsidiary with the intent that the GMA Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the GMA Subsidiary, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. As of September 30, 2010, net assets of the GMA Fund were approximately $3 billion, of which approximately $39 million, or approximately 1.5%, represented the GMA Fund’s ownership of all issued shares and voting rights of the GMA Subsidiary.

8.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO EM Fundamental IndexPLUSTM TR Strategy, PIMCO Fundamental Advantage Total Return Strategy, PIMCO Fundamental IndexPLUSTM and PIMCO Fundamental IndexPLUSTM TR Funds. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175%, 0.20%, 0.12%, 0.12%, 0.12% and 0.12%, respectively, based on average daily net assets.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D(1)	Class P	Class R
PIMCO All Asset Fund	0.175%	(2)	0.05%	0.05%	0.40%	0.45%	0.15%	0.45%
PIMCO All Asset All Authority Fund	0.20%	(3)	0.05%	N/A	0.40%	0.45%	0.15%	N/A
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	0.85%		0.40%	N/A	N/A	N/A	N/A	N/A
PIMCO Fundamental Advantage Total Return Strategy Fund	0.64%		0.25%	N/A	0.40%	0.65%	0.35%	N/A
PIMCO Fundamental IndexPLUSTM Fund	0.45%		0.25%	0.25%	N/A	0.65%	N/A	N/A
PIMCO Fundamental IndexPLUSTM TR Fund	0.54%		0.25%	0.25%	0.40%	0.65%	0.35%	N/A
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	0.39%		0.25%	0.25%	0.40%	0.65%	0.35%	N/A
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.45%		0.30%	N/A	0.45%	0.70%	N/A	N/A
PIMCO Small Cap StocksPLUS® TR Fund	0.44%		0.25%	N/A	0.40%	0.65%	0.35%	N/A
PIMCO StocksPLUS® Fund	0.25%		0.25%	0.25%	0.40%	0.65%	0.35%	0.40%
PIMCO StocksPLUS® Long Duration Fund	0.35%		0.24%	N/A	N/A	N/A	N/A	N/A
PIMCO StocksPLUS® Total Return Fund	0.39%		0.25%	N/A	0.40%	0.65%	0.35%	N/A
PIMCO StocksPLUS® TR Short Strategy Fund	0.44%	(5)	0.25%	N/A	0.40%	0.65%	0.35%	N/A
PIMCO Global Multi-Asset Fund(4)	0.90%		0.05%	N/A	0.40%	0.65%	0.15%	0.40%

(1)	As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

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Notes to Financial Statements (Cont.)

(2)	PIMCO has contractually agreed, through July 31, 2011, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(3)	PIMCO has contractually agreed, through July 31, 2011, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(4)	PIMCO has contractually agreed, through July 31, 2011, to waive, first, the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Investment Advisory Fee and Supervisory and Administrative Fee are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place.
(5)	Effective October 1, 2010, the Fund’s Investment Advisory Fee was reduced by 0.05% to 0.39% per annum.

(c) Distribution and Servicing  Fees Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2010.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table

(calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO StocksPLUS® Fund	0.50%	0.25%
All other Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2010, AGID received $13,356,081 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO EM Fundamental IndexPLUSTM TR Strategy, PIMCO StocksPLUS® Long Duration and PIMCO Global Multi-Asset Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class P	Class R
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	1.25%	—	—	—	—	—	—
PIMCO StocksPLUS® Long Duration Fund	0.59%	—	—	—	—	—	—
PIMCO Global Multi-Asset Fund	0.52%	—	1.12%	1.87%	1.12%	0.62%	1.37%

170	PIMCO Funds	Strategic Markets Funds

September 30, 2010 (Unaudited)

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2010, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	$6
PIMCO StocksPLUS® Long Duration Fund	1
PIMCO Global Multi-Asset Fund	3

Each unaffiliated Trustee receives an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) do not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the PIMCO All Asset Fund (the “AA Fund”), PIMCO All Asset All Authority Fund (the “AAAA Fund”) and the PIMCO Global Multi-Asset Fund (the “GMA Fund”) are based upon an allocation of the AA, AAAA and GMA Funds’ assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the AA, AAAA and GMA Funds’ assets.

PIMCO has contractually agreed, through July 31, 2011, to reduce the AA Fund’s Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO has contractually agreed, through July 31, 2011, to reduce the AAAA Fund’s Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO has contractually agreed, through July 31, 2011 to waive, first, the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the GMA Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the GMA Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Investment Advisory Fee and Supervisory and Administrative Fee are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waivers are reflected in the Statement of Operations/Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by Manager. For the period ended September 30, 2010, the amounts were $3,803,422, $43,587 and $4,718,300 respectively, for the AA, AAAA and GMA Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

The GMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMA Subsidiary’s portfolio pursuant to which the GMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the GMA Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by Manager. For the period ended September 30, 2010, the amount was $124,603.

9.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2010, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	$8,846	$0
PIMCO Fundamental Advantage Total Return Strategy Fund	44,090	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	2,881	3,604
PIMCO Small Cap StocksPLUS® TR Fund	3,968	26,640
PIMCO StocksPLUS® Fund	87,686	0
PIMCO StocksPLUS® Total Return Fund	2,744	0
PIMCO StocksPLUS® TR Short Strategy Fund	20,052	5,036
PIMCO Global Multi-Asset Fund	0	18,135

Semiannual Report	September 30, 2010	171

Notes to Financial Statements (Cont.)

The PIMCO All Asset and PIMCO All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying PIMCO Funds”). The PIMCO Global Multi-Asset Fund may invest assets in Institutional Class shares of the Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with the PIMCO All Asset, PIMCO All Asset All Authority and PIMCO Global Multi-Asset Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2010 (amounts in thousands):

PIMCO All Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain(Loss)
PIMCO CommoditiesPLUSTM Strategy Fund	$0	$478,567	$199,416	$36,633	$321,507	$0	$5,724
PIMCO CommodityRealReturn Strategy Fund®	415,411	252,550	364,668	85,287	334,984	26,152	31,322
PIMCO Convertible Fund	393,320	269,196	41,476	154,627	632,562	23,263	215
PIMCO Developing Local Markets Fund	464,701	578,809	485,264	41,717	601,553	6,861	9,696
PIMCO Diversified Income Fund	507,297	147,574	77,984	39,197	610,549	15,827	341
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	275,483	619,768	0	176,656	1,053,345	4,768	0
PIMCO Emerging Local Bond Fund	292,371	378,323	361,711	49,437	353,971	13,624	24,355
PIMCO Emerging Markets Bond Fund	227,567	4,279	134,564	29,645	110,009	4,279	14,572
PIMCO EqS Pathfinder FundTM	0	200,000	0	2,964	202,964	0	0
PIMCO Floating Income Fund	143,967	782,852	0	37,820	934,736	6,562	0
PIMCO Foreign Bond Fund (Unhedged)	8,116	102	0	1,017	9,201	102	0
PIMCO Fundamental Advantage Total Return Strategy Fund	2,275,158	1,344,849	220,185	(49,451)	3,475,601	99,097	(25,308)
PIMCO Fundamental IndexPLUSTM Fund	15,992	1,138	0	(6,474)	15,936	1,138	0
PIMCO Fundamental IndexPLUSTM TR Fund	116,393	11,817	41,644	12,762	77,719	11,817	(1,413)
PIMCO Global Advantage Strategy Bond Fund	357,015	22,138	8,496	29,167	392,635	4,648	(102)
PIMCO High Yield Fund	106,523	283,852	0	43,063	403,991	9,576	0
PIMCO High Yield Spectrum Fund	0	75,091	0	599	75,691	91	0
PIMCO Income Fund	264,689	966,887	0	76,628	1,299,720	19,708	0
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	47,558	70,680	68,336	7,857	55,706	1,833	(21,160)
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	126,510	70,388	127,120	269	66,495	7,921	(20,072)
PIMCO Investment Grade Corporate Bond Fund	1,257,988	90,859	398,174	175,004	1,006,367	27,739	40,693
PIMCO Long Duration Total Return Fund	472,662	67,725	553,462	1,085	5,360	4,643	38,662
PIMCO Long-Term Credit Fund	1,016,591	71,819	111,953	150,197	1,070,052	29,438	1,951
PIMCO Long-Term U.S. Government Fund	516,173	123,761	661,388	2,178	14,121	3,744	13,542
PIMCO Low Duration Fund	373,364	432,782	345,690	13,675	465,252	2,564	5,322
PIMCO Real Return Asset Fund	3,060,678	194,175	2,441,399	192,934	1,053,270	29,938	221,905
PIMCO Real Return Fund	837,746	36,905	671,606	25,723	231,156	5,751	41,439
PIMCO RealEstateRealReturn Strategy Fund	48,758	264,871	135,211	21,825	178,848	32,267	(4,161)
PIMCO Short-Term Floating NAV Portfolio	0	625,519	609,950	0	15,574	19	5
PIMCO Short-Term Fund	212,543	1,108,591	887,026	2,611	436,121	1,367	508
PIMCO Small Cap StocksPLUS® TR Fund	108,744	807	96,193	3,097	10,724	807	12,763
PIMCO StocksPLUS® Fund	11,822	638	0	(2,817)	11,799	638	0
PIMCO StocksPLUS® Total Return Fund	51,913	978	0	(16,453)	54,533	978	0
PIMCO Total Return Fund	930,438	210,347	1,049,489	3,313	104,181	5,951	44,312
PIMCO Unconstrained Bond Fund	0	2,022,817	44,293	32,188	2,010,613	12,975	(100)
Totals	$14,937,491	$11,811,454	$10,136,698	$1,373,980	$17,696,846	$416,086	$435,011

PIMCO All Asset All Authority Fund
Underlying PIMCO Funds	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain(Loss)
PIMCO CommoditiesPLUSTM Strategy Fund	$0	$183,472	$63,150	$14,335	$135,919	$0	$1,263
PIMCO CommodityRealReturn Strategy Fund®	102,630	89,037	92,193	23,328	108,904	7,458	4,801
PIMCO Convertible Fund	32,160	188,663	0	16,138	224,962	6,454	0
PIMCO Developing Local Markets Fund	117,379	340,476	58,432	27,993	424,823	2,695	(51)
PIMCO Diversified Income Fund	33,477	75,811	0	5,868	114,530	1,795	0
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	45,158	149,022	0	38,790	229,922	1,022	0
PIMCO Emerging Local Bond Fund	88,071	160,487	45,889	23,426	220,388	4,306	1,114

172	PIMCO Funds	Strategic Markets Funds

September 30, 2010 (Unaudited)

PIMCO All Asset All Authority Fund
Underlying PIMCO Funds	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain(Loss)
PIMCO Emerging Markets Bond Fund	$59,236	$38,852	$52,433	$13,093	$50,479	$1,394	$2,666
PIMCO EqS Pathfinder FundTM	0	32,000	0	750	32,749	0	0
PIMCO Floating Income Fund	34,423	279,876	26,138	5,310	291,538	1,543	4,546
PIMCO Foreign Bond Fund (Unhedged)	10,119	127	0	1,052	11,471	127	0
PIMCO Fundamental Advantage Total Return Strategy Fund	686,334	731,469	34,131	(33,327)	1,405,871	35,189	(4,289)
PIMCO Fundamental IndexPLUSTM Fund	1,060	75	0	(506)	1,056	75	0
PIMCO Fundamental IndexPLUSTM TR Fund	14,365	1,793	0	1,266	15,076	1,793	0
PIMCO Global Advantage Strategy Bond Fund	86,581	5,522	4,761	5,561	92,514	1,100	(230)
PIMCO High Yield Fund	54,159	208,867	15,676	17,685	253,000	4,042	4,456
PIMCO Income Fund	53,997	339,264	0	19,004	410,888	5,013	0
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	0	69,632	8,000	5,836	67,437	946	(31)
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	50,462	21,513	1,477	30,855	1,507	428
PIMCO Investment Grade Corporate Bond Fund	286,454	121,174	91,482	46,554	330,577	7,169	7,943
PIMCO Long Duration Total Return Fund	135,543	114,099	205,794	6,374	54,654	2,244	8,978
PIMCO Long-Term Credit Fund	249,898	67,054	41,871	35,772	301,235	8,074	542
PIMCO Long-Term U.S. Government Fund	139,196	79,353	224,104	1,033	6,692	1,275	5,649
PIMCO Low Duration Fund	46,170	271,852	90,809	1,469	228,274	546	224
PIMCO Real Return Asset Fund	621,102	101,078	310,199	79,234	476,560	7,827	20,192
PIMCO Real Return Fund	200,675	33,828	170,015	7,868	72,151	1,632	7,328
PIMCO RealEstateRealReturn Strategy Fund	16,111	116,973	54,021	6,518	83,538	12,197	1,240
PIMCO Short-Term Floating NAV Portfolio	0	860,764	842,300	0	18,492	64	29
PIMCO Short-Term Fund	1	25,030	0	76	25,106	30	0
PIMCO Small Cap StocksPLUS® TR Fund	5,868	157,392	86,320	4,548	70,334	1,722	(10,051)
PIMCO StocksPLUS® Fund	1,259	68	0	(422)	1,257	68	0
PIMCO StocksPLUS® Total Return Fund	2,111	40	0	(697)	2,218	40	0
PIMCO StocksPLUS® TR Short Strategy Fund	662,584	685,993	5,178	(83,906)	1,356,485	7,545	(1,048)
PIMCO Total Return Fund	694,680	830,036	570,748	55,956	993,747	12,661	8,366
PIMCO Unconstrained Bond Fund	0	791,324	14,452	11,016	787,837	4,408	(51)
Totals	$4,480,801	$7,200,965	$3,129,609	$358,472	$8,931,539	$143,961	$64,014

PIMCO Global Multi-Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain(Loss)
PIMCO 3-7 Year U.S. Treasury Index Fund	$31,374	$0	$0	$1,877	$33,379	$334	$0
PIMCO Emerging Local Bond Fund	145,342	19,683	0	16,388	175,619	4,323	0
PIMCO Emerging Markets and Infrastructure Bond Fund	121,581	28,386	0	8,288	155,089	3,226	0
PIMCO EqS Pathfinder FundTM	0	222,000	0	1,904	223,904	0	0
PIMCO Global Advantage Strategy Bond Fund	173,068	61,006	0	12,215	247,691	2,666	0
PIMCO Global Bond Fund (Unhedged)	101,478	11,103	65,620	7,912	52,017	833	(1,628)
PIMCO Short-Term Floating NAV Portfolio	167,961	407,729	537,900	(1)	37,821	129	93
PIMCO StocksPLUS® Fund	362,814	87,445	40,160	20,644	394,220	20,255	552
PIMCO Total Return Fund	133,758	38,939	21,570	11,092	158,760	2,349	225
PIMCO Unconstrained Bond Fund	0	88,299	0	1,661	89,960	569	0
Totals	$1,237,376	$964,590	$665,250	$81,980	$1,568,460	$34,684	$(758)

Semiannual Report	September 30, 2010	173

Notes to Financial Statements (Cont.)

Each Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended September 30, 2010 (amounts in thousands):

Fund Name	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	$105,376	$532,163	$214,000	$78	$423,706	$463	$78
PIMCO Fundamental Advantage Total Return Strategy Fund	880,208	1,897,974	915,100	265	1,863,649	2,074	247
PIMCO Fundamental IndexPLUSTM Fund	28,262	0	56,800	1	24,212	40	8
PIMCO Fundamental IndexPLUSTM TR Fund	45,005	263,973	289,300	0	19,701	73	23
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	22,540	105,164	81,600	1	46,128	64	20
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	25,002	293,060	301,000	0	17,085	60	24
PIMCO Small Cap StocksPLUS® TR Fund	50,324	173,096	191,600	(1)	31,861	96	40
PIMCO StocksPLUS® Fund	210,682	377,480	385,900	8	202,323	280	59
PIMCO StocksPLUS® Long Duration Fund	40,298	261,875	248,000	0	54,197	75	23
PIMCO StocksPLUS® Total Return Fund	66,996	106,383	99,700	9	73,694	83	7
PIMCO StocksPLUS® TR Short Strategy Fund	274,725	676,003	323,400	115	627,534	703	74

10.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2010, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO All Asset Fund	$0	$0	$11,185,935	$9,526,748
PIMCO All Asset All Authority Fund	0	0	6,340,201	2,287,309
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	1,909,701	1,335,239	299,468	29,968
PIMCO Fundamental Advantage Total Return Strategy Fund	6,088,338	4,043,652	993,922	220,519
PIMCO Fundamental IndexPLUSTM Fund	38,170	32,686	20,101	2,306
PIMCO Fundamental IndexPLUSTM TR Fund	614,884	534,682	32,661	4,460
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	239,011	192,755	37,065	5,646
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1,239,058	1,163,597	36,613	31,668
PIMCO Small Cap StocksPLUS® TR Fund	609,100	581,079	48,240	33,689
PIMCO StocksPLUS® Fund	632,719	554,427	311,635	18,000
PIMCO StocksPLUS® Long Duration Fund	731,114	724,144	42,979	69,552
PIMCO StocksPLUS® Total Return Fund	454,836	399,918	26,360	5,805
PIMCO StocksPLUS® TR Short Strategy Fund	1,828,182	1,179,695	338,786	63,416
PIMCO Global Multi-Asset Fund	283,925	234,929	1,097,636	523,041

174	PIMCO Funds	Strategic Markets Funds

September 30, 2010 (Unaudited)

12.  LINE OF CREDIT

On November 24, 2008, the AAAA Fund entered into a revolving credit agreement with State Street Bank & Trust Company. Under this agreement, there is a maximum available commitment amount equal to $990 million. Borrowings under this agreement bear interest at a rate equal to the cost of funding. Borrowings outstanding as of September 30, 2010 are disclosed as payable for line of credit on the Statement of Assets and Liabilities. As of September 30, 2010, the AAAA Fund was paying interest at 1.752%. Interest, commitment and facility fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the agreement for the period ended September 30, 2010 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Facility and Interest Fees	Outstanding Principal as of 09/30/2010
$788,934	$798,880	$7,256	$87	$990,000

Effective October 13, 2010, the line of credit commitment was increased by $330 million raising the total commitment to $1.29 billion.

13.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

In October 2007, the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full.

The Non-Agent Lenders sought an order approving the entry of final judgment dismissing all claims against them, and on December 8, 2008 the court entered an order granting the request for final judgment. The plaintiff filed an appeal with the Second Circuit Court of Appeals, and filed an Appellant’s brief seeking to have the Court of Appeals overturn the dismissal of the complaint by the District Court. Jones Day has taken over the representation of the 400+ group of non-agent lenders, the majority of which were previously represented by Kirkland & Ellis LLP (“Member Funds”). On behalf of the Member Funds and the Non Agent Lenders, on October 13, 2009, Jones Day filed an Appellees Brief with the Second Circuit Court of Appeals, seeking to have the Court affirm the ruling of the District Court. A hearing was held by the Second Circuit on May 18, 2010, and Jones Day represented the Member Funds and the Non Agent Lenders at that hearing.

On May 26, 2010, the Second Circuit Court of Appeals affirmed the dismissal by the District Court of all claims brought against the Non Agent Lenders represented by Jones Day, including PIMCO.

On July 28, 2010, the Adelphia Recovery Trust filed an application with the United States Supreme Court for a 45-day extension of time from August 23, 2010 to October 7, 2010 to file their petition for review, which extension was granted. A subsequent extension to October 22, 2010 has also been approved.

The Adelphia Recovery Trust has announced a settlement (not yet signed) of the remaining tort and other claims against the remaining defendants (the Agent Banks, Investment Banks and Nominal Agent Banks). A motion under Bankruptcy Rule 9019 requesting that Judge McKenna approve the settlement will be filed and heard in November. We have been informed orally that the Adelphia Recovery Trust will request that the Supreme Court hold the Petition in abeyance so that the Non Agent Lenders do not have to respond, and provided that Judge McKenna approves the settlement in November, they will then drop the Petition for Supreme Court review, and the Second Circuit affirmation of the dismissal will be final.

Semiannual Report	September 30, 2010	175

Notes to Financial Statements (Cont.)

14.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax position for all open tax years, and concluded that the adoptions had no effect on the Funds’ financial position or results of operations. As of September 30, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The CPSS, CPS, CRRS and GMA Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CPSS, CPS, CRRS and GMA Funds will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its respective subsidiary.

If during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the CPSS, CPS, CRRS and GMA Funds as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the CPSS, CPS, CRRS and GMA Funds as income for Federal income tax purposes.

To the extent a Fund invests in the CPSS, CPS, CRRS and GMA Funds, the Fund may be subject to additional tax risk.

As of September 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO All Asset Fund	$1,449,176	$(75,196)	$1,373,980
PIMCO All Asset All Authority Fund	477,331	(118,859)	358,472
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	38,269	(305)	37,964
PIMCO Fundamental Advantage Total Return Strategy Fund	115,797	(4,496)	111,301
PIMCO Fundamental IndexPLUSTM Fund	1,855	(4,545)	(2,690)
PIMCO Fundamental IndexPLUSTM TR Fund	13,296	(7,754)	5,542
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	5,408	(1,146)	4,262
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	12,300	(9,515)	2,785
PIMCO Small Cap StocksPLUS® TR Fund	7,371	(1,170)	6,201
PIMCO StocksPLUS® Fund	16,510	(11,884)	4,626
PIMCO StocksPLUS® Long Duration Fund	41,851	(1,801)	40,050
PIMCO StocksPLUS® Total Return Fund	9,384	(5,942)	3,442
PIMCO StocksPLUS® TR Short Strategy Fund	46,464	(3,374)	43,090
PIMCO Global Multi-Asset Fund	151,849	(13,488)	138,361

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, accelerated recognition of unrealized gain on certain futures, options and forward contracts and differences between book and tax realized and unrealized gain/loss on swap contracts for federal income tax purposes.

15.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Funds’ financial statements.

176	PIMCO Funds	Strategic Markets Funds

September 30, 2010 (Unaudited)

16.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO All Asset Fund				PIMCO All Asset All Authority Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	185,033	$2,229,870	301,958	$3,468,706	173,274	$1,886,852	114,756	$1,195,982
Class P	13,228	160,141	24,328	269,112	47,949	519,653	55,817	577,115
Administrative Class	4,555	54,965	5,172	59,180	0	0	0	0
Class D	20,262	243,210	15,200	173,952	32,064	346,334	27,113	282,528
Other Classes	49,165	587,745	60,656	689,281	131,860	1,419,916	92,310	952,235
Issued as reinvestment of distributions
Institutional Class	24,547	295,571	65,419	748,238	4,105	44,401	8,435	86,603
Class P	323	3,895	593	6,807	622	6,727	1,017	10,450
Administrative Class	364	4,381	909	10,400	0	0	0	0
Class D	763	9,159	1,649	18,810	645	6,936	1,086	11,102
Other Classes	3,599	42,867	10,553	119,674	2,618	28,150	6,189	63,122
Cost of shares redeemed
Institutional Class	(135,370)	(1,643,569)	(272,893)	(3,084,732)	(22,053)	(238,370)	(25,261)	(260,862)
Class P	(3,172)	(38,160)	(5,075)	(58,503)	(9,403)	(101,376)	(5,656)	(58,633)
Administrative Class	(1,497)	(18,016)	(2,327)	(26,445)	0	0	0	0
Class D	(5,084)	(60,921)	(8,102)	(92,102)	(9,224)	(98,816)	(6,248)	(64,560)
Other Classes	(25,246)	(300,465)	(66,013)	(728,768)	(20,975)	(225,165)	(42,550)	(429,677)
Net increase (decrease) resulting from Fund share transactions	131,470	$1,570,673	132,027	$1,573,610	331,482	$3,595,242	227,008	$2,365,405

	PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund				PIMCO Fundamental Advantage Total Return Strategy Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	76,040	$788,896	943	$14,637	469,304	$2,236,465	606,574	$2,947,715
Class P	0	0	0	0	2,089	9,988	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	27,448	127,598	6,379	30,293
Other Classes	0	0	0	0	18,777	88,100	5,026	24,425
Issued as reinvestment of distributions
Institutional Class	526	6,000	15,788	171,855	30,860	144,934	68,650	316,109
Class P	0	0	0	0	1	3	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	527	2,440	257	1,173
Other Classes	0	0	0	0	355	1,648	354	1,622
Cost of shares redeemed
Institutional Class	(2,989)	(30,763)	(825)	(12,539)	(107,453)	(509,778)	(6,852)	(32,610)
Class P	0	0	0	0	(3)	(14)	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	(10,463)	(49,083)	(686)	(3,197)
Other Classes	0	0	0	0	(3,773)	(17,734)	(1,340)	(6,745)
Net increase resulting from Fund share transactions	73,577	$764,133	15,906	$173,953	427,669	$2,034,567	678,362	$3,278,785

Semiannual Report	September 30, 2010	177

Notes to Financial Statements (Cont.)

	PIMCO Fundamental IndexPLUSTM Fund				PIMCO Fundamental IndexPLUSTM TR Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,824	$18,903	4,876	$32,640	2,583	$15,076	11,543	$72,556
Class P	0	0	0	0	423	2,436	636	3,996
Administrative Class	0	0	0	0	6	35	0	0
Class D	9	57	15	99	19,370	110,583	346	2,264
Other Classes	0	0	0	0	9,861	56,826	3,133	22,105
Issued as reinvestment of distributions
Institutional Class	1,123	7,229	2,346	15,727	3,971	21,908	11,453	66,375
Class P	0	0	0	0	13	70	1	7
Administrative Class	0	1	1	2	0	2	1	5
Class D	0	2	1	5	1,578	8,479	241	1,374
Other Classes	0	0	0	0	720	3,880	1,059	6,009
Cost of shares redeemed
Institutional Class	(1,956)	(12,874)	(6,094)	(39,539)	(11,877)	(66,989)	(97,897)	(571,605)
Class P	0	0	0	0	(134)	(772)	(459)	(3,599)
Administrative Class	0	0	0	0	(1)	(9)	0	0
Class D	(2)	(16)	(18)	(118)	(7,271)	(40,056)	(154)	(1,010)
Other Classes	0	0	0	0	(8,049)	(44,750)	(2,655)	(18,366)
Net increase (decrease) resulting from Fund share transactions	1,998	$13,302	1,127	$8,816	11,193	$66,719	(72,752)	$(419,889)

	PIMCO StocksPLUS® Fund				PIMCO StocksPLUS® Long Duration Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	33,381	$254,495	61,218	$454,661	0	$0	25,871	$173,521
Class P	33	254	130	943	0	0	0	0
Administrative Class	17	132	66	490	0	0	0	0
Class D	441	3,233	1,234	9,203	0	0	0	0
Other Classes	1,393	10,382	3,136	22,637	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	5,464	41,876	1,773	14,610	712	6,000	5,979	46,287
Class P	1	9	1	4	0	0	0	0
Administrative Class	19	146	8	66	0	0	0	0
Class D	49	358	20	158	0	0	0	0
Other Classes	676	4,952	299	2,355	0	0	0	0
Cost of shares redeemed
Institutional Class	(10,916)	(88,384)	(12,903)	(84,619)	(2,592)	(22,000)	(18,257)	(141,686)
Class P	(20)	(151)	(94)	(741)	0	0	0	0
Administrative Class	(41)	(320)	(65)	(478)	0	0	0	0
Class D	(882)	(6,122)	(685)	(5,043)	0	0	0	0
Other Classes	(3,029)	(23,138)	(7,113)	(45,974)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	26,586	$197,722	47,025	$368,272	(1,880)	$(16,000)	13,593	$78,122

178	PIMCO Funds	Strategic Markets Funds

September 30, 2010 (Unaudited)

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)				PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)				PIMCO Small Cap StocksPLUS® TR Fund
Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

24,037	$140,031	2,578	$15,868	14,326	$122,930	1,467	$13,412	21,777	$158,940	1,611	$12,351
21	136	6	36	0	0	0	0	101	703	265	1,785
0	0	0	0	0	0	0	0	0	0	0	0
486	3,041	508	3,302	7,156	63,443	6,868	63,610	1,839	12,726	243	1,831
142	864	1,291	9,109	1,769	15,694	1,513	13,835	5,403	37,887	2,472	19,076

550	3,352	2,086	12,990	1,216	10,650	3,245	29,467	430	3,012	7,919	51,029
0	0	0	2	0	0	0	0	1	10	3	23
0	0	1	2	0	0	0	0	0	0	0	0
4	23	56	345	457	3,952	1,215	10,855	20	138	49	310
20	118	218	1,343	161	1,367	313	2,761	41	287	335	2,148

(13,276)	(80,592)	(2,104)	(13,875)	(19,254)	(170,547)	(20,982)	(176,389)	(29,195)	(196,099)	(67,338)	(420,014)
(20)	(113)	(5)	(28)	0	0	0	0	(302)	(2,054)	(1)	(10)
0	0	0	0	0	0	0	0	0	0	0	0
(711)	(4,183)	(161)	(1,039)	(2,606)	(22,756)	(3,464)	(31,711)	(391)	(2,665)	(56)	(446)
(1,059)	(5,859)	(399)	(2,786)	(906)	(7,800)	(1,302)	(11,709)	(2,744)	(18,209)	(1,126)	(9,566)
10,194	$56,818	4,075	$25,269	2,319	$16,933	(11,127)	$(85,869)	(3,020)	$(5,324)	(55,624)	$(341,483)

PIMCO StocksPLUS® Total Return Fund				PIMCO StocksPLUS® TR Short Strategy Fund				PIMCO Global Multi-Asset Fund
Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

284	$1,959	375	$2,520	159,953	$810,076	168,262	$903,720	24,515	$274,693	72,594	$793,869
84	603	62	389	171	858	2	10	9,691	108,292	15,460	170,920
0	0	0	0	0	0	0	0	0	0	0	0
1,745	12,141	1,420	9,739	21,616	106,368	31,533	159,461	6,660	73,961	11,068	121,136
2,571	18,087	4,135	28,823	62,736	308,606	64,734	335,156	29,214	324,015	78,556	853,385

384	2,710	4,107	27,436	1,687	8,292	6,962	35,043	1,192	13,472	3,462	38,335
0	1	1	6	1	3	0	0	119	1,347	140	1,547
0	0	0	0	0	0	0	0	0	0	0	0
43	301	301	1,995	181	862	857	4,217	151	1,700	435	4,808
122	853	797	5,237	299	1,427	2,282	11,132	812	9,136	2,363	26,050

(2,128)	(14,640)	(3,782)	(28,630)	(14,979)	(74,637)	(16,324)	(86,426)	(17,410)	(191,902)	(11,652)	(127,869)
(47)	(332)	(18)	(127)	(88)	(440)	0	0	(3,005)	(33,301)	(874)	(9,712)
0	0	0	0	0	0	0	0	0	0	0	0
(526)	(3,713)	(467)	(3,274)	(14,881)	(70,867)	(14,337)	(75,142)	(3,363)	(37,094)	(2,413)	(26,388)
(2,128)	(14,381)	(2,432)	(15,972)	(32,760)	(156,331)	(35,853)	(180,297)	(11,031)	(121,491)	(7,877)	(84,993)

404	$3,589	4,499	$28,142	183,936	$934,217	208,118	$1,106,874	37,545	$422,828	161,262	$1,761,088

Semiannual Report	September 30, 2010	179

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	NZD	New Zealand Dollar
BRL	Brazilian Real	IDR	Indonesian Rupiah	PHP	Philippine Peso
CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	TRY	Turkish New Lira
DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand
HKD	Hong Kong Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	ENHGD84T	Dow Jones-AIG E84 Total Return
CDX.HY	Credit Derivatives Index - High Yield	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.IG	Credit Derivatives Index - Investment Grade	EAFE	Europe, Australasia, and Far East Stock Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CMBX	Commercial Mortgage-Backed Index	eRAFI	enhanced Research Affiliates Fundamental Index	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	eRAFI EM	eRAFI Emerging Markets Index	MOTT3007	Dow Jones-UBS MW1 Commodity IndexSM Total Return

Municipal Bond or Agency Abbreviations:
FSA	Financial Security Assurance, Inc.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International
AID	Agency International Development	EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
ALT	Alternate Loan Trust	FSB	Federal Savings Bank	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	WTI	West Texas Intermediate

180	PIMCO Funds	Strategic Markets Funds

Privacy Policy

(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2010	181

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements; and Approval of the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement for PIMCO CommoditiesPLUS™ Fund, PIMCO CommoditiesPLUS™ Short Strategy Fund and PIMCO High Yield Spectrum Fund

At a meeting held on August 16-17, 2010, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2011. The Board also considered and approved for an additional one-year term through August 31, 2011, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2011; and (ii) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund, PIMCO Fundamental IndexPLUSTM Fund and PIMCO Fundamental IndexPLUSTM TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2011.

The Board of the Trust, including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of the PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, at a meeting on February 23, 2010, and on behalf of PIMCO High Yield Spectrum Fund, at a meeting on August 17, 2010 (together with PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds and, if available, information about the fees charged and services provided by PIMCO to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of New Funds’ Agreements. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to New Funds’ Agreements.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 16-17, 2010 meeting. The independent Trustees also met with counsel to the Trust on August 5, 2010 to discuss the materials presented.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2010 and August 17, 2010 meetings.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to

182	PIMCO Funds	Strategic Markets Funds

(Unaudited)

attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trusts and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts.

The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers. The Trustees also considered new services or service enhancements PIMCO has implemented since the Agreements were last renewed in 2009, including PIMCO Retail Oversight (“PRO”), a “Pricing Portal” to streamline and automate certain pricing functions, a quality management system, security fair valuation enhancements required by FAS 157, additional money market fund oversight and reporting, improved review of BFDS’ large trade processing, and web-hosting of prospectuses and other regulatory documents.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund, PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered

PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3.	Investment Performance

As the New Funds had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2010 and other performance data, as available, for the period ended June 30, 2010 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2010 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 16-17, 2010 meeting. The Board noted that, as of May 31, 2010, the Institutional Class of 73%, 74% and 73% of the Funds outperformed its Lipper category median over the three-year, five-year and 10-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in each class’s different distribution and servicing expenses. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 10 years of performance history, over 80% outperformed the relative benchmark indexes on a net-of-fees basis over the 10-year period ended May 31, 2010, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer, nearly 90% all of the Institutional Class assets have outperformed the relative benchmark indexes net of fees, noting, however, the impact of PIMCO Total Return Fund’s size on this data. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also

Semiannual Report	September 30, 2010	183

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements  (Cont.)

discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO StocksPLUS® TR Short Strategy Fund and eventually to reduce the supervisory and administrative fee for certain classes of a number of Funds in connection with the consolidation of all administrative services with PIMCO.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the PIMCO CommoditiesPLUS Strategy Fund and PIMCO High Yield Spectrum Fund, the Board reviewed data comparing the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with a similar investment strategy. At the time the Board considered PIMCO CommoditiesPLUS Short Strategy Fund’s advisory fees, PIMCO did not manage any separate accounts or other products with investment strategies similar to PIMCO CommoditiesPLUS Short Strategy Fund and, thus, no comparative fee information was considered.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the total expenses for 52% of the Funds’ Class A shares and for 93% of the Funds’ Institutional Class shares fall below or are equal to the median total expense of their respective Lipper Expense Group. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

184	PIMCO Funds	Strategic Markets Funds

(Unaudited)

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the New Funds are newly organized, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board also considered that economies of scale may be reflected in the Funds’ share class structure, including that the Funds offer Institutional Class shares on third-party platforms that impose high investment minimums. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets. The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structure were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of the Fund’s shareholders.

The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

Semiannual Report	September 30, 2010	185

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive,

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PS26780 SAR 093010

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2010

Asset Allocation, Real Return Strategy & Equity-Related Funds

Share Classes

ASSET ALLOCATION

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

PIMCO Global Multi-Asset Fund

REAL RETURN STRATEGY

PIMCO CommoditiesPLUS™ Short Strategy Fund

PIMCO CommoditiesPLUS™ Strategy Fund

PIMCO CommodityRealReturn Strategy Fund®

PIMCO RealEstateRealReturn Strategy Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO Fundamental Advantage Total Return Strategy Fund

PIMCO Fundamental IndexPLUS™ TR Fund

PIMCO Small Cap StocksPLUS® TR Fund

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

PIMCO StocksPLUS® TR Short Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		4
Important Information About the Funds		6
Benchmark Descriptions		23
Financial Highlights		146
Statements of Assets and Liabilities		160
Consolidated Statements of Assets and Liabilities		162
Statements of Operations		163
Consolidated Statements of Operations		165
Statements of Changes in Net Assets		166
Consolidated Statements of Changes in Net Assets		169
Statement of Cash Flows		170
Notes to Financial Statements		171
Glossary		193
Privacy Policy		194
Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements.		195

FUND	Fund Summary	Schedule of Investments

PIMCO All Asset Fund	8	26
PIMCO All Asset All Authority Fund	9	27
PIMCO Fundamental Advantage Total Return Strategy Fund	10	28
PIMCO Fundamental IndexPLUS™ TR Fund	11	40
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	12	50
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	13	59
PIMCO RealEstateRealReturn Strategy Fund	14	67
PIMCO Small Cap StocksPLUS® TR Fund	15	74
PIMCO StocksPLUS® Fund	16	83
PIMCO StocksPLUS® Total Return Fund	17	92
PIMCO StocksPLUS® TR Short Strategy Fund	18	102
PIMCO CommoditiesPLUS™ Short Strategy Fund	19	114
PIMCO CommoditiesPLUS™ Strategy Fund	20	117
PIMCO CommodityRealReturn Strategy Fund®	21	124
PIMCO Global Multi-Asset Fund	22	137

Semiannual Report	September 30, 2010	3

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Over the six-month reporting period, U.S. economic growth weakened and unemployment remained stubbornly high, even with significant monetary and fiscal stimulus. Within Europe, sovereign debt worries heightened investor concerns over the possibility of default, leading to increased market volatility. In response, U.S. and non-U.S. government policy makers kept key interest rates near zero and announced plans for expanded quantitative easing programs to help spark economic activity and job creation, despite a rising public debt burden within developed economies. Furthermore, the Federal Reserve adjusted its balance sheet strategy by reinvesting payments on Agency debt and mortgage-backed securities (“MBS”) into longer-term U.S. Treasury securities in an effort to stabilize the economy through price support within key asset classes.

PIMCO’s New Normal long-term outlook—marked by a shift in global growth drivers, deleveraging and re-regulation—points to the possibility of a desynchronized global economic recovery. As such, the economic growth rate in developed economies will likely be lower than in previous recoveries, but higher for developing and emerging market economies. For investors, it is important to adjust portfolios to meet the challenges of this changing and uncertain investment environment. At PIMCO, we remain focused on helping you through your investment journey while managing a number of risks along the way.

Included below are highlights of the financial markets during our six-month reporting period:

•

Investors helped push yields on U.S. Treasury securities to historic lows in the short area of the yield curve in a flight to higher quality assets. Bonds that offered extra income, however, performed better than lower yielding U.S. Treasury securities. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, or 1.31% lower than on March 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 6.05% for the reporting period.

•

Corporate bonds, including high-yield bonds, outperformed U.S. Treasury securities as strong demand for incremental income supported healthy new corporate bond issuance. Furthermore, corporate fundamentals generally continued to improve during the reporting period due to cost-cutting, improving margins, increasing asset quality and valuations.

•

The performance of Agency MBS lagged like-duration U.S. Treasury securities primarily due to concern of increased prepayments induced by a potential government-sponsored refinancing program and the Federal Reserve’s decision to reinvest pay downs within its mortgage portfolio in U.S. Treasury securities rather than in MBS. However, non-Agency MBS and commercial MBS outperformed U.S. Treasury securities as a result of limited new issuance and investor demand for higher-yielding assets.

•

Municipal bonds posted positive returns, as measured by the Barclays Capital Municipal Bond Index, which returned 5.51% for the reporting period. Taxable Build America Bonds outperformed the tax-exempt municipal bond sector due to their longer duration as rates moved lower over the period.

•

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive, as represented by the Barclays Capital U.S. TIPS Index, which returned 6.40% for the reporting period. Decreasing real yields across the maturity spectrum created quite positive TIPS returns, while coupon income and low inflation accruals added additional incremental positive returns. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed during the period and TIPS underperformed nominal U.S. Treasury securities. Diversified commodity index returns were also positive, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 6.24% for the reporting period.

4	PIMCO Funds

•

Emerging market (“EM”) bonds denominated in both U.S. dollars and local EM currencies performed well, outperforming U.S. Treasury securities. The U.S. dollar weakened due in part to investor concerns over the likelihood of increased government stimulus policies and a widening U.S. public debt burden. As a result, most EM currencies appreciated relative to the U.S. dollar.

•

Equity markets worldwide were volatile, and generally posted negative returns for the reporting period despite staging a rally in September 2010. U.S. equities, as measured by the S&P 500 Index, declined 1.42% and international equities, as represented by the MSCI World Index, declined 0.64% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Funds

November 10, 2010

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	5

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, commodity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York statespecific risk, municipal project specific risk, short sale risk, tax risk, subsidiary risk, allocation risk and underlying PIMCO fund risks. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The PIMCO All Asset, PIMCO All Asset All Authority and PIMCO Global Multi-Asset Funds (“PIMCO Fund of Funds”) may invest their respective assets in Underlying PIMCO Funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The PIMCO CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in this Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes, which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities. PIMCO StocksPLUS® TR Short Strategy Fund will generally realize gains only when the price of the S&P 500 Index is declining.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B, C or R) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and class A, B and C shares were first offered in (month/year): PIMCO StocksPLUS® Fund (1/97), PIMCO CommodityRealReturn Strategy Fund® (11/02), PIMCO All Asset Fund (4/03), PIMCO StocksPLUS® Total Return Fund (7/03), PIMCO All Asset All Authority Fund (A and C Shares 7/05), PIMCO Small Cap StocksPLUS® TR Fund (A and C Shares 7/06), PIMCO StocksPLUS® TR Short Strategy Fund (A and C Shares 7/06) and PIMCO Fundamental Advantage Total Return Strategy Fund (A and C Shares 7/08) and PIMCO CommoditiesPLUS™ Short Strategy Fund (A and C Shares 9/10). The R shares for each Fund were first offered in (12/02) except PIMCO All Asset Fund (1/06), PIMCO Global Multi-Asset Fund (1/09) and PIMCO CommodityRealReturn Strategy Fund® (3/10). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year to 0% at the end of the sixth year, depending on the fund and when the shares were purchased. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A Shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’s inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	PIMCO Funds

Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from April 1, 2010 to September 30, 2010, with the exception of the PIMCO CommoditiesPLUS™ Strategy Fund, which is from May 28, 2010 (the date that the Fund commenced operations) to September 30, 2010 and the PIMCO CommoditiesPLUS™ Short Strategy Fund, which is for September 30, 2010 only (the date that the Fund commenced operations).

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2010	7

PIMCO All Asset Fund

Class A:	PASAX
Class B:	PASBX
Class C:	PASCX
Class R:	PATRX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund, PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, as well as in funds of the PIMCO Equity Series).

•

Allocations to long maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), primarily through the PIMCO Real Return Asset Fund, benefited performance as the Underlying PIMCO Fund posted positive returns for the period.

•	Exposure to investment-grade credit, via the PIMCO Investment Grade Corporate Bond Fund, benefited performance as the Underlying PIMCO Fund posted positive returns for the period.

•

Modest exposure to commodities, achieved through the PIMCO CommodityRealReturn Strategy Fund® and the PIMCO CommoditiesPLUS™ Strategy Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the period.

•

Exposure to emerging market currencies and locally denominated emerging market bonds, through the PIMCO Developing Local Markets Fund and the PIMCO Emerging Local Bond Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the period.

•	Modest exposure to equity strategies, primarily through the PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, benefited performance as the Underlying PIMCO Fund posted positive returns for the period.

•

Holdings in the PIMCO Fundamental Advantage Total Return Strategy Fund benefited performance. This Underlying PIMCO Fund, which combines long equity exposure via the Enhanced RAFI® 1000 Index and short equity exposure via the S&P 500 Index with actively managed fixed-income collateral, posted positive returns for the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Class A	9.04%	14.11%	5.43%	8.63%
PIMCO All Asset Fund Class A (adjusted)	4.95%	9.83%	4.63%	8.12%
PIMCO All Asset Fund Class B	8.66%	13.29%	4.65%	7.83%
PIMCO All Asset Fund Class B (adjusted)	5.16%	9.79%	4.57%	7.83%
PIMCO All Asset Fund Class C (adjusted)	7.68%	12.26%	4.65%	7.82%
PIMCO All Asset Fund Class R	8.90%	13.82%	5.13%	8.32%
Barclays Capital U.S. TIPS: 1-10 Year Index	4.26%	7.40%	5.36%	5.95%
Consumer Price Index + 500 Basis Points	2.91%	6.31%	7.11%	7.61%
Lipper Flexible Portfolio Funds Average	1.69%	8.46%	2.75%	6.19%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.485% for Class A shares, 2.235% for Class B shares, 2.235% for Class C shares, and 1.785% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

PIMCO Funds Allocation‡

PIMCO Fundamental Advantage Total Return Strategy Fund	19.6%
PIMCO Unconstrained Bond Fund	11.4%
PIMCO Income Fund	7.3%
PIMCO Long-Term Credit Fund	6.0%
PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund	6.0%
PIMCO Real Return Asset Fund	6.0%
PIMCO Investment Grade Corporate Bond Fund	5.7%
PIMCO Floating Income Fund	5.3%
Other	32.7%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,090.37	$1,086.60	$1,086.78	$1,089.00	$1,021.16	$1,017.45	$1,017.45	$1,019.70
Expenses Paid During Period†	$4.09	$7.95	$7.95	$5.60	$3.95	$7.69	$7.69	$5.42

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.775% for Class A, 1.525% for Class B, 1.525% for Class C, and 1.075% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying PIMCO Funds, which based upon allocation of the Fund’s assets among the Underlying PIMCO Funds are indirectly borne by the shareholders of the Fund. The Underlying PIMCO Fund expenses attributable to management fees are currently capped at 0.64% of the total assets invested in Underlying PIMCO Funds. The annualized expense ratios reflect net annualized expenses after application of an expense waiver for 0.05%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO All Asset All Authority Fund

Class A:	PAUAX
Class C:	PAUCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class, or as applicable, Class M shares of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO Global Multi-Asset Fund, and the PIMCO RealRetirement® Funds, as well as in funds of the PIMCO Equity Series).

•

Allocations to long maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), primarily through the PIMCO Real Return Asset Fund, benefited performance as the Underlying PIMCO Fund posted positive returns for the period.

•	Exposure to investment-grade credit, via the PIMCO Investment Grade Corporate Bond Fund, benefited performance as the Underlying PIMCO Fund posted positive returns for the period.

•

Modest exposure to commodities, achieved through the PIMCO CommodityRealReturn Strategy Fund® and the PIMCO CommoditiesPLUS™ Strategy Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the period.

•

Exposure to emerging market currencies and locally denominated emerging market bonds, through the PIMCO Developing Local Markets Fund and the PIMCO Emerging Local Bond Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the period.

•

Holdings in the PIMCO Fundamental Advantage Total Return Strategy Fund benefited performance. This Underlying PIMCO Fund, which combines long equity exposure via the Enhanced RAFI® 1000 Index and short equity exposure via the S&P 500 Index with actively managed fixed-income collateral, posted positive returns for the period.

•	An allocation to the PIMCO StocksPLUS® TR Short Strategy Fund benefited performance as the Underlying PIMCO Fund posted positive returns for the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Class A	9.21%	12.35%	6.58%	7.85%
PIMCO All Asset All Authority Fund Class A (adjusted)	3.20%	8.14%	5.77%	7.26%
PIMCO All Asset All Authority Fund Class C (adjusted)	7.86%	10.53%	5.81%	7.05%
S&P 500 Index	-1.42%	10.16%	0.64%	3.26%
Consumer Price Index + 650 Basis Points	3.68%	7.91%	8.72%	9.27%
Lipper Flexible Portfolio Funds Average	1.69%	8.46%	2.75%	4.92%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.50% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.77% and 2.52% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

PIMCO Funds Allocation‡

PIMCO Fundamental Advantage Total Return Strategy Fund	15.8%
PIMCO StocksPLUS® TR Short Strategy Fund	15.2%
PIMCO Total Return Fund	11.1%
PIMCO Unconstrained Bond Fund	8.8%
PIMCO Real Return Asset Fund	5.3%
Other	43.8%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,092.10	$1,088.57	$1,019.50	$1,015.74
Expenses Paid During Period†	$5.82	$9.74	$5.62	$9.40

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.11% for Class A and 1.86% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example

Semiannual Report	September 30, 2010	9

PIMCO Fundamental Advantage Total Return Strategy Fund

Class A:	PTFAX
Class C:	PTRCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI® 1000 and short exposure to the S&P 500 Index, backed by a diversified portfolio of short and intermediate maturity fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps to gain long exposure to Enhanced RAFI® 1000 and short exposure to the S&P 500 Index.

•	The Fund’s long-short domestic equity exposure, which was obtained through equity index derivatives, benefited returns as the Enhanced RAFI® 1000 outperformed the S&P 500 Index over the period.

•

Within the fixed-income portfolio backing the equity index derivatives, a positive duration (or sensitivity to changes in market interest rates) enhanced performance as the yield on the ten-year U.S. Treasury declined over the period.

•	Exposure to investment grade corporate bonds benefited relative returns as these holdings outperformed money market rates.

•	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed over the period.

•	Exposure to emerging markets currencies benefited performance as these currencies appreciated relative to the U.S. dollar during the period.

•	Holdings of Agency and non-Agency mortgage-backed securities benefited returns as these securities outperformed money market rates during the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	Fund Inception (02/29/08)
PIMCO Fundamental Advantage Total Return Strategy Fund Class A	6.25%	9.47%	10.23%
PIMCO Fundamental Advantage Total Return Strategy Fund Class A (adjusted)	2.26%	5.36%	8.61%
PIMCO Fundamental Advantage Total Return Strategy Fund Class C (adjusted)	4.69%	7.74%	9.73%
3 Month USD LIBOR Index	0.21%	0.34%	1.51%
Lipper Equity Market Neutral Funds Average	0.21%	1.26%	-1.14%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. The Fund’s gross expense ratios are 1.30% and 2.06% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

Short-Term Instruments	31.8%
U.S. Government Agencies	23.2%
Corporate Bonds & Notes	19.6%
U.S. Treasury Obligations	17.4%
Sovereign Issues	2.3%
Other	5.7%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,062.50	$1,056.94	$1,018.60	$1,014.84
Expenses Paid During Period†	$6.67	$10.52	$6.53	$10.30

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.29% for Class A and 2.04% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Fundamental IndexPLUSTM TR Fund

Class A:	PIXAX
Class C:	PIXCX

Portfolio Insights

•

The Fund seeks total return which exceeds that of the FTSE RAFI® US 1000 Index (the “Index”), by investing under normal circumstances in derivatives based on Enhanced RAFI® 1000, an enhanced, performance recalibrated version of the Index, backed by a portfolio of short and intermediate maturity fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index.

•	The Fund’s exposure to domestic equity markets, which was obtained through equity index derivatives, detracted from absolute returns as the Enhanced RAFI® 1000 Index decreased over the period.

•

Within the fixed-income portfolio backing the equity index derivatives, duration exposure (or sensitivity to changes in market interest rates) focused on the intermediate portion of the U.S. Treasury yield curve enhanced performance, as the yield on the ten-year U.S. Treasury declined over the period by more than yields at the front end of the yield curve.

•	Exposure to investment grade corporate bonds benefited relative returns as these holdings outperformed money market rates over the period.

•	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed over the period.

•	Exposure to emerging markets currencies benefited performance as these currencies appreciated relative to the U.S. dollar over the period.

•	Holdings of Agency and non-Agency mortgages benefited returns as these securities outperformed money market rates over the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUSTM TR Fund Class A	4.56%	25.01%	5.40%	5.60%
PIMCO Fundamental IndexPLUSTM TR Fund Class A (adjusted)	0.64%	20.32%	4.59%	4.83%
PIMCO Fundamental IndexPLUSTM TR Fund Class C (adjusted)	3.18%	23.43%	4.63%	4.86%
FTSE RAFI® US 1000 Index	-1.56%	8.56%	2.72%	3.25%
S&P 500 Index	-1.42%	10.16%	0.64%	1.29%
Lipper Specialty Diversified Equity Funds Average	1.10%	7.51%	1.37%	1.71%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. The Fund’s gross expense ratios are 1.32% and 2.07% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as supplemented to date.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

U.S. Government Agencies	34.3%
Corporate Bonds & Notes	30.4%
U.S. Treasury Obligations	12.5%
Short-Term Instruments	10.0%
Mortgage-Backed Securities	7.9%
Other	4.9%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,045.61	$1,040.95	$1,019.10	$1,015.34
Expenses Paid During Period†	$6.10	$9.93	$6.02	$9.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.19% for Class A and 1.94% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	11

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

Class A:	PPUAX
Class C:	PPUCX

Portfolio Insights

•

The Fund seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps.

•

The Fund’s exposure to international equity markets, which was obtained through equity index derivatives, benefited absolute returns as the MSCI EAFE Net Dividend Index (USD Unhedged) increased over the period.

•

Within the fixed-income portfolio backing the equity index derivatives, a positive duration (or sensitivity to changes in market interest rates) benefited performance as the yield on the ten-year U.S. Treasury declined over the period.

•	Exposure to investment grade corporate bonds benefited relative returns as these holdings outperformed money market rates over the period.

•	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed over the period.

•	Exposure to emerging markets currencies benefited performance as these currencies appreciated relative to the U.S. dollar over the period.

•	Holdings of Agency and non-Agency mortgage-backed securities benefited returns as these securities outperformed money market rates over the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	Fund Inception (11/30/06)
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class A	4.44%	12.22%	0.47%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class A (adjusted)	0.47%	8.07%	-0.53%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class C (adjusted)	3.19%	10.73%	-0.27%
MSCI EAFE Net Dividend Index (USD Unhedged)	0.20%	3.27%	-3.72%
Lipper International Multi-Cap Core Funds Average	2.35%	6.50%	-2.50%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.05% and 1.80% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

Short-Term Instruments	28.5%
U.S. Government Agencies	28.2%
Corporate Bonds & Notes	24.8%
U.S. Treasury Obligations	10.4%
Mortgage-Backed Securities	3.6%
Other	4.5%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,044.41	$1,041.91	$1,019.80	$1,016.04
Expenses Paid During Period†	$5.38	$9.21	$5.32	$9.10

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.05% for Class A and 1.80% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Class A:	PIPAX
Class B:	PIPBX
Class C:	PIPCX

Portfolio Insights

•

The Fund seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps.

•

Portfolios managed to a U.S. dollar hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that are hedged to the U.S. dollar generally underperformed unhedged portfolios over the period, as the U.S. dollar underperformed most major currencies over the period.

•

The Fund’s exposure to international equity markets, which was obtained through equity index derivatives, detracted from absolute returns as the MSCI EAFE Net Dividend Index (Hedged USD) decreased over the period.

•

Within the fixed-income portfolio backing the equity index derivatives, a positive duration (or sensitivity to changes in market interest rates) benefited performance as the yield on the ten-year U.S. Treasury declined over the period.

•	Exposure to investment grade corporate bonds benefited relative returns as these holdings outperformed money market rates over the period.

•	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed over the period.

•	Exposure to emerging markets currencies benefited performance as these currencies appreciated relative to the U.S. dollar over the period.

•	Holdings of Agency and non-Agency mortgage-backed securities benefited returns as these securities outperformed money market rates over the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	Fund Inception (10/30/03)
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class A	2.20%	14.66%	4.63%	8.72%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class A (adjusted)	-1.63%	8.35%	3.46%	7.84%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class B	1.85%	13.82%	3.87%	7.93%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class B (adjusted)	-2.90%	9.50%	3.63%	7.93%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class C (adjusted)	0.88%	12.99%	3.86%	7.95%
MSCI EAFE Net Dividend Hedged USD Index	-4.11%	2.81%	0.36%	5.30%	**
Lipper International Multi-Cap Core Funds Average	2.35%	6.50%	2.88%	7.42%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.29% for Class A shares and 2.06% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

U.S. Government Agencies	33.2%
U.S. Treasury Obligations	22.5%
Corporate Bonds & Notes	21.9%
Mortgage-Backed Securities	8.9%
Short-Term Instruments	5.5%
Sovereign Issues	2.9%
Other	5.1%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,022.04	$1,018.52	$1,018.30	$1,019.25	$1,015.49	$1,015.49
Expenses Paid During Period†	$5.88	$9.66	$9.66	$5.87	$9.65	$9.65

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.16% for Class A, 1.91% for Class B, and 1.91% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	13

PIMCO RealEstateRealReturn Strategy Fund

Class A:	PETAX
Class B:	PETBX
Class C:	PETCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

•

The portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, benefited performance as U.S. TIPS outperformed the one-month LIBOR financing rate that is assumed in real estate investment trust (“REIT”) index-linked derivatives.

•	An above-index U.S. nominal duration (or sensitivity to changes in market interest rates) benefited performance as the ten-year U.S. Treasury yield declined during the period.

•	An above-index Australian real duration benefited performance as the ten-year Australian real yield declined during the period.

•	Holdings of senior commercial mortgage-backed securities and non-Agency mortgage-backed securities benefited performance as mortgage spreads over U.S. Treasuries tightened during the period.

•	A curve-steepening bias in the U.S. detracted from performance as the thirty-year U.S. Treasury yield decreased more than the two-year U.S. Treasury yield during the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	Fund Inception (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Class A	19.13%	48.06%	3.70%	11.05%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	12.58%	39.91%	2.54%	10.15%
PIMCO RealEstateRealReturn Strategy Fund Class B	18.47%	46.70%	2.90%	10.18%
PIMCO RealEstateRealReturn Strategy Fund Class B (adjusted)	13.47%	41.70%	2.76%	10.18%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	17.52%	45.73%	2.90%	10.18%
Dow Jones U.S. Select REIT Total Return Index	8.54%	30.14%	1.31%	7.99%	**
Lipper Real Estate Funds Average	8.56%	29.84%	1.05%	7.33%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.50% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.28% for Class A shares, 2.06% for Class B shares, and 2.04% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

U.S. Treasury Obligations	78.8%
Short-Term Instruments	9.2%
Corporate Bonds & Notes	6.2%
Sovereign Issues	2.3%
Mortgage-Backed Securities	1.5%
Other	2.0%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,191.28	$1,184.69	$1,185.21	$1,019.05	$1,015.29	$1,015.29
Expenses Paid During Period†	$6.59	$10.68	$10.68	$6.07	$9.85	$9.85

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.20% for Class A, 1.95% for Class B, and 1.95% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO Small Cap StocksPLUS® TR Fund

Class A:	PCKAX
Class C:	PCKCX

Portfolio Insights

•

The Fund seeks total return which exceeds that of the Russell 2000® Index by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of fixed-income instruments actively managed by PIMCO. The Fund may invest in common stocks, options, futures, options on futures and swaps.

•	The Fund’s exposure to domestic equity markets, which was obtained through equity index derivatives, benefited absolute returns as the Russell 2000® Index increased over the period.

•

Within the fixed-income portfolio backing the equity index derivatives, a positive duration (or sensitivity to changes in market interest rates) enhanced performance as the yield on the ten-year U.S. Treasury declined over the period.

•	Exposure to investment grade corporate bonds benefited relative returns as these holdings outperformed money market rates over the period.

•	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed over the period.

•	Exposure to emerging markets currencies benefited performance as these currencies appreciated relative to the U.S. dollar over the period.

•	Holdings of Agency and non-Agency mortgage-backed securities benefited returns as these securities outperformed money market rates over the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Class A	7.98%	26.40%	5.21%
PIMCO Small Cap StocksPLUS® TR Fund Class A (adjusted)	3.93%	21.66%	4.32%
PIMCO Small Cap StocksPLUS® TR Fund Class C (adjusted)	6.55%	24.45%	4.34%
Russell 2000® Index	0.25%	13.35%	-1.38%
Lipper Specialty Diversified Equity Funds Average	1.10%	7.51%	1.34%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.16% and 1.94% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

U.S. Government Agencies	36.0%
Corporate Bonds & Notes	28.0%
Short-Term Instruments	24.3%
Sovereign Issues	2.9%
U.S. Treasury Obligations	2.7%
Other	6.1%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,079.84	$1,075.53	$1,019.60	$1,015.84
Expenses Paid During Period†	$5.68	$9.57	$5.52	$9.30

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.09% for Class A and 1.84% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	15

PIMCO StocksPLUS® Fund

Class A:	PSPAX
Class B:	PSPBX
Class C:	PSPCX
Class R:	PSPRX

Portfolio Insights

•

The Fund seeks total return which exceeds that of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps.

•	The Fund’s exposure to domestic equity markets, which was obtained through equity index derivatives, was the main detractor from absolute returns as the S&P 500 Index decreased over the period.

•

Within the fixed-income portfolio backing the equity index derivatives, a positive duration (or sensitivity to changes in market interest rates) enhanced performance as the yield on the ten-year U.S. Treasury declined over the period.

•	Exposure to investment grade corporate bonds benefited relative returns as these holdings outperformed money market rates over the period.

•	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed over the period.

•	Exposure to emerging markets currencies benefited performance as these currencies appreciated relative to the U.S. dollar over the period.

•	Holdings of Agency and non-Agency mortgage-backed securities benefited returns as these securities outperformed money market rates over the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)
PIMCO StocksPLUS® Fund Class A	-0.39%	14.06%	0.08%	-0.64%	7.59%
PIMCO StocksPLUS® Fund Class A (adjusted)	-4.13%	10.64%	-0.53%	-0.94%	7.40%
PIMCO StocksPLUS® Fund Class B	-0.66%	13.33%	-0.66%	-1.16%	7.27%
PIMCO StocksPLUS® Fund Class B (adjusted)	-5.37%	8.33%	-0.98%	-1.16%	7.27%
PIMCO StocksPLUS® Fund Class C (adjusted)	-1.43%	12.57%	-0.41%	-1.12%	7.07%
PIMCO StocksPLUS® Fund Class R	-0.50%	13.78%	-0.18%	-0.84%	7.37%
S&P 500 Index	-1.42%	10.16%	0.64%	-0.43%	7.68%	**
Lipper Large-Cap Core Funds Average	-2.62%	7.93%	0.28%	-0.23%	6.97%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.94% for Class A shares, 1.69% for Class B shares, 1.44% for Class C shares, and 1.19% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

Corporate Bonds & Notes	29.2%
Short-Term Instruments	27.1%
U.S. Government Agencies	25.1%
Mortgage-Backed Securities	6.2%
U.S. Treasury Obligations	5.2%
Other	7.2%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$996.05	$993.36	$995.07	$994.98	$1,020.56	$1,016.80	$1,018.05	$1,019.30
Expenses Paid During Period†	$4.50	$8.25	$7.00	$5.75	$4.56	$8.34	$7.08	$5.82

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.40% for Class C, and 1.15% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO StocksPLUS® Total Return Fund

Class A:	PTOAX
Class B:	PTOBX
Class C:	PSOCX

Portfolio Insights

•

The Fund seeks total return which exceeds that of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps.

•	The Fund’s exposure to domestic equity markets, which was obtained through equity index derivatives, detracted from absolute returns as the S&P 500 Index decreased over the period.

•

Within the fixed-income portfolio backing the equity index derivatives, a positive duration (or sensitivity to changes in market interest rates) enhanced performance as the yield on the ten-year U.S. Treasury declined over the period.

•	Exposure to investment grade corporate bonds benefited relative returns as these holdings outperformed money market rates over the period.

•	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed over the period.

•	Exposure to emerging markets currencies benefited performance as these currencies appreciated relative to the U.S. dollar over the period.

•	Holdings of Agency and non-Agency mortgage-backed securities benefited returns as these securities outperformed money market rates over the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	Fund Inception (06/28/02)
PIMCO StocksPLUS® Total Return Fund Class A	4.88%	22.47%	2.43%	5.96%
PIMCO StocksPLUS® Total Return Fund Class A (adjusted)	0.95%	17.88%	1.65%	5.47%
PIMCO StocksPLUS® Total Return Fund Class B	4.48%	21.70%	1.70%	5.19%
PIMCO StocksPLUS® Total Return Fund Class B (adjusted)	0.98%	18.29%	1.65%	5.19%
PIMCO StocksPLUS® Total Return Fund Class C (adjusted)	3.51%	20.74%	1.70%	5.16%
S&P 500 Index	-1.42%	10.16%	0.64%	3.77%	**
Lipper Large-Cap Core Funds Average	-2.62%	7.93%	0.28%	3.37%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.09% for Class A shares and 1.84% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

U.S. Government Agencies	32.8%
Short-Term Instruments	25.6%
Corporate Bonds & Notes	22.6%
U.S. Treasury Obligations	7.1%
Mortgage-Backed Securities	4.5%
Other	7.4%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,048.79	$1,044.79	$1,045.10	$1,019.85	$1,016.09	$1,016.09
Expenses Paid During Period†	$5.34	$9.18	$9.18	$5.27	$9.05	$9.05

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.04% for Class A, 1.79% for Class B, and 1.79% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	17

PIMCO StocksPLUS® TR Short Strategy Fund

Class A:	PSSAX
Class C:	PSSCX

Portfolio Insights

•

The Fund seeks total return through the implementation of short investment positions on the S&P 500 (the “Index”) by investing primarily in short positions with respect to the Index or specific Index securities, backed by a portfolio of fixed-income instruments, such that the Fund’s net asset value may vary inversely to the value of the Index on a daily basis, subject to certain limitations as summarized in the Fund’s prospectus. The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may invest, without limitation, in such instruments.

•	The Fund’s short exposure to domestic equity markets, which was obtained through equity index derivatives, benefited absolute returns as the S&P 500 Index decreased over the period.

•

Within the fixed-income portfolio backing the equity index derivatives, a positive duration (or sensitivity to changes in market interest rates) enhanced performance as the yield on the ten-year U.S. Treasury declined over the period.

•	Exposure to investment grade corporate bonds benefited relative returns as these holdings outperformed money market rates over the period.

•	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed over the period.

•	Exposure to emerging markets currencies benefited performance as these currencies appreciated relative to the U.S. dollar over the period.

•	Holdings of Agency and non-Agency mortgage-backed securities benefited returns as these securities outperformed money market rates over the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	Fund Inception (07/23/03)
PIMCO StocksPLUS® TR Short Strategy Fund Class A	5.68%	-3.52%	4.84%	3.51%
PIMCO StocksPLUS® TR Short Strategy Fund Class A (adjusted)	1.72%	-7.14%	4.05%	2.96%
PIMCO StocksPLUS® TR Short Strategy Fund Class C (adjusted)	4.23%	-5.26%	4.03%	2.72%
S&P 500 Index	-1.42%	10.16%	0.64%	4.07%	**
Inverse of S&P 500 Index	-1.00%	-12.31%	-3.63%	-6.16%	**
Lipper Dedicated Short-Bias Fund Average	-11.59%	-26.56%	-10.28%	-11.99%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 07/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.04% and 1.79% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

The out performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

Short-Term Instruments	35.8%
U.S. Government Agencies	22.5%
Corporate Bonds & Notes	17.3%
U.S. Treasury Obligations	17.1%
Sovereign Issues	2.5%
Other	4.8%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,056.82	$1,052.35	$1,019.60	$1,015.84
Expenses Paid During Period†	$5.62	$9.47	$5.52	$9.30

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.04% for Class A and 1.79% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2010, the Fund’s advisory fee was decreased by 0.05%. If this fee decrease had been in effect during the six-month period ended September 30, 2010, the “Expenses Paid During Period” amounts would have been $5.36 and $9.21 for Class A and Class C shares, respectively, based upon the Fund’s actual performance, and $5.27 and $9.05 for Class A and Class C shares, respectively, based upon a hypothetical 5% return.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

PIMCO CommoditiesPLUSTM Short Strategy Fund

Class A:	PCCAX
Class C:	PPSCX

Portfolio Insights

•

The Fund seeks total return which exceeds that of the inverse return of its benchmark, consistent with prudent investment management, by investing under normal circumstances in short positions with respect to the Dow Jones-UBS Commodity Index Total Return (the “Index”), including commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of fixed-income instruments, such that the Fund’s net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations as outlined in the Fund’s prospectus. The Fund will maintain short positions through the use of a combination of commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide short exposure to the investment returns of the commodities futures markets.

•	The Fund commenced operations on August 17, 2010.

•	An above-index U.S. nominal duration (or sensitivity to changes in market interest rates) benefited performance as the ten-year U.S. Treasury yield declined during the period.

•	The Fund’s negative absolute performance was driven by the positive performance of the Dow Jones-UBS Commodity Total Return Index during the period since the Fund’s inception.

Cumulative Total Return for the period ended September 30, 2010

	Fund Inception (08/17/10)
PIMCO CommoditiesPLUS™ Short Strategy Fund Class A	-5.26%	*
PIMCO CommoditiesPLUS™ Short Strategy Fund Class A (adjusted)	-10.45%	*
PIMCO CommoditiesPLUS™ Short Strategy Fund Class C (adjusted)	-6.30%	*
Dow Jones-UBS Commodity Index Total Return	5.50%	*
Inverse of the Dow Jones-UBS Commodity Index Total Return	-5.35%	*
Lipper Dedicated Short-Bias Fund Average	-13.00%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Cumulative total return since 08/31/10.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.50% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.45% for Class A shares and 2.20% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 09/17/10, as revised and supplemented to date.

Allocation Breakdown‡
Short-Term Instruments	67.1%
Corporate Bonds & Notes	16.2%
U.S. Government Agencies	15.6%
Convertible Bonds & Notes	1.1%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance††
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (09/30/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,000.00	$1,000.00	$1,018.60	$1,014.84
Expenses Paid During Period†	$0.00	$0.00	$6.53	$10.30

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.29% for Class A and 2.04% for Class C), multiplied by the average account value over the period, multiplied by 1/365 (to reflect the period since the Classes commenced operations on 09/30/10). The Fund’s Class A and Class C hypothetical expenses reflect an amount as if the classes has been operational for the entire fiscal half year.

†† Hypothetical performance reflects a beginning account value as of 04/01/10.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	19

PIMCO CommoditiesPLUSTM Strategy Fund

Class A:	PCLAX
Class C:	PCPCX
Class R:	PCPRX

Portfolio Insights

•

The Fund seeks total return which exceeds that of its benchmark, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of fixed-income instruments. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets.

•	The Fund commenced operations on May 28, 2010.

•

The Fund seeks to outperform the Credit Suisse Commodity Benchmark Index (the “Index”) by actively managing its commodity exposure and by actively managing the collateral portfolio that backs the commodity-linked derivative instruments.

•

A range of active commodity strategies were employed within the Fund in an effort to add value; these include strategies designed to mitigate the effects of rolling futures contracts when commodity forward curves are upward sloping (i.e., contango) and strategies that seek to exploit changing relative value across related commodities. Active commodities strategies contributed to the Fund’s outperformance versus the Index during the period.

•	An above-index U.S. nominal duration (or sensitivity to changes in market interest rates) benefited performance as the ten-year U.S. Treasury yield declined during the period.

•	Holdings of senior commercial mortgage-backed securities (“CMBS”) and non-Agency mortgage-backed securities benefited performance as mortgage spreads over U.S. Treasuries tightened during the period.

•	A curve-steepening bias in the U.S. detracted from performance as the thirty-year U.S. Treasury yield decreased more than the two-year U.S. Treasury yield during the period.

Cumulative Total Return for the period ended September 30, 2010

	Fund Inception (05/28/10)
PIMCO CommoditiesPLUS Strategy Fund Class A	12.30%
PIMCO CommoditiesPLUS Strategy Fund Class A (adjusted)	6.12%
PIMCO CommoditiesPLUS Strategy Fund Class C (adjusted)	11.10%
PIMCO CommoditiesPLUS Strategy Fund Class R	12.30%
Credit Suisse Commodity Benchmark Index	10.68%	*
Lipper Commodities Funds Average	10.79%	*

All Fund returns are net of fees and expenses.

* Cumulative total return since 05/30/10.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.50% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.40% for Class A shares, 2.15% for Class C shares, and 1.65% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Allocation Breakdown‡

Short-Term Instruments	39.7%
Corporate Bonds & Notes	29.7%
Mortgage-Backed Securities	12.2%
U.S. Government Agencies	10.8%
Asset-Backed Securities	5.2%
Other	2.4%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance			Hypothetical Performance††
				(5% return before expenses)
	Class A	Class C	Class R	Class A	Class C	Class R
Beginning Account Value (05/28/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,123.00	$1,121.00	$1,123.00	$1,018.85	$1,015.09	$1,017.60
Expenses Paid During Period†	$4.51	$7.23	$5.42	$6.28	$10.05	$7.54

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.24% for Class A, 1.99% for Class C and 1.49% for Class R), multiplied by the average account value over the period, multiplied by 126/365 (to reflect the period since the Classes commenced operations on 05/28/10). The Fund’s Class A and Class C hypothetical expenses reflect an amount as if the classes has been operational for the entire fiscal half year.

†† Hypothetical performance reflects a beginning account value as of 04/01/10.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

20	PIMCO Funds

PIMCO CommodityRealReturn Strategy Fund®

Class A:	PCRAX
Class B:	PCRBX
Class C:	PCRCX
Class R:	PCSRX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

•

The Fund seeks to outperform the Dow Jones-UBS Commodity Index Total Return (the “Index”) by actively managing its commodity exposure, by holding U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, and by actively managing this collateral portfolio.

•

A range of active commodity strategies were employed within the Fund in an effort to add value; these include strategies designed to mitigate the effects of rolling futures contracts when commodity forward curves are upward sloping (i.e., contango) and strategies that seek to exploit changing relative value across related commodities. Active commodities strategies contributed to the Fund’s outperformance versus the Index during the period.

•	The portfolio’s construction, which uses U.S. TIPS as collateral, benefited performance as U.S. TIPS outperformed the U.S. Treasury bill collateral rate embedded in the Index during the period.

•	An above-index U.S. nominal duration (or sensitivity to changes in market interest rates) benefited performance as the ten-year U.S. Treasury yield declined during the period.

•	An above-index Australian real duration contributed to performance as the ten-year Australian real yield declined during the period.

•	A curve-steepening bias in the U.S. detracted from performance as the thirty-year U.S. Treasury yield decreased more than the two-year U.S. Treasury yield during the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	Fund Inception (06/28/02)
PIMCO CommodityRealReturn Strategy Fund® Class A	10.72%	19.48%	-0.88%	10.15%
PIMCO CommodityRealReturn Strategy Fund® Class A (adjusted)	4.63%	12.91%	-2.00%	9.40%
PIMCO CommodityRealReturn Strategy Fund® Class B	10.36%	18.61%	-1.65%	9.35%
PIMCO CommodityRealReturn Strategy Fund® Class B (adjusted)	5.36%	13.61%	-1.84%	9.35%
PIMCO CommodityRealReturn Strategy Fund® Class C (adjusted)	9.40%	17.71%	-1.61%	9.35%
PIMCO CommodityRealReturn Strategy Fund® Class R	10.62%	18.97%	-1.43%	9.51%
Dow Jones-UBS Commodity Index Total Return	6.24%	10.01%	-2.35%	6.48%	**
Lipper Commodities Funds Average	3.03%	7.98%	-5.75%	3.03%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.50% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.39% for Class A shares, 2.14% for Class B shares, 2.14% for Class C shares, and 1.68% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

U.S. Treasury Obligations	74.5%
Short-Term Instruments	12.5%
Corporate Bonds & Notes	7.3%
Mortgage-Backed Securities	2.3%
Sovereign Issues	2.1%
Other	1.3%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance				Hypothetical Performance‡
					(5% return before expenses)
	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,107.24	$1,103.65	$1,104.04	$1,106.21	$1,018.75	$1,014.99	$1,014.99	$1,017.50
Expenses Paid During Period†	$6.66	$10.60	$10.60	$7.97	$6.38	$10.15	$10.15	$7.64

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.26% for Class A, 2.01% for Class B, 2.01% for Class C, and 1.51% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period)

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	21

PIMCO Global Multi-Asset Fund

Class A:	PGMAX
Class C:	PGMCX
Class R:	PGMRX

Portfolio Insights

•

The Fund seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, fixed-income instruments, equity securities, forwards and derivatives.

•	Exposure to gold contributed to performance as gold outperformed diversified commodities over the period.

•	An allocation to emerging markets equities contributed to performance as emerging markets equities outperformed global developed equities over the period.

•	An overweight to Eurozone duration (or sensitivity to changes in market interest rates) benefited performance as the ten-year German bund yield decreased over the period.

•	An overweight to emerging markets bonds contributed to performance as emerging markets bonds rallied over the period.

•	Exposure to U.S. bonds contributed to absolute performance as U.S. bonds rallied over the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	Fund Inception (10/29/08)
PIMCO Global Multi-Asset Fund Class A	5.24%	9.88%	13.59%
PIMCO Global Multi-Asset Fund Class A (adjusted)	-0.56%	5.74%	11.35%
PIMCO Global Multi-Asset Fund Class C (adjusted)	3.86%	8.15%	12.82%
PIMCO Global Multi-Asset Fund Class R	5.05%	9.66%	13.29%
MSCI World Index	-0.64%	6.76%	16.15%
60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index	2.35%	7.82%	14.61%
Lipper Global Flexible Portfolio Funds Average	2.05%	7.42%	15.02%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/08.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.50% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 2.08% for Class A shares, 2.83% for Class C shares, and 2.33% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

Exchange-Traded Funds	23.5%
PIMCO StocksPLUS® Fund	14.7%
PIMCO Global Advantage Strategy Bond Fund	9.2%
PIMCO EqS Pathfinder Fund™	8.3%
Corporate Bonds & Notes	8.1%
PIMCO Emerging Local Bond Fund	6.5%
Sovereign Issues	6.1%
PIMCO Total Return Fund	5.9%
PIMCO Emerging Markets and Infrastructure Bond Fund	5.8%
Other	11.9%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class C	Class R	Class A	Class C	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,052.40	$1,048.61	$1,050.48	$1,019.40	$1,015.64	$1,018.15
Expenses Paid During Period†	$5.81	$9.65	$7.09	$5.72	$9.50	$6.98

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.13% for Class A, 1.88% for Class C, and 1.38% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Acquired Funds (affiliated and unaffiliated funds in which the Fund may invest), which based upon allocation of the Fund’s assets among the Acquired Funds are indirectly borne by the shareholders of the Fund. The annualized expense ratios reflect net annualized expenses after application of an expense waiver of 0.42%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

22	PIMCO Funds

Benchmark Descriptions

Index	Description

3 Month USD LIBOR Index	3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index	60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index. The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS: 1-10 Year Index	Barclays Capital U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	23

Benchmark Descriptions  (Cont.)

Index	Description

Credit Suisse Commodity Benchmark Index	The Credit Suisse Commodity Benchmark Index is an unmanaged index composed of futures contracts on 30 physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to directly invest into an unmanaged index.

Dow Jones U.S. Select REIT Total Return Index	The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. It is not possible to invest directly in the index. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

FTSE RAFI® US 1000 Index	FTSE RAFI® US 1000 Index is part of the FTSE RAFI® Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI® Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI® US 1000 Index comprises the largest 1000 US-listed companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in an unmanaged index.

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market It is not possible to invest directly in an unmanaged index.

Inverse of the Dow Jones-UBS Commodity Index Total Return	Inverse of the Dow Jones-UBS Commodity Index Total Return is the negative equivalent of the return of the Dow Jones-UBS Commodity Index Total Return. Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of exchange-traded futures contracts on 19 physical commodities, which are weighted to account for economic significance and market liquidity. It is not possible to invest directly in an unmanaged index.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index.

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a basis. It is not possible to invest directly in the index.

24	PIMCO Funds

Index	Description

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	25

Schedule of Investments PIMCO All Asset Fund	(Unaudited) September 30, 2010

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 99.9%
PIMCO CommoditiesPLUS™ Strategy Fund	28,578,390	$321,507
PIMCO CommodityRealReturn Strategy Fund®	40,752,291	334,984
PIMCO Convertible Fund	47,525,306	632,562
PIMCO Developing Local Markets Fund	56,857,518	601,553
PIMCO Diversified Income Fund	52,542,962	610,549
PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund	84,606,006	1,053,345
PIMCO Emerging Local Bond Fund	32,004,654	353,971
PIMCO Emerging Markets Bond Fund	9,632,968	110,009
PIMCO EqS Pathfinder Fund™	20,816,790	202,964
PIMCO Floating Income Fund	104,323,257	934,736
PIMCO Foreign Bond Fund (Unhedged)	822,233	9,201
PIMCO Fundamental Advantage Total Return Strategy Fund	728,637,534	3,475,601
PIMCO Fundamental IndexPLUS™ Fund	2,451,682	15,936
PIMCO Fundamental IndexPLUS™ TR Fund	13,878,305	77,719
PIMCO Global Advantage Strategy Bond Fund	33,444,188	392,635
PIMCO High Yield Fund	43,674,663	403,991
PIMCO High Yield Spectrum Fund	7,486,716	75,691
PIMCO Income Fund	116,150,144	1,299,720
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	7,479,768	66,495
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	8,556,990	55,706
PIMCO Investment Grade Corporate Bond Fund	84,925,521	1,006,367
PIMCO Long Duration Total Return Fund	445,939	5,360
PIMCO Long-Term Credit Fund	83,467,428	1,070,052
PIMCO Long-Term U.S. Government Fund	1,123,407	14,121
PIMCO Low Duration Fund	43,767,838	465,252
PIMCO Real Return Asset Fund	85,841,096	1,053,270
PIMCO Real Return Fund	20,013,495	231,156

	SHARES	MARKET VALUE (000S)
PIMCO RealEstateRealReturn Strategy Fund	39,832,587	$178,848
PIMCO Short-Term Fund	43,919,514	436,121
PIMCO Small Cap StocksPLUS® TR Fund	1,447,289	10,724
PIMCO StocksPLUS® Fund	1,512,694	11,799
PIMCO StocksPLUS® Total Return Fund	7,409,364	54,533
PIMCO Total Return Fund	8,981,158	104,181
PIMCO Unconstrained Bond Fund	177,773,006	2,010,613

Total Mutual Funds (Cost $16,307,292)		17,681,272

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 10/01/2010	$949	949

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $969. Repurchase proceeds are $949.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.1%
	1,554,636	15,574

Total Short-Term Instruments (Cost $16,523)		16,523

Total Investments 100.0% (Cost $16,323,815)		$17,697,795

Other Assets and Liabilities (Net) (0.0%)		(3,076)

Net Assets 100.0%		$17,694,719

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Fund.
(b)	Institutional Class Shares of each Fund.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Mutual Funds	$17,681,272	$0	$0	$17,681,272
Short-Term Instruments
Repurchase Agreements	0	949	0	949
PIMCO Short-Term Floating NAV Portfolio	15,574	0	0	15,574
Investments, at value	$17,696,846	$949	$0	$17,697,795

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

26	PIMCO Funds	See Accompanying Notes

Schedule of Investments PIMCO All Asset All Authority Fund	(Unaudited) September 30, 2010

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 111.0%
PIMCO CommoditiesPLUS™ Strategy Fund	12,081,713	$135,919
PIMCO CommodityRealReturn Strategy Fund®	13,248,685	108,904
PIMCO Convertible Fund	16,901,767	224,962
PIMCO Developing Local Markets Fund	40,153,364	424,823
PIMCO Diversified Income Fund	9,856,304	114,530
PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund	18,467,616	229,922
PIMCO Emerging Local Bond Fund	19,926,550	220,388
PIMCO Emerging Markets Bond Fund	4,420,210	50,479
PIMCO EqS Pathfinder Fund™	3,358,929	32,749
PIMCO Floating Income Fund	32,537,690	291,538
PIMCO Foreign Bond Fund (Unhedged)	1,025,116	11,471
PIMCO Fundamental Advantage Total Return Strategy Fund	294,731,830	1,405,871
PIMCO Fundamental IndexPLUS™ Fund	162,441	1,056
PIMCO Fundamental IndexPLUS™ TR Fund	2,692,156	15,076
PIMCO Global Advantage Strategy Bond Fund	7,880,240	92,514
PIMCO High Yield Fund	27,351,384	253,000
PIMCO Income Fund	36,719,179	410,888
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,470,710	30,855
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	10,358,985	67,437
PIMCO Investment Grade Corporate Bond Fund	27,896,787	330,577
PIMCO Long Duration Total Return Fund	4,546,887	54,654
PIMCO Long-Term Credit Fund	23,497,306	301,235
PIMCO Long-Term U.S. Government Fund	532,387	6,692
PIMCO Low Duration Fund	21,474,527	228,274
PIMCO Real Return Asset Fund	38,839,480	476,560
PIMCO Real Return Fund	6,246,851	72,151
PIMCO RealEstateRealReturn Strategy Fund	18,605,271	83,538

	SHARES	MARKET VALUE (000S)
PIMCO Short-Term Fund	2,528,307	$25,106
PIMCO Small Cap StocksPLUS® TR Fund	9,491,728	70,334
PIMCO StocksPLUS® Fund	161,098	1,257
PIMCO StocksPLUS® Total Return Fund	301,326	2,218
PIMCO StocksPLUS® TR Short Strategy Fund	276,833,749	1,356,485
PIMCO Total Return Fund	85,667,824	993,747
PIMCO Unconstrained Bond Fund	69,658,450	787,837

Total Mutual Funds (Cost $8,554,575)		8,913,047

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 10/01/2010	$1,073	1,073

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $1,097. Repurchase proceeds are $1,073.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.2%
	1,845,903	18,492

Total Short-Term Instruments (Cost $19,565)		19,565

Total Investments 111.2% (Cost $8,574,140)		$8,932,612

Other Assets and Liabilities (Net) (11.2%)		(899,941)

Net Assets 100.0%		$8,032,671

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Fund.
(b)	Institutional Class Shares of each Fund.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Mutual Funds	$8,913,047	$0	$0	$8,913,047
Short-Term Instruments
Repurchase Agreements	0	1,073	0	1,073
PIMCO Short-Term Floating NAV Portfolio	18,492	0	0	18,492
Investments, at value	$8,931,539	$1,073	$0	$8,932,612

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Semiannual Report	September 30, 2010	27

Schedule of Investments  PIMCO Fundamental Advantage Total Return Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.0%

American General Finance Corp.
7.250% due 04/21/2015		$1,000	$1,006

Total Bank Loan Obligations (Cost $986)			1,006

CORPORATE BONDS & NOTES 23.7%

BANKING & FINANCE 17.5%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		5,800	6,105
7.700% due 08/07/2013		2,500	2,764
8.700% due 08/07/2018		4,600	5,772

Ally Financial, Inc.
5.375% due 06/06/2011		11,500	11,687
6.000% due 05/23/2012		7,717	7,910
6.625% due 05/15/2012		6,700	6,926
6.875% due 08/28/2012		6,000	6,292
7.250% due 03/02/2011		16,700	17,076
7.500% due 09/15/2020		1,200	1,284
8.000% due 11/01/2031		4,000	4,221

American Express Co.
6.150% due 08/28/2017		2,100	2,421
7.000% due 03/19/2018		800	965

American Express Credit Corp.
0.408% due 10/04/2010		4,080	4,080
0.438% due 12/02/2010		3,959	3,960

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011		1,800	1,786

American General Capital II
8.500% due 07/01/2030		15,000	15,525

American General Finance Corp.
0.649% due 08/17/2011		3,200	2,980
4.125% due 11/29/2013	EUR	10,000	11,575
5.200% due 12/15/2011		$6,600	6,435
6.900% due 12/15/2017		175	147

American General Institutional Capital B
8.125% due 03/15/2046		12,450	12,263

American International Group, Inc.
0.635% due 10/18/2011		6,500	6,406
1.034% due 04/26/2011	EUR	1,000	1,357
4.000% due 09/20/2011		900	1,230
4.700% due 10/01/2010		$2,800	2,800
4.950% due 03/20/2012		500	522
5.850% due 01/16/2018		16,900	17,576
6.250% due 05/01/2036		9,500	9,262

ANZ National International Ltd.
6.200% due 07/19/2013		900	1,001

Bank of America Corp.
4.875% due 09/15/2012		2,350	2,482
6.500% due 08/01/2016		4,300	4,843
8.125% due 12/29/2049		500	516

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		1,000	1,058

Bank of Montreal
2.850% due 06/09/2015		2,500	2,635

Bank of Scotland PLC
4.880% due 04/15/2011		18,900	19,326

Barclays Bank PLC
5.000% due 09/22/2016		5,500	6,029
10.000% due 05/21/2021	GBP	1,209	2,507
10.179% due 06/12/2021		$3,000	4,008
14.000% due 11/29/2049	GBP	1,000	1,975

BBVA Bancomer S.A.
7.250% due 04/22/2020		$7,600	8,182

Bear Stearns Cos. LLC
6.400% due 10/02/2017		250	292
7.250% due 02/01/2018		2,000	2,440

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BNP Paribas
0.931% due 04/08/2013		$10,500	$10,456

CIT Group, Inc.
7.000% due 05/01/2013		2,200	2,222
7.000% due 05/01/2014		3,200	3,208

Citigroup, Inc.
0.417% due 03/16/2012		14,050	13,815
0.452% due 05/18/2011 (g)		1,750	1,748
2.384% due 08/13/2013		4,300	4,334
4.750% due 02/10/2019	EUR	2,000	2,679
5.100% due 09/29/2011		$7,300	7,587
5.300% due 10/17/2012		10,657	11,361
5.500% due 04/11/2013		8,640	9,277
5.500% due 10/15/2014		5,700	6,193
6.125% due 11/21/2017		3,600	3,938
6.500% due 08/19/2013		1,500	1,659

Comerica Bank
0.439% due 05/24/2011		3,100	3,086

Countrywide Financial Corp.
5.125% due 02/17/2011	GBP	616	977
5.800% due 06/07/2012		$3,515	3,736

Credit Agricole S.A.
8.375% due 10/29/2049		3,200	3,440

Credit Suisse
1.066% due 05/29/2049		4,100	2,896

Dexia Credit Local
0.693% due 03/05/2013		23,400	23,331
2.000% due 03/05/2013		50,920	51,343

Dexia Credit Local S.A.
0.940% due 09/23/2011		4,700	4,718

FCE Bank PLC
7.875% due 02/15/2011	GBP	2,000	3,193

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		$12,800	12,803
7.000% due 10/01/2013		8,600	9,233
7.250% due 10/25/2011		1,800	1,890
7.375% due 02/01/2011		3,300	3,361
7.500% due 08/01/2012		15,900	16,885
9.875% due 08/10/2011		2,600	2,754

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	500	698

General Electric Capital Corp.
5.875% due 01/14/2038		$3,000	3,057

Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		7,440	7,886

Goldman Sachs Group, Inc.
0.740% due 03/22/2016		2,300	2,129
1.246% due 01/30/2017	EUR	12,500	15,011
6.150% due 04/01/2018		$2,300	2,555
6.250% due 09/01/2017		3,800	4,265
6.375% due 05/02/2018	EUR	400	612

ING Bank NV
1.089% due 03/30/2012		$9,900	9,869
2.625% due 02/09/2012		12,400	12,680

International Lease Finance Corp.
0.863% due 07/01/2011		3,800	3,670
0.877% due 07/13/2012		6,400	5,923
1.274% due 08/15/2011	EUR	3,600	4,736
5.000% due 09/15/2012		$5,386	5,386
5.400% due 02/15/2012		1,400	1,414
5.750% due 06/15/2011		1,300	1,313
6.750% due 09/01/2016		2,600	2,795

Itau Unibanco Holding S.A.
6.200% due 04/15/2020		12,500	13,083

JPMorgan Chase & Co.
1.039% due 09/30/2013		2,800	2,811
7.900% due 04/29/2049		2,200	2,366

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Capital XXI
1.416% due 01/15/2087		$3,300	$2,387

KeyBank N.A.
1.016% due 11/21/2011	EUR	800	1,055

KeyCorp
1.091% due 11/22/2010		1,600	2,197

LeasePlan Corp. NV
3.125% due 02/10/2012		100	140

Lehman Brothers Holdings, Inc.
3.375% due 01/26/2017 (a)		$900	199

Macquarie Bank Ltd.
3.300% due 07/17/2014		8,600	9,175

Macquarie Group Ltd.
7.300% due 08/01/2014		3,100	3,509

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		4,600	4,533
0.576% due 02/15/2011		1,600	1,585
1.188% due 05/30/2014	EUR	1,900	2,434
6.875% due 04/25/2018		$8,700	9,773

Metropolitan Life Global Funding I
0.927% due 07/13/2011		10,900	10,921

Morgan Stanley
1.006% due 10/15/2015		5,700	5,235
2.876% due 05/14/2013		500	510
4.100% due 01/26/2015		27,000	27,933

MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	14,610	21,631

National Australia Bank Ltd.
2.550% due 01/13/2012		$3,000	3,073

Nationwide Building Society
6.250% due 02/25/2020		4,300	4,741

Nomura Holdings, Inc.
5.000% due 03/04/2015		45,000	48,665

Nordea Bank AB
4.875% due 01/27/2020		10,000	10,865

Northern Rock Asset Management PLC
5.625% due 06/22/2017		3,800	4,035

Pacific Life Global Funding
0.520% due 06/22/2011		3,094	3,084

Pacific LifeCorp
6.000% due 02/10/2020		1,000	1,080

Pearson Dollar Finance PLC
5.500% due 05/06/2013		1,700	1,874

Piper Jaffray Cos.
4.389% due 12/31/2010		17,700	17,722

Pricoa Global Funding I
0.489% due 09/27/2013		700	688
0.575% due 01/30/2012		900	894

Principal Life Income Funding Trusts
5.550% due 04/27/2015		900	995

Rabobank Nederland NV
6.875% due 03/19/2020	EUR	8,800	11,642
11.000% due 06/29/2049		$14,300	18,645

Royal Bank of Scotland Group PLC
0.784% due 04/08/2011		7,000	7,006
1.450% due 10/20/2011		2,800	2,821
3.000% due 12/09/2011		52,600	54,014
4.875% due 08/25/2014		200	212
6.990% due 10/29/2049 (a)		17,000	13,855

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		19,000	18,744

SLM Corp.
0.492% due 03/15/2011		2,700	2,678
0.798% due 01/27/2014		9,200	7,953

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 03/15/2011	CHF	2,100	$2,131
3.173% due 01/31/2014		$900	780
5.000% due 10/01/2013		545	535
5.175% due 12/15/2011	AUD	11,000	10,030
5.450% due 04/25/2011		$600	606

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		800	910

State Bank of India
4.500% due 07/27/2015		4,800	5,053

SunTrust Bank
0.989% due 12/20/2011	EUR	2,900	3,764

Temasek Financial I Ltd.
4.300% due 10/25/2019		$1,000	1,087

TNK-BP Finance S.A.
7.250% due 02/02/2020		2,500	2,741
7.500% due 07/18/2016		2,300	2,567

UBS AG
1.439% due 02/23/2012		3,000	3,022
5.750% due 04/25/2018		400	452

Wachovia Corp.
0.562% due 06/15/2017		1,000	892
0.656% due 10/15/2011		5,500	5,506
5.750% due 02/01/2018		1,000	1,141

Wells Fargo & Co.
7.980% due 03/29/2049		23,700	25,063

Wells Fargo Capital XIII
7.700% due 12/29/2049		6,100	6,359

Westpac Banking Corp.
1.006% due 07/16/2014		1,000	1,006

			965,151

INDUSTRIALS 4.1%

Alcoa, Inc.
6.150% due 08/15/2020		4,500	4,635

Altria Group, Inc.
4.125% due 09/11/2015		3,300	3,545

Amgen, Inc.
6.900% due 06/01/2038		2,600	3,376

Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015		4,400	4,743
5.375% due 01/15/2020		4,400	4,976

BMW Finance NV
5.250% due 05/21/2012		2,800	2,991

Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		6,900	7,017

Codelco, Inc.
7.500% due 01/15/2019		300	382

Continental Airlines, Inc.
6.750% due 09/15/2015		19,700	20,069

Cox Communications, Inc.
6.750% due 03/15/2011		13,310	13,666

CSN Islands XI Corp.
6.875% due 09/21/2019		1,100	1,216

CSN Resources S.A.
6.500% due 07/21/2020		1,100	1,178

Daimler Finance North America LLC
5.750% due 09/08/2011		11,200	11,697
7.300% due 01/15/2012		3,700	3,981

Dell, Inc.
5.650% due 04/15/2018		1,600	1,843

DISH DBS Corp.
7.750% due 05/31/2015		1,200	1,286

Dow Chemical Co.
4.850% due 08/15/2012		3,100	3,282
6.000% due 10/01/2012		400	434

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Duke University
4.200% due 04/01/2014		$900	$994
5.150% due 04/01/2019		800	924

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		5,000	5,732

Gazprom Via Gaz Capital S.A.
7.343% due 04/11/2013		100	110
8.146% due 04/11/2018		600	705
8.625% due 04/28/2034		3,300	4,208

Gerdau Trade, Inc.
5.750% due 01/30/2021 (b)		1,500	1,528

HCA, Inc.
7.875% due 02/15/2020		2,800	3,076

Noble Group Ltd.
4.875% due 08/05/2015		1,200	1,244
6.750% due 01/29/2020		3,000	3,242

Norfolk Southern Corp.
5.750% due 04/01/2018		3,600	4,222

Northwest Airlines 2001-2 Class B Pass-Through Trust
1.474% due 08/06/2011		9,577	9,407

Oracle Corp.
5.750% due 04/15/2018		2,700	3,215

Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	200	353

Petrobras International Finance Co.
5.750% due 01/20/2020		$10,400	11,564
5.875% due 03/01/2018		2,300	2,567
7.875% due 03/15/2019		8,300	10,391
8.375% due 12/10/2018		2,400	3,016

Petroleos Mexicanos
5.500% due 01/21/2021		9,400	10,058
6.000% due 03/05/2020		3,700	4,107
8.000% due 05/03/2019		1,100	1,370

Philip Morris International, Inc.
6.375% due 05/16/2038		400	495

Princeton University
5.700% due 03/01/2039		800	949

Quicksilver Resources, Inc.
11.750% due 01/01/2016		1,100	1,295

Reynolds American, Inc.
0.992% due 06/15/2011		3,100	3,104

Shell International Finance BV
5.500% due 03/25/2040		1,900	2,183

Southern Co.
5.300% due 01/15/2012		5,000	5,269

Suncor Energy, Inc.
6.100% due 06/01/2018		4,000	4,689

Time Warner, Inc.
6.100% due 07/15/2040		20,600	22,255

Total Capital S.A.
4.450% due 06/24/2020		1,400	1,535

Transocean, Inc.
4.950% due 11/15/2015		1,700	1,770

Vale Overseas Ltd.
5.625% due 09/15/2019		3,100	3,433
6.875% due 11/10/2039		2,200	2,532

Wal-Mart Stores, Inc.
6.200% due 04/15/2038		2,200	2,662

			224,521

UTILITIES 2.1%

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		5,800	6,873

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Duquesne Light Holdings, Inc.
6.400% due 09/15/2020	$8,500	$8,660

EDF S.A.
4.600% due 01/27/2020	1,100	1,200
5.500% due 01/26/2014	300	339
5.600% due 01/27/2040	15,000	16,711
6.500% due 01/26/2019	300	367
6.950% due 01/26/2039	300	393

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	3,000	3,090

NGPL PipeCo LLC
6.514% due 12/15/2012	9,000	9,577

NRG Energy, Inc.
7.375% due 02/01/2016	10,000	10,312

Public Service Electric & Gas Co.
5.000% due 08/15/2014	4,000	4,511
5.300% due 05/01/2018	1,100	1,259

Qwest Corp.
3.542% due 06/15/2013	11,700	12,285
7.875% due 09/01/2011	20,200	21,437

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	700	768

Telecom Italia Capital S.A.
1.135% due 07/18/2011	5,750	5,730

Telefonica Emisiones SAU
0.775% due 02/04/2013	3,000	2,939

Verizon Wireless Capital LLC
2.945% due 05/20/2011	6,077	6,179

Vodafone Group PLC
5.000% due 12/16/2013	5,400	5,941

		118,571

Total Corporate Bonds & Notes (Cost $1,253,044)		1,308,243

CONVERTIBLE BONDS & NOTES 1.0%

BANKING & FINANCE 0.5%

Boston Properties LP
2.875% due 02/15/2037	2,000	2,030

National City Corp.
4.000% due 02/01/2011	16,200	16,423

U.S. Bancorp
0.000% due 12/11/2035	5,000	4,990

		23,443

INDUSTRIALS 0.5%

Amgen, Inc.
0.125% due 02/01/2011	5,600	5,607

Bristol-Myers Squibb Co.
0.000% due 09/15/2023	3,200	3,040

Transocean, Inc.
1.500% due 12/15/2037	20,200	19,872

		28,519

Total Convertible Bonds & Notes (Cost $50,480)		51,962

MUNICIPAL BONDS & NOTES 2.2%

ALASKA 0.1%

Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	2,600	1,761

See Accompanying Notes	Semiannual Report	September 30, 2010	29

Schedule of Investments  PIMCO Fundamental Advantage Total Return Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CALIFORNIA 0.9%

California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.793% due 04/01/2030	$2,180	$2,316
6.918% due 04/01/2040	11,700	12,691

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	108
7.500% due 04/01/2034	100	109
7.550% due 04/01/2039	100	109

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	8,500	9,121

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	1,100	1,207

California State University Revenue Bonds, Series 2010
6.484% due 11/01/2041	2,000	2,180

Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.600% due 08/01/2042	4,000	4,418

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	1,200	1,362

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	14,100	15,425

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	2,500	2,618

		51,664

GEORGIA 0.2%

Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	10,000	10,607

ILLINOIS 1.0%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	112
6.899% due 12/01/2040	1,600	1,726

Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	1,200	1,215

Illinois State General Obligation Bonds, Series 2010
5.663% due 02/01/2022	30,000	30,736

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	17,800	17,832

Illinois State Regional Transportation Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	500	536

		52,157

NEW JERSEY 0.0%

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	100	83
5.000% due 06/01/2041	1,900	1,316

		1,399

NEW YORK 0.0%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
6.011% due 06/15/2042	1,000	1,116

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.0%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	$2,100	$1,539

Total Municipal Bonds & Notes (Cost $115,857)		120,243

U.S. GOVERNMENT AGENCIES 28.2%

Fannie Mae
0.606% due 07/25/2037	12,840	12,835
0.636% due 07/25/2037	14,084	14,092
0.656% due 09/25/2035	10,885	10,875
0.666% due 09/25/2035	22,032	22,015
0.706% due 09/25/2035	5,895	5,894
0.976% due 06/25/2037	23,786	23,930
0.986% due 06/25/2040	126,100	126,741
0.996% due 03/25/2040	21,450	21,638
1.625% due 10/26/2015	4,800	4,806
2.050% due 07/01/2035	986	1,021
2.072% due 03/01/2034	867	904
2.572% due 12/01/2034	976	1,019
4.000% due 10/01/2040 - 12/01/2040	145,000	148,027
4.500% due 10/01/2040	713,000	742,634
4.625% due 10/15/2013	400	445
5.000% due 03/01/2035 - 10/01/2040	126,458	133,301
5.500% due 11/01/2036 (h)	500	533
5.500% due 01/01/2038 - 10/01/2040	59,626	63,421
6.000% due 02/01/2036 - 10/01/2040	52,370	56,363
6.000% due 09/01/2036 - 11/01/2036 (h)	5,455	5,895
6.500% due 09/01/2036	1,858	2,078

Freddie Mac
0.867% due 07/15/2037	2,944	2,956
0.927% due 08/15/2037	2,987	3,002
0.957% due 08/15/2037	40,991	41,245
0.967% due 10/15/2037	10,819	10,886
0.977% due 05/15/2037 - 09/15/2037	45,628	45,890
4.500% due 12/01/2039 - 10/01/2040	27,000	28,081
5.500% due 10/01/2040	12,000	12,729
6.500% due 05/01/2035	2,335	2,594

Ginnie Mae
6.000% due 10/01/2040	1,000	1,086

Small Business Administration
5.490% due 03/01/2028	385	428
6.020% due 08/01/2028	4,232	4,868

Total U.S. Government Agencies (Cost $1,546,956)		1,552,232

U.S. TREASURY OBLIGATIONS 21.1%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028	3,850	4,082
2.000% due 01/15/2026	2,526	2,779
2.125% due 02/15/2040	24,510	27,377
2.375% due 01/15/2025	30,880	35,508
2.375% due 01/15/2027	9,729	11,231
2.500% due 01/15/2029	39,296	46,370
3.625% due 04/15/2028	2,561	3,426
3.875% due 04/15/2029 (f)(h)	56,361	78,360

U.S. Treasury Notes
0.375% due 08/31/2012	133,778	133,689
0.625% due 06/30/2012	25,100	25,206
0.625% due 07/31/2012	116,300	116,804
1.250% due 08/31/2015	700	700
1.750% due 07/31/2015	27,700	28,377
1.875% due 06/30/2015 (h)	61,500	63,398

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 08/31/2017		$2,000	$1,999
1.875% due 09/30/2017		20,200	20,165
2.125% due 05/31/2015 (f)(h)		57,300	59,762
2.375% due 07/31/2017 (f)		45,600	47,118
2.500% due 04/30/2015		40,600	43,055
2.500% due 06/30/2017 (f)(h)		162,300	169,122
2.750% due 11/30/2016		36,800	39,117
2.750% due 05/31/2017 (h)		68,600	72,598
3.000% due 02/28/2017		21,500	23,131
3.125% due 01/31/2017		7,100	7,696
3.125% due 04/30/2017 (h)		57,500	62,248
3.250% due 12/31/2016		9,600	10,482
3.250% due 03/31/2017		24,100	26,288
9.250% due 02/15/2016		400	563
9.875% due 11/15/2015		200	285

Total U.S. Treasury Obligations (Cost $1,129,395)			1,160,936

MORTGAGE-BACKED SECURITIES 2.2%

American Home Mortgage Investment Trust
2.281% due 02/25/2044		193	192

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	2,900	3,948
2.403% due 05/16/2047		8,100	11,027

Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049		$7,100	7,341

Bear Stearns Commercial Mortgage Securities
0.367% due 03/15/2019		7,829	7,395
5.201% due 12/11/2038		3,400	3,595

Commercial Mortgage Pass-Through Certificates
5.543% due 12/11/2049		11,900	12,720

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037		5,481	4,546

First Horizon Asset Securities, Inc.
2.884% due 05/25/2034		242	232

JPMorgan Alternative Loan Trust
6.050% due 11/25/2036		5,690	3,635

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		2,300	2,415

JPMorgan Mortgage Trust
5.747% due 04/25/2036		23,355	19,466
5.750% due 01/25/2036		301	273

Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045		600	657

Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		1,156	783

Sequoia Mortgage Trust
5.509% due 09/20/2046		3,227	2,839

Thornburg Mortgage Securities Trust
0.376% due 10/25/2046		1,161	1,152
2.094% due 03/25/2044		3,362	3,251
2.523% due 12/25/2044		4,296	4,190

WaMu Mortgage Pass-Through Certificates
2.731% due 01/25/2035		1,984	1,951
5.581% due 06/25/2037		3,189	2,528

Wells Fargo Mortgage-Backed Securities Trust
2.883% due 12/25/2034		491	481
2.947% due 06/25/2035		2,870	2,805
3.424% due 04/25/2036		27,908	24,728

Total Mortgage-Backed Securities (Cost $114,579)			122,150

ASSET-BACKED SECURITIES 0.9%

Access Group, Inc.
1.798% due 10/27/2025		2,936	3,012

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Centurion CDO VII Ltd.
0.845% due 01/30/2016		$16,151	$15,480

Chase Issuance Trust
1.792% due 09/15/2015		5,400	5,605

CIT Group Home Equity Loan Trust
0.526% due 06/25/2033		1,064	933

Ford Credit Auto Owner Trust
1.210% due 01/15/2012		506	507
2.000% due 12/15/2011		656	656

IXIS Real Estate Capital Trust
0.596% due 02/25/2036		2,819	2,526

Long Beach Mortgage Loan Trust
0.316% due 12/25/2036		7	7

SLM Student Loan Trust
1.998% due 04/25/2023		5,769	5,977

South Carolina Student Loan Corp.
1.047% due 03/02/2020		3,100	3,077
1.297% due 09/03/2024		1,400	1,387

Structured Asset Securities Corp.
0.366% due 01/25/2037		10,000	8,749

Total Asset-Backed Securities (Cost $47,823)			47,916

SOVEREIGN ISSUES 2.8%

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,600	2,184
5.500% due 07/12/2020		$5,800	6,286
6.369% due 06/16/2018		7,000	8,015

Canada Government Bond
2.000% due 12/01/2014	CAD	3,600	3,526
2.500% due 09/01/2013		10,500	10,478
4.500% due 06/01/2015		1,700	1,844

Canada Housing Trust No. 1
2.450% due 12/15/2015		83,500	81,939
3.350% due 12/15/2020		14,600	14,446

Export-Import Bank of Korea
4.125% due 09/09/2015		$5,900	6,213
5.125% due 06/29/2020		1,900	2,053
5.875% due 01/14/2015		3,000	3,360

Korea Development Bank
4.375% due 08/10/2015		8,000	8,498

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,200	$1,262

Mexico Government International Bond
6.050% due 01/11/2040		800	920

Province of Ontario Canada
4.600% due 06/02/2039	CAD	2,700	2,795

Societe Financement de l'Economie Francaise
0.726% due 07/16/2012		$2,000	2,006

Total Sovereign Issues (Cost $151,873)			155,825

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%

Wells Fargo & Co.
7.500% due 12/31/2049		27,590	27,756

Total Convertible Preferred Securities (Cost $26,247)			27,756

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Farm Credit Bank
10.000% due 11/29/2049		7,400	7,622

Total Preferred Securities (Cost $7,622)			7,622

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 38.6%

CERTIFICATES OF DEPOSIT 0.2%

Intesa Sanpaolo SpA
2.375% due 12/21/2012		$10,000	10,018

REPURCHASE AGREEMENTS 4.5%

Credit Suisse Securities (USA) LLC
0.180% due 10/04/2010		65,300	65,300
(Dated 09/27/2010. Collateralized by U.S. Treasury Notes 3.375% due 06/30/2013 valued at $66,844. Repurchase proceeds are $65,300.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	$65,000	$65,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $66,316. Repurchase proceeds are $65,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	1,568	1,568
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $1,602. Repurchase proceeds are $1,568.)

TD Securities (USA) LLC
0.200% due 10/01/2010	117,300	117,300
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% - 3.125% due 09/15/2012 - 09/30/2013 valued at $119,835. Repurchase proceeds are $117,301.)

		249,168

U.S. TREASURY BILLS 0.1%
0.103% due 10/07/2010 - 10/21/2010 (c)(f)	4,530	4,530

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 33.8%
	186,030,013	1,863,649

Total Short-Term Instruments (Cost $2,127,077)		2,127,365

PURCHASED OPTIONS (j) 0.0%
(Cost $103)		87

Total Investments 121.3% (Cost $6,572,042)		$6,683,343

Written Options (k) (0.2%) (Premiums $13,234)		(10,212)

Other Assets and Liabilities (Net) (21.1%)		(1,162,044)

Net Assets 100.0%		$5,511,087

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $7,682 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $21,271 at a weighted average interest rate of -0.001%. On September 30, 2010, securities valued at $265 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2010	31

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

(h)	Securities with an aggregate market value of $266,275 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	1,343	$1,939
90-Day Eurodollar December Futures	Long	12/2011	181	108
90-Day Eurodollar June Futures	Long	06/2011	713	484
90-Day Eurodollar June Futures	Long	06/2012	181	154
90-Day Eurodollar March Futures	Long	03/2011	2,368	1,707
90-Day Eurodollar March Futures	Long	03/2012	181	132
90-Day Eurodollar September Futures	Long	09/2011	302	170
E-mini S&P 500 Index December Futures	Short	12/2010	39,951	(76,449)
S&P 500 Index December Futures	Short	12/2010	2,539	(24,961)
U.S. Treasury 5-Year Note December Futures	Long	12/2010	277	229
U.S. Treasury 10-Year Note December Futures	Long	12/2010	4,512	5,918

				$(90,569)

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)			Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%	$		500	$(2)	$(7)	$5
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.128%			1,000	(6)	(16)	10
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.099%			7,300	(30)	(106)	76
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.128%			1,900	(11)	(24)	13
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.099%			3,400	(15)	(34)	19
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.099%			500	(2)	(7)	5
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%			3,000	(13)	(81)	68
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%			2,300	(13)	(23)	10
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%			2,600	(15)	(27)	12
Brazil Government International Bond	MSC	1.000%	06/20/2015	1.099%			800	(4)	(8)	4
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%			500	(3)	(5)	2
China Government International Bond	BOA	1.000%	06/20/2015	0.637%			3,100	53	52	1
China Government International Bond	CITI	1.000%	06/20/2015	0.637%			700	11	11	0
China Government International Bond	RBS	1.000%	06/20/2015	0.637%			1,400	24	24	0
Citigroup, Inc.	DUB	1.000%	03/20/2011	0.923%			11,600	8	(49)	57
France Government Bond	BOA	0.250%	03/20/2015	0.740%			1,000	(21)	(17)	(4)
France Government Bond	CITI	0.250%	03/20/2015	0.740%			1,600	(34)	(26)	(8)
France Government Bond	GSC	0.250%	03/20/2015	0.740%			1,000	(21)	(17)	(4)
France Government Bond	RBS	0.250%	03/20/2015	0.740%			1,500	(32)	(26)	(6)
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.714%			10,500	1,315	374	941
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.372%			600	(10)	(14)	4
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%			600	14	7	7
Japan Government International Bond	JPM	1.000%	03/20/2015	0.500%			1,200	27	14	13
Merrill Lynch & Co., Inc.	BNP	1.000%	09/20/2011	1.151%			400	(1)	(1)	0
MetLife, Inc.	BOA	1.000%	09/20/2015	2.183%			8,000	(429)	(525)	96
MetLife, Inc.	JPM	1.000%	09/20/2015	2.183%			12,400	(666)	(735)	69
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.121%			1,600	(8)	(36)	28
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.180%			300	(2)	(4)	2
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.121%			1,600	(8)	(37)	29
Mexico Government International Bond	CITI	1.000%	09/20/2015	1.180%			800	(7)	(12)	5
Mexico Government International Bond	DUB	1.000%	03/20/2015	1.121%			900	(5)	(21)	16
Mexico Government International Bond	RBS	1.000%	09/20/2015	1.180%			1,900	(16)	(22)	6
Mexico Government International Bond	UBS	1.000%	09/20/2015	1.180%			400	(3)	(5)	2
U.S. Treasury Notes	UBS	0.250%	09/20/2015	0.474%		EUR	16,200	(236)	(243)	7
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%	$		5,200	95	23	72
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.610%			3,700	68	43	25
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.567%			200	3	1	2
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.590%			15,600	284	68	216

								$289	$(1,511)	$1,800

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$	63,500	$7,869	$7,853	$16
CDX.EM-13 Index	CSFB	5.000%	06/20/2015		700	87	91	(4)
CDX.EM-13 Index	DUB	5.000%	06/20/2015		2,400	297	313	(16)
CDX.EM-13 Index	GSC	5.000%	06/20/2015		200	25	25	0
CDX.EM-13 Index	HSBC	5.000%	06/20/2015		8,400	1,041	1,030	11
CDX.EM-13 Index	JPM	5.000%	06/20/2015		1,600	198	181	17
CDX.EM-13 Index	MSC	5.000%	06/20/2015		22,000	2,726	2,561	165

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Credit Indices - Sell Protection (1) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 Index	BCLY	5.000%	12/20/2015	$	8,200	$1,091	$1,040	$51
CDX.EM-14 Index	BOA	5.000%	12/20/2015		1,100	147	144	3
CDX.EM-14 Index	DUB	5.000%	12/20/2015		1,100	146	138	8
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		1,000	134	131	3
CDX.EM-14 Index	MSC	5.000%	12/20/2015		9,800	1,304	1,274	30
CDX.HY-14 5-Year Index	BCLY	5.000%	06/20/2015		19,600	(148)	(319)	171
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		6,700	(166)	(211)	45
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015		700	(18)	(19)	1
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		16,800	(49)	(85)	36
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		15,700	(46)	(65)	19
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015		21,600	(63)	(82)	19
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		19,400	(57)	(66)	9
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015		4,200	(13)	(20)	7
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		9,200	(27)	(46)	19
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012		482	7	0	7
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		2,315	24	0	24
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		964	10	0	10

						$14,519	$13,868	$651

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$3	$0	$3
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	5	0	5
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		1,600	11	3	8
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		7,800	51	13	38
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		18,100	118	26	92
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		30,100	316	36	280
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		28,000	294	14	280
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		10,300	96	44	52
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		9,400	41	0	41
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		5,800	27	0	27
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		5,900	28	(1)	29
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		1,000	10	5	5
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		3,000	23	6	17
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		8,900	49	0	49
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		6,700	31	(5)	36
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		20,100	121	5	116
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		22,800	137	24	113
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		42,800	232	66	166
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		15,700	85	0	85
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		10,500	66	(15)	81
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		3,400	7	4	3
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		3,800	9	4	5
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		6,200	43	10	33
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		8,600	36	25	11
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		2,600	21	6	15
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		21,800	210	88	122
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		152,000	1,484	(89)	1,573
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		36,700	408	85	323
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		3,200	37	11	26
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		98,300	897	148	749
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		100	1	0	1
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		24,500	313	0	313

See Accompanying Notes	Semiannual Report	September 30, 2010	33

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	12.830%	01/02/2013	HSBC	BRL	25,700	$336	$0	$336
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		12,000	26	(1)	27
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		3,600	22	16	6
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		2,900	24	0	24
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		6,100	61	(1)	62
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		3,000	33	8	25
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		600	9	3	6
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		1,500	23	10	13
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		4,400	73	35	38
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	12,700	44	(110)	154
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		13,000	45	(99)	144
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		10,400	35	(84)	119
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		5,800	20	(51)	71
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	MSC		15,100	52	(97)	149
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI	MXN	74,900	372	(5)	377
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		20,000	100	(1)	101
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		233,100	1,166	(1)	1,167

							$7,653	$135	$7,518

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	eRAFI 1000 Index	4,935,100	1-Month USD-LIBOR plus a specified spread	$	537,285	10/15/2010	BOA	$8,519
Receive	eRAFI 1000 Index	5,407,805	1-Month USD-LIBOR plus a specified spread		588,749	01/14/2011	BOA	9,333
Pay	S&P 500 Index	310,438	1-Month USD-LIBOR plus a specified spread		583,853	01/14/2011	BOA	(8,706)
Pay	eRAFI 1000 Index	9,529,395	1-Month USD-LIBOR plus a specified spread		1,008,072	07/15/2011	BOA	29,263
Receive	eRAFI 1000 Index	416,985	1-Month USD-LIBOR plus a specified spread		46,000	07/15/2011	BOA	(2,587)
Pay	S&P 500 Index	536,001	1-Month USD-LIBOR less a specified spread		1,008,079	07/15/2011	BOA	(15,047)
Receive	eRAFI 1000 Index	9,134,567	1-Month USD-LIBOR plus a specified spread		994,482	01/14/2011	CSFB	15,764
Pay	S&P 500 Index	523,598	1-Month USD-LIBOR plus a specified spread		984,752	01/14/2011	CSFB	(14,683)
Receive	eRAFI 1000 Index	4,439,683	1-Month USD-LIBOR plus a specified spread		450,531	02/28/2011	CSFB	40,387
Receive	eRAFI 1000 Index	2,107,155	1-Month USD-LIBOR plus a specified spread		213,830	08/31/2011	CSFB	19,177
Receive	eRAFI 1000 Index	4,879,174	1-Month USD-LIBOR plus a specified spread		495,130	02/28/2011	JPM	44,385
Receive	eRAFI 1000 Index	3,882,954	1-Month USD-LIBOR plus a specified spread		394,035	06/30/2011	JPM	35,338

								$161,143

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Purchased options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$105.500	11/26/2010	20	$0	$0
Put - CBOT U.S. Treasury 5-Year Note December Futures	106.500	11/26/2010	50	1	1
Put - CBOT U.S. Treasury 5-Year Note December Futures	107.000	11/26/2010	750	8	6
Put - CBOT U.S. Treasury 10-Year Note December Futures	90.000	11/26/2010	5,200	94	80

				$103	$87

(k)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.000	11/26/2010	144	$74	$93
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.500	11/26/2010	255	67	108
Call - CME S&P 500 Index October Futures	1,155.000	10/15/2010	121	242	275
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	399	220	67
Put - CME S&P 500 Index October Futures	1,070.000	10/15/2010	121	341	109

				$944	$652

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	$	6,100	$86	$35
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		14,700	132	79

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	27,800	$92	$1,628
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		27,800	200	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		16,400	32	30
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		16,400	49	3
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		11,300	157	65
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		72,900	686	391
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		57,900	487	387
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		9,900	15	18
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		38,900	428	208
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		34,200	846	488
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		7,000	48	46
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		24,600	122	5
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		39,800	57	74
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		5,700	78	33
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		72,200	749	479
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		22,500	245	121
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		91,700	637	25
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		5,700	78	33
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		12,700	22	24
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		53,800	121	272
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		12,700	38	2
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		53,800	229	2
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		50,300	527	269
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		39,100	82	72
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		39,100	141	8
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		7,300	44	2
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		8,200	52	55
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		75,100	583	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		13,000	184	75
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		55,100	540	366
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		89,800	668	481
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		11,400	286	163
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		234,800	1,869	1,570

								$10,610	$7,509

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	36,600	$83	$94
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$	8,200	44	33
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010	EUR	36,600	209	81
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010	$	8,000	44	34
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	1,000	3	4
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		1,000	8	8

							$391	$254

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$39,800	$337	$498
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	79,100	706	1,003
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	10,700	138	138
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	14,400	108	158

						$1,289	$1,797

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	1,485	$1,270,900	EUR	0	$10,249
Sales	4,385	1,690,300		80,400	17,983
Closing Buys	(4,588)	(1,099,600)		(5,200)	(12,096)
Expirations	(242)	(95,100)		0	(1,571)
Exercised	0	(246,600)		0	(1,331)

Balance at 09/30/2010	1,040	$1,519,900	EUR	75,200	$13,234

See Accompanying Notes	Semiannual Report	September 30, 2010	35

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,487	10/2010	CITI	$4	$0	$4
Sell		1,487	10/2010	CITI	0	(4)	(4)
Buy		2,345	10/2010	CSFB	67	0	67
Sell		9,530	10/2010	DUB	0	(754)	(754)
Buy		5,451	10/2010	MSC	446	0	446
Buy		1,487	10/2010	UBS	9	0	9
Buy	BRL	13,861	10/2010	BOA	392	0	392
Sell		5,686	10/2010	BOA	0	(76)	(76)
Buy		1,777	10/2010	DUB	50	0	50
Buy		68,326	10/2010	HSBC	2,282	0	2,282
Sell		103,272	10/2010	HSBC	0	(2,688)	(2,688)
Buy		8,735	10/2010	JPM	295	0	295
Buy		12,458	10/2010	MSC	363	0	363
Sell		33,612	10/2010	MSC	0	(982)	(982)
Buy		4,774	10/2010	RBC	121	0	121
Buy		32,641	10/2010	RBS	991	0	991
Buy		5,687	12/2010	BOA	76	0	76
Buy		113,271	12/2010	HSBC	2,864	0	2,864
Buy		35,168	12/2010	MSC	984	0	984
Buy		10,583	12/2010	RBS	180	0	180
Buy		1,675	09/2011	BOA	16	0	16
Buy		1,488	09/2011	MSC	14	0	14
Buy	CAD	723	10/2010	BNP	2	0	2
Sell		1,032	10/2010	CITI	0	(3)	(3)
Buy		310	10/2010	DUB	1	0	1
Buy		2,261	11/2010	BCLY	0	(4)	(4)
Buy		2,057	11/2010	BNP	0	(3)	(3)
Buy		11,177	11/2010	BOA	0	(12)	(12)
Sell		68,489	11/2010	BOA	76	0	76
Buy		1,032	11/2010	CITI	3	0	3
Buy		2,053	11/2010	CSFB	0	(4)	(4)
Sell		6,920	11/2010	CSFB	0	(146)	(146)
Buy		5	11/2010	DUB	0	0	0
Sell		2,764	11/2010	MSC	0	(57)	(57)
Sell		6,976	11/2010	RBC	0	(103)	(103)
Buy		3	11/2010	RBS	0	0	0
Sell	CHF	1,970	11/2010	CITI	0	(61)	(61)
Buy	CNY	226	11/2010	BCLY	0	0	0
Buy		371	11/2010	CITI	0	0	0
Buy		959	11/2010	DUB	0	(1)	(1)
Buy		371	11/2010	MSC	0	0	0
Buy		68,407	04/2011	BCLY	27	0	27
Buy		56,409	04/2011	DUB	138	0	138
Buy		35,285	04/2011	HSBC	11	0	11
Buy		9,977	04/2011	MSC	4	0	4
Sell	EUR	42,093	10/2010	BNP	0	(3,025)	(3,025)
Sell		2,648	11/2010	BCLY	0	(192)	(192)
Buy		7,775	11/2010	DUB	638	0	638
Sell		8,215	11/2010	RBS	0	(223)	(223)
Sell		11,000	11/2010	UBS	0	(170)	(170)
Buy	GBP	700	10/2010	CITI	0	(6)	(6)
Sell		2,400	10/2010	CITI	0	(9)	(9)
Buy		1,700	10/2010	HSBC	0	(15)	(15)
Buy		2,400	12/2010	CITI	9	0	9
Sell		14,073	12/2010	CITI	0	(246)	(246)
Sell		3,009	12/2010	GSC	0	(40)	(40)
Buy		900	12/2010	RBS	0	(7)	(7)
Sell		6,798	12/2010	UBS	0	(101)	(101)
Sell	IDR	4,028,555	10/2010	BCLY	0	(2)	(2)
Buy		1,220,400	10/2010	BOA	17	0	17
Buy		8,484,230	10/2010	CITI	113	0	113
Sell		4,130,200	10/2010	CITI	0	(3)	(3)
Sell		5,249,600	10/2010	HSBC	0	(3)	(3)
Buy		1,220,400	10/2010	RBS	17	0	17
Buy		2,483,325	10/2010	UBS	29	0	29
Buy		52,412,900	11/2010	BCLY	68	0	68
Buy		2,919,000	11/2010	CITI	27	0	27
Buy		7,656,150	11/2010	DUB	16	0	16
Buy		8,982,700	11/2010	HSBC	27	0	27
Buy		32,470,400	11/2010	JPM	35	0	35
Buy		9,941,100	11/2010	MSC	13	0	13
Buy		7,170,540	04/2011	CITI	9	0	9
Buy		5,538,000	04/2011	JPM	10	0	10

36	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	2,763,000	04/2011	MSC	$4	$0	$4
Buy		10,659,955	07/2011	BCLY	11	0	11
Buy		4,536,000	07/2011	BNP	12	0	12
Buy		10,139,100	07/2011	CITI	26	0	26
Buy		28,446,050	07/2011	HSBC	61	0	61
Buy		4,063,500	07/2011	RBS	11	0	11
Buy	INR	79,186	11/2010	BCLY	50	0	50
Buy		45,660	01/2011	BCLY	0	(1)	(1)
Buy		131,892	01/2011	CITI	0	(14)	(14)
Buy		45,680	01/2011	JPM	0	0	0
Buy		45,700	01/2011	MSC	0	0	0
Sell	JPY	4,123,041	11/2010	MSC	0	(411)	(411)
Buy	KRW	556,565	11/2010	BCLY	13	0	13
Buy		545,800	11/2010	BOA	14	0	14
Buy		1,048,104	11/2010	CITI	17	0	17
Sell		746,400	11/2010	CITI	0	(50)	(50)
Buy		174,390	11/2010	DUB	3	0	3
Buy		93,840	11/2010	GSC	2	0	2
Buy		1,417,569	11/2010	JPM	5	(8)	(3)
Sell		302,149	11/2010	JPM	0	(20)	(20)
Buy		3,039,865	11/2010	MSC	65	(1)	64
Buy		696,900	11/2010	RBS	10	0	10
Buy		8,716,192	01/2011	MSC	20	(11)	9
Buy	MXN	67,190	02/2011	BCLY	83	0	83
Buy		50,202	02/2011	BOA	21	0	21
Buy		21,885	02/2011	CITI	16	(2)	14
Buy		6,367	02/2011	DUB	0	(1)	(1)
Buy		8,886	02/2011	JPM	0	(4)	(4)
Buy		85,467	02/2011	MSC	22	(30)	(8)
Buy		7,639	02/2011	UBS	0	(2)	(2)
Buy	MYR	2,209	10/2010	BCLY	65	0	65
Sell		860	10/2010	BCLY	0	0	0
Buy		240	10/2010	BOA	8	0	8
Buy		2,186	10/2010	CITI	57	0	57
Buy		1,165	10/2010	DUB	21	0	21
Buy		860	02/2011	BCLY	0	(1)	(1)
Buy		2,480	02/2011	HSBC	0	(3)	(3)
Buy		2,482	02/2011	JPM	0	(3)	(3)
Buy	PHP	2,223	11/2010	BCLY	3	0	3
Buy		240,542	11/2010	CITI	8	(5)	3
Buy		2,130	11/2010	DUB	3	0	3
Buy		98,422	06/2011	BCLY	0	(12)	(12)
Buy		76,268	06/2011	JPM	0	(5)	(5)
Buy	SGD	1,066	11/2010	BCLY	11	0	11
Buy		1,200	11/2010	CITI	13	0	13
Buy		1,057	03/2011	CITI	4	0	4
Buy		2,245	03/2011	HSBC	7	0	7
Buy		529	03/2011	MSC	2	0	2
Buy	TRY	1,212	01/2011	BCLY	21	0	21
Buy		2,588	01/2011	CITI	54	0	54
Buy		604	01/2011	CSFB	9	0	9
Buy		4,039	01/2011	HSBC	37	0	37
Buy		5,570	01/2011	JPM	74	0	74
Buy	TWD	13,639	10/2010	BCLY	0	(4)	(4)
Buy		1,263	10/2010	CITI	0	0	0
Buy		11,218	10/2010	DUB	0	(3)	(3)
Buy		2,970	01/2011	DUB	0	(1)	(1)
Buy		1,819	01/2011	JPM	1	0	1
Buy		2,800	01/2011	MSC	1	0	1
Buy		1,517	01/2011	UBS	1	0	1
Buy	ZAR	24,119	10/2010	BCLY	147	0	147
Buy		2,170	10/2010	BOA	10	0	10
Buy		7,361	10/2010	CITI	52	0	52
Buy		13,942	10/2010	HSBC	93	0	93
Buy		4,379	10/2010	JPM	26	0	26
Buy		7,342	10/2010	MSC	49	0	49
Buy		12,335	10/2010	UBS	63	0	63
Buy		5,827	01/2011	BCLY	21	0	21
Buy		5,099	01/2011	JPM	18	0	18
Buy		6,081	09/2011	BCLY	28	0	28
Buy		3,040	09/2011	MSC	14	0	14
Buy		3,040	09/2011	UBS	14	0	14

					$11,845	$(9,532)	$2,313

See Accompanying Notes	Semiannual Report	September 30, 2010	37

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$1,006	$0	$1,006
Corporate Bonds & Notes
Banking & Finance	0	965,151	0	965,151
Industrials	0	215,114	9,407	224,521
Utilities	0	118,571	0	118,571
Convertible Bonds & Notes
Banking & Finance	0	23,443	0	23,443
Industrials	0	28,519	0	28,519
Municipal Bonds & Notes
Alaska	0	1,761	0	1,761
California	0	51,664	0	51,664
Georgia	0	10,607	0	10,607
Illinois	0	52,157	0	52,157
New Jersey	0	1,399	0	1,399
New York	0	1,116	0	1,116
Ohio	0	1,539	0	1,539
U.S. Government Agencies	0	1,552,232	0	1,552,232
U.S. Treasury Obligations	0	1,160,936	0	1,160,936
Mortgage-Backed Securities	0	107,175	14,975	122,150
Asset-Backed Securities	0	32,436	15,480	47,916
Sovereign Issues	0	155,825	0	155,825
Convertible Preferred Securities
Banking & Finance	27,756	0	0	27,756
Preferred Securities
Banking & Finance	7,622	0	0	7,622
Short-Term Instruments
Certificates of Deposit	0	10,018	0	10,018

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Repurchase Agreements	$0	$249,168	$0	$249,168
U.S. Treasury Bills	0	4,530	0	4,530
PIMCO Short-Term Floating NAV Portfolio	1,863,649	0	0	1,863,649
Purchased Options
Interest Rate Contracts	0	87	0	87
Investments, at value	$1,899,027	$4,744,454	$39,862	$6,683,343

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,494	0	2,494
Equity Contracts	0	202,166	0	202,166
Foreign Exchange Contracts	0	11,845	0	11,845
Interest Rate Contracts	10,841	7,517	0	18,358
	$10,841	$224,022	$0	$234,863

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(42)	(254)	(296)
Equity Contracts	(101,794)	(41,023)	0	(142,817)
Foreign Exchange Contracts	0	(9,532)	0	(9,532)
Interest Rate Contracts	0	(7,777)	(1,797)	(9,574)
	$(101,794)	$(58,374)	$(2,051)	$(162,219)

Totals	$1,808,074	$4,910,102	$37,811	$6,755,987

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$17,596	$0	$0	$0	$0	$126	$0	$(17,722)	$0	$0
Industrials	0	9,410	0	4	0	(7)	0	0	9,407	(7)
Mortgage-Backed Securities	0	14,730	0	0	0	245	0	0	14,975	245
Asset-Backed Securities	15,051	0	0	49	0	380	0	0	15,480	380

Investments, at value	$32,647	$24,140	$0	$53	$0	$744	$0	$(17,722)	$39,862	$618
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(24)	0	(391)	0	33	128	0	0	(254)	137
Interest Rate Contracts	(428)	0	(844)	0	0	(525)	0	0	(1,797)	(525)

	$(452)	$0	$(1,235)	$0	$33	$(397)	$0	$0	$(2,051)	$(388)

Totals	$32,195	$24,140	$(1,235)	$53	$33	$347	$0	$(17,722)	$37,811	$230

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$87	$0	$0	$0	$0	$87
Variation margin receivable (2)	1	0	0	11,247	0	11,248
Unrealized appreciation on foreign currency contracts	0	11,845	0	0	0	11,845
Unrealized appreciation on swap agreements	7,517	0	2,494	202,166	0	212,177

	$7,605	$11,845	$2,494	$213,413	$0	$235,357

Liabilities:
Written options outstanding	$9,574	$0	$254	$384	$0	$10,212
Variation margin payable (2)	472	0	0	0	0	472
Unrealized depreciation on foreign currency contracts	0	9,532	0	0	0	9,532
Unrealized depreciation on swap agreements	0	0	43	41,022	0	41,065

	$10,046	$9,532	$297	$41,406	$0	$61,281

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(181)	$0	$0	$0	$0	$(181)
Net realized gain (loss) on futures contracts, written options and swaps	102,506	591	2,020	(49,334)	0	55,783
Net realized (loss) on foreign currency transactions	0	(1,556)	0	0	0	(1,556)

	$102,325	$(965)	$2,020	$(49,334)	$0	$54,046

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(67)	$0	$0	$0	$0	$(67)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	11,829	(33)	691	50,277	0	62,764
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	548	0	0	0	548

	$11,762	$515	$691	$50,277	$0	$63,245

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(90,569) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	39

Schedule of Investments  PIMCO Fundamental IndexPLUS™ TR Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 39.5%

BANKING & FINANCE 30.8%

AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$300	$370

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		700	774

Ally Financial, Inc.
6.625% due 05/15/2012		2,100	2,195
6.875% due 08/28/2012		500	521
7.500% due 09/15/2020		200	214

American Express Credit Corp.
5.875% due 05/02/2013		700	771
7.300% due 08/20/2013		1,300	1,495

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011		300	298
5.250% due 11/21/2011		300	313

American General Finance Corp.
4.875% due 07/15/2012		300	285
6.900% due 12/15/2017		1,300	1,092

American International Group, Inc.
5.050% due 10/01/2015		100	102
5.850% due 01/16/2018		4,000	4,160

ASIF I
3.000% due 02/17/2017	EUR	3,500	3,792
Bank of America Corp.
0.706% due 08/15/2016		$400	361
6.500% due 08/01/2016		1,800	2,027

Bank of Montreal
2.850% due 06/09/2015		100	105

Barclays Bank PLC
6.050% due 12/04/2017		1,000	1,086
14.000% due 11/29/2049	GBP	1,000	1,975

Bear Stearns Cos. LLC
7.250% due 02/01/2018		$500	610

CIT Group, Inc.
7.000% due 05/01/2013		150	151
7.000% due 05/01/2014		74	74
7.000% due 05/01/2015		274	274
7.000% due 05/01/2016		124	122
7.000% due 05/01/2017		173	170

Citigroup, Inc.
4.750% due 05/19/2015		1,200	1,264
4.750% due 02/10/2019	EUR	1,000	1,340

Comerica Bank
0.439% due 05/24/2011		$2,400	2,389

Commonwealth Bank of Australia
0.948% due 07/12/2013		2,800	2,808

Deutsche Bank AG
1.169% due 02/17/2015		2,700	2,642

Dexia Credit Local
2.000% due 03/05/2013		1,600	1,613

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		800	853

Ford Motor Credit Co. LLC
7.250% due 10/25/2011		1,000	1,050
7.375% due 02/01/2011		1,700	1,732

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	140

Foundation Re II Ltd.
7.119% due 11/26/2010		$1,400	1,404

Gazprom Via White Nights Finance BV
10.500% due 03/25/2014		2,000	2,404

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	3,400	3,998

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSBC Holdings PLC
6.500% due 05/02/2036		$1,900	$2,122

ING Bank NV
2.625% due 02/09/2012		900	920

International Lease Finance Corp.
6.750% due 09/01/2016		200	215

JPMorgan Chase & Co.
1.128% due 09/26/2013	EUR	1,500	1,995
6.000% due 01/15/2018		$900	1,029
7.900% due 04/29/2049		600	645

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,700	1,933

KeyCorp
1.091% due 11/22/2010	EUR	1,500	2,059

LBG Capital No.1 PLC
8.500% due 12/29/2049		$100	93

LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	400	559

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)		$900	199
6.200% due 09/26/2014 (a)		400	91

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		2,200	2,471

Morgan Stanley
2.876% due 05/14/2013		1,500	1,530

National Australia Bank Ltd.
5.350% due 06/12/2013		800	877

Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,800	2,973

Petroleum Export Ltd.
5.265% due 06/15/2011		27	27

Principal Life Income Funding Trusts
5.550% due 04/27/2015		1,000	1,105

Resona Bank Ltd.
5.850% due 09/29/2049		200	200

Royal Bank of Scotland Group PLC
0.784% due 04/08/2011		5,900	5,905
1.450% due 10/20/2011		1,500	1,511

SLM Corp.
2.750% due 03/15/2011	CHF	700	710
8.000% due 03/25/2020		$1,600	1,590

Societe Generale
5.922% due 04/29/2049		600	569

State Bank of India
4.500% due 07/27/2015		1,000	1,053

Swedbank AB
3.625% due 12/02/2011	EUR	100	140

Temasek Financial I Ltd.
4.300% due 10/25/2019		$300	326

TNK-BP Finance S.A.
6.125% due 03/20/2012		200	209

UBS AG
5.750% due 04/25/2018		600	678
5.875% due 12/20/2017		700	793

Vnesheconombank Finance Ltd.
6.902% due 07/09/2020		2,200	2,412

Wells Fargo & Co.
7.980% due 03/29/2049		600	635

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		700	700

			85,248

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 6.9%

Alcoa, Inc.
6.150% due 08/15/2020	$400	$412

Amgen, Inc.
6.900% due 06/01/2038	314	408

AstraZeneca PLC
5.900% due 09/15/2017	400	482
6.450% due 09/15/2037	300	379

C8 Capital SPV Ltd.
6.640% due 12/29/2049	4,200	2,808

Codelco, Inc.
6.150% due 10/24/2036	100	119

Comcast Corp.
5.875% due 02/15/2018	300	347
6.450% due 03/15/2037	300	334

Continental Airlines, Inc.
6.750% due 09/15/2015	1,300	1,324

Dow Chemical Co.
4.850% due 08/15/2012	1,300	1,376
6.000% due 10/01/2012	200	217

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013	700	803

Gazprom Via Gaz Capital S.A.
6.212% due 11/22/2016	200	213

Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020	406	440

International Business Machines Corp.
5.700% due 09/14/2017	742	888

Kraft Foods, Inc.
6.125% due 02/01/2018	800	945

Peabody Energy Corp.
7.875% due 11/01/2026	300	332

Petrobras International Finance Co.
7.875% due 03/15/2019	2,000	2,504

Roche Holdings, Inc.
7.000% due 03/01/2039	127	171

Rohm and Haas Co.
6.000% due 09/15/2017	500	559

Shell International Finance BV
5.500% due 03/25/2040	100	115

Time Warner, Inc.
5.875% due 11/15/2016	2,100	2,449

Total Capital S.A.
4.450% due 06/24/2020	100	110

TransCanada Pipelines Ltd.
7.625% due 01/15/2039	300	401

Transocean, Inc.
4.950% due 11/15/2015	300	312

UnitedHealth Group, Inc.
4.875% due 02/15/2013	700	753

		19,201

UTILITIES 1.8%

Majapahit Holding BV
7.750% due 01/20/2020	500	602

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	689

NGPL PipeCo LLC
6.514% due 12/15/2012	800	851

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	280

40	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verizon Wireless Capital LLC
2.945% due 05/20/2011	$2,600	$2,644

		5,066

Total Corporate Bonds & Notes (Cost $105,979)		109,515

MUNICIPAL BONDS & NOTES 1.7%

CALIFORNIA 1.1%

California State General Obligation Bonds, Series 2009
7.550% due 04/01/2039	1,300	1,415

California State University Revenue Bonds, Series 2010
6.434% due 11/01/2030	100	109

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	400	454

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	1,000	1,048

		3,026

ILLINOIS 0.1%

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	200	207

NEVADA 0.1%

Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	200	222

NEW YORK 0.4%

New York State Thruway Authority Revenue Bonds, Series 2010
5.883% due 04/01/2030	1,000	1,107

Total Municipal Bonds & Notes (Cost $4,204)		4,562

U.S. GOVERNMENT AGENCIES 44.6%

Fannie Mae
0.316% due 12/25/2036	282	278
0.606% due 07/25/2037 - 09/25/2042	1,867	1,867
0.636% due 07/25/2037	1,238	1,238
0.656% due 09/25/2035	771	771
0.666% due 09/25/2035	1,571	1,570
0.986% due 06/25/2040	4,660	4,684
0.996% due 03/25/2040	1,851	1,867
1.586% due 06/01/2043 - 07/01/2044	558	560
1.625% due 10/26/2015	400	401
2.328% due 11/01/2035	149	152
2.545% due 07/01/2035	410	429
2.548% due 12/01/2033	337	350
2.550% due 03/01/2035	62	65
2.684% due 06/01/2035	946	991
2.690% due 07/01/2034	428	448
2.709% due 05/25/2035	88	94
2.721% due 10/01/2034	67	70
2.776% due 01/01/2035	505	529
2.802% due 09/01/2035	375	393
2.805% due 08/01/2035	929	972
2.823% due 07/01/2035	480	504
2.888% due 10/01/2035	148	156
2.945% due 06/01/2035	1,152	1,213
3.143% due 09/01/2035	499	512
3.225% due 12/01/2033	127	133
4.000% due 11/01/2040	1,100	1,128
4.500% due 10/01/2040	43,000	44,787

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 06/25/2027 - 10/01/2040	$1,037	$1,090
5.500% due 10/01/2021 - 10/01/2040	5,283	5,634
6.000% due 02/01/2029 - 04/01/2039	3,484	3,786
6.500% due 08/01/2029 - 10/01/2040	1,023	1,116

Freddie Mac
0.407% due 07/15/2019	851	849
0.516% due 08/25/2031	151	141
0.657% due 06/15/2018	86	86
1.586% due 02/25/2045	70	71
2.632% due 08/01/2035	663	689
2.635% due 06/01/2035	823	861
3.019% due 10/01/2035	691	727
3.178% due 11/01/2034	547	575
3.494% due 09/01/2035	287	301
4.500% due 04/01/2040 - 10/01/2040	2,000	2,081
5.500% due 07/01/2038 - 10/01/2040	19,482	20,667
6.000% due 10/01/2040	8,000	8,584

Ginnie Mae
6.000% due 05/15/2037 - 07/15/2037	825	900

Small Business Administration
5.290% due 12/01/2027	547	611
5.490% due 03/01/2028	3,847	4,284
5.600% due 09/01/2028	3,853	4,322

Total U.S. Government Agencies (Cost $121,889)		123,537

U.S. TREASURY OBLIGATIONS 16.2%

Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	312	331
2.375% due 01/15/2025	116	133
2.375% due 01/15/2027	541	624
3.875% due 04/15/2029	3,978	5,531

U.S. Treasury Notes
1.750% due 07/31/2015	3,000	3,073
1.875% due 06/30/2015	4,100	4,226
1.875% due 09/30/2017	200	200
2.125% due 05/31/2015 (g)	11,000	11,473
2.500% due 04/30/2015	2,900	3,075
2.500% due 06/30/2017	3,800	3,960
2.750% due 11/30/2016	3,700	3,933
2.750% due 05/31/2017	2,900	3,069
3.000% due 02/28/2017	800	861
3.125% due 01/31/2017	200	217
3.125% due 04/30/2017 (g)	3,300	3,572
3.250% due 12/31/2016	500	546

Total U.S. Treasury Obligations (Cost $43,782)		44,824

MORTGAGE-BACKED SECURITIES 10.2%

American Home Mortgage Investment Trust
2.678% due 02/25/2045	173	150

Banc of America Commercial Mortgage, Inc.
5.928% due 05/10/2045	900	989

Bear Stearns Adjustable Rate Mortgage Trust
3.349% due 01/25/2034	1,235	1,187

Bear Stearns Alt-A Trust
0.416% due 02/25/2034	623	481
2.984% due 09/25/2035	163	124

Bear Stearns Commercial Mortgage Securities
0.367% due 03/15/2019	675	638
5.331% due 02/11/2044	100	103
5.471% due 01/12/2045	300	329

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	$590	$410

Citigroup Mortgage Loan Trust, Inc.
2.650% due 12/25/2035	584	542

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	900	937

Countrywide Alternative Loan Trust
0.436% due 05/25/2047	620	344
0.536% due 02/25/2037	2,884	1,662

Countrywide Home Loan Mortgage Pass-Through Trust
4.669% due 02/20/2036	151	119

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	100	106

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046	247	226
0.336% due 01/25/2047	332	313

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	107
5.444% due 03/10/2039	500	528

GSR Mortgage Loan Trust
2.923% due 09/25/2035	1,215	1,166
5.196% due 11/25/2035	930	906

Indymac Index Mortgage Loan Trust
2.675% due 01/25/2036	534	329

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,900	3,022
5.882% due 02/15/2051	300	315

JPMorgan Mortgage Trust
5.750% due 01/25/2036	100	91

Mellon Residential Funding Corp.
0.697% due 12/15/2030	1,606	1,516

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	600	603

Merrill Lynch Floating Trust
0.327% due 06/15/2022	2,177	2,086
0.796% due 07/09/2021	1,500	1,396

Morgan Stanley Capital I
5.364% due 03/15/2044	2,500	2,604
5.809% due 12/12/2049	100	106

Structured Adjustable Rate Mortgage Loan Trust
1.752% due 01/25/2035	453	251
2.727% due 08/25/2034	829	798

Structured Asset Mortgage Investments, Inc.
0.536% due 02/25/2036	279	173

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	13	12

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	530	516
0.376% due 10/25/2046	848	842

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	1,483	1,377

WaMu Mortgage Pass-Through Certificates
0.546% due 10/25/2045	85	69
1.570% due 11/25/2042	71	62
1.680% due 05/25/2041	60	57

Wells Fargo Mortgage-Backed Securities Trust
4.576% due 03/25/2036	856	759

Total Mortgage-Backed Securities (Cost $29,960)		28,351

See Accompanying Notes	Semiannual Report	September 30, 2010	41

Schedule of Investments PIMCO Fundamental IndexPLUS™ TR Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 1.5%

ACE Securities Corp.
0.306% due 12/25/2036		$90	$86

Asset-Backed Securities Corp. Home Equity
0.531% due 09/25/2034		151	131

Bear Stearns Asset-Backed Securities Trust
0.306% due 11/25/2036		214	205

Centurion CDO VII Ltd.
0.845% due 01/30/2016		1,495	1,433

Countrywide Asset-Backed Certificates
0.306% due 05/25/2037		470	465
0.306% due 05/25/2047		70	69
0.326% due 06/25/2047		154	150
0.336% due 06/25/2037		72	72
0.366% due 10/25/2046		29	29

Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036		137	118

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036		180	178

Fremont Home Loan Trust
0.316% due 01/25/2037		126	114

HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036		61	56

JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036		822	792

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		17	14

Morgan Stanley ABS Capital I
0.296% due 10/25/2036		24	24

Park Place Securities, Inc.
0.569% due 10/25/2034		236	231

SBI HELOC Trust
0.426% due 08/25/2036		15	15

Structured Asset Securities Corp.
0.306% due 10/25/2036		70	70

Total Asset-Backed Securities (Cost $4,372)			4,252

SOVEREIGN ISSUES 2.1%

Brazil Government International Bond
8.000% due 01/15/2018		500	600
10.250% due 01/10/2028	BRL	600	398

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canada Government Bond
2.000% due 12/01/2014	CAD	1,000	$979
2.500% due 09/01/2013		700	698

Canada Housing Trust No. 1
3.350% due 12/15/2020		200	198

Export-Import Bank of China
4.875% due 07/21/2015		$100	112

Export-Import Bank of Korea
5.125% due 06/29/2020		100	108

Korea Development Bank
4.375% due 08/10/2015		700	744

Mexico Government International Bond
5.950% due 03/19/2019		300	354

Province of Ontario Canada
4.600% due 06/02/2039	CAD	100	104

Societe Financement de l'Economie Francaise
0.726% due 07/16/2012		$1,000	1,002
2.375% due 03/26/2012		600	613

Total Sovereign Issues (Cost $5,547)			5,910

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.2%

American International Group, Inc.
8.500% due 08/01/2011		44,400	381

CONSUMER DISCRETIONARY 0.2%

Motors Liquidation Co.
5.250% due 03/06/2032		80,000	628

Total Convertible Preferred Securities (Cost $531)			1,009

PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.7%

DG Funding Trust
0.652% due 12/31/2049		243	1,875

Total Preferred Securities (Cost $2,585)			1,875

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 13.0%

REPURCHASE AGREEMENTS 0.7%

Deutsche Bank AG
0.320% due 10/01/2010		$300	$300
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $307. Repurchase proceeds are $300.)

State Street Bank and Trust Co.
0.010% due 10/01/2010		1,564	1,564
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $1,600. Repurchase proceeds are $1,564.)

			1,864

JAPAN TREASURY BILLS 4.9%
0.110% due 10/25/2010	JPY	1,140,000	13,655

U.S. TREASURY BILLS 0.3%
0.118% due 10/07/2010 - 10/21/2010 (b)(e)		$940	940

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 7.1%
		1,966,538	19,701

Total Short-Term Instruments (Cost $35,604)			36,160

Total Investments 129.9% (Cost $354,453)			$359,995

Written Options (i) (0.3%) (Premiums $838)			(905)

Other Assets and Liabilities (Net) (29.6%)			(81,972)

Net Assets 100.0%			$277,118

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $940 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $3,626 at a weighted average interest rate of 0.051%. On September 30, 2010, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $595 and cash of $26 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	83	$312
90-Day Eurodollar December Futures	Long	12/2011	23	14
90-Day Eurodollar June Futures	Long	06/2011	91	59
90-Day Eurodollar June Futures	Long	06/2012	23	20
90-Day Eurodollar March Futures	Long	03/2011	77	46
90-Day Eurodollar March Futures	Long	03/2012	23	17

42	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar September Futures	Long	09/2011	39	$22
U.S. Treasury 5-Year Note December Futures	Long	12/2010	9	12

				$502

(h)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%	$	300	$(1)	$(8)	$7
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%		600	(4)	(6)	2
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.099%		1,000	(4)	(11)	7
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%		100	(1)	(1)	0
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.185%		300	15	0	15
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%		500	(3)	(5)	2
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.136%		1,500	(3)	0	(3)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.538%		1,500	(29)	0	(29)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	1.681%		700	67	0	67
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.681%		700	58	0	58
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.714%		600	75	21	54
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.681%		800	77	0	77
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%		300	7	4	3
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%		100	2	1	1
Japan Government International Bond	JPM	1.000%	03/20/2015	0.500%		600	13	7	6
MetLife, Inc.	GSC	1.000%	03/20/2015	2.086%		2,000	(90)	(121)	31
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.121%		600	(2)	(13)	11
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.121%		400	(2)	(9)	7
SLM Corp.	JPM	4.300%	03/20/2013	4.223%		1,900	6	0	6
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.567%		100	2	1	1
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.567%		200	3	1	2
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.567%		100	2	1	1
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		1,000	18	4	14
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.567%		100	2	1	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.590%		1,000	18	4	14

							$226	$(129)	$355

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$	300	$37	$35	$2
CDX.EM-13 Index	DUB	5.000%	06/20/2015		900	111	117	(6)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015		1,800	224	209	15
CDX.EM-13 Index	MSC	5.000%	06/20/2015		700	87	79	8
CDX.EM-14 Index	BCLY	5.000%	12/20/2015		900	120	112	8
CDX.EM-14 Index	DUB	5.000%	12/20/2015		300	40	38	2
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		200	27	26	1
CDX.EM-14 Index	MSC	5.000%	12/20/2015		300	40	39	1
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		4,815	(10)	0	(10)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012		963	(1)	0	(1)
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		100	(3)	(3)	0
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		2,990	37	0	37
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		675	7	0	7
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		1,543	16	0	16
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		964	10	0	10
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		600	(1)	(3)	2
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		300	(1)	(1)	0
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015		2,500	(8)	(10)	2
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		1,000	(3)	(3)	0
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015		200	(1)	(1)	0

						$728	$634	$94

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2010	43

Schedule of Investments PIMCO Fundamental IndexPLUS™ TR Fund (Cont.)

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,400	$108	$(1)	$109
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	3,300	(28)	(60)	32
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	3	0	3
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	5	0	5
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		700	5	1	4
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		200	2	1	1
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		700	7	3	4
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	4	0	4
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		100	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,900	59	0	59
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		200	1	0	1
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		3,200	94	(21)	115
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	11	1	10
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	35	3	32
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	5	0	5
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		300	2	0	2
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,700	11	1	10
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		1,600	10	2	8
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		3,200	18	5	13
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		1,000	6	(2)	8
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		200	0	0	0
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		300	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		400	3	1	2
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	3	1	2
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		500	5	1	4
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		6,800	66	1	65
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		200	3	1	2
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		5,900	54	6	48
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		1,200	12	4	8
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		1,800	23	3	20
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		300	1	0	1
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		200	1	1	0
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	2	0	2
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		500	5	0	5
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		300	3	1	2
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		400	6	2	4
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	2	1	1
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		800	13	6	7
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	11,700	(50)	9	(59)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		2,100	(9)	1	(10)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS		6,000	97	0	97
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	900	3	(8)	11
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		1,000	3	(8)	11
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		4,100	14	(33)	47
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		2,300	8	(20)	28
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI	MXN	3,500	18	0	18
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		3,100	16	0	16
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		7,300	37	3	34

							$699	$(94)	$793

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	eRAFI 1000 Index	920,600	1-Month USD-LIBOR plus a specified spread	$	93,421	02/28/2011	BCLY	$8,375
Receive	eRAFI 1000 Index	56,326	1-Month USD-LIBOR plus a specified spread		6,132	10/15/2010	BOA	97
Pay	eRAFI 1000 Index	108,778	1-Month USD-LIBOR plus a specified spread		11,843	07/15/2011	BOA	(188)
Receive	eRAFI 1000 Index	439,108	1-Month USD-LIBOR plus a specified spread		47,806	07/15/2011	BOA	759
Receive	eRAFI 1000 Index	231,325	1-Month USD-LIBOR plus a specified spread		23,474	02/28/2011	CSFB	2,104
Receive	eRAFI 1000 Index	720,920	1-Month USD-LIBOR plus a specified spread		78,487	04/15/2011	CSFB	1,244
Receive	eRAFI 1000 Index	235,788	1-Month USD-LIBOR plus a specified spread		23,927	06/30/2011	JPM	2,146

								$14,537

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

44	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(i)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.000	11/26/2010	7	$ 4	$5
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.500	11/26/2010	12	3	5
Call - CME S&P 500 Index October Futures	1,155.000	10/15/2010	8	16	18
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	19	10	3
Put - CME S&P 500 Index October Futures	1,070.000	10/15/2010	8	23	7

				$ 56	$38

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	$	400	$6	$2
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,700	24	15
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		5,700	27	334
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		5,700	35	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		800	2	2
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		800	2	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		800	11	5
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,800	44	26
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		3,000	25	20
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		600	1	1
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,300	26	12
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,800	94	54
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		300	2	2
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		1,400	7	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		2,300	3	4
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		400	5	2
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		5,800	60	39
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,400	16	8
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		400	6	2
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		600	1	1
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		4,100	9	21
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		600	2	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		4,100	17	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,700	31	14
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		3,000	6	6
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		3,000	11	1
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		2,100	14	123
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		2,100	17	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,300	8	0
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		300	2	2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		5,500	43	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		900	13	5
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		4,200	41	28
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,000	25	16
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		1,200	30	17
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		11,800	94	79

								$760	$841

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$	400	$2	$1
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010		400	2	2

							$4	$3

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$	1,300	$11	$16
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020		500	7	7

							$18	$23

See Accompanying Notes	Semiannual Report	September 30, 2010	45

Schedule of Investments PIMCO Fundamental IndexPLUS™ TR Fund (Cont.)

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	330	$84,900	$869
Sales	174	101,200	1,100
Closing Buys	(434)	(69,300)	(945)
Expirations	(16)	(6,800)	(108)
Exercised	0	(13,500)	(78)

Balance at 09/30/2010	54	$96,500	$838

(j)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	10/01/2040	$5,000	$5,371	$5,373

(k)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	14	10/2010	BOA	$0	$0	$0
Buy		1,302	10/2010	RBS	101	0	101
Buy		73	10/2010	UBS	0	0	0
Buy	BRL	1,082	10/2010	HSBC	39	0	39
Sell		7,918	10/2010	HSBC	0	(209)	(209)
Buy		2,912	10/2010	JPM	100	0	100
Buy		1,244	10/2010	MSC	35	0	35
Buy		2,681	10/2010	RBS	84	0	84
Buy		8,097	12/2010	HSBC	216	0	216
Buy	CAD	103	10/2010	BNP	0	0	0
Sell		103	10/2010	CITI	0	0	0
Buy		103	11/2010	BCLY	0	0	0
Buy		103	11/2010	BNP	0	0	0
Buy		616	11/2010	BOA	0	(1)	(1)
Buy		103	11/2010	CITI	0	0	0
Buy		309	11/2010	CSFB	0	(1)	(1)
Sell		200	11/2010	CSFB	0	(4)	(4)
Sell		90	11/2010	DUB	1	0	1
Sell		100	11/2010	MSC	0	(2)	(2)
Sell		250	11/2010	RBC	0	(4)	(4)
Sell		42	11/2010	RBS	0	0	0
Sell	CHF	699	11/2010	CITI	0	(22)	(22)
Buy	CNY	3,313	11/2010	BCLY	6	(1)	5
Buy		1,506	11/2010	CITI	0	(1)	(1)
Buy		3,894	11/2010	DUB	0	(4)	(4)
Buy		1,535	11/2010	MSC	0	(2)	(2)
Sell	EUR	9,401	10/2010	UBS	0	(679)	(679)
Sell		200	11/2010	BCLY	0	(8)	(8)
Sell		1,082	11/2010	DUB	0	(89)	(89)
Buy	GBP	400	10/2010	CITI	0	(3)	(3)
Sell		900	10/2010	CITI	0	(3)	(3)
Buy		500	10/2010	HSBC	0	(4)	(4)
Buy		900	12/2010	CITI	3	0	3
Sell		1,615	12/2010	CITI	0	(28)	(28)
Sell		345	12/2010	GSC	0	(4)	(4)
Buy		500	12/2010	RBS	0	(4)	(4)
Sell		779	12/2010	UBS	0	(11)	(11)
Sell	IDR	817,766	10/2010	BCLY	0	0	0
Buy		203,400	10/2010	BOA	3	0	3
Buy		1,818,302	10/2010	CITI	24	0	24
Sell		838,400	10/2010	CITI	0	(1)	(1)
Sell		1,065,600	10/2010	HSBC	0	(1)	(1)
Buy		203,400	10/2010	RBS	3	0	3
Buy		496,665	10/2010	UBS	6	0	6
Buy		1,798,500	11/2010	BCLY	1	0	1
Buy		901,500	11/2010	HSBC	1	0	1
Buy		643,510	04/2011	CITI	1	0	1
Buy		1,378,166	07/2011	BCLY	1	0	1
Buy		1,315,300	07/2011	CITI	3	0	3
Buy		2,192,100	07/2011	HSBC	3	0	3
Buy	INR	9,181	11/2010	BCLY	3	0	3
Sell	JPY	654,656	10/2010	BNP	0	(319)	(319)

46	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	JPY	485,030	10/2010	DUB	$0	$(230)	$(230)
Sell		282,798	11/2010	MSC	0	(28)	(28)
Buy	KRW	18,617	11/2010	BCLY	0	0	0
Buy		116,177	11/2010	BOA	3	0	3
Buy		242,850	11/2010	CITI	4	0	4
Sell		495,300	11/2010	CITI	0	(33)	(33)
Buy		46,504	11/2010	DUB	1	0	1
Buy		23,460	11/2010	GSC	1	0	1
Buy		215,348	11/2010	JPM	1	(1)	0
Sell		200,500	11/2010	JPM	0	(13)	(13)
Buy		300,594	11/2010	MSC	3	(1)	2
Buy		116,150	11/2010	RBS	2	0	2
Buy		458,688	01/2011	MSC	1	(1)	0
Buy	MXN	8,969	02/2011	BCLY	5	0	5
Buy		652	02/2011	CITI	1	0	1
Buy		2,532	02/2011	MSC	0	(2)	(2)
Buy	MYR	576	10/2010	BCLY	17	0	17
Sell		200	10/2010	BCLY	0	0	0
Buy		69	10/2010	BOA	2	0	2
Buy		491	10/2010	CITI	13	0	13
Buy		240	10/2010	DUB	4	0	4
Buy		200	02/2011	BCLY	0	0	0
Buy		310	02/2011	HSBC	0	0	0
Buy	PHP	2,223	11/2010	BCLY	3	0	3
Buy		15,976	11/2010	CITI	8	0	8
Buy		2,130	11/2010	DUB	3	0	3
Buy		8,972	06/2011	JPM	0	(1)	(1)
Buy	SGD	132	03/2011	CITI	1	0	1
Buy		132	03/2011	HSBC	0	0	0
Buy	TRY	152	01/2011	CITI	3	0	3
Buy		148	01/2011	HSBC	0	0	0
Buy		302	01/2011	JPM	5	0	5
Buy	TWD	3,319	10/2010	BCLY	0	(1)	(1)
Buy		482	10/2010	CITI	0	0	0
Buy		2,696	10/2010	DUB	0	(1)	(1)
Buy		1,135	01/2011	DUB	0	0	0
Buy		694	01/2011	JPM	0	0	0
Buy		1,069	01/2011	MSC	0	0	0
Buy		579	01/2011	UBS	0	0	0
Buy	ZAR	719	10/2010	BCLY	3	0	3
Buy		723	10/2010	BOA	3	0	3
Buy		733	10/2010	HSBC	5	0	5
Buy		732	10/2010	MSC	5	0	5
Buy		1,441	10/2010	UBS	6	0	6
Buy		760	09/2011	BCLY	3	0	3

					$740	$(1,717)	$(977)

See Accompanying Notes	Semiannual Report	September 30, 2010	47

Schedule of Investments PIMCO Fundamental IndexPLUS™ TR Fund (Cont.)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$85,248	$0	$85,248
Industrials	0	19,201	0	19,201
Utilities	0	5,066	0	5,066
Municipal Bonds & Notes
California	0	3,026	0	3,026
Illinois	0	207	0	207
Nevada	0	222	0	222
New York	0	1,107	0	1,107
U.S. Government Agencies	0	123,537	0	123,537
U.S. Treasury Obligations	0	44,824	0	44,824
Mortgage-Backed Securities	0	28,351	0	28,351
Asset-Backed Securities	0	2,819	1,433	4,252
Sovereign Issues	0	5,910	0	5,910
Convertible Preferred Securities
Banking & Finance	381	0	0	381
Consumer Discretionary	0	628	0	628
Preferred Securities
Banking & Finance	0	0	1,875	1,875
Short-Term Instruments
Repurchase Agreements	0	1,864	0	1,864
Japan Treasury Bills	0	13,655	0	13,655
U.S. Treasury Bills	0	940	0	940

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
PIMCO Short-Term Floating NAV Portfolio	$19,701	$0	$0	$19,701
Investments, at value	$20,082	$336,605	$3,308	$359,995

Short Sales, at value	$0	$(5,373)	$0	$(5,373)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	499	0	499
Equity Contracts	0	13,383	0	13,383
Foreign Exchange Contracts	0	740	0	740
Interest Rate Contracts	502	2,203	0	2,705
	$502	$16,825	$0	$17,327

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(50)	(3)	(53)
Equity Contracts	(25)	(188)	0	(213)
Foreign Exchange Contracts	0	(1,717)	0	(1,717)
Interest Rate Contracts	0	(922)	(23)	(945)
	$(25)	$(2,877)	$(26)	$(2,928)

Totals	$20,559	$345,180	$3,282	$369,021

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Asset-Backed Securities	$1,394	$0	$0	$5	$0	$34	$0	$0	$1,433	$34
Preferred Securities
Banking & Finance	1,980	0	0	0	0	(105)	0	0	1,875	(105)

Investments, at value	$3,374	$0	$0	$5	$0	$(71)	$0	$0	$3,308	$(71)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(4)	0	0	1	0	0	(3)	1
Interest Rate Contracts	(11)	0	(6)	0	0	(6)	0	0	(23)	(6)

	$(11)	$0	$(10)	$0	$0	$(5)	$0	$0	$(26)	$(5)

Totals	$3,363	$0	$(10)	$5	$0	$(76)	$0	$0	$3,282	$(76)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

48	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(m)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$2	$0	$0	$0	$0	$2
Unrealized appreciation on foreign currency contracts	0	740	0	0	0	740
Unrealized appreciation on swap agreements	861	0	499	14,725	0	16,085

	$863	$740	$499	$14,725	$0	$16,827

Liabilities:
Written options outstanding	$876	$0	$3	$26	$0	$905
Variation margin payable (2)	2	0	0	0	0	2
Unrealized depreciation on foreign currency contracts	0	1,717	0	0	0	1,717
Unrealized depreciation on swap agreements	69	0	49	188	0	306

	$947	$1,717	$52	$214	$0	$2,930

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$4,259	$43	$831	$(11,495)	$0	$(6,362)
Net realized gain on foreign currency transactions	0	499	0	0	0	499

	$4,259	$542	$831	$(11,495)	$0	$(5,863)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(868)	$(2)	$(563)	$5,433	$0	$4,000
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(1,206)	0	0	0	(1,206)

	$(868)	$(1,208)	$(563)	$5,433	$0	$2,794

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $502 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	49

Schedule of Investments  PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 31.1%

BANKING & FINANCE 21.8%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$100	$111

Ally Financial, Inc.
6.625% due 05/15/2012		700	731
6.750% due 12/01/2014		625	646
6.875% due 08/28/2012		200	208
7.500% due 12/31/2013		1,400	1,501
7.500% due 09/15/2020		200	214

American Express Co.
7.000% due 03/19/2018		100	121

American Express Credit Corp.
5.875% due 05/02/2013		100	110

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011		400	397
5.250% due 11/21/2011		100	104

American General Finance Corp.
6.900% due 12/15/2017		200	168

American International Group, Inc.
4.000% due 09/20/2011	EUR	100	137
4.900% due 06/02/2014	CAD	1,500	1,406
5.850% due 01/16/2018		$2,200	2,288

ANZ National International Ltd.
6.200% due 07/19/2013		100	111

ASIF I
3.000% due 02/17/2017	EUR	200	217

Bank of America Corp.
5.750% due 12/01/2017		$200	214
8.000% due 12/29/2049		800	826

Barclays Bank PLC
6.050% due 12/04/2017		100	109

Bear Stearns Cos. LLC
1.185% due 07/27/2012	EUR	100	135

BM&FBovespa S.A.
5.500% due 07/16/2020		$100	107

BNP Paribas
0.931% due 04/08/2013		100	100

C10 Capital SPV Ltd.
6.722% due 12/31/2049		100	66

CIT Group, Inc.
7.000% due 05/01/2013		11	11
7.000% due 05/01/2014		16	16
7.000% due 05/01/2015		116	116
7.000% due 05/01/2016		27	27
7.000% due 05/01/2017		37	37

Citigroup Capital XXI
8.300% due 12/21/2077		900	949

Citigroup, Inc.
2.384% due 08/13/2013		100	101
5.625% due 08/27/2012		100	106
6.000% due 08/15/2017		200	216
8.500% due 05/22/2019		100	124

Countrywide Financial Corp.
5.800% due 06/07/2012		200	213

Deutsche Bank AG
1.169% due 02/17/2015		200	196

Dexia Credit Local
2.000% due 03/05/2013		2,400	2,420

Dexia Credit Local S.A.
0.940% due 09/23/2011		200	201

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		400	426

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Motor Credit Co. LLC
7.250% due 10/25/2011		$500	$525
7.500% due 08/01/2012		700	743

Goldman Sachs Group, Inc.
1.246% due 01/30/2017	EUR	400	480
6.750% due 10/01/2037		$1,200	1,251

HSBC Holdings PLC
6.500% due 05/02/2036		200	223

ING Bank NV
2.625% due 02/09/2012		300	307

International Lease Finance Corp.
5.400% due 02/15/2012		1,900	1,919
6.750% due 09/01/2016		100	108

JPMorgan Chase & Co.
6.000% due 01/15/2018		100	114
7.900% due 04/29/2049		900	968

JPMorgan Chase Capital XXI
1.416% due 01/15/2087		300	217

KeyBank N.A.
1.016% due 11/21/2011	EUR	100	132

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		$500	118

Lloyds TSB Bank PLC
5.800% due 01/13/2020		300	315
12.000% due 12/29/2049		300	346

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		400	449

Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	108

Nordea Bank AB
4.875% due 01/27/2020		300	326

Northern Rock Asset Management PLC
5.625% due 06/22/2017		500	531

Pricoa Global Funding I
0.489% due 09/27/2013		100	98
0.575% due 01/30/2012		100	99

Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	111

Qatari Diar Finance QSC
5.000% due 07/21/2020		100	105

Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		2,100	2,116
2.625% due 05/11/2012		800	822
6.990% due 10/29/2049 (a)		200	163

RZD Capital Ltd.
5.739% due 04/03/2017		300	317

SLM Corp.
0.798% due 01/27/2014		200	173

State Bank of India
4.500% due 07/27/2015		1,000	1,053

TNK-BP Finance S.A.
7.250% due 02/02/2020		100	110

UBS AG
5.875% due 12/20/2017		100	113

UBS Preferred Funding Trust V
6.243% due 05/29/2049		700	679

Vnesheconombank Finance Ltd.
6.902% due 07/09/2020		1,100	1,206

Wells Fargo & Co.
7.980% due 03/29/2049		700	740

			32,271

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 7.0%

Alcoa, Inc.
6.150% due 08/15/2020	$300	$309

Altria Group, Inc.
4.125% due 09/11/2015	100	107

Amgen, Inc.
6.900% due 06/01/2038	400	519

AstraZeneca PLC
5.900% due 09/15/2017	100	121

BMW Finance NV
5.250% due 05/21/2012	200	214

Continental Airlines, Inc.
6.750% due 09/15/2015	900	917

Daimler Finance North America LLC
5.750% due 09/08/2011	1,000	1,044
5.875% due 03/15/2011	1,500	1,534

Dell, Inc.
4.700% due 04/15/2013	200	218

Dow Chemical Co.
4.850% due 08/15/2012	300	318

Gazprom Via Gaz Capital S.A.
9.250% due 04/23/2019	200	250

Gerdau Holdings, Inc.
7.000% due 01/20/2020	100	112

HCA, Inc.
8.500% due 04/15/2019	800	896

International Business Machines Corp.
5.700% due 09/14/2017	400	479

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	300	339

Kraft Foods, Inc.
6.125% due 02/01/2018	100	118

Lyondell Chemical Co.
8.000% due 11/01/2017	500	547

Noble Group Ltd.
6.750% due 01/29/2020	100	108

Oracle Corp.
4.950% due 04/15/2013	300	331
5.750% due 04/15/2018	200	238

Petroleos Mexicanos
5.500% due 01/21/2021	300	321

Philip Morris International, Inc.
6.375% due 05/16/2038	100	124

Rohm and Haas Co.
6.000% due 09/15/2017	100	112

Time Warner, Inc.
6.100% due 07/15/2040	600	648

Union Pacific Corp.
5.700% due 08/15/2018	200	234

UnitedHealth Group, Inc.
4.875% due 02/15/2013	100	108

		10,266

UTILITIES 2.3%

AT&T, Inc.
6.300% due 01/15/2038	200	227

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	400	474

Enel Finance International S.A.
6.800% due 09/15/2037	300	340

Majapahit Holding BV
7.750% due 01/20/2020	200	241

50	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NGPL PipeCo LLC
6.514% due 12/15/2012	$100	$106

NRG Energy, Inc.
7.375% due 01/15/2017	1,500	1,541

Verizon Communications, Inc.
5.250% due 04/15/2013	100	110

Verizon Wireless Capital LLC
5.250% due 02/01/2012	300	318

		3,357

Total Corporate Bonds & Notes (Cost $42,793)		45,894

CONVERTIBLE BONDS & NOTES 0.5%

INDUSTRIALS 0.5%

Transocean, Inc.
1.625% due 12/15/2037	700	698

Total Convertible Bonds & Notes (Cost $683)		698

MUNICIPAL BONDS & NOTES 2.6%

ARIZONA 0.7%

University of Arizona Revenue Bonds, Series 2010
6.423% due 08/01/2035	1,000	1,029

CALIFORNIA 1.3%

California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.918% due 04/01/2040	900	976

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	108
7.500% due 04/01/2034	100	109
7.550% due 04/01/2039	100	109

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	400	429

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	200	210

		1,941

ILLINOIS 0.2%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	216

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	100	103

		319

NEBRASKA 0.1%

Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	100	107

NEW JERSEY 0.1%

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	200	199

NORTH CAROLINA 0.1%

North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	100	109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 0.1%

Washington State General Obligation Bonds, (NPFGC Insured), Series 2003
0.000% due 12/01/2020	$200	$142

Total Municipal Bonds & Notes (Cost $3,677)		3,846

U.S. GOVERNMENT AGENCIES 35.4%

Fannie Mae
0.606% due 07/25/2037	348	348
0.636% due 07/25/2037	384	384
0.656% due 09/25/2035	257	257
0.666% due 09/25/2035	475	475
0.976% due 06/25/2037	534	538
0.986% due 06/25/2040	2,572	2,585
0.996% due 03/25/2040	589	594
1.125% due 09/30/2013	100	101
4.000% due 11/01/2040	12,000	12,300
4.500% due 10/01/2040	21,000	21,873
5.000% due 02/25/2017	7	7
5.500% due 02/01/2018 - 10/01/2040	3,648	3,895
6.000% due 10/01/2040	1,000	1,074
6.500% due 10/01/2035 - 10/01/2040	1,259	1,375

Freddie Mac
0.957% due 08/15/2037	467	470
0.967% due 10/15/2037	120	120
0.977% due 05/15/2037 - 09/15/2037	556	559
4.500% due 10/01/2040	1,000	1,040
5.500% due 07/01/2038 - 10/01/2040	2,236	2,372

Ginnie Mae
6.000% due 08/15/2037	733	797

Small Business Administration
4.430% due 05/01/2029	277	303
5.290% due 12/01/2027	78	87
5.490% due 03/01/2028	539	600
6.220% due 12/01/2028	87	99

Total U.S. Government Agencies (Cost $51,838)		52,253

U.S. TREASURY OBLIGATIONS 13.1%

Treasury Inflation Protected Securities (b)
1.750% due 01/15/2028	104	110
2.375% due 01/15/2025	1,620	1,862
2.375% due 01/15/2027	1,189	1,373
3.875% due 04/15/2029	1,326	1,844

U.S. Treasury Notes
1.875% due 06/30/2015	3,200	3,299
1.875% due 08/31/2017	200	200
1.875% due 09/30/2017	100	100
2.125% due 05/31/2015	2,900	3,024
2.375% due 07/31/2017	2,100	2,170
2.500% due 06/30/2017	2,500	2,605
2.750% due 11/30/2016	1,000	1,063
2.750% due 05/31/2017	200	212
3.000% due 02/28/2017	400	430
3.125% due 01/31/2017	100	108
3.125% due 04/30/2017	700	758
3.250% due 12/31/2016	200	218

Total U.S. Treasury Obligations (Cost $18,777)		19,376

MORTGAGE-BACKED SECURITIES 4.5%

Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049	600	620

Bear Stearns Alt-A Trust
0.416% due 02/25/2034	208	160

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037	$8	$8

Countrywide Alternative Loan Trust
0.416% due 02/25/2047	177	113
1.370% due 02/25/2036	110	74

Countrywide Home Loan Mortgage Pass-Through Trust
3.172% due 02/20/2035	130	114
3.466% due 11/25/2034	79	69

Gracechurch Mortgage Financing PLC
0.425% due 11/20/2056	2,185	2,147

Greenpoint Mortgage Funding Trust
0.336% due 01/25/2047	26	24

GS Mortgage Securities Corp. II
0.348% due 03/06/2020	121	118

GSR Mortgage Loan Trust
5.196% due 11/25/2035	58	57
6.000% due 03/25/2037	54	49

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	625
5.420% due 01/15/2049	300	313

JPMorgan Mortgage Trust
5.022% due 02/25/2035	35	35
5.750% due 01/25/2036	50	45

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	28	22

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	51	45

Morgan Stanley Capital I
0.318% due 10/15/2020	32	30
5.809% due 12/12/2049	500	530

Nomura Asset Acceptance Corp.
4.976% due 05/25/2035	89	60

OBP Depositor LLC Trust
4.646% due 07/15/2045	500	542

Residential Accredit Loans, Inc.
1.730% due 09/25/2045	186	112

Structured Asset Mortgage Investments, Inc.
0.386% due 03/25/2037	106	61
0.507% due 07/19/2035	47	44

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	22	20

Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020	149	131

WaMu Mortgage Pass-Through Certificates
0.896% due 12/25/2027	179	161
1.100% due 01/25/2047	63	41
1.370% due 02/25/2046	371	277

Wells Fargo Mortgage-Backed Securities Trust
4.900% due 01/25/2035	68	66

Total Mortgage-Backed Securities (Cost $6,872)		6,713

ASSET-BACKED SECURITIES 0.6%

Asset-Backed Funding Certificates
0.316% due 01/25/2037	6	6

Bear Stearns Asset-Backed Securities Trust
0.346% due 06/25/2047	27	26

BNC Mortgage Loan Trust
0.356% due 05/25/2037	84	76

Citigroup Mortgage Loan Trust, Inc.
0.366% due 08/25/2036	152	139

See Accompanying Notes	Semiannual Report	September 30, 2010	51

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates
0.306% due 07/25/2037	$129	$125
0.306% due 06/25/2047	65	63
0.326% due 06/25/2047	12	12
0.336% due 06/25/2037	33	33
0.336% due 10/25/2047	63	61

Ford Credit Auto Owner Trust
1.210% due 01/15/2012	46	46

GSAMP Trust
0.326% due 12/25/2036	60	41

HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036	81	76

MASTR Asset-Backed Securities Trust
0.306% due 01/25/2037	42	14
0.316% due 11/25/2036	8	7

Morgan Stanley ABS Capital I
0.296% due 01/25/2037	13	13
0.306% due 11/25/2036	10	10

Residential Asset Securities Corp.
0.326% due 02/25/2037	30	30

Securitized Asset-Backed Receivables LLC Trust
0.296% due 01/25/2037	89	85

Soundview Home Equity Loan Trust
0.336% due 06/25/2037	58	51

Specialty Underwriting & Residential Finance
0.316% due 01/25/2038	49	44

Total Asset-Backed Securities (Cost $1,057)		958

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.5%

Brazilian Government International Bond
4.875% due 01/22/2021		$700	$772

Canada Government Bond
2.000% due 12/01/2014	CAD	600	588
2.500% due 09/01/2013		500	499

Export-Import Bank of Korea
5.125% due 06/29/2020		$100	108

Korea Development Bank
4.375% due 08/10/2015		200	212

Total Sovereign Issues (Cost $2,085)			2,179

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%

Wells Fargo & Co.
7.500% due 12/31/2049		600	604

CONSUMER DISCRETIONARY 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032		8,000	63

Total Convertible Preferred Securities (Cost $606)			667

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 35.8%

REPURCHASE AGREEMENTS 0.6%

State Street Bank and Trust Co.
0.010% due 10/01/2010		$843	$843

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $862. Repurchase proceeds are $843.)

JAPAN TREASURY BILLS 4.0%
0.107% due 12/06/2010	JPY	490,000	5,869

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 31.2%
		4,604,507	46,128

Total Short-Term Instruments (Cost $52,774)			52,840

Total Investments 125.5% (Cost $181,162)			$185,424

Written Options (g) (0.2%) (Premiums $407)			(306)

Other Assets and Liabilities (Net) (25.3%)			(37,390)

Net Assets 100.0%			$147,728

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $13,548 at a weighted average interest rate of 0.019%. On September 30, 2010, there were no open reverse repurchase agreements.
(e)	Securities with an aggregate market value of $402 and cash of $100 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	35	$84
90-Day Eurodollar December Futures	Long	12/2011	15	9
90-Day Eurodollar June Futures	Long	06/2011	55	37
90-Day Eurodollar June Futures	Long	06/2012	15	13
90-Day Eurodollar March Futures	Long	03/2011	42	35
90-Day Eurodollar March Futures	Long	03/2012	15	11
90-Day Eurodollar September Futures	Long	09/2011	23	13
U.S. Treasury 5-Year Note December Futures	Long	12/2010	7	9
U.S. Treasury 10-Year Note December Futures	Long	12/2010	73	71

				$282

(f)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.128%	$	1,000	$(6)	$(8)	$2
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.128%		200	(2)	(3)	1
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%		400	(2)	(11)	9
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.136%		600	(1)	0	(1)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.538%		500	(10)	0	(10)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	0.615%		100	1	0	1
MetLife, Inc.	GSC	1.000%	09/20/2015	2.183%		800	(42)	(51)	9
MetLife, Inc.	JPM	1.000%	09/20/2015	2.183%		1,100	(59)	(65)	6

52	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	BCLY	1.000%	09/20/2015	1.180%	$	1,000	$(9)	$(8)	$(1)
Mexico Government International Bond	RBS	1.000%	09/20/2015	1.180%		200	(1)	(2)	1
SLM Corp.	BOA	5.000%	12/20/2010	2.664%		100	1	(10)	11
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		200	3	2	1
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.567%		100	2	1	1
United Kingdom Gilt	MSC	1.000%	06/20/2015	0.610%		200	3	2	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.590%		500	10	3	7

							$(112)	$(150)	$38

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$	1,400	$174	$180	$(6)
CDX.EM-13 Index	DUB	5.000%	06/20/2015		600	74	73	1
CDX.EM-14 Index	BCLY	5.000%	12/20/2015		100	14	13	1
CDX.EM-14 Index	DUB	5.000%	12/20/2015		100	13	13	0
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		300	40	39	1
CDX.HY-14 5-Year Index	BCLY	5.000%	06/20/2015		1,500	(11)	(24)	13
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015		100	(3)	(3)	0
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		386	5	0	5
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		96	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		193	2	0	2
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		200	0	(1)	1
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		100	0	0	0
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015		1,700	(6)	(7)	1
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		500	(2)	(2)	0
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015		100	0	0	0

						$301	$281	$20

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	400	$(3)	$(7)	$4
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		700	5	1	4
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		500	3	1	2
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		900	6	1	5
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		100	1	0	1
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		1,800	17	8	9
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	4	0	4
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		500	2	0	2
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		2,600	12	(1)	13
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		500	4	2	2
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		300	6	0	6
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		500	4	1	3
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		400	11	(3)	14
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	5	0	5
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		100	1	0	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,200	7	1	6
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		2,500	15	8	7
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		400	3	2	1
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		200	2	0	2
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		400	0	0	0
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		400	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		100	1	0	1

See Accompanying Notes	Semiannual Report	September 30, 2010	53

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM	BRL	2,500	$10	$6	$4
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	3	1	2
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		200	2	1	1
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		300	2	0	2
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		1,100	12	2	10
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		1,400	12	7	5
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		300	3	1	2
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		2,000	5	0	5
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		400	3	2	1
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	2	0	2
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		100	1	0	1
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		200	2	0	2
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	2	1	1
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		400	6	3	3
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	100	(1)	0	(1)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		1,300	(5)	1	(6)
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC	$	300	42	13	29
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	800	13	0	13
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	600	2	(5)	7
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		300	1	(2)	3
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		800	2	(7)	9
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		500	2	(4)	6
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI	MXN	4,000	20	0	20
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		1,700	9	0	9
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		7,300	37	0	37

							$293	$34	$259

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	951,100	3-Month USD-LIBOR less a specified spread	$	52,234	03/31/2011	CSFB	$0
Pay	iShares MSCI EAFE Index	1,799,330	3-Month USD-LIBOR less a specified spread		89,585	12/31/2010	JPM	(8,977)
Receive	iShares MSCI EAFE Index	3,430,657	3-Month USD-LIBOR less a specified spread		166,272	12/31/2010	JPM	21,956
Receive	iShares MSCI EAFE Index	87,572	3-Month USD-LIBOR plus a specified spread		4,700	01/31/2011	JPM	106

								$13,085

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(g)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.000	11/26/2010	4	$2	$3
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.500	11/26/2010	5	1	2
Call - CME S&P 500 Index October Futures	1,155.000	10/15/2010	3	6	7
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	9	5	1
Put - CME S&P 500 Index October Futures	1,070.000	10/15/2010	3	9	3

				$23	$16

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	$	200	$3	$1
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,100	19	11
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	01/24/2011		1,700	17	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		400	1	1
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		400	1	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		400	6	2
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,700	25	15
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,500	13	10
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		400	1	1
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		1,500	4	8
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		1,500	7	0

54	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	1,800	$20	$10
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		200	1	1
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		1,000	5	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		1,700	2	3
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		200	3	1
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,200	13	6
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		4,500	31	1
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		200	3	1
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		300	1	1
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		300	1	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,400	36	18
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		2,000	4	4
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		2,000	7	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,300	9	76
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,300	10	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		400	2	0
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		100	1	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		1,700	13	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		500	7	3
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,800	25	15
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		6,500	52	44

								$343	$234

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$	200	$1	$1
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010		200	1	1

							$2	$2

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$	1,300	$11	$16
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020		2,700	24	34
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020		300	4	4

							$39	$54

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	66	$29,600	$241
Sales	90	48,200	472
Closing Buys	(129)	(26,200)	(283)
Expirations	(3)	(700)	(23)
Exercised	0	0	0

Balance at 09/30/2010	24	$50,900	$407

(h)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2	10/2010	BOA	$0	$0	$0
Buy		200	10/2010	CSFB	6	0	6
Buy		223	10/2010	MSC	18	0	18
Buy		144	10/2010	RBS	11	0	11
Buy		40	10/2010	UBS	0	0	0
Buy	BRL	1,797	10/2010	HSBC	62	0	62
Sell		6,011	10/2010	HSBC	0	(159)	(159)
Buy		1,183	10/2010	JPM	41	0	41
Buy		887	10/2010	MSC	25	0	25
Buy		177	10/2010	RBC	4	0	4
Buy		1,966	10/2010	RBS	62	0	62
Buy		6,011	12/2010	HSBC	161	0	161

See Accompanying Notes	Semiannual Report	September 30, 2010	55

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	103	10/2010	BNP	$0	$0	$0
Sell		103	10/2010	CITI	0	0	0
Buy		103	11/2010	BNP	0	0	0
Buy		103	11/2010	CITI	0	0	0
Buy		103	11/2010	CSFB	0	0	0
Sell		350	11/2010	DUB	2	0	2
Sell		1,005	11/2010	RBC	0	(15)	(15)
Sell		164	11/2010	RBS	1	0	1
Buy	CHF	157	11/2010	CITI	5	0	5
Buy	CNY	5,487	11/2010	BCLY	13	0	13
Buy		66	11/2010	CITI	0	0	0
Buy		165	11/2010	DUB	0	0	0
Buy		66	11/2010	MSC	0	0	0
Sell	EUR	1,970	10/2010	UBS	0	(142)	(142)
Buy		1,422	11/2010	DUB	117	0	117
Buy	GBP	100	10/2010	CITI	0	(1)	(1)
Sell		300	10/2010	CITI	0	(1)	(1)
Buy		200	10/2010	HSBC	0	(2)	(2)
Buy		300	12/2010	CITI	1	0	1
Buy		100	12/2010	RBS	0	(1)	(1)
Sell		24	12/2010	UBS	0	0	0
Sell	IDR	242,529	10/2010	BCLY	0	0	0
Buy		101,700	10/2010	BOA	1	0	1
Buy		504,496	10/2010	CITI	7	0	7
Sell		248,600	10/2010	CITI	0	0	0
Sell		316,100	10/2010	HSBC	0	0	0
Buy		101,700	10/2010	RBS	1	0	1
Buy		99,333	10/2010	UBS	1	0	1
Buy		390,920	11/2010	BCLY	4	0	4
Buy		389,200	11/2010	CITI	4	0	4
Buy		146,255	11/2010	DUB	1	0	1
Buy		295,200	11/2010	HSBC	2	0	2
Buy		901,500	11/2010	JPM	1	0	1
Buy		367,720	04/2011	CITI	0	0	0
Buy		522,729	07/2011	BCLY	0	0	0
Buy		534,700	07/2011	CITI	1	0	1
Buy		785,300	07/2011	HSBC	1	0	1
Buy	INR	4,523	11/2010	BCLY	0	0	0
Sell	JPY	65,938	11/2010	MSC	0	(7)	(7)
Sell		490,000	12/2010	CSFB	0	(64)	(64)
Buy	KRW	37,527	11/2010	BCLY	1	0	1
Buy		49,266	11/2010	BOA	1	0	1
Buy		67,048	11/2010	CITI	1	0	1
Sell		212,300	11/2010	CITI	0	(14)	(14)
Buy		11,626	11/2010	DUB	0	0	0
Buy		11,730	11/2010	GSC	0	0	0
Buy		118,293	11/2010	JPM	1	(1)	0
Sell		85,900	11/2010	JPM	0	(6)	(6)
Buy		86,122	11/2010	MSC	2	0	2
Buy		116,150	11/2010	RBS	2	0	2
Buy		229,020	01/2011	MSC	1	(1)	0
Buy	MXN	3,888	02/2011	BCLY	3	0	3
Buy		2,540	02/2011	MSC	0	(1)	(1)
Buy	MYR	229	10/2010	BCLY	7	0	7
Sell		50	10/2010	BCLY	0	0	0
Buy		31	10/2010	CITI	1	0	1
Buy		67	10/2010	DUB	1	0	1
Buy		50	02/2011	BCLY	0	0	0
Buy	PHP	8,808	11/2010	CITI	0	0	0
Buy	SGD	132	03/2011	CITI	1	0	1
Buy	TRY	302	01/2011	HSBC	5	0	5
Buy	TWD	1,269	10/2010	BCLY	0	(1)	(1)
Buy		92	10/2010	CITI	0	0	0
Buy		1,054	10/2010	DUB	0	0	0
Buy		216	01/2011	DUB	0	0	0
Buy		133	01/2011	JPM	0	0	0
Buy		203	01/2011	MSC	0	0	0
Buy		110	01/2011	UBS	0	0	0
Buy	ZAR	362	10/2010	BCLY	2	0	2
Buy		733	10/2010	HSBC	5	0	5
Buy		728	01/2011	BCLY	3	0	3
Buy		760	09/2011	BCLY	3	0	3

					$593	$(416)	$177

56	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$32,271	$0	$32,271
Industrials	0	10,266	0	10,266
Utilities	0	3,357	0	3,357
Convertible Bonds & Notes
Industrials	0	698	0	698
Municipal Bonds & Notes
Arizona	0	1,029	0	1,029
California	0	1,941	0	1,941
Illinois	0	319	0	319
Nebraska	0	107	0	107
New Jersey	0	199	0	199
North Carolina	0	109	0	109
Washington	0	142	0	142
U.S. Government Agencies	0	52,253	0	52,253
U.S. Treasury Obligations	0	19,376	0	19,376
Mortgage-Backed Securities	0	6,713	0	6,713
Asset-Backed Securities	0	958	0	958
Sovereign Issues	0	2,179	0	2,179
Convertible Preferred Securities
Banking & Finance	604	0	0	604
Consumer Discretionary	0	63	0	63
Short-Term Instruments
Repurchase Agreements	0	843	0	843

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Japan Treasury Bills	$0	$5,869	$0	$5,869
PIMCO Short-Term Floating NAV Portfolio	46,128	0	0	46,128
Investments, at value	$46,732	$138,692	$0	$185,424

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	76	0	76
Equity Contracts	0	22,062	0	22,062
Foreign Exchange Contracts	0	593	0	593
Interest Rate Contracts	282	266	0	548
	$282	$22,997	$0	$23,279

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(18)	(2)	(20)
Equity Contracts	(10)	(8,977)	0	(8,987)
Foreign Exchange Contracts	0	(416)	0	(416)
Interest Rate Contracts	0	(247)	(54)	(301)
	$(10)	$(9,658)	$(56)	$(9,724)

Totals	$47,004	$152,031	$(56)	$198,979

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$0	$(2)	$0	$0	$0	$0	$0	$(2)	$0
Interest Rate Contracts	(11)	0	(28)	0	0	(15)	0	0	(54)	(15)

	$(11)	$0	$(30)	$0	$0	$(15)	$0	$0	$(56)	$(15)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes	Semiannual Report	September 30, 2010	57

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)	(Unaudited) September 30, 2010

(j)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$1	$0	$0	$0	$0	$1
Unrealized appreciation on foreign currency contracts	0	593	0	0	0	593
Unrealized appreciation on swap agreements	266	0	76	22,062	0	22,404

	$267	$593	$76	$22,062	$0	$22,998

Liabilities:
Written options outstanding	$294	$0	$2	$10	$0	$306
Variation margin payable (2)	10	0	0	0	0	10
Unrealized depreciation on foreign currency contracts	0	416	0	0	0	416
Unrealized depreciation on swap agreements	7	0	18	8,977	0	9,002

	$311	$416	$20	$8,987	$0	$9,734

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$1,419	$7	$59	$(5,601)	$0	$(4,116)
Net realized gain on foreign currency transactions	0	121	0	0	0	121

	$1,419	$128	$59	$(5,601)	$0	$(3,995)

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$209	$0	$34	$12,797	$0	$13,040
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	108	0	0	0	108

	$209	$108	$34	$12,797	$0	$13,148

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $282 as reported in the Notes to Schedule of Investments.

58	PIMCO Funds	See Accompanying Notes

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

Georgia-Pacific Corp.
2.289% due 12/20/2012		$49	$48
2.299% due 12/23/2012		387	386

Total Bank Loan Obligations (Cost $436)			434

CORPORATE BONDS & NOTES 30.8%

BANKING & FINANCE 21.2%

American Express Co.
6.150% due 08/28/2017		1,200	1,384

American International Group, Inc.
4.950% due 03/20/2012		700	731
5.850% due 01/16/2018		3,000	3,120

Bank of America Corp.
5.650% due 05/01/2018		400	424

Barclays Bank PLC
6.050% due 12/04/2017		1,600	1,738
7.434% due 09/29/2049		600	618
10.179% due 06/12/2021		1,040	1,389

Capital One Financial Corp.
6.750% due 09/15/2017		1,600	1,926

Cie de Financement Foncier
2.500% due 09/16/2015		3,600	3,626

Citigroup, Inc.
2.384% due 08/13/2013		1,200	1,209

Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	2,500	3,699

Ford Motor Credit Co. LLC
7.800% due 06/01/2012		$900	958

Fortis Bank Nederland NV
1.249% due 06/10/2011	EUR	500	681

General Electric Capital Corp.
6.375% due 11/15/2067		$200	201
6.500% due 09/15/2067	GBP	100	147

Goldman Sachs Group, Inc.
0.740% due 03/22/2016		$400	370

HSBC Bank USA N.A.
4.875% due 08/24/2020		2,300	2,404

International Lease Finance Corp.
7.125% due 09/01/2018		3,500	3,789

Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017 (a)		1,800	2
6.875% due 05/02/2018 (a)		200	48

Lloyds TSB Bank PLC
1.031% due 06/09/2011	EUR	300	410
12.000% due 12/29/2049		$2,400	2,771

Merrill Lynch & Co., Inc.
0.986% due 01/15/2015		3,900	3,698
6.050% due 08/15/2012		400	429

Principal Life Income Funding Trusts
5.300% due 04/24/2013		200	217

Royal Bank of Scotland Group PLC
5.625% due 08/24/2020		5,900	6,197
7.640% due 03/29/2049 (a)		1,900	1,420

SMFG Preferred Capital GBP 2 Ltd.
10.231% due 07/29/2049	GBP	1,600	2,917

UBS AG
5.875% due 12/20/2017		$2,600	2,946

Wachovia Mortgage FSB
0.390% due 03/22/2011		1,100	1,100

			50,569

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 7.2%

Altria Group, Inc.
9.250% due 08/06/2019	$1,800	$2,417

America Movil SAB de C.V.
6.125% due 03/30/2040	1,400	1,565

Gazprom Via Gaz Capital S.A.
8.146% due 04/11/2018	3,100	3,642

Goodrich Corp.
6.290% due 07/01/2016	2,100	2,512

Loews Corp.
5.250% due 03/15/2016	2,800	3,155

Nabors Industries, Inc.
6.150% due 02/15/2018	2,000	2,229

Steel Dynamics, Inc.
7.375% due 11/01/2012	1,700	1,825

		17,345

UTILITIES 2.4%

British Telecommunications PLC
9.375% due 12/15/2010	2,300	2,336

Embarq Corp.
6.738% due 06/01/2013	2,000	2,192

Sprint Capital Corp.
7.625% due 01/30/2011	1,100	1,121

		5,649

Total Corporate Bonds & Notes (Cost $70,206)		73,563

MUNICIPAL BONDS & NOTES 0.9%

CALIFORNIA 0.6%

California State Palomar Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	100	103

California State Public Works Board Revenue Bonds, Series 2010
7.804% due 03/01/2035	1,300	1,385

		1,488

OHIO 0.2%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	513

TEXAS 0.1%

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	200	206

Total Municipal Bonds & Notes (Cost $2,271)		2,207

U.S. GOVERNMENT AGENCIES 46.6%

Fannie Mae
0.376% due 03/25/2034	19	19
0.386% due 03/25/2036	1,045	971
0.606% due 09/25/2042	468	468
1.625% due 11/25/2023	150	151
1.781% due 04/25/2024	124	127
2.156% due 08/01/2035	414	425
2.567% due 09/01/2035	523	535
2.636% due 07/01/2032	24	25
2.661% due 10/01/2035	395	413
2.681% due 08/01/2036	531	558
2.687% due 02/01/2035	178	187
2.738% due 09/01/2031	2	2
2.753% due 11/01/2034	502	527

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.788% due 03/01/2036	$1,266	$1,333
2.944% due 07/01/2035	692	727
3.066% due 10/01/2035	292	307
3.092% due 10/01/2035	269	276
3.500% due 10/01/2025	2,000	2,063
4.000% due 09/01/2040 - 12/01/2040	48,000	49,276
4.500% due 09/25/2020 - 10/01/2040	41,337	43,041
4.812% due 02/01/2034	288	303
5.500% due 02/01/2024 - 10/01/2040	4,718	5,023
6.000% due 09/01/2017	26	28
7.500% due 12/01/2014	39	40

Freddie Mac
0.457% due 10/15/2020	414	414
1.586% due 10/25/2044	137	143
1.786% due 07/25/2044	662	664
2.786% due 09/01/2035	110	115
5.500% due 03/15/2017 - 08/15/2030	77	79

Ginnie Mae
0.657% due 03/16/2032	27	27
3.125% due 11/20/2024	72	75
5.500% due 09/15/2035 - 10/01/2040	802	863

Small Business Administration
5.680% due 06/01/2028	1,972	2,229

Total U.S. Government Agencies (Cost $110,807)		111,434

U.S. TREASURY OBLIGATIONS 31.7%

Treasury Inflation Protected Securities (d)
1.250% due 07/15/2020 (f)	9,897	10,401
2.125% due 02/15/2040	2,219	2,479

U.S. Treasury Bonds
3.500% due 02/15/2039	400	387
3.875% due 08/15/2040	2,000	2,067
4.375% due 02/15/2038	300	338
4.375% due 05/15/2040	700	786
4.500% due 02/15/2036	2,700	3,104
4.500% due 08/15/2039	900	1,030
4.625% due 02/15/2040	1,400	1,636
5.500% due 08/15/2028	500	649
6.250% due 08/15/2023	500	677
7.250% due 08/15/2022	900	1,305
7.500% due 11/15/2024	1,000	1,516
7.875% due 02/15/2021 (h)	2,500	3,705
8.125% due 05/15/2021 (f)	6,800	10,271
8.500% due 02/15/2020	2,400	3,623
8.750% due 08/15/2020	3,200	4,946

U.S. Treasury Notes
2.375% due 08/31/2014	100	106
2.375% due 07/31/2017 (f)(h)	2,100	2,170
2.750% due 11/30/2016 (f)(h)	7,400	7,866
2.750% due 05/31/2017	1,200	1,270
3.000% due 08/31/2016	2,000	2,158
3.125% due 10/31/2016	5,200	5,646
3.125% due 04/30/2017	200	217
3.250% due 05/31/2016	5,400	5,914
3.375% due 11/15/2019	100	108
3.625% due 08/15/2019	1,200	1,320

Total U.S. Treasury Obligations (Cost $72,288)		75,695

MORTGAGE-BACKED SECURITIES 12.5%

American General Mortgage Loan Trust
5.150% due 03/25/2058	1,708	1,758

American Home Mortgage Assets
0.446% due 05/25/2046	1,708	921
0.466% due 10/25/2046	625	320

See Accompanying Notes	Semiannual Report	September 30, 2010	59

Schedule of Investments  PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	2,200	$2,995

Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049		$690	725

Banc of America Funding Corp.
5.939% due 01/20/2047		133	98

Banc of America Mortgage Securities, Inc.
0.706% due 01/25/2034		73	72

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035		345	328
5.347% due 05/25/2047		1,752	1,347

Bear Stearns Alt-A Trust
2.848% due 05/25/2035		337	265
2.984% due 09/25/2035		406	309
4.805% due 08/25/2036		873	226

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036		394	273

Citigroup Commercial Mortgage Trust
5.887% due 12/10/2049		274	294

Citigroup Mortgage Loan Trust, Inc.
2.560% due 08/25/2035		413	386
2.650% due 12/25/2035		952	919
5.864% due 09/25/2037		1,684	1,235

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		950	1,035
5.886% due 11/15/2044		500	541

Countrywide Alternative Loan Trust
0.452% due 12/20/2046		1,869	928
0.467% due 03/20/2046		1,307	741
0.467% due 07/20/2046		1,821	840
3.834% due 06/25/2037		2,247	1,405

Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 04/25/2035		261	167
0.576% due 03/25/2035		198	126

Credit Suisse First Boston Mortgage Securities Corp.
2.503% due 06/25/2033		191	185

Downey Savings & Loan Association Mortgage Loan Trust
0.517% due 08/19/2045		974	643
2.483% due 07/19/2044		85	63

First Horizon Alternative Mortgage Securities
2.606% due 03/25/2035		195	135

First Horizon Asset Securities, Inc.
2.923% due 08/25/2035		85	82

First Republic Mortgage Loan Trust
0.607% due 11/15/2031		96	87

Greenpoint Mortgage Funding Trust
0.436% due 01/25/2037		1,490	901

GSR Mortgage Loan Trust
2.923% due 09/25/2035		315	302

GSRPM Mortgage Loan Trust
0.956% due 01/25/2032		7	7

Harborview Mortgage Loan Trust
0.497% due 03/19/2036		1,145	669

Homebanc Mortgage Trust
5.776% due 04/25/2037		900	545

Indymac Index Mortgage Loan Trust
0.556% due 06/25/2037		557	214
2.767% due 12/25/2034		52	39

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		210	221

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Mortgage Trust
5.022% due 02/25/2035		$245	$248

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036		222	173

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035		47	40
1.259% due 10/25/2035		67	57

Morgan Stanley Capital I
0.318% due 10/15/2020		938	868
6.075% due 06/11/2049		100	107

Residential Accredit Loans, Inc.
0.466% due 04/25/2046		1,492	632
0.656% due 03/25/2033		97	87

Residential Asset Securitization Trust
0.606% due 10/25/2018		1,123	1,020
0.656% due 05/25/2033		120	104

Structured Adjustable Rate Mortgage Loan Trust
1.752% due 01/25/2035		255	141

Structured Asset Mortgage Investments, Inc.
0.507% due 07/19/2035		301	263
0.536% due 02/25/2036		670	415

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)		508	28
0.566% due 01/25/2045		170	143
0.576% due 01/25/2045		173	142
1.070% due 03/25/2047		917	575
5.241% due 02/25/2037		242	183

Wells Fargo Mortgage-Backed Securities Trust
2.883% due 12/25/2034		360	353
2.889% due 07/25/2035		369	369
2.955% due 05/25/2035		176	170
3.424% due 04/25/2036		963	917
4.500% due 11/25/2018		596	607

Total Mortgage-Backed Securities (Cost $33,843)			29,989

ASSET-BACKED SECURITIES 2.1%

Access Group, Inc.
1.798% due 10/27/2025		2,073	2,126

Aurum CLO 2002-1 Ltd.
0.956% due 04/15/2014		510	500

Bear Stearns Asset-Backed Securities Trust
3.502% due 10/25/2036		1,384	1,046

GE-WMC Mortgage Securities LLC
0.296% due 08/25/2036		17	7

GSAMP Trust
0.346% due 11/25/2035		88	11

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		185	158

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	500	684

Structured Asset Securities Corp.
1.756% due 04/25/2035		$544	406

Total Asset-Backed Securities (Cost $5,450)			4,938

SOVEREIGN ISSUES 4.1%

Australia Government Bond
4.750% due 06/15/2016	AUD	5,600	5,372
6.000% due 02/15/2017		2,100	2,150

Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	928

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Qatar Government International Bond
4.000% due 01/20/2015	$1,200	$1,272

Total Sovereign Issues (Cost $8,960)		9,722

	SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Fannie Mae
8.250% due 12/31/2049	13,000	6

Total Preferred Securities (Cost $325)		6

EXCHANGE-TRADED FUNDS 4.0%

iShares MSCI EAFE Index Fund	172,236	9,459

Total Exchange-Traded Funds (Cost $10,076)		9,459

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.8%

REPURCHASE AGREEMENTS 0.4%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$960	960

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $980. Repurchase proceeds are $960.)

U.S. TREASURY BILLS 0.3%
0.192% due 01/13/2011 - 01/20/2011 (c)(f)	610	610

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 7.1%
	1,705,426	17,085

Total Short-Term Instruments (Cost $18,655)		18,655

Total Investments 140.7% (Cost $333,317)		$336,102

Written Options (j) (0.4%) (Premiums $504)		(859)

Other Assets and Liabilities (Net) (40.3%)		(96,362)

Net Assets 100.0%		$238,881

60	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $10,597 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $8,453 at a weighted average interest rate of 0.189%. On September 30, 2010, there were no open reverse repurchase agreements.
(h)	Securities with an aggregate market value of $455 and cash of $3 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Euro-Bund 10-Year Bond December Futures	Long	12/2010	20	$(7)

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Capital One Financial Corp.	DUB	(1.000%	)	09/20/2017	1.078%	$	1,600	$8	$25	$(17)
Embarq Corp.	BCLY	(1.000%	)	06/20/2013	1.211%		300	1	(6)	7
Embarq Corp.	BOA	(1.370%	)	03/20/2014	1.468%		100	0	0	0
Embarq Corp.	DUB	(1.250%	)	03/20/2014	1.468%		300	2	0	2
Embarq Corp.	DUB	(1.270%	)	03/20/2014	1.468%		600	4	0	4
Embarq Corp.	DUB	(1.425%	)	03/20/2014	1.468%		500	0	0	0
Embarq Corp.	MSC	(1.300%	)	03/20/2014	1.468%		200	1	0	1
Goodrich Corp.	DUB	(0.510%	)	09/20/2016	0.537%		2,100	3	0	3
JPMorgan Chase & Co.	DUB	(2.750%	)	03/20/2014	0.923%		1,000	(63)	0	(63)
Loews Corp.	JPM	(0.280%	)	03/20/2016	1.099%		2,300	97	0	97
Nabors Industries, Inc.	CITI	(1.050%	)	03/20/2018	1.648%		2,000	78	0	78

								$131	$19	$112

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Group, Inc.	BCLY	1.000%	03/20/2012	1.106%	$	500	$0	$0	$0
Goldman Sachs Group, Inc.	DUB	1.000%	03/20/2011	0.936%		500	0	1	(1)
Russia Government International Bond	CITI	1.000%	12/20/2010	0.606%		900	0	0	0
Russia Government International Bond	GSC	1.000%	12/20/2010	0.606%		1,400	2	1	1

							$2	$2	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-5 7-Year Index 10-15%	MSC	(0.143%	)	12/20/2012	$	7,800	$123	$0	$123
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017		1,355	50	18	32
CDX.IG-9 10-Year Index	GSC	(0.800%	)	12/20/2017		3,001	110	50	60
CDX.IG-9 10-Year Index	MSC	(0.800%	)	12/20/2017		2,033	75	50	25
CDX.IG-9 10-Year Index	RBS	(0.800%	)	12/20/2017		871	32	13	19
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051		4,300	288	645	(357)

							$678	$776	$(98)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-5 10-Year Index 10-15%	MSC	0.463%	12/20/2015	$	5,600	$(640)	$0	$(640)
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016		2,506	(105)	(200)	95

						$(745)	$(200)	$(545)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	Semiannual Report	September 30, 2010	61

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.670%	01/02/2012	MSC	BRL	2,200	$38	$16	$22
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		17,800	96	81	15
Pay	1-Year BRL-CDI	11.820%	01/02/2014	JPM		2,500	1	3	(2)
Pay	1-Year BRL-CDI	11.860%	01/02/2014	MLP		12,200	12	7	5
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		1,300	3	4	(1)
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GSC		10,700	62	(6)	68
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		1,700	10	0	10
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		5,700	48	13	35

							$270	$118	$152

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	1,995,000	3-Month USD-LIBOR less a specified spread	$ 109,565	03/31/2011	CSFB	$0
Receive	iShares MSCI EAFE Index	1,140,000	3-Month USD-LIBOR less a specified spread	53,021	12/31/2010	DUB	9,532
Pay	iShares MSCI EAFE Index	1,272,933	3-Month USD-LIBOR less a specified spread	59,204	12/31/2010	JPM	(9,884)
Receive	iShares MSCI EAFE Index	2,289,436	3-Month USD-LIBOR less a specified spread	106,482	12/31/2010	JPM	19,128
Receive	iShares MSCI EAFE Index	151,688	3-Month USD-LIBOR plus a specified spread	8,141	01/31/2011	JPM	183

							$18,959

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME S&P 500 Index October Futures	$1,155.000	10/15/2010	7	$14	$16
Put - CME S&P 500 Index October Futures	1,070.000	10/15/2010	7	20	6

				$34	$22

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$ 2,000	$18	$11
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	100	1	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,100	3	65
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,100	9	0
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,400	33	18
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	600	4	4
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,900	44	21
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	500	3	3
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	01/24/2011	10,300	63	580
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	01/24/2011	5,200	50	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	3,200	33	21
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	600	6	3
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,400	32	18
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	2,900	18	1
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	600	4	4
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	3,000	29	20
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	200	1	0
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,300	17	16

							$368	$785

62	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-14 5-Year Index	BNP	Buy	0.900%	12/15/2010	$	10,200	$31	$16
Put - OTC CDX.IG-14 5-Year Index	BNP	Sell	1.500%	12/15/2010		10,200	31	14
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010		5,500	16	12
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		5,500	18	7
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	12/15/2010		900	3	2
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	12/15/2010		900	3	1

							$102	$52

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	322	$71,100	EUR	10,200	$948
Sales	322	142,800		0	1,322
Closing Buys	(30)	(53,200)		0	(467)
Expirations	(600)	(75,500)		(10,200)	(1,257)
Exercised	0	(7,600)		0	(42)

Balance at 09/30/2010	14	$77,600	EUR	0	$504

(k)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	10/01/2025	$5,000	$5,375	$5,382
Fannie Mae	5.500%	10/01/2040	5,000	5,353	5,316
Fannie Mae	6.000%	10/01/2040	29,000	31,095	31,161
Freddie Mac	5.500%	10/01/2040	6,000	6,370	6,365
Ginnie Mae	5.500%	10/01/2040	650	701	699
Ginnie Mae	5.500%	11/01/2040	2,650	2,844	2,844

				$51,738	$51,767

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	360	10/2010	BCLY	$5	$0	$5
Sell		2,687	10/2010	BCLY	0	(205)	(205)
Sell		3,031	10/2010	BOA	0	(228)	(228)
Buy		560	10/2010	CITI	22	0	22
Sell		290	10/2010	CITI	0	(1)	(1)
Buy		280	10/2010	CSFB	17	0	17
Sell		360	10/2010	CSFB	0	(26)	(26)
Buy		510	10/2010	DUB	0	(1)	(1)
Sell		26,973	10/2010	DUB	0	(2,133)	(2,133)
Buy		5,281	10/2010	JPM	180	(1)	179
Sell		400	10/2010	JPM	0	(31)	(31)
Buy		270	10/2010	MSC	22	0	22
Sell		2,400	10/2010	MSC	0	(175)	(175)
Buy		270	10/2010	RBS	20	0	20
Sell		2,235	10/2010	UBS	0	(84)	(84)
Sell	BRL	777	10/2010	BOA	0	(27)	(27)
Buy		927	10/2010	HSBC	25	0	25
Sell		150	10/2010	JPM	0	(5)	(5)
Sell		927	12/2010	HSBC	0	(25)	(25)
Sell	CAD	11	11/2010	DUB	0	0	0
Sell		32	11/2010	RBC	0	0	0
Sell		5	11/2010	RBS	0	0	0
Sell	CHF	310	10/2010	CITI	0	0	0
Buy		310	10/2010	JPM	0	(2)	(2)
Buy		410	11/2010	BCLY	6	0	6
Buy		310	11/2010	CITI	0	0	0
Sell		24,384	11/2010	CITI	0	(756)	(756)
Buy		540	11/2010	DUB	0	(3)	(3)
Buy	CLP	8,500	01/2011	JPM	0	0	0
Buy	CNY	239	11/2010	BCLY	0	0	0
Sell		8,318	11/2010	BCLY	0	(9)	(9)
Buy		17,237	11/2010	BOA	0	(5)	(5)
Sell		2,759	11/2010	BOA	0	(3)	(3)

See Accompanying Notes	Semiannual Report	September 30, 2010	63

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CNY	5,386	11/2010	CITI	$0	$(5)	$(5)
Buy		3,307	11/2010	DUB	0	(2)	(2)
Sell		6,729	11/2010	DUB	0	(8)	(8)
Buy		6,095	11/2010	GSC	0	(5)	(5)
Buy		3,314	11/2010	JPM	0	(1)	(1)
Sell		7,671	11/2010	JPM	0	(8)	(8)
Buy		3,315	11/2010	MSC	0	(1)	(1)
Sell		2,643	11/2010	UBS	0	(4)	(4)
Buy		1,343	04/2011	CITI	1	0	1
Buy		1,607	04/2011	JPM	1	0	1
Buy		3,318	06/2011	HSBC	5	0	5
Buy		751	09/2011	BOA	2	0	2
Buy		936	09/2011	CITI	2	0	2
Buy		583	09/2011	RBS	1	0	1
Buy		1,399	09/2011	UBS	3	0	3
Buy		1,940	11/2011	DUB	4	0	4
Buy		5,836	02/2012	BCLY	0	(10)	(10)
Buy		2,647	02/2012	BOA	0	(4)	(4)
Buy		7,490	02/2012	CITI	0	(13)	(13)
Buy		6,456	02/2012	DUB	0	(11)	(11)
Buy		7,361	02/2012	JPM	0	(13)	(13)
Buy		2,643	02/2012	UBS	0	(5)	(5)
Sell	DKK	15,041	11/2010	RBS	0	(110)	(110)
Buy	EUR	21,020	10/2010	BCLY	352	0	352
Sell		63,454	10/2010	BCLY	0	(5,603)	(5,603)
Sell		1,000	10/2010	BOA	0	(73)	(73)
Buy		1,100	10/2010	CITI	68	0	68
Sell		17,623	10/2010	CITI	0	(1,549)	(1,549)
Sell		238	10/2010	CSFB	0	(20)	(20)
Buy		2,210	10/2010	DUB	0	0	0
Buy		8,403	10/2010	HSBC	39	0	39
Buy		12,901	10/2010	JPM	937	0	937
Sell		2,000	10/2010	JPM	0	(194)	(194)
Buy		1,483	10/2010	MSC	137	0	137
Buy		9,280	10/2010	RBC	14	0	14
Buy		16,806	10/2010	RBS	21	0	21
Sell		1,095	10/2010	UBS	0	(79)	(79)
Sell		17,123	11/2010	BCLY	0	(79)	(79)
Buy		1,270	11/2010	CITI	3	0	3
Sell		8,403	11/2010	HSBC	0	(38)	(38)
Sell		10,303	11/2010	MSC	21	0	21
Sell		9,280	11/2010	RBC	0	(12)	(12)
Sell		16,806	11/2010	RBS	0	(18)	(18)
Buy	GBP	550	10/2010	CITI	5	0	5
Sell		660	10/2010	CITI	0	(2)	(2)
Buy		660	10/2010	JPM	0	(5)	(5)
Buy		1,150	10/2010	MSC	0	(4)	(4)
Sell		40,772	10/2010	RBS	4	(644)	(640)
Buy		850	12/2010	BCLY	7	0	7
Buy		660	12/2010	CITI	2	0	2
Buy		550	12/2010	RBS	0	(4)	(4)
Sell	HKD	10,759	10/2010	BOA	0	(4)	(4)
Sell		11,113	10/2010	CITI	0	(4)	(4)
Sell		2,080	10/2010	HSBC	0	0	0
Sell		21,672	10/2010	JPM	0	(9)	(9)
Sell	ILS	7,379	11/2010	BCLY	0	(114)	(114)
Buy	INR	4,792	01/2011	BCLY	3	0	3
Buy		23,740	01/2011	HSBC	15	0	15
Buy		8,597	01/2011	MSC	5	0	5
Buy	JPY	66,000	10/2010	CITI	19	0	19
Sell		78,000	10/2010	CITI	0	0	0
Buy		36,000	10/2010	DUB	0	0	0
Buy		78,000	10/2010	JPM	2	0	2
Sell		66,000	10/2010	RBS	0	(1)	(1)
Buy		793,083	11/2010	CSFB	63	0	63
Sell		5,868,263	11/2010	MSC	0	(585)	(585)
Buy		102,000	12/2010	BCLY	23	0	23
Buy		78,000	12/2010	CITI	1	0	1
Buy		100,000	12/2010	DUB	1	0	1
Buy		66,000	12/2010	RBS	1	0	1
Buy	KRW	686,578	11/2010	BCLY	29	0	29
Sell		240,282	11/2010	BCLY	0	(8)	(8)
Buy		69,798	11/2010	BNP	1	0	1
Buy		278,951	11/2010	BOA	6	0	6
Buy		1,213,021	11/2010	CITI	33	0	33

64	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	KRW	234,521	11/2010	CITI	$0	$(7)	$(7)
Buy		232,610	11/2010	DUB	4	0	4
Buy		58,650	11/2010	GSC	1	0	1
Buy		11,629	11/2010	HSBC	0	0	0
Buy		357,834	11/2010	JPM	3	0	3
Buy		241,731	11/2010	MSC	2	0	2
Buy		224,478	11/2010	RBS	11	0	11
Sell		588,427	11/2010	RBS	0	(17)	(17)
Buy		695,632	11/2010	UBS	0	(4)	(4)
Buy	MXN	179	02/2011	BCLY	0	0	0
Buy	MYR	10	10/2010	CITI	0	0	0
Buy		6	10/2010	DUB	0	0	0
Sell	NOK	11,709	11/2010	CITI	0	(72)	(72)
Sell	NZD	384	10/2010	JPM	0	(3)	(3)
Sell	SEK	55,072	11/2010	CITI	0	(364)	(364)
Sell	SGD	563	11/2010	BCLY	0	(8)	(8)
Buy		370	11/2010	BOA	1	0	1
Sell		3,654	03/2011	CITI	0	(54)	(54)

					$2,150	$(13,498)	$(11,348)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$434	$0	$434
Corporate Bonds & Notes
Banking & Finance	0	50,569	0	50,569
Industrials	0	17,345	0	17,345
Utilities	0	5,649	0	5,649
Municipal Bonds & Notes
California	0	1,488	0	1,488
Ohio	0	513	0	513
Texas	0	206	0	206
U.S. Government Agencies	0	111,434	0	111,434
U.S. Treasury Obligations	0	75,695	0	75,695
Mortgage-Backed Securities	0	26,966	3,023	29,989
Asset-Backed Securities	0	4,938	0	4,938
Sovereign Issues	0	9,722	0	9,722
Preferred Securities
Banking & Finance	6	0	0	6
Exchange-Traded Funds	9,459	0	0	9,459
Short-Term Instruments
Repurchase Agreements	0	960	0	960
U.S. Treasury Bills	0	610	0	610

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
PIMCO Short-Term Floating NAV Portfolio	$17,085	$0	$0	$17,085
Investments, at value	$26,550	$306,529	$3,023	$336,102

Short Sales, at value	$0	$(51,767)	$0	$(51,767)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	548	0	548
Equity Contracts	0	28,843	0	28,843
Foreign Exchange Contracts	0	2,149	0	2,149
Interest Rate Contracts	0	155	0	155
	$0	$31,695	$0	$31,695

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,078)	(52)	(1,130)
Equity Contracts	(22)	(9,884)	0	(9,906)
Foreign Exchange Contracts	0	(13,498)	0	(13,498)
Interest Rate Contracts	(7)	(788)	0	(795)
	$(29)	$(25,248)	$(52)	$(25,329)

Totals	$26,521	$261,209	$2,971	$290,701

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Mortgage-Backed Securities	$1,900	$2,946	$(192)	$0	$0	$127	$0	$(1,758)	$3,023	$77
Asset-Backed Securities	1,680	0	(517)	0	(5)	26	0	(1,184)	0	0

Investments, at value	$3,580	$2,946	$(709)	$0	$(5)	$153	$0	$(2,942)	$3,023	$77
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(33)	$0	$(102)	$0	$41	$42	$0	$0	$(52)	$49

Totals	$3,547	$2,946	$(811)	$0	$36	$195	$0	$(2,942)	$2,971	$126

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.

See Accompanying Notes	Semiannual Report	September 30, 2010	65

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)	(Unaudited) September 30, 2010

(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$2,150	$0	$0	$0	$2,150
Unrealized appreciation on swap agreements	155	0	548	28,842	0	29,545

	$155	$2,150	$548	$28,842	$0	$31,695

Liabilities:
Written options outstanding	$785	$0	$52	$22	$0	$859
Variation margin payable (2)	10	0	0	0	0	10
Unrealized depreciation on foreign currency contracts	0	13,498	0	0	0	13,498
Unrealized depreciation on swap agreements	3	0	1,079	9,883	0	10,965

	$798	$13,498	$1,131	$9,905	$0	$25,332

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$1,300	$33	$(99)	$(14,666)	$0	$(13,432)
Net realized (loss) on foreign currency transactions	0	(1,103)	0	0	0	(1,103)

	$1,300	$(1,070)	$(99)	$(14,666)	$0	$(14,535)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(1,503)	$(14)	$(67)	$18,290	$0	$16,706
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(12,533)	0	0	0	(12,533)

	$(1,503)	$(12,547)	$(67)	$18,290	$0	$4,173

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(7) as reported in the Notes to Schedule of Investments.o

66	PIMCO Funds	See Accompanying Notes

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund	(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Vodafone Group PLC
6.875% due 08/11/2015		$300	$297

Total Bank Loan Obligations (Cost $298)			297

CORPORATE BONDS & NOTES 8.2%

BANKING & FINANCE 7.4%

Ally Financial, Inc.
6.875% due 09/15/2011		500	518
7.500% due 09/15/2020		1,000	1,070

American Express Credit Corp.
5.875% due 05/02/2013		300	330

American International Group, Inc.
5.850% due 01/16/2018		200	208
8.175% due 05/15/2068		1,100	1,108

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,300	1,306

Bank of America Corp.
0.826% due 06/11/2012	GBP	2,800	4,286

Bank of Scotland PLC
0.352% due 12/08/2010		$1,200	1,199

Barclays Bank PLC
6.050% due 12/04/2017		300	326
7.434% due 09/29/2049		100	103

Cie de Financement Foncier
2.125% due 04/22/2013		11,400	11,615

Commonwealth Bank of Australia
0.572% due 09/17/2014		3,500	3,492

FCE Bank PLC
7.125% due 01/15/2013	EUR	500	711

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		$500	500
7.000% due 10/01/2013		1,300	1,396

GATX Financial Corp.
5.800% due 03/01/2016		1,000	1,101

International Lease Finance Corp.
6.500% due 09/01/2014		300	323
6.750% due 09/01/2016		300	322
7.125% due 09/01/2018		600	650

LeasePlan Corp. NV
3.000% due 05/07/2012		400	413

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		100	23
6.875% due 05/02/2018 (a)		900	216
7.500% due 05/11/2038 (a)		5,000	7

Pacific Life Global Funding
5.150% due 04/15/2013		400	432

Royal Bank of Scotland Group PLC
3.000% due 12/09/2011		500	513

SLM Corp.
5.050% due 11/14/2014		500	477

Vita Capital III Ltd.
1.653% due 01/01/2012		300	297

Wells Fargo Capital XIII
7.700% due 12/29/2049		700	730

			33,672

INDUSTRIALS 0.7%

BioMed Realty LP
6.125% due 04/15/2020		2,000	2,181

Gazprom Via Gaz Capital S.A.
7.343% due 04/11/2013		200	219

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Petroleos Mexicanos
5.500% due 01/21/2021	$400	$428

WM Wrigley Jr. Co.
1.664% due 06/28/2011	400	400

		3,228

UTILITIES 0.1%

BP Capital Markets PLC
0.422% due 04/11/2011	400	399

Total Corporate Bonds & Notes (Cost $42,058)		37,299

CONVERTIBLE BONDS & NOTES 0.8%

BANKING & FINANCE 0.1%

National City Corp.
4.000% due 02/01/2011	400	405

INDUSTRIALS 0.7%

Amgen, Inc.
0.125% due 02/01/2011	2,300	2,303

Medtronic, Inc.
1.500% due 04/15/2011	800	805

		3,108

Total Convertible Bonds & Notes (Cost $3,495)		3,513

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	78

Total Municipal Bonds & Notes (Cost $94)		78

U.S. GOVERNMENT AGENCIES 0.3%

Fannie Mae
1.586% due 09/01/2044 - 10/01/2044	92	92

Freddie Mac
6.320% due 09/01/2036	332	351
6.481% due 10/01/2036	469	498
6.646% due 07/01/2036	411	437

Total U.S. Government Agencies (Cost $1,326)		1,378

U.S. TREASURY OBLIGATIONS 103.8%

Treasury Inflation Protected Securities (b)
1.250% due 07/15/2020	56,481	59,363
1.375% due 07/15/2018	10,110	10,837
1.375% due 01/15/2020 (d)	33,280	35,435
1.625% due 01/15/2015	3,539	3,786
1.625% due 01/15/2018	10,927	11,875
1.750% due 01/15/2028 (d)(f)	29,763	31,556
1.875% due 07/15/2019	15,315	17,007
2.000% due 01/15/2016	16,257	17,843
2.000% due 01/15/2026	15,158	16,671
2.375% due 01/15/2017	8,000	9,031
2.375% due 01/15/2025	42,795	49,208
2.375% due 01/15/2027 (f)	38,700	44,672
2.500% due 07/15/2016	28,609	32,448
2.500% due 01/15/2029	13,099	15,457
2.625% due 07/15/2017	16,199	18,709
3.375% due 04/15/2032	3,439	4,643
3.625% due 04/15/2028	42,463	56,797
3.875% due 04/15/2029	24,801	34,482

Total U.S. Treasury Obligations (Cost $456,663)		469,820

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 1.9%

Arkle Master Issuer PLC
1.519% due 05/17/2060	$700	$698

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	210	220

Bear Stearns Adjustable Rate Mortgage Trust
2.300% due 08/25/2035	47	45
2.560% due 08/25/2035	80	76
2.760% due 03/25/2035	139	133
2.934% due 03/25/2035	44	42
3.458% due 01/25/2035	528	511

Citigroup Commercial Mortgage Trust
5.887% due 12/10/2049	91	98

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	54	51
2.560% due 08/25/2035	92	86
2.650% due 12/25/2035	38	35
3.074% due 03/25/2034	454	457

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	100	108

Countrywide Home Loan Mortgage Pass-Through Trust
0.596% due 06/25/2035	338	288

Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	200	211

Granite Master Issuer PLC
0.297% due 12/20/2054	399	372

GS Mortgage Securities Corp. II
4.592% due 08/10/2043	1,100	1,183

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	210	224

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	210	222

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	100	105

MLCC Mortgage Investors, Inc.
2.009% due 10/25/2035	292	267

Morgan Stanley Capital I
6.075% due 06/11/2049	330	354

Permanent Master Issuer PLC
0.606% due 10/15/2033	1,600	1,573

Residential Asset Securitization Trust
0.656% due 01/25/2046	780	375

Structured Adjustable Rate Mortgage Loan Trust
5.843% due 03/25/2036	987	740

Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/2045	210	227

Total Mortgage-Backed Securities (Cost $8,304)		8,701

ASSET-BACKED SECURITIES 1.3%

AMMC CDO
0.542% due 05/03/2018	500	476

ARES CLO Funds
0.520% due 03/12/2018	495	471

Babson CLO Ltd.
0.661% due 11/10/2019	967	895

Callidus Debt Partners Fund Ltd.
0.785% due 04/17/2020	2,489	2,330

Gulf Stream - Sextant CLO Ltd.
0.886% due 07/15/2016	471	453

See Accompanying Notes	Semiannual Report	September 30, 2010	67

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Premium Loan Trust Ltd.
0.878% due 10/25/2014		$300	$288

SLM Student Loan Trust
2.177% due 08/15/2016		924	924

Wood Street CLO BV
1.388% due 03/29/2021	EUR	248	304

Total Asset-Backed Securities (Cost $6,118)			6,141

SOVEREIGN ISSUES 3.1%

Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	3,800	4,059
4.000% due 08/20/2015		1,300	2,120
4.000% due 08/20/2020		200	320

Canada Housing Trust No. 1
2.450% due 12/15/2015	CAD	4,400	4,318

Export-Import Bank of Korea
1.342% due 03/13/2012		$2,500	2,499

New South Wales Treasury Corp.
2.750% due 11/20/2025 (b)	AUD	500	502

Total Sovereign Issues (Cost $13,056)			13,818

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049	300	$302

Total Convertible Preferred Securities (Cost $300)		302

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.2%

CERTIFICATES OF DEPOSIT 0.3%

Barclays Bank PLC
1.392% due 12/16/2011	$1,500	1,500

REPURCHASE AGREEMENTS 0.3%

Deutsche Bank AG
0.320% due 10/01/2010	100	100
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $102. Repurchase proceeds are $100.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	1,114	1,114
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $1,140. Repurchase proceeds are $1,114.)

		1,214

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 5.8%
0.110% due 10/25/2010	JPY	2,180,000	$26,112

U.S. TREASURY BILLS 0.1%
0.104% due 10/21/2010 (d)		$340	340

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 5.7%
		2,593,727	25,984

Total Short-Term Instruments (Cost $54,087)			55,150

Total Investments 131.8% (Cost $585,799)			$596,497

Written Options (h) (0.3%) (Premiums $1,006)			(1,195)

Other Assets and Liabilities (Net) (31.5%)			(142,768)

Net Assets 100.0%			$452,534

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $1,526 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $24,937 at a weighted average interest rate of 0.213%. On September 30, 2010, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $120 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2010	13	$9
90-Day Eurodollar December Futures	Long	12/2010	16	4
90-Day Eurodollar March Futures	Long	03/2012	15	6

				$19

(g)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
GATX Financial Corp.	CITI	(1.070%	)	03/20/2016	2.343%	$	1,000	$63	$0	$63

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%	$	500	$(2)	$(4)	$2
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.408%		600	(21)	(20)	(1)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.099%		1,200	(5)	(14)	9
France Government Bond	BOA	0.250%	12/20/2015	0.796%		400	(11)	(11)	0

68	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
France Government Bond	CITI	0.250%	06/20/2015	0.761%	$	400	$(10)	$(10)	$0
France Government Bond	DUB	0.250%	06/20/2015	0.761%		700	(16)	(23)	7
France Government Bond	JPM	0.250%	06/20/2015	0.761%		500	(12)	(18)	6
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		200	0	(2)	2
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.581%		500	(2)	(6)	4
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.937%		500	(20)	(12)	(8)
United Kingdom Gilt	BNP	1.000%	06/20/2015	0.610%		500	10	5	5
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		1,000	18	12	6

							$(71)	$(103)	$32

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	5,600	$251	$(10)	$261
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,400	64	(4)	68
Pay	1-Month GBP-United Kingdom RPI Index	3.440%	09/14/2012	RBS	GBP	900	2	0	2
Pay	1-Month GBP-United Kingdom RPI Index	3.450%	09/15/2012	DUB		300	1	0	1
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	1,700	(33)	(24)	(9)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		1,900	(12)	(17)	5
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		4,500	47	17	30
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		2,000	(2)	0	(2)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		1,100	(1)	(1)	0
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		5,500	51	15	36
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		2,000	32	16	16
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		15,000	72	(13)	85
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		9,000	153	80	73
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,900	111	13	98
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,300	75	2	73
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		5,300	30	(25)	55
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,300	8	1	7
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		2,400	14	3	11
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		1,500	13	(5)	18
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		1,700	19	7	12

							$895	$55	$840

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTFT Index	26,760	1-Month USD-LIBOR less a specified spread	$	117,406	04/29/2011	BOA	$5,188
Pay	DWRTFT Index	8,248	1-Month USD-LIBOR less a specified spread		36,185	08/31/2011	BOA	(1,187)
Receive	DWRTFT Index	12,700	1-Month USD-LIBOR less a specified spread		55,720	08/31/2011	BOA	2,459
Pay	DWRTFT Index	1,519	1-Month USD-LIBOR less a specified spread		6,664	01/31/2011	CSFB	(294)
Receive	DWRTFT Index	12,587	1-Month USD-LIBOR less a specified spread		55,226	01/31/2011	CSFB	2,439
Receive	DWRTFT Index	30,855	1-Month USD-LIBOR less a specified spread		135,374	05/31/2011	CSFB	5,981
Pay	DWRTFT Index	856	1-Month USD-LIBOR less a specified spread		3,755	08/31/2011	CSFB	(166)
Receive	DWRTFT Index	26,200	1-Month USD-LIBOR less a specified spread		114,950	08/31/2011	CSFB	5,179

								$19,599

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

See Accompanying Notes	Semiannual Report	September 30, 2010	69

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

(h)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	13	$4	$6
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	13	3	1

				$7	$7

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	6,500	$17	$381
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		6,500	53	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		2,400	13	141
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		2,400	14	0
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		8,000	80	43
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,700	12	11
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,700	65	31
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		9,400	47	2
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		18,800	27	35
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,000	45	21
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,100	4	64
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,100	6	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		7,600	74	41
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		9,400	20	17
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		9,400	34	2
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		300	2	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		6,700	74	36
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		400	3	0
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		33,500	269	224
Call - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		7,200	18	13
Put - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	1.800%	10/29/2010		7,200	14	5

								$891	$1,067

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	500	$1	$1
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		500	3	1
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010	$	1,300	4	3
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		1,300	4	2
Call - OTC iTraxx Europe 14 Index	JPM	Buy	1.000%	11/17/2010	EUR	500	1	1
Put - OTC iTraxx Europe 14 Index	JPM	Sell	1.400%	11/17/2010		500	2	2
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011		1,500	5	6
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011	$	400	2	1
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011	EUR	400	3	3
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		1,500	11	12
Call - OTC CDX.IG-14 5-Year Index	UBS	Buy	0.900%	12/15/2010	$	2,100	4	4
Put - OTC CDX.IG-14 5-Year Index	UBS	Sell	1.500%	12/15/2010		2,100	7	3

							$47	$39

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$16
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,300	38	54
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	900	12	12

						$61	$82

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	68	$47,100	EUR	0	$372
Sales	72	189,700		5,400	1,140
Closing Buys	(17)	(21,500)		0	(89)
Expirations	(97)	(39,700)		0	(353)
Exercised	0	(12,600)		0	(64)

Balance at 09/30/2010	26	$163,000	EUR	5,400	$1,006

70	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(i)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	773	10/2010	CSFB	$0	$(22)	$(22)
Sell		2,864	10/2010	DUB	0	(226)	(226)
Buy	BRL	1,090	10/2010	DUB	33	0	33
Buy		3,103	10/2010	HSBC	94	0	94
Sell		4,193	10/2010	HSBC	0	(111)	(111)
Buy		4,193	12/2010	HSBC	112	0	112
Sell	CAD	982	11/2010	DUB	6	0	6
Sell		2,818	11/2010	RBC	0	(42)	(42)
Sell		462	11/2010	RBS	3	0	3
Buy	CNY	863	01/2011	BOA	0	0	0
Buy		1,474	01/2011	DUB	2	0	2
Buy		2,120	01/2011	JPM	2	0	2
Buy		1,527	01/2011	MSC	0	0	0
Sell	EUR	843	10/2010	UBS	0	(61)	(61)
Sell		218	11/2010	BCLY	0	(8)	(8)
Sell		544	11/2010	CITI	0	(30)	(30)
Buy		199	11/2010	DUB	16	0	16
Sell	GBP	1,761	12/2010	CITI	0	(31)	(31)
Sell		381	12/2010	GSC	0	(5)	(5)
Sell		862	12/2010	UBS	0	(13)	(13)
Buy	INR	13,956	11/2010	MSC	8	0	8
Buy		2,356	03/2011	BOA	1	0	1
Buy		18,720	03/2011	CITI	6	0	6
Buy		18,728	03/2011	DUB	6	0	6
Buy		16,502	03/2011	JPM	8	0	8
Sell	JPY	1,251,887	10/2010	BNP	0	(609)	(609)
Sell		927,514	10/2010	DUB	0	(440)	(440)
Sell		174,449	11/2010	MSC	0	(17)	(17)
Buy	KRW	205,394	11/2010	BCLY	9	0	9
Buy		144,031	11/2010	BOA	4	0	4
Buy		469,061	11/2010	CITI	13	0	13
Buy		58,130	11/2010	DUB	1	0	1
Buy		35,190	11/2010	GSC	1	0	1
Buy		161,610	11/2010	JPM	2	0	2
Buy		163,810	11/2010	MSC	2	0	2
Buy		79,360	11/2010	RBS	4	0	4
Buy		1,329,708	01/2011	CITI	1	0	1
Buy		1,306,782	01/2011	DUB	1	0	1
Buy	MYR	102	10/2010	BCLY	3	0	3
Buy		35	10/2010	CITI	1	0	1
Buy		15	10/2010	DUB	1	0	1
Sell		153	10/2010	DUB	0	(2)	(2)
Buy	PHP	135	11/2010	BCLY	0	0	0
Buy		4,839	11/2010	CITI	1	0	1
Buy		13,348	11/2010	DUB	0	0	0
Sell		698	11/2010	UBS	0	(1)	(1)

					$341	$(1,618)	$(1,277)

See Accompanying Notes	Semiannual Report	September 30, 2010	71

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$297	$0	$297
Corporate Bonds & Notes
Banking & Finance	0	33,672	0	33,672
Industrials	0	3,228	0	3,228
Utilities	0	399	0	399
Convertible Bonds & Notes
Banking & Finance	0	405	0	405
Industrials	0	3,108	0	3,108
Municipal Bonds & Notes
West Virginia	0	78	0	78
U.S. Government Agencies	0	1,378	0	1,378
U.S. Treasury Obligations	0	469,820	0	469,820
Mortgage-Backed Securities	0	8,701	0	8,701
Asset-Backed Securities	0	924	5,217	6,141
Sovereign Issues	0	13,818	0	13,818
Convertible Preferred Securities
Banking & Finance	302	0	0	302
Short-Term Instruments
Certificates of Deposit	0	1,500	0	1,500
Repurchase Agreements	0	1,214	0	1,214
Japan Treasury Bills	0	26,112	0	26,112
U.S. Treasury Bills	0	340	0	340

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
PIMCO Short-Term Floating NAV Portfolio	$25,984	$0	$0	$25,984
Investments, at value	$26,286	$564,994	$5,217	$596,497

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	103	0	103
Equity Contracts	0	21,247	0	21,247
Foreign Exchange Contracts	0	341	0	341
Interest Rate Contracts	19	851	0	870
	$19	$22,542	$0	$22,561

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(12)	(36)	(48)
Equity Contracts	0	(1,647)	0	(1,647)
Foreign Exchange Contracts	0	(1,618)	0	(1,618)
Interest Rate Contracts	0	(1,085)	(82)	(1,167)
	$0	$(4,362)	$(118)	$(4,480)

Totals	$26,305	$583,174	$5,099	$614,578

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Asset-Backed Securities	$470	$4,716	$0	$7	$0	$24	$0	$0	$5,217	$24
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(44)	0	0	8	0	0	(36)	8
Interest Rate Contracts	(24)	0	(50)	0	0	(8)	0	0	(82)	(21)

	$(24)	$0	$(94)	$0	$0	$0	$0	$0	$(118)	$(13)

Totals	$446	$4,716	$(94)	$7	$0	$24	$0	$0	$5,099	$11

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

72	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(l)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$341	$0	$0	$0	$341
Unrealized appreciation on swap agreements	851	0	103	21,247	0	22,201

	$851	$341	$103	$21,247	$0	$22,542

Liabilities:
Written options outstanding	$1,156	$0	$39	$0	$0	$1,195
Variation margin payable (2)	3	0	0	0	0	3
Unrealized depreciation on foreign currency contracts	0	1,618	0	0	0	1,618
Unrealized depreciation on swap agreements	11	0	9	1,647	0	1,667

	$1,170	$1,618	$48	$1,647	$0	$4,483

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$477	$25	$16	$30,957	$0	$31,475
Net realized gain on foreign currency transactions	0	21	0	0	0	21

	$477	$46	$16	$30,957	$0	$31,496

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(52)	$(8)	$63	$3,801	$0	$3,804
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(1,489)	0	0	0	(1,489)

	$(52)	$(1,497)	$63	$3,801	$0	$2,315

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $19 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	73

Schedule of Investments  PIMCO Small Cap StocksPLUS® TR Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 36.6%

BANKING & FINANCE 28.1%

AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$300	$372

Allstate Corp.
6.125% due 05/15/2037	200	187

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	1,000	1,106

Ally Financial, Inc.
5.375% due 06/06/2011	100	102
6.625% due 05/15/2012	1,700	1,751
6.875% due 08/28/2012	100	104
7.250% due 03/02/2011	1,000	1,023
7.500% due 12/31/2013	100	107
7.500% due 09/15/2020	100	107
8.300% due 02/12/2015	100	109

American General Finance Corp.
0.542% due 12/15/2011	2,300	2,143
6.900% due 12/15/2017	100	84

American International Group, Inc.
5.850% due 01/16/2018	300	312
8.250% due 08/15/2018	1,800	2,106

ANZ National International Ltd.
6.200% due 07/19/2013	400	445

Bank of America Corp.
0.706% due 08/15/2016	400	361
4.500% due 04/01/2015	1,700	1,786
5.650% due 05/01/2018	1,200	1,273
6.500% due 08/01/2016	800	901

Bank of Montreal
2.850% due 06/09/2015	200	211

Bank of Scotland PLC
4.880% due 04/15/2011	600	614

Barclays Bank PLC
5.450% due 09/12/2012	400	433
6.050% due 12/04/2017	100	109

BBVA Bancomer S.A.
7.250% due 04/22/2020	400	431

Bear Stearns Cos. LLC
7.250% due 02/01/2018	300	366

BNP Paribas
5.186% due 06/29/2049	130	123

Caterpillar Financial Services Corp.
4.850% due 12/07/2012	100	108

CBA Capital Trust II
6.024% due 03/29/2049	100	100

CIT Group, Inc.
7.000% due 05/01/2013	7	7
7.000% due 05/01/2014	10	11
7.000% due 05/01/2015	10	10
7.000% due 05/01/2016	18	17
7.000% due 05/01/2017	25	24

Citigroup, Inc.
5.850% due 07/02/2013	100	108

Credit Agricole S.A.
6.637% due 05/29/2049	100	92
8.375% due 10/29/2049	300	323

Deutsche Bank AG
1.169% due 02/17/2015	280	274

Dexia Credit Local S.A.
0.940% due 09/23/2011	2,300	2,309

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	600	630
7.375% due 02/01/2011	500	509

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	$140

Goldman Sachs Group, Inc.
1.198% due 02/04/2013		400	529
1.246% due 01/30/2017		700	841
5.625% due 01/15/2017		$10	11
5.950% due 01/18/2018		100	110
6.150% due 04/01/2018		100	111
6.250% due 09/01/2017		100	112

International Lease Finance Corp.
1.274% due 08/15/2011	EUR	800	1,052
5.125% due 11/01/2010		$1,000	1,002
6.750% due 09/01/2016		200	215

Itau Unibanco Holding S.A.
6.200% due 04/15/2020		600	628

JPMorgan Chase & Co.
1.128% due 09/26/2013	EUR	100	133
6.000% due 01/15/2018		$30	34
7.900% due 04/29/2049		500	538

LBG Capital No.1 PLC
7.875% due 11/01/2020		900	891

LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	200	280

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		$200	47

Macquarie Group Ltd.
7.300% due 08/01/2014		500	566

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		100	112

Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	108

Morgan Stanley
1.218% due 03/01/2013	EUR	1,700	2,207
6.250% due 08/28/2017		$100	109

National Australia Bank Ltd.
2.550% due 01/13/2012		1,000	1,024

Nationwide Building Society
6.250% due 02/25/2020		200	221

Nationwide Life Global Funding I
5.450% due 10/02/2012		700	728

Northern Rock Asset Management PLC
5.625% due 06/22/2017		1,100	1,168

Pricoa Global Funding I
0.489% due 09/27/2013		100	98
0.575% due 01/30/2012		100	99

Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	111

Protective Life Secured Trusts
0.418% due 11/09/2010		1,200	1,200

Rabobank Nederland NV
11.000% due 06/29/2049		75	98

Regions Financial Corp.
6.375% due 05/15/2012		390	400

Royal Bank of Scotland Group PLC
0.784% due 04/08/2011		2,700	2,702
6.990% due 10/29/2049 (a)		100	82

Scotland International Finance No. 2 BV
4.250% due 05/23/2013		400	395

SLM Corp.
8.000% due 03/25/2020		2,900	2,882

State Bank of India
4.500% due 07/27/2015		100	105

Textron Financial Corp.
0.448% due 02/25/2011		1,000	996

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS AG
1.439% due 02/23/2012	$300	$302

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	97

Vnesheconombank Finance Ltd.
6.902% due 07/09/2020	1,000	1,096

Wells Fargo & Co.
5.625% due 12/11/2017	100	114

		44,882

INDUSTRIALS 8.4%

Alcoa, Inc.
6.150% due 08/15/2020	1,100	1,133

America Movil SAB de C.V.
6.125% due 03/30/2040	700	783

Amgen, Inc.
6.900% due 06/01/2038	100	130

Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015	600	647
5.375% due 01/15/2020	600	679

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100	67

Dell, Inc.
5.650% due 04/15/2018	100	115

Gerdau Holdings, Inc.
7.000% due 01/20/2020	200	224

International Business Machines Corp.
5.700% due 09/14/2017	400	479

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	100	113

Kraft Foods, Inc.
6.125% due 02/01/2018	100	118

Ohio National Financial Services, Inc.
6.375% due 04/30/2020	1,900	2,067

Oracle Corp.
5.750% due 04/15/2018	200	238

Petrobras International Finance Co.
7.875% due 03/15/2019	700	876

Suncor Energy, Inc.
6.100% due 06/01/2018	200	234

Time Warner, Inc.
6.100% due 07/15/2040	1,500	1,621

TransCanada Pipelines Ltd.
7.625% due 01/15/2039	400	535

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018	97	109

Union Pacific Corp.
5.700% due 08/15/2018	100	117

UST LLC
5.750% due 03/01/2018	1,100	1,190

Vale Overseas Ltd.
5.625% due 09/15/2019	400	443
8.250% due 01/17/2034	1,200	1,533

		13,451

UTILITIES 0.1%

Verizon Wireless Capital LLC
2.945% due 05/20/2011	100	102

Total Corporate Bonds & Notes (Cost $54,426)		58,435

74	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 1.0%

INDUSTRIALS 1.0%

Transocean, Inc.
1.500% due 12/15/2037	$1,600	$1,574

Total Convertible Bonds & Notes (Cost $1,487)		1,574

MUNICIPAL BONDS & NOTES 3.4%

CALIFORNIA 2.1%

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	500	537

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	400	454

Southern California State Public Power Authority Revenue Bonds, Series 2010
5.943% due 07/01/2040	1,800	1,858

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	400	419

		3,268

ILLINOIS 0.1%

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	200	207

NEVADA 0.1%

Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	100	111

NEW JERSEY 0.4%

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	700	697

NEW YORK 0.7%

New York State Thruway Authority Revenue Bonds, Series 2010
5.883% due 04/01/2030	1,000	1,107

Total Municipal Bonds & Notes (Cost $5,102)		5,390

U.S. GOVERNMENT AGENCIES 47.1%

Fannie Mae
0.606% due 07/25/2037	740	740
0.636% due 07/25/2037	811	811
0.656% due 09/25/2035	772	771
0.666% due 09/25/2035	1,571	1,570
0.706% due 09/25/2035	495	495
0.976% due 06/25/2037	1,203	1,210
0.996% due 03/25/2040	1,178	1,188
1.125% due 09/30/2013	100	101
4.000% due 10/01/2040 - 11/01/2040	16,000	16,442
4.500% due 10/01/2040	21,000	21,873
5.000% due 02/25/2017 - 10/01/2040	1,007	1,060
5.500% due 09/01/2023 - 10/01/2040	3,074	3,269
5.953% due 06/21/2027 (g)	4,000	4,147
6.000% due 08/01/2027 - 10/01/2027	124	134

Freddie Mac
0.296% due 12/25/2036	35	35
0.407% due 07/15/2019	41	40

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.957% due 08/15/2037	$1,226	$1,234
0.967% due 10/15/2037	299	301
0.977% due 05/15/2037 - 09/15/2037	1,360	1,367
4.500% due 08/01/2040 - 10/01/2040	2,000	2,081
5.500% due 10/01/2040	7,000	7,425
6.000% due 05/01/2038 - 04/01/2040	1,000	1,075

Ginnie Mae
5.500% due 11/01/2040	1,000	1,073
6.000% due 06/15/2037 - 07/15/2037	806	881

Small Business Administration
5.290% due 12/01/2027	156	175
5.720% due 01/01/2029	2,424	2,758
6.020% due 08/01/2028	2,523	2,902

Total U.S. Government Agencies (Cost $73,973)		75,158

U.S. TREASURY OBLIGATIONS 3.5%

Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026 (g)	110	121
2.375% due 01/15/2025 (g)	116	133

U.S. Treasury Notes
0.375% due 08/31/2012 (g)	4,520	4,517
0.625% due 06/30/2012	800	803

Total U.S. Treasury Obligations (Cost $5,556)		5,574

MORTGAGE-BACKED SECURITIES 3.4%

Citigroup Mortgage Loan Trust, Inc.
0.326% due 01/25/2037	14	9
4.576% due 03/25/2036	1,749	1,416

Countrywide Alternative Loan Trust
0.416% due 02/25/2047	59	37
0.456% due 06/25/2037	212	119
1.370% due 02/25/2036	22	15

Countrywide Home Loan Mortgage Pass-Through Trust
3.172% due 02/20/2035	33	28
3.466% due 11/25/2034	26	23
5.500% due 11/25/2035	473	445

GS Mortgage Securities Corp. II
0.348% due 03/06/2020	61	59

GSR Mortgage Loan Trust
5.196% due 11/25/2035	58	57

Harborview Mortgage Loan Trust
0.427% due 12/19/2036	2,068	1,324

JPMorgan Mortgage Trust
5.022% due 02/25/2035	35	35
5.750% due 01/25/2036	100	91

Structured Asset Securities Corp.
2.841% due 10/25/2035	48	39

WaMu Mortgage Pass-Through Certificates
0.896% due 12/25/2027	36	32
1.100% due 01/25/2047	63	41
3.253% due 09/25/2046	6	4
3.253% due 10/25/2046	15	11

Wells Fargo Mortgage-Backed Securities Trust
4.576% due 03/25/2036	268	228
5.492% due 12/25/2036	1,582	1,452

Total Mortgage-Backed Securities (Cost $5,593)		5,465

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.3%

Ally Auto Receivables Trust
1.320% due 03/15/2012		$62	$	62

Asset-Backed Securities Corp. Home Equity
0.531% due 09/25/2034		1		1

Bear Stearns Asset-Backed Securities Trust
0.336% due 10/25/2036		6		6

Citigroup Mortgage Loan Trust, Inc.
0.316% due 07/25/2045		89		70
0.366% due 08/25/2036		31		28

Countrywide Asset-Backed Certificates
0.436% due 09/25/2036		148		119

Credit-Based Asset Servicing & Securitization LLC
0.376% due 07/25/2037		30		27

Indymac Residential Asset-Backed Trust
0.336% due 07/25/2037		4		4
0.386% due 04/25/2047		39		39

JPMorgan Mortgage Acquisition Corp.
0.316% due 03/25/2047		33		24

Morgan Stanley ABS Capital I
0.306% due 07/25/2036		9		3

Park Place Securities, Inc.
0.569% due 10/25/2034		2		2

Soundview Home Equity Loan Trust
0.316% due 11/25/2036		12		6

Total Asset-Backed Securities (Cost $467)				391

SOVEREIGN ISSUES 3.8%

Brazil Government International Bond
12.500% due 01/05/2022	BRL	300		219

Canada Government Bond
2.000% due 12/01/2014	CAD	1,100		1,077
2.500% due 09/01/2013		700		699

Colombia Government International Bond
7.375% due 01/27/2017		$1,000		1,237

Export-Import Bank of Korea
5.875% due 01/14/2015		600		672

Korea Housing Finance Corp.
4.125% due 12/15/2015		300		316

Mexico Government International Bond
5.950% due 03/19/2019		400		471
6.050% due 01/11/2040		100		115

Societe Financement de l'Economie Francaise
0.726% due 07/16/2012		1,000		1,003
2.375% due 03/26/2012		200		204

Total Sovereign Issues (Cost $5,674)				6,013

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011		2,300		20

Total Convertible Preferred Securities (Cost $173)				20

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

DG Funding Trust
0.652% due 12/31/2049		2		15

Total Preferred Securities (Cost $21)				15

See Accompanying Notes	Semiannual Report	September 30, 2010	75

Schedule of Investments PIMCO Small Cap StocksPLUS® TR Fund (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 31.8%

REPURCHASE AGREEMENTS 1.5%

Deutsche Bank AG
0.320% due 10/01/2010	$300	$	300
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $307. Repurchase proceeds are $300.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	1,000		1,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $1,020. Repurchase proceeds are $1,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	1,089		1,089
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $1,115. Repurchase proceeds are $1,089.)

			2,389

		SHARES		MARKET VALUE (000S)
JAPAN TREASURY BILLS 9.8%
0.110% due 10/25/2010	JPY	1,310,000	$	15,691

U.S. TREASURY BILLS 0.5%
0.107% due 10/14/2010 - 10/21/2010 (b)(e)		$840		840

PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 20.0%
		3,180,358		31,861

Total Short-Term Instruments (Cost $50,143)				50,781

Total Investments 130.9% (Cost $202,615)			$	208,816

Written Options (i) (0.3%) (Premiums $632)				(435)

Other Assets and Liabilities (Net) (30.6%)				(48,903)

Net Assets 100.0%			$	159,478

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $840 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $12,396 at a weighted average interest rate of 0.025%. On September 30, 2010, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $1,345 and cash of $30 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	115	$165
90-Day Eurodollar December Futures	Long	12/2011	13	8
90-Day Eurodollar June Futures	Long	06/2011	51	35
90-Day Eurodollar June Futures	Long	06/2012	13	11
90-Day Eurodollar March Futures	Long	03/2011	121	85
90-Day Eurodollar March Futures	Long	03/2012	13	9
90-Day Eurodollar September Futures	Long	09/2011	22	12
E-mini Russell 2000 Index December Futures	Long	12/2010	267	135
U.S. Treasury 5-Year Note December Futures	Long	12/2010	18	24

				$484

(h)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
American International Group, Inc.	BCLY	5.000%	12/20/2013	1.855%	$	900	$89	$(81)	$170
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%		500	(2)	(7)	5
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.099%		1,000	(4)	(10)	6
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.099%		500	(3)	(7)	4
Citigroup, Inc.	DUB	1.000%	03/20/2011	0.923%		3,400	2	(14)	16
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.136%		100	0	0	0
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	1.681%		1,700	162	0	162
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.681%		300	25	0	25
General Electric Capital Corp.	CITI	4.850%	12/20/2013	1.681%		900	90	0	90
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.681%		900	87	0	87
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%		300	7	4	3
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%		100	2	1	1
Japan Government International Bond	JPM	1.000%	03/20/2015	0.500%		600	13	7	6
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.567%		200	4	1	3

76	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%	$	1,000	$18	$4	$14
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.590%		1,000	18	5	13

							$508	$(97)	$605

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$	2,700	$335	$350	$(15)
CDX.EM-13 Index	DUB	5.000%	06/20/2015		1,000	123	130	(7)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015		500	62	62	0
CDX.HY-14 5-Year Index	MSC	5.000%	06/20/2015		2,200	(17)	(36)	19
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015		100	(3)	(3)	0
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		96	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		193	2	0	2
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		200	0	(1)	1
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		100	0	0	0
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015		1,900	(5)	(7)	2
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		500	(2)	(2)	0
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015		100	0	0	0

						$496	$493	$3

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$3	$0	$3
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	5	0	5
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		1,100	8	2	6
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		1,100	7	1	6
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		1,100	7	2	5
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		600	4	1	3
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		600	6	3	3
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		700	7	3	4
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	4	0	4
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		500	2	0	2
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		100	1	0	1
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		100	2	0	2
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		300	3	1	2
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		100	3	(1)	4
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	6	0	6
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	5	0	5
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		400	2	0	2
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,400	9	1	8
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		1,700	10	2	8
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		3,700	20	5	15
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		1,100	6	(2)	8
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		500	4	1	3
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	3	1	2
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		800	8	1	7
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		3,500	34	4	30
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		3,800	44	5	39
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		5,000	46	7	39

See Accompanying Notes	Semiannual Report	September 30, 2010	77

Schedule of Investments PIMCO Small Cap StocksPLUS® TR Fund (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC	BRL	7,500	$77	$5	$72
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	2	0	2
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		300	3	0	3
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		200	3	1	2
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		1,200	17	5	12
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	2	1	1
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		3,900	45	0	45
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,600	27	11	16
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS	AUD	500	(3)	0	(3)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS		300	5	0	5
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	900	3	(8)	11
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		900	3	(7)	10
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		500	2	(4)	6
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		300	1	(3)	4

							$448	$38	$410

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive	Russell 2000 Index	46,060	3-Month USD-LIBOR less a specified spread	$	129,802	10/15/2010	BOA	$8,903

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.000	11/26/2010	3	$1	$2
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.500	11/26/2010	7	2	3
Call - CME S&P 500 Index October Futures	1,155.000	10/15/2010	5	10	11
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	10	6	2
Put - CME S&P 500 Index October Futures	1,070.000	10/15/2010	5	14	4

				$33	$22

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	$	500	$7	$3
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,700	24	15
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,400	5	82
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,400	10	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		400	1	1
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		400	1	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		900	12	5
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,100	45	27
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,300	11	9
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		600	1	1
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,000	23	11
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,800	94	54
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		200	1	1
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		1,400	7	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		2,200	3	4
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		400	5	2
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		6,600	69	44
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,400	16	8
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		400	5	2
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		300	1	1
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		3,800	9	19
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		300	1	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		3,800	16	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,800	32	15
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		2,700	6	5
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		2,700	10	1
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		800	5	0
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		900	6	6
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		4,400	34	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		900	13	5

78	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	$	4,600	$45	$31
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		500	6	3
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		1,200	30	17
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		5,300	39	35

								$593	$407

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$	200	$1	$1
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010		200	1	1

							$2	$2

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$300	$4	$4

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	37	$61,000	$413
Sales	185	104,700	1,012
Closing Buys	(182)	(91,700)	(719)
Expirations	(10)	(5,200)	(74)
Exercised	0	0	0

Balance at 09/30/2010	30	$68,800	$632

(j)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	10/01/2040	$2,000	$2,148	$2,149

(k)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1	10/2010	BOA	$0	$0	$0
Buy		100	10/2010	CSFB	3	0	3
Buy		384	10/2010	MSC	31	0	31
Buy		37	10/2010	UBS	0	0	0
Buy	BRL	3,592	10/2010	HSBC	123	0	123
Sell		7,790	10/2010	HSBC	0	(205)	(205)
Buy		1,342	10/2010	JPM	46	0	46
Buy		888	10/2010	MSC	25	0	25
Buy		1,967	10/2010	RBS	63	0	63
Buy		7,790	12/2010	HSBC	208	0	208
Buy	CAD	103	10/2010	BNP	0	0	0
Sell		103	10/2010	CITI	0	0	0
Buy		103	11/2010	CITI	0	0	0
Buy		103	11/2010	CSFB	0	0	0
Sell		142	11/2010	DUB	1	0	1
Sell		416	11/2010	RBC	0	(6)	(6)
Sell		67	11/2010	RBS	0	0	0
Buy	CNY	1,619	11/2010	BCLY	2	(1)	1
Buy		1,340	11/2010	CITI	0	(1)	(1)
Buy		3,451	11/2010	DUB	0	(3)	(3)
Buy		1,356	11/2010	MSC	0	(2)	(2)
Sell	EUR	4,560	10/2010	UBS	0	(330)	(330)
Sell		58	11/2010	CSFB	0	0	0
Buy		785	11/2010	DUB	65	0	65
Buy	GBP	200	10/2010	CITI	0	(2)	(2)
Sell		400	10/2010	CITI	0	(2)	(2)

See Accompanying Notes	Semiannual Report	September 30, 2010	79

Schedule of Investments PIMCO Small Cap StocksPLUS® TR Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	GBP	200	10/2010	HSBC	$0	$(2)	$(2)
Buy		400	12/2010	CITI	1	0	1
Sell		367	12/2010	CITI	0	(6)	(6)
Sell		79	12/2010	GSC	0	(1)	(1)
Buy		200	12/2010	RBS	0	(1)	(1)
Sell		178	12/2010	UBS	0	(3)	(3)
Sell	IDR	484,672	10/2010	BCLY	0	0	0
Buy		101,700	10/2010	BOA	2	0	2
Buy		1,111,773	10/2010	CITI	15	0	15
Sell		496,900	10/2010	CITI	0	(1)	(1)
Sell		631,600	10/2010	HSBC	0	0	0
Buy		101,700	10/2010	RBS	1	0	1
Buy		297,999	10/2010	UBS	4	0	4
Buy		57,250	11/2010	DUB	0	0	0
Buy		40,500	11/2010	HSBC	0	0	0
Buy		643,510	04/2011	CITI	1	0	1
Buy		1,045,072	07/2011	BCLY	1	0	1
Buy		283,500	07/2011	BNP	1	0	1
Buy		973,800	07/2011	CITI	2	0	2
Buy		2,231,350	07/2011	HSBC	4	0	4
Buy		189,000	07/2011	RBS	1	0	1
Buy	INR	4,523	11/2010	BCLY	0	0	0
Sell	JPY	752,280	10/2010	BNP	0	(366)	(366)
Sell		557,359	10/2010	DUB	0	(265)	(265)
Sell		245,371	11/2010	MSC	0	(25)	(25)
Buy	KRW	9,938	11/2010	BCLY	0	0	0
Sell		4,439	11/2010	BCLY	0	0	0
Buy		76,307	11/2010	BOA	2	0	2
Buy		75,235	11/2010	CITI	1	0	1
Sell		66,280	11/2010	CITI	0	(4)	(4)
Buy		23,252	11/2010	DUB	0	0	0
Buy		11,730	11/2010	GSC	0	0	0
Buy		79,995	11/2010	JPM	0	0	0
Sell		25,075	11/2010	JPM	0	(2)	(2)
Buy		157,622	11/2010	MSC	5	0	5
Sell		2,000	11/2010	RBS	0	0	0
Buy		115,110	01/2011	MSC	1	0	1
Buy	MXN	7,385	02/2011	BCLY	3	0	3
Buy	MYR	265	10/2010	BCLY	8	0	8
Sell		110	10/2010	BCLY	0	0	0
Buy		34	10/2010	BOA	1	0	1
Buy		305	10/2010	CITI	8	0	8
Buy		155	10/2010	DUB	3	0	3
Buy		110	02/2011	BCLY	0	0	0
Buy	PHP	8,808	11/2010	CITI	0	0	0
Buy	TRY	302	01/2011	HSBC	5	0	5
Buy	TWD	557	10/2010	BCLY	0	0	0
Buy		184	10/2010	CITI	0	0	0
Buy		434	10/2010	DUB	0	0	0
Buy		432	01/2011	DUB	0	0	0
Buy		265	01/2011	JPM	0	0	0
Buy		407	01/2011	MSC	0	0	0
Buy		221	01/2011	UBS	0	0	0
Buy	ZAR	1,443	10/2010	BCLY	6	0	6
Buy		733	10/2010	HSBC	5	0	5
Buy		718	10/2010	UBS	3	0	3

					$651	$(1,228)	$(577)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$44,882	$0	$44,882
Industrials	0	13,451	0	13,451
Utilities	0	102	0	102
Convertible Bonds & Notes
Industrials	0	1,574	0	1,574
Municipal Bonds & Notes
California	0	3,268	0	3,268

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Illinois	$0	$207	$0	$207
Nevada	0	111	0	111
New Jersey	0	697	0	697
New York	0	1,107	0	1,107
U.S. Government Agencies	0	75,158	0	75,158
U.S. Treasury Obligations	0	5,574	0	5,574
Mortgage-Backed Securities	0	5,465	0	5,465
Asset-Backed Securities	0	391	0	391
Sovereign Issues	0	6,013	0	6,013

80	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Convertible Preferred Securities
Banking & Finance	$20	$0	$0	$20
Preferred Securities
Banking & Finance	0	0	15	15
Short-Term Instruments
Repurchase Agreements	0	2,389	0	2,389
Japan Treasury Bills	0	15,691	0	15,691
U.S. Treasury Bills	0	840	0	840
PIMCO Short-Term Floating NAV Portfolio	31,861	0	0	31,861
Investments, at value	$31,881	$176,920	$15	$208,816

Short Sales, at value	$0	$(2,149)	$0	$(2,149)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$631	$0	$631
Equity Contracts	135	8,903	0	9,038
Foreign Exchange Contracts	0	651	0	651
Interest Rate Contracts	349	412	0	761
	$484	$10,597	$0	$11,081

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(22)	(2)	(24)
Equity Contracts	(16)	0	0	(16)
Foreign Exchange Contracts	0	(1,228)	0	(1,228)
Interest Rate Contracts	0	(416)	(4)	(420)
	$(16)	$(1,666)	$(6)	$(1,688)

Totals	$32,349	$183,702	$9	$216,060

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Preferred Securities
Banking & Finance	$16	$0	$0	$0	$0	$(1)	$0	$0	$15	$(1)
Financial Derivative Instruments (7) -Liabilities
Credit Contracts	0	0	(2)	0	0	0	0	0	(2)	0
Interest Rate Contracts	0	0	(4)	0	0	0	0	0	(4)	0

	$0	$0	$(6)	$0	$0	$0	$0	$0	$(6)	$0

Totals	$16	$0	$(6)	$0	$0	$(1)	$0	$0	$9	$(1)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(m)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$651	$0	$0	$0	$651
Unrealized appreciation on swap agreements	412	0	631	8,903	0	9,946

	$412	$651	$631	$8,903	$0	$10,597

Liabilities:
Written options outstanding	$417	$0	$2	$16	$0	$435
Variation margin payable (2)	1	0	0	13	0	14
Unrealized depreciation on foreign currency contracts	0	1,228	0	0	0	1,228
Unrealized depreciation on swap agreements	3	0	22	0	0	25

	$421	$1,228	$24	$29	$0	$1,702

See Accompanying Notes	Semiannual Report	September 30, 2010	81

Schedule of Investments PIMCO Small Cap StocksPLUS® TR Fund (Cont.)	(Unaudited) September 30, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(9)	$0	$0	$0	$0	$(9)
Net realized gain (loss) on futures contracts, written options and swaps	5,794	34	638	(22,304)	0	(15,838)
Net realized (loss) on foreign currency transactions	0	(15)	0	0	0	(15)

	$5,785	$19	$638	$(22,304)	$0	$(15,862)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$173	$(2)	$(659)	$74	$0	$(414)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(690)	0	0	0	(690)

	$173	$(692)	$(659)	$74	$0	$(1,104)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $484 as reported in the Notes to Schedule of Investments.

82	PIMCO Funds	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® Fund	(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

American General Finance Corp.
7.250% due 04/21/2015		$1,000	$1,007

Total Bank Loan Obligations (Cost $986)			1,007

CORPORATE BONDS & NOTES 29.7%

BANKING & FINANCE 19.3%

Ally Financial, Inc.
6.625% due 05/15/2012		5,900	6,166
6.875% due 08/28/2012		1,800	1,876
7.250% due 03/02/2011		650	665
7.500% due 12/31/2013		7,800	8,366
8.300% due 02/12/2015		2,000	2,185

American Express Co.
4.875% due 07/15/2013		1,500	1,624
7.000% due 03/19/2018		1,000	1,206

American Express Credit Corp.
7.300% due 08/20/2013		1,700	1,955

American General Finance Corp.
5.200% due 12/15/2011		1,400	1,365

American International Group, Inc.
2.875% due 06/20/2011	CHF	1,000	1,018
4.000% due 09/20/2011	EUR	4,600	6,284
4.700% due 10/01/2010		$1,200	1,200
8.250% due 08/15/2018		1,800	2,106

ASB Finance Ltd.
0.953% due 02/13/2012	EUR	2,000	2,703

Bank of America Corp.
7.375% due 05/15/2014		$10,000	11,507

Barclays Bank PLC
0.465% due 03/23/2017		1,000	927

BNP Paribas
0.931% due 04/08/2013		500	498

BRFkredit A/S
0.776% due 04/15/2013		8,400	8,404

CIT Group, Inc.
7.000% due 05/01/2013		619	625
7.000% due 05/01/2014		328	329
7.000% due 05/01/2015		654	653
7.000% due 05/01/2016		546	541
7.000% due 05/01/2017		1,060	1,042

Citigroup, Inc.
0.562% due 06/09/2016		5,800	4,921
2.384% due 08/13/2013		12,800	12,901
4.750% due 05/31/2017	EUR	600	796

CNA Financial Corp.
6.000% due 08/15/2011		$1,000	1,037

Credit Agricole S.A.
0.816% due 02/02/2012		3,800	3,785

Dexia Credit Local
0.693% due 03/05/2013		5,300	5,284
2.000% due 03/05/2013		2,700	2,722

Dexia Credit Local S.A.
0.778% due 01/12/2012		5,200	5,176
0.940% due 09/23/2011		7,900	7,930

DnB NOR Bank ASA
0.527% due 09/01/2016		1,000	975

Ford Motor Credit Co. LLC
7.375% due 02/01/2011		1,600	1,630

Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	410,000	4,816

Goldman Sachs Group, Inc.
0.740% due 03/22/2016		$2,000	1,852
0.912% due 07/22/2015		400	376

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HCP, Inc.
6.300% due 09/15/2016		$1,000	$1,088

HSBC Finance Corp.
0.628% due 08/09/2011		900	899
2.021% due 10/20/2010		8,200	8,201

ING Bank NV
1.089% due 03/30/2012		4,400	4,386
1.157% due 01/13/2012		10,500	10,496

International Lease Finance Corp.
1.274% due 08/15/2011	EUR	1,700	2,236

JPMorgan Chase Bank N.A.
0.622% due 06/13/2016		$700	664

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)		2,500	553

Macquarie Bank Ltd.
2.600% due 01/20/2012		4,100	4,205

Morgan Stanley
0.830% due 01/09/2014		800	757
1.006% due 10/15/2015		1,600	1,469
1.222% due 04/13/2016	EUR	1,000	1,220

National Australia Bank Ltd.
1.031% due 07/08/2014		$2,300	2,323

Royal Bank of Scotland Group PLC
0.784% due 04/08/2011		7,000	7,006
0.806% due 10/14/2016		6,700	5,724
1.450% due 10/20/2011		2,500	2,519
2.625% due 05/11/2012		2,500	2,569

Sumitomo Mitsui Banking Corp.
1.002% due 12/29/2049	JPY	100,000	1,193

Sun Life Financial Global Funding LP
0.694% due 07/06/2011		$1,000	993

UBS AG
1.439% due 02/23/2012		2,600	2,619

Wachovia Corp.
0.896% due 10/15/2016		1,800	1,647

Wells Fargo & Co.
7.980% due 03/29/2049		2,600	2,750

XL Capital Finance Europe PLC
6.500% due 01/15/2012		1,300	1,357

			184,320

INDUSTRIALS 6.2%

Black & Decker Corp.
8.950% due 04/15/2014		1,500	1,851

Centex Corp.
7.875% due 02/01/2011		1,600	1,634

Commercial Metals Co.
6.500% due 07/15/2017		2,400	2,501

Daimler Finance North America LLC
5.750% due 09/08/2011		1,400	1,462

DISH DBS Corp.
6.625% due 10/01/2014		1,000	1,047
7.125% due 02/01/2016		200	211
7.750% due 05/31/2015		11,600	12,426

Dow Chemical Co.
2.668% due 08/08/2011		2,600	2,632

Gannett Co., Inc.
5.750% due 06/01/2011		1,000	1,017

Hanson Australia Funding Ltd.
5.250% due 03/15/2013		900	910

Kraft Foods, Inc.
6.125% due 02/01/2018		2,000	2,362
6.500% due 08/11/2017		1,100	1,320

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Macy's Retail Holdings, Inc.
5.350% due 03/15/2012	$400	$419
8.375% due 07/15/2015	300	345

Masco Corp.
5.875% due 07/15/2012	700	727
6.125% due 10/03/2016	2,000	2,037

MeadWestvaco Corp.
6.850% due 04/01/2012	1,000	1,069

Nabors Industries, Inc.
6.150% due 02/15/2018	4,600	5,127

Pemex Project Funding Master Trust
0.896% due 12/03/2012	3,600	3,591

Pulte Group, Inc.
5.250% due 01/15/2014	400	403

Reynolds American, Inc.
0.992% due 06/15/2011	2,800	2,804

RR Donnelley & Sons Co.
6.125% due 01/15/2017	3,300	3,461

Seagate Technology HDD Holdings
6.375% due 10/01/2011	400	414

Southwest Airlines Co.
5.125% due 03/01/2017	1,300	1,368

Time Warner Cable, Inc.
5.400% due 07/02/2012	3,600	3,858

Whirlpool Corp.
8.000% due 05/01/2012	1,000	1,090

WPP Finance UK
5.875% due 06/15/2014	2,400	2,662

		58,748

UTILITIES 4.2%

BP Capital Markets PLC
0.422% due 04/11/2011	15,100	15,055

British Telecommunications PLC
9.375% due 12/15/2010	7,100	7,213

CenturyLink, Inc.
6.000% due 04/01/2017	3,500	3,673

Nextel Communications, Inc.
7.375% due 08/01/2015	200	202

NRG Energy, Inc.
8.250% due 09/01/2020	700	725

Telecom Italia Capital S.A.
0.946% due 02/01/2011	1,300	1,298
1.135% due 07/18/2011	1,000	997

Telefonica Emisiones SAU
0.775% due 02/04/2013	1,500	1,469

Vodafone Group PLC
5.350% due 02/27/2012	8,600	9,111

		39,743

Total Corporate Bonds & Notes (Cost $274,321)		282,811

MUNICIPAL BONDS & NOTES 2.1%

ILLINOIS 0.5%

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	5,200	5,210

NEW JERSEY 1.6%

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	15,200	15,129

Total Municipal Bonds & Notes (Cost $20,400)		20,339

See Accompanying Notes	Semiannual Report	September 30, 2010	83

Schedule of Investments  PIMCO StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 25.5%

Fannie Mae
0.376% due 03/25/2034	$906	$896
0.506% due 05/25/2037	2,947	2,937
0.606% due 03/25/2037 - 07/25/2037	3,759	3,756
0.616% due 03/25/2037	2,040	2,037
0.636% due 07/25/2037	3,329	3,331
0.656% due 05/25/2031 - 09/25/2035	4,127	4,126
0.666% due 09/25/2035	4,713	4,710
0.701% due 02/25/2037	3,942	3,936
0.886% due 05/25/2040	6,737	6,770
0.956% due 10/25/2037	4,490	4,519
0.976% due 06/25/2037	1,537	1,546
0.986% due 06/25/2040	24,709	24,834
0.996% due 03/25/2040	4,963	5,006
1.006% due 03/25/2038 - 01/25/2040	21,931	22,120
1.076% due 12/25/2039	4,341	4,387
1.125% due 09/30/2013 (d)(f)	1,300	1,311
1.156% due 07/25/2039	3,875	3,917
1.586% due 07/01/2044	210	211
2.328% due 11/01/2035	428	438
2.347% due 04/01/2035	2,127	2,201
2.475% due 05/01/2022	3	3
3.000% due 09/16/2014 (f)	1,000	1,070
3.047% due 04/01/2018	35	36
3.225% due 12/01/2033	533	557
4.309% due 11/01/2027	31	31
4.338% due 11/01/2028	41	42
4.385% due 07/01/2028	29	30
4.414% due 04/01/2028	28	29
4.479% due 11/01/2028	51	52
4.500% due 03/01/2039 - 10/01/2040	21,000	21,882
4.625% due 10/15/2013	300	334
4.655% due 12/01/2036	1,197	1,250
4.811% due 02/01/2027	4	4
4.868% due 09/01/2034	1,063	1,104
5.000% due 02/25/2017 - 04/25/2033	1,625	1,773
5.500% due 12/01/2034 - 10/01/2040	3,914	4,168
5.710% due 08/01/2029	23	24
6.000% due 06/01/2017 - 10/01/2039	29,798	32,411
6.000% due 11/01/2036 (f)	3,768	4,071
6.500% due 10/01/2036	3,992	4,374
7.000% due 02/01/2015 - 03/01/2015	423	452
7.500% due 09/01/2015 - 05/01/2016	361	393
8.000% due 03/01/2030 - 07/01/2031	121	140

Freddie Mac
0.557% due 02/15/2037	316	316
0.587% due 02/15/2037	853	854
0.597% due 02/15/2037	1,922	1,920
0.607% due 12/15/2030	446	446
0.657% due 06/15/2018	245	245
0.857% due 10/15/2037	1,724	1,733
0.867% due 07/15/2037	5,520	5,542
0.927% due 08/15/2037	5,600	5,630
0.957% due 08/15/2037	10,919	10,987
0.967% due 10/15/2037	2,809	2,827
0.977% due 05/15/2037 - 09/15/2037	12,303	12,373
1.007% due 08/15/2036	2,923	2,947
1.107% due 11/15/2039 - 12/15/2039	2,823	2,851
1.112% due 01/15/2038	3,509	3,540
1.586% due 02/25/2045	1,356	1,376
2.147% due 06/01/2022	7	7
2.487% due 12/01/2022	27	29

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.635% due 06/01/2035	$2,161	$2,261
3.639% due 07/01/2019	290	302
4.500% due 05/01/2040	1,000	1,041
5.500% due 07/01/2038	482	512
6.000% due 03/01/2016 - 02/01/2034	2,980	3,273
6.500% due 10/25/2043	1,675	1,896
8.500% due 04/01/2025 - 06/01/2025	17	20

Ginnie Mae
0.657% due 09/20/2030	3	3
3.125% due 12/20/2022 - 12/20/2027	282	291
3.375% due 02/20/2026 - 02/20/2028	630	651
3.625% due 07/20/2018 - 07/20/2027	1,282	1,326
8.000% due 04/20/2030	124	146

Total U.S. Government Agencies (Cost $239,887)		242,564

U.S. TREASURY OBLIGATIONS 5.3%

U.S. Treasury Notes
0.375% due 08/31/2012 (d)(f)	50,335	50,302
0.625% due 06/30/2012	100	100

Total U.S. Treasury Obligations (Cost $50,320)		50,402

MORTGAGE-BACKED SECURITIES 6.3%

Bank Mart
4.567% due 03/01/2019 (i)	409	332

Bear Stearns Adjustable Rate Mortgage Trust
2.961% due 04/25/2033	286	282
3.141% due 11/25/2034	1,776	1,553
3.349% due 01/25/2034	1,279	1,230
3.399% due 02/25/2033	56	52
3.580% due 01/25/2034	65	54

Bear Stearns Alt-A Trust
2.984% due 09/25/2035	447	340

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	1,444	1,001
5.436% due 12/26/2046	814	581

Citigroup Mortgage Loan Trust, Inc.
2.650% due 10/25/2035	3,292	2,790
2.650% due 12/25/2035	1,074	976

Countrywide Alternative Loan Trust
0.436% due 05/25/2047	1,308	727

Credit Suisse First Boston Mortgage Securities Corp.
0.962% due 03/25/2032	251	211
2.758% due 06/25/2032	25	21
4.856% due 06/25/2032	10	8

Credit Suisse Mortgage Capital Certificates
0.327% due 02/15/2022	10,819	10,024
0.357% due 10/15/2021	1,954	1,858

Fund America Investors Corp. II
2.577% due 06/25/2023	8	7

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046	456	417
0.526% due 11/25/2045	476	283

GS Mortgage Securities Corp. II
0.388% due 03/06/2020	2,300	2,198

GSR Mortgage Loan Trust
0.606% due 01/25/2034	232	188

Harborview Mortgage Loan Trust
0.447% due 01/19/2038	3,147	1,976

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Impac CMB Trust
1.016% due 10/25/2033	$54	$47
1.256% due 07/25/2033	1,029	710

JPMorgan Chase Commercial Mortgage Securities Corp.
0.377% due 02/15/2020	3,953	3,798

JPMorgan Mortgage Trust
5.151% due 09/25/2035	2,762	2,689

Lehman Mortgage Trust
0.576% due 08/25/2036	6,721	5,028

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	665	519

Morgan Stanley Capital I
0.318% due 10/15/2020	485	449

Prime Mortgage Trust
0.656% due 02/25/2019	51	49
0.656% due 02/25/2034	365	331

Resecuritization Mortgage Trust
0.506% due 04/26/2021	1	1

Salomon Brothers Mortgage Securities VII, Inc.
3.023% due 12/25/2030	455	471

Structured Asset Mortgage Investments, Inc.
0.507% due 07/19/2035	1,364	1,261
0.536% due 02/25/2036	726	450
9.219% due 06/25/2029	545	566

Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020	2,389	2,102
0.347% due 09/15/2021	7,976	7,409

WaMu Mortgage Pass-Through Certificates
0.526% due 12/25/2045	695	581
0.546% due 10/25/2045	395	321
1.370% due 02/25/2046	3,784	2,827
1.570% due 11/25/2042	145	126
1.770% due 06/25/2042	496	406
3.003% due 02/27/2034	1,418	1,413

Wells Fargo Mortgage-Backed Securities Trust
4.900% due 01/25/2035	1,226	1,196

Total Mortgage-Backed Securities (Cost $65,164)		59,859

ASSET-BACKED SECURITIES 3.2%

Aames Mortgage Investment Trust
1.831% due 01/25/2035	4,004	3,985

AFC Home Equity Loan Trust
0.806% due 06/25/2028	303	133

AMMC CDO
0.526% due 08/08/2017	3,400	3,252

Asset-Backed Funding Certificates
0.736% due 06/25/2035	6,306	6,214

Bear Stearns Asset-Backed Securities Trust
0.346% due 06/25/2047	385	369

Brascan Real Estate CDO
0.871% due 01/20/2040	2,978	2,870

Chase Funding Mortgage Loan Asset-Backed Certificates
0.996% due 10/25/2032	180	149

Chase Issuance Trust
1.792% due 09/15/2015	5,200	5,397

Chrysler Financial Auto Securitization Trust
1.850% due 06/15/2011	932	933

Citigroup Mortgage Loan Trust, Inc.
0.316% due 07/25/2045	2,321	1,823

Countrywide Asset-Backed Certificates
0.456% due 08/25/2034	2,646	2,453

84	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032		$254	$200

Ford Credit Auto Owner Trust
2.100% due 11/15/2011		76	76

Globaldrive BV
4.000% due 10/20/2016	EUR	57	80

Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		$1,179	1,181

HSBC Home Equity Loan Trust
0.527% due 01/20/2035		1,399	1,240

HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036		99	91

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		49	42

Morgan Stanley ABS Capital I
0.296% due 10/25/2036		52	52

Total Asset-Backed Securities (Cost $31,156)			30,540

SOVEREIGN ISSUES 0.9%

Export-Import Bank of Korea
0.616% due 11/16/2010		5,900	5,883

Hydro Quebec
0.525% due 09/29/2049		1,200	864

Korea Development Bank
0.619% due 11/22/2012		2,200	2,146

Total Sovereign Issues (Cost $9,140)			8,893

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.1%

American International Group, Inc.
8.500% due 08/01/2011	109,100	$937

CONSUMER DISCRETIONARY 0.1%

Motors Liquidation Co.
5.250% due 03/06/2032	72,000	565

Total Convertible Preferred Securities (Cost $1,221)		1,502

PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.7%

DG Funding Trust
0.652% due 12/31/2049	913	7,046

Total Preferred Securities (Cost $9,564)		7,046

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 27.6%

CERTIFICATES OF DEPOSIT 0.1%

Intesa Sanpaolo SpA
1.025% due 01/19/2012	$600	594

REPURCHASE AGREEMENTS 1.5%

Deutsche Bank AG
0.320% due 10/01/2010	3,100	3,100
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $3,166. Repurchase proceeds are $3,100.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010		$10,000	$10,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $11,223. Repurchase proceeds are $10,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010		1,457	1,457
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $1,487. Repurchase proceeds are $1,457.)

			14,557

JAPAN TREASURY BILLS 4.5%
0.110% due 10/25/2010	JPY	3,580,000	42,881

U.S. TREASURY BILLS 0.2%
0.097% due 10/07/2010 - 10/21/2010 (b)(d)		$1,780	1,780

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 21.3%
		20,195,900	202,323

Total Short-Term Instruments (Cost $260,313)			262,135

Total Investments 101.6% (Cost $962,472)			$967,098

Written Options (h) (0.2%) (Premiums $1,309)			(1,890)

Other Assets and Liabilities (Net) (1.4%)			(13,684)

Net Assets 100.0%			$951,524

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $2,578 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $14,059 at a weighted average interest rate of -0.015%. On September 30, 2010, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $52,396 and cash of $1,894 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	175	$329
90-Day Eurodollar June Futures	Long	06/2011	48	36
90-Day Eurodollar March Futures	Long	03/2011	412	230
E-mini S&P 500 Index December Futures	Long	12/2010	8,081	15,264
S&P 500 Index December Futures	Long	12/2010	716	6,489
U.S. Treasury 5-Year Note December Futures	Long	12/2010	4	6

				$22,354

See Accompanying Notes	Semiannual Report	September 30, 2010	85

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

(g)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	0.910%	12/20/2012	1.534%	$	600	$(8)	$0	$(8)
American International Group, Inc.	BOA	0.930%	12/20/2012	1.534%		1,000	(13)	0	(13)
American International Group, Inc.	RBS	0.780%	12/20/2012	1.534%		600	(10)	0	(10)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	1.248%		600	(3)	0	(3)
Berkshire Hathaway Finance Corp.	CSFB	0.850%	03/20/2013	1.248%		1,500	(14)	0	(14)
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	1.248%		1,800	(13)	0	(13)
Berkshire Hathaway Finance Corp.	RBS	0.870%	03/20/2013	1.248%		1,500	(13)	0	(13)
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%		2,100	93	(56)	149
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.128%		4,100	(24)	(48)	24
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.128%		1,600	(9)	(9)	0
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.671%		1,300	8	0	8
Brazil Government International Bond	HSBC	1.000%	03/20/2011	0.487%		900	2	4	(2)
Brazil Government International Bond	HSBC	1.000%	03/20/2015	1.067%		7,900	(20)	(163)	143
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.067%		2,600	(7)	(56)	49
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.487%		2,500	7	12	(5)
Brazil Government International Bond	UBS	1.000%	03/20/2015	1.067%		2,600	(7)	(56)	49
California State General Obligation Bonds, Series 2003	GSC	1.580%	09/20/2011	1.454%		1,700	4	0	4
General Electric Capital Corp.	BNP	0.770%	03/20/2013	1.584%		1,400	(27)	0	(27)
General Electric Capital Corp.	BNP	4.600%	12/20/2013	1.681%		2,800	258	0	258
General Electric Capital Corp.	BNP	4.700%	12/20/2013	1.681%		600	57	0	57
General Electric Capital Corp.	BNP	1.000%	12/20/2015	1.831%		11,900	(471)	(497)	26
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.681%		700	51	0	51
General Electric Capital Corp.	CITI	4.200%	12/20/2013	1.681%		1,300	103	0	103
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.681%		800	67	0	67
General Electric Capital Corp.	DUB	4.230%	12/20/2013	1.681%		900	72	0	72
General Electric Capital Corp.	MSC	0.750%	03/20/2013	1.584%		2,300	(46)	0	(46)
MBIA, Inc.	BOA	2.800%	12/20/2012	33.224%		600	(269)	0	(269)
MBIA, Inc.	DUB	3.400%	12/20/2012	33.224%		600	(263)	0	(263)
MetLife, Inc.	JPM	1.700%	03/20/2013	1.646%		1,000	2	0	2
Mexico Government International Bond	BCLY	0.390%	01/20/2012	0.744%		5,000	(19)	0	(19)
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.658%		1,700	3	6	(3)
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.658%		2,000	4	4	0
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	2.347%		1,400	(131)	0	(131)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		9,500	(42)	(118)	76
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	1.484%		1,500	12	0	12
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	1.484%		900	9	0	9
Prudential Financial, Inc.	CSFB	1.960%	03/20/2013	1.484%		2,500	30	0	30
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	1.484%		1,600	35	0	35
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	1.484%		600	6	0	6
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	1.484%		600	13	0	13
Republic of Germany	JPM	0.250%	03/20/2015	0.335%		5,500	(20)	0	(20)
SLM Corp.	BOA	5.000%	12/20/2011	3.115%		500	12	(35)	47
SLM Corp.	BOA	2.860%	12/20/2012	4.056%		1,400	(34)	0	(34)
SLM Corp.	BOA	5.025%	03/20/2013	4.223%		1,300	26	0	26
SLM Corp.	JPM	4.930%	03/20/2013	4.223%		1,500	27	0	27
South Korea Government Bond	CITI	1.000%	03/20/2011	0.478%		1,500	4	9	(5)
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.567%		200	4	2	2
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.590%		3,800	69	20	49
Wells Fargo & Co.	RBS	1.700%	03/20/2013	0.692%		500	13	0	13

							$(472)	$(981)	$509

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	JPM	5.000%	06/20/2015	$	100	$12	$12	$0
CDX.EM-13 Index	MSC	5.000%	06/20/2015		4,600	570	579	(9)
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		100	13	13	0
CDX.EM-14 Index	MSC	5.000%	12/20/2015		2,000	266	260	6
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		4,815	(10)	0	(10)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012		1,156	(1)	0	(1)
CDX.HY-14 5-Year Index	CITI	5.000%	06/20/2015		4,000	(12)	(78)	66
CDX.HY-14 5-Year Index	MSC	5.000%	06/20/2015		12,000	(90)	(502)	412
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		3,000	(74)	(91)	17
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		3,858	48	0	48
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		193	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		385	4	0	4
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		964	10	0	10

						$738	$193	$545

86	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,300	$103	$0	$103
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,000	49	0	49
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	1,800	(15)	(33)	18
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		56,900	527	238	289
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		21,000	194	80	114
Pay	1-Year BRL-CDI	11.440%	01/02/2012	UBS		23,900	122	0	122
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	17	0	17
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		65,700	356	86	270

							$1,353	$371	$982

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	102,037	3-Month USD-LIBOR less a specified spread	$ 187,279	10/29/2010	BOA	$7,385
Receive	S&P 500 Index	45,000	3-Month USD-LIBOR less a specified spread	85,903	12/31/2010	CSFB	0

							$7,385

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.500	11/26/2010	22	$6	$9
Call - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	1,234	383	541
Call - CME S&P 500 Index October Futures	1,155.000	10/15/2010	27	54	62
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	22	12	4
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	1,234	303	97
Put - CME S&P 500 Index October Futures	1,070.000	10/15/2010	27	76	24

				$834	$737

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	17,000	$119	$19
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	$	4,100	26	1
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		17,000	41	996
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		17,000	150	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		900	7	0

								$343	$1,016

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	6,000	$14	$15
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		6,000	34	13
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	11/17/2010	$	7,700	10	10
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	11/17/2010		7,700	8	5

							$66	$43

See Accompanying Notes	Semiannual Report	September 30, 2010	87

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,700	$15	$21
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,900	44	62
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,000	7	11

						$66	$94

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	96	$158,700	EUR	17,000	$1,372
Sales	2,918	106,930		12,000	2,255
Closing Buys	(394)	(148,830)		0	(1,781)
Expirations	(54)	(21,600)		0	(352)
Exercised	0	(33,200)		0	(185)

Balance at 09/30/2010	2,566	$62,000	EUR	29,000	$1,309

(i)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$410	$332	0.03%

(j)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Market Value
Fannie Mae	6.000%	10/01/2040	$	19,000	$20,384	$20,416
Freddie Mac	6.000%	10/01/2040		3,000	3,216	3,219

					$23,600	$23,635

(k)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	248	10/2010	CITI	$1	$0	$1
Sell		248	10/2010	CITI	0	(1)	(1)
Buy		400	10/2010	CSFB	11	0	11
Buy		1,224	10/2010	MSC	100	0	100
Buy		248	10/2010	UBS	1	0	1
Buy	BRL	347	10/2010	HSBC	5	0	5
Sell		23,208	10/2010	HSBC	0	(605)	(605)
Buy		3,788	10/2010	JPM	130	0	130
Buy		4,807	10/2010	MSC	141	0	141
Buy		14,266	10/2010	RBS	431	0	431
Buy		24,961	12/2010	HSBC	638	0	638
Buy		173	12/2010	MSC	1	0	1
Buy		1,578	12/2010	RBS	21	0	21
Buy		372	09/2011	BOA	4	0	4
Buy		186	09/2011	MSC	2	0	2
Buy	CAD	310	10/2010	BNP	1	0	1
Sell		516	10/2010	CITI	0	(1)	(1)
Buy		206	10/2010	DUB	1	0	1
Buy		308	11/2010	BCLY	0	(1)	(1)
Buy		309	11/2010	BNP	0	(1)	(1)
Buy		2,669	11/2010	BOA	0	(3)	(3)
Buy		516	11/2010	CITI	1	0	1
Buy		308	11/2010	CSFB	0	(1)	(1)
Buy		605	11/2010	DUB	0	(4)	(4)
Buy		2,592	11/2010	HSBC	34	0	34
Buy		1,157	11/2010	RBC	17	0	17
Buy		284	11/2010	RBS	0	(2)	(2)
Sell	CHF	960	11/2010	CITI	0	(30)	(30)
Buy	CNY	31,742	11/2010	BCLY	73	0	73
Buy		584	11/2010	CITI	0	(1)	(1)

88	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	1,494	11/2010	DUB	$0	$(1)	$(1)
Buy		596	11/2010	MSC	0	(1)	(1)
Sell	EUR	9,890	10/2010	UBS	0	(715)	(715)
Sell		110	11/2010	DUB	0	(9)	(9)
Buy	GBP	300	10/2010	CITI	0	(2)	(2)
Sell		800	10/2010	CITI	0	(3)	(3)
Buy		500	10/2010	HSBC	0	(4)	(4)
Buy		800	12/2010	CITI	3	0	3
Sell		771	12/2010	CITI	0	(14)	(14)
Sell		165	12/2010	GSC	0	(2)	(2)
Buy		400	12/2010	RBS	0	(3)	(3)
Sell		373	12/2010	UBS	0	(6)	(6)
Buy	IDR	406,800	10/2010	BOA	6	0	6
Buy		3,030,502	10/2010	CITI	40	0	40
Sell		511,500	10/2010	HSBC	0	0	0
Buy		406,800	10/2010	RBS	6	0	6
Buy		893,997	10/2010	UBS	10	0	10
Buy		9,096,230	11/2010	BCLY	8	0	8
Buy		97,300	11/2010	CITI	1	0	1
Buy		65,320	11/2010	DUB	0	0	0
Buy		1,945,150	11/2010	HSBC	3	0	3
Buy		11,733,000	11/2010	JPM	14	0	14
Buy		1,846,000	04/2011	JPM	3	0	3
Buy		511,500	07/2011	HSBC	0	0	0
Buy	INR	13,974	11/2010	BCLY	9	0	9
Sell	JPY	2,055,850	10/2010	BNP	0	(1,001)	(1,001)
Sell		1,523,165	10/2010	DUB	0	(723)	(723)
Sell		695,641	12/2010	BCLY	0	(74)	(74)
Sell		631,918	12/2010	CSFB	0	(57)	(57)
Buy	KRW	31,461	11/2010	BCLY	1	0	1
Sell		67,830	11/2010	BCLY	0	(3)	(3)
Buy		267,419	11/2010	BOA	7	0	7
Buy		342,914	11/2010	CITI	6	0	6
Sell		597,610	11/2010	CITI	0	(38)	(38)
Buy		58,130	11/2010	DUB	1	0	1
Buy		35,190	11/2010	GSC	1	0	1
Buy		302,519	11/2010	JPM	2	(1)	1
Sell		214,800	11/2010	JPM	0	(14)	(14)
Buy		888,620	11/2010	MSC	17	(1)	16
Buy		116,150	11/2010	RBS	2	0	2
Sell		30,470	11/2010	RBS	0	(2)	(2)
Buy		1,375,918	01/2011	MSC	3	(2)	1
Buy	MXN	1,303	02/2011	BCLY	2	0	2
Buy		5,140	02/2011	CITI	3	(1)	2
Buy		1,273	02/2011	DUB	0	0	0
Buy		19,075	02/2011	JPM	7	0	7
Buy		16,590	02/2011	MSC	4	(5)	(1)
Buy		1,273	02/2011	UBS	0	0	0
Buy	MYR	809	10/2010	BCLY	24	0	24
Sell		310	10/2010	BCLY	0	0	0
Buy		103	10/2010	BOA	3	0	3
Buy		767	10/2010	CITI	20	0	20
Buy		387	10/2010	DUB	7	0	7
Buy		310	02/2011	BCLY	0	0	0
Buy		620	02/2011	HSBC	0	(1)	(1)
Buy		310	02/2011	JPM	0	0	0
Buy	PHP	2,223	11/2010	BCLY	3	0	3
Buy		15,984	11/2010	CITI	8	0	8
Buy		2,130	11/2010	DUB	3	0	3
Buy		26,828	06/2011	BCLY	0	(4)	(4)
Buy		8,972	06/2011	JPM	0	(1)	(1)
Buy	SGD	132	03/2011	CITI	1	0	1
Buy		264	03/2011	HSBC	1	0	1
Buy		132	03/2011	MSC	1	0	1
Buy	TRY	152	01/2011	BCLY	3	0	3
Buy		303	01/2011	CITI	5	0	5
Buy		151	01/2011	CSFB	2	0	2
Buy		750	01/2011	HSBC	8	0	8
Buy		902	01/2011	JPM	11	0	11
Buy	TWD	3,763	10/2010	BCLY	0	(1)	(1)
Buy		512	10/2010	CITI	0	0	0
Buy		3,068	10/2010	DUB	0	(1)	(1)
Buy		1,207	01/2011	DUB	0	0	0
Buy		738	01/2011	JPM	0	0	0
Buy		1,137	01/2011	MSC	0	0	0

See Accompanying Notes	Semiannual Report	September 30, 2010	89

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	TWD	616	01/2011	UBS	$0	$0	$0
Buy	ZAR	1,443	10/2010	BCLY	6	0	6
Buy		723	10/2010	BOA	3	0	3
Buy		2,217	10/2010	CITI	17	0	17
Buy		2,949	10/2010	HSBC	21	0	21
Buy		1,460	10/2010	JPM	9	0	9
Buy		2,210	10/2010	MSC	16	0	16
Buy		1,441	10/2010	UBS	6	0	6
Buy		728	01/2011	BCLY	3	0	3
Buy		728	01/2011	JPM	3	0	3
Buy		760	09/2011	BCLY	3	0	3
Buy		760	09/2011	MSC	3	0	3

					$1,962	$(3,340)	$(1,378)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$1,007	$0	$1,007
Corporate Bonds & Notes
Banking & Finance	0	183,127	1,193	184,320
Industrials	0	58,748	0	58,748
Utilities	0	39,743	0	39,743
Municipal Bonds & Notes
Illinois	0	5,210	0	5,210
New Jersey	0	15,129	0	15,129
U.S. Government Agencies	0	242,564	0	242,564
U.S. Treasury Obligations	0	50,402	0	50,402
Mortgage-Backed Securities	0	59,527	332	59,859
Asset-Backed Securities	0	24,418	6,122	30,540
Sovereign Issues	0	8,893	0	8,893
Convertible Preferred Securities
Banking & Finance	937	0	0	937
Consumer Discretionary	0	565	0	565
Preferred Securities
Banking & Finance	0	0	7,046	7,046
Short-Term Instruments
Certificates of Deposit	0	594	0	594
Repurchase Agreements	0	14,557	0	14,557
Japan Treasury Bills	0	42,881	0	42,881
U.S. Treasury Bills	0	1,780	0	1,780

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
PIMCO Short-Term Floating NAV Portfolio	$202,323	$0	$0	$202,323
Investments, at value	$203,260	$749,145	$14,693	$967,098

Short Sales, at value	$0	$(23,635)	$0	$(23,635)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,972	0	1,972
Equity Contracts	21,753	7,385	0	29,138
Foreign Exchange Contracts	0	1,962	0	1,962
Interest Rate Contracts	601	982	0	1,583
	$22,354	$12,301	$0	$34,655

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(918)	(43)	(961)
Equity Contracts	(86)	0	0	(86)
Foreign Exchange Contracts	0	(3,340)	0	(3,340)
Interest Rate Contracts	0	(1,667)	(94)	(1,761)
	$(86)	$(5,925)	$(137)	$(6,148)

Totals	$225,528	$731,886	$14,556	$971,970

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$1,061	$0	$0	$0	$0	$132	$0	$0	$1,193	$132
U.S. Government Agencies	7,894	(7,899)	0	0	0	5	0	0	0	0
Mortgage-Backed Securities	351	0	(46)	0	0	27	0	0	332	16
Asset-Backed Securities	3,089	3,377	(568)	9	27	188	0	0	6,122	188
Preferred Securities
Banking & Finance	7,441	0	0	0	0	(395)	0	0	7,046	(395)

Investments, at value	$19,836	$(4,522)	$(614)	$9	$27	$(43)	$0	$0	$14,693	$(59)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(152)	202	(66)	0	(19)	(8)	0	0	(43)	23
Interest Rate Contracts	(21)	0	(43)	0	0	(30)	0	0	(94)	(30)

	$(173)	$202	$(109)	$0	$(19)	$(38)	$0	$0	$(137)	$(7)

Totals	$19,663	$(4,320)	$(723)	$9	$8	$(81)	$0	$0	$14,556	$(66)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.

90	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(m)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$4	$0	$0	$0	$0	$4
Unrealized appreciation on foreign currency contracts	0	1,962	0	0	0	1,962
Unrealized appreciation on swap agreements	982	0	1,972	7,385	0	10,339

	$986	$1,962	$1,972	$7,385	$0	$12,305

Liabilities:
Written options outstanding	$1,761	$0	$43	$86	$0	$1,890
Variation margin payable (2)	0	0	0	2,395	0	2,395
Unrealized depreciation on foreign currency contracts	0	3,340	0	0	0	3,340
Unrealized depreciation on swap agreements	0	0	918	0	0	918

	$1,761	$3,340	$961	$2,481	$0	$8,543

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(22)	$0	$(22)
Net realized gain (loss) on futures contracts, written options and swaps	(625)	133	1,454	(3,315)	0	(2,353)
Net realized (loss) on foreign currency transactions	0	(658)	0	0	0	(658)

	$(625)	$(525)	$1,454	$(3,337)	$0	$(3,033)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(746)	$(8)	$206	$2,635	$0	$2,087
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(1,814)	0	0	0	(1,814)

	$(746)	$(1,822)	$206	$2,635	$0	$273

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $22,354 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	91

Schedule of Investments  PIMCO StocksPLUS® Total Return Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 29.4%

BANKING & FINANCE 23.5%

AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$100	$123

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		300	332

Ally Financial, Inc.
6.000% due 12/15/2011		100	102
6.625% due 05/15/2012		100	105
6.875% due 08/28/2012		1,600	1,669
7.500% due 09/15/2020		100	107

American Express Bank FSB
5.500% due 04/16/2013		500	545
5.550% due 10/17/2012		300	323

American Express Centurion Bank
6.000% due 09/13/2017		1,000	1,142

American Express Credit Corp.
5.875% due 05/02/2013		300	330

American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		200	208

American General Finance Corp.
4.875% due 07/15/2012		200	190
6.900% due 12/15/2017		700	588

American International Group, Inc.
5.050% due 10/01/2015		100	102
5.850% due 01/16/2018		2,300	2,392

Bank of America Corp.
0.706% due 08/15/2016		100	90
6.500% due 08/01/2016		1,000	1,126

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		100	106

Bank of Montreal
2.850% due 06/09/2015		100	105

Bank of Scotland PLC
4.880% due 04/15/2011		2,400	2,454

Barclays Bank PLC
5.450% due 09/12/2012		3,000	3,250
6.050% due 12/04/2017		600	652

BBVA Bancomer S.A.
7.250% due 04/22/2020		500	538

Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,600	1,866

BNP Paribas
0.931% due 04/08/2013		300	299
5.186% due 06/29/2049		1,200	1,137

CIT Group, Inc.
7.000% due 05/01/2013		128	129
7.000% due 05/01/2014		42	42
7.000% due 05/01/2015		142	142
7.000% due 05/01/2016		71	70
7.000% due 05/01/2017		99	97

Citigroup, Inc.
2.384% due 08/13/2013		200	202
5.500% due 04/11/2013		1,500	1,611
6.000% due 08/15/2017		1,900	2,056
8.500% due 05/22/2019		100	124

Deutsche Bank AG
1.169% due 02/17/2015		800	783

Dexia Credit Local
2.000% due 03/05/2013		2,200	2,218

Ford Motor Credit Co. LLC
7.250% due 10/25/2011		400	420
7.375% due 02/01/2011		1,200	1,222

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	200	279

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gazprom Via White Nights Finance BV
10.500% due 03/25/2014		$1,200	$1,442

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	2,000	2,352
5.875% due 01/14/2038		$500	510

Goldman Sachs Group, Inc.
6.150% due 04/01/2018		400	444
6.250% due 09/01/2017		1,200	1,347

International Lease Finance Corp.
5.000% due 09/15/2012		200	200
5.450% due 03/24/2011		1,000	1,009
6.750% due 09/01/2016		100	108

JPMorgan Chase & Co.
6.000% due 01/15/2018		400	458

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,300	1,478

JPMorgan Chase Capital XX
6.550% due 09/15/2066		100	102

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		1,800	407

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		700	690
6.050% due 08/15/2012		1,200	1,288
6.875% due 04/25/2018		1,000	1,123

MetLife, Inc.
6.400% due 12/15/2066		300	282

Morgan Stanley
2.876% due 05/14/2013		300	306

National Australia Bank Ltd.
2.550% due 01/13/2012		400	410
5.350% due 06/12/2013		400	439

Petroleum Export Ltd.
5.265% due 06/15/2011		27	27

Principal Life Income Funding Trusts
5.550% due 04/27/2015		500	553

Resona Bank Ltd.
5.850% due 09/29/2049		200	200

Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		2,000	2,015
2.625% due 05/11/2012		1,800	1,849
6.990% due 10/29/2049 (a)		700	571

SLM Corp.
3.173% due 01/31/2014		1,100	954

State Bank of India
4.500% due 07/27/2015		1,000	1,053

State Street Capital Trust IV
1.292% due 06/01/2077		100	73

Temasek Financial I Ltd.
4.300% due 10/25/2019		300	326

TNK-BP Finance S.A.
6.125% due 03/20/2012		100	104

UBS AG
5.750% due 04/25/2018		200	226
5.875% due 12/20/2017		400	453

USB Capital IX
6.189% due 10/29/2049		100	80

Wells Fargo & Co.
0.999% due 08/01/2011	EUR	1,000	1,349
7.980% due 03/29/2049		$1,400	1,480

			54,984

INDUSTRIALS 4.7%

Alcoa, Inc.
6.150% due 08/15/2020		200	206

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

America Movil SAB de C.V.
6.125% due 03/30/2040	$1,700	$1,901

AstraZeneca PLC
5.900% due 09/15/2017	300	362
6.450% due 09/15/2037	200	253

Codelco, Inc.
6.150% due 10/24/2036	100	119

Dow Chemical Co.
4.850% due 08/15/2012	600	635
6.000% due 10/01/2012	100	108

Gerdau Trade, Inc.
5.750% due 01/30/2021 (b)	100	102

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	1,300	1,471

Kraft Foods, Inc.
6.125% due 02/01/2018	500	590

Ohio National Financial Services, Inc.
6.375% due 04/30/2020	1,600	1,741

Peabody Energy Corp.
7.875% due 11/01/2026	100	111

Philip Morris International, Inc.
6.375% due 05/16/2038	200	247

President and Fellows of Harvard College
6.000% due 01/15/2019	400	486

Rohm and Haas Co.
6.000% due 09/15/2017	400	447

Shell International Finance BV
5.500% due 03/25/2040	100	115

Transocean, Inc.
4.950% due 11/15/2015	200	208

Union Pacific Corp.
5.700% due 08/15/2018	800	934

UnitedHealth Group, Inc.
4.875% due 02/15/2013	300	323

Vale Overseas Ltd.
5.625% due 09/15/2019	600	664

		11,023

UTILITIES 1.2%

Enel Finance International S.A.
6.800% due 09/15/2037	1,600	1,813

Qwest Corp.
7.625% due 06/15/2015	500	572

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	336

		2,721

Total Corporate Bonds & Notes (Cost $64,754)		68,728

MUNICIPAL BONDS & NOTES 3.9%

CALIFORNIA 2.4%

California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.918% due 04/01/2040	1,100	1,193

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	108
7.500% due 04/01/2034	100	109
7.550% due 04/01/2039	100	109

California State University Revenue Bonds, Series 2010
6.434% due 11/01/2030	100	109

92	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	$3,100	$2,349

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	800	851

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	270	214

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	500	523

		5,565

ILLINOIS 0.5%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	700	755

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	200	207

Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035	200	225

		1,187

IOWA 0.2%

Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	500	552

NEVADA 0.0%

Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	100	111

NEW YORK 0.5%

New York State Thruway Authority Revenue Bonds, Series 2010
5.883% due 04/01/2030	1,000	1,107

NORTH CAROLINA 0.1%

North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	200	217

WEST VIRGINIA 0.2%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	570	443

Total Municipal Bonds & Notes (Cost $9,446)		9,182

U.S. GOVERNMENT AGENCIES 42.6%

Fannie Mae
0.316% due 12/25/2036	141	139
0.606% due 07/25/2037 - 03/25/2044	1,436	1,421
0.636% due 07/25/2037	1,067	1,068
0.656% due 09/25/2035	686	685
0.666% due 09/25/2035	1,425	1,424
0.976% due 06/25/2037	1,403	1,412
0.986% due 06/25/2040	4,203	4,225
0.996% due 03/25/2040	1,598	1,612
1.125% due 09/30/2013	100	101
1.586% due 07/01/2044	66	66
1.625% due 10/26/2015	300	300
2.545% due 08/01/2033	60	63
2.688% due 09/01/2033	171	179

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.709% due 05/25/2035		$44	$47
3.129% due 06/01/2033		223	235
3.653% due 05/01/2036		9	9
4.000% due 11/01/2040		11,000	11,275
4.500% due 10/01/2040		46,000	47,912
4.655% due 12/01/2036		41	43
4.868% due 09/01/2034		43	44
5.000% due 04/25/2033 - 10/01/2040		4,717	4,972
5.162% due 01/01/2036		130	137
5.500% due 01/01/2021 - 04/01/2038		6,176	6,623
6.000% due 02/01/2036 - 02/01/2038		3,373	3,643
6.500% due 10/01/2035 - 10/01/2040		5,858	6,397
6.500% due 08/01/2037 (g)		377	412
7.000% due 09/01/2013		3	4

Freddie Mac
0.957% due 08/15/2037		876	881
0.967% due 10/15/2037		239	241
0.977% due 05/15/2037 - 09/15/2037		990	995
1.586% due 02/25/2045		47	47
2.605% due 03/01/2034		261	273
2.721% due 02/01/2024		17	18
4.500% due 10/01/2040		1,000	1,040
5.500% due 08/15/2030 - 07/01/2038		725	769
8.000% due 01/01/2017		5	5

Ginnie Mae
3.375% due 03/20/2027		3	3
6.000% due 05/15/2033 - 04/15/2034		23	25
8.000% due 02/15/2030		1	2

Small Business Administration
5.520% due 06/01/2024		924	1,008

Total U.S. Government Agencies (Cost $98,829)			99,755

U.S. TREASURY OBLIGATIONS 9.2%

Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025 (g)		1,503	1,729
3.875% due 04/15/2029 (g)		2,122	2,950

U.S. Treasury Notes
1.250% due 08/31/2015		700	700
1.875% due 06/30/2015 (g)		4,700	4,845
1.875% due 09/30/2017		200	200
2.125% due 05/31/2015 (g)		1,800	1,877
2.500% due 04/30/2015 (g)		2,700	2,863
2.750% due 11/30/2016 (g)		1,500	1,595
3.000% due 02/28/2017		900	968
3.125% due 01/31/2017		300	325
3.125% due 04/30/2017 (g)		2,300	2,490
3.250% due 12/31/2016		400	437
9.250% due 02/15/2016		400	563

Total U.S. Treasury Obligations (Cost $20,898)			21,542

MORTGAGE-BACKED SECURITIES 5.8%

American Home Mortgage Investment Trust
2.678% due 02/25/2045		172	150

Arran Residential Mortgages Funding PLC
2.403% due 05/16/2047	EUR	1,000	1,361

Banc of America Commercial Mortgage, Inc.
5.928% due 05/10/2045		$400	439

Banc of America Funding Corp.
2.893% due 05/25/2035		312	310
5.939% due 01/20/2047		398	294

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	$21	$21

BCRR Trust
5.858% due 07/17/2040	500	545

Bear Stearns Adjustable Rate Mortgage Trust
2.961% due 04/25/2033	3	3
3.349% due 01/25/2034	89	86
3.580% due 01/25/2034	4	3

Bear Stearns Alt-A Trust
2.848% due 05/25/2035	742	583
2.984% due 09/25/2035	163	124

Citigroup Mortgage Loan Trust, Inc.
2.650% due 12/25/2035	100	97

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	200	208

Countrywide Alternative Loan Trust
0.436% due 05/25/2047	413	230
6.000% due 10/25/2033	53	53

Countrywide Home Loan Mortgage Pass-Through Trust
3.172% due 02/20/2035	780	684
4.669% due 02/20/2036	101	79

Credit Suisse First Boston Mortgage Securities Corp.
1.842% due 05/25/2032	1	1

First Horizon Asset Securities, Inc.
2.923% due 08/25/2035	254	245

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046	152	139
0.336% due 01/25/2047	204	192

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	107
5.444% due 03/10/2039	100	106

GSR Mortgage Loan Trust
2.573% due 06/25/2034	231	216
5.196% due 11/25/2035	465	453
6.000% due 03/25/2037	163	147

Impac CMB Trust
1.256% due 07/25/2033	65	45

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,300	1,355
5.882% due 02/15/2051	100	105

JPMorgan Mortgage Trust
5.750% due 01/25/2036	201	182

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	200	201

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	194	151
2.160% due 12/25/2032	7	7

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	152	135
1.754% due 01/25/2029	65	63

Prime Mortgage Trust
0.656% due 02/25/2019	6	5
0.656% due 02/25/2034	51	46

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	207	211

Structured Adjustable Rate Mortgage Loan Trust
2.695% due 08/25/2035	173	141

Structured Asset Mortgage Investments, Inc.
0.507% due 07/19/2035	423	391

Structured Asset Securities Corp.
2.841% due 10/25/2035	221	178

See Accompanying Notes	Semiannual Report	September 30, 2010	93

Schedule of Investments PIMCO StocksPLUS® Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	$285	$278
0.376% due 10/25/2046	45	44

WaMu Mortgage Pass-Through Certificates
0.546% due 10/25/2045	84	69
0.896% due 12/25/2027	823	742
1.370% due 02/25/2046	297	222
1.570% due 11/25/2042	47	41
1.770% due 08/25/2042	32	29
3.003% due 02/27/2034	47	47

Wells Fargo Mortgage-Backed Securities Trust
2.931% due 10/25/2035	1,268	1,205
4.576% due 03/25/2036	428	380
4.900% due 01/25/2035	443	432

Total Mortgage-Backed Securities (Cost $14,269)		13,581

ASSET-BACKED SECURITIES 2.4%

Access Group, Inc.
1.798% due 10/27/2025	1,296	1,329

ACE Securities Corp.
0.306% due 12/25/2036	45	43

Ally Auto Receivables Trust
1.320% due 03/15/2012	123	123

Amortizing Residential Collateral Trust
0.836% due 07/25/2032	18	16

Bear Stearns Asset-Backed Securities Trust
0.336% due 10/25/2036	62	58

Centurion CDO VII Ltd.
0.845% due 01/30/2016	1,196	1,147

Chase Issuance Trust
1.792% due 09/15/2015	2,200	2,283

Countrywide Asset-Backed Certificates
0.306% due 05/25/2047	39	38
0.336% due 06/25/2037	46	46
0.736% due 12/25/2031	62	33

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032	13	10

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036	117	116

Fremont Home Loan Trust
0.316% due 01/25/2037	76	69

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034	12	11

MASTR Asset-Backed Securities Trust
0.316% due 11/25/2036	17	17

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nationstar Home Equity Loan Trust
0.376% due 04/25/2037		$375	$365

Truman Capital Mortgage Loan Trust
0.596% due 01/25/2034		13	12

Total Asset-Backed Securities (Cost $5,648)			5,716

SOVEREIGN ISSUES 2.0%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	300	199

Canada Government Bond
2.500% due 09/01/2013	CAD	500	499

Canada Housing Trust No. 1
3.350% due 12/15/2020		500	495

Export-Import Bank of China
4.875% due 07/21/2015		$100	112

Export-Import Bank of Korea
5.125% due 06/29/2020		100	108

Korea Housing Finance Corp.
4.125% due 12/15/2015		300	315

Mexico Government International Bond
5.950% due 03/19/2019		100	118
6.050% due 01/11/2040		100	115

Province of Ontario Canada
4.600% due 06/02/2039	CAD	100	103

Qatar Government International Bond
6.400% due 01/20/2040		$2,100	2,509

Total Sovereign Issues (Cost $4,136)			4,573

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%

BANKING & FINANCE 0.5%

American International Group, Inc.
8.500% due 08/01/2011		21,600	186

Wells Fargo & Co.
7.500% due 12/31/2049		900	905

			1,091

CONSUMER DISCRETIONARY 0.1%

Motors Liquidation Co.
5.250% due 03/06/2032		40,000	314

Total Convertible Preferred Securities (Cost $2,447)			1,405

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.7%

DG Funding Trust
0.652% due 12/31/2049	217	$1,674

Total Preferred Securities (Cost $2,294)		1,674

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 33.2%

REPURCHASE AGREEMENTS 1.5%

Deutsche Bank AG
0.320% due 10/01/2010	$300	300
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $307. Repurchase proceeds are $300.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	2,000	2,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $2,040. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	1,207	1,207
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $1,231. Repurchase proceeds are $1,207.)

		3,507

U.S. TREASURY BILLS 0.2%
0.097% due 10/14/2010 (e)	549	549

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 31.5%
	7,356,166	73,694

Total Short-Term Instruments (Cost $77,741)		77,750

PURCHASED OPTIONS (i) 0.0%
(Cost $3)		1

Total Investments 129.8% (Cost $300,465)		$303,907

Written Options (j) (0.2%) (Premiums $618)		(356)

Other Assets and Liabilities (Net) (29.6%)		(69,421)

Net Assets 100.0%		$234,130

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $549 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $5,877 at a weighted average interest rate of 0.043%. On September 30, 2010, there were no open reverse repurchase agreements.

94	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(g)	Securities with an aggregate market value of $11,099 and cash of $48 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	113	$236
90-Day Eurodollar December Futures	Long	12/2011	9	5
90-Day Eurodollar June Futures	Long	06/2011	40	27
90-Day Eurodollar June Futures	Long	06/2012	9	8
90-Day Eurodollar March Futures	Long	03/2011	126	89
90-Day Eurodollar March Futures	Long	03/2012	9	7
90-Day Eurodollar September Futures	Long	09/2011	15	8
E-mini S&P 500 Index December Futures	Long	12/2010	322	604
S&P 500 Index December Futures	Long	12/2010	388	3,590
U.S. Treasury 5-Year Note December Futures	Long	12/2010	24	32

				$4,606

(h)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%	$	500	$(2)	$(7)	$5
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.099%		1,000	(4)	(10)	6
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.099%		500	(2)	(7)	4
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%		600	(3)	(6)	3
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%		100	(1)	(1)	0
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%		500	(3)	(5)	2
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.136%		700	(1)	0	(1)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.538%		700	(14)	0	(13)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	1.584%		1,400	4	0	4
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%		300	7	4	3
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%		100	2	1	1
Japan Government International Bond	JPM	1.000%	03/20/2015	0.500%		600	13	7	6
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.567%		200	3	1	2
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.567%		100	3	2	1
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		1,000	18	4	14
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.567%		200	3	1	2
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.590%		600	11	4	7

							$34	$(12)	$46

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$	300	$37	$35	$2
CDX.EM-13 Index	DUB	5.000%	06/20/2015		900	111	117	(6)
CDX.EM-13 Index	MSC	5.000%	06/20/2015		700	87	79	8
CDX.EM-14 Index	BCLY	5.000%	12/20/2015		900	120	112	8
CDX.EM-14 Index	DUB	5.000%	12/20/2015		300	40	38	2
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		200	27	26	1
CDX.EM-14 Index	MSC	5.000%	12/20/2015		300	40	39	1
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		100	(3)	(3)	0
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,350	17	0	17
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		386	4	0	4
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		675	7	0	7
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		400	(1)	(2)	1
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		100	0	(1)	1
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015		2,600	(8)	(10)	2
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015		200	(1)	(1)	0

						$477	$429	$48

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	Semiannual Report	September 30, 2010	95

Schedule of Investments PIMCO StocksPLUS® Total Return Fund (Cont.)

(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,100	$49	$0	$49
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	2,500	(21)	(45)	24
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	3	0	3
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	5	0	5
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		600	4	1	3
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		8,300	56	8	48
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		600	4	1	3
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		1,400	10	2	8
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		600	6	3	3
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		1,000	9	4	5
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	4	0	4
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		2,000	9	(1)	10
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		100	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,000	41	0	41
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		500	4	1	3
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,500	44	(10)	54
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		100	6	1	5
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	17	1	16
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	5	0	5
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		200	1	0	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,000	6	1	5
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		1,100	7	2	5
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		2,900	16	4	12
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		700	4	(1)	5
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		200	0	0	0
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		200	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		300	2	0	2
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		100	1	0	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		600	6	1	5
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		800	8	1	7
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		200	3	1	2
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		700	6	1	5
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		100	1	0	1
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		100	0	0	0
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		200	1	1	0
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	2	0	2
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		200	3	1	2
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		600	9	3	6
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	2	1	1
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,000	17	7	10
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	300	(1)	1	(2)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		10,000	(43)	5	(48)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS		2,700	43	0	43
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	600	2	(5)	7
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		600	2	(5)	7
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		2,200	8	(15)	23
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		400	2	(3)	5

							$365	$(33)	$398

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	54,111	3-Month USD-LIBOR less a specified spread	$	99,316	10/29/2010	BOA	$3,917

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$105.500	11/26/2010	80	$1	$1
Put - CME S&P 500 Index December Futures	350.000	12/16/2010	57	2	0

				$3	$1

96	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC Fannie Mae 4.500% due 11/01/2040	$	97.000	11/03/2010	$	1,000	$0	$0

(j)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.500	11/26/2010	11	$3	$4
Call - CME S&P 500 Index October Futures	1,155.000	10/15/2010	6	12	14
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	11	6	2
Put - CME S&P 500 Index October Futures	1,070.000	10/15/2010	6	17	5

				$38	$25

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	$	300	$4	$2
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	9	5
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		700	1	1
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		700	2	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		600	8	4
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,400	31	18
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,300	19	15
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		500	1	1
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,600	18	9
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,800	94	54
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		300	2	2
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		1,100	6	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		1,800	3	3
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		3,400	22	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		300	4	2
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		4,200	44	28
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	11	5
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		300	4	2
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		500	1	1
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		2,700	6	14
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		500	2	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		2,700	11	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,200	25	12
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		1,900	4	4
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		1,900	7	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,100	7	0
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		500	3	3
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		5,500	43	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		600	9	4
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		3,000	29	20
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,500	26	19
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		1,200	30	17
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		9,600	76	64

								$562	$309

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$	400	$2	$2
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010		300	2	1

							$4	$3

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,100	$9	$14
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	400	5	5

						$14	$19

See Accompanying Notes	Semiannual Report	September 30, 2010	97

Schedule of Investments PIMCO StocksPLUS® Total Return Fund (Cont.)

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	326	$79,200	$727
Sales	127	79,800	864
Closing Buys	(407)	(86,000)	(886)
Expirations	(12)	(6,100)	(87)
Exercised	0	0	0

Balance at 09/30/2010	34	$66,900	$618

(k)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	10/01/2040	$4,000	$4,297	$4,298

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	10	10/2010	BOA	$0	$0	$0
Buy		100	10/2010	CSFB	3	0	3
Buy		813	10/2010	RBS	61	0	61
Buy		60	10/2010	UBS	0	0	0
Buy	BRL	1,616	10/2010	HSBC	52	0	52
Sell		4,878	10/2010	HSBC	0	(118)	(118)
Buy		1,835	10/2010	JPM	60	0	60
Buy		354	10/2010	RBC	8	0	8
Buy		1,075	10/2010	RBS	33	0	33
Buy		5,495	12/2010	HSBC	129	0	129
Buy		884	12/2010	RBS	15	0	15
Buy		186	09/2011	BOA	2	0	2
Buy	CAD	103	10/2010	BNP	0	0	0
Sell		103	10/2010	CITI	0	0	0
Buy		103	11/2010	BCLY	0	0	0
Buy		922	11/2010	BOA	0	(2)	(2)
Buy		103	11/2010	CITI	0	0	0
Buy		103	11/2010	CSFB	0	0	0
Sell		499	11/2010	CSFB	0	(10)	(10)
Buy		122	11/2010	DUB	0	(1)	(1)
Sell		102	11/2010	MSC	0	(2)	(2)
Buy		150	11/2010	RBC	2	0	2
Buy		58	11/2010	RBS	0	0	0
Buy	CNY	192	11/2010	BCLY	0	0	0
Buy		318	11/2010	CITI	0	0	0
Buy		813	11/2010	DUB	0	(1)	(1)
Buy		318	11/2010	MSC	0	0	0
Buy		4,245	04/2011	BCLY	2	0	2
Buy		2,841	04/2011	DUB	7	0	7
Buy		1,854	04/2011	HSBC	1	0	1
Buy		941	04/2011	MSC	0	0	0
Sell	EUR	3,912	10/2010	UBS	0	(270)	(270)
Buy		862	11/2010	DUB	68	0	68
Sell		920	11/2010	UBS	0	(11)	(11)
Buy	GBP	100	10/2010	CITI	0	(1)	(1)
Sell		300	10/2010	CITI	0	(2)	(2)
Buy		200	10/2010	HSBC	0	(1)	(1)
Buy		300	12/2010	CITI	2	0	2
Sell		240	12/2010	CITI	0	(5)	(5)
Sell		51	12/2010	GSC	0	(1)	(1)
Buy		100	12/2010	RBS	0	0	0
Sell		116	12/2010	UBS	0	(2)	(2)
Sell	IDR	696,695	10/2010	BCLY	0	0	0
Buy		203,400	10/2010	BOA	3	0	3
Buy		1,514,663	10/2010	CITI	20	0	20
Sell		714,200	10/2010	CITI	0	(1)	(1)
Sell		907,900	10/2010	HSBC	0	(1)	(1)
Buy		203,400	10/2010	RBS	3	0	3
Buy		397,332	10/2010	UBS	5	0	5
Buy		896,500	11/2010	BCLY	0	0	0
Buy		901,500	11/2010	JPM	1	0	1
Buy		367,720	04/2011	CITI	0	0	0
Buy		976,895	07/2011	BCLY	1	0	1
Buy		1,000,300	07/2011	CITI	2	0	2

98	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	1,377,100	07/2011	HSBC	$2	$0	$2
Buy	INR	9,181	11/2010	BCLY	3	0	3
Sell	JPY	218,336	11/2010	MSC	0	(20)	(20)
Buy	KRW	10,690	11/2010	BCLY	0	0	0
Buy		77,602	11/2010	BOA	2	0	2
Buy		122,180	11/2010	CITI	2	0	2
Sell		212,300	11/2010	CITI	0	(14)	(14)
Buy		11,626	11/2010	DUB	0	0	0
Buy		11,730	11/2010	GSC	0	0	0
Buy		112,197	11/2010	JPM	1	0	1
Sell		85,900	11/2010	JPM	0	(6)	(6)
Buy		173,444	11/2010	MSC	5	0	5
Buy		116,150	11/2010	RBS	2	0	2
Buy		344,228	01/2011	MSC	1	(1)	0
Buy	MXN	7,579	02/2011	BCLY	3	0	3
Buy		3,806	02/2011	MSC	0	(3)	(3)
Buy	MYR	425	10/2010	BCLY	12	0	12
Sell		160	10/2010	BCLY	0	0	0
Buy		34	10/2010	BOA	1	0	1
Buy		402	10/2010	CITI	11	0	11
Buy		222	10/2010	DUB	4	0	4
Buy		160	02/2011	BCLY	0	0	0
Buy		310	02/2011	HSBC	0	0	0
Buy	PHP	8,814	11/2010	BCLY	0	0	0
Buy		8,972	06/2011	JPM	0	(1)	(1)
Buy	SGD	132	03/2011	CITI	0	0	0
Buy		132	03/2011	HSBC	0	0	0
Buy	TRY	152	01/2011	CITI	2	0	2
Buy		302	01/2011	HSBC	4	0	4
Buy	TWD	743	10/2010	BCLY	0	0	0
Buy		275	10/2010	CITI	0	0	0
Buy		527	10/2010	DUB	0	0	0
Buy		648	01/2011	DUB	0	0	0
Buy		397	01/2011	JPM	0	0	0
Buy		611	01/2011	MSC	0	0	0
Buy		331	01/2011	UBS	0	0	0
Buy	ZAR	1,081	10/2010	BCLY	4	0	4
Buy		733	10/2010	HSBC	4	0	4
Buy		732	10/2010	MSC	4	0	4
Buy		718	10/2010	UBS	2	0	2
Buy		760	09/2011	BCLY	3	0	3

					$552	$(474)	$78

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$54,984	$0	$54,984
Industrials	0	11,023	0	11,023
Utilities	0	2,721	0	2,721
Municipal Bonds & Notes
California	0	5,565	0	5,565
Illinois	0	1,187	0	1,187
Iowa	0	552	0	552
Nevada	0	111	0	111
New York	0	1,107	0	1,107
North Carolina	0	217	0	217
West Virginia	0	443	0	443
U.S. Government Agencies	0	99,755	0	99,755
U.S. Treasury Obligations	0	21,542	0	21,542
Mortgage-Backed Securities	0	12,219	1,362	13,581
Asset-Backed Securities	0	4,569	1,147	5,716
Sovereign Issues	0	4,573	0	4,573
Convertible Preferred Securities
Banking & Finance	1,091	0	0	1,091
Consumer Discretionary	0	314	0	314
Preferred Securities
Banking & Finance	0	0	1,674	1,674
Short-Term Instruments
Repurchase Agreements	0	3,507	0	3,507

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
U.S. Treasury Bills	$0	$549	$0	$549
PIMCO Short-Term Floating NAV Portfolio	73,694	0	0	73,694
Purchased Options
Interest Rate Contracts	0	1	0	1
Investments, at value	$74,785	$224,939	$4,183	$303,907

Short Sales, at value	$0	$(4,298)	$0	$(4,298)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	115	0	115
Equity Contracts	4,194	3,917	0	8,111
Foreign Exchange Contracts	0	552	0	552
Interest Rate Contracts	412	448	0	860
	$4,606	$5,032	$0	$9,638

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(21)	(3)	(24)
Equity Contracts	(19)	0	0	(19)
Foreign Exchange Contracts	0	(474)	0	(474)
Interest Rate Contracts	0	(365)	(19)	(384)
	$(19)	$(860)	$(22)	$(901)

Totals	$79,372	$224,813	$4,161	$308,346

See Accompanying Notes	Semiannual Report	September 30, 2010	99

Schedule of Investments PIMCO StocksPLUS® Total Return Fund (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Mortgage-Backed Securities	$0	$1,339	$0	$0	$0	$23	$0	$0	$1,362	$23
Asset-Backed Securities	1,115	0	0	4	0	28	0	0	1,147	28
Preferred Securities
Banking & Finance	1,768	0	0	0	0	(94)	0	0	1,674	(94)

Investments, at value	$2,883	$1,339	$0	$4	$0	$(43)	$0	$0	$4,183	$(43)

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(4)	0	0	1	0	0	(3)	1
Interest Rate Contracts	(9)	0	(5)	0	0	(5)	0	0	(19)	(5)

	$(9)	$0	$(9)	$0	$0	$(4)	$0	$0	$(22)	$(4)

Totals	$2,874	$1,339	$(9)	$4	$0	$(47)	$0	$0	$4,161	$(47)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$1	$0	$0	$0	$0	$1
Variation margin receivable (2)	3	0	0	0	0	3
Unrealized appreciation on foreign currency contracts	0	552	0	0	0	552
Unrealized appreciation on swap agreements	448	0	114	3,917	0	4,479

	$452	$552	$114	$3,917	$0	$5,035

Liabilities:
Written options outstanding	$334	$0	$3	$19	$0	$356
Variation margin payable (2)	0	0	0	460	0	460
Unrealized depreciation on foreign currency contracts	0	474	0	0	0	474
Unrealized depreciation on swap agreements	49	0	21	0	0	70

	$383	$474	$24	$479	$0	$1,360

100	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(11)	$0	$0	$0	$0	$(11)
Net realized gain (loss) on futures contracts, written options and swaps	3,810	38	192	(1,704)	0	2,336
Net realized gain on foreign currency transactions	0	242	0	0	0	242

	$3,799	$280	$192	$(1,704)	$0	$2,567

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$(2)	$0	$(2)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(392)	(2)	(93)	(1,054)	0	(1,541)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(93)	0	0	0	(93)

	$(392)	$(95)	$(93)	$(1,056)	$0	$(1,636)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $4,606 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	101

Schedule of Investments  PIMCO StocksPLUS® TR Short Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 20.4%

BANKING & FINANCE 13.9%

AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$200	$247

Ally Financial, Inc.
5.375% due 06/06/2011		2,600	2,642
6.000% due 04/01/2011		3,100	3,112
6.625% due 05/15/2012		4,770	4,922
6.875% due 09/15/2011		1,000	1,026
6.875% due 08/28/2012		2,700	2,828
7.500% due 12/31/2013		1,174	1,259
7.500% due 09/15/2020		700	749
8.300% due 02/12/2015		700	765

American Express Bank FSB
5.500% due 04/16/2013		1,100	1,198
6.000% due 09/13/2017		700	800

American Express Co.
6.150% due 08/28/2017		1,700	1,960

American Express Credit Corp.
0.408% due 10/04/2010		600	600

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011		2,000	1,985

American General Finance Corp.
0.542% due 12/15/2011		9,200	8,572

American International Group, Inc.
4.000% due 09/20/2011	EUR	500	683
4.700% due 10/01/2010		$1,700	1,700
4.950% due 03/20/2012		3,000	3,131
5.600% due 10/18/2016		3,000	3,075
5.750% due 03/15/2067	GBP	200	229
5.850% due 01/16/2018		$3,400	3,536
8.625% due 05/22/2068	GBP	3,100	4,651

ASIF I
3.000% due 02/17/2017	EUR	3,100	3,358

BA Covered Bond Issuer
5.500% due 06/14/2012		$1,000	1,056

Bank of America Corp.
0.706% due 08/15/2016		100	90
4.500% due 04/01/2015		1,400	1,471
6.500% due 08/01/2016		2,200	2,478

Bank of America N.A.
6.000% due 10/15/2036		300	299

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		300	317

Bank of Montreal
2.850% due 06/09/2015		700	738

Bank of Scotland PLC
0.352% due 12/08/2010		3,000	2,999
4.880% due 04/15/2011		5,500	5,624

Barclays Bank PLC
6.050% due 12/04/2017		900	977
14.000% due 11/29/2049	GBP	420	830

Bear Stearns Cos. LLC
6.400% due 10/02/2017		$700	817
6.950% due 08/10/2012		4,100	4,534

BNP Paribas
0.931% due 04/08/2013		3,100	3,087

C10 Capital SPV Ltd.
6.722% due 12/31/2049		200	132

CBA Capital Trust I
5.805% due 12/29/2049		2,900	2,937

CIT Group, Inc.
7.000% due 05/01/2013		22	22
7.000% due 05/01/2014		32	32
7.000% due 05/01/2015		132	132

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 05/01/2016		$54	$53
7.000% due 05/01/2017		75	74

Citigroup Capital XXI
8.300% due 12/21/2077		500	528

Citigroup, Inc.
2.384% due 08/13/2013		1,500	1,512
5.500% due 04/11/2013		6,000	6,442
5.625% due 08/27/2012		200	211
8.500% due 05/22/2019		100	124

Countrywide Financial Corp.
5.800% due 06/07/2012		2,600	2,763

Credit Agricole S.A.
8.375% due 10/29/2049		4,400	4,730

Deutsche Bank AG
1.169% due 02/17/2015		600	587
6.000% due 09/01/2017		600	693

Deutsche Bank Capital Funding Trust I
4.262% due 12/29/2049		3,900	3,257

Dexia Credit Local
2.000% due 03/05/2013		19,600	19,763

Dexia Credit Local S.A.
0.940% due 09/23/2011		1,300	1,305

FCE Bank PLC
7.125% due 01/16/2012	EUR	800	1,132

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		$4,100	4,101
7.000% due 10/01/2013		3,100	3,328
7.250% due 10/25/2011		600	630
7.375% due 02/01/2011		2,100	2,139
7.500% due 08/01/2012		5,500	5,841
8.000% due 06/01/2014		400	438

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	400	558

Foundation Re II Ltd.
7.119% due 11/26/2010		$400	401

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		200	240

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	1,900	2,234
6.875% due 01/10/2039		$1,000	1,152

Goldman Sachs Group, Inc.
1.246% due 01/30/2017	EUR	1,200	1,441
6.150% due 04/01/2018		$5,400	5,999

International Lease Finance Corp.
1.274% due 08/15/2011	EUR	2,100	2,762
5.000% due 09/15/2012		$2,500	2,500

Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	3,700	5,069

JPMorgan Chase & Co.
1.039% due 09/30/2013		$2,800	2,811
1.128% due 09/26/2013	EUR	1,900	2,527
5.250% due 05/01/2015		$1,000	1,098

JPMorgan Chase Capital XXI
1.416% due 01/15/2087		1,700	1,230

KeyCorp
1.091% due 11/22/2010	EUR	100	137

LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	100	149
7.875% due 11/01/2020		$2,400	2,376

LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	300	419

Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		$300	66
3.011% due 12/23/2010 (a)		200	44
5.625% due 01/24/2013 (a)		300	70

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lloyds TSB Bank PLC
5.800% due 01/13/2020		$5,000	$5,247

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		1,400	1,380
0.576% due 02/15/2011		1,700	1,684

Morgan Stanley
0.780% due 01/09/2012		400	398
2.876% due 05/14/2013		500	510
5.950% due 12/28/2017		500	538
6.600% due 04/01/2012		1,000	1,076

National Australia Bank Ltd.
2.550% due 01/13/2012		2,200	2,253

Nationwide Building Society
6.250% due 02/25/2020		1,400	1,544

Nomura Holdings, Inc.
6.700% due 03/04/2020		5,100	5,838

Nordea Bank AB
4.875% due 01/27/2020		3,300	3,586

Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,761

Pacific LifeCorp
6.000% due 02/10/2020		300	324

Pearson Dollar Finance PLC
5.500% due 05/06/2013		600	661

Protective Life Secured Trusts
0.418% due 11/09/2010		2,500	2,499

Prudential Financial, Inc.
3.050% due 06/10/2013		1,000	996

Rabobank Nederland NV
6.875% due 03/19/2020	EUR	7,100	9,393

Resona Bank Ltd.
5.850% due 09/29/2049		$600	599

Royal Bank of Scotland Group PLC
0.784% due 04/08/2011		2,500	2,502
0.806% due 10/14/2016		1,400	1,196
1.450% due 10/20/2011		21,800	21,966
4.875% due 08/25/2014		100	106
6.990% due 10/29/2049 (a)		900	734

SLM Corp.
0.492% due 03/15/2011		2,000	1,984
0.728% due 10/25/2011		1,200	1,145
0.798% due 01/27/2014		700	605
1.079% due 12/15/2010	EUR	300	407
2.750% due 03/15/2011	CHF	500	507
3.173% due 01/31/2014		$1,000	867

Societe Generale
5.922% due 04/29/2049		500	474

State Bank of India
4.500% due 07/27/2015		4,300	4,526

Temasek Financial I Ltd.
4.300% due 10/25/2019		500	543

Tenneco, Inc.
8.125% due 11/15/2015		200	210

TNK-BP Finance S.A.
6.125% due 03/20/2012		100	104

UBS AG
1.439% due 02/23/2012		500	504

UBS Preferred Funding Trust V
6.243% due 05/29/2049		6,900	6,693

USB Capital IX
6.189% due 10/29/2049		300	238

Wachovia Corp.
0.656% due 10/15/2011		4,400	4,405
0.656% due 08/01/2013		700	691

102	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo & Co.
7.980% due 03/29/2049		$6,900	$7,297

Wells Fargo Bank N.A.
4.750% due 02/09/2015		3,300	3,539

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		100	100

			277,164

INDUSTRIALS 3.6%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		1,375	1,409

Alcoa, Inc.
6.150% due 08/15/2020		1,600	1,648

Altria Group, Inc.
4.125% due 09/11/2015		1,100	1,182

AmeriGas Partners LP
7.125% due 05/20/2016		200	209

BMW Finance NV
5.250% due 05/21/2012		1,200	1,282

Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,400	2,441

Codelco, Inc.
7.500% due 01/15/2019		300	382

Continental Airlines, Inc.
6.750% due 09/15/2015		6,500	6,622

Corp. GEO SAB de C.V.
8.875% due 09/25/2014		3,600	4,014

CSN Islands XI Corp.
6.875% due 09/21/2019		400	442

CSN Resources S.A.
6.500% due 07/21/2020		400	428

Daimler Finance North America LLC
7.300% due 01/15/2012		2,700	2,905
7.750% due 01/18/2011		3,700	3,773

Eaton Vance Corp.
6.500% due 10/02/2017		600	712

EnCana Corp.
6.300% due 11/01/2011		3,800	4,010

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		900	1,032

Gazprom Via Gaz Capital S.A.
6.212% due 11/22/2016		100	107
8.146% due 04/11/2018		1,000	1,175

Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020		58	63

Gerdau Trade, Inc.
5.750% due 01/30/2021 (b)		500	509

Lyondell Chemical Co.
8.000% due 11/01/2017		3,000	3,285

Noble Group Ltd.
4.875% due 08/05/2015		1,000	1,037

Northwest Airlines 2001-2 Class B Pass-Through Trust
1.474% due 08/06/2011		3,346	3,287

Oracle Corp.
5.750% due 04/15/2018		500	595

Pemex Project Funding Master Trust
5.750% due 03/01/2018		2,000	2,202
7.500% due 12/18/2013	GBP	100	176

Petrobras International Finance Co.
5.750% due 01/20/2020		$3,600	4,003
5.875% due 03/01/2018		800	893

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 03/15/2019	$2,200	$2,754
8.375% due 12/10/2018	400	503

Petroleos Mexicanos
6.000% due 03/05/2020	1,200	1,332

Reynolds American, Inc.
0.992% due 06/15/2011	2,360	2,363

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	150	162

Time Warner, Inc.
6.100% due 07/15/2040	7,100	7,670

Total Capital S.A.
4.450% due 06/24/2020	400	438

Transocean, Inc.
4.950% due 11/15/2015	2,000	2,083

Union Pacific Corp.
5.700% due 08/15/2018	500	584

Vale Overseas Ltd.
5.625% due 09/15/2019	1,500	1,661
6.875% due 11/10/2039	800	921
8.250% due 01/17/2034	1,200	1,533

		71,827

UTILITIES 2.9%

BP Capital Markets PLC
3.125% due 03/10/2012	1,000	1,020

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	3,300	3,911

Deutsche Telekom International Finance BV
5.250% due 07/22/2013	5,000	5,489

Duquesne Light Holdings, Inc.
6.400% due 09/15/2020	3,000	3,056

EDF S.A.
4.600% due 01/27/2020	3,000	3,274
5.500% due 01/26/2014	200	226
6.500% due 01/26/2019	200	245
6.950% due 01/26/2039	200	262

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	5,400	5,495

Majapahit Holding BV
8.000% due 08/07/2019	3,000	3,645

Oncor Electric Delivery Co. LLC
5.950% due 09/01/2013	10,000	11,212

Qwest Corp.
3.542% due 06/15/2013	4,050	4,252
7.875% due 09/01/2011	7,300	7,747

Telefonica Emisiones SAU
0.775% due 02/04/2013	2,000	1,959

Verizon Communications, Inc.
5.250% due 04/15/2013	300	331

Verizon Wireless Capital LLC
2.945% due 05/20/2011	2,400	2,440

Vodafone Group PLC
5.000% due 12/16/2013	3,200	3,521

		58,085

Total Corporate Bonds & Notes (Cost $385,205)		407,076

CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%

Goodrich Petroleum Corp.
3.250% due 12/01/2026	150	149

Total Convertible Bonds & Notes (Cost $128)		149

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.5%

CALIFORNIA 0.4%

California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.918% due 04/01/2040	$490	$532

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	108
7.500% due 04/01/2034	100	109
7.550% due 04/01/2039	100	109

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	3,700	3,970

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	1,000	1,097

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	833

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	800	908

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	90	71

		7,737

ILLINOIS 0.2%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	863

Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	1,000	1,012

Illinois State General Obligation Bonds, Series 2010
6.725% due 04/01/2035	400	400

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	700	726

		3,001

IOWA 0.0%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	75	70

LOUISIANA 0.0%

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	25

NEVADA 0.2%

Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	600	666

North Las Vegas, Nevada General Obligation Bonds, Series 2010
6.572% due 06/01/2040	3,900	4,102

		4,768

NEW YORK 0.7%

New York City, New York General Obligation Bonds, Series 2010
6.246% due 06/01/2035	8,300	8,765

See Accompanying Notes	Semiannual Report	September 30, 2010	103

Schedule of Investments  PIMCO StocksPLUS® TR Short Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
6.011% due 06/15/2042	$1,000	$1,116

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039	1,300	1,622

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
6.089% due 11/15/2040	2,500	2,642

		14,145

OHIO 0.0%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,000	733

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	285	221

Total Municipal Bonds & Notes (Cost $29,237)		30,700

U.S. GOVERNMENT AGENCIES 26.7%

Fannie Mae
0.606% due 07/25/2037 - 09/25/2042	4,329	4,327
0.636% due 07/25/2037	4,566	4,569
0.656% due 09/25/2035	3,043	3,040
0.666% due 09/25/2035	6,175	6,170
0.706% due 09/25/2035	1,833	1,833
0.976% due 06/25/2037	7,350	7,394
0.986% due 06/25/2040	18,002	18,094
0.996% due 03/25/2040	6,982	7,043
1.125% due 09/30/2013	300	303
2.077% due 09/01/2035	83	86
2.328% due 11/01/2035	19	19
2.548% due 12/01/2033	50	52
2.550% due 03/01/2035	10	11
2.684% due 06/01/2035	145	152
2.700% due 06/01/2034	370	387
2.721% due 10/01/2034	7	8
2.823% due 07/01/2035	71	75
2.945% due 06/01/2035	171	180
3.225% due 12/01/2033	20	20
4.000% due 03/01/2039 - 11/01/2040	98,700	101,244
4.500% due 04/01/2038 - 10/01/2040	188,500	196,396
4.625% due 10/15/2013	100	111
5.000% due 03/01/2035 - 10/01/2040	58,971	62,166
5.500% due 11/01/2021 - 10/01/2040	21,963	23,378
6.000% due 10/01/2026 - 10/01/2040	40,461	43,555
6.000% due 05/01/2027 - 03/01/2036 (h)	4,044	4,369
6.500% due 10/01/2040	2,000	2,182

Freddie Mac
0.957% due 08/15/2037	10,335	10,399
0.967% due 10/15/2037	2,630	2,646
0.977% due 05/15/2037 - 09/15/2037	11,561	11,627
2.635% due 06/01/2035	186	194
3.178% due 11/01/2034	84	88
4.500% due 07/01/2039 - 10/01/2040	7,000	7,281
5.500% due 08/15/2030 - 10/01/2040	5,640	5,990

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 08/01/2027 - 10/01/2040		$3,311	$3,555

Ginnie Mae
6.000% due 10/15/2036 - 01/15/2039		1,348	1,466

Small Business Administration
4.430% due 05/01/2029		1,202	1,312
5.520% due 06/01/2024		14	16

Total U.S. Government Agencies (Cost $530,265)			531,738

U.S. TREASURY OBLIGATIONS 20.2%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028		8,533	9,047
2.000% due 01/15/2026		220	242
2.125% due 02/15/2040		3,530	3,943
2.375% due 01/15/2025 (h)		16,539	19,017
2.375% due 01/15/2027		2,595	2,995
2.500% due 01/15/2029 (h)		14,216	16,775
3.625% due 04/15/2028		135	180
3.875% due 04/15/2029 (f)(h)		18,433	25,628

U.S. Treasury Notes
0.375% due 08/31/2012 (g)		37,061	37,036
0.625% due 06/30/2012		6,900	6,929
0.625% due 07/31/2012		44,500	44,693
1.750% due 07/31/2015		9,500	9,732
1.875% due 06/30/2015 (f)(h)		22,400	23,091
1.875% due 08/31/2017		2,000	1,999
1.875% due 09/30/2017		5,500	5,491
2.125% due 05/31/2015		13,400	13,976
2.375% due 07/31/2017 (h)		23,300	24,075
2.500% due 06/30/2017 (f)(h)		55,200	57,520
2.750% due 11/30/2016 (h)		20,700	22,003
2.750% due 05/31/2017 (h)		25,300	26,775
3.000% due 02/28/2017		7,800	8,392
3.125% due 01/31/2017		2,400	2,602
3.125% due 04/30/2017 (h)		20,500	22,193
3.250% due 12/31/2016		3,700	4,040
3.250% due 03/31/2017		12,800	13,962

Total U.S. Treasury Obligations (Cost $390,257)			402,336

MORTGAGE-BACKED SECURITIES 2.8%

American Home Mortgage Investment Trust
2.678% due 02/25/2045		25	21

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	1,000	1,361
2.403% due 05/16/2047		2,800	3,812

Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049		$2,900	2,998
5.928% due 05/10/2045		300	329

Banc of America Funding Corp.
2.838% due 06/25/2034		102	99
2.893% due 05/25/2035		44	44

Banc of America Mortgage Securities, Inc.
2.958% due 05/25/2033		140	136

BCRR Trust
5.858% due 07/17/2040		500	545

Bear Stearns Adjustable Rate Mortgage Trust
3.141% due 11/25/2034		283	248
3.538% due 12/25/2035		172	165
3.691% due 11/25/2034		72	69

Bear Stearns Alt-A Trust
2.984% due 09/25/2035		41	31

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Commercial Mortgage Securities
0.367% due 03/15/2019		$2,295	$2,168

Chase Mortgage Finance Corp.
6.000% due 12/25/2036		1,000	851

Citigroup Mortgage Loan Trust, Inc.
2.650% due 12/25/2035		127	118

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		300	312
5.543% due 12/11/2049		3,800	4,062

Countrywide Alternative Loan Trust
0.536% due 02/25/2037		627	361

Countrywide Home Loan Mortgage Pass-Through Trust
3.172% due 02/20/2035		325	285
3.466% due 11/25/2034		185	160
4.669% due 02/20/2036		50	39

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		100	106

GSR Mortgage Loan Trust
2.923% due 09/25/2035		135	130
5.196% due 11/25/2035		233	227

Harborview Mortgage Loan Trust
0.427% due 12/19/2036		1,310	838
0.477% due 05/19/2035		44	27

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		1,700	1,771
5.882% due 02/15/2051		100	105

JPMorgan Mortgage Trust
5.022% due 02/25/2035		70	71
5.750% due 01/25/2036		301	273
6.077% due 10/25/2036		1,330	1,177

MASTR Adjustable Rate Mortgages Trust
2.561% due 07/25/2035		2,894	2,258

Mellon Residential Funding Corp.
0.697% due 12/15/2030		334	315
0.737% due 06/15/2030		4	4

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,590	1,589
5.485% due 03/12/2051		100	101

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036		139	108
2.423% due 05/25/2033		122	125

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035		152	135

Morgan Stanley Capital I
5.809% due 12/12/2049		1,700	1,803

Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		622	422

OBP Depositor LLC Trust
4.646% due 07/15/2045		6,900	7,475

Permanent Master Issuer PLC
0.945% due 07/15/2033	EUR	4,350	5,847

Structured Adjustable Rate Mortgage Loan Trust
1.752% due 01/25/2035		$99	55
2.727% due 08/25/2034		181	175
2.783% due 02/25/2034		122	117

Structured Asset Mortgage Investments, Inc.
0.536% due 02/25/2036		56	35

Structured Asset Securities Corp.
0.306% due 05/25/2036		85	84

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046		204	198

104	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021		$665	$617
5.509% due 04/15/2047		100	100

WaMu Mortgage Pass-Through Certificates
1.570% due 11/25/2042		20	18
3.253% due 10/25/2046		552	388
5.777% due 02/25/2037		2,500	2,120

Wells Fargo Mortgage-Backed Securities Trust
4.576% due 03/25/2036		214	190
4.900% due 01/25/2035		204	199
5.492% due 12/25/2036		8,625	7,915

Total Mortgage-Backed Securities (Cost $52,928)			55,332

ASSET-BACKED SECURITIES 0.7%

ACE Securities Corp.
0.316% due 10/25/2036		34	12

Asset-Backed Securities Corp. Home Equity
0.531% due 09/25/2034		72	62

Centurion CDO VII Ltd.
0.845% due 01/30/2016		5,184	4,969

Citigroup Mortgage Loan Trust, Inc.
0.316% due 05/25/2037		226	210

Countrywide Asset-Backed Certificates
0.336% due 06/25/2037		53	52
0.736% due 12/25/2031		1	0

Endurance CLO I Ltd.
0.826% due 02/15/2014		4,368	4,197

Ford Credit Auto Owner Trust
1.210% due 01/15/2012		230	230

HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036		15	14

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		9	8

Massachusetts Educational Financing Authority
1.448% due 04/25/2038		2,878	2,893

Park Place Securities, Inc.
0.569% due 10/25/2034		105	103

SLM Student Loan Trust
0.748% due 07/25/2013		52	52
0.798% due 01/25/2015		46	46
0.998% due 10/25/2017		1,100	1,110

Structured Asset Securities Corp.
0.306% due 10/25/2036		27	27

Total Asset-Backed Securities (Cost $13,931)			13,985

SOVEREIGN ISSUES 3.0%

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	819
5.500% due 07/12/2020		$2,100	2,276

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canada Government Bond
2.000% due 12/01/2014	CAD	2,500	$2,448
2.500% due 09/01/2013		3,700	3,692
4.500% due 06/01/2015		400	434

Canada Housing Trust No. 1
2.450% due 12/15/2015		28,000	27,476
3.350% due 12/15/2020		4,800	4,750

Export-Import Bank of Korea
5.125% due 06/29/2020		$600	648
5.875% due 01/14/2015		1,900	2,128

Indonesia Government International Bond
7.500% due 01/15/2016		1,500	1,828

Korea Development Bank
4.375% due 08/10/2015		2,500	2,656

Korea Housing Finance Corp.
4.125% due 12/15/2015		500	526

Mexico Government International Bond
5.950% due 03/19/2019		2,000	2,357
6.050% due 01/11/2040		400	460

Province of Ontario Canada
4.600% due 06/02/2039	CAD	1,000	1,035

Societe Financement de l'Economie Francaise
2.375% due 03/26/2012		$400	409

Turkey Government International Bond
6.875% due 03/17/2036		5,000	5,838

Total Sovereign Issues (Cost $57,373)			59,780

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%

BANKING & FINANCE 0.6%

American International Group, Inc.
8.500% due 08/01/2011		5,700	49

Wells Fargo & Co.
7.500% due 12/31/2049		11,170	11,237

			11,286

CONSUMER DISCRETIONARY 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032		24,000	188

Total Convertible Preferred Securities (Cost $9,905)			11,474

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

DG Funding Trust
0.652% due 12/31/2049		85	656

Farm Credit Bank
10.000% due 11/29/2049		1,100	1,133

Total Preferred Securities (Cost $2,037)			1,789

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 42.3%

REPURCHASE AGREEMENTS 10.7%

Credit Suisse Securities (USA) LLC
0.180% due 10/04/2010	$29,200	$29,200
(Dated 09/27/2010. Collateralized by U.S. Treasury Notes 1.750% due 04/15/2013 valued at $29,866. Repurchase proceeds are $29,200.)

Deutsche Bank AG
0.320% due 10/01/2010	110,900	110,900
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 3.500% due 02/15/2039 valued at $113,567. Repurchase proceeds are $110,901.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	73,000	73,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.500% due 05/15/2020 valued at $74,857. Repurchase proceeds are $73,001.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	761	761
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $776. Repurchase proceeds are $761.)

		213,861

U.S. TREASURY BILLS 0.1%
0.114% due 10/07/2010 - 10/21/2010 (c)(f)	2,389	2,389

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 31.5%
	62,640,680	627,534

Total Short-Term Instruments (Cost $843,669)		843,784

PURCHASED OPTIONS (j) 0.0%
(Cost $140)		22

Total Investments 118.3% (Cost $2,315,075)		$2,358,165

Written Options (k) (0.2%) (Premiums $4,621)		(3,032)

Other Assets and Liabilities (Net) (18.1%)		(361,439)

Net Assets 100.0%		$1,993,694

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $3,246 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.

See Accompanying Notes	Semiannual Report	September 30, 2010	105

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $27,408 at a weighted average interest rate of 0.050%. On September 30, 2010, securities valued at $36,975 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $164,864 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	549	$873
90-Day Eurodollar December Futures	Long	12/2011	65	39
90-Day Eurodollar June Futures	Long	06/2011	246	167
90-Day Eurodollar June Futures	Long	06/2012	65	55
90-Day Eurodollar March Futures	Long	03/2011	798	456
90-Day Eurodollar March Futures	Long	03/2012	65	47
90-Day Eurodollar September Futures	Long	09/2011	106	59
E-mini S&P 500 Index December Futures	Short	12/2010	27,124	(50,456)
S&P 500 Index December Futures	Short	12/2010	1,485	(13,999)
U.S. Treasury 5-Year Note December Futures	Long	12/2010	53	44
U.S. Treasury 10-Year Note December Futures	Long	12/2010	1,096	983

				$(61,732)

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	06/20/2012	0.861%	$	150	$0	$2	$(2)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	5.000%	12/20/2013	1.855%	$	500	$49	$(45)	$94
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%		500	(2)	(7)	5
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.128%		1,000	(6)	(16)	10
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.099%		300	(2)	(8)	6
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.099%		1,500	(7)	(15)	8
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.099%		500	(2)	(7)	5
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%		400	(2)	(11)	9
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%		1,100	(6)	(11)	5
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.099%		1,700	(8)	(19)	11
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%		13,000	(75)	(177)	102
Brazil Government International Bond	MSC	1.000%	06/20/2015	1.099%		500	(2)	(5)	3
Brazil Government International Bond	MSC	1.950%	08/20/2016	1.210%		500	22	0	22
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%		500	(3)	(5)	2
China Government International Bond	BOA	1.000%	06/20/2015	0.637%		900	15	15	0
China Government International Bond	CITI	1.000%	06/20/2015	0.637%		200	3	3	0
China Government International Bond	RBS	1.000%	06/20/2015	0.637%		400	7	7	0
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.923%		100	0	(1)	1
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.923%		100	1	0	1
Citigroup, Inc.	DUB	1.000%	03/20/2011	0.923%		10,000	7	(42)	49
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.923%		500	0	(3)	3
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.923%		300	0	(2)	2
France Government Bond	BOA	0.250%	03/20/2015	0.740%		800	(17)	(14)	(3)
France Government Bond	GSC	0.250%	03/20/2015	0.740%		800	(17)	(14)	(3)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	1.584%		800	2	0	2
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.714%		3,900	489	139	350
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%		300	6	3	3
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%		100	2	1	1
Japan Government International Bond	JPM	1.000%	03/20/2015	0.500%		600	13	7	6
MetLife, Inc.	GSC	1.000%	09/20/2015	2.183%		3,700	(198)	(238)	40
MetLife, Inc.	JPM	1.000%	09/20/2015	2.183%		5,800	(311)	(344)	33
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.121%		800	(4)	(18)	14
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.180%		300	(1)	(4)	3
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.121%		500	(2)	(11)	9
Mexico Government International Bond	CITI	1.000%	09/20/2015	1.180%		700	(5)	(10)	5
Morgan Stanley	BOA	1.000%	06/20/2011	1.031%		200	0	1	(1)
Morgan Stanley	GSC	1.000%	03/20/2011	1.031%		1,000	0	(1)	1
Morgan Stanley	JPM	1.000%	06/20/2011	1.031%		500	0	2	(2)
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.567%		100	2	1	1
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		1,700	31	8	23
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.567%		200	4	2	2
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.590%		5,000	90	9	81

							$73	$(830)	$903

106	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$	14,300	$1,772	$1,825	$(53)
CDX.EM-13 Index	DUB	5.000%	06/20/2015		3,600	446	434	12
CDX.EM-13 Index	HSBC	5.000%	06/20/2015		6,100	756	718	38
CDX.EM-13 Index	JPM	5.000%	06/20/2015		700	87	80	7
CDX.EM-13 Index	MSC	5.000%	06/20/2015		2,600	323	301	22
CDX.EM-14 Index	BCLY	5.000%	12/20/2015		2,400	319	303	16
CDX.EM-14 Index	BOA	5.000%	12/20/2015		100	13	13	0
CDX.EM-14 Index	DUB	5.000%	12/20/2015		700	93	89	4
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		800	106	104	2
CDX.EM-14 Index	MSC	5.000%	12/20/2015		1,200	160	156	4
CDX.HY-14 5-Year Index	BCLY	5.000%	06/20/2015		10,600	(80)	(172)	92
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		600	(15)	(18)	3
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015		200	(5)	(5)	0
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,254	16	0	16
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		289	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		579	6	0	6
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		4,000	(12)	(22)	10
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		2,600	(8)	(11)	3
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015		17,300	(51)	(66)	15
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		6,900	(20)	(23)	3
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015		1,500	(4)	(7)	3
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		3,300	(10)	(17)	7

						$3,895	$3,682	$213

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	200	$9	$0	$9
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	1,000	(8)	(18)	10
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	3	0	3
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	5	0	5
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		600	4	1	3
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		2,600	17	4	13
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		8,000	52	11	41
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		1,400	14	6	8
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		7,500	69	32	37
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		3,000	13	0	13
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		1,800	8	0	8
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		13,500	64	(6)	70
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		2,000	20	10	10
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		800	16	0	16
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		1,900	15	4	11
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,000	29	(7)	36
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	6	0	6
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		2,800	16	0	16
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		2,500	11	(2)	13
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		12,900	78	4	74
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		22,600	136	44	92
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		13,600	74	26	48
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		5,000	27	0	27

See Accompanying Notes	Semiannual Report	September 30, 2010	107

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC	BRL	3,100	$19	$(5)	$24
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		2,400	5	3	2
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		2,700	6	3	3
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		1,900	13	3	10
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		5,000	21	11	10
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		900	7	2	5
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		7,500	73	30	43
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		38,600	377	(51)	428
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		900	10	3	7
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		11,900	108	49	59
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		5,100	52	19	33
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		8,000	102	12	90
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		2,400	6	0	6
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		2,600	17	12	5
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		900	8	0	8
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		1,900	19	0	19
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		1,000	11	3	8
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		8,000	119	8	111
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		6,100	93	9	84
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,600	27	13	14
Pay	1-Year BRL-CDI	12.700%	01/02/2014	RBC		5,700	77	0	77
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	200	(1)	1	(2)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		3,000	(12)	2	(14)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC	CAD	2,500	108	14	94
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	2,900	46	0	46
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	4,500	16	(39)	55
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		4,700	16	(36)	52
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		2,600	9	(19)	28
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		800	3	(7)	10
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	MSC		15,200	52	(98)	150
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	6,400	32	3	29

							$2,119	$54	$2,065

(j)	Purchased options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CME S&P 500 Index December Futures	$1,450.000	12/16/2010	3,865	$111	$0
Put - CBOT U.S. Treasury 5-Year Note December Futures	105.500	11/26/2010	300	3	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	90.000	11/26/2010	1,300	24	20

				$138	$22

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC Fannie Mae 4.000% due 10/01/2040	$ 90.000	10/06/2010	$	15,000	$2	$0
Put - OTC Fannie Mae 4.500% due 10/01/2040	99.000	10/06/2010		3,000	0	0

					$2	$0

(k)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.000	11/26/2010	51	$26	$33
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.500	11/26/2010	78	21	33
Call - CME S&P 500 Index October Futures	1,155.000	10/15/2010	34	68	77
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	129	71	22
Put - CME S&P 500 Index October Futures	1,070.000	10/15/2010	34	96	30

				$282	$195

108	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	$	2,200	$31	$13
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		7,700	69	41
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		5,800	11	11
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		5,800	17	1
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		3,900	54	22
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		23,700	234	127
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		20,300	171	136
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		3,600	5	7
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		17,600	192	94
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		11,700	289	167
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,400	16	16
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		8,900	44	2
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		14,300	21	26
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		1,900	26	11
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		16,000	166	106
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		10,800	117	58
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		39,700	276	11
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		2,000	28	11
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		4,400	8	8
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		19,200	43	97
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		4,400	13	1
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		19,200	82	1
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		21,900	225	117
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		14,100	30	26
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		14,100	51	3
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		3,400	20	1
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,900	19	19
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		23,900	186	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		4,600	65	26
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		14,700	144	98
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		38,400	309	206
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,900	98	56
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		83,700	664	560

								$3,724	$2,079

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	12,700	$29	$33
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$	2,900	16	12
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010	EUR	12,700	72	28
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010	$	2,900	16	12

							$133	$85

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$13,900	$117	$174
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	30,200	271	383
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	3,700	48	48
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	6,200	46	68

						$482	$673

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	384	$432,300	EUR	0	$3,574
Sales	1,332	552,800		27,400	5,807
Closing Buys	(1,322)	(425,000)		(2,000)	(4,306)
Expirations	(68)	(29,200)		0	(454)
Exercised	0	0		0	0

Balance at 09/30/2010	326	$530,900	EUR	25,400	$4,621

See Accompanying Notes	Semiannual Report	September 30, 2010	109

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	3	10/2010	BOA	$0	$0	$0
Buy		510	10/2010	CITI	2	0	2
Sell		510	10/2010	CITI	0	(1)	(1)
Buy		800	10/2010	CSFB	23	0	23
Buy		1,780	10/2010	MSC	146	0	146
Buy		416	10/2010	RBS	32	0	32
Buy		510	10/2010	UBS	3	0	3
Buy	BRL	2,132	10/2010	BOA	60	0	60
Buy		2,311	10/2010	DUB	66	0	66
Buy		21,720	10/2010	HSBC	737	0	737
Sell		42,114	10/2010	HSBC	0	(1,099)	(1,099)
Buy		4,521	10/2010	JPM	155	0	155
Buy		6,575	10/2010	MSC	186	0	186
Sell		8,711	10/2010	MSC	0	(254)	(254)
Buy		13,566	10/2010	RBS	418	0	418
Buy		45,099	12/2010	HSBC	1,158	0	1,158
Buy		9,230	12/2010	MSC	256	0	256
Buy		4,247	12/2010	RBS	80	0	80
Buy		558	09/2011	BOA	6	0	6
Buy		372	09/2011	MSC	4	0	4
Buy	CAD	103	10/2010	BNP	0	0	0
Sell		206	10/2010	CITI	0	(1)	(1)
Buy		103	10/2010	DUB	0	0	0
Buy		926	11/2010	BCLY	0	(2)	(2)
Buy		618	11/2010	BNP	0	(1)	(1)
Buy		4,101	11/2010	BOA	0	(5)	(5)
Sell		22,892	11/2010	BOA	25	0	25
Buy		206	11/2010	CITI	1	0	1
Buy		718	11/2010	CSFB	0	(2)	(2)
Sell		4,790	11/2010	CSFB	0	(101)	(101)
Buy		362	11/2010	DUB	0	(2)	(2)
Sell		1,024	11/2010	MSC	0	(21)	(21)
Sell		1,362	11/2010	RBC	0	(20)	(20)
Buy		171	11/2010	RBS	0	(1)	(1)
Sell	CHF	437	11/2010	CITI	0	(13)	(13)
Buy	CNY	166	11/2010	BCLY	0	0	0
Buy		272	11/2010	CITI	0	0	0
Buy		707	11/2010	DUB	0	(1)	(1)
Buy		278	11/2010	MSC	0	0	0
Buy		19,358	04/2011	BCLY	8	0	8
Buy		17,729	04/2011	DUB	43	0	43
Buy		8,487	04/2011	HSBC	3	0	3
Buy		4,320	04/2011	MSC	2	0	2
Sell	EUR	25,005	10/2010	UBS	0	(1,807)	(1,807)
Sell		4,996	11/2010	BCLY	0	(224)	(224)
Sell		1,276	11/2010	CSFB	0	(7)	(7)
Buy		7,019	11/2010	DUB	576	0	576
Sell		3,156	11/2010	RBS	0	(86)	(86)
Sell		3,780	11/2010	UBS	0	(58)	(58)
Sell	GBP	400	10/2010	CITI	0	(1)	(1)
Buy		400	10/2010	HSBC	0	(4)	(4)
Buy		400	12/2010	CITI	1	0	1
Sell		2,680	12/2010	CITI	0	(47)	(47)
Sell		574	12/2010	GSC	0	(8)	(8)
Buy		100	12/2010	RBS	0	(1)	(1)
Sell		1,297	12/2010	UBS	0	(19)	(19)
Sell	IDR	2,029,332	10/2010	BCLY	0	(1)	(1)
Buy		610,200	10/2010	BOA	9	0	9
Buy		4,242,704	10/2010	CITI	56	0	56
Sell		2,080,600	10/2010	CITI	0	(2)	(2)
Sell		2,644,500	10/2010	HSBC	0	(2)	(2)
Buy		610,200	10/2010	RBS	9	0	9
Buy		1,291,329	10/2010	UBS	15	0	15
Buy		21,214,890	11/2010	BCLY	25	0	25
Buy		778,400	11/2010	CITI	7	0	7
Buy		4,296,835	11/2010	DUB	7	0	7
Buy		3,477,950	11/2010	HSBC	9	0	9
Buy		8,112,000	11/2010	JPM	8	0	8
Buy		2,574,040	04/2011	CITI	3	0	3
Buy		1,846,000	04/2011	JPM	3	0	3
Buy		921,000	04/2011	MSC	1	0	1
Buy		4,457,732	07/2011	BCLY	4	0	4

110	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	1,323,000	07/2011	BNP	$4	$0	$4
Buy		4,274,300	07/2011	CITI	10	0	10
Buy		10,468,350	07/2011	HSBC	21	0	21
Buy		1,228,500	07/2011	RBS	3	0	3
Buy	INR	27,948	11/2010	BCLY	18	0	18
Buy		45,660	01/2011	BCLY	0	(1)	(1)
Buy		45,480	01/2011	CITI	0	(5)	(5)
Sell	JPY	1,098,312	11/2010	MSC	0	(109)	(109)
Buy	KRW	91,414	11/2010	BCLY	2	0	2
Sell		39,519	11/2010	BCLY	0	(2)	(2)
Buy		364,478	11/2010	BOA	10	0	10
Buy		468,785	11/2010	CITI	8	0	8
Sell		728,890	11/2010	CITI	0	(48)	(48)
Buy		81,382	11/2010	DUB	1	0	1
Buy		46,920	11/2010	GSC	1	0	1
Buy		581,804	11/2010	JPM	2	(3)	(1)
Sell		279,250	11/2010	JPM	0	(19)	(19)
Buy		1,316,497	11/2010	MSC	27	(1)	26
Buy		348,450	11/2010	RBS	5	0	5
Sell		17,760	11/2010	RBS	0	(1)	(1)
Buy		3,209,924	01/2011	MSC	7	(4)	3
Buy	MXN	17,365	02/2011	BCLY	20	0	20
Buy		39,797	02/2011	BOA	17	0	17
Buy		6,444	02/2011	CITI	5	(1)	4
Buy		1,273	02/2011	DUB	0	0	0
Buy		3,808	02/2011	JPM	0	(2)	(2)
Buy		25,503	02/2011	MSC	6	(9)	(3)
Buy		2,546	02/2011	UBS	0	(1)	(1)
Buy	MYR	1,020	10/2010	BCLY	30	0	30
Sell		410	10/2010	BCLY	0	0	0
Buy		103	10/2010	BOA	3	0	3
Buy		1,041	10/2010	CITI	27	0	27
Buy		578	10/2010	DUB	10	0	10
Buy		410	02/2011	BCLY	0	0	0
Buy		930	02/2011	HSBC	0	(1)	(1)
Buy		620	02/2011	JPM	0	(1)	(1)
Buy	PHP	2,223	11/2010	BCLY	3	0	3
Buy		90,834	11/2010	CITI	8	(2)	6
Buy		2,130	11/2010	DUB	3	0	3
Buy		31,312	06/2011	BCLY	0	(4)	(4)
Buy		26,916	06/2011	JPM	0	(2)	(2)
Buy	SGD	667	11/2010	BCLY	7	0	7
Buy		667	11/2010	CITI	7	0	7
Buy		396	03/2011	CITI	1	0	1
Buy		792	03/2011	HSBC	2	0	2
Buy		132	03/2011	MSC	1	0	1
Buy	TRY	455	01/2011	BCLY	8	0	8
Buy		1,219	01/2011	CITI	26	0	26
Buy		151	01/2011	CSFB	2	0	2
Buy		1,345	01/2011	HSBC	11	0	11
Buy		1,811	01/2011	JPM	27	0	27
Buy	TWD	5,426	10/2010	BCLY	0	(2)	(2)
Buy		398	10/2010	CITI	0	0	0
Buy		4,494	10/2010	DUB	0	(1)	(1)
Buy		937	01/2011	DUB	0	0	0
Buy		573	01/2011	JPM	0	0	0
Buy		882	01/2011	MSC	0	0	0
Buy		478	01/2011	UBS	0	0	0
Buy	ZAR	9,445	10/2010	BCLY	50	0	50
Buy		3,683	10/2010	CITI	26	0	26
Buy		5,881	10/2010	HSBC	41	0	41
Buy		737	10/2010	JPM	5	0	5
Buy		3,674	10/2010	MSC	25	0	25
Buy		2,154	10/2010	UBS	8	0	8
Buy		2,185	01/2011	BCLY	8	0	8
Buy		1,457	01/2011	JPM	5	0	5
Buy		2,280	09/2011	BCLY	10	0	10
Buy		1,520	09/2011	MSC	7	0	7
Buy		760	09/2011	UBS	3	0	3

					$4,678	$(4,010)	$668

See Accompanying Notes	Semiannual Report	September 30, 2010	111

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$277,164	$0	$277,164
Industrials	0	68,540	3,287	71,827
Utilities	0	58,085	0	58,085
Convertible Bonds & Notes
Industrials	0	149	0	149
Municipal Bonds & Notes
California	0	7,737	0	7,737
Illinois	0	3,001	0	3,001
Iowa	0	70	0	70
Louisiana	0	25	0	25
Nevada	0	4,768	0	4,768
New York	0	14,145	0	14,145
Ohio	0	733	0	733
West Virginia	0	221	0	221
U.S. Government Agencies	0	531,738	0	531,738
U.S. Treasury Obligations	0	402,336	0	402,336
Mortgage-Backed Securities	0	50,159	5,173	55,332
Asset-Backed Securities	0	4,819	9,166	13,985
Sovereign Issues	0	59,780	0	59,780
Convertible Preferred Securities
Banking & Finance	11,286	0	0	11,286
Consumer Discretionary	0	188	0	188
Preferred Securities
Banking & Finance	1,133	0	656	1,789

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short-Term Instruments
Repurchase Agreements	$0	$213,861	$0	$213,861
U.S. Treasury Bills	0	2,389	0	2,389
PIMCO Short-Term Floating NAV Portfolio	627,534	0	0	627,534
Purchased Options
Interest Rate Contracts	0	22	0	22
Investments, at value	$639,953	$1,699,930	$18,282	$2,358,165

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,178	0	1,178
Foreign Exchange Contracts	0	4,678	0	4,678
Interest Rate Contracts	2,724	2,080	0	4,804
	$2,724	$7,936	$0	$10,660

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(64)	(85)	(149)
Equity Contracts	(64,563)	0	0	(64,563)
Foreign Exchange Contracts	0	(4,010)	0	(4,010)
Interest Rate Contracts	0	(2,182)	(673)	(2,855)
	$(64,563)	$(6,256)	$(758)	$(71,577)

Totals	$578,114	$1,701,610	$17,524	$2,297,248

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Industrials	$0	$3,288	$0	$1	$0	$(2)	$0	$0	$3,287	$(2)
Mortgage-Backed Securities	0	5,089	0	0	0	84	0	0	5,173	84
Asset-Backed Securities	4,831	4,199	0	20	0	116	0	0	9,166	116
Preferred Securities
Banking & Finance	693	0	0	0	0	(37)	0	0	656	(37)

Investments, at value	$5,524	$12,576	$0	$21	$0	$161	$0	$0	$18,282	$161

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(5)	0	(133)	0	7	46	0	0	(85)	46
Interest Rate Contracts	(157)	0	(319)	0	0	(197)	0	0	(673)	(197)

	$(162)	$0	$(452)	$0	$7	$(151)	$0	$0	$(758)	$(151)

Totals	$5,362	$12,576	$(452)	$21	$7	$10	$0	$0	$17,524	$10

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

112	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$22	$0	$0	$0	$0	$22
Variation margin receivable (2)	5	0	0	7,212	0	7,217
Unrealized appreciation on foreign currency contracts	0	4,678	0	0	0	4,678
Unrealized appreciation on swap agreements	2,081	0	1,178	0	0	3,259

	$2,108	$4,678	$1,178	$7,212	$0	$15,176

Liabilities:
Written options outstanding	$2,839	$0	$85	$108	$0	$3,032
Variation margin payable (2)	114	0	0	0	0	114
Unrealized depreciation on foreign currency contracts	0	4,010	0	0	0	4,010
Unrealized depreciation on swap agreements	16	0	64	0	0	80

	$2,969	$4,010	$149	$108	$0	$7,236

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(49)	$0	$0	$(140)	$0	$(189)
Net realized gain (loss) on futures contracts, written options and swaps	28,620	179	721	(15,043)	0	14,477
Net realized gain on foreign currency transactions	0	449	0	0	0	449

	$28,571	$628	$721	$(15,183)	$0	$14,737

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(14)	$0	$0	$(58)	$0	$(72)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	1,261	(11)	281	(44,062)	0	(42,531)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	71	0	0	0	71

	$1,247	$60	$281	$(44,120)	$0	$(42,532)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(61,732) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	113

Schedule of Investments PIMCO CommoditiesPLUS™ Short Strategy Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 15.9%

BANKING & FINANCE 15.9%

Citigroup, Inc.
5.500% due 04/11/2013	$100	$107

Dexia Credit Local
0.693% due 03/05/2013	150	150

FIH Erhvervsbank A/S
0.619% due 08/17/2012	150	151

Morgan Stanley
2.876% due 05/14/2013	100	102

NIBC Bank NV
0.676% due 12/02/2014	150	150

Stadshypotek AB
0.839% due 09/30/2013	100	101

Total Corporate Bonds & Notes (Cost $754)		761

CONVERTIBLE BONDS & NOTES 1.0%

INDUSTRIALS 1.0%

Amgen, Inc.
0.125% due 02/01/2011	50	50

Total Convertible Bonds & Notes (Cost $50)		50

U.S. GOVERNMENT AGENCIES 15.4%

Fannie Mae
4.100% due 12/17/2018	200	201

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Overseas Private Investment Corp.
5.660% due 06/10/2018	$400	$534

Total U.S. Government Agencies (Cost $730)		735

SHORT-TERM INSTRUMENTS 66.0%

REPURCHASE AGREEMENTS 5.3%

State Street Bank and Trust Co.
0.010% due 10/01/2010	251	251

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $259. Repurchase proceeds are $251.)

U.S. TREASURY BILLS 35.6%
0.140% due 10/14/2010 (a)	1,700	1,700

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 25.1%
	119,836	1,200

Total Short-Term Instruments (Cost $3,151)		3,151

Total Investments 98.3% (Cost $4,685)		$4,697

Written Options (d) (0.1%) (Premiums $3)		(3)

Other Assets and Liabilities (Net) 1.8%		87

Net Assets 100.0%		$4,781

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield.
(b)	Affiliated to the Fund.
(c)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
France Government Bond	BOA	0.250%	12/20/2015	0.008%	$	100,000	$3	$(3)	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015	$	100,000	$0	$0	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

114	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized (Depreciation)
Pay	DJUBSTR Index	5,596	3-Month USD-LIBOR plus a specified spread	$	1,570	10/27/2010	GSC	$(7)
Pay	DJUBSTR Index	4,277	3-Month USD-LIBOR plus a specified spread		1,200	10/27/2010	JPM	(5)
Pay	DJUBSTR Index	7,414	3-Month USD-LIBOR plus a specified spread		2,080	10/27/2010	MSC	(9)

								$(21)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Variance Swaps

Pay/ Receive Variance (6)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.063	03/14/2011	DUB	$ 100	$(2)	$0	$(2)

(6)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(d)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	400	$3	$3

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-14 5-Year Index	UBS	Buy	0.900%	12/15/2010	$	100	$0	$0
Put - OTC CDX.IG-14 5-Year Index	UBS	Sell	1.500%	12/15/2010		100	0	0

							$0	$0

Transactions in written call and put options for the period ended September 30, 2010:

	Notional Amount	Premium
Balance at 08/17/2010	$0	$0
Sales	600	3
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 09/30/2010	$600	$3

(e)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$761	$0	$761
Convertible Bonds & Notes
Industrials	0	50	0	50
U.S. Government Agencies	0	735	0	735
Short-Term Instruments
Repurchase Agreements	0	251	0	251
U.S. Treasury Bills	0	1,700	0	1,700

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
PIMCO Short-Term Floating NAV Portfolio	$1,200	$0	$0	$1,200
Investments, at value	$1,200	$3,497	$0	$4,697

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	0	(3)	0	(3)
Other Contracts	0	(23)	0	(23)
	$0	$(26)	$0	$(26)

Totals	$1,200	$3,471	$0	$4,671

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.

See Accompanying Notes	Semiannual Report	September 30, 2010	115

Schedule of Investments PIMCO CommoditiesPLUS™ Short Strategy Fund (Cont.)	(Unaudited) September 30, 2010

(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(f)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Liabilities:
Written options outstanding	$3	$0	$0	$0	$0	$3
Unrealized depreciation on swap agreements	0	0	0	0	23	23

	$3	$0	$0	$0	$23	$26

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2010:
	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on futures contracts, written options and swaps	$0	$0	$0	$0	$(249)	$(249)

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$0	$0	$0	$0	$(18)	$(18)

(1)	See note 5 in the Notes to Financial Statements for additional information.

116	PIMCO Funds	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommoditiesPLUSTM Strategy Fund	(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 29.6%

BANKING & FINANCE 25.1%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$200	$209

American Express Bank FSB
5.500% due 04/16/2013		200	218

ANZ National International Ltd.
6.200% due 07/19/2013		3,000	3,337

Banco do Brasil S.A.
4.500% due 01/22/2015		900	948

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		2,000	2,009

Bank of America Corp.
0.792% due 09/11/2012		650	645

Cie de Financement Foncier
1.625% due 07/23/2012		7,800	7,835
2.125% due 04/22/2013		9,600	9,781

Citigroup, Inc.
0.562% due 06/09/2016		2,000	1,697
2.384% due 08/13/2013		1,500	1,512
6.000% due 12/13/2013		2,760	3,029

Countrywide Financial Corp.
5.800% due 06/07/2012		1,000	1,063

Crown Castle Towers LLC
4.174% due 08/15/2017		1,000	1,022

DanFin Funding Ltd.
1.226% due 07/16/2013		7,000	6,997

Dexia Credit Local
0.693% due 03/05/2013		4,000	3,988

Dexia Credit Local S.A.
2.750% due 04/29/2014		1,000	1,029

FIH Erhvervsbank A/S
0.619% due 08/17/2012		3,800	3,828

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		400	481

International Lease Finance Corp.
6.500% due 09/01/2014		4,000	4,310

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012		4,600	4,939

Morgan Stanley
0.780% due 01/09/2012		2,500	2,486
1.218% due 03/01/2013	EUR	2,300	2,986
2.876% due 05/14/2013		$3,400	3,467

National Australia Bank Ltd.
0.519% due 06/29/2016		1,200	1,162

New York Life Global Funding
0.999% due 12/20/2013	EUR	800	1,062

NIBC Bank NV
0.676% due 12/02/2014		$7,050	7,055

Pacific Life Global Funding
5.150% due 04/15/2013		500	540

PF Export Receivables Master Trust
6.436% due 06/01/2015		192	203

Regions Financial Corp.
0.459% due 06/26/2012		400	382

Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		16,000	16,439
5.250% due 05/15/2013	EUR	1,500	2,161

Royal Bank Of Scotland NV
0.992% due 03/09/2015		$2,000	1,723

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		400	461

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		$3,100	$3,058

SLM Corp.
0.728% due 10/25/2011		650	620
1.149% due 11/15/2011	EUR	950	1,234

Stadshypotek AB
0.839% due 09/30/2013		$4,400	4,422

State Bank of India
4.500% due 07/27/2015		2,000	2,105

Teva Pharmaceutical Finance III LLC
0.691% due 12/19/2011		1,000	1,004

TNK-BP Finance S.A.
6.250% due 02/02/2015		400	425
7.500% due 03/13/2013		500	545

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	2,732

Wachovia Corp.
5.500% due 05/01/2013		$1,200	1,320

Waha Aerospace BV
3.925% due 07/28/2020		2,000	2,059

			118,528

INDUSTRIALS 2.8%

America Movil SAB de C.V.
3.625% due 03/30/2015		500	523

Celulosa Arauco y Constitucion S.A.
5.625% due 04/20/2015		500	549

Daimler Finance North America LLC
5.875% due 03/15/2011		1,000	1,023
7.750% due 01/18/2011		1,000	1,020

Delta Air Lines 2010-1 Class A Pass-Through Trust
6.200% due 07/02/2018		500	520

Devon Financing Corp. ULC
6.875% due 09/30/2011		1,000	1,058

Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		300	317

GTL Trade Finance, Inc.
7.250% due 10/20/2017		500	559

Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	643

Indian Oil Corp. Ltd.
4.750% due 01/22/2015		400	426

JC Penney Corp., Inc.
9.000% due 08/01/2012		1,500	1,661

Noble Group Ltd.
4.875% due 08/05/2015		1,500	1,555
6.625% due 03/17/2015		700	726

Petroleos Mexicanos
4.875% due 03/15/2015		400	434

WM Wrigley Jr. Co.
1.664% due 06/28/2011		2,000	2,001

			13,015

UTILITIES 1.7%

BP Capital Markets PLC
0.422% due 04/11/2011		100	100
2.750% due 02/27/2012		200	202

British Telecommunications PLC
9.375% due 12/15/2010		2,600	2,641

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		200	239

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Columbus Southern Power Co.
0.692% due 03/16/2012	$500	$501

Duke Energy Carolinas LLC
5.625% due 11/30/2012	500	547
6.250% due 01/15/2012	540	578

Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	2,100	2,357

Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014	280	312

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	500	551
		8,028

Total Corporate Bonds & Notes (Cost $136,789)		139,571

CONVERTIBLE BONDS & NOTES 1.1%

INDUSTRIALS 1.1%

Amgen, Inc.
0.125% due 02/01/2011	2,500	2,503

Medtronic, Inc.
1.500% due 04/15/2011	2,700	2,717

Total Convertible Bonds & Notes (Cost $5,192)		5,220

U.S. GOVERNMENT AGENCIES 10.8%

Fannie Mae
0.246% due 07/26/2012	42,000	41,990
4.100% due 12/17/2018	4,800	4,834

Small Business Administration
4.840% due 05/01/2025	969	1,054
5.310% due 05/01/2027	773	860
5.820% due 06/01/2026	1,020	1,144
6.770% due 11/01/2028	963	1,116

Total U.S. Government Agencies (Cost $50,898)		50,998

MORTGAGE-BACKED SECURITIES 12.1%

Arkle Master Issuer PLC
0.459% due 02/17/2052	2,000	1,976

Banc of America Funding Corp.
5.580% due 05/20/2036	2,700	2,278

Bear Stearns Adjustable Rate Mortgage Trust
2.616% due 04/25/2034	2,001	1,919

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	328	228

Chase Mortgage Finance Corp.
3.186% due 02/25/2037	1,161	1,079

Citigroup Mortgage Loan Trust, Inc.
2.650% due 12/25/2035	1,754	1,693
4.900% due 12/25/2035	1,781	1,665

Countrywide Home Loan Mortgage Pass-Through Trust
3.177% due 11/20/2034	2,303	1,987

Credit Suisse First Boston Mortgage Securities Corp.
2.751% due 04/25/2034	260	251

Credit Suisse Mortgage Capital Certificates
0.327% due 02/15/2022	838	777

First Horizon Alternative Mortgage Securities
2.615% due 04/25/2035	1,735	1,465

First Horizon Asset Securities, Inc.
2.838% due 07/25/2033	932	913

See Accompanying Notes	Semiannual Report	September 30, 2010	117

Consolidated Schedule of Investments  PIMCO CommoditiesPLUSTM Strategy Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GS Mortgage Securities Corp. II
4.592% due 08/10/2043		$1,400	$1,505

Harborview Mortgage Loan Trust
0.567% due 11/19/2035		2,648	1,759
0.597% due 06/20/2035		1,846	1,564

JPMorgan Mortgage Trust
5.409% due 11/25/2035		2,075	2,013

MASTR Adjustable Rate Mortgages Trust
2.903% due 11/21/2034		1,500	1,367

MLCC Mortgage Investors, Inc.
2.009% due 10/25/2035		292	267
2.279% due 12/25/2034		289	277
4.250% due 10/25/2035		340	291

Morgan Stanley Dean Witter Capital I
0.807% due 03/11/2016		5,500	5,501

OBP Depositor LLC Trust
4.646% due 07/15/2045		2,000	2,167

Permanent Master Issuer PLC
0.606% due 10/15/2033		7,400	7,274
0.636% due 07/15/2033		2,000	1,945

Vornado DP LLC
2.970% due 09/13/2028		2,000	2,033

WaMu Mortgage Pass-Through Certificates
0.536% due 11/25/2045		3,893	2,866
1.440% due 01/25/2046		2,708	2,188

Wells Fargo Mortgage-Backed Securities Trust
2.889% due 07/25/2035		3,000	2,779
2.904% due 03/25/2035		1,754	1,673
4.986% due 12/25/2034		254	250
5.000% due 03/25/2036		251	239
5.679% due 04/25/2036		3,200	2,965

Total Mortgage-Backed Securities (Cost $55,779)			57,154

ASSET-BACKED SECURITIES 5.2%

AMMC CDO
0.542% due 05/03/2018		1,500	1,426

BA Credit Card Trust
0.277% due 03/15/2014		500	499
0.287% due 11/15/2013		560	559

Callidus Debt Partners Fund Ltd.
0.785% due 04/17/2020		498	466

Chase Issuance Trust
0.277% due 03/15/2013		500	500

Entrust Financial Services, Inc.
1.389% due 10/26/2026		2,000	2,003

Ford Credit Auto Owner Trust
2.100% due 11/15/2011		117	117

Gallatin Funding Ltd.
0.626% due 08/15/2017		1,000	936

Gulf Stream - Sextant CLO Ltd.
0.886% due 07/15/2016		471	453

Harbourmaster CLO Ltd.
1.139% due 06/15/2020	EUR	1,975	2,491

HSBC Home Equity Loan Trust
5.910% due 03/20/2036		$596	601

Navigare Funding CLO Ltd.
0.605% due 05/20/2019		2,500	2,331

Nelnet Student Loan Trust
1.212% due 07/27/2048		5,000	5,008

Residential Asset Mortgage Products, Inc.
0.336% due 02/25/2037		262	260

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLC Student Loan Trust
0.292% due 03/15/2018	$149	$149

SLM Student Loan Trust
0.498% due 07/25/2017	923	919
0.998% due 10/25/2017	1,000	1,003
1.298% due 10/25/2013	11	11
1.998% due 04/25/2023	258	268
2.177% due 08/15/2016	1,539	1,540

Structured Asset Investment Loan Trust
0.306% due 07/25/2036	7	7

Venture CDO Ltd.
0.751% due 01/20/2022	3,400	3,022

Total Asset-Backed Securities (Cost $24,462)		24,569

SOVEREIGN ISSUES 1.0%

Export-Import Bank of Korea
5.875% due 01/14/2015	1,500	1,680
8.125% due 01/21/2014	500	588

Korea Development Bank
4.375% due 08/10/2015	400	425
8.000% due 01/23/2014	500	585

Korea Housing Finance Corp.
4.125% due 12/15/2015	1,500	1,578

Total Sovereign Issues (Cost $4,690)		4,856

SHORT-TERM INSTRUMENTS 39.5%

COMMERCIAL PAPER 5.1%

Fannie Mae
0.030% due 10/06/2010	5,400	5,400
0.240% due 10/05/2010	700	700
0.281% due 10/13/2010	200	200

Federal Home Loan Bank
0.080% due 10/18/2010	5,400	5,399
0.100% due 10/04/2010	4,000	4,000
0.108% due 10/06/2010	2,100	2,100
0.192% due 10/22/2010	2,100	2,100

Freddie Mac
0.243% due 10/06/2010	2,400	2,400
0.250% due 10/18/2010	2,000	2,000

		24,299

REPURCHASE AGREEMENTS 14.5%

Banc of America Securities LLC
0.180% due 10/01/2010	11,200	11,200
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.125% - 4.875% due 02/15/2012 - 05/31/2015 valued at $11,514. Repurchase proceeds are $11,200.)

Barclays Capital, Inc.
0.190% due 10/01/2010	11,200	11,200
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $11,434. Repurchase proceeds are $11,200.)

BNP Paribas Bank
0.240% due 10/01/2010	11,200	11,200
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $11,456. Repurchase proceeds are $11,200.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Securities (USA) LLC
0.200% due 10/01/2010	$11,200	$11,200
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.375% due 09/30/2012 valued at $11,459. Repurchase proceeds are $11,200.)

Deutsche Bank AG
0.320% due 10/01/2010	10,200	10,200
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $10,419. Repurchase proceeds are $10,200.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	11,200	11,200
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $11,464. Repurchase proceeds are $11,200.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	2,216	2,216
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $2,261. Repurchase proceeds are $2,216.)

		68,416

U.S. TREASURY BILLS 7.6%
0.126% due 10/07/2010 - 01/27/2011 (a)(c)(d)	35,726	35,722

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 12.3%
	5,790,477	58,009

Total Short-Term Instruments (Cost $186,446)		186,446

PURCHASED OPTIONS (f) 0.3%
(Cost $1,960)		1,404

Total Investments 99.6% (Cost $466,216)		$470,218

Written Options (g) (0.5%) (Premiums $2,797)		(2,126)

Other Assets and Liabilities (Net) 0.9%		4,212

Net Assets 100.0%		$472,304

118	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield.
(b)	Affiliated to the Fund.
(c)	Securities with an aggregate market value of $580 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(d)	Securities with an aggregate market value of $2,424 and cash of $138 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Mill Wheat November Futures	Long	11/2010	89	$21
Red Spring Wheat December Futures	Long	12/2010	372	(372)
Wheat December Futures	Long	12/2010	701	2,040
Wheat December Futures	Short	12/2010	1,073	(1,016)
Wheat December Futures	Short	12/2011	33	(52)

				$621

(e)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
JC Penney Corp., Inc.	BCLY	(1.000%	)	09/20/2012	1.385%	$	1,800	$13	$6	$7
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.567%		2,000	(38)	(4)	(34)

								$(25)	$2	$(27)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
France Government Bond	BOA	0.250%	12/20/2015	0.796%	$	4,200	$(115)	$(115)	$0
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		1,500	(7)	(19)	12
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.571%		1,000	(26)	(32)	6

							$(148)	$(166)	$18

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Month GBP-United Kingdom RPI Index	3.450%	09/15/2012	DUB	GBP	300	$1	$0	$1
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC	BRL	9,700	(8)	(10)	2
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		8,000	74	61	13

							$67	$51	$16

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn March Futures	$(515.200)	02/24/2011	MSC	630	$44	$0	$44
Receive	CBOT Denatured Fuel Ethanol April Futures	1.930	03/31/2011	MSC	1,764	(29)	0	(29)
Pay	LME Copper December Futures	(7,390.000)	12/13/2010	DUB	1	(739)	0	(739)

See Accompanying Notes	Semiannual Report	September 30, 2010	119

Consolidated Schedule of Investments PIMCO CommoditiesPLUSTM Strategy Fund (Cont.)

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	LME Copper December Futures	$(7,475.000)	12/13/2010	DUB	4	$(1,944)	$0	$(1,944)
Receive	LME Copper December Futures	7,372.000	12/19/2011	DUB	1	654	0	654
Receive	LME Copper December Futures	7,451.000	12/19/2011	DUB	4	1,710	0	1,710

						$(304)	$0	$(304)

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	CSIXTR Index	19,889	3-Month USD-LIBOR plus a specified spread	$102,290	10/27/2010	BCLY	$1,975
Receive (6)	SPGCIATR Index	63,378	0.240%	5,970	10/27/2010	BCLY	112
Pay (6)	SPGCIKP Index	18,675	0.120%	11,980	10/27/2010	BCLY	(113)
Receive	CSIXTR Index	33,466	3-Month USD-LIBOR plus a specified spread	172,120	10/27/2010	CSFB	3,325
Receive	CSIXTR Index	32,076	3-Month USD-LIBOR plus a specified spread	164,970	10/27/2010	GSC	3,186
Receive	CSIXTR Index	4,628	3-Month USD-LIBOR plus a specified spread	23,800	10/27/2010	JPM	460
Receive	DJUBSF1T Index	230,733	3-Month USD-LIBOR plus a specified spread	114,920	10/27/2010	JPM	471
Receive	DJUBSF3T Index	99,927	3-Month USD-LIBOR plus a specified spread	57,810	10/27/2010	JPM	241
Pay	DJUBSTR Index	618,356	3-Month USD-LIBOR plus a specified spread	173,480	10/27/2010	JPM	(759)
Pay	DJUBHGTR Index	34,593	3-Month USD-LIBOR plus a specified spread	27,280	10/27/2010	MSC	(109)
Receive	MOTC3112 Index	5,642	3-Month USD-LIBOR plus a specified spread	27,130	10/27/2010	MSC	218
Receive (6)	SPGCIZTR Index	46,855	0.240%	6,000	10/27/2010	MSC	(68)

							$ 8,939

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(6)	At the maturity date, a net cash flow is exchanged, where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps
Pay/Receive Variance (7)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.066	03/08/2011	GSC	$	7,000	$236	$0	$236
Pay	London Gold Market Fixing Ltd. PM	0.063	03/14/2011	DUB		4,000	(65)	0	(65)
Pay	London Gold Market Fixing Ltd. PM	0.081	07/07/2011	GSC		13,000	514	0	514

							$685	$0	$685

(7)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(f)	Purchased options outstanding on September 30, 2010:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$109.000	12/31/2011	336	$995	$699

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - U.S. Oil Fund LP	$30.000	04/15/2011	$500	$965	$705

(g)	Written options outstanding on September 30, 2010: Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX WTI Crude December Futures	$300.000	12/31/2011	336	$1,129	$785
Put - OTC NYMEX WTI Crude May Futures	72.000	04/14/2011	217	1,050	863

				$2,179	$1,648

120	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT Corn December Futures	$500.000	11/26/2010	60	$33	$78
Call - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	13	4	6
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	13	3	1

				$40	$85

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	4,000	$35	$21
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,600	11	11
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		11,000	113	59
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,000	45	21
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,000	23	11
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		100	1	1
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,000	44	21
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		32,300	260	216

								$532	$361

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	1,000	$4	$2
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		1,000	4	1
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010		1,200	4	3
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		200	1	0
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	12/15/2010		1,000	5	3
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010	$	1,600	5	4
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		1,600	5	2
Call - OTC iTraxx Europe 14 Index	JPM	Buy	1.000%	11/17/2010	EUR	200	0	0
Put - OTC iTraxx Europe 14 Index	JPM	Sell	1.400%	11/17/2010		200	1	1
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011	$	400	2	1
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011	EUR	400	3	3

							$34	$20

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$900	$12	$12

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 05/28/2010	0	$0	EUR	0	$0
Sales	639	68,000		5,200	2,817
Closing Buys	0	(4,500)		0	(20)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2010	639	$63,500	EUR	5,200	$2,797

(h)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	350	12/2010	DUB	$4	$0	$4
Buy		4,417	12/2010	RBS	80	0	80
Sell	EUR	885	10/2010	CITI	0	(78)	(78)
Sell		7,577	11/2010	DUB	0	(622)	(622)
Sell		943	11/2010	RBS	0	(85)	(85)
Buy	INR	4,147	03/2011	BOA	2	0	2
Buy		16,380	03/2011	CITI	5	0	5
Buy		16,387	03/2011	DUB	6	0	6
Buy		28,856	03/2011	JPM	14	0	14

					$111	$(785)	$(674)

See Accompanying Notes	Semiannual Report	September 30, 2010	121

Consolidated Schedule of Investments PIMCO CommoditiesPLUSTM Strategy Fund (Cont.)

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$118,528	$0	$118,528
Industrials	0	13,015	0	13,015
Utilities	0	8,028	0	8,028
Convertible Bonds & Notes
Industrials	0	5,220	0	5,220
U.S. Government Agencies	0	50,998	0	50,998
Mortgage-Backed Securities	0	57,154	0	57,154
Asset-Backed Securities	0	13,443	11,126	24,569
Sovereign Issues	0	4,856	0	4,856
Short-Term Instruments
Commercial Paper	0	24,299	0	24,299
Repurchase Agreements	0	68,416	0	68,416
U.S. Treasury Bills	0	35,722	0	35,722
PIMCO Short-Term Floating NAV Portfolio	58,009	0	0	58,009
Purchased Options
Other Contracts	0	705	699	1,404
Investments, at value	$58,009	$400,384	$11,825	$470,218

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$25	$0	$25
Foreign Exchange Contracts	0	111	0	111
Interest Rate Contracts	0	16	0	16
Other Contracts	2,060	13,147	0	15,207
	$2,060	$13,299	$0	$15,359

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(35)	(19)	(54)
Foreign Exchange Contracts	0	(785)	0	(785)
Interest Rate Contracts	0	(368)	(11)	(379)
Other Contracts	(1,518)	(3,826)	(1,649)	(6,993)
	$(1,518)	$(5,014)	$(1,679)	$(8,211)

Totals	$58,551	$408,669	$10,146	$477,366

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 05/28/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Asset-Backed Securities	$0	$11,030	$0	$15	$0	$81	$0	$0	$11,126	$81
Purchased Options
Other Contracts	0	995	0	0	0	(296)	0	0	699	(296)

Investments, at value	$0	$12,025	$0	$15	$0	$(215)	$0	$0	$11,825	$(215)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(33)	0	0	14	0	0	(19)	14
Interest Rate Contracts	0	0	(11)	0	0	0	0	0	(11)	0
Other Contracts	0	0	(2,179)	0	0	530	0	0	(1,649)	530

	$0	$0	$(2,223)	$0	$0	$544	$0	$0	$(1,679)	$544

Totals	$0	$12,025	$(2,223)	$15	$0	$329	$0	$0	$10,146	$329

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

122	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(j)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$1,404	$1,404
Variation margin receivable (2)	0	0	0	0	136	136
Unrealized appreciation on foreign currency contracts	0	111	0	0	0	111
Unrealized appreciation on swap agreements	16	0	25	0	13,146	13,187

	$16	$111	$25	$0	$14,686	$14,838

Liabilities:
Written options outstanding	$380	$0	$20	$0	$1,726	$2,126
Variation margin payable (2)	0	0	0	0	11	11
Unrealized depreciation on foreign currency contracts	0	785	0	0	0	785
Unrealized depreciation on swap agreements	0	0	34	0	3,826	3,860

	$380	$785	$54	$0	$5,563	$6,782

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$(10)	$0	$(11)	$0	$43,059	$43,038
Net realized (loss) on foreign currency transactions	0	(160)	0	0	0	(160)

	$(10)	$(160)	$(11)	$0	$43,059	$42,878

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(556)	$(556)
Net change in unrealized appreciation on futures contracts, written options and swaps	209	0	5	0	10,405	10,619
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(674)	0	0	0	(674)

	$209	$(674)	$5	$0	$9,849	$9,389

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $621 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	123

Consolidated Schedule of Investments  PIMCO CommodityRealReturn Strategy Fund®

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Ford Motor Co.
3.010% due 12/15/2013		$1,000	$982

Vodafone Group PLC
6.875% due 08/11/2015		9,500	9,399

Total Bank Loan Obligations (Cost $10,411)			10,381

CORPORATE BONDS & NOTES 9.3%

BANKING & FINANCE 8.2%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		800	838
7.700% due 08/07/2013		3,300	3,649
8.700% due 08/07/2018		17,800	21,943

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		21,500	23,779

Ally Financial, Inc.
5.375% due 06/06/2011		21,862	22,217
6.000% due 12/15/2011		24,019	24,736
6.875% due 09/15/2011		4,900	5,078
7.000% due 02/01/2012		15,400	16,074
7.250% due 03/02/2011		5,000	5,112
7.500% due 09/15/2020		19,000	20,330

American Express Bank FSB
0.386% due 05/29/2012		200	198
0.407% due 06/12/2012		1,750	1,733
5.500% due 04/16/2013		6,800	7,408
5.550% due 10/17/2012		500	539

American Express Credit Corp.
5.875% due 05/02/2013		2,500	2,754
7.300% due 08/20/2013		1,570	1,806

American International Group, Inc.
1.034% due 04/26/2011	EUR	1,500	2,036
4.000% due 09/20/2011		200	273
4.950% due 03/20/2012		$1,150	1,200
5.850% due 01/16/2018		22,500	23,400
8.175% due 05/15/2068		23,800	23,978
8.250% due 08/15/2018		12,500	14,625

AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		3,600	3,815

ANZ National International Ltd.
0.792% due 08/19/2014		30,000	30,257
6.200% due 07/19/2013		33,200	36,925

Banco do Brasil S.A.
4.500% due 01/22/2015		14,500	15,279

Banco Santander Chile
1.771% due 04/20/2012		31,500	31,500

Bank of America Corp.
0.826% due 06/11/2012	GBP	3,800	5,817
1.129% due 06/28/2011	EUR	3,000	4,048
5.375% due 06/15/2014		$15,000	16,210
7.375% due 05/15/2014		8,400	9,665

Bank of Scotland PLC
0.352% due 12/08/2010		5,000	4,998

Barclays Bank PLC
6.050% due 12/04/2017		41,300	44,855
7.434% due 09/29/2049		8,500	8,755
10.179% due 06/12/2021		22,940	30,646

Caelus Re Ltd.
6.549% due 06/07/2011		3,900	3,944

Citigroup Capital XXI
8.300% due 12/21/2077		7,600	8,018

Citigroup, Inc.
0.418% due 03/07/2014		7,100	6,662
0.715% due 11/05/2014		1,113	1,033
2.384% due 08/13/2013		5,448	5,491

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 02/27/2012		$10,413	$10,942
5.500% due 04/11/2013		21,000	22,548
6.000% due 12/13/2013		6,491	7,123
6.125% due 05/15/2018		7,200	7,867

Commonwealth Bank of Australia
0.789% due 06/25/2014		52,000	52,305

Countrywide Financial Corp.
5.800% due 06/07/2012		15,300	16,260

Credit Agricole S.A.
0.816% due 02/02/2012		3,000	2,988

Daimler International Finance BV
1.443% due 01/27/2012		4,400	4,396

Danske Bank A/S
5.914% due 12/29/2049		3,000	2,872

Dexia Credit Local
0.693% due 03/05/2013		46,600	46,462

FCE Bank PLC
7.125% due 01/16/2012	EUR	200	283
7.125% due 01/15/2013		500	711
7.875% due 02/15/2011	GBP	3,000	4,790

Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$12,300	13,205
7.250% due 10/25/2011		20,025	21,027
7.375% due 02/01/2011		7,800	7,945
7.500% due 08/01/2012		7,300	7,752
7.800% due 06/01/2012		11,500	12,236

Foundation Re II Ltd.
7.119% due 11/26/2010		10,500	10,526

General Electric Capital Corp.
1.239% due 05/22/2013		3,920	3,912
5.500% due 09/15/2067	EUR	29,800	35,039
6.500% due 09/15/2067	GBP	2,600	3,814

GIE PSA Tresorerie
5.875% due 09/27/2011	EUR	3,500	4,898

Goldman Sachs Group, Inc.
0.740% due 03/22/2016		$1,200	1,111
1.198% due 02/04/2013	EUR	1,900	2,511
5.300% due 02/14/2012		$5,000	5,261
5.375% due 02/15/2013	EUR	5,500	7,879

Green Valley Ltd.
4.410% due 01/10/2011		5,400	7,326

HBOS PLC
6.750% due 05/21/2018		$14,500	14,589

ING Bank NV
1.089% due 03/30/2012		900	897

International Lease Finance Corp.
5.350% due 03/01/2012		23,000	23,259
5.625% due 09/20/2013		7,700	7,594
6.375% due 03/25/2013		8,300	8,383
6.500% due 09/01/2014		8,500	9,159
6.625% due 11/15/2013		9,700	9,773
6.750% due 09/01/2016		9,600	10,320
7.125% due 09/01/2018		19,000	20,568

JPMorgan Chase & Co.
0.414% due 06/25/2012		1,200	1,196

Kamp Re 2005 Ltd.
0.357% due 12/14/2010 (a)		1,382	515

LBG Capital No.1 PLC
7.625% due 10/14/2020	EUR	500	651

LBG Capital No.2 PLC
6.385% due 05/12/2020		5,100	6,040

LeasePlan Corp. NV
3.000% due 05/07/2012		$14,500	14,988

Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)	JPY	2,100,000	4,088

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.875% due 05/02/2018 (a)		$27,869	$6,689
7.500% due 05/11/2038 (a)		5,000	7

Lloyds TSB Bank PLC
12.000% due 12/29/2049		21,200	24,478

Merrill Lynch & Co., Inc.
1.179% due 08/09/2013	EUR	5,000	6,497
1.226% due 03/22/2011		5,500	7,461
1.628% due 09/27/2012		7,200	9,505
5.450% due 02/05/2013		$12,255	13,170
6.050% due 08/15/2012		3,000	3,221

Metropolitan Life Global Funding I
0.927% due 07/13/2011		10,600	10,620
1.417% due 09/17/2012		73,000	74,381

Morgan Stanley
0.780% due 01/09/2012		1,800	1,790
0.830% due 01/09/2014		3,100	2,932
1.188% due 11/29/2013	EUR	1,000	1,296
1.218% due 03/01/2013		35,721	46,374
2.876% due 05/14/2013		$49,900	50,891

National Australia Bank Ltd.
1.011% due 01/08/2013		4,700	4,706
3.750% due 03/02/2015		25,000	26,430
5.350% due 06/12/2013		27,100	29,716

New York Life Global Funding
0.999% due 12/20/2013	EUR	2,950	3,916
4.650% due 05/09/2013		$200	217

Pacific Life Global Funding
5.150% due 04/15/2013		9,200	9,944

Pearson Dollar Finance PLC
5.500% due 05/06/2013		3,000	3,294

Pricoa Global Funding I
0.489% due 09/27/2013		3,400	3,343
0.575% due 01/30/2012		5,100	5,066

Prudential Financial, Inc.
3.000% due 06/10/2013		36,200	35,990

Royal Bank of Scotland Group PLC
0.806% due 10/14/2016		1,000	854
2.625% due 05/11/2012		16,700	17,158
2.759% due 08/23/2013		23,000	23,484
3.000% due 12/09/2011		16,800	17,252

Royal Bank Of Scotland NV
0.992% due 03/09/2015		1,000	861

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		31,100	30,681

SLM Corp.
0.492% due 03/15/2011		5,000	4,960
0.728% due 10/25/2011		2,175	2,076
1.580% due 10/01/2014		500	380
1.580% due 11/01/2016		700	477
3.125% due 09/17/2012	EUR	300	388
5.000% due 10/01/2013		$5,000	4,904
5.050% due 11/14/2014		3,100	2,956
5.375% due 05/15/2014		1,000	974

Svenska Handelsbanken AB
1.292% due 09/14/2012		25,000	25,111

Vita Capital III Ltd.
1.633% due 01/01/2011		300	299
1.653% due 01/01/2012		8,000	7,932

Wells Fargo & Co.
7.980% due 03/29/2049		11,800	12,478

Wells Fargo Capital XIII
7.700% due 12/29/2049		14,500	15,116

Westpac Banking Corp.
2.700% due 12/09/2014		12,400	12,885

124	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010	$20,000	$20,000

		1,530,793

INDUSTRIALS 0.8%

Black & Decker Corp.
5.750% due 11/15/2016	5,000	5,795

Boston Scientific Corp.
6.000% due 06/15/2011	5,000	5,142

Con-way, Inc.
7.250% due 01/15/2018	10,000	11,141

DISH DBS Corp.
6.375% due 10/01/2011	6,000	6,225
7.000% due 10/01/2013	5,000	5,331

DR Horton, Inc.
5.625% due 01/15/2016	5,000	5,012
6.500% due 04/15/2016	4,000	4,080

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	1,500	1,545

Gazprom Via Gaz Capital S.A.
7.343% due 04/11/2013	4,600	5,037
8.146% due 04/11/2018	7,000	8,225

Harvest Operations Corp.
6.875% due 10/01/2017 (b)	3,900	4,007

Lennar Corp.
5.500% due 09/01/2014	1,200	1,158
5.600% due 05/31/2015	3,000	2,843

Limited Brands, Inc.
6.900% due 07/15/2017	2,000	2,130

Macy's Retail Holdings, Inc.
5.350% due 03/15/2012	1,500	1,571
7.450% due 07/15/2017	2,000	2,245

Masco Corp.
5.875% due 07/15/2012	2,145	2,227

MGM Resorts International
9.000% due 03/15/2020	1,800	1,904

New York Times Co.
5.000% due 03/15/2015	1,000	985

Noble Group Ltd.
4.875% due 08/05/2015	11,500	11,923
6.625% due 03/17/2015	800	829

Petroleos Mexicanos
5.500% due 01/21/2021	13,300	14,231

Rexam PLC
6.750% due 06/01/2013	12,800	13,893

Seagate Technology HDD Holdings
6.375% due 10/01/2011	4,000	4,140

Southwest Airlines Co.
5.125% due 03/01/2017	3,000	3,156

Standard Pacific Corp.
7.000% due 08/15/2015	2,000	1,925

Tate & Lyle International Finance PLC
6.625% due 06/15/2016	3,500	3,949

Tyco Electronics Group S.A.
6.550% due 10/01/2017	3,500	4,099

WM Wrigley Jr. Co.
1.664% due 06/28/2011	18,000	18,012

		152,760

UTILITIES 0.3%

BP Capital Markets PLC
0.422% due 04/11/2011	2,800	2,792
2.750% due 02/27/2012	1,700	1,713

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.625% due 05/08/2014	$350	$362
4.750% due 03/10/2019	1,410	1,477

British Telecommunications PLC
9.375% due 12/15/2010	20,200	20,520

Consolidated Natural Gas Co.
5.000% due 03/01/2014	5,000	5,513

EI Paso Performance-Linked Trust
7.750% due 07/15/2011	3,600	3,745

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,000	2,045

Sprint Capital Corp.
7.625% due 01/30/2011	8,685	8,848

Verizon Wireless Capital LLC
3.750% due 05/20/2011	2,500	2,550

		49,565

Total Corporate Bonds & Notes (Cost $1,688,644)		1,733,118

CONVERTIBLE BONDS & NOTES 0.1%

BANKING & FINANCE 0.0%

Boston Properties LP
2.875% due 02/15/2037	2,100	2,132

National City Corp.
4.000% due 02/01/2011	550	555

U.S. Bancorp
0.000% due 12/11/2035	1,100	1,098

		3,785

INDUSTRIALS 0.1%

Amgen, Inc.
0.125% due 02/01/2011	16,550	16,571

Host Hotels & Resorts LP
2.625% due 04/15/2027	4,000	3,920

Medtronic, Inc.
1.500% due 04/15/2011	3,600	3,622

		24,113

Total Convertible Bonds & Notes (Cost $27,695)		27,898

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.2%

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	200	210

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	700	479
5.750% due 06/01/2047	1,900	1,440

Los Angeles, California Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 08/01/2027	4,000	4,341

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039	6,300	6,843

Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024	11,225	5,490

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	15,000	16,409

		35,212

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 0.0%

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	$3,350	$2,773

OHIO 0.1%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	2,100	1,697
5.875% due 06/01/2047	16,000	11,728
6.000% due 06/01/2042	300	228

		13,653

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	42,500	2,829

RHODE ISLAND 0.0%

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,196

TEXAS 0.0%

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,493

WEST VIRGINIA 0.1%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	10,450	8,117

Total Municipal Bonds & Notes (Cost $70,204)		66,273

U.S. GOVERNMENT AGENCIES 0.4%

Fannie Mae
0.386% due 03/25/2036	1,148	1,066
0.701% due 02/25/2037	25,560	25,526
1.586% due 07/01/2044 - 10/01/2044	2,915	2,900
2.263% due 04/01/2033	712	745
2.789% due 05/01/2035	443	465
3.116% due 04/01/2035	254	266
5.460% due 05/01/2036	209	220
5.950% due 02/25/2044	3,306	3,602

Freddie Mac
0.487% due 02/15/2019	20,302	20,295
0.527% due 01/15/2037	176	176
0.607% due 12/15/2030	15	15
0.657% due 11/15/2016 - 03/15/2017	783	784
2.631% due 01/01/2034	17	17
2.712% due 01/01/2034	512	534
2.828% due 06/01/2033	519	545
3.345% due 01/01/2034	872	915
5.000% due 01/15/2018 - 08/15/2020	4,640	4,916
5.250% due 08/15/2011	651	662

Ginnie Mae
2.750% due 12/20/2035	1,457	1,500
3.625% due 07/20/2035	62	64

Small Business Administration
5.902% due 02/10/2018	4,611	5,182

Total U.S. Government Agencies (Cost $68,726)		70,395

See Accompanying Notes	Semiannual Report	September 30, 2010	125

Consolidated Schedule of Investments  PIMCO CommodityRealReturn Strategy Fund®  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 94.7%

Treasury Inflation Protected Securities (d)
0.625% due 04/15/2013		$246,821	$253,686
1.250% due 04/15/2014		552,459	581,808
1.250% due 07/15/2020 (f)(g)(i)		1,222,714	1,285,092
1.375% due 07/15/2018		99,052	106,179
1.375% due 01/15/2020		583,634	621,434
1.625% due 01/15/2015 (g)(j)		963,883	1,031,129
1.625% due 01/15/2018		535,550	582,034
1.750% due 01/15/2028		2,758	2,924
1.875% due 07/15/2013 (g)(i)		1,334,902	1,419,897
1.875% due 07/15/2015 (j)		1,032,909	1,124,175
1.875% due 07/15/2019		353,480	392,529
1.875% due 07/15/2019 (i)		306,359	340,202
2.000% due 04/15/2012		332,241	344,051
2.000% due 01/15/2014 (f)(g)(i)		1,267,932	1,361,244
2.000% due 07/15/2014 (f)(g)(j)		1,588,239	1,719,641
2.000% due 07/15/2014 (j)		391,268	423,639
2.000% due 01/15/2016		813,779	893,186
2.000% due 01/15/2026		4,174	4,591
2.125% due 01/15/2019		558,887	630,320
2.125% due 02/15/2040		15,130	16,899
2.375% due 04/15/2011		128,947	130,610
2.375% due 01/15/2017		506,656	571,967
2.375% due 01/15/2025		23,594	27,129
2.375% due 01/15/2027		1,297	1,497
2.500% due 07/15/2016		971	1,102
2.500% due 07/15/2016 (f)(g)(i)(j)		1,320,440	1,497,669
2.500% due 01/15/2029		10,662	12,581
2.625% due 07/15/2017 (f)(g)		976,751	1,128,072
3.000% due 07/15/2012		410,119	435,847
3.375% due 01/15/2012		123,208	129,099
3.500% due 01/15/2011		62,630	63,217
3.625% due 04/15/2028		4,044	5,409
3.875% due 04/15/2029		4,244	5,900

U.S. Treasury Notes
0.375% due 08/31/2012 (g)(j)		7,258	7,253
0.375% due 08/31/2012 (i)		243,092	242,931
0.625% due 06/30/2012		45,500	45,692
2.750% due 05/31/2017		36,500	38,627
3.625% due 08/15/2019		110,400	121,440

Total U.S. Treasury Obligations (Cost $17,194,343)			17,600,702

MORTGAGE-BACKED SECURITIES 2.9%

Adjustable Rate Mortgage Trust
2.891% due 09/25/2035		3,685	2,770

American Home Mortgage Assets
0.446% due 05/25/2046		456	246
1.290% due 11/25/2046		10,635	5,135

Arkle Master Issuer PLC
1.519% due 05/17/2060		49,900	49,765

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	8,800	11,980

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		$10,140	10,634
5.837% due 06/10/2049		7,100	7,341
5.889% due 07/10/2044		600	640
5.928% due 05/10/2045		9,700	10,654
5.934% due 02/10/2051		7,100	7,649

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Funding Corp.
0.547% due 05/20/2035		$525	$298
5.939% due 01/20/2047		994	736

Banc of America Large Loan, Inc.
0.767% due 08/15/2029		337	310

Banc of America Mortgage Securities, Inc.
2.942% due 07/25/2035		3,926	3,537
3.043% due 03/25/2035		1,545	1,364

BCAP LLC Trust
0.426% due 01/25/2037		3,756	2,133

Bear Stearns Adjustable Rate Mortgage Trust
2.300% due 08/25/2035		3,967	3,810
2.560% due 08/25/2035		7,707	7,311
2.760% due 03/25/2035		16,153	15,433
2.764% due 05/25/2033		138	138
2.934% due 03/25/2035		4,325	4,156
3.458% due 01/25/2035		5,111	4,951
5.699% due 02/25/2036		1,220	880

Bear Stearns Alt-A Trust
0.416% due 02/25/2034		1,993	1,538
0.476% due 12/25/2046 (a)		97	3
2.754% due 09/25/2034		1,106	888
2.984% due 09/25/2035		1,016	772

Chase Mortgage Finance Corp.
5.420% due 03/25/2037		5,612	4,661

Citigroup Commercial Mortgage Trust
5.887% due 12/10/2049		914	980

Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035		1,114	1,053
2.510% due 08/25/2035		5,756	5,426
2.560% due 08/25/2035		6,523	6,091
2.650% due 10/25/2035		3,815	3,233
2.650% due 12/25/2035		1,380	1,254
2.888% due 12/25/2035		996	609
4.576% due 03/25/2036		688	557

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		3,600	3,897

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		1,212	923

Commercial Mortgage Pass-Through Certificates
6.009% due 12/10/2049		3,680	4,012

Countrywide Alternative Loan Trust
0.436% due 05/25/2047		4,889	2,716
0.437% due 02/20/2047		11,790	6,661
0.452% due 12/20/2046		969	481
0.536% due 12/25/2035		666	466
1.370% due 12/25/2035		1,971	1,222
5.715% due 11/25/2035		1,248	781
5.750% due 03/25/2037		1,100	753

Countrywide Home Loan Mortgage Pass-Through Trust
0.576% due 03/25/2035		198	126
0.596% due 06/25/2035		4,689	4,003
5.103% due 10/20/2035		1,243	938
5.500% due 11/25/2035		1,291	1,213
5.500% due 04/25/2038		3,481	3,260
5.890% due 09/25/2047		2,854	2,166

Credit Suisse Mortgage Capital Certificates
0.327% due 02/15/2022		1,677	1,554
0.357% due 10/15/2021		942	896

Deutsche ALT-A Securities, Inc.
0.356% due 10/25/2036		460	186
5.500% due 12/25/2035		1,500	1,099

Eurosail PLC
1.596% due 10/17/2040	EUR	9,101	11,096

First Horizon Asset Securities, Inc.
5.000% due 10/25/2020		$498	511
5.000% due 03/25/2035		1,126	1,136

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gracechurch Mortgage Financing PLC
0.425% due 11/20/2056	$1,235	$1,214
0.445% due 11/20/2056	3,800	3,710

Granite Master Issuer PLC
0.297% due 12/20/2054	12,013	11,220
0.307% due 12/20/2054	7,023	6,559
0.347% due 12/20/2054	3,096	2,892

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046	1,597	1,458

Greenwich Capital Commercial Funding Corp.
0.398% due 11/05/2021	1,700	1,550

GS Mortgage Securities Corp. II
5.560% due 11/10/2039	2,379	2,538

GSR Mortgage Loan Trust
2.923% due 09/25/2035	15,350	14,722
5.318% due 11/25/2035	991	840

Harborview Mortgage Loan Trust
0.437% due 07/19/2046	13,794	8,250
0.477% due 05/19/2035	1,882	1,181
0.507% due 01/19/2036	4,316	2,677
5.653% due 08/19/2036	2,363	1,978

Homebanc Mortgage Trust
0.436% due 12/25/2036	1,311	956
5.805% due 04/25/2037	1,116	961

Indymac IMSC Mortgage Loan Trust
0.436% due 07/25/2047	5,636	2,657

Indymac Index Mortgage Loan Trust
0.446% due 09/25/2046	9,690	5,593
5.090% due 09/25/2035	1,108	879
5.274% due 06/25/2035	1,081	822

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	9,790	10,442
5.440% due 06/12/2047	730	766
5.794% due 02/12/2051	9,500	10,237

JPMorgan Mortgage Trust
2.868% due 07/25/2034	703	655

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	3,750	3,957
5.430% due 02/15/2040	2,525	2,646
5.661% due 03/15/2039	9,810	10,634
5.866% due 09/15/2045	2,000	2,119

Luminent Mortgage Trust
0.426% due 12/25/2036	7,343	4,658
0.456% due 10/25/2046	2,587	1,667

MASTR Adjustable Rate Mortgages Trust
0.496% due 05/25/2037	1,123	578

Merrill Lynch Alternative Note Asset
0.556% due 03/25/2037	1,662	750
5.334% due 06/25/2037	1,402	725

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	2,200	2,309

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	1,469	1,146
2.999% due 05/25/2034	838	777
5.430% due 12/25/2035	903	836

Merrill Lynch Mortgage Trust
5.838% due 05/12/2039	10,170	11,113

Merrill Lynch Mortgage-Backed Securities Trust
5.597% due 04/25/2037	6,055	4,577

MLCC Mortgage Investors, Inc.
2.009% due 10/25/2035	6,252	5,716

Morgan Stanley Capital I
5.447% due 02/12/2044	3,470	3,626
6.075% due 06/11/2049	11,235	12,037

126	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045	$5,200	$5,697

Opteum Mortgage Acceptance Corp.
0.516% due 07/25/2035	588	524

Residential Accredit Loans, Inc.
0.556% due 08/25/2035	2,667	1,705
3.359% due 08/25/2035	790	319
5.714% due 02/25/2036 (a)	1,012	529

Residential Asset Securitization Trust
0.706% due 12/25/2036	1,872	742
5.000% due 08/25/2019	978	973
6.250% due 10/25/2036	2,573	1,545

Residential Funding Mortgage Securities I
3.275% due 09/25/2035	3,894	2,875

Securitized Asset Sales, Inc.
2.782% due 11/26/2023	78	76

Sequoia Mortgage Trust
2.536% due 01/20/2047	2,415	1,973

Structured Adjustable Rate Mortgage Loan Trust
5.950% due 02/25/2036	1,077	770

Structured Asset Mortgage Investments, Inc.
0.446% due 06/25/2036	991	582
0.476% due 05/25/2046	5,828	3,126

Structured Asset Securities Corp.
0.306% due 05/25/2036	74	73
2.841% due 10/25/2035	2,383	1,919

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	815	793
0.376% due 10/25/2046	12,367	12,270

Vornado DP LLC
4.004% due 09/13/2028	9,000	9,274

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	29,041	26,978

WaMu Mortgage Pass-Through Certificates
0.516% due 11/25/2045	4,282	3,512
1.110% due 01/25/2047	7,268	4,294
1.130% due 04/25/2047	10,645	6,862
1.180% due 12/25/2046	2,961	2,016
1.350% due 06/25/2046	480	354
1.370% due 08/25/2046	1,743	1,098
1.570% due 11/25/2042	489	426
2.723% due 04/25/2035	3,200	2,719
2.771% due 09/25/2035	3,800	3,258
3.253% due 05/25/2046	335	225
3.253% due 07/25/2046	17,705	12,465
3.253% due 11/25/2046	2,362	1,652
5.424% due 12/25/2036	10,450	7,843
5.746% due 02/25/2037	10,043	7,410
5.868% due 09/25/2036	5,079	4,087

Wells Fargo Mortgage-Backed Securities Trust
2.896% due 01/25/2035	1,532	1,398
2.911% due 09/25/2034	3,136	3,197
2.934% due 04/25/2036	2,780	2,653
4.576% due 03/25/2036	1,124	997
4.917% due 03/25/2036	508	458
5.221% due 04/25/2036	1,500	1,261

Total Mortgage-Backed Securities (Cost $519,470)		534,588

ASSET-BACKED SECURITIES 0.7%

Aames Mortgage Investment Trust
0.406% due 08/25/2035	72	71

ACE Securities Corp.
0.316% due 10/25/2036	60	22

Ally Auto Receivables Trust
1.320% due 03/15/2012	1,417	1,421

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ameriquest Mortgage Securities, Inc.
0.456% due 08/25/2035		$924	$884

AMMC CDO
0.542% due 05/03/2018		3,400	3,233

ARES CLO Funds
0.520% due 03/12/2018		20,677	19,682

Asset-Backed Funding Certificates
0.606% due 06/25/2034		8,608	6,691

Babson CLO Ltd.
0.661% due 11/10/2019		8,511	7,877

Bank of America Auto Trust
1.160% due 02/15/2012		6,059	6,064

Bear Stearns Asset-Backed Securities Trust
0.306% due 11/25/2036		202	193
0.336% due 10/25/2036		312	291
0.586% due 01/25/2036		129	128
0.776% due 07/25/2035		1,573	1,512
1.256% due 10/25/2037		4,026	3,128

Chase Issuance Trust
0.297% due 04/15/2013		1,000	1,000

Citigroup Mortgage Loan Trust, Inc.
0.336% due 01/25/2037		244	195

Clearwater Funding CBO
1.133% due 07/15/2013		509	492

Countrywide Asset-Backed Certificates
0.366% due 10/25/2046		476	470
0.656% due 07/25/2035		1,876	1,871

Dryden Leveraged Loan CDO 2002-II
1.368% due 08/08/2022	EUR	8,000	9,724

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036		$2,484	2,456

Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	7,700	7,483
2.296% due 07/15/2014		13,600	13,245

Ford Credit Auto Owner Trust
1.677% due 06/15/2012		$5,157	5,180

Fremont Home Loan Trust
0.316% due 01/25/2037		239	217

GSAA Trust
0.556% due 03/25/2037		1,801	974

GSAMP Trust
0.326% due 10/25/2036		26	24

HSI Asset Securitization Corp. Trust
0.306% due 10/25/2036		383	288

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	13,917	19,028

Merrill Lynch Mortgage Investors, Inc.
0.326% due 07/25/2037		$301	298

Morgan Stanley ABS Capital I
0.296% due 10/25/2036		374	373

Morgan Stanley Home Equity Loan Trust
0.726% due 12/25/2034		1,400	1,295

Morgan Stanley IXIS Real Estate Capital Trust
0.306% due 11/25/2036		26	26

Morgan Stanley Mortgage Loan Trust
0.616% due 04/25/2037		1,647	817

Nationstar Home Equity Loan Trust
0.376% due 04/25/2037		303	295

Navigare Funding CLO Ltd.
0.605% due 05/20/2019		6,300	5,875

Park Place Securities, Inc.
0.516% due 09/25/2035		401	365

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Premium Loan Trust Ltd.
0.878% due 10/25/2014		$1,174	$1,127

SLM Student Loan Trust
0.898% due 10/27/2014		102	102

Soundview Home Equity Loan Trust
0.316% due 11/25/2036		772	363

Structured Asset Investment Loan Trust
0.306% due 07/25/2036		62	62

Structured Asset Securities Corp.
0.306% due 10/25/2036		788	784

Total Asset-Backed Securities (Cost $127,555)			125,626

SOVEREIGN ISSUES 2.7%

Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	102,000	108,952
4.000% due 08/20/2015		64,500	105,172
4.000% due 08/20/2020		51,100	81,811

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	55,023	31,929

Canada Housing Trust No. 1
2.450% due 12/15/2015	CAD	144,500	141,799

Export-Import Bank of Korea
0.754% due 10/04/2011		15,200	15,217

New South Wales Treasury Corp.
2.750% due 11/20/2025 (d)	AUD	5,800	5,823

Total Sovereign Issues (Cost $460,923)			490,703

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Wells Fargo & Co.
7.500% due 12/31/2049		8,200	8,249

Total Convertible Preferred Securities (Cost $8,200)			8,249

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Citigroup Capital XIII
7.875% due 10/30/2040 (b)		80,000	2,000

Total Preferred Securities (Cost $2,000)			2,000

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.8%

CERTIFICATES OF DEPOSIT 0.2%

Barclays Bank PLC
1.639% due 12/16/2011		$42,600	42,610

COMMERCIAL PAPER 0.8%

Fannie Mae
0.257% due 10/25/2010		10,700	10,698
0.281% due 10/13/2010		17,000	16,999

Federal Home Loan Bank
0.100% due 10/04/2010		5,000	5,000
0.102% due 10/06/2010		31,250	31,249
0.141% due 10/08/2010		20,610	20,610
0.192% due 10/22/2010		52,800	52,796

Freddie Mac
0.250% due 10/13/2010		8,000	7,999

			145,351

See Accompanying Notes	Semiannual Report	September 30, 2010	127

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 11.7%

Banc of America Securities LLC
0.180% due 10/01/2010	$319,500	$319,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $328,570. Repurchase proceeds are $319,502.)

Goldman Sachs & Co.
0.280% due 10/01/2010	271,300	271,300
(Dated 09/30/2010. Collateralized by Fannie Mae 5.500% due 12/01/2035 valued at $281,198. Repurchase proceeds are $271,302.)

Greenwich Capital Markets, Inc.
0.180% due 10/01/2010	319,500	319,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 4.625% due 02/15/2017 valued at $325,929. Repurchase proceeds are $319,502.)

JPMorgan Chase Bank N.A.
0.200% due 10/13/2010	66,500	66,500
(Dated 09/27/2010. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2021 valued at $206 and U.S. Treasury Notes 1.375% due 04/15/2012 valued at $67,752. Repurchase proceeds are $66,500.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

0.260% due 10/01/2010	$592,500	$592,500

(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $47,952 and U.S. Treasury Notes 1.000% - 4.875% due 04/30/2011 - 05/15/2020 valued at $557,850. Repurchase proceeds are $592,504.

Morgan Stanley
0.200% due 10/01/2010	503,900	503,900

(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $130,841. and U.S. Treasury Notes 3.375% - 3.625% due 11/15/2019 - 02/15/2020 valued at $386,532. Repurchase proceeds are $503,903.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	7,268	7,268
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% - 1.375% due 04/30/2012 - 05/15/2013 valued at $7,418. Repurchase proceeds are $7,268.)

TD Securities (USA) LLC
0.200% due 10/01/2010	95,800	95,800
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.125% - 4.250% due 09/30/2013 - 11/15/2013 valued at $97,869. Repurchase proceeds are $95,801.)

		2,176,268

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 3.1%
0.152% due 10/07/2010 - 01/06/2011 (c)(g)(h)	$579,836	$579,731

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.0%
	17,828	179

Total Short-Term Instruments (Cost $2,944,096)		2,944,139

PURCHASED OPTIONS (l) 0.0%
(Cost $9,880)		5,825
Total Investments 127.1% (Cost $23,132,147)
		$23,619,897

Written Options (m) (0.4%) (Premiums $58,900)		(81,375)

Other Assets and Liabilities (Net) (26.7%)		(4,951,146)

Net Assets 100.0%		$18,587,376

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $5,262 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	Securities with an aggregate market value of $71,272 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(h)	Securities with an aggregate market value of $4,914 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(i)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $1,405,325 at a weighted average interest rate of 0.218%. On September 30, 2010, securities valued at $895,088 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $10,639 and cash of $3 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	245	$(33)
90-Day Eurodollar December Futures	Long	12/2010	2,727	1,871
90-Day Eurodollar March Futures	Long	03/2011	3,225	2,199
90-Day Eurodollar March Futures	Long	03/2012	1,268	526
Euro-Mill Wheat November Futures	Long	11/2010	403	1,770
Euro-Rapeseed November Futures	Long	11/2010	117	314
Robusta Coffee November Futures	Long	11/2010	207	(137)
Soybean Meal December Futures	Long	12/2010	240	1,171
Wheat December Futures	Long	12/2010	1,525	1,311
Wheat December Futures	Short	12/2010	1,525	1,587
White Sugar December Futures	Long	11/2010	132	748
Yen-Corn July Futures	Long	07/2011	414	643

				$11,970

128	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(k)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.364%	$	5,000	$(197)	$0	$(197)
Consolidated Natural Gas Co.	UBS	(0.590%	)	03/20/2014	0.381%		1,000	(7)	0	(7)
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.731%		10,000	550	0	550
DISH DBS Corp.	BCLY	(3.100%	)	12/20/2011	1.217%		1,000	(24)	0	(24)
DISH DBS Corp.	CITI	(3.650%	)	12/20/2013	2.457%		5,000	(189)	0	(189)
DISH DBS Corp.	GSC	(3.200%	)	12/20/2011	1.217%		2,000	(50)	0	(50)
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	2.818%		5,000	438	261	177
DR Horton, Inc.	BNP	(1.000%	)	06/20/2016	2.840%		4,000	368	215	153
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	1.741%		4,000	49	85	(36)
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	4.325%		8,000	637	0	637
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	4.141%		1,700	(42)	(55)	13
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	4.325%		1,700	132	0	132
International Lease Finance Corp.	GSC	(5.000%	)	03/20/2012	3.058%		5,000	(147)	(137)	(10)
Lennar Corp.	BNP	(5.000%	)	06/20/2015	4.122%		3,000	(113)	(92)	(21)
Lennar Corp.	DUB	(5.000%	)	09/20/2014	3.815%		1,200	(53)	(40)	(13)
Limited Brands, Inc.	MSC	(3.113%	)	09/20/2017	2.302%		2,000	(100)	0	(100)
Macy's Retail Holdings, Inc.	DUB	(2.110%	)	09/20/2017	2.004%		2,000	(14)	0	(14)
Macy's Retail Holdings, Inc.	JPM	(2.000%	)	03/20/2012	0.949%		1,500	(24)	0	(24)
Masco Corp.	BCLY	(1.000%	)	09/20/2012	1.846%		2,145	35	49	(14)
New York Times Co.	BCLY	(1.000%	)	03/20/2015	2.449%		1,000	60	58	2
Pearson Dollar Finance PLC	CITI	(0.570%	)	06/20/2013	0.360%		1,500	(9)	0	(9)
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.360%		1,500	(22)	0	(22)
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.035%		800	(9)	0	(9)
Rexam PLC	CITI	(1.450%	)	06/20/2013	1.035%		12,000	(139)	0	(139)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.567%		1,000	(19)	(2)	(17)
Royal Bank of Scotland Group PLC	UBS	(1.000%	)	12/20/2016	2.699%		800	75	65	10
Southwest Airlines Co.	DUB	(1.000%	)	03/20/2017	1.505%		3,000	88	150	(62)
Standard Pacific Corp.	BNP	(5.000%	)	09/20/2015	5.141%		2,000	9	27	(18)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.295%		3,500	26	0	26
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	0.982%		3,500	6	0	6

								$1,315	$584	$731

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets PLC	BNP	1.000%		09/20/2011	0.641%	$	200	$1	$(14)	$15
BP Capital Markets PLC	CITI	5.000%		06/20/2015	1.604%		250	38	5	33
BP Capital Markets PLC	DUB	5.000%		09/20/2011	0.641%		2,000	88	(52)	140
BP Capital Markets PLC	GSC	5.000%		09/20/2015	1.650%		900	141	15	126
BP Capital Markets PLC	JPM	5.000%		09/20/2011	0.641%		300	13	(8)	21
Brazil Government International Bond	BCLY	1.000%		06/20/2015	1.099%		16,300	(69)	(174)	105
Brazil Government International Bond	DUB	1.000%		06/20/2020	1.408%		7,300	(247)	(213)	(34)
Brazil Government International Bond	HSBC	1.000%		06/20/2015	1.099%		30,100	(127)	(329)	202
Brazil Government International Bond	HSBC	1.000%		06/20/2020	1.408%		11,600	(392)	(339)	(53)
Brazil Government International Bond	JPM	1.000%		06/20/2015	1.099%		7,000	(29)	(80)	51
Brazil Government International Bond	RBS	1.000%		06/20/2015	1.099%		19,600	(83)	(263)	180
France Government Bond	BOA	0.250%		06/20/2015	0.761%		36,300	(844)	(700)	(144)
France Government Bond	BOA	0.250%		12/20/2015	0.796%		22,900	(624)	(626)	2
France Government Bond	CITI	0.250%		06/20/2015	0.761%		12,400	(288)	(262)	(26)
France Government Bond	JPM	0.250%		06/20/2015	0.761%		12,600	(293)	(445)	152
General Electric Capital Corp.	BOA	1.000%		03/20/2011	1.112%		28,400	(6)	(184)	178
General Electric Capital Corp.	CITI	1.120%		12/20/2010	1.136%		2,000	1	0	1
General Electric Capital Corp.	DUB	1.000%		03/20/2011	1.112%		5,000	(1)	(41)	40
General Electric Capital Corp.	JPM	1.000%		03/20/2011	1.112%		48,500	(11)	(315)	304
General Electric Capital Corp.	MSC	1.000%		03/20/2011	1.112%		8,600	(2)	(71)	69
ING Verzekeringen NV	DUB	1.400%		06/20/2011	1.656%	EUR	35,600	(69)	0	(69)
MetLife, Inc.	BOA	1.000%		09/20/2013	1.752%	$	1,300	(28)	(63)	35
MetLife, Inc.	SOG	1.000%		09/20/2013	1.752%		11,500	(246)	(538)	292
Petrobras International Finance Co.	DUB	1.000%		09/20/2012	1.240%		5,200	(23)	(65)	42
Petrobras International Finance Co.	MSC	1.000%		09/20/2012	1.240%		1,000	(4)	(6)	2
Petrobras International Finance Co.	MSC	1.000%		12/20/2012	1.264%		1,000	(6)	(6)	0
Prudential Financial, Inc.	UBS	1.000%		09/20/2011	1.039%		2,000	0	(12)	12
Republic of Italy Government Bond	CITI	1.000%		06/20/2011	1.581%		2,800	(11)	(35)	24
Republic of Italy Government Bond	DUB	1.000%		06/20/2015	1.937%		5,100	(206)	(122)	(84)
Republic of Italy Government Bond	RBS	1.000%		06/20/2015	1.937%		7,600	(308)	(182)	(126)
United Kingdom Gilt	BOA	1.000%		06/20/2015	0.610%		4,200	77	51	26
United Kingdom Gilt	CSFB	1.000%		06/20/2015	0.610%		19,500	354	227	127
United Kingdom Gilt	DUB	1.000%		06/20/2015	0.610%		15,000	273	116	157
United Kingdom Gilt	JPM	1.000%		06/20/2015	0.610%		20,200	367	227	140
United Kingdom Gilt	SOG	1.000%		06/20/2015	0.610%		22,000	400	212	188

								$(2,164)	$(4,292)	$2,128

See Accompanying Notes	Semiannual Report	September 30, 2010	129

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015	$	69,800	$(205)	$(248)	$43

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	32,700	$1,467	$(77)	$1,544
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		4,900	224	0	224
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		21,200	889	0	889
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		25,900	1,218	0	1,218
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		33,700	1,752	0	1,752
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM		12,300	441	0	441
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		67,500	2,505	0	2,505
Pay	1-Month GBP-United Kingdom RPI Index	3.440%	09/14/2012	RBS	GBP	33,000	84	0	84
Pay	1-Month GBP-United Kingdom RPI Index	3.450%	09/15/2012	DUB		10,500	25	0	25
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	46,000	(894)	(336)	(558)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		206,000	(1,705)	(49)	(1,656)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		38,200	250	79	171
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		48,300	315	98	217
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		62,900	659	241	418
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		74,000	(89)	(2)	(87)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		72,000	(62)	(76)	14
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		130,300	1,206	263	943
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		197,800	3,196	1,594	1,602
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		165,200	787	(159)	946
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		600	10	5	5
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		126,900	2,164	1,015	1,149
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		13,900	810	92	718
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		20,000	1,165	70	1,095
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		79,700	4,641	462	4,179
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		77,800	436	(367)	803
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		266,800	1,613	179	1,434
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		121,900	737	169	568
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		95,900	665	0	665
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		45,700	380	(86)	466
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		25,000	241	106	135
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		120,000	1,332	474	858

							$26,462	$3,695	$22,767

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn March Futures	$(515.200)	02/24/2011	MSC	225	$16	$0	$16
Receive	CBOT Denatured Fuel Ethanol April Futures	1.930	03/31/2011	MSC	630	(11)	0	(11)
Pay	LME Copper December Futures	(7,390.000)	12/13/2010	DUB	1	(393)	0	(393)
Pay	LME Copper December Futures	(7,475.000)	12/13/2010	DUB	1	(584)	0	(584)
Receive	LME Copper December Futures	7,372.000	12/19/2011	DUB	0	348	0	348
Receive	LME Copper December Futures	7,451.000	12/19/2011	DUB	1	514	0	514

						$(110)	$0	$(110)

130	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (6)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive (7)	BCC2GO1P Index	13,006	0.230%	$	9,130	10/27/2010	BCLY	$312
Receive (7)	BCC2LP1P Index	14,660	0.240%		9,540	10/27/2010	BCLY	74
Receive	BXCS1461 Index	464,584	3-Month USD-LIBOR plus a specified spread		1,124,890	10/27/2010	BCLY	4,615
Receive	BXCS1469 Index	27,880	3-Month USD-LIBOR plus a specified spread		27,090	10/27/2010	BCLY	215
Receive	DJUBSF3T Index	704,812	3-Month USD-LIBOR plus a specified spread		407,750	10/27/2010	BCLY	1,697
Receive	DJUBSTR Index	370,700	3-Month USD-LIBOR plus a specified spread		104,000	10/27/2010	BCLY	455
Receive	LPP2TR Index	1,043,596	3-Month USD-LIBOR plus a specified spread		378,440	10/27/2010	BCLY	1,539
Receive	CVICSTR3 Index	2,279,850	3-Month USD-LIBOR plus a specified spread		680,210	10/27/2010	CITI	2,975
Receive	DJUBSF3T Index	816,649	3-Month USD-LIBOR plus a specified spread		472,450	10/27/2010	CITI	1,968
Receive (7)	SPGCKWP Index	13,678	0.200%		784	10/27/2010	CITI	(9)
Pay (7)	SPGCWHP Index	28,969	0.000%		715	10/27/2010	CITI	11
Pay (7)	DJUBSHG Index	191,664	0.000%		75,248	10/27/2010	CSFB	(300)
Receive	DJUBSTR Index	5,259,380	3-Month USD-LIBOR plus a specified spread		1,475,520	10/27/2010	CSFB	6,460
Receive (7)	SPGCICP Index	106,258	0.000%		75,195	10/27/2010	CSFB	577
Receive	DJUBSTR Index	1,309,819	3-Month USD-LIBOR plus a specified spread		366,742	10/27/2010	DUB	1,610
Receive	DJUBSF1T Index	79,387	3-Month USD-LIBOR plus a specified spread		39,540	10/27/2010	GSC	162
Receive	DJUBSTR Index	4,456,350	3-Month USD-LIBOR plus a specified spread		1,250,230	10/27/2010	GSC	5,475
Receive	ENHGD84T Index	2,899,384	3-Month USD-LIBOR plus a specified spread		1,017,060	10/27/2010	GSC	4,275
Receive	DJUBSF3T Index	1,250,167	3-Month USD-LIBOR plus a specified spread		723,250	10/27/2010	JPM	3,013
Receive	DJUBSTR Index	5,798,249	3-Month USD-LIBOR plus a specified spread		1,626,700	10/27/2010	JPM	7,122
Receive	DJUBSTR Index	3,533,913	3-Month USD-LIBOR plus a specified spread		991,440	10/27/2010	MLP	4,341
Pay	DJUBHGTR Index	34,048	3-Month USD-LIBOR plus a specified spread		26,850	10/27/2010	MSC	(108)
Receive (7)	DJUBSAL Index	124,467	0.240%		6,720	10/27/2010	MSC	126
Receive (7)	DJUBSLI Index	203,946	0.200%		7,540	10/27/2010	MSC	(23)
Receive (7)	DJUBSNI Index	13,430	0.240%		3,500	10/27/2010	MSC	33
Receive (7)	DJUBSPR Index	86,361	0.180%		16,830	10/27/2010	MSC	36
Receive	DJUBSTR Index	3,423,915	3-Month USD-LIBOR plus a specified spread		960,621	10/27/2010	MSC	4,205
Receive (7)	DJUBSZS Index	37,088	0.240%		3,020	10/27/2010	MSC	(34)
Receive	MOTT3001 Index	5,856,575	3-Month USD-LIBOR plus a specified spread		1,759,680	10/27/2010	MSC	7,698
Receive	MOTT3002 Index	9,097,831	3-Month USD-LIBOR plus a specified spread		2,703,490	10/27/2010	MSC	11,818
Receive	MOTT3007 Index	1,203,218	3-Month USD-LIBOR plus a specified spread		354,150	10/27/2010	MSC	1,743
Receive (7)	SPGCKWP Index	877,147	0.240%		50,272	10/27/2010	MSC	(580)
Pay (7)	SPGCWHP Index	1,946,929	0.000%		48,084	10/27/2010	MSC	755
Receive (7)	SPGSBRP Index	43,701	0.150%		24,300	10/27/2010	MSC	1,133
Receive	DJUBSF3T Index	302,425	3-Month USD-LIBOR plus a specified spread		174,960	10/27/2010	SOG	728
Receive	DJUBSTR Index	1,670,646	3-Month USD-LIBOR plus a specified spread		468,700	10/27/2010	SOG	2,052
Receive	DJUBSTR Index	3,573,656	3-Month USD-LIBOR plus a specified spread		1,002,922	10/27/2010	UBS	4,390

								$80,559

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(7)	At the maturity date, a net cash flow is exchanged, where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and wo in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps

Pay/ Receive Variance (8)	Reference Entity	Strike Price		Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$	0.066	12/07/2010	DUB	$	7,120	$198	$0	$198
Pay	London Gold Market Fixing Ltd. PM		0.068	01/12/2011	SOG		7,760	188	0	188
Pay	London Gold Market Fixing Ltd. PM		0.072	01/13/2011	MLP		18,000	496	0	496
Pay	London Gold Market Fixing Ltd. PM		0.066	03/08/2011	GSC		6,500	220	0	220
Pay	London Gold Market Fixing Ltd. PM		0.063	03/14/2011	DUB		14,900	(244)	0	(244)
Pay	London Gold Market Fixing Ltd. PM		0.080	03/28/2011	SOG		17,730	(211)	0	(211)
Pay	London Gold Market Fixing Ltd. PM		0.074	04/12/2011	GSC		10,500	(203)	0	(203)
Pay	London Gold Market Fixing Ltd. PM		0.072	06/08/2011	MSC		37,642	1,373	0	1,373
Pay	London Gold Market Fixing Ltd. PM		0.085	06/20/2011	SOG		11,670	49	0	49
Pay	London Gold Market Fixing Ltd. PM		0.078	07/08/2011	DUB		30,100	1,079	0	1,079
Pay	S&P GSCI Crude Oil Index		0.116	10/15/2010	MLP		5,200	262	0	262
Pay	S&P GSCI Crude Oil Index		0.111	05/17/2011	DUB		63,770	1,724	0	1,724
Pay	S&P GSCI Crude Oil Index		0.114	05/17/2011	DUB		11,120	303	0	303

								$5,234	$0	$5,234

(8)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

See Accompanying Notes	Semiannual Report	September 30, 2010	131

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(l)	Purchased options outstanding on September 30, 2010:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$88.000	12/31/2011	462	$4,269	$3,217
Call - OTC NYMEX WTI Crude December Futures	109.000	12/31/2011	1,254	5,611	2,608

				$9,880	$5,825

(m) Written options outstanding on September 30, 2010:
Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	$250.000	12/31/2011	462	$4,269	$3,363
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	300.000	12/31/2011	984	5,146	2,686
Call - OTC NYMEX WTI Crude December Futures	300.000	12/31/2011	270	907	631

				$10,322	$6,680

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT Corn December Futures	$500.000	11/26/2010	48	$26	$63
Call - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	483	150	212
Call - OTC DJUBS January Futures	245.000	01/04/2011	37,500,000	1,492	0
Call - OTC DJUBS January Futures	250.000	01/11/2011	19,800,000	756	0
Call - OTC DJUBS October Futures	230.000	10/19/2010	68,000,000	0	0
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	483	119	38
Put - OTC DJUBS January Futures	160.000	01/04/2011	37,500,000	2,034	3,932
Put - OTC DJUBS January Futures	160.000	01/11/2011	19,800,000	1,071	2,067
Put - OTC DJUBS October Futures	150.000	10/19/2010	68,000,000	0	3,885

				$5,648	$10,197

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	197,000	$1,320	$11,539
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		197,000	1,576	0
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		39,800	350	213
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		13,200	90	4
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		278,600	1,532	16,319
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		278,600	1,602	0
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		218,100	325	478
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		218,100	778	502
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		137,700	454	8,066
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		137,700	991	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		91,000	237	200
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		91,000	173	209
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		289,200	2,968	1,549
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		12,200	83	82
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		32,600	148	1,910
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		32,600	155	0
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		156,500	517	688
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		156,500	736	206
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		183,600	2,080	984
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		51,500	351	339
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		18,500	128	5
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		111,000	1,241	595
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		139,500	460	613
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		139,500	642	184
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		163,700	1,515	877
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		136,100	411	598
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		136,100	564	180
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		8,800	58	2
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		47,300	303	316
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		199,800	1,551	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		227,000	2,515	1,216
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		44,000	299	12
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,276,300	10,281	8,532

								$36,434	$56,418

132	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	17,700	$76	$31
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		17,700	64	19
Call - OTC CDX.IG-14 5-Year Index	BNP	Buy	0.900%	12/15/2010	$	40,000	122	64
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	27,800	75	71
Put - OTC CDX.IG-14 5-Year Index	BNP	Sell	1.500%	12/15/2010	$	40,000	122	54
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	12/15/2010	EUR	12,100	64	34
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		15,700	83	35
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	11/17/2010	$	6,600	18	3
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	11/17/2010		6,600	14	8
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010		11,400	21	19
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		11,400	31	14
Call - OTC iTraxx Europe 14 Index	JPM	Buy	1.000%	11/17/2010	EUR	18,600	43	43
Put - OTC iTraxx Europe 14 Index	JPM	Sell	1.400%	11/17/2010		18,600	72	72
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.900%	12/15/2010		7,200	30	18
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.600%	12/15/2010		7,200	30	16
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	11/17/2010	$	2,500	3	3
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	11/17/2010		2,500	3	1
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	8,800	37	22
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010		8,800	30	20
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011	$	2,000	4	6
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	12,900	38	47
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011	$	2,000	11	10
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011		14,200	67	51
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	12,900	99	105
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		15,000	108	107
Call - OTC iTraxx Europe 13 Index	UBS	Buy	0.900%	12/15/2010		6,000	24	16
Put - OTC iTraxx Europe 13 Index	UBS	Sell	1.600%	12/15/2010		6,000	24	13

							$1,313	$902

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$160,900	$1,359	$2,012
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	325,100	2,907	4,122
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	33,400	431	431
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	36,600	275	402
Floor - OTC CPURNSA Index	RBS	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/28/2015	9,100	211	211

						$5,183	$7,178

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $		Notional Amount in EUR	Premium
Balance at 03/31/2010	250,605,582	$5,873,800	EUR	0	$63,869
Sales	4,982	5,949,000		213,000	49,592
Closing Buys	(5,950)	(4,373,400)		0	(46,266)
Expirations	0	(324,000)		0	(2,420)
Exercised	(1,884)	(961,000)		0	(5,875)

Balance at 09/30/2010	250,602,730	$ 6,164,400	EUR	213,000	$58,900

(n)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,714	10/2010	BCLY	$71	$0	$71
Buy		26,000	10/2010	BOA	1,561	0	1,561
Sell		1,476	10/2010	BOA	0	(124)	(124)
Sell		64,700	10/2010	CSFB	0	(5,037)	(5,037)
Sell		18,106	10/2010	DUB	0	(1,432)	(1,432)
Sell		27,062	10/2010	HSBC	0	(2,048)	(2,048)
Sell		146	10/2010	UBS	0	(9)	(9)
Sell	BRL	43,853	10/2010	BCLY	0	(1,535)	(1,535)
Buy		18,212	10/2010	DUB	552	0	552
Buy		43,331	10/2010	HSBC	1,304	0	1,304
Sell		61,009	10/2010	HSBC	0	(1,608)	(1,608)
Buy		43,319	10/2010	RBS	1,297	0	1,297

See Accompanying Notes	Semiannual Report	September 30, 2010	133

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	26,958	12/2010	DUB	$342	$0	$342
Buy		61,009	12/2010	HSBC	1,631	0	1,631
Buy		884	12/2010	RBS	16	0	16
Sell	CAD	21,296	11/2010	BNP	35	0	35
Buy		3,697	11/2010	BOA	0	(4)	(4)
Sell		3	11/2010	BOA	0	0	0
Sell		31,792	11/2010	DUB	189	0	189
Sell		91,621	11/2010	RBC	0	(1,352)	(1,352)
Sell		14,964	11/2010	RBS	89	0	89
Buy	CHF	141	11/2010	CITI	4	0	4
Buy	CNY	24,889	11/2010	BCLY	0	(16)	(16)
Buy		40,352	11/2010	CITI	0	(30)	(30)
Buy		104,097	11/2010	DUB	0	(96)	(96)
Buy		41,012	11/2010	MSC	0	(46)	(46)
Buy		18,859	01/2011	BOA	1	0	1
Buy		32,468	01/2011	DUB	44	0	44
Buy		46,860	01/2011	JPM	38	0	38
Buy		33,664	01/2011	MSC	2	0	2
Sell	EUR	168,871	10/2010	DUB	0	(13,826)	(13,826)
Buy		4,000	11/2010	BNP	150	0	150
Sell		3,154	11/2010	BNP	0	(49)	(49)
Buy		18,479	11/2010	DUB	1,517	0	1,517
Buy		169	11/2010	RBS	0	0	0
Sell		471	11/2010	RBS	0	(42)	(42)
Sell		7,110	11/2010	UBS	0	(110)	(110)
Sell		15,477	01/2011	GSC	0	(485)	(485)
Sell	GBP	21,457	12/2010	CITI	0	(375)	(375)
Sell		4,607	12/2010	GSC	0	(61)	(61)
Sell		10,407	12/2010	UBS	0	(155)	(155)
Buy	INR	581,500	11/2010	MSC	351	0	351
Buy		90,753	03/2011	BOA	43	0	43
Buy		659,880	03/2011	CITI	219	0	219
Buy		653,139	03/2011	DUB	223	0	223
Buy		634,686	03/2011	JPM	311	0	311
Sell	JPY	8,681,686	11/2010	MSC	0	(865)	(865)
Buy	KRW	34,400,262	11/2010	BCLY	1,488	0	1,488
Buy		9,089,823	11/2010	BOA	256	0	256
Buy		57,448,013	11/2010	CITI	1,635	0	1,635
Buy		5,964,138	11/2010	DUB	92	0	92
Sell		231,560	11/2010	DUB	0	(2)	(2)
Buy		3,120,180	11/2010	GSC	72	0	72
Buy		24,374,576	11/2010	JPM	166	(43)	123
Buy		16,979,064	11/2010	MSC	253	0	253
Buy		11,322,440	11/2010	RBS	616	0	616
Sell		21,992,350	11/2010	RBS	43	0	43
Buy		9,869,643	01/2011	CITI	7	0	7
Buy		9,674,772	01/2011	DUB	7	0	7
Buy	MYR	1,059	10/2010	BCLY	33	0	33
Buy		171	10/2010	BOA	6	0	6
Buy		522	10/2010	CITI	17	0	17
Buy		55	10/2010	DUB	2	0	2
Sell		1,807	10/2010	DUB	0	(25)	(25)
Sell	PHP	1,688	11/2010	BCLY	0	(2)	(2)
Buy		140,992	11/2010	CITI	0	(1)	(1)
Sell		1,667	11/2010	CITI	0	(2)	(2)
Buy		546,344	11/2010	DUB	0	(4)	(4)
Buy		3,355	11/2010	UBS	2	0	2

					$14,685	$(29,384)	$(14,699)

134	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$10,381	$0	$10,381
Corporate Bonds & Notes
Banking & Finance	0	1,530,793	0	1,530,793
Industrials	0	152,760	0	152,760
Utilities	0	49,565	0	49,565
Convertible Bonds & Notes
Banking & Finance	0	3,785	0	3,785
Industrials	0	24,113	0	24,113
Municipal Bonds & Notes
California	0	35,212	0	35,212
New Jersey	0	2,773	0	2,773
Ohio	0	13,653	0	13,653
Puerto Rico	0	2,829	0	2,829
Rhode Island	0	1,196	0	1,196
Texas	0	2,493	0	2,493
West Virginia	0	8,117	0	8,117
U.S. Government Agencies	0	70,395	0	70,395
U.S. Treasury Obligations	0	17,600,702	0	17,600,702
Mortgage-Backed Securities	0	522,607	11,981	534,588
Asset-Backed Securities	0	66,612	59,014	125,626
Sovereign Issues	0	490,703	0	490,703
Convertible Preferred Securities
Banking & Finance	8,249	0	0	8,249
Preferred Securities
Banking & Finance	2,000	0	0	2,000
Short-Term Instruments
Certificates of Deposit	0	42,610	0	42,610

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Commercial Paper	$0	$145,351	$0	$145,351
Repurchase Agreements	0	2,176,268	0	2,176,268
U.S. Treasury Bills	0	579,731	0	579,731
PIMCO Short-Term Floating NAV Portfolio	179	0	0	179
Purchased Options
Other Contracts	0	0	5,825	5,825
Investments, at value	$10,428	$23,532,649	$76,820	$23,619,897

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	4,413	0	4,413
Foreign Exchange Contracts	0	14,685	0	14,685
Interest Rate Contracts	5,553	25,068	0	30,621
Other Contracts	6,587	88,383	0	94,970
	$12,140	$132,549	$0	$144,689

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,627)	(787)	(2,414)
Foreign Exchange Contracts	0	(29,384)	0	(29,384)
Interest Rate Contracts	(244)	(58,969)	(6,967)	(66,180)
Other Contracts	(199)	(12,584)	(6,680)	(19,463)
	$(443)	$(102,564)	$(14,434)	$(117,441)

Totals	$22,125	$23,562,634	$62,386	$23,647,145

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Mortgage-Backed Securities	$0	$11,785	$0	$0	$0	$196	$0	$0	$11,981	$196
Asset-Backed Securities	42,322	39,400	(3,573)	53	(150)	(10)	0	(19,028)	59,014	(10)
Purchased Options
Other Contracts	4,195	5,611	0	0	0	(3,981)	0	0	5,825	(3,981)

Investments, at value	$46,517	$56,796	$(3,573)	$53	$(150)	$(3,795)	$0	$(19,028)	$76,820	$(3,795)

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(1,198)	0	0	411	0	0	(787)	411
Interest Rate Contracts	(1,579)	0	(3,338)	0	0	(2,050)	0	0	(6,967)	5,643
Other Contracts	(21,521)	0	(6,053)	0	0	11,009	0	9,885	(6,680)	(2,049)

	$(23,100)	$0	$(10,589)	$0	$0	$9,370	$0	$9,885	$(14,434)	$4,005

Totals	$23,417	$56,796	$(14,162)	$53	$(150)	$5,575	$0	$(9,143)	$62,386	$210

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period

See Accompanying Notes	Semiannual Report	September 30, 2010	135

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	(Unaudited) September 30, 2010

(p)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$5,825	$5,825
Variation margin receivable (2)	40	0	0	0	0	40
Unrealized appreciation on foreign currency contracts	0	14,685	0	0	0	14,685
Unrealized appreciation on swap agreements	25,068	0	4,413	0	88,383	117,864

	$25,108	$14,685	$4,413	$0	$94,208	$138,414

Liabilities:
Written options outstanding	$63,845	$0	$903	$0	$16,627	$81,375
Variation margin payable (2)	302	0	0	0	145	447
Unrealized depreciation on foreign currency contracts	0	29,384	0	0	0	29,384
Unrealized depreciation on swap agreements	2,302	0	1,511	0	2,699	6,512

	$66,449	$29,384	$2,414	$0	$19,471	$117,718

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(3,408)	$(3,408)
Net realized gain (loss) on futures contracts, written options and swaps	36,685	2,420	(5,189)	0	1,005,851	1,039,767
Net realized gain on foreign currency transactions	0	24,816	0	0	0	24,816

	$36,685	$27,236	$(5,189)	$0	$1,002,443	$1,061,175

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(6)	$(6)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(44,133)	(1,042)	8,911	0	78,904	42,640
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(40,791)	0	0	0	(40,791)

	$(44,133)	$(41,833)	$8,911	$0	$78,898	$1,843

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $11,970 as reported in the Notes to Schedule of Investments

136	PIMCO Funds	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund	(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 8.2%

BANKING & FINANCE 4.8%

American General Finance Corp.
5.200% due 12/15/2011		$5,000	$4,875
5.625% due 08/17/2011		2,700	2,686
5.900% due 09/15/2012 (g)		1,300	1,248

ANZ National International Ltd.
3.250% due 04/02/2012		4,100	4,263

Bank of America Corp.
0.792% due 09/11/2012		3,150	3,128
7.375% due 05/15/2014		4,800	5,523

Block Financial LLC
7.875% due 01/15/2013		900	977

Citigroup, Inc.
2.384% due 08/13/2013		18,800	18,948

Goldman Sachs Group, Inc.
5.375% due 02/15/2013	EUR	3,200	4,584

ING Bank NV
1.157% due 01/13/2012		$5,800	5,798
2.625% due 02/09/2012		9,250	9,459
3.900% due 03/19/2014		4,000	4,369

International Lease Finance Corp.
6.375% due 03/25/2013		2,000	2,020

LeasePlan Corp. NV
3.000% due 05/07/2012		7,000	7,236

Lloyds TSB Bank PLC
2.800% due 04/02/2012		8,000	8,210

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		1,000	1,108

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		2,800	2,759
6.875% due 04/25/2018		5,500	6,179

Pearson Dollar Finance PLC
6.250% due 05/06/2018		750	868

Qatari Diar Finance QSC
5.000% due 07/21/2020		6,200	6,522

Royal Bank of Scotland Group PLC
0.784% due 04/08/2011		10,000	10,008
1.406% due 04/23/2012		5,800	5,850

Svenska Handelsbanken AB
1.292% due 09/14/2012		4,500	4,520

Swedbank AB
2.800% due 02/10/2012		5,330	5,489

Wachovia Corp.
0.656% due 08/01/2013		1,460	1,440

			128,067

INDUSTRIALS 2.7%

Arrow Electronics, Inc.
6.000% due 04/01/2020		1,700	1,836

Black & Decker Corp.
8.950% due 04/15/2014		500	617

CSX Corp.
6.250% due 03/15/2018		250	297

Cytec Industries, Inc.
8.950% due 07/01/2017		500	632

Daimler Finance North America LLC
5.750% due 09/08/2011		500	522

Dow Chemical Co.
2.668% due 08/08/2011		3,000	3,037
6.000% due 10/01/2012		2,300	2,493

Jones Apparel Group, Inc.
5.125% due 11/15/2014		8,200	8,364

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Macy's Retail Holdings, Inc.
5.750% due 07/15/2014		$700	$745
8.375% due 07/15/2015		2,000	2,300

MeadWestvaco Corp.
7.375% due 09/01/2019		1,000	1,104

New Albertson's, Inc.
7.500% due 02/15/2011		4,900	5,016

New York Times Co.
5.000% due 03/15/2015		6,000	5,912

Newell Rubbermaid, Inc.
6.250% due 04/15/2018		965	1,110

Office Depot, Inc.
6.250% due 08/15/2013		14,000	13,895

Pulte Group, Inc.
5.250% due 01/15/2014		6,000	6,045

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		500	555

Rohm and Haas Co.
6.000% due 09/15/2017		1,000	1,118

RR Donnelley & Sons Co.
8.600% due 08/15/2016		1,000	1,166
11.250% due 02/01/2019		1,000	1,261

Seagate Technology HDD Holdings
6.375% due 10/01/2011		9,000	9,315

Toll Brothers Finance Corp.
6.750% due 11/01/2019		1,200	1,244

UST LLC
5.750% due 03/01/2018		1,000	1,082

Valero Energy Corp.
9.375% due 03/15/2019		250	320

Whirlpool Corp.
7.750% due 07/15/2016		1,000	1,225

			71,211

UTILITIES 0.7%

BP Capital Markets PLC
0.422% due 04/11/2011		4,100	4,088
2.750% due 06/14/2011	CHF	500	512
3.625% due 05/08/2014		$600	621
4.750% due 03/10/2019		1,200	1,257

CenturyLink, Inc.
6.000% due 04/01/2017		1,000	1,050
6.150% due 09/15/2019		900	922

Embarq Corp.
7.082% due 06/01/2016		4,000	4,452

Qwest Corp.
8.875% due 03/15/2012		4,000	4,400

			17,302

Total Corporate Bonds & Notes (Cost $205,495)			216,580

CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

Host Hotels & Resorts LP
2.625% due 04/15/2027		3,000	2,940

Total Convertible Bonds & Notes (Cost $2,878)			2,940

U.S. GOVERNMENT AGENCIES 0.3%

Fannie Mae
2.375% due 07/28/2015 (h)		6,000	6,244
5.500% due 10/01/2034 - 08/01/2035		1,241	1,331

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.355% due 05/04/2011		$314	$314

Total U.S. Government Agencies (Cost $7,788)			7,889

U.S. TREASURY OBLIGATIONS 1.9%

Treasury Inflation Protected Securities (b)
2.125% due 02/15/2040		202	225
2.375% due 01/15/2025 (h)		115	133
2.500% due 01/15/2029 (e)(f)(h)		38,393	45,304
3.625% due 04/15/2028 (h)		135	180

U.S. Treasury Bonds
4.375% due 05/15/2040 (h)		3,900	4,380

U.S. Treasury Notes
0.625% due 06/30/2012		700	703

Total U.S. Treasury Obligations (Cost $50,380)			50,925

MORTGAGE-BACKED SECURITIES 0.1%

Merrill Lynch Floating Trust
0.796% due 07/09/2021		2,800	2,606

Total Mortgage-Backed Securities (Cost $2,438)			2,606

ASSET-BACKED SECURITIES 0.0%

SLM Student Loan Trust
0.492% due 12/17/2018		157	156

Total Asset-Backed Securities (Cost $155)			156

SOVEREIGN ISSUES 6.2%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	102,000	55,748

Canada Government Bond
1.500% due 06/01/2012	CAD	89,000	86,739

Export-Import Bank of Korea
1.342% due 03/13/2012		$5,600	5,598

Mexico Government International Bond
5.950% due 03/19/2019		1,500	1,768
6.050% due 01/11/2040		6,500	7,475

Qatar Government International Bond
5.250% due 01/20/2020		5,000	5,525

Total Sovereign Issues (Cost $158,556)			162,853

		SHARES
MUTUAL FUNDS (c)(d) 56.7%

PIMCO Emerging Local Bond Fund		15,878,781	175,619

PIMCO Emerging Markets and Infrastructure Bond Fund		13,244,127	155,089

PIMCO EqS Pathfinder FundTM		22,964,509	223,904

PIMCO Global Advantage Strategy Bond Fund		21,098,055	247,691

See Accompanying Notes	Semiannual Report	September 30, 2010	137

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

	SHARES	MARKET VALUE (000S)

PIMCO Global Bond Fund (Unhedged)	4,977,736	$52,017

PIMCO StocksPLUS® Fund	50,540,978	394,220

PIMCO Total Return Fund	13,686,165	158,760

PIMCO Unconstrained Bond Fund	7,954,016	89,960

Total Mutual Funds (Cost $1,417,156)		1,497,260

EXCHANGE-TRADED FUNDS 23.9%

iShares MSCI EAFE Index Fund	3,424,616	188,080

iShares MSCI Emerging Markets Index Fund	2,951,867	132,155

PIMCO 3-7 Year U.S. Treasury Index Fund (c)	417,600	33,379

SPDR Gold Trust	914,685	116,997

Vanguard Emerging Markets ETF	3,516,717	159,659

Total Exchange-Traded Funds (Cost $574,837)		630,270

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.1%

COMMERCIAL PAPER 0.3%

Fannie Mae
0.030% due 10/06/2010	$1,900	1,900

Federal Home Loan Bank
0.080% due 10/18/2010	1,900	1,900
0.100% due 10/04/2010	1,400	1,400
0.108% due 10/06/2010	700	700
0.192% due 10/22/2010	700	700

Freddie Mac
0.250% due 10/13/2010	1,000	1,000
0.250% due 10/18/2010	700	700

		8,300

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 1.6%

Barclays Capital, Inc.
0.190% due 10/01/2010	$3,800	$3,800
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $3,879. Repurchase proceeds are $3,800.)
0.280% due 10/01/2010	3,800	3,800
(Dated 09/30/2010. Collateralized by Ginnie Mae 4.500% due 02/15/2039 valued at $3,929. Repurchase proceeds are $3,800.)

BNP Paribas Bank
0.240% due 10/01/2010	3,800	3,800
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $3,887. Repurchase proceeds are $3,800.)

Citigroup Global Markets, Inc.
0.240% due 10/01/2010	3,800	3,800
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.500% due 12/31/2013 valued at $3,886. Repurchase proceeds are $3,800.)

Credit Suisse Securities (USA) LLC
0.200% due 10/01/2010	3,800	3,800
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.375% due 09/30/2012 valued at $3,888. Repurchase proceeds are $3,800.)

Deutsche Bank AG
0.320% due 10/01/2010	3,800	3,800
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $3,882. Repurchase proceeds are $3,800.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	13,800	13,800

(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $3,890 and U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $10,202. Repurchase proceeds are $13,800.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley
0.200% due 10/01/2010	$4,000	$4,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.375%-3.625% due 11/15/2019-02/15/2020 valued at $4092. Repurchase proceeds are $4,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	402	402
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $411. Repurchase proceeds are $402.)

		41,002

U.S. TREASURY BILLS 0.8%
0.145% due 10/07/2010 - 01/20/2011 (a)(f)(h)	19,992	19,989

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.4%
	3,775,323	37,821

Total Short-Term Instruments (Cost $107,111)		107,112

PURCHASED OPTIONS (j) 0.3%
(Cost $20,289)		6,853

Total Investments 101.8% (Cost $2,547,083)		$2,685,444

Written Options (k) (0.2%) (Premiums $13,186)		(4,776)

Other Assets and Liabilities (Net) (1.6%)		(42,056)

Net Assets 100.0%		$2,638,612

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	Institutional Class Shares of each PIMCO Fund.
(e)	Securities with an aggregate market value of $11 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(f)	Securities with an aggregate market value of $10,133 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $1,035 at a weighted average interest rate of -0.979%. On September 30, 2010, securities valued at $960 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $13,994 and cash of $24 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2010	2,981	$5,683
Wheat December Futures	Long	12/2010	81	(77)
Wheat December Futures	Short	12/2010	81	86

				$5,692

138	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	GSC	(1.000%	)	12/20/2019	2.181%	$	1,700	$151	$0	$151
Bank of America Corp.	BCLY	(1.000%	)	06/20/2014	1.441%		4,800	74	196	(122)
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	0.269%		500	(36)	0	(36)
Block Financial LLC	JPM	(1.270%	)	03/20/2013	4.070%		900	57	0	57
CenturyLink, Inc.	JPM	(2.000%	)	06/20/2017	2.281%		1,000	16	0	16
CenturyLink, Inc.	MSC	(1.000%	)	09/20/2019	2.467%		900	96	(11)	107
CSX Corp.	BCLY	(1.350%	)	03/20/2018	0.633%		250	(13)	0	(13)
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.466%		300	9	28	(19)
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.466%		200	6	17	(11)
Embarq Corp.	BCLY	(1.650%	)	06/20/2016	1.993%		2,000	35	0	35
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.936%		1,000	48	(16)	64
Embarq Corp.	JPM	(2.350%	)	06/20/2016	1.993%		1,000	(19)	0	(19)
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	1.741%		3,000	37	64	(27)
Jones Apparel Group, Inc.	DUB	(1.000%	)	12/20/2014	1.808%		8,200	262	262	0
Macy's Retail Holdings, Inc.	BCLY	(6.780%	)	09/20/2015	1.827%		2,000	(463)	0	(463)
Macy's Retail Holdings, Inc.	BNP	(5.000%	)	09/20/2014	1.554%		700	(93)	(73)	(20)
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	1.277%		1,000	13	(23)	36
Merrill Lynch & Co., Inc.	BCLY	(1.000%	)	06/20/2018	1.832%		5,500	301	223	78
New Albertsons, Inc.	DUB	(1.000%	)	03/20/2011	3.347%		5,200	55	52	3
New York Times Co.	BCLY	(1.000%	)	03/20/2015	2.449%		2,000	120	116	4
New York Times Co.	DUB	(5.000%	)	03/20/2015	2.449%		4,000	(429)	(358)	(71)
Newell Rubbermaid, Inc.	UBS	(1.790%	)	06/20/2018	1.474%		965	(21)	0	(21)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	4.523%		8,200	(119)	78	(197)
Office Depot, Inc.	GSC	(5.000%	)	09/20/2013	4.523%		5,800	(85)	37	(122)
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.638%		750	(7)	0	(7)
Pulte Group, Inc.	DUB	(1.000%	)	03/20/2014	2.599%		6,000	311	187	124
Qwest Corp.	JPM	(1.000%	)	03/20/2012	0.554%		4,500	(31)	64	(95)
Rio Tinto Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	0.356%		500	(32)	0	(32)
Rohm and Haas Co.	BNP	(1.600%	)	09/20/2017	0.830%		1,000	(51)	0	(51)
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	2.753%		1,000	(120)	(93)	(27)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	3.088%		1,000	(29)	0	(29)
Seagate Technology HDD Holdings	DUB	(1.000%	)	12/20/2011	2.201%		9,000	128	111	17
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	2.465%		1,200	129	43	86
UST LLC	BCLY	(0.700%	)	03/20/2018	0.341%		1,000	(25)	0	(25)
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.260%		250	(8)	0	(8)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	2.019%		1,000	76	16	60
Whirlpool Corp.	BOA	(2.980%	)	09/20/2016	1.714%		1,000	(70)	0	(70)

								$273	$920	$(647)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AK Transneft OJSC Via TransCapitalInvest Ltd.	GSC	1.000%	12/20/2010	1.042%	$	8,500	$1	$(57)	$58
America Movil SAB de C.V.	DUB	1.000%	03/20/2012	0.986%		5,300	3	(13)	16
Australia Government Bond	BOA	1.000%	09/20/2015	0.430%		7,000	196	162	34
BP Capital Markets PLC	CSFB	5.000%	06/20/2015	1.604%		1,000	151	15	136
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%		2,800	124	(48)	172
BP Capital Markets PLC	DUB	5.000%	06/20/2015	1.604%		1,000	152	35	117
BP Capital Markets PLC	GSC	1.000%	09/20/2011	0.641%		1,100	4	(57)	61
BP Capital Markets PLC	JPM	5.000%	09/20/2011	0.641%		400	18	(10)	28
BP Capital Markets PLC	JPM	5.000%	06/20/2015	1.604%		2,000	304	34	270
Brazil Government International Bond	BCLY	1.000%	06/20/2011	0.487%		7,000	28	17	11
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%		5,900	8	23	(15)
Brazil Government International Bond	HSBC	1.000%	03/20/2011	0.487%		700	2	3	(1)
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.487%		2,500	4	10	(6)
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.487%		1,900	6	9	(3)
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.487%		4,400	11	20	(9)
China Government International Bond	BCLY	1.000%	06/20/2011	0.192%		11,000	68	60	8
Commonwealth Bank of Australia	CITI	1.000%	12/20/2014	0.373%		4,000	105	122	(17)
Egypt Government International Bond	BCLY	1.000%	03/20/2015	2.286%		1,200	(64)	(96)	32
Egypt Government International Bond	CITI	1.000%	06/20/2015	2.323%		4,600	(265)	(325)	60
Egypt Government International Bond	DUB	1.000%	03/20/2015	2.286%		4,100	(220)	(335)	115
Egypt Government International Bond	JPM	1.000%	03/20/2015	2.286%		1,700	(91)	(137)	46
Emirate of Abu Dhabi	DUB	1.000%	12/20/2014	1.014%		2,700	(1)	(106)	105
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.454%		27,600	79	1	78
Emirate of Abu Dhabi	MSC	1.000%	12/20/2014	1.014%		4,400	(1)	(76)	75
France Government Bond	BOA	0.250%	06/20/2015	0.761%		2,800	(65)	(54)	(11)
Gazprom Via Gazprom International S.A.	GSC	1.000%	03/20/2011	1.203%		13,900	(10)	(123)	113

See Accompanying Notes	Semiannual Report	September 30, 2010	139

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	BCLY	0.650%	12/20/2014	0.455%	$	3,900	$33	$0	$33
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.500%		4,000	89	25	64
Japan Government International Bond	BNP	1.000%	09/20/2015	0.577%		1,900	40	11	29
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%		5,300	119	41	78
Japan Government International Bond	GSC	0.635%	12/20/2014	0.455%		2,600	20	0	20
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.658%		12,000	13	(14)	27
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.658%		4,000	4	8	(4)
Mexico Government International Bond	DUB	1.000%	03/20/2011	0.658%		20,500	40	56	(16)
Mexico Government International Bond	RBS	1.000%	12/20/2010	0.658%		2,500	3	5	(2)
Norway Government Bond	GSC	0.250%	12/20/2014	0.203%		7,800	16	32	(16)
Republic of Germany	BOA	0.250%	06/20/2015	0.356%		2,800	(14)	(26)	12
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MSC	1.000%	12/20/2010	1.369%		10,000	(5)	(42)	37
South Korea Government Bond	CITI	1.000%	03/20/2011	0.478%		2,000	6	12	(6)
South Korea Government Bond	DUB	1.000%	03/20/2011	0.478%		30,000	84	115	(31)
U.S. Treasury Notes	BCLY	0.250%	12/20/2014	0.414%	EUR	5,200	(47)	(25)	(22)
VTB Bank Via VTB Capital SA	BCLY	1.000%	12/20/2010	1.890%	$	5,000	(8)	(82)	74

							$940	$(810)	$1,750

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG - 9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	215,770	$(1,959)	$(1,801)	$(158)
CDX.IG - 9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		15,400	(140)	(15)	(125)
CDX.IG - 9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017		21,650	(196)	(465)	269

							$(2,295)	$(2,281)	$(14)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY	BRL	195,000	$1,319	$98	$1,221
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		6,400	43	13	30
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		4,000	26	8	18
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		4,700	31	10	21
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		150,200	1,390	437	953
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		40,000	217	184	33
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		65,400	145	51	94
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		40,400	83	26	57
Pay	1-Year BRL-CDI	12.310%	01/02/2014	MLP		56,300	415	331	84

							$3,669	$1,158	$2,511

140	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (6)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive	DJUBSF3T Index	21,520	3-Month USD-LIBOR plus a specified spread	$	12,450	10/27/2010	BCLY	$52
Receive	DJUBSTR Index	77,170	3-Month USD-LIBOR plus a specified spread		21,650	10/27/2010	BCLY	95
Receive	ENHGD84T Index	63,287	3-Month USD-LIBOR plus a specified spread		22,200	10/27/2010	GSC	93
Receive	DJUBSTR Index	93,174	3-Month USD-LIBOR plus a specified spread		26,140	10/27/2010	MSC	115
Receive	MOTT3001 Index	49,457	3-Month USD-LIBOR plus a specified spread		14,860	10/27/2010	MSC	65
Receive	MOTT3002 Index	87,058	3-Month USD-LIBOR plus a specified spread		25,870	10/27/2010	MSC	113
Receive	MOTT3007 Index	16,784	3-Month USD-LIBOR plus a specified spread		4,940	10/27/2010	MSC	24

								$557

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Variance Swaps
Pay/Receive Variance (7)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.074	04/12/2011	GSC	$	1,100	$(21)	$0	$(21)
Pay	London Gold Market Fixing Ltd. PM	0.072	06/08/2011	MSC		1,000	36	0	36
Pay	S&P GSCI Crude Oil Index	0.111	05/17/2011	DUB		800	22	0	22
Pay	S&P GSCI Crude Oil Index	0.114	05/17/2011	DUB		200	5	0	5

							$42	$0	$42

(7)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(j)	Purchased options outstanding on September 30, 2010:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$88.000	12/31/2011	6	$56	$42

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$700.000	12/18/2010	735	$7,058	$68
Put - CBOE S&P 500 Index December Futures	750.000	12/18/2010	2,050	2,322	302

				$9,380	$370

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	5.000%	09/14/2018	GBP	2,000	$56	$93
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	180,780	2,043	1,427

								$2,099	$1,520

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	$	1.000	05/04/2011	EUR	72,210	$515	$14
Put - OTC EUR versus USD		1.000	05/22/2015		166,400	8,239	4,907

						$8,754	$4,921

(k)	Written options outstanding on September 30, 2010:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	$250.000	12/31/2011	6	$55	$44

See Accompanying Notes	Semiannual Report	September 30, 2010	141

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index December Futures	$600.000	12/18/2010	735	$4,555	$24

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	9,400	$84	$50
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		15,200	146	82
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,300	16	15
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		5,600	18	25
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		5,600	26	7
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	9	5
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,500	17	17
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		16,500	171	110
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		20,200	221	108
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		10,900	36	48
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		10,900	50	14
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		20,200	189	108
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		4,000	26	27
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		15,300	150	102
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		109,500	881	732

								$2,040	$1,450

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	$	1.000	05/22/2013	EUR	166,400	$6,123	$2,840

Inflation Cap
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BCLY	215.969	Maximum of ((Index Final/Index Initial - 1) - 2.500%) or 0	12/04/2010	$10,000	$32	$0
Cap - OTC CPURNSA Index	BNP	215.949	Maximum of ((Index Final/Index Initial - 1) - 5.000%) or 0	03/04/2015	4,000	68	42

						$100	$42

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BNP	215.969	Maximum of ( - 1.000% - (Index Final/Index Initial - 1)) or 0	12/14/2010	$10,000	$43	$0
Floor - OTC CPURNSA Index	BNP	215.949	Maximum of ( - 1.000% - (Index Final/Index Initial - 1)) or 0	03/04/2015	4,000	56	66
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	12,000	106	152
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	14,400	108	158

						$313	$376

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	741	$156,965	EUR	69,000	$6,255
Sales	2,246	261,100		166,400	17,358
Closing Buys	(2,246)	(114,565)		(69,000)	(10,427)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2010	741	$303,500	EUR	166,400	$13,186

(i)	Foreign Currency Contracts outstanding on September 30, 2010.

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,654	10/2010	CITI	$292	$0	$292
Buy		39,608	10/2010	RBS	3,085	0	3,085
Buy	BRL	21,676	10/2010	BOA	289	0	289
Sell		30,080	10/2010	BOA	0	(895)	(895)

142	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	17,776	10/2010	CITI	$0	$(528)	$(528)
Buy		1,799	10/2010	HSBC	63	0	63
Sell		21,676	10/2010	HSBC	0	(661)	(661)
Sell		31,960	10/2010	JPM	0	(981)	(981)
Buy		203,167	10/2010	MSC	5,936	0	5,936
Sell		15,903	10/2010	MSC	0	(485)	(485)
Sell		109,247	10/2010	RBS	0	(3,779)	(3,779)
Sell		21,676	12/2010	BOA	0	(291)	(291)
Sell		203,167	12/2010	MSC	0	(5,896)	(5,896)
Sell	CAD	4,946	11/2010	DUB	29	0	29
Sell		14,120	11/2010	RBC	0	(208)	(208)
Sell		2,327	11/2010	RBS	14	0	14
Buy	CHF	37,056	11/2010	CITI	1,149	0	1,149
Buy	CNY	4,458	11/2010	BCLY	0	(3)	(3)
Buy		7,230	11/2010	CITI	0	(5)	(5)
Buy		18,646	11/2010	DUB	0	(17)	(17)
Buy		7,345	11/2010	MSC	0	(8)	(8)
Buy		9,429	01/2011	BOA	1	0	1
Buy		12,023	01/2011	CITI	23	0	23
Sell		223,494	01/2011	CITI	0	(700)	(700)
Buy		27,521	01/2011	DUB	49	0	49
Buy		16,732	01/2011	MSC	1	0	1
Buy		43,551	09/2011	BOA	101	0	101
Buy		43,970	09/2011	CITI	97	0	97
Buy		76,033	09/2011	RBS	151	0	151
Buy		365	09/2011	UBS	1	0	1
Buy		84,106	11/2011	DUB	185	0	185
Buy	EUR	45,579	11/2010	DUB	3,742	0	3,742
Buy	GBP	38,615	12/2010	CITI	674	0	674
Buy		8,255	12/2010	GSC	109	0	109
Buy		18,649	12/2010	UBS	277	0	277
Sell	HUF	1,131,600	10/2010	HSBC	0	(579)	(579)
Sell	IDR	93,005,000	04/2011	BCLY	0	(347)	(347)
Sell	INR	936,935	03/2011	BOA	0	(290)	(290)
Buy	JPY	7,128,442	11/2010	MSC	710	0	710
Sell	KRW	23,249,938	01/2011	CITI	0	(1,360)	(1,360)
Sell		13,378,930	01/2011	JPM	0	(861)	(861)
Sell	MXN	311,294	02/2011	CITI	0	(184)	(184)
Sell		211,591	02/2011	JPM	0	(86)	(86)
Buy	MYR	10,710	10/2010	BCLY	2	0	2
Sell		13,069	10/2010	BCLY	0	(262)	(262)
Sell		58,874	10/2010	CITI	0	(1,265)	(1,265)
Sell		10,710	02/2011	BCLY	7	0	7
Sell	PLN	80,517	11/2010	HSBC	0	(2,289)	(2,289)
Buy	SEK	79,601	11/2010	CITI	527	0	527
Sell	TRY	25,415	10/2010	HSBC	0	(1,939)	(1,939)
Sell	TWD	225,401	01/2011	DUB	43	(19)	24
Sell		165,034	01/2011	JPM	0	(65)	(65)
Sell		254,043	01/2011	MSC	0	(61)	(61)
Sell		137,581	01/2011	UBS	0	(70)	(70)
Sell	ZAR	209,461	10/2010	BCLY	0	(3,135)	(3,135)
Sell		27,632	10/2010	JPM	0	(334)	(334)

					$17,557	$(27,603)	$(10,046)

See Accompanying Notes	Semiannual Report	September 30, 2010	143

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$128,067	$0	$128,067
Industrials	0	71,211	0	71,211
Utilities	0	17,302	0	17,302
Convertible Bonds & Notes
Industrials	0	2,940	0	2,940
U.S. Government Agencies	0	7,889	0	7,889
U.S. Treasury Obligations	0	50,925	0	50,925
Mortgage-Backed Securities	0	2,606	0	2,606
Asset-Backed Securities	0	156	0	156
Sovereign Issues	0	162,853	0	162,853
Mutual Funds	1,497,260	0	0	1,497,260
Exchange-Traded Funds	630,270	0	0	630,270
Short-Term Instruments
Commercial Paper	0	8,300	0	8,300
Repurchase Agreements	0	41,002	0	41,002
U.S. Treasury Bills	0	19,989	0	19,989
PIMCO Short-Term Floating NAV Portfolio	37,821	0	0	37,821
Purchased Options
Equity Contracts	370	0	0	370
Foreign Exchange Contracts	0	4,921	0	4,921

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Interest Rate Contracts	$0	$1,520	$0	$1,520
Other Contracts	0	0	42	42
Investments, at value	$2,165,721	$519,681	$42	$2,685,444

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	3,016	0	3,016
Equity Contracts	5,683	0	0	5,683
Foreign Exchange Contracts	0	17,557	0	17,557
Interest Rate Contracts	0	2,511	0	2,511
Other Contracts	86	620	0	706
	$5,769	$23,704	$0	$29,473

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,927)	0	(1,927)
Equity Contracts	(24)	0	0	(24)
Foreign Exchange Contracts	0	(30,444)	0	(30,444)
Interest Rate Contracts	0	(1,449)	(418)	(1,867)
Other Contracts	(77)	(21)	(44)	(142)
	$(101)	$(33,841)	$(462)	$(34,404)

Totals	$2,171,389	$509,544	$(420)	$2,680,513

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Purchased Options
Other Contracts	$54	$0	$0	$0	$0	$(12)	$0	$0	$42	$(12)

Investments, at value	$54	$0	$0	$0	$0	$(12)	$0	$0	$42	$(12)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(47)	0	0	0	429	(382)	0	0	0	0
Interest Rate Contracts	(230)	0	(105)	0	0	(83)	0	0	(418)	(83)
Other Contracts	(56)	0	0	0	0	12	0	0	(44)	12

	$(333)	$0	$(105)	$0	$429	$(453)	$0	$0	$(462)	$(71)

Totals	$(279)	$0	$(105)	$0	$429	$(465)	$0	$0	$(420)	$(83)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

144	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$1,520	$4,921	$0	$370	$42	$6,853
Variation margin receivable (2)	0	0	0	0	1	1
Unrealized appreciation on foreign currency contracts	0	17,557	0	0	0	17,557
Unrealized appreciation on swap agreements	2,511	0	3,015	0	621	6,147

	$4,031	$22,478	$3,015	$370	$664	$30,558

Liabilities:
Written options outstanding	$1,868	$2,840	$0	$24	$44	$4,776
Variation margin payable (2)	0	0	0	626	0	626
Unrealized depreciation on foreign currency contracts	0	27,603	0	0	0	27,603
Unrealized depreciation on swap agreements	0	0	1,927	0	21	1,948

	$1,868	$30,443	$1,927	$650	$65	$34,953

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(5,367)	$(23)	$(5,390)
Net realized gain (loss) on futures contracts, written options and swaps	2,970	0	(136)	14,793	1,225	18,852
Net realized gain on foreign currency transactions	0	12,930	0	0	0	12,930

	$2,970	$12,930	$(136)	$9,426	$1,202	$26,392

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(638)	$(3,834)	$0	$4,179	$(12)	$(305)
Net change in unrealized appreciation on futures contracts, written options and swaps	1,451	3,283	2,238	2,588	226	9,786
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(10,079)	0	0	0	(10,079)

	$813	$(10,630)	$2,238	$6,767	$214	$(598)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $5,692 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	145

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO All Asset FundT
Class A
04/01/2010 - 09/30/2010+	$11.62	$0.26	$0.78	$1.04	$(0.27)	$0.00
03/31/2010	9.70	0.87	1.89	2.76	(0.84)	0.00
03/31/2009	12.54	0.56	(2.82)	(2.26)	(0.58)	0.00
03/31/2008	12.74	0.89	(0.16)	0.73	(0.93)	0.00
03/31/2007	12.56	0.70	0.20	0.90	(0.68)	(0.04)
03/31/2006	12.60	0.81	(0.08)	0.73	(0.71)	(0.06)
Class B
04/01/2010 - 09/30/2010+	11.54	0.20	0.79	0.99	(0.22)	0.00
03/31/2010	9.64	0.75	1.90	2.65	(0.75)	0.00
03/31/2009	12.47	0.46	(2.79)	(2.33)	(0.50)	0.00
03/31/2008	12.67	0.78	(0.14)	0.64	(0.84)	0.00
03/31/2007	12.49	0.60	0.21	0.81	(0.59)	(0.04)
03/31/2006	12.54	0.70	(0.07)	0.63	(0.62)	(0.06)
Class C
04/01/2010 - 09/30/2010+	11.51	0.21	0.78	0.99	(0.23)	0.00
03/31/2010	9.62	0.77	1.88	2.65	(0.76)	0.00
03/31/2009	12.45	0.47	(2.80)	(2.33)	(0.50)	0.00
03/31/2008	12.65	0.78	(0.14)	0.64	(0.84)	0.00
03/31/2007	12.48	0.60	0.20	0.80	(0.59)	(0.04)
03/31/2006	12.54	0.71	(0.08)	0.63	(0.63)	(0.06)
Class R
04/01/2010 - 09/30/2010+	11.59	0.26	0.76	1.02	(0.26)	0.00
03/31/2010	9.69	0.98	1.74	2.72	(0.82)	0.00
03/31/2009	12.55	0.60	(2.90)	(2.30)	(0.56)	0.00
03/31/2008	12.77	0.90	(0.20)	0.70	(0.92)	0.00
03/31/2007	12.61	0.66	0.20	0.86	(0.66)	(0.04)
01/31/2006 - 03/31/2006	12.85	0.03	(0.21)	(0.18)	(0.06)	0.00

PIMCO All Asset All Authority Fund
Class A
04/01/2010 - 09/30/2010+	$10.33	$0.22	$0.72	$0.94	$(0.18)	$0.00
03/31/2010	9.03	0.85	1.23	2.08	(0.78)	0.00
03/31/2009	10.96	0.55	(1.88)	(1.33)	(0.48)	(0.12)
03/31/2008	10.67	0.72	0.34	1.06	(0.77)	0.00
03/31/2007	10.61	0.58	0.05	0.63	(0.55)	(0.02)
07/29/2005 - 03/31/2006	10.96	0.57	(0.39)	0.18	(0.51)	(0.02)
Class C
04/01/2010 - 09/30/2010+	10.26	0.18	0.72	0.90	(0.15)	0.00
03/31/2010	8.99	0.80	1.18	1.98	(0.71)	0.00
03/31/2009	10.92	0.50	(1.90)	(1.40)	(0.41)	(0.12)
03/31/2008	10.64	0.63	0.34	0.97	(0.69)	0.00
03/31/2007	10.58	0.50	0.06	0.56	(0.48)	(0.02)
07/29/2005 - 03/31/2006	10.96	0.47	(0.35)	0.12	(0.48)	(0.02)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.
(c)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.
(d)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20%.
(e)	Ratio of expenses to average net assets included line of credit expenses.

146	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.27)	$12.39	9.04%	$1,495,471	0.77	5%*	0.82	5%*	0.77	5%*	0.825	%*	4.36	%*	59%
(0.84)	11.62	28.80	1,200,093	0.84	5	0.82	5	0.84	5	0.825		7.68		78
(0.58)	9.70	(18.33)	990,893	0.80	5	0.82	5	0.80	5	0.825		5.01		89
(0.93)	12.54	5.85	1,584,884	0.80	5	0.82	5	0.80	5	0.825		6.93		96
(0.72)	12.74	7.36	1,501,507	0.83	5(c)	0.83	5(c)	0.83	5(c)	0.835	(c)	5.56		86
(0.77)	12.56	5.83	1,716,654	0.87	(b)	0.87	(b)	0.87	(b)	0.87	(b)	6.25		56

(0.22)	12.31	8.66	110,470	1.52	5*	1.57	5*	1.52	5*	1.575	*	3.37	*	59
(0.75)	11.54	27.82	141,265	1.59	5	1.57	5	1.59	5	1.575		6.72		78
(0.50)	9.64	(18.98)	137,548	1.55	5	1.57	5	1.55	5	1.575		4.12		89
(0.84)	12.47	5.10	237,231	1.55	5	1.57	5	1.55	5	1.575		6.15		96
(0.63)	12.67	6.61	269,784	1.58	5(c)	1.58	5(c)	1.58	5(c)	1.585	(c)	4.82		86
(0.68)	12.49	5.05	312,732	1.62	(b)	1.62	(b)	1.62	(b)	1.62	(b)	5.45		56

(0.23)	12.27	8.68	1,285,481	1.52	5*	1.57	5*	1.52	5*	1.575	*	3.59	*	59
(0.76)	11.51	27.83	1,062,366	1.59	5	1.57	5	1.59	5	1.575		6.92		78
(0.50)	9.62	(18.99)	836,206	1.55	5	1.57	5	1.55	5	1.575		4.26		89
(0.84)	12.45	5.12	1,236,340	1.55	5	1.57	5	1.55	5	1.575		6.14		96
(0.63)	12.65	6.53	1,304,837	1.58	5(c)	1.58	5(c)	1.58	5(c)	1.585	(c)	4.81		86
(0.69)	12.48	5.00	1,549,370	1.62	(b)	1.62	(b)	1.62	(b)	1.62	(b)	5.58		56

(0.26)	12.35	8.90	22,236	1.07	5*	1.12	5*	1.07	5*	1.125	*	4.40	*	59
(0.82)	11.59	28.44	10,365	1.14	5	1.12	5	1.14	5	1.125		8.55		78
(0.56)	9.69	(18.60)	2,031	1.10	5	1.12	5	1.10	5	1.125		5.70		89
(0.92)	12.55	5.60	456	1.10	5	1.12	5	1.10	5	1.125		7.04		96
(0.70)	12.77	7.01	36	1.13	5(c)	1.13	5(c)	1.13	5(c)	1.135	(c)	5.23		86
(0.06)	12.61	(1.38)	10	1.15	*	1.15	*	1.15	*	1.15	*	1.25	*	56

$(0.18)	$11.09	9.21%	$1,727,691	1.11	%*(e)	1.11	%*(e)	0.85	%*	0.85	%*	4.11	%*	36%
(0.78)	10.33	23.29	899,594	1.04	(e)	1.04	(e)	0.85		0.85		8.28		45
(0.60)	9.03	(12.25)	544,594	1.16	(e)	1.16	(e)	0.85		0.85		5.63		117
(0.77)	10.96	10.31	363,665	2.47	(e)	2.47	(e)	0.85		0.85		6.66		116
(0.57)	10.67	6.16	236,772	2.41	(d)(e)	2.41	(d)(e)	0.87	(d)	0.87	(d)	5.45		128
(0.53)	10.61	1.57	227,564	2.06	*(b)(e)	2.06	*(b)(e)	0.90	*(b)	0.90	*(b)	8.00	*	62

(0.15)	11.01	8.86	1,119,256	1.86	*(e)	1.86	*(e)	1.60	*	1.60	*	3.36	*	36
(0.71)	10.26	22.28	582,851	1.79	(e)	1.79	(e)	1.60		1.60		7.79		45
(0.53)	8.99	(12.87)	248,865	1.91	(e)	1.91	(e)	1.60		1.60		5.10		117
(0.69)	10.92	9.44	168,527	3.26	(e)	3.26	(e)	1.60		1.60		5.86		116
(0.50)	10.64	5.43	140,296	3.16	(d)(e)	3.16	(d)(e)	1.62	(d)	1.62	(d)	4.72		128
(0.50)	10.58	1.03	125,977	2.80	*(b)(e)	2.80	*(b)(e)	1.65	*(b)	1.65	*(b)	6.62	*	62

Semiannual Report	September 30, 2010	147

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)		Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Fundamental Advantage Total Return Strategy Fund
Class A
04/01/2010 - 09/30/2010+	$4.57	$0.02		$0.26	$0.28	$(0.14)	$0.00	$0.00
03/31/2010	4.36	0.06		1.04	1.10	(0.72)	(0.17)	0.00
07/31/2008 - 03/31/2009	9.81	0.24		(0.56)	(0.32)	(0.02)	(5.11)	0.00
Class C
04/01/2010 - 09/30/2010+	4.61	0.00	^	0.26	0.26	(0.13)	0.00	0.00
03/31/2010	4.41	0.02		1.06	1.08	(0.71)	(0.17)	0.00
07/31/2008 - 03/31/2009	9.81	0.21		(0.49)	(0.28)	(0.01)	(5.11)	0.00

PIMCO Fundamental IndexPLUSTM TR Fund
Class A
04/01/2010 - 09/30/2010+	$5.98	$0.06		$0.18	$0.24	$(0.73)	$0.00	$0.00
03/31/2010	4.79	0.34		4.40	4.74	(3.55)	0.00	0.00
03/31/2009	9.38	0.38		(4.85)	(4.47)	0.00	(0.08)	(0.04)
03/31/2008	10.42	0.47		(0.83)	(0.36)	(0.15)	0.00	(0.53)
03/31/2007	10.27	0.40		1.09	1.49	(1.34)	0.00	0.00
06/30/2005 - 03/31/2006	10.00	0.26		0.45	0.71	(0.44)	0.00	0.00
Class C
04/01/2010 - 09/30/2010+	5.84	0.04		0.17	0.21	(0.71)	0.00	0.00
03/31/2010	4.74	0.29		4.33	4.62	(3.52)	0.00	0.00
03/31/2009	9.32	0.33		(4.81)	(4.48)	0.00	(0.08)	(0.02)
03/31/2008	10.39	0.39		(0.84)	(0.45)	(0.10)	0.00	(0.52)
03/31/2007	10.26	0.33		1.09	1.42	(1.29)	0.00	0.00
06/30/2005 - 03/31/2006	10.00	0.20		0.47	0.67	(0.41)	0.00	0.00

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)
Class A
04/01/2010 - 09/30/2010+	$6.33	$0.05		$0.22	$0.27	$(0.16)	$0.00	$0.00
03/31/2010	4.57	0.15		3.60	3.75	(1.99)	0.00	0.00
03/31/2009	9.51	0.34		(5.11)	(4.77)	0.00	(0.06)	(0.11)
03/31/2008	10.20	0.45		(0.32)	0.13	(0.38)	0.00	(0.44)
11/30/2006 - 03/31/2007	10.00	0.14		0.47	0.61	(0.41)	0.00	0.00
Class C
04/01/2010 - 09/30/2010+	6.22	0.02		0.23	0.25	(0.14)	0.00	0.00
03/31/2010	4.53	0.11		3.54	3.65	(1.96)	0.00	0.00
03/31/2009	9.45	0.30		(5.07)	(4.77)	0.00	(0.06)	(0.09)
03/31/2008	10.19	0.37		(0.32)	0.05	(0.34)	0.00	(0.45)
11/30/2006 - 03/31/2007	10.00	0.12		0.46	0.58	(0.39)	0.00	0.00

+	Unaudited
*	Annualized
^	A zero amount may reflect amounts rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.

148	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.14)	$4.71	6.25%	$73,227	1.29	%*	1.29	%*	1.29	%*	1.29	%*	0.80	%*	140%
(0.89)	4.57	25.95	14,754	1.30		1.30		1.29		1.29		1.21		301
(5.13)	4.36	(1.90)	764	2.89	*	2.89	*	1.29	*	1.29	*	6.65	*	621

(0.13)	4.74	5.69	19,480	2.04	*	2.04	*	2.04	*	2.04	*	0.06	*	140
(0.88)	4.61	25.14	4,945	2.06		2.06		2.04		2.04		0.47		301
(5.12)	4.41	(1.59)	387	3.43	*	3.43	*	2.04	*	2.04	*	5.14	*	621

$(0.73)	$5.49	4.56%	$26,402	1.19	%*	1.19	%*	1.19	%*	1.19	%*	2.22	%*	196%
(3.55)	5.98	106.17	16,155	1.32		1.32		1.19		1.19		5.05		786
(0.12)	4.79	(47.81)	7,882	2.07		2.07		1.19		1.19		5.17		564
(0.68)	9.38	(4.01)	27,595	1.70		1.70		1.19		1.19		4.49		279
(1.34)	10.42	15.00	27,519	1.14		1.14		1.14		1.14		3.85		464
(0.44)	10.27	7.19	24,117	1.15	*	1.15	*	1.15	*	1.15	*	3.40	*	426

(0.71)	5.34	4.09	8,166	1.94	*	1.94	*	1.94	*	1.94	*	1.49	*	196
(3.52)	5.84	104.72	6,433	2.07		2.07		1.94		1.94		4.33		786
(0.10)	4.74	(48.13)	2,941	2.79		2.79		1.94		1.94		4.34		564
(0.62)	9.32	(4.83)	11,296	2.43		2.43		1.94		1.94		3.72		279
(1.29)	10.39	14.23	13,045	1.89		1.89		1.89		1.89		3.20		464
(0.41)	10.26	6.75	5,726	1.90	*	1.90	*	1.90	*	1.90	*	2.64	*	426

$(0.16)	$6.44	4.44%	$1,749	1.05	%*	1.05	%*	1.04	%*	1.04	%*	1.63	%*	213%
(1.99)	6.33	83.63	7,146	1.05		1.05		1.04		1.04		2.32		493
(0.17)	4.57	(50.47)	540	2.10		2.10		1.04		1.04		4.69		456
(0.82)	9.51	0.86	1,881	2.11	(b)	2.11	(b)	1.06	(b)	1.06	(b)	4.47		384
(0.41)	10.20	6.25	68	1.09	*	1.76	*	1.09	*	1.76	*	4.33	*	197

(0.14)	6.33	4.19	478	1.80	*	1.80	*	1.79	*	1.79	*	0.82	*	213
(1.96)	6.22	81.99	716	1.80		1.80		1.79		1.79		1.56		493
(0.15)	4.53	(50.76)	71	2.88		2.88		1.79		1.79		3.97		456
(0.79)	9.45	0.06	398	2.60	(b)	2.60	(b)	1.81	(b)	1.81	(b)	3.65		384
(0.39)	10.19	5.95	83	1.84	*	2.42	*	1.84	*	2.42	*	3.54	*	197

Semiannual Report	September 30, 2010	149

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Class A
04/01/2010 - 09/30/2010+	$9.17	$0.12	$0.06	$0.18	$(0.62)	$0.00
03/31/2010	6.38	0.44	4.30	4.74	(1.67)	(0.28)
03/31/2009	10.23	0.53	(4.38)	(3.85)	0.00	0.00
03/31/2008	12.17	0.53	(2.13)	(1.60)	(0.28)	(0.06)
03/31/2007	12.33	0.47	1.17	1.64	(1.80)	0.00
03/31/2006	10.39	0.37	2.97	3.34	(1.40)	0.00
Class B
04/01/2010 - 09/30/2010+	8.90	0.08	0.07	0.15	(0.59)	0.00
03/31/2010	6.25	0.39	4.17	4.56	(1.63)	(0.28)
03/31/2009	10.08	0.46	(4.29)	(3.83)	0.00	0.00
03/31/2008	12.03	0.43	(2.11)	(1.68)	(0.21)	(0.06)
03/31/2007	12.21	0.37	1.16	1.53	(1.71)	0.00
03/31/2006	10.33	0.27	2.95	3.22	(1.34)	0.00
Class C
04/01/2010 - 09/30/2010+	8.91	0.08	0.07	0.15	(0.60)	0.00
03/31/2010	6.26	0.39	4.18	4.57	(1.64)	(0.28)
03/31/2009	10.10	0.46	(4.30)	(3.84)	0.00	0.00
03/31/2008	12.04	0.43	(2.10)	(1.67)	(0.21)	(0.06)
03/31/2007	12.22	0.37	1.16	1.53	(1.71)	0.00
03/31/2006	10.33	0.27	2.96	3.23	(1.34)	0.00

PIMCO RealEstateRealReturn Strategy Fund
Class A
04/01/2010 - 09/30/2010+	$4.26	$0.03	$0.76	$0.79	$(0.70)	$0.00
03/31/2010	2.04	0.13	2.81	2.94	(0.72)	0.00
03/31/2009	5.95	0.15	(4.06)	(3.91)	0.00	0.00
03/31/2008	7.51	0.32	(1.12)	(0.80)	(0.76)	0.00
03/31/2007	9.12	0.24	1.30	1.54	(3.15)	0.00
03/31/2006	9.26	0.40	2.58	2.98	(3.02)	(0.10)
Class B
04/01/2010 - 09/30/2010+	4.10	0.01	0.72	0.73	(0.68)	0.00
03/31/2010	1.98	0.12	2.71	2.83	(0.71)	0.00
03/31/2009	5.84	0.12	(3.98)	(3.86)	0.00	0.00
03/31/2008	7.39	0.28	(1.11)	(0.83)	(0.72)	0.00
03/31/2007	9.02	0.16	1.30	1.46	(3.09)	0.00
03/31/2006	9.20	0.33	2.54	2.87	(2.95)	(0.10)
Class C
04/01/2010 - 09/30/2010+	4.10	0.01	0.73	0.74	(0.69)	0.00
03/31/2010	1.98	0.11	2.72	2.83	(0.71)	0.00
03/31/2009	5.84	0.11	(3.97)	(3.86)	0.00	0.00
03/31/2008	7.39	0.28	(1.11)	(0.83)	(0.72)	0.00
03/31/2007	9.02	0.16	1.30	1.46	(3.09)	0.00
03/31/2006	9.20	0.32	2.55	2.87	(2.95)	(0.10)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.45%.
(c)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.
(d)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45%.

150	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.62)	$8.73	2.20%	$18,370	1.16	%*	1.15	%*	2.66	%*	436%
(1.95)	9.17	76.37	11,470	1.28		1.15		4.92		1,196
0.00	6.38	(37.63)	5,192	2.95		1.15		6.19		1,001
(0.34)	10.23	(13.59)	11,923	2.03	(d)	1.18	(d)	4.39		908
(1.80)	12.17	14.16	18,187	1.23	(c)	1.22	(c)	3.86		696
(1.40)	12.33	32.93	19,522	1.28	(b)	1.28	(b)	3.11		682

(0.59)	8.46	1.85	2,723	1.91	*	1.90	*	1.96	*	436
(1.91)	8.90	75.05	3,580	2.05		1.90		4.53		1,196
0.00	6.25	(38.00)	2,702	3.72		1.90		5.32		1,001
(0.27)	10.08	(14.31)	9,274	2.80	(d)	1.93	(d)	3.66		908
(1.71)	12.03	13.32	14,625	1.98	(c)	1.97	(c)	3.12		696
(1.34)	12.21	31.97	14,053	2.03	(b)	2.03	(b)	2.34		682

(0.60)	8.46	1.83	6,827	1.91	*	1.90	*	1.93	*	436
(1.92)	8.91	75.03	4,949	2.05		1.90		4.43		1,196
0.00	6.26	(38.02)	2,751	3.72		1.90		5.39		1,001
(0.27)	10.10	(14.22)	8,140	2.78	(d)	1.93	(d)	3.65		908
(1.71)	12.04	13.30	12,356	1.98	(c)	1.97	(c)	3.12		696
(1.34)	12.22	32.02	12,639	2.03	(b)	2.03	(b)	2.33		682

$(0.70)	$4.35	19.13%	$42,078	1.20	%*	1.19	%*	1.26	%*	239%
(0.72)	4.26	143.69	33,965	1.28		1.19		3.42		863
0.00	2.04	(65.71)	6,874	1.30		1.19		3.43		1,288
(0.76)	5.95	(10.18)	23,420	1.20		1.19		5.03		900
(3.15)	7.51	19.57	39,649	1.19		1.19		2.71		538
(3.12)	9.12	35.66	39,523	1.21	(b)	1.21	(b)	3.95		337

(0.68)	4.15	18.47	3,294	1.95	*	1.94	*	0.50	*	239
(0.71)	4.10	142.66	3,325	2.06		1.94		3.33		863
0.00	1.98	(66.10)	1,926	2.06		1.94		2.67		1,288
(0.72)	5.84	(10.81)	6,843	1.95		1.94		4.42		900
(3.09)	7.39	18.73	15,348	1.94		1.94		1.90		538
(3.05)	9.02	34.49	12,290	1.97	(b)	1.97	(b)	3.23		337

(0.69)	4.15	18.52	17,763	1.95	*	1.94	*	0.42	*	239
(0.71)	4.10	142.61	11,173	2.04		1.94		2.96		863
0.00	1.98	(66.10)	4,009	2.06		1.94		2.65		1,288
(0.72)	5.84	(10.79)	13,271	1.95		1.94		4.35		900
(3.09)	7.39	18.72	27,610	1.94		1.94		1.89		538
(3.05)	9.02	34.50	23,781	1.96	(b)	1.96	(b)	3.19		337

Semiannual Report	September 30, 2010	151

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Small Cap StocksPLUS® TR Fund
Class A
04/01/2010 - 09/30/2010+	$6.93	$0.06	$0.49	$0.55	$(0.12)	$0.00	$0.00
03/31/2010	5.62	0.25	4.69	4.94	(3.63)	0.00	0.00
03/31/2009	9.06	0.27	(3.68)	(3.41)	0.00	0.00	(0.03)
03/31/2008	10.58	0.43	(1.44)	(1.01)	(0.39)	(0.12)	0.00
07/31/2006 - 03/31/2007	9.13	0.29	1.29	1.58	(0.13)	0.00	0.00
Class C
04/01/2010 - 09/30/2010+	6.73	0.04	0.46	0.50	(0.10)	0.00	0.00
03/31/2010	5.54	0.24	4.55	4.79	(3.60)	0.00	0.00
03/31/2009	8.97	0.22	(3.65)	(3.43)	0.00	0.00	0.00
03/31/2008	10.52	0.35	(1.44)	(1.09)	(0.34)	(0.12)	0.00
07/31/2006 - 03/31/2007	9.13	0.24	1.28	1.52	(0.13)	0.00	0.00

PIMCO StocksPLUS® Fund
Class A
04/01/2010 - 09/30/2010+	$8.00	$0.04	$(0.09)	$(0.05)	$(0.42)	$0.00	$0.00
03/31/2010	4.79	0.13	3.27	3.40	(0.19)	0.00	0.00
03/31/2009	9.69	0.29	(4.60)	(4.31)	(0.59)	0.00	0.00
03/31/2008	10.80	0.48	(1.01)	(0.53)	(0.58)	0.00	0.00
03/31/2007	10.14	0.42	0.66	1.08	(0.42)	0.00	0.00
03/31/2006	9.48	0.29	0.60	0.89	(0.23)	0.00	0.00
Class B
04/01/2010 - 09/30/2010+	7.72	0.01	(0.07)	(0.06)	(0.40)	0.00	0.00
03/31/2010	4.66	0.07	3.16	3.23	(0.17)	0.00	0.00
03/31/2009	9.45	0.23	(4.48)	(4.25)	(0.54)	0.00	0.00
03/31/2008	10.54	0.39	(0.99)	(0.60)	(0.49)	0.00	0.00
03/31/2007	9.90	0.33	0.65	0.98	(0.34)	0.00	0.00
03/31/2006	9.27	0.20	0.61	0.81	(0.18)	0.00	0.00
Class C
04/01/2010 - 09/30/2010+	7.81	0.02	(0.07)	(0.05)	(0.41)	0.00	0.00
03/31/2010	4.70	0.09	3.20	3.29	(0.18)	0.00	0.00
03/31/2009	9.53	0.24	(4.51)	(4.27)	(0.56)	0.00	0.00
03/31/2008	10.62	0.42	(0.99)	(0.57)	(0.52)	0.00	0.00
03/31/2007	9.98	0.37	0.64	1.01	(0.37)	0.00	0.00
03/31/2006	9.35	0.23	0.60	0.83	(0.20)	0.00	0.00
Class R
04/01/2010 - 09/30/2010+	8.13	0.03	(0.08)	(0.05)	(0.42)	0.00	0.00
03/31/2010	4.88	0.11	3.32	3.43	(0.18)	0.00	0.00
03/31/2009	9.85	0.27	(4.67)	(4.40)	(0.57)	0.00	0.00
03/31/2008	10.97	0.45	(1.02)	(0.57)	(0.55)	0.00	0.00
03/31/2007	10.29	0.40	0.67	1.07	(0.39)	0.00	0.00
03/31/2006	9.63	0.28	0.60	0.88	(0.22)	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.
(c)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.
(d)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%.
(e)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25%.

152	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.12)	$7.36	7.98%	$28,678	1.09	%*	1.09	%*	1.09	%*	1.09	%*	1.72	%*	324%
(3.63)	6.93	94.12	11,941	1.16		1.16		1.09		1.09		3.32		762
(0.03)	5.62	(37.73)	823	1.48		1.48		1.09		1.09		3.95		609
(0.51)	9.06	(9.95)	161	1.97	(d)	1.97	(d)	1.11	(d)	1.11	(d)	4.25		403
(0.13)	10.58	17.29	97	1.14	*	2.54	*	1.14	*	2.54	*	4.21	*	671

(0.10)	7.13	7.55	5,459	1.84	*	1.84	*	1.84	*	1.84	*	1.08	*	324
(3.60)	6.73	92.51	1,615	1.94		1.94		1.84		1.84		3.29		762
0.00	5.54	(38.24)	744	2.32		2.32		1.84		1.84		3.24		609
(0.46)	8.97	(10.74)	444	2.71	(d)	2.71	(d)	1.86	(d)	1.86	(d)	3.52		403
(0.13)	10.52	16.64	196	1.89	*	4.16	*	1.89	*	4.16	*	3.46	*	671

$(0.42)	$7.53	(0.39)%	$59,417	0.90	%*	0.90	%*	0.90	%*	0.90	%*	1.03	%*	94%
(0.19)	8.00	70.93	68,038	0.94		0.94		0.90		0.90		1.90		392
(0.59)	4.79	(46.61)	53,364	1.52		1.52		0.90		0.90		3.82		425
(0.58)	9.69	(5.33)	101,021	1.03	(e)	1.03	(e)	0.93	(e)	0.93	(e)	4.35		67
(0.42)	10.80	10.80	132,721	0.97	(c)	0.97	(c)	0.97	(c)	0.97	(c)	4.07		76
(0.23)	10.14	9.50	139,925	1.03	(b)	1.03	(b)	1.03	(b)	1.03	(b)	2.93		239

(0.40)	7.26	(0.66)	5,943	1.65	*	1.65	*	1.65	*	1.65	*	0.26	*	94
(0.17)	7.72	69.42	8,664	1.69		1.69		1.65		1.65		1.14		392
(0.54)	4.66	(46.99)	6,937	2.25		2.25		1.65		1.65		3.04		425
(0.49)	9.45	(6.00)	21,826	1.78	(e)	1.78	(e)	1.68	(e)	1.68	(e)	3.61		67
(0.34)	10.54	10.00	35,864	1.72	(c)	1.72	(c)	1.72	(c)	1.72	(c)	3.28		76
(0.18)	9.90	8.75	59,698	1.78	(b)	1.78	(b)	1.78	(b)	1.78	(b)	2.11		239

(0.41)	7.35	(0.49)	40,074	1.40	*	1.40	*	1.40	*	1.40	*	0.54	*	94
(0.18)	7.81	69.98	43,004	1.44		1.44		1.40		1.40		1.34		392
(0.56)	4.70	(46.88)	29,321	2.02		2.02		1.40		1.40		3.31		425
(0.52)	9.53	(5.69)	72,282	1.53	(e)	1.53	(e)	1.43	(e)	1.43	(e)	3.85		67
(0.37)	10.62	10.24	96,352	1.47	(c)	1.47	(c)	1.47	(c)	1.47	(c)	3.57		76
(0.20)	9.98	8.90	109,035	1.53	(b)	1.53	(b)	1.53	(b)	1.53	(b)	2.41		239

(0.42)	7.66	(0.50)	2,248	1.15	*	1.15	*	1.15	*	1.15	*	0.80	*	94
(0.18)	8.13	70.35	2,288	1.19		1.19		1.15		1.15		1.52		392
(0.57)	4.88	(46.69)	1,147	1.76		1.76		1.15		1.15		3.56		425
(0.55)	9.85	(5.56)	2,925	1.30	(e)	1.30	(e)	1.17	(e)	1.17	(e)	4.08		67
(0.39)	10.97	10.56	2,337	1.22	(c)	1.22	(c)	1.22	(c)	1.22	(c)	3.83		76
(0.22)	10.29	9.19	2,360	1.27	(b)	1.27	(b)	1.27	(b)	1.27	(b)	2.76		239

Semiannual Report	September 30, 2010	153

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO StocksPLUS® Total Return Fund
Class A
04/01/2010 - 09/30/2010+	$7.13	$0.08	$0.26	$0.34	$(0.12)	$0.00	$0.00
03/31/2010	4.85	0.26	3.54	3.80	(1.52)	0.00	0.00
03/31/2009	10.04	0.48	(5.10)	(4.62)	(0.51)	0.00	(0.06)
03/31/2008	11.89	0.55	(0.71)	(0.16)	(0.61)	(1.08)	0.00
03/31/2007	11.74	0.48	0.88	1.36	(0.46)	(0.75)	0.00
03/31/2006	12.40	0.41	0.77	1.18	(0.63)	(1.21)	0.00
Class B
04/01/2010 - 09/30/2010+	6.92	0.05	0.26	0.31	(0.10)	0.00	0.00
03/31/2010	4.74	0.20	3.47	3.67	(1.49)	0.00	0.00
03/31/2009	9.85	0.42	(5.01)	(4.59)	(0.46)	0.00	(0.06)
03/31/2008	11.71	0.45	(0.69)	(0.24)	(0.54)	(1.08)	0.00
03/31/2007	11.59	0.39	0.86	1.25	(0.38)	(0.75)	0.00
03/31/2006	12.26	0.31	0.78	1.09	(0.55)	(1.21)	0.00
Class C
04/01/2010 -09/30/2010+	6.93	0.05	0.26	0.31	(0.10)	0.00	0.00
03/31/2010	4.75	0.20	3.47	3.67	(1.49)	0.00	0.00
03/31/2009	9.87	0.42	(5.02)	(4.60)	(0.46)	0.00	(0.06)
03/31/2008	11.73	0.45	(0.69)	(0.24)	(0.54)	(1.08)	0.00
03/31/2007	11.60	0.39	0.86	1.25	(0.37)	(0.75)	0.00
03/31/2006	12.27	0.31	0.77	1.08	(0.54)	(1.21)	0.00

PIMCO StocksPLUS® TR Short Strategy Fund
Class A
04/01/2010 - 09/30/2010+	$4.53	$0.03	$0.23	$0.26	$(0.03)	$0.00	$0.00
03/31/2010	6.73	0.08	(1.80)	(1.72)	(0.12)	(0.36)	0.00
03/31/2009	9.39	0.35	2.92	3.27	(0.27)	(5.66)	0.00
03/31/2008	8.37	0.34	1.08	1.42	(0.40)	0.00	0.00
07/31/2006 - 03/31/2007	9.15	0.24	(0.66)	(0.42)	(0.36)	0.00	0.00
Class C
04/01/2010 - 09/30/2010+	4.46	0.01	0.22	0.23	(0.01)	0.00	0.00
03/31/2010	6.65	0.05	(1.79)	(1.74)	(0.09)	(0.36)	0.00
03/31/2009	9.36	0.27	2.91	3.18	(0.23)	(5.66)	0.00
03/31/2008	8.36	0.29	1.06	1.35	(0.35)	0.00	0.00
07/31/2006 - 03/31/2007	9.15	0.20	(0.67)	(0.47)	(0.32)	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.
(c)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44%.
(d)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.
(e)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%.

154	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.12)	$7.35	4.88%	$44,661	1.04	%*	1.04	%*	2.25	%*	199%
(1.52)	7.13	80.58	37,735	1.09		1.04		3.78		609
(0.57)	4.85	(47.17)	12,052	2.97		1.04		6.20		521
(1.69)	10.04	(2.71)	25,661	2.68	(d)	1.07	(d)	4.64		411
(1.21)	11.89	11.77	39,296	1.11	(c)	1.11	(c)	4.07		284
(1.84)	11.74	9.74	41,234	1.17	(b)	1.17	(b)	3.28		322

(0.10)	7.13	4.48	5,079	1.79	*	1.79	*	1.49	*	199
(1.49)	6.92	79.64	6,378	1.84		1.79		3.12		609
(0.52)	4.74	(47.62)	5,619	3.75		1.79		5.42		521
(1.62)	9.85	(3.40)	16,220	3.47	(d)	1.82	(d)	3.90		411
(1.13)	11.71	10.87	20,416	1.86	(c)	1.86	(c)	3.34		284
(1.76)	11.59	9.05	19,425	1.92	(b)	1.92	(b)	2.54		322

(0.10)	7.14	4.51	9,493	1.79	*	1.79	*	1.49	*	199
(1.49)	6.93	79.47	9,275	1.84		1.79		3.09		609
(0.52)	4.75	(47.61)	6,559	3.74		1.79		5.43		521
(1.62)	9.87	(3.39)	17,702	3.43	(d)	1.82	(d)	3.89		411
(1.12)	11.73	10.93	24,131	1.86	(c)	1.86	(c)	3.33		284
(1.75)	11.60	8.98	26,952	1.92	(b)	1.92	(b)	2.49		322

$(0.03)	$4.76	5.68%	$287,346	1.09	%*	1.09	%*	1.13	%*	126%
(0.48)	4.53	(26.10)	155,362	1.09		1.09		1.56		406
(5.93)	6.73	45.90	44,892	2.09		1.09		4.08		515
(0.40)	9.39	17.79	39,964	1.61	(e)	1.11	(e)	3.75		220
(0.36)	8.37	(4.51)	647	1.14	*	1.14	*	4.31	*	413

(0.01)	4.68	5.23	43,876	1.84	*	1.84	*	0.39	*	126
(0.45)	4.46	(26.63)	23,040	1.84		1.84		0.89		406
(5.89)	6.65	44.87	10,698	2.97		1.84		3.33		515
(0.35)	9.36	16.84	2,888	2.49	(e)	1.86	(e)	3.30		220
(0.32)	8.36	(5.09)	97	1.89	*	1.89	*	3.60	*	413

Semiannual Report	September 30, 2010	155

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO CommoditiesPLUS Short Strategy Fund
Class A
09/30/2010 - 09/30/2010+	$10.00	$0.00	$(0.52)	$(0.52)	$0.00	$0.00	$0.00
Class C
09/30/2010 - 09/30/2010+	10.00	0.00	(0.52)	(0.52)	0.00	0.00	0.00

PIMCO CommoditiesPLUS Strategy Fund
Class A
05/28/2010 - 09/30/2010+	$10.00	$0.01	$1.22	$1.23	$0.00	$0.00	$0.00
Class C
05/28/2010 - 09/30/2010+	10.00	(0.02)	1.23	1.21	0.00	0.00	0.00
Class R
05/28/2010 - 09/30/2010+	10.00	(0.02)	1.25	1.23	0.00	0.00	0.00

PIMCO CommodityRealReturn Strategy Fund®
Class A
04/01/2010 - 09/30/2010+	$7.72	$0.06	$0.74	$0.80	$(0.42)	$0.00	$0.00
03/31/2010	6.19	0.22	1.99	2.21	(0.58)	(0.10)	0.00
03/31/2009	18.17	0.32	(9.56)	(9.24)	(0.65)	(2.09)	0.00
03/31/2008	14.50	0.63	4.03	4.66	(0.99)	0.00	0.00
03/31/2007	13.93	0.36	0.72	1.08	(0.51)	0.00	0.00
03/31/2006	16.22	0.59	(0.17)	0.42	(1.82)	(0.07)	(0.82)
Class B
04/01/2010 - 09/30/2010+	7.60	0.03	0.73	0.76	(0.39)	0.00	0.00
03/31/2010	6.11	0.17	1.94	2.11	(0.52)	(0.10)	0.00
03/31/2009	18.01	0.22	(9.48)	(9.26)	(0.55)	(2.09)	0.00
03/31/2008	14.37	0.51	4.00	4.51	(0.87)	0.00	0.00
03/31/2007	13.81	0.24	0.72	0.96	(0.40)	0.00	0.00
03/31/2006	16.14	0.47	(0.18)	0.29	(1.73)	(0.07)	(0.82)
Class C
04/01/2010 - 09/30/2010+	7.59	0.03	0.73	0.76	(0.39)	0.00	0.00
03/31/2010	6.10	0.16	1.96	2.12	(0.53)	(0.10)	0.00
03/31/2009	17.98	0.22	(9.45)	(9.23)	(0.56)	(2.09)	0.00
03/31/2008	14.35	0.51	3.99	4.50	(0.87)	0.00	0.00
03/31/2007	13.79	0.24	0.72	0.96	(0.40)	0.00	0.00
03/31/2006	16.12	0.46	(0.17)	0.29	(1.72)	(0.07)	(0.83)
Class R
04/01/2010 - 09/30/2010+	7.70	0.04	0.75	0.79	(0.42)	0.00	0.00
03/12/10 - 03/31/2010	7.93	0.00	(0.03)	(0.03)	(0.20)	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

156	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$9.48	0.00%	$10	1.29	%*	1.29	%*	1.29	%*	1.29	%*	(2.52	)%*	0%

0.00	9.48	0.00	10	2.04	*	2.04	*	2.04	*	2.04	*	(2.52	)*	0

$0.00	$11.23	12.30%	$86	1.24	%*	1.35	%*	1.24	%*	1.35	%*	0.38	%*	60%

0.00	11.21	12.10	51	1.99	*	2.11	*	1.99	*	2.11	*	(0.46	)*	60

0.00	11.23	12.30	11	1.49	*	1.60	*	1.49	*	1.60	*	(0.43	)*	60

$(0.42)	$8.10	10.72%	$1,982,136	1.26	%*	1.36	%*	1.24	%*	1.34	%*	1.52	%*	104%
(0.68)	7.72	35.92	1,782,541	1.29		1.39		1.24		1.34		2.91		397
(2.74)	6.19	(51.10)	1,011,097	1.60		1.69		1.24		1.33		2.49		979
(0.99)	18.17	33.35	2,493,012	1.25		1.29		1.24		1.28		4.04		697
(0.51)	14.50	7.95	1,987,771	1.24		1.25		1.24		1.25		2.49		603
(2.71)	13.93	1.74	2,430,814	1.24		1.24		1.24		1.24		3.73		292

(0.39)	7.97	10.36	95,104	2.01	*	2.11	*	1.99	*	2.09	*	0.78	*	104
(0.62)	7.60	34.76	102,718	2.04		2.14		1.99		2.09		2.32		397
(2.64)	6.11	(51.50)	84,196	2.35		2.44		1.99		2.08		1.75		979
(0.87)	18.01	32.48	245,252	2.00		2.04		1.99		2.03		3.32		697
(0.40)	14.37	7.11	228,623	1.99		2.00		1.99		2.00		1.70		603
(2.62)	13.81	0.93	302,114	1.99		1.99		1.99		1.99		3.02		292

(0.39)	7.96	10.40	801,608	2.01	*	2.11	*	1.99	*	2.09	*	0.78	*	104
(0.63)	7.59	34.89	751,143	2.04		2.14		1.99		2.09		2.17		397
(2.65)	6.10	(51.47)	429,408	2.35		2.44		1.99		2.08		1.73		979
(0.87)	17.98	32.45	1,143,836	2.00		2.04		1.99		2.03		3.33		697
(0.40)	14.35	7.11	1,053,975	1.99		2.00		1.99		2.00		1.69		603
(2.62)	13.79	0.94	1,452,885	1.99		1.99		1.99		1.99		2.97		292

(0.42)	8.07	10.62	53	1.51	*	1.61	*	1.49	*	1.59	*	0.94	*	104
(0.20)	7.70	(0.42)	10	1.50	*	1.60	*	1.49	*	1.59	*	3.63	*	397

Semiannual Report	September 30, 2010	157

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Global Multi-Asset Fund
Class A
04/01/2010 - 09/30/2010+	$11.14	$0.16	$0.42	$0.58	$(0.14)	$0.00	$0.00
03/31/2010	9.30	0.22	2.22	2.44	(0.46)	(0.14)	0.00
10/29/2008 - 03/31/2009	10.00	0.17	(0.55)	(0.38)	(0.32)	0.00	0.00
Class C
04/01/2010 - 09/30/2010+	11.06	0.12	0.41	0.53	(0.10)	0.00	0.00
03/31/2010	9.28	0.15	2.20	2.35	(0.43)	(0.14)	0.00
10/29/2008 - 03/31/2009	10.00	0.08	(0.48)	(0.40)	(0.32)	0.00	0.00
Class R
04/01/2010 - 09/30/2010+	11.13	0.16	0.40	0.56	(0.14)	0.00	0.00
03/31/2010	9.30	0.22	2.20	2.42	(0.45)	(0.14)	0.00
10/29/2008 - 03/31/2009	10.00	0.07	(0.46)	(0.39)	(0.31)	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

158	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.14)	$11.58	5.24%	$677,913	1.13	%*	1.55	%*	1.13	%*	1.55	%*	2.85	%*	34%
(0.60)	11.14	26.30	548,302	1.29		1.55		1.29		1.55		2.05		217
(0.32)	9.30	(3.91)	41,693	1.12	*	1.81	*	1.12	*	1.81	*	4.38	*	83

(0.10)	11.49	4.86	453,742	1.88	*	2.30	*	1.88	*	2.30	*	2.13	*	34
(0.57)	11.06	25.40	332,605	2.04		2.30		2.04		2.30		1.37		217
(0.32)	9.28	(4.13)	16,972	1.87	*	2.55	*	1.87	*	2.55	*	1.99	*	83

(0.14)	11.55	5.05	4,093	1.38	*	1.80	*	1.38	*	1.80	*	2.96	*	34
(0.59)	11.13	26.05	1,085	1.53		1.80		1.53		1.80		2.03		217
(0.31)	9.30	(4.03)	151	1.37	*	1.97	*	1.37	*	1.97	*	1.80	*	83

Semiannual Report	September 30, 2010	159

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund	PIMCO Fundamental Advantage Total Return Strategy Fund	PIMCO Fundamental IndexPLUSTM TR Fund

Assets:
Investments, at value	$0	$8,913,047	$4,570,526	$338,430
Investments in Affiliates, at value	17,696,846	18,492	1,863,649	19,701
Repurchase agreements, at value	949	1,073	249,168	1,864
Cash	0	1	0	0
Deposits with counterparty	0	0	0	26
Foreign currency, at value	0	0	1,790	1,089
Receivable for investments sold	0	0	459,551	18,055
Receivable for investments in Affiliates sold	55,024	36,611	0	0
Receivable for Fund shares sold	78,540	140,234	2,956	555
Interest and dividends receivable	91	0	22,348	1,985
Dividends receivable from Affiliates	34,350	13,957	529	6
Variation margin receivable	0	0	11,248	2
Swap premiums paid	0	0	16,108	760
Unrealized appreciation on foreign currency contracts	0	0	11,845	740
Unrealized appreciation on swap agreements	0	0	212,177	16,085
Other assets	0	0	0	0
	17,865,800	9,123,415	7,421,895	399,298

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$257	$0
Payable for investments purchased	91	0	1,397,441	96,847
Payable for investments in Affiliates purchased	105,892	70,122	180,029	6
Payable for investments purchased on a delayed-delivery basis	0	0	0	0
Payable for short sales	0	0	0	5,373
Deposits from counterparty	0	0	199,106	16,341
Payable for Fund shares redeemed	60,734	27,105	64,561	93
Payable for line of credit	0	989,838	0	0
Overdraft due to custodian	0	0	370	15
Written options outstanding	0	0	10,212	905
Accrued related party fees	4,364	3,679	4,147	226
Variation margin payable	0	0	472	2
Swap premiums received	0	0	3,616	349
Unrealized depreciation on foreign currency contracts	0	0	9,532	1,717
Unrealized depreciation on swap agreements	0	0	41,065	306
Other liabilities	0	0	0	0
	171,081	1,090,744	1,910,808	122,180

Net Assets	$17,694,719	$8,032,671	$5,511,087	$277,118

Net Assets Consist of:
Paid in capital	$18,269,392	$7,709,652	$5,531,423	$265,405
Undistributed (overdistributed) net investment income	47,706	16,733	11,964	25,256
Accumulated undistributed net realized (loss)	(1,996,359)	(52,186)	(229,526)	(34,332)
Net unrealized appreciation (depreciation)	1,373,980	358,472	197,226	20,789
	$17,694,719	$8,032,671	$5,511,087	$277,118

Net Assets:
Class A	$1,495,471	$1,727,691	$73,227	$26,402
Class B	110,470	NA	NA	NA
Class C	1,285,481	1,119,256	19,480	8,166
Class R	22,236	NA	NA	NA
Other Classes	14,781,061	5,185,724	5,418,380	242,550

Shares Issued and Outstanding:
Class A	120,656	155,747	15,554	4,806
Class B	8,974	NA	NA	NA
Class C	104,746	101,677	4,108	1,529
Class R	1,800	NA	NA	NA

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$12.39	$11.09	$4.71	$5.49
Class B	12.31	NA	NA	NA
Class C	12.27	11.01	4.74	5.34
Class R	12.35	NA	NA	NA

Cost of Investments Owned	$0	$8,554,575	$4,459,490	$332,888
Cost of Investments in Affiliates Owned	$16,322,866	$18,492	$1,863,384	$19,701
Cost of Repurchase Agreements Owned	$949	$1,073	$249,168	$1,864
Cost of Foreign Currency Held	$0	$0	$1,795	$1,089
Proceeds Received on Short Sales	$0	$0	$0	$5,371
Premiums Received on Written Options	$0	$0	$13,234	$838

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

160	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	PIMCO RealEstate- RealReturn Strategy Fund	PIMCO Small Cap StocksPLUS® TR Fund	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Total Return Fund	PIMCO StocksPLUS® TR Short Strategy Fund

$138,453	$318,057	$569,299	$174,566	$750,218	$226,706	$1,516,770
46,128	17,085	25,984	31,861	202,323	73,694	627,534
843	960	1,214	2,389	14,557	3,507	213,861
0	0	311	700	15	1	4,171
100	3	0	30	1,894	48	0
376	88	286	318	958	169	173
27,220	110,429	21,789	7,302	35,116	20,948	126,801
0	0	0	0	0	0	0
361	446	937	1,237	3,528	738	8,649
851	1,992	3,128	946	2,825	1,248	8,119
12	9	13	4	52	16	175
1	0	0	0	4	3	7,217
389	929	160	626	1,291	522	4,551
593	2,150	341	651	1,962	552	4,678
22,404	29,545	22,201	9,946	10,339	4,479	3,259
0	0	0	0	7	0	0
237,731	481,693	645,663	230,576	1,025,089	332,631	2,525,958

$0	$0	$0	$0	$0	$0	$36,954
56,614	124,185	47,137	56,970	19,104	86,980	469,468
12	9	12	704	52	17	3,375
0	0	109,996	0	0	0	0
0	51,767	0	2,149	23,635	4,298	0
22,342	39,273	26,552	9,201	19,482	5,440	8,161
1,000	1,754	4,402	90	605	112	4,123
0	0	0	0	0	0	0
0	74	0	0	0	0	0
306	859	1,195	435	1,890	356	3,032
77	204	339	90	436	154	1,303
10	10	3	14	2,395	460	114
224	214	208	192	1,708	138	1,643
416	13,498	1,618	1,228	3,340	474	4,010
9,002	10,965	1,667	25	918	70	80
0	0	0	0	0	2	1
90,003	242,812	193,129	71,098	73,565	98,501	532,264

$147,728	$238,881	$452,534	$159,478	$951,524	$234,130	$1,993,694

$128,848	$211,974	$457,786	$326,047	$1,257,525	$333,314	$2,131,426
4,374	34,338	36,746	(3,532)	25,931	(876)	5,265
(3,731)	(17,397)	(71,789)	(179,264)	(366,364)	(111,103)	(129,830)
18,237	9,966	29,791	16,227	34,432	12,795	(13,167)
$147,728	$238,881	$452,534	$159,478	$951,524	$234,130	$1,993,694

$1,749	$18,370	$42,078	$28,678	$59,417	$44,661	$287,346
NA	2,723	3,294	NA	5,943	5,079	NA
478	6,827	17,763	5,459	40,074	9,493	43,876
NA	NA	NA	NA	2,248	NA	NA
145,501	210,961	389,399	125,341	843,842	174,897	1,662,472

271	2,104	9,675	3,896	7,890	6,074	60,354
NA	322	794	NA	819	713	NA
76	807	4,277	766	5,455	1,330	9,366
NA	NA	NA	NA	294	NA	NA

$6.44	$8.73	$4.35	$7.36	$7.53	$7.35	$4.76
NA	8.46	4.15	NA	7.26	7.13	NA
6.33	8.46	4.15	7.13	7.35	7.14	4.68
NA	NA	NA	NA	7.66	NA	NA

$134,192	$315,272	$558,601	$168,364	$745,600	$223,273	$1,473,795
$46,127	$17,085	$25,984	$31,862	$202,315	$73,685	$627,419
$843	$960	$1,214	$2,389	$14,557	$3,507	$213,861
$364	$88	$283	$319	$944	$169	$174
$0	$51,738	$0	$2,148	$23,600	$4,297	$0
$407	$504	$1,006	$632	$1,309	$618	$4,621

Semiannual Report	September 30, 2010	161

Consolidated Statements of Assets and Liabilities	(Unaudited) September 30, 2010

(Amounts in thousands, except per share amounts)	PIMCO Commodities- PLUSTM Short Strategy Fund	PIMCO Commodities- PLUSTM Strategy Fund	PIMCO Commodity- RealReturn Strategy Fund®	PIMCO Global Multi-Asset Fund

Assets:
Investments, at value	$3,246	$343,793	$21,443,450	$1,075,982
Investments in Affiliates, at value	1,200	58,009	179	1,568,460
Repurchase agreements, at value	251	68,416	2,176,268	41,002
Cash	82	14,709	8,495	314
Deposits with counterparty	0	138	3	24
Foreign currency, at value	0	74	10,823	19
Receivable for investments sold	8	15,160	17,345	61
Receivable for investments sold on a delayed-delivery basis	0	0	58,944	0
Receivable for Fund shares sold	20	44	97,351	10,892
Interest and dividends receivable	6	1,430	95,339	4,717
Dividends receivable from Affiliates	0	17	11	2,446
Variation margin receivable	0	136	40	1
Swap premiums paid	0	0	5,769	3,679
Unrealized appreciation on foreign currency contracts	0	111	14,685	17,557
Unrealized appreciation on swap agreements	0	13,187	117,864	6,147
Other assets	0	2	26	0
	4,813	515,226	24,046,592	2,731,301

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$1,142,747	$946
Payable for investments purchased	0	410	441,025	2,563
Payable for investments in Affiliates purchased	0	14,717	11	2,396
Payable for investments purchased on a delayed-delivery basis	0	0	2,643,370	25,974
Deposits from counterparty	0	20,612	1,069,361	15,391
Payable for Fund shares redeemed	0	0	25,899	4,094
Written options outstanding	3	2,126	81,375	4,776
Accrued related party fees	3	288	13,055	1,680
Variation margin payable	0	11	447	626
Swap premiums received	3	113	6,030	4,692
Unrealized depreciation on foreign currency contracts	0	785	29,384	27,603
Unrealized depreciation on swap agreements	23	3,860	6,512	1,948
	32	42,922	5,459,216	92,689

Net Assets	$4,781	$472,304	$18,587,376	$2,638,612

Net Assets Consist of:
Paid in capital	$5,040	$412,519	$16,723,090	$2,455,969
Undistributed (overdistributed) net investment income	(4)	703	591,573	(3,882)
Accumulated undistributed net realized gain (loss)	(249)	45,123	698,298	39,851
Net unrealized appreciation (depreciation)	(6)	13,959	574,415	146,674
	$4,781	$472,304	$18,587,376	$2,638,612

Net Assets:
Class A	$10	$86	$1,982,136	$677,913
Class B	NA	NA	95,104	NA
Class C	10	51	801,608	453,742
Class R	NA	11	53	4,093
Other Classes	4,761	472,156	15,708,475	1,502,864

Shares Issued and Outstanding:
Class A	1	8	244,580	58,521
Class B	NA	NA	11,928	NA
Class C	1	5	100,710	39,491
Class R	NA	1	7	354

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$9.48	$11.23	$8.10	$11.58
Class B	NA	NA	7.97	NA
Class C	9.48	11.21	7.96	11.49
Class R	NA	11.23	8.07	11.55

Cost of Investments Owned	$3,234	$339,790	$20,955,700	$1,019,601
Cost of Investments in Affiliates Owned	$1,200	$58,010	$179	$1,486,480
Cost of Repurchase Agreements Owned	$251	$68,416	$2,176,268	$41,002
Cost of Foreign Currency Held	$0	$71	$10,442	$18
Premiums Received on Written Options	$3	$2,797	$58,900	$13,186

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

162	PIMCO Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund	PIMCO Fundamental Advantage Total Return Strategy Fund	PIMCO Fundamental IndexPLUSTM TR Fund	PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

Investment Income:
Interest	$0	$0	$40,698	$4,424	$1,458
Dividends	91	0	1,034	149	22
Dividends from Affiliate investments	415,995	143,961	2,074	73	64
Miscellaneous income	0	0	1	0	0
Total Income	416,086	143,961	43,807	4,646	1,544

Expenses:
Investment advisory fees	14,221	5,501	13,623	730	237
Supervisory and administrative fees	9,578	6,027	5,517	467	159
Distribution fees - Class B	459	0	0	0	0
Distribution fees - Class C	4,286	2,940	47	27	2
Distribution fees - Class R	19	0	0	0	0
Servicing fees - Class A	1,641	1,539	48	25	5
Servicing fees - Class B	153	0	0	0	0
Servicing fees - Class C	1,429	980	16	9	1
Servicing fees - Class R	19	0	0	0	0
Distribution and/or servicing fees - Other Classes	231	0	0	0	0
Trustees’ fees	0	0	6	1	0
Interest expense	5	7,256	84	10	7
Miscellaneous expense	0	0	12	1	0
Total Expenses	32,041	24,243	19,353	1,270	411
Waiver and/or Reimbursement by Manager	(3,803)	(44)	0	0	0
Net Expenses	28,238	24,199	19,353	1,270	411

Net Investment Income	387,848	119,762	24,454	3,376	1,133

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	0	0	21,750	3,678	1,116
Net realized gain on Affiliate investments	435,011	64,014	247	23	20
Net realized gain (loss) on futures contracts, written options and swaps	0	0	55,783	(6,362)	(4,116)
Net realized gain on foreign currency transactions	0	0	197	423	79
Net change in unrealized appreciation on investments	0	0	92,455	6,513	3,219
Net change in unrealized appreciation (depreciation) on Affiliate investments	649,589	315,367	320	(1)	3
Net change in unrealized appreciation on futures contracts, written options and swaps	0	0	62,764	4,000	13,040
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	510	(1,163)	123
Net Gain	1,084,600	379,381	234,026	7,111	13,484

Net Increase in Net Assets Resulting from Operations	$1,472,448	$499,143	$258,480	$10,487	$14,617

Semiannual Report	September 30, 2010	163

Statements of Operations (Cont.)

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	PIMCO RealEstate- RealReturn Strategy Fund	PIMCO Small Cap StocksPLUS® TR Fund	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Total Return Fund	PIMCO StocksPLUS® TR Short Strategy Fund

Investment Income:
Interest, net of foreign taxes*	$4,544	$4,548	$3,119	$7,457	$3,387	$14,475
Dividends	148	11	8	375	109	440
Dividends from Affiliate investments	60	73	96	280	83	703
Miscellaneous income	1	0	0	0	0	0
Total Income	4,753	4,632	3,223	8,112	3,579	15,618

Expenses:
Investment advisory fees	570	1,005	546	1,026	425	3,097
Supervisory and administrative fees	495	613	336	1,121	348	2,251
Distribution fees - Class B	11	12	0	26	21	0
Distribution fees - Class C	21	53	12	101	34	127
Distribution fees - Class R	0	0	0	3	0	0
Servicing fees - Class A	19	45	18	74	51	276
Servicing fees - Class B	4	4	0	9	7	0
Servicing fees - Class C	7	18	4	50	11	42
Servicing fees - Class R	0	0	0	3	0	0
Distribution and/or servicing fees - Other Classes	0	0	0	3	0	0
Trustees’ fees	0	1	1	1	0	2
Interest expense	13	19	5	10	3	16
Miscellaneous expense	1	1	1	2	0	3
Total Expenses	1,141	1,771	923	2,429	900	5,814

Net Investment Income	3,612	2,861	2,300	5,683	2,679	9,804

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	6,194	18,687	7,590	(5,778)	3,636	9,024
Net realized gain on Affiliate investments	24	36	40	59	7	74
Net realized gain (loss) on futures contracts, written options and swaps	(13,432)	31,475	(15,838)	(2,353)	2,336	14,477
Net realized gain (loss) on foreign currency transactions	(1,712)	113	18	(602)	124	700
Net change in unrealized appreciation on investments	10,139	15,196	3,804	17,078	3,152	33,436
Net change in unrealized appreciation (depreciation) on Affiliate investments	(1)	0	0	1	7	131
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	16,706	3,804	(414)	2,087	(1,541)	(42,531)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(12,492)	(1,489)	(699)	(1,797)	(79)	114
Net Gain (Loss)	5,426	67,822	(5,499)	8,695	7,642	15,425

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,038	$70,683	$(3,199)	$14,378	$10,321	$25,229

* Foreign tax withholdings	$0	$0	$0	$0	$1	$0

164	PIMCO Funds	See Accompanying Notes

Consolidated Statements of Operations

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO Commodities- PLUSTM Short Strategy Fund	PIMCO Commodities- PLUSTM Strategy Fund	PIMCO Commodity- RealReturn Strategy Fund®	PIMCO Global Multi-Asset Fund

Investment Income:
Interest	$0	$1,777	$238,268	$7,387
Dividends	0	0	307	3,780
Dividends from Affiliate investments	1	132	331	34,684
Miscellaneous income	0	0	6	0
Total Income	1	1,909	238,912	45,851

Expenses:
Investment advisory fees	3	941	47,868	10,440
Supervisory and administrative fees	2	465	29,579	2,849
Distribution fees - Class B	0	0	355	0
Distribution fees - Class C	0	0	2,815	1,454
Distribution fees - Class R	0	0	0	3
Servicing fees - Class A	0	0	2,269	751
Servicing fees - Class B	0	0	118	0
Servicing fees - Class C	0	0	938	485
Servicing fees - Class R	0	0	0	3
Distribution and/or servicing fees - Other Classes	0	0	1,243	0
Trustees’ fees	0	0	32	4
Interest expense	0	5	1,863	11
Miscellaneous expense	0	0	63	59
Total Expenses	5	1,411	87,143	16,059
Waiver and/or Reimbursement by Manager	0	(205)	(8,328)	(4,843)
Net Expenses	5	1,206	78,815	11,216

Net Investment Income (Loss)	(4)	703	160,097	34,635

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	0	2,082	422,967	15,415
Net realized gain (loss) on Affiliate investments	0	78	(24)	(758)
Net realized gain (loss) on futures contracts, written options and swaps	(249)	43,038	1,039,767	18,852
Net realized gain (loss) on foreign currency transactions	0	(75)	28,893	7,685
Net change in unrealized appreciation on investments	12	4,006	186,450	19,816
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	(1)	(3)	32,501
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(18)	10,619	42,640	9,786
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(665)	(39,893)	(9,857)
Net Gain (Loss)	(255)	59,082	1,680,797	93,440

Net Increase (Decrease) in Net Assets Resulting from Operations	$(259)	$59,785	$1,840,894	$128,075

Semiannual Report	September 30, 2010	165

Statements of Changes in Net Assets

	PIMCO All Asset Fund		PIMCO All Asset All Authority Fund		PIMCO Fundamental Advantage Total Return Strategy Fund

(Amounts in thousands)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$387,848	$1,074,165	$119,762	$227,075	$24,454	$19,189
Net realized gain (loss)	0	0	0	0	77,730	99,123
Net realized gain (loss) on Affiliate investments	435,011	(510,408)	64,014	(10,945)	247	39
Net capital gain distributions received from Underlying Funds	0	64,575	0	24,937	0	0
Net change in unrealized appreciation	0	0	0	0	155,729	68,862
Net change in unrealized appreciation (depreciation) on Affiliate investments	649,589	2,612,670	315,367	177,036	320	(55)
Net increase resulting from operations	1,472,448	3,241,002	499,143	418,103	258,480	187,158

Distributions to Shareholders:
From net investment income
Class A	(30,190)	(79,724)	(23,458)	(53,407)	(1,560)	(1,188)
Class B	(2,143)	(9,785)	0	0	0	0
Class C	(22,485)	(65,694)	(12,484)	(30,218)	(436)	(315)
Class R	(381)	(441)	0	0	0	0
Other Classes	(344,800)	(880,212)	(74,057)	(138,551)	(148,003)	(275,944)
From net realized capital gains
Class A	0	0	0	0	0	(229)
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	(55)
Class R	0	0	0	0	0	0
Other Classes	0	0	0	0	0	(41,805)

Total Distributions	(399,999)	(1,035,856)	(109,999)	(222,176)	(149,999)	(319,536)

Fund Share Transactions:
Receipts for shares sold
Class A	343,395	426,496	899,949	600,343	68,579	19,459
Class B	5,024	19,017	0	0	0	0
Class C	225,252	234,136	519,967	351,892	19,521	4,966
Class R	14,074	9,632	0	0	0	0
Other Classes	2,688,186	3,970,950	2,752,839	2,055,625	2,374,051	2,978,008
Issued as reinvestment of distributions
Class A	24,465	63,402	19,608	42,487	1,368	1,305
Class B	1,692	7,822	0	0	0	0
Class C	16,331	48,011	8,542	20,635	279	317
Class R	379	439	0	0	0	0
Other Classes	313,006	784,255	58,064	108,155	147,377	317,282
Cost of shares redeemed
Class A	(158,812)	(460,101)	(178,173)	(357,229)	(12,220)	(6,195)
Class B	(45,206)	(49,751)	0	0	0	0
Class C	(92,829)	(216,722)	(46,992)	(72,448)	(5,514)	(550)
Class R	(3,618)	(2,194)	0	0	0	0
Other Classes	(1,760,666)	(3,261,782)	(438,562)	(384,055)	(558,875)	(35,807)
Net increase (decrease) resulting from Fund share transactions	1,570,673	1,573,610	3,595,242	2,365,405	2,034,566	3,278,785

Fund Redemption Fee	0	12	0	2	0	0

Total Increase (Decrease) in Net Assets	2,643,122	3,778,768	3,984,386	2,561,334	2,143,047	3,146,407

Net Assets:
Beginning of period	15,051,597	11,272,829	4,048,285	1,486,951	3,368,040	221,633
End of period*	$17,694,719	$15,051,597	$8,032,671	$4,048,285	$5,511,087	$3,368,040

*Including undistributed net investment income of:	$47,706	$59,857	$16,733	$6,970	$11,964	$137,509

166	PIMCO Funds	See Accompanying Notes

PIMCO Fundamental IndexPLUSTM TR Fund		PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)		PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		PIMCO RealEstateRealReturn Strategy Fund

Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

$3,376	$15,220	$1,133	$1,825	$3,612	$12,844	$2,861	$8,250
(2,261)	91,260	(2,921)	25,676	(8,950)	83,837	50,275	136,368
23	(4)	20	3	24	4	36	12
0	0	0	0	0	0	0	0
9,350	107,809	16,382	4,817	14,353	32,158	17,511	13,007
(1)	1	3	(3)	(1)	(1)	0	(1)
10,487	214,286	14,617	32,318	9,038	128,842	70,683	157,636

(3,331)	(4,634)	(110)	(1,144)	(1,135)	(1,996)	(5,976)	(4,854)
0	0	0	0	(194)	(651)	(508)	(507)
(957)	(2,255)	(13)	(237)	(403)	(716)	(2,438)	(1,626)
0	0	0	0	0	0	0	0
(30,713)	(90,317)	(3,377)	(15,139)	(15,269)	(35,343)	(59,076)	(16,638)

0	0	0	0	0	(305)	0	0
0	0	0	0	0	(111)	0	0
0	0	0	0	0	(116)	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	(5,659)	0	0

(35,001)	(97,206)	(3,500)	(16,520)	(17,001)	(44,897)	(67,998)	(23,625)

53,024	19,595	781	8,069	12,460	11,311	25,914	26,920
0	0	0	0	132	856	295	294
3,802	2,510	83	1,040	3,102	1,668	7,314	4,504
0	0	0	0	0	0	0	0
128,130	78,816	143,207	19,206	186,373	77,022	419,974	43,744

3,079	4,186	107	1,117	887	1,494	5,175	4,446
0	0	0	0	166	626	420	414
801	1,823	11	226	314	641	1,948	1,275
0	0	0	0	0	0	0	0
30,459	67,761	3,375	13,339	14,602	40,322	58,245	16,226

(42,538)	(16,838)	(5,534)	(2,305)	(5,573)	(8,791)	(22,352)	(12,352)
0	0	0	0	(975)	(1,691)	(798)	(1,223)
(2,212)	(1,528)	(325)	(481)	(1,252)	(1,227)	(2,550)	(2,810)
0	0	0	0	0	0	0	0
(107,826)	(576,214)	(84,888)	(14,942)	(193,303)	(208,100)	(215,481)	(215,920)
66,719	(419,889)	56,817	25,269	16,933	(85,869)	278,104	(134,482)

0	0	0	0	0	0	0	6

42,205	(302,809)	67,934	41,067	8,970	(1,924)	280,789	(465)

234,913	537,722	79,794	38,727	229,911	231,835	171,745	172,210
$277,118	$234,913	$147,728	$79,794	$238,881	$229,911	$452,534	$171,745

$25,256	$56,881	$4,374	$6,741	$34,338	$47,727	$36,746	$101,883

Semiannual Report	September 30, 2010	167

Statements of Changes in Net Assets  (Cont.)

	PIMCO Small Cap StocksPLUS® TR Fund		PIMCO StocksPLUS® Fund		PIMCO StocksPLUS® Total Return Fund		PIMCO StocksPLUS® TR Short Strategy Fund

(Amounts in thousands)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31,2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,300	$6,231	$5,683	$7,462	$2,679	$7,320	$9,804	$9,513
Net realized gain (loss)	(8,230)	116,483	(8,733)	118,637	6,096	69,163	24,201	(152,808)
Net realized gain on Affiliate investments	40	13	59	32	7	11	74	27
Net change in unrealized appreciation (depreciation)	2,691	(8,169)	17,368	73,480	1,532	25,129	(8,981)	10,933
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	(1)	1	6	7	1	131	(16)
Net increase (decrease) resulting from operations	(3,199)	114,557	14,378	199,617	10,321	101,624	25,229	(132,351)

Distributions to Shareholders:
From net investment income
Class A	(252)	(2,060)	(3,218)	(1,560)	(730)	(3,169)	(1,481)	(1,706)
Class B	0	0	(350)	(193)	(73)	(1,442)	0	0
Class C	(64)	(329)	(2,198)	(969)	(128)	(1,648)	(114)	(210)
Class R	0	0	(122)	(48)	0	0	0	0
Other Classes	(3,184)	(51,406)	(43,113)	(15,167)	(3,069)	(29,722)	(9,407)	(9,476)
From net realized capital gains
Class A	0	0	0	0	0	0	0	(8,863)
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	(1,330)
Class R	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	(30,004)

Total Distributions	(3,500)	(53,795)	(49,001)	(17,937)	(4,000)	(35,981)	(11,002)	(51,589)

Fund Share Transactions:
Receipts for shares sold
Class A	33,302	17,822	7,147	18,655	16,196	26,848	275,856	304,845
Class B	0	0	134	263	243	415	0	0
Class C	4,586	1,254	2,801	2,901	1,648	1,560	32,750	30,311
Class R	0	0	300	818	0	0	0	0
Other Classes	172,369	15,967	258,114	465,297	14,703	12,648	917,302	1,063,191
Issued as reinvestment of distributions
Class A	233	1,861	2,658	1,311	687	2,675	1,326	9,724
Class B	0	0	282	156	61	1,190	0	0
Class C	54	287	1,892	841	105	1,372	101	1,408
Class R	0	0	120	47	0	0	0	0
Other Classes	3,160	51,362	42,389	14,838	3,012	29,437	9,157	39,260
Cost of shares redeemed
Class A	(17,174)	(8,649)	(15,052)	(33,915)	(10,888)	(9,418)	(143,982)	(166,784)
Class B	0	0	(2,623)	(2,873)	(1,716)	(3,361)	0	0
Class C	(1,035)	(917)	(5,130)	(8,611)	(1,777)	(3,193)	(12,349)	(13,513)
Class R	0	0	(333)	(575)	0	0	0	0
Other Classes	(200,818)	(420,470)	(94,977)	(90,881)	(18,685)	(32,031)	(145,944)	(161,568)
Net increase (decrease) resulting from Fund share transactions	(5,323)	(341,483)	197,722	368,272	3,589	28,142	934,217	1,106,874

Fund Redemption Fee	0	0	0	2	0	0	0	1

Total Increase (Decrease) in Net Assets	(12,022)	(280,721)	163,099	549,954	9,910	93,785	948,444	922,935

Net Assets:
Beginning of period	171,500	452,221	788,425	238,471	224,220	130,435	1,045,250	122,315
End of period*	$159,478	$171,500	$951,524	$788,425	$234,130	$224,220	$1,993,694	$1,045,250

*Including undistributed (overdistributed) net investment income of:	$(3,532)	$(2,332)	$25,931	$69,249	$(876)	$445	$5,265	$6,463

168	PIMCO Funds	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO Commodities- PLUSTM Short Strategy Fund	PIMCO Commodities- PLUSTM Strategy Fund	PIMCO CommodityRealReturn Strategy Fund®		PIMCO Global Multi-Asset Fund

(Amounts in thousands)	Period from September 30, 2010 to September 30, 2010 (Unaudited)	Period from May 28, 2010 to September 30, 2010 (Unaudited)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$(4)	$703	$160,097	$411,150	$34,635	$24,960
Net realized gain (loss)	(249)	45,045	1,491,627	2,194,445	41,952	46,129
Net realized gain (loss) on Affiliate investments	0	78	(24)	0	(758)	13,317
Net capital gain distributions received from Underlying Funds	0	0	0	0	0	234
Net change in unrealized appreciation (depreciation)	(6)	13,960	189,197	755,747	19,745	38,174
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	(1)	(3)	4	32,501	53,284
Net increase (decrease) resulting from operations	(259)	59,785	1,840,894	3,361,346	128,075	176,098

Distributions to Shareholders:
From net investment income
Class A	0	0	(98,616)	(120,400)	(7,852)	(16,610)
Class B	0	0	(4,699)	(7,297)	0	0
Class C	0	0	(38,545)	(47,895)	(3,976)	(9,274)
Class R	0	0	(2)	0	(40)	(24)
Other Classes	0	0	(808,147)	(936,411)	(20,129)	(40,655)
From net realized capital gains
Class A	0	0	0	(19,988)	0	(4,581)
Class B	0	0	0	(1,384)	0	0
Class C	0	0	0	(8,963)	0	(2,670)
Class R	0	0	0	0	0	(6)
Other Classes	0	0	0	(159,530)	0	(10,925)

Total Distributions	0	0	(950,009)	(1,301,868)	(31,997)	(84,745)

Fund Share Transactions:
Receipts for shares sold
Class A	10	81	332,262	978,925	189,080	533,797
Class B	0	0	908	20,477	0	0
Class C	10	48	83,837	318,256	132,011	318,691
Class R	0	10	39	10	2,924	897
Other Classes	5,020	682,002	3,633,033	10,160,095	456,946	1,085,925
Issued as reinvestment of distributions
Class A	0	0	83,134	118,739	6,515	17,907
Class B	0	0	3,642	6,771	0	0
Class C	0	0	26,549	40,663	2,588	8,116
Class R	0	0	2	0	33	27
Other Classes	0	0	660,102	920,041	16,519	44,690
Cost of shares redeemed
Class A	0	0	(309,963)	(579,463)	(90,855)	(65,621)
Class B	0	0	(16,475)	(29,438)	0	0
Class C	0	0	(96,027)	(145,367)	(30,534)	(19,346)
Class R	0	0	(2)	0	(102)	(26)
Other Classes	0	(269,622)	(3,324,628)	(4,225,934)	(262,297)	(163,969)
Net increase resulting from Fund share transactions	5,040	412,519	1,076,413	7,583,775	422,828	1,761,088

Fund Redemption Fee	0	0	0	119	0	0

Total Increase in Net Assets	4,781	472,304	1,967,298	9,643,372	518,906	1,852,441

Net Assets:
Beginning of period	0	0	16,620,078	6,976,706	2,119,706	267,265
End of period*	$4,781	$472,304	$18,587,376	$16,620,078	$2,638,612	$2,119,706

*Including undistributed (overdistributed) net investment income of:	$(4)	$703	$591,573	$1,381,485	$(3,882)	$(6,520)

Semiannual Report	September 30, 2010	169

Statement of Cash Flows

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO All Asset All Authority Fund

Increase in Cash from:

Cash flows used for operating activities:

Net increase in net assets resulting from operations (excluding interest expense)	$506,399

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(6,340,201)
Proceeds from sales of long-term securities	2,287,309
Proceeds from sales of short-term portfolio investments, net	(11,322)
Increase in receivable for investments sold	(34,473)
Increase in interest and dividends receivable	(3,895)
Increase in payable for investments purchased	49,894
Increase in related party fees	1,616
Change in unrealized appreciation on Affiliate investments	(315,367)
Net realized gain on Affiliate investments	(64,014)
Net cash used for operating activities	(3,924,054)

Cash flows received from financing activities:
Proceeds from shares sold	4,050,705
Payment on shares redeemed	(645,581)
Cash dividend paid*	(23,785)
Net borrowing of line of credit	549,972
Interest expense paid	(7,256)
Net cash received from financing activities	3,924,055

Net Increase in Cash	1

Cash:
Beginning of period	0
End of period	$1

* Reinvestment of dividends	$86,214

170	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2010

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class A, B, C and R shares (the “Retail Classes”) of 15 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, P, Administrative and D Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements or line of credit, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flows from operating activities.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing

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Notes to Financial Statements (Cont.)

service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows;

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment fund will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to

172	PIMCO Funds

(Unaudited) September 30, 2010

extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances which daily market quotes are not readily available investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that uses significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including

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Notes to Financial Statements (Cont.)

government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2010 are disclosed in the Notes to the Schedules of Investments.

(g) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(h) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(i) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the

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right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(j) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase a Fund’s exposure to the underlying

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instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a

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stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2010 for which a Fund is the seller of protection are disclosed in the notes to the

Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff

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amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

6.  PRINCIPAL RISKS

In the normal course of business the Funds (or Underlying PIMCO Funds and/or Acquired Funds in the case of the PIMCO Funds of Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

PIMCO Fund of Funds  Because the PIMCO Fund of Funds invest substantially all of their respective assets in Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund), the risks associated with investing in the PIMCO Fund of Funds are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund). The ability of the PIMCO Fund of Funds to achieve their respective investment objectives will depend upon the ability of the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) will be achieved. The net asset value of a PIMCO Fund of Funds will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) in which it invests. The extent to which the investment performance and risks associated with the PIMCO Fund of Funds correlate to those of a particular Underlying PIMCO Fund (or Acquired Fund in the case of the PIMCO Global Multi-Asset Fund) will depend upon the extent to which the assets of the PIMCO Fund of Funds are allocated from time to time for investment in the Underlying PIMCO Fund (or Acquired Fund in the case of the PIMCO Global Multi-Asset Fund), which will vary.

Investing in the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund).

The investment performance depends upon how its assets are allocated and reallocated according to the PIMCO Fund of Fund’s asset allocation targets and ranges. A principal risk of investing in each PIMCO Fund of Funds is that the PIMCO Fund of Fund’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) that will provide consistent, quality performance for the PIMCO Fund of Funds, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund (or Acquired Fund in the case of the PIMCO Global Multi-Asset Fund) that performs poorly or underperforms other Underlying PIMCO Funds (or

Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) under various market conditions.

In the normal course of business the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  A Fund’s (or Underlying PIMCO Funds’ and/or Acquired Funds in the case of a PIMCO Fund of Funds) investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds), or, in the case of hedging positions, that the Fund’s (or Underlying PIMCO Funds’ and/or Acquired Funds in the case of a PIMCO Fund of Funds) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s (or Underlying PIMCO Funds’ and/or Acquired Funds in the case of a PIMCO Fund of Funds) investments in foreign currency denominated securities may reduce the returns of the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds).

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s (or Underlying PIMCO Funds’ and/or Acquired Funds in the case of a PIMCO Fund of Funds) investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked

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derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds). A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) subsequently falls, the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds).

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

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Where relevant the Funds have filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, Funds that had exposure to Lehman Brothers Special Financing Inc., have entered into a settlement agreement and those Funds that owed money to Lehman Brothers Special Financing Inc. have paid such amounts pursuant to the terms of the settlement agreement.

7.  BASIS FOR CONSOLIDATION FOR THE PIMCO COMMODITIESPLUSTM SHORT STRATEGY FUND

The PIMCO Cayman Commodity Fund IV Ltd. (the “CPSS Subsidiary”), a Cayman Islands exempted company, was incorporated on April 14, 2010 as a wholly owned subsidiary acting as an investment vehicle for the PIMCO CommoditiesPLUSTM Short Strategy Fund (the “CPSS Fund”) in order to effect certain investments for the CPSS Fund consistent with the CPSS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CPSS Fund and the CPSS Subsidiary on May 7, 2010, comprising the entire issued share capital of the CPSS Subsidiary with the intent that the CPSS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the CPSS Subsidiary, shares issued by the CPSS Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the CPSS Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the CPSS Subsidiary. As of September 30, 2010, net assets of the CPSS Fund were approximately $5 million, of which approximately $428,000, or approximately 9.0%, represented the CPSS Fund’s ownership of all issued shares and voting rights of the CPSS Subsidiary.

8.  BASIS FOR CONSOLIDATION FOR THE PIMCO COMMODITIESPLUSTM STRATEGY FUND®

The PIMCO Cayman Commodity Fund III Ltd. (the “CPS Subsidiary”), a Cayman Islands exempted company, was incorporated on April 14, 2010 as a wholly owned subsidiary acting as an investment vehicle for the PIMCO CommoditiesPLUSTM Strategy Fund (the “CPS Fund”) in order to effect certain investments for the CPS Fund consistent with the CPS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CPS Fund and the CPS Subsidiary on May 7, 2010, comprising the entire issued share capital of the CPS Subsidiary with the intent that the CPS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the CPS Subsidiary, shares issued by the CPS Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the CPS Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the CPS Subsidiary. As of September 30, 2010, net assets of the CPS Fund were approximately $472 million, of which approximately $116 million, or approximately 24.5%, represented the CPS Fund’s ownership of all issued shares and voting rights of the CPS Subsidiary.

9.  BASIS FOR CONSOLIDATION FOR THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “CRRS Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the PIMCO CommodityRealReturn Strategy Fund®(the “CRRS Fund”) in order to effect certain investments for the CRRS Fund consistent with the CRRS

Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the CRRS Subsidiary on August 1, 2006, comprising the entire issued share capital of the CRRS Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the CRRS Subsidiary, shares issued by the CRRS Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the CRRS Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the CRRS Subsidiary. As of September 30, 2010, net assets of the CRRS Fund were approximately $19 billion, of which approximately $3 billion, or approximately 17.3%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the CRRS Subsidiary.

10.  BASIS FOR CONSOLIDATION FOR THE PIMCO GLOBAL MULTI-ASSET FUND®

The PIMCO Cayman Commodity Fund II Ltd. (the “GMA Subsidiary”), a Cayman Islands exempted company, was incorporated on November 21, 2008 as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Global Multi-Asset Fund (the “GMA Fund”) in order to effect certain investments for the GMA Fund consistent with the GMA Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the GMA Fund and the GMA Subsidiary on December 10, 2008, comprising the entire issued share capital of the GMA Subsidiary with the intent that the GMA Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the GMA Subsidiary, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. As of September 30, 2010, net assets of the GMA Fund were approximately $3 billion, of which approximately $39 million, or approximately 1.5%, represented the GMA Fund’s ownership of all issued shares and voting rights of the GMA Subsidiary.

11.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Fundamental Advantage Total Return Strategy and PIMCO Fundamental IndexPLUSTM TR Funds. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175%, 0.20%, 0.12% and 0.12%, respectively, based on average daily net assets.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The

180	PIMCO Funds

(Unaudited) September 30, 2010

Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D(1)	Class P	Class R
PIMCO All Asset Fund	0.175%	(2)	0.05%	0.05%	0.40%	0.45%	0.15%	0.45%
PIMCO All Asset All Authority Fund	0.20%	(3)	0.05%	N/A	0.40%	0.45%	0.15%	N/A
PIMCO Fundamental Advantage Total Return Strategy Fund	0.64%		0.25%	N/A	0.40%	0.65%	0.35%	N/A
PIMCO Fundamental IndexPLUSTM TR Fund	0.54%		0.25%	0.25%	0.40%	0.65%	0.35%	N/A
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	0.39%		0.25%	0.25%	0.40%	0.65%	0.35%	N/A
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.45%		0.30%	N/A	0.45%	0.70%	N/A	N/A
PIMCO RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.45%	0.65%	0.35%	N/A
PIMCO Small Cap StocksPLUS® TR Fund	0.44%		0.25%	N/A	0.40%	0.65%	0.35%	N/A
PIMCO StocksPLUS® Fund	0.25%		0.25%	0.25%	0.40%	0.65%	0.35%	0.40%
PIMCO StocksPLUS® Total Return Fund	0.39%		0.25%	N/A	0.40%	0.65%	0.35%	N/A
PIMCO StocksPLUS® TR Short Strategy Fund	0.44%	(5)	0.25%	N/A	0.40%	0.65%	0.35%	N/A
PIMCO CommoditiesPLUSTM Short Strategy Fund	0.54%		0.25%	N/A	0.50%	0.75%	0.35%	N/A
PIMCO CommoditiesPLUSTM Strategy Fund	0.49%		0.25%	N/A	0.50%	0.75%	0.35%	0.50%
PIMCO CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.75%	0.35%	0.50%
PIMCO Global Multi-Asset Fund(4)	0.90%		0.05%	N/A	0.40%	0.65%	0.15%	0.40%

(1)	As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.
(2)	PIMCO has contractually agreed, through July 31, 2011, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(3)

PIMCO has contractually agreed, through July 31, 2011, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4)	PIMCO has contractually agreed, through July 31, 2011, to waive, first, the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Investment Advisory Fee and Supervisory and Administrative Fee are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place.
(5)	Effective October 1, 2010, the Fund’s Investment Advisory Fee was reduced by 0.05% to 0.39% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2010.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Semiannual Report	September 30, 2010	181

Notes to Financial Statements (Cont.)

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%

Class B
All Funds	0.75%	0.25%

Class C
PIMCO StocksPLUS® Fund	0.50%	0.25%
All other Funds	0.75%	0.25%

Class R
All Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2010, AGID received $13,356,081 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Fund Expenses The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO CommoditiesPLUSTM Short Strategy, PIMCO CommoditiesPLUSTM Strategy and PIMCO Global Multi-Asset Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of the each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class P	Class R
PIMCO CommoditiesPLUSTM Short Strategy Fund	0.79%	—	1.29%	2.04%	1.29%	0.89%	—
PIMCO CommoditiesPLUSTM Strategy Fund	0.74%	—	1.24%	1.98%	1.24%	0.84%	1.49%
PIMCO Global Multi-Asset Fund	0.52%	—	1.12%	1.87%	1.12%	0.62%	1.37%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2010, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Global Multi-Asset Fund	$3

Each unaffiliated Trustee receives an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) do not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses) The Underlying PIMCO Fund expenses for the PIMCO All Asset Fund (the “AA Fund”), PIMCO All Asset All Authority Fund (the “AAAA Fund”) and the PIMCO Global Multi-Asset Fund (the “GMA Fund”) are based upon an allocation of the AA, AAAA and GMA Funds’ assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the AA, AAAA and GMA Funds’ assets.

PIMCO has contractually agreed, through July 31, 2011, to reduce the AA Fund’s Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO

182	PIMCO Funds

(Unaudited) September 30, 2010

Funds. PIMCO has contractually agreed, through July 31, 2011, to reduce the AAAA Fund’s Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO has contractually agreed, through July 31, 2011 to waive, first, the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the GMA Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the GMA Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Investment Advisory Fee and Supervisory and Administrative Fee are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waivers are reflected in the Statement of Operations/Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by Manager. For the period ended September 30, 2010, the amounts were $3,803,422, $43,587 and $4,718,300 respectively, for the AA, AAAA and GMA Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

The CPSS Subsidiary has entered into a separate contract with PIMCO for the management of the CPSS Subsidiary’s portfolio pursuant to which the CPSS Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the CPSS Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the CPSS Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CPSS Subsidiary is in place. The waiver is reflected in the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by Manager. For the period ended September 30, 2010, the amount was $435.

The CPS Subsidiary has entered into a separate contract with PIMCO for the management of the CPS Subsidiary’s portfolio pursuant to which the CPS Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the CPS Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the CPS Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CPS Subsidiary is in place. The waiver is reflected in the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by Manager. For the period ended September 30, 2010, the amount was $204,745.

The CRRS Subsidiary has entered into a separate contract with PIMCO for the management of the CRRS Subsidiary’s portfolio pursuant to which the CRRS Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the CRRS Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the CRRS Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CRRS Subsidiary is in place. The waiver is reflected in the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by Manager. For the period ended September 30, 2010, the amount was $8,328,496.

The GMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMA Subsidiary’s portfolio pursuant to which the GMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the GMA Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected in the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by Manager. For the period ended September 30, 2010, the amount was $124,603.

12.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 11 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2010, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Fundamental Advantage Total Return Strategy Fund	$44,090	$0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	2,881	3,604
PIMCO RealEstateRealReturn Strategy Fund	538	0
PIMCO Small Cap StocksPLUS® TR Fund	3,968	26,640
PIMCO StocksPLUS® Fund	87,686	0
PIMCO StocksPLUS® Total Return Fund	2,744	0
PIMCO StocksPLUS® TR Short Strategy Fund	20,052	5,036
PIMCO CommoditiesPLUSTM Strategy Fund	6,800	7,563
PIMCO CommodityRealReturn Strategy Fund®	17,374	2,091
PIMCO Global Multi-Asset Fund	0	18,135

Semiannual Report	September 30, 2010	183

Notes to Financial Statements (Cont.)

The PIMCO All Asset and PIMCO All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying PIMCO Funds”). The PIMCO Global Multi-Asset Fund may invest assets in Institutional Class shares of the Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with the PIMCO All Asset, PIMCO All Asset All Authority and PIMCO Global Multi-Asset Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2010 (amounts in thousands):

PIMCO All Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain(Loss)
PIMCO Convertible Fund	$393,320	$269,196	$41,476	$154,627	$632,562	$23,263	$215
PIMCO Developing Local Markets Fund	464,701	578,809	485,264	41,717	601,553	6,861	9,696
PIMCO Diversified Income Fund	507,297	147,574	77,984	39,197	610,549	15,827	341
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	275,483	619,768	0	176,656	1,053,345	4,768	0
PIMCO Emerging Local Bond Fund	292,371	378,323	361,711	49,437	353,971	13,624	24,355
PIMCO Emerging Markets Bond Fund	227,567	4,279	134,564	29,645	110,009	4,279	14,572
PIMCO EqS Pathfinder FundTM	0	200,000	0	2,964	202,964	0	0
PIMCO Floating Income Fund	143,967	782,852	0	37,820	934,736	6,562	0
PIMCO Foreign Bond Fund (Unhedged)	8,116	102	0	1,017	9,201	102	0
PIMCO Fundamental Advantage Total Return Strategy Fund	2,275,158	1,344,849	220,185	(49,451)	3,475,601	99,097	(25,308)
PIMCO Fundamental IndexPLUSTM Fund	15,992	1,138	0	(6,474)	15,936	1,138	0
PIMCO Fundamental IndexPLUSTM TR Fund	116,393	11,817	41,644	12,762	77,719	11,817	(1,413)
PIMCO Global Advantage Strategy Bond Fund	357,015	22,138	8,496	29,167	392,635	4,648	(102)
PIMCO Global Bond Fund (Unhedged)	0	0	0	0	0	0	0
PIMCO High Yield Fund	106,523	283,852	0	43,063	403,991	9,576	0
PIMCO High Yield Spectrum Fund	0	75,091	0	599	75,691	91	0
PIMCO Income Fund	264,689	966,887	0	76,628	1,299,720	19,708	0
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	47,558	70,680	68,336	7,857	55,706	1,833	(21,160)
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	126,510	70,388	127,120	269	66,495	7,921	(20,072)
PIMCO Investment Grade Corporate Bond Fund	1,257,988	90,859	398,174	175,004	1,006,367	27,739	40,693
PIMCO Long Duration Total Return Fund	472,662	67,725	553,462	1,085	5,360	4,643	38,662
PIMCO Long-Term Credit Fund	1,016,591	71,819	111,953	150,197	1,070,052	29,438	1,951
PIMCO Long-Term U.S. Government Fund	516,173	123,761	661,388	2,178	14,121	3,744	13,542
PIMCO Low Duration Fund	373,364	432,782	345,690	13,675	465,252	2,564	5,322
PIMCO Real Return Asset Fund	3,060,678	194,175	2,441,399	192,934	1,053,270	29,938	221,905
PIMCO Real Return Fund	837,746	36,905	671,606	25,723	231,156	5,751	41,439
PIMCO RealEstateRealReturn Strategy Fund	48,758	264,871	135,211	21,825	178,848	32,267	(4,161)
PIMCO Short-Term Floating NAV Portfolio	0	625,519	609,950	0	15,574	19	5
PIMCO Short-Term Fund	212,543	1,108,591	887,026	2,611	436,121	1,367	508
PIMCO Small Cap StocksPLUS® TR Fund	108,744	807	96,193	3,097	10,724	807	12,763
PIMCO StocksPLUS® Fund	11,822	638	0	(2,817)	11,799	638	0
PIMCO StocksPLUS® Total Return Fund	51,913	978	0	(16,453)	54,533	978	0
PIMCO Total Return Fund	930,438	210,347	1,049,489	3,313	104,181	5,951	44,312
PIMCO Unconstrained Bond Fund	0	2,022,817	44,293	32,188	2,010,613	12,975	(100)
PIMCO CommoditiesPLUSTM Strategy Fund	0	478,567	199,416	36,633	321,507	0	5,724
PIMCO CommodityRealReturn Strategy Fund®	415,411	252,550	364,668	85,287	334,984	26,152	31,322
Totals	$14,937,491	$11,811,454	$10,136,698	$1,373,980	$17,696,846	$416,086	$435,011

184	PIMCO Funds

(Unaudited) September 30, 2010

PIMCO All Asset All Authority Fund
Underlying PIMCO Funds	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain(Loss)
PIMCO Convertible Fund	$32,160	$188,663	$0	$16,138	$224,962	$6,454	$0
PIMCO Developing Local Markets Fund	117,379	340,476	58,432	27,993	424,823	2,695	(51)
PIMCO Diversified Income Fund	33,477	75,811	0	5,868	114,530	1,795	0
PIMCO EM Fundamental Index PLUSTM TR Strategy Fund	45,158	149,022	0	38,790	229,922	1,022	0
PIMCO Emerging Local Bond Fund	88,071	160,487	45,889	23,426	220,388	4,306	1,114
PIMCO Emerging Markets Bond Fund	59,236	38,852	52,433	13,093	50,479	1,394	2,666
PIMCO EqS Pathfinder FundTM	0	32,000	0	750	32,749	0	0
PIMCO Floating Income Fund	34,423	279,876	26,138	5,310	291,538	1,543	4,546
PIMCO Foreign Bond Fund (Unhedged)	10,119	127	0	1,052	11,471	127	0
PIMCO Fundamental Advantage Total Return Strategy Fund	686,334	731,469	34,131	(33,327)	1,405,871	35,189	(4,289)
PIMCO Fundamental Index PLUSTM Fund	1,060	75	0	(506)	1,056	75	0
PIMCO Fundamental Index PLUSTM TR Fund	14,365	1,793	0	1,266	15,076	1,793	0
PIMCO Global Advantage Strategy Bond Fund	86,581	5,522	4,761	5,561	92,514	1,100	(230)
PIMCO High Yield Fund	54,159	208,867	15,676	17,685	253,000	4,042	4,456
PIMCO Income Fund	53,997	339,264	0	19,004	410,888	5,013	0
PIMCO International Stocks PLUS® TR Strategy Fund (Unhedged)	0	69,632	8,000	5,836	67,437	946	(31)
PIMCO International Stocks PLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	50,462	21,513	11,477	30,855	1,507	428
PIMCO Investment Grade Corporate Bond Fund	286,454	121,174	91,482	46,554	330,577	7,169	7,943
PIMCO Long Duration Total Return Fund	135,543	114,099	205,794	6,374	54,654	2,244	8,978
PIMCO Long-Term Credit Fund	249,898	67,054	41,871	35,772	301,235	8,074	542
PIMCO Long-Term U.S. Government Fund	139,196	79,353	224,104	1,033	6,692	1,275	5,649
PIMCO Low Duration Fund	46,170	271,852	90,809	1,469	228,274	546	224
PIMCO Real Return Asset Fund	621,102	101,078	310,199	79,234	476,560	7,827	20,192
PIMCO Real Return Fund	200,675	33,828	170,015	7,868	72,151	1,632	7,328
PIMCO RealEstateRealReturn Strategy Fund	16,111	116,973	54,021	6,518	83,538	12,197	1,240
PIMCO Short-Term Floating NAV Portfolio	0	860,764	842,300	0	18,492	64	29
PIMCO Short-Term Fund	1	25,030	0	76	25,106	30	0
PIMCO Small Cap StocksPLUS® TR Fund	5,868	157,392	86,320	4,548	70,334	1,722	(10,051)
PIMCO StocksPLUS® Fund	1,259	68	0	(422)	1,257	68	0
PIMCO StocksPLUS® Total Return Fund	2,111	40	0	(697)	2,218	40	0
PIMCO StocksPLUS® TR Short Strategy Fund	662,584	685,993	5,178	(83,906)	1,356,485	7,545	(1,048)
PIMCO Total Return Fund	694,680	830,036	570,748	55,956	993,747	12,661	8,366
PIMCO Unconstrained Bond Fund	0	791,324	14,452	11,016	787,837	4,408	(51)
PIMCO CommoditiesPLUSTM Strategy Fund	0	183,472	63,150	14,335	135,919	0	1,263
PIMCO CommodityRealReturn Strategy Fund®	102,630	89,037	92,193	23,328	108,904	7,458	4,801
Totals	$4,480,801	$7,200,965	$3,129,609	$358,472	$8,931,539	$143,961	$64,014

Semiannual Report	September 30, 2010	185

Notes to Financial Statements (Cont.)

PIMCO Global Multi-Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain(Loss)
PIMCO 3-7 Year U.S. Treasury Index Fund	$31,374	$0	$0	$1,877	$33,379	$334	$0
PIMCO Emerging Local Bond Fund	145,342	19,683	0	16,388	175,619	4,323	0
PIMCO Emerging Markets and Infrastructure Bond Fund	121,581	28,386	0	8,288	155,089	3,226	0
PIMCO EqS Pathfinder FundTM	0	222,000	0	1,904	223,904	0	0
PIMCO Global Advantage Strategy Bond Fund	173,068	61,006	0	12,215	247,691	2,666	0
PIMCO Global Bond Fund (Unhedged)	101,478	11,103	65,620	7,912	52,017	833	(1,628)
PIMCO Short-Term Floating NAV Portfolio	167,961	407,729	537,900	(1)	37,821	129	93
PIMCO StocksPLUS® Fund	362,814	87,445	40,160	20,644	394,220	20,255	552
PIMCO Total Return Fund	133,758	38,939	21,570	11,092	158,760	2,349	225
PIMCO Unconstrained Bond Fund	0	88,299	0	1,661	89,960	569	0
Totals	$1,237,376	$964,590	$665,250	$81,980	$1,568,460	$34,684	$(758)

Each Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended September 30, 2010 (amounts in thousands):

Fund Name	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain(Loss)
PIMCO Fundamental Advantage Total Return Strategy Fund	$880,208	$1,897,974	$915,100	$65	$1,863,649	$2,074	$247
PIMCO Fundamental IndexPLUSTM TR Fund	45,005	263,973	289,300	0	19,701	73	23
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	22,540	105,164	81,600	1	46,128	64	20
PIMCO International StocksPLUS®TR Strategy Fund (U.S. Dollar-Hedged)	25,002	293,060	301,000	0	17,085	60	24
PIMCO RealEstateRealReturn Strategy Fund	14,775	668,773	657,600	0	25,984	73	36
PIMCO Small Cap StocksPLUS® TR Fund	50,324	173,096	191,600	(1)	31,861	96	40
PIMCO StocksPLUS® Fund	210,682	377,480	385,900	8	202,323	280	59
PIMCO StocksPLUS® Total Return Fund	66,996	106,383	99,700	9	73,694	83	7
PIMCO StocksPLUS® TR Short Strategy Fund	274,725	676,003	323,400	115	627,534	703	74
PIMCO CommoditiesPLUSTM Short Strategy Fund	0	1,501	300	0	1,200	1	0
PIMCO CommoditiesPLUSTM Strategy Fund	0	272,532	214,600	(1)	58,009	132	78
PIMCO CommodityRealReturn Strategy Fund®	1,031,375	4,491,331	5,522,500	0	179	331	(24)

13.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

14.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

186	PIMCO Funds

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2010, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO All Asset Fund	$0	$0	$11,185,935	$9,526,748
PIMCO All Asset All Authority Fund	0	0	6,340,201	2,287,309
PIMCO Fundamental Advantage Total Return Strategy Fund	6,088,338	4,043,652	993,922	220,519
PIMCO Fundamental IndexPLUSTM TR Fund	614,884	534,682	32,661	4,460
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	239,011	192,755	37,065	5,646
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1,239,058	1,163,597	36,613	31,668
PIMCO RealEstateRealReturn Strategy Fund	1,349,031	1,071,965	57,303	16,566
PIMCO Small Cap StocksPLUS® TR Fund	609,100	581,079	48,240	33,689
PIMCO StocksPLUS® Fund	632,719	554,427	311,635	18,000
PIMCO StocksPLUS® Total Return Fund	454,836	399,918	26,360	5,805
PIMCO StocksPLUS® TR Short Strategy Fund	1,828,182	1,179,695	338,786	63,416
PIMCO CommoditiesPLUSTM Short Strategy Fund	202	0	2,034	0
PIMCO CommoditiesPLUSTM Strategy Fund	54,576	1,399	417,698	129,207
PIMCO CommodityRealReturn Strategy Fund®	23,197,088	19,879,332	2,770,122	2,376,848
PIMCO Global Multi-Asset Fund	283,925	234,929	1,097,636	523,041

15.  LINE OF CREDIT

On November 24, 2008, the AAAA Fund entered into a revolving credit agreement with State Street Bank & Trust Company. Under this agreement, there is a maximum available commitment amount equal to $990 million. Borrowings under this agreement bear interest at a rate equal to the cost of funding. Borrowings outstanding as of September 30, 2010 are disclosed as payable for line of credit on the Statement of Assets and Liabilities. As of September 30, 2010, the AAAA Fund was paying interest at 1.752%. Interest, commitment and facility fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the agreement for the period ended September 30, 2010 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Facility and Interest Fees	Outstanding Principal as of 09/30/2010
$788,934	$798,880	$7,256	$87	$990,000

Effective October 13, 2010, the line of credit commitment was increased by $330 million raising the total commitment to $1.29 billion.

Semiannual Report	September 30, 2010	187

Notes to Financial Statements (Cont.)

16.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO All Asset Fund				PIMCO All Asset All Authority Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	28,608	$343,395	37,474	$426,496	83,368	$899,949	58,083	$600,343
Class B	425	5,024	1,701	19,017	0	0	0	0
Class C	18,956	225,252	20,643	234,136	48,492	519,967	34,227	351,892
Class R	1,176	14,074	838	9,632	0	0	0	0
Other Classes	223,078	2,688,186	346,658	3,970,950	253,287	2,752,839	197,686	2,055,625

Issued as reinvestment of distributions
Class A	2,045	24,465	5,567	63,402	1,819	19,608	4,157	42,487
Class B	143	1,692	693	7,822	0	0	0	0
Class C	1,379	16,331	4,255	48,011	799	8,542	2,032	20,635
Class R	32	379	38	439	0	0	0	0
Other Classes	25,997	313,006	68,570	784,255	5,372	58,064	10,538	108,155

Cost of shares redeemed
Class A	(13,261)	(158,812)	(41,890)	(460,101)	(16,545)	(178,173)	(35,420)	(357,229)
Class B	(3,834)	(45,206)	(4,419)	(49,751)	0	0	0	0
Class C	(7,849)	(92,829)	(19,512)	(216,722)	(4,430)	(46,992)	(7,130)	(72,448)
Class R	(302)	(3,618)	(192)	(2,194)	0	0	0	0
Other Classes	(145,123)	(1,760,666)	(288,397)	(3,261,782)	(40,680)	(438,562)	(37,165)	(384,055)
Net increase (decrease) resulting from Fund share transactions	131,470	$1,570,673	132,027	$1,573,610	331,482	$3,595,242	227,008	$2,365,405

	PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)				PIMCO RealEstateRealReturn Strategy Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	1,392	$12,460	1,233	$11,311	5,758	$25,914	6,663	$26,920
Class B	15	132	93	856	70	295	99	294
Class C	362	3,102	187	1,668	1,704	7,314	1,174	4,504
Class R	0	0	0	0	0	0	0	0
Other Classes	21,482	186,373	8,335	77,022	92,430	419,974	11,846	43,744

Issued as reinvestment of distributions
Class A	103	887	167	1,494	1,186	5,175	1,029	4,446
Class B	20	166	72	626	100	420	100	414
Class C	38	314	74	641	467	1,948	306	1,275
Class R	0	0	0	0	0	0	0	0
Other Classes	1,673	14,602	4,460	40,322	12,978	58,245	3,663	16,226

Cost of shares redeemed
Class A	(642)	(5,573)	(963)	(8,791)	(5,238)	(22,352)	(3,099)	(12,352)
Class B	(115)	(975)	(195)	(1,691)	(188)	(798)	(359)	(1,223)
Class C	(149)	(1,252)	(144)	(1,227)	(618)	(2,550)	(778)	(2,810)
Class R	0	0	0	0	0	0	0	0
Other Classes	(21,860)	(193,303)	(24,446)	(208,100)	(46,612)	(215,481)	(64,005)	(215,920)
Net increase (decrease) resulting from Fund share transactions	2,319	$16,933	(11,127)	$(85,869)	62,037	$278,104	(43,361)	$(134,482)

188	PIMCO Funds

(Unaudited) September 30, 2010

PIMCO Fundamental Advantage Total Return Strategy Fund				PIMCO Fundamental IndexPLUSTM TR Fund				PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)
Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

14,631	$68,579	3,999	$19,459	9,191	$53,024	2,740	$19,595	128	$781	1,148	$8,069
0	0	0	0	0	0	0	0	0	0	0	0
4,146	19,521	1,027	4,966	670	3,802	393	2,510	14	83	143	1,040
0	0	0	0	0	0	0	0	0	0	0	0
498,841	2,374,051	612,953	2,978,008	22,382	128,130	12,525	78,816	24,544	143,208	3,092	19,206

295	1,369	285	1,305	568	3,079	732	4,186	18	107	181	1,117
0	0	0	0	0	0	0	0	0	0	0	0
60	279	69	317	152	801	327	1,823	2	11	37	226
0	0	0	0	0	0	0	0	0	0	0	0
31,388	147,377	68,907	317,282	5,562	30,459	11,696	67,761	554	3,375	2,143	13,339

(2,601)	(12,220)	(1,230)	(6,195)	(7,654)	(42,538)	(2,416)	(16,838)	(1,004)	(5,534)	(318)	(2,305)
0	0	0	0	0	0	0	0	0	0	0	0
(1,172)	(5,514)	(110)	(550)	(395)	(2,212)	(239)	(1,528)	(55)	(325)	(81)	(481)
0	0	0	0	0	0	0	0	0	0	0	0
(117,919)	(558,875)	(7,538)	(35,807)	(19,283)	(107,826)	(98,510)	(576,214)	(14,007)	(84,888)	(2,270)	(14,942)
427,669	$2,034,567	678,362	$3,278,785	11,193	$66,719	(72,752)	$(419,889)	10,194	$56,818	4,075	$25,269

PIMCO Small Cap StocksPLUS® TR Fund				PIMCO StocksPLUS® Fund				PIMCO StocksPLUS® Total Return Fund
Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

4,727	$33,302	2,296	$17,822	947	$7,147	2,550	$18,655	2,298	$16,196	3,841	$26,848
0	0	0	0	19	134	43	263	35	243	61	415
676	4,585	176	1,254	387	2,801	420	2,901	238	1,648	233	1,560
0	0	0	0	40	300	123	818	0	0	0	0
23,717	172,369	2,119	15,967	33,872	258,114	62,648	465,297	2,113	14,703	1,857	12,648

33	233	289	1,861	359	2,658	165	1,311	98	687	401	2,675
0	0	0	0	39	282	20	156	9	61	184	1,190
8	54	46	287	262	1,892	108	841	15	105	212	1,372
0	0	0	0	16	120	6	47	0	0	0	0
451	3,160	7,971	51,362	5,533	42,389	1,802	14,838	427	3,012	4,409	29,437

(2,586)	(17,174)	(1,010)	(8,649)	(1,926)	(15,052)	(5,342)	(33,915)	(1,613)	(10,888)	(1,438)	(9,418)
0	0	0	0	(361)	(2,623)	(430)	(2,873)	(253)	(1,716)	(507)	(3,361)
(158)	(1,035)	(116)	(917)	(698)	(5,130)	(1,259)	(8,611)	(262)	(1,777)	(487)	(3,193)
0	0	0	0	(44)	(333)	(82)	(575)	0	0	0	0
(29,888)	(200,818)	(67,395)	(420,470)	(11,859)	(94,977)	(13,747)	(90,881)	(2,701)	(18,685)	(4,267)	(32,031)
(3,020)	$(5,324)	(55,624)	$(341,483)	26,586	$197,722	47,025	$368,272	404	$3,589	4,499	$28,142

Semiannual Report	September 30, 2010	189

Notes to Financial Statements (Cont.)

	PIMCO StocksPLUS® TR Short Strategy Fund				PIMCO CommoditiesPLUSTM Short Strategy Fund		PIMCO CommoditiesPLUSTM Strategy Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Period from 08/17/2010 to 09/30/2010		Period from 05/28/2010 to 09/30/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	55,951	$275,856	58,829	$304,845	1	$10	8	$81
Class B	0	0	0	0	0	0	0	0
Class C	6,785	32,750	5,905	30,311	1	10	5	48
Class R	0	0	0	0	0	0	1	10
Other Classes	181,740	917,302	199,797	1,063,191	502	5,020	67,497	682,002

Issued as reinvestment of distributions
Class A	278	1,326	1,990	9,724	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	21	101	292	1,408	0	0	0	0
Class R	0	0	0	0	0	0	0	0
Other Classes	1,869	9,157	7,819	39,260	0	0	0	0

Cost of shares redeemed
Class A	(30,158)	(143,982)	(33,209)	(166,784)	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	(2,602)	(12,349)	(2,644)	(13,513)	0	0	0	0
Class R	0	0	0	0	0	0	0	0
Other Classes	(29,948)	(145,944)	(30,661)	(161,568)	0	0	(25,545)	(269,622)
Net increase resulting from Fund share transactions	183,936	$934,217	208,118	$1,106,874	504	$5,040	41,966	$412,519

	PIMCO CommodityRealReturn Strategy Fund®				PIMCO Global Multi-Asset Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	43,267	$332,262	130,029	$978,925	16,980	$189,080	49,204	$533,797
Class B	121	908	2,856	20,477	0	0	0	0
Class C	11,069	83,837	42,736	318,256	11,971	132,011	29,271	318,691
Class R	6	39	1	10	263	2,924	81	897
Other Classes	468,928	3,633,033	1,350,292	10,160,095	40,866	456,946	99,122	1,085,925

Issued as reinvestment of distributions
Class A	10,885	83,134	15,121	118,739	578	6,515	1,621	17,907
Class B	485	3,642	877	6,771	0	0	0	0
Class C	3,538	26,549	5,265	40,663	231	2,588	739	8,116
Class R	0	2	0	0	3	33	3	27
Other Classes	85,411	660,102	115,813	920,041	1,462	16,519	4,037	44,690

Cost of shares redeemed
Class A	(40,506)	(309,963)	(77,516)	(579,463)	(8,240)	(90,855)	(6,105)	(65,621)
Class B	(2,190)	(16,475)	(4,007)	(29,438)	0	0	0	0
Class C	(12,848)	(96,027)	(19,408)	(145,367)	(2,781)	(30,534)	(1,770)	(19,346)
Class R	0	(2)	0	0	(10)	(102)	(2)	(26)
Other Classes	(431,509)	(3,324,628)	(547,725)	(4,225,934)	(23,778)	(262,297)	(14,939)	(163,969)
Net increase resulting from Fund share transactions	136,657	$1,076,413	1,014,334	$7,583,775	37,545	$422,828	161,262	$1,761,088

190	PIMCO Funds

(Unaudited) September 30, 2010

17.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

In October 2007, the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full.

The Non-Agent Lenders sought an order approving the entry of final judgment dismissing all claims against them, and on December 8, 2008 the court entered an order granting the request for final judgment. The plaintiff filed an appeal with the Second Circuit Court of Appeals, and filed an Appellant’s brief seeking to have the Court of Appeals overturn the dismissal of the complaint by the District Court. Jones Day has taken over the representation of the 400+ group of non-agent lenders, the majority of which were previously represented by Kirkland & Ellis LLP (“Member Funds”). On behalf of the Member Funds and the Non Agent Lenders, on October 13, 2009, Jones Day filed an Appellees Brief with the Second Circuit Court of Appeals, seeking to have the Court affirm the ruling of the District Court. A hearing was held by the Second Circuit on May 18, 2010, and Jones Day represented the Member Funds and the Non Agent Lenders at that hearing.

On May 26, 2010, the Second Circuit Court of Appeals affirmed the dismissal by the District Court of all claims brought against the Non Agent Lenders represented by Jones Day, including PIMCO.

On July 28, 2010, the Adelphia Recovery Trust filed an application with the United States Supreme Court for a 45-day extension of time from August 23, 2010 to October 7, 2010 to file their petition for review, which extension was granted. A subsequent extension to October 22, 2010 has also been approved.

The Adelphia Recovery Trust has announced a settlement (not yet signed) of the remaining tort and other claims against the remaining defendants (the Agent Banks, Investment Banks and Nominal Agent Banks). A motion under Bankruptcy Rule 9019 requesting that Judge McKenna approve the settlement will be filed and heard in November. We have been informed orally that the Adelphia Recovery Trust will request that the Supreme Court hold the Petition in abeyance so that the Non Agent Lenders do not have to respond, and provided that Judge McKenna approves the settlement in November, they will then drop the Petition for Supreme Court review, and the Second Circuit affirmation of the dismissal will be final.

18.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Semiannual Report	September 30, 2010	191

Notes to Financial Statements (Cont.)

U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax position for all open tax years, and concluded that the adoptions had no effect on the Funds’ financial position or results of operations. As of September 30, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The CPSS, CPS, CRRS and GMA Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CPSS, CPS, CRRS and GMA Funds will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its respective subsidiary.

If during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the CPSS, CPS, CRRS and GMA Funds as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the CPSS, CPS, CRRS and GMA Funds as income for Federal income tax purposes.

To the extent a Fund invests in the CPSS, CPS, CRRS and GMA Funds, the Fund may be subject to additional tax risk.

As of September 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
PIMCO All Asset Fund	$1,449,176	$(75,196)	$1,373,980
PIMCO All Asset All Authority Fund	477,331	(118,859)	358,472
PIMCO Fundamental Advantage Total Return Strategy Fund	115,797	(4,496)	111,301
PIMCO Fundamental IndexPLUSTM TR Fund	13,296	(7,754)	5,542
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	5,408	(1,146)	4,262
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	12,300	(9,515)	2,785
PIMCO RealEstateRealReturn Strategy Fund	16,744	(6,046)	10,698
PIMCO Small Cap StocksPLUS® TR Fund	7,371	(1,170)	6,201
PIMCO StocksPLUS® Fund	16,510	(11,884)	4,626
PIMCO StocksPLUS® Total Return Fund	9,384	(5,942)	3,442
PIMCO StocksPLUS® TR Short Strategy Fund	46,464	(3,374)	43,090
PIMCO CommoditiesPLUSTM Short Strategy Fund	12	0	12
PIMCO CommoditiesPLUSTM Strategy Fund	4,612	(610)	4,002
PIMCO CommodityRealReturn Strategy Fund®	558,784	(71,034)	487,750
PIMCO Global Multi-Asset Fund	151,849	(13,488)	138,361

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, accelerated recognition of unrealized gain on certain futures, options and forward contracts and differences between book and tax realized and unrealized gain/loss on swap contracts for federal income tax purposes.

19.   SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Funds’ financial statements.

192	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CLP	Chilean Peso	JPY	Japanese Yen	TRY	Turkish New Lira
CNY	Chinese Renminbi	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD	United States Dollar
EUR	Euro	MYR	Malaysian Ringgit	ZAR	South African Rand
GBP	British Pound	NOK	Norwegian Krone
HKD	Hong Kong Dollar	NZD	New Zealand Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
BCC2GO1P	Barclays Capital Gas Oil 1M Deferred S2 Excess Return Index	DJUBS	Dow Jones-UBS Commodity Index	eRAFI	enhanced Research Affiliates Fundamental Index
BCC2LP1P	Barclays Capital Copper 1M Deferred S2 Excess Return Index	DJUBSAL	Dow Jones-UBS Aluminum Sub-Index	ENHGD84T	Dow Jones-AIG E84 Total Return
BXCS1461	Barclays Commodity Strategy BXCS1461 Index	DJUBSF1T	Dow Jones-UBS Commodity Index 1 Month Forward Total Return	FRCPXTOB	France Consumer Price ex-Tobacco Index
BXCS1469	Commodity Strategy 1469 Copper 3 Month Deferred Total Return	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	LPP2TR	Pure Beta Plus II Total Return Index Value
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBSLI	Dow Jones-UBS Livestock Sub-Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CDX.HY	Credit Derivatives Index - High Yield	DJUBSNI	Dow Jones-UBS Nickel Sub-Index	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBSPR	Dow Jones-UBS Precious Metals Sub-Index	MOTT3007	Dow Jones-UBS MW1 Commodity IndexSM Total Return
CMBX	Commercial Mortgage-Backed Index	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCKWP	S&P GSCI Kansas Wheat Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	DJUBSZS	Dow Jones-UBS Zinc Sub-Index	SPGCWHP	S&P GSCI Wheat Index
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	SPGSBRP	S&P GSCI Brent Crude Index Excess Return Index
DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	EAFE	Europe, Australasia, and Far East Stock Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	NPFGC	National Public Finance Guarantee Corp.
FGIC	Financial Guaranty Insurance Co.

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	NBBO	National Best Bid and Offer
ALT	Alternate Loan Trust	FSB	Federal Savings Bank	SPDR	Standard & Poor’s Depository Receipts
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	WTI	West Texas Intermediate

Semiannual Report	September 30, 2010	193

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

194	PIMCO Funds

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements	(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements; and Approval of the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement for PIMCO CommoditiesPLUS™ Fund, PIMCO CommoditiesPLUS™ Short Strategy Fund and PIMCO High Yield Spectrum Fund

At a meeting held on August 16-17, 2010, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2011. The Board also considered and approved for an additional one-year term through August 31, 2011, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2011; and (ii) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2011.

The Board of the Trust, including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of the PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, at a meeting on February 23, 2010, and on behalf of PIMCO High Yield Spectrum Fund, at a meeting on August 17, 2010 (together with PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds and, if available, information about the fees charged and services provided by PIMCO to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of New Funds’ Agreements. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to New Funds’ Agreements.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 16-17, 2010 meeting. The independent Trustees also met with counsel to the Trust on August 5, 2010 to discuss the materials presented.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2010 and August 17, 2010 meetings.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

Semiannual Report	September 30, 2010	195

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trusts and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts.

The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers. The Trustees also considered new services or service enhancements PIMCO has implemented since the Agreements were last renewed in 2009, including PIMCO Retail Oversight (“PRO”), a “Pricing Portal” to streamline and automate certain pricing functions, a quality management system, security fair valuation enhancements required by FAS 157, additional money market fund oversight and reporting, improved review of BFDS’ large trade processing, and web-hosting of prospectuses and other regulatory documents.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund, PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3.	Investment Performance

As the New Funds had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2010 and other performance data, as available, for the period ended June 30, 2010 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2010 (the “Lipper Report”).

196	PIMCO Funds

(Unaudited)

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 16-17, 2010 meeting. The Board noted that, as of May 31, 2010, the Institutional Class of 73%, 74% and 73% of the Funds outperformed its Lipper category median over the three-year, five-year and 10-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in each class’s different distribution and servicing expenses. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 10 years of performance history, over 80% outperformed the relative benchmark indexes on a net-of-fees basis over the 10-year period ended May 31, 2010, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer, nearly 90% all of the Institutional Class assets have outperformed the relative benchmark indexes net of fees, noting, however, the impact of PIMCO Total Return Fund’s size on this data. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO StocksPLUS® TR Short Strategy Fund and eventually to reduce the supervisory and administrative fee for certain classes of a number of Funds in connection with the consolidation of all administrative services with PIMCO.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the PIMCO CommoditiesPLUS Strategy Fund and PIMCO High Yield Spectrum Fund, the Board reviewed data comparing the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with a similar investment strategy. At the time the Board considered PIMCO CommoditiesPLUS Short Strategy Fund’s advisory fees, PIMCO did not manage any separate accounts or other products with investment strategies similar to PIMCO CommoditiesPLUS Short Strategy Fund and, thus, no comparative fee information was considered.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other

Semiannual Report	September 30, 2010	197

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the total expenses for 52% of the Funds’ Class A shares and for 93% of the Funds’ Institutional Class shares fall below or are equal to the median total expense of their respective Lipper Expense Group. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the New Funds are newly organized, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board also considered that economies of scale may be reflected in the Funds’ share class structure, including that the Funds offer Institutional Class shares on third-party platforms that impose high investment minimums. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets. The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structure were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of the Fund’s shareholders.

The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

198	PIMCO Funds

(Unaudited)

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

Semiannual Report	September 30, 2010	199

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105 - 4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266 - 8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors has more than $1 trillion in assets under management for our clients worldwide.* Our investment managers offer their own distinctive philosophy and culture, and provide clients with a comprehensive and constantly evolving range of investment styles and products.

For more information about any of our innovative investment solutions or client services, call your financial advisor or visit www.allianzinvestors.com.

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

1 Allianz Global Investors AG assets under management as of 6/30/10.

Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds, the Allianz Multi-Strategy Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds, the Allianz Funds and the Allianz Multi-Strategy Funds are distributed by Allianz Global Investors Distributors LLC. © 2010. For information about any product, contact your financial advisor.        AZ692SA_093010

Semiannual Report September 30, 2010

RealRetirement® Funds

PIMCO RealRetirement® 2010 Fund

PIMCO RealRetirement® 2020 Fund

PIMCO RealRetirement® 2030 Fund

PIMCO RealRetirement® 2040 Fund

PIMCO RealRetirement® 2050 Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		11
Financial Highlights		12
Statements of Assets and Liabilities		22
Statements of Operations		23
Statements of Changes in Net Assets		24
Notes to Financial Statements		41
Glossary		53
Privacy Policy		54
Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements		55

FUND	Fund Summary	Schedule of Investments

PIMCO RealRetirement® 2010 Fund	6	26
PIMCO RealRetirement® 2020 Fund	7	29
PIMCO RealRetirement® 2030 Fund	8	32
PIMCO RealRetirement® 2040 Fund	9	35
PIMCO RealRetirement® 2050 Fund	10	38

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Funds’ website at www.pimco-funds.com (for Institutional Class and Administrative Class Shares), on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com (for Class A, C, D, and R Shares) and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Over the six-month reporting period, U.S. economic growth weakened and unemployment remained stubbornly high, even with significant monetary and fiscal stimulus. Within Europe, sovereign debt worries heightened investor concerns over the possibility of default, leading to increased market volatility. In response, U.S. and non-U.S. government policy makers kept key interest rates near zero and announced plans for expanded quantitative easing programs to help spark economic activity and job creation, despite a rising public debt burden within developed economies. Furthermore, the Federal Reserve adjusted its balance sheet strategy by reinvesting payments on Agency debt and mortgage-backed securities (“MBS”) into longer-term U.S. Treasury securities in an effort to stabilize the economy through price support within key asset classes.

PIMCO’s New Normal long-term outlook – marked by a shift in global growth drivers, deleveraging and re-regulation – points to the possibility of a desynchronized global economic recovery. As such, the economic growth rate in developed economies will likely be lower than in previous recoveries, but higher for developing and emerging market economies. For investors, it is important to adjust portfolios to meet the challenges of this changing and uncertain investment environment. At PIMCO, we remain focused on helping you through your investment journey while managing a number of risks along the way.

Included below are highlights of the financial markets during our six-month reporting period:

■

Investors helped push yields on U.S. Treasury securities to historic lows in the short area of the yield curve in a flight to higher quality assets. Bonds that offered extra income, however, performed better than lower yielding U.S. Treasury securities. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, or 1.31% lower than on March 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 6.05% for the reporting period.

■

Corporate bonds, including high-yield bonds, outperformed U.S. Treasury securities as strong demand for incremental income supported healthy new corporate bond issuance. Furthermore, corporate fundamentals generally continued to improve during the reporting period due to cost-cutting, improving margins, increasing asset quality and valuations.

■

The performance of Agency MBS lagged like-duration U.S. Treasury securities primarily due to concern of increased prepayments induced by a potential government-sponsored refinancing program and the Federal Reserve’s decision to reinvest pay downs within its mortgage portfolio in U.S. Treasury securities rather than in MBS. However, non-Agency MBS and commercial MBS outperformed U.S. Treasury securities as a result of limited new issuance and investor demand for higher-yielding assets.

■

Municipal bonds posted positive returns, as measured by the Barclays Capital Municipal Bond Index, which returned 5.51% for the reporting period. Taxable Build America Bonds outperformed the tax-exempt municipal bond sector due to their longer duration as rates moved lower over the period.

■	Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive, as represented by the Barclays Capital U.S. TIPS Index, which returned 6.40% for the

2	PIMCO Funds	RealRetirement® Funds

reporting period. Decreasing real yields across the maturity spectrum created quite positive TIPS returns, while coupon income and low inflation accruals added additional incremental positive returns. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed during the period and TIPS underperformed nominal U.S. Treasury securities. Diversified commodity index returns were also positive, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 6.24% for the reporting period.

■

Emerging market (“EM”) bonds denominated in both U.S. dollars and local EM currencies performed well, outperforming U.S. Treasury securities. The U.S. dollar weakened due in part to investor concerns over the likelihood of increased government stimulus policies and a widening U.S. public debt burden. As a result, most EM currencies appreciated relative to the U.S. dollar.

■

Equity markets worldwide were volatile, and generally posted negative returns for the reporting period despite staging a rally in September 2010. U.S. equities, as measured by the S&P 500 Index, declined 1.42% and international equities, as represented by the MSCI World Index, declined 0.64% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Funds

November 10, 2010

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers and are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to retire or to begin withdrawing assets. Each Fund is designed for investors expecting to retire or to begin withdrawing portions of their investments around the year indicated in the Fund’s name. The retirement year included in the Fund’s name does not necessarily represent the specific year you expect to begin withdrawing your assets. It is intended only as a general guide.

The Funds are designed to provide investors with a comprehensive retirement solution tailored to the time when they expect to retire and plan to start withdrawing money (the “target date”). Each Fund follows a target asset allocation schedule that changes over time to help reduce portfolio risk, increasing its exposure to conservative investments as the target date approaches. The principal value of a Fund is not guaranteed at any time, including the target date. A Fund’s shareholders may experience losses, including losses near, at, or after the target year indicated in the PIMCO RealRetirement® Fund’s name.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: allocation risk, acquired fund risk, interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sale risk, tax risk, and subsidiary risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”), which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without a front-end sales charge at the time of purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Administrative Class, Class A, Class C, Class D, and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Cumulative Return chart assumes the initial investment of $1,000,000 was made at the beginning of the first full month following the class’s inception. Each Fund measures its performance against a broad-based securities market index

4	PIMCO Funds	RealRetirement® Funds

(benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance average of funds that are tracked by Lipper that have the same Fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. The chart and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any CDSC that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

For periods prior to the inception date of the Administrative Class, Class A, Class C, Class D and Class R shares, performance information shown is based on the performance of a Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class, Class A, Class C, Class D and Class R shares. The Institutional Class, Class A and Class D shares of the PIMCO RealRetirement® 2010 Fund, PIMCO RealRetirement® 2020 Fund, PIMCO RealRetirement® 2030 Fund, PIMCO RealRetirement® 2040 Fund and PIMCO RealRetirement® 2050 Fund (together, the “RealRetirement® Funds”) were first offered in March 2008. The Administrative Class shares of the RealRetirement® Funds were first offered in June 2008. The Class C and Class R shares of the PIMCO RealRetirement® Funds were first offered in July 2008. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Shareholder Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of April 1, 2010 to September 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2010	5

PIMCO RealRetirement® 2010 Fund

Institutional Class - PRIEX	Class C - PTNCX
Administrative Class - PRNAX	Class D - PTNDX
Class A - PTNAX	Class R - PTNRX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class or Administrative Class Shares is $1,000,000. The minimum initial investment amount for Class A, Class C or Class D Shares is $1,000. There is no minimum initial investment amount for Class R Shares.

Allocation Breakdown‡

Short-Term Instruments	29.3%
PIMCO Total Return Fund	18.6%
PIMCO Real Return Fund	14.5%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	9.6%
PIMCO RealEstateRealReturn Strategy Fund	7.6%
PIMCO Global Advantage Strategy Bond Fund	6.2%
Other	14.2%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	Fund Inception (03/31/08)
PIMCO RealRetirement® 2010 Fund Institutional Class	6.91%	11.87%	5.16%
PIMCO RealRetirement® 2010 Fund Administrative Class	6.67%	11.50%	4.88%
PIMCO RealRetirement® 2010 Fund Class A	6.66%	11.22%	4.58%
PIMCO RealRetirement® 2010 Fund Class A (adjusted)	0.80%	5.06%	2.25%
PIMCO RealRetirement® 2010 Fund Class C (adjusted)	5.14%	9.39%	3.77%
PIMCO RealRetirement® 2010 Fund Class D	6.55%	11.15%	4.51%
PIMCO RealRetirement® 2010 Fund Class R	6.41%	10.92%	4.25%
Dow Jones Real ReturnSM 2010 Index	5.80%	10.53%	2.57%
Lipper Mixed-Asset Target 2010 Funds Average	2.97%	9.24%	0.89%

All Fund returns are net of fees and expenses.

* Cumulative Return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For Class A, C, D, and R performance current to the most recent month-end, visit www.allianzinvestors.com. Institutional and Administrative Class performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648. The adjusted returns take into account the maximum sales charge of 5.5% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.77% for Class A shares, 2.52% for Class C shares, 1.77% for Class D shares, 2.02% for Class R shares, 1.17% for Institutional Class shares, and 1.42% for Administrative Class shares. Expense ratio information is as of the Fund’s current prospectus dated 7/31/10, as revised and supplemented to date.

“Dow JonesSM” and “Dow Jones Real Return Target Date IndexesSM” are service marks of Dow Jones & Company, Inc. (“Dow Jones”). The Dow Jones Real Return Target Date Indexes are proprietary to Dow Jones and/or its licensors.

Expense Example	Actual Performance
	Institutional Class	Administrative Class	Class A	Class C	Class D	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,069.09	$1,066.72	$1,066.55	$1,061.44	$1,065.51	$1,064.09
Expenses Paid During Period†	$1.97	$3.26	$5.08	$8.94	$5.07	$6.36

Expense Example	Hypothetical Performance
	(5% return before expenses)
	Institutional Class	Administrative Class	Class A	Class C	Class D	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,023.16	$1,021.91	$1,020.16	$1,016.39	$1,020.16	$1,018.90
Expenses Paid During Period†	$1.93	$3.19	$4.96	$8.74	$4.96	$6.23

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.38% for Institutional Class, 0.63% for Administrative Class, 0.63% for Class A, 1.73% for Class C, 0.98% for Class D, and 1.23% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Acquired Funds (affiliated and unaffiliated funds in which the Fund may invest), which based upon allocation of the Fund’s assets among the Acquired Funds are indirectly borne by the shareholders of the Fund. The annualized expense ratios reflect net annualized expenses after application of an expense waiver of 0.37%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO RealRetirement® 2010 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, during the accumulation years and protect against inflation over time by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, fixed-income instruments, equity securities, forwards and derivatives.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	An allocation to the PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar Hedged) benefited performance as the Underlying PIMCO Fund posted positive returns for the period.

»	An allocation to U.S. core bonds, through the PIMCO Total Return Fund, benefited performance as the Underlying PIMCO Fund posted positive returns for the period.

»

A significant allocation to real return assets, through the PIMCO Real Return Fund, the PIMCO CommodityRealReturn Strategy Fund® and the PIMCO RealEstateRealReturn Strategy Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the period.

»	An allocation to the PIMCO StocksPLUS® Fund detracted from performance as the Underlying PIMCO Fund posted modestly negative returns for the period.

6	PIMCO Funds	RealRetirement® Funds

PIMCO RealRetirement® 2020 Fund

Institutional Class - PRWIX	Class C - PTYCX
Administrative Class - PFNAX	Class D - PTYDX
Class A - PTYAX	Class R - PTYRX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class or Administrative Class Shares is $1,000,000. The minimum initial investment amount for Class A, Class C or Class D Shares is $1,000. There is no minimum initial investment amount for Class R Shares.

Allocation Breakdown‡

Short-Term Instruments	22.6%
PIMCO Total Return Fund	19.4%
PIMCO Real Return Fund	11.0%
U.S. Treasury Notes	10.1%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	9.9%
PIMCO StocksPLUS® Fund	8.7%
PIMCO RealEstateRealReturn Strategy Fund	6.4%
PIMCO Global Advantage Strategy Bond Fund	5.5%
Other	6.4%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	Fund Inception (03/31/08)
PIMCO RealRetirement® 2020 Fund Institutional Class	6.06%	10.90%	3.52%
PIMCO RealRetirement® 2020 Fund Administrative Class	5.94%	10.61%	3.27%
PIMCO RealRetirement® 2020 Fund Class A	5.81%	10.23%	2.85%
PIMCO RealRetirement® 2020 Fund Class A (adjusted)	-0.02%	4.19%	0.56%
PIMCO RealRetirement® 2020 Fund Class C (adjusted)	4.35%	8.30%	2.13%
PIMCO RealRetirement® 2020 Fund Class D	5.81%	10.29%	2.92%
PIMCO RealRetirement® 2020 Fund Class R	5.68%	9.93%	2.66%
Dow Jones Real ReturnSM 2020 Index	5.46%	10.83%	1.78%
Lipper Mixed-Asset Target 2020 Funds Average	2.69%	9.92%	-0.61%

All Fund returns are net of fees and expenses.

* Cumulative Return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For Class A, C, D, and R performance current to the most recent month-end, visit www.allianzinvestors.com. Institutional and Administrative Class performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648. The adjusted returns take into account the maximum sales charge of 5.5% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.77% for Class A shares, 2.52% for Class C shares, 1.77% for Class D shares, 2.02% for Class R shares, 1.17% for Institutional Class shares, and 1.42% for Administrative Class shares. Expense ratio information is as of the Fund’s current prospectus dated 7/31/10, as revised and supplemented to date.

“Dow JonesSM” and “Dow Jones Real Return Target Date IndexesSM” are service marks of Dow Jones & Company, Inc. (“Dow Jones”). The Dow Jones Real Return Target Date Indexes are proprietary to Dow Jones and/or its licensors.

Expense Example	Actual Performance
	Institutional Class	Administrative Class	Class A	Class C	Class D	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,060.55	$1,059.41	$1,058.13	$1,053.51	$1,058.07	$1,056.81
Expenses Paid During Period†	$1.96	$3.25	$5.06	$8.91	$5.06	$6.34

Expense Example	Hypothetical Performance
	(5% return before expenses)
	Institutional Class	Administrative Class	Class A	Class C	Class D	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,023.16	$1,021.91	$1,020.16	$1,016.39	$1,020.16	$1,018.90
Expenses Paid During Period†	$1.93	$3.19	$4.96	$8.74	$4.96	$6.23

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.38% for Institutional Class, 0.63% for Administrative Class, 0.98% for Class A, 1.73% for Class C, 0.98% for Class D, and 1.23% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Acquired Funds (affiliated and unaffiliated funds in which the Fund may invest), which based upon allocation of the Fund’s assets among the Acquired Funds are indirectly borne by the shareholders of the Fund. The annualized expense ratios reflect net annualized expenses after application of an expense waiver of 0.37%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO RealRetirement® 2020 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, during the accumulation years and protect against inflation over time by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, fixed-income instruments, equity securities, forwards and derivatives.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»

An allocation to the PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar Hedged) benefited performance as the Underlying PIMCO Fund posted positive returns for the period. In addition, an allocation to emerging market equities benefited performance as returns for emerging market equities was positive for the period.

»	An allocation to U.S. core bonds, through the PIMCO Total Return Fund, benefited performance as the Underlying PIMCO Fund posted positive returns for the period.

»

A significant allocation to real return assets, through the PIMCO Real Return Fund, the PIMCO CommodityRealReturn Strategy Fund® and the PIMCO RealEstateRealReturn Strategy Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the period.

»	An allocation to the PIMCO StocksPLUS® Fund detracted from performance as the Underlying PIMCO Fund posted modestly negative returns for the period.

Semiannual Report	September 30, 2010	7

PIMCO RealRetirement® 2030 Fund

Institutional Class - PRLIX	Class C - PEHCX
Administrative Class - PNLAX	Class D - PEHDX
Class A - PEHAX	Class R - PEHRX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class or Administrative Class Shares is $1,000,000. The minimum initial investment amount for Class A, Class C or Class D Shares is $1,000. There is no minimum initial investment amount for Class R Shares.

Allocation Breakdown‡

Short-term Instruments	32.0%
PIMCO Total Return Fund	12.2%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	12.0%
PIMCO StocksPLUS® Fund	11.1%
PIMCO Real Return Fund	7.9%
PIMCO Global Advantage Strategy Bond Fund	7.5%
PIMCO RealEstateRealReturn Strategy Fund	7.4%
Other	9.9%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	Fund Inception (03/31/08)
PIMCO RealRetirement® 2030 Fund Institutional Class	5.42%	10.83%	1.93%
PIMCO RealRetirement® 2030 Fund Administrative Class	5.31%	10.57%	1.69%
PIMCO RealRetirement® 2030 Fund Class A	5.03%	10.18%	1.29%
PIMCO RealRetirement® 2030 Fund Class A (adjusted)	-0.74%	4.15%	-0.97%
PIMCO RealRetirement® 2030 Fund Class C (adjusted)	3.71%	8.30%	0.59%
PIMCO RealRetirement® 2030 Fund Class D	5.02%	10.20%	1.29%
PIMCO RealRetirement® 2030 Fund Class R	4.91%	9.89%	1.05%
Dow Jones Real ReturnSM 2030 Index	4.72%	11.53%	-0.23%
Lipper Mixed-Asset Target 2030 Funds Average	1.59%	9.94%	-2.02%

All Fund returns are net of fees and expenses.

* Cumulative Return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For Class A, C, D, and R performance current to the most recent month-end, visit www.allianzinvestors.com. Institutional and Administrative Class performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648. The adjusted returns take into account the maximum sales charge of 5.5% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.82% for Class A shares, 2.57% for Class C shares, 1.82% for Class D shares, 2.07% for Class R shares, 1.22% for Institutional Class shares, and 1.47% for Administrative Class shares. Expense ratio information is as of the Fund’s current prospectus dated 7/31/10, as revised and supplemented to date.

“Dow JonesSM” and “Dow Jones Real Return Target Date IndexesSM” are service marks of Dow Jones & Company, Inc. (“Dow Jones”). The Dow Jones Real Return Target Date Indexes are proprietary to Dow Jones and/or its licensors.

Expense Example	Actual Performance
	Institutional Class	Administrative Class	Class A	Class C	Class D	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,054.22	$1,053.07	$1,050.35	$1,047.06	$1,050.17	$1,049.14
Expenses Paid During Period†	$2.27	$3.55	$5.35	$9.19	$5.35	$6.63

Expense Example	Hypothetical Performance
	(5% return before expenses)
	Institutional Class	Administrative Class	Class A	Class C	Class D	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,022.86	$1,021.61	$1,019.85	$1,016.09	$1,019.85	$1,018.60
Expenses Paid During Period†	2.23	$3.50	$5.27	$9.05	$5.27	$6.53

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.44% for Institutional Class, 0.69% for Administrative Class, 1.04% for Class A, 1.79% for Class C, 1.04% for Class D, and 1.29% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Acquired Funds (affiliated and unaffiliated funds in which the Fund may invest), which based upon allocation of the Fund’s assets among the Acquired Funds are indirectly borne by the shareholders of the Fund. The annualized expense ratios reflect net annualized expenses after application of an expense waiver of 0.36%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO RealRetirement® 2030 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, during the accumulation years and protect against inflation over time by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, fixed-income instruments, equity securities, forwards and derivatives.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»

An allocation to the PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar Hedged) benefited performance as the Underlying PIMCO Fund posted positive returns for the period. In addition, an allocation to emerging market equities benefited performance as returns for emerging market equities was positive for the period.

»	An allocation to U.S. core bonds, through the PIMCO Total Return Fund, benefited performance as the Underlying PIMCO Fund posted positive returns for the period.

»

A significant allocation to real return assets, through the PIMCO Real Return Fund, the PIMCO CommodityRealReturn Strategy Fund® and the PIMCO RealEstateRealReturn Strategy Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the period.

»	An allocation to the PIMCO StocksPLUS® Fund detracted from performance as the Underlying PIMCO Fund posted modestly negative returns for the period.

8	PIMCO Funds	RealRetirement® Funds

PIMCO RealRetirement® 2040 Fund

Institutional Class - PROIX	Class C - POFCX
Administrative Class - PEOAX	Class D - POFDX
Class A - POFAX	Class R - POFRX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class or Administrative Class Shares is $1,000,000. The minimum initial investment amount for Class A, Class C or Class D Shares is $1,000. There is no minimum initial investment amount for Class R Shares.

Allocation Breakdown‡

Short-term Instruments	27.8%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	15.1%
PIMCO StocksPLUS® Fund	10.8%
PIMCO RealEstateRealReturn Strategy Fund	10.2%
PIMCO Total Return Fund	9.3%
PIMCO Global Advantage Strategy Bond Fund	9.2%
PIMCO CommodityRealReturn Strategy Fund®	5.7%
Other	11.9%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	Fund Inception (03/31/08)
PIMCO RealRetirement® 2040 Fund Institutional Class	6.00%	13.36%	2.16%
PIMCO RealRetirement® 2040 Fund Administrative Class	5.89%	13.13%	1.95%
PIMCO RealRetirement® 2040 Fund Class A	5.65%	12.59%	1.51%
PIMCO RealRetirement® 2040 Fund Class A (adjusted)	-0.13%	6.41%	-0.76%
PIMCO RealRetirement® 2040 Fund Class C (adjusted)	4.18%	10.75%	0.81%
PIMCO RealRetirement® 2040 Fund Class D	5.63%	12.57%	1.54%
PIMCO RealRetirement® 2040 Fund Class R	5.50%	12.41%	1.38%
Dow Jones Real ReturnSM 2040 Index	3.90%	12.01%	-2.26%
Lipper Mixed-Asset Target 2040 Funds Average	1.08%	9.96%	-2.61%

All Fund returns are net of fees and expenses.

* Cumulative Return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For Class A, C, D, and R performance current to the most recent month-end, visit www.allianzinvestors.com. Institutional and Administrative Class performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648. The adjusted returns take into account the maximum sales charge of 5.5% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.94% for Class A shares, 2.69% for Class C shares, 1.94% for Class D shares, 2.19% for Class R shares, 1.34% for Institutional Class shares, and 1.59% for Administrative Class shares. Expense ratio information is as of the Fund’s current prospectus dated 7/31/10, as revised and supplemented to date.

“Dow JonesSM” and “Dow Jones Real Return Target Date IndexesSM” are service marks of Dow Jones & Company, Inc. (“Dow Jones”). The Dow Jones Real Return Target Date Indexes are proprietary to Dow Jones and/or its licensors.

Expense Example	Actual Performance
	Institutional Class	Administrative Class	Class A	Class C	Class D	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,059.98	$1,058.90	$1,056.49	$1,051.80	$1,056.35	$1,054.96
Expenses Paid During Period†	$2.38	$3.66	$5.46	$9.31	$5.46	$6.75

Expense Example	Hypothetical Performance
	(5% return before expenses)
	Institutional Class	Administrative Class	Class A	Class C	Class D	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,022.76	$1,021.51	$1,019.75	$1,015.99	$1,019.75	$1,018.50
Expenses Paid During Period†	$2.33	$3.60	$5.37	$9.15	$5.37	$6.63

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.46% for Institutional Class, 0.71% for Administrative Class, 1.06% for Class A, 1.81% for Class C, 1.06% for Class D, and 1.31% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Acquired Funds (affiliated and unaffiliated funds in which the Fund may invest), which based upon allocation of the Fund’s assets among the Acquired Funds are indirectly borne by the shareholders of the Fund. The annualized expense ratios reflect net annualized expenses after application of an expense waiver of 0.39%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO RealRetirement® 2040 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, during the accumulation years and protect against inflation over time by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, fixed-income instruments, equity securities, forwards and derivatives.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»

An allocation to the PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar Hedged) benefited performance as the Underlying PIMCO Fund posted positive returns for the period. In addition, an allocation to emerging market equities benefited performance as returns for emerging market equities was positive for the period.

»	An allocation to U.S. core bonds, through the PIMCO Total Return Fund, benefited performance as the Underlying PIMCO Fund posted positive returns for the period.

»

A significant allocation to real return assets, through the PIMCO CommodityRealReturn Strategy Fund® and the PIMCO RealEstateRealReturn Strategy Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the period.

»	An allocation to the PIMCO StocksPLUS® Fund detracted from performance as the Underlying PIMCO Fund posted modestly negative returns for the period.

Semiannual Report	September 30, 2010	9

PIMCO RealRetirement® 2050 Fund

Institutional Class - PRMIX	Class C - PFYCX
Administrative Class - POTAX	Class D - PFYDX
Class A - PFYAX	Class R - PFYRX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class or Administrative Class Shares is $1,000,000. The minimum initial investment amount for Class A, Class C or Class D Shares is $1,000. There is no minimum initial investment amount for Class R Shares.

Allocation Breakdown‡

Short-Term Instruments	29.6%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	17.5%
PIMCO StocksPLUS® Fund	12.8%
PIMCO RealEstateRealReturn Strategy Fund	9.6%
PIMCO Global Advantage Strategy Bond Fund	7.3%
PIMCO Total Return Fund	6.1%
PIMCO CommodityRealReturn Strategy Fund®	6.0%
Other	11.1%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	Fund Inception (03/31/08)
PIMCO RealRetirement® 2050 Fund Institutional Class	5.78%	15.43%	2.61%
PIMCO RealRetirement® 2050 Fund Administrative Class	5.56%	15.06%	2.39%
PIMCO RealRetirement® 2050 Fund Class A	5.46%	14.88%	2.05%
PIMCO RealRetirement® 2050 Fund Class A (adjusted)	-0.31%	8.52%	-0.23%
PIMCO RealRetirement® 2050 Fund Class C (adjusted)	4.01%	12.87%	1.27%
PIMCO RealRetirement® 2050 Fund Class D	5.52%	14.79%	2.05%
PIMCO RealRetirement® 2050 Fund Class R	5.32%	14.54%	1.84%
Dow Jones Real ReturnSM 2040+ Index	3.50%	12.11%	-3.00%
Lipper Mixed-Asset Target 2050+ Funds Average	0.93%	10.00%	-2.71%

* Cumulative Return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For Class A, C, D, and R performance current to the most recent month-end, visit www.allianzinvestors.com. Institutional and Administrative Class performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648. The adjusted returns take into account the maximum sales charge of 5.5% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.97% for Class A shares, 2.72% for Class C shares, 1.97% for Class D shares, 2.22% for Class R shares, 1.37% for Institutional Class shares, and 1.62% for Administrative Class shares. Expense ratio information is as of the Fund’s current prospectus dated 7/31/10, as revised and supplemented to date.

“Dow JonesSM” and “Dow Jones Real Return Target Date IndexesSM” are service marks of Dow Jones & Company, Inc. (“Dow Jones”). The Dow Jones Real Return Target Date Indexes are proprietary to Dow Jones and/or its licensors.

Expense Example	Actual Performance
	Institutional Class	Administrative Class	Class A	Class C	Class D	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,057.84	$1,055.55	$1,054.62	$1,050.06	$1,055.22	$1,053.19
Expenses Paid During Period†	$2.32	$3.61	$5.41	$9.25	$5.41	$6.69

Expense Example	Hypothetical Performance
	(5% return before expenses)
	Institutional Class	Administrative Class	Class A	Class C	Class D	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,022.81	$1,021.56	$1,019.80	$1,016.04	$1,019.80	$1,018.55
Expenses Paid During Period†	$2.28	$3.55	$5.32	$9.10	$5.32	$6.58

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.45% for Institutional Class, 0.70% for Administrative Class, 1.05% for Class A, 1.80% for Class C, 1.05% for Class D, and 1.30% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Acquired Funds (affiliated and unaffiliated funds in which the Fund may invest), which based upon allocation of the Fund’s assets among the Acquired Funds are indirectly borne by the shareholders of the Fund. The annualized expense ratios reflect net annualized expenses after application of an expense waiver of 0.40%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO RealRetirement® 2050 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, during the accumulation years and protect against inflation over time by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, fixed-income instruments, equity securities, forwards and derivatives.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»

An allocation to the PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar Hedged) benefited performance as the Underlying PIMCO Fund posted positive returns for the period. In addition, an allocation to emerging market equities benefited performance as returns for emerging market equities was positive for the period.

»	An allocation to U.S. core bonds, through the PIMCO Total Return Fund, benefited performance as the Underlying PIMCO Fund posted positive returns for the period.

»

A significant allocation to real return assets, through the PIMCO CommodityRealReturn Strategy Fund® and the PIMCO RealEstateRealReturn Strategy Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the period.

»	An allocation to the PIMCO StocksPLUS® Fund detracted from performance as the Underlying PIMCO Fund posted modestly negative returns for the period.

10	PIMCO Funds	RealRetirement® Funds

Benchmark Descriptions

Index	Description

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones Real ReturnSM 2010 Index	Dow Jones Real ReturnSM 2010 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones Real ReturnSM 2020 Index	Dow Jones Real ReturnSM 2020 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones Real ReturnSM 2030 Index	Dow Jones Real ReturnSM 2030 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones Real ReturnSM 2040 Index	Dow Jones Real ReturnSM 2040 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones Real ReturnSM 2040+ Index	Dow Jones Real ReturnSM 2040+ Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	11

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO RealRetirement® 2010 Fund
Institutional Class
04/01/2010 - 09/30/2010+	$8.30	$0.23	$0.34	$0.57	$(0.27)	$0.00
03/31/2010	6.78	0.44	1.47	1.91	(0.33)	(0.06)
03/31/2009	10.00	0.44	(2.16)	(1.72)	(0.38)	(1.12)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Administrative Class
04/01/2010 - 09/30/2010+	8.30	0.22	0.33	0.55	(0.26)	0.00
03/31/2010	6.77	0.39	1.51	1.90	(0.31)	(0.06)
06/30/2008 - 03/31/2009	9.88	0.34	(2.00)	(1.66)	(0.33)	(1.12)
Class A
04/01/2010 - 09/30/2010+	8.27	0.21	0.34	0.55	(0.25)	0.00
03/31/2010	6.76	0.45	1.41	1.86	(0.29)	(0.06)
03/31/2009	10.00	0.47	(2.25)	(1.78)	(0.34)	(1.12)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class C
04/01/2010 - 09/30/2010+	8.25	0.16	0.34	0.50	(0.21)	0.00
03/31/2010	6.75	0.34	1.46	1.80	(0.24)	(0.06)
07/31/2008 - 03/31/2009	9.73	0.20	(1.75)	(1.55)	(0.31)	(1.12)
Class D
04/01/2010 - 09/30/2010+	8.28	0.22	0.32	0.54	(0.25)	0.00
03/31/2010	6.77	0.64	1.22	1.86	(0.29)	(0.06)
03/31/2009	10.00	0.28	(2.06)	(1.78)	(0.33)	(1.12)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class R
04/01/2010 - 09/30/2010+	8.27	0.19	0.34	0.53	(0.24)	0.00
03/31/2010	6.76	0.38	1.46	1.84	(0.27)	(0.06)
07/31/2008 - 03/31/2009	9.73	0.22	(1.76)	(1.54)	(0.31)	(1.12)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

12	PIMCO Funds	RealRetirement® Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.27)	$8.60	6.91%	$4,786	0.38	%*	0.75	%*	0.38	%*	0.75	%*	5.49	%*	0%
(0.39)	8.30	28.20	3,934	0.38		0.75		0.38		0.75		5.48		10
(1.50)	6.78	(17.26)	2,480	0.23		2.38		0.23		2.38		5.09		186
0.00	10.00	0.00	3,000	0.14	*	0.14	*	0.14	*	0.14	*	(0.14)		0

(0.26)	8.59	6.67	11	0.63	*	1.00	*	0.63	*	1.00	*	5.17	*	0
(0.37)	8.30	28.11	11	0.63		1.00		0.63		1.00		4.89		10
(1.45)	6.77	(16.74)	8	0.50	*	3.26	*	0.50	*	3.26	*	5.58	*	186

(0.25)	8.57	6.66	999	0.98	*	1.35	*	0.98	*	1.35	*	4.93	*	0
(0.35)	8.27	27.54	892	0.98		1.35		0.98		1.35		5.68		10
(1.46)	6.76	(17.78)	261	0.87		4.62		0.87		4.62		6.14		186
0.00	10.00	0.00	10	0.74	*	0.74	*	0.74	*	0.74	*	(0.74	)*	0

(0.21)	8.54	6.14	321	1.73	*	2.10	*	1.73	*	2.10	*	3.90	*	0
(0.30)	8.25	26.64	310	1.73		2.10		1.73		2.10		4.26		10
(1.43)	6.75	(15.98)	101	1.69	*	7.41	*	1.69	*	7.41	*	4.37	*	186

(0.25)	8.57	6.55	289	0.98	*	1.35	*	0.98	*	1.35	*	5.29	*	0
(0.35)	8.28	27.52	273	1.00		1.35		1.00		1.35		7.84		10
(1.45)	6.77	(17.82)	28	0.87		5.40		0.87		5.40		3.50		186
0.00	10.00	0.00	10	0.74	*	0.74	*	0.74	*	0.74	*	(0.74	)*	0

(0.24)	8.56	6.41	130	1.23	*	1.60	*	1.23	*	1.60	*	4.61	*	0
(0.33)	8.27	27.24	115	1.23		1.60		1.23		1.60		4.73		10
(1.43)	6.76	(15.77)	36	1.23	*	9.83	*	1.23	*	9.83	*	4.34	*	186

Semiannual Report	September 30, 2010	13

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO RealRetirement® 2020 Fund
Institutional Class
04/01/2010 - 09/30/2010+	$8.10	$0.24	$0.25	$0.49	$(0.24)	$0.00
03/31/2010	6.40	0.36	1.64	2.00	(0.30)	0.00
03/31/2009	10.00	0.41	(2.57)	(2.16)	(0.36)	(1.08)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Administrative Class
04/01/2010 - 09/30/2010+	8.15	0.05	0.43	0.48	(0.15)	0.00
03/31/2010	6.40	0.88	1.10	1.98	(0.23)	0.00
06/30/2008 - 03/31/2009	9.92	0.32	(2.44)	(2.12)	(0.32)	(1.08)
Class A
04/01/2010 - 09/30/2010+	8.06	0.21	0.25	0.46	(0.21)	0.00
03/31/2010	6.39	0.38	1.55	1.93	(0.26)	0.00
03/31/2009	10.00	0.45	(2.66)	(2.21)	(0.32)	(1.08)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class C
04/01/2010 - 09/30/2010+	8.06	0.18	0.25	0.43	(0.19)	0.00
03/31/2010	6.39	0.41	1.48	1.89	(0.22)	0.00
07/31/2008 - 03/31/2009	9.74	0.25	(2.24)	(1.99)	(0.28)	(1.08)
Class D
04/01/2010 - 09/30/2010+	8.07	0.21	0.25	0.46	(0.21)	0.00
03/31/2010	6.39	0.49	1.46	1.95	(0.27)	0.00
03/31/2009	10.00	0.44	(2.65)	(2.21)	(0.32)	(1.08)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class R
04/01/2010 - 09/30/2010+	8.07	0.20	0.25	0.45	(0.20)	0.00
03/31/2010	6.40	0.42	1.51	1.93	(0.26)	0.00
07/31/2008 - 03/31/2009	9.74	0.28	(2.24)	(1.96)	(0.30)	(1.08)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

14	PIMCO Funds	RealRetirement® Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.24)	$8.35	6.06%	$4,009	0.38	%*	0.75	%*	0.38	%*	0.75	%*	5.76	%*	1%
(0.30)	8.10	31.41	3,350	0.39		0.75		0.39		0.75		4.68		13
(1.44)	6.40	(21.76)	2,346	0.22		2.51		0.22		2.51		4.92		232
0.00	10.00	0.00	3,000	0.14	*	0.14	*	0.14	*	0.14	*	(0.14	)*	0

(0.15)	8.48	5.94	11	0.63	*	1.00	*	0.63	*	1.00	*	1.16	*	1
(0.23)	8.15	31.07	26	0.73		1.00		0.73		1.00		10.98		13
(1.40)	6.40	(21.42)	8	0.47	*	3.46	*	0.47	*	3.46	*	5.42	*	232

(0.21)	8.31	5.81	1,433	0.98	*	1.35	*	0.98	*	1.35	*	5.23	*	1
(0.26)	8.06	30.37	1,036	1.03		1.35		1.03		1.35		4.93		13
(1.40)	6.39	(22.23)	209	0.82		4.29		0.82		4.29		5.59		232
0.00	10.00	0.00	10	0.74	*	0.74	*	0.74	*	0.74	*	(0.74	)*	0

(0.19)	8.30	5.35	634	1.73	*	2.10	*	1.73	*	2.10	*	4.46	*	1
(0.22)	8.06	29.69	488	1.78		2.10		1.78		2.10		5.18		13
(1.36)	6.39	(20.57)	8	1.59	*	4.92	*	1.59	*	4.92	*	4.95	*	232

(0.21)	8.32	5.81	1,292	0.98	*	1.35	*	0.98	*	1.35	*	5.19	*	1
(0.27)	8.07	30.61	1,001	1.03		1.35		1.03		1.35		6.28		13
(1.40)	6.39	(22.24)	114	0.93		7.44		0.93		7.44		6.35		232
0.00	10.00	0.00	10	0.74	*	0.74	*	0.74	*	0.74	*	(0.74	)*	0

(0.20)	8.32	5.68	661	1.23	*	1.60	*	1.23	*	1.60	*	4.81	*	1
(0.26)	8.07	30.22	466	1.33		1.60		1.33		1.60		5.28		13
(1.38)	6.40	(20.25)	8	1.09	*	4.42	*	1.09	*	4.42	*	5.45	*	232

Semiannual Report	September 30, 2010	15

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO RealRetirement® 2030 Fund
Institutional Class
04/01/2010 - 09/30/2010+	$7.76	$0.24	$0.18	$0.42	$(0.28)	$0.00
03/31/2010	5.92	0.37	1.78	2.15	(0.24)	(0.07)
03/31/2009	10.00	0.39	(3.07)	(2.68)	(0.32)	(1.08)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Administrative Class
04/01/2010 - 09/30/2010+	7.76	0.23	0.18	0.41	(0.27)	0.00
03/31/2010	5.93	0.32	1.81	2.13	(0.23)	(0.07)
06/30/2008 - 03/31/2009	9.97	0.29	(2.95)	(2.66)	(0.30)	(1.08)
Class A
04/01/2010 - 09/30/2010+	7.73	0.22	0.16	0.38	(0.25)	0.00
03/31/2010	5.91	0.45	1.65	2.10	(0.21)	(0.07)
03/31/2009	10.00	0.30	(3.02)	(2.72)	(0.29)	(1.08)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class C
04/01/2010 - 09/30/2010+	7.69	0.18	0.18	0.36	(0.23)	0.00
03/31/2010	5.90	0.46	1.57	2.03	(0.17)	(0.07)
07/31/2008 - 03/31/2009	9.73	0.10	(2.57)	(2.47)	(0.28)	(1.08)
Class D
04/01/2010 - 09/30/2010+	7.73	0.21	0.17	0.38	(0.25)	0.00
03/31/2010	5.91	0.58	1.52	2.10	(0.21)	(0.07)
03/31/2009	10.00	0.14	(2.87)	(2.73)	(0.28)	(1.08)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class R
04/01/2010 - 09/30/2010+	7.74	0.21	0.17	0.38	(0.25)	0.00
03/31/2010	5.92	0.47	1.62	2.09	(0.20)	(0.07)
07/31/2008 - 03/31/2009	9.73	0.25	(2.71)	(2.46)	(0.27)	(1.08)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

16	PIMCO Funds	RealRetirement® Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.28)	$7.90	5.42%	$3,801	0.44	%*	0.80	%*	0.44	%*	0.80	%*	6.01	%*	3%
(0.31)	7.76	36.55	3,607	0.41		0.80		0.41		0.80		5.08		9
(1.40)	5.92	(27.14)	2,186	0.26		2.69		0.26		2.69		4.72		233
0.00	10.00	0.00	3,000	0.16	*	0.16	*	0.16	*	0.16	*	(0.16	)*	0

(0.27)	7.90	5.31	10	0.69	*	1.05	*	0.69	*	1.05	*	5.81	*	3
(0.30)	7.76	36.00	10	0.66		1.05		0.66		1.05		4.45		9
(1.38)	5.93	(27.03)	7	0.51	*	3.73	*	0.51	*	3.73	*	5.17	*	233

(0.25)	7.86	5.03	695	1.04	*	1.40	*	1.04	*	1.40	*	5.55	*	3
(0.28)	7.73	35.68	565	1.05		1.40		1.05		1.40		6.09		9
(1.37)	5.91	(27.55)	64	0.93		7.18		0.93		7.18		3.86		233
0.00	10.00	0.00	10	0.76	*	0.76	*	0.76	*	0.76	*	(0.76	)*	0

(0.23)	7.82	4.71	1,102	1.79	*	2.15	*	1.79	*	2.15	*	4.72	*	3
(0.24)	7.69	34.55	872	1.80		2.15		1.80		2.15		6.20		9
(1.36)	5.90	(25.73)	81	1.72	*	8.31	*	1.72	*	8.31	*	2.44	*	233

(0.25)	7.86	5.02	915	1.04	*	1.40	*	1.04	*	1.40	*	5.32	*	3
(0.28)	7.73	35.74	894	1.05		1.40		1.05		1.40		7.68		9
(1.36)	5.91	(27.57)	50	0.98		9.28		0.98		9.28		1.93		233
0.00	10.00	0.00	10	0.76	*	0.76	*	0.76	*	0.76	*	(0.76	)*	0

(0.25)	7.87	4.91	231	1.29	*	1.65	*	1.29	*	1.65	*	5.38	*	3
(0.27)	7.74	35.37	2	1.34		1.65		1.34		1.65		6.18		9
(1.35)	5.92	(25.60)	8	1.13	*	4.90	*	1.13	*	4.90	*	5.29	*	233

Semiannual Report	September 30, 2010	17

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO RealRetirement® 2040 Fund
Institutional Class
04/01/2010 - 09/30/2010+	$7.65	$0.28	$0.17	$0.45	$(0.27)	$0.00
03/31/2010	5.35	0.43	2.19	2.62	(0.28)	(0.04)
03/31/2009	10.00	0.31	(3.58)	(3.27)	(0.29)	(1.09)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Administrative Class
04/01/2010 - 09/30/2010+	7.64	0.27	0.17	0.44	(0.26)	0.00
03/31/2010	5.34	0.39	2.22	2.61	(0.27)	(0.04)
6/30/2008 - 03/31/2009	9.96	0.22	(3.47)	(3.25)	(0.28)	(1.09)
Class A
04/01/2010 - 09/30/2010+	7.60	0.27	0.15	0.42	(0.25)	0.00
03/31/2010	5.32	0.48	2.09	2.57	(0.25)	(0.04)
03/31/2009	10.00	0.27	(3.59)	(3.32)	(0.27)	(1.09)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class C
04/01/2010 - 09/30/2010+	7.58	0.24	0.15	0.39	(0.23)	0.00
03/31/2010	5.33	0.47	2.04	2.51	(0.22)	(0.04)
07/31/2008 - 03/31/2009	9.71	0.17	(3.21)	(3.04)	(0.25)	(1.09)
Class D
04/01/2010 - 09/30/2010+	7.61	0.27	0.15	0.42	(0.25)	0.00
03/31/2010	5.33	0.57	2.00	2.57	(0.25)	(0.04)
03/31/2009	10.00	0.26	(3.57)	(3.31)	(0.27)	(1.09)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class R
04/01/2010 - 09/30/2010+	7.62	0.25	0.16	0.41	(0.24)	0.00
03/31/2010	5.34	0.44	2.12	2.56	(0.24)	(0.04)
07/31/2008 - 03/31/2009	9.71	0.19	(3.20)	(3.01)	(0.27)	(1.09)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

18	PIMCO Funds	RealRetirement® Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.27)	$7.83	6.00%	$3,494	0.46	%*	0.85	%*	0.46	%*	0.85	%*	7.27	%*	2%
(0.32)	7.65	49.11	3,257	0.45		0.85		0.45		0.85		6.04		13
(1.38)	5.35	(33.25)	2,001	0.33		2.92		0.33		2.92		3.90		244
0.00	10.00	0.00	3,000	0.24	*	0.24	*	0.24	*	0.24	*	(0.24	)*	0

(0.26)	7.82	5.89	11	0.71	*	1.10	*	0.71	*	1.10	*	6.98	*	2
(0.31)	7.64	48.87	10	0.70		1.10		0.70		1.10		5.56		13
(1.37)	5.34	(33.19)	7	0.58	*	4.08	*	0.58	*	4.08	*	4.20	*	244

(0.25)	7.77	5.65	369	1.06	*	1.45	*	1.06	*	1.45	*	7.20	*	2
(0.29)	7.60	48.35	181	1.08		1.45		1.08		1.45		6.62		13
(1.36)	5.32	(33.76)	30	0.93		5.59		0.93		5.59		3.93		244
0.00	10.00	0.00	10	0.84	*	0.84	*	0.84	*	0.84	*	(0.84	)*	0

(0.23)	7.74	5.18	48	1.81	*	2.20	*	1.81	*	2.20	*	6.19	*	2
(0.26)	7.58	47.12	29	1.83		2.20		1.83		2.20		6.59		13
(1.34)	5.33	(31.88)	7	1.70	*	5.74	*	1.70	*	5.74	*	3.82	*	244

(0.25)	7.78	5.63	477	1.06	*	1.45	*	1.06	*	1.45	*	7.18	*	2
(0.29)	7.61	48.36	327	1.08		1.45		1.08		1.45		7.75		13
(1.36)	5.33	(33.71)	9	0.93		4.25		0.93		4.25		3.27		244
0.00	10.00	0.00	10	0.84	*	0.84	*	0.84	*	0.84	*	(0.84	)*	0

(0.24)	7.79	5.50	380	1.31	*	1.70	*	1.31	*	1.70	*	6.55	*	2
(0.28)	7.62	47.92	313	1.33		1.70		1.33		1.70		6.12		13
(1.36)	5.34	(31.61)	8	1.20	*	5.43	*	1.20	*	5.43	*	4.32	*	244

Semiannual Report	September 30, 2010	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO RealRetirement® 2050 Fund
Institutional Class
04/01/2010 - 09/30/2010+	$7.99	$0.31	$0.14	$0.45	$(0.28)	$0.00
03/31/2010	5.31	0.47	2.46	2.93	(0.18)	(0.07)
03/31/2009	10.00	0.24	(3.69)	(3.45)	(0.24)	(1.00)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Administrative Class
04/01/2010 - 09/30/2010+	7.98	0.30	0.14	0.44	(0.28)	0.00
03/31/2010	5.31	0.44	2.47	2.91	(0.17)	(0.07)
06/30/2008 - 03/31/2009	9.78	0.15	(3.39)	(3.24)	(0.23)	(1.00)
Class A
04/01/2010 - 09/30/2010+	7.94	0.33	0.10	0.43	(0.27)	0.00
03/31/2010	5.29	0.57	2.31	2.88	(0.16)	(0.07)
03/31/2009	10.00	0.17	(3.67)	(3.50)	(0.21)	(1.00)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class C
04/01/2010 - 09/30/2010+	7.89	0.27	0.12	0.39	(0.24)	0.00
03/31/2010	5.29	0.85	1.96	2.81	(0.14)	(0.07)
07/31/2008 - 03/31/2009	9.63	0.10	(3.24)	(3.14)	(0.20)	(1.00)
Class D
04/01/2010 - 09/30/2010+	7.94	0.50	(0.07)	0.43	(0.27)	0.00
03/31/2010	5.30	0.71	2.16	2.87	(0.16)	(0.07)
03/31/2009	10.00	0.18	(3.67)	(3.49)	(0.21)	(1.00)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class R
04/01/2010 - 09/30/2010+	7.94	0.29	0.13	0.42	(0.26)	0.00
03/31/2010	5.30	0.46	2.40	2.86	(0.15)	(0.07)
07/31/2008 - 03/31/2009	9.63	0.12	(3.24)	(3.12)	(0.21)	(1.00)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

20	PIMCO Funds	RealRetirement® Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.28)	$8.16	5.78%	$3,418	0.45	%*	0.85	%*	0.45	%*	0.85	%*	7.78	%*	5%
(0.25)	7.99	55.35	3,183	0.42		0.85		0.42		0.85		6.50		14
(1.24)	5.31	(35.10)	1,947	0.36		2.94		0.36		2.94		3.04		227
0.00	10.00	0.00	3,000	0.29	*	0.29	*	0.29	*	0.29	*	(0.29	)*	0

(0.28)	8.14	5.56	11	0.70	*	1.10	*	0.70	*	1.10	*	7.53	*	5
(0.24)	7.98	54.99	10	0.67		1.10		0.67		1.10		6.07		14
(1.23)	5.31	(33.73)	6	0.61	*	4.12	*	0.61	*	4.12	*	2.91	*	227

(0.27)	8.10	5.46	134	1.05	*	1.45	*	1.05	*	1.45	*	8.36	*	5
(0.23)	7.94	54.65	75	1.02		1.45		1.02		1.45		7.85		14
(1.21)	5.29	(35.50)	20	0.96		5.19		0.96		5.19		2.43		227
0.00	10.00	0.00	10	0.89	*	0.89	*	0.89	*	0.89	*	(0.89	)*	0

(0.24)	8.04	5.01	163	1.80	*	2.20	*	1.80	*	2.20	*	6.85	*	5
(0.21)	7.89	53.33	129	1.79		2.20		1.79		2.20		11.32		14
(1.20)	5.29	(33.22)	8	1.73	*	6.10	*	1.73	*	6.10	*	2.27	*	227

(0.27)	8.10	5.52	2,176	1.05	*	1.45	*	1.05	*	1.45	*	12.34	*	5
(0.23)	7.94	54.36	301	1.03		1.45		1.03		1.45		9.52		14
(1.21)	5.30	(35.41)	10	0.96		4.54		0.96		4.54		2.35		227
0.00	10.00	0.00	10	0.89	*	0.89	*	0.89	*	0.89	*	(0.89	)*	0

(0.26)	8.10	5.32	35	1.30	*	1.70	*	1.30	*	1.70	*	7.27	*	5
(0.22)	7.94	54.10	26	1.27		1.70		1.27		1.70		6.32		14
(1.21)	5.30	(32.94)	11	1.23	*	6.10	*	1.23	*	6.10	*	2.84	*	227

Semiannual Report	September 30, 2010	21

Statements of Assets and Liabilities

September 30, 2010 (Unaudited)

(Amounts in thousands, except per share amounts)	PIMCO RealRetirement® 2010 Fund	PIMCO RealRetirement® 2020 Fund	PIMCO RealRetirement® 2030 Fund	PIMCO RealRetirement® 2040 Fund	PIMCO RealRetirement® 2050 Fund

Assets:
Investments, at value	$729	$1,072	$856	$667	$952
Investments in Affiliates, at value	5,762	6,908	5,715	3,978	4,829
Repurchase agreements, at value	0	0	0	118	0
Cash	41	56	85	0	67
Deposits with counterparty	20	20	23	17	0
Receivable for investments sold	0	1	1	1	1
Receivable for Fund shares sold	0	2	93	10	115
Interest and dividends receivable	1	2	0	0	0
Dividends receivable from Affiliates	5	6	4	3	2
Variation margin receivable	1	0	0	0	0
Swap premiums paid	1	0	1	1	0
Unrealized appreciation on swap agreements	1	1	1	0	0
	6,561	8,068	6,779	4,795	5,966

Liabilities:
Payable for investments in Affiliates purchased	$5	$6	$4	$2	$2
Payable for Fund shares redeemed	1	0	0	0	8
Written options outstanding	7	9	8	5	5
Accrued related party fees	3	4	4	3	4
Variation margin payable	0	0	0	0	1
Swap premiums received	7	7	7	5	4
Unrealized depreciation on foreign currency contracts	1	1	1	1	5
Unrealized depreciation on swap agreements	1	1	1	0	0
	25	28	25	16	29

Net Assets	$6,536	$8,040	$6,754	$4,779	$5,937

Net Assets Consist of:
Paid in capital	$6,679	$8,222	$7,110	$5,158	$6,274
Undistributed net investment income	32	41	51	71	80
Accumulated undistributed net realized (loss)	(26)	(24)	(126)	(100)	(148)
Net unrealized (depreciation)	(149)	(199)	(281)	(350)	(269)
	$6,536	$8,040	$6,754	$4,779	$5,937

Net Assets:
Institutional Class	$4,786	$4,009	$3,801	$3,494	$3,418
Administrative Class	11	11	10	11	11
Class A	999	1,433	695	369	134
Class C	321	634	1,102	48	163
Class D	289	1,292	915	477	2,176
Class R	130	661	231	380	35

Shares Issued and Outstanding:
Institutional Class	556	480	481	446	419
Administrative Class	1	1	1	1	1
Class A	117	172	88	48	17
Class C	38	76	141	6	20
Class D	34	155	116	61	269
Class R	15	79	29	49	4

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Institutional Class	$8.60	$8.35	$7.90	$7.83	$8.16
Administrative Class	8.59	8.48	7.90	7.82	8.14
Class A	8.57	8.31	7.86	7.77	8.10
Class C	8.54	8.30	7.82	7.74	8.04
Class D	8.57	8.32	7.86	7.78	8.10
Class R	8.56	8.32	7.87	7.79	8.10

Cost of Investments Owned	$610	$952	$733	$548	$827
Cost of Investments in Affiliates Owned	$6,040	$7,238	$6,128	$4,452	$5,227
Cost of Repurchase Agreements Owned	$0	$0	$0	$118	$0
Premiums Received on Written Options	$15	$19	$17	$11	$10

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

22	PIMCO Funds	RealRetirement® Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO RealRetirement® 2010 Fund	PIMCO RealRetirement® 2020 Fund	PIMCO RealRetirement® 2030 Fund	PIMCO RealRetirement® 2040 Fund	PIMCO RealRetirement® 2050 Fund

Investment Income:
Interest	$1	$3	$1	$0	$0
Dividends	0	0	1	1	1
Dividends from Affiliate investments	171	212	200	169	192
Total Income	172	215	202	170	193

Expenses:
Investment advisory fees	21	25	23	17	17
Supervisory and administrative fees	5	9	7	3	3
Distribution fees - Class C	1	2	4	0	1
Distribution fees - Class R	0	1	0	1	0
Servicing fees - Class A	1	1	1	0	0
Servicing fees - Class C	0	1	1	0	0
Servicing fees - Class R	0	1	0	1	0
Total Expenses	28	40	36	22	21
Waiver by Manager	(11)	(13)	(11)	(8)	(8)
Net Expenses	17	27	25	14	13

Net Investment Income	155	188	177	156	180

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(6)	(8)	(11)	(6)	(5)
Net realized (loss) on Affiliate investments	0	0	0	(13)	(33)
Net realized gain on futures contracts, written options and swaps	106	86	61	56	63
Net realized (loss) on foreign currency transactions	(2)	(2)	(2)	(2)	(3)
Net change in unrealized appreciation on investments	19	22	31	42	47
Net change in unrealized appreciation on Affiliate investments	106	107	56	14	5
Net change in unrealized appreciation on futures contracts, written options and swaps	12	12	9	7	9
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1)	(1)	(1)	(1)	(3)
Net Gain	234	216	143	97	80

Net Increase in Net Assets Resulting from Operations	$389	$404	$320	$253	$260

See Accompanying Notes	Semiannual Report	September 30, 2010	23

Statements of Changes in Net Assets

	PIMCO RealRetirement® 2010 Fund		PIMCO RealRetirement® 2020 Fund

(Amounts in thousands)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$155	$231	$188	$231
Net realized gain (loss)	98	(114)	76	(62)
Net realized (loss) on Affiliate investments	0	(17)	0	(24)
Net capital gain distributions received from Underlying Funds	0	19	0	21
Net change in unrealized appreciation	30	141	33	125
Net change in unrealized appreciation on Affiliate investments	106	678	107	730
Net increase resulting from operations	389	938	404	1,021

Distributions to Shareholders:
From net investment income
Institutional Class	(138)	(141)	(106)	(120)
Administrative Class	0	0	0	(7)
Class A	(27)	(25)	(34)	(27)
Class C	(8)	(8)	(13)	(10)
Class D	(8)	(6)	(31)	(19)
Class R	(3)	(4)	(15)	(14)
From net realized capital gains
Institutional Class	0	(24)	0	(1)
Class A	0	(4)	0	0
Class C	0	(2)	0	0
Class D	0	(1)	0	0
Class R	0	(1)	0	0

Total Distributions	(184)	(216)	(199)	(198)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	710	945	524	361
Administrative Class	0	0	320	335
Class A	186	756	439	969
Class C	60	183	145	464
Class D	247	315	480	877
Class R	8	64	165	420
Issued as reinvestment of distributions
Institutional Class	138	165	106	121
Administrative Class	0	0	0	7
Class A	22	25	29	27
Class C	8	10	13	10
Class D	8	7	31	18
Class R	3	5	15	14
Cost of shares redeemed
Institutional Class	(147)	(235)	(78)	(104)
Administrative Class	0	0	(329)	(320)
Class A	(130)	(230)	(108)	(268)
Class C	(69)	(21)	(30)	(19)
Class D	(246)	(86)	(251)	(55)
Class R	(2)	(4)	(3)	(6)
Net increase resulting from Fund share transactions	796	1,899	1,468	2,851

Total Increase in Net Assets	1,001	2,621	1,673	3,674

Net Assets:
Beginning of period	5,535	2,914	6,367	2,693
End of period*	$6,536	$5,535	$8,040	$6,367

*Including undistributed net investment income of:	$32	$61	$41	$52

24	PIMCO Funds	RealRetirement® Funds	See Accompanying Notes

PIMCO RealRetirement® 2030 Fund		PIMCO RealRetirement® 2040 Fund		PIMCO RealRetirement® 2050 Fund

Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

$177	$214	$156	$203	$180	$194
48	(150)	48	(107)	55	(176)
0	(28)	(13)	(39)	(33)	(38)
0	21	0	20	0	18
39	213	48	261	53	282
56	735	14	800	5	869
320	1,005	253	1,138	260	1,149

(129)	(105)	(117)	(115)	(114)	(70)
0	0	0	0	0	0
(20)	(10)	(10)	(5)	(4)	(1)
(28)	(13)	(1)	(1)	(5)	(2)
(25)	(13)	(13)	(9)	(48)	(4)
(7)	(4)	(11)	(8)	(1)	(1)

0	(31)	0	(15)	0	(28)
0	(3)	0	(1)	0	(1)
0	(4)	0	0	0	(1)
0	(3)	0	(1)	0	(1)
0	(2)	0	(1)	0	0

(209)	(188)	(152)	(156)	(172)	(109)

271	711	115	290	125	145
0	0	0	0	0	0
207	476	247	125	74	47
306	763	17	18	27	109
292	889	136	276	1,881	285
34	164	47	292	7	9

129	136	117	129	114	98
0	0	0	0	0	0
20	10	10	6	4	2
28	17	1	1	5	3
25	16	13	10	30	4
5	5	11	9	1	1

(273)	(112)	(71)	(35)	(74)	0
0	0	0	0	0	0
(106)	(23)	(75)	(7)	(21)	(6)
(119)	(28)	0	(1)	0	0
(312)	(101)	(7)	0	(48)	(15)
0	0	0	(40)	0	0
507	2,923	561	1,073	2,125	682

618	3,740	662	2,055	2,213	1,722

6,136	2,396	4,117	2,062	3,724	2,002
$6,754	$6,136	$4,779	$4,117	$5,937	$3,724

$51	$83	$71	$67	$80	$72

Semiannual Report	September 30, 2010	25

Schedule of Investments PIMCO RealRetirement® 2010 Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 3.1%

U.S. Treasury Notes
1.125% due 06/30/2011	$200	$201

Total U.S. Treasury Obligations (Cost $201)		201

	SHARES
MUTUAL FUNDS (a)(b) 63.6%

PIMCO CommodityRealReturn Strategy Fund®	24,236	199

PIMCO Global Advantage Strategy Bond Fund	34,328	403

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	70,010	622

PIMCO Real Return Fund	81,492	941

PIMCO RealEstateRealReturn Strategy Fund	109,803	493

PIMCO StocksPLUS® Fund	37,503	293

PIMCO Total Return Fund	103,843	1,205

Total Mutual Funds (Cost $4,435)		4,156

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 29.1%

U.S. TREASURY BILLS 4.6%
0.105% due 10/07/2010	$300	$300

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 24.5%
	160,302	1,606

Total Short-Term Instruments (Cost $1,905)		1,906

PURCHASED OPTIONS (e) 3.5%
(Cost $109)		228

Total Investments 99.3% (Cost $6,650)		$6,491

Written Options (f) (0.1%) (Premiums $15)		(7)

Other Assets and Liabilities (Net) 0.8%		52

Net Assets 100.0%		$6,536

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Fund.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Cash of $20 has been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2010	4	$2

(d)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	550	$(5)	$(5)	$0
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		40	(1)	0	(1)
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017		60	0	(1)	1

							$(6)	$(6)	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Purchased options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$750.000	12/18/2010	5	$5	$1

26	PIMCO Funds	RealRetirement® Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$92
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	42	119
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	450	5	4

								$82	$215

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	$	1.000	05/04/2011	EUR	180	$1	$0
Put - OTC EUR versus USD		1.000	05/22/2015		410	21	12

						$22	$12

(f)	Written options outstanding on September 30, 2010:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	$	1.000	05/22/2013	EUR	410	$15	$7

Transactions in written call and put options for the period ended September 30, 2010:
	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	0	$11	EUR	0	$3
Sales	6	0		410	39
Closing Buys	(6)	(11)		0	(27)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2010	0	$0	EUR	410	$15

(g)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	4	10/2010	UBS	$0	$0	$0
Sell		1	11/2010	DUB	0	0	0
Sell	GBP	45	12/2010	UBS	0	(1)	(1)

					$0	$(1)	$(1)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
U.S. Treasury Obligations	$0	$201	$0	$201
Mutual Funds	4,156	0	0	4,156
Short-Term Instruments
U.S. Treasury Bills	0	300	0	300
PIMCO Short-Term Floating NAV Portfolio	1,606	0	0	1,606
Purchased Options
Equity Contracts	1	0	0	1
Foreign Exchange Contracts	0	12	0	12
Interest Rate Contracts	0	215	0	215
Investments, at value	$5,763	$728	$0	$6,491

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instrument s (7) - Assets
Credit Contracts	$0	$1	$0	$1
Interest Rate Contracts	2	0	0	2
	$2	$1	$0	$3

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1)	0	(1)
Foreign Exchange Contracts	0	(8)	0	(8)
	$0	$(9)	$0	$(9)

Totals	$5,765	$720	$0	$6,485

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2010	27

Schedule of Investments PIMCO RealRetirement® 2010 Fund (Cont.)

September 30, 2010 (Unaudited)

(i)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$215	$12	$0	$1	$0	$228
Variation margin receivable (2)	1	0	0	0	0	1
Unrealized appreciation on swap agreements	0	0	1	0	0	1

	$216	$12	$1	$1	$0	$230

Liabilities:
Written options outstanding	$0	$7	$0	$0	$0	$7
Unrealized depreciation on foreign currency contracts	0	1	0	0	0	1
Unrealized depreciation on swap agreements	0	0	1	0	0	1

	$0	$8	$1	$0	$0	$9

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(5)	$0	$(5)
Net realized gain (loss) on futures contracts, written options and swaps	90	0	(3)	19	0	106
Net realized (loss) on foreign currency transactions	0	(3)	0	0	0	(3)

	$90	$(3)	$(3)	$14	$0	$98

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$26	$(9)	$0	$1	$0	$18
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	6	8	0	(2)	0	12

	$32	$(1)	$0	$(1)	$0	$30

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2 as reported in the Notes to Schedule of Investments.

28	PIMCO Funds	RealRetirement® Funds	See Accompanying Notes

Schedule of Investments PIMCO RealRetirement® 2020 Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 10.0%

U.S. Treasury Notes
1.125% due 06/30/2011	$800	$805

Total U.S. Treasury Obligations (Cost $802)		805

	SHARES
MUTUAL FUNDS (a)(b) 63.5%

PIMCO CommodityRealReturn Strategy Fund®	29,974	246

PIMCO Global Advantage Strategy Bond Fund	37,465	440

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	88,418	786

PIMCO Real Return Fund	76,020	878

PIMCO RealEstateRealReturn Strategy Fund	113,161	508

PIMCO StocksPLUS® Fund	89,483	698

PIMCO Total Return Fund	133,312	1,546

Total Mutual Funds (Cost $5,433)		5,102

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 0.4%

Vanguard Emerging Markets ETF	765	$35

Total Exchange-Traded Funds (Cost $33)		35

SHORT-TERM INSTRUMENTS 22.5%

PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 22.5%
	180,243	1,806

Total Short-Term Instruments (Cost $1,805)		1,806

PURCHASED OPTIONS (e) 2.9%
(Cost $117)		232

Total Investments 99.3% (Cost $8,190)		$7,980

Written Options (f) (0.1%) (Premiums $19)		(9)

Other Assets and Liabilities (Net) 0.8%		69

Net Assets 100.0%		$8,040

See Accompanying Notes	Semiannual Report	September 30, 2010	29

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Fund.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Cash of $20 has been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2010	3	$2

(d)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	670	$(7)	$(6)	$(1)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		50	0	0	0
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017		60	0	(1)	1

							$(7)	$(7)	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Purchased options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$750.000	12/18/2010	6	$6	$1

Schedule of Investments PIMCO RealRetirement® 2020 Fund (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$93
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	42	119
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	530	6	4

								$83	$216

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	$	1.000	05/04/2011	EUR	230	$2	$0
Put - OTC EUR versus USD		1.000	05/22/2015		520	26	15

						$28	$15

(f)	Written options outstanding on September 30, 2010:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	$	1.000	05/22/2013	EUR	520	$19	$9

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	0	$13	EUR	0	$3
Sales	7	0		520	48
Closing Buys	(7)	(13)		0	(32)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2010	0	$0	EUR	520	$19

(g)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	5	10/2010	UBS	$0	$0	$0
Sell		1	11/2010	DUB	0	0	0
Sell	GBP	45	12/2010	UBS	0	(1)	(1)

					$0	$(1)	$(1)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
U.S. Treasury Obligations	$0	$805	$0	$805
Mutual Funds	5,102	0	0	5,102
Exchange-Traded Funds	35	0	0	35
Short-Term Instruments
PIMCO Short-Term Floating NAV Portfolio	1,806	0	0	1,806
Purchased Options
Equity Contracts	1	0	0	1
Foreign Exchange Contracts	0	15	0	15
Interest Rate Contracts	0	216	0	216
Investments, at value	$6,944	$1,036	$0	$7,980

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$1	$0	$1
Interest Rate Contracts	2	0	0	2
	2	1	0	3

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1)	0	(1)
Foreign Exchange Contracts	0	(10)	0	(10)
	$0	$(11)	$0	$(11)

Totals	$6,946	$1,026	$0	$7,972

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

30	PIMCO Funds	RealRetirement® Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(i)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$216	$15	$0	$1	$0	$232
Variation margin receivable(2)	0	0	0	0	0	0
Unrealized appreciation on swap agreements	0	0	1	0	0	1

	$216	$15	$1	$1	$0	$233

Liabilities:
Written options outstanding	$0	$9	$0	$0	$0	$9
Unrealized depreciation on foreign currency contracts	0	1	0	0	0	1
Unrealized depreciation on swap agreements	0	0	1	0	0	1

	$0	$10	$1	$0	$0	$11

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(5)	$0	$(5)
Net realized gain (loss) on futures contracts, written options and swaps	67	0	(3)	22	0	86
Net realized (loss) on foreign currency transactions	0	(3)	0	0	0	(3)

	$67	$(3)	$(3)	$17	$0	$78

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$26	$(12)	$0	$2	$0	$16
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	5	10	0	(3)	0	12
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(1)	0	0	0	(1)

	$31	$(3)	$0	$(1)	$0	$27

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	31

Schedule of Investments PIMCO RealRetirement® 2030 Fund

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 60.8%

PIMCO CommodityRealReturn Strategy Fund®	35,642	$293

PIMCO Global Advantage Strategy Bond Fund	41,747	490

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	88,556	787

PIMCO Real Return Fund	45,231	522

PIMCO RealEstateRealReturn Strategy Fund	108,136	486

PIMCO StocksPLUS® Fund	93,412	729

PIMCO Total Return Fund	69,129	802

Total Mutual Funds (Cost $4,522)		4,109

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 1.9%

Vanguard Emerging Markets ETF	2,785	$126

Total Exchange-Traded Funds (Cost $118)		126

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 31.2%

COMMERCIAL PAPER 5.9%

Freddie Mac
0.243% due 10/06/2010	$400	400

U.S. TREASURY BILLS 1.5%
0.095% due 10/07/2010	100	100

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 23.8%
160,284	$1,606

Total Short-Term Instruments (Cost $2,105)	2,106

PURCHASED OPTIONS (e) 3.4%
(Cost $115)	230

Total Investments 97.3% (Cost $6,861)	$6,571

Written Options (f) (0.1%) (Premiums $17)	(8)

Other Assets and Liabilities (Net) 2.8%	191

Net Assets 100.0%	$6,754

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Fund.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Cash of $23 has been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2010	2	$1

(d)	Swap agreements outstanding on September 30, 2010: Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$610	$ (6)	$(5)	$(1)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	40	0	0	0
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	60	0	(1)	1

						$ (6)	$(6)	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Purchased options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$750.000	12/18/2010	6	$7	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$92
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	42	119
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	520	6	4

								$83	$215

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	$	1.000	05/04/2011	EUR	210	$2	$0
Put - OTC EUR versus USD		1.000	05/22/2015		460	23	14

						$25	$14

32	PIMCO Funds	RealRetirement® Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(f)	Written options outstanding on September 30, 2010:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	$	1.000	05/22/2013	EUR	460	$17	$8

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	0	$11	EUR	0	$3
Sales	6	0		460	41
Closing Buys	(6)	(11)		0	(27)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2010	0	$0	EUR	460	$17

(g)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	5	10/2010	UBS	$0	$0	$0
Sell		1	11/2010	DUB	0	0	0
Sell	GBP	45	12/2010	UBS	0	(1)	(1)

					$0	$(1)	$(1)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Mutual Funds	$4,109	$0	$0	$4,109
Exchange-Traded Funds	126	0	0	126
Short-Term Instruments
Commercial Paper	0	400	0	400
U.S. Treasury Bills	0	100	0	100
PIMCO Short-Term Floating NAV Portfolio	1,606	0	0	1,606
Purchased Options
Equity Contracts	1	0	0	1
Foreign Exchange Contracts	0	14	0	14
Interest Rate Contracts	0	215	0	215
Investments, at value	$5,842	$729	$0	$6,571

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$1	$0	$1
Interest Rate Contracts	1	0	0	1
	$1	$1	$0	$2

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1)	0	(1)
Foreign Exchange Contracts	0	(9)	0	(9)
	$0	$(10)	$0	$(10)

Totals	$5,843	$720	$0	$6,563

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2010	33

Schedule of Investments PIMCO RealRetirement® 2030 Fund (Cont.)

September 30, 2010 (Unaudited)

(i)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$215	$14	$0	$1	$0	$230
Variation margin receivable (2)	0	0	0	0	0	0
Unrealized appreciation on swap agreements	0	0	1	0	0	1

	$215	$14	$1	$1	$0	$231

Liabilities:
Written options outstanding	$0	$8	$0	$0	$0	$8
Unrealized depreciation on foreign currency contracts	0	1	0	0	0	1
Unrealized depreciation on swap agreements	0	0	1	0	0	1

	$0	$9	$1	$0	$0	$10

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(1)	$0	$(1)
Net realized gain (loss) on futures contracts, written options and swaps	45	0	(3)	19	0	61
Net realized (loss) on foreign currency transactions	0	(3)	0	0	0	(3)

	$45	$(3)	$(3)	$18	$0	$57

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$26	$(11)	$0	$0	$0	$15
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	3	9	0	(3)	0	9
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(1)	0	0	0	(1)

	$29	$(3)	$0	$(3)	$0	$23

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1 as reported in the Notes to Schedule of Investments.

34	PIMCO Funds	RealRetirement® Funds	See Accompanying Notes

Schedule of Investments PIMCO RealRetirement® 2040 Fund

September 30, 2010 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 60.1%

PIMCO CommodityRealReturn Strategy Fund®	33,286	$273

PIMCO Global Advantage Strategy Bond Fund	37,305	438

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	80,837	719

PIMCO RealEstateRealReturn Strategy Fund	107,729	484

PIMCO StocksPLUS® Fund	66,228	516

PIMCO Total Return Fund	38,197	443

Total Mutual Funds (Cost $3,348)		2,873

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 7.2%

iShares MSCI Emerging Markets Index Fund	3,360	$150

Vanguard Emerging Markets ETF	4,250	193

Total Exchange-Traded Funds (Cost $346)		343

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 27.7%

REPURCHASE AGREEMENTS 2.5%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$118	118

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $122. Repurchase proceeds are $118.)

U.S. TREASURY BILLS 2.1%
0.110% due 10/07/2010	100	100

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 23.1%
110,256	$1,105

Total Short-Term Instruments (Cost $1,322)	1,323

PURCHASED OPTIONS (e) 4.7%
(Cost $102)	$224

Total Investments 99.7% (Cost $5,118)	$4,763

Written Options (f) (0.1%) (Premiums $11)	(5)

Other Assets and Liabilities (Net) 0.4%	21

Net Assets 100.0%	$4,779

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Fund.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Cash of $17 has been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2010	2	$1

(d)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	420	$(3)	$(3)	$0
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		30	0	0	0
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017		40	(1)	(1)	0

							$(4)	$(4)	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Purchased options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$750.000	12/18/2010	4	$5	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$92
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	42	119
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	340	4	3

								$81	$214

See Accompanying Notes	Semiannual Report	September 30, 2010	35

Schedule of Investments PIMCO RealRetirement® 2040 Fund (Cont.)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	$	1.000	05/04/2011	EUR	140	$1	$0
Put - OTC EUR versus USD		1.000	05/22/2015		310	15	9

						$16	$9

(f)	Written options outstanding on September 30, 2010:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	$	1.000	05/22/2013	EUR	310	$11	$5

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	0	$8	EUR	0	$2
Sales	4	0		310	27
Closing Buys	(4)	(8)		0	(18)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2010	0	$0	EUR	310	$11

(g)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	3	10/2010	UBS	$0	$0	$0
Sell		1	11/2010	DUB	0	0	0
Sell	GBP	45	12/2010	UBS	0	(1)	(1)

					$0	$(1)	$(1)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Mutual Funds	$2,873	$0	$0	$2,873
Exchange-Traded Funds	343	0	0	343
Short-Term Instruments
Repurchase Agreements	0	118	0	118
U.S. Treasury Bills	0	100	0	100
PIMCO Short-Term Floating NAV Portfolio	1,105	0	0	1,105
Purchased Options
Equity Contracts	1	0	0	1
Foreign Exchange Contracts	0	9	0	9
Interest Rate Contracts	0	214	0	214
Investments, at value	$4,322	$441	$0	$4,763

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$0	$0	$0
Interest Rate Contracts	1	0	0	1
	$1	$0	$0	$1

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	0	0
Foreign Exchange Contracts	0	(6)	0	(6)
	$0	$(6)	$0	$(6)

Totals	$4,323	$435	$0	$4,758

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

36	PIMCO Funds	RealRetirement® Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(i)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$214	$9	$0	$1	$0	$224
Variation margin receivable (2)	0	0	0	0	0	0

	$214	$9	$0	$1	$0	$224

Liabilities:
Written options outstanding	$0	$5	$0	$0	$0	$5
Unrealized depreciation on foreign currency contracts	0	1	0	0	0	1

	$0	$6	$0	$0	$0	$6

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(3)	$0	$(3)
Net realized gain (loss) on futures contracts, written options and swaps	45	0	(2)	13	0	56
Net realized (loss) on foreign currency transactions	0	(3)	0	0	0	(3)

	$45	$(3)	$(2)	$10	$0	$50

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$27	$(7)	$0	$1	$0	$21
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	3	6	0	(2)	0	7

	$30	$(1)	$0	$(1)	$0	$28

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	37

Schedule of Investments PIMCO RealRetirement® 2050 Fund

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (b)(c) 57.7%

PIMCO CommodityRealReturn Strategy Fund®	42,220	$347

PIMCO Global Advantage Strategy Bond Fund	35,944	422

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	114,077	1,014

PIMCO RealEstateRealReturn Strategy Fund	123,089	553

PIMCO StocksPLUS® Fund	94,537	737

PIMCO Total Return Fund	30,402	353

Total Mutual Funds (Cost $3,824)		3,426

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 7.1%

iShares MSCI Emerging Markets Index Fund	3,297	$147

Vanguard Emerging Markets ETF	5,961	271

Total Exchange-Traded Funds (Cost $416)		418

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 28.8%

U.S. TREASURY BILLS 5.2%
0.106% due 10/07/2010 - 11/04/2010 (a)(d)	$311	311

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 23.6%
140,050	$1,403

Total Short-Term Instruments (Cost $1,714)	1,714

PURCHASED OPTIONS (f) 3.8%
(Cost $100)	223

Total Investments 97.4% (Cost $6,054)	$5,781

Written Options (g) (0.1%) (Premiums $10)	(5)

Other Assets and Liabilities (Net) 2.7%	161

Net Assets 100.0%	$5,937

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield.
(b)	Affiliated to the Fund.
(c)	Institutional Class Shares of each PIMCO Fund.
(d)	Securities with an aggregate market value of $11 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note December Futures	Long	12/2010	5	$3

(e)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$370	$ (3)	$(3)	$0
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	30	0	0	0
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	40	(1)	(1)	0

						$ (4)	$(4)	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$750.000	12/18/2010	4	$4	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$92
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	43	119
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	310	3	3

								$81	$214

38	PIMCO Funds	RealRetirement® Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	$	1.000	05/04/2011	EUR	130	$1	$0
Put - OTC EUR versus USD		1.000	05/22/2015		280	14	8

						$15	$8

(g)	Written options outstanding on September 30, 2010:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	$	1.000	05/22/2013	EUR	280	$10	$5

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	0	$7	EUR	0	$2
Sales	4	0		280	26
Closing Buys	(4)	(7)		0	(18)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2010	0	$0	EUR	280	$10

(h)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	48	10/2010	DUB	$0	$(4)	$(4)
Sell	EUR	3	10/2010	UBS	0	0	0
Sell		1	11/2010	DUB	0	0	0
Sell	GBP	45	12/2010	UBS	0	(1)	(1)

					$0	$(5)	$(5)

(i)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Mutual Funds	$3,426	$0	$0	$3,426
Exchange-Traded Funds	418	0	0	418
Short-Term Instruments
U.S. Treasury Bills	0	311	0	311
PIMCO Short-Term Floating NAV Portfolio	1,403	0	0	1,403
Purchased Options
Equity Contracts	1	0	0	1
Foreign Exchange Contracts	0	8	0	8
Interest Rate Contracts	0	214	0	214
Investments, at value	$5,248	$533	$0	$5,781

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments(7) - Assets
Credit Contracts	$0	$0	$0	$0
Interest Rate Contracts	3	0	0	3
	$3	$0	$0	$3

Financial Derivative Instruments(7) - Liabilities
Credit Contracts	0	(1)	0	(1)
Foreign Exchange Contracts	0	(9)	0	(9)
	$0	$(10)	$0	$(10)

Totals	$5,251	$523	$0	$5,774

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2010	39

Schedule of Investments PIMCO RealRetirement® 2050 Fund (Cont.)

September 30, 2010 (Unaudited)

(j)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$214	$8	$0	$1	$0	$223

Liabilities:
Written options outstanding	$0	$5	$0	$0	$0	$5
Variation margin payable (2)	1	0	0	0	0	1
Unrealized depreciation on foreign currency contracts	0	5	0	0	0	5

	$1	$10	$0	$0	$0	$11

The	Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(4)	$0	$(4)
Net realized gain (loss) on futures contracts, written options and swaps	52	0	(1)	12	0	63
Net realized (loss) on foreign currency transactions	0	(6)	0	0	0	(6)

	$52	$(6)	$(1)	$8	$0	$53

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$27	$(6)	$0	$0	$0	$21
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	6	5	0	(2)	0	9
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(2)	0	0	0	(2)

	$33	$(3)	$0	$(2)	$0	$28

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $3 as reported in the Notes to Schedule of Investments.

40	PIMCO Funds	RealRetirement® Funds	See Accompanying Notes

Notes to Financial Statements

September 30, 2010 (Unaudited)

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Administrative Class, Class A, C, D and R shares of the five funds (the “Funds”) offered by the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows;

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Semiannual Report	September 30, 2010	41

Notes to Financial Statements  (Cont.)

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment fund will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances which daily market quotes are not readily available investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that uses significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

42	PIMCO Funds	RealRetirement® Funds

September 30, 2010 (Unaudited)

4.  SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(b) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and

FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not

Semiannual Report	September 30, 2010	43

Notes to Financial Statements  (Cont.)

considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap.

A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit

44	PIMCO Funds	RealRetirement® Funds

September 30, 2010 (Unaudited)

default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2010 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

6.  PRINCIPAL RISKS

In the normal course of business the Funds (or Underlying PIMCO Funds and/or Acquired Funds in the case of the PIMCO Funds of Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

PIMCO Fund of Funds  Because the PIMCO Fund of Funds invest substantially all of their respective assets in Underlying PIMCO Funds (or Acquired Funds), the risks associated with investing in the PIMCO Fund of Funds are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds (or Acquired Funds). The ability of the PIMCO Fund of Funds to achieve their respective investment objectives will depend upon the ability of the Underlying PIMCO Funds (or Acquired Funds) to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund (or Acquired Funds) will be achieved. The net asset value of a PIMCO Fund of Funds will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds (or Acquired Funds) in which it invests. The extent to which the investment performance and risks associated with the PIMCO Fund of Funds correlate to those of a particular Underlying PIMCO Fund (or Acquired Fund) will depend upon the extent to which the assets of the PIMCO Fund of Funds are allocated from time to time for investment in the Underlying PIMCO Fund (or Acquired Fund), which will vary.

Investing in the Underlying PIMCO Funds (or Acquired Funds) involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds (or Acquired Funds).

The investment performance depends upon how its assets are allocated and reallocated according to the PIMCO Fund of Fund’s asset allocation targets and ranges. A principal risk of investing in each PIMCO Fund of Funds is that the PIMCO Fund of Fund’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds (or Acquired Funds) that will provide consistent, quality performance for the PIMCO Fund of Funds, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an

Underlying PIMCO Fund (or Acquired Fund) that performs poorly or underperforms other Underlying PIMCO Funds (or Acquired Funds) under various market conditions.

In the normal course of business the Underlying PIMCO Funds (or Acquired Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  A Fund’s (or Underlying PIMCO Funds’ and/or Acquired Funds’ in the case of a PIMCO Fund of Funds) investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds), or, in the case of hedging positions, that the Fund’s (or Underlying PIMCO Funds’ and/or Acquired Funds’ in the case of a PIMCO Fund of Funds) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s (or Underlying PIMCO Funds’ and/or Acquired Funds’ in the case of a PIMCO Fund of Funds) investments in foreign currency denominated securities may reduce the returns of the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds).

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s (or Underlying PIMCO Funds’ and/or Acquired Funds’ in the case of a PIMCO Fund of Funds) investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Semiannual Report	September 30, 2010	45

Notes to Financial Statements  (Cont.)

Credit and Counterparty Risks  A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds). A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) subsequently falls, the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds).

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a

Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Funds have filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, Funds that had exposure to Lehman Brothers Special Financing Inc., have entered into a settlement agreement and those Funds that owed money to Lehman Brothers Special Financing Inc. have paid such amounts pursuant to the terms of the settlement agreement.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). As the PIMCO RealRetirement® Funds

46	PIMCO Funds	RealRetirement® Funds

September 30, 2010 (Unaudited)

approach their target dates and their portfolios become more conservative, the PIMCO RealRetirement® Funds’ investment advisory contract provides that certain PIMCO RealRetirement® Funds’ Investment Advisory Fee will periodically decrease over time according to set intervals. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, C and R Classes	Class D (1)
PIMCO RealRetirement® 2010 Fund (2)	0.70%	0.05%	0.05%	0.40%	0.65%
PIMCO RealRetirement® 2020 Fund (2)	0.70%	0.05%	0.05%	0.40%	0.65%
PIMCO RealRetirement® 2030 Fund (2)	0.75%	0.05%	0.05%	0.40%	0.65%
PIMCO RealRetirement® 2040 Fund (2)	0.80%	0.05%	0.05%	0.40%	0.65%
PIMCO RealRetirement® 2050 Fund (2)	0.80%	0.05%	0.05%	0.40%	0.65%

(1)	As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.
(2)

PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds (as defined herein) indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2010.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
All Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2010, AGID received $13,356,081 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Semiannual Report	September 30, 2010	47

Notes to Financial Statements  (Cont.)

PIMCO has agreed to waive a portion of the PIMCO RealRetirement® 2010, PIMCO RealRetirement® 2020, PIMCO RealRetirement® 2030, PIMCO RealRetirement® 2040 and PIMCO RealRetirement® 2050 Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class R
PIMCO RealRetirement® 2010 Fund	0.05%	0.05%	0.40%	0.40%	0.40%	0.40%
PIMCO RealRetirement® 2020 Fund	0.05%	0.05%	0.40%	0.40%	0.40%	0.40%
PIMCO RealRetirement® 2030 Fund	0.05%	0.05%	0.40%	0.40%	0.40%	0.40%
PIMCO RealRetirement® 2040 Fund	0.05%	0.05%	0.40%	0.40%	0.40%	0.40%
PIMCO RealRetirement® 2050 Fund	0.05%	0.05%	0.40%	0.40%	0.40%	0.40%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2010, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO RealRetirement® 2010 Fund	$52
PIMCO RealRetirement® 2020 Fund	54
PIMCO RealRetirement® 2030 Fund	54
PIMCO RealRetirement® 2040 Fund	54
PIMCO RealRetirement® 2050 Fund	53

Each unaffiliated Trustee receives an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The PIMCO Funds Private Account Portfolio

Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses) The Underlying PIMCO Fund expenses for the Funds are based upon an allocation of a Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of a Fund’s assets.

PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Funds in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Funds in connection with the Funds’ investments in Underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Funds. The waiver is reflected in the Statements of Operations as a component of Waiver by Manager. For the period ended September 30, 2010, the amounts were $10,964, $13,164, $11,300, $8,299 and $8,238 respectively for the RealRetirement® 2010, RealRetirement® 2020, RealRetirement® 2030, RealRetirement® 2040 and RealRetirement® 2050 Funds.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

The PIMCO RealRetirement® 2010, PIMCO RealRetirement® 2020, PIMCO RealRetirement® 2030, PIMCO RealRetirement® 2040, and PIMCO RealRetirement® 2050 Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying PIMCO Funds”). These Underlying PIMCO Funds are considered to be affiliated with the PIMCO RealRetirement® 2010, PIMCO RealRetirement® 2020, PIMCO RealRetirement® 2030, PIMCO RealRetirement® 2040, and PIMCO RealRetirement® 2050 Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2010 (amounts in thousands):

PIMCO RealRetirement® 2010 Fund

Underlying Funds	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain
PIMCO CommodityRealReturn Strategy Fund®	$180	$10	$0	$(137)	$199	$10	$0
PIMCO Global Advantage Strategy Bond Fund	179	203	0	23	403	4	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	608	42	0	(75)	622	42	0
PIMCO Real Return Fund	630	259	0	28	941	10	0
PIMCO RealEstateRealReturn Strategy Fund	413	69	0	(124)	493	70	0
PIMCO Short-Term Floating NAV Portfolio	1,303	1,602	1,300	1	1,606	2	0
PIMCO StocksPLUS® Fund	293	16	0	(67)	293	16	0
PIMCO Total Return Fund	855	294	0	73	1,205	17	0
Totals	$4,461	$2,495	$1,300	$(278)	$5,762	$171	$0

48	PIMCO Funds	RealRetirement® Funds

September 30, 2010 (Unaudited)

PIMCO RealRetirement® 2020 Fund

Underlying Funds	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain
PIMCO CommodityRealReturn Strategy Fund®	$222	$12	$0	$(169)	$246	$12	$0
PIMCO Global Advantage Strategy Bond Fund	246	169	0	28	440	5	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	700	122	0	(93)	786	53	0
PIMCO Real Return Fund	479	352	0	29	878	10	0
PIMCO RealEstateRealReturn Strategy Fund	426	72	0	(128)	508	72	0
PIMCO Short-Term Floating NAV Portfolio	1,504	2,402	2,100	0	1,806	2	0
PIMCO StocksPLUS® Fund	332	386	0	(79)	698	38	0
PIMCO Total Return Fund	656	821	0	82	1,546	20	0
Totals	$4,565	$4,336	$2,100	$(330)	$6,908	$212	$0

PIMCO RealRetirement® 2030 Fund

Underlying Funds	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain
PIMCO CommodityRealReturn Strategy Fund®	$264	$15	$0	$(200)	$293	$15	$0
PIMCO Global Advantage Strategy Bond Fund	294	169	0	31	490	6	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	704	119	0	(92)	787	53	0
PIMCO Real Return Fund	164	332	0	20	522	6	0
PIMCO RealEstateRealReturn Strategy Fund	407	68	0	(122)	486	68	0
PIMCO Short-Term Floating NAV Portfolio	1,503	1,902	1,800	1	1,606	2	0
PIMCO StocksPLUS® Fund	404	349	0	(96)	729	39	0
PIMCO Total Return Fund	427	338	0	45	802	11	0
Totals	$4,167	$3,292	$1,800	$(413)	$5,715	$200	$0

PIMCO RealRetirement® 2040 Fund

Underlying Funds	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain (Loss)
Allianz NACM Emerging Markets Opportunities Fund	$48	$0	$49	$0	$0	$0	$(13)
PIMCO CommodityRealReturn Strategy Fund®	246	14	0	(187)	273	14	0
PIMCO Global Advantage Strategy Bond Fund	408	5	0	30	438	5	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	702	49	0	(88)	719	49	0
PIMCO RealEstateRealReturn Strategy Fund	406	68	0	(123)	484	68	0
PIMCO Short-Term Floating NAV Portfolio	902	1,102	900	0	1,105	2	0
PIMCO StocksPLUS® Fund	518	28	0	(120)	516	28	0
PIMCO Total Return Fund	84	346	0	14	443	3	0
Totals	$3,314	$1,612	$949	$(474)	$3,978	$169	$(13)

PIMCO RealRetirement® 2050 Fund

Underlying Funds	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain (Loss)
Allianz NACM Emerging Markets Opportunities Fund	$121	$0	$122	$0	$0	$0	$(33)
PIMCO CommodityRealReturn Strategy Fund®	69	268	0	(47)	347	11	0
PIMCO Global Advantage Strategy Bond Fund	393	5	0	29	422	5	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	689	360	0	(91)	1,014	59	0
PIMCO RealEstateRealReturn Strategy Fund	398	150	0	(127)	553	73	0
PIMCO Short-Term Floating NAV Portfolio	601	1,102	300	0	1,403	2	0
PIMCO StocksPLUS® Fund	739	40	0	(172)	737	40	0
PIMCO Total Return Fund	41	302	0	10	353	2	0
Totals	$3,051	$2,227	$422	$(398)	$4,829	$192	$(33)

Semiannual Report	September 30, 2010	49

Notes to Financial Statements  (Cont.)

9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2010, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO RealRetirement® 2010 Fund	$0	$6	$888	$0
PIMCO RealRetirement® 2020 Fund	0	0	1,967	33
PIMCO RealRetirement® 2030 Fund	0	0	1,508	119
PIMCO RealRetirement® 2040 Fund	0	0	558	49
PIMCO RealRetirement® 2050 Fund	0	35	1,247	122

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO RealRetirement ® Fund 2010				PIMCO RealRetirement ® Fund 2020				PIMCO RealRetirement ® Fund 2030
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	84	$710	116	$945	63	$524	45	$361	35	$271	93	$711
Administrative Class	0	0	0	0	39	320	41	335	0	0	0	0
Class A	22	186	94	756	54	439	126	969	27	207	64	476
Class C	7	60	24	183	18	145	61	464	40	306	101	763
Class D	29	247	39	315	58	480	111	877	37	292	119	889
Class R	1	8	9	64	20	165	56	420	4	34	22	164
Issued as reinvestment of distributions
Institutional Class	16	138	20	165	13	106	15	121	16	129	18	136
Administrative Class	0	0	0	0	0	0	1	7	0	0	0	0
Class A	3	22	3	25	3	29	3	27	2	20	1	10
Class C	1	8	1	10	1	13	1	10	4	28	2	17
Class D	1	8	1	7	4	31	2	18	3	25	2	16
Class R	0	3	0	5	2	15	2	14	1	5	1	5
Cost of shares redeemed
Institutional Class	(18)	(147)	(28)	(235)	(10)	(78)	(13)	(104)	(35)	(273)	(15)	(112)
Administrative Class	0	0	0	0	(41)	(329)	(40)	(320)	0	0	0	0
Class A	(16)	(130)	(28)	(230)	(13)	(108)	(34)	(268)	(14)	(106)	(3)	(23)
Class C	(8)	(69)	(2)	(21)	(4)	(30)	(2)	(19)	(16)	(119)	(4)	(28)
Class D	(29)	(246)	(11)	(86)	(31)	(251)	(7)	(55)	(40)	(312)	(13)	(101)
Class R	0	(2)	0	(4)	(1)	(3)	(1)	(6)	0	0	0	0
Net increase resulting from Fund share transactions	93	$796	238	$1,899	175	$1,468	367	$2,851	64	$507	388	$2,923

50	PIMCO Funds	RealRetirement® Funds

September 30, 2010 (Unaudited)

	PIMCO RealRetirement ® Fund 2040				PIMCO RealRetirement® Fund 2050
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	15	$115	39	$290	16	$125	19	$145
Administrative Class	0	0	0	0	0	0	0	0
Class A	32	247	18	125	9	74	6	47
Class C	2	17	3	18	3	27	14	109
Class D	17	136	40	276	233	1,881	38	285
Class R	6	47	44	292	1	7	1	9
Issued as reinvestment of distributions
Institutional Class	15	117	17	129	14	114	12	98
Administrative Class	0	0	0	0	0	0	0	0
Class A	2	10	1	6	1	4	0	2
Class C	0	1	0	1	1	5	1	3
Class D	2	13	1	10	4	30	0	4
Class R	2	11	1	9	0	1	0	1
Cost of shares redeemed
Institutional Class	(10)	(71)	(4)	(35)	(9)	(74)	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class A	(10)	(75)	(1)	(7)	(2)	(21)	(1)	(6)
Class C	0	0	0	(1)	0	0	0	0
Class D	(1)	(7)	0	0	(6)	(48)	(2)	(15)
Class R	0	0	(5)	(40)	0	0	0	0
Net increase resulting from Fund share transactions	72	$561	154	$1,073	265	$2,125	88	$682

12.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

13.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax position for all open tax years, and concluded that the adoptions had no effect on the Funds’ financial position or results of operations. As of September 30, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Semiannual Report	September 30, 2010	51

Notes to Financial Statements  (Cont.)

September 30, 2010 (Unaudited)

As of September 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
PIMCO RealRetirement® 2010 Fund	$260	$(419)	$(159)
PIMCO RealRetirement® 2020 Fund	277	(487)	(210)
PIMCO RealRetirement® 2030 Fund	239	(529)	(290)
PIMCO RealRetirement® 2040 Fund	178	(533)	(355)
PIMCO RealRetirement® 2050 Fund	176	(449)	(273)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, accelerated recognition of unrealized gain on certain futures, options and forward contracts and differences between book and tax realized and unrealized gain/loss on swap contracts for federal income tax purposes.

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Funds’ financial statements.

52	PIMCO Funds	RealRetirement® Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	HSBC	HSBC Bank USA
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	USD	United States Dollar
EUR	Euro

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
LIBOR	London Interbank Offered Rate	MSCI	Morgan Stanley Capital International

Semiannual Report	September 30, 2010	53

Privacy Policy

(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

54	PIMCO Funds	RealRetirement® Funds

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements; and Approval of the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement for PIMCO CommoditiesPLUS™ Fund, PIMCO CommoditiesPLUS™ Short Strategy Fund and PIMCO High Yield Spectrum Fund

At a meeting held on August 16-17, 2010, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2011. The Board also considered and approved for an additional one-year term through August 31, 2011, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2011; and (ii) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2011.

The Board of the Trust, including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of the PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, at a meeting on February 23, 2010, and on behalf of PIMCO High Yield Spectrum Fund, at a meeting on August 17, 2010 (together with PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds and, if available, information about the fees charged and services provided by PIMCO to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of New Funds’ Agreements. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to New Funds’ Agreements.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 16-17, 2010 meeting. The independent Trustees also met with counsel to the Trust on August 5, 2010 to discuss the materials presented.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2010 and August 17, 2010 meetings.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies,

Semiannual Report	September 30, 2010	55

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trusts and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts.

The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers. The Trustees also considered new services or service enhancements PIMCO has implemented since the Agreements were last renewed in 2009, including PIMCO Retail Oversight (“PRO”), a “Pricing Portal” to streamline and automate certain pricing functions, a quality management system, security fair valuation enhancements required by FAS 157, additional money market fund oversight and reporting, improved review of BFDS’ large trade processing, and web-hosting of prospectuses and other regulatory documents.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund, PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3.	Investment Performance

As the New Funds had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2010 and other performance data, as available, for the period ended June 30, 2010 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2010 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 16-17, 2010 meeting. The Board noted that, as of May 31, 2010, the Institutional Class of 73%, 74% and 73% of the Funds outperformed its Lipper category median over the three-year, five-year and 10-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in each class’s different distribution and servicing expenses. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 10 years of performance history, over 80% outperformed the relative benchmark indexes on a net-of-fees basis over the 10-year period ended May 31, 2010, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer, nearly 90% all of the Institutional Class assets have outperformed the relative benchmark indexes net of fees, noting, however, the impact of PIMCO Total Return Fund’s size on this data. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also

56	PIMCO Funds	RealRetirement® Funds

(Unaudited)

discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO StocksPLUS® TR Short Strategy Fund and eventually to reduce the supervisory and administrative fee for certain classes of a number of Funds in connection with the consolidation of all administrative services with PIMCO.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the PIMCO CommoditiesPLUS Strategy Fund and PIMCO High Yield Spectrum Fund, the Board reviewed data comparing the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with a similar investment strategy. At the time the Board considered PIMCO CommoditiesPLUS Short Strategy Fund’s advisory fees, PIMCO did not manage any separate accounts or other products with investment strategies similar to PIMCO

CommoditiesPLUS Short Strategy Fund and, thus, no comparative fee information was considered.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the total expenses for 52% of the Funds’ Class A shares and for 93% of the Funds’ Institutional Class shares fall below or are equal to the median total expense of their respective Lipper Expense Group. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Semiannual Report	September 30, 2010	57

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

(Unaudited)

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the New Funds are newly organized, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board also considered that economies of scale may be reflected in the Funds’ share class structure, including that the Funds offer Institutional Class shares on third-party platforms that impose high investment minimums. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets. The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structure were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of the Fund’s shareholders.

The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

58	PIMCO Funds	RealRetirement® Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

AZ694SA_093010

Share Classes	Institutional ■ P ■ Administrative ■ D

Semiannual Report September 30, 2010

International Bond Funds

PIMCO Developing Local Markets Fund

PIMCO Emerging Local Bond Fund

PIMCO Emerging Markets and Infrastructure Bond Fund

PIMCO Emerging Markets Bond Fund

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Global Bond Fund (Unhedged)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		14
Financial Highlights		16
Statements of Assets and Liabilities		24
Statements of Operations		26
Statements of Changes in Net Assets		28
Notes to Financial Statements		115
Glossary		128
Privacy Policy		129
Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements.		130

FUND	Fund Summary	Schedule of Investments

PIMCO Developing Local Markets Fund	6	30
PIMCO Emerging Local Bond Fund	7	40
PIMCO Emerging Markets and Infrastructure Bond Fund	8	51
PIMCO Emerging Markets Bond Fund	9	57
PIMCO Foreign Bond Fund (Unhedged)	10	67
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	11	80
PIMCO Global Bond Fund (Unhedged)	12	93
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	13	104

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com,
1-800-927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Over the six-month reporting period, U.S. economic growth weakened and unemployment remained stubbornly high, even with significant monetary and fiscal stimulus. Within Europe, sovereign debt worries heightened investor concerns over the possibility of default, leading to increased market volatility. In response, U.S. and non-U.S. government policy makers kept key interest rates near zero and announced plans for expanded quantitative easing programs to help spark economic activity and job creation, despite a rising public debt burden within developed economies. Furthermore, the Federal Reserve adjusted its balance sheet strategy by reinvesting payments on Agency debt and mortgage-backed securities (“MBS”) into longer-term U.S. Treasury securities in an effort to stabilize the economy through price support within key asset classes.

PIMCO’s New Normal long-term outlook—marked by a shift in global growth drivers, deleveraging and re-regulation—points to the possibility of a desynchronized global economic recovery. As such, the economic growth rate in developed economies will likely be lower than in previous recoveries, but higher for developing and emerging market economies. For investors, it is important to adjust portfolios to meet the challenges of this changing and uncertain investment environment. At PIMCO, we remain focused on helping you through your investment journey while managing a number of risks along the way.

Included below are highlights of the financial markets during our six-month reporting period:

■

Investors helped push yields on U.S. Treasury securities to historic lows in the short area of the yield curve in a flight to higher quality assets. Bonds that offered extra income, however, performed better than lower yielding U.S. Treasury securities. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, or 1.31% lower than on March 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 6.05% for the reporting period.

■

Corporate bonds, including high-yield bonds, outperformed U.S. Treasury securities as strong demand for incremental income supported healthy new corporate bond issuance. Furthermore, corporate fundamentals generally continued to improve during the reporting period due to cost-cutting, improving margins, increasing asset quality and valuations.

■

The performance of Agency MBS lagged like-duration U.S. Treasury securities primarily due to concern of increased prepayments induced by a potential government-sponsored refinancing program and the Federal Reserve’s decision to reinvest pay downs within its mortgage portfolio in U.S. Treasury securities rather than in MBS. However, non-Agency MBS and commercial MBS outperformed U.S. Treasury securities as a result of limited new issuance and investor demand for higher-yielding assets.

■

Municipal bonds posted positive returns, as measured by the Barclays Capital Municipal Bond Index, which returned 5.51% for the reporting period. Taxable Build America Bonds outperformed the tax-exempt municipal bond sector due to their longer duration as rates moved lower over the period.

■	Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive, as represented by the Barclays Capital U.S. TIPS Index, which returned 6.40% for the

2	PIMCO Funds	International Bond Funds

reporting period. Decreasing real yields across the maturity spectrum created quite positive TIPS returns, while coupon income and low inflation accruals added additional incremental positive returns. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed during the period and TIPS underperformed nominal U.S. Treasury securities. Diversified commodity index returns were also positive, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 6.24% for the reporting period.

■

Emerging market (“EM”) bonds denominated in both U.S. dollars and local EM currencies performed well, outperforming U.S. Treasury securities. The U.S. dollar weakened due in part to investor concerns over the likelihood of increased government stimulus policies and a widening U.S. public debt burden. As a result, most EM currencies appreciated relative to the U.S. dollar.

■

Equity markets worldwide were volatile, and generally posted negative returns for the reporting period despite staging a rally in September 2010. U.S. equities, as measured by the S&P 500 Index, declined 1.42% and international equities, as represented by the MSCI World Index, declined 0.64% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Funds

November 10, 2010

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, leveraging risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class and Class D shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Class P, Administrative Class and Class D shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class and Class D shares, respectively. The Class P shares of the following Funds were first offered in (month/year): PIMCO Developing Local Markets Fund (4/08), PIMCO Emerging Markets Bond Fund (4/08), PIMCO Foreign Bond Fund (Unhedged) (4/08), PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (4/08), PIMCO Global Bond Fund (U.S. Dollar-Hedged) (4/08), and PIMCO Emerging Local Bond Fund (5/08). The Administrative Class shares of the Funds were first offered in (month/year): PIMCO Global Bond Fund (Unhedged) (7/96), PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (1/97), PIMCO Emerging Markets Bond Fund (9/98), PIMCO Global Bond Fund (U.S. Dollar-Hedged) (9/03), Foreign Bond Fund (Unhedged) (2/06), PIMCO Developing Local Markets Fund (9/06), and PIMCO Emerging Local Bond Fund (10/07). The Class D shares of the following Funds were first offered in (month/year): PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (4/98), PIMCO Emerging Markets Bond Fund (3/00), PIMCO Foreign Bond Fund (Unhedged) (4/04), PIMCO Developing Local Markets Fund (5/05), PIMCO Emerging Local Bond Fund (7/07), and PIMCO Global

4	PIMCO Funds	International Bond Funds

Bond Fund (Unhedged) (7/08). All other Funds in this Shareholder Report do not currently offer Class P, Administrative Class and Class D shares.

Since Class A shares were the initial class of shares offered after the inception of the PIMCO Global Bond Fund (U.S. Dollar-Hedged), performance for periods prior to the inception date of the Institutional, Administrative Classes and Class P are based on the historical performance of Class A shares, adjusted to reflect that the Institutional, Administrative Classes and Class P do not have a sales charge, and the different operating expenses associated with the Institutional Class, Administrative Class and Class P, such as distribution and/or service fees (Administrative Class only) and other fee charges.

A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Shareholder Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class and Class D only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from April 1, 2010 to September 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2010	5

PIMCO Developing Local Markets Fund

Institutional Class - PLMIX	Class P - PLMPX
Administrative Class - PDEVX	Class D - PLMDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Short-Term Instruments	22.7%
United States	17.9%
Russia	7.9%
Poland	7.3%
Brazil	5.6%
Other	38.6%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Institutional Class	4.28%	8.88%	7.48%	7.52%
PIMCO Developing Local Markets Fund Administrative Class	4.15%	8.61%	7.21%	7.25%
PIMCO Developing Local Markets Fund Class D	4.07%	8.45%	7.05%	7.09%
PIMCO Developing Local Markets Fund Class P	4.22%	8.77%	7.37%	7.42%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	3.78%	6.33%	8.44%	8.40%
JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)**	3.76%	6.16%	8.12%	8.09%
Lipper Emerging Market Debt Funds Average	8.26%	15.60%	8.12%	8.62%

All Fund returns are net of fees and expenses.

* Cumulative return.

** Effective June 30, 2010, the Fund selected the JPMorgan Emerging Local Markets Index Plus+Bid (Unhedged) as its secondary benchmark index. Prior to that date, the Fund had not selected a secondary benchmark index.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 07/31/10, as revised and supplemented to date, is 0.85% for the Institutional Class shares, 0.95% for the Class P shares, 1.10% for the Administrative Class shares, and 1.25% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,042.78	$1,042.24	$1,041.48	$1,040.69	$1,020.81	$1,020.31	$1,019.55	$1,018.80
Expenses Paid During Period†	$4.35	$4.86	$5.63	$6.39	$4.31	$4.81	$5.57	$6.33

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.85% for Institutional Class, 0.95% for Class P, 1.10% for Administrative Class, and 1.25% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Developing Local Markets Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or in fixed-income instruments denominated in currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years. The Fund’s investments in currencies or fixed-income instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	An underweight to Hungary contributed to performance as the Hungary sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) (the “Index”) for the period.

»	An underweight to Russia contributed to performance as the Russia sub index underperformed the Index for the period.

»	An overweight to Brazil benefited returns as the Brazil sub index outperformed the Index for the period.

»	An off-benchmark exposure to high-quality financials benefited performance as financials outperformed the Index for the period.

»	An underweight to South Africa detracted from returns as the South Africa sub index outperformed the Index for the period.

»	An underweight to Turkey detracted from returns as the Turkey sub index outperformed the Index for the period.

»	An overweight to China detracted from returns as the Chinese sub index underperformed the Index for the period.

6	PIMCO Funds	International Bond Funds

PIMCO Emerging Local Bond Fund

Institutional Class - PELBX	Class P - PELPX
Administrative Class - PEBLX	Class D - PLBDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial invested amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Brazil	14.7%
Poland	14.2%
Mexico	11.8%
Short-Term Instruments	9.4%
Indonesia	9.4%
South Africa	7.4%
Other	33.1%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	Fund Inception (12/29/06)
PIMCO Emerging Local Bond Fund Institutional Class	9.51%	19.70%	11.44%
PIMCO Emerging Local Bond Fund Administrative Class	9.37%	19.41%	11.17%
PIMCO Emerging Local Bond Fund Class D	9.26%	19.17%	10.98%
PIMCO Emerging Local Bond Fund Class P	9.45%	19.62%	11.35%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	10.14%	19.42%	13.08%	**
Lipper Emerging Market Debt Funds Average	8.26%	15.60%	7.81%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/06.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 07/31/10, as revised and supplemented to date, is 0.90% for the Institutional Class shares, 1.00% for the Class P shares, 1.15% for the Administrative Class shares, and 1.35% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,095.08	$1,094.52	$1,093.70	$1,092.62	$1,020.56	$1,020.05	$1,019.30	$1,018.30
Expenses Paid During Period†	$4.73	$5.25	$6.04	$7.08	$4.56	$5.06	$5.82	$6.83

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Institutional Class, 1.00% for Class P, 1.15% for Administrative Class, and 1.35% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Local Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An underweight to Hungary contributed to performance as the Hungary sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified (Unhedged) (the “Index”) for the period.

»	An underweight to Russia contributed to performance as the Russia sub index underperformed the Index for the period.

»	An overweight to Poland detracted from relative performance as the Poland sub index underperformed the Index for the period.

»	An out-of-benchmark allocation to the Korean won detracted from performance as the Korean won depreciated during the period.

Semiannual Report	September 30, 2010	7

PIMCO Emerging Markets and Infrastructure Bond Fund

Institutional Class - PEMIX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class is $1,000,000.

Allocation Breakdown‡

Russia	13.5%
Brazil	13.3%
Short-Term Instruments	7.3%
Indonesia	6.8%
Cayman Islands	6.7%
Mexico	5.9%
Other	46.5%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period September 30, 2010
	6 Months*	1 Year	Fund Inception (07/01/09)
PIMCO Emerging Markets and Infrastructure Bond Fund Institutional Class	6.23%	14.97%	20.23%
JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	8.37%	15.52%	22.87%	**
Lipper Emerging Market Debt Funds Average	8.26%	15.60%	22.45%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average Annual total return since 06/30/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 07/31/10, as revised and supplemented to date, is 1.25% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,062.28	$1,018.80
Expenses Paid During Period†	$6.46	$6.33

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.25% for Institutional Class) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets and Infrastructure Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio consisting of fixed-income instruments that are economically tied to emerging market countries and fixed-income instruments that are issued by infrastructure entities, projects or assets, all of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	An overweight to Brazil contributed to performance as the Brazil sub index outperformed the JPMorgan Corporate Emerging Markets Bond Index Diversified (the “Index”) for the period.

»	An overweight to Kazakhstan contributed to performance as the Kazakhstan sub index outperformed the Index for the period.

»	An underweight to Mexico detracted from performance as the Mexico sub index outperformed the Index for the period.

»	An overweight to Russia detracted from performance as the Russia sub index underperformed the Index for the period.

8	PIMCO Funds	International Bond Funds

PIMCO Emerging Markets Bond Fund

Institutional Class - PEBIX	Class P - PEMPX
Administrative Class - PEBAX	Class D - PEMDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Russia	15.1%
Brazil	13.9%
United States	10.7%
Mexico	9.2%
Indonesia	7.7%
Short-Term Instruments	6.1%
Colombia	5.2%
Other	32.1%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Institutional Class	10.03%	17.58%	8.79%	13.91%	12.04%
PIMCO Emerging Markets Bond Fund Administrative Class	9.89%	17.28%	8.52%	13.63%	11.76%
PIMCO Emerging Markets Bond Fund Class D	9.80%	17.08%	8.36%	13.47%	11.61%
PIMCO Emerging Markets Bond Fund Class P	9.97%	17.46%	8.68%	13.79%	11.93%
JPMorgan Emerging Markets Bond Index (EMBI) Global	9.58%	15.88%	9.17%	10.70%	9.56%
Lipper Emerging Market Debt Funds Average	8.26%	15.60%	8.12%	11.54%	9.13%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 07/31/10, as revised and supplemented to date, is 0.84% for the Institutional Class shares, 0.94% for the Class P shares, 1.09% for the Administrative Class shares, and 1.26% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,100.27	$1,099.72	$1,098.92	$1,097.96	$1,020.91	$1,020.41	$1,019.65	$1,018.80
Expenses Paid During Period†	$4.37	$4.90	$5.68	$6.57	$4.20	$4.71	$5.47	$6.33

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.83% for Institutional Class, 0.93% for Class P, 1.08% for Administrative Class, and 1.25% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to countries with emerging market countries, which may be represented by forwards or derivatives such as options, futures, contracts, or swap agreements.

»	An underweight to Venezuela contributed to relative performance as the Venezuela sub index underperformed the JPMorgan Emerging Markets Bond Index (“EMBI”) Global (the “Index”) during the period.

»	A slight overweight to Panama contributed to relative performance as the Panama sub index outperformed the Index during the period.

»	An underweight to Lebanon benefited performance as the Lebanon sub index underperformed the Index during the period.

»	An overweight to Russia detracted from relative performance as the Russia sub index underperformed the Index during the period.

»	An underweight to Argentina detracted from performance as the Argentina sub index outperformed the Index during the period.

»	An underweight to Turkey detracted from performance as the Turkey sub index outperformed the Index during the period.

Semiannual Report	September 30, 2010	9

PIMCO Foreign Bond Fund (Unhedged)

Institutional Class - PFUIX	Class P - PFUPX
Administrative Class - PFUUX	Class D - PFBDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

United States	20.4%
Germany	20.2%
United Kingdom	16.2%
France	10.0%
Netherlands	8.8%
Short-Term Instruments	8.2%
Australia	5.7%
Other	10.5%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Institutional Class	13.36%	13.06%	8.81%	7.93%
PIMCO Foreign Bond Fund (Unhedged) Administrative Class	13.22%	12.78%	8.53%	7.66%
PIMCO Foreign Bond Fund (Unhedged) Class D	13.14%	12.62%	8.35%	7.47%
PIMCO Foreign Bond Fund (Unhedged) Class P	13.31%	12.95%	8.70%	7.82%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD**	10.44%	5.90%	7.76%	7.17%
Lipper International Income Funds Average	7.94%	7.45%	6.35%	6.23%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The inception date for the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD was 05/03/2004. Prior to 05/03/2004, the performance of the JPMorgan GBI Global Index is shown.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, P Class, Administrative Class, and D Class prospectus dated 07/31/10, as revised and supplemented to date, is 0.51% for the Institutional Class shares, 0.61% for the Class P shares, 0.80% for the Administrative Class shares, and 0.91% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,133.64	$1,133.09	$1,132.24	$1,131.41	$1,022.56	$1,022.06	$1,021.31	$1,020.56
Expenses Paid During Period†	$2.67	$3.21	$4.01	$4.81	$2.54	$3.04	$3.80	$4.56

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.60% for Class P, 0.75% for Administrative Class, and 0.90% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) contributed to performance as ten-year U.S. Treasury yields narrowed during the period.

»

An overweight to Eurozone duration via German bunds, while avoiding debt of peripheral Eurozone nations, contributed to performance as ten-year German government bond yields narrowed and peripheral yields widened.

»	An underweight to Japanese duration detracted from performance as long-term interest rates moved lower during the period.

»	Positions in non-Agency mortgage-backed securities and asset-backed securities contributed to performance as prices on these securities appreciated during the period.

»	Exposure to a basket of emerging market currencies contributed to performance as several of these currencies appreciated relative to the U.S. dollar during the period.

10	PIMCO Funds	International Bond Funds

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Institutional Class - PFORX	Class P - PFBPX
Administrative Class - PFRAX	Class D - PFODX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

United States	21.2%
Germany	18.9%
United Kingdom	14.4%
France	11.3%
Netherlands	8.4%
Canada	8.1%
Short-Term Instruments	6.3%
Australia	4.4%
Other	7.0%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	6.99%	13.14%	6.85%	6.96%	8.11%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class	6.85%	12.85%	6.58%	6.72%	7.86%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	6.77%	12.69%	6.39%	6.50%	7.65%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class P	6.93%	13.02%	6.75%	6.86%	8.01%
JPMorgan GBI Global ex-US Index Hedged in USD	4.34%	5.83%	4.94%	5.35%	6.93%	**
Lipper International Income Funds Average	7.94%	7.45%	6.35%	7.33%	6.80%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 07/31/10, as revised and supplemented to date, is 0.52% for the Institutional Class shares, 0.62% for the Class P shares, 0.77% for the Administrative Class, shares and 0.92% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,069.87	$1,069.34	$1,068.54	$1,067.74	$1,022.56	$1,022.06	$1,021.31	$1,020.56
Expenses Paid During Period†	$2.59	$3.11	$3.89	$4.67	$2.54	$3.04	$3.80	$4.56

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.60% for Class P, 0.75% for Administrative Class, and 0.90% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Portfolios managed to a U.S. dollar hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that are hedged to the U.S. dollar generally underperformed unhedged portfolios over the period, as the U.S. dollar underperformed most major currencies.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) contributed to performance as ten-year U.S. Treasury yields narrowed during the period.

»

An overweight to Eurozone duration via German bunds, while avoiding debt of peripheral Eurozone nations, contributed to performance as ten-year German government bond yields narrowed and peripheral yields widened.

»	An underweight to Japanese duration detracted from performance as long-term interest rates moved lower during the period.

»	Positions in non-Agency mortgage-backed securities and asset-backed securities contributed to performance as prices on these securities appreciated during the period.

»	Exposure to a basket of emerging market currencies contributed to performance as several of these currencies appreciated relative to the U.S. dollar during the period.

Semiannual Report	September 30, 2010	11

PIMCO Global Bond Fund (Unhedged)

Institutional Class - PIGLX	Class D - PGBDX
Administrative Class - PADMX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

United States	33.2%
Germany	17.0%
United Kingdom	13.5%
France	9.7%
Australia	6.4%
Canada	6.0%
Short-Term Instruments	4.0%
Other	10.2%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/23/93)
PIMCO Global Bond Fund (Unhedged) Institutional Class	11.91%	12.36%	7.94%	8.75%	7.42%
PIMCO Global Bond Fund (Unhedged) Administrative Class	11.77%	12.08%	7.68%	8.48%	7.17%
PIMCO Global Bond Fund (Unhedged) Class D	11.69%	11.91%	7.52%	8.32%	7.00%
JPMorgan GBI Global FX NY Index Unhedged in USD***	9.56%	6.28%	7.36%	7.77%	6.59%	**
Lipper Global Income Funds Average	5.89%	8.98%	5.57%	6.92%	6.44%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/93.

*** The inception date for the JPMorgan GBI Global FX NY Index Unhedged in USD was 05/03/2004. Prior to 05/03/2004, the performance of the JPMorgan GBI Global Index is shown.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Administrative Class, and Class D prospectus dated 07/31/10, as revised and supplemented to date, is 0.56% for the Institutional Class shares, 0.81% for the Administrative Class shares, and 0.96% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class D	Institutional Class	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,119.12	$1,117.74	$1,116.91	$1,022.31	$1,021.06	$1,020.31
Expenses Paid During Period†	$2.92	$4.25	$5.04	$2.79	$4.05	$4.81

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class, and 0.95% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) contributed to performance as ten-year U.S. Treasury yields narrowed during the period.

»

An overweight to Eurozone duration via German bunds, while avoiding debt of peripheral Eurozone nations, contributed to performance as ten-year German government bond yields narrowed and peripheral yields widened during the period.

»	An underweight to Japanese duration detracted from performance as long-term interest rates moved lower during the period.

»	Positions in non-Agency mortgage-backed securities and asset-backed securities contributed to performance as prices on these securities appreciated during the period.

»	Exposure to a basket of emerging market currencies contributed to performance as several of these currencies appreciated relative to the U.S. dollar during the period.

12	PIMCO Funds	International Bond Funds

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class - PGBIX	Class P - PGNPX
Administrative Class - PGDAX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

United States	26.7%
Germany	20.5%
United Kingdom	13.1%
France	10.7%
Canada	8.2%
Australia	6.2%
Short-Term Instruments	3.2%
Other	11.4%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/02/95)
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	7.40%	12.09%	6.30%	6.86%	7.40%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Administrative Class	7.27%	11.83%	6.07%	6.58%	7.13%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class P	7.34%	11.98%	6.20%	6.75%	7.29%
JPMorgan GBI Global Hedged in USD	5.40%	6.44%	5.29%	5.63%	6.55%	**
Lipper Global Income Funds Average	5.89%	8.98%	5.57%	6.92%	6.54%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 09/30/95.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Administrative Class prospectus dated 07/31/10, as revised and supplemented to date, is 0.55% for the Institutional Class shares, 0.65% for the Class P shares, and 0.80% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Institutional Class	Class P	Administrative Class
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,073.97	$1,073.43	$1,072.67	$1,022.31	$1,021.81	$1,021.06
Expenses Paid During Period†	$2.86	$3.38	$4.16	$2.79	$3.29	$4.05

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.55% for Institutional Class, 0.65% for Class P, and 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Portfolios managed to a U.S. dollar hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that are hedged to the U.S. dollar generally underperformed unhedged portfolios over the period, as the U.S. dollar underperformed most major currencies.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) contributed to performance as ten-year U.S. Treasury yields narrowed during the period.

»

An overweight to Eurozone duration via German bunds, while avoiding debt of peripheral Eurozone nations, contributed to performance as ten-year German government bond yields narrowed and peripheral yields widened during the period.

»	An underweight to Japanese duration detracted from performance as long-term interest rates moved lower during the period.

»	Positions in non-Agency mortgage-backed securities and asset-backed securities contributed to performance as prices on these securities appreciated during the period.

»	Exposure to a basket of emerging market currencies contributed to performance as several of these currencies appreciated relative to the U.S. dollar during the period.

Semiannual Report	September 30, 2010	13

Benchmark Descriptions

Index	Description

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	The JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index. For periods prior to May 2010, the JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) contains back-tested index data which re-calculates the index return using bid-side FX Spot, Forwards, and LIBOR rates.

JPMorgan Emerging Markets Bond Index (EMBI) Global	JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global FX NY Index Unhedged in USD	JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global Hedged in USD	JPMorgan GBI Global Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

14	PIMCO Funds	International Bond Funds

Index	Description

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Developing Local Markets Fund
Institutional Class
04/01/2010 - 09/30/2010+	$10.24	$0.09	$0.34	$0.43	$(0.09)	$0.00	$0.00
03/31/2010	8.07	0.23	2.17	2.40	(0.15)	0.00	(0.08)
03/31/2009	10.81	0.39	(2.57)	(2.18)	(0.37)	(0.19)	0.00
03/31/2008	10.79	0.51	1.05	1.56	(0.51)	(1.03)	0.00
03/31/2007	10.46	0.48	0.58	1.06	(0.48)	(0.25)	0.00
05/31/2005 - 03/31/2006	10.00	0.30	0.46	0.76	(0.27)	(0.03)	0.00
Class P
04/01/2010 - 09/30/2010+	10.24	0.09	0.34	0.43	(0.09)	0.00	0.00
03/31/2010	8.07	0.21	2.18	2.39	(0.14)	0.00	(0.08)
04/30/2008 - 03/31/2009	10.92	0.33	(2.67)	(2.34)	(0.32)	(0.19)	0.00
Administrative Class
04/01/2010 - 09/30/2010+	10.24	0.08	0.34	0.42	(0.08)	0.00	0.00
03/31/2010	8.07	0.20	2.18	2.38	(0.13)	0.00	(0.08)
03/31/2009	10.81	0.38	(2.59)	(2.21)	(0.34)	(0.19)	0.00
03/31/2008	10.79	0.44	1.10	1.54	(0.49)	(1.03)	0.00
09/30/2006 - 03/31/2007	10.48	0.23	0.56	0.79	(0.23)	(0.25)	0.00
Class D
04/01/2010 - 09/30/2010+	10.24	0.07	0.34	0.41	(0.07)	0.00	0.00
03/31/2010	8.07	0.19	2.17	2.36	(0.11)	0.00	(0.08)
03/31/2009	10.81	0.36	(2.58)	(2.22)	(0.33)	(0.19)	0.00
03/31/2008	10.79	0.46	1.06	1.52	(0.47)	(1.03)	0.00
03/31/2007	10.46	0.44	0.58	1.02	(0.44)	(0.25)	0.00
05/31/2005 - 03/31/2006	10.00	0.27	0.45	0.72	(0.23)	(0.03)	0.00

PIMCO Emerging Local Bond Fund
Institutional Class
04/01/2010 - 09/30/2010+	$10.38	$0.27	$0.70	$0.97	$(0.29)	$0.00	$0.00
03/31/2010	7.77	0.56	2.68	3.24	(0.63)	0.00	0.00
03/31/2009	9.87	0.52	(2.10)	(1.58)	(0.14)	0.00	(0.38)
03/31/2008	9.99	0.67	0.64	1.31	(0.70)	(0.73)	0.00
12/29/2006 - 03/31/2007	10.00	0.15	(0.03)	0.12	(0.13)	0.00	0.00
Class P
04/01/2010 - 09/30/2010+	10.38	0.26	0.70	0.96	(0.28)	0.00	0.00
03/31/2010	7.77	0.54	2.70	3.24	(0.63)	0.00	0.00
05/30/2008 - 03/31/2009	9.91	0.38	(2.10)	(1.72)	(0.07)	0.00	(0.35)
Administrative Class
04/01/2010 - 09/30/2010+	10.38	0.26	0.69	0.95	(0.27)	0.00	0.00
03/31/2010	7.77	0.52	2.70	3.22	(0.61)	0.00	0.00
03/31/2009	9.87	0.56	(2.16)	(1.60)	(0.08)	0.00	(0.42)
10/16/2007 - 03/31/2008	10.65	0.28	(0.02)	0.26	(0.31)	(0.73)	0.00
Class D
04/01/2010 - 09/30/2010+	10.38	0.25	0.69	0.94	(0.26)	0.00	0.00
03/31/2010	7.77	0.51	2.69	3.20	(0.59)	0.00	0.00
03/31/2009	9.87	0.51	(2.12)	(1.61)	(0.09)	0.00	(0.40)
07/31/2007 - 03/31/2008	10.27	0.40	0.43	0.83	(0.50)	(0.73)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund's administrative fee was reduced by 0.10% to 0.40%.
(c)	Effective October 1, 2005, the Fund's administrative fee was reduced by 0.10% to an annual rate of 0.55%.
(d)	Effective October 1, 2009, the Fund's supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(e)	Effective October 1, 2009, the Fund's supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.55%.

16	PIMCO Funds	International Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.09)	$10.58	4.28%	$2,703,981	0.85	%*	0.85	%*	0.85	%*	0.85	%*	1.82	%*	17%
(0.23)	10.24	29.94	2,111,435	0.85		0.85		0.85		0.85		2.34		190
(0.56)	8.07	(20.61)	1,556,487	0.85		0.85		0.85		0.85		3.95		95
(1.54)	10.81	15.10	4,266,684	0.85		0.85		0.85		0.85		4.64		31
(0.73)	10.79	10.45	2,862,054	0.85		0.85		0.85		0.85		4.55		11
(0.30)	10.46	7.66	1,644,442	0.86	*(b)	0.86	*(b)	0.86	*(b)	0.86	*(b)	3.54	*	6

(0.09)	10.58	4.22	79,995	0.95	*	0.95	*	0.95	*	0.95	*	1.72	*	17
(0.22)	10.24	29.82	75,682	0.95		0.95		0.95		0.95		2.06		190
(0.51)	8.07	(21.73)	8	0.95	*	0.95	*	0.95	*	0.95	*	3.76	*	95

(0.08)	10.58	4.15	6,147	1.10	*	1.10	*	1.10	*	1.10	*	1.58	*	17
(0.21)	10.24	29.62	5,867	1.10		1.10		1.10		1.10		2.14		190
(0.53)	8.07	(20.83)	4,965	1.10		1.10		1.10		1.10		3.68		95
(1.52)	10.81	14.83	24,961	1.10		1.10		1.10		1.10		4.03		31
(0.48)	10.79	8.09	11	1.10	*	1.10	*	1.10	*	1.10	*	4.39	*	11

(0.07)	10.58	4.07	291,689	1.25	*	1.25	*	1.25	*	1.25	*	1.43	*	17
(0.19)	10.24	29.43	284,522	1.25		1.25		1.25		1.25		1.92		190
(0.52)	8.07	(20.93)	145,921	1.25		1.25		1.25		1.25		3.57		95
(1.50)	10.81	14.65	565,027	1.25		1.25		1.25		1.25		4.20		31
(0.69)	10.79	10.01	352,533	1.25		1.25		1.25		1.25		4.13		11
(0.26)	10.46	7.26	224,896	1.25	*(c)	1.25	*(c)	1.25	*(c)	1.25	*(c)	3.19	*	6

$(0.29)	$11.06	9.51%	$3,379,500	0.90	%*	0.90	%*	0.90	%*	0.90	%*	5.19	%*	15%
(0.63)	10.38	42.71	1,950,140	0.92	(d)	0.92	(d)	0.92	(d)	0.92	(d)	5.85		174
(0.52)	7.77	(16.41)	1,510,836	0.95		0.95		0.95		0.95		6.03		78
(1.43)	9.87	13.55	1,653,663	0.95		0.95		0.95		0.95		6.53		67
(0.13)	9.99	1.24	622,414	1.15	*	1.20	*	1.14	*	1.18	*	6.13	*	15

(0.28)	11.06	9.45	574,174	1.00	*	1.00	*	1.00	*	1.00	*	5.02	*	15
(0.63)	10.38	42.65	70,278	1.02	(e)	1.02	(e)	1.02	(e)	1.02	(e)	5.41		174
(0.42)	7.77	(17.62)	656	1.05	*	1.05	*	1.05	*	1.05	*	5.83	*	78

(0.27)	11.06	9.37	259,306	1.15	*	1.15	*	1.15	*	1.15	*	4.94	*	15
(0.61)	10.38	42.38	252,079	1.17	(d)	1.17	(d)	1.17	(d)	1.17	(d)	5.16		174
(0.50)	7.77	(16.63)	1,026	1.20		1.20		1.20		1.20		5.84		78
(1.04)	9.87	2.55	17,690	1.20	*	1.20	*	1.20	*	1.20	*	6.23	*	67

(0.26)	11.06	9.26	723,599	1.35	*	1.35	*	1.35	*	1.35	*	4.74	*	15
(0.59)	10.38	42.12	507,104	1.35		1.35		1.35		1.35		5.09		174
(0.49)	7.77	(16.74)	4,698	1.35		1.35		1.35		1.35		5.63		78
(1.23)	9.87	8.27	11,040	1.32	*	1.32	*	1.32	*	1.32	*	6.00	*	67

Semiannual Report	September 30, 2010	17

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Emerging Markets and Infrastructure Bond Fund
Institutional Class
04/01/2010 - 09/30/2010+	$11.29	$0.26	$0.43	$0.69	$(0.27)	$0.00	$0.00
07/01/2009 - 03/31/2010	10.00	0.48	1.33	1.81	(0.47)	(0.05)	0.00

PIMCO Emerging Markets Bond Fund
Institutional Class
04/01/2010 - 09/30/2010+	$10.64	$0.26	$0.79	$1.05	$(0.27)	$0.00	$0.00
03/31/2010	8.55	0.55	2.14	2.69	(0.12)	0.00	(0.48)
03/31/2009	10.68	0.59	(1.93)	(1.34)	(0.69)	(0.10)	0.00
03/31/2008	11.13	0.60	(0.07)	0.53	(0.65)	(0.33)	0.00
03/31/2007	11.14	0.58	0.57	1.15	(0.62)	(0.54)	0.00
03/31/2006	10.58	0.60	0.92	1.52	(0.62)	(0.34)	0.00
Class P
04/01/2010 - 09/30/2010+	10.64	0.25	0.80	1.05	(0.27)	0.00	0.00
03/31/2010	8.55	0.53	2.15	2.68	(0.10)	0.00	(0.49)
04/30/2008 - 03/31/2009	10.79	0.54	(2.06)	(1.52)	(0.62)	(0.10)	0.00
Administrative Class
04/01/2010 - 09/30/2010+	10.64	0.24	0.80	1.04	(0.26)	0.00	0.00
03/31/2010	8.55	0.53	2.14	2.67	(0.10)	0.00	(0.48)
03/31/2009	10.68	0.55	(1.92)	(1.37)	(0.66)	(0.10)	0.00
03/31/2008	11.13	0.57	(0.07)	0.50	(0.62)	(0.33)	0.00
03/31/2007	11.14	0.56	0.56	1.12	(0.59)	(0.54)	0.00
03/31/2006	10.58	0.57	0.92	1.49	(0.59)	(0.34)	0.00
Class D
04/01/2010 - 09/30/2010+	10.64	0.23	0.80	1.03	(0.25)	0.00	0.00
03/31/2010	8.55	0.51	2.14	2.65	(0.08)	0.00	(0.48)
03/31/2009	10.68	0.55	(1.93)	(1.38)	(0.65)	(0.10)	0.00
03/31/2008	11.13	0.56	(0.07)	0.49	(0.61)	(0.33)	0.00
03/31/2007	11.14	0.54	0.57	1.11	(0.58)	(0.54)	0.00
03/31/2006	10.58	0.55	0.92	1.47	(0.57)	(0.34)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2009, the Fund's supervisory and administrative fee was reduced by 0.02% to an annual rate of 0.38%.
(c)	Effective October 1, 2009, the Fund's supervisory and administrative fee was reduced by 0.02% to an annual rate of 0.48%.

18	PIMCO Funds	International Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.27)	$11.71	6.23%	$255,772	1.25	%*	1.25	%*	1.25	%*	1.25	%*	4.61	%*	94%
(0.52)	11.29	18.50	162,653	1.25	*	1.40	*	1.25	*	1.40	*	5.80	*	119

$(0.27)	$11.42	10.03%	$2,278,330	0.83	%*	0.83	%*	0.83	%*	0.83	%*	4.68	%*	62%
(0.60)	10.64	32.21	1,999,540	0.85	(b)	0.85	(b)	0.84	(b)	0.84	(b)	5.58		185
(0.79)	8.55	(12.67)	1,815,799	0.88		0.88		0.85		0.85		6.29		220
(0.98)	10.68	4.99	2,624,644	0.85		0.85		0.85		0.85		5.51		148
(1.16)	11.13	10.76	1,758,895	0.85		0.85		0.85		0.85		5.25		238
(0.96)	11.14	14.72	2,145,193	0.85		0.85		0.85		0.85		5.36		280

(0.27)	11.42	9.97	158,412	0.93	*	0.93	*	0.93	*	0.93	*	4.48	*	62
(0.59)	10.64	32.08	67,526	0.95	(c)	0.95	(c)	0.94	(c)	0.94	(c)	5.23		185
(0.72)	8.55	(14.12)	48	0.98	*	0.98	*	0.95	*	0.95	*	6.60	*	220

(0.26)	11.42	9.89	30,317	1.08	*	1.08	*	1.08	*	1.08	*	4.36	*	62
(0.58)	10.64	31.88	14,172	1.10	(b)	1.10	(b)	1.09	(b)	1.09	(b)	5.30		185
(0.76)	8.55	(12.89)	9,601	1.13		1.13		1.10		1.10		6.13		220
(0.95)	10.68	4.72	18,827	1.10		1.10		1.10		1.10		5.26		148
(1.13)	11.13	10.48	30,661	1.10		1.10		1.10		1.10		5.00		238
(0.93)	11.14	14.43	23,798	1.10		1.10		1.10		1.10		5.10		280

(0.25)	11.42	9.80	367,485	1.25	*	1.25	*	1.25	*	1.25	*	4.22	*	62
(0.56)	10.64	31.67	233,530	1.26		1.26		1.25		1.25		5.10		185
(0.75)	8.55	(13.02)	113,093	1.28		1.28		1.25		1.25		5.81		220
(0.94)	10.68	4.58	176,334	1.25		1.25		1.25		1.25		5.11		148
(1.12)	11.13	10.33	202,100	1.25		1.25		1.25		1.25		4.87		238
(0.91)	11.14	14.26	275,827	1.25		1.25		1.25		1.25		4.96		280

Semiannual Report	September 30, 2010	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Foreign Bond Fund (Unhedged)
Institutional Class
04/01/2010 - 09/30/2010+	$9.99	$0.14	$1.18	$1.32	$(0.12)	$0.00	$0.00
03/31/2010	8.02	0.39	1.92	2.31	(0.34)	0.00	0.00
03/31/2009	11.54	0.50	(2.59)	(2.09)	(0.32)	(1.00)	(0.11)
03/31/2008	10.21	0.42	1.64	2.06	(0.40)	(0.33)	0.00
03/31/2007	9.90	0.38	0.35	0.73	(0.35)	(0.07)	0.00
03/31/2006	10.83	0.35	(0.96)	(0.61)	(0.10)	0.00	(0.22)
Class P
04/01/2010 - 09/30/2010+	9.99	0.13	1.19	1.32	(0.12)	0.00	0.00
03/31/2010	8.02	0.35	1.95	2.30	(0.33)	0.00	0.00
04/30/2008 - 03/31/2009	11.18	0.45	(2.23)	(1.78)	(0.27)	(1.00)	(0.11)
Administrative Class
04/01/2010 - 09/30/2010+	9.99	0.13	1.18	1.31	(0.11)	0.00	0.00
03/31/2010	8.02	0.42	1.86	2.28	(0.31)	0.00	0.00
03/31/2009	11.54	0.48	(2.60)	(2.12)	(0.29)	(1.00)	(0.11)
03/31/2008	10.21	0.39	1.64	2.03	(0.37)	(0.33)	0.00
03/31/2007	9.90	0.37	0.34	0.71	(0.33)	(0.07)	0.00
02/28/2006 - 03/31/2006	10.00	0.03	(0.10)	(0.07)	0.00	0.00	(0.03)
Class D
04/01/2010 - 09/30/2010+	9.99	0.12	1.18	1.30	(0.10)	0.00	0.00
03/31/2010	8.02	0.34	1.93	2.27	(0.30)	0.00	0.00
03/31/2009	11.54	0.46	(2.60)	(2.14)	(0.27)	(1.00)	(0.11)
03/31/2008	10.21	0.37	1.64	2.01	(0.35)	(0.33)	0.00
03/31/2007	9.90	0.35	0.34	0.69	(0.31)	(0.07)	0.00
03/31/2006	10.83	0.30	(0.96)	(0.66)	(0.05)	0.00	(0.22)

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class
04/01/2010 - 09/30/2010+	$10.31	$0.15	$0.57	$0.72	$(0.13)	$0.00	$0.00
03/31/2010	9.05	0.45	1.56	2.01	(0.38)	(0.37)	0.00
03/31/2009	10.39	0.45	(0.92)	(0.47)	(0.38)	(0.49)	0.00
03/31/2008	10.17	0.40	0.19	0.59	(0.37)	0.00	0.00
03/31/2007	10.30	0.36	0.05	0.41	(0.31)	(0.21)	(0.02)
03/31/2006	10.56	0.36	0.04	0.40	(0.33)	(0.33)	0.00
Class P
04/01/2010 - 09/30/2010+	10.31	0.14	0.57	0.71	(0.12)	0.00	0.00
03/31/2010	9.05	0.42	1.58	2.00	(0.37)	(0.37)	0.00
04/30/2008 - 03/31/2009	10.29	0.41	(0.82)	(0.41)	(0.34)	(0.49)	0.00
Administrative Class
04/01/2010 - 09/30/2010+	10.31	0.13	0.57	0.70	(0.11)	0.00	0.00
03/31/2010	9.05	0.43	1.56	1.99	(0.36)	(0.37)	0.00
03/31/2009	10.39	0.43	(0.93)	(0.50)	(0.35)	(0.49)	0.00
03/31/2008	10.17	0.37	0.20	0.57	(0.35)	0.00	0.00
03/31/2007	10.30	0.34	0.05	0.39	(0.29)	(0.21)	(0.02)
03/31/2006	10.56	0.34	0.03	0.37	(0.30)	(0.33)	0.00
Class D
04/01/2010 - 09/30/2010+	10.31	0.13	0.57	0.70	(0.11)	0.00	0.00
03/31/2010	9.05	0.39	1.58	1.97	(0.34)	(0.37)	0.00
03/31/2009	10.39	0.41	(0.93)	(0.52)	(0.33)	(0.49)	0.00
03/31/2008	10.17	0.35	0.20	0.55	(0.33)	0.00	0.00
03/31/2007	10.30	0.32	0.05	0.37	(0.27)	(0.21)	(0.02)
03/31/2006	10.56	0.31	0.04	0.35	(0.28)	(0.33)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund's supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.40%.

20	PIMCO Funds	International Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.12)	$11.19	13.36%	$1,881,407	0.50	%*	0.50	%*	2.70	%*	357%
(0.34)	9.99	29.02	1,680,425	0.51		0.50		4.00		485
(1.43)	8.02	(18.22)	997,286	0.87		0.50		5.10		653
(0.73)	11.54	21.00	1,791,483	0.81		0.50		3.97		798
(0.42)	10.21	7.47	1,199,990	0.50		0.50		3.79		644
(0.32)	9.90	(5.72)	1,076,199	0.50		0.50		3.38		480

(0.12)	11.19	13.31	77,519	0.60	*	0.60	*	2.60	*	357
(0.33)	9.99	28.90	56,617	0.61		0.60		3.48		485
(1.38)	8.02	(15.92)	28	0.99	*	0.60	*	5.14	*	653

(0.11)	11.19	13.22	19,545	0.75	*	0.75	*	2.46	*	357
(0.31)	9.99	28.69	25,250	0.80		0.75		4.83		485
(1.40)	8.02	(18.42)	579,144	1.12		0.75		4.87		653
(0.70)	11.54	20.70	837,933	1.04		0.75		3.72		798
(0.40)	10.21	7.21	619,704	0.75		0.75		3.61		644
(0.03)	9.90	(0.74)	10	0.75	*	0.75	*	3.72	*	480

(0.10)	11.19	13.14	350,371	0.90	*	0.90	*	2.30	*	357
(0.30)	9.99	28.51	309,151	0.91		0.90		3.45		485
(1.38)	8.02	(18.57)	113,927	1.30	(b)	0.93	(b)	4.67		653
(0.68)	11.54	20.47	176,950	1.23		0.95		3.51		798
(0.38)	10.21	7.05	145,187	0.95		0.95		3.40		644
(0.27)	9.90	(6.15)	104,470	0.95		0.95		2.95		480

$(0.13)	$10.90	6.99%	$2,342,984	0.50	%*	0.50	%*	2.78	%*	172%
(0.75)	10.31	22.82	2,004,065	0.52		0.50		4.51		411
(0.87)	9.05	(4.34)	2,272,951	0.70		0.50		4.71		779
(0.37)	10.39	5.99	2,262,059	0.88		0.50		3.89		969
(0.54)	10.17	4.05	1,950,374	0.50		0.50		3.55		653
(0.66)	10.30	3.81	1,664,360	0.50		0.50		3.42		571

(0.12)	10.90	6.93	69,910	0.60	*	0.60	*	2.66	*	172
(0.74)	10.31	22.70	46,942	0.62		0.60		4.13		411
(0.83)	9.05	(3.76)	2,629	0.62	*	0.60	*	4.95	*	779

(0.11)	10.90	6.85	23,848	0.75	*	0.75	*	2.53	*	172
(0.73)	10.31	22.51	22,163	0.77		0.75		4.38		411
(0.84)	9.05	(4.58)	31,889	0.95		0.75		4.45		779
(0.35)	10.39	5.72	42,403	1.11		0.75		3.63		969
(0.52)	10.17	3.79	52,182	0.75		0.75		3.30		653
(0.63)	10.30	3.55	56,200	0.75		0.75		3.16		571

(0.11)	10.90	6.77	372,116	0.90	*	0.90	*	2.36	*	172
(0.71)	10.31	22.34	215,172	0.92		0.90		3.96		411
(0.82)	9.05	(4.75)	105,439	1.13	(b)	0.93	(b)	4.27		779
(0.33)	10.39	5.52	152,415	1.27		0.95		3.42		969
(0.50)	10.17	3.58	208,962	0.95		0.95		3.11		653
(0.61)	10.30	3.35	266,367	0.95		0.95		2.95		571

Semiannual Report	September 30, 2010	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Global Bond Fund (Unhedged)
Institutional Class
04/01/2010 - 09/30/2010+	$9.45	$0.14	$0.98	$1.12	$(0.12)	$0.00	$0.00
03/31/2010	8.12	0.38	1.50	1.88	(0.34)	(0.21)	0.00
03/31/2009	10.99	0.47	(2.07)	(1.60)	(0.32)	(0.88)	(0.07)
03/31/2008	9.83	0.39	1.32	1.71	(0.37)	(0.18)	0.00
03/31/2007	9.50	0.34	0.30	0.64	(0.31)	0.00	0.00
03/31/2006	10.16	0.33	(0.71)	(0.38)	(0.25)	0.00	(0.03)
Administrative Class
04/01/2010 - 09/30/2010+	9.45	0.13	0.98	1.11	(0.11)	0.00	0.00
03/31/2010	8.12	0.36	1.49	1.85	(0.31)	(0.21)	0.00
03/31/2009	10.99	0.45	(2.07)	(1.62)	(0.30)	(0.88)	(0.07)
03/31/2008	9.83	0.37	1.31	1.68	(0.34)	(0.18)	0.00
03/31/2007	9.50	0.31	0.30	0.61	(0.28)	0.00	0.00
03/31/2006	10.16	0.29	(0.69)	(0.40)	(0.23)	0.00	(0.03)
Class D
04/01/2010 - 09/30/2010+	9.45	0.12	0.98	1.10	(0.10)	0.00	0.00
03/31/2010	8.12	0.28	1.56	1.84	(0.30)	(0.21)	0.00
07/31/2008 - 03/31/2009	10.33	0.25	(1.34)	(1.09)	(0.18)	(0.88)	(0.06)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class
04/01/2010 - 09/30/2010+	$9.64	$0.12	$0.59	$0.71	$(0.11)	$0.00	$0.00
03/31/2010	8.75	0.36	1.15	1.51	(0.32)	(0.30)	0.00
03/31/2009	9.92	0.44	(0.88)	(0.44)	(0.39)	(0.34)	0.00
03/31/2008	9.61	0.39	0.28	0.67	(0.36)	0.00	0.00
03/31/2007	9.66	0.34	0.07	0.41	(0.32)	(0.14)	0.00
03/31/2006	10.00	0.34	0.00	0.34	(0.31)	(0.37)	0.00
Class P
04/01/2010 - 09/30/2010+	9.64	0.12	0.58	0.70	(0.10)	0.00	0.00
03/31/2010	8.75	0.33	1.17	1.50	(0.31)	(0.30)	0.00
04/30/2008 - 03/31/2009	9.80	0.40	(0.75)	(0.35)	(0.36)	(0.34)	0.00
Administrative Class
04/01/2010 - 09/30/2010+	9.64	0.11	0.59	0.70	(0.10)	0.00	0.00
03/31/2010	8.75	0.31	1.18	1.49	(0.30)	(0.30)	0.00
03/31/2009	9.92	0.42	(0.88)	(0.46)	(0.37)	(0.34)	0.00
03/31/2008	9.61	0.37	0.28	0.65	(0.34)	0.00	0.00
03/31/2007	9.66	0.32	0.07	0.39	(0.30)	(0.14)	0.00
03/31/2006	10.00	0.32	(0.01)	0.31	(0.28)	(0.37)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

22	PIMCO Funds	International Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.12)	$10.45	11.91%	$719,826	0.55	%*	0.55	%*	2.84	%*	201%
(0.55)	9.45	23.27	725,975	0.56		0.55		4.09		462
(1.27)	8.12	(14.42)	596,210	0.91		0.55		4.98		693
(0.55)	10.99	17.94	1,051,675	0.84		0.55		3.84		776
(0.31)	9.83	6.81	917,437	0.55		0.55		3.48		543
(0.28)	9.50	(3.74)	788,283	0.55		0.55		3.32		551

(0.11)	10.45	11.77	230,924	0.80	*	0.80	*	2.58	*	201
(0.52)	9.45	22.96	187,000	0.81		0.80		3.83		462
(1.25)	8.12	(14.63)	150,861	1.16		0.80		4.76		693
(0.52)	10.99	17.65	199,539	1.12		0.80		3.62		776
(0.28)	9.83	6.55	98,536	0.80		0.80		3.23		543
(0.26)	9.50	(3.97)	77,162	0.81		0.80		2.96		551

(0.10)	10.45	11.69	14,030	0.95	*	0.95	*	2.42	*	201
(0.51)	9.45	22.78	10,187	0.96		0.95		2.94		462
(1.12)	8.12	(10.29)	810	1.11	*	0.95	*	4.58	*	693

$(0.11)	$10.24	7.40%	$207,113	0.55	%*	0.55	%*	2.51	%*	99%
(0.62)	9.64	17.70	185,704	0.55		0.55		3.84		401
(0.73)	8.75	(4.21)	133,476	1.04		0.55		4.79		653
(0.36)	9.92	7.12	223,541	1.02		0.55		4.03		775
(0.46)	9.61	4.32	164,460	0.55		0.55		3.55		581
(0.68)	9.66	3.41	170,002	0.55		0.55		3.41		372

(0.10)	10.24	7.34	4,329	0.65	*	0.65	*	2.40	*	99
(0.61)	9.64	17.59	3,551	0.65		0.65		3.45		401
(0.70)	8.75	(3.37)	10	1.16	*	0.65	*	4.80	*	653

(0.10)	10.24	7.27	977	0.80	*	0.80	*	2.25	*	99
(0.60)	9.64	17.47	161	0.80		0.80		3.23		401
(0.71)	8.75	(4.44)	12	1.29		0.80		4.56		653
(0.34)	9.92	6.89	12	1.27		0.80		3.81		775
(0.44)	9.61	4.13	11	0.80		0.80		3.34		581
(0.65)	9.66	3.13	11	0.80		0.80		3.15		372

Semiannual Report	September 30, 2010	23

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Developing Local Markets Fund	PIMCO Emerging Local Bond Fund

Assets:
Investments, at value	$2,907,736	$4,653,195
Investments in Affiliates, at value	458,361	420,908
Repurchase agreements, at value	8,111	27,007
Cash	6,485	3,371
Deposits with counterparty	0	0
Foreign currency, at value	37,073	34,248
Receivable for investments sold	13,232	93,390
Receivable for investments in Affiliates sold	8,800	3,900
Receivable for investments sold on a delayed-delivery basis	0	0
Receivable for Fund shares sold	7,554	53,620
Interest and dividends receivable	38,225	90,138
Dividends receivable from Affiliates	160	137
Swap premiums paid	912	8,659
Unrealized appreciation on foreign currency contracts	135,556	105,159
Unrealized appreciation on swap agreements	1,993	59,734
	3,624,198	5,553,466

Liabilities:
Payable for reverse repurchase agreements	$0	$0
Payable for investments purchased	90,533	34,577
Payable for investments in Affiliates purchased	160	137
Payable for investments purchased on a delayed-delivery basis	0	0
Payable for short sales	2,146	0
Deposits from counterparty	94,828	111,279
Payable for Fund shares redeemed	14,885	7,739
Dividends payable	566	2,615
Written options outstanding	328	228
Accrued related party fees	2,648	4,223
Variation margin payable	0	0
Swap premiums received	0	3,778
Unrealized depreciation on foreign currency contracts	36,955	53,954
Unrealized depreciation on swap agreements	14	687
Other liabilities	0	7,076
	243,063	226,293

Net Assets	$3,381,135	$5,327,173

Net Assets Consist of:
Paid in capital	$4,032,473	$4,945,445
Undistributed (overdistributed) net investment income	(59,351)	(68,351)
Accumulated undistributed net realized gain (loss)	(775,176)	(55,335)
Net unrealized appreciation	183,189	505,414
	$3,381,135	$5,327,173

Net Assets:
Institutional Class	$2,703,981	$3,379,500
Class P	79,995	574,174
Administrative Class	6,147	259,306
Class D	291,689	723,599
Other Classes	299,323	390,594

Shares Issued and Outstanding:
Institutional Class	255,480	305,445
Class P	7,558	51,895
Administrative Class	581	23,437
Class D	27,559	65,400

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.58	$11.06
Class P	10.58	11.06
Administrative Class	10.58	11.06
Class D	10.58	11.06

Cost of Investments Owned	$2,828,538	$4,255,886
Cost of Investments in Affiliates Owned	$458,290	$420,917
Cost of Repurchase Agreements Owned	$8,111	$27,007
Cost of Foreign Currency Held	$35,050	$33,958
Proceeds Received on Short Sales	$2,144	$0
Premiums Received on Written Options	$869	$646

24	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

PIMCO Emerging Markets and Infrastructure Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar-Hedged)

$242,783	$3,669,939	$2,624,969	$3,256,532	$957,863	$279,947
7,831	40,692	67,824	6,992	7,518	2,254
11,392	7,500	6,000	21,156	2,847	671
3,480	269	1,227	1,363	23	9
106	8	27	0	0	26
1,716	1,848	9,998	14,516	2,444	819
13,136	171,239	70,887	66,838	18,078	7,977
0	0	0	0	0	2,400
5,739	0	0	0	0	2,998
1,492	17,158	8,451	6,908	1,676	255
4,258	52,490	24,900	39,274	10,677	3,117
3	2	36	47	8	0
243	13,393	6,991	9,181	3,375	718
141	13,665	24,873	19,930	6,012	1,223
627	19,385	31,250	24,803	7,525	2,339
292,947	4,007,588	2,877,433	3,467,540	1,018,046	304,753

$0	$3,007	$0	$0	$0	$0
29,690	256,862	46,591	84,813	22,564	5,209
3	2	36	47	8	0
5,739	146,509	0	0	0	14,264
0	0	0	0	0	0
520	30,632	41,493	23,472	5,500	1,460
22	14,156	9,191	4,577	4,172	148
1	3,682	752	1,243	68	81
326	7,438	7,991	9,650	3,998	933
247	2,820	1,392	1,613	480	158
1	170	1,008	1,523	440	106
144	9,372	853	2,260	651	137
424	28,954	32,022	129,777	12,916	10,722
38	201	1,413	5,218	2,469	296
20	11	0	1	0	4
37,175	503,816	142,742	264,194	53,266	33,518

$255,772	$3,503,772	$2,734,691	$3,203,346	$964,780	$271,235

$242,867	$3,244,881	$2,679,929	$3,144,537	$943,963	$264,377
(93)	(23,646)	(10,078)	(61,745)	(13,668)	437
5,059	(74,974)	1,507	50,373	13,519	4,711
7,939	357,511	63,333	70,181	20,966	1,710
$255,772	$3,503,772	$2,734,691	$3,203,346	$964,780	$271,235

$255,772	$2,278,330	$1,881,407	$2,342,984	$719,826	$207,113
NA	158,412	77,519	69,910	NA	4,329
NA	30,317	19,545	23,848	230,924	977
NA	367,485	350,371	372,116	14,030	NA
NA	669,228	405,849	394,488	NA	58,816

21,846	199,524	168,189	214,866	68,873	20,217
NA	13,873	6,930	6,411	NA	423
NA	2,655	1,747	2,187	22,095	95
NA	32,182	31,321	34,125	1,342	NA

$11.71	$11.42	$11.19	$10.90	$10.45	$10.24
NA	11.42	11.19	10.90	NA	10.24
NA	11.42	11.19	10.90	10.45	10.24
NA	11.42	11.19	10.90	10.45	NA

$235,980	$3,314,523	$2,575,098	$3,097,642	$935,960	$271,083
$7,831	$40,692	$67,824	$6,992	$7,518	$2,254
$11,392	$7,500	$6,000	$21,156	$2,847	$671
$1,689	$1,852	$20,391	$14,537	$2,427	$821
$0	$0	$0	$0	$0	$0
$270	$3,597	$6,946	$8,529	$2,821	$739

Semiannual Report	September 30, 2010	25

Statements of Operations

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO Developing Local Markets Fund	PIMCO Emerging Local Bond Fund

Investment Income:
Interest, net of foreign taxes*	$42,697	$125,895
Dividends	0	0
Dividends from Affiliate investments	1,353	649
Miscellaneous income	0	2
Total Income	44,050	126,546

Expenses:
Investment advisory fees	7,393	9,325
Supervisory and administrative fees	7,386	11,081
Distribution and/or servicing fees - Administrative Class	7	320
Distribution and/or servicing fees - Other Classes	696	492
Trustees’ fees	5	5
Interest expense	68	66
Miscellaneous expense	11	10
Total Expenses	15,566	21,299

Net Investment Income	28,484	105,247

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(7,489)	(20,383)
Net realized gain on Affiliate investments	472	277
Net realized gain on futures contracts, written options and swaps	408	18,459
Net realized gain (loss) on foreign currency transactions	4,609	(6,702)
Net change in unrealized appreciation on investments	79,533	308,006
Net change in unrealized appreciation (depreciation) on Affiliate investments	63	(9)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	1,289	25,370
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	64,627	34,630
Net Gain	143,512	359,648

Net Increase in Net Assets Resulting from Operations	$171,996	$464,895

* Foreign tax withholdings	$0	$3,252

26	PIMCO Funds	International Bond Funds	See Accompanying Notes

PIMCO Emerging Markets and Infrastructure Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Foreign Bond Fund (U.S. Dollar- Hedged)	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar- Hedged)

$5,901	$83,871	$39,164	$47,656	$15,405	$3,931
0	0	9	30	9	7
13	199	126	265	69	17
0	0	3	0	0	0
5,914	84,070	39,302	47,951	15,483	3,955

854	6,866	3,062	3,653	1,142	324
402	6,928	4,081	4,616	1,393	429
0	24	23	29	244	0
0	1,382	755	703	0	147
0	6	5	6	1	0
0	16	50	39	13	4
9	16	9	10	3	1
1,265	15,238	7,985	9,056	2,796	905

4,649	68,832	31,317	38,895	12,687	3,050

4,458	32,443	(21,994)	7,734	(6,900)	(409)
5	104	22	49	42	7
313	38,393	27,917	43,070	16,956	5,339
81	9,030	91,905	42,082	27,819	4,193
2,780	177,268	146,583	167,991	47,746	14,498
0	0	0	0	(1)	0
1,137	(6,417)	22,660	15,915	4,203	1,331

(366)	(20,860)	11,955	(119,489)	131	(9,650)
8,408	229,961	279,048	157,352	89,996	15,309

$13,057	$298,793	$310,365	$196,247	$102,683	$18,359

$14	$0	$0	$21	$0	$10

Semiannual Report	September 30, 2010	27

Statements of Changes in Net Assets

	PIMCO Developing Local Markets Fund		PIMCO Emerging Local Bond Fund		PIMCO Emerging Markets and Infrastructure Bond Fund

(Amounts In thousands)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Period from July 1, 2009 to March 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$28,484	$44,891	$105,247	$87,146	$4,649	$2,328
Net realized gain (loss)	(2,472)	(144,238)	(8,626)	(360)	4,852	473
Net realized gain on Affiliate investments	472	98	277	119	5	0
Net change in unrealized appreciation	145,449	571,199	368,006	418,138	3,551	4,388
Net change in unrealized appreciation (depreciation) on Affiliate investments	63	(23)	(9)	(27)	0	0
Net increase resulting from operations	171,996	471,927	464,895	505,016	13,057	7,189

Distributions to Shareholders:
From net investment income
Institutional Class	(24,362)	(22,494)	(73,987)	(78,258)	(4,740)	(2,351)
Class P	(570)	(492)	(8,191)	(810)	0	0
Administrative Class	(47)	(46)	(6,700)	(3,164)	0	0
Class D	(2,002)	(2,569)	(14,973)	(11,083)	0	0
Other Classes	(1,882)	(2,448)	(6,203)	(4,135)	0	0
From net realized capital gains
Institutional Class	0	0	0	0	0	(250)
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	(12,327)	0	0	0	0
Class P	0	(330)	0	0	0	0
Administrative Class	0	(29)	0	0	0	0
Class D	0	(1,960)	0	0	0	0
Other Classes	0	(2,267)	0	0	0	0

Total Distributions	(28,863)	(44,962)	(110,054)	(97,450)	(4,740)	(2,601)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,353,167	1,508,356	1,730,507	1,454,392	81,547	159,426
Class P	35,696	80,611	504,867	69,742	0	0
Administrative Class	477	6,490	73,375	263,870	0	0
Class D	75,174	235,213	243,984	522,929	0	0
Other Classes	49,508	174,491	226,952	170,186	0	0
Issued as reinvestment of distributions
Institutional Class	22,297	31,324	66,868	70,590	4,738	2,598
Class P	115	152	4,487	249	0	0
Administrative Class	47	74	6,665	3,146	0	0
Class D	1,758	4,161	14,366	10,691	0	0
Other Classes	1,491	3,503	5,175	3,266	0	0
Cost of shares redeemed
Institutional Class	(906,429)	(1,301,555)	(597,327)	(1,439,840)	(1,483)	(3,959)
Class P	(32,985)	(9,971)	(48,972)	(3,024)	0	0
Administrative Class	(449)	(6,616)	(89,377)	(23,863)	0	0
Class D	(78,635)	(145,880)	(84,975)	(60,999)	0	0
Other Classes	(80,612)	(148,882)	(42,550)	(24,997)	0	0
Net increase (decrease) resulting from Fund share transactions	440,620	431,471	2,014,045	1,016,338	84,802	158,065

Fund Redemption Fee	0	7	0	1	0	0

Total Increase (Decrease) in Net Assets	583,753	858,443	2,368,886	1,423,905	93,119	162,653

Net Assets:
Beginning of period	2,797,382	1,938,939	2,958,287	1,534,382	162,653	0
End of period*	$3,381,135	$2,797,382	$5,327,173	$2,958,287	$255,772	$162,653

*Including undistributed (overdistributed) net investment income of:	$(59,351)	$(58,972)	$(68,351)	$(63,544)	$(23,646)	$(2)

28	PIMCO Funds	International Bond Funds	See Accompanying Notes

PIMCO Emerging Markets Bond Fund		PIMCO Foreign Bond Fund (Unhedged)		PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		PIMCO Global Bond Fund (Unhedged)		PIMCO Global Bond Fund (U.S. Dollar- Hedged)

Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

$68,832	$138,283	$31,317	$81,375	$38,895	$107,782	$12,687	$33,836	$3,050	$6,929
79,866	(38,281)	97,828	75,417	92,886	(47,828)	37,875	31,786	9,123	(433)
104	80	22	69	49	64	42	26	7	6
149,991	585,391	181,198	304,998	64,417	436,035	52,080	96,720	6,179	22,561
0	(12)	0	0	0	(2)	(1)	0	0	0
298,793	685,461	310,365	461,859	196,247	496,051	102,683	162,368	18,359	29,063

(51,511)	(24,478)	(20,526)	(48,399)	(26,163)	(77,248)	(8,548)	(23,878)	(2,212)	(4,998)
(2,559)	(249)	(726)	(887)	(681)	(886)	0	0	(43)	(55)
(448)	(118)	(196)	(5,172)	(248)	(1,033)	(2,113)	(5,774)	(3)	(2)
(6,389)	(1,414)	(3,150)	(6,207)	(2,849)	(4,641)	(113)	(95)	0	0
(12,229)	(2,183)	(3,301)	(8,457)	(3,198)	(8,808)	0	0	(404)	(1,035)

0	0	0	0	0	(70,602)	0	(14,858)	0	(4,836)
0	0	0	0	0	(1,075)	0	0	0	(67)
0	0	0	0	0	(799)	0	(3,989)	0	(4)
0	0	0	0	0	(5,402)	0	(125)	0	0
0	0	0	0	0	(10,132)	0	0	0	(1,300)

0	(91,527)	0	0	0	0	0	0	0	0
0	(1,536)	0	0	0	0	0	0	0	0
0	(575)	0	0	0	0	0	0	0	0
0	(8,992)	0	0	0	0	0	0	0	0
0	(19,646)	0	0	0	0	0	0	0	0

(73,136)	(150,718)	(27,899)	(69,122)	(33,139)	(180,626)	(10,774)	(48,719)	(2,662)	(12,297)

649,148	811,096	360,454	1,013,579	475,085	690,380	103,650	243,479	31,460	67,517
102,257	75,151	22,828	63,379	30,854	51,289	0	0	1,905	3,776
19,303	5,626	2,587	60,438	5,945	8,170	39,291	43,789	806	172
170,153	170,675	70,927	259,539	191,801	133,297	4,556	12,083	0	0
198,282	241,168	70,462	218,021	117,566	115,979	0	0	18,330	22,932

33,615	77,930	17,318	41,573	19,747	112,603	8,142	37,475	1,810	7,902
1,547	894	217	311	347	1,018	0	0	24	41
439	673	187	4,652	244	1,806	2,108	9,745	3	6
5,678	9,301	2,869	5,577	2,658	9,065	99	195	0	0
9,918	16,812	2,562	6,646	2,733	15,680	0	0	308	1,806

(557,111)	(1,114,345)	(371,729)	(615,535)	(278,546)	(1,330,610)	(188,373)	(241,880)	(24,018)	(36,348)
(21,719)	(13,255)	(9,720)	(9,112)	(11,588)	(10,584)	0	0	(1,395)	(407)
(5,049)	(4,172)	(10,449)	(687,561)	(5,789)	(23,910)	(17,742)	(40,542)	(8)	(34)
(62,940)	(95,139)	(68,436)	(97,430)	(53,452)	(48,366)	(2,022)	(2,726)	0	0
(94,858)	(147,452)	(73,631)	(128,455)	(59,868)	(122,364)	0	0	(13,075)	(12,962)
448,663	34,963	16,446	135,622	437,737	(396,547)	(50,291)	61,618	16,150	54,401

0	3	0	16	0	8	0	14	0	14

674,320	569,709	298,912	528,375	600,845	(81,114)	41,618	175,281	31,847	71,181

2,829,452	2,259,743	2,435,779	1,907,404	2,602,501	2,683,615	923,162	747,881	239,388	168,207
$3,503,772	$2,829,452	$2,734,691	$2,435,779	$3,203,346	$2,602,501	$964,780	$923,162	$271,235	$239,388

$(23,646)	$(19,342)	$(10,078)	$(13,496)	$(61,745)	$(67,501)	$(13,668)	$(15,581)	$437	$49

Semiannual Report	September 30, 2010	29

Schedule of Investments PIMCO Developing Local Markets Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 1.1%

CORPORATE BONDS & NOTES 1.1%

Westpac Banking Corp.
0.482% due 12/14/2012		$38,000	$38,039

Total Australia (Cost $38,000)			38,039

BARBADOS 0.2%

CORPORATE BONDS & NOTES 0.2%

Columbus International, Inc.
11.500% due 11/20/2014		$6,500	7,214

Total Barbados (Cost $7,067)			7,214

BRAZIL 5.6%

CORPORATE BONDS & NOTES 0.2%

Banco do Brasil S.A.
4.500% due 01/22/2015		$7,600	8,006

SOVEREIGN ISSUES 5.4%

Brazil Government International Bond
11.000% due 08/17/2040		2,000	2,780

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	1,900	2,189

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		47,980	27,832
10.000% due 01/01/2013		11,200	6,374
10.000% due 01/01/2017		259,643	141,981

			181,156

Total Brazil (Cost $175,929)			189,162

CANADA 0.5%

CORPORATE BONDS & NOTES 0.5%

Canadian Natural Resources Ltd.
5.450% due 10/01/2012		$900	969

Devon Financing Corp. ULC
6.875% due 09/30/2011		4,500	4,762

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		8,100	8,242

TELUS Corp.
8.000% due 06/01/2011		1,209	1,266

Total Canada (Cost $15,086)			15,239

CAYMAN ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.0%

Atrium CDO Corp.
0.923% due 06/27/2015		$1,041	974

CORPORATE BONDS & NOTES 0.3%

Vita Capital III Ltd.
1.633% due 01/01/2011		9,300	9,275

Total Cayman Islands (Cost $10,308)			10,249

CHILE 0.1%

CORPORATE BONDS & NOTES 0.1%

Codelco, Inc.
4.750% due 10/15/2014		$1,000	1,092
6.375% due 11/30/2012		500	551

Total Chile (Cost $1,629)			1,643

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CHINA 0.1%

SOVEREIGN ISSUES 0.1%

Export-Import Bank of China
4.875% due 07/21/2015		$1,699	$1,895
5.250% due 07/29/2014		1,512	1,669

Total China (Cost $3,421)			3,564

COLOMBIA 1.4%

SOVEREIGN ISSUES 1.4%

Bogota Distrito Capital
9.750% due 07/26/2028	COP	660,000	512

Colombia Government International Bond
2.176% due 11/16/2015		$8,060	8,221
3.842% due 03/18/2013		5,950	6,069
8.250% due 12/22/2014		10,570	12,975
10.000% due 01/23/2012		9,760	10,873
10.750% due 01/15/2013		7,917	9,540

Total Colombia (Cost $46,953)			48,190

EGYPT 0.9%

CORPORATE BONDS & NOTES 0.9%

Petroleum Export Ltd.
5.265% due 06/15/2011		$19,975	19,941

Petroleum Export II Ltd.
6.340% due 06/20/2011		11,133	11,105

			31,046

SOVEREIGN ISSUES 0.0%

Egypt Government International Bond
8.750% due 07/11/2011		40	43

Total Egypt (Cost $31,086)			31,089

EL SALVADOR 0.5%

SOVEREIGN ISSUES 0.5%

El Salvador Government International Bond
8.500% due 07/25/2011		$16,923	17,938

Total El Salvador (Cost $17,661)			17,938

FRANCE 1.3%

CORPORATE BONDS & NOTES 1.3%

Dexia Credit Local S.A.
0.778% due 01/12/2012		$43,400	43,197

Total France (Cost $43,400)			43,197

GUATEMALA 0.3%

SOVEREIGN ISSUES 0.3%

Guatemala Government Bond
9.250% due 08/01/2013		$4,060	4,831
10.250% due 11/08/2011		3,998	4,398

Total Guatemala (Cost $9,063)			9,229

HUNGARY 0.0%

SOVEREIGN ISSUES 0.0%

Hungary Government Bond
6.000% due 10/24/2012	HUF	179,100	882

Total Hungary (Cost $975)			882

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDONESIA 0.9%

CORPORATE BONDS & NOTES 0.9%

Majapahit Holding BV
7.250% due 10/17/2011		$29,148	$30,702

Total Indonesia (Cost $30,093)			30,702

IRELAND 1.0%

CORPORATE BONDS & NOTES 1.0%

DanFin Funding Ltd.
1.226% due 07/16/2013		$34,000	33,984

Total Ireland (Cost $34,000)			33,984

ISRAEL 0.0%

CORPORATE BONDS & NOTES 0.0%

Israel Electric Corp. Ltd.
7.950% due 05/30/2011		$300	311

Total Israel (Cost $311)			311

KAZAKHSTAN 1.8%

CORPORATE BONDS & NOTES 1.8%

Intergas Finance BV
6.875% due 11/04/2011		$4,844	5,086

Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		13,400	13,652

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		39,723	42,016

Total Kazakhstan (Cost $59,156)			60,754

LUXEMBOURG 1.1%

CORPORATE BONDS & NOTES 1.1%

Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	5,600	8,285

Sberbank Via SB Capital S.A.
5.930% due 11/14/2011		$25,000	26,069

Telecom Italia Capital S.A.
0.946% due 02/01/2011		1,550	1,548

Total Luxembourg (Cost $35,383)			35,902

MALAYSIA 0.9%

CORPORATE BONDS & NOTES 0.8%

Petronas Capital Ltd.
7.000% due 05/22/2012		$24,525	26,636

SOVEREIGN ISSUES 0.1%

Malaysia Government International Bond
7.500% due 07/15/2011		2,950	3,099

Total Malaysia (Cost $29,401)			29,735

MEXICO 4.2%

CORPORATE BONDS & NOTES 1.9%

BBVA Bancomer S.A.
7.250% due 04/22/2020		$1,400	1,507

Pemex Finance Ltd.
9.030% due 02/15/2011		1,060	1,079

Pemex Project Funding Master Trust
0.896% due 12/03/2012		34,259	34,173
5.500% due 02/24/2025	EUR	6,900	9,408

30	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	214,500	$18,132

			64,299

SOVEREIGN ISSUES 2.3%

Mexico Government International Bond
7.500% due 06/21/2012		928,545	76,724

Total Mexico (Cost $138,886)			141,023

PANAMA 1.7%

SOVEREIGN ISSUES 1.7%

Panama Government International Bond
7.250% due 03/15/2015		$18,070	21,684
9.375% due 07/23/2012		9,585	10,975
9.625% due 02/08/2011		24,964	25,838

Total Panama (Cost $57,159)			58,497

PERU 0.3%

SOVEREIGN ISSUES 0.3%

Peru Government International Bond
9.125% due 02/21/2012		$8,000	8,880

Total Peru (Cost $8,802)			8,880

PHILIPPINES 0.3%

SOVEREIGN ISSUES 0.3%

Philippines Government International Bond
8.250% due 01/15/2014		$229	276
8.875% due 03/17/2015		7,860	10,080

Total Philippines (Cost $9,770)			10,356

POLAND 7.3%

SOVEREIGN ISSUES 7.3%

Poland Government International Bond
0.000% due 07/25/2012	PLN	49,000	15,517
0.000% due 10/25/2012		42,000	13,273
4.750% due 04/25/2012		50,200	17,343
5.500% due 04/25/2015		31,000	10,822
5.750% due 04/25/2014		19,000	6,703
6.000% due 11/24/2010		465,330	160,540
6.250% due 07/03/2012		$20,300	22,102

Total Poland (Cost $222,888)			246,300

QATAR 2.0%

CORPORATE BONDS & NOTES 2.0%

Qatar Petroleum
5.579% due 05/30/2011		$10,946	11,108

Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		9,555	10,643

Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		38,950	41,144
5.500% due 09/30/2014		2,750	3,019
5.832% due 09/30/2016		1,401	1,527

			67,441

SOVEREIGN ISSUES 0.0%

Qatar Government International Bond
4.000% due 01/20/2015		300	318

Total Qatar (Cost $66,203)			67,759

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RUSSIA 7.9%

CORPORATE BONDS & NOTES 7.9%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.381% due 06/27/2012	EUR	3,000	$4,259
5.670% due 03/05/2014		$7,130	7,504
6.103% due 06/27/2012		43,040	45,313

Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		11,530	12,006

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		42,880	49,162

Gazprom Via Gaz Capital S.A.
7.343% due 04/11/2013		600	654

Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020		2,722	2,950

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		19,068	19,878

JPMorgan Chase Bank N.A.
3.254% due 02/11/2011 (g)		1,900	1,839

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.875% due 11/29/2010		27,025	27,295
7.175% due 05/16/2013		9,240	9,955
9.000% due 06/11/2014		3,100	3,573

Sberbank Via SB Capital S.A.
6.468% due 07/02/2013		10,370	11,109

TNK-BP Finance S.A.
6.125% due 03/20/2012		9,700	10,112
6.875% due 07/18/2011		44,050	45,621
7.500% due 03/13/2013		4,625	5,046

VTB Bank Via VTB Capital S.A.
6.609% due 10/31/2012		7,300	7,734
8.250% due 06/30/2011	EUR	3,000	4,264

Total Russia (Cost $261,860)			268,274

SOUTH AFRICA 2.0%

SOVEREIGN ISSUES 2.0%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,580	2,312
6.500% due 06/02/2014		$4,790	5,473
7.375% due 04/25/2012		55,163	60,403

Total South Africa (Cost $67,090)			68,188

SOUTH KOREA 4.1%

CORPORATE BONDS & NOTES 0.6%

Industrial Bank of Korea
0.763% due 04/27/2011		$3,000	2,976

Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		4,100	4,601

Shinhan Bank
1.593% due 06/04/2011		14,000	14,021

			21,598

SOVEREIGN ISSUES 3.5%

Export-Import Bank of Korea
0.616% due 11/16/2010		7,500	7,478
1.139% due 02/14/2013	EUR	2,600	3,357
1.342% due 03/13/2012		$16,500	16,495
5.125% due 02/14/2011		9,450	9,571
5.500% due 10/17/2012		10,200	10,921
5.875% due 01/14/2015		300	336
8.125% due 01/21/2014		7,310	8,595

Korea Development Bank
0.492% due 09/12/2011		2,000	1,991
0.619% due 11/22/2012		12,600	12,290

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.022% due 04/03/2014	EUR	1,000	$1,299
1.081% due 03/09/2011		3,000	4,054
5.300% due 01/17/2013		$13,213	14,123
5.750% due 05/13/2012		4,800	5,002
5.750% due 09/10/2013		2,310	2,532
8.000% due 01/23/2014		3,720	4,356

Korea Government Bond
4.250% due 06/01/2013		5,000	5,314

Korea National Housing Corp.
0.589% due 11/22/2011		10,000	9,929

			117,643

Total South Korea (Cost $137,571)			139,241

THAILAND 0.2%

SOVEREIGN ISSUES 0.2%

Thailand Government Bond
3.875% due 06/13/2019	THB	154,000	5,500

Total Thailand (Cost $5,379)			5,500

TUNISIA 2.7%

SOVEREIGN ISSUES 2.7%

Banque Centrale de Tunisie S.A.
4.750% due 04/07/2011	EUR	4,600	6,396
7.375% due 04/25/2012		$78,209	85,248

Total Tunisia (Cost $90,629)			91,644

TURKEY 4.0%

SOVEREIGN ISSUES 4.0%

Turkey Government International Bond
0.000% due 02/02/2011	TRY	30,000	20,291
0.000% due 05/11/2011		18,000	11,912
0.000% due 11/16/2011		6,800	4,328
9.000% due 06/30/2011		$5,470	5,799
11.500% due 01/23/2012		5,119	5,785
14.000% due 01/19/2011	TRY	122,400	86,197

Total Turkey (Cost $131,584)			134,312

UNITED ARAB EMIRATES 0.4%

SOVEREIGN ISSUES 0.4%

Emirate of Abu Dhabi
5.500% due 08/02/2012		$13,600	14,689

Total United Arab Emirates (Cost $14,179)			14,689

UNITED KINGDOM 4.3%

CORPORATE BONDS & NOTES 4.3%

Bank of Scotland PLC
0.352% due 12/08/2010		$20,300	20,290

Barclays Bank PLC
10.179% due 06/12/2021		15,240	20,360

Royal Bank of Scotland Group PLC
0.559% due 03/30/2012		38,500	38,491
1.406% due 04/23/2012		52,000	52,450

Vodafone Group PLC
0.584% due 02/27/2012		6,131	6,141
0.632% due 06/15/2011		4,840	4,847
5.350% due 02/27/2012		1,800	1,907

Total United Kingdom (Cost $139,375)			144,486

UNITED STATES 17.8%

ASSET-BACKED SECURITIES 0.3%

ACE Securities Corp.
0.306% due 12/25/2036		$241	230

See Accompanying Notes	Semiannual Report	September 30, 2010	31

Schedule of Investments PIMCO Developing Local Markets Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
0.306% due 11/25/2036	$178	$171
0.336% due 10/25/2036	249	233

Carrington Mortgage Loan Trust
0.356% due 06/25/2037	2,387	2,094
0.576% due 10/25/2035	287	273

Citigroup Mortgage Loan Trust, Inc.
0.316% due 05/25/2037	311	288
0.316% due 07/25/2045	491	386

Countrywide Asset-Backed Certificates
0.356% due 09/25/2047	326	317
0.416% due 02/25/2036	50	50

Credit-Based Asset Servicing & Securitization LLC
0.376% due 07/25/2037	136	120

Daimler Chrysler Auto Trust
1.738% due 09/10/2012	1,584	1,590

Fremont Home Loan Trust
0.316% due 01/25/2037	202	183

GE-WMC Mortgage Securities LLC
0.296% due 08/25/2036	64	26

GSAA Trust
0.556% due 05/25/2047	700	388

GSAMP Trust
0.326% due 10/25/2036	17	16
0.326% due 12/25/2036	300	204

HSBC Asset Loan Obligation
0.316% due 12/25/2036	291	251

HSI Asset Securitization Corp. Trust
0.316% due 05/25/2037	339	331

JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036	229	221
0.366% due 08/25/2036	4,517	1,981

MASTR Asset-Backed Securities Trust
0.306% due 01/25/2037	338	115

Morgan Stanley ABS Capital I
0.296% due 10/25/2036	72	72
0.306% due 11/25/2036	54	53

Morgan Stanley Mortgage Loan Trust
0.486% due 02/25/2037	593	274

Nationstar Home Equity Loan Trust
0.316% due 03/25/2037	43	43

New Century Home Equity Loan Trust
0.436% due 05/25/2036	904	615

Residential Asset Securities Corp.
0.316% due 01/25/2037	53	53

Securitized Asset-Backed Receivables LLC Trust
0.296% due 01/25/2037	222	212
0.316% due 12/25/2036	392	137
0.336% due 11/25/2036	286	103

Structured Asset Securities Corp.
0.336% due 01/25/2037	192	187

WaMu Asset-Backed Certificates
0.306% due 01/25/2037	158	145

		11,362

BANK LOAN OBLIGATIONS 0.4%

Georgia-Pacific Corp.
2.289% due 12/23/2012	245	244
2.292% due 12/23/2012	8,837	8,798
2.299% due 12/23/2012	1,570	1,563

Petroleum Export III Ltd.
3.792% due 04/08/2013	2,534	2,526

		13,131

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 15.6%

Allied Waste North America, Inc.
6.500% due 11/15/2010		$300	$302

Ally Financial, Inc.
5.375% due 06/06/2011	EUR	1,000	1,391
7.250% due 03/02/2011		$18,900	19,265

American International Group, Inc.
0.635% due 10/18/2011		2,800	2,760

Anadarko Petroleum Corp.
7.625% due 03/15/2014		12,400	14,047

Anheuser-Busch InBev Worldwide, Inc.
1.019% due 03/26/2013		1,500	1,511
3.000% due 10/15/2012		12,000	12,464

Bear Stearns Cos. LLC
5.300% due 10/30/2015		800	894
6.400% due 10/02/2017		300	350

Citibank N.A.
0.292% due 09/21/2012		16,030	16,061

Citigroup Funding, Inc.
0.805% due 04/30/2012		12,985	13,066

Citigroup, Inc.
0.452% due 05/18/2011		8,900	8,892

Countrywide Financial Corp.
1.291% due 11/23/2010	EUR	500	689

CVS Caremark Corp.
5.750% due 08/15/2011		$900	938

Daimler Finance North America LLC
5.750% due 09/08/2011		2,000	2,089
7.750% due 01/18/2011		900	918

Dow Chemical Co.
2.668% due 08/08/2011		7,500	7,592
4.850% due 08/15/2012		900	953

Duke Energy Carolinas LLC
5.625% due 11/30/2012		1,800	1,969
6.250% due 01/15/2012		900	964

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		159	159

El Paso Performance-Linked Trust
7.750% due 07/15/2011		3,700	3,849

Ford Motor Credit Co. LLC
8.625% due 11/01/2010		7,000	7,034

FPL Group Capital, Inc.
1.172% due 06/17/2011		9,600	9,638

General Electric Capital Corp.
0.368% due 05/08/2012		52,500	52,542
0.446% due 08/15/2011		2,800	2,801
0.543% due 12/07/2012		12,500	12,592
0.648% due 04/10/2012		24,000	23,892
0.916% due 02/01/2011		28,000	28,052

Hewlett-Packard Co.
1.354% due 05/27/2011		27,500	27,698

HJ Heinz Finance Co.
6.625% due 07/15/2011		2,400	2,508

International Lease Finance Corp.
0.863% due 07/01/2011		10,000	9,658
4.950% due 02/01/2011		1,300	1,306

John Deere Capital Corp.
1.042% due 06/10/2011		20,900	21,015

JPMorgan Chase & Co.
0.695% due 01/17/2011		10,960	10,966
1.128% due 09/26/2013	EUR	4,400	5,851

Kraft Foods, Inc.
5.625% due 11/01/2011		$4,500	4,727

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)		$5,900	$1,305
4.730% due 06/01/2011 (a)(g)	CAD	5,325	883
6.875% due 05/02/2018 (a)		$6,974	1,674
7.875% due 05/08/2018 (a)	GBP	5,000	1,973

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		$2,300	2,266

Metropolitan Life Global Funding I
0.542% due 03/15/2012		4,100	4,106

Morgan Stanley
0.641% due 06/20/2012		25,000	25,207
0.775% due 01/18/2011		6,989	6,989

Ohio Power Co.
5.300% due 11/01/2010		2,000	2,006

PACCAR, Inc.
1.466% due 09/14/2012		8,000	8,163

Pemex Project Funding Master Trust
0.896% due 12/03/2012		5,000	4,988

Pfizer, Inc.
4.450% due 03/15/2012		4,500	4,739

SLM Corp.
0.492% due 03/15/2011		700	694
0.728% due 10/25/2011		1,000	954
1.079% due 12/15/2010	EUR	600	813
5.375% due 05/15/2014		$1,100	1,072

Southern Co.
0.918% due 10/21/2011		14,700	14,755

Steel Dynamics, Inc.
7.375% due 11/01/2012		5,000	5,369

Teco Finance, Inc.
7.000% due 05/01/2012		1,800	1,953

Teva Pharmaceutical Finance III LLC
0.691% due 12/19/2011		6,800	6,827

Time Warner Entertainment Co. LP
8.875% due 10/01/2012		1,700	1,939

UnitedHealth Group, Inc.
1.718% due 02/07/2011		16,000	16,075

Verizon Wireless Capital LLC
2.945% due 05/20/2011		15,000	15,253

Wachovia Bank N.A.
0.366% due 12/02/2010		9,000	9,002

Wachovia Corp.
0.412% due 03/15/2011		9,700	9,706
0.636% due 04/23/2012		9,700	9,664

Weyerhaeuser Co.
6.750% due 03/15/2012		11,000	11,610

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		10,000	10,000

WM Wrigley Jr. Co.
1.664% due 06/28/2011		14,200	14,209

XTO Energy, Inc.
7.500% due 04/15/2012		2,042	2,251

			527,848

MORTGAGE-BACKED SECURITIES 0.4%

American Home Mortgage Investment Trust
0.496% due 05/25/2047		471	70

Banc of America Mortgage Securities, Inc.
2.766% due 07/25/2034		642	589

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		1	1

Citigroup Mortgage Loan Trust, Inc.
0.326% due 01/25/2037		214	140

32	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
0.526% due 05/25/2036	$400	$84
0.606% due 06/25/2037	619	125
5.303% due 10/25/2035	396	332

Countrywide Home Loan Mortgage Pass-Through Trust
3.069% due 04/20/2035	3,239	3,104
5.416% due 02/20/2036	573	397

Credit Suisse First Boston Mortgage Securities Corp.
2.503% due 06/25/2033	1,781	1,724

Merrill Lynch Floating Trust
0.327% due 06/15/2022	800	766

Morgan Stanley Capital I
0.318% due 10/15/2020	1,068	987

Sovereign Commercial Mortgage Securities Trust
5.846% due 07/22/2030	586	608

Structured Adjustable Rate Mortgage Loan Trust
2.590% due 07/25/2034	3,554	3,268

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	75	69

		12,264

U.S. GOVERNMENT AGENCIES 1.0%

Fannie Mae
1.586% due 06/01/2043 - 07/01/2044	746	748
2.790% due 11/01/2035	186	194
5.000% due 02/25/2017	80	82
5.112% due 09/01/2035	399	425
5.156% due 11/01/2035	340	363
5.186% due 10/01/2035	354	378
5.198% due 08/01/2035	367	391
5.256% due 09/01/2035	365	389

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.362% due 03/09/2011		$11,500	$11,508
0.516% due 08/25/2031		314	292
0.536% due 09/25/2031		305	289
0.593% due 04/01/2011		20,076	20,091
2.913% due 08/01/2035		51	53

			35,203

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
2.375% due 08/31/2014 (c)		3,500	3,694

Total United States (Cost $607,939)			603,502

SHORT-TERM INSTRUMENTS 22.6%

REPURCHASE AGREEMENTS 0.3%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010		$3,000	3,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $3,061. Repurchase proceeds are $3,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010		5,111	5,111
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $5,217. Repurchase proceeds are $5,111.)

			8,111

EGYPT TREASURY BILLS 0.4%
9.990% due 03/29/2011	EGP	84,950	14,245

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ISRAEL TREASURY BILLS 0.6%
1.729% due 10/06/2010	ILS	73,300	$20,119

JAPAN TREASURY BILLS 5.5%
0.112% due 10/18/2010	JPY	15,580,000	186,622

POLAND TREASURY BILLS 2.2%
3.660% due 01/26/2011	PLN	222,000	75,610

U.S. TREASURY BILLS 0.0%
0.128% due 10/14/2010 (c)		$1,380	1,380

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 13.6%
		45,753,700	458,361

Total Short-Term Instruments (Cost $746,400)			764,448

PURCHASED OPTIONS (e) 0.0%
(Cost $303)			86

Total Investments 99.8% (Cost $3,294,939)			$3,374,208

Written Options (f) (0.0%) (Premiums $869)			(328)

Other Assets and Liabilities (Net) 0.2%			7,255

Net Assets 100.0%			$3,381,135

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Affiliated to the Fund.
(c)	Securities with an aggregate market value of $2,469 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(d)	Swap agreements outstanding on September 30, 2010:

CreditDefault Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.877%	$	12,300	$19	$0	$19
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.000%	03/20/2011	1.369%		9,400	(14)	0	(14)

							$5	$0	$5

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	Semiannual Report	September 30, 2010	33

Schedule of Investments PIMCO Developing Local Markets Fund (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC	BRL	121,900	$2,008	$839	$1,169
Pay	1-Year BRL-CDI	13.720%	01/02/2017	MLP		18,200	878	73	805

							$2,886	$912	$1,974

(e)	Purchased options outstanding on September 30, 2010:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC USD versus KRW	KRW	1,110.000	12/07/2010	$	9,465	$303	$86

(f)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	$	119,600	$299	$221
Put - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	1.800%	10/29/2010		119,600	239	84

								$538	$305

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus KRW	KRW	1,275.000	12/07/2010	$	9,465	$331	$23

Transactions in written call and put options for the period ended September 30, 2010:

	Notional Amount	Premium
Balance at 03/31/2010	$9,565	$332
Sales	663,200	2,117
Closing Buys	(424,100)	(1,580)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2010	$248,665	$869

(g)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
JPMorgan Chase Bank N.A.	3.254%	02/11/2011	02/17/2010	$1,901	$1,839	0.05%
Lehman Brothers Holdings, Inc.	4.730%	06/01/2011	10/10/2008	393	883	0.03%

				$2,294	$2,722	0.08%

(h)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	6.000%	10/01/2040	$2,000	$2,144	$2,146

(i)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	28,069	10/2010	BOA	$374	$0	$374
Buy		28,496	10/2010	DUB	842	0	842
Buy		1,808	10/2010	HSBC	69	0	69
Sell		26,842	10/2010	HSBC	0	(865)	(865)
Buy		102,671	10/2010	MSC	3,000	0	3,000

34	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	8,945	10/2010	RBS	$287	$0	$287
Sell		143,146	10/2010	RBS	0	(4,830)	(4,830)
Sell		28,069	12/2010	BOA	0	(377)	(377)
Buy		14,447	12/2010	CITI	119	0	119
Sell		102,671	12/2010	MSC	0	(2,980)	(2,980)
Sell		7,068	12/2010	RBS	0	(128)	(128)
Sell	CAD	105	11/2010	DUB	1	0	1
Sell		299	11/2010	RBC	0	(4)	(4)
Sell		49	11/2010	RBS	0	0	0
Sell	CHF	319	11/2010	CITI	0	(10)	(10)
Buy	CLP	12,915,740	11/2010	CITI	1,965	0	1,965
Buy		8,384,000	11/2010	DUB	1,316	0	1,316
Sell		13,901,548	11/2010	DUB	0	(2,222)	(2,222)
Buy		3,600,100	11/2010	GSC	435	0	435
Buy		1,590,450	11/2010	JPM	285	0	285
Sell		105,150	11/2010	JPM	0	(17)	(17)
Sell		4,102,395	11/2010	MSC	0	(538)	(538)
Buy		8,513,408	01/2011	DUB	217	0	217
Buy		15,020,333	01/2011	JPM	518	0	518
Buy		2,383,111	01/2011	MSC	3	0	3
Buy	CNY	42,658	11/2010	BCLY	0	(28)	(28)
Sell		67,725	11/2010	BCLY	0	(159)	(159)
Buy		69,910	11/2010	CITI	0	(52)	(52)
Buy		174,593	11/2010	DUB	0	(161)	(161)
Buy		31,000	11/2010	GSC	46	0	46
Buy		19,205	11/2010	HSBC	0	(19)	(19)
Buy		78,602	11/2010	JPM	35	(58)	(23)
Buy		67,295	11/2010	MSC	0	(76)	(76)
Sell		3,652	01/2011	BCLY	0	(9)	(9)
Buy		17,863	01/2011	BOA	1	0	1
Buy		17,882	01/2011	CITI	0	(6)	(6)
Buy		33,398	01/2011	DUB	31	0	31
Buy		47,579	01/2011	JPM	0	(18)	(18)
Buy		31,871	01/2011	MSC	2	0	2
Buy		13,103	04/2011	BOA	41	0	41
Sell		7,428	04/2011	JPM	0	(24)	(24)
Buy		111,736	06/2011	BCLY	286	0	286
Buy		87,834	06/2011	CITI	351	0	351
Buy		9,254	06/2011	DUB	0	(31)	(31)
Buy		76,928	06/2011	JPM	74	0	74
Sell		67,135	06/2011	RBS	0	(204)	(204)
Buy		40,110	06/2011	UBS	97	0	97
Buy		132,473	11/2011	CITI	175	(202)	(27)
Buy		38,550	11/2011	DUB	0	(94)	(94)
Buy		26,230	02/2012	JPM	29	0	29
Buy		19,863	02/2012	UBS	51	0	51
Buy		25,892	08/2013	DUB	18	0	18
Buy	COP	20,227,200	11/2010	CITI	27	0	27
Sell		27,105,000	11/2010	CITI	0	(44)	(44)
Buy		25,902,463	11/2010	DUB	822	0	822
Buy		38,270,624	11/2010	JPM	1,356	0	1,356
Sell		12,698,000	11/2010	MSC	0	(48)	(48)
Sell		7,248,000	11/2010	RBS	0	(23)	(23)
Buy	CZK	97,849	10/2010	GSC	198	0	198
Sell		97,401	11/2010	BCLY	0	(394)	(394)
Buy		2,339,460	11/2010	DUB	4,618	0	4,618
Buy		162,498	11/2010	HSBC	466	0	466
Buy		1,862,036	11/2010	JPM	4,040	0	4,040
Sell	EUR	1,949	10/2010	BOA	0	(80)	(80)
Sell		2,985	10/2010	CITI	0	(137)	(137)
Sell		30,887	10/2010	DUB	0	(2,529)	(2,529)
Sell		1,843	10/2010	MSC	0	(90)	(90)
Sell		7,287	11/2010	DUB	0	(598)	(598)
Sell	GBP	2,648	12/2010	CITI	0	(46)	(46)
Sell		566	12/2010	GSC	0	(7)	(7)
Sell		1,280	12/2010	UBS	0	(19)	(19)
Sell	HKD	46,638	10/2010	BCLY	0	(11)	(11)
Buy		662,137	10/2010	BOA	264	0	264
Buy		1,380,235	10/2010	CITI	399	0	399
Sell		77,663	10/2010	CITI	0	(10)	(10)
Buy		38,958	10/2010	DUB	22	0	22
Sell		38,820	10/2010	DUB	0	(4)	(4)
Sell		116,366	10/2010	HSBC	1	0	1
Buy		663,611	10/2010	JPM	288	0	288
Sell		77,653	10/2010	JPM	0	(9)	(9)

See Accompanying Notes	Semiannual Report	September 30, 2010	35

Schedule of Investments PIMCO Developing Local Markets Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	HKD	31,125	10/2010	MSC	$12	$0	$12
Buy		31,011	01/2011	JPM	0	(1)	(1)
Buy	HUF	80	10/2010	CITI	0	0	0
Sell		797,495	10/2010	CITI	0	(72)	(72)
Buy		245,062	10/2010	DUB	183	0	183
Buy		1,907,631	10/2010	GSC	1,277	0	1,277
Sell		34,794	10/2010	GSC	0	(15)	(15)
Sell		668,993	10/2010	HSBC	0	(298)	(298)
Buy		8,522,744	10/2010	JPM	6,628	0	6,628
Buy		797,495	01/2011	CITI	69	0	69
Buy	IDR	162,009,875	10/2010	BCLY	2,106	0	2,106
Buy		5,978,427	10/2010	CITI	58	0	58
Buy		214,045,000	10/2010	DUB	2,525	0	2,525
Sell		81,368,000	10/2010	DUB	0	(138)	(138)
Sell		133,409,900	10/2010	HSBC	0	(192)	(192)
Buy		182,660,000	10/2010	JPM	513	0	513
Sell		108,579,000	10/2010	JPM	0	(493)	(493)
Buy		39,348,000	10/2010	UBS	419	0	419
Buy		33,228,200	11/2010	BCLY	320	0	320
Buy		32,790,100	11/2010	CITI	301	0	301
Buy		15,256,715	11/2010	DUB	105	0	105
Buy		40,458,000	11/2010	HSBC	349	0	349
Buy		19,860,000	11/2010	MSC	223	0	223
Buy		28,410,000	01/2011	CITI	162	0	162
Buy		39,090,000	01/2011	HSBC	351	0	351
Buy		57,405,000	01/2011	JPM	389	0	389
Buy		47,575,000	01/2011	MSC	295	0	295
Buy		2,893,473	04/2011	BCLY	16	0	16
Buy		56,760,000	04/2011	CITI	250	0	250
Buy		19,124,000	04/2011	HSBC	106	0	106
Buy		65,926,000	04/2011	UBS	259	0	259
Buy		33,969,900	07/2011	HSBC	29	0	29
Buy	ILS	128,469	11/2010	BCLY	1,408	0	1,408
Sell		18,772	11/2010	BCLY	0	(150)	(150)
Buy		63,566	11/2010	CITI	565	0	565
Buy		170,928	11/2010	DUB	2,641	0	2,641
Sell		18,985	11/2010	HSBC	0	(208)	(208)
Buy		77,843	11/2010	UBS	1,174	0	1,174
Buy	INR	128,048	11/2010	BCLY	50	0	50
Sell		23,752	11/2010	BCLY	0	(25)	(25)
Buy		1,839,196	11/2010	CITI	1,176	0	1,176
Sell		380,000	11/2010	HSBC	0	(398)	(398)
Buy		560,930	11/2010	JPM	396	0	396
Buy		945,824	03/2011	BCLY	178	0	178
Buy		4,660	03/2011	BOA	1	0	1
Buy		317,730	03/2011	DUB	0	(105)	(105)
Buy		440,634	03/2011	HSBC	67	0	67
Buy		735,673	03/2011	JPM	105	0	105
Buy		95,160	03/2011	MSC	65	0	65
Buy		920,922	03/2011	UBS	186	(2)	184
Sell	JPY	15,580,000	10/2010	JPM	0	(10,595)	(10,595)
Sell		2,236,654	11/2010	MSC	0	(223)	(223)
Buy	KRW	7,394,286	11/2010	BCLY	163	0	163
Sell		4,802,000	11/2010	BCLY	0	(205)	(205)
Buy		4,353,780	11/2010	BOA	114	0	114
Buy		29,394,684	11/2010	CITI	714	0	714
Buy		848,698	11/2010	DUB	13	0	13
Buy		445,740	11/2010	GSC	10	0	10
Buy		5,710,000	11/2010	HSBC	0	0	0
Sell		7,077,000	11/2010	HSBC	0	(197)	(197)
Buy		3,469,163	11/2010	JPM	24	(6)	18
Sell		5,831,000	11/2010	JPM	0	(106)	(106)
Buy		12,700,617	11/2010	MSC	376	0	376
Buy		5,733,800	11/2010	UBS	40	(19)	21
Buy		5,508,960	01/2011	DUB	40	0	40
Buy		4,866,400	01/2011	MSC	249	0	249
Buy		2,241,800	01/2011	UBS	0	(43)	(43)
Buy		6,922,200	05/2011	CITI	23	0	23
Buy	MXN	447,115	02/2011	CITI	1,243	0	1,243
Sell		53,163	02/2011	CITI	0	(162)	(162)
Buy		3,198,410	02/2011	DUB	5,670	0	5,670
Sell		1,781	02/2011	DUB	1	0	1
Buy		51,848	02/2011	JPM	60	0	60
Buy		533,635	02/2011	MSC	1,387	0	1,387
Buy	MYR	112,044	10/2010	BCLY	2,989	0	2,989

36	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MYR	44,240	10/2010	BCLY	$0	$(9)	$(9)
Buy		11,116	10/2010	BOA	359	0	359
Buy		100,165	10/2010	CITI	2,358	0	2,358
Buy		43,018	10/2010	DUB	767	0	767
Buy		38,951	10/2010	JPM	611	0	611
Buy		334	10/2010	MSC	11	0	11
Sell		31,140	10/2010	RBS	0	(82)	(82)
Buy		22,572	10/2010	UBS	308	0	308
Buy		44,240	02/2011	BCLY	0	(27)	(27)
Buy	PEN	148,626	10/2010	CITI	1,114	0	1,114
Buy		79,119	10/2010	DUB	528	0	528
Sell		9,291	10/2010	DUB	0	(2)	(2)
Buy		14,300	10/2010	HSBC	130	0	130
Buy		18,902	10/2010	JPM	139	0	139
Sell		23,713	10/2010	MSC	0	(5)	(5)
Sell		11,170	10/2010	RBS	0	(7)	(7)
Buy		9,291	03/2011	DUB	1	0	1
Buy		23,713	03/2011	MSC	1	0	1
Buy	PHP	1,009,998	11/2010	BCLY	1,113	0	1,113
Sell		409,410	11/2010	BCLY	0	(289)	(289)
Buy		3,982,829	11/2010	CITI	3,479	0	3,479
Buy		588,323	11/2010	DUB	702	0	702
Buy		276,000	11/2010	JPM	262	0	262
Sell		266,700	11/2010	JPM	0	(51)	(51)
Buy		318,150	11/2010	UBS	219	0	219
Buy		96,200	11/2011	JPM	114	0	114
Buy		198,760	11/2011	UBS	368	0	368
Sell	PLN	54,889	11/2010	BCLY	0	(1,328)	(1,328)
Buy		146,098	11/2010	CITI	4,686	0	4,686
Sell		16,468	11/2010	CITI	0	(233)	(233)
Buy		293,383	11/2010	DUB	7,658	0	7,658
Buy		99	11/2010	HSBC	2	0	2
Sell		40,492	11/2010	HSBC	0	(889)	(889)
Sell		18,710	11/2010	JPM	0	(418)	(418)
Buy	RON	50,546	11/2010	BCLY	961	0	961
Buy		355,247	11/2010	DUB	4,882	0	4,882
Sell		33,890	11/2010	JPM	0	(773)	(773)
Buy	SGD	7,619	11/2010	CITI	95	0	95
Sell		6,686	11/2010	DUB	0	(83)	(83)
Buy		44	11/2010	GSC	1	0	1
Buy		46	11/2010	UBS	0	0	0
Buy		3,949	02/2011	DUB	0	0	0
Buy		325,209	03/2011	BOA	5,442	0	5,442
Sell		12,105	03/2011	CITI	0	(204)	(204)
Buy		72,726	03/2011	DUB	890	0	890
Sell		13,221	03/2011	HSBC	0	(53)	(53)
Buy		67,410	03/2011	JPM	1,239	0	1,239
Buy		80,519	03/2011	RBS	1,446	0	1,446
Buy	THB	784,393	02/2011	HSBC	909	0	909
Buy		311,460	02/2011	RBS	367	0	367
Buy	TRY	122,788	10/2010	BCLY	501	(18)	483
Sell		73,250	10/2010	BCLY	0	(419)	(419)
Buy		146,463	10/2010	CITI	9,920	0	9,920
Sell		30	10/2010	CITI	0	(1)	(1)
Buy		4,082	10/2010	CSFB	309	0	309
Buy		24,677	10/2010	DUB	885	0	885
Buy		160	10/2010	GSC	6	0	6
Buy		104,996	10/2010	HSBC	6,996	0	6,996
Buy		55,167	10/2010	JPM	2,858	0	2,858
Sell		22,902	10/2010	JPM	0	(763)	(763)
Buy		4,083	10/2010	MLP	310	0	310
Sell		31	10/2010	RBC	0	(1)	(1)
Buy		740	10/2010	RBS	48	0	48
Sell		47,106	01/2011	BCLY	13	0	13
Buy		1,516	01/2011	CITI	27	0	27
Buy		595	01/2011	JPM	3	0	3
Buy	TWD	44,613	10/2010	BCLY	2	0	2
Buy		132,393	10/2010	CITI	17	(2)	15
Sell		210,825	10/2010	HSBC	3	(152)	(149)
Buy		62,400	10/2010	JPM	0	(2)	(2)
Buy		124,000	10/2010	UBS	0	(31)	(31)
Buy		310,700	01/2011	BCLY	58	(97)	(39)
Buy		78,563	01/2011	CITI	19	0	19
Buy		490,684	01/2011	DUB	97	(68)	29
Buy		49,936	01/2011	HSBC	1	0	1

See Accompanying Notes	Semiannual Report	September 30, 2010	37

Schedule of Investments PIMCO Developing Local Markets Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	TWD	203,533	01/2011	JPM	$81	$0	$81
Buy		313,304	01/2011	MSC	75	0	75
Buy		524,199	01/2011	UBS	87	(134)	(47)
Buy	ZAR	250,000	10/2010	BCLY	3,046	0	3,046
Buy		505,770	10/2010	JPM	7,789	0	7,789
Buy		122	10/2010	RBC	1	0	1
Buy		2,838	01/2011	CITI	0	0	0

					$135,556	$(36,955)	$98,601

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Australia
Corporate Bonds & Notes	$0	$38,039	$0	$38,039
Barbados
Corporate Bonds & Notes	0	7,214	0	7,214
Brazil
Corporate Bonds & Notes	0	8,006	0	8,006
Sovereign Issues	0	181,156	0	181,156
Canada
Corporate Bonds & Notes	0	15,239	0	15,239
Cayman Islands
Asset-Backed Securities	0	974	0	974
Corporate Bonds & Notes	0	9,275	0	9,275
Chile
Corporate Bonds & Notes	0	1,643	0	1,643
China
Sovereign Issues	0	3,564	0	3,564
Colombia
Sovereign Issues	0	48,190	0	48,190
Egypt
Corporate Bonds & Notes	0	31,046	0	31,046
Sovereign Issues	0	43	0	43
El Salvador
Sovereign Issues	0	17,938	0	17,938
France
Corporate Bonds & Notes	0	43,197	0	43,197
Guatemala
Sovereign Issues	0	9,229	0	9,229
Hungary
Sovereign Issues	0	882	0	882
Indonesia
Corporate Bonds & Notes	0	30,702	0	30,702
Ireland
Corporate Bonds & Notes	0	33,984	0	33,984
Israel
Corporate Bonds & Notes	0	311	0	311
Kazakhstan
Corporate Bonds & Notes	0	60,754	0	60,754
Luxembourg
Corporate Bonds & Notes	0	35,902	0	35,902
Malaysia
Corporate Bonds & Notes	0	26,636	0	26,636
Sovereign Issues	0	3,099	0	3,099
Mexico
Corporate Bonds & Notes	0	64,299	0	64,299
Sovereign Issues	0	76,724	0	76,724
Panama
Sovereign Issues	0	58,497	0	58,497
Peru
Sovereign Issues	0	8,880	0	8,880
Philippines
Sovereign Issues	0	10,356	0	10,356
Poland
Sovereign Issues	0	246,300	0	246,300
Qatar
Corporate Bonds & Notes	0	67,441	0	67,441
Sovereign Issues	0	318	0	318

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Russia
Corporate Bonds & Notes	$0	$266,435	$1,839	$268,274
South Africa
Sovereign Issues	0	68,188	0	68,188
South Korea
Corporate Bonds & Notes	0	21,598	0	21,598
Sovereign Issues	0	117,643	0	117,643
Thailand
Sovereign Issues	0	5,500	0	5,500
Tunisia
Sovereign Issues	0	91,644	0	91,644
Turkey
Sovereign Issues	0	134,312	0	134,312
United Arab Emirates
Sovereign Issues	0	14,689	0	14,689
United Kingdom
Corporate Bonds & Notes	0	144,486	0	144,486
United States
Asset-Backed Securities	0	11,362	0	11,362
Bank Loan Obligations	0	13,131	0	13,131
Corporate Bonds & Notes	0	527,848	0	527,848
Mortgage-Backed Securities	0	12,264	0	12,264
U.S. Government Agencies	0	35,203	0	35,203
U.S. Treasury Obligations	0	3,694	0	3,694
Short-Term Instruments
Repurchase Agreements	0	8,111	0	8,111
Egypt Treasury Bills	0	14,245	0	14,245
Israel Treasury Bills	0	20,119	0	20,119
Japan Treasury Bills	0	186,622	0	186,622
Poland Treasury Bills	0	75,610	0	75,610
U.S. Treasury Bills	0	1,380	0	1,380
PIMCO Short-Term Floating NAV Portfolio	458,361	0	0	458,361
Purchased Options
Foreign Exchange Contracts	0	86	0	86
Investments, at value	$458,361	$2,914,008	$1,839	$3,374,208

Short Sales, at value	$0	$(2,146)	$0	$(2,146)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	19	0	19
Foreign Exchange Contracts	0	135,556	0	135,556
Interest Rate Contracts	0	1,974	0	1,974
	$0	$137,549	$0	$137,549

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(14)	0	(14)
Foreign Exchange Contracts	0	(36,977)	0	(36,977)
Interest Rate Contracts	0	(306)	0	(306)
	$0	$(37,297)	$0	$(37,297)

Totals	$458,361	$3,012,114	$1,839	$3,472,314

38	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010
Cayman Islands
Asset-Backed Securities	$1,034	$0	$(88)	$1	$0	$27	$0	$(974)	$0	$0
Russia
Corporate Bonds & Notes	1,874	0	0	(1)	0	(34)	0	0	1,839	(34)
United States
Bank Loan Obligations	2,732	0	(219)	0	0	13	0	(2,526)	0	0

Investments, at value	$5,640	$0	$(307)	$0	$0	$6	$0	$(3,500)	$1,839	$(34)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(k)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$86	$0	$0	$0	$86
Unrealized appreciation on foreign currency contracts	0	135,556	0	0	0	135,556
Unrealized appreciation on swap agreements	1,974	0	19	0	0	1,993

	$1,974	$135,642	$19	$0	$0	$137,635

Liabilities:
Written options outstanding	$305	$23	$0	$0	$0	$328
Unrealized depreciation on foreign currency contracts	0	36,955	0	0	0	36,955
Unrealized depreciation on swap agreements	0	0	14	0	0	14

	$305	$36,978	$14	$0	$0	$37,297

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$296	$0	$112	$0	$0	$408
Net realized gain on foreign currency transactions	0	7,924	0	0	0	7,924

	$296	$7,924	$112	$0	$0	$8,332

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(91)	$0	$0	$0	$(91)
Net change in unrealized appreciation on futures contracts, written options and swaps	1,236	47	6	0	0	1,289
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	61,949	0	0	0	61,949

	$1,236	$61,905	$6	$0	$0	$63,147

(1)	See note 5 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Semiannual Report	September 30, 2010	39

Schedule of Investments  PIMCO Emerging Local Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.2%

CORPORATE BONDS & NOTES 0.2%

Westpac Banking Corp.
0.482% due 12/14/2012		$8,000	$8,008

Total Australia (Cost $8,000)			8,008

BRAZIL 14.1%

CORPORATE BONDS & NOTES 0.1%

Banco do Brasil S.A.
4.500% due 01/22/2015		$860	906

Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	5,750	4,134

			5,040

SOVEREIGN ISSUES 14.0%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		212,725	123,492
10.000% due 01/01/2013		75,925	43,224
10.000% due 01/01/2017		977,382	534,479
10.000% due 01/01/2021		83,016	43,968

			745,163

Total Brazil (Cost $678,690)			750,203

CANADA 0.1%

CORPORATE BONDS & NOTES 0.1%

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		$5,600	5,698

Total Canada (Cost $5,610)			5,698

CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	1,493,799	3,433

Bonos del Banco Central de Chile en UF
3.000% due 07/01/2018		1,195,039	2,461
3.000% due 10/01/2018		32,010	65

Bonos del Banco Central de Chile en UF CPI Linked Bond
3.000% due 05/01/2017		640,200	1,316

Total Chile (Cost $5,646)			7,275

COLOMBIA 4.2%

SOVEREIGN ISSUES 4.2%

Bogota Distrito Capital
9.750% due 07/26/2028	COP	31,200,000	24,224

Colombia Government International Bond
2.176% due 11/16/2015		$6,580	6,712
3.842% due 03/18/2013		2,550	2,601
7.750% due 04/14/2021	COP	51,943,000	33,918
8.250% due 12/22/2014		$1,630	2,001
9.850% due 06/28/2027	COP	112,846,000	89,627
12.000% due 10/22/2015		85,676,000	62,625

Total Colombia (Cost $175,699)			221,708

EGYPT 0.3%

CORPORATE BONDS & NOTES 0.3%

Petroleum Export II Ltd.
6.340% due 06/20/2011		$6,773	6,756

Petroleum Export Ltd.
5.265% due 06/15/2011		8,794	8,779

			15,535

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.0%

Egypt Government International Bond
8.750% due 07/18/2012	EGP	10,800	$1,910

Total Egypt (Cost $17,431)			17,445

EL SALVADOR 0.1%

SOVEREIGN ISSUES 0.1%

El Salvador Government International Bond
8.500% due 07/25/2011		$5,000	5,300

Total El Salvador (Cost $5,165)			5,300

FRANCE 0.5%

CORPORATE BONDS & NOTES 0.5%

Dexia Credit Local S.A.
0.778% due 01/12/2012		$28,900	28,765

Total France (Cost $28,900)			28,765

GUATEMALA 0.1%

SOVEREIGN ISSUES 0.1%

Guatemala Government Bond
9.250% due 08/01/2013		$840	1,000
10.250% due 11/08/2011		4,000	4,400

Total Guatemala (Cost $5,297)			5,400

HUNGARY 1.3%

SOVEREIGN ISSUES 1.3%

Hungary Government Bond
5.500% due 02/12/2014	HUF	730,040	3,502
5.500% due 02/12/2016		6,319,600	29,754
6.000% due 10/12/2011		1,060,000	5,259
6.000% due 10/24/2012		537,300	2,646
6.500% due 06/24/2019		620,000	3,007
6.750% due 11/24/2017		478,000	2,377
7.500% due 11/12/2020		4,270,000	22,203

Total Hungary (Cost $70,264)			68,748

INDONESIA 9.0%

CORPORATE BONDS & NOTES 0.3%

Majapahit Holding BV
7.250% due 10/17/2011		$12,400	13,027

SOVEREIGN ISSUES 8.7%

Indonesia Government International Bond
9.500% due 07/15/2023	IDR	112,807,000	14,201
9.500% due 07/15/2031		302,330,000	37,313
10.000% due 07/15/2017		79,000,000	10,076
10.000% due 02/15/2028		468,161,000	60,316
10.500% due 08/15/2030		943,364,000	126,866
10.500% due 07/15/2038		362,238,000	48,101
11.000% due 12/15/2012		127,850,000	15,598
11.000% due 10/15/2014		85,000,000	10,817
11.000% due 11/15/2020		618,548,000	85,957
11.000% due 09/15/2025		170,000,000	23,837
11.250% due 05/15/2014		850,000	108
11.500% due 09/15/2019		46,330,000	6,508
12.800% due 06/15/2021		166,974,000	25,670
13.450% due 08/15/2011		50,000	6

			465,374

Total Indonesia (Cost $394,400)			478,401

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 0.1%

CORPORATE BONDS & NOTES 0.1%

DanFin Funding Ltd.
1.226% due 07/16/2013		$5,000	$4,998

Total Ireland (Cost $5,000)			4,998

KAZAKHSTAN 0.7%

CORPORATE BONDS & NOTES 0.7%

Intergas Finance BV
6.875% due 11/04/2011		$3,900	4,095

Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		12,700	12,938

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		17,597	18,609

Total Kazakhstan (Cost $34,790)			35,642

LUXEMBOURG 0.4%

CORPORATE BONDS & NOTES 0.4%

Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	7,300	10,801

Sberbank Via SB Capital S.A.
5.930% due 11/14/2011		$9,000	9,385

Telecom Italia Capital S.A.
0.946% due 02/01/2011		2,600	2,596

Total Luxembourg (Cost $22,245)			22,782

MALAYSIA 4.4%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
7.000% due 05/22/2012		$7,300	7,932

SOVEREIGN ISSUES 4.3%

Malaysia Government International Bond
3.741% due 02/27/2015	MYR	302,650	100,044
3.835% due 08/12/2015		282,380	93,884
4.240% due 02/07/2018		2,300	780
4.378% due 11/29/2019		90,460	31,114
7.500% due 07/15/2011		$1,050	1,103

			226,925

Total Malaysia (Cost $215,759)			234,857

MEXICO 11.3%

CORPORATE BONDS & NOTES 0.5%

BBVA Bancomer S.A.
7.250% due 04/22/2020		$1,000	1,077

Hipotecaria Su Casita S.A. de C.V.
6.250% due 06/25/2012	MXN	152,860	4,790
6.510% due 03/26/2012		23,650	963

Pemex Finance Ltd.
9.030% due 02/15/2011		$700	712

Pemex Project Funding Master Trust
0.896% due 12/03/2012		12,000	11,970
5.500% due 02/24/2025	EUR	5,000	6,817

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	25,000	2,113

			28,442

SOVEREIGN ISSUES 10.8%

Mexico Government International Bond
7.000% due 06/19/2014		471,300	39,612
7.750% due 12/14/2017		280,000	24,546

40	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 12/17/2015	MXN	53,100	$4,645
8.000% due 06/11/2020		210,000	18,969
8.500% due 12/13/2018		2,406,267	221,339
9.000% due 12/20/2012		1,012,018	86,720
9.500% due 12/18/2014		1,955,001	178,890

			574,721

Total Mexico (Cost $575,881)			603,163

PANAMA 0.1%

SOVEREIGN ISSUES 0.1%

Panama Government International Bond
7.250% due 03/15/2015		$510	612
9.375% due 07/23/2012		1,300	1,489
9.625% due 02/08/2011		3,000	3,105

Total Panama (Cost $5,092)			5,206

PERU 1.3%

SOVEREIGN ISSUES 1.3%

Peru Government International Bond
6.850% due 02/12/2042	PEN	35,500	13,359
6.900% due 08/12/2037		19,150	7,402
7.840% due 08/12/2020		4,750	1,984
9.125% due 02/21/2012		$8,000	8,880
9.910% due 05/05/2015	PEN	81,734	35,362

Total Peru (Cost $61,732)			66,987

PHILIPPINES 0.5%

SOVEREIGN ISSUES 0.5%

Philippines Government International Bond
4.950% due 01/15/2021	PHP	1,066,000	24,940

Total Philippines (Cost $24,073)			24,940

POLAND 13.7%

SOVEREIGN ISSUES 13.7%

Poland Government International Bond
0.000% due 07/25/2012	PLN	14,000	4,433
0.000% due 10/25/2012		419,200	132,471
4.250% due 05/24/2011		43,920	15,128
4.750% due 04/25/2012		64,400	22,249
5.000% due 10/24/2013		30,000	10,353
5.250% due 04/25/2013		50,000	17,400
5.250% due 10/25/2017		57,140	19,633
5.500% due 04/25/2015		970,600	338,839
5.500% due 10/25/2019		47,500	16,485
5.750% due 04/25/2014		243,680	85,968
5.750% due 09/23/2022		83,985	29,485
6.000% due 11/24/2010		37,030	12,775
6.250% due 07/03/2012		$1,000	1,089
6.250% due 10/24/2015	PLN	56,790	20,475

Total Poland (Cost $686,093)			726,783

QATAR 0.8%

CORPORATE BONDS & NOTES 0.8%

Qatar Petroleum
5.579% due 05/30/2011		$3,168	3,215

Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		4,305	4,795

Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		23,280	24,581
5.500% due 09/30/2014		8,600	9,435
5.832% due 09/30/2016		2,387	2,603

Total Qatar (Cost $43,652)			44,629

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RUSSIA 2.4%

CORPORATE BONDS & NOTES 2.4%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$4,470	$4,705
6.103% due 06/27/2012		20,700	21,799

Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		8,114	8,448

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		11,980	13,734

Gazprom Via Gaz Capital S.A.
7.343% due 04/11/2013		200	218
8.125% due 07/31/2014		2,400	2,725

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		10,798	11,257

JPMorgan Chase Bank N.A.
3.254% due 02/11/2011 (h)		1,900	1,839

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.875% due 11/29/2010		16,620	16,786
7.175% due 05/16/2013		2,370	2,556
9.000% due 06/11/2014		860	991

Sberbank Via SB Capital S.A.
6.468% due 07/02/2013		1,360	1,457

TNK-BP Finance S.A.
6.125% due 03/20/2012		6,400	6,672
6.875% due 07/18/2011		31,765	32,895

VTB Bank Via VTB Capital S.A.
6.609% due 10/31/2012		2,280	2,416

Total Russia (Cost $126,426)			128,498

SOUTH AFRICA 7.0%

SOVEREIGN ISSUES 7.0%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	440	644
6.750% due 03/31/2021	ZAR	1,287,600	169,399
7.250% due 01/15/2020		585,100	80,559
7.375% due 04/25/2012		$25,700	28,141
7.500% due 01/15/2014	ZAR	131,900	19,255
8.000% due 12/21/2018		25,000	3,632
8.250% due 09/15/2017		147,100	21,753
8.750% due 12/21/2014		76,900	11,628
13.500% due 09/15/2015		221,800	39,924

Total South Africa (Cost $324,184)			374,935

SOUTH KOREA 1.5%

SOVEREIGN ISSUES 1.5%

Export-Import Bank of Korea
1.139% due 02/14/2013	EUR	5,100	6,586
1.342% due 03/13/2012		$23,900	23,893
5.125% due 02/14/2011		10,400	10,533
5.500% due 10/17/2012		1,900	2,034
5.875% due 01/14/2015		2,000	2,240

Korea Development Bank
0.492% due 09/12/2011		1,800	1,792
0.619% due 11/22/2012		3,200	3,121
1.022% due 04/03/2014	EUR	3,500	4,547
5.300% due 01/17/2013		$9,200	9,834
5.750% due 05/13/2012		1,000	1,042
8.000% due 01/23/2014		2,650	3,103

Korea National Housing Corp.
0.589% due 11/22/2011		9,000	8,936

Total South Korea (Cost $76,472)			77,661

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
THAILAND 4.4%

SOVEREIGN ISSUES 4.4%

Bank of Thailand
3.700% due 01/24/2011	THB	29,620	$981

Thailand Government Bond
3.625% due 05/22/2015		3,630,200	125,033
3.875% due 06/13/2019		2,180,201	77,861
5.125% due 03/13/2018		508,330	19,328
5.250% due 05/12/2014		145,200	5,238
6.150% due 07/07/2026		176,000	7,743

Total Thailand (Cost $206,189)			236,184

TUNISIA 0.4%

SOVEREIGN ISSUES 0.4%

Banque Centrale de Tunisie S.A.
4.750% due 04/07/2011	EUR	5,500	7,648
7.375% due 04/25/2012		$12,100	13,189

Total Tunisia (Cost $20,127)			20,837

TURKEY 3.7%

SOVEREIGN ISSUES 3.7%

Turkey Government International Bond
0.000% due 11/03/2010	TRY	25,000	17,185
0.000% due 05/11/2011		17,300	11,449
0.000% due 11/16/2011		21,900	13,940
0.000% due 01/25/2012		58,700	36,750
9.000% due 06/30/2011		$4,000	4,240
10.000% due 02/15/2012 (b)	TRY	879	681
10.500% due 01/15/2020		68,500	52,288
11.000% due 08/06/2014		7,300	5,460
11.500% due 01/23/2012		$3,000	3,390
12.000% due 08/14/2013 (b)	TRY	5,193	4,604
14.000% due 01/19/2011		28,506	20,074
14.000% due 09/26/2012		8,600	6,581
16.000% due 03/07/2012		19,600	15,010
16.000% due 08/28/2013		3,600	2,986

Total Turkey (Cost $181,905)			194,638

UNITED ARAB EMIRATES 0.2%

SOVEREIGN ISSUES 0.2%

Emirate of Abu Dhabi
5.500% due 08/02/2012		$10,000	10,804

Total United Arab Emirates (Cost $10,601)			10,804

UNITED KINGDOM 0.8%

CORPORATE BONDS & NOTES 0.8%

Bank of Scotland PLC
0.352% due 12/08/2010		$1,100	1,099

Barclays Bank PLC
10.179% due 06/12/2021		4,680	6,252

Royal Bank of Scotland Group PLC
0.559% due 03/30/2012		28,400	28,394
1.406% due 04/23/2012		6,100	6,153

Vodafone Group PLC
0.584% due 02/27/2012		200	200

Total United Kingdom (Cost $40,541)			42,098

UNITED STATES 3.1%

ASSET-BACKED SECURITIES 0.1%

Citigroup Mortgage Loan Trust, Inc.
0.296% due 12/25/2036		$505	475
1.156% due 07/25/2037		892	836

Countrywide Asset-Backed Certificates
0.356% due 05/25/2047		249	238
0.356% due 09/25/2047		966	939

See Accompanying Notes	Semiannual Report	September 30, 2010	41

Schedule of Investments  PIMCO Emerging Local Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit-Based Asset Servicing & Securitization LLC
0.376% due 07/25/2037	$60	$53

Indymac Residential Asset-Backed Trust
0.336% due 07/25/2037	104	104

Long Beach Mortgage Loan Trust
0.316% due 12/25/2036	1	1

MASTR Asset-Backed Securities Trust
0.336% due 05/25/2037	585	566

Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036	383	191

Soundview Home Equity Loan Trust
1.056% due 10/25/2037	26	26

		3,429

BANK LOAN OBLIGATIONS 0.2%

Georgia-Pacific Corp.
2.289% due 12/23/2012	108	108
2.292% due 12/23/2012	3,888	3,871
2.299% due 12/23/2012	691	688

Petroleum Export III Ltd.
3.792% due 04/08/2013	4,294	4,280

		8,947

CORPORATE BONDS & NOTES 2.7%

Allied Waste North America, Inc.
6.500% due 11/15/2010	100	101

Ally Financial, Inc.
7.250% due 03/02/2011	17,900	18,251

American International Group, Inc.
5.375% due 10/18/2011	4,525	4,695
6.250% due 05/01/2036	700	682

Anadarko Petroleum Corp.
7.625% due 03/15/2014	4,000	4,531

Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012	4,000	4,155

Bank of America N.A.
0.572% due 06/15/2016	12,000	10,724

Bear Stearns Cos. LLC
0.696% due 01/31/2011	200	200

Citibank N.A.
0.292% due 09/21/2012	3,200	3,206

Dow Chemical Co.
2.668% due 08/08/2011	3,100	3,138

Ford Motor Credit Co. LLC
8.625% due 11/01/2010	2,000	2,010

FPL Group Capital, Inc.
1.172% due 06/17/2011	4,900	4,919

General Electric Capital Corp.
0.578% due 04/28/2011	6,500	6,505

Hewlett-Packard Co.
1.354% due 05/27/2011	8,000	8,058

International Lease Finance Corp.
4.950% due 02/01/2011	4,100	4,120

John Deere Capital Corp.
1.042% due 06/10/2011	5,100	5,128
1.225% due 01/18/2011	4,000	4,009

JPMorgan Chase & Co.
0.695% due 01/17/2011	8,000	8,005

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012	700	690

Morgan Stanley
0.775% due 01/18/2011	2,200	2,200

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PACCAR, Inc.
1.466% due 09/14/2012		$4,000	$4,082

Pemex Project Funding Master Trust
0.896% due 12/03/2012		10,000	9,975

Pfizer, Inc.
4.450% due 03/15/2012		1,500	1,580

Reynolds American, Inc.
0.992% due 06/15/2011		9,600	9,613

SLM Corp.
0.492% due 03/15/2011		250	248
0.728% due 10/25/2011		300	286
1.079% due 12/15/2010	EUR	200	271
5.375% due 05/15/2014		$600	584

Time Warner Entertainment Co. LP
8.875% due 10/01/2012		600	684

Wachovia Corp.
0.412% due 03/15/2011		200	200
0.636% due 04/23/2012		2,000	1,993
0.656% due 10/15/2011		1,000	1,001

Wells Fargo & Co.
7.980% due 03/29/2049		2,400	2,538

Weyerhaeuser Co.
6.750% due 03/15/2012		6,750	7,124

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		2,300	2,300

WM Wrigley Jr. Co.
1.664% due 06/28/2011		8,500	8,505

			146,311

MORTGAGE-BACKED SECURITIES 0.1%

Banc of America Funding Corp.
5.243% due 03/20/2036		456	380

BCAP LLC Trust
0.426% due 01/25/2037		1,168	663

Bear Stearns Adjustable Rate Mortgage Trust
4.963% due 01/25/2035		59	52
5.699% due 02/25/2036		450	324

Bear Stearns Alt-A Trust
2.984% due 09/25/2035		81	62
4.805% due 08/25/2036		679	175

Citigroup Mortgage Loan Trust, Inc.
3.074% due 03/25/2034		82	83
5.567% due 07/25/2046		319	222

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		421	321

Countrywide Home Loan Mortgage Pass-Through Trust
5.890% due 09/25/2047		199	151

GSR Mortgage Loan Trust
5.318% due 11/25/2035		365	309

Harborview Mortgage Loan Trust
5.653% due 08/19/2036		166	139

Homebanc Mortgage Trust
5.805% due 04/25/2037		411	354

Luminent Mortgage Trust
0.436% due 12/25/2036		202	117

MASTR Adjustable Rate Mortgages Trust
0.556% due 05/25/2047		800	186

MASTR Alternative Loans Trust
0.656% due 03/25/2036		165	54

Morgan Stanley Mortgage Loan Trust
5.175% due 06/25/2036		117	110

Residential Accredit Loans, Inc.
5.714% due 02/25/2036 (a)		373	195

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securitization Trust
0.656% due 01/25/2046		$420	$202

Sequoia Mortgage Trust
2.536% due 01/20/2047		164	134

Structured Adjustable Rate Mortgage Loan Trust
5.843% due 03/25/2036		364	273

WaMu Mortgage Pass-Through Certificates
3.003% due 01/25/2047		283	182
5.168% due 01/25/2037		320	249
5.344% due 04/25/2037		212	160
5.432% due 12/25/2036		189	143
5.868% due 09/25/2036		317	255

Wells Fargo Mortgage-Backed Securities Trust
0.756% due 07/25/2037		533	345

			5,840

U.S. GOVERNMENT AGENCIES 0.0%

Freddie Mac
0.326% due 02/01/2011		620	620
0.355% due 05/04/2011		1,510	1,511
0.362% due 03/09/2011		32	32

			2,163

U.S. TREASURY OBLIGATIONS 0.0%

U.S. Treasury Notes
2.375% due 08/31/2014		100	105

Total United States (Cost $166,088)			166,795

SHORT-TERM INSTRUMENTS 9.0%

REPURCHASE AGREEMENTS 0.5%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010		$26,000	26,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $26,526. Repurchase proceeds are $26,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010		1,007	1,007
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $1,029. Repurchase proceeds are $1,007.)

			27,007

EGYPT TREASURY BILLS 0.6%
9.990% due 03/29/2011	EGP	194,850	32,675

U.S. TREASURY BILLS 0.0%
0.041% due 10/14/2010 (d)		$1,060	1,060

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 7.9%
		42,015,137	420,908

Total Short-Term Instruments (Cost $481,604)			481,650

PURCHASED OPTIONS (f) 0.0%
(Cost $254)			72

Total Investments 95.8% (Cost $4,703,810)			$5,101,110

Written Options (g) (0.0%) (Premiums $646)			(228)

Other Assets and Liabilities (Net) 4.2%			226,291

Net Assets 100.0%			$5,327,173

42	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $1,060 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(e)	Swap agreements outstanding on September 30, 2010:

Asset Swaps
Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Indonesia Government International Bond 10.000% due 07/15/2017	6-Month USD-LIBOR	Cash Flow from Underlying Asset	07/22/2017	DUB	$	4,066	$142	$(455)	$597
Indonesia Government International Bond 11.000% due 10/15/2014	6-Month USD-LIBOR	Cash Flow from Underlying Asset	10/17/2014	BCLY		67,470	5,485	(2,347)	7,832
Malaysia Government International Bond 3.756% due 04/28/2011	6-Month USD-LIBOR	Cash Flow from Underlying Asset	05/02/2011	BCLY		36,140	5,308	152	5,156
Malaysia Government International Bond 4.262% due 09/15/2016	6-Month USD-LIBOR	Cash Flow from Underlying Asset	09/19/2016	CITI		30,052	3,590	915	2,675

							$14,525	$(1,735)	$16,260

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.877%	$	15,100	$23	$0	$23
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.000%	03/20/2011	1.369%		9,400	(13)	0	(13)

							$10	$0	$10

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC	BRL	55,800	$377	$113	$264
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		55,000	360	43	317
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		64,600	677	52	625
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		350,000	3,666	295	3,371
Pay	1-Year BRL-CDI	11.260%	01/02/2012	CITI		105,000	(123)	0	(123)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		74,200	686	(81)	767
Pay	1-Year BRL-CDI	11.440%	01/02/2012	GSC		8,600	76	1	75
Pay	1-Year BRL-CDI	11.570%	01/02/2012	GSC		116,000	1,094	58	1,036
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		68,600	647	0	647
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		100,000	476	605	(129)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		32,900	542	(47)	589
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC		182,400	3,004	1,175	1,829
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		70,000	1,153	434	719
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		100,000	1,647	726	921
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		10,500	173	59	114
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		121,900	2,078	893	1,185
Pay	1-Year BRL-CDI	11.670%	01/02/2012	MSC		14,400	246	156	90
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		75,000	729	0	729
Pay	1-Year BRL-CDI	11.880%	01/02/2012	HSBC		240,000	1,766	1,512	254
Pay	1-Year BRL-CDI	11.940%	01/02/2012	GSC		60,000	692	0	692
Pay	1-Year BRL-CDI	12.140%	01/02/2012	RBC		43,000	300	6	294
Pay	1-Year BRL-CDI	12.480%	01/02/2012	MSC		33,900	340	0	340
Pay	1-Year BRL-CDI	14.415%	01/02/2012	BCLY		68,600	3,582	(566)	4,148
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		63,500	3,698	538	3,160
Pay	1-Year BRL-CDI	14.770%	01/02/2012	BCLY		47,100	2,746	0	2,746
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		200,500	1,086	658	428
Pay	1-Year BRL-CDI	11.860%	01/02/2014	MLP		25,800	25	42	(17)
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		2,000	17	5	12

See Accompanying Notes	Semiannual Report	September 30, 2010	43

Schedule of Investments  PIMCO Emerging Local Bond Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month MYR-KLIBOR	3.200%	12/03/2013	BCLY	MYR	12,850	$(21)	$0	$(21)
Pay	3-Month MYR-KLIBOR	2.980%	12/09/2013	BCLY		11,780	(46)	0	(46)
Pay	3-Month MYR-KLIBOR	3.810%	08/11/2014	BCLY		15,300	66	0	66
Pay	3-Month MYR-KLIBOR	3.720%	08/18/2014	DUB		40,000	125	0	125
Pay	3-Month MYR-KLIBOR	3.900%	10/29/2014	DUB		5,000	28	0	28
Pay	3-Month MYR-KLIBOR	3.720%	06/11/2015	JPM		64,000	140	0	140
Pay	3-Month MYR-KLIBOR	3.720%	06/14/2015	BCLY		83,000	179	0	179
Pay	3-Month MYR-KLIBOR	4.160%	07/22/2020	BOA		130,500	624	0	624
Pay	3-Month MYR-KLIBOR	4.170%	07/27/2020	BOA		81,600	406	(6)	412
Pay	3-Month MYR-KLIBOR	4.020%	09/20/2020	DUB		95,600	14	(6)	20
Pay	3-Month PLN-WIBOR	5.000%	08/16/2012	CITI	PLN	481,420	159	(67)	226
Pay	3-Month ZAR-JIBAR	7.545%	09/17/2020	BCLY	ZAR	99,000	63	(6)	69
Pay	6-Month HUF-BBR	6.000%	09/15/2015	JPM	HUF	4,380,900	(134)	0	(134)
Pay	6-Month HUF-BBR	6.150%	09/15/2015	BCLY		4,689,200	1	97	(96)
Pay	6-Month HUF-BBR	6.150%	09/15/2015	HSBC		8,385,000	3	(95)	98
Pay	6-Month HUF-BBR	6.150%	09/15/2015	JPM		300,000	0	(8)	8
Pay	6-Month HUF-BBR	6.180%	08/24/2020	MSC		2,950,000	(79)	0	(79)
Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	BCLY	THB	106,060	61	0	61
Pay	6-Month THB-THBFIX Reuters	3.160%	04/21/2014	BCLY		136,500	149	0	149
Pay	6-Month THB-THBFIX Reuters	3.200%	04/22/2014	BCLY		105,400	121	0	121
Pay	6-Month THB-THBFIX Reuters	3.030%	04/24/2014	BCLY		65,700	61	0	61
Pay	6-Month THB-THBFIX Reuters	3.620%	08/19/2014	DUB		785,000	1,118	(26)	1,144
Pay	6-Month THB-THBFIX Reuters	3.390%	01/29/2015	CITI		1,088,000	1,285	62	1,223
Pay	6-Month THB-THBFIX Reuters	2.860%	07/05/2015	JPM		482,900	204	0	204
Pay	6-Month THB-THBFIX Reuters	2.920%	07/08/2015	UBS		574,300	286	0	286
Pay	6-Month THB-THBFIX Reuters	3.395%	06/22/2020	BCLY		285,000	179	0	179
Pay	6-Month THB-THBFIX Reuters	3.320%	07/27/2020	BOA		1,382,300	397	0	397
Pay	6-Month THB-THBFIX Reuters	3.320%	07/29/2020	JPM		413,900	113	(4)	117
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM	MXN	996,000	11,361	0	11,361
Pay	28-Day MXN TIIE	5.860%	08/12/2015	BCLY		354,000	30	0	30
Pay	28-Day MXN TIIE	5.860%	08/12/2015	MSC		347,000	30	13	17
Pay	28-Day MXN TIIE	5.950%	09/09/2015	HSBC		600,000	213	(7)	220
Pay	28-Day MXN TIIE	5.950%	09/09/2015	MSC		226,000	80	(3)	83
Pay	28-Day MXN TIIE	6.170%	09/15/2017	JPM		65,800	(3)	0	(3)
Pay	28-Day MXN TIIE	6.170%	09/15/2017	MLP		500,000	(30)	(4)	(26)
Pay	28-Day MXN TIIE	8.050%	12/26/2018	CITI		50	0	0	0
Pay	28-Day MXN TIIE	7.780%	04/09/2019	BCLY		1,400	11	(1)	12
Pay	28-Day MXN TIIE	8.450%	06/03/2019	JPM		500	5	0	5
Pay	28-Day MXN TIIE	8.760%	09/03/2029	BCLY		30,000	434	0	434

							$49,393	$6,616	$42,777

(f)	Purchased options outstanding on September 30, 2010:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC USD versus KRW	KRW	1,110.000	12/07/2010	$	7,945	$254	$72

(g)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	$	81,800	$204	$152
Put - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	1.800%	10/29/2010		81,800	164	57

								$368	$209

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus KRW	KRW	1,275.000	12/07/2010	$	7,945	$278	$19

44	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Transactions in written call and put options for the period ended September 30, 2010:

	Notional Amount	Premium
Balance at 03/31/2010	$7,945	$278
Sales	453,600	1,448
Closing Buys	(290,000)	(1,080)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2010	$171,545	$646

(h)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
JPMorgan Chase Bank N.A.	3.254%	02/11/2011	02/17/2010	$1,901	$1,839	0.03%

(i)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	28,487	10/2010	BOA	$328	$0	$328
Sell		57,709	10/2010	BOA	0	(1,887)	(1,887)
Buy		8,833	10/2010	HSBC	205	0	205
Sell		150,000	10/2010	HSBC	0	(5,034)	(5,034)
Buy		330,435	10/2010	MSC	9,057	0	9,057
Buy		8,945	10/2010	RBS	271	0	271
Sell		168,991	10/2010	RBS	0	(5,361)	(5,361)
Sell		28,487	12/2010	BOA	0	(331)	(331)
Buy		8,573	12/2010	HSBC	0	(9)	(9)
Sell		5,416	12/2010	HSBC	0	(153)	(153)
Buy		24,450	12/2010	MSC	150	0	150
Sell		338,714	12/2010	MSC	0	(9,046)	(9,046)
Sell		8,356	12/2010	RBS	0	(71)	(71)
Buy	CLP	8,136,239	11/2010	CITI	1,300	0	1,300
Sell		199,785	11/2010	CITI	0	(32)	(32)
Sell		2,131,247	11/2010	DUB	0	(326)	(326)
Buy		7,200,200	11/2010	GSC	862	0	862
Buy		1,060,300	11/2010	JPM	189	0	189
Sell		10,409,850	11/2010	JPM	0	(1,686)	(1,686)
Sell		3,965,390	11/2010	MSC	0	(515)	(515)
Sell		4,933,676	01/2011	DUB	0	(636)	(636)
Buy		1,950,441	01/2011	JPM	45	0	45
Buy		3,298,234	01/2011	MSC	0	0	0
Buy	CNY	42,238	11/2010	BCLY	11	(6)	5
Sell		67,725	11/2010	BCLY	0	(159)	(159)
Buy		12,139	11/2010	CITI	0	(9)	(9)
Buy		25,484	11/2010	DUB	0	(23)	(23)
Buy		31,000	11/2010	GSC	46	0	46
Buy		31,247	11/2010	JPM	0	(46)	(46)
Buy		8,536	11/2010	MSC	0	(10)	(10)
Buy		13,332	01/2011	BCLY	9	0	9
Buy		3,519	01/2011	BOA	0	0	0
Buy		46,753	01/2011	HSBC	44	0	44
Buy		108,337	01/2011	JPM	30	(22)	8
Buy		6,308	01/2011	MSC	0	0	0
Buy		66,540	06/2011	BCLY	114	0	114
Buy		33,850	06/2011	CITI	145	0	145
Buy		42,376	06/2011	DUB	16	(32)	(16)
Buy		107,399	06/2011	JPM	336	0	336
Buy		13,434	06/2011	MSC	42	0	42
Buy		80,056	06/2011	UBS	168	0	168
Buy		44,864	11/2011	CITI	35	(106)	(71)
Buy		32,125	11/2011	DUB	0	(78)	(78)
Buy		19,911	11/2011	JPM	51	0	51
Buy		19,388	11/2011	UBS	0	(30)	(30)
Buy		6,558	02/2012	JPM	7	0	7
Buy		66,210	02/2012	UBS	169	0	169
Buy		97,095	08/2013	DUB	67	0	67
Buy		31,950	09/2015	JPM	6	0	6
Buy	COP	9,610,000	11/2010	BCLY	330	0	330
Sell		25,933,404	11/2010	BCLY	0	(854)	(854)
Buy		24,561,600	11/2010	CITI	22	0	22

See Accompanying Notes	Semiannual Report	September 30, 2010	45

Schedule of Investments  PIMCO Emerging Local Bond Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	COP	13,026,519	11/2010	DUB	$0	$(418)	$(418)
Buy		27,075,000	11/2010	HSBC	16	0	16
Buy		1,597,823	11/2010	JPM	56	0	56
Sell	EUR	2,382	10/2010	BOA	0	(91)	(91)
Sell		2,493	10/2010	MSC	0	(113)	(113)
Sell		17,750	10/2010	UBS	0	(1,225)	(1,225)
Sell		6,338	11/2010	DUB	0	(500)	(500)
Sell	GBP	1,846	12/2010	CITI	0	(36)	(36)
Sell		395	12/2010	GSC	0	(6)	(6)
Sell		892	12/2010	UBS	0	(15)	(15)
Buy	HKD	7,919	10/2010	BOA	3	0	3
Buy		16,319	10/2010	CITI	4	0	4
Buy		7,800	10/2010	JPM	3	0	3
Buy		7,781	10/2010	MSC	3	0	3
Buy	HUF	4,251,850	10/2010	BCLY	2,456	0	2,456
Buy		2,234,460	10/2010	CITI	1,456	0	1,456
Sell		12,672,038	10/2010	CITI	0	(1,566)	(1,566)
Buy		6,098,968	10/2010	DUB	4,421	0	4,421
Buy		71,540	10/2010	HSBC	36	0	36
Buy		15,221	10/2010	JPM	12	0	12
Buy		11,044	01/2011	BCLY	1	0	1
Buy		12,672,038	01/2011	CITI	1,554	0	1,554
Sell		3,963,599	01/2011	CITI	70	0	70
Buy		69,800	01/2011	DUB	18	0	18
Sell		335,770	01/2011	DUB	5	0	5
Sell	IDR	28,940,997	10/2010	BCLY	0	(376)	(376)
Buy		38,000,000	10/2010	CITI	267	0	267
Sell		91,550,000	10/2010	CITI	0	(281)	(281)
Buy		57,156,000	10/2010	DUB	419	0	419
Sell		223,050,000	10/2010	DUB	0	(1,557)	(1,557)
Buy		80,877,500	10/2010	HSBC	583	0	583
Sell		111,732,300	10/2010	HSBC	0	(374)	(374)
Buy		322,940,000	10/2010	JPM	2,266	0	2,266
Sell		27,114,000	10/2010	JPM	0	(45)	(45)
Buy		22,673,360	11/2010	BCLY	218	0	218
Buy		51,027,471	11/2010	CITI	453	0	453
Sell		41,455,000	11/2010	CITI	0	(163)	(163)
Buy		48,993,725	11/2010	DUB	336	0	336
Sell		35,772,926	11/2010	DUB	0	(121)	(121)
Buy		30,789,050	11/2010	HSBC	273	0	273
Sell		107,791,000	11/2010	JPM	0	(600)	(600)
Sell		101,301,000	01/2011	BCLY	0	(640)	(640)
Buy		166,931,500	01/2011	CITI	1,280	0	1,280
Sell		256,695,000	01/2011	CITI	0	(1,149)	(1,149)
Buy		76,330,000	01/2011	JPM	496	0	496
Buy		47,875,000	01/2011	RBS	329	0	329
Buy		152,760,000	04/2011	CITI	820	0	820
Sell		99,633,460	04/2011	CITI	0	(438)	(438)
Buy		56,430,000	04/2011	DUB	213	0	213
Buy		1,565,700	07/2011	CITI	0	0	0
Buy		2,007,300	07/2011	HSBC	2	0	2
Buy		32,340,000	07/2011	JPM	9	0	9
Buy	ILS	37,058	11/2010	BCLY	184	0	184
Buy		19,090	11/2010	CITI	246	0	246
Buy		3,812	11/2010	HSBC	48	0	48
Sell		18,984	11/2010	HSBC	0	(217)	(217)
Buy		3,370	11/2010	RBS	41	0	41
Buy		89,339	11/2010	UBS	1,415	0	1,415
Buy	INR	211,766	11/2010	BCLY	46	(16)	30
Buy		860,222	11/2010	CITI	586	0	586
Sell		188,760	11/2010	CITI	0	(172)	(172)
Buy		678,350	11/2010	JPM	491	0	491
Buy		253,299	03/2011	BCLY	47	0	47
Buy		230,150	03/2011	BOA	0	(6)	(6)
Buy		613,011	03/2011	CITI	299	0	299
Buy		69,510	03/2011	DUB	8	0	8
Buy		121,599	03/2011	HSBC	19	0	19
Buy		503,036	03/2011	JPM	195	0	195
Buy		469,598	03/2011	UBS	97	(2)	95
Sell	JPY	2,465,678	11/2010	MSC	0	(224)	(224)
Buy	KRW	9,263,905	11/2010	BCLY	305	0	305
Buy		11,035,250	11/2010	BOA	157	0	157
Buy		29,747,664	11/2010	CITI	440	0	440
Buy		1,162,600	11/2010	DUB	18	0	18
Buy		3,451,710	11/2010	GSC	14	(12)	2

46	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	2,996,250	11/2010	HSBC	$124	$0	$124
Buy		5,296,410	11/2010	JPM	66	(8)	58
Buy		14,905,800	11/2010	MSC	433	0	433
Buy		1,574,310	11/2010	RBS	86	0	86
Buy		3,404,400	11/2010	UBS	0	(19)	(19)
Buy		4,895,500	01/2011	BCLY	280	0	280
Buy		9,109,600	01/2011	DUB	0	(47)	(47)
Buy		3,630,000	01/2011	JPM	169	0	169
Buy		1,216,600	01/2011	MSC	62	0	62
Buy		5,614,500	05/2011	BCLY	0	(115)	(115)
Buy		8,188,400	05/2011	CITI	125	0	125
Sell	MXN	681,733	10/2010	RBS	0	(70)	(70)
Buy		1,276,105	02/2011	BCLY	3,510	0	3,510
Sell		129,857	02/2011	BCLY	0	(32)	(32)
Sell		178,432	02/2011	BOA	0	(47)	(47)
Buy		76,578	02/2011	CITI	0	(1)	(1)
Sell		171,018	02/2011	CITI	0	(74)	(74)
Buy		116,947	02/2011	DUB	268	0	268
Buy		63,545	02/2011	HSBC	0	(35)	(35)
Sell		170,447	02/2011	JPM	0	(42)	(42)
Buy		469,183	02/2011	MSC	1,145	0	1,145
Buy	MYR	234,430	10/2010	BCLY	5,512	0	5,512
Sell		110,950	10/2010	BCLY	0	(21)	(21)
Buy		15,336	10/2010	BOA	495	0	495
Buy		189,320	10/2010	CITI	4,139	0	4,139
Buy		97,195	10/2010	DUB	1,867	0	1,867
Buy		151,374	10/2010	JPM	2,715	0	2,715
Sell		31,645	10/2010	JPM	0	(246)	(246)
Buy		69,626	10/2010	MSC	1,542	0	1,542
Buy		19,353	10/2010	UBS	266	0	266
Buy		110,950	02/2011	BCLY	0	(67)	(67)
Buy		57,510	02/2011	DUB	477	0	477
Buy		15,490	02/2011	RBS	0	(23)	(23)
Buy	PEN	39,032	10/2010	CITI	311	0	311
Sell		35,059	10/2010	CITI	0	(267)	(267)
Buy		205,885	10/2010	DUB	1,220	0	1,220
Sell		8,378	10/2010	DUB	0	(5)	(5)
Buy		4,000	10/2010	HSBC	35	0	35
Buy		33,293	10/2010	JPM	284	0	284
Sell		150,000	10/2010	JPM	0	(48)	(48)
Buy		150,000	03/2011	JPM	36	0	36
Buy	PHP	817,301	11/2010	BCLY	869	0	869
Sell		136,470	11/2010	BCLY	0	(96)	(96)
Buy		221,350	11/2010	BOA	22	0	22
Buy		2,762,560	11/2010	CITI	2,128	0	2,128
Buy		286,420	11/2010	DUB	342	0	342
Sell		1,061,811	11/2010	HSBC	0	(162)	(162)
Buy		622,954	11/2010	JPM	237	(2)	235
Sell		222,250	11/2010	JPM	0	(43)	(43)
Buy		139,500	11/2011	BCLY	66	0	66
Buy		21,564	11/2011	JPM	49	0	49
Buy	PLN	22,167	11/2010	BCLY	566	0	566
Sell		48,722	11/2010	BCLY	0	(1,131)	(1,131)
Buy		9,872	11/2010	CITI	247	0	247
Sell		179,325	11/2010	CITI	0	(5,278)	(5,278)
Sell		61,700	11/2010	DUB	0	(1,804)	(1,804)
Buy		380	11/2010	HSBC	5	0	5
Sell		61,881	11/2010	HSBC	0	(1,123)	(1,123)
Sell		18,710	11/2010	JPM	0	(387)	(387)
Buy		53,448	11/2010	MSC	1,344	0	1,344
Buy	RON	237	11/2010	CITI	5	0	5
Sell		33,890	11/2010	JPM	0	(739)	(739)
Buy	RUB	597,917	04/2011	CITI	0	(8)	(8)
Buy		325,041	04/2011	DUB	0	(8)	(8)
Buy		777,125	04/2011	HSBC	0	(14)	(14)
Buy	SGD	5,268	11/2010	JPM	1	0	1
Buy		9,082	02/2011	DUB	5	0	5
Sell		3,315	03/2011	BCLY	0	(53)	(53)
Buy		77,060	03/2011	BOA	1,232	0	1,232
Buy		32,280	03/2011	DUB	283	0	283
Sell		8,071	03/2011	DUB	0	(131)	(131)
Buy		15,980	03/2011	JPM	282	0	282
Buy		19,150	03/2011	RBS	330	0	330
Buy	THB	608,887	10/2010	BCLY	0	0	0
Buy		740,255	11/2010	BCLY	1,370	0	1,370

See Accompanying Notes	Semiannual Report	September 30, 2010	47

Schedule of Investments  PIMCO Emerging Local Bond Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	THB	256,785	11/2010	JPM	$504	$0	$504
Buy		187,140	02/2011	CITI	147	0	147
Sell		605,055	02/2011	DUB	0	(576)	(576)
Buy		57,545	02/2011	GSC	70	0	70
Buy		4,471,536	02/2011	HSBC	5,183	0	5,183
Buy		1,775,560	02/2011	RBS	2,093	0	2,093
Buy	TRY	77,252	10/2010	BCLY	424	0	424
Sell		120,356	10/2010	BCLY	122	(253)	(131)
Buy		14,375	10/2010	CITI	362	0	362
Buy		12,245	10/2010	CSFB	901	0	901
Sell		24,052	10/2010	CSFB	0	(490)	(490)
Buy		8,915	10/2010	DUB	300	0	300
Buy		5,250	10/2010	GSC	194	0	194
Buy		201,922	10/2010	HSBC	12,149	0	12,149
Sell		51,883	10/2010	HSBC	0	(1,384)	(1,384)
Buy		3,650	10/2010	JPM	181	0	181
Buy		12,249	10/2010	MLP	904	0	904
Buy		32,473	10/2010	RBS	1,716	0	1,716
Buy		47,106	01/2011	BCLY	0	(114)	(114)
Buy		11,368	01/2011	CITI	179	0	179
Buy		33,399	01/2011	JPM	362	0	362
Buy	TWD	51,516	01/2011	DUB	4	(10)	(6)
Buy		31,540	01/2011	JPM	12	0	12
Buy		48,551	01/2011	MSC	12	0	12
Buy		26,293	01/2011	UBS	13	0	13
Buy	ZAR	50,869	10/2010	BCLY	323	0	323
Buy		38,201	10/2010	CITI	302	0	302
Sell		34,248	10/2010	CITI	0	(264)	(264)
Buy		72,600	10/2010	DUB	753	0	753
Sell		18,362	10/2010	DUB	0	(223)	(223)
Buy		130,874	10/2010	HSBC	1,625	0	1,625
Sell		930,769	10/2010	HSBC	0	(1,585)	(1,585)
Buy		422,606	10/2010	JPM	4,814	0	4,814
Sell		1,873	10/2010	UBS	0	(21)	(21)
Buy		96,488	01/2011	CITI	0	(63)	(63)
Buy		750,000	01/2011	HSBC	171	0	171

					$105,159	$(53,954)	$51,205

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Australia
Corporate Bonds & Notes	$0	$8,008	$0	$8,008
Brazil
Corporate Bonds & Notes	0	906	4,134	5,040
Sovereign Issues	0	745,163	0	745,163
Canada
Corporate Bonds & Notes	0	5,698	0	5,698
Chile
Sovereign Issues	0	7,275	0	7,275
Colombia
Sovereign Issues	0	221,708	0	221,708
Egypt
Corporate Bonds & Notes	0	15,535	0	15,535
Sovereign Issues	0	1,910	0	1,910
El Salvador
Sovereign Issues	0	5,300	0	5,300
France
Corporate Bonds & Notes	0	28,765	0	28,765
Guatemala
Sovereign Issues	0	5,400	0	5,400
Hungary
Sovereign Issues	0	68,748	0	68,748
Indonesia
Corporate Bonds & Notes	0	13,027	0	13,027
Sovereign Issues	0	465,374	0	465,374
Ireland
Corporate Bonds & Notes	0	4,998	0	4,998

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Kazakhstan
Corporate Bonds & Notes	$0	$35,642	$0	$35,642
Luxembourg
Corporate Bonds & Notes	0	22,782	0	22,782
Malaysia
Corporate Bonds & Notes	0	7,932	0	7,932
Sovereign Issues	0	226,925	0	226,925
Mexico
Corporate Bonds & Notes	0	28,442	0	28,442
Sovereign Issues	0	574,721	0	574,721
Panama
Sovereign Issues	0	5,206	0	5,206
Peru
Sovereign Issues	0	53,628	13,359	66,987
Philippines
Sovereign Issues	0	24,940	0	24,940
Poland
Sovereign Issues	0	726,783	0	726,783
Qatar
Corporate Bonds & Notes	0	44,629	0	44,629
Russia
Corporate Bonds & Notes	0	126,659	1,839	128,498
South Africa
Sovereign Issues	0	374,935	0	374,935
South Korea
Sovereign Issues	0	77,661	0	77,661
Thailand
Sovereign Issues	0	236,184	0	236,184

48	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Tunisia
Sovereign Issues	$0	$20,837	$0	$20,837
Turkey
Sovereign Issues	0	194,638	0	194,638
United Arab Emirates
Sovereign Issues	0	10,804	0	10,804
United Kingdom
Corporate Bonds & Notes	0	42,098	0	42,098
United States
Asset-Backed Securities	0	3,429	0	3,429
Bank Loan Obligations	0	8,947	0	8,947
Corporate Bonds & Notes	0	146,311	0	146,311
Mortgage-Backed Securities	0	5,840	0	5,840
U.S. Government Agencies	0	2,163	0	2,163
U.S. Treasury Obligations	0	105	0	105
Short-Term Instruments
Repurchase Agreements	0	27,007	0	27,007
Egypt Treasury Bills	0	32,675	0	32,675
U.S. Treasury Bills	0	1,060	0	1,060
PIMCO Short-Term Floating NAV Portfolio	420,908	0	0	420,908

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Purchased Options
Foreign Exchange Contracts	$0	$72	$0	$72
Investments, at value	$420,908	$4,660,870	$19,332	$5,101,110

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	23	16,260	16,283
Foreign Exchange Contracts	0	105,159	0	105,159
Interest Rate Contracts	0	43,443	8	43,451
	$0	$148,625	$16,268	$164,893

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(13)	0	(13)
Foreign Exchange Contracts	0	(53,973)	0	(53,973)
Interest Rate Contracts	0	(883)	0	(883)
	$0	$(54,869)	$0	$(54,869)

Totals	$420,908	$4,754,626	$35,600	$5,211,134

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Brazil
Corporate Bonds & Notes	$4,081	$0	$0	$(118)	$0	$171	$0	$0	$4,134	$171
Mexico
Corporate Bonds & Notes	1,659	0	0	53	0	(749)	0	(963)	0	0
Peru
Sovereign Issues	0	12,156	0	2	0	1,201	0	0	13,359	1,201
Russia
Corporate Bonds & Notes	1,874	0	0	(1)	0	(34)	0	0	1,839	(34)
United States
Bank Loan Obligations	5,074	0	(818)	0	0	24	0	(4,280)	0	0

Investments, at value	$12,688	$12,156	$(818)	$(64)	$0	$613	$0	$(5,243)	$19,332	$1,338

Financial Derivative Instruments (7) - Assets
Credit Contracts	8,658	0	0	0	0	7,602	0	0	16,260	7,602
Interest Rate Contracts	0	0	0	0	0	8	0	0	8	8

	$8,658	$0	$0	$0	$0	$7,610	$0	$0	$16,268	$7,610

Totals	$21,346	$12,156	$(818)	$(64)	$0	$8,223	$0	$(5,243)	$35,600	$8,948

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes	Semiannual Report	September 30, 2010	49

Schedule of Investments  PIMCO Emerging Local Bond Fund  (Cont.)

September 30, 2010 (Unaudited)

(k)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$72	$0	$0	$0	$72
Unrealized appreciation on foreign currency contracts	0	105,159	0	0	0	105,159
Unrealized appreciation on swap agreements	43,451	0	16,283	0	0	59,734

	$43,451	$105,231	$16,283	$0	$0	$164,965

Liabilities:
Written options outstanding	$209	$19	$0	$0	$0	$228
Unrealized depreciation on foreign currency contracts	0	53,954	0	0	0	53,954
Unrealized depreciation on swap agreements	674	0	13	0	0	687

	$883	$53,973	$13	$0	$0	$54,869

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$23,876	$0	$(5,417)	$0	$0	$18,459
Net realized (loss) on foreign currency transactions	0	(4,177)	0	0	0	(4,177)

	$23,876	$(4,177)	$(5,417)	$0	$0	$14,282

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(76)	$0	$0	$0	$(76)
Net change in unrealized appreciation on futures contracts, written options and swaps	17,746	39	7,585	0	0	25,370
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	31,723	0	0	0	31,723

	$17,746	$31,686	$7,585	$0	$0	$57,017

(1)	See note 5 in the Notes to Financial Statements for additional information.

50	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets and Infrastructure Bond Fund

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BARBADOS 0.8%

CORPORATE BONDS & NOTES 0.8%

Columbus International, Inc.
11.500% due 11/20/2014		$1,800	$1,998

Total Barbados (Cost $1,948)			1,998

BERMUDA 3.7%

CORPORATE BONDS & NOTES 3.7%

Digicel Ltd.
8.250% due 09/01/2017		$2,100	2,215

Noble Group Ltd.
6.750% due 01/29/2020		4,900	5,292

Qtel International Finance Ltd.
7.875% due 06/10/2019		1,700	2,064

Total Bermuda (Cost $9,185)			9,571

BRAZIL 13.7%

CORPORATE BONDS & NOTES 13.7%

Banco do Brasil S.A.
8.500% due 10/29/2049		$6,100	7,198

Banco Votorantim S.A.
7.375% due 01/21/2020		1,900	2,033

BR Properties S.A.
9.000% due 12/31/2049 (a)		1,100	1,100

Braskem Finance Ltd.
7.000% due 05/07/2020		1,000	1,061

CCL Finance Ltd.
9.500% due 08/15/2014		1,700	2,002

Cia Energetica de Sao Paulo
9.750% due 01/15/2015 (b)	BRL	2,311	1,661

CSN Resources S.A.
6.500% due 07/21/2020		$2,700	2,892

Embraer Overseas Ltd.
6.375% due 01/15/2020		1,400	1,540

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		1,556	1,659

Gerdau Holdings, Inc.
7.000% due 01/20/2020		2,650	2,975

Marfrig Overseas Ltd.
9.500% due 05/04/2020		300	320

Odebrecht Finance Ltd.
7.000% due 04/21/2020		600	645
7.500% due 10/18/2017		2,500	2,738

Petrobras International Finance Co.
6.875% due 01/20/2040		2,300	2,644
8.375% due 12/10/2018		200	251

Telemar Norte Leste S.A.
5.500% due 10/23/2020		1,424	1,449

Vale Overseas Ltd.
6.875% due 11/21/2036		2,400	2,747

Total Brazil (Cost $33,661)			34,915

CANADA 1.4%

CORPORATE BONDS & NOTES 1.4%

Harvest Operations Corp.
6.875% due 10/01/2017 (a)		$100	103

Sino-Forest Corp.
10.250% due 07/28/2014		3,000	3,495

Total Canada (Cost $3,398)			3,598

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CAYMAN ISLANDS 6.9%

CORPORATE BONDS & NOTES 6.9%

Agile Property Holdings Ltd.
10.000% due 11/14/2016	$2,600	$2,847

CFG Investment SAC
9.250% due 12/19/2013	7,100	7,544

Hutchison Whampoa International Ltd.
7.625% due 04/09/2019	3,370	4,164

Interoceanica IV Finance Ltd.
0.000% due 11/30/2025	92	49

Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018	2,195	1,816

UOB Cayman Ltd.
5.796% due 12/29/2049	1,100	1,133

Total Cayman Islands (Cost $17,155)		17,553

CHILE 2.1%

CORPORATE BONDS & NOTES 2.1%

Banco del Estado de Chile
4.125% due 10/07/2020 (a)	$600	595

Banco Santander Chile
1.771% due 04/20/2012	400	400
3.750% due 09/22/2015	1,200	1,220

Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	300	305

Colbun S.A.
6.000% due 01/21/2020	2,600	2,752

Total Chile (Cost $5,169)		5,272

CHINA 1.7%

CORPORATE BONDS & NOTES 1.7%

Parkson Retail Group Ltd.
7.875% due 11/14/2011	$2,200	2,283

Sino-Forest Corp.
9.125% due 08/17/2011	2,060	2,168

Total China (Cost $4,407)		4,451

COLOMBIA 3.3%

CORPORATE BONDS & NOTES 3.3%

BanColombia S.A.
6.125% due 07/26/2020	$1,500	1,564

Ecopetrol S.A.
7.625% due 07/23/2019	2,235	2,715

TGI International Ltd.
9.500% due 10/03/2017	3,705	4,224

Total Colombia (Cost $8,176)		8,503

DOMINICAN REPUBLIC 1.1%

CORPORATE BONDS & NOTES 1.1%

EGE Haina Finance Co.
9.500% due 04/26/2017	$1,800	1,865

Itabo Finance S.A.
10.875% due 10/05/2013	1,000	1,042

Total Dominican Republic (Cost $2,874)		2,907

EGYPT 0.6%

CORPORATE BONDS & NOTES 0.6%

Nile Finance Ltd.
5.250% due 08/05/2015	$1,000	1,032

Petroleum Export II Ltd.
6.340% due 06/20/2011	49	49

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Petroleum Export Ltd.
5.265% due 06/15/2011	$539	$538

Total Egypt (Cost $1,619)		1,619

EL SALVADOR 1.1%

CORPORATE BONDS & NOTES 1.1%

AES El Salvador Trust
6.750% due 02/01/2016	$2,950	2,773

Total El Salvador (Cost $2,714)		2,773

HONG KONG 1.0%

CORPORATE BONDS & NOTES 1.0%

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020	$2,000	2,116

China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015	500	501

Total Hong Kong (Cost $2,585)		2,617

INDIA 3.3%

CORPORATE BONDS & NOTES 3.3%

Bank of India
4.750% due 09/30/2015	$1,000	1,036

ICICI Bank Ltd.
5.750% due 01/12/2012	3,700	3,851
6.625% due 10/03/2012	2,200	2,357

State Bank of India
4.500% due 07/27/2015	600	632

Tata Power Co. Ltd.
8.500% due 08/19/2017	550	622

Total India (Cost $8,319)		8,498

INDONESIA 7.0%

CORPORATE BONDS & NOTES 7.0%

Adaro Indonesia PT
7.625% due 10/22/2019	$2,650	2,902

Indo Integrated Energy II BV
9.750% due 11/05/2016	2,120	2,438

Listrindo Capital BV
9.250% due 01/29/2015	7,150	8,118

Majapahit Holding BV
7.750% due 01/20/2020	2,100	2,531
7.875% due 06/29/2037	500	622

Sigma Capital Pte Ltd.
9.000% due 04/30/2015	1,200	1,252

Total Indonesia (Cost $17,080)		17,863

IRELAND 1.6%

CORPORATE BONDS & NOTES 1.6%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$1,975	2,068

RZD Capital Ltd.
5.739% due 04/03/2017	2,000	2,113

Total Ireland (Cost $4,080)		4,181

ISRAEL 2.3%

CORPORATE BONDS & NOTES 2.3%

Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$5,100	5,779

Total Israel (Cost $5,693)		5,779

See Accompanying Notes	Semiannual Report	September 30, 2010	51

Schedule of Investments PIMCO Emerging Markets and Infrastructure Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KAZAKHSTAN 3.2%

CORPORATE BONDS & NOTES 3.2%

Intergas Finance BV
6.875% due 11/04/2011		$2,290	$2,404

Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		3,500	3,566

KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020		1,300	1,440
8.375% due 07/02/2013		700	777

Total Kazakhstan (Cost $8,021)			8,187

MEXICO 6.1%

CORPORATE BONDS & NOTES 6.1%

America Movil SAB de C.V.
6.125% due 03/30/2040		$1,700	1,901

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,000	1,004

BBVA Bancomer S.A.
7.250% due 04/22/2020		3,000	3,230

Corp. GEO SAB de C.V.
8.875% due 09/25/2014		1,210	1,349
9.250% due 06/30/2020		700	797

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		1,100	1,139
9.500% due 12/11/2019		1,500	1,695

Hipotecaria Su Casita S.A. de C.V.
6.250% due 06/25/2012	MXN	12,220	383
6.510% due 03/26/2012		28,780	1,171

Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016		$800	858
9.500% due 01/21/2020		1,700	1,942

Total Mexico (Cost $16,140)			15,469

NETHERLANDS 2.0%

CORPORATE BONDS & NOTES 2.0%

AES Dominicana Energia Finance S.A.
11.000% due 12/13/2015		$3,260	3,472

Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020 (a)		1,500	1,500

Total Netherlands (Cost $4,788)			4,972

PANAMA 0.3%

CORPORATE BONDS & NOTES 0.3%

AES El Salvador Trust
6.750% due 02/01/2016		$700	658

Total Panama (Cost $658)			658

PERU 0.8%

CORPORATE BONDS & NOTES 0.8%

Interoceanica IV Finance Ltd.
0.000% due 11/30/2018		$2,531	2,042

Total Peru (Cost $1,948)			2,042

QATAR 1.8%

CORPORATE BONDS & NOTES 1.8%

Nakilat, Inc.
6.067% due 12/31/2033		$4,260	4,701

Total Qatar (Cost $3,907)			4,701

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RUSSIA 13.9%

CORPORATE BONDS & NOTES 13.9%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$100	$105

ALROSA Finance S.A.
8.875% due 11/17/2014	6,365	7,013

Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013	41	43

Gazprom Via Gaz Capital S.A.
6.510% due 03/07/2022	1,900	2,028
9.250% due 04/23/2019	2,900	3,625

JPMorgan Chase Bank N.A.
3.254% due 02/11/2011 (h)	680	658

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014	3,200	3,459
9.000% due 06/11/2014	200	231

TNK-BP Finance S.A.
7.875% due 03/13/2018	6,690	7,576

Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016	2,300	2,513

VTB Bank Via VTB Capital S.A.
6.875% due 05/29/2018	7,720	8,174

Total Russia (Cost $34,869)		35,425

SINGAPORE 1.0%

CORPORATE BONDS & NOTES 1.0%

Singapore Telecommunications Ltd.
7.375% due 12/01/2031	$400	565

STATS ChipPAC Ltd.
7.500% due 08/12/2015	1,600	1,732

Temasek Financial I Ltd.
4.300% due 10/25/2019	250	271

Total Singapore (Cost $2,443)		2,568

SOUTH AFRICA 0.4%

CORPORATE BONDS & NOTES 0.4%

AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020	$1,000	1,060

Total South Africa (Cost $1,035)		1,060

SOUTH KOREA 3.0%

CORPORATE BONDS & NOTES 2.8%

Kookmin Bank
7.250% due 05/14/2014	$1,000	1,162

Korea Electric Power Corp.
3.000% due 10/05/2015 (a)	500	500

Korea Exchange Bank
4.875% due 01/14/2016	1,800	1,925

Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015	500	501

Shinhan Bank
4.375% due 09/15/2015	1,000	1,042

Woori Bank
4.750% due 01/20/2016	1,900	1,993

		7,123

SOVEREIGN ISSUES 0.2%

Export-Import Bank of Korea
5.125% due 06/29/2020	600	648

Total South Korea (Cost $7,664)		7,771

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TRINIDAD AND TOBAGO 1.7%

CORPORATE BONDS & NOTES 1.7%

Petroleum Co. of Trinidad & Tobago Ltd.
9.750% due 08/14/2019	$3,620	$4,453

Total Trinidad And Tobago (Cost $4,122)		4,453

UNITED ARAB EMIRATES 2.6%

CORPORATE BONDS & NOTES 2.6%

Dolphin Energy Ltd.
5.888% due 06/15/2019	$1,918	2,074

DP World Ltd.
6.850% due 07/02/2037	4,960	4,663

Total United Arab Emirates (Cost $6,114)		6,737

UNITED STATES 3.7%

U.S. TREASURY OBLIGATIONS 3.7%

U.S. Treasury Bonds
4.375% due 05/15/2040	$1,100	1,235

U.S. Treasury Notes
3.625% due 08/15/2019 (e)	7,500	8,250

Total United States (Cost $9,223)		9,485

VENEZUELA 0.6%

CORPORATE BONDS & NOTES 0.6%

Corp. Andina de Fomento
8.125% due 06/04/2019	$1,140	1,424

Total Venezuela (Cost $1,338)		1,424

VIRGIN ISLANDS (BRITISH) 2.2%

CORPORATE BONDS & NOTES 2.2%

Gerdau Trade, Inc.
5.750% due 01/30/2021 (a)	$3,300	3,361

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020 (a)	800	794

Star Energy Geothermal Wayang Windu Ltd.
11.500% due 02/12/2015	1,400	1,578

Total Virgin Islands (British) (Cost $5,647)		5,733

SHORT-TERM INSTRUMENTS 7.5%

REPURCHASE AGREEMENTS 4.4%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$11,392	11,392

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $11,620. Repurchase proceeds are $11,392.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 3.1%
	781,689	7,831

Total Short-Term Instruments (Cost $19,223)		19,223

Total Investments 102.4% (Cost $255,203)		$262,006

Written Options (g) (0.1%) (Premiums $270)		(326)

Other Assets and Liabilities (Net) (2.3%)		(5,908)

Net Assets 100.0%		$255,772

52	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $1,262 at a weighted average interest rate of 0.170%. On September 30, 2010, there were no open reverse repurchase agreements.
(e)	Securities with an aggregate market value of $266 and cash of $106 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2012	80	$151
90-Day Eurodollar March Futures	Long	03/2011	91	240
90-Day Eurodollar September Futures	Long	09/2012	154	416
U.S. Treasury 5-Year Note December Futures	Long	12/2010	50	49

				$856

(f)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.877%	2,000	$3	$0	$3
America Movil SAB de C.V.	DUB	1.000%	03/20/2012	0.986%	1,800	1	(5)	6
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.487%	400	1	1	0
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.487%	800	2	4	(2)
Codelco, Inc.	BCLY	1.000%	12/20/2011	0.540%	2,000	12	3	9
Emirate of Abu Dhabi	CSFB	1.000%	03/20/2011	0.454%	600	2	0	2
Emirate of Abu Dhabi	CSFB	1.000%	06/20/2015	1.083%	1,600	(6)	(4)	(2)
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.658%	400	1	1	0
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.658%	600	1	2	(1)
Petrobras International Finance Co.	CITI	1.000%	09/20/2011	1.050%	600	0	(3)	3
Petrobras International Finance Co.	DUB	1.000%	09/20/2011	1.050%	200	0	(1)	1
Petrobras International Finance Co.	HSBC	1.000%	09/20/2015	1.571%	200	(5)	(6)	1
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	1.050%	2,000	0	(7)	7
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	1.240%	200	(1)	(1)	0
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.571%	2,300	(61)	(79)	18
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.000%	03/20/2011	1.369%	1,900	(3)	0	(3)
South Africa Government International Bond	BCLY	1.000%	06/20/2015	1.388%	3,200	(55)	(38)	(17)
South Korea Government Bond	BCLY	1.000%	03/20/2011	0.478%	100	0	0	0
South Korea Government Bond	CITI	1.000%	06/20/2015	0.958%	1,600	4	17	(13)
South Korea Government Bond	GSC	1.000%	03/20/2011	0.478%	100	0	0	0

						$(104)	$(116)	$12

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	31,600	$207	$37	$170
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM	6,000	56	10	46
Pay	1-Year BRL-CDI	11.670%	01/02/2012	BCLY	2,400	41	23	18
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC	18,000	307	145	162
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RBS	17,000	181	0	181

						$792	$215	$577

See Accompanying Notes	Semiannual Report	September 30, 2010	53

Schedule of Investments PIMCO Emerging Markets and Infrastructure Bond Fund (Cont.)

(g)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.350%	12/13/2010	$	15,400	$40	$34
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		15,400	29	35
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		2,300	14	135
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		2,300	19	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		2,700	18	0
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		18,200	150	122

								$270	$326

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	58	$34,500	$223
Sales	0	49,000	219
Closing Buys	(38)	(19,000)	(138)
Expirations	0	0	0
Exercised	(20)	(8,200)	(34)

Balance at 09/30/2010	0	$56,300	$270

(h)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
JPMorgan Chase Bank N.A.	3.254%	02/11/2011	02/17/2010	$680	$658	0.26%

(i)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	4,223	10/2010	HSBC	$111	$0	$111
Sell		1,038	10/2010	HSBC	0	(34)	(34)
Sell		3,185	10/2010	JPM	0	(109)	(109)
Sell		4,223	12/2010	HSBC	0	(113)	(113)
Buy	CNY	2,138	11/2010	CSFB	1	0	1
Buy		1,336	11/2010	DUB	0	0	0
Buy		403	11/2010	JPM	0	0	0
Buy		12,420	06/2011	JPM	1	0	1
Sell	EUR	1,192	11/2010	BCLY	0	(89)	(89)
Buy	KRW	79,809	11/2010	BOA	2	0	2
Buy		186,139	11/2010	CITI	3	0	3
Buy		696,315	11/2010	CSFB	0	0	0
Buy		234,798	11/2010	DUB	6	0	6
Buy		23,460	11/2010	GSC	1	0	1
Sell		2,358,056	11/2010	HSBC	0	(58)	(58)
Buy		936,710	11/2010	JPM	10	(10)	0
Buy		200,824	11/2010	MSC	6	0	6
Sell	MXN	26,973	02/2011	BCLY	0	(11)	(11)

					$141	$(424)	$(283)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Barbados
Corporate Bonds & Notes	$0	$1,998	$0	$1,998
Bermuda
Corporate Bonds & Notes	0	9,571	0	9,571
Brazil
Corporate Bonds & Notes	1,100	32,154	1,661	34,915

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Canada
Corporate Bonds & Notes	$0	$3,598	$0	$3,598
Cayman Islands
Corporate Bonds & Notes	0	16,821	732	17,553
Chile
Corporate Bonds & Notes	596	4,676	0	5,272

54	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
China
Corporate Bonds & Notes	$0	$4,451	$0	$4,451
Colombia
Corporate Bonds & Notes	0	8,503	0	8,503
Dominican Republic
Corporate Bonds & Notes	0	2,907	0	2,907
Egypt
Corporate Bonds & Notes	0	1,619	0	1,619
El Salvador
Corporate Bonds & Notes	0	2,773	0	2,773
Hong Kong
Corporate Bonds & Notes	0	2,617	0	2,617
India
Corporate Bonds & Notes	0	8,498	0	8,498
Indonesia
Corporate Bonds & Notes	0	17,863	0	17,863
Ireland
Corporate Bonds & Notes	0	4,181	0	4,181
Israel
Corporate Bonds & Notes	0	5,779	0	5,779
Kazakhstan
Corporate Bonds & Notes	0	8,187	0	8,187
Mexico
Corporate Bonds & Notes	0	15,469	0	15,469
Netherlands
Corporate Bonds & Notes	0	4,972	0	4,972
Panama
Corporate Bonds & Notes	0	658	0	658
Peru
Corporate Bonds & Notes	0	0	2,042	2,042
Qatar
Corporate Bonds & Notes	0	4,701	0	4,701
Russia
Corporate Bonds & Notes	0	34,767	658	35,425
Singapore
Corporate Bonds & Notes	0	2,568	0	2,568

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
South Africa
Corporate Bonds & Notes	$0	$1,060	$0	$1,060
South Korea
Corporate Bonds & Notes	0	7,123	0	7,123
Sovereign Issues	0	648	0	648
Trinidad and Tobago
Corporate Bonds & Notes	0	4,453	0	4,453
United Arab Emirates
Corporate Bonds & Notes	0	6,737	0	6,737
United States
U.S. Treasury Obligations	0	9,485	0	9,485
Venezuela
Corporate Bonds & Notes	0	1,424	0	1,424
Virgin Islands (British)
Corporate Bonds & Notes	794	4,939	0	5,733
Short-Term Instruments
Repurchase Agreements	0	11,392	0	11,392
PIMCO Short-Term Floating NAV Portfolio	7,831	0	0	7,831
Investments, at value	$10,321	$246,592	$5,093	$262,006

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	50	0	50
Foreign Exchange Contracts	0	141	0	141
Interest Rate Contracts	856	577	0	1,433
	$856	$768	$0	$1,624

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(38)	0	(38)
Foreign Exchange Contracts	0	(424)	0	(424)
Interest Rate Contracts	0	(326)	0	(326)
	$0	$(788)	$0	$(788)

Totals	$11,177	$246,572	$5,093	$262,842

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory(3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010
Brazil
Corporate Bonds & Notes	$1,582	$0	$0	$(50)	$0	$129	$0	$0	$1,661	$129
Cayman Islands
Corporate Bonds & Notes	116	1,730	(5)	8	2	14	0	(1,133)	732	4
Indonesia
Bank Loan Obligations	491	0	(500)	3	4	2	0	0	0	0
Mexico
Corporate Bonds & Notes	3,112	0	(1,104)	73	10	(920)	0	(1,171)	0	0
Peru
Corporate Bonds & Notes	2,000	(526)	(84)	31	20	601	0	0	2,042	640
Russia
Corporate Bonds & Notes	671	0	0	(1)	0	(12)	0	0	658	(12)

Investments, at value	$7,972	$1,204	$(1,693)	$64	$36	$(186)	$0	$(2,304)	$5,093	$761

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2010	55

Schedule of Investments PIMCO Emerging Markets and Infrastructure Bond Fund (Cont.)

September 30, 2010 (Unaudited)

(k)	Fair Value of Derivative Instruments(1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$141	$0	$0	$0	$141
Unrealized appreciation on swap agreements	578	0	49	0	0	627

	$578	$141	$49	$0	$0	$768

Liabilities:
Written options outstanding	$326	$0	$0	$0	$0	$326
Variation margin payable(2)	1	0	0	0	0	1
Unrealized depreciation on foreign currency contracts	0	424	0	0	0	424
Unrealized depreciation on swap agreements	0	0	38	0	0	38

	$327	$424	$38	$0	$0	$789

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$234	$0	$79	$0	$0	$313
Net realized gain on foreign currency transactions	0	65	0	0	0	65

	$234	$65	$79	$0	$0	$378

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$1,117	$0	$20	$0	$0	$1,137
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(394)	0	0	0	(394)

	$1,117	$(394)	$20	$0	$0	$743

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $856 as reported in the Notes to Schedule of Investments.

56	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Bond Fund

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BAHRAIN 0.5%

SOVEREIGN ISSUES 0.5%

Bahrain Government International Bond
5.500% due 03/31/2020		$16,500	$17,347

Total Bahrain (Cost $16,155)			17,347

BARBADOS 0.4%

CORPORATE BONDS & NOTES 0.4%

Columbus International, Inc.
11.500% due 11/20/2014		$14,200	15,759

Total Barbados (Cost $15,333)			15,759

BERMUDA 0.9%
CORPORATE BONDS & NOTES 0.9%

Noble Group Ltd.
4.875% due 08/05/2015		$2,000	2,073
6.625% due 08/05/2020		3,600	3,780
6.750% due 01/29/2020		22,800	24,640

Total Bermuda (Cost $28,699)			30,493

BRAZIL 14.8%

CORPORATE BONDS & NOTES 7.0%

Banco do Brasil S.A.
4.500% due 01/22/2015		$31,400	33,088
6.000% due 01/22/2020		16,100	18,032

BM&FBovespa S.A.
5.500% due 07/16/2020		6,200	6,631

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		19,920	23,605
7.750% due 11/30/2015		2,000	2,395

CSN Islands VIII Corp.
9.750% due 12/16/2013		600	706

CSN Islands IX Corp.
10.500% due 01/15/2015		1,850	2,297

CSN Islands XI Corp.
6.875% due 09/21/2019		27,380	30,255

CSN Resources S.A.
6.500% due 07/21/2020		7,900	8,467

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		14,268	15,213

Gerdau Holdings, Inc.
7.000% due 01/20/2020		20,800	23,348

GTL Trade Finance, Inc.
7.250% due 10/20/2017		6,300	7,049

Petrobras International Finance Co.
5.875% due 03/01/2018		2,100	2,344
7.875% due 03/15/2019		30,800	38,560
8.375% due 12/10/2018		2,000	2,514

Vale Overseas Ltd.
6.875% due 11/21/2036		14,350	16,426
6.875% due 11/10/2039		10,000	11,508
8.250% due 01/17/2034		1,755	2,242

			244,680

SOVEREIGN ISSUES 7.8%

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	24,600	33,575
6.369% due 06/16/2018		$4,900	5,611
6.500% due 06/10/2019		12,080	13,998

Brazil Government International Bond
5.875% due 01/15/2019		200	236
6.000% due 01/17/2017		31,594	36,965

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 03/07/2015		$6,000	$7,395
8.000% due 01/15/2018		22,440	26,939
8.250% due 01/20/2034		18,103	26,430
8.750% due 02/04/2025		17,175	25,287
8.875% due 04/15/2024		17,225	25,364
10.500% due 07/14/2014		874	1,144
11.000% due 08/17/2040		16,572	23,035

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	12,350	7,169
10.000% due 01/01/2017		64,494	35,267

Brazilian Government International Bond
5.625% due 01/07/2041		$4,500	4,961

			273,376

Total Brazil (Cost $456,657)			518,056

CAYMAN ISLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%

Enersis S.A.
7.375% due 01/15/2014		$420	476

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		8,100	9,027

Interoceanica V Finance Ltd.
0.000% due 05/15/2030		7,400	2,505

Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		1,601	1,337

Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,100	1,254

Total Cayman Islands (Cost $13,447)			14,599

CHILE 1.8%

CORPORATE BONDS & NOTES 1.8%

AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,116

Banco del Estado de Chile
4.125% due 10/07/2020 (a)		7,500	7,443

Banco Santander Chile
1.771% due 04/20/2012		11,300	11,300
3.750% due 09/22/2015		16,200	16,464
5.375% due 12/09/2014		3,000	3,258

Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,200	2,237
7.250% due 07/29/2019		13,400	15,939

Codelco, Inc.
5.625% due 09/21/2035		2,700	2,980
6.150% due 10/24/2036		600	716
7.500% due 01/15/2019		1,680	2,142

			63,595

SOVEREIGN ISSUES 0.0%

Chile Government International Bond
5.500% due 01/15/2013		100	110

Total Chile (Cost $59,945)			63,705

COLOMBIA 5.5%

CORPORATE BONDS & NOTES 0.9%

Ecopetrol S.A.
7.625% due 07/23/2019		$25,340	30,788

TGI International Ltd.
9.500% due 10/03/2017		100	114

			30,902

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 4.6%

Colombia Government International Bond
2.176% due 11/16/2015		$17,800	$18,156
6.125% due 01/18/2041		2,500	2,875
7.375% due 01/27/2017		60,775	75,209
7.375% due 03/18/2019		17,800	22,606
7.375% due 09/18/2037		9,405	12,438
8.125% due 05/21/2024		3,900	5,255
9.850% due 06/28/2027	COP	600,000	477
11.750% due 02/25/2020		$3,047	4,799
12.000% due 10/22/2015	COP	25,375,000	18,548

			160,363

Total Colombia (Cost $167,970)			191,265

EGYPT 0.2%

CORPORATE BONDS & NOTES 0.2%

Petroleum Export Ltd.
5.265% due 06/15/2011		$2,347	2,344

Petroleum Export II Ltd.
6.340% due 06/20/2011		5,429	5,415

Total Egypt (Cost $7,748)			7,759

EL SALVADOR 0.3%

CORPORATE BONDS & NOTES 0.3%

AES El Salvador Trust
6.750% due 02/01/2016		$10,260	9,646

Total El Salvador (Cost $10,165)			9,646

GUATEMALA 0.2%

SOVEREIGN ISSUES 0.2%

Guatemala Government Bond
9.250% due 08/01/2013		$2,000	2,380
10.250% due 11/08/2011		3,071	3,378

Total Guatemala (Cost $5,424)			5,758

INDIA 1.0%

CORPORATE BONDS & NOTES 1.0%

Bank of India
4.750% due 09/30/2015		$1,900	1,967

Indian Oil Corp. Ltd.
4.750% due 01/22/2015		8,200	8,728

NTPC Ltd.
5.875% due 03/02/2016		1,900	2,087

State Bank of India
4.500% due 07/27/2015		20,700	21,790

Total India (Cost $33,196)			34,572

INDONESIA 8.2%

CORPORATE BONDS & NOTES 1.8%

Adaro Indonesia PT
7.625% due 10/22/2019		$5,100	5,584

Majapahit Holding BV
7.250% due 10/17/2011		16,955	17,908
7.250% due 06/28/2017		4,000	4,609
7.750% due 10/17/2016		16,760	19,610
7.750% due 01/20/2020		12,500	15,062
8.000% due 08/07/2019		500	608

			63,381

SOVEREIGN ISSUES 6.4%

Indonesia Government International Bond
5.875% due 03/13/2020		41,500	48,090
6.625% due 02/17/2037		2,890	3,524

See Accompanying Notes	Semiannual Report	September 30, 2010	57

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 03/10/2014	$10,200	$11,588
6.875% due 03/09/2017	42,060	51,028
6.875% due 01/17/2018	14,600	17,666
7.500% due 01/15/2016	100	122
7.750% due 01/17/2038	5,275	7,266
8.500% due 10/12/2035	3,400	4,990
10.375% due 05/04/2014	6,300	7,993
11.625% due 03/04/2019	45,180	70,255

		222,522

Total Indonesia (Cost $250,250)		285,903

IRELAND 0.5%

CORPORATE BONDS & NOTES 0.5%

RZD Capital Ltd.
5.739% due 04/03/2017	$15,400	16,274

Total Ireland (Cost $15,707)		16,274

ISRAEL 0.0%

U.S. GOVERNMENT AGENCIES 0.0%

Israel Government AID Bond
5.500% due 04/26/2024	$100	125

Total Israel (Cost $110)		125

KAZAKHSTAN 1.4%

CORPORATE BONDS & NOTES 1.4%

Intergas Finance BV
6.375% due 05/14/2017	$7,425	8,056
6.875% due 11/04/2011	825	866

KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020	17,200	19,049
8.375% due 07/02/2013	600	668

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	18,521	19,598

Total Kazakhstan (Cost $44,153)		48,237

MALAYSIA 0.7%

CORPORATE BONDS & NOTES 0.7%

Petroliam Nasional Bhd.
7.625% due 10/15/2026	$14,550	20,030
7.750% due 08/15/2015	1,690	2,093

Petronas Capital Ltd.
7.875% due 05/22/2022	3,000	4,101

Total Malaysia (Cost $22,534)		26,224

MEXICO 9.7%

CORPORATE BONDS & NOTES 6.7%

America Movil SAB de C.V.
5.000% due 10/16/2019	$100	108
5.000% due 03/30/2020	2,600	2,817

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015	4,400	4,419

BBVA Bancomer S.A.
7.250% due 04/22/2020	6,500	6,998

C8 Capital SPV Ltd.
6.640% due 12/29/2049	5,950	3,956

C10 Capital SPV Ltd.
6.722% due 12/31/2049	1,000	662

Cemex Finance LLC
9.500% due 12/14/2016	11,000	11,123

Corp. GEO SAB de C.V.
8.875% due 09/25/2014	13,400	14,941
9.250% due 06/30/2020	4,700	5,352

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		$8,000	$8,280
9.500% due 12/11/2019		11,800	13,334

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		1,775	980

Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	1,040

Pemex Finance Ltd.
9.030% due 02/15/2011		3,616	3,679

Pemex Project Funding Master Trust
5.750% due 03/01/2018		12,960	14,266
6.625% due 06/15/2035		19,875	21,806
6.625% due 06/15/2038		200	216
9.125% due 10/13/2010		110	111

Petroleos Mexicanos
4.875% due 03/15/2015		27,034	29,295
6.000% due 03/05/2020		500	555
8.000% due 05/03/2019		60,700	75,572

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	10,000	845

Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016		$3,100	3,325
9.500% due 01/21/2020		9,400	10,740

			234,420

SOVEREIGN ISSUES 3.0%

Mexico Government International Bond
4.250% due 07/14/2017	EUR	8,700	12,075
5.500% due 02/17/2020		4,900	7,264
6.050% due 01/11/2040		$5,100	5,865
6.750% due 09/27/2034		31,384	39,152
7.500% due 04/08/2033		24,094	32,045
7.750% due 12/14/2017	MXN	88,992	7,801
8.300% due 08/15/2031		$900	1,289

			105,491

Total Mexico (Cost $293,188)			339,911

NETHERLANDS 1.0%

CORPORATE BONDS & NOTES 1.0%

AES Dominicana Energia Finance S.A.
11.000% due 12/13/2015		$1,000	1,065

Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020 (a)		7,200	7,200

Waha Aerospace BV
3.925% due 07/28/2020		25,600	26,360

Total Netherlands (Cost $33,855)			34,625

PANAMA 3.5%

CORPORATE BONDS & NOTES 0.3%

AES Panama S.A.
6.350% due 12/21/2016		$9,030	9,657

SOVEREIGN ISSUES 3.2%

Panama Government International Bond
7.125% due 01/29/2026		32,425	41,342
7.250% due 03/15/2015		54,307	65,168
9.375% due 07/23/2012		310	355
9.375% due 04/01/2029		4,172	6,342

			113,207

Total Panama (Cost $107,731)			122,864

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PERU 2.1%

CORPORATE BONDS & NOTES 0.2%

Interoceanica IV Finance Ltd.
0.000% due 11/30/2018	$8,438	$6,807

SOVEREIGN ISSUES 1.9%

Peru Government International Bond
7.350% due 07/21/2025	25,940	33,787
8.750% due 11/21/2033	21,429	31,983

		65,770

Total Peru (Cost $61,825)		72,577

PHILIPPINES 4.6%

SOVEREIGN ISSUES 4.6%

Philippines Government International Bond
6.375% due 01/15/2032	$5,900	6,903
6.375% due 10/23/2034	5,900	6,903
6.500% due 01/20/2020	50,200	60,365
7.750% due 01/14/2031	23,450	31,306
8.375% due 06/17/2019	17,830	23,871
9.875% due 01/15/2019	6,120	8,813
10.625% due 03/16/2025	14,000	22,610

Total Philippines (Cost $136,491)		160,771

POLAND 0.7%

SOVEREIGN ISSUES 0.7%

Poland Government International Bond
6.375% due 07/15/2019	$22,190	26,258

Total Poland (Cost $22,188)		26,258

QATAR 0.9%

CORPORATE BONDS & NOTES 0.9%

Nakilat, Inc.
6.067% due 12/31/2033	$1,400	1,545

Qatari Diar Finance QSC
3.500% due 07/21/2015	2,400	2,455
5.000% due 07/21/2020	900	948

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	17,550	19,059

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	2,900	3,182
5.832% due 09/30/2016	1,249	1,363
5.838% due 09/30/2027	895	1,002
6.332% due 09/30/2027	3,250	3,702

Total Qatar (Cost $30,182)		33,256

RUSSIA 16.1%

CORPORATE BONDS & NOTES 8.0%

AK Transneft OJSC Via TransCapitalInvest Ltd.
6.103% due 06/27/2012	$9,700	10,174
7.700% due 08/07/2013	500	553
8.700% due 08/07/2018	24,200	29,882

Gazprom Via Gaz Capital S.A.
6.212% due 11/22/2016	18,440	19,685
6.510% due 03/07/2022	32,300	34,481
7.288% due 08/16/2037	675	754
8.146% due 04/11/2018	1,200	1,401
8.625% due 04/28/2034	700	892
9.250% due 04/23/2019	5,750	7,188

Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020	14,246	15,439

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014	5,100	6,129
10.500% due 03/25/2014	5,900	7,092

58	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.175% due 05/16/2013		$6,500	$6,988
9.000% due 06/11/2014		36,150	41,663

TNK-BP Finance S.A.
6.125% due 03/20/2012		4,100	4,279
6.250% due 02/02/2015		1,300	1,381
6.625% due 03/20/2017		35,550	37,805
6.875% due 07/18/2011		4,000	4,145
7.250% due 02/02/2020		5,500	6,029
7.500% due 03/13/2013		4,600	5,020
7.500% due 07/18/2016		19,100	21,316
7.875% due 03/13/2018		5,200	5,889

VTB Bank Via VTB Capital S.A.
6.609% due 10/31/2012		8,000	8,490
6.875% due 05/29/2018		100	106
7.500% due 10/12/2011		3,000	3,165

			279,946

SOVEREIGN ISSUES 8.1%

Russia Government International Bond
7.500% due 03/31/2030		216,201	258,751
12.750% due 06/24/2028		13,275	24,227

			282,978

Total Russia (Cost $508,611)			562,924

SINGAPORE 0.4%

CORPORATE BONDS & NOTES 0.4%

Temasek Financial I Ltd.
4.300% due 10/25/2019		$10,100	10,977
5.375% due 11/23/2039		4,000	4,710

Total Singapore (Cost $14,041)			15,687

SOUTH AFRICA 1.8%

CORPORATE BONDS & NOTES 0.2%

AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$6,200	6,570
6.500% due 04/15/2040		1,300	1,359

			7,929

SOVEREIGN ISSUES 1.6%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	17,796
5.875% due 05/30/2022		$1,690	1,960
6.500% due 06/02/2014		7,530	8,603
6.875% due 05/27/2019		17,900	21,972
7.375% due 04/25/2012		5,580	6,110

			56,441

Total South Africa (Cost $54,603)			64,370

SOUTH KOREA 1.9%

CORPORATE BONDS & NOTES 0.6%

Korea Electric Power Corp.
3.000% due 10/05/2015 (a)		$6,800	6,797

Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		8,900	8,914
6.250% due 06/17/2014		4,100	4,601

			20,312

SOVEREIGN ISSUES 1.3%

Export-Import Bank of Korea
0.616% due 11/16/2010		400	399
0.754% due 10/04/2011		3,000	3,003
5.125% due 06/29/2020		3,000	3,242
5.875% due 01/14/2015		3,400	3,808
8.125% due 01/21/2014		1,200	1,411

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Korea Development Bank
0.619% due 11/22/2012		$8,200	$7,998
5.300% due 01/17/2013		2,200	2,352
8.000% due 01/23/2014		7,700	9,016

Korea Housing Finance Corp.
4.125% due 12/15/2015 (e)		13,500	14,199

			45,428

Total South Korea (Cost $63,662)			65,740

TRINIDAD AND TOBAGO 0.5%

CORPORATE BONDS & NOTES 0.5%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$13,190	13,553
9.750% due 08/14/2019		4,880	6,002

Total Trinidad And Tobago (Cost $18,204)			19,555

TUNISIA 0.4%
SOVEREIGN ISSUES 0.4%

Banque Centrale de Tunisie S.A.
4.500% due 06/22/2020	EUR	7,100	9,776
4.750% due 04/07/2011		450	626
8.250% due 09/19/2027		$1,680	2,133

Total Tunisia (Cost $10,610)			12,535

TURKEY 5.0%

SOVEREIGN ISSUES 5.0%

Turkey Government International Bond
5.625% due 03/30/2021		$6,800	7,446
6.750% due 04/03/2018		3,143	3,693
6.750% due 05/30/2040		36,000	41,225
6.875% due 03/17/2036		3,300	3,853
7.000% due 09/26/2016		5,200	6,162
7.000% due 06/05/2020		33,000	39,682
7.250% due 03/15/2015		10,185	11,993
7.375% due 02/05/2025		5,443	6,749
7.500% due 07/14/2017		2,600	3,166
7.500% due 11/07/2019		40,467	49,977
9.000% due 06/30/2011		1,600	1,696

Total Turkey (Cost $162,677)			175,642

UNITED ARAB EMIRATES 0.2%

CORPORATE BONDS & NOTES 0.2%

DP World Ltd.
6.850% due 07/02/2037		$8,000	7,506

Total United Arab Emirates (Cost $6,627)			7,506

UNITED KINGDOM 0.3%

CORPORATE BONDS & NOTES 0.3%

Barclays Bank PLC
10.179% due 06/12/2021		$2,040	2,726

HBOS PLC
6.750% due 05/21/2018		7,500	7,546

Total United Kingdom (Cost $9,519)			10,272

UNITED STATES 11.4%

ASSET-BACKED SECURITIES 0.0%

Morgan Stanley Mortgage Loan Trust
0.616% due 04/25/2037		$659	327
5.726% due 10/25/2036		475	274
6.000% due 07/25/2047		325	244

Securitized Asset-Backed Receivables LLC Trust
0.386% due 05/25/2037		165	126

			971

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%

Indonesia Government International Bond
1.250% due 12/14/2019		$4,394	$4,043

Petroleum Export III Ltd.
3.792% due 04/08/2013		14,863	14,817

			18,860

CORPORATE BONDS & NOTES 1.5%

American International Group, Inc.
0.635% due 10/18/2011		10,000	9,856
4.950% due 03/20/2012		500	522
5.000% due 06/26/2017	EUR	700	903
5.750% due 03/15/2067	GBP	1,300	1,491
5.850% due 01/16/2018		$900	936
6.250% due 05/01/2036		3,200	3,120
8.175% due 05/15/2068		15,400	15,515
8.250% due 08/15/2018		1,700	1,989
8.625% due 05/22/2068	GBP	200	300

CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		$5,500	5,940

Citigroup Capital XXI
8.300% due 12/21/2077		8,960	9,453

Pemex Project Funding Master Trust
0.896% due 12/03/2012		1,200	1,197

			51,222

MORTGAGE-BACKED SECURITIES 0.8%

Adjustable Rate Mortgage Trust
5.323% due 11/25/2035		618	495

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		2,220	2,328

Banc of America Funding Corp.
5.319% due 11/20/2035		592	424
5.888% due 04/25/2037		687	548

Bear Stearns Adjustable Rate Mortgage Trust
4.963% due 01/25/2035		80	70
5.699% due 02/25/2036		385	278

Chase Mortgage Finance Corp.
5.420% due 03/25/2037		602	500

Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035		1,519	1,436
3.074% due 03/25/2034		119	120
5.567% due 07/25/2046		470	327

Countrywide Alternative Loan Trust
0.426% due 01/25/2037		590	325
0.506% due 09/25/2046		700	35
5.750% due 03/25/2037		500	342
6.250% due 11/25/2036		421	286

Countrywide Home Loan Mortgage Pass-Through Trust
5.114% due 02/25/2047		424	257
5.242% due 03/25/2037		408	254
5.508% due 04/20/2036		411	303
5.890% due 09/25/2047		262	199

Credit Suisse First Boston Mortgage Securities Corp.
2.503% due 06/25/2033		1,116	1,081

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		478	292

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		565	411
6.172% due 06/25/2036		746	467

Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018		410	424
5.386% due 10/25/2035		418	325
5.500% due 12/25/2035		700	513
5.869% due 10/25/2036		465	284

See Accompanying Notes	Semiannual Report	September 30, 2010	59

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.886% due 10/25/2036	$465	$273
6.300% due 07/25/2036	649	381

Harborview Mortgage Loan Trust
5.653% due 08/19/2036	229	192

Homebanc Mortgage Trust
5.776% due 04/25/2037	600	363

Indymac INDA Mortgage Loan Trust
5.679% due 08/25/2036	600	442

Indymac Index Mortgage Loan Trust
0.556% due 06/25/2037	371	143
5.190% due 10/25/2035	459	354
5.428% due 06/25/2036	598	463

JPMorgan Mortgage Trust
4.861% due 04/25/2035	348	333
5.339% due 08/25/2035	600	608
5.409% due 11/25/2035	593	575

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	630	665

Luminent Mortgage Trust
0.436% due 12/25/2036	351	203

MASTR Alternative Loans Trust
0.656% due 03/25/2036	247	81

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	600	630

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	4,130	3,221

Merrill Lynch Mortgage-Backed Securities Trust
5.597% due 04/25/2037	522	395

Morgan Stanley Capital I
6.075% due 06/11/2049	400	429

Morgan Stanley Mortgage Loan Trust
5.175% due 06/25/2036	168	159

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	485	396

Residential Accredit Loans, Inc.
0.526% due 05/25/2046	1,000	89

Residential Asset Securitization Trust
0.656% due 01/25/2046	600	289

Sequoia Mortgage Trust
2.536% due 01/20/2047	230	188

Structured Adjustable Rate Mortgage Loan Trust
5.197% due 09/25/2036	600	337
5.211% due 05/25/2036	1,200	862
5.285% due 11/25/2035	419	310
6.000% due 10/25/2037	396	192

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	282	259
5.970% due 09/25/2036	582	342

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates
2.786% due 03/25/2034		$417	$400
3.003% due 01/25/2047		286	184
5.168% due 01/25/2037		477	370
5.344% due 04/25/2037		319	240
5.424% due 12/25/2036		970	728
5.432% due 12/25/2036		299	226
5.561% due 05/25/2037		764	609
5.868% due 09/25/2036		492	396

			28,651

U.S. GOVERNMENT AGENCIES 0.0%

Federal Home Loan Bank
4.125% due 12/13/2019		100	110

U.S. TREASURY OBLIGATIONS 8.5%

U.S. Treasury Bonds
4.500% due 08/15/2039 (f)		1,851	2,119
7.875% due 02/15/2021 (d)		36,700	54,396
8.000% due 11/15/2021		85,100	128,368

U.S. Treasury Notes
2.625% due 07/31/2014 (d)		1,100	1,172
2.750% due 05/31/2017		20,000	21,166
3.125% due 10/31/2016		6,600	7,166
3.375% due 11/15/2019 (d)(f)		78,400	84,488

			298,875

Total United States (Cost $389,475)			398,689

URUGUAY 1.8%

SOVEREIGN ISSUES 1.8%

Uruguay Government International Bond
5.000% due 09/14/2018	UYU	67,502	3,809
6.875% due 01/19/2016	EUR	6,500	9,752
6.875% due 09/28/2025		$8,000	9,660
7.625% due 03/21/2036		4,100	5,310
7.875% due 01/15/2033		1,000	1,317
8.000% due 11/18/2022		22,497	29,022
9.250% due 05/17/2017		3,540	4,690

Total Uruguay (Cost $54,885)			63,560

VIETNAM 0.1%

SOVEREIGN ISSUES 0.1%

Vietnam Government International Bond
4.000% due 03/12/2028		$5,000	4,991

Total Vietnam (Cost $4,324)			4,991

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 0.4%

CORPORATE BONDS & NOTES 0.4%

Gerdau Trade, Inc.
5.750% due 01/30/2021 (a)		$2,300	$2,342

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020 (a)		11,100	11,022

Total Virgin Islands (British) (Cost $13,348)			13,364

SHORT-TERM INSTRUMENTS 6.5%

REPURCHASE AGREEMENTS 0.2%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010		$7,500	7,500

(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities
3.500% due 01/15/2011 valued at $7,142 and U.S. Treasury Notes 1.000% due 10/31/2011 valued at $510. Repurchase proceeds are $7,500.)

JAPAN TREASURY BILLS 4.6%
0.112% due 10/18/2010	JPY	13,380,000	160,270

U.S. TREASURY BILLS 0.5%
0.117% due 10/07/2010 - 01/20/2011 (b)(d)		$18,609	18,607

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.2%
		4,061,925	40,692

Total Short-Term Instruments (Cost $218,347)			227,069

PURCHASED OPTIONS (h) 0.0%
(Cost $829)			243

Total Investments 106.1% (Cost $3,362,715)			$3,718,131

Written Options (i) (0.2%) (Premiums $3,597)			(7,438)

Other Assets and Liabilities (Net) (5.9%)			(206,920)

Net Assets 100.0%			$3,503,772

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Coupon represents a weighted average yield.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $26,965 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $3,797 at a weighted average interest rate of -0.333%. On September 30, 2010, securities valued at $3,155 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $2,334 and cash of $8 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note December Futures	Long	12/2010	1,556	$1,845

60	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(g)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.877%	$	15,700	$24	$0	$24
America Movil SAB de C.V.	DUB	1.000%	03/20/2012	0.986%		16,900	9	(43)	52
American International Group, Inc.	CSFB	2.066%	03/20/2013	1.637%		16,000	175	0	175
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.561%		6,500	57	0	57
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.561%		8,000	71	0	71
Brazil Government International Bond	BCLY	1.000%	09/20/2011	0.588%		25,600	111	76	35
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%		3,700	5	13	(8)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.487%		1,000	2	4	(2)
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.487%		1,700	3	7	(4)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%		300	(1)	(4)	3
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.389%		1,300	(40)	(49)	9
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.487%		10,000	14	39	(25)
Brazil Government International Bond	UBS	1.030%	07/20/2017	1.265%		3,875	(49)	0	(49)
Codelco, Inc.	BCLY	1.000%	12/20/2011	0.540%		4,200	25	7	18
Colombia Government International Bond	CSFB	1.000%	09/20/2015	1.148%		6,500	(44)	(147)	103
Colombia Government International Bond	JPM	1.000%	09/20/2015	1.148%		27,600	(186)	(679)	493
Colombia Government International Bond	MSC	1.640%	08/20/2011	0.574%		6,200	71	0	71
Colombia Government International Bond	UBS	1.000%	09/20/2015	1.148%		8,000	(54)	(181)	127
Emirate of Abu Dhabi	CITI	1.000%	12/20/2014	1.014%		600	0	(15)	15
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2014	1.014%		800	0	(20)	20
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.454%		2,200	6	1	5
Emirate of Abu Dhabi	GSC	1.000%	12/20/2014	1.014%		800	0	(26)	26
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	1.014%		300	0	(10)	10
Indonesia Government International Bond	CITI	2.290%	12/20/2016	1.521%		1,300	58	0	58
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.257%		10,400	(112)	(434)	322
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.658%		1,600	2	4	(2)
Mexico Government International Bond	BCLY	1.000%	09/20/2011	0.700%		8,800	29	18	11
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.121%		3,400	(17)	(52)	35
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.180%		13,000	(108)	(226)	118
Mexico Government International Bond	CSFB	1.000%	09/20/2015	1.180%		14,000	(116)	(271)	155
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.658%		1,200	2	3	(1)
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.658%		3,700	4	9	(5)
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.658%		5,000	6	13	(7)
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.658%		2,100	4	7	(3)
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.658%		6,100	6	15	(9)
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.658%		700	1	2	(1)
Mexico Government International Bond	MSC	1.000%	03/20/2015	1.121%		1,700	(8)	(25)	17
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.658%		1,500	3	3	0
Mexico Government International Bond	RBS	1.000%	09/20/2015	1.180%		10,000	(82)	(193)	111
Mexico Government International Bond	UBS	1.000%	03/20/2015	1.121%		25,000	(123)	(298)	175
Mexico Government International Bond	UBS	1.000%	09/20/2015	1.180%		1,000	(9)	(15)	6
Peru Government International Bond	BCLY	1.000%	09/20/2015	1.173%		5,000	(40)	(56)	16
Peru Government International Bond	MSC	1.220%	10/20/2011	0.656%		6,350	73	0	73
Peru Government International Bond	MSC	1.960%	10/20/2016	1.264%		3,000	145	0	145
Petrobras International Finance Co.	DUB	1.000%	09/20/2011	1.050%		22,500	(4)	(99)	95
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		3,400	(15)	(31)	16
Petrobras International Finance Co.	HSBC	1.000%	09/20/2015	1.571%		17,500	(463)	(605)	142
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	1.050%		7,500	(1)	(27)	26
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.571%		3,000	(80)	(86)	6
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	1.240%		4,100	(18)	(26)	8
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.571%		400	(11)	(14)	3
Philippines Government International Bond	BCLY	1.000%	03/20/2015	1.242%		20,000	(202)	(576)	374
Philippines Government International Bond	BNP	1.000%	09/20/2015	1.357%		10,500	(175)	(224)	49
Philippines Government International Bond	BOA	1.000%	03/20/2015	1.242%		7,000	(71)	(201)	130
Philippines Government International Bond	CITI	2.730%	03/20/2018	1.587%		9,800	756	0	756
Philippines Government International Bond	DUB	1.000%	03/20/2015	1.242%		10,000	(101)	(301)	200
Philippines Government International Bond	DUB	1.000%	09/20/2015	1.357%		17,000	(283)	(417)	134
Philippines Government International Bond	GSC	1.000%	09/20/2015	1.357%		15,000	(249)	(382)	133
Philippines Government International Bond	HSBC	1.000%	09/20/2015	1.357%		7,800	(130)	(168)	38
Philippines Government International Bond	HSBC	1.000%	12/20/2015	1.405%		1,100	(21)	(21)	0
Philippines Government International Bond	JPM	1.000%	03/20/2015	1.242%		20,000	(202)	(612)	410
Philippines Government International Bond	JPM	1.000%	09/20/2015	1.357%		15,000	(249)	(375)	126
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.556%		6,200	351	0	351
Philippines Government International Bond	UBS	1.000%	03/20/2015	1.242%		28,000	(283)	(859)	576
Qatar Government International Bond	UBS	1.000%	12/20/2014	0.904%		2,000	9	(28)	37
Russia Government International Bond	CITI	1.000%	12/20/2010	0.606%		350	0	0	0
Russia Government International Bond	DUB	1.000%	12/20/2010	0.606%		2,700	4	1	3
Russia Government International Bond	GSC	1.000%	12/20/2010	0.606%		6,900	8	7	1
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.000%	03/20/2011	1.369%		22,700	(33)	0	(33)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	CSFB	1.870%	10/20/2012	1.856%		6,900	61	0	61
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GSC	1.380%	10/20/2011	1.583%		5,000	21	0	21
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MSC	2.000%	10/20/2012	1.856%		13,000	156	0	156

See Accompanying Notes	Semiannual Report	September 30, 2010	61

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
South Korea Government Bond	BCLY	1.000%	03/20/2011	0.478%	$	1,200	$3	$7	$(4)
South Korea Government Bond	CITI	1.000%	03/20/2011	0.478%		1,600	4	9	(5)
South Korea Government Bond	GSC	1.000%	03/20/2011	0.478%		3,600	10	17	(7)
Turkey Government International Bond	UBS	1.000%	03/20/2015	1.505%		18,500	(394)	(623)	229
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.137%		12,000	12	0	12
VTB Bank Via VTB Capital SA	GSC	1.000%	12/20/2010	1.890%		8,100	(14)	(100)	86

							$(1,687)	$(8,257)	$6,570

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	$	18,200	$2,256	$1,872	$384
CDX.EM-13 Index	HSBC	5.000%	06/20/2015		14,000	1,735	1,442	293
CDX.EM-13 Index	MSC	5.000%	06/20/2015		17,300	2,144	2,180	(36)
CDX.EM-14 Index	BOA	5.000%	12/20/2015		31,800	4,233	4,150	83
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		1,700	226	222	4
CDX.EM-14 Index	MSC	5.000%	12/20/2015		7,700	1,025	1,001	24

						$11,619	$10,867	$752

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BCLY	BRL	36,000	$377	$0	$377
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		4,000	42	5	37
Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		60,600	635	76	559
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		176,900	1,853	239	1,614
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		637,200	(554)	(800)	246
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		582,800	162	0	162
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		133,200	2,194	557	1,637
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		152,400	2,510	730	1,780
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		114,300	1,882	608	1,274
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		127,000	713	(48)	761
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		205,600	1,243	7	1,236
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		166,400	1,038	36	1,002
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	65,400	325	(5)	330
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		157,200	786	0	786
Pay	28-Day MXN TIIE	7.780%	04/09/2019	DUB		8,700	67	6	61

							$13,273	$1,411	$11,862

(h)	Purchased options outstanding on September 30, 2010:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC USD versus KRW	KRW	1,110.000	12/07/2010	$	26,825	$829	$243

62	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(i)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	100,600	$433	$5,893
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		100,600	658	0
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		32,900	49	72
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		32,900	117	76
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		30,100	78	66
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		30,100	57	69
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		8,200	51	480
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		8,200	68	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		3,700	25	217
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		3,700	30	0
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		67,200	193	295
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		67,200	293	89
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		63,500	493	0

								$2,545	$7,257

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus KRW	KRW	1,275.000	12/07/2010	$	26,825	$934	$64

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$9,100	$118	$117

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	70	$1,016,125	$7,620
Sales	164	535,500	2,455
Closing Buys	(152)	(740,600)	(5,165)
Expirations	0	(54,400)	(358)
Exercised	(82)	(171,800)	(955)

Balance at 09/30/2010	0	$584,825	$3,597

(j)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	74,814	10/2010	BCLY	$0	$(2,618)	$(2,618)
Buy		74,814	10/2010	HSBC	1,972	0	1,972
Sell		74,814	12/2010	HSBC	0	(2,000)	(2,000)
Buy		19,803	12/2010	MSC	264	0	264
Buy		19,836	12/2010	RBS	283	0	283
Buy	CNY	59,300	01/2011	BOA	4	0	4
Buy		105,838	01/2011	MSC	5	0	5
Buy		81,312	04/2011	BCLY	127	0	127
Buy		110,875	04/2011	CITI	231	0	231
Buy		59,771	04/2011	RBS	101	0	101
Buy		192,630	09/2011	BCLY	137	0	137
Sell	COP	32,025,818	11/2010	JPM	0	(1,134)	(1,134)
Sell	EUR	76,140	10/2010	DUB	0	(6,234)	(6,234)
Sell		23,981	11/2010	BCLY	0	(1,788)	(1,788)
Sell		7,686	11/2010	DUB	0	(631)	(631)
Sell	GBP	10,909	12/2010	CITI	0	(191)	(191)
Sell		2,364	12/2010	GSC	0	(31)	(31)
Sell		5,341	12/2010	UBS	0	(79)	(79)
Buy	HUF	772,298	10/2010	CITI	448	0	448
Buy		1,467,320	10/2010	DUB	539	0	539
Sell		217,807	10/2010	DUB	0	(163)	(163)
Buy		1,149,600	10/2010	GSC	668	0	668
Buy		2,025,034	10/2010	HSBC	1,244	0	1,244
Buy		885,614	10/2010	JPM	636	0	636

See Accompanying Notes	Semiannual Report	September 30, 2010	63

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	HUF	6,082,059	10/2010	JPM	$0	$(4,934)	$(4,934)
Buy	INR	702,130	11/2010	CITI	477	0	477
Buy		346,196	11/2010	HSBC	271	0	271
Buy		685,589	03/2011	BCLY	407	0	407
Sell	JPY	13,380,000	10/2010	JPM	0	(9,099)	(9,099)
Buy	KRW	13,720,703	11/2010	BCLY	153	0	153
Buy		2,399,299	11/2010	BOA	63	0	63
Buy		13,429,450	11/2010	CITI	125	0	125
Buy		10,803,340	11/2010	DUB	60	0	60
Buy		246,330	11/2010	GSC	6	0	6
Buy		1,850,120	11/2010	JPM	13	(3)	10
Buy		6,876,180	11/2010	MSC	204	0	204
Sell		741,738	11/2010	RBS	0	(49)	(49)
Buy	MXN	442,813	02/2011	CITI	1,276	0	1,276
Buy		19,207	02/2011	DUB	7	0	7
Buy	PHP	448,747	11/2010	CITI	339	0	339
Buy		205,405	11/2010	DUB	158	0	158
Buy	PLN	91,717	11/2010	CITI	2,942	0	2,942
Buy	SGD	5,380	03/2011	BOA	90	0	90
Buy		1,322	03/2011	DUB	16	0	16
Buy		1,110	03/2011	JPM	20	0	20
Buy		1,340	03/2011	RBS	24	0	24
Buy	TRY	6,763	10/2010	CITI	254	0	254
Buy		2,514	10/2010	HSBC	101	0	101

					$13,665	$(28,954)	$(15,289)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bahrain
Sovereign Issues	$0	$17,347	$0	$17,347
Barbados
Corporate Bonds & Notes	0	15,759	0	15,759
Bermuda
Corporate Bonds & Notes	0	30,493	0	30,493
Brazil
Corporate Bonds & Notes	0	244,680	0	244,680
Sovereign Issues	0	273,376	0	273,376
Cayman Islands
Corporate Bonds & Notes	0	10,757	3,842	14,599
Chile
Corporate Bonds & Notes	7,443	56,152	0	63,595
Sovereign Issues	0	110	0	110
Colombia
Corporate Bonds & Notes	0	30,902	0	30,902
Sovereign Issues	0	160,363	0	160,363
Egypt
Corporate Bonds & Notes	0	7,759	0	7,759
El Salvador
Corporate Bonds & Notes	0	9,646	0	9,646
Guatemala
Sovereign Issues	0	5,758	0	5,758
India
Corporate Bonds & Notes	0	34,572	0	34,572
Indonesia
Corporate Bonds & Notes	0	63,381	0	63,381
Sovereign Issues	0	222,522	0	222,522
Ireland
Corporate Bonds & Notes	0	16,274	0	16,274
Israel
U.S. Government Agencies	0	125	0	125
Kazakhstan
Corporate Bonds & Notes	0	48,237	0	48,237
Malaysia
Corporate Bonds & Notes	0	26,224	0	26,224
Mexico
Corporate Bonds & Notes	0	234,420	0	234,420
Sovereign Issues	0	105,491	0	105,491

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Netherlands
Corporate Bonds & Notes	$0	$34,625	$0	$34,625
Panama
Corporate Bonds & Notes	0	9,657	0	9,657
Sovereign Issues	0	113,207	0	113,207
Peru
Corporate Bonds & Notes	0	0	6,807	6,807
Sovereign Issues	0	65,770	0	65,770
Philippines
Sovereign Issues	0	160,771	0	160,771
Poland
Sovereign Issues	0	26,258	0	26,258
Qatar
Corporate Bonds & Notes	0	33,256	0	33,256
Russia
Corporate Bonds & Notes	0	279,946	0	279,946
Sovereign Issues	0	282,978	0	282,978
Singapore
Corporate Bonds & Notes	0	15,687	0	15,687
South Africa
Corporate Bonds & Notes	0	7,929	0	7,929
Sovereign Issues	0	56,441	0	56,441
South Korea
Corporate Bonds & Notes	0	20,312	0	20,312
Sovereign Issues	0	45,428	0	45,428
Trinidad and Tobago
Corporate Bonds & Notes	0	19,555	0	19,555
Tunisia
Sovereign Issues	0	12,535	0	12,535
Turkey
Sovereign Issues	0	175,642	0	175,642
United Arab Emirates
Corporate Bonds & Notes	0	7,506	0	7,506
United Kingdom
Corporate Bonds & Notes	0	10,272	0	10,272
United States
Asset-Backed Securities	0	971	0	971
Bank Loan Obligations	0	18,860	0	18,860
Corporate Bonds & Notes	0	51,222	0	51,222
Mortgage-Backed Securities	0	28,651	0	28,651

64	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
U.S. Government Agencies	$0	$110	$0	$110
U.S. Treasury Obligations	0	298,875	0	298,875
Uruguay
Sovereign Issues	0	63,560	0	63,560
Vietnam
Sovereign Issues	0	4,991	0	4,991
Virgin Islands (British)
Corporate Bonds & Notes	11,022	2,342	0	13,364
Short-Term Instruments
Repurchase Agreements	0	7,500	0	7,500
Japan Treasury Bills	0	160,270	0	160,270
U.S. Treasury Bills	0	18,607	0	18,607
PIMCO Short-Term Floating NAV Portfolio	40,692	0	0	40,692
Purchased Options
Foreign Exchange Contracts	0	243	0	243
Investments, at value	$59,157	$3,648,325	$10,649	$3,718,131

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	7,523	0	7,523
Foreign Exchange Contracts	0	13,665	0	13,665
Interest Rate Contracts	1,845	11,862	0	13,707
	$1,845	$33,050	$0	$34,895

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(201)	0	(201)
Foreign Exchange Contracts	0	(29,018)	0	(29,018)
Interest Rate Contracts	0	(7,257)	(117)	(7,374)
	$0	$(36,476)	$(117)	$(36,593)

Totals	$61,002	$3,644,899	$10,532	$3,716,433

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sale s (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Cayman Islands
Corporate Bonds & Notes	$1,334	$2,128	$(67)	$79	$17	$351	$0	$0	$3,842	$354
Indonesia
Bank Loan Obligations	13,459	0	(13,700)	76	108	57	0	0	0	0
Peru
Corporate Bonds & Notes	6,666	0	(281)	107	69	246	0	0	6,807	249
United States
Bank Loan Obligations	17,565	0	(2,833)	0	0	85	0	(14,817)	0	0

Investments, at value	$39,024	$2,128	$(16,881)	$262	$194	$739	$0	$(14,817)	$10,649	$603

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$(117)	$0	$0	$0	$0	$0	$(117)	$0

Totals	$39,024	$2,128	$(16,998)	$262	$194	$739	$0	$(14,817)	$10,532	$603

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(l)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$243	$0	$0	$0	$243
Unrealized appreciation on foreign currency contracts	0	13,665	0	0	0	13,665
Unrealized appreciation on swap agreements	11,862	0	7,523	0	0	19,385

	$11,862	$13,908	$7,523	$0	$0	$33,293

Liabilities:
Written options outstanding	$7,374	$64	$0	$0	$0	$7,438
Variation margin payable (2)	170	0	0	0	0	170
Unrealized depreciation on foreign currency contracts	0	28,954	0	0	0	28,954
Unrealized depreciation on swap agreements	0	0	201	0	0	201

	$7,544	$29,018	$201	$0	$0	$36,763

See Accompanying Notes	Semiannual Report	September 30, 2010	65

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

September 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$32,495	$358	$5,540	$0	$0	$38,393
Net realized gain on foreign currency transactions	0	9,270	0	0	0	9,270

	$32,495	$9,628	$5,540	$0	$0	$47,663

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(257)	$0	$0	$0	$(257)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(10,069)	6	3,646	0	0	(6,417)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(21,117)	0	0	0	(21,117)

	$(10,069)	$(21,368)	$3,646	$0	$0	$(27,791)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,845 as reported in the Notes to Schedule of Investments.

66	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 5.6%

BANK LOAN OBLIGATIONS 0.2%

Seven Media Group
7.000% due 02/07/2013	AUD	4,907	$4,458
7.432% due 12/28/2012		1,171	1,064

			5,522

CORPORATE BONDS & NOTES 4.3%

Bank of Queensland Ltd.
5.500% due 10/22/2012		2,000	1,934

Citigroup Pty Ltd.
5.390% due 06/18/2012		17,500	16,912
5.500% due 06/18/2012		5,500	5,322
5.500% due 08/20/2012		7,000	6,772

Commonwealth Bank of Australia
0.572% due 09/17/2014		$12,200	12,172
0.948% due 07/12/2013		14,800	14,841

ING Bank Australia Ltd.
5.480% due 06/24/2014	AUD	10,000	9,718
5.500% due 10/08/2012		5,000	4,834
5.750% due 08/28/2013		5,000	4,872
5.750% due 06/24/2014		4,200	4,087

Macquarie Bank Ltd.
3.300% due 07/17/2014		$1,300	1,387

Members Equity Bank Pty Ltd.
5.203% due 08/20/2012	AUD	5,500	5,311

National Australia Bank Ltd.
3.375% due 07/08/2014		$2,900	3,111

Suncorp-Metway Ltd.
5.207% due 09/11/2013	AUD	17,400	16,804

Sydney Airport Finance Co. Pty Ltd.
5.125% due 02/22/2021 (c)		$1,100	1,099

Westpac Banking Corp.
0.572% due 09/10/2014		8,500	8,520
2.900% due 09/10/2014		600	636

			118,332

MORTGAGE-BACKED SECURITIES 1.1%

Crusade Global Trust
4.910% due 08/14/2037	AUD	11,584	10,920

Medallion Trust
0.448% due 05/25/2035		$2,658	2,561

Puma Finance Ltd.
0.409% due 02/21/2038		3,713	3,561
4.782% due 08/22/2037	AUD	5,776	5,441
5.123% due 07/12/2036		1,491	1,420

Torrens Trust
4.993% due 10/19/2038		6,940	6,581

			30,484

Total Australia (Cost $142,190)			154,338

BRAZIL 0.3%

CORPORATE BONDS & NOTES 0.3%

Petrobras International Finance Co.
6.875% due 01/20/2040		$700	800

Vale Overseas Ltd.
6.875% due 11/21/2036		5,000	5,767
6.875% due 11/10/2039		1,100	1,269

Total Brazil (Cost $7,836)			7,836

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CANADA 4.1%

ASSET-BACKED SECURITIES 0.4%

Broadway Credit Card Trust
5.234% due 06/17/2014	CAD	10,100	$10,047

CORPORATE BONDS & NOTES 1.0%

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013		3,900	3,984

Honda Canada Finance, Inc.
1.467% due 03/26/2012		17,000	16,427

Master Credit Card Trust
5.297% due 08/21/2012		5,500	5,685

Rio Tinto Alcan, Inc.
6.450% due 03/15/2011		$2,700	2,768

			28,864

SOVEREIGN ISSUES 2.7%

Canada Government Bond
2.500% due 06/01/2015	CAD	200	200
4.000% due 06/01/2016		4,400	4,705
4.250% due 06/01/2018		26,400	28,811

Canada Housing Trust No. 1
2.450% due 12/15/2015		1,500	1,472

Province of Ontario Canada
4.200% due 06/02/2020		2,500	2,554
4.650% due 06/02/2041		4,000	4,200
5.850% due 03/08/2033		6,100	7,306
6.200% due 06/02/2031		13,600	16,844

Province of Quebec Canada
5.750% due 12/01/2036		6,500	7,707

			73,799

Total Canada (Cost $103,804)			112,710

CAYMAN ISLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%

Foundation Re II Ltd.
7.119% due 11/26/2010		$1,500	1,504

Green Valley Ltd.
4.410% due 01/10/2011	EUR	3,100	4,206

Vita Capital III Ltd.
1.633% due 01/01/2011		$4,000	3,989

Total Cayman Islands (Cost $10,042)			9,699

DENMARK 1.0%

CORPORATE BONDS & NOTES 1.0%

Nykredit Realkredit A/S
4.000% due 01/01/2011	DKK	75,000	13,797

Realkredit Danmark A/S
2.000% due 01/01/2011		75,100	13,760
2.450% due 01/01/2038		5,024	917

Total Denmark (Cost $30,720)			28,474

FRANCE 9.9%

CORPORATE BONDS & NOTES 5.9%

BNP Paribas Home Loan Covered Bonds S.A.
2.250% due 10/01/2012	EUR	5,000	6,898
3.750% due 12/13/2011		5,800	8,122
4.750% due 05/28/2013		3,100	4,540

BPCE S.A.
4.625% due 07/29/2049		200	222

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cie de Financement Foncier
1.625% due 07/23/2012		$37,200	$37,366
2.500% due 09/16/2015		13,300	13,396
4.000% due 07/21/2011	EUR	7,700	10,720
4.500% due 01/09/2013		3,000	4,336

Dexia Credit Local
2.000% due 03/05/2013		$250	252

Dexia Credit Local S.A.
0.778% due 01/12/2012		24,300	24,186
0.940% due 09/23/2011		13,400	13,452
0.961% due 04/29/2014		6,000	5,981
2.375% due 09/23/2011		6,700	6,780
2.750% due 01/10/2014		1,000	1,023

Dexia Municipal Agency S.A.
4.750% due 06/06/2011	EUR	1,700	2,369

Valeo S.A.
3.750% due 06/24/2013		4,000	5,473

Vivendi S.A.
5.750% due 04/04/2013		$6,740	7,342
6.625% due 04/04/2018		7,000	8,134

			160,592

SOVEREIGN ISSUES 4.0%

France Government Bond
3.500% due 04/25/2015	EUR	6,700	9,859
3.750% due 10/25/2019		11,300	16,852
4.000% due 04/25/2018		31,100	47,286
4.250% due 10/25/2018		8,500	13,141
4.250% due 04/25/2019		2,800	4,332
4.250% due 10/25/2023		4,600	7,166

France Treasury Notes
3.000% due 01/12/2011		3,100	4,254
3.500% due 07/12/2011		5,000	6,962

			109,852

Total France (Cost $268,442)			270,444

GERMANY 19.9%

CORPORATE BONDS & NOTES 1.1%

Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013	EUR	18,400	25,099
5.500% due 06/05/2014	AUD	5,700	5,497

			30,596

SOVEREIGN ISSUES 18.8%

Republic of Germany
1.250% due 03/11/2011	EUR	3,900	5,329
1.500% due 06/10/2011		27,400	37,565
3.000% due 07/04/2020		1,700	2,466
3.250% due 01/04/2020		3,600	5,332
3.750% due 01/04/2019		1,400	2,142
4.000% due 01/04/2018		41,900	64,870
4.250% due 07/04/2017		43,700	68,494
4.250% due 07/04/2018		99,800	157,341
4.750% due 07/04/2034		36,600	65,653
5.000% due 07/04/2011		8,200	11,534
5.500% due 01/04/2031		10,400	19,771
6.250% due 01/04/2030		23,640	48,397
6.500% due 07/04/2027		10,900	22,221

State of North Rhine-Westphalia
3.500% due 03/15/2013		1,300	1,865
4.000% due 02/14/2014		100	147

			513,127

Total Germany (Cost $501,164)			543,723

See Accompanying Notes	Semiannual Report	September 30, 2010	67

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 0.7%

ASSET-BACKED SECURITIES 0.2%

Dryden Leveraged Loan CDO 2002-II
1.368% due 08/08/2022	EUR	3,100	$3,768

SC Germany Auto
0.687% due 08/11/2015		620	841

			4,609

CORPORATE BONDS & NOTES 0.3%

German Postal Pensions Securitisation PLC
2.750% due 01/18/2011		6,100	8,362

Zurich Insurance Co. via Cloverie PLC
12.000% due 07/29/2049		200	297

			8,659

MORTGAGE-BACKED SECURITIES 0.2%

Immeo Residential Finance PLC
1.039% due 12/15/2016		4,573	5,442

Total Ireland (Cost $19,784)			18,710

ITALY 0.1%

ASSET-BACKED SECURITIES 0.1%

Locat Securitisation Vehicle SRL
1.059% due 12/12/2024	EUR	1,504	2,004

Total Italy (Cost $2,205)			2,004

JAPAN 0.6%

SOVEREIGN ISSUES 0.6%

Japan Government International Bond
2.500% due 09/20/2036	JPY	1,240,000	16,963

Total Japan (Cost $13,292)			16,963

LUXEMBOURG 0.2%

CORPORATE BONDS & NOTES 0.2%

Merrill Lynch S.A.
1.149% due 11/15/2011	EUR	4,200	5,623

Tyco Electronics Group S.A.
6.550% due 10/01/2017		$1,000	1,171

Total Luxembourg (Cost $6,748)			6,794

NETHERLANDS 8.6%

ASSET-BACKED SECURITIES 0.1%

Globaldrive BV
0.747% due 06/20/2015	EUR	509	692
0.907% due 06/20/2015		1,500	2,019

			2,711

CORPORATE BONDS & NOTES 2.9%

ABN AMRO Bank NV
3.250% due 01/18/2013		8,100	11,391
3.750% due 01/12/2012		900	1,262

Achmea Hypotheekbank NV
0.804% due 11/03/2014		$6,600	6,589

Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	14,900	21,441

ING Bank NV
2.250% due 08/31/2015		2,500	3,386

LeasePlan Corp. NV
3.250% due 05/22/2014		4,500	6,458

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NIBC Bank NV
0.676% due 12/02/2014		$22,600	$22,617
2.800% due 12/02/2014		400	418
3.500% due 04/07/2014	EUR	3,000	4,324

Rabobank Nederland NV
11.000% due 06/29/2049		$1,300	1,695

			79,581

MORTGAGE-BACKED SECURITIES 0.1%

Arena BV
0.996% due 12/17/2064	EUR	2,681	3,558

SOVEREIGN ISSUES 5.5%

Netherlands Government International Bond
4.000% due 07/15/2018		19,300	29,564
4.000% due 07/15/2019		11,100	17,110
4.500% due 07/15/2017		33,400	52,403
5.000% due 07/15/2011		36,400	51,247

			150,324

Total Netherlands (Cost $227,581)			236,174

NORWAY 0.5%

CORPORATE BONDS & NOTES 0.5%

DnB NOR Boligkreditt
2.375% due 07/20/2015	EUR	2,800	3,804
4.500% due 05/16/2011		6,500	9,028

Total Norway (Cost $13,608)			12,832

QATAR 0.0%

CORPORATE BONDS & NOTES 0.0%

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$961	1,044

Total Qatar (Cost $804)			1,044

RUSSIA 0.4%

CORPORATE BONDS & NOTES 0.4%

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		$7,100	8,532
10.500% due 03/25/2014		1,000	1,202

Total Russia (Cost $9,669)			9,734

SOUTH KOREA 0.3%

SOVEREIGN ISSUES 0.3%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	7,729

Total South Korea (Cost $8,172)			7,729

SWEDEN 1.2%

CORPORATE BONDS & NOTES 1.2%

Stadshypotek AB
0.839% due 09/30/2013		$14,500	14,573
1.450% due 09/30/2013		14,100	14,192

Swedbank Hypotek AB
4.625% due 05/23/2011	EUR	2,500	3,476

Total Sweden (Cost $31,755)			32,241

SWITZERLAND 0.5%

CORPORATE BONDS & NOTES 0.5%

Transocean, Inc.
4.950% due 11/15/2015		$13,400	13,954

Total Switzerland (Cost $13,393)			13,954

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 16.0%

ASSET-BACKED SECURITIES 0.1%

Bumper 2 S.A.
2.379% due 06/20/2022	EUR	3,144	$4,296

CORPORATE BONDS & NOTES 6.6%

Bank of Scotland PLC
4.375% due 07/13/2016		2,500	3,586
4.500% due 10/23/2013		600	859
4.750% due 01/13/2011	AUD	22,900	22,173
5.250% due 07/24/2012		6,000	5,768

Barclays Bank PLC
2.700% due 03/05/2012		$300	307
6.050% due 12/04/2017		11,000	11,947
7.434% due 09/29/2049		1,500	1,545
10.179% due 06/12/2021		4,940	6,600

BP Capital Markets PLC
0.422% due 04/11/2011		1,000	997
3.125% due 03/10/2012		200	204
3.125% due 10/01/2015 (c)		8,200	8,256

British Sky Broadcasting Group PLC
6.100% due 02/15/2018		1,500	1,736

HBOS PLC
6.750% due 05/21/2018		4,300	4,327

LBG Capital No.1 PLC
7.375% due 03/12/2020	EUR	400	512
7.875% due 11/01/2020		$1,100	1,089
8.000% due 12/29/2049		500	465
8.500% due 12/29/2049		17,858	16,608

LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	200	237

Lloyds TSB Bank PLC
1.534% due 04/02/2012		$8,500	8,598
12.000% due 12/29/2049		6,000	6,928

Nationwide Building Society
2.875% due 09/14/2015	EUR	3,700	5,035

Pearson Dollar Finance PLC
5.500% due 05/06/2013		$2,500	2,745
5.700% due 06/01/2014		6,800	7,558

Rexam PLC
6.750% due 06/01/2013		1,000	1,085

Royal Bank of Scotland Group PLC
0.559% due 03/30/2012		44,300	44,290
3.750% due 11/14/2011	EUR	8,100	11,358
6.666% due 12/31/2049 (a)	CAD	4,700	3,341

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,168

XL Capital Finance Europe PLC
6.500% due 01/15/2012		500	522

			179,844

MORTGAGE-BACKED SECURITIES 0.6%

Eurosail PLC
1.039% due 03/13/2045	EUR	600	669

Newgate Funding PLC
1.479% due 12/15/2050		4,500	4,975

Opera Finance PLC
1.025% due 01/15/2015		4,350	4,614

RMAC Securities PLC
0.442% due 06/12/2044		$500	398
0.895% due 06/12/2044	GBP	800	1,029

Windermere CMBS PLC
0.988% due 04/24/2017		3,285	4,247

			15,932

68	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 8.7%

United Kingdom Gilt
2.250% due 03/07/2014	GBP	600	$975
2.750% due 01/22/2015		69,400	114,210
3.750% due 09/07/2019		4,550	7,629
4.250% due 06/07/2032		4,400	7,374
4.250% due 03/07/2036		17,800	29,662
4.250% due 09/07/2039		3,500	5,829
4.500% due 03/07/2019		16,400	29,089
4.500% due 12/07/2042		4,100	7,128
4.750% due 03/07/2020		1,700	3,065
4.750% due 12/07/2038		17,520	31,601

			236,562

Total United Kingdom (Cost $410,554)			436,634

UNITED STATES 20.2%

ASSET-BACKED SECURITIES 0.7%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$943	938

Accredited Mortgage Loan Trust
0.306% due 02/25/2037		18	18

ACE Securities Corp.
0.306% due 12/25/2036		181	173

Amortizing Residential Collateral Trust
0.836% due 07/25/2032		8	7
0.956% due 10/25/2031		3	3

Asset-Backed Funding Certificates
0.606% due 06/25/2034		4,406	3,425

Carrington Mortgage Loan Trust
0.576% due 10/25/2035		123	117

CIT Group Home Equity Loan Trust
0.546% due 03/25/2033		4	4

Citigroup Mortgage Loan Trust, Inc.
0.316% due 07/25/2045		3,838	3,015
0.326% due 05/25/2037		788	633
0.356% due 10/25/2036		56	56

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		400	423
6.681% due 12/01/2033		306	324

Countrywide Asset-Backed Certificates
0.306% due 06/25/2047		52	51
0.356% due 09/25/2047		2,294	2,231
0.436% due 09/25/2036		346	277
0.596% due 12/25/2036		203	88
0.736% due 12/25/2031		2	1

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032		2	2

Home Equity Asset Trust
0.856% due 11/25/2032		1	1

Home Equity Mortgage Trust
5.500% due 01/25/2037		502	85

HSBC Home Equity Loan Trust
0.607% due 09/20/2033		635	589

Indymac Residential Asset-Backed Trust
0.706% due 08/25/2035		800	601

Lehman XS Trust
0.406% due 04/25/2037		3,451	2,551
0.486% due 06/25/2046		399	41
0.496% due 11/25/2046		587	134
0.576% due 11/25/2046		1,000	178

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		360	307

MASTR Asset-Backed Securities Trust
0.316% due 11/25/2036		8	8

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
0.326% due 07/25/2037		$371	$367
0.336% due 09/25/2037		254	75
0.376% due 02/25/2037		100	70

Morgan Stanley Mortgage Loan Trust
0.326% due 01/25/2047		43	38
0.616% due 04/25/2037		906	449

Nationstar Home Equity Loan Trust
0.316% due 06/25/2037		132	129

Popular ABS Mortgage Pass-Through Trust
0.346% due 06/25/2047		183	162

Renaissance Home Equity Loan Trust
0.756% due 12/25/2033		815	685

Residential Asset Mortgage Products, Inc.
0.326% due 02/25/2037		38	38

Residential Asset Securities Corp.
0.326% due 02/25/2037		61	59
0.756% due 07/25/2032		41	22

SACO I, Inc.
0.316% due 05/25/2036		233	184

SBI HELOC Trust
0.426% due 08/25/2036		217	216

Securitized Asset-Backed Receivables LLC Trust
0.296% due 01/25/2037		222	212

Soundview Home Equity Loan Trust
0.316% due 11/25/2036		48	22

Structured Asset Securities Corp.
0.546% due 01/25/2033		10	9
0.656% due 05/25/2034		9	9

Washington Mutual Asset-Backed Certificates
0.316% due 10/25/2036		226	161

Wells Fargo Home Equity Trust
0.486% due 10/25/2035		367	366

			19,554

BANK LOAN OBLIGATIONS 0.0%

Ford Motor Co.
3.010% due 12/15/2013		338	332
3.050% due 12/15/2013		351	344

			676

CORPORATE BONDS & NOTES 10.1%

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,300	5,238
5.750% due 03/15/2067	GBP	500	573
8.000% due 05/22/2038	EUR	11,700	15,232
8.000% due 05/22/2068		300	391
8.625% due 05/22/2068	GBP	700	1,050

AutoZone, Inc.
5.875% due 10/15/2012		$1,600	1,740
6.500% due 01/15/2014		200	227
7.125% due 08/01/2018		700	851

Aviation Capital Group
7.125% due 10/15/2020 (c)		300	300

Avnet, Inc.
6.625% due 09/15/2016		600	689

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	13,100	18,274
4.250% due 04/05/2017		200	286

Bank of America Corp.
0.786% due 10/14/2016		$1,600	1,429
4.750% due 05/23/2017	EUR	6,800	9,044

Boston Scientific Corp.
6.400% due 06/15/2016		$2,700	2,940

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cameron International Corp.
6.375% due 07/15/2018		$3,000	$3,420

Cardinal Health, Inc.
5.800% due 10/15/2016		1,000	1,161
6.000% due 06/15/2017		1,000	1,145

CenturyLink, Inc.
6.000% due 04/01/2017		2,800	2,939

Citigroup, Inc.
1.024% due 03/05/2014	EUR	1,300	1,660
1.036% due 06/03/2011		1,900	2,564
1.104% due 02/09/2016		5,035	6,206
5.500% due 10/15/2014		$700	761

CNA Financial Corp.
6.000% due 08/15/2011		2,000	2,074

CommonWealth REIT
5.750% due 11/01/2015		8,250	8,730

Computer Sciences Corp.
6.500% due 03/15/2018		5,000	5,750

Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,746

CRH America, Inc.
8.125% due 07/15/2018		1,000	1,208

CSX Corp.
6.750% due 03/15/2011		300	308

Erac USA Finance LLC
6.375% due 10/15/2017		1,300	1,514

Goldman Sachs Group, Inc.
1.198% due 02/04/2013	EUR	2,000	2,643
1.349% due 02/02/2015		2,500	3,190

HCP, Inc.
5.650% due 12/15/2013		$3,000	3,227
5.950% due 09/15/2011		700	728
6.700% due 01/30/2018		2,900	3,196

Hospira, Inc.
5.550% due 03/30/2012		800	859

International Lease Finance Corp.
5.300% due 05/01/2012		8,000	8,060
5.350% due 03/01/2012		300	303
5.400% due 02/15/2012		2,400	2,424
6.500% due 09/01/2014		7,000	7,542
6.625% due 11/15/2013		8,000	8,060
6.750% due 09/01/2016		5,700	6,128

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		500	502

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		10,400	2,444
6.875% due 05/02/2018 (a)		14,600	3,504

Lennar Corp.
5.950% due 10/17/2011		700	712

Lexmark International, Inc.
6.650% due 06/01/2018		1,400	1,589

Loews Corp.
5.250% due 03/15/2016		800	901

Macy's Retail Holdings, Inc.
5.350% due 03/15/2012		2,000	2,095
5.900% due 12/01/2016		1,000	1,070

Marsh & McLennan Cos., Inc.
6.250% due 03/15/2012		300	317

Masco Corp.
5.875% due 07/15/2012		700	727
6.125% due 10/03/2016		11,000	11,202

Maytag Corp.
5.000% due 05/15/2015		2,200	2,323

Merrill Lynch & Co., Inc.
1.096% due 10/31/2011	EUR	3,300	4,400

See Accompanying Notes	Semiannual Report	September 30, 2010	69

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.156% due 01/31/2014	EUR	2,700	$3,468
1.188% due 05/30/2014		1,800	2,306
1.191% due 08/25/2014		600	758
1.326% due 07/22/2014		3,700	4,747
1.628% due 09/27/2012		6,800	8,977
6.400% due 08/28/2017		$3,700	4,055

Morgan Stanley
0.975% due 10/18/2016		2,200	1,936
1.218% due 03/01/2013	EUR	1,000	1,298
1.222% due 04/13/2016		200	244
5.080% due 03/01/2013	AUD	5,200	4,820

Norfolk Southern Corp.
5.257% due 09/17/2014		$1,000	1,121

PPG Industries, Inc.
6.650% due 03/15/2018		4,000	4,854

ProLogis
5.625% due 11/15/2015		4,000	3,919

Qwest Corp.
3.542% due 06/15/2013		1,500	1,575

RBS Capital Trust I
4.709% due 12/29/2049 (a)		450	327

Reed Elsevier Capital, Inc.
6.750% due 08/01/2011		1,800	1,888

Regions Financial Corp.
7.750% due 11/10/2014		1,400	1,518

Reynolds American, Inc.
7.250% due 06/01/2013		4,000	4,497

Ryder System, Inc.
5.850% due 03/01/2014		500	548

Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,457

Simon Property Group LP
5.600% due 09/01/2011		200	204
6.125% due 05/30/2018		2,500	2,906

Southwest Airlines Co.
5.125% due 03/01/2017		3,700	3,892

Spectra Energy Capital LLC
6.200% due 04/15/2018		1,000	1,171

Sprint Capital Corp.
8.375% due 03/15/2012		2,900	3,118
8.750% due 03/15/2032		1,100	1,160

Standard Pacific Corp.
7.000% due 08/15/2015		1,000	962

State Street Capital Trust IV
1.292% due 06/01/2077		3,900	2,831

Tyco International Ltd.
7.000% due 12/15/2019		8,500	10,598

Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,077

WM Covered Bond Program
4.000% due 09/27/2016	EUR	3,500	4,971
4.375% due 05/19/2014		6,900	9,929

			275,728

MORTGAGE-BACKED SECURITIES 7.7%

Adjustable Rate Mortgage Trust
2.891% due 09/25/2035		$471	354

American Home Mortgage Assets
0.446% due 09/25/2046		2,409	1,287
0.486% due 09/25/2046		659	103
1.290% due 11/25/2046		6,161	2,975

American Home Mortgage Investment Trust
2.550% due 10/25/2034		703	614

Banc of America Funding Corp.
4.000% due 02/20/2036		3,505	3,268

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.929% due 10/20/2046	$3,793	$2,571
5.939% due 01/20/2047	729	540

BCAP LLC Trust
0.426% due 01/25/2037	9,229	5,241

Bear Stearns Adjustable Rate Mortgage Trust
2.550% due 10/25/2035	3,554	3,143
2.560% due 08/25/2035	2,879	2,731
2.760% due 03/25/2035	6,976	6,665
2.934% due 03/25/2035	1,764	1,695
3.013% due 05/25/2034	1,358	1,283
3.350% due 02/25/2034	77	65
3.569% due 10/25/2033	515	529
4.578% due 05/25/2034	390	390
5.671% due 02/25/2033	55	55
5.699% due 02/25/2036	1,028	741

Bear Stearns Alt-A Trust
2.984% due 09/25/2035	3,697	2,811
4.044% due 11/25/2035	167	95
5.316% due 11/25/2036	5,222	3,231
5.354% due 02/25/2036	5,964	3,064
5.386% due 11/25/2036	2,577	1,602
5.533% due 11/25/2036	1,509	1,068
6.160% due 08/25/2036	3,803	2,483

Bear Stearns Commercial Mortgage Securities
0.367% due 03/15/2019	135	128
Bella Vista Mortgage Trust
0.507% due 05/20/2045	65	37

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	2,162	2,038
2.560% due 08/25/2035	2,343	2,188
2.650% due 10/25/2035	3,760	3,187
2.917% due 08/25/2035	323	305
5.567% due 07/25/2046	4,467	3,114

Commercial Mortgage Pass-Through Certificates
0.478% due 02/05/2019	300	268
Community Program Loan Trust
4.500% due 10/01/2018	246	247

Countrywide Alternative Loan Trust
0.452% due 12/20/2046	3,183	1,580
0.456% due 05/25/2036	128	69
0.456% due 06/25/2037	3,175	1,780
0.466% due 05/25/2035	2,793	1,782
0.466% due 07/25/2046	2,650	1,482
0.467% due 03/20/2046	151	86
0.506% due 09/25/2046	1,700	85
0.516% due 07/25/2046	1,300	36
0.537% due 09/20/2046	1,700	291
0.606% due 05/25/2037	1,767	917
0.606% due 06/25/2037	884	179
0.676% due 12/25/2035	666	275
1.870% due 11/25/2035	1,230	705
2.426% due 11/25/2035	977	573
5.250% due 06/25/2035	748	613
6.000% due 10/25/2032	12	13
6.000% due 01/25/2037	3,567	2,509
6.000% due 04/25/2037	3,399	2,314
6.250% due 08/25/2037	1,236	868

Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 04/25/2035	207	136
0.576% due 03/25/2035	2,068	1,238
0.586% due 02/25/2035	175	130
0.596% due 02/25/2035	208	144
0.596% due 03/25/2036	941	306
2.985% due 08/25/2034	224	162
4.126% due 11/19/2033	70	70
4.669% due 02/20/2036	1,613	1,265
5.230% due 01/20/2035	610	598
5.508% due 04/20/2036	1,096	809
5.890% due 09/25/2047	2,790	2,117

Credit Suisse First Boston Mortgage Securities Securities Corp.
1.406% due 03/25/2034	396	336
2.494% due 07/25/2033	73	69
2.682% due 08/25/2033	619	610

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	$1,410	$350

Deutsche ALT-A Securities, Inc.
0.356% due 10/25/2036	235	95
5.500% due 12/25/2035	1,600	1,173
6.300% due 07/25/2036	1,484	872

First Horizon Asset Securities, Inc.
2.838% due 07/25/2033	120	117
2.876% due 12/25/2033	439	431
2.923% due 08/25/2035	413	398

GMAC Mortgage Corp. Loan Trust
3.176% due 06/25/2034	100	87

Greenpoint Mortgage Funding Trust
0.436% due 01/25/2037	2,032	1,229
0.456% due 12/25/2046	1,500	183
0.466% due 04/25/2036	1,116	664
0.476% due 06/25/2045	630	418
0.526% due 11/25/2045	128	76

Greenpoint Mortgage Pass-Through Certificates
3.098% due 10/25/2033	281	241

GS Mortgage Securities Corp. II
0.348% due 03/06/2020	272	264

GSR Mortgage Loan Trust
2.140% due 03/25/2033	458	452
2.923% due 09/25/2035	630	604

Harborview Mortgage Loan Trust
0.447% due 09/19/2037	1,255	729
0.447% due 01/19/2038	6,987	4,388
0.448% due 07/21/2036	2,331	1,342
0.477% due 05/19/2035	1,335	837
0.497% due 03/19/2036	354	207
0.627% due 02/19/2034	9	8
2.956% due 07/19/2035	207	168
3.041% due 05/19/2033	750	760

Indymac IMSC Mortgage Loan Trust
0.436% due 07/25/2047	5,510	2,597

Indymac Index Mortgage Loan Trust
0.466% due 05/25/2046	1,887	1,072
0.496% due 06/25/2037	394	246
0.546% due 11/25/2036	1,338	405
2.767% due 12/25/2034	312	235
5.000% due 08/25/2035	724	550
5.090% due 09/25/2035	739	221

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,619	1,462

JPMorgan Mortgage Trust
4.071% due 11/25/2033	526	527
5.339% due 08/25/2035	1,400	1,418
5.570% due 07/27/2037	2,162	1,916

Luminent Mortgage Trust
0.426% due 12/25/2036	8,294	5,261

MASTR Adjustable Rate Mortgages Trust
0.466% due 04/25/2046	587	325
0.596% due 05/25/2047	1,500	237

MASTR Alternative Loans Trust
0.656% due 03/25/2036	783	258

Mellon Residential Funding Corp.
0.697% due 12/15/2030	13	12

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	9,700	7,567
0.506% due 08/25/2036	557	369
2.570% due 02/25/2033	263	253

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	1,831	1,544
1.259% due 10/25/2035	2,976	2,562
2.009% due 10/25/2035	2,793	2,553
5.954% due 06/25/2037	1,391	1,300

70	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Asset Acceptance Corp.
2.788% due 10/25/2035	$359	$278
5.368% due 02/25/2036	574	345
5.820% due 03/25/2047	1,262	1,030
6.138% due 03/25/2047	1,079	889

Residential Accredit Loans, Inc.
0.406% due 02/25/2047	2,665	1,327
0.436% due 06/25/2046	6,172	2,468
0.466% due 04/25/2046	149	63
0.561% due 09/25/2046	2,200	133
5.676% due 09/25/2035	1,014	729

Residential Asset Securitization Trust
0.706% due 12/25/2036	720	285
5.750% due 02/25/2036	1,213	869
6.250% due 10/25/2036	858	515
6.500% due 08/25/2036	1,425	846

Residential Funding Mortgage Securities I
3.275% due 09/25/2035	515	380

Structured Adjustable Rate Mortgage Loan Trust
0.476% due 05/25/2037	184	116
1.752% due 01/25/2035	71	39
2.664% due 04/25/2034	1,121	980
2.783% due 02/25/2034	457	440
6.000% due 10/25/2037	925	448

Structured Asset Mortgage Investments, Inc.
0.446% due 07/25/2046	1,976	1,199
0.466% due 04/25/2036	745	413
0.476% due 05/25/2036	5,565	3,171
0.476% due 09/25/2047	200	57
0.486% due 05/25/2045	922	608
0.506% due 09/25/2047	704	133
0.507% due 07/19/2035	6,493	5,450
0.566% due 12/25/2035	64	38
0.837% due 07/19/2034	27	24
1.870% due 08/25/2047	3,259	1,974

Structured Asset Securities Corp.
2.841% due 10/25/2035	368	297

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	194	114

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	571	555
0.376% due 10/25/2046	45	44

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	5,317	4,940

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	185	10
0.476% due 07/25/2046	561	128
0.486% due 04/25/2045	2,013	1,665
0.516% due 11/25/2045	460	377
0.526% due 12/25/2045	1,595	1,322
0.546% due 10/25/2045	197	161
0.566% due 01/25/2045	392	328
0.576% due 01/25/2045	276	227
0.796% due 12/25/2027	1,067	962
0.802% due 11/25/2034	1,496	1,005
1.070% due 02/25/2047	2,178	1,288
1.110% due 01/25/2047	1,956	1,156
1.130% due 04/25/2047	1,343	866
1.190% due 12/25/2046	6,715	4,071
1.350% due 06/25/2046	3,456	2,552
1.370% due 02/25/2046	111	83
1.680% due 05/25/2041	32	30
1.770% due 06/25/2042	209	171
1.770% due 08/25/2042	103	91
2.700% due 06/25/2033	232	223
2.709% due 09/25/2033	5,164	5,011
2.724% due 03/25/2035	832	787
2.766% due 08/25/2034	1,495	1,470
2.786% due 03/25/2034	1,543	1,479
3.253% due 07/25/2046	1,875	1,320
3.253% due 10/25/2046	2,700	1,899
5.259% due 12/25/2035	1,675	1,533

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.344% due 04/25/2037	$3,184	$2,397
5.424% due 12/25/2036	3,670	2,755
5.503% due 02/25/2037	1,957	1,451

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.506% due 07/25/2046	378	65
1.310% due 07/25/2046	1,218	571
1.340% due 05/25/2046	3,401	1,906

Washington Mutual MSC Mortgage Pass-Through Certificates
2.770% due 02/25/2033	9	8

Wells Fargo Mortgage-Backed Securities Trust
2.934% due 04/25/2036	1,084	1,028
4.576% due 03/25/2036	4,333	3,844
5.679% due 04/25/2036	859	328

		209,011

MUNICIPAL BONDS & NOTES 0.3%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	745	690

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,815
5.000% due 06/01/2041	500	346

Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	3,387

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	133

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2010
6.628% due 07/01/2040 (c)	1,000	1,019

		8,390

	SHARES
PREFERRED SECURITIES 0.1%

Citigroup Capital XIII
7.875% due 10/30/2040 (c)	75,000	1,875

SLM Corp.
3.198% due 01/16/2018	15,700	277

		2,152

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 1.3%

Fannie Mae
0.316% due 07/25/2037	$2,193	2,199
0.376% due 03/25/2034	28	28
0.406% due 08/25/2034	22	21
0.456% due 10/27/2037	7,400	7,389
0.656% due 06/25/2029	23	23
1.586% due 06/01/2043 - 10/01/2044	493	490
2.522% due 06/01/2035	140	147
2.630% due 12/01/2034	110	113
2.715% due 05/01/2026	20	21
2.753% due 11/01/2034	2,776	2,912
3.075% due 03/01/2033	213	216
3.780% due 09/01/2019	11	12
4.655% due 12/01/2036	283	295
4.800% due 09/01/2035	584	620
5.700% due 08/01/2018	3,738	4,265
6.000% due 04/25/2043 - 07/25/2044	1,733	1,893
6.500% due 06/25/2044	46	52

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Housing Administration
6.896% due 07/01/2020		$810	$806
7.430% due 09/01/2022 - 11/01/2022		58	58

Freddie Mac
0.326% due 02/01/2011 (h)		203	203
0.355% due 05/04/2011 (h)		288	288
0.365% due 08/05/2011 (h)		1,619	1,619
0.516% due 08/25/2031		49	46
0.525% due 01/28/2011 (h)		1,280	1,281
0.607% due 12/15/2030		200	200
0.707% due 12/15/2031		109	109
1.586% due 10/25/2044		392	408
2.684% due 06/01/2024		48	51
3.494% due 09/01/2035		132	139
4.500% due 07/15/2018		1,097	1,127
4.792% due 11/01/2035		712	754
4.826% due 10/01/2035		588	611
4.994% due 08/01/2035		631	668
5.000% due 03/15/2025		148	148
5.079% due 03/01/2036		449	468
5.089% due 10/01/2035		622	662

Ginnie Mae
3.125% due 10/20/2029		31	32
6.000% due 08/20/2034		5,037	5,656

			36,030

Total United States (Cost $605,339)			551,541

VIRGIN ISLANDS (BRITISH) 0.1%

CORPORATE BONDS & NOTES 0.1%

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020 (c)		$2,800	2,780

Total Virgin Islands (British) (Cost $2,780)			2,780

SHORT-TERM INSTRUMENTS 8.1%
REPURCHASE AGREEMENTS 0.2%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010		$6,000	6,000

(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $6,121. Repurchase proceeds are $6,000.)

JAPAN TREASURY BILLS 4.3%
0.110% due 10/25/2010 - 12/13/2010 (d)	JPY	9,850,000	117,975

U.S. TREASURY BILLS 1.1%
0.103% due 10/07/2010 - 01/20/2011 (d)(f)(h)		$30,637	30,636

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 2.5%
		6,770,189	67,824

Total Short-Term Instruments (Cost $219,040)			222,435

Total Investments 98.7% (Cost $2,648,922)			$2,698,793

Written Options (j) (0.3%) (Premiums $6,946)			(7,991)

Other Assets and Liabilities (Net) 1.6%			43,889

Net Assets 100.0%			$2,734,691

See Accompanying Notes	Semiannual Report	September 30, 2010	71

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-Issued security.
(d)	Coupon represents a weighted average yield.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $25,606 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $6,032 at a weighted average interest rate of 0.231%. On September 30, 2010, there were no open reverse repurchase agreements.
(h)	Securities with an aggregate market value of $6,340 and cash of $27 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2011	144	$436
90-Day Euribor March Futures	Long	03/2011	37	136
Euro-Bobl December Futures	Long	12/2010	156	(88)
Euro-Bund 10-Year Bond December Futures	Long	12/2010	1,644	936
United Kingdom Government 10-Year Bond December Futures	Long	12/2010	300	(203)

				$1,217

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)		Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.431%	$	1,600	$(9)	$0	$(9)
AutoZone, Inc.	DUB	(1.000%	)	03/20/2014	0.559%		200	(3)	(3)	0
AutoZone, Inc.	GSC	(1.090%	)	09/20/2018	0.866%		700	(12)	0	(12)
Avnet, Inc.	BCLY	(1.000%	)	09/20/2016	1.899%		600	29	19	10
Bank of America Corp.	CITI	(0.170%	)	12/20/2016	1.709%		1,600	138	0	138
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	1.372%		4,000	(46)	0	(46)
Barclays Bank PLC	DUB	(1.000%	)	12/20/2017	1.884%		4,600	260	102	158
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	1.884%		6,900	(211)	0	(211)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.689%		2,700	(54)	0	(54)
British Sky Broadcasting Group PLC	DUB	(1.000%	)	03/20/2018	0.983%		1,500	(3)	(22)	19
Cameron International Corp.	DUB	(0.770%	)	09/20/2018	1.298%		3,000	111	0	111
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.649%		1,000	(21)	(19)	(2)
Cardinal Health, Inc.	DUB	(1.000%	)	06/20/2017	0.663%		1,000	(22)	(20)	(2)
CenturyLink, Inc.	BOA	(0.595%	)	06/20/2017	2.353%		2,800	288	0	288
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.311%		2,000	17	0	17
CommonWealth REIT	MSC	(1.960%	)	12/20/2015	2.477%		8,250	197	0	197
Computer Sciences Corp.	BCLY	(0.760%	)	03/20/2018	1.653%		1,000	59	0	59
Computer Sciences Corp.	GSC	(1.180%	)	03/20/2018	1.653%		4,000	124	0	124
COX Communications, Inc.	MSC	(0.200%	)	03/20/2011	0.140%		1,700	0	0	0
CSX Corp.	BOA	(1.000%	)	03/20/2011	0.193%		300	(1)	(3)	2
ERAC USA Finance LLC	GSC	(0.800%	)	12/20/2017	0.903%		1,300	9	0	9
Goldman Sachs Group, Inc.	UBS	(0.310%	)	06/20/2016	1.558%		500	33	0	33
HCP, Inc.	BCLY	(1.150%	)	03/20/2018	1.937%		2,900	146	0	146
HCP, Inc.	JPM	(0.610%	)	09/20/2011	1.132%		700	3	0	3
HCP, Inc.	MSC	(2.030%	)	12/20/2013	1.518%		3,000	(50)	0	(50)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	3.114%		2,400	101	0	101
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	3.397%		8,000	232	0	232
International Lease Finance Corp.	MSC	(1.590%	)	12/20/2013	4.325%		8,000	626	0	626
Lennar Corp.	BNP	(5.000%	)	06/20/2015	4.122%		1,000	(38)	(31)	(7)
Lennar Corp.	MLP	(5.750%	)	12/20/2012	2.803%		700	(46)	0	(46)
Lexmark International, Inc.	BOA	(1.000%	)	06/20/2018	1.776%		1,400	72	65	7
Loews Corp.	JPM	(0.330%	)	03/20/2016	1.099%		800	32	0	32
Macy's Retail Holdings, Inc.	DUB	(1.000%	)	12/20/2016	1.939%		1,000	53	98	(45)
Marsh & McLennan Cos., Inc.	BOA	(1.000%	)	03/20/2012	0.918%		300	(1)	(5)	4
Masco Corp.	CITI	(1.910%	)	12/20/2016	3.041%		11,000	656	0	656
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.893%		700	18	0	18
Maytag Corp.	JPM	(0.460%	)	06/20/2015	0.573%		2,200	11	0	11
Merrill Lynch & Co., Inc.	DUB	(1.540%	)	06/20/2018	1.886%		2,000	45	0	45
New Albertsons, Inc.	DUB	(1.000%	)	03/20/2011	3.347%		300	3	3	0
Norfolk Southern Corp.	BOA	(1.000%	)	09/20/2014	0.327%		1,000	(27)	(20)	(7)
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.360%		2,500	(17)	0	(17)
Pearson Dollar Finance PLC	MSC	(0.540%	)	06/20/2014	0.450%		6,800	(24)	0	(24)
PPG Industries, Inc.	CSFB	(0.830%	)	03/20/2018	0.773%		4,000	(17)	0	(17)

72	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)		Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ProLogis	BOA	(1.480%	)	12/20/2015	3.857%	$	4,000	$424	$0	$424
Reed Elsevier Capital, Inc.	DUB	(0.250%	)	09/20/2011	0.285%		1,500	1	4	(3)
Reed Elsevier Capital, Inc.	DUB	(1.000%	)	09/20/2011	0.285%		300	(2)	(3)	1
Reynolds American, Inc.	BCLY	(1.200%	)	06/20/2013	0.929%		4,000	(31)	0	(31)
Rio Tinto Alcan, Inc.	BOA	(0.290%	)	03/20/2011	0.106%		2,400	(2)	0	(2)
Ryder System, Inc.	BOA	(1.000%	)	03/20/2014	1.152%		500	3	5	(2)
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	1.338%		2,300	56	0	56
Simon Property Group LP	DUB	(1.000%	)	09/20/2011	0.498%		200	(1)	(1)	0
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	1.501%		2,500	94	0	94
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	1.546%		3,300	175	0	175
Southwest Airlines Co.	BOA	(1.000%	)	03/20/2017	1.505%		400	12	23	(11)
Spectra Energy Capital LLC	BOA	(1.000%	)	06/20/2018	0.913%		1,000	(7)	(20)	13
Sprint Capital Corp.	MLP	(0.460%	)	03/20/2012	1.483%		3,700	55	0	55
Standard Pacific Corp.	BNP	(5.000%	)	09/20/2015	5.141%		1,000	4	13	(9)
Tate & Lyle International Finance PLC	DUB	(0.250%	)	06/20/2011	0.489%		100	0	0	0
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.132%		1,000	25	0	25
Tyco International Ltd.	BOA	(1.000%	)	12/20/2019	0.743%		1,000	(22)	(17)	(5)
Tyco International Ltd.	BOA	(1.120%	)	12/20/2019	0.759%		7,500	(225)	0	(225)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	2.625%		1,000	69	0	69
Valeo S.A	CSFB	(1.000%	)	06/20/2013	1.655%	EUR	4,000	92	249	(157)
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	0.765%	$	5,300	(35)	(45)	10
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.214%		600	9	1	8
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.214%		6,400	(129)	0	(129)
Vivendi S.A.	RBS	(3.100%	)	06/20/2013	0.765%		1,440	(92)	0	(92)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	1.079%		500	6	0	6

								$3,140	$373	$2,767

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Australia Government Bond	BOA	1.000%	06/20/2015	0.413%	$	15,200	$417	$261	$156
Japan Government International Bond	RBS	0.480%	12/20/2010	0.080%		1,500	2	0	2
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.610%		5,100	92	48	44
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%		6,100	111	46	65
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.610%		20,100	365	134	231
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		23,900	435	154	281

							$1,422	$643	$779

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-8 10-Year Index	CSFB	(0.600%	)	06/20/2017	$	51,498	$2,255	$1,271	$984
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017		95,154	4,168	2,165	2,003
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014		19,245	(86)	(112)	26

							$6,337	$3,324	$3,013

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2010	73

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Interest Rate Swaps
Pay Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,000	$449	$(11)	$460
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		15,000	687	(16)	703
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		17,300	847	23	824
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		5,700	188	0	188
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		18,700	734	0	734
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	18,200	(22)	0	(22)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		30,200	(36)	0	(36)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	CSFB		12,300	(12)	0	(12)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		134,200	98	98	0
Pay	1-Year BRL-CDI	11.315%	01/02/2012	BCLY		120,900	(87)	0	(87)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		54,800	533	574	(41)
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	BCLY	AUD	46,400	18	(15)	33
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	CITI		50,900	19	(21)	40
Pay	3-Month CAD Bank Bill	2.500%	06/18/2013	RBS	CAD	236,700	1,303	108	1,195
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM		18,200	783	(35)	818
Pay	6-Month AUD Bank Bill	5.500%	12/15/2015	BCLY	AUD	42,200	51	(30)	81
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		21,100	731	96	635
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	BOA	JPY	7,310,000	3,932	591	3,341
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	RBS		10,800,000	5,810	806	5,004
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BCLY		40,000	39	(1)	40
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		5,670,000	5,529	(225)	5,754
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		3,570,000	3,482	(144)	3,626

							$25,076	$1,798	$23,278

(j)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	1,186	$279	$93

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	15,200	$136	$82
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		18,100	99	1,060
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		18,100	104	0
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		32,900	334	176
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		82,300	725	550
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		10,800	36	48
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		10,800	51	14
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		37,500	419	201
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		21,400	222	142
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		19,800	215	106
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		52,900	344	3,099
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		52,900	423	0
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		10,800	36	47
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		10,800	50	14
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		23,200	220	124
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		8,800	59	516
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		8,800	70	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		24,100	145	7
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		20,500	201	136
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		23,300	258	125
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		106,800	898	714

								$5,045	$7,161

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	6,400	$27	$11
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		6,400	23	7
Call - OTC CDX.IG-14 5-Year Index	BNP	Buy	0.900%	12/15/2010	$	23,400	71	37
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	18,200	51	47
Put - OTC CDX.IG-14 5-Year Index	BNP	Sell	1.500%	12/15/2010	$	23,400	71	32
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010	EUR	7,600	44	17
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	12/15/2010		10,600	56	30
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010	$	8,000	15	13
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		8,000	22	10

74	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaptions on Credit Indices (Cont.)
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 14 Index	JPM	Buy	1.000%	11/17/2010	EUR	10,000	$23	$23
Put - OTC iTraxx Europe 14 Index	JPM	Sell	1.400%	11/17/2010		10,000	39	39
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.900%	12/15/2010		7,800	33	19
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.600%	12/15/2010		7,800	33	18
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	11/17/2010	$	4,100	5	5
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	11/17/2010		4,100	4	2
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	13,700	48	35
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010		13,700	43	30
Call - OTC CDX.IG-14 5-Year Index	UBS	Buy	0.900%	12/15/2010	$	8,200	16	14
Call - OTC iTraxx Europe 13 Index	UBS	Buy	0.900%	12/15/2010	EUR	4,100	17	11
Put - OTC CDX.IG-14 5-Year Index	UBS	Sell	1.500%	12/15/2010	$	8,200	23	11
Put - OTC iTraxx Europe 13 Index	UBS	Sell	1.600%	12/15/2010	EUR	4,100	17	9

							$681	$420

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus BRL	BRL	1.800	10/15/2010	$	9,100	$49	$5
Call - OTC USD versus BRL		1.820	10/15/2010		18,600	132	5
Call - OTC USD versus MXN	MXN	13.550	10/15/2010		9,100	65	0
Call - OTC USD versus BRL	BRL	1.780	10/29/2010		27,400	205	61
Call - OTC USD versus MXN	MXN	12.850	10/29/2010		14,260	87	97
Call - OTC USD versus MXN		13.250	10/29/2010		27,400	210	39
Call - OTC USD versus KRW	KRW	1,200.000	10/29/2010		18,100	123	40

						$871	$247

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$5,400	$70	$70

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2010	1,207	$523,900	EUR	28,500	GBP	38,800	$5,397
Sales	2,306	753,960		195,300		5,500	7,496
Closing Buys	(2,327)	(339,100)		0		0	(3,702)
Expirations	0	(14,200)		(103,400)		(44,300)	(1,643)
Exercised	0	(98,000)		0		0	(602)

Balance at 09/30/2010	1,186	$826,560	EUR	120,400	GBP	0	$6,946

(k)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,668	10/2010	BNP	$51	$0	$51
Sell		3	10/2010	BNP	0	0	0
Sell		4,247	10/2010	CITI	0	(237)	(237)
Buy		3,380	10/2010	CSFB	107	0	107
Sell		8,274	10/2010	CSFB	0	(497)	(497)
Sell		131,944	10/2010	DUB	5	(10,246)	(10,241)
Buy		1,707	10/2010	MSC	140	0	140
Buy		6,587	10/2010	RBS	235	0	235
Buy	BRL	320	10/2010	JPM	11	0	11
Sell		320	10/2010	MSC	0	(5)	(5)
Buy		8,254	12/2010	HSBC	170	0	170
Sell		4,127	12/2010	JPM	0	(85)	(85)
Buy		320	12/2010	MSC	4	0	4
Buy		1,709	12/2010	RBS	13	0	13
Sell		4,132	12/2010	RBS	0	(88)	(88)
Buy	CAD	8,557	11/2010	BNP	0	(14)	(14)
Buy		311	11/2010	BOA	0	0	0
Buy		2,635	11/2010	CITI	65	0	65
Sell		4,290	11/2010	CSFB	0	(31)	(31)
Sell		5,031	11/2010	DUB	30	0	30
Sell		14,296	11/2010	RBC	0	(211)	(211)
Sell		2,367	11/2010	RBS	14	0	14

See Accompanying Notes	Semiannual Report	September 30, 2010	75

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CLP	30,015	01/2011	JPM	$1	$0	$1
Buy	CNY	92,328	11/2010	BCLY	61	(64)	(3)
Sell		31,631	11/2010	BCLY	0	(98)	(98)
Buy		4,172	11/2010	CITI	0	(3)	(3)
Buy		4,259	11/2010	DUB	0	(3)	(3)
Sell		45,178	11/2010	DUB	0	(38)	(38)
Sell		30,936	11/2010	HSBC	0	(8)	(8)
Buy		8,368	11/2010	JPM	0	(5)	(5)
Sell		23,353	11/2010	JPM	0	(7)	(7)
Buy		41,809	11/2010	MSC	0	(70)	(70)
Sell		31,274	11/2010	RBS	0	(97)	(97)
Buy		37,591	11/2010	UBS	36	0	36
Sell		31,592	01/2011	BCLY	0	(113)	(113)
Buy		40,564	01/2011	BOA	25	0	25
Sell		97,118	01/2011	CITI	0	(304)	(304)
Buy		120,949	01/2011	HSBC	100	0	100
Buy		45,255	01/2011	JPM	29	0	29
Sell		99,745	01/2011	JPM	0	(313)	(313)
Buy		46,842	01/2011	MSC	17	0	17
Buy		17,268	04/2011	BCLY	6	0	6
Buy		8,909	04/2011	CSFB	3	0	3
Buy		5,677	04/2011	HSBC	1	0	1
Buy		7,012	04/2011	JPM	1	0	1
Buy		17,542	04/2011	MSC	5	0	5
Buy		51,379	06/2011	BCLY	124	0	124
Buy		55,609	06/2011	DUB	18	(36)	(18)
Buy		29,211	06/2011	HSBC	88	0	88
Buy		49,970	06/2011	JPM	0	(5)	(5)
Buy		111,492	06/2011	RBS	310	0	310
Buy		20,972	09/2011	BOA	49	0	49
Buy		20,644	09/2011	CITI	46	0	46
Buy		55,178	09/2011	HSBC	132	0	132
Buy		112,698	09/2011	JPM	294	0	294
Buy	DKK	94,308	11/2010	RBS	691	0	691
Sell		75,100	01/2011	GSC	1,223	0	1,223
Buy	EUR	4,339	10/2010	CITI	11	0	11
Sell		500	10/2010	CSFB	0	(3)	(3)
Sell		166,357	10/2010	DUB	0	(13,620)	(13,620)
Sell		750	10/2010	GSC	0	(48)	(48)
Buy		961	10/2010	JPM	13	0	13
Buy		2,000	10/2010	RBS	131	0	131
Sell		2,352	10/2010	RBS	2	0	2
Sell		4,533	11/2010	BCLY	0	(338)	(338)
Buy		22,335	11/2010	BOA	1,309	0	1,309
Buy		664	11/2010	CITI	17	0	17
Sell		20,239	11/2010	CITI	0	(364)	(364)
Buy		28,279	11/2010	CSFB	2,471	0	2,471
Buy		7,960	11/2010	DUB	652	0	652
Buy		32,092	11/2010	MSC	2,665	0	2,665
Sell		10,491	11/2010	MSC	0	(963)	(963)
Buy		20,264	11/2010	RBS	1,635	(4)	1,631
Sell		7,722	11/2010	UBS	0	(119)	(119)
Sell	GBP	241	10/2010	CITI	0	(1)	(1)
Sell		489	10/2010	CSFB	4	0	4
Buy		730	10/2010	JPM	0	(8)	(8)
Sell		2,971	12/2010	BCLY	41	0	41
Buy		4,338	12/2010	BNP	0	(51)	(51)
Sell		15,756	12/2010	BOA	0	(253)	(253)
Buy		3,966	12/2010	CITI	66	0	66
Buy		489	12/2010	CSFB	0	(5)	(5)
Buy		814	12/2010	GSC	11	0	11
Buy		1,838	12/2010	UBS	27	0	27
Buy	IDR	10,554,840	11/2010	BCLY	102	0	102
Buy		10,411,100	11/2010	CITI	96	0	96
Buy		4,840,320	11/2010	DUB	33	0	33
Buy		50,331,250	11/2010	HSBC	79	0	79
Buy		11,730,260	07/2011	CITI	14	0	14
Buy		24,392,940	07/2011	HSBC	46	0	46
Buy	INR	344,862	11/2010	DUB	124	0	124
Sell		371	03/2011	BCLY	0	0	0
Sell		345	03/2011	HSBC	0	0	0
Sell		357	03/2011	JPM	0	0	0
Sell		407	03/2011	UBS	0	0	0
Sell	JPY	3,554,668	10/2010	BNP	0	(1,730)	(1,730)
Sell		2,633,630	10/2010	DUB	0	(1,250)	(1,250)

76	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	JPY	219,510	10/2010	JPM	$22	$0	$22
Buy		225,000	10/2010	RBS	0	(15)	(15)
Sell		444,510	10/2010	RBS	0	(9)	(9)
Buy		104,444	11/2010	BOA	0	(7)	(7)
Buy		92,097,400	11/2010	MSC	9,177	0	9,177
Sell		2,221,132	11/2010	RBS	0	(13)	(13)
Buy		644,428	12/2010	BOA	206	0	206
Buy		444,510	12/2010	RBS	9	0	9
Sell		3,659,153	12/2010	RBS	0	(361)	(361)
Buy	KRW	2,217,652	11/2010	BCLY	50	0	50
Sell		988,363	11/2010	BCLY	0	(31)	(31)
Buy		1,212,159	11/2010	BNP	19	0	19
Buy		4,284,128	11/2010	BOA	90	0	90
Sell		662,659	11/2010	BOA	0	(17)	(17)
Buy		7,146,998	11/2010	CITI	135	0	135
Sell		4,659,292	11/2010	CITI	0	(50)	(50)
Buy		2,279,000	11/2010	DUB	37	0	37
Buy		199,410	11/2010	GSC	5	0	5
Buy		2,219,976	11/2010	HSBC	35	0	35
Buy		2,658,000	11/2010	JPM	13	(5)	8
Buy		4,878,092	11/2010	MSC	34	0	34
Sell		2,184,300	11/2010	MSC	0	(72)	(72)
Buy		2,164,806	11/2010	RBS	33	0	33
Sell		2,646,695	11/2010	RBS	0	(75)	(75)
Buy		4,459,650	01/2011	BCLY	0	(6)	(6)
Buy	MXN	39,732	02/2011	BCLY	36	0	36
Buy		60,864	02/2011	BOA	26	0	26
Buy	MYR	20	10/2010	BCLY	0	0	0
Sell		69	10/2010	BCLY	0	(2)	(2)
Sell		41	10/2010	CITI	0	(1)	(1)
Sell		30	10/2010	DUB	0	(1)	(1)
Sell		20	02/2011	BCLY	0	0	0
Buy	NOK	41,491	11/2010	CITI	255	0	255
Sell	PHP	1,148	11/2010	BCLY	0	(1)	(1)
Buy		567,375	11/2010	CITI	124	0	124
Sell		1,134	11/2010	CITI	0	(1)	(1)
Buy		411,803	11/2010	HSBC	90	0	90
Buy		2,282	11/2010	UBS	2	0	2
Buy	SEK	18,318	11/2010	BOA	99	0	99
Buy		107,877	11/2010	CITI	714	0	714
Sell		1,183	11/2010	CSFB	0	(8)	(8)
Sell	SGD	821	03/2011	CITI	0	(12)	(12)
Buy		1,160	03/2011	GSC	7	0	7
Sell	TWD	85	10/2010	BCLY	0	0	0
Sell		252	10/2010	CITI	0	0	0
Sell		587	01/2011	DUB	0	0	0
Sell		359	01/2011	JPM	0	0	0
Sell		553	01/2011	MSC	0	0	0
Sell		299	01/2011	UBS	0	0	0
Buy	ZAR	74	10/2010	BCLY	1	0	1

					$24,873	$(32,022)	$(7,149)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Australia
Bank Loan Obligations	$0	$5,522	$0	$5,522
Corporate Bonds & Notes	1,099	117,233	0	118,332
Mortgage-Backed Securities	0	30,484	0	30,484
Brazil
Corporate Bonds & Notes	0	7,836	0	7,836
Canada
Asset-Backed Securities	0	10,047	0	10,047
Corporate Bonds & Notes	0	12,437	16,427	28,864
Sovereign Issues	0	73,799	0	73,799
Cayman Islands
Corporate Bonds & Notes	0	9,699	0	9,699
Denmark
Corporate Bonds & Notes	0	28,474	0	28,474

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
France
Corporate Bonds & Notes	$0	$160,592	$0	$160,592
Sovereign Issues	0	109,852	0	109,852
Germany
Corporate Bonds & Notes	0	30,596	0	30,596
Sovereign Issues	0	513,127	0	513,127
Ireland
Asset-Backed Securities	0	4,609	0	4,609
Corporate Bonds & Notes	0	8,659	0	8,659
Mortgage-Backed Securities	0	5,442	0	5,442
Italy
Asset-Backed Securities	0	2,004	0	2,004
Japan
Sovereign Issues	0	16,963	0	16,963

See Accompanying Notes	Semiannual Report	September 30, 2010	77

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Luxembourg
Corporate Bonds & Notes	$0	$6,794	$0	$6,794
Netherlands
Asset-Backed Securities	0	2,711	0	2,711
Corporate Bonds & Notes	0	79,581	0	79,581
Mortgage-Backed Securities	0	3,558	0	3,558
Sovereign Issues	0	150,324	0	150,324
Norway
Corporate Bonds & Notes	0	12,832	0	12,832
Qatar
Corporate Bonds & Notes	0	1,044	0	1,044
Russia
Corporate Bonds & Notes	0	9,734	0	9,734
South Korea
Sovereign Issues	0	7,729	0	7,729
Sweden
Corporate Bonds & Notes	0	32,241	0	32,241
Switzerland
Corporate Bonds & Notes	0	13,954	0	13,954
United Kingdom
Asset-Backed Securities	0	4,296	0	4,296
Corporate Bonds & Notes	0	179,844	0	179,844
Mortgage-Backed Securities	0	15,932	0	15,932
Sovereign Issues	0	236,562	0	236,562
United States
Asset-Backed Securities	0	19,554	0	19,554
Bank Loan Obligations	0	676	0	676
Corporate Bonds & Notes	300	275,428	0	275,728
Mortgage-Backed Securities	0	207,085	1,926	209,011

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Municipal Bonds & Notes	$0	$8,390	$0	$8,390
Preferred Securities	2,152	0	0	2,152
U.S. Government Agencies	0	35,166	864	36,030
Virgin Islands (British)
Corporate Bonds & Notes	2,780	0	0	2,780
Short-Term Instruments
Repurchase Agreements	0	6,000	0	6,000
Japan Treasury Bills	0	117,975	0	117,975
U.S. Treasury Bills	0	30,636	0	30,636
PIMCO Short-Term Floating NAV Portfolio	67,824	0	0	67,824
Investments, at value	$74,155	$2,605,421	$19,217	$2,698,793

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	7,774	0	7,774
Foreign Exchange Contracts	0	24,873	0	24,873
Interest Rate Contracts	1,508	23,476	0	24,984
	$1,508	$56,123	$0	$57,631

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,277)	(358)	(1,635)
Foreign Exchange Contracts	0	(32,269)	0	(32,269)
Interest Rate Contracts	(291)	(7,452)	(70)	(7,813)
	$(291)	$(40,998)	$(428)	$(41,717)

Totals	$75,372	$2,620,546	$18,789	$2,714,707

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Canada
Corporate Bonds & Notes	$16,363	$0	$0	$0	$0	$64	$0	$0	$16,427	$64
United Kingdom
Corporate Bonds & Notes	430	0	0	0	0	35	0	(465)	0	0
United States
Mortgage-Backed Securities	0	1,923	(177)	2	31	147	0	0	1,926	147
U.S. Government Agencies	974	0	(114)	0	0	4	0	0	864	3

Investments, at value	$17,767	$1,923	$(291)	$2	$31	$250	$0	$(465)	$19,217	$214
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(619)	0	0	261	0	0	(358)	261
Interest Rate Contracts	0	0	(70)	0	0	0	0	0	(70)	0

	$0	$0	$(689)	$0	$0	$261	$0	$0	$(428)	$261

Totals	$17,767	$1,923	$(980)	$2	$31	$511	$0	$(465)	$18,789	$475

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

78	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(m)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$24,873	$0	$0	$0	$24,873
Unrealized appreciation on swap agreements	23,476	0	7,774	0	0	31,250

	$23,476	$24,873	$7,774	$0	$0	$56,123

Liabilities:
Written options outstanding	$7,324	$247	$420	$0	$0	$7,991
Variation margin payable(2)	1,008	0	0	0	0	1,008
Unrealized depreciation on foreign currency contracts	0	32,022	0	0	0	32,022
Unrealized depreciation on swap agreements	198	0	1,215	0	0	1,413

	$8,530	$32,269	$1,635	$0	$0	$42,434

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$30,054	$1,643	$(3,780)	$0	$0	$27,917
Net realized gain on foreign currency transactions	0	120,265	0	0	0	120,265

	$30,054	$121,908	$(3,780)	$0	$0	$148,182

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$14,443	$30	$8,187	$0	$0	$22,660
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	15,426	0	0	0	15,426

	$14,443	$15,456	$8,187	$0	$0	$38,086

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,217 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	79

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 4.5%

BANK LOAN OBLIGATIONS 0.2%

Seven Media Group
7.000% due 02/07/2013	AUD	6,286	$5,711
7.432% due 12/28/2012		1,500	1,363

			7,074

CORPORATE BONDS & NOTES 3.6%

Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014		5,000	4,809

Bank of Queensland Ltd.
5.500% due 10/22/2012		2,000	1,934

Citigroup Pty Ltd.
5.390% due 06/18/2012		23,500	22,711
5.500% due 06/18/2012		9,000	8,709

Commonwealth Bank of Australia
3.492% due 08/13/2014		$4,300	4,614
4.500% due 02/20/2014	AUD	18,900	17,751
5.750% due 12/17/2013		7,400	7,183

ING Bank Australia Ltd.
5.120% due 08/28/2013		2,000	1,928
5.500% due 10/08/2012		1,200	1,160
5.750% due 08/28/2013		3,800	3,703
5.750% due 06/24/2014		400	389
5.750% due 03/03/2015		3,000	2,939

Macquarie Bank Ltd.
2.600% due 01/20/2012		$15,000	15,385
3.300% due 07/17/2014		1,600	1,707

National Australia Bank Ltd.
3.375% due 07/08/2014		1,500	1,609
5.750% due 12/19/2013	AUD	2,300	2,247

Westpac Banking Corp.
0.572% due 09/10/2014		$10,000	10,024
2.700% due 12/09/2014		5,000	5,196
4.750% due 03/05/2014	AUD	2,000	1,894
4.940% due 05/25/2017		1,000	943

			116,835

MORTGAGE-BACKED SECURITIES 0.6%

Medallion Trust
0.448% due 05/25/2035		$1,720	1,657

Puma Finance Ltd.
0.409% due 02/21/2038		2,668	2,559
4.782% due 08/22/2037	AUD	2,888	2,721
5.123% due 07/12/2036		1,291	1,229

Superannuation Members Home Loans Global Fund
0.432% due 03/09/2036		$3,778	3,731

Swan Trust
0.478% due 05/12/2037		210	204

Torrens Trust
4.993% due 10/19/2038	AUD	6,762	6,412

			18,513

SOVEREIGN ISSUES 0.1%

New South Wales Treasury Corp.
6.000% due 05/01/2012		3,350	3,284

Total Australia (Cost $128,091)			145,706

CANADA 8.3%

ASSET-BACKED SECURITIES 0.6%

Broadway Credit Card Trust
5.234% due 06/17/2014	CAD	18,300	18,204

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	1,700	$1,698

			19,902

CORPORATE BONDS & NOTES 0.6%

Agrium, Inc.
6.750% due 01/15/2019		$5,000	5,924

Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	6,400	6,634

Honda Canada Finance, Inc.
1.467% due 03/26/2012		3,000	2,899

Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,791

			18,248

SOVEREIGN ISSUES 7.1%

Canada Government Bond
1.500% due 06/01/2012		33,300	32,454
2.500% due 09/01/2013		57,700	57,578
2.500% due 06/01/2015		2,200	2,195
2.750% due 12/01/2010		45,000	43,866

Canada Housing Trust No. 1
2.450% due 12/15/2015		22,000	21,589

Province of Ontario Canada
5.600% due 06/02/2035		8,400	9,851
6.200% due 06/02/2031		7,400	9,165

Province of Quebec Canada
5.000% due 12/01/2038		29,600	31,981
5.750% due 12/01/2036		16,500	19,565

			228,244

Total Canada (Cost $256,761)			266,394

CAYMAN ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.0%

Premium Loan Trust Ltd.
0.878% due 10/25/2014		$1,775	1,704

CORPORATE BONDS & NOTES 0.3%

Foundation Re II Ltd.
7.119% due 11/26/2010		1,650	1,654

Green Valley Ltd.
4.410% due 01/10/2011	EUR	2,400	3,256

Vita Capital III Ltd.
1.633% due 01/01/2011		$4,000	3,989

			8,899

Total Cayman Islands (Cost $10,869)			10,603

DENMARK 0.3%

CORPORATE BONDS & NOTES 0.3%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	1,022	203

Realkredit Danmark A/S
2.000% due 01/01/2011		35,000	6,413
2.450% due 01/01/2038		14,439	2,634

Total Denmark (Cost $9,429)			9,250

FRANCE 11.6%

ASSET-BACKED SECURITIES 0.0%

AUTO Asset-Backed Securities SRL
1.001% due 02/25/2019	EUR	212	287

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 5.9%

BNP Paribas Home Loan Covered Bonds S.A.
2.250% due 10/01/2012	EUR	4,000	$5,518
3.000% due 07/23/2013		800	1,124
4.125% due 01/24/2011		13,600	18,704
4.750% due 05/28/2013		3,800	5,565

BPCE S.A.
6.117% due 10/29/2049		3,600	4,282

Cie de Financement Foncier
1.625% due 07/23/2012		$25,000	25,111
2.000% due 02/17/2012	EUR	6,700	9,196
2.250% due 01/25/2013		11,700	16,108
2.500% due 09/16/2015		$16,100	16,216
3.875% due 02/11/2011	EUR	4,000	5,505
4.500% due 01/09/2013		3,500	5,059

Dexia Credit Local
2.000% due 03/05/2013		$10,850	10,940

Dexia Credit Local S.A.
0.778% due 01/12/2012		23,500	23,390
0.940% due 09/23/2011		3,100	3,112
0.961% due 04/29/2014		12,100	12,062
2.375% due 09/23/2011		7,860	7,954
2.750% due 01/10/2014		3,299	3,377

Dexia Municipal Agency S.A.
4.750% due 06/06/2011	EUR	2,100	2,927

General Electric Societe de Credit Foncier
3.750% due 07/22/2014		2,900	4,155

Vivendi S.A.
5.750% due 04/04/2013		$7,000	7,626

			187,931

SOVEREIGN ISSUES 5.7%

France Government Bond
3.500% due 04/25/2015	EUR	4,600	6,769
3.750% due 10/25/2019		1,700	2,535
4.250% due 04/25/2019		25,800	39,916
4.250% due 10/25/2023		19,588	30,516
5.500% due 04/25/2029		1,340	2,420
6.500% due 04/25/2011		38,000	53,465

France Treasury Notes
3.000% due 01/12/2011		29,200	40,073

Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		1,700	2,356
2.875% due 09/22/2014		$2,700	2,857
3.375% due 05/05/2014		1,100	1,185

			182,092

Total France (Cost $365,382)			370,310

GERMANY 19.4%

ASSET-BACKED SECURITIES 0.0%

Driver One GmbH
0.718% due 10/21/2015	EUR	54	74

CORPORATE BONDS & NOTES 2.4%

IKB Deutsche Industriebank AG
2.125% due 09/10/2012		17,600	24,393

Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013		25,200	34,375
2.500% due 10/11/2010		3,500	4,773
3.875% due 01/21/2019		8,500	12,774

			76,315

SOVEREIGN ISSUES 17.0%

Republic of Germany
1.250% due 03/11/2011		2,100	2,870

80	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.250% due 12/10/2010	EUR	4,900	$6,700
2.250% due 04/10/2015		4,600	6,510
3.250% due 01/04/2020		15,000	22,218
3.500% due 07/04/2019		1,000	1,506
3.750% due 01/04/2019		12,100	18,511
4.000% due 01/04/2018		60,700	93,976
4.250% due 07/04/2017		32,400	50,783
4.250% due 07/04/2018		41,200	64,954
5.250% due 01/04/2011		13,000	17,926
5.500% due 01/04/2031		26,480	50,339
5.625% due 01/04/2028		20,270	38,125
6.250% due 01/04/2030		29,112	59,600
6.500% due 07/04/2027		54,360	110,822

			544,840

Total Germany (Cost $560,965)			621,229

IRELAND 0.7%

ASSET-BACKED SECURITIES 0.2%

Dryden Leveraged Loan CDO 2002-II
1.368% due 08/08/2022	EUR	3,600	4,376

SC Germany Auto
0.687% due 08/11/2015		641	869
0.746% due 07/10/2019		372	499

			5,744

CORPORATE BONDS & NOTES 0.3%

German Postal Pensions Securitisation PLC
2.750% due 01/18/2011		6,750	9,253

MORTGAGE-BACKED SECURITIES 0.2%

DECO Series
1.055% due 10/27/2019		39	49

German Residential Asset Note Distributor PLC
1.101% due 07/20/2016		1,458	1,726

Immeo Residential Finance PLC
1.039% due 12/15/2016		4,035	4,802

			6,577

Total Ireland (Cost $21,192)			21,574

ITALY 0.0%

MORTGAGE-BACKED SECURITIES 0.0%

Argo Mortgage SRL
1.389% due 10/28/2036	EUR	39	53

Vela Home SRL
1.164% due 10/24/2027		52	70

Total Italy (Cost $125)			123

JAPAN 2.3%

SOVEREIGN ISSUES 2.3%

Japan Government International Bond
0.200% due 02/15/2012	JPY	2,830,000	33,933
1.500% due 09/20/2018		2,150,000	27,558
2.300% due 06/20/2035		60,000	790
2.400% due 03/20/2034		950,000	12,733

Total Japan (Cost $62,264)			75,014

JERSEY, CHANNEL ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.1%

Arran Funding Ltd.
0.342% due 12/15/2012		$400	399

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,167	1,595

			1,994

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.2%

WPP PLC
6.000% due 04/04/2017	GBP	4,075	$7,012

Total Jersey, Channel Islands (Cost $6,777)			9,006

LUXEMBOURG 0.5%

CORPORATE BONDS & NOTES 0.5%

Tyco Electronics Group S.A.
5.950% due 01/15/2014		$2,000	2,231
6.550% due 10/01/2017		13,000	15,225

Total Luxembourg (Cost $15,119)			17,456

MEXICO 0.0%

CORPORATE BONDS & NOTES 0.0%

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$540	358

Total Mexico (Cost $540)			358

NETHERLANDS 8.7%

CORPORATE BONDS & NOTES 3.7%

ABN AMRO Bank NV
3.750% due 01/12/2012	EUR	9,300	13,044

Achmea Hypotheekbank NV
0.804% due 11/03/2014		$7,200	7,188

Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	19,000	27,341

ING Bank NV
2.250% due 08/31/2015		3,400	4,604
3.900% due 03/19/2014		$2,600	2,840

LeasePlan Corp. NV
3.000% due 05/07/2012		1,920	1,985
3.125% due 02/10/2012	EUR	50	70
3.250% due 05/22/2014		5,300	7,606

NIBC Bank NV
0.676% due 12/02/2014		$22,500	22,517
2.800% due 12/02/2014		20,650	21,571
3.500% due 04/07/2014	EUR	3,700	5,332

Rabobank Nederland NV
11.000% due 06/29/2049		$2,000	2,608

			116,706

MORTGAGE-BACKED SECURITIES 0.1%

Arena BV
4.300% due 05/19/2055	EUR	500	691

Atomium Mortgage Finance BV
0.831% due 07/01/2034		211	277

Delphinus BV
0.998% due 09/25/2096		400	539

Dutch MBS BV
0.887% due 07/02/2037		190	252

Dutch Mortgage Portfolio Loans BV
1.144% due 11/20/2035		705	937

Saecure BV
1.041% due 05/25/2036		148	200

			2,896

SOVEREIGN ISSUES 4.9%

Netherlands Government International Bond
4.000% due 01/15/2011		104,400	143,652
4.000% due 07/15/2018		100	153
4.500% due 07/15/2017		8,600	13,493

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 01/15/2028	EUR	200	$369

			157,667

Total Netherlands (Cost $261,963)			277,269

NORWAY 0.8%

CORPORATE BONDS & NOTES 0.8%

DnB NOR Boligkreditt
2.375% due 07/20/2015	EUR	11,500	15,623
4.125% due 02/01/2013		2,000	2,877
4.500% due 05/16/2011		3,100	4,306
4.625% due 07/03/2012		3,100	4,450

Total Norway (Cost $26,125)			27,256

RUSSIA 0.4%

CORPORATE BONDS & NOTES 0.4%

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		$3,600	4,326
10.500% due 03/25/2014		6,000	7,212

Total Russia (Cost $11,458)			11,538

SOUTH KOREA 0.2%

SOVEREIGN ISSUES 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	6,125

Total South Korea (Cost $6,476)			6,125

SUPRANATIONAL 0.8%

CORPORATE BONDS & NOTES 0.8%

European Investment Bank
3.625% due 10/15/2011	EUR	17,300	24,254

Total Supranational (Cost $21,697)			24,254

SWEDEN 0.1%

CORPORATE BONDS & NOTES 0.1%

Swedbank Hypotek AB
4.625% due 05/23/2011	EUR	2,600	3,615

Total Sweden (Cost $3,284)			3,615

SWITZERLAND 0.3%

CORPORATE BONDS & NOTES 0.3%

Transocean, Inc.
4.950% due 11/15/2015		$9,600	9,997

Total Switzerland (Cost $9,595)			9,997

UNITED KINGDOM 14.8%

CORPORATE BONDS & NOTES 5.8%

Bank of Scotland PLC
4.375% due 07/13/2016	EUR	3,000	4,304
4.500% due 10/23/2013		500	716
5.250% due 07/24/2012	AUD	4,000	3,845
5.520% due 07/24/2012		7,600	7,374

Barclays Bank PLC
2.700% due 03/05/2012		$300	307
10.179% due 06/12/2021		4,480	5,985

BP Capital Markets PLC
0.422% due 04/11/2011		1,300	1,296
2.750% due 02/27/2012		300	302
3.125% due 10/01/2015 (c)		12,600	12,687

GKN Holdings PLC
7.000% due 05/14/2012	GBP	5,700	9,438

See Accompanying Notes	Semiannual Report	September 30, 2010	81

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hanson Ltd.
6.125% due 08/15/2016		$2,000	$2,017

HBOS PLC
6.750% due 05/21/2018		2,000	2,012

LBG Capital No.1 PLC
8.000% due 12/29/2049		500	465
8.500% due 12/29/2049		20,900	19,437

LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	1,600	2,828

Lloyds TSB Bank PLC
12.000% due 12/29/2049		$11,300	13,047

National Grid PLC
4.980% due 06/22/2011 (k)	CAD	4,900	4,844

Nationwide Building Society
2.875% due 09/14/2015	EUR	3,900	5,307
3.500% due 12/07/2015		6,250	8,722
4.625% due 09/13/2012		5,100	7,236

Pearson Dollar Finance PLC
5.500% due 05/06/2013		$2,500	2,745

Royal Bank of Scotland Group PLC
1.406% due 04/23/2012		17,200	17,349
1.450% due 10/20/2011		8,000	8,061
2.650% due 04/23/2012		4,500	4,630
2.750% due 06/18/2013	EUR	12,500	17,142
3.750% due 11/14/2011		10,800	15,144

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,593

Yorkshire Building Society
3.250% due 09/22/2015	EUR	4,700	6,400

			185,233

MORTGAGE-BACKED SECURITIES 0.9%

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047		8,300	11,300

Bauhaus Securities Ltd.
1.216% due 10/30/2052		94	127

Eurosail PLC
1.039% due 03/13/2045		600	669

Great Hall Mortgages PLC
0.421% due 06/18/2039		$2,259	1,892
1.009% due 03/18/2039	EUR	3,080	3,552

Mansard Mortgages
1.375% due 12/15/2049	GBP	3,712	4,965

Permanent Financing PLC
1.010% due 09/10/2032	EUR	50	68

RMAC Securities PLC
0.442% due 06/12/2044		$600	477
0.875% due 06/12/2044	GBP	1,900	2,372

Windermere CMBS PLC
0.988% due 04/24/2017		2,792	3,610

			29,032

SOVEREIGN ISSUES 8.1%

United Kingdom Gilt
2.750% due 01/22/2015		80,200	131,983
4.250% due 06/07/2032		1,000	1,676
4.250% due 03/07/2036		10,850	18,080
4.250% due 09/07/2039		4,300	7,161
4.500% due 03/07/2019		17,800	31,572
4.500% due 12/07/2042		7,700	13,388
4.750% due 03/07/2020		2,000	3,606
4.750% due 12/07/2038		28,700	51,766

			259,232

Total United Kingdom (Cost $443,560)			473,497

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 21.7%

ASSET-BACKED SECURITIES 1.6%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030	$1,035	$1,030

Accredited Mortgage Loan Trust
0.306% due 02/25/2037	50	50
4.330% due 06/25/2033	328	284

Amortizing Residential Collateral Trust
0.836% due 07/25/2032	44	39

Amresco Residential Securities Mortgage Loan Trust
1.196% due 06/25/2029	221	180

Asset-Backed Funding Certificates
0.316% due 01/25/2037	415	409

Bear Stearns Asset-Backed Securities Trust
0.326% due 12/25/2036	263	242
0.336% due 10/25/2036	31	29
0.656% due 10/27/2032	84	67
0.916% due 10/25/2032	56	53
1.256% due 10/25/2037	136	106

BNC Mortgage Loan Trust
0.356% due 05/25/2037	1,858	1,667

Carrington Mortgage Loan Trust
0.306% due 01/25/2037	981	936
0.576% due 10/25/2035	143	137

Citigroup Mortgage Loan Trust, Inc.
0.316% due 07/25/2045	1,339	1,052
0.356% due 10/25/2036	70	69

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	340	359
6.681% due 12/01/2033	255	270

Countrywide Asset-Backed Certificates
0.306% due 05/25/2037	45	45
0.306% due 07/25/2037	181	175
0.306% due 06/25/2047	800	785
0.326% due 06/25/2047	189	185
0.336% due 06/25/2037	13	13
0.336% due 10/25/2047	209	202
0.356% due 09/25/2047	3,090	3,006
0.366% due 10/25/2046	38	37
0.436% due 09/25/2036	544	435
0.596% due 12/25/2036	1,169	504

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032	67	52

Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036	23	20

First Alliance Mortgage Loan Trust
0.487% due 12/20/2027	13	9

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036	90	89

Fremont Home Loan Trust
0.316% due 01/25/2037	25	23
0.366% due 02/25/2036	35	34

Home Equity Asset Trust
0.316% due 05/25/2037	257	248
0.856% due 11/25/2032	2	1

JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036	121	117
0.346% due 10/25/2036	537	522
0.366% due 08/25/2036	174	76

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034	12	11

MASTR Asset-Backed Securities Trust
0.316% due 11/25/2036	9	9

Merrill Lynch Mortgage Investors, Inc.
0.336% due 09/25/2037	51	15
0.376% due 02/25/2037	124	87

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mesa Trust Asset-Backed Certificates
0.656% due 12/25/2031		$300	$240

Nationstar Home Equity Loan Trust
0.316% due 06/25/2037		175	173
0.376% due 04/25/2037		14	14

Nelnet Student Loan Trust
1.028% due 04/27/2015		12	12

Popular ABS Mortgage Pass-Through Trust
0.346% due 06/25/2047		257	227

Renaissance Home Equity Loan Trust
0.756% due 12/25/2033		147	123

Residential Asset Mortgage Products, Inc.
0.326% due 02/25/2037		128	127
0.816% due 06/25/2032		7	5

Residential Asset Securities Corp.
0.326% due 02/25/2037		101	99
0.756% due 07/25/2032		212	115

Securitized Asset-Backed Receivables LLC Trust
0.386% due 05/25/2037		396	302

SLC Student Loan Trust
0.742% due 06/15/2017		100	100

SLM Student Loan Trust
0.492% due 12/17/2018		16	16
0.498% due 07/25/2017		185	184
0.998% due 10/25/2017		9,100	9,127
1.178% due 07/25/2013		277	278
1.298% due 10/25/2013		2	2
1.998% due 04/25/2023		24,711	25,603

Soundview Home Equity Loan Trust
0.316% due 11/25/2036		59	28

Structured Asset Securities Corp.
0.546% due 01/25/2033		13	12

Wells Fargo Home Equity Trust
0.486% due 10/25/2035		463	461

			50,927

BANK LOAN OBLIGATIONS 0.1%

Ford Motor Co.
3.010% due 12/15/2013		965	948
3.050% due 12/15/2013		1,002	984

Texas Competitive Electric Holdings Co. LLC
3.758% due 10/10/2014		2,910	2,258
4.033% due 10/10/2014		15	11

			4,201

CORPORATE BONDS & NOTES 10.7%

Altria Group, Inc.
9.700% due 11/10/2018		11,500	15,590

American International Group, Inc.
0.635% due 10/18/2011		5,000	4,928
4.875% due 03/15/2067	EUR	5,500	5,436
5.600% due 10/18/2016		$1,300	1,332
5.750% due 03/15/2067	GBP	8,200	9,403
8.000% due 05/22/2038	EUR	4,600	5,989
8.250% due 08/15/2018		$300	351

Anadarko Petroleum Corp.
6.125% due 03/15/2012		3,900	4,114

AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,175
6.500% due 01/15/2014		1,000	1,133

Avnet, Inc.
6.625% due 09/15/2016		1,700	1,953

Avon Products, Inc.
6.500% due 03/01/2019		1,500	1,853

82	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	10,100	$14,089
4.250% due 04/05/2017		800	1,143

Bank of America Corp.
4.750% due 05/23/2017		12,700	16,892

Bear Stearns Cos. LLC
6.400% due 10/02/2017		$1,300	1,516

Black & Decker Corp.
5.750% due 11/15/2016		3,000	3,477

Boston Scientific Corp.
6.000% due 06/15/2011		400	411
6.400% due 06/15/2016		4,300	4,682

Brunswick Corp.
11.750% due 08/15/2013		3,000	3,480

Burlington Northern Santa Fe LLC
5.650% due 05/01/2017		2,669	3,084

Cardinal Health, Inc.
6.000% due 06/15/2017		10,000	11,452

Citigroup, Inc.
0.825% due 01/16/2012	GBP	5,800	8,938
1.024% due 03/05/2014	EUR	400	511
3.625% due 11/30/2017		8,250	10,811
6.000% due 08/15/2017		$8,900	9,632

CNA Financial Corp.
5.850% due 12/15/2014		3,000	3,219
6.000% due 08/15/2011		3,600	3,733

Computer Sciences Corp.
6.500% due 03/15/2018		5,300	6,095

CSX Corp.
6.750% due 03/15/2011		2,300	2,358

Daimler Finance North America LLC
6.500% due 11/15/2013		400	458

HCP, Inc.
5.650% due 12/15/2013		6,000	6,454
5.950% due 09/15/2011		1,000	1,040

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,933
5.400% due 02/15/2012		2,700	2,727
5.750% due 06/15/2011		1,000	1,010
6.500% due 09/01/2014		8,800	9,482
6.625% due 11/15/2013		8,000	8,060
6.750% due 09/01/2016		7,100	7,632

JPMorgan Chase & Co.
6.300% due 04/23/2019		1,300	1,509

JPMorgan Chase & Co., Inc. CPI Linked Bond
4.854% due 02/15/2012		4,670	4,708

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		500	502

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		6,800	1,598
6.875% due 05/02/2018 (a)		7,000	1,680

Lennar Corp.
5.950% due 10/17/2011		3,100	3,154

Limited Brands, Inc.
6.900% due 07/15/2017		5,000	5,325

Loews Corp.
5.250% due 03/15/2016		1,200	1,352

Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	4,260

Marriott International, Inc.
6.375% due 06/15/2017		4,300	4,805

Masco Corp.
5.875% due 07/15/2012		1,000	1,038

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch & Co., Inc.
1.188% due 05/30/2014	EUR	7,000	$8,967
1.191% due 08/25/2014		300	379
1.326% due 07/22/2014		10,000	12,829
1.628% due 09/27/2012		2,700	3,565
6.875% due 04/25/2018		$100	112

Morgan Stanley
1.188% due 11/29/2013	EUR	5,050	6,544
1.222% due 04/13/2016		2,000	2,439
1.260% due 01/16/2017		1,550	1,865

Newell Rubbermaid, Inc.
5.500% due 04/15/2013		$5,000	5,440

RBS Capital Trust I
4.709% due 12/29/2049 (a)		1,560	1,135

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,258

Reynolds American, Inc.
6.750% due 06/15/2017		500	563

Ryder System, Inc.
6.000% due 03/01/2013		5,000	5,413

Sealed Air Corp.
5.625% due 07/15/2013		12,900	13,780

Sheraton Holding Corp.
7.375% due 11/15/2015		5,000	5,512

SLM Corp.
4.750% due 03/17/2014	EUR	3,020	3,801
8.450% due 06/15/2018		$2,000	2,023

Southwest Airlines Co.
5.125% due 03/01/2017		1,100	1,157
6.500% due 03/01/2012		500	530

Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	5,856

Sprint Capital Corp.
8.750% due 03/15/2032		800	844

Tyco International Ltd.
7.000% due 12/15/2019		7,000	8,728

Union Pacific Corp.
7.000% due 02/01/2016		1,000	1,222

Viacom, Inc.
6.250% due 04/30/2016		6,400	7,519

WM Covered Bond Program
3.875% due 09/27/2011	EUR	1,700	2,363
4.375% due 05/19/2014		6,800	9,785

			343,136

MORTGAGE-BACKED SECURITIES 7.0%

Adjustable Rate Mortgage Trust
2.891% due 09/25/2035		$686	515

American Home Mortgage Assets
0.446% due 05/25/2046		716	386
0.466% due 10/25/2046		2,491	1,274
0.486% due 09/25/2046		608	95
1.070% due 02/25/2047		7,433	3,771
1.290% due 11/25/2046		11,193	5,405

Banc of America Funding Corp.
4.000% due 02/20/2036		2,124	1,981
5.243% due 03/20/2036		1,043	867
5.500% due 08/25/2035		13,639	13,123
5.929% due 10/20/2046		266	180
5.939% due 01/20/2047		729	540

Banc of America Mortgage Securities, Inc.
2.866% due 06/25/2035		1,050	857
5.279% due 04/25/2035		1,782	1,639

BCAP LLC Trust
0.426% due 01/25/2037		15,712	8,923

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035	$2,976	$2,823
2.760% due 03/25/2035	5,466	5,222
2.934% due 03/25/2035	1,077	1,035
3.013% due 05/25/2034	904	854
3.350% due 02/25/2034	89	76
3.569% due 10/25/2033	477	490
3.691% due 11/25/2034	24	23
4.578% due 05/25/2034	509	510

Bear Stearns Alt-A Trust
2.984% due 09/25/2035	6,663	5,065
3.016% due 08/25/2036 (a)	501	257
4.044% due 11/25/2035	250	143
4.805% due 08/25/2036	1,540	398
5.011% due 01/25/2036	139	83
5.316% due 11/25/2036	5,616	3,476
5.354% due 02/25/2036	7,800	4,006
5.533% due 11/25/2036	1,328	939
6.160% due 08/25/2036	4,135	2,700

Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037	8	8

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	1,837	1,732
2.560% due 08/25/2035	2,297	2,145
2.650% due 10/25/2035	8,284	7,021
2.650% due 12/25/2035	460	418
5.776% due 03/25/2037	2,392	1,370
5.864% due 09/25/2037	3,628	2,661

Countrywide Alternative Loan Trust
0.426% due 01/25/2037	1,573	866
0.437% due 02/20/2047	827	467
0.446% due 09/25/2046	2,396	1,417
0.452% due 12/20/2046	8,748	4,344
0.456% due 05/25/2036	170	93
0.466% due 07/25/2046	152	83
0.467% due 03/20/2046	201	114
0.467% due 07/20/2046	2,021	933
0.486% due 08/25/2046	547	117
0.606% due 05/25/2037	1,502	780
1.370% due 12/25/2035	232	144
1.870% due 11/25/2035	935	536
2.426% due 11/25/2035	796	467
5.250% due 06/25/2035	681	558
5.773% due 02/25/2037	647	466
6.000% due 10/25/2032	15	16
6.000% due 01/25/2037	3,029	2,130
6.000% due 04/25/2037	1,371	934
6.250% due 08/25/2037	1,081	760

Countrywide Home Loan Mortgage Pass-Through Trust
0.526% due 03/25/2035	2,098	1,592
0.546% due 04/25/2035	48	30
0.576% due 03/25/2035	1,579	940
0.586% due 02/25/2035	35	26
2.985% due 08/25/2034	239	173
3.466% due 11/25/2034	977	846
4.126% due 11/19/2033	87	88
5.094% due 02/20/2036	2,698	1,748
5.114% due 02/25/2047	1,129	686
5.242% due 03/25/2037	1,089	677

Credit Suisse First Boston Mortgage Securities Corp.
1.406% due 03/25/2034	793	671
1.842% due 05/25/2032	29	29
2.494% due 07/25/2033	79	75
2.682% due 08/25/2033	405	399

Downey Savings & Loan Association Mortgage Loan Trust
0.577% due 07/19/2045	422	107

First Horizon Asset Securities, Inc.
2.838% due 07/25/2033	128	126
2.876% due 12/25/2033	452	444
2.923% due 08/25/2035	465	448

First Republic Mortgage Loan Trust
0.607% due 11/15/2031	160	146

See Accompanying Notes	Semiannual Report	September 30, 2010	83

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GMAC Mortgage Corp. Loan Trust
3.176% due 06/25/2034	$100	$87

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046	285	260
0.336% due 01/25/2047	332	312
0.436% due 01/25/2037	1,354	819
0.466% due 04/25/2036	1,116	663
0.526% due 11/25/2045	256	152

Greenpoint Mortgage Pass-Through Certificates
3.098% due 10/25/2033	94	80

GS Mortgage Securities Corp. II
0.348% due 03/06/2020	272	264
GSR Mortgage Loan Trust
2.140% due 03/25/2033	498	492
2.923% due 09/25/2035	2,026	1,943
3.333% due 01/25/2035	2,283	1,958

Harborview Mortgage Loan Trust
0.437% due 07/19/2046	2,834	1,695
0.447% due 09/19/2037	942	546
0.447% due 01/19/2038	2,455	1,542
0.477% due 05/19/2035	2,022	1,269
0.497% due 03/19/2036	382	223
2.956% due 07/19/2035	415	336
3.041% due 05/19/2033	817	828

Homebanc Mortgage Trust
5.776% due 04/25/2037	1,600	969
5.805% due 04/25/2037	940	810

Impac CMB Trust
1.256% due 07/25/2033	109	75

Indymac INDA Mortgage Loan Trust
5.054% due 11/25/2035	4,980	4,466
5.679% due 08/25/2036	1,600	1,180

Indymac INDB Mortgage Loan Trust
0.556% due 11/25/2035	542	252

Indymac Index Mortgage Loan Trust
0.446% due 04/25/2037	390	89
0.446% due 09/25/2046	6,963	4,019
0.496% due 06/25/2037	394	246
0.506% due 02/25/2037	1,100	115
0.556% due 06/25/2037	990	381
2.767% due 12/25/2034	286	215

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,233	1,114
5.550% due 10/25/2036	1,506	1,412

JPMorgan Mortgage Trust
4.071% due 11/25/2033	561	563
5.419% due 09/25/2035	1,293	1,238
5.441% due 02/25/2036	2,029	1,885

MASTR Adjustable Rate Mortgages Trust
0.466% due 04/25/2046	4,166	2,302
0.556% due 05/25/2047	1,700	395
2.903% due 11/21/2034	855	859

MASTR Alternative Loans Trust
0.656% due 03/25/2036	701	231

Mellon Residential Funding Corp.
0.737% due 06/15/2030	129	126
2.610% due 10/20/2029	76	71

Merrill Lynch Countrywide Commercial Mortgage Trust
6.163% due 08/12/2049	700	758

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	2,217	1,730
0.506% due 08/25/2036	426	282
2.570% due 02/25/2033	271	260

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	110	93
2.009% due 10/25/2035	5,085	4,649

RBSCF Trust
6.216% due 12/16/2049	4,600	5,073

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Accredit Loans, Inc.
0.406% due 02/25/2047	$3,450	$1,719
0.436% due 06/25/2046	6,290	2,515
0.456% due 12/25/2046	1,400	291
0.466% due 04/25/2046	99	42
0.526% due 05/25/2046	1,200	107
0.561% due 09/25/2046	2,000	120

Residential Asset Securitization Trust
0.706% due 12/25/2036	720	285
5.750% due 02/25/2036	662	474
6.250% due 10/25/2036	858	515
6.500% due 08/25/2036	1,235	733

Residential Funding Mortgage Securities I
3.275% due 09/25/2035	573	423
6.500% due 03/25/2032	106	109

Sovereign Commercial Mortgage Securities Trust
5.846% due 07/22/2030	2,246	2,332

Structured Adjustable Rate Mortgage Loan Trust
2.664% due 04/25/2034	672	588
2.695% due 08/25/2035	1,424	1,161
2.783% due 02/25/2034	472	454
5.197% due 09/25/2036	1,600	899
5.210% due 09/25/2034	261	245
5.211% due 05/25/2036	1,600	1,150

Structured Asset Mortgage Investments, Inc.
0.446% due 06/25/2036	220	129
0.466% due 05/25/2046	1,327	721
0.476% due 05/25/2036	2,265	1,290
0.476% due 09/25/2047	6,300	1,794
0.506% due 09/25/2047	352	67
0.507% due 07/19/2035	188	174
0.516% due 05/25/2046	711	155
0.556% due 08/25/2036	1,800	224
0.566% due 12/25/2035	21	13
0.837% due 07/19/2034	35	31
1.870% due 08/25/2047	3,422	2,073

Structured Asset Securities Corp.
2.841% due 10/25/2035	1,130	910

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	9	8

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	285	278
0.376% due 10/25/2046	893	886
3.714% due 10/25/2043	194	187

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	4,085	225
0.486% due 04/25/2045	77	64
0.516% due 11/25/2045	3,362	2,757
0.536% due 11/25/2045	885	651
0.566% due 01/25/2045	971	813
0.796% due 12/25/2027	2,860	2,579
1.070% due 03/25/2047	3,404	2,134
1.110% due 01/25/2047	1,767	1,044
1.120% due 06/25/2047	781	217
1.130% due 04/25/2047	7,569	4,879
1.350% due 06/25/2046	288	213
1.370% due 02/25/2046	297	222
1.680% due 05/25/2041	12	11
2.700% due 06/25/2033	232	223
2.723% due 04/25/2035	1,000	850
3.003% due 02/27/2034	914	911
3.253% due 07/25/2046	717	505
3.253% due 10/25/2046	123	86
5.241% due 02/25/2037	1,990	1,501
5.424% due 12/25/2036	7,716	5,791
5.503% due 02/25/2037	5,434	4,028
5.746% due 02/25/2037	2,021	1,491

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.506% due 07/25/2046	151	26
1.130% due 04/25/2047	799	173
1.140% due 04/25/2047	1,116	293

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.210% due 05/25/2047	$759	$172
1.310% due 07/25/2046	1,286	603

Wells Fargo Mortgage-Backed Securities Trust
2.889% due 07/25/2035	1,100	1,019
2.931% due 10/25/2035	600	450
3.778% due 06/25/2035	4,357	4,353
4.576% due 03/25/2036	8,613	7,641
4.679% due 12/25/2033	27	27
5.679% due 04/25/2036	859	328

		226,196

MUNICIPAL BONDS & NOTES 0.1%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	2,625	2,734

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	132

		2,866

	SHARES
PREFERRED SECURITIES 0.2%

DG Funding Trust
0.652% due 12/31/2049	640	4,939

SLM Corp.
3.148% due 03/15/2017	20,000	358

		5,297

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 2.0%

Fannie Mae
0.356% due 01/25/2021	$52	52
0.376% due 03/25/2034	177	177
0.456% due 10/27/2037	800	799
0.556% due 03/25/2036	119	118
1.586% due 06/01/2043	179	179
2.450% due 01/01/2023	53	55
2.585% due 04/01/2032	56	56
2.590% due 06/01/2035	1,385	1,452
2.607% due 08/01/2023	131	137
2.630% due 12/01/2034	768	794
2.681% due 08/01/2036	425	447
2.753% due 11/01/2034	4,627	4,853
2.915% due 11/01/2022	16	16
3.204% due 12/01/2030	17	18
5.310% due 12/01/2010	21,267	21,273
5.370% due 12/01/2015	2,576	2,904
6.000% due 04/25/2043 - 07/25/2044	2,941	3,212

Freddie Mac
0.326% due 02/01/2011 (h)	266	266
0.355% due 05/04/2011 (h)	279	279
0.593% due 04/01/2011 (h)	3,187	3,189
0.607% due 12/15/2030	354	354
0.657% due 11/15/2016 - 03/15/2017	102	102
1.586% due 10/25/2044 - 02/25/2045	5,495	5,702
2.485% due 06/01/2022	128	133
3.494% due 09/01/2035	287	301
4.500% due 01/15/2016 - 07/15/2023	394	407
6.000% due 12/01/2033	1,749	1,888
6.500% due 11/15/2023	247	266
9.050% due 06/15/2019	3	3

Ginnie Mae
3.125% due 11/20/2021 - 11/20/2030	211	217

84	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.375% due 05/20/2022 - 05/20/2030	$768	$792
3.625% due 07/20/2022 - 08/20/2027	462	478
6.000% due 08/20/2034	10,618	11,922

Small Business Administration
5.110% due 04/01/2025	186	203
6.344% due 08/01/2011	102	106
6.640% due 02/01/2011	114	116

		63,266

Total United States (Cost $696,416)		695,889

SHORT-TERM INSTRUMENTS 6.5%

REPURCHASE AGREEMENTS 0.7%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	$11,000	11,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $11,223. Repurchase proceeds are $11,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	10,156	10,156
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $10,363. Repurchase proceeds are $10,156.)

		21,156

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 1.9%
0.110% due 12/13/2010	JPY	5,020,000	$60,121

U.S. TREASURY BILLS 3.7%
0.104% due 10/07/2010 - 01/27/2011 (d)(f)(h)		$119,954	119,948

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.2%
		697,913	6,992

Total Short-Term Instruments (Cost $207,702)			208,217

Total Investments 102.5% (Cost $3,125,790)			$3,284,680

Written Options (j) (0.3%) (Premiums $8,529)			(9,650)

Other Assets and Liabilities (Net) (2.2%)			(71,684)

Net Assets 100.0%			$3,203,346

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-Issued security.
(d)	Coupon represents a weighted average yield.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $114,745 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $19,209 at a weighted average interest rate of 0.265%. On September 30, 2010, there were no open reverse repurchase agreements.
(h)	Securities with an aggregate market value of $8,851 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2011	270	$503
Euro-Bobl December Futures	Long	12/2010	491	(255)
Euro-Bund 10-Year Bond December Futures	Long	12/2010	2,248	1,396
Euro-Schatz December Futures	Long	12/2010	10	(7)
United Kingdom Government 10-Year Bond December Futures	Long	12/2010	442	(348)

				$1,289

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Agrium, Inc.	MLP	(1.250%	)	03/20/2019	1.514%	$	5,000	$95	$0	$95
Altria Group, Inc.	BCLY	(1.090%	)	12/20/2018	1.439%		3,500	87	0	87
Altria Group, Inc.	GSC	(1.520%	)	12/20/2018	1.439%		5,000	(31)	0	(31)
Altria Group, Inc.	MSC	(1.550%	)	12/20/2018	1.439%		3,000	(25)	0	(25)
Anadarko Petroleum Corp.	BCLY	(0.330%	)	03/20/2012	1.084%		3,900	43	77	(34)
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.566%		1,000	(18)	0	(18)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.431%		2,000	(12)	0	(12)
Avnet, Inc.	UBS	(1.530%	)	09/20/2016	1.955%		1,700	38	0	38
Avon Products, Inc.	BOA	(0.770%	)	03/20/2019	0.744%		1,500	(3)	0	(3)

See Accompanying Notes	Semiannual Report	September 30, 2010	85

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.364%	$	3,000	$(118)	$0	$(118)
Boston Scientific Corp.	BOA	(0.510%	)	06/20/2011	0.699%		400	1	15	(14)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.689%		4,300	(87)	0	(87)
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	3.551%		3,000	(50)	0	(50)
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.462%		2,669	(7)	0	(7)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.672%		5,000	25	0	25
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.672%		5,000	18	35	(17)
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	2.222%		3,000	97	0	97
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.311%		3,600	30	0	30
Computer Sciences Corp.	BOA	(1.060%	)	03/20/2018	1.653%		5,300	207	0	207
CSX Corp.	JPM	(0.165%	)	03/20/2011	0.195%		2,300	0	0	0
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	2.296%		1,000	69	243	(174)
Hanson Ltd.	BCLY	(5.000%	)	09/20/2016	2.296%		1,000	(145)	485	(630)
HCP, Inc.	JPM	(0.610%	)	09/20/2011	1.132%		1,000	5	0	5
HCP, Inc.	MSC	(2.030%	)	12/20/2013	1.518%		6,000	(100)	0	(100)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	3.114%		2,700	114	0	114
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	4.325%		7,000	558	0	558
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	3.114%		2,900	124	0	124
International Lease Finance Corp.	MSC	(1.360%	)	06/20/2011	2.154%		1,000	5	49	(44)
International Lease Finance Corp.	MSC	(1.540%	)	12/20/2013	4.325%		1,000	80	133	(53)
Lennar Corp.	CITI	(6.000%	)	12/20/2011	1.832%		2,400	(126)	0	(126)
Lennar Corp.	MLP	(5.750%	)	12/20/2012	2.803%		700	(46)	0	(46)
Limited Brands, Inc.	BOA	(2.850%	)	09/20/2017	2.302%		4,000	(136)	548	(684)
Limited Brands, Inc.	BOA	(3.550%	)	09/20/2017	2.302%		1,000	(77)	98	(175)
Loews Corp.	JPM	(0.330%	)	03/20/2016	1.099%		1,150	45	0	45
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	1.226%		4,000	(120)	0	(120)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	1.291%		4,300	(118)	0	(118)
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.893%		1,000	25	0	25
Merrill Lynch & Co., Inc.	CITI	(1.380%	)	06/20/2018	1.886%		5,000	165	0	165
National Grid PLC	BCLY	(0.208%	)	06/20/2011	0.320%		4,300	3	0	3
Newell Rubbermaid, Inc.	GSC	(0.780%	)	06/20/2013	0.852%		5,000	9	0	9
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.360%		2,500	(17)	0	(17)
Reed Elsevier Capital, Inc.	MSC	(0.280%	)	06/20/2012	0.386%		1,200	2	0	2
Reynolds American, Inc.	BCLY	(3.460%	)	06/20/2017	1.502%		500	(60)	0	(60)
Ryder System, Inc.	CITI	(1.160%	)	03/20/2013	0.979%		5,000	(24)	0	(24)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	1.338%		6,000	51	198	(147)
Sealed Air Corp.	BOA	(1.135%	)	09/20/2013	1.338%		6,900	38	0	38
Sheraton Holding Corp.	DUB	(2.390%	)	12/20/2015	1.667%		5,000	(179)	231	(410)
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	1.546%		1,100	58	90	(32)
Southwest Airlines Co.	DUB	(0.420%	)	03/20/2012	0.710%		500	2	0	2
Spectra Energy Capital LLC	DUB	(0.860%	)	06/20/2018	0.931%		5,000	24	0	24
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.132%		1,400	35	0	35
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	0.762%		2,000	(24)	160	(184)
Tyco Electronics Group S.A.	DUB	(0.850%	)	12/20/2017	0.982%		6,000	51	0	51
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	0.982%		7,000	13	0	13
Tyco International Ltd.	BOA	(1.120%	)	12/20/2019	0.759%		7,000	(210)	0	(210)
Union Pacific Corp.	BCLY	(0.600%	)	03/20/2016	0.424%		800	(8)	30	(38)
Union Pacific Corp.	BOA	(1.000%	)	03/20/2016	0.423%		200	(6)	(3)	(3)
Viacom, Inc.	JPM	(1.150%	)	06/20/2016	0.835%		6,400	(112)	0	(112)
Vivendi S.A.	BOA	(1.280%	)	06/20/2013	0.765%		7,000	(100)	0	(100)
WPP Group PLC	BCLY	(3.750%	)	06/20/2017	1.369%	GBP	2,425	(550)	0	(550)
WPP Group PLC	JPM	(3.750%	)	06/20/2017	1.369%		1,650	(374)	0	(374)

								$(766)	$2,389	$(3,155)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	BOA	1.000%	06/20/2015	0.413%	$	18,100	$496	$311	$185
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%		300	13	(8)	21
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.610%		7,900	144	75	69
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%		8,700	159	66	93
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.610%		22,400	407	149	258
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		28,800	523	187	336

							$1,742	$780	$962

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-8 10-Year Index	JPM	(0.600%	)	06/20/2017	$	26,136	$1,145	$191	$954
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018		19,457	(201)	(656)	455

86	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection (1) (Cont.)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	197,408	$(881)	$(1,150)	$269

						$63	$(1,615)	$1,678

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	21,500	$(26)	$0	$(26)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		35,500	(43)	0	(43)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	CSFB		164,500	(153)	0	(153)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		149,400	109	109	0
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		64,800	630	679	(49)
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	BCLY	AUD	54,900	22	(17)	39
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	CITI		60,300	24	(24)	48
Pay	3-Month CAD Bank Bill	2.500%	06/18/2013	RBS	CAD	35,300	194	16	178
Pay	6-Month AUD Bank Bill	5.500%	12/15/2015	BCLY	AUD	50,100	60	(36)	96
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		20,100	696	92	604
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	BOA	JPY	17,290,000	9,301	3,073	6,228
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	DUB		2,110,000	1,135	448	687
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	RBS		8,490,000	4,567	1,393	3,174
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		6,790,000	6,621	(269)	6,890
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		2,390,000	2,330	(97)	2,427

							$25,467	$5,367	$20,100

(j)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar December Futures	$ 99.500	12/13/2010	1,439	$338	$113

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	18,700	$168	$100
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		40,400	411	216
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		99,700	878	666
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		12,900	43	57
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		12,900	61	17
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		46,200	517	248
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		26,000	270	173
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		24,500	266	131
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		62,800	408	3,678
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		62,800	502	0
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		12,900	43	57
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		12,900	59	17
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		28,600	271	153
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		33,300	223	1,951
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		33,300	266	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		25,700	154	7
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		24,800	243	165
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		28,900	320	155

See Accompanying Notes	Semiannual Report	September 30, 2010	87

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	128,600	$1,082	$860

								$6,185	$8,651

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	7,800	$33	$14
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		7,800	28	8
Call - OTC CDX.IG-14 5-Year Index	BNP	Buy	0.900%	12/15/2010	$	27,400	84	44
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	22,600	63	58
Put - OTC CDX.IG-14 5-Year Index	BNP	Sell	1.500%	12/15/2010	$	27,400	84	37
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010	EUR	9,500	55	21
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	12/15/2010		13,100	69	37
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	11/17/2010	$	4,100	11	2
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	11/17/2010		4,100	8	5
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010		9,800	18	16
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		9,800	27	12
Call - OTC iTraxx Europe 14 Index	JPM	Buy	1.000%	11/17/2010	EUR	10,000	23	23
Put - OTC iTraxx Europe 14 Index	JPM	Sell	1.400%	11/17/2010		10,000	39	39
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.900%	12/15/2010		9,000	38	23
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.600%	12/15/2010		9,000	38	20
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	11/17/2010	$	5,100	6	6
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	11/17/2010		5,100	6	3
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	16,800	59	43
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010		16,800	52	37
Call - OTC CDX.IG-14 5-Year Index	UBS	Buy	0.900%	12/15/2010	$	10,300	20	18
Call - OTC iTraxx Europe 13 Index	UBS	Buy	0.900%	12/15/2010	EUR	4,900	20	13
Put - OTC CDX.IG-14 5-Year Index	UBS	Sell	1.500%	12/15/2010	$	10,300	29	13
Put - OTC iTraxx Europe 13 Index	UBS	Sell	1.600%	12/15/2010	EUR	4,900	20	11

							$830	$503

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus BRL	BRL	1.800	10/15/2010	$	11,100	$60	$7
Call - OTC USD versus BRL		1.820	10/15/2010		25,500	181	6
Call - OTC USD versus MXN	MXN	13.550	10/15/2010		11,100	79	0
Call - OTC USD versus BRL	BRL	1.780	10/29/2010		34,500	259	76
Call - OTC USD versus MXN	MXN	12.850	10/29/2010		16,690	102	114
Call - OTC USD versus MXN		13.250	10/29/2010		34,500	264	49
Call - OTC USD versus KRW	KRW	1,200.000	10/29/2010		21,700	148	48

						$1,093	$300

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$6,400	$83	$83

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2010	1,234	$506,900		EUR 11,000	GBP	38,700	$5,183
Sales	2,857	927,190		231,800		6,800	9,154
Closing Buys	(2,652)	(306,800)		0		0	(3,519)
Expirations	0	(16,600)		(100,600)		(45,500)	(1,634)
Exercised	0	(99,900)		0		0	(655)

Balance at 09/30/2010	1,439	$1,010,790	EUR	142,200	GBP	0	$8,529

(k) Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,346	$4,844	0.15%

88	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(l) Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	7,329	10/2010	BNP	$66	$0	$66
Sell		4	10/2010	BNP	0	0	0
Sell		5,295	10/2010	CITI	0	(296)	(296)
Buy		3,331	10/2010	CSFB	105	0	105
Sell		12,824	10/2010	CSFB	0	(771)	(771)
Buy		590	10/2010	DUB	32	0	32
Sell		117,289	10/2010	DUB	0	(9,191)	(9,191)
Buy		992	10/2010	MSC	81	0	81
Buy		6,640	10/2010	RBS	226	0	226
Buy	BRL	806	10/2010	JPM	28	0	28
Sell		806	10/2010	MSC	0	(11)	(11)
Buy		11,316	12/2010	HSBC	233	0	233
Sell		5,658	12/2010	JPM	0	(116)	(116)
Buy		806	12/2010	MSC	11	0	11
Buy		1,180	12/2010	RBS	9	0	9
Sell		5,664	12/2010	RBS	0	(120)	(120)
Buy	CAD	1,202	11/2010	BCLY	40	0	40
Buy		3,121	11/2010	BNP	0	(5)	(5)
Buy		569	11/2010	BOA	0	(1)	(1)
Buy		1,590	11/2010	CITI	39	0	39
Sell		2,648	11/2010	CSFB	0	(63)	(63)
Sell		167,226	11/2010	DUB	989	0	989
Buy		3,100	11/2010	JPM	67	0	67
Sell		83,107	11/2010	RBS	495	0	495
Buy	CLP	31,472	01/2011	JPM	1	0	1
Buy	CNY	102,251	11/2010	BCLY	96	(41)	55
Sell		43,718	11/2010	BCLY	0	(136)	(136)
Buy		2,600	11/2010	CITI	0	(2)	(2)
Buy		2,654	11/2010	DUB	0	(2)	(2)
Sell		28,897	11/2010	DUB	0	(24)	(24)
Sell		32,118	11/2010	HSBC	0	(8)	(8)
Buy		5,217	11/2010	JPM	0	(3)	(3)
Sell		30,247	11/2010	JPM	0	(9)	(9)
Buy		26,842	11/2010	MSC	0	(45)	(45)
Sell		3,533	11/2010	RBS	0	(11)	(11)
Buy		48,219	11/2010	UBS	47	0	47
Sell		43,663	01/2011	BCLY	0	(156)	(156)
Buy		43,649	01/2011	BOA	26	0	26
Sell		85,005	01/2011	CITI	0	(266)	(266)
Buy		123,853	01/2011	HSBC	102	0	102
Buy		47,760	01/2011	JPM	30	0	30
Sell		87,299	01/2011	JPM	0	(274)	(274)
Buy		53,791	01/2011	MSC	19	0	19
Buy		17,692	04/2011	BCLY	6	0	6
Buy		9,135	04/2011	CSFB	3	0	3
Buy		5,842	04/2011	HSBC	1	0	1
Buy		7,012	04/2011	JPM	1	0	1
Buy		39,717	04/2011	MSC	12	0	12
Buy		60,529	06/2011	BCLY	144	0	144
Buy		35,403	06/2011	DUB	11	(22)	(11)
Buy		33,238	06/2011	HSBC	100	0	100
Buy		49,970	06/2011	JPM	0	(5)	(5)
Buy		125,855	06/2011	RBS	349	0	349
Buy		23,165	09/2011	BOA	54	0	54
Buy		22,802	09/2011	CITI	50	0	50
Buy		71,233	09/2011	HSBC	171	0	171
Buy		136,419	09/2011	JPM	356	0	356
Sell	DKK	14,480	11/2010	RBS	0	(106)	(106)
Buy	EUR	299,996	10/2010	BCLY	1,917	0	1,917
Sell		880,762	10/2010	BCLY	0	(79,323)	(79,323)
Buy		9,863	10/2010	BOA	603	0	603
Sell		10,282	10/2010	BOA	0	(589)	(589)
Sell		230,191	10/2010	CITI	0	(21,741)	(21,741)
Buy		12,084	10/2010	CSFB	1,058	0	1,058
Sell		98	10/2010	CSFB	0	(6)	(6)
Sell		74,501	10/2010	DUB	0	(6,002)	(6,002)
Buy		140,122	10/2010	HSBC	648	0	648
Sell		3,500	10/2010	JPM	0	(2)	(2)
Buy		93,893	10/2010	MSC	8,039	0	8,039
Sell		20,828	10/2010	MSC	0	(1,921)	(1,921)
Buy		141,896	10/2010	RBC	206	0	206
Buy		288,961	10/2010	RBS	1,178	0	1,178
Sell		542	10/2010	RBS	0	(49)	(49)

See Accompanying Notes	Semiannual Report	September 30, 2010	89

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	285,539	11/2010	BCLY	$0	$(1,310)	$(1,310)
Sell		11,337	11/2010	BOA	0	(646)	(646)
Sell		19,800	11/2010	CITI	0	(440)	(440)
Sell		140,122	11/2010	HSBC	0	(625)	(625)
Sell		171,113	11/2010	MSC	349	0	349
Sell		141,896	11/2010	RBC	0	(182)	(182)
Sell		280,245	11/2010	RBS	0	(305)	(305)
Buy	GBP	200	10/2010	CITI	2	0	2
Sell		51	10/2010	CITI	1	0	1
Sell		195,501	10/2010	RBS	1	(3,129)	(3,128)
Sell		2,587	12/2010	BCLY	35	0	35
Sell		6,161	12/2010	BOA	0	(99)	(99)
Buy		200	12/2010	RBS	0	(1)	(1)
Sell		2,381	12/2010	RBS	1	0	1
Sell		62	12/2010	UBS	0	(1)	(1)
Buy	IDR	12,900,360	11/2010	BCLY	124	0	124
Buy		12,746,300	11/2010	CITI	117	0	117
Buy		5,914,120	11/2010	DUB	41	0	41
Buy		57,892,800	11/2010	HSBC	97	0	97
Buy		14,464,120	07/2011	CITI	18	0	18
Buy		30,077,980	07/2011	HSBC	57	0	57
Buy	INR	415,380	11/2010	DUB	150	0	150
Sell		88	03/2011	HSBC	0	0	0
Sell		91	03/2011	JPM	0	0	0
Sell		104	03/2011	UBS	0	0	0
Buy	JPY	2,169	10/2010	CITI	0	0	0
Sell		205	10/2010	CITI	0	0	0
Buy		17,977	10/2010	JPM	5	0	5
Sell		19,941	10/2010	RBS	0	0	0
Buy		419,083	11/2010	CITI	0	(13)	(13)
Buy		90,000	11/2010	DUB	1	0	1
Sell		8,696,807	11/2010	MSC	0	(867)	(867)
Buy		169,413	12/2010	BOA	54	0	54
Buy		19,941	12/2010	RBS	0	0	0
Sell		5,018,665	12/2010	RBS	0	(495)	(495)
Buy	KRW	2,076,119	11/2010	BCLY	46	0	46
Sell		1,004,987	11/2010	BCLY	0	(31)	(31)
Buy		1,458,778	11/2010	BNP	23	0	23
Buy		5,201,296	11/2010	BOA	110	0	110
Sell		573,321	11/2010	BOA	0	(15)	(15)
Buy		7,808,544	11/2010	CITI	150	0	150
Sell		4,596,134	11/2010	CITI	0	(50)	(50)
Buy		2,607,152	11/2010	DUB	42	0	42
Buy		175,950	11/2010	GSC	4	0	4
Buy		2,674,670	11/2010	HSBC	42	0	42
Buy		2,576,592	11/2010	JPM	11	(5)	6
Buy		5,069,233	11/2010	MSC	36	0	36
Sell		1,889,700	11/2010	MSC	0	(63)	(63)
Buy		2,607,528	11/2010	RBS	39	0	39
Sell		2,688,873	11/2010	RBS	0	(76)	(76)
Buy		4,745,525	01/2011	BCLY	0	(7)	(7)
Buy	MXN	44,371	02/2011	BCLY	40	0	40
Buy		73,838	02/2011	CITI	44	0	44
Buy	MYR	377	10/2010	BCLY	12	0	12
Sell		90	10/2010	BCLY	0	0	0
Buy		34	10/2010	BOA	1	0	1
Buy		163	10/2010	CITI	5	0	5
Buy		56	10/2010	DUB	1	0	1
Buy		90	02/2011	BCLY	0	0	0
Buy	NOK	47,726	11/2010	CITI	293	0	293
Buy	PHP	199	11/2010	BCLY	0	0	0
Buy		683,717	11/2010	CITI	150	0	150
Buy		190	11/2010	DUB	0	0	0
Buy		495,952	11/2010	HSBC	108	0	108
Sell		1,031	11/2010	UBS	0	(1)	(1)
Buy	SEK	11,071	11/2010	BOA	60	0	60
Sell		12,559	11/2010	CITI	0	(83)	(83)
Sell	SGD	1,068	03/2011	CITI	0	(16)	(16)
Buy		1,825	03/2011	GSC	11	0	11
Sell	TWD	130	10/2010	BCLY	0	0	0
Sell		384	10/2010	CITI	0	0	0
Sell		1,042	01/2011	DUB	0	0	0
Sell		638	01/2011	JPM	0	0	0
Sell		982	01/2011	MSC	0	0	0
Sell		532	01/2011	UBS	0	0	0

					$19,930	$(129,777)	$(109,847)

90	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Australia
Bank Loan Obligations	$0	$7,074	$0	$7,074
Corporate Bonds & Notes	0	116,835	0	116,835
Mortgage-Backed Securities	0	18,513	0	18,513
Sovereign Issues	0	3,284	0	3,284
Canada
Asset-Backed Securities	0	19,902	0	19,902
Corporate Bonds & Notes	0	15,349	2,899	18,248
Sovereign Issues	0	228,244	0	228,244
Cayman Islands
Asset-Backed Securities	0	0	1,704	1,704
Corporate Bonds & Notes	0	8,899	0	8,899
Denmark
Corporate Bonds & Notes	0	9,250	0	9,250
France
Asset-Backed Securities	0	287	0	287
Corporate Bonds & Notes	0	187,931	0	187,931
Sovereign Issues	0	182,092	0	182,092
Germany
Asset-Backed Securities	0	74	0	74
Corporate Bonds & Notes	0	76,315	0	76,315
Sovereign Issues	0	544,840	0	544,840
Ireland
Asset-Backed Securities	0	5,744	0	5,744
Corporate Bonds & Notes	0	9,253	0	9,253
Mortgage-Backed Securities	0	6,577	0	6,577
Italy
Mortgage-Backed Securities	0	123	0	123
Japan
Sovereign Issues	0	75,014	0	75,014
Jersey, Channel Islands
Asset-Backed Securities	0	1,994	0	1,994
Corporate Bonds & Notes	0	7,012	0	7,012
Luxembourg
Corporate Bonds & Notes	0	17,456	0	17,456
Mexico
Corporate Bonds & Notes	0	358	0	358
Netherlands
Corporate Bonds & Notes	0	116,706	0	116,706
Mortgage-Backed Securities	0	2,896	0	2,896
Sovereign Issues	0	157,667	0	157,667
Norway
Corporate Bonds & Notes	0	27,256	0	27,256
Russia
Corporate Bonds & Notes	0	11,538	0	11,538

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
South Korea
Sovereign Issues	$0	$6,125	$0	$6,125
Supranational
Corporate Bonds & Notes	0	24,254	0	24,254
Sweden
Corporate Bonds & Notes	0	3,615	0	3,615
Switzerland
Corporate Bonds & Notes	0	9,997	0	9,997
United Kingdom
Corporate Bonds & Notes	0	185,233	0	185,233
Mortgage-Backed Securities	0	17,732	11,300	29,032
Sovereign Issues	0	259,232	0	259,232
United States
Asset-Backed Securities	0	50,927	0	50,927
Bank Loan Obligations	0	4,201	0	4,201
Corporate Bonds & Notes	0	343,136	0	343,136
Mortgage-Backed Securities	0	220,899	5,297	226,196
Municipal Bonds & Notes	0	2,866	0	2,866
Preferred Securities	358	0	4,939	5,297
U.S. Government Agencies	0	63,266	0	63,266
Short-Term Instruments
Repurchase Agreements	0	21,156	0	21,156
Japan Treasury Bills	0	60,121	0	60,121
U.S. Treasury Bills	0	119,948	0	119,948
PIMCO Short-Term Floating NAV Portfolio	6,992	0	0	6,992
Investments, at value	$7,350	$3,251,191	$26,139	$3,284,680

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	4,432	0	4,432
Foreign Exchange Contracts	0	19,930	0	19,930
Interest Rate Contracts	1,899	20,371	0	22,270
	$1,899	$44,733	$0	$46,632

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(5,008)	(442)	(5,450)
Foreign Exchange Contracts	0	(130,077)	0	(130,077)
Interest Rate Contracts	(610)	(9,035)	(83)	(9,728)
	$(610)	$(144,120)	$(525)	$(145,255)

Totals	$8,639	$3,151,804	$25,614	$3,186,057

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Canada
Corporate Bonds & Notes	$2,888	$0	$0	$55	$0	$(44)	$0	$0	$2,899	$(44)
Cayman Islands
Asset-Backed Securities	0	1,704	0	(1)	0	1	0	0	1,704	1
Jersey, Channel Islands
Asset-Backed Securities	1,902	0	(300)	0	(13)	6	0	(1,595)	0	0
United Kingdom
Corporate Bonds & Notes	430	0	0	0	0	35	0	(465)	0	0
Mortgage-Backed Securities	0	11,115	0	0	0	185	0	0	11,300	185
United States
Mortgage-Backed Securities	0	5,088	0	0	0	209	0	0	5,297	209
Preferred Securities	5,216	0	0	0	0	(277)	0	0	4,939	(277)

Investments, at value	$10,436	$17,907	$(300)	$54	$(13)	$115	$0	$(2,060)	$26,139	$74

See Accompanying Notes	Semiannual Report	September 30, 2010	91

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

September 30, 2010 (Unaudited)

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(769)	0	0	327	0	0	(442)	328
Interest Rate Contracts	0	0	(83)	0	0	0	0	0	(83)	0

	$0	$0	$(852)	$0	$0	$327	$0	$0	$(525)	$328

Totals	$10,436	$17,907	$(1,152)	$54	$(13)	$442	$0	$(2,060)	$25,614	$402

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$19,930	$0	$0	$0	$19,930
Unrealized appreciation on swap agreements	20,371	0	4,432	0	0	24,803

	$20,371	$19,930	$4,432	$0	$0	$44,733

Liabilities:
Written options outstanding	$8,846	$301	$503	$0	$0	$9,650
Variation margin payable (2)	1,523	0	0	0	0	1,523
Unrealized depreciation on foreign currency contracts	0	129,777	0	0	0	129,777
Unrealized depreciation on swap agreements	271	0	4,947	0	0	5,218

	$10,640	$130,078	$5,450	$0	$0	$146,168

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(3)	$0	$0	$0	$0	$(3)
Net realized gain (loss) on futures contracts, written options and swaps	44,670	1,634	(3,234)	0	0	43,070
Net realized gain on foreign currency transactions	0	30,633	0	0	0	30,633

	$44,667	$32,267	$(3,234)	$0	$0	$73,700

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$1	$0	$0	$0	$0	$1
Net change in unrealized appreciation on futures contracts, written options and swaps	9,973	261	5,681	0	0	15,915
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(122,533)	0	0	0	(122,533)

	$9,974	$(122,272)	$5,681	$0	$0	$(106,617)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,289 as reported in the Notes to Schedule of Investments.

92	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Fund (Unhedged)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 6.4%

CORPORATE BONDS & NOTES 5.4%

Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	3,500	$3,366

Bank of Queensland Ltd.
5.500% due 10/22/2012		700	677

Citigroup Pty Ltd.
5.500% due 06/18/2012		2,500	2,419

Commonwealth Bank of Australia
0.572% due 09/17/2014		$4,900	4,889
0.948% due 07/12/2013		7,100	7,120

ING Bank Australia Ltd.
5.120% due 08/28/2013	AUD	1,400	1,349
5.500% due 10/08/2012		2,700	2,610
5.750% due 08/28/2013		2,700	2,631

Macquarie Bank Ltd.
3.300% due 07/17/2014		$6,800	7,255
4.100% due 12/17/2013		4,400	4,807

National Australia Bank Ltd.
3.375% due 07/08/2014		1,000	1,073

Westpac Banking Corp.
2.700% due 12/09/2014		9,000	9,352
2.900% due 09/10/2014		4,200	4,449

			51,997

MORTGAGE-BACKED SECURITIES 1.0%

Medallion Trust
0.448% due 05/25/2035		1,720	1,657

Puma Finance Ltd.
0.409% due 02/21/2038		1,550	1,487
4.782% due 08/22/2037	AUD	972	915
5.123% due 07/12/2036		546	519

Swan Trust
5.960% due 04/25/2041		4,250	4,127

Torrens Trust
4.993% due 10/19/2038		1,379	1,308

			10,013

Total Australia (Cost $58,092)			62,010

CANADA 6.1%

ASSET-BACKED SECURITIES 0.7%

Broadway Credit Card Trust
5.234% due 06/17/2014	CAD	5,600	5,571

Ford Auto Securitization Trust
3.396% due 11/15/2011		108	106
4.817% due 10/15/2012		1,300	1,298

			6,975

CORPORATE BONDS & NOTES 1.6%

Glacier Credit Card Trust
5.027% due 02/20/2013		5,500	5,702

Honda Canada Finance, Inc.
1.467% due 03/26/2012		9,000	8,696

Master Credit Card Trust
5.297% due 08/21/2012		1,000	1,034

			15,432

SOVEREIGN ISSUES 3.8%

Canada Government Bond
3.500% due 06/01/2020	CAD	10,400	10,752
3.750% due 06/01/2012		400	404
4.000% due 06/01/2016		2,100	2,246
4.250% due 06/01/2018		12,200	13,314

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Province of Ontario Canada
4.700% due 06/02/2037	CAD	3,000	$3,131
5.600% due 06/02/2035		1,900	2,228
6.200% due 06/02/2031		200	248

Province of Quebec Canada
5.750% due 12/01/2036		3,200	3,794

			36,117

Total Canada (Cost $53,241)			58,524

CAYMAN ISLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%

Foundation Re II Ltd.
7.119% due 11/26/2010		$500	501

Vita Capital III Ltd.
1.633% due 01/01/2011		2,300	2,294

Total Cayman Islands (Cost $2,800)			2,795

DENMARK 1.6%

CORPORATE BONDS & NOTES 1.6%

Nykredit Realkredit A/S
1.000% due 01/01/2011	EUR	8,400	11,445
6.000% due 10/01/2029	DKK	537	107

Realkredit Danmark A/S
2.000% due 01/01/2011		17,500	3,206
2.450% due 01/01/2038		2,524	461

Total Denmark (Cost $15,362)			15,219

FRANCE 9.8%

CORPORATE BONDS & NOTES 6.0%

BNP Paribas Home Loan Covered Bonds S.A.
3.750% due 12/13/2011	EUR	500	700
4.750% due 05/28/2013		3,900	5,711

Cie de Financement Foncier
1.625% due 07/23/2012		$10,400	10,447
2.500% due 09/16/2015		4,900	4,935
4.000% due 07/21/2011	EUR	5,200	7,239
4.500% due 01/09/2013		1,200	1,735

Dexia Credit Local S.A.
0.778% due 01/12/2012		$7,700	7,664
0.940% due 09/23/2011		3,700	3,714
2.625% due 01/21/2014	EUR	3,100	4,317
2.750% due 01/10/2014		$2,300	2,354

Dexia Municipal Agency S.A.
4.750% due 06/06/2011	EUR	600	836

General Electric Societe de Credit Foncier
3.750% due 07/22/2014		400	573

Societe Generale SCF
4.000% due 07/07/2016		500	739

Vivendi S.A.
5.750% due 04/04/2013		$3,600	3,922
6.625% due 04/04/2018		2,600	3,021

			57,907

SOVEREIGN ISSUES 3.8%

France Government Bond
4.000% due 04/25/2018	EUR	4,000	6,082
4.250% due 04/25/2019		6,400	9,902

France Treasury Notes
3.000% due 01/12/2011		11,300	15,508

Societe Financement de l'Economie Francaise
2.125% due 05/20/2012		400	554

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.375% due 05/05/2014		$4,000	$4,307

			36,353

Total France (Cost $94,498)			94,260

GERMANY 17.0%

CORPORATE BONDS & NOTES 1.4%

Kreditanstalt fuer Wiederaufbau
2.500% due 10/11/2010	EUR	6,900	9,410
5.500% due 06/05/2014	AUD	4,000	3,857

			13,267

SOVEREIGN ISSUES 15.6%

Republic of Germany
1.250% due 03/11/2011	EUR	6,400	8,746
3.750% due 01/04/2019		3,900	5,966
4.000% due 01/04/2018		32,400	50,162
4.250% due 07/04/2017		5,200	8,150
4.250% due 07/04/2018		11,700	18,446
5.000% due 07/04/2011		4,600	6,470
5.250% due 01/04/2011		11,200	15,444
5.500% due 01/04/2031		8,400	15,969
5.625% due 01/04/2028		8,700	16,363
6.250% due 01/04/2030		2,500	5,118

			150,834

Total Germany (Cost $152,919)			164,101

IRELAND 0.4%

ASSET-BACKED SECURITIES 0.1%

Dryden Leveraged Loan CDO 2002-II
1.368% due 08/08/2022	EUR	1,100	1,337

SC Germany Auto
0.687% due 08/11/2015		123	167

			1,504

MORTGAGE-BACKED SECURITIES 0.3%

Immeo Residential Finance PLC
1.039% due 12/15/2016		1,614	1,921

Talisman Finance PLC
1.035% due 04/22/2017		603	631

			2,552

Total Ireland (Cost $4,721)			4,056

ITALY 0.1%

ASSET-BACKED SECURITIES 0.1%

Locat Securitisation Vehicle SRL
1.059% due 12/12/2024	EUR	464	618

Total Italy (Cost $683)			618

JAPAN 0.3%

MORTGAGE-BACKED SECURITIES 0.0%

JLOC Ltd.
0.498% due 01/15/2015	JPY	54,747	496

SOVEREIGN ISSUES 0.3%

Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,591

Total Japan (Cost $2,740)			3,087

JERSEY, CHANNEL ISLANDS 0.8%

ASSET-BACKED SECURITIES 0.3%

Arran Funding Ltd.
0.342% due 12/15/2012		$800	798

See Accompanying Notes	Semiannual Report	September 30, 2010	93

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,833	$2,450

			3,248

CORPORATE BONDS & NOTES 0.5%

WPP PLC
6.000% due 04/04/2017	GBP	2,500	4,302

Total Jersey, Channel Islands (Cost $6,154)			7,550

NETHERLANDS 3.5%

ASSET-BACKED SECURITIES 0.1%

Globaldrive BV
0.907% due 06/20/2015	EUR	800	1,077

CORPORATE BONDS & NOTES 1.9%

ABN AMRO Bank NV
3.250% due 01/18/2013		2,900	4,078
3.750% due 01/12/2012		900	1,262

Achmea Hypotheekbank NV
0.804% due 11/03/2014		$2,600	2,596
3.200% due 11/03/2014		2,000	2,129

LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	1,600	2,296

NIBC Bank NV
2.800% due 12/02/2014		$1,800	1,880
3.500% due 04/07/2014	EUR	2,000	2,882

Rabobank Nederland NV
11.000% due 06/29/2049		$1,000	1,304

			18,427

MORTGAGE-BACKED SECURITIES 0.4%

Delphinus BV
1.179% due 11/28/2031	EUR	1,176	1,596

Dutch Mortgage Portfolio Loans BV
1.144% due 11/20/2035		1,411	1,874

			3,470

SOVEREIGN ISSUES 1.1%

Netherlands Government International Bond
4.500% due 07/15/2017		6,300	9,884
5.000% due 07/15/2011		500	704

			10,588

Total Netherlands (Cost $32,500)			33,562

NORWAY 1.1%

CORPORATE BONDS & NOTES 0.9%

DnB NOR Boligkreditt
2.375% due 07/20/2015	EUR	3,500	4,755
4.500% due 05/16/2011		2,600	3,611

			8,366

SOVEREIGN ISSUES 0.2%

Kommunalbanken A/S
2.000% due 01/14/2013		$2,300	2,363

Total Norway (Cost $10,797)			10,729

QATAR 0.3%

SOVEREIGN ISSUES 0.3%

Qatar Government International Bond
6.400% due 01/20/2040		$2,200	2,629

Total Qatar (Cost $2,274)			2,629

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RUSSIA 0.3%

CORPORATE BONDS & NOTES 0.3%

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		$2,600	$3,125
10.500% due 03/25/2014		200	240

Total Russia (Cost $3,342)			3,365

SOUTH KOREA 0.3%

SOVEREIGN ISSUES 0.3%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	1,800	2,625

Total South Korea (Cost $2,775)			2,625

SWEDEN 0.3%

CORPORATE BONDS & NOTES 0.3%

Stadshypotek AB
3.750% due 12/12/2013	EUR	1,400	2,019

Swedbank Hypotek AB
4.625% due 05/23/2011		600	834

Total Sweden (Cost $2,560)			2,853

SWITZERLAND 0.7%

CORPORATE BONDS & NOTES 0.7%

Transocean, Inc.
4.950% due 11/15/2015		$4,800	4,998

Weatherford International Ltd.
5.500% due 02/15/2016		1,600	1,755

Total Switzerland (Cost $6,379)			6,753

UNITED KINGDOM 13.5%

ASSET-BACKED SECURITIES 0.2%

Bumper 2 S.A.
2.379% due 06/20/2022	EUR	1,170	1,599

CORPORATE BONDS & NOTES 8.0%

Bank of Scotland PLC
4.375% due 07/13/2016		800	1,148
4.500% due 10/23/2013		200	286
4.750% due 01/13/2011	AUD	9,500	9,199
5.625% due 05/23/2013	EUR	400	577

Barclays Bank PLC
2.700% due 03/05/2012		$100	102
6.050% due 12/04/2017		2,500	2,715
10.179% due 06/12/2021		2,000	2,672

BP Capital Markets PLC
0.422% due 04/11/2011		400	399
2.750% due 06/14/2011	CHF	100	102
3.125% due 03/10/2012		$100	102
3.125% due 10/01/2015 (c)		2,800	2,819

HBOS PLC
6.750% due 05/21/2018		3,000	3,018

LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	500	884

Lloyds TSB Bank PLC
2.800% due 04/02/2012		4,500	4,618
4.375% due 01/12/2015		2,850	2,922
12.000% due 12/29/2049		1,500	1,732

Nationwide Building Society
2.875% due 09/14/2015	EUR	1,200	1,633
4.625% due 09/13/2012		1,500	2,128

Royal Bank of Scotland Group PLC
0.559% due 03/30/2012		$5,700	5,699

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.450% due 10/20/2011		$9,900	$9,976
1.500% due 03/30/2012		15,200	15,358
2.750% due 06/18/2013	EUR	3,600	4,937
4.375% due 03/27/2012	AUD	3,500	3,321

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$400	425

XL Capital Finance Europe PLC
6.500% due 01/15/2012		400	418

			77,190

MORTGAGE-BACKED SECURITIES 0.0%

Bauhaus Securities Ltd.
1.216% due 10/30/2052	EUR	161	218

SOVEREIGN ISSUES 5.3%

United Kingdom Gilt
2.750% due 01/22/2015	GBP	18,600	30,610
4.250% due 03/07/2036		2,200	3,666
4.250% due 09/07/2039		1,200	1,998
4.500% due 03/07/2019		900	1,596
4.500% due 12/07/2042		2,800	4,868
4.750% due 12/07/2038		4,700	8,478

			51,216

Total United Kingdom (Cost $124,264)			130,223

UNITED STATES 33.3%

ASSET-BACKED SECURITIES 0.3%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$407	405

AFC Home Equity Loan Trust
0.966% due 12/22/2027		13	7

Amortizing Residential Collateral Trust
0.956% due 10/25/2031		26	22

Amresco Residential Securities Mortgage Loan Trust
1.196% due 06/25/2029		54	44

Bear Stearns Asset-Backed Securities Trust
0.656% due 10/27/2032		42	33
0.916% due 10/25/2032		26	25

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		144	152
6.681% due 12/01/2033		115	122

Countrywide Asset-Backed Certificates
0.596% due 12/25/2036		101	44

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032		22	17

Ford Credit Auto Owner Trust
1.677% due 06/15/2012		1,083	1,088

Home Equity Mortgage Trust
5.500% due 01/25/2037		502	85

HSI Asset Securitization Corp. Trust
0.316% due 05/25/2037		220	215

Lehman XS Trust
0.426% due 04/25/2046		794	737

Residential Asset Mortgage Products, Inc.
0.816% due 06/25/2032		20	16

Residential Asset Securities Corp.
0.756% due 07/25/2032		72	39
0.856% due 06/25/2032		38	22

Salomon Brothers Mortgage Securities VII, Inc.
1.212% due 01/25/2032		37	31

Wells Fargo Home Equity Trust
0.486% due 10/25/2035		211	210

			3,314

94	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Ford Motor Co.
3.010% due 12/15/2013		$294	$289
3.050% due 12/15/2013		305	299

			588

CORPORATE BONDS & NOTES 14.1%

Altria Group, Inc.
9.250% due 08/06/2019		4,000	5,371

American International Group, Inc.
4.875% due 03/15/2067	EUR	1,400	1,384
8.000% due 05/22/2038		3,500	4,557
8.175% due 05/15/2068		$3,348	3,373

Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,100	1,160

AutoZone, Inc.
5.875% due 10/15/2012		7,800	8,482

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	4,600	6,417

Bank of America Corp.
4.750% due 05/23/2017		4,200	5,586
6.000% due 09/01/2017		$100	108

Bear Stearns Cos. LLC
7.250% due 02/01/2018		11,600	14,151

Board of Trustees of The Leland Stanford Junior University
4.750% due 05/01/2019		1,900	2,174

Boston Scientific Corp.
6.000% due 06/15/2011		1,000	1,028
6.400% due 06/15/2016		1,700	1,851

Cardinal Health, Inc.
5.800% due 10/15/2016		500	580

Citigroup, Inc.
0.562% due 06/09/2016		3,700	3,140
5.500% due 10/15/2014		600	652
6.000% due 08/15/2017		3,400	3,679
6.125% due 05/15/2018		4,600	5,026

CNA Financial Corp.
6.000% due 08/15/2011		800	830

Computer Sciences Corp.
6.500% due 03/15/2018		2,700	3,105

Cox Communications, Inc.
6.750% due 03/15/2011		700	719

Cytec Industries, Inc.
8.950% due 07/01/2017		200	253

Goldman Sachs Group, Inc.
6.150% due 04/01/2018		384	427

HCP, Inc.
5.950% due 09/15/2011		200	208

Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,840

International Lease Finance Corp.
5.300% due 05/01/2012		1,000	1,008
5.350% due 03/01/2012		1,000	1,011
5.650% due 06/01/2014		1,000	975
6.500% due 09/01/2014		2,600	2,801
6.625% due 11/15/2013		3,000	3,022
6.750% due 09/01/2016		2,100	2,257

JPMorgan Chase & Co.
6.300% due 04/23/2019		600	696

JPMorgan Chase & Co., Inc. CPI Linked Bond
4.854% due 02/15/2012		760	766

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		3,700	870
6.875% due 05/02/2018 (a)		6,100	1,464

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lennar Corp.
5.950% due 10/17/2011		$900	$916

Loews Corp.
5.250% due 03/15/2016		300	338

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		3,000	3,244

Masco Corp.
5.875% due 07/15/2012		300	311

Merrill Lynch & Co., Inc.
1.096% due 10/31/2011	EUR	3,300	4,400
1.156% due 01/31/2014		600	771
1.628% due 09/27/2012		3,600	4,753
6.875% due 04/25/2018		$500	562

Morgan Stanley
1.188% due 11/29/2013	EUR	1,900	2,462
1.222% due 04/13/2016		600	732
6.250% due 08/28/2017		$400	438

Nationwide Health Properties, Inc.
6.500% due 07/15/2011		900	935

Rohm and Haas Co.
5.600% due 03/15/2013		5,000	5,391

Ryder System, Inc.
6.000% due 03/01/2013		3,000	3,248

Simon Property Group LP
6.125% due 05/30/2018		1,000	1,162

Spectra Energy Capital LLC
5.668% due 08/15/2014		3,000	3,354

Sprint Capital Corp.
8.750% due 03/15/2032		200	211

Sprint Nextel Corp.
6.000% due 12/01/2016		700	695

State Street Capital Trust IV
1.292% due 06/01/2077		2,400	1,742

Temple-Inland, Inc.
6.625% due 01/15/2016		3,500	3,716

Westpac Capital Trust IV
5.256% due 12/29/2049		1,000	939

WM Covered Bond Program
3.875% due 09/27/2011	EUR	500	695
4.000% due 09/27/2016		300	426
4.375% due 05/19/2014		2,500	3,597

			136,009

MORTGAGE-BACKED SECURITIES 7.8%

Adjustable Rate Mortgage Trust
2.891% due 09/25/2035		$171	129

American General Mortgage Loan Trust
5.150% due 03/25/2058		4,046	4,164

American Home Mortgage Assets
0.446% due 05/25/2046		1,818	980
1.290% due 11/25/2046		1,092	527

American Home Mortgage Investment Trust
2.550% due 10/25/2034		703	614

Banc of America Funding Corp.
4.000% due 02/20/2036		1,859	1,733
5.939% due 01/20/2047		265	196

BCAP LLC Trust
0.426% due 01/25/2037		3,563	2,023

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035		1,996	1,894
2.760% due 03/25/2035		3,654	3,491
2.775% due 08/25/2033		28	27
2.776% due 08/25/2033		284	287
2.934% due 03/25/2035		539	518

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.013% due 05/25/2034	$385	$364
3.350% due 02/25/2034	26	22
3.569% due 10/25/2033	172	176
3.691% due 11/25/2034	264	253
4.578% due 05/25/2034	150	150
5.347% due 05/25/2047	854	657

Bear Stearns Alt-A Trust
2.984% due 09/25/2035	1,259	957
5.316% due 11/25/2036	4,035	2,497
5.354% due 02/25/2036	2,248	1,155
5.533% due 11/25/2036	543	384

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	1,771	1,229

Citigroup Mortgage Loan Trust, Inc.
2.560% due 08/25/2035	781	729
2.650% due 10/25/2035	2,725	2,310
5.864% due 09/25/2037	3,054	2,241

Countrywide Alternative Loan Trust
0.446% due 09/25/2046	2,476	1,464
0.452% due 12/20/2046	1,937	962
0.466% due 07/25/2046	102	55
0.606% due 05/25/2037	707	367
1.870% due 11/25/2035	470	270
2.426% due 11/25/2035	362	212
5.250% due 06/25/2035	306	251
5.773% due 02/25/2037	1,293	932
6.000% due 01/25/2037	1,481	1,041
6.000% due 04/25/2037	537	365
6.250% due 08/25/2037	309	217

Countrywide Home Loan Mortgage Pass-Through Trust
0.576% due 03/25/2035	2,773	1,665
0.586% due 02/25/2035	419	311
2.985% due 08/25/2034	82	59
3.069% due 04/20/2035	129	123
3.466% due 11/25/2034	317	274

Credit Suisse First Boston Mortgage Securities Corp.
1.406% due 03/25/2034	340	288
1.842% due 05/25/2032	11	11
2.494% due 07/25/2033	24	23
2.682% due 08/25/2033	326	321
6.500% due 04/25/2033	53	55

First Horizon Asset Securities, Inc.
2.838% due 07/25/2033	103	101
2.876% due 12/25/2033	173	170
2.923% due 08/25/2035	169	163

GMAC Mortgage Corp. Loan Trust
3.176% due 06/25/2034	40	35

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	18	18

Greenpoint Mortgage Funding Trust
0.336% due 01/25/2047	153	144
0.436% due 01/25/2037	474	287
0.456% due 10/25/2046	1,597	220
0.466% due 04/25/2036	497	295

Greenpoint Mortgage Pass-Through Certificates
3.098% due 10/25/2033	37	32

GSR Mortgage Loan Trust
2.140% due 03/25/2033	153	151
2.923% due 09/25/2035	270	259

Harborview Mortgage Loan Trust
0.437% due 07/19/2046	2,098	1,255
0.447% due 09/19/2037	837	486
1.220% due 12/19/2036	812	426
2.956% due 07/19/2035	83	67
3.041% due 05/19/2033	288	292

Indymac Index Mortgage Loan Trust
0.446% due 09/25/2046	1,751	1,010
0.456% due 11/25/2046	1,911	430
2.767% due 12/25/2034	104	78

See Accompanying Notes	Semiannual Report	September 30, 2010	95

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	$617	$557
5.550% due 10/25/2036	603	565

JPMorgan Mortgage Trust
4.071% due 11/25/2033	211	211

MASTR Alternative Loans Trust
0.656% due 03/25/2036	289	95

Mellon Residential Funding Corp.
0.697% due 12/15/2030	565	534

Merrill Lynch Countrywide Commercial Mortgage Trust
6.163% due 08/12/2049	2,700	2,924

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	3,603	2,811
0.506% due 08/25/2036	213	141
2.570% due 02/25/2033	130	125

MLCC Mortgage Investors, Inc.
2.009% due 10/25/2035	1,250	1,143

Residential Accredit Loans, Inc.
0.406% due 02/25/2047	912	454
0.436% due 06/25/2046	2,908	1,163
0.486% due 05/25/2037	778	196
0.561% due 09/25/2046	800	48

Residential Asset Securitization Trust
0.706% due 12/25/2036	360	143
5.750% due 02/25/2036	441	316
6.250% due 10/25/2036	1,849	1,110
6.500% due 08/25/2036	950	564

Residential Funding Mortgage Securities I
3.275% due 09/25/2035	172	127
6.500% due 03/25/2032	33	34

Salomon Brothers Mortgage Securities VII, Inc.
0.756% due 05/25/2032	25	21

Sequoia Mortgage Trust
0.607% due 10/19/2026	333	286
0.607% due 07/20/2033	697	657

Structured Adjustable Rate Mortgage Loan Trust
2.664% due 04/25/2034	407	356
2.783% due 02/25/2034	167	161
5.210% due 09/25/2034	608	571

Structured Asset Mortgage Investments, Inc.
0.446% due 07/25/2046	477	289
0.466% due 05/25/2046	796	432
0.507% due 07/19/2035	1,516	1,002
0.837% due 07/19/2034	174	154

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	204	198

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	1,639	90
0.486% due 04/25/2045	1,750	1,447
0.516% due 11/25/2045	495	406
0.566% due 01/25/2045	477	399
0.796% due 12/25/2027	1,612	1,453
1.070% due 03/25/2047	2,202	1,381
1.110% due 01/25/2047	820	485
2.384% due 03/25/2033	634	607
2.700% due 06/25/2033	121	116
2.723% due 04/25/2035	1,800	1,530
2.766% due 08/25/2034	922	907
2.786% due 03/25/2034	605	580
5.746% due 02/25/2037	2,013	1,486

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.130% due 04/25/2047	1,199	259
1.140% due 04/25/2047	744	195
1.310% due 07/25/2046	609	285

Wells Fargo Mortgage-Backed Securities Trust
3.778% due 06/25/2035	1,193	1,192

		75,098

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.7%

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.794% due 01/01/2014	$270	$284

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,200	822

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	5,600	4,785
6.500% due 06/01/2023	595	551

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.840% due 12/15/2013	370	391

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	600	40

		6,873

	SHARES
PREFERRED SECURITIES 0.1%

DG Funding Trust
0.652% due 12/31/2049	130	1,003

SLM Corp.
3.198% due 01/16/2018	9,000	159

		1,162

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 3.0%

Fannie Mae
0.456% due 10/27/2037	$5,700	5,691
2.551% due 03/01/2024	18	19
2.630% due 12/01/2034	439	454
2.753% due 11/01/2034	3,040	3,189
2.989% due 11/01/2023	8	9
5.015% due 05/01/2035	385	410
6.500% due 11/01/2036	482	526

Freddie Mac
0.326% due 02/01/2011	740	740
0.355% due 05/04/2011	639	639
0.362% due 03/09/2011	88	88
0.593% due 04/01/2011	645	645
0.607% due 12/15/2030	215	215
1.586% due 10/25/2044	3,139	3,263
2.607% due 05/01/2023	37	37
2.654% due 02/01/2029	226	236
3.335% due 04/01/2037	75	80
6.000% due 12/15/2024	229	250
7.400% due 02/01/2021	115	115

Ginnie Mae
0.857% due 02/16/2030	182	184
3.125% due 12/20/2023 -
12/20/2026	58	60
3.250% due 01/20/2030	46	47
3.375% due 05/20/2022 -
05/20/2030	250	259
3.625% due 07/20/2022 -
09/20/2026	121	125
6.000% due 08/20/2034	5,037	5,656

Small Business Administration
6.640% due 02/01/2011	60	61

Tennessee Valley Authority
5.880% due 04/01/2036	3,900	4,910
7.140% due 05/23/2012	1,000	1,104

		29,012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 7.2%

U.S. Treasury Bonds
4.250% due 05/15/2039		$2,100	$2,309
5.500% due 08/15/2028 (f)(h)		6,400	8,303

U.S. Treasury Notes
2.375% due 07/31/2017		1,400	1,447
2.500% due 06/30/2017 (f)(h)		47,300	49,288
2.750% due 05/31/2017 (f)(h)		2,700	2,857
3.625% due 08/15/2019 (h)		2,400	2,640
3.625% due 02/15/2020		2,200	2,414

			69,258

Total United States (Cost $329,376)			321,314

VIRGIN ISLANDS (BRITISH) 0.3%

CORPORATE BONDS & NOTES 0.3%

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020 (c)		$2,900	2,880

Total Virgin Islands (British) (Cost $2,880)			2,880

SHORT-TERM INSTRUMENTS 4.0%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 10/01/2010		$2,847	2,847

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $2,905. Repurchase proceeds are $2,847.)

JAPAN TREASURY BILLS 2.8%
0.110% due 10/25/2010	JPY	2,270,000	27,190

U.S. TREASURY BILLS 0.1%
0.107% due 10/07/2010 - 10/28/2010 (d)(f)		$1,520	1,520

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.8%
		750,446	7,518

Total Short-Term Instruments (Cost $37,968)			39,075

Total Investments 100.4% (Cost $946,325)			$968,228

Written Options (j) (0.4%) (Premiums $2,821)			(3,998)

Other Assets and Liabilities (Net) 0.0%			550

Net Assets 100.0%			$964,780

96	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-Issued security.
(d)	Coupon represents a weighted average yield.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $10,537 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $6,392 at a weighted average interest rate of 0.262%. On September 30, 2010, there were no open reverse repurchase agreements.
(h)	Securities with an aggregate market value of $3,201 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bobl December Futures	Long	12/2010	44	$(8)
Euro-Bund 10-Year Bond December Futures	Long	12/2010	486	543
Euro-Schatz December Futures	Long	12/2010	304	(197)
U.S. Treasury 10-Year Note December Futures	Long	12/2010	659	930
United Kingdom Government 10-Year Bond December Futures	Long	12/2010	115	(91)

				$1,177

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.454%	$	4,000	$(2)	$0	$(2)
Anadarko Petroleum Corp.	BCLY	(0.330%	)	03/20/2012	1.084%		1,000	11	0	11
Anadarko Petroleum Corp.	BCLY	(1.000%	)	03/20/2012	1.084%		100	0	(1)	1
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.431%		7,000	(31)	0	(31)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.431%		800	(5)	0	(5)
Bank of America Corp.	BCLY	(1.700%	)	12/20/2013	1.372%		1,500	(16)	0	(16)
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	1.372%		1,200	(14)	0	(14)
Barclays Bank PLC	DUB	(4.350%	)	09/20/2013	1.606%	EUR	800	(88)	0	(88)
Barclays Bank PLC	DUB	(1.000%	)	12/20/2017	1.884%	$	1,900	108	42	66
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	1.884%		1,100	(34)	0	(34)
Bear Stearns Cos. LLC	CITI	(1.200%	)	03/20/2018	0.881%		5,500	(122)	0	(122)
Boston Scientific Corp.	MLP	(0.510%	)	06/20/2011	0.699%		1,000	1	0	1
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.689%		1,700	(34)	0	(34)
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.649%		500	(11)	(10)	(1)
Citigroup, Inc.	CSFB	(1.300%	)	09/20/2018	1.779%		1,200	39	0	39
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.311%		800	7	0	7
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	1.653%		2,700	87	0	87
COX Communications, Inc.	MSC	(0.200%	)	03/20/2011	0.140%		700	0	0	0
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.466%		200	6	2	4
Goldman Sachs Group, Inc.	CITI	(1.130%	)	03/20/2018	1.562%		384	11	0	11
HCP, Inc.	JPM	(0.610%	)	09/20/2011	1.132%		200	1	0	1
Historic TW, Inc.	BCLY	(1.050%	)	03/20/2016	0.622%		1,500	(34)	0	(34)
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	4.325%		3,000	239	0	239
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	3.397%		1,000	29	0	29
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	3.114%		1,000	43	0	43
JPMorgan Chase & Co.	BNP	(2.180%)		03/20/2018	0.881%		4,500	(402)	0	(402)
Lennar Corp.	MLP	(5.750%)		12/20/2012	2.803%		900	(59)	0	(59)
Loews Corp.	JPM	(0.330%)		03/20/2016	1.099%		300	12	0	12
Marsh & McLennan Cos., Inc.	DUB	(0.590%)		09/20/2014	1.199%		3,000	69	0	69
Masco Corp.	MSC	(0.580%)		09/20/2012	1.893%		300	8	0	8
Nationwide Health Properties, Inc.	DUB	(0.620%)		09/20/2011	0.577%		900	(1)	0	(1)
Rohm and Haas Co.	DUB	(0.470%)		03/20/2013	0.391%		4,500	(9)	0	(9)
Rohm and Haas Co.	DUB	(1.000%)		03/20/2013	0.389%		500	(8)	(10)	2
Ryder System, Inc.	BOA	(0.850%)		03/20/2013	0.979%		3,000	9	0	9
Simon Property Group LP	DUB	(0.947%)		06/20/2018	1.501%		1,000	37	0	37
Spectra Energy Capital LLC	BOA	(0.830%)		09/20/2014	0.625%		3,000	(25)	0	(25)
Sprint Nextel Corp.	JPM	(1.065%)		12/20/2016	3.737%		700	97	0	97
Tate & Lyle International Finance PLC	DUB	(0.510%)		12/20/2014	1.132%		400	10	0	10
Temple-Inland, Inc.	GSC	(6.680%)		03/20/2016	2.103%		3,500	(808)	0	(808)
Vivendi S.A.	BNP	(1.743%)		06/20/2013	0.765%		1,200	(32)	0	(32)
Vivendi S.A.	BNP	(1.780%)		06/20/2013	0.765%		1,200	(34)	0	(34)
Vivendi S.A.	BNP	(1.820%)		06/20/2013	0.765%		1,000	(29)	0	(29)
Vivendi S.A.	DUB	(1.000%)		06/20/2013	0.765%		200	(2)	(2)	0
Vivendi S.A.	DUB	(1.000%)		06/20/2018	1.214%		100	1	0	1

See Accompanying Notes	Semiannual Report	September 30, 2010	97

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Vivendi S.A.	JPM	(1.500%)	06/20/2018	1.214%	$	2,500	$(50)	$0	$(50)
Weatherford International Ltd.	BOA	(0.560%)	03/20/2016	1.903%		1,600	108	0	108
WPP Group PLC	JPM	(3.750%)	06/20/2017	1.369%	GBP	2,500	(567)	0	(567)
XL Capital Finance Europe PLC	BCLY	(0.310%)	03/20/2012	1.079%	$	400	4	0	4

							$(1,480)	$21	$(1,501)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Australia Government Bond	BNP	1.000%	06/20/2015	0.413%	$	5,700	$156	$98	$58
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.610%		1,500	27	13	14
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%		2,500	46	19	27
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.610%		7,500	136	50	86
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		9,000	164	58	106

							$529	$238	$291

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	GSC	(0.600%)	06/20/2017	$	50,529	$2,213	$1,232	$981
CDX.IG-9 10-Year Index	DUB	(0.800%)	12/20/2017		7,454	274	279	(5)
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018		16,940	(175)	(571)	396

						$2,312	$940	$1,372

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	9,000	$404	$(14)	$418
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		17,000	779	(17)	796
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		14,200	696	11	685
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		2,300	76	0	76
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		10,800	424	0	424
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	6,600	(8)	0	(8)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		11,000	(13)	0	(13)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	CSFB		3,400	(3)	0	(3)
Pay	1-Year BRL-CDI	11.330%	01/02/2012	MLP		46,000	(29)	0	(29)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		20,000	185	199	(14)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		44,000	32	32	0
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	BCLY	AUD	17,500	6	(6)	12
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	CITI		19,100	7	(8)	15
Pay	3-Month CAD Bank Bill	2.500%	06/18/2013	RBS	CAD	22,400	123	10	113
Pay	6-Month AUD Bank Bill	5.500%	12/15/2015	BCLY	AUD	15,900	20	(11)	31
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		4,200	145	19	126
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	BOA	JPY	2,580,000	1,388	564	824
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	RBS		4,010,000	2,157	747	1,410
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		30,000	30	(1)	31

							$6,419	$1,525	$4,894

98	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(j)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	438	$103	$34

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	5,600	$50	$30
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		12,100	123	65
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		30,400	268	203
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		4,000	13	18
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		4,000	19	5
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		13,800	154	74
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		7,800	81	52
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		7,300	79	39
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		4,000	13	18
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		4,000	19	5
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		8,600	82	46
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		47,900	321	2,806
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		47,900	383	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		8,500	51	2
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		7,500	74	50
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		8,600	95	46
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		39,000	328	261

								$2,153	$3,720

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	2,300	$10	$4
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		2,300	8	2
Call - OTC CDX.IG-14 5-Year Index	BNP	Buy	0.900%	12/15/2010	$	7,400	22	12
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	6,600	18	17
Put - OTC CDX.IG-14 5-Year Index	BNP	Sell	1.500%	12/15/2010	$	7,400	23	10
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	12/15/2010	EUR	3,800	20	11
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		2,800	16	6
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010	$	2,900	5	5
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		2,900	8	4
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.900%	12/15/2010	EUR	2,800	12	7
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.600%	12/15/2010		2,800	12	6
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	11/17/2010	$	1,600	2	2
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	11/17/2010		1,600	2	1
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	5,100	18	13
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010		5,100	16	11
Call - OTC CDX.IG-14 5-Year Index	UBS	Buy	0.900%	12/15/2010	$	3,100	6	6
Call - OTC iTraxx Europe 13 Index	UBS	Buy	0.900%	12/15/2010	EUR	1,500	6	4
Put - OTC CDX.IG-14 5-Year Index	UBS	Sell	1.500%	12/15/2010	$	3,100	9	4
Put - OTC iTraxx Europe 13 Index	UBS	Sell	1.600%	12/15/2010	EUR	1,500	6	3

							$219	$128

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus BRL	BRL	1.800	10/15/2010	$	3,400	$18	$2
Call - OTC USD versus BRL		1.820	10/15/2010		6,900	49	2
Call - OTC USD versus MXN	MXN	13.550	10/15/2010		3,400	24	0
Call - OTC USD versus BRL	BRL	1.780	10/29/2010		10,000	75	22
Call - OTC USD versus MXN	MXN	12.850	10/29/2010		5,170	31	35
Call - OTC USD versus MXN		13.250	10/29/2010		10,000	77	14
Call - OTC USD versus KRW	KRW	1,200.000	10/29/2010		6,700	46	15

						$320	$90

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$2,000	$26	$26

See Accompanying Notes	Semiannual Report	September 30, 2010	99

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2010	315	$220,400	EUR	6,000	GBP	13,200	$1,948
Sales	1,021	278,670		64,600		2,000	2,821
Closing Buys	(898)	(132,900)		0		0	(1,243)
Expirations	0	(5,700)		(34,000)		(15,200)	(558)
Exercised	0	(21,900)		0		0	(147)

Balance at 09/30/2010	438	$338,570	EUR	36,600	GBP	0	$2,821

(k)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,270	10/2010	BNP	$21	$0	$21
Sell		1,491	10/2010	CITI	0	(83)	(83)
Buy		1,019	10/2010	CSFB	32	0	32
Sell		3,155	10/2010	CSFB	0	(190)	(190)
Sell		32,769	10/2010	DUB	0	(2,566)	(2,566)
Buy		2,377	10/2010	RBS	105	0	105
Buy	BRL	218	10/2010	JPM	8	0	8
Sell		218	10/2010	MSC	0	(3)	(3)
Buy		3,062	12/2010	HSBC	63	0	63
Sell		1,531	12/2010	JPM	0	(32)	(32)
Buy		218	12/2010	MSC	3	0	3
Buy		363	12/2010	RBS	3	0	3
Sell		1,533	12/2010	RBS	0	(33)	(33)
Buy	CAD	2,777	11/2010	BNP	0	(5)	(5)
Buy		607	11/2010	CITI	15	0	15
Sell		8,146	11/2010	DUB	48	0	48
Sell		23,296	11/2010	RBC	0	(344)	(344)
Sell		3,834	11/2010	RBS	23	0	23
Sell	CHF	99	11/2010	CITI	0	(3)	(3)
Sell	CLP	17,227	01/2011	JPM	0	(1)	(1)
Buy	CNY	35,137	11/2010	BCLY	29	(18)	11
Sell		10,933	11/2010	BCLY	0	(34)	(34)
Buy		1,088	11/2010	CITI	0	(1)	(1)
Buy		1,114	11/2010	DUB	0	(1)	(1)
Sell		12,946	11/2010	DUB	0	(11)	(11)
Sell		11,990	11/2010	HSBC	0	(3)	(3)
Buy		2,191	11/2010	JPM	0	(1)	(1)
Sell		10,067	11/2010	JPM	0	(3)	(3)
Buy		12,844	11/2010	MSC	0	(21)	(21)
Sell		10,810	11/2010	RBS	0	(34)	(34)
Buy		17,693	11/2010	UBS	17	0	17
Sell		10,919	01/2011	BCLY	0	(39)	(39)
Buy		15,827	01/2011	BOA	10	0	10
Sell		38,232	01/2011	CITI	0	(120)	(120)
Buy		40,475	01/2011	HSBC	33	0	33
Buy		18,855	01/2011	JPM	15	0	15
Sell		39,270	01/2011	JPM	0	(123)	(123)
Buy		17,689	01/2011	MSC	6	0	6
Buy		6,277	04/2011	BCLY	2	0	2
Buy		3,230	04/2011	CSFB	1	0	1
Buy		2,018	04/2011	HSBC	0	0	0
Buy		2,454	04/2011	JPM	1	0	1
Buy		11,862	04/2011	MSC	4	0	4
Buy		19,931	06/2011	BCLY	46	0	46
Buy		15,674	06/2011	DUB	5	(9)	(4)
Buy		10,249	06/2011	HSBC	31	0	31
Buy		18,476	06/2011	JPM	0	(2)	(2)
Buy		39,949	06/2011	RBS	110	0	110
Buy		7,728	09/2011	BOA	18	0	18
Buy		7,603	09/2011	CITI	17	0	17
Buy		20,981	09/2011	HSBC	50	0	50
Buy		42,115	09/2011	JPM	110	0	110
Buy	DKK	33,720	11/2010	RBS	247	0	247
Sell	EUR	225	10/2010	GSC	0	(14)	(14)
Buy		1,696	10/2010	MSC	165	0	165
Buy		4,434	10/2010	RBS	424	0	424
Sell		6,130	10/2010	RBS	6	0	6
Buy		222	11/2010	BCLY	21	0	21
Sell		1,535	11/2010	BCLY	0	(115)	(115)
Buy		1,862	11/2010	BOA	106	0	106

100	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	14,345	11/2010	CITI	$0	$(150)	$(150)
Buy		9,582	11/2010	CSFB	863	0	863
Sell		3,914	11/2010	DUB	0	(292)	(292)
Sell		11,049	11/2010	MSC	0	(960)	(960)
Buy		6,824	11/2010	RBS	27	(8)	19
Sell		67,365	11/2010	RBS	0	(6,423)	(6,423)
Buy	GBP	1,576	12/2010	BNP	0	(18)	(18)
Sell		2,597	12/2010	BOA	0	(42)	(42)
Sell		1,116	12/2010	CITI	0	(19)	(19)
Sell		232	12/2010	GSC	0	(3)	(3)
Sell		524	12/2010	UBS	0	(8)	(8)
Buy	IDR	4,495,580	11/2010	BCLY	43	0	43
Buy		4,378,500	11/2010	CITI	40	0	40
Buy		2,055,720	11/2010	DUB	14	0	14
Buy		13,954,220	11/2010	HSBC	33	0	33
Buy		5,015,510	07/2011	CITI	6	0	6
Buy		10,429,690	07/2011	HSBC	20	0	20
Buy	INR	127,052	11/2010	DUB	46	0	46
Buy		371	03/2011	BCLY	0	0	0
Buy		377	03/2011	HSBC	0	0	0
Buy		391	03/2011	JPM	0	0	0
Buy		445	03/2011	UBS	0	0	0
Sell	JPY	1,303,570	10/2010	BNP	0	(635)	(635)
Sell		965,806	10/2010	DUB	0	(458)	(458)
Buy		24,780,177	11/2010	MSC	2,469	0	2,469
Buy		255,118	12/2010	BOA	82	0	82
Sell		3	12/2010	CITI	0	0	0
Buy	KRW	921,194	11/2010	BCLY	21	0	21
Sell		372,071	11/2010	BCLY	0	(12)	(12)
Buy		446,707	11/2010	BNP	7	0	7
Buy		1,475,863	11/2010	BOA	30	0	30
Sell		212,855	11/2010	BOA	0	(5)	(5)
Buy		2,563,692	11/2010	CITI	49	0	49
Sell		1,797,936	11/2010	CITI	0	(19)	(19)
Buy		827,150	11/2010	DUB	13	0	13
Buy		58,650	11/2010	GSC	1	0	1
Buy		817,519	11/2010	HSBC	13	0	13
Buy		995,778	11/2010	JPM	4	(2)	2
Buy		1,634,847	11/2010	MSC	12	0	12
Sell		701,700	11/2010	MSC	0	(23)	(23)
Buy		797,132	11/2010	RBS	12	0	12
Sell		908,170	11/2010	RBS	0	(26)	(26)
Buy		1,400,788	01/2011	BCLY	0	0	0
Buy	MXN	13,567	02/2011	BCLY	12	0	12
Buy		25,081	02/2011	JPM	10	0	10
Sell	MYR	10	10/2010	CITI	0	0	0
Sell		6	10/2010	DUB	0	0	0
Buy	NOK	16,349	11/2010	CITI	100	0	100
Sell	PHP	203	11/2010	BCLY	0	0	0
Buy		211,375	11/2010	CITI	46	0	46
Sell		200	11/2010	CITI	0	0	0
Buy		151,700	11/2010	HSBC	33	0	33
Buy		403	11/2010	UBS	0	0	0
Buy	SEK	2,025	11/2010	BOA	11	0	11
Buy		29,150	11/2010	CITI	193	0	193
Sell	SGD	257	03/2011	CITI	0	(4)	(4)
Buy		408	03/2011	GSC	2	0	2
Sell	TWD	12	10/2010	BCLY	0	0	0
Sell		27	10/2010	CITI	0	0	0
Sell		68	01/2011	DUB	0	0	0
Sell		41	01/2011	JPM	0	0	0
Sell		64	01/2011	MSC	0	0	0
Sell		35	01/2011	UBS	0	0	0
Buy	ZAR	279	10/2010	BCLY	5	0	5

					$6,012	$(12,916)	$(6,904)

See Accompanying Notes	Semiannual Report	September 30, 2010	101

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Australia
Corporate Bonds & Notes	$0	$51,997	$0	$51,997
Mortgage-Backed Securities	0	10,013	0	10,013
Canada
Asset-Backed Securities	0	6,975	0	6,975
Corporate Bonds & Notes	0	6,735	8,697	15,432
Sovereign Issues	0	36,117	0	36,117
Cayman Islands
Corporate Bonds & Notes	0	2,795	0	2,795
Denmark
Corporate Bonds & Notes	0	15,219	0	15,219
France
Corporate Bonds & Notes	0	57,907	0	57,907
Sovereign Issues	0	36,353	0	36,353
Germany
Corporate Bonds & Notes	0	13,267	0	13,267
Sovereign Issues	0	150,834	0	150,834
Ireland
Asset-Backed Securities	0	1,504	0	1,504
Mortgage-Backed Securities	0	2,552	0	2,552
Italy
Asset-Backed Securities	0	618	0	618
Japan
Mortgage-Backed Securities	0	496	0	496
Sovereign Issues	0	2,591	0	2,591
Jersey, Channel Islands
Asset-Backed Securities	0	1,937	1,311	3,248
Corporate Bonds & Notes	0	4,302	0	4,302
Netherlands
Asset-Backed Securities	0	1,077	0	1,077
Corporate Bonds & Notes	0	18,427	0	18,427
Mortgage-Backed Securities	0	3,470	0	3,470
Sovereign Issues	0	10,588	0	10,588
Norway
Corporate Bonds & Notes	0	8,366	0	8,366
Sovereign Issues	0	2,363	0	2,363
Qatar
Sovereign Issues	0	2,629	0	2,629
Russia
Corporate Bonds & Notes	0	3,365	0	3,365
South Korea
Sovereign Issues	0	2,625	0	2,625
Sweden
Corporate Bonds & Notes	0	2,853	0	2,853

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Switzerland
Corporate Bonds & Notes	$0	$6,753	$0	$6,753
United Kingdom
Asset-Backed Securities	0	1,599	0	1,599
Corporate Bonds & Notes	0	77,190	0	77,190
Mortgage-Backed Securities	0	218	0	218
Sovereign Issues	0	51,216	0	51,216
United States
Asset-Backed Securities	0	3,314	0	3,314
Bank Loan Obligations	0	588	0	588
Corporate Bonds & Notes	0	136,009	0	136,009
Mortgage-Backed Securities	0	74,990	108	75,098
Municipal Bonds & Notes	0	6,873	0	6,873
Preferred Securities	159	0	1,003	1,162
U.S. Government Agencies	0	28,897	115	29,012
U.S. Treasury Obligations	0	69,258	0	69,258
Virgin Islands (British)
Corporate Bonds & Notes	2,880	0	0	2,880
Short-Term Instruments
Repurchase Agreements	0	2,847	0	2,847
Japan Treasury Bills	0	27,190	0	27,190
U.S. Treasury Bills	0	1,520	0	1,520
PIMCO Short-Term Floating NAV Portfolio	7,518	0	0	7,518
Investments, at value	$10,557	$946,437	$11,234	$968,228

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,564	0	2,564
Foreign Exchange Contracts	0	6,012	0	6,012
Interest Rate Contracts	1,474	4,960	0	6,434
	$1,474	$13,536	$0	$15,010

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(2,402)	(128)	(2,530)
Foreign Exchange Contracts	0	(13,006)	0	(13,006)
Interest Rate Contracts	(296)	(3,821)	(26)	(4,143)
	$(296)	$(19,229)	$(154)	$(19,679)

Totals	$11,735	$940,744	$11,080	$963,559

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Australia
Mortgage-Backed Securities	$4,502	$0	$(567)	$0	$(22)	$214	$0	$(4,127)	$0	$0
Canada
Corporate Bonds & Notes	8,663	0	0	0	0	34	0	0	8,697	34
Japan
Mortgage-Backed Securities	501	0	(83)	0	22	57	0	(497)	0	0
Jersey, Channel Islands
Asset-Backed Securities	2,650	0	(213)	0	(10)	3	20	(1,139)	1,311	0
United States
Mortgage-Backed Securities	4,521	0	(458)	0	0	209	0	(4,164)	108	90
Preferred Securities	1,060	0	0	0	0	(57)	0	0	1,003	(56)
U.S. Government Agencies	119	0	(4)	0	0	0	0	0	115	0

Investments, at value	$22,016	$0	$(1,325)	$0	$(10)	$460	$20	$(9,927)	$11,234	$68

102	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(219)	0	0	91	0	0	(128)	91
Interest Rate Contracts	0	0	(26)	0	0	0	0	0	(26)	0

	$0	$0	$(245)	$0	$0	$91	$0	$0	$(154)	$91

Totals	$22,016	$0	$(1,570)	$0	$(10)	$551	$20	$(9,927)	$11,080	$159

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(m)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$6,012	$0	$0	$0	$6,012
Unrealized appreciation on swap agreements	4,960	0	2,565	0	0	7,525

	$4,960	$6,012	$2,565	$0	$0	$13,537

Liabilities:
Written options outstanding	$3,780	$90	$128	$0	$0	$3,998
Variation margin payable (2)	440	0	0	0	0	440
Unrealized depreciation on foreign currency contracts	0	12,916	0	0	0	12,916
Unrealized depreciation on swap agreements	67	0	2,402	0	0	2,469

	$4,287	$13,006	$2,530	$0	$0	$19,823

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$17,847	$558	$(1,449)	$0	$0	$16,956
Net realized gain on foreign currency transactions	0	38,237	0	0	0	38,237

	$17,847	$38,795	$(1,449)	$0	$0	$55,193

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$1,568	$39	$2,596	$0	$0	$4,203
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(459)	0	0	0	(459)

	$1,568	$(420)	$2,596	$0	$0	$3,744

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,177 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	103

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 6.5%

CORPORATE BONDS & NOTES 5.5%

Bank of Queensland Ltd.
5.500% due 10/22/2012	AUD	700	$677

Citigroup Pty Ltd.
5.500% due 06/18/2012		500	484

Commonwealth Bank of Australia
0.572% due 09/17/2014		$1,100	1,098
0.672% due 12/10/2012		800	800
0.948% due 07/12/2013		1,500	1,504
4.500% due 02/20/2014	AUD	1,100	1,033

ING Bank Australia Ltd.
5.120% due 08/28/2013		500	482
5.480% due 06/24/2014		2,000	1,944
5.750% due 08/28/2013		600	585

Macquarie Bank Ltd.
4.100% due 12/17/2013		$1,700	1,857

National Australia Bank Ltd.
1.031% due 07/08/2014		1,000	1,010
5.750% due 12/19/2013	AUD	500	489

Westpac Banking Corp.
2.700% due 12/09/2014		$1,800	1,870
2.900% due 09/10/2014		900	953

			14,786

MORTGAGE-BACKED SECURITIES 1.0%

Crusade Global Trust
1.035% due 11/19/2037	EUR	187	243

Puma Finance Ltd.
0.409% due 02/21/2038		$324	311
4.782% due 08/22/2037	AUD	108	102
5.123% due 07/12/2036		109	104

Superannuation Members Home Loans Global Fund
0.432% due 03/09/2036		$436	430

Swan Trust
5.960% due 04/25/2041	AUD	1,128	1,095

Torrens Trust
4.993% due 10/19/2038		534	506

			2,791

Total Australia (Cost $16,158)			17,577

CANADA 8.6%

ASSET-BACKED SECURITIES 0.4%

Broadway Credit Card Trust
5.234% due 06/17/2014	CAD	892	887

Ford Auto Securitization Trust
4.817% due 10/15/2012		300	300

			1,187

CORPORATE BONDS & NOTES 0.2%

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013		200	204

Master Credit Card Trust
5.297% due 08/21/2012		200	207

			411

SOVEREIGN ISSUES 8.0%

Canada Government Bond
1.500% due 06/01/2012		3,600	3,509
2.000% due 12/01/2014		1,000	979
2.500% due 09/01/2013		6,700	6,686
2.500% due 06/01/2015		100	100
3.500% due 06/01/2020		2,200	2,274

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 06/01/2016	CAD	500	$535
4.250% due 06/01/2018		2,300	2,510

Canada Housing Trust No. 1
2.450% due 12/15/2015		900	883
4.050% due 03/15/2011		500	492
4.600% due 09/15/2011		800	802

Province of Ontario Canada
4.000% due 10/07/2019		$400	433
4.200% due 06/02/2020	CAD	200	204
4.650% due 06/02/2041		100	105
6.200% due 06/02/2031		100	124

Province of Quebec Canada
5.125% due 11/14/2016		$300	351
5.750% due 12/01/2036	CAD	1,400	1,660

			21,647

Total Canada (Cost $22,244)			23,245

DENMARK 0.3%

CORPORATE BONDS & NOTES 0.3%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	144	28

Realkredit Danmark A/S
2.000% due 01/01/2011		2,500	458
2.450% due 01/01/2038		2,113	386

Total Denmark (Cost $874)			872

FRANCE 11.2%

CORPORATE BONDS & NOTES 5.4%

BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013	EUR	600	843
4.125% due 01/24/2011		100	138
4.750% due 05/28/2013		700	1,025

Cie de Financement Foncier
1.625% due 07/23/2012		$1,000	1,004
2.125% due 04/22/2013		200	204
3.875% due 02/11/2011	EUR	1,700	2,339
4.000% due 07/21/2011		1,300	1,810
4.500% due 01/09/2013		700	1,012

Dexia Credit Local S.A.
0.778% due 01/12/2012		$1,700	1,692
2.375% due 09/23/2011		2,500	2,530
2.750% due 01/10/2014		1,000	1,023

Dexia Municipal Agency S.A.
4.750% due 06/06/2011	EUR	200	279

Vivendi S.A.
5.750% due 04/04/2013		$446	486
6.625% due 04/04/2018		100	116

			14,501

SOVEREIGN ISSUES 5.8%

France Government Bond
4.250% due 10/25/2023	EUR	1,800	2,804

France Treasury Notes
3.000% due 01/12/2011		7,900	10,842

Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		400	554
2.250% due 06/11/2012		$1,600	1,643

			15,843

Total France (Cost $30,808)			30,344

GERMANY 21.4%

CORPORATE BONDS & NOTES 1.5%

Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013	EUR	2,100	2,865

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 06/05/2014	AUD	1,100	$1,061

			3,926

SOVEREIGN ISSUES 19.9%

Republic of Germany
1.250% due 03/11/2011	EUR	400	547
2.250% due 04/10/2015		5,600	7,925
2.500% due 02/27/2015		900	1,287
3.500% due 04/08/2011		2,200	3,042
3.750% due 01/04/2019		3,300	5,048
4.000% due 01/04/2018		4,500	6,967
4.250% due 07/04/2017		2,900	4,545
4.250% due 07/04/2018		7,200	11,351
5.250% due 01/04/2011		2,900	3,999
5.500% due 01/04/2031		1,800	3,422
6.250% due 01/04/2030		1,500	3,071
6.500% due 07/04/2027		1,400	2,854

			54,058

Total Germany (Cost $53,948)			57,984

IRELAND 0.8%

ASSET-BACKED SECURITIES 0.1%

Dryden Leveraged Loan CDO 2002-II
1.368% due 08/08/2022	EUR	300	365

CORPORATE BONDS & NOTES 0.6%

German Postal Pensions Securitisation PLC
2.750% due 01/18/2011		1,100	1,508

MORTGAGE-BACKED SECURITIES 0.1%

Immeo Residential Finance PLC
1.039% due 12/15/2016		225	268

Total Ireland (Cost $2,216)			2,141

JAPAN 4.2%

MORTGAGE-BACKED SECURITIES 0.1%

JLOC Ltd.
0.500% due 02/16/2016	JPY	33,474	309

SOVEREIGN ISSUES 4.1%

Japan Government International Bond
0.200% due 02/15/2012		920,000	11,031

Total Japan (Cost $10,412)			11,340

JERSEY, CHANNEL ISLANDS 0.2%

ASSET-BACKED SECURITIES 0.2%

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	417	570

Total Jersey, Channel Islands (Cost $557)			570

LUXEMBOURG 0.4%

CORPORATE BONDS & NOTES 0.4%

Tyco Electronics Group S.A.
5.950% due 01/15/2014		$1,000	1,115

Total Luxembourg (Cost $926)			1,115

NETHERLANDS 3.5%

CORPORATE BONDS & NOTES 2.4%

ABN AMRO Bank NV
3.250% due 01/18/2013	EUR	700	984
3.750% due 01/12/2012		200	280

104	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Achmea Hypotheekbank NV
0.804% due 11/03/2014		$1,500	$1,498

Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	1,200	1,727

LeasePlan Corp. NV
3.000% due 05/07/2012		$300	310
3.250% due 05/22/2014	EUR	500	718

Royal Bank Of Scotland NV
0.992% due 03/09/2015		$1,300	1,120

			6,637

MORTGAGE-BACKED SECURITIES 0.1%

Delphinus BV
1.148% due 06/25/2066	EUR	25	34
1.179% due 11/28/2031		118	159

			193

SOVEREIGN ISSUES 1.0%

Netherlands Government International Bond
4.000% due 01/15/2011		400	550
4.500% due 07/15/2017		1,400	2,197

			2,747

Total Netherlands (Cost $9,238)			9,577

NEW ZEALAND 0.4%

CORPORATE BONDS & NOTES 0.4%

Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$900	957

Total New Zealand (Cost $899)			957

NORWAY 0.6%

CORPORATE BONDS & NOTES 0.6%

DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	1,275	1,744

Total Norway (Cost $1,972)			1,744

QATAR 0.1%

SOVEREIGN ISSUES 0.1%

Qatar Government International Bond
4.000% due 01/20/2015		$200	212

Total Qatar (Cost $200)			212

RUSSIA 0.4%

CORPORATE BONDS & NOTES 0.4%

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		$700	841
10.500% due 03/25/2014		100	120

Total Russia (Cost $955)			961

SOUTH KOREA 0.1%

SOVEREIGN ISSUES 0.1%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	255	372

Total South Korea (Cost $393)			372

SWEDEN 0.3%

CORPORATE BONDS & NOTES 0.3%

Stadshypotek AB
3.750% due 12/12/2013	EUR	400	577

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Swedbank Hypotek AB
4.625% due 05/23/2011	EUR	200	$278

Total Sweden (Cost $774)			855

SWITZERLAND 0.5%

CORPORATE BONDS & NOTES 0.5%

Transocean, Inc.
4.950% due 11/15/2015		$1,400	1,458

Total Switzerland (Cost $1,399)			1,458

UNITED KINGDOM 13.7%

ASSET-BACKED SECURITIES 0.2%

Bumper 2 S.A.
2.379% due 06/20/2022	EUR	293	400

CORPORATE BONDS & NOTES 7.0%

Bank of Scotland PLC
4.750% due 01/13/2011	AUD	2,200	2,130
5.250% due 07/24/2012		500	481

Barclays Bank PLC
10.179% due 06/12/2021		$400	534

BP Capital Markets PLC
0.422% due 04/11/2011		100	100
3.125% due 03/10/2012		200	204
3.125% due 10/01/2015 (c)		600	604

British Sky Broadcasting Group PLC
9.500% due 11/15/2018		800	1,094

HBOS PLC
6.750% due 05/21/2018		446	449

LBG Capital No.1 PLC
8.500% due 12/29/2049		2,700	2,511

LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	200	354

Lloyds TSB Bank PLC
1.534% due 04/02/2012		$600	607

Nationwide Building Society
4.125% due 02/27/2012	EUR	2,000	2,792

Pearson Dollar Finance PLC
6.250% due 05/06/2018		$1,275	1,475

Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		2,100	2,116
2.625% due 05/11/2012		800	822
3.000% due 09/08/2015	EUR	600	819

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$100	106

XL Capital Finance Europe PLC
6.500% due 01/15/2012		200	209

Yorkshire Building Society
4.000% due 11/07/2011	EUR	1,200	1,665

			19,072

MORTGAGE-BACKED SECURITIES 0.2%

Bauhaus Securities Ltd.
1.216% due 10/30/2052		8	10

Windermere CMBS PLC
0.988% due 04/24/2017	GBP	328	425

			435

SOVEREIGN ISSUES 6.3%

United Kingdom Gilt
2.750% due 01/22/2015	GBP	6,400	10,532
4.250% due 03/07/2036		500	833

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 09/07/2039	GBP	400	$666
4.500% due 03/07/2019		600	1,064
4.500% due 12/07/2042		800	1,391
4.750% due 12/07/2038		1,500	2,706

			17,192

Total United Kingdom (Cost $34,780)			37,099

UNITED STATES 27.8%

ASSET-BACKED SECURITIES 1.4%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$92	92

ACE Securities Corp.
0.306% due 12/25/2036		181	173

AFC Home Equity Loan Trust
0.966% due 12/22/2027		7	4

Amortizing Residential Collateral Trust
0.956% due 10/25/2031		9	8

Amresco Residential Securities Mortgage Loan Trust
1.196% due 06/25/2029		9	7

Bear Stearns Asset-Backed Securities Trust
0.916% due 10/25/2032		4	4

Capital Auto Receivables Asset Trust
1.707% due 10/15/2012		464	467

Countrywide Asset-Backed Certificates
0.306% due 08/25/2037		125	121
0.436% due 09/25/2036		198	158

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032		7	6

First Alliance Mortgage Loan Trust
0.487% due 12/20/2027		35	24

Ford Credit Auto Owner Trust
1.677% due 06/15/2012		188	189

Home Equity Mortgage Trust
5.500% due 01/25/2037		150	26

Mid-State Trust
8.330% due 04/01/2030		249	257

Nelnet Student Loan Trust
1.028% due 04/27/2015		52	53

Renaissance Home Equity Loan Trust
0.756% due 12/25/2033		33	27

Residential Asset Mortgage Products, Inc.
0.816% due 06/25/2032		7	5

Residential Asset Securities Corp.
0.756% due 07/25/2032		19	10

SLC Student Loan Trust
0.742% due 06/15/2017		510	511

SLM Student Loan Trust
1.998% due 04/25/2023		1,482	1,535

Structured Asset Securities Corp.
0.656% due 05/25/2034		38	34

Wells Fargo Home Equity Trust
0.486% due 10/25/2035		29	29

			3,740

CORPORATE BONDS & NOTES 9.6%

Ally Financial, Inc.
5.375% due 06/06/2011	EUR	600	825
6.875% due 08/28/2012		$600	626

American International Group, Inc.
4.875% due 03/15/2067	EUR	300	297
8.000% due 05/22/2038		500	651
8.175% due 05/15/2068		$100	101
8.250% due 08/15/2018		700	819

See Accompanying Notes	Semiannual Report	September 30, 2010	105

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AutoZone, Inc.
5.875% due 10/15/2012		$100	$109

Bank of America Corp.
4.750% due 05/23/2017	EUR	400	532
5.750% due 12/01/2017		$320	343

Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,200	1,400

Boston Scientific Corp.
6.000% due 06/15/2011		300	309
6.400% due 06/15/2016		300	327

Burlington Northern Santa Fe LLC
5.750% due 03/15/2018		446	518

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	1,000	1,199

Citigroup, Inc.
5.500% due 10/15/2014		$500	543
6.000% due 08/15/2017		1,319	1,427
6.125% due 05/15/2018		1,085	1,186

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		637	708

CNA Financial Corp.
6.000% due 08/15/2011		300	311

Computer Sciences Corp.
5.500% due 03/15/2013		637	693

DR Horton, Inc.
6.000% due 04/15/2011		300	306

Erac USA Finance LLC
5.800% due 10/15/2012		700	756

GATX Financial Corp.
5.500% due 02/15/2012		637	666

Health Care REIT, Inc.
5.875% due 05/15/2015		400	440

International Lease Finance Corp.
5.350% due 03/01/2012		200	202
5.650% due 06/01/2014		1,500	1,462
6.500% due 09/01/2014		800	862
6.750% due 09/01/2016		600	645

JPMorgan Chase & Co., Inc. CPI Linked Bond
4.854% due 02/15/2012		100	101

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		500	117
6.875% due 05/02/2018 (a)		700	168

Lennar Corp.
5.600% due 05/31/2015		500	474

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		638	707

Masco Corp.
6.125% due 10/03/2016		200	204

Merrill Lynch & Co., Inc.
1.188% due 05/30/2014	EUR	500	640
1.191% due 08/25/2014		100	126
1.226% due 03/22/2011		1,000	1,357
1.628% due 09/27/2012		700	924

Morgan Stanley
0.975% due 10/18/2016		$200	176

Sabre Holdings Corp.
7.350% due 08/01/2011		200	206

Sealed Air Corp.
5.625% due 07/15/2013		200	214

Sprint Nextel Corp.
6.000% due 12/01/2016		100	99

Standard Pacific Corp.
7.000% due 08/15/2015		500	481

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WM Covered Bond Program
3.875% due 09/27/2011	EUR	200	$278
4.375% due 05/19/2014		1,000	1,439

			25,974

MORTGAGE-BACKED SECURITIES 7.2%

American General Mortgage Loan Trust
5.150% due 03/25/2058		$989	1,018

American Home Mortgage Assets
0.446% due 05/25/2046		456	246
0.466% due 10/25/2046		324	166

American Home Mortgage Investment Trust
0.496% due 05/25/2047		393	58

Banc of America Funding Corp.
4.000% due 02/20/2036		425	396
5.500% due 08/25/2035		1,204	1,159

Banc of America Mortgage Securities, Inc.
2.944% due 05/25/2035		300	242
3.179% due 09/25/2035		500	402

BCAP LLC Trust
0.426% due 01/25/2037		341	194

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035		269	255
2.714% due 08/25/2033		9	8
2.760% due 03/25/2035		954	911
2.934% due 03/25/2035		45	44
3.013% due 05/25/2034		73	69
3.569% due 10/25/2033		38	39
4.578% due 05/25/2034		30	30
5.137% due 08/25/2035		800	797
5.347% due 05/25/2047		712	547

Bear Stearns Alt-A Trust
0.416% due 02/25/2034		83	64
2.848% due 05/25/2035		34	28
4.044% due 11/25/2035		292	167
5.316% due 11/25/2036		356	220
5.354% due 02/25/2036		918	471
6.160% due 08/25/2036		397	259

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036		224	155

Citigroup Mortgage Loan Trust, Inc.
2.560% due 08/25/2035		138	129
5.864% due 09/25/2037		727	533

Countrywide Alternative Loan Trust
0.452% due 12/20/2046		366	182
0.467% due 07/20/2046		609	281
0.536% due 02/25/2037		627	361
0.606% due 05/25/2037		88	46
1.870% due 11/25/2035		108	62
2.426% due 11/25/2035		36	21
5.250% due 06/25/2035		68	56
5.715% due 11/25/2035		594	372
5.773% due 02/25/2037		194	140
5.931% due 08/25/2036		159	158
6.000% due 04/25/2037		119	81
6.250% due 08/25/2037		77	54
6.500% due 06/25/2036		168	106

Countrywide Home Loan Mortgage Pass-Through Trust
0.636% due 09/25/2034		90	54
2.948% due 08/25/2034		251	206
2.985% due 08/25/2034		22	16
3.069% due 04/20/2035		21	21

Credit Suisse First Boston Mortgage Securities Corp.
2.682% due 08/25/2033		64	63
6.500% due 04/25/2033		11	11

Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037		288	154

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Horizon Asset Securities, Inc.
2.838% due 07/25/2033	$17	$17
2.876% due 12/25/2033	27	26

Greenpoint Mortgage Funding Trust
0.526% due 11/25/2045	18	11

GS Mortgage Securities Corp. II
0.348% due 03/06/2020	303	294

GSR Mortgage Loan Trust
2.140% due 03/25/2033	31	30
2.573% due 06/25/2034	71	66
2.900% due 09/25/2035	800	649
2.923% due 09/25/2035	270	259
3.333% due 01/25/2035	153	131

Harborview Mortgage Loan Trust
0.447% due 01/19/2038	126	79
1.220% due 12/19/2036	217	114
3.041% due 05/19/2033	107	109

Impac CMB Trust
1.256% due 07/25/2033	19	13

Indymac Index Mortgage Loan Trust
5.090% due 09/25/2035	253	200

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	151	141

JPMorgan Mortgage Trust
4.071% due 11/25/2033	35	35
5.441% due 02/25/2036	369	343

MASTR Alternative Loans Trust
0.656% due 03/25/2036	82	27

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	701	727

Merrill Lynch Mortgage Investors, Inc.
0.506% due 08/25/2036	53	35
2.570% due 02/25/2033	27	26

MLCC Mortgage Investors, Inc.
2.009% due 10/25/2035	625	572

Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	498	346

RBSCF Trust
6.216% due 12/16/2049	200	221

Residential Accredit Loans, Inc.
0.406% due 02/25/2047	210	105
0.436% due 06/25/2046	653	261

Residential Asset Securitization Trust
5.750% due 02/25/2036	55	39

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	7	7

Sequoia Mortgage Trust
0.607% due 07/20/2033	174	164

Structured Adjustable Rate Mortgage Loan Trust
2.664% due 04/25/2034	81	71
2.783% due 02/25/2034	30	29

Structured Asset Mortgage Investments, Inc.
0.466% due 05/25/2046	159	86
0.476% due 05/25/2036	388	221
0.476% due 09/25/2047	500	142
0.837% due 07/19/2034	35	31

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	31	28
5.630% due 01/25/2037	296	164

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	277	15
0.566% due 01/25/2045	85	71
0.796% due 12/25/2027	272	246
1.070% due 02/25/2047	639	378
1.680% due 05/25/2041	14	13

106	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.700% due 06/25/2033	$28	$27
3.003% due 02/27/2034	82	82
5.241% due 02/25/2037	392	296
5.259% due 12/25/2035	558	511

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.310% due 07/25/2046	135	64

Wells Fargo Mortgage-Backed Securities Trust
2.934% due 04/25/2036	501	475
4.576% due 03/25/2036	726	644

		19,693

MUNICIPAL BONDS & NOTES 0.9%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (e)	600	386

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	765	654

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	293

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	7

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	77

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	500	547

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	480	373

		2,337

	SHARES
PREFERRED SECURITIES 0.5%

DG Funding Trust
0.652% due 12/31/2049	172	1,327

SLM Corp.
3.198% due 01/16/2018	1,800	32

		1,359

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 2.3%

Fannie Mae
0.356% due 01/25/2021	$78	$78
0.456% due 10/27/2037	1,000	998
2.630% due 12/01/2034	91	95
2.753% due 11/01/2034	264	277
5.000% due 08/25/2016 - 03/25/2017	127	130
6.000% due 04/25/2043 - 07/25/2044	208	227
6.500% due 11/25/2042	248	281

Freddie Mac
0.326% due 02/01/2011 (i)	423	423
0.707% due 12/15/2031	2	2
1.586% due 10/25/2044	294	306
4.500% due 07/15/2018	117	120
5.000% due 03/15/2025	2	2

Ginnie Mae
0.857% due 02/16/2030	52	52
0.907% due 02/16/2030	46	47
3.125% due 11/20/2021 - 12/20/2026	29	30
3.250% due 01/20/2030	19	19
3.375% due 05/20/2028 - 06/20/2030	69	71
3.625% due 07/20/2022 - 09/20/2026	72	74
6.000% due 08/20/2034	720	808

Small Business Administration
5.600% due 09/01/2028	747	838
6.640% due 02/01/2011	16	16

Tennessee Valley Authority
5.880% due 04/01/2036	637	802
7.140% due 05/23/2012	637	704

		6,400

U.S. TREASURY OBLIGATIONS 5.9%

U.S. Treasury Bonds
4.250% due 05/15/2039	1,000	1,100
4.500% due 08/15/2039	900	1,030
5.500% due 08/15/2028	900	1,168

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Notes
2.375% due 07/31/2017	$400	$413
2.500% due 06/30/2017 (g)(i)	10,300	10,733
2.750% due 05/31/2017 (g)	300	317
3.250% due 12/31/2016 (g)	300	328
3.625% due 02/15/2020	800	878

		15,967

Total United States (Cost $76,276)		75,470

SHORT-TERM INSTRUMENTS 3.3%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$671	671

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $685 Repurchase proceeds are $671.)

U.S. TREASURY BILLS 2.2%
0.069% due 10/07/2010 - 10/21/2010 (d)(g)(i)	6,054	6,054

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 0.8%
	225,027	2,254

Total Short-Term Instruments (Cost $8,979)		8,979

Total Investments 104.3% (Cost $274,008)		$282,872

Written Options (k) (0.3%) (Premiums $739)		(933)

Other Assets and Liabilities (Net) (4.0%)		(10,704)

Net Assets 100.0%		$271,235

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-Issued security.
(d)	Coupon represents a weighted average yield.
(e)	Security becomes interest bearing at a future date.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $8,459 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $2,067 at a weighted average interest rate of 0.276%. On September 30, 2010, there were no open reverse repurchase agreements.
(i)	Securities with an aggregate market value of $963 and cash of $26 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Bond December Futures	Long	12/2010	138	$81
U.S. Treasury 10-Year Note December Futures	Long	12/2010	277	373
United Kingdom Government 10-Year Bond December Futures	Long	12/2010	30	(24)

				$430

See Accompanying Notes	Semiannual Report	September 30, 2010	107

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

(j)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)		Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.431%	$	100	$(1)	$0	$(1)
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	1.884%		300	(9)	0	(9)
Boston Scientific Corp.	BOA	(1.000%	)	06/20/2011	0.685%		100	0	0	0
Boston Scientific Corp.	MLP	(0.510%	)	06/20/2011	0.699%		200	0	0	0
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.689%		300	(6)	0	(6)
British Sky Broadcasting Group PLC	BCLY	(0.700%	)	12/20/2018	1.003%		800	18	0	18
Burlington Northern Santa Fe LLC	RBS	(0.510%	)	03/20/2018	0.483%		446	(1)	0	(1)
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	2.610%		637	61	0	61
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.311%		300	3	0	3
Computer Sciences Corp.	MSC	(0.620%	)	03/20/2013	0.536%		637	(2)	0	(2)
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	1.160%		200	(4)	0	(4)
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.548%		700	(34)	0	(34)
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	1.310%		637	6	0	6
Health Care REIT, Inc.	BCLY	(2.930%	)	06/20/2015	1.484%		400	(26)	0	(26)
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	3.114%		200	9	0	9
JPMorgan Chase & Co.	CSFB	(0.760%	)	12/20/2017	0.878%		500	4	0	4
Lennar Corp.	BNP	(5.000%	)	06/20/2015	4.122%		500	(20)	(16)	(4)
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	1.309%		638	9	0	9
Masco Corp.	CSFB	(0.907%	)	12/20/2016	3.041%		200	23	0	23
Pearson Dollar Finance PLC	CITI	(0.690%	)	06/20/2018	0.638%		275	(1)	0	(1)
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.638%		1,000	(29)	0	(29)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.567%		1,000	(19)	(2)	(17)
Sabre Holdings Corp.	JPM	(0.930%	)	09/20/2011	1.034%		200	0	0	0
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	1.338%		200	5	0	5
Sprint Nextel Corp.	JPM	(1.065%	)	12/20/2016	3.737%		100	14	0	14
Standard Pacific Corp.	BNP	(5.000%	)	09/20/2015	5.141%		500	1	6	(5)
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.132%		100	3	0	3
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	0.762%		1,000	(12)	80	(92)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	0.765%		200	(5)	0	(5)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.765%		100	(3)	0	(3)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	0.765%		146	(4)	0	(4)
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.214%		100	(2)	0	(2)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	1.079%		200	2	0	2

								$(20)	$68	$(88)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Australia Government Bond	BNP	1.000%	06/20/2015	0.413%	$	1,600	$44	$28	$16
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.610%		2,700	49	21	28
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%		800	15	6	9
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		900	16	6	10
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.610%		1,600	29	8	21

							$153	$69	$84

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-7 10-Year Index	BOA	(0.650%	)	12/20/2016	$	5,977	$252	$(42)	$294
CDX.IG-7 10-Year Index	MSC	(0.650%	)	12/20/2016		482	21	(3)	24
CDX.IG-8 10-Year Index	DUB	(0.600%	)	06/20/2017		5,614	246	42	204
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017		2,904	127	71	56
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017		1,549	57	58	(1)
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018		581	(7)	(20)	13
CDX.IG-10 10-Year Index	MSC	(1.500%	)	06/20/2018		484	(5)	(7)	2
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014		5,952	(27)	1	(28)

							$664	$100	$564

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a

108	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	3,000	$135	$(3)	$138
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		6,300	288	(7)	295
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		3,500	171	4	167
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		500	17	0	17
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	19	0	19
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		1,600	63	0	63
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	1,900	(2)	0	(2)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		3,200	(4)	0	(4)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		14,200	(12)	0	(12)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		11,900	9	9	0
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		5,700	56	60	(4)
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	BCLY	AUD	4,500	2	(1)	3
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	CITI		5,000	2	(2)	4
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	1,200	52	7	45
Pay	6-Month AUD Bank Bill	5.500%	12/15/2015	BCLY	AUD	4,200	5	(3)	8
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		1,400	48	6	42
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	BOA	JPY	440,000	236	96	140
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	RBS		1,380,000	742	178	564

							$1,827	$344	$1,483

(k)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	126	$30	$10

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	1,600	$14	$9
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,600	36	19
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		8,700	77	58
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		1,200	4	5
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		1,200	6	2
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,000	45	21
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		2,300	24	15
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,100	23	11
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		1,100	4	5
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		1,100	5	1
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,500	24	13
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		10,000	67	586
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		10,000	80	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,800	11	1
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		2,200	21	15
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,600	29	14
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		11,000	92	74

								$562	$849

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-14 5-Year Index	BNP	Buy	0.900%	12/15/2010	$	2,100	$6	$3
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	1,600	4	4
Put - OTC CDX.IG-14 5-Year Index	BNP	Sell	1.500%	12/15/2010	$	2,100	6	3
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010	EUR	1,600	4	3
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011	$	1,100	2	3
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	1,800	6	7
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011	$	1,100	6	5

See Accompanying Notes	Semiannual Report	September 30, 2010	109

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Credit Default Swaptions on Credit Indices (Cont.)
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	1,800	$15	$15

							$49	$43

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus BRL	BRL	1.800	10/15/2010	$	1,000	$6	$1
Call - OTC USD versus BRL		1.820	10/15/2010		2,000	14	1
Call - OTC USD versus MXN	MXN	13.550	10/15/2010		1,000	7	0
Call - OTC USD versus BRL	BRL	1.780	10/29/2010		2,900	22	6
Call - OTC USD versus MXN	MXN	12.850	10/29/2010		1,300	8	9
Call - OTC USD versus MXN		13.250	10/29/2010		2,900	22	4
Call - OTC USD versus KRW	KRW	1,200.000	10/29/2010		1,900	13	4

						$92	$25

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$	500	$6	$ 6

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2010	87	$53,500	EUR	1,100	GBP	3,500	$469
Sales	298	77,300		14,700		600	798
Closing Buys	(259)	(35,200)		0		0	(329)
Expirations	0	(1,400)		(9,000)		(4,100)	(145)
Exercised	0	(7,300)		0		0	(54)

Balance at 09/30/2010	126	$86,900	EUR	6,800	GBP	0	$739

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	630	10/2010	BNP	$6	$0	$6
Sell		373	10/2010	CITI	0	(21)	(21)
Buy		269	10/2010	CSFB	9	0	9
Sell		1,029	10/2010	CSFB	0	(62)	(62)
Sell		11,858	10/2010	DUB	0	(930)	(930)
Buy		549	10/2010	RBS	19	0	19
Buy	BRL	57	10/2010	JPM	2	0	2
Buy		888	12/2010	HSBC	18	0	18
Sell		444	12/2010	JPM	0	(9)	(9)
Buy		102	12/2010	RBS	1	0	1
Sell		444	12/2010	RBS	0	(9)	(9)
Buy	CAD	928	11/2010	BCLY	31	0	31
Buy		308	11/2010	BNP	0	(1)	(1)
Sell		50	11/2010	CSFB	0	0	0
Sell		14,658	11/2010	DUB	87	0	87
Sell		6,898	11/2010	RBS	41	0	41
Buy	CNY	7,440	11/2010	BCLY	6	(4)	2
Sell		2,900	11/2010	BCLY	0	(9)	(9)
Buy		285	11/2010	CITI	0	0	0
Buy		292	11/2010	DUB	0	0	0
Sell		2,543	11/2010	DUB	0	(2)	(2)
Sell		2,678	11/2010	HSBC	0	(1)	(1)
Buy		567	11/2010	JPM	0	0	0
Sell		1,556	11/2010	JPM	0	(1)	(1)
Buy		2,545	11/2010	MSC	0	(4)	(4)
Sell		2,866	11/2010	RBS	0	(9)	(9)
Buy		3,905	11/2010	UBS	4	0	4
Sell		2,896	01/2011	BCLY	0	(10)	(10)
Buy		3,619	01/2011	BOA	2	0	2
Sell		8,270	01/2011	CITI	0	(26)	(26)
Buy		12,401	01/2011	HSBC	10	0	10
Buy		5,017	01/2011	JPM	4	0	4

110	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CNY	8,494	01/2011	JPM	$0	$(27)	$(27)
Buy		4,951	01/2011	MSC	2	0	2
Buy		2,013	04/2011	BCLY	1	0	1
Buy		1,033	04/2011	CSFB	0	0	0
Buy		648	04/2011	HSBC	0	0	0
Buy		781	04/2011	JPM	0	0	0
Buy		3,376	04/2011	MSC	1	0	1
Buy		5,271	06/2011	BCLY	13	0	13
Buy		3,257	06/2011	DUB	1	(2)	(1)
Buy		2,866	06/2011	HSBC	9	0	9
Buy		4,011	06/2011	JPM	0	0	0
Buy		10,348	06/2011	RBS	29	0	29
Buy		2,113	09/2011	BOA	5	0	5
Buy		2,085	09/2011	CITI	5	0	5
Buy		6,030	09/2011	HSBC	14	0	14
Buy		12,090	09/2011	JPM	32	0	32
Sell	DKK	2,153	11/2010	RBS	0	(16)	(16)
Buy	EUR	28,643	10/2010	BCLY	177	0	177
Sell		73,489	10/2010	BCLY	0	(6,643)	(6,643)
Buy		311	10/2010	BOA	19	0	19
Sell		19,421	10/2010	CITI	0	(1,836)	(1,836)
Buy		2,739	10/2010	CSFB	243	0	243
Sell		368	10/2010	CSFB	0	(34)	(34)
Buy		12,160	10/2010	HSBC	56	0	56
Sell		4,630	10/2010	MSC	0	(398)	(398)
Buy		13,429	10/2010	RBC	19	0	19
Buy		25,689	10/2010	RBS	158	0	158
Sell		24,778	11/2010	BCLY	0	(114)	(114)
Sell		2,958	11/2010	CITI	0	(107)	(107)
Buy		1,532	11/2010	CSFB	9	0	9
Sell		12,160	11/2010	HSBC	0	(54)	(54)
Sell		14,934	11/2010	MSC	30	0	30
Sell		13,429	11/2010	RBC	0	(17)	(17)
Sell		24,822	11/2010	RBS	1	(27)	(26)
Sell	GBP	238	12/2010	BCLY	3	0	3
Sell		7,668	12/2010	CITI	0	(134)	(134)
Sell		1,644	12/2010	GSC	0	(22)	(22)
Sell		3,713	12/2010	UBS	0	(55)	(55)
Sell	HKD	88	10/2010	BNP	0	0	0
Sell		88	10/2010	CITI	0	0	0
Buy	IDR	977,300	11/2010	BCLY	9	0	9
Buy		973,000	11/2010	CITI	9	0	9
Buy		481,730	11/2010	DUB	3	0	3
Buy		5,287,460	11/2010	HSBC	8	0	8
Buy		1,113,420	07/2011	CITI	1	0	1
Buy		2,315,330	07/2011	HSBC	4	0	4
Buy	INR	36,294	11/2010	DUB	13	0	13
Buy		25	03/2011	HSBC	0	0	0
Buy		26	03/2011	JPM	0	0	0
Buy		30	03/2011	UBS	0	0	0
Buy	JPY	42,374	11/2010	CITI	0	(1)	(1)
Sell		564,436	12/2010	BCLY	0	(60)	(60)
Buy		11,401	12/2010	BOA	4	0	4
Sell		512,732	12/2010	CSFB	0	(46)	(46)
Buy	KRW	149,541	11/2010	BCLY	3	0	3
Sell		76,789	11/2010	BCLY	0	(2)	(2)
Buy		127,963	11/2010	BNP	2	0	2
Buy		472,296	11/2010	BOA	10	0	10
Sell		60,329	11/2010	BOA	0	(2)	(2)
Buy		655,148	11/2010	CITI	13	0	13
Sell		400,225	11/2010	CITI	0	(4)	(4)
Buy		233,836	11/2010	DUB	4	0	4
Buy		11,730	11/2010	GSC	0	0	0
Buy		233,743	11/2010	HSBC	4	0	4
Buy		263,021	11/2010	JPM	1	(1)	0
Buy		381,083	11/2010	MSC	3	0	3
Sell		198,900	11/2010	MSC	0	(7)	(7)
Buy		227,752	11/2010	RBS	3	0	3
Sell		199,985	11/2010	RBS	0	(6)	(6)
Buy		380,786	01/2011	BCLY	0	(1)	(1)
Buy	MXN	9,816	02/2011	BCLY	6	0	6
Buy	MYR	9	10/2010	CITI	0	0	0
Buy		5	10/2010	DUB	0	0	0
Buy	NOK	4,240	11/2010	CITI	26	0	26
Sell	PHP	57	11/2010	BCLY	0	0	0

See Accompanying Notes	Semiannual Report	September 30, 2010	111

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	57,761	11/2010	CITI	$13	$0	$13
Sell		56	11/2010	CITI	0	0	0
Buy		50,063	11/2010	HSBC	11	0	11
Buy		113	11/2010	UBS	0	0	0
Buy	SEK	967	11/2010	BOA	5	0	5
Sell		1,100	11/2010	CITI	0	(7)	(7)
Sell	SGD	59	03/2011	BCLY	0	(1)	(1)
Buy		114	03/2011	GSC	1	0	1
Buy	TWD	9	10/2010	BCLY	0	0	0
Buy		20	10/2010	CITI	0	0	0
Buy		51	01/2011	DUB	0	0	0
Buy		31	01/2011	JPM	0	0	0
Buy		48	01/2011	MSC	0	0	0
Buy		26	01/2011	UBS	0	0	0

					$1,223	$(10,722)	$(9,499)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Australia
Corporate Bonds & Notes	$0	$14,786	$0	$14,786
Mortgage-Backed Securities	0	2,791	0	2,791
Canada
Asset-Backed Securities	0	1,187	0	1,187
Corporate Bonds & Notes	0	411	0	411
Sovereign Issues	0	21,647	0	21,647
Denmark
Corporate Bonds & Notes	0	872	0	872
France
Corporate Bonds & Notes	0	14,501	0	14,501
Sovereign Issues	0	15,843	0	15,843
Germany
Corporate Bonds & Notes	0	3,926	0	3,926
Sovereign Issues	0	54,058	0	54,058
Ireland
Asset-Backed Securities	0	365	0	365
Corporate Bonds & Notes	0	1,508	0	1,508
Mortgage-Backed Securities	0	268	0	268
Japan
Mortgage-Backed Securities	0	309	0	309
Sovereign Issues	0	11,031	0	11,031
Jersey, Channel Islands
Asset-Backed Securities	0	570	0	570
Luxembourg
Corporate Bonds & Notes	0	1,115	0	1,115
Netherlands
Corporate Bonds & Notes	0	6,637	0	6,637
Mortgage-Backed Securities	0	193	0	193
Sovereign Issues	0	2,747	0	2,747
New Zealand
Corporate Bonds & Notes	0	957	0	957
Norway
Corporate Bonds & Notes	0	1,744	0	1,744
Qatar
Sovereign Issues	0	212	0	212
Russia
Corporate Bonds & Notes	0	961	0	961
South Korea
Sovereign Issues	0	372	0	372

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Sweden
Corporate Bonds & Notes	$0	$855	$0	$855
Switzerland
Corporate Bonds & Notes	0	1,458	0	1,458
United Kingdom
Asset-Backed Securities	0	400	0	400
Corporate Bonds & Notes	0	19,072	0	19,072
Mortgage-Backed Securities	0	435	0	435
Sovereign Issues	0	17,192	0	17,192
United States
Asset-Backed Securities	0	3,740	0	3,740
Corporate Bonds & Notes	0	25,974	0	25,974
Mortgage-Backed Securities	0	19,457	236	19,693
Municipal Bonds & Notes	0	2,337	0	2,337
Preferred Securities	32	0	1,327	1,359
U.S. Government Agencies	0	6,400	0	6,400
U.S. Treasury Obligations	0	15,967	0	15,967
Short-Term Instruments
Repurchase Agreements	0	671	0	671
U.S. Treasury Bills	0	6,054	0	6,054
PIMCO Short-Term Floating NAV Portfolio	2,254	0	0	2,254
Investments, at value	$2,286	$279,023	$1,563	$282,872

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	833	0	833
Foreign Exchange Contracts	0	1,223	0	1,223
Interest Rate Contracts	454	1,506	0	1,960
	$454	$3,562	$0	$4,016

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(273)	(43)	(316)
Foreign Exchange Contracts	0	(10,747)	0	(10,747)
Interest Rate Contracts	(24)	(882)	(6)	(912)
	$(24)	$(11,902)	$(49)	$(11,975)

Totals	$2,716	$270,683	$1,514	$274,913

112	PIMCO Funds	International Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Australia
Mortgage-Backed Securities	$1,195	$0	$(151)	$0	$(6)	$57	$0	$(1,095)	$0	$0
Jersey, Channel Islands
Asset-Backed Securities	679	0	(107)	0	(4)	2	0	(570)	0	0
United States
Mortgage-Backed Securities	1,100	219	(94)	0	0	46	0	(1,035)	236	18
Preferred Securities	1,402	0	0	0	0	(75)	0	0	1,327	(75)

Investments, at value	$4,376	$219	$(352)	$0	$(10)	$30	$0	$(2,700)	$1,563	$(57)

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(49)	0	0	6	0	0	(43)	6
Interest Rate Contracts	0	0	(6)	0	0	0	0	0	(6)	0

	$0	$0	$(55)	$0	$0	$6	$0	$0	$(49)	$6

Totals	$4,376	$219	$(407)	$0	$(10)	$36	$0	$(2,700)	$1,514	$(51)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$1,223	$0	$0	$0	$1,223
Unrealized appreciation on swap agreements	1,506	0	833	0	0	2,339

	$1,506	$1,223	$833	$0	$0	$3,562

Liabilities:
Written options outstanding	$865	$25	$43	$0	$0	$933
Variation margin payable(2)	106	0	0	0	0	106
Unrealized depreciation on foreign currency contracts	0	10,722	0	0	0	10,722
Unrealized depreciation on swap agreements	23	0	273	0	0	296

	$994	$10,747	$316	$0	$0	$12,057

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$5,585	$145	$(391)	$0	$0	$5,339
Net realized gain on foreign currency transactions	0	4,350	0	0	0	4,350

	$5,585	$4,495	$(391)	$0	$0	$9,689

See Accompanying Notes	Semiannual Report	September 30, 2010	113

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

September 30, 2010 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$640	$21	$670	$0	$0	$1,331
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(9,923)	0	0	0	(9,923)

	$640	$(9,902)	$670	$0	$0	$(8,592)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $430 as reported in the Notes to Schedule of Investments.

114	PIMCO Funds	International Bond Funds	See Accompanying Notes

Notes to Financial Statements

September 30, 2010 (Unaudited)

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class and Class D shares (the “Institutional Classes”) of eight funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows;

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or

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Notes to Financial Statements (Cont.)

liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment fund will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair market value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances which daily market quotes are not readily available investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that uses significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the

116	PIMCO Funds	International Bond Funds

September 30, 2010 (Unaudited)

period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the

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Notes to Financial Statements (Cont.)

collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2010 are disclosed in the Notes to the Schedules of Investments.

(g) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(h) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(i) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(j) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

118	PIMCO Funds	International Bond Funds

September 30, 2010 (Unaudited)

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into asset, credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

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Notes to Financial Statements (Cont.)

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Asset Swap Agreements  Asset swaps combine an interest rate swap with a bond and are used to alter the cash flow profile of a bond. Asset swaps can be used to transform the cash flow characteristics of reference assets, so that a Fund can hedge the currency, credit, and interest rate risks to create synthetic investments with more suitable cash flow characteristics. An asset swap package involves transactions in which a Fund acquires a bond position and then enters into an interest rate swap with the bank that sold a Fund the bond. This transforms the fixed coupon of the bond into a LIBOR based floating coupon.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2010 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the

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counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated

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Notes to Financial Statements (Cont.)

in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of

Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Funds have filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, Funds that had exposure to Lehman Brothers Special Financing Inc., have entered into a settlement agreement and those Funds that owed money to Lehman Brothers Special Financing Inc. have paid such amounts pursuant to the terms of the settlement agreement.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B, C and R Classes	Class D(1)	Class P
PIMCO Developing Local Markets Fund	0.45%	0.40%	0.40%	0.55%	0.80%	0.50%
PIMCO Emerging Local Bond Fund	0.45%	0.45%	0.45%	0.65%	0.90%	0.55%
PIMCO Emerging Markets and Infrastructure Bond Fund	0.85%	0.40%	N/A	N/A	N/A	N/A
PIMCO Emerging Markets Bond Fund	0.45%	0.38%	0.38%	0.55%	0.80%	0.48%
PIMCO Foreign Bond Fund (Unhedged)	0.25%	0.25%	0.25%	0.45%	0.65%	0.35%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.25%	0.45%	0.65%	0.35%
PIMCO Global Bond Fund (Unhedged)	0.25%	0.30%	0.30%	N/A	0.70%	N/A
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.30%	0.45%	N/A	0.40%

(1)

As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2010.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

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September 30, 2010 (Unaudited)

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2010, AGID received $13,356,081 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO Emerging Markets and Infrastructure Bond Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class
PIMCO Emerging Markets and Infrastructure Bond Fund	1.25%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2010, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Emerging Markets and Infrastructure Bond Fund	$54

Each unaffiliated Trustee receives an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2010, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Developing Local Markets Fund	$484,425	$32,293
PIMCO Emerging Local Bond Fund	107,284	90,628
PIMCO Emerging Markets and Infrastructure Bond Fund	6,177	54,488
PIMCO Emerging Markets Bond Fund	161,241	156,770
PIMCO Foreign Bond Fund (Unhedged)	66,994	5,889
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	73,558	26,932
PIMCO Global Bond Fund (Unhedged)	8,157	1,866
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	5,328	108

Each Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended September 30, 2010 (amounts in thousands):

Fund Name	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain
PIMCO Developing Local Markets Fund	$656,773	$1,571,153	$1,770,100	$71	$458,361	$1,353	$472
PIMCO Emerging Local Bond Fund	133,891	1,639,649	1,352,900	(9)	420,908	649	277
PIMCO Emerging Markets and Infrastructure Bond Fund	4,313	76,313	72,800	0	7,831	13	5
PIMCO Emerging Markets Bond Fund	185,490	709,599	854,500	0	40,692	199	104
PIMCO Foreign Bond Fund (Unhedged)	5,075	795,626	732,900	0	67,824	126	22
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	27,878	1,271,265	1,292,200	0	6,992	265	49
PIMCO Global Bond Fund (Unhedged)	7,408	360,969	360,900	0	7,518	69	42
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	130	90,317	88,200	0	2,254	17	7

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Notes to Financial Statements (Cont.)

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2010, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Developing Local Markets Fund	$59,044	$71,788	$1,086,953	$474,408
PIMCO Emerging Local Bond Fund	6,030	8,662	2,026,907	604,508
PIMCO Emerging Markets and Infrastructure Bond Fund	36,346	27,738	223,409	152,084
PIMCO Emerging Markets Bond Fund	1,568,484	1,298,663	983,992	540,088
PIMCO Foreign Bond Fund (Unhedged)	115,287	122,724	8,263,045	8,261,762
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	53,762	72,772	5,455,782	5,004,046
PIMCO Global Bond Fund (Unhedged)	148,031	90,080	2,062,468	2,126,594
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	88,725	75,632	188,630	176,286

11. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Developing Local Markets Fund				PIMCO Emerging Local Bond Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	135,928	$1,353,167	152,344	$1,508,356	167,622	$1,730,507	147,270	$1,454,392
Class P	3,471	35,696	8,384	80,611	49,396	504,867	6,960	69,742
Administrative Class	47	477	652	6,490	7,071	73,375	26,210	263,870
Class D	7,425	75,174	24,146	235,213	23,444	243,984	53,309	522,929
Other Classes	4,899	49,508	17,915	174,491	21,702	226,952	17,214	170,186
Issued as reinvestment of distributions
Institutional Class	2,203	22,297	3,245	31,324	6,388	66,868	7,422	70,590
Class P	11	115	15	152	424	4,487	25	249
Administrative Class	5	47	8	74	639	6,665	312	3,146
Class D	174	1,758	428	4,161	1,374	14,366	1,075	10,691
Other Classes	147	1,491	362	3,503	493	5,175	332	3,266
Cost of shares redeemed
Institutional Class	(88,898)	(906,429)	(142,166)	(1,301,555)	(56,386)	(597,327)	(161,286)	(1,439,840)
Class P	(3,317)	(32,985)	(1,007)	(9,971)	(4,694)	(48,972)	(300)	(3,024)
Administrative Class	(44)	(449)	(702)	(6,616)	(8,551)	(89,377)	(2,376)	(23,863)
Class D	(7,832)	(78,635)	(14,859)	(145,880)	(8,258)	(84,975)	(6,149)	(60,999)
Other Classes	(8,011)	(80,612)	(15,718)	(148,882)	(4,102)	(42,550)	(2,545)	(24,997)
Net increase resulting from Fund share transactions	46,208	$440,620	33,047	$431,471	196,562	$2,014,045	87,473	$1,016,338

124	PIMCO Funds	International Bond Funds

September 30, 2010 (Unaudited)

	PIMCO Emerging Markets and Infrastructure Bond Fund				PIMCO Emerging Markets Bond Fund
	Six Months Ended 09/30/2010		Period from 07/01/2009 to 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	7,158	$81,547	14,528	$159,426	59,341	$649,148	81,925	$811,096
Class P	0	0	0	0	9,374	102,257	7,554	75,151
Administrative Class	0	0	0	0	1,748	19,303	562	5,626
Class D	0	0	0	0	15,461	170,153	17,129	170,675
Other Classes	0	0	0	0	18,069	198,282	24,021	241,168
Issued as reinvestment of distributions
Institutional Class	417	4,738	236	2,598	3,074	33,615	7,884	77,930
Class P	0	0	0	0	140	1,547	88	894
Administrative Class	0	0	0	0	40	439	68	673
Class D	0	0	0	0	518	5,678	931	9,301
Other Classes	0	0	0	0	907	9,918	1,685	16,812
Cost of shares redeemed
Institutional Class	(131)	(1,483)	(362)	(3,959)	(50,799)	(557,111)	(114,386)	(1,114,345)
Class P	0	0	0	0	(1,987)	(21,719)	(1,302)	(13,255)
Administrative Class	0	0	0	0	(465)	(5,049)	(421)	(4,172)
Class D	0	0	0	0	(5,743)	(62,940)	(9,348)	(95,139)
Other Classes	0	0	0	0	(8,735)	(94,858)	(14,925)	(147,452)
Net increase resulting from Fund share transactions	7,444	$84,802	14,402	$158,065	40,943	$448,663	1,465	$34,963

	PIMCO Foreign Bond Fund (Unhedged)				PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	34,834	$360,454	103,598	$1,013,579	44,786	$475,085	69,417	$690,380
Class P	2,192	22,828	6,538	63,379	2,912	30,854	5,220	51,289
Administrative Class	242	2,587	6,906	60,438	556	5,945	815	8,170
Class D	6,835	70,927	26,056	259,539	18,034	191,801	13,182	133,297
Other Classes	6,773	70,462	22,116	218,021	11,074	117,566	11,557	115,979
Issued as reinvestment of distributions
Institutional Class	1,665	17,318	4,295	41,573	1,850	19,747	11,295	112,603
Class P	21	217	31	311	32	347	102	1,018
Administrative Class	18	187	531	4,652	23	244	182	1,806
Class D	276	2,869	572	5,577	248	2,658	906	9,065
Other Classes	246	2,562	688	6,646	257	2,733	1,569	15,680
Cost of shares redeemed
Institutional Class	(36,590)	(371,729)	(63,957)	(615,535)	(26,156)	(278,546)	(137,567)	(1,330,610)
Class P	(953)	(9,720)	(903)	(9,112)	(1,086)	(11,588)	(1,059)	(10,584)
Administrative Class	(1,041)	(10,449)	(77,114)	(687,561)	(542)	(5,789)	(2,372)	(23,910)
Class D	(6,749)	(68,436)	(9,873)	(97,430)	(5,028)	(53,452)	(4,872)	(48,366)
Other Classes	(7,224)	(73,631)	(13,376)	(128,455)	(5,626)	(59,868)	(12,577)	(122,364)
Net increase (decrease) resulting from Fund share transactions	545	$16,446	6,108	$135,622	41,334	$437,737	(44,202)	$(396,547)

Semiannual Report	September 30, 2010	125

Notes to Financial Statements (Cont.)

-	PIMCO Global Bond Fund (Unhedged)				PIMCO Global Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	10,601	$103,650	25,884	$243,479	3,176	$31,460	7,111	$67,517
Class P	0	0	0	0	193	1,905	406	3,776
Administrative Class	3,942	39,291	4,618	43,789	79	806	18	172
Class D	465	4,556	1,257	12,083	0	0	0	0
Other Classes	0	0	0	0	1,845	18,330	2,420	22,932

Issued as reinvestment of distributions
Institutional Class	827	8,142	3,973	37,475	181	1,810	839	7,901
Class P	0	0	0	0	2	24	5	41
Administrative Class	214	2,108	1,032	9,745	0	3	1	7
Class D	10	99	20	195	0	0	0	0
Other Classes	0	0	0	0	30	308	192	1,806

Cost of shares redeemed
Institutional Class	(19,378)	(188,373)	(26,492)	(241,880)	(2,411)	(24,018)	(3,934)	(36,348)
Class P	0	0	0	0	(141)	(1,395)	(43)	(407)
Administrative Class	(1,849)	(17,742)	(4,449)	(40,542)	(1)	(8)	(3)	(34)
Class D	(211)	(2,022)	(299)	(2,726)	0	0	0	0
Other Classes	0	0	0	0	(1,320)	(13,075)	(1,392)	(12,962)
Net increase (decrease) resulting from Fund share transactions	(5,379)	$(50,291)	5,544	$61,618	1,633	$16,150	5,620	$54,401

12.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

13.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax position for all open tax years, and concluded that the adoptions had no effect on the Funds’ financial position or results of operations. As of September 30, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

126	PIMCO Funds	International Bond Funds

September 30, 2010 (Unaudited)

As of September 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO Developing Local Markets Fund	$94,131	$(14,862)	$79,269
PIMCO Emerging Local Bond Fund	421,634	(24,334)	397,300
PIMCO Emerging Markets and Infrastructure Bond Fund	8,243	(1,440)	6,803
PIMCO Emerging Markets Bond Fund	362,053	(6,637)	355,416
PIMCO Foreign Bond Fund (Unhedged)	138,339	(88,468)	49,871
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	215,152	(56,262)	158,890
PIMCO Global Bond Fund (Unhedged)	51,480	(29,577)	21,903
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	14,274	(5,410)	8,864

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, accelerated recognition of unrealized gain on certain futures, options and forward contracts and differences between book and tax realized and unrealized gain/loss on swap contracts for federal income tax purposes.

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Funds’ financial statements.

Semiannual Report	September 30, 2010	127

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PLN	Polish Zloty
BRL	Brazilian Real	HUF	Hungarian Forint	RON	Romanian New Leu
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	THB	Thai Baht
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD	United States Dollar
EGP	Egyptian Pound	NOK	Norwegian Krone	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
AID	Agency International Development	KLIBOR	Kuala Lumpur Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security	WIBOR	Warsaw Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security

128	PIMCO Funds	International Bond Funds

Privacy Policy

(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2010	129

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements; and Approval of the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement for PIMCO CommoditiesPLUS™ Fund, PIMCO CommoditiesPLUS™ Short Strategy Fund and PIMCO High Yield Spectrum Fund

At a meeting held on August 16-17, 2010, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2011. The Board also considered and approved for an additional one-year term through August 31, 2011, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2011; and (ii) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2011.

The Board of the Trust, including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of the PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, at a meeting on February 23, 2010, and on behalf of PIMCO High Yield Spectrum Fund, at a meeting on August 17, 2010 (together with PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds and, if available, information about the fees charged and services provided by PIMCO to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of New Funds’ Agreements. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to New Funds’ Agreements.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 16-17, 2010 meeting. The independent Trustees also met with counsel to the Trust on August 5, 2010 to discuss the materials presented.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2010 and August 17, 2010 meetings.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies,

130	PIMCO Funds	International Bond Funds

(Unaudited)

procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trusts and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts.

The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers. The Trustees also considered new services or service enhancements PIMCO has implemented since the Agreements were last renewed in 2009, including PIMCO Retail Oversight (“PRO”), a “Pricing Portal” to streamline and automate certain pricing functions, a quality management system, security fair valuation enhancements required by FAS 157, additional money market fund oversight and reporting, improved review of BFDS’ large trade processing, and web-hosting of prospectuses and other regulatory documents.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund, PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3.	Investment Performance

As the New Funds had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2010 and other performance data, as available, for the period ended June 30, 2010 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2010 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 16-17, 2010 meeting. The Board noted that, as of May 31, 2010, the Institutional Class of 73%, 74% and 73% of the Funds outperformed its Lipper category median over the three-year, five-year and 10-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in each class’s different distribution and servicing expenses. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 10 years of performance history, over 80% outperformed the relative benchmark indexes on a net-of-fees basis over the 10-year period ended May 31, 2010, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer, nearly 90% all of the Institutional Class assets have outperformed the relative benchmark indexes net of fees, noting, however, the impact of PIMCO Total Return Fund’s size on this data. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going

Semiannual Report	September 30, 2010	131

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO StocksPLUS® TR Short Strategy Fund and eventually to reduce the supervisory and administrative fee for certain classes of a number of Funds in connection with the consolidation of all administrative services with PIMCO.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the PIMCO CommoditiesPLUS Strategy Fund and PIMCO High Yield Spectrum Fund, the Board reviewed data comparing the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with a similar investment strategy. At the time the Board considered PIMCO CommoditiesPLUS Short Strategy Fund’s advisory fees, PIMCO did not manage any separate accounts or other products with investment strategies similar to PIMCO CommoditiesPLUS Short Strategy Fund and, thus, no comparative fee information was considered.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the total expenses for 52% of the Funds’ Class A shares and for 93% of the Funds’ Institutional Class shares fall below or are equal to the median total expense of their respective Lipper Expense Group. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

132	PIMCO Funds	International Bond Funds

(Unaudited)

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the New Funds are newly organized, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board also considered that economies of scale may be reflected in the Funds’ share class structure, including that the Funds offer Institutional Class shares on third-party platforms that impose high investment minimums. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets. The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structure were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of the Fund’s shareholders.

The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

Semiannual Report	September 30, 2010	133

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PS27588 SAR 093010

Item 2.	Code of Ethics.

The information required by this item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund) is included as part of the annual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its annual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Total Return Fund

September 30, 2010 (Unaudited)

Complete Schedule of Investments

Schedule of Investments  PIMCO Total Return Fund

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

American General Finance Corp.
7.250% due 04/21/2015		$315,500	$317,595

CIT Group, Inc.
6.250% due 08/11/2015		55,952	56,503

Dex One Corp.
9.000% due 10/24/2014		1,450	1,237
9.225% due 10/24/2014		1,218	1,039

Ford Motor Co.
3.010% due 12/15/2013		33,539	32,942
3.050% due 12/15/2013		17,165	16,860

Fresenius Medical Care Capital Trust
1.664% due 03/31/2013		2	2

International Lease Finance Corp.
6.750% due 03/17/2015		40,000	40,707
7.000% due 03/17/2016		41,146	41,793

Sensata Technologies BV
2.143% due 04/27/2013		13	12
2.231% due 04/27/2013		4,824	4,651

Texas Competitive Electric Holdings Co. LLC
3.758% due 10/10/2014		30,015	23,244
4.033% due 10/10/2014		164	127
4.065% due 10/10/2014		2,079	1,618

Valeant Pharmaceuticals International
5.500% due 09/27/2016		5,000	5,051

Vodafone Group PLC
6.875% due 08/11/2015		139,000	137,527

Yell Group
4.006% due 07/31/2014		27,890	16,017

Total Bank Loan Obligations (Cost $705,606)			696,925

CORPORATE BONDS & NOTES 27.2%

BANKING & FINANCE 20.4%

21st Century Insurance Group
5.900% due 12/15/2013		160	167

Abbey National Capital Trust I
8.963% due 12/29/2049		10,000	10,909

Abbey National Sterling Capital PLC
11.500% due 01/04/2017	GBP	200	414

ABN AMRO North American Holding Preferred Capital Repackage Trust I
6.523% due 12/29/2049		$15,000	13,650

Ace INA Holdings, Inc.
5.700% due 02/15/2017		50	56
5.875% due 06/15/2014		3,400	3,868

Aflac, Inc.
6.900% due 12/17/2039		31,000	34,261

AIG Life Holdings U.S., Inc.
6.625% due 02/15/2029		56,950	57,804
7.500% due 07/15/2025		15,080	16,060

AIG SunAmerica Global Financing X
6.900% due 03/15/2032		19,896	20,493

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		22,200	23,295
6.103% due 06/27/2012		28,025	29,406
7.700% due 08/07/2013		31,300	34,605
8.700% due 08/07/2018		91,600	113,018

Allstate Corp.
5.000% due 08/15/2014		70	78
6.125% due 12/15/2032		150	165
6.125% due 05/15/2037		5,200	4,862
6.500% due 05/15/2067		8,000	7,460

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$166,800	$184,481

Ally Credit Canada Ltd.
6.000% due 05/23/2012	EUR	19,065	26,900
6.625% due 12/17/2010	GBP	4,200	6,664

Ally Financial, Inc.
0.000% due 12/01/2012		$13,000	11,533
2.497% due 12/01/2014		10,300	9,220
5.250% due 01/15/2014		61	58
5.375% due 06/06/2011		62,655	63,673
5.375% due 06/06/2011	EUR	19,900	27,671
5.700% due 10/15/2013		$15	14
5.700% due 12/15/2013		312	298
5.850% due 05/15/2013		60	58
5.850% due 06/15/2013		80	77
5.900% due 12/15/2013		194	187
5.900% due 01/15/2019		146	126
5.900% due 02/15/2019		404	349
5.900% due 10/15/2019		86	74
6.000% due 04/01/2011		24,000	24,134
6.000% due 12/15/2011		90,591	93,321
6.000% due 05/23/2012		23,418	24,003
6.000% due 12/15/2013		111	107
6.000% due 02/15/2019		751	654
6.000% due 03/15/2019		7,350	6,400
6.000% due 04/15/2019		1,821	1,585
6.000% due 09/15/2019		569	493
6.050% due 08/15/2019		411	360
6.050% due 10/15/2019		919	798
6.100% due 09/15/2019		55	48
6.125% due 10/15/2019		156	136
6.150% due 09/15/2013		50	48
6.150% due 11/15/2013		25	24
6.150% due 12/15/2013		35	34
6.150% due 08/15/2019		1,312	1,154
6.150% due 09/15/2019		303	266
6.150% due 10/15/2019		1,244	1,088
6.200% due 11/15/2013		154	149
6.200% due 04/15/2019		656	580
6.250% due 07/15/2013		230	224
6.250% due 10/15/2013		111	108
6.250% due 11/15/2013		170	165
6.250% due 02/15/2016		280	261
6.250% due 12/15/2018		170	152
6.250% due 01/15/2019		279	247
6.250% due 04/15/2019		1,887	1,694
6.250% due 05/15/2019		513	458
6.250% due 07/15/2019		991	880
6.300% due 03/15/2013		20	20
6.300% due 10/15/2013		160	156
6.300% due 11/15/2013		135	131
6.300% due 03/15/2016		25	24
6.300% due 08/15/2019		193	172
6.350% due 02/15/2016		75	70
6.350% due 04/15/2016		234	220
6.350% due 10/15/2016		60	56
6.350% due 04/15/2019		244	218
6.350% due 07/15/2019		553	494
6.375% due 01/15/2014		120	117
6.400% due 03/15/2013		50	49
6.400% due 03/15/2016		50	47
6.400% due 12/15/2018		43	39
6.400% due 11/15/2019		1,306	1,161
6.500% due 02/15/2013		105	103

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 03/15/2013	$117	$115
6.500% due 04/15/2013	190	187
6.500% due 05/15/2013	228	224
6.500% due 06/15/2013	20	20
6.500% due 08/15/2013	50	49
6.500% due 11/15/2013	388	384
6.500% due 02/15/2016	15	14
6.500% due 03/15/2016	167	159
6.500% due 09/15/2016	436	411
6.500% due 10/15/2016	751	709
6.500% due 06/15/2018	1,605	1,454
6.500% due 12/15/2018	802	722
6.500% due 05/15/2019	817	747
6.550% due 10/15/2016	450	426
6.550% due 12/15/2019	35	31
6.600% due 08/15/2016	5,162	4,910
6.600% due 06/15/2019	266	243
6.625% due 05/15/2012	111,550	115,588
6.650% due 02/15/2013	46	45
6.650% due 04/15/2016	109	104
6.650% due 06/15/2018	42	39
6.650% due 10/15/2018	436	400
6.700% due 05/15/2014	55	54
6.700% due 06/15/2014	263	257
6.700% due 08/15/2016	125	119
6.700% due 06/15/2018	1,745	1,630
6.700% due 11/15/2018	15	14
6.700% due 06/15/2019	456	419
6.700% due 12/15/2019	60	54
6.750% due 09/15/2012	1,490	1,472
6.750% due 10/15/2012	1,102	1,090
6.750% due 04/15/2013	73	72
6.750% due 06/15/2014	95	93
6.750% due 12/01/2014	80,500	83,300
6.750% due 07/15/2016	226	216
6.750% due 08/15/2016	1,683	1,609
6.750% due 09/15/2016	534	510
6.750% due 11/15/2016	105	100
6.750% due 03/15/2018	194	184
6.750% due 07/15/2018	421	395
6.750% due 09/15/2018	200	185
6.750% due 10/15/2018	80	74
6.750% due 11/15/2018	340	312
6.750% due 05/15/2019	2,186	2,015
6.750% due 06/15/2019	341	313
6.800% due 04/15/2013	20	20
6.800% due 09/15/2016	10	10
6.800% due 09/15/2018	31	29
6.800% due 10/15/2018	97	90
6.850% due 04/15/2016	200	193
6.850% due 05/15/2016	60	58
6.850% due 07/15/2016	50	48
6.850% due 05/15/2018	121	115
6.875% due 09/15/2011	392,565	404,816
6.875% due 08/28/2012	284,040	297,218
6.875% due 10/15/2012	987	978
6.875% due 08/15/2016	1,712	1,644
6.875% due 07/15/2018	40	38
6.900% due 06/15/2017	40	39
6.900% due 07/15/2018	290	273
6.900% due 08/15/2018	70	66
6.950% due 06/15/2017	100	97
7.000% due 02/01/2012	46,113	48,130
7.000% due 02/01/2012 (m)	89,085	92,225

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000S)	(000S)
7.000% due 10/15/2012	$892	$886
7.000% due 12/15/2012	856	850
7.000% due 01/15/2013	947	946
7.000% due 08/15/2013	97	96
7.000% due 05/15/2016	269	261
7.000% due 08/15/2016	64	62
7.000% due 11/15/2016	377	365
7.000% due 12/15/2016	215	208
7.000% due 06/15/2017	45	44
7.000% due 07/15/2017	55	54
7.000% due 02/15/2018	893	861
7.000% due 03/15/2018	310	298
7.000% due 05/15/2018	199	188
7.000% due 08/15/2018	95	90
7.000% due 02/15/2021	191	174
7.000% due 09/15/2021	376	341
7.000% due 11/15/2024	11,557	10,377
7.050% due 03/15/2018	1,090	1,051
7.050% due 04/15/2018	398	382
7.100% due 01/15/2013	255	255
7.125% due 08/15/2012	9,553	9,511
7.125% due 12/15/2012	304	302
7.125% due 10/15/2017	161	158
7.150% due 11/15/2012	264	263
7.150% due 06/15/2016	297	290
7.150% due 09/15/2018	174	165
7.150% due 03/15/2025	90	81
7.200% due 10/15/2017	610	602
7.250% due 03/02/2011	116,933	119,205
7.250% due 08/15/2012	5,893	5,875
7.250% due 06/15/2016	375	369
7.250% due 09/15/2017	1,813	1,789
7.250% due 01/15/2018	908	891
7.250% due 04/15/2018	2,653	2,579
7.250% due 08/15/2018	5,087	4,877
7.250% due 09/15/2018	49	47
7.250% due 01/15/2025	2,346	2,126
7.250% due 02/15/2025	297	269
7.300% due 12/15/2017	102	101
7.300% due 01/15/2018	1,953	1,922
7.350% due 04/15/2018	466	456
7.375% due 11/15/2016	5,047	4,998
7.375% due 04/15/2018	227	222
7.400% due 12/15/2017	990	982
7.500% due 10/15/2012	145	145
7.500% due 12/31/2013	91,241	97,856
7.500% due 05/15/2016	555	551
7.500% due 11/15/2016	8,510	8,444
7.500% due 08/15/2017	752	738
7.500% due 11/15/2017	147	147
7.500% due 12/15/2017	2,450	2,443
7.500% due 09/15/2020	253,800	271,566
7.500% due 03/15/2025	50	46
7.625% due 11/15/2012	151	151
7.750% due 10/15/2012	123	123
7.750% due 10/15/2017	118	118
8.000% due 10/15/2017	117	117
8.000% due 11/15/2017	144	144
8.000% due 03/15/2020	10,000	10,950
8.000% due 11/01/2031	71,670	75,628
8.125% due 11/15/2017	196	196
8.250% due 03/15/2017	40	40
8.300% due 02/12/2015	142,000	155,135

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)
9.000% due 07/15/2015		$276	$277
9.000% due 07/15/2020		154	154

American Express Bank FSB
0.386% due 05/29/2012		17,325	17,172
0.407% due 06/12/2012		34,783	34,451
0.557% due 06/12/2017		10,000	9,091
5.500% due 04/16/2013		247,440	269,548
6.000% due 09/13/2017		330,700	377,756

American Express Centurion Bank
0.407% due 06/12/2012		1,300	1,288
5.200% due 11/26/2010		3,476	3,498
5.550% due 10/17/2012		12,800	13,795
6.000% due 09/13/2017		309,600	353,654

American Express Co.
5.250% due 09/12/2011		600	624
5.500% due 09/12/2016		335	381
6.150% due 08/28/2017		55,475	63,963
6.800% due 09/01/2066		7,489	7,545
7.000% due 03/19/2018		344,854	415,958
7.250% due 05/20/2014		12,500	14,674
8.125% due 05/20/2019		500	647
8.150% due 03/19/2038		90	127

American Express Credit Corp.
0.376% due 02/24/2012		3,000	2,981
0.408% due 10/04/2010		44,560	44,560
0.417% due 06/16/2011		41,317	41,258
0.438% due 12/02/2010		124,073	124,092
5.125% due 08/25/2014		19,000	21,073
5.375% due 10/01/2014	GBP	250	419
5.875% due 05/02/2013		$161,310	177,680
6.625% due 09/24/2012	GBP	100	169
7.300% due 08/20/2013		$115	132

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011		51,700	51,306
5.250% due 11/21/2011		44,909	46,786

American General Capital II
8.500% due 07/01/2030		79,800	82,593

American General Finance Corp.
0.542% due 12/15/2011		103,645	96,573
0.649% due 08/17/2011		135,742	126,426
3.250% due 01/16/2013	EUR	6,000	7,032
4.000% due 03/15/2011		$63,600	63,600
4.125% due 11/29/2013	EUR	26,950	31,194
4.625% due 06/22/2011		79,229	105,169
4.875% due 07/15/2012		$54,005	51,305
5.200% due 12/15/2011		12,000	11,700
5.375% due 10/01/2012		50,025	47,586
5.400% due 12/01/2015		15,554	12,599
5.500% due 12/15/2012		1,000	922
5.625% due 08/17/2011		82,950	82,535
5.850% due 06/01/2013		19,117	17,731
5.900% due 09/15/2012 (m)		68,230	65,501
6.900% due 12/15/2017		176,100	147,924

American General Institutional Capital A
7.570% due 12/01/2045		10,000	9,450

American Honda Finance Corp.
1.041% due 06/20/2011		25,000	25,120

American International Group, Inc.
0.000% due 10/15/2037		200,000	25,500
0.000% due 01/18/2047		135,329	11,697
0.391% due 03/20/2012		107,300	103,985
0.494% due 10/22/2012	JPY	5,000,000	52,515
0.635% due 10/18/2011		$88,850	87,569
1.021% due 07/19/2013	EUR	16,600	20,821

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)
1.034% due 04/26/2011	EUR	20,750	$28,158
1.280% due 03/23/2012	SEK	54,000	7,462
1.400% due 04/03/2012	JPY	5,600,000	64,529
1.490% due 12/21/2011		11,900,000	139,121
2.875% due 06/20/2011	CHF	20,000	20,365
2.875% due 04/16/2015		5,735	5,413
4.000% due 09/20/2011	EUR	92,200	125,960
4.250% due 05/15/2013		$160,790	166,820
4.375% due 04/26/2016	EUR	14,650	18,960
4.700% due 10/01/2010		$78,147	78,147
4.875% due 03/15/2067	EUR	33,350	32,962
4.900% due 06/02/2014	CAD	46,586	43,670
4.950% due 03/20/2012		$161,470	168,534
5.000% due 06/26/2017	EUR	23,250	29,999
5.000% due 04/26/2023	GBP	18,500	23,894
5.050% due 10/01/2015		$146,211	149,501
5.375% due 10/18/2011		91,830	95,274
5.450% due 05/18/2017		267,310	273,324
5.600% due 10/18/2016		123,171	126,250
5.750% due 03/15/2067	GBP	48,400	55,503
5.850% due 01/16/2018		$315,832	328,465
5.950% due 10/04/2010	GBP	7,600	11,939
6.250% due 05/01/2036		$222,815	217,245
6.250% due 03/15/2037		2,200	1,898
8.000% due 05/22/2038	EUR	55,950	72,842
8.000% due 05/22/2068		61,300	79,807
8.175% due 05/15/2068		$792,222	798,164
8.250% due 08/15/2018		552,405	646,314
8.625% due 05/22/2038	GBP	100,000	150,021
8.625% due 05/22/2068		172,350	258,561

Ameriprise Financial, Inc.
5.350% due 11/15/2010		$4	4

Amsouth Bank
5.200% due 04/01/2015 (q)		5,000	4,976

Anadarko Finance Co.
6.750% due 05/01/2011 (m)		30,930	31,892
7.500% due 05/01/2031		400	434

ANZ National International Ltd.
6.200% due 07/19/2013		231,250	257,193

ASB Finance Ltd.
0.953% due 02/13/2012	EUR	700	946

Asian Development Bank
5.820% due 06/16/2028		$1,100	1,306

ASIF Global Financing XIX
4.900% due 01/17/2013		10,493	10,782

ASIF II
5.125% due 01/28/2013	GBP	11,482	18,387

ASIF III Jersey Ltd.
4.750% due 09/11/2013	EUR	17,479	24,702
5.500% due 03/07/2011		17,329	23,914

Australia & New Zealand Banking Group Ltd.
4.750% due 12/07/2018	GBP	300	488

AXA S.A.
6.463% due 12/29/2049		$800	702

BAC Capital Trust VI
5.625% due 03/08/2035		7,200	6,786

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	72,050	90,235

BAC Capital Trust XIV
5.630% due 09/29/2049		$345	251

BAC Capital Trust XV
1.097% due 06/01/2056		10	6

Banco del Estado de Chile
4.125% due 10/07/2020 (d)		38,000	37,711

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)

Banco do Brasil S.A.
4.500% due 01/22/2015		$32,500	$34,247
6.000% due 01/22/2020		10,000	11,200

Banco Santander Totta S.A.
1.161% due 12/09/2015	EUR	100	132

Bank of America Corp.
0.622% due 09/15/2014		$15,400	14,695
0.706% due 08/15/2016		82,800	74,671
0.786% due 10/14/2016		45,000	40,204
0.792% due 09/11/2012		100	99
0.835% due 02/02/2011	GBP	20,000	31,366
4.000% due 03/28/2018	EUR	3,550	4,784
4.250% due 10/01/2010		$48	48
4.750% due 08/15/2013		500	528
4.750% due 05/23/2017	EUR	11,000	14,631
4.750% due 05/06/2019		3,000	4,139
5.120% due 02/14/2017	AUD	11,000	9,104
5.125% due 11/15/2014		$125	135
5.200% due 03/15/2018		100	100
5.250% due 12/01/2015		275	291
5.250% due 11/09/2016	GBP	100	160
5.375% due 08/15/2011		$2,000	2,081
5.375% due 09/11/2012		250	267
5.500% due 12/04/2019	GBP	500	818
5.625% due 10/14/2016		$185	200
5.625% due 07/01/2020		250	265
5.650% due 05/01/2018		73,040	77,506
5.750% due 12/01/2017		70,810	75,818
6.000% due 09/01/2017		221,105	239,745
6.125% due 09/15/2021	GBP	200	333
6.500% due 08/01/2016		$5,855	6,595
7.000% due 06/15/2016	EUR	8,250	12,827
7.250% due 10/15/2025		$200	226
7.375% due 05/15/2014		108,775	125,162
7.400% due 01/15/2011		29,276	29,812
7.625% due 06/01/2019		13,190	15,667
7.800% due 09/15/2016		2,000	2,322

Bank of America Institutional Capital A
8.070% due 12/31/2026		4,400	4,587

Bank of America N.A.
0.572% due 06/15/2016		108,360	96,834
5.300% due 03/15/2017		500	515
6.000% due 10/15/2036		70,100	69,870
6.100% due 06/15/2017		5,600	5,996

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,700	129,806

Bank of Montreal
2.850% due 06/09/2015		134,500	141,767

Bank of New York Mellon Corp.
6.375% due 04/01/2012		200	216

Bank of Nova Scotia
1.450% due 07/26/2013		3,000	3,035
2.250% due 01/22/2013		48,000	49,414

Bank of Scotland PLC
0.352% due 12/08/2010		19,400	19,390
5.250% due 02/21/2017		100	109
5.500% due 06/15/2012		12,000	12,861
5.625% due 05/23/2013	EUR	3,900	5,626
7.281% due 05/29/2049	GBP	50	67
7.286% due 05/29/2049		50	70

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	2,600	3,548

Bank One Capital III
8.750% due 09/01/2030		$325	395

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)

Bank One Corp.
4.900% due 04/30/2015		$20,000	$21,637
5.900% due 11/15/2011		12,500	13,182
7.750% due 07/15/2025		200	245

BankAmerica Capital II
8.000% due 12/15/2026		10	10

Barclays Bank PLC
5.000% due 09/22/2016		900	987
5.200% due 07/10/2014		4,400	4,884
5.250% due 05/27/2014	EUR	50	74
5.450% due 09/12/2012		$200,200	216,914
5.750% due 08/17/2021	GBP	750	1,278
6.000% due 01/23/2018	EUR	900	1,347
6.050% due 12/04/2017		$271,211	294,554
6.750% due 05/22/2019		700	833
6.860% due 09/29/2049		6,410	6,122
7.434% due 09/29/2049		90,125	92,829
7.500% due 12/29/2049	EUR	350	477
8.550% due 09/29/2049		$1,300	1,342
10.179% due 06/12/2021		489,977	654,580
14.000% due 11/29/2049	GBP	321,290	634,678

Barrick International Barbados Corp.
5.750% due 10/15/2016		$9,900	11,309

BB&T Corp.
4.750% due 10/01/2012		145	154

Bear Stearns Cos. LLC
0.489% due 11/28/2011		9,062	9,070
0.639% due 02/23/2012		1,000	995
0.652% due 10/22/2010		12,800	12,803
0.729% due 11/21/2016		13,706	12,838
1.185% due 07/27/2012	EUR	24,000	32,370
1.540% due 11/30/2011	JPY	2,000,000	24,246
4.500% due 10/28/2010		$8,215	8,237
5.300% due 10/30/2015		20,500	22,906
5.350% due 02/01/2012		405	428
5.500% due 08/15/2011		10,325	10,765
5.550% due 01/22/2017		1,355	1,480
6.400% due 10/02/2017		236,829	276,248
6.950% due 08/10/2012		563,980	623,676
7.250% due 02/01/2018		181,065	220,885

BFC Finance Corp.
7.375% due 12/01/2017		916	1,105

Block Financial LLC
7.875% due 01/15/2013		53,100	57,653

BM&FBovespa S.A.
5.500% due 07/16/2020		16,500	17,648

BNP Paribas
5.186% due 06/29/2049		3,950	3,743
5.954% due 07/29/2049	GBP	450	664
7.195% due 06/29/2049		$25,500	25,500

BNY Mellon N.A.
4.750% due 12/15/2014		50	56

Boeing Capital Corp.
6.100% due 03/01/2011		300	307

BPCE S.A.
6.117% due 10/29/2049	EUR	300	357

BTMU Curacao Holdings NV
1.051% due 11/29/2049	JPY	1,000,000	11,965

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$29,500	19,542

C5 Capital SPV Ltd.
6.196% due 12/29/2049		15,000	9,893

Caelus Re Ltd.
6.549% due 06/07/2011		25,000	25,282

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		$89,000	$91,309

Capital One Bank USA N.A.
8.800% due 07/15/2019		115,000	147,215

Capital One Capital V
10.250% due 08/15/2039		33,225	36,174

Capital One Capital VI
8.875% due 05/15/2040		19,950	21,097

Capital One Financial Corp.
5.700% due 09/15/2011		7,000	7,297
6.150% due 09/01/2016		8,462	9,294
6.250% due 11/15/2013		193	215
6.750% due 09/15/2017		260,575	313,637
7.375% due 05/23/2014		13,012	15,207

Caterpillar Financial Services Corp.
4.850% due 12/07/2012		300	325
5.050% due 12/01/2010		35	35
5.450% due 04/15/2018		25	29
6.209% due 06/29/2012	AUD	39,500	38,132

CBA Capital Trust II
6.024% due 03/29/2049		$7,465	7,458

Chambers Descendants Trust
12.000% due 08/15/2018 (q)		66,607	67,834

Charter One Bank N.A.
6.375% due 05/15/2012		6,350	6,733

Chubb Corp.
6.375% due 03/29/2067		6,000	5,970
6.500% due 05/15/2038		10,000	12,258

CIT Group, Inc.
7.000% due 05/01/2013		63,113	63,744
7.000% due 05/01/2014		67,758	67,927
7.000% due 05/01/2015		36,858	36,766
7.000% due 05/01/2016		31,430	31,116
7.000% due 05/01/2017		44,495	43,772

Citicorp
7.250% due 10/15/2011		12,413	13,063

CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	11,116

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	900	1,079

Citigroup Capital XXI
8.300% due 12/21/2077		$423,796	447,105

Citigroup, Inc.
0.417% due 03/16/2012		90,174	88,668
0.418% due 03/07/2014		21,000	19,705
0.452% due 05/18/2011 (m)		90,200	90,118
0.562% due 06/09/2016		142,900	121,254
0.844% due 08/10/2011	GBP	17,261	26,686
1.024% due 03/05/2014	EUR	20,000	25,535
1.039% due 06/28/2013		10,600	13,735
2.076% due 05/15/2018		$1,750	1,682
2.384% due 08/13/2013		188,800	190,286
3.625% due 11/30/2017	EUR	1,650	2,162
4.250% due 02/25/2030		60,000	67,827
4.750% due 05/19/2015		$125	132
4.750% due 05/31/2017	EUR	11,500	15,247
4.750% due 02/10/2019		20,975	28,100
4.875% due 05/07/2015		$46,805	48,634
5.000% due 09/15/2014		65,515	68,131
5.000% due 08/02/2019	EUR	100	140
5.100% due 09/29/2011		$43,550	45,265
5.125% due 12/12/2018	GBP	450	677
5.250% due 02/27/2012		$20,166	21,191
5.300% due 10/17/2012		202,850	216,248

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)
5.500% due 08/27/2012		$181,317	$193,234
5.500% due 04/11/2013		732,235	786,212
5.500% due 10/15/2014		81	88
5.500% due 02/15/2017		5,625	5,818
5.625% due 08/27/2012		31,217	33,005
5.850% due 07/02/2013		24,500	26,517
5.850% due 12/11/2034		3,600	3,639
5.875% due 07/01/2024	GBP	10,150	15,080
5.875% due 02/22/2033		$75	72
5.875% due 05/29/2037		2,240	2,237
6.000% due 02/21/2012		1,100	1,167
6.000% due 08/15/2017		87,742	94,955
6.010% due 01/15/2015		35,663	39,256
6.125% due 11/21/2017		175,640	192,139
6.125% due 05/15/2018		160,120	174,961
6.375% due 08/12/2014		75	83
6.393% due 03/06/2023	EUR	70,100	101,508
6.400% due 03/27/2013		8,000	11,816
6.500% due 08/19/2013		$217,776	240,788
6.875% due 03/05/2038		15	17
8.125% due 07/15/2039		179,649	227,656
8.500% due 05/22/2019		91,646	113,487

CNA Financial Corp.
5.850% due 12/15/2014		38,500	41,317
6.000% due 08/15/2011		28,500	29,552
6.500% due 08/15/2016		6,250	6,797

Comerica Bank
0.439% due 05/24/2011		10,500	10,453

Commonwealth Bank of Australia
2.400% due 01/12/2012		700	717

Compass Bank
6.400% due 10/01/2017		25,000	26,517

Corp. Andina de Fomento
5.750% due 01/12/2017		165	180
6.875% due 03/15/2012		55	59
8.125% due 06/04/2019		40	50

Countrywide Financial Corp.
0.858% due 05/07/2012 (m)		39,000	38,688
1.291% due 11/23/2010	EUR	50,640	69,738
5.800% due 06/07/2012		$258,685	274,921
6.250% due 05/15/2016		25,255	27,227

Countrywide Home Loans, Inc.
4.000% due 03/22/2011		68,709	69,805

Credit Agricole S.A.
5.136% due 12/29/2049	GBP	250	342
6.637% due 05/29/2049		$38,647	35,370
7.589% due 01/29/2049	GBP	150	231

Credit Suisse
5.000% due 05/15/2013		$231,700	252,625
6.000% due 02/15/2018		115	127

Credit Suisse USA, Inc.
0.576% due 08/16/2011		11,595	11,611
5.125% due 08/15/2015		55	62
5.375% due 03/02/2016		250	283
5.500% due 08/16/2011		400	417
5.500% due 08/15/2013		100	111
6.125% due 11/15/2011		9,300	9,843
7.125% due 07/15/2032		40	52

Danske Bank A/S
2.500% due 05/10/2012		100	102
4.878% due 05/29/2049	EUR	8,000	10,275
5.684% due 12/29/2049	GBP	17,100	23,370

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)

DBS Bank Ltd.
0.596% due 05/16/2017		$22,000	$21,466
5.000% due 11/15/2019		8,000	8,644

Deutsche Bank AG
1.169% due 02/17/2015		11,700	11,448
4.875% due 05/20/2013		275,385	299,381
6.000% due 09/01/2017		365,050	421,436

Dexia Credit Local
2.000% due 03/05/2013		21,700	21,880

Dexia Credit Local S.A.
0.961% due 04/29/2014		732,000	729,703
2.750% due 01/10/2014		123,770	126,673
2.750% due 04/29/2014		128,800	132,512

DnB NOR Bank ASA
6.012% due 03/29/2049	GBP	100	155
7.250% due 06/23/2020		50	91

East Lane Re Ltd.
6.466% due 05/06/2011		$45,000	45,747

European Bank for Reconstruction & Development
6.000% due 02/14/2012	RUB	7,000	234

European Investment Bank
1.250% due 09/20/2012	JPY	44,700	547
4.000% due 10/15/2037	EUR	300	457
4.625% due 05/15/2014		$77	86
5.125% due 09/13/2016		39	46

FCE Bank PLC
7.125% due 01/16/2012	EUR	219,150	309,960
7.125% due 01/15/2013		239,850	340,872
7.875% due 02/15/2011	GBP	61,400	98,025

FIA Card Services N.A.
6.625% due 06/15/2012		$10,000	10,658
7.125% due 11/15/2012 (q)		12,585	13,726

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		21,106	22,504

Fifth Third Bancorp
0.711% due 12/20/2016		29,030	25,684
6.250% due 05/01/2013		100,180	109,777

First Union Capital I
7.935% due 01/15/2027		4,405	4,530

First Union Institutional Capital II
7.850% due 01/01/2027		9,500	9,894

Fleet Capital Trust V
1.291% due 12/18/2028		800	579

FleetBoston Financial Corp.
6.700% due 07/15/2028		1,200	1,260

FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018		202	230

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		147,700	147,737
5.542% due 06/15/2011		155,985	160,080
6.625% due 08/15/2017		50,000	53,349
7.000% due 10/01/2013		31,700	34,033
7.250% due 10/25/2011		28,300	29,715
7.375% due 02/01/2011		33,235	33,853
7.500% due 08/01/2012		289,016	306,921
7.800% due 06/01/2012		70,876	75,411
8.000% due 06/01/2014		10,825	11,851
8.000% due 12/15/2016		175,319	198,499
8.125% due 01/15/2020		7,000	8,057
8.625% due 11/01/2010		23,300	23,414
8.700% due 10/01/2014		31,900	35,830

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)
9.875% due 08/10/2011		$24,800	$26,273
12.000% due 05/15/2015		58,225	73,427

Fortis Bank Nederland NV
1.249% due 06/10/2011	EUR	500	681
3.000% due 04/17/2012		100	140

Fortis Bank S.A.
4.625% due 10/29/2049		300	368

Foundation Re II Ltd.
7.119% due 11/26/2010		$44,250	44,361

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		1,600	1,832

GATX Financial Corp.
5.500% due 02/15/2012		7,080	7,398
6.273% due 06/15/2011		10,355	10,622

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		87,500	105,149
10.500% due 03/25/2014		100,200	120,440

GE Capital UK Funding
5.875% due 11/04/2020	GBP	200	349
6.000% due 04/11/2013		84	144
8.000% due 01/14/2039		300	650

General Electric Capital Corp.
0.421% due 03/20/2014		$200	192
0.421% due 06/20/2014		38,000	35,935
0.431% due 12/20/2013		5,000	4,799
0.442% due 09/15/2014		1,100	1,051
0.552% due 09/15/2014		14	14
0.568% due 05/08/2013		400	392
0.604% due 05/11/2016		4,900	4,520
0.724% due 10/06/2015		13,500	12,615
0.731% due 01/08/2016		45,900	42,637
0.815% due 05/05/2026		29,950	23,456
1.239% due 05/22/2013		3,305	3,299
4.625% due 09/15/2066	EUR	10,200	11,402
4.875% due 03/04/2015		$350	385
5.375% due 12/18/2040	GBP	200	315
5.400% due 02/15/2017		$6,400	7,061
5.500% due 09/15/2066	GBP	150	212
5.500% due 09/15/2067	EUR	171,850	202,062
5.625% due 09/15/2017		$565	632
5.625% due 05/01/2018		2,292	2,548
5.875% due 01/14/2038		548,287	558,752
6.375% due 11/15/2067		249,800	250,737
6.500% due 09/15/2067	GBP	4,500	6,601
6.750% due 03/15/2032		$250	279
6.875% due 01/10/2039		248,176	285,960
8.125% due 05/15/2012		250	274

General Electric Capital Services, Inc.
7.500% due 08/21/2035		76,700	94,634

Genworth Financial, Inc.
6.500% due 06/15/2034		160	149
6.515% due 05/22/2018		15,000	15,318
7.700% due 06/15/2020		15,000	15,909

Genworth Global Funding Trusts
0.452% due 12/15/2010		6,160	6,161
0.516% due 05/15/2012		12,000	11,665
0.716% due 04/15/2014		500	449

Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		21,000	22,258

Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		22,700	18,160

GMAC International Finance BV
7.500% due 04/21/2015	EUR	61,000	85,445

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden West Financial Corp.
4.750% due 10/01/2012		$100	$106

Goldman Sachs Capital I
6.345% due 02/15/2034		750	725

Goldman Sachs Capital II
5.793% due 06/01/2043		25,200	21,514

Goldman Sachs Group, Inc.
0.604% due 02/06/2012		78,765	78,291
0.740% due 03/22/2016		37,425	34,647
0.889% due 09/29/2014		12,500	12,175
0.912% due 07/22/2015		6,006	5,652
0.931% due 10/07/2011		2,700	2,699
1.028% due 01/12/2015		20,000	19,153
1.090% due 10/04/2012	EUR	3,500	4,577
1.198% due 02/04/2013		12,100	15,993
1.199% due 11/15/2014		200	255
1.241% due 05/23/2016		5,600	6,870
1.246% due 05/18/2015		19,740	24,920
1.246% due 01/30/2017		38,200	45,874
1.404% due 08/12/2015 (q)		50,000	62,963
3.625% due 08/01/2012		$120	125
4.750% due 07/15/2013		500	537
4.750% due 01/28/2014	EUR	1,800	2,564
5.000% due 01/15/2011		$1,500	1,518
5.125% due 04/24/2013	EUR	500	716
5.125% due 01/15/2015		$12	13
5.250% due 04/01/2013		82	89
5.300% due 02/14/2012		11,630	12,237
5.350% due 01/15/2016		17,755	19,552
5.375% due 02/15/2013	EUR	29,845	42,756
5.450% due 11/01/2012		$446	481
5.500% due 11/15/2014		148	163
5.625% due 01/15/2017		250	265
5.700% due 09/01/2012		2,395	2,579
5.750% due 10/01/2016		1,200	1,335
5.950% due 01/18/2018		314,565	346,011
5.950% due 01/15/2027		190	191
6.000% due 05/01/2014		200	223
6.125% due 02/15/2033		20,010	21,838
6.150% due 04/01/2018		356,590	396,133
6.250% due 09/01/2017		421,600	473,218
6.375% due 05/02/2018	EUR	13,400	20,485
6.450% due 05/01/2036		$155	156
6.600% due 01/15/2012		12,975	13,834
6.750% due 10/01/2037		320,024	333,692
7.500% due 02/15/2019		38,393	45,751

Green Valley Ltd.
4.410% due 01/10/2011	EUR	3,850	5,223

Hartford Financial Services Group, Inc.
8.125% due 06/15/2068		$1,000	1,018

Hartford Life Global Funding Trusts
0.472% due 06/16/2014		400	376

HBOS Capital Funding LP
6.071% due 06/29/2049		10,000	8,900

HBOS PLC
0.489% due 09/30/2016		3,000	2,523
0.493% due 09/06/2017		2,971	2,461
1.054% due 03/29/2016	EUR	14,953	17,972
1.079% due 03/21/2017		700	812
1.188% due 09/01/2016		1,231	1,470
6.750% due 05/21/2018		$258,638	260,231

HCP, Inc.
5.625% due 02/28/2013		3,225	3,447
5.650% due 12/15/2013		2,530	2,721

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.950% due 09/15/2011		$10,550	$10,969
6.000% due 01/30/2017		1,700	1,818
6.300% due 09/15/2016		13,000	14,145
6.700% due 01/30/2018		27,900	30,746

Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	5,498

Hidden Ridge Facility Trustee
5.750% due 01/01/2021		8,826	9,050

HSBC Bank USA N.A.
4.625% due 04/01/2014		75	80
5.875% due 11/01/2034		3,000	3,139
6.000% due 08/09/2017		14,400	16,234

HSBC Capital Funding LP
4.610% due 12/29/2049		400	383
10.176% due 12/29/2049		66,160	87,185

HSBC Finance Capital Trust IX
5.911% due 11/30/2035		7,900	7,456

HSBC Finance Corp.
0.727% due 06/01/2016		28,100	25,591
2.021% due 10/20/2010		26,300	26,305
6.375% due 11/27/2012		2,500	2,735
7.000% due 05/15/2012		315	341

HSBC Holdings PLC
6.375% due 10/18/2022	GBP	400	688
6.500% due 05/20/2024		350	638
6.500% due 05/02/2036		$192,600	215,132
6.500% due 09/15/2037		111,000	124,897

HSBC USA, Inc.
0.938% due 01/29/2049		5,000	4,975

ILFC E-Capital Trust I
5.900% due 12/21/2065		32,706	21,586

ILFC E-Capital Trust II
6.250% due 12/21/2065		36,420	24,766

ING Bank NV
1.089% due 03/30/2012		2,700	2,692
1.157% due 01/13/2012		58,000	57,978
2.625% due 02/09/2012		17,200	17,588
3.900% due 03/19/2014		2,600	2,840
6.875% due 05/29/2023	GBP	250	422

Inter-American Development Bank
5.750% due 12/22/2010	AUD	1,950	1,886

International Bank for Reconstruction & Development
5.000% due 04/01/2016		$69	81

International Lease Finance Corp.
0.846% due 07/15/2011		39,270	37,970
0.863% due 07/01/2011		73,795	71,270
0.877% due 07/13/2012		10,630	9,838
1.274% due 08/15/2011	EUR	54,150	71,233
4.750% due 01/13/2012		$44,803	45,027
4.950% due 02/01/2011		28,044	28,184
5.000% due 09/15/2012		36,095	36,095
5.125% due 11/01/2010		69,787	69,961
5.250% due 01/10/2013		15,000	14,869
5.300% due 05/01/2012		106,650	107,450
5.350% due 03/01/2012		148,054	149,720
5.400% due 02/15/2012		130,911	132,220
5.450% due 03/24/2011		83,245	83,973
5.550% due 09/05/2012		12,665	12,744
5.625% due 09/20/2013		34,397	33,924
5.750% due 06/15/2011		151,296	152,809
5.875% due 05/01/2013		8,475	8,517
6.375% due 03/25/2013		31,615	31,931
6.625% due 11/15/2013		33,742	33,995
6.750% due 09/01/2016		143,800	154,585

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intesa Sanpaolo SpA
5.500% due 12/19/2016	GBP	80	$123
8.047% due 06/29/2049	EUR	19,700	26,990

iStar Financial, Inc.
5.150% due 03/01/2012		$10,000	8,600
5.950% due 10/15/2013		10,000	8,025

Jackson National Life Funding LLC
0.699% due 08/06/2011		31,600	31,598

John Deere Capital Corp.
4.950% due 12/17/2012		85	92
5.650% due 07/25/2011		9,000	9,371
7.000% due 03/15/2012		175	190

JPMorgan Chase & Co.
0.616% due 11/01/2012 (m)		3,500	3,477
1.039% due 09/30/2013		28,300	28,408
1.128% due 09/26/2013	EUR	36,675	48,771
3.700% due 01/20/2015		$2,500	2,644
4.500% due 01/15/2012		4,000	4,184
4.750% due 05/01/2013		753	817
4.750% due 03/01/2015		300	328
4.875% due 03/15/2014		645	701
5.125% due 09/15/2014		14,015	15,386
5.250% due 05/01/2015		700	768
5.600% due 06/01/2011		132	136
5.750% due 01/02/2013		40,135	43,713
6.000% due 01/15/2018		166,085	189,950
6.125% due 06/27/2017		15	17
6.300% due 04/23/2019		85,600	99,366
6.400% due 05/15/2038		40,898	49,104
6.625% due 03/15/2012		1,300	1,399

JPMorgan Chase & Co., Inc. CPI Linked Bond
4.854% due 02/15/2012		600	605

JPMorgan Chase Bank N.A.
0.622% due 06/13/2016		30,965	29,376
5.375% due 09/28/2016	GBP	250	424
5.875% due 06/13/2016		$20	23
6.000% due 10/01/2017		319,700	363,419

JPMorgan Chase Capital XIII
1.239% due 09/30/2034		25	19

JPMorgan Chase Capital XV
5.875% due 03/15/2035		12,135	11,873

JPMorgan Chase Capital XX
6.550% due 09/15/2066		48,900	49,727

JPMorgan Chase Capital XXI
1.416% due 01/15/2087		25,400	18,373

JPMorgan Chase Capital XXIII
1.376% due 05/15/2077		4,278	3,105

JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		50,000	51,482

KeyBank N.A.
1.016% due 11/21/2011	EUR	59,600	78,621
7.413% due 05/06/2015		$91,450	102,748

KeyCorp
1.091% due 11/22/2010	EUR	23,795	32,667
6.500% due 05/14/2013		$100,000	109,681

Kimco Realty Corp.
5.700% due 05/01/2017		2,000	2,198

Korea Exchange Bank
4.875% due 01/14/2016		3,000	3,209

Kreditanstalt fuer Wiederaufbau
1.250% due 06/15/2012 (m)		640,000	648,708
4.000% due 01/27/2020 (m)		138,600	153,294
4.875% due 06/17/2019		23,600	27,828

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Landwirtschaftliche Rentenbank
4.875% due 11/16/2015		$175	$201

LBG Capital No.1 PLC
6.439% due 05/23/2020	EUR	2,000	2,399
7.375% due 03/12/2020		495	634
7.588% due 05/12/2020	GBP	6,800	9,988
7.625% due 10/14/2020	EUR	5,005	6,516
7.867% due 12/17/2019	GBP	11,000	16,329
7.869% due 08/25/2020		30,200	45,069
7.875% due 11/01/2020		$83,887	83,048
8.000% due 12/29/2049		63,970	59,492
8.500% due 12/29/2049		54,900	51,057
11.040% due 03/19/2020	GBP	18,553	31,768

LBG Capital No.2 PLC
8.875% due 02/07/2020	EUR	5,000	6,884
9.125% due 07/15/2020	GBP	3,233	4,970
9.334% due 02/07/2020		19,901	32,044
15.000% due 12/21/2019	EUR	3,700	6,651
15.000% due 12/21/2019	GBP	400	826

LeasePlan Corp. NV
3.000% due 05/07/2012		$205,000	211,897
3.250% due 05/22/2014	EUR	1,200	1,722

Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)	JPY	900,000	1,752
1.150% due 10/26/2010 (a)		300,000	582
2.500% due 10/13/2010 (a)	CHF	6,380	1,534
3.011% due 12/23/2010 (a)		$100	22
4.850% due 09/03/2013 (a)(q)	CAD	15,770	2,771
5.163% due 10/25/2011 (a)	EUR	500	159
5.316% due 04/05/2011 (a)		615	196
5.625% due 01/24/2013 (a)		$152,570	35,854
5.750% due 01/03/2017 (a)		200	0
6.000% due 01/25/2013 (a)	GBP	10,650	4,224
6.200% due 09/26/2014 (a)		$49,670	11,238
6.375% due 05/10/2011 (a)	EUR	1,000	322
6.625% due 01/18/2012 (a)		$350	79
6.750% due 12/28/2017 (a)		20,000	27
6.875% due 05/02/2018 (a)		122,732	29,456
7.000% due 04/16/2019 (a)		90	19
7.500% due 05/11/2038 (a)		85,000	115
7.875% due 05/08/2018 (a)	GBP	8,650	3,414

Liberty Mutual Group, Inc.
5.750% due 03/15/2014		$10,200	10,734

Lloyds TSB Bank PLC
1.031% due 06/09/2011	EUR	1,300	1,775
1.625% due 10/14/2011		$175,000	175,875
4.375% due 01/12/2015		2,500	2,563
5.800% due 01/13/2020		51,400	53,935
6.375% due 04/15/2014	GBP	300	513
6.750% due 10/24/2018		200	352
7.500% due 04/15/2024		300	538
12.000% due 12/29/2049		$1,195,450	1,380,286

Macquarie Bank Ltd.
2.600% due 01/20/2012		188,270	193,099
3.300% due 07/17/2014		177,300	189,161

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		21,000	22,708
5.750% due 09/15/2015		83,000	91,946
9.250% due 04/15/2019		12,250	16,083

Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		155	212

MBNA Capital B
1.266% due 02/01/2027		10,900	7,674

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MBNA Corp.
6.125% due 03/01/2013		$20,100	$21,778

Mellon Funding Corp.
5.000% due 12/01/2014		100	112

Mercantile Bankshares Corp.
4.625% due 04/15/2013		3,390	3,541

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		128,460	126,585
0.666% due 11/01/2011		123,800	123,388
0.698% due 07/25/2011		1,630	1,629
0.986% due 01/15/2015		30,900	29,304
1.052% due 09/15/2026		4,400	3,094
1.188% due 05/30/2014	EUR	4,600	5,892
1.226% due 03/22/2011		7,800	10,582
1.326% due 07/22/2014		5,000	6,415
1.428% due 09/14/2018		4,000	4,493
5.000% due 01/15/2015		$2,700	2,879
5.450% due 02/05/2013		11,179	12,013
5.450% due 07/15/2014		90	97
5.700% due 05/02/2017		4,835	5,008
6.050% due 08/15/2012		544,338	584,451
6.150% due 04/25/2013		90,125	98,561
6.220% due 09/15/2026		115	117
6.400% due 08/28/2017		256,710	281,328
6.500% due 07/15/2018		16,250	17,801
6.750% due 06/01/2028		115	126
6.875% due 04/25/2018		709,135	796,622
6.875% due 11/15/2018		7,900	8,863
7.750% due 04/30/2018	GBP	850	1,540
7.750% due 05/14/2038		$425	494

Metlife Capital Trust IV
7.875% due 12/15/2067		10,400	10,972

MetLife Capital Trust X
9.250% due 04/08/2068		1,700	2,014

MetLife, Inc.
5.375% due 12/15/2012		200	215
6.400% due 12/15/2066		70,810	66,561

Metropolitan Life Global Funding I
0.542% due 03/15/2012		400	401
2.000% due 09/14/2011	CHF	20,000	20,543
5.125% due 11/09/2011		$4,325	4,494
5.125% due 04/10/2013		42,200	45,968
5.250% due 01/09/2014	GBP	150	255

Monumental Global Funding Ltd.
0.672% due 06/15/2011		$60,000	59,139
5.500% due 04/22/2013		52,400	56,850

Morgan Stanley
0.570% due 04/19/2012		50,500	49,705
0.780% due 01/09/2012		70,950	70,548
0.830% due 01/09/2014		26,580	25,144
0.975% due 10/18/2016		102,400	90,121
1.006% due 10/15/2015		41,920	38,497
1.161% due 07/20/2012	EUR	10,400	13,639
1.188% due 11/29/2013		6,600	8,552
1.218% due 03/01/2013		74,500	96,718
1.222% due 04/13/2016		31,869	38,872
1.260% due 01/16/2017		18,600	22,384
1.299% due 05/02/2014		10,000	12,828
2.000% due 11/17/2011	CHF	20,000	20,417
2.876% due 05/14/2013		$179,950	183,524
3.148% due 05/01/2014		250	246
4.100% due 01/26/2015		173,000	178,977
4.200% due 11/20/2014		5	5
5.050% due 01/21/2011		200	203

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.080% due 03/01/2013	AUD	1,200	$1,112
5.125% due 11/30/2015	GBP	50	81
5.300% due 03/01/2013		$7,439	8,017
5.375% due 10/15/2015		4,500	4,836
5.550% due 04/27/2017		4,095	4,346
5.625% due 01/09/2012		1,604	1,690
5.750% due 08/31/2012		312,375	335,108
5.750% due 10/18/2016		17,600	19,058
5.950% due 12/28/2017		120,700	129,844
6.000% due 05/13/2014		200	220
6.000% due 04/28/2015		101,880	112,168
6.250% due 08/28/2017		33,700	36,901
6.250% due 08/09/2026		225	238
6.500% due 04/15/2011	EUR	400	556
6.600% due 04/01/2012		$2,015	2,168
6.625% due 04/01/2018		13,700	15,211
7.300% due 05/13/2019		5,275	6,077
7.500% due 04/11/2011	GBP	250	400

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$7,400	7,428

Mystic Re Ltd.
10.299% due 06/07/2011		12,200	12,759

National Australia Bank Ltd.
0.481% due 06/19/2017		75,200	72,973
0.519% due 06/29/2016		10,000	9,680
5.125% due 12/09/2021	GBP	100	168
5.350% due 06/12/2013		$186,330	204,315
6.750% due 06/26/2023	EUR	150	240

National Capital Trust II
5.486% due 12/29/2049		$27	26

National City Bank
0.642% due 12/15/2016		8,090	7,355
0.663% due 06/07/2017		10,000	8,994
4.625% due 05/01/2013		8,400	8,944
6.200% due 12/15/2011		30,600	32,302

National City Bank of Kentucky
6.300% due 02/15/2011		2,900	2,960

National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012		280	305
10.375% due 11/01/2018		252	361

Nationwide Building Society
3.750% due 01/20/2015	EUR	350	481
4.650% due 02/25/2015		$88,000	93,276
5.625% due 09/09/2019	GBP	200	328

Nationwide Health Properties, Inc.
6.500% due 07/15/2011		$13,000	13,504

Nationwide Life Global Funding I
5.450% due 10/02/2012		6,900	7,179

New England Mutual Life Insurance Co.
7.875% due 02/15/2024		5,500	6,391

New York Life Global Funding
4.650% due 05/09/2013		14,600	15,825

New York Life Insurance Co.
6.750% due 11/15/2039		50,000	61,896

NIBC Bank NV
3.625% due 12/19/2011	EUR	100	140

NiSource Finance Corp.
5.210% due 11/28/2012		$15,000	15,199

Nomura Europe Finance NV
1.059% due 10/25/2011	EUR	10,600	14,164

Nordea Bank Finland ABP
6.250% due 07/29/2049	GBP	150	238

Norinchukin Finance Ltd.
5.625% due 09/28/2016		25,000	39,824

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northern Rock Asset Management PLC
5.625% due 06/22/2017		$12,500	$13,273

NSG Holdings LLC
7.750% due 12/15/2025		800	732

OMX Timber Finance Investments I LLC
5.420% due 01/29/2020		65,400	68,752

ORIX Corp.
5.480% due 11/22/2011		26,000	27,057

PACCAR Financial Corp.
1.284% due 04/01/2011		10,000	10,040

Pacific Life Global Funding
0.520% due 06/22/2011		17,406	17,347
2.750% due 05/15/2012	CHF	27,790	29,723
5.150% due 04/15/2013		$11,700	12,646

Pacific Life Insurance Co.
9.250% due 06/15/2039		161,685	206,722

Pacific LifeCorp
6.000% due 02/10/2020		76,900	83,066

Pearson Dollar Finance PLC
5.500% due 05/06/2013		25,000	27,453
5.700% due 06/01/2014		5,000	5,557
6.250% due 05/06/2018		28,000	32,395

Petroleum Export Ltd.
5.265% due 06/15/2011		8,947	8,932

Piper Jaffray Cos.
4.389% due 12/31/2010		19,600	19,624

PMI Group, Inc.
6.000% due 09/15/2016		9,500	7,596

PNC Funding Corp.
0.615% due 01/31/2012		9,000	8,973
5.125% due 12/14/2010		150	151

PNC Preferred Funding Trust III
8.700% due 03/29/2049		100	105

Pooled Funding Trust I
2.740% due 02/15/2012		3,100	3,181

Pricoa Global Funding I
0.489% due 09/27/2013		2,000	1,966
0.575% due 01/30/2012		3,100	3,079
5.300% due 09/27/2013		21,000	23,108

Principal Financial Global Funding LLC
2.375% due 02/28/2012	CHF	20,745	21,315
2.375% due 01/24/2013		5,000	5,135

Principal Life Income Funding Trusts
0.536% due 11/15/2010		$1,000	1,000
5.100% due 04/15/2014		100	109
5.300% due 04/24/2013		148,900	161,247
5.550% due 04/27/2015		237,300	262,232

Progressive Corp.
6.700% due 06/15/2067		19,800	19,678

Protective Life Secured Trusts
0.418% due 11/09/2010		1,000	1,000

Prudential Financial, Inc.
3.000% due 06/10/2013		20,000	19,884
6.000% due 12/01/2017		30,000	33,907
6.100% due 06/15/2017		307	344
6.625% due 12/01/2037		8,200	9,272

Prudential Holdings LLC
8.695% due 12/18/2023		4,205	5,341

Prudential Insurance Co. of America
8.100% due 07/15/2015		2,245	2,660

Qatari Diar Finance QSC
3.500% due 07/21/2015		1,000	1,023
5.000% due 07/21/2020		9,300	9,801

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rabobank Nederland NV
2.650% due 08/17/2012		$300	$310
4.750% due 01/15/2020		2,200	2,412
11.000% due 06/29/2049		294,861	384,454

RBS Capital Trust I
4.709% due 12/29/2049 (a)		1,690	1,229

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		5,000	5,243

Regions Bank
7.500% due 05/15/2018		141,786	149,606

Regions Financial Corp.
0.459% due 06/26/2012		8,670	8,285
6.375% due 05/15/2012		125	128
7.375% due 12/10/2037		2,900	2,667
7.750% due 11/10/2014		60,370	65,475

Residential Reinsurance 2008 Ltd.
7.047% due 06/06/2011		16,000	16,354

Resona Bank Ltd.
5.850% due 09/29/2049		39,050	39,014

Resona Preferred Global Securities Cayman Ltd.
7.191% due 12/29/2049		2,025	1,987

Royal Bank of Canada
5.650% due 07/20/2011		125	130

Royal Bank of Scotland Group PLC
0.559% due 03/30/2012		380,000	379,914
0.728% due 04/11/2016		36,326	30,814
0.806% due 10/14/2016		12,000	10,253
1.029% due 09/29/2015		64,900	55,728
1.406% due 04/23/2012		51,100	51,542
1.450% due 10/20/2011		1,007,600	1,015,292
1.500% due 03/30/2012		94,280	95,263
2.625% due 05/11/2012		51,065	52,467
3.000% due 12/09/2011		373,700	383,748
3.950% due 09/21/2015		179,500	181,637
4.875% due 08/25/2014		32,400	34,411
4.875% due 03/16/2015		104,943	110,549
4.908% due 04/06/2011	GBP	698	1,086
5.000% due 11/12/2013		$24	24
5.000% due 10/01/2014		9,346	9,378
5.000% due 05/17/2015		29,867	30,612
5.625% due 08/24/2020		45,000	47,263
5.690% due 10/27/2014	AUD	5,000	4,160
5.750% due 05/21/2014	EUR	250	367
6.000% due 05/17/2017	GBP	6,744	11,271
6.200% due 03/29/2049		15,000	18,026
6.375% due 02/01/2011		$9,110	9,243
6.375% due 04/29/2014	GBP	100	171
6.625% due 09/17/2018		26,150	44,624
6.666% due 12/31/2049 (a)	CAD	800	569
6.990% due 10/29/2049 (a)		$5,300	4,320
7.500% due 04/29/2024	GBP	150	267
7.640% due 03/29/2049 (a)		$1,000	748
7.648% due 08/29/2049		50,190	48,308

Royal Bank Of Scotland NV
0.992% due 03/09/2015		35,000	30,150

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		29,300	30,692
7.125% due 01/14/2014		10,700	11,543
7.175% due 05/16/2013		1,300	1,398
7.750% due 05/29/2018		5,000	5,644
9.000% due 06/11/2014		4,000	4,618

RZD Capital Ltd.
5.739% due 04/03/2017		19,810	20,934

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander Issuances S.A. Unipersonal
5.375% due 05/19/2016	GBP	100	$159
5.805% due 06/20/2016		$280	272
5.911% due 06/20/2016		7,900	8,404
6.532% due 10/24/2017	GBP	100	161
7.300% due 07/27/2019		250	425

Santander UK PLC
0.600% due 01/19/2011		$23,000	22,913

Scotland International Finance No. 2 BV
4.250% due 05/23/2013		9,382	9,276

Simon Property Group LP
5.100% due 06/15/2015		200	222
5.250% due 12/01/2016		6,700	7,503
5.600% due 09/01/2011		5,000	5,104
5.750% due 12/01/2015		1,200	1,369
5.875% due 03/01/2017		8,000	9,205

SLM Corp.
0.492% due 03/15/2011		71,075	70,501
0.728% due 10/25/2011		206,800	197,366
0.798% due 01/27/2014		98,418	85,081
1.053% due 10/25/2011	SEK	24,500	3,413
1.079% due 12/15/2010	EUR	77,464	104,987
1.090% due 12/15/2010	JPY	3,500,000	41,467
1.149% due 11/15/2011	EUR	17,800	23,116
1.234% due 04/26/2011		26,714	36,243
3.103% due 10/01/2010		$300	300
3.125% due 09/17/2012	EUR	19,113	24,742
3.173% due 01/31/2014		$9,400	8,150
3.203% due 01/01/2014		7,701	6,709
4.000% due 07/25/2014		5,000	4,306
4.750% due 03/17/2014	EUR	48,300	60,786
4.800% due 02/13/2014 (q)	HKD	74,000	8,923
4.875% due 12/17/2012	GBP	23,200	34,526
5.000% due 10/01/2013		$40,725	39,940
5.000% due 04/15/2015		54,458	52,274
5.000% due 06/15/2018		10,000	7,986
5.050% due 11/14/2014		22,200	21,165
5.125% due 08/27/2012		25,010	25,293
5.140% due 06/15/2016		100,000	91,044
5.175% due 12/15/2010	AUD	55,450	53,223
5.375% due 01/15/2013		$49,570	50,004
5.375% due 05/15/2014		16,600	16,170
5.400% due 10/25/2011		29,270	29,579
5.450% due 04/25/2011		51,000	51,512
6.000% due 05/10/2012	AUD	10,000	8,994
8.000% due 03/25/2020		$13,550	13,466
8.450% due 06/15/2018		110,200	111,452

SLM Corp. CPI Linked Bond
2.533% due 03/15/2012		2,000	1,880
3.178% due 11/21/2013		270	238

Societe Generale
5.750% due 03/29/2049	GBP	150	227
5.922% due 04/29/2049		$1,800	1,708
7.756% due 05/29/2049	EUR	2,700	3,662
8.875% due 06/29/2049	GBP	200	321

Source One Mortgage Corp.
9.000% due 06/01/2012		$9,200	9,953

Sovereign Bank
8.750% due 05/30/2018		10,000	11,654

State Bank of India
4.500% due 07/27/2015		194,900	205,161

State Street Capital Trust III
8.250% due 01/29/2049		19,624	20,137

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Capital Trust IV
1.292% due 06/01/2077		$65,500	$47,547

Sumitomo Mitsui Banking Corp.
1.049% due 06/02/2049	JPY	1,000,000	11,934

Sun Life Financial Global Funding LP
0.694% due 07/06/2011		$47,400	47,076

SunTrust Bank
0.449% due 05/21/2012		9,050	8,843
0.853% due 06/22/2012	GBP	5,000	7,393
0.989% due 12/20/2011	EUR	68,200	88,525
6.375% due 04/01/2011		$200	205

SunTrust Banks, Inc.
5.250% due 11/05/2012		1,045	1,106

Svensk Exportkredit AB
4.875% due 09/29/2011		125	130
5.125% due 03/01/2017		75	87

Svenska Handelsbanken AB
1.292% due 09/14/2012		51,000	51,226
2.875% due 09/14/2012		170	175

Swedbank AB
2.800% due 02/10/2012		1,500	1,545
3.125% due 03/04/2013	EUR	350	486

Sydney Airport Finance Co. Pty Ltd.
5.125% due 02/22/2021 (d)		$34,600	34,566

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		100,000	123,492

Temasek Financial I Ltd.
4.300% due 10/25/2019		156,300	169,862
5.375% due 11/23/2039		50,000	58,878

TNK-BP Finance S.A.
6.125% due 03/20/2012		39,300	41,017
6.625% due 03/20/2017		17,000	18,066
7.250% due 02/02/2020		4,100	4,495
7.500% due 03/13/2013		73,100	79,704
7.500% due 07/18/2016		25,700	28,672
7.875% due 03/13/2018		10,200	11,552

Toll Road Investors Partnership II LP
0.000% due 02/15/2045		965	139

Travelers Cos., Inc.
6.250% due 03/15/2037		7,000	6,730
6.250% due 06/15/2037		125	149

Travelers Property Casualty Corp.
5.000% due 03/15/2013		70	76
6.375% due 03/15/2033		33	39

U.S. Bank N.A.
6.375% due 08/01/2011		3,000	3,143

UBS AG
1.048% due 11/17/2015	EUR	300	407
1.439% due 02/23/2012		$310,200	312,476
2.250% due 08/12/2013		12,200	12,333
4.280% due 04/29/2049	EUR	200	242
4.875% due 08/04/2020		$1,300	1,373
5.250% due 06/21/2021	GBP	200	326
5.750% due 04/25/2018		$178,775	202,137
5.875% due 12/20/2017		188,225	213,291
6.375% due 07/20/2016	GBP	150	265
7.750% due 09/01/2026		$5,000	5,858

UBS Preferred Funding Trust I
8.622% due 10/29/2049		63,500	63,500

UBS Preferred Funding Trust II
7.247% due 06/29/2049		8,000	8,151

UBS Preferred Funding Trust V
6.243% due 05/29/2049		25,675	24,905

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UFJ Finance Aruba AEC
6.750% due 07/15/2013		$3,700	$4,173

UniCredit SpA
5.000% due 02/01/2016	GBP	200	297
6.700% due 06/05/2018	EUR	2,100	3,053

Union Planters Corp.
7.750% due 03/01/2011		$500	508

USB Capital IX
6.189% due 10/29/2049		30,800	24,486

USB Realty Corp.
6.091% due 12/29/2049		40,200	29,949

Ventas Realty LP
6.500% due 06/01/2016		1,100	1,150
6.750% due 04/01/2017		190	198

Vita Capital III Ltd.
1.633% due 01/01/2011		8,000	7,978

Vnesheconombank Finance Ltd.
6.902% due 07/09/2020		51,400	56,345

VTB Bank Via VTB Capital S.A.
6.875% due 05/29/2018		15,000	15,882
8.250% due 06/30/2011	EUR	1,130	1,606

Wachovia Bank N.A.
0.366% due 12/02/2010		$50,950	50,964
0.622% due 03/15/2016		200	184
0.834% due 11/03/2014		5,200	4,977
5.080% due 05/25/2017	AUD	1,100	920
5.600% due 03/15/2016		$19,800	22,065
6.000% due 05/23/2013	EUR	11,500	17,150
6.600% due 01/15/2038		$10,127	11,532

Wachovia Capital Trust I
7.640% due 01/15/2027		1,370	1,384

Wachovia Capital Trust II
1.026% due 01/15/2027		25	19

Wachovia Capital Trust III
5.800% due 03/29/2049		162,615	144,321

Wachovia Capital Trust V
7.965% due 06/01/2027		15,361	15,686

Wachovia Corp.
0.447% due 03/01/2012		43,975	43,852
0.562% due 06/15/2017		1,300	1,159
0.636% due 04/23/2012		47,175	46,998
0.656% due 10/15/2011		98,325	98,437
0.656% due 08/01/2013		14,050	13,863
0.815% due 10/28/2015		5,500	5,099
0.896% due 10/15/2016		68,570	62,757
1.053% due 02/13/2014	EUR	41,900	54,891
2.236% due 05/01/2013		$25,315	26,071
4.875% due 02/15/2014		21,280	22,762
4.875% due 11/29/2035	GBP	300	416
5.250% due 08/01/2014		$2,900	3,156
5.300% due 10/15/2011		49,245	51,571
5.500% due 05/01/2013		166,304	182,948
5.500% due 08/01/2035		85	82
5.625% due 10/15/2016		80,500	89,716
5.700% due 08/01/2013		19,650	21,781
5.750% due 06/15/2017		22,525	25,755
5.750% due 02/01/2018		414,380	472,936

Waha Aerospace BV
3.925% due 07/28/2020		5,000	5,148

WCI Finance LLC
5.700% due 10/01/2016		2,500	2,798

WEA Finance LLC
6.750% due 09/02/2019		5	6

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo & Co.
0.999% due 08/01/2011	EUR	22,800	$30,768
1.079% due 03/23/2016		3,600	4,652
3.750% due 10/01/2014		$205	218
4.375% due 01/31/2013		26,740	28,555
5.000% due 11/15/2014		100	108
5.125% due 09/01/2012		300	320
5.250% due 10/23/2012		1,650	1,786
5.625% due 12/11/2017		4,575	5,219

Wells Fargo Bank N.A.
0.586% due 05/16/2016		1,500	1,384
0.954% due 09/19/2011	EUR	1,600	2,170
4.750% due 02/09/2015		$13,600	14,585
6.450% due 02/01/2011		5,672	5,778

Wells Fargo Capital X
5.950% due 12/01/2086		16,700	16,350

Wells Fargo Capital XIII
7.700% due 12/29/2049		260,304	271,367

Westpac Banking Corp.
1.109% due 11/26/2015	EUR	100	136
3.250% due 12/16/2011		$17,600	18,124
3.585% due 08/14/2014		15,600	16,769
5.000% due 10/21/2019	GBP	250	414

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		$15,050	15,050

WR Berkley Corp.
5.375% due 09/15/2020		12,000	12,287

WT Finance (Aust.) Pty Ltd.
4.375% due 11/15/2010		13	13

XL Capital Finance Europe PLC
6.500% due 01/15/2012		10,000	10,439

XL Group PLC
5.250% due 09/15/2014		1,600	1,707

Xstrata Finance Canada Ltd.
5.500% due 11/16/2011		11,250	11,791
5.800% due 11/15/2016		1,265	1,400

ZFS Finance USA Trust IV
5.875% due 05/09/2062		146	138

			51,433,179

INDUSTRIALS 5.2%

Abbott Laboratories
5.875% due 05/15/2016		140	169

AES El Salvador Trust
6.750% due 02/01/2016		105	99

Aetna, Inc.
6.000% due 06/15/2016		15,000	17,629
6.500% due 09/15/2018		12,000	14,270

Agilent Technologies, Inc.
6.500% due 11/01/2017		710	819

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		60,066	61,568

Alcoa, Inc.
5.550% due 02/01/2017		2,300	2,391
5.720% due 02/23/2019		4,127	4,202
5.870% due 02/23/2022		2,000	1,971
6.000% due 07/15/2013		25,000	27,217
6.750% due 07/15/2018		32,700	35,292

Allied Waste North America, Inc.
6.875% due 06/01/2017		1,125	1,243

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Altria Group, Inc.
8.500% due 11/10/2013		$2,750	$3,295
9.250% due 08/06/2019		85,525	114,829
9.700% due 11/10/2018		98,078	132,958
9.950% due 11/10/2038		5,185	7,494
10.200% due 02/06/2039		28,000	41,505

America Movil SAB de C.V.
3.750% due 06/28/2017	EUR	2,100	2,942
5.000% due 03/30/2020		$133,600	144,739
5.625% due 11/15/2017		25	28
6.125% due 03/30/2040		105,700	118,176

America West Airlines 1998-1A Pass-Through Trust
6.870% due 01/02/2017		1,207	1,134

American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012		4,012	4,037

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		13,438	15,856

American Airlines, Inc.
10.500% due 10/15/2012		19,300	20,940

AmeriGas Partners LP
7.250% due 05/20/2015		800	832

Amgen, Inc.
5.700% due 02/01/2019		28,026	33,550
5.850% due 06/01/2017		15,000	17,935
6.150% due 06/01/2018		4,500	5,489
6.375% due 06/01/2037		417	509
6.400% due 02/01/2039		30,015	36,472
6.900% due 06/01/2038		7,686	9,979

Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,800	1,899
6.950% due 06/15/2019		55	61

Angel Lux Common S.A.
6.399% due 05/01/2016	EUR	89	123
8.875% due 05/01/2016		$2,000	2,135

Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018		9,100	10,344
7.500% due 03/15/2012		500	543

Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/2014		370	416
5.375% due 01/15/2020		195	221
6.875% due 11/15/2019		325	405

Apache Corp.
6.000% due 09/15/2013		30	34
7.950% due 04/15/2026		150	207

ArcelorMittal
7.000% due 10/15/2039		70	72

Arch Western Finance LLC
6.750% due 07/01/2013		15,922	16,181

Arrow Electronics, Inc.
6.000% due 04/01/2020		15,000	16,199

AstraZeneca PLC
5.400% due 09/15/2012		25	27
5.900% due 09/15/2017		69,200	83,408
6.450% due 09/15/2037		88,900	112,290

Atlantic Richfield Co.
8.500% due 04/01/2012		250	269
8.620% due 03/12/2012		11,000	11,655
9.125% due 03/01/2011		28,757	29,714

AutoZone, Inc.
4.750% due 11/15/2010		200	201
5.500% due 11/15/2015		10,050	11,238
5.750% due 01/15/2015		700	795
5.875% due 10/15/2012		4,800	5,220
6.500% due 01/15/2014		40,000	45,305

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.950% due 06/15/2016	$1,000	$1,199
7.125% due 08/01/2018	27,000	32,841

Avnet, Inc.
6.625% due 09/15/2016	2,000	2,298

Avon Products, Inc.
5.125% due 01/15/2011	10,000	10,135
6.500% due 03/01/2019	28,300	34,958

Baker Hughes, Inc.
6.500% due 11/15/2013	40	46
6.875% due 01/15/2029	100	126

Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	255	290

Baxter International, Inc.
5.375% due 06/01/2018	10,000	11,698

Berry Plastics Corp.
5.276% due 02/15/2015	1,100	1,042

BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	145	158
5.125% due 03/29/2012	10,000	10,596
5.250% due 12/15/2015	82	94

Biomet, Inc.
10.000% due 10/15/2017	925	1,026
10.375% due 10/15/2017 (e)	4,500	4,802

Black & Decker Corp.
5.750% due 11/15/2016	25,000	28,973
8.950% due 04/15/2014	40,400	49,851

BMW U.S. Capital LLC
1.226% due 10/14/2011	8,300	8,319

Boeing Co.
3.500% due 02/15/2015	115	125
8.750% due 08/15/2021	50	72

Boston Scientific Corp.
4.250% due 01/12/2011	575	579
5.125% due 01/12/2017	21,805	22,065
5.450% due 06/15/2014	2,000	2,126
6.000% due 06/15/2011	19,000	19,538
6.000% due 01/15/2020	500	534
6.400% due 06/15/2016	2,000	2,178

Bottling Group LLC
6.950% due 03/15/2014	70	83

Brunswick Corp.
11.750% due 08/15/2013	18,000	20,880

Burlington Northern Santa Fe LLC
3.600% due 09/01/2020	18,000	18,263
7.290% due 06/01/2036	55	71

Campbell Soup Co.
4.500% due 02/15/2019	1,200	1,345

Canadian National Railway Co.
6.250% due 08/01/2034	100	122

Canadian Natural Resources Ltd.
4.900% due 12/01/2014	90	100
5.700% due 05/15/2017	590	680
6.250% due 03/15/2038	20,000	23,067
6.500% due 02/15/2037	25,000	29,572
6.700% due 07/15/2011	12,860	13,439

Cardinal Health, Inc.
5.800% due 10/15/2016	23,000	26,699
6.000% due 06/15/2017	10,600	12,139

Caterpillar, Inc.
5.700% due 08/15/2016	100	120
6.050% due 08/15/2036	100	121

CBS Corp.
5.625% due 08/15/2012	15,000	15,926

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	$200	$238

Cemex Finance LLC
9.500% due 12/14/2016	102,000	103,142

Cenovus Energy, Inc.
4.500% due 09/15/2014	2,300	2,535

Centex Corp.
4.550% due 11/01/2010	3,100	3,108
5.250% due 06/15/2015	4,500	4,522
5.700% due 05/15/2014	1,500	1,545
6.500% due 05/01/2016	19,120	20,076
7.875% due 02/01/2011	2,200	2,247

Chart Industries, Inc.
9.125% due 10/15/2015	800	819

Chesapeake Energy Corp.
6.625% due 08/15/2020	48,700	51,135
7.250% due 12/15/2018	3,000	3,248
7.625% due 07/15/2013	7,446	8,153
9.500% due 02/15/2015	3,685	4,284

Chukchansi Economic Development Authority
8.000% due 11/15/2013	400	236

Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017	2,000	2,055
9.500% due 05/15/2016	15	16

CIGNA Corp.
6.350% due 03/15/2018	20,000	23,552

Cisco Systems, Inc.
5.250% due 02/22/2011	535	545
5.500% due 02/22/2016	100	118

CITIC Resources Finance 2007 Ltd.
6.750% due 05/15/2014	17,900	18,750

CoBank ACB
7.875% due 04/16/2018	4,900	5,695

Codelco, Inc.
6.150% due 10/24/2036	23,200	27,672
7.500% due 01/15/2019	3,400	4,334

Colgate-Palmolive Co.
5.980% due 04/25/2012	150	163

Colorado Interstate Gas Co.
6.850% due 06/15/2037	250	264

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	5,495	6,385

Comcast Cable Communications LLC
6.750% due 01/30/2011	550	561
7.125% due 06/15/2013	400	458

Comcast Corp.
4.950% due 06/15/2016	230	257
5.300% due 01/15/2014	150	168
5.500% due 03/15/2011	5,000	5,108
5.650% due 06/15/2035	435	440
5.700% due 05/15/2018	310	355
5.700% due 07/01/2019	15	17
5.850% due 11/15/2015	575	667
5.900% due 03/15/2016	5,000	5,784
6.300% due 11/15/2017	390	461
6.450% due 03/15/2037	22,000	24,514
6.500% due 01/15/2017	383	456
6.550% due 07/01/2039	120	136
7.050% due 03/15/2033	725	852

Community Health Systems, Inc.
8.875% due 07/15/2015	2,500	2,662

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Computer Sciences Corp.
5.000% due 02/15/2013	$5,000	$5,365
5.500% due 03/15/2013	2,000	2,177
6.500% due 03/15/2018	31,745	36,504

ConocoPhillips
5.900% due 10/15/2032	300	344

Continental Airlines 1998-3 Class A-1 Pass-Through Trust
6.820% due 05/01/2018	4,904	5,032

Continental Airlines 2000-2 Class A-2 Pass-Through Trust
7.487% due 10/02/2010	1,215	1,216

Continental Airlines 2001-1 Class A-2 Pass-Through Trust
6.503% due 06/15/2011	9,220	9,450

Continental Airlines 2009-1 Pass-Through Trust
9.000% due 07/08/2016	13,194	15,041

Con-way, Inc.
7.250% due 01/15/2018	19,000	21,168

Corp. GEO SAB de C.V.
8.875% due 09/25/2014	2,000	2,230
9.250% due 06/30/2020	11,000	12,526

Costco Wholesale Corp.
5.500% due 03/15/2017	100	119

Coventry Health Care, Inc.
6.125% due 01/15/2015	7,500	7,869

Cox Communications, Inc.
4.625% due 06/01/2013	6,000	6,477
5.450% due 12/15/2014	340	385
5.875% due 12/01/2016	350	405
6.450% due 12/01/2036	5,000	5,503
6.750% due 03/15/2011	6,000	6,161
7.750% due 11/01/2010	1,800	1,809
8.375% due 03/01/2039	105	141
9.375% due 01/15/2019	175	237

CRH America, Inc.
8.125% due 07/15/2018	10,000	12,076

CSC Holdings LLC
6.750% due 04/15/2012	5,000	5,244

CSN Islands XI Corp.
6.875% due 09/21/2019	21,200	23,426

CSN Resources S.A.
6.500% due 07/21/2020	22,000	23,568

CSX Corp.
5.600% due 05/01/2017	21,200	24,274
6.250% due 03/15/2018	5,852	6,958
6.750% due 03/15/2011	10,000	10,253

CVS Caremark Corp.
6.125% due 08/15/2016	6,745	7,976

CVS Pass-Through Trust
7.507% due 01/10/2032	98,910	116,390

Cytec Industries, Inc.
4.600% due 07/01/2013	2,000	2,113
6.000% due 10/01/2015	5,300	5,967
8.950% due 07/01/2017	7,000	8,844

Daimler Finance North America LLC
5.750% due 09/08/2011	76,400	79,792
5.875% due 03/15/2011	50,650	51,814
6.500% due 11/15/2013	37,700	43,156
7.300% due 01/15/2012	29,200	31,415
7.750% due 01/18/2011	40,400	41,197

Darden Restaurants, Inc.
6.200% due 10/15/2017	14,000	16,414

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Delhaize America, Inc.
9.000% due 04/15/2031	$80	$113

Dell, Inc.
4.700% due 04/15/2013	116,200	126,646
5.650% due 04/15/2018	77,370	89,133
6.500% due 04/15/2038	95,000	109,660

Delta Air Lines 2000-1 Class A-2 Pass-Through Trust
7.570% due 05/18/2012	5,250	5,282

Delta Air Lines 2001-1 Class A-2 Pass-Through Trust
7.111% due 03/18/2013	10,000	10,450

Delta Air Lines 2009-1 Class A Pass-Through Trust
7.750% due 06/17/2021	4,932	5,474

Delta Air Lines 2010-1 Class A Pass-Through Trust
6.200% due 07/02/2018	22,000	22,880

Deluxe Corp.
5.125% due 10/01/2014	6,200	6,045

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015	5,537	5,731

Devon Energy Corp.
5.625% due 01/15/2014	250	281
6.300% due 01/15/2019	655	794

Devon Financing Corp. ULC
6.875% due 09/30/2011	2,345	2,481
7.875% due 09/30/2031	2,000	2,686

Diageo Capital PLC
5.500% due 09/30/2016	50	58

DISH DBS Corp.
6.375% due 10/01/2011	16,000	16,600
6.625% due 10/01/2014	12,000	12,570
7.000% due 10/01/2013	2,450	2,612
7.125% due 02/01/2016	22,950	24,241
7.750% due 05/31/2015	16,200	17,354

Domtar Corp.
9.500% due 08/01/2016	30,670	35,731

Dow Chemical Co.
2.668% due 08/08/2011	900	911
4.850% due 08/15/2012	31,000	32,820
5.700% due 05/15/2018	500	544
6.000% due 10/01/2012	3,400	3,685
6.125% due 02/01/2011	250	254
6.850% due 08/15/2013	500	552
7.600% due 05/15/2014	1,250	1,462
8.550% due 05/15/2019	50,675	64,089
9.400% due 05/15/2039	600	852

DR Horton, Inc.
5.250% due 02/15/2015	10,000	9,925
5.625% due 09/15/2014	3,000	3,015
5.625% due 01/15/2016	13,700	13,734
6.125% due 01/15/2014	5,000	5,138
6.500% due 04/15/2016	51,500	52,530

Duke University
5.150% due 04/01/2019	5,300	6,125

E.I. Du Pont De Nemours & Co.
4.750% due 11/15/2012	175	188
5.000% due 01/15/2013	300	328
5.250% due 12/15/2016	10,000	11,733

Eastman Kodak Co.
7.250% due 11/15/2013	80	77

Eaton Vance Corp.
6.500% due 10/02/2017	21,100	25,025

Ecopetrol S.A.
7.625% due 07/23/2019	79,515	96,611

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

El Paso Corp.
7.000% due 05/15/2011	$10,850	$11,183
7.000% due 06/15/2017	1,950	2,080
7.875% due 06/15/2012	14,100	15,075
9.625% due 05/15/2012	13,050	14,054
10.750% due 10/01/2010	24,700	24,700

El Paso Natural Gas Co.
5.950% due 04/15/2017	3,295	3,644
8.375% due 06/15/2032	9,495	11,546

Emerson Electric Co.
4.500% due 05/01/2013	95	103

Enbridge Energy Partners LP
5.875% due 12/15/2016	50	57

Enbridge, Inc.
4.900% due 03/01/2015	50	56

EnCana Corp.
6.300% due 11/01/2011	10,000	10,553
6.500% due 05/15/2019	95	116
6.500% due 08/15/2034	100	117
6.625% due 08/15/2037	275	324

Energy Transfer Partners LP
5.650% due 08/01/2012	145	154
6.000% due 07/01/2013	435	477
6.125% due 02/15/2017	60	67
6.700% due 07/01/2018	1,000	1,166
7.500% due 07/01/2038	5,000	5,919
9.000% due 04/15/2019	40	51

Enterprise Products Operating LLC
6.500% due 01/31/2019	25,000	29,182
7.500% due 02/01/2011	13,400	13,678
8.375% due 08/01/2066	2,000	2,090

Erac USA Finance LLC
5.800% due 10/15/2012	10,000	10,802
6.375% due 10/15/2017	1,900	2,212

Expedia, Inc.
8.500% due 07/01/2016	16,500	18,026

FBG Finance Ltd.
5.125% due 06/15/2015	1,000	1,105

Ferrellgas LP
6.750% due 05/01/2014	350	358

First Data Corp.
9.875% due 09/24/2015	4,500	3,701

Florida Gas Transmission Co. LLC
7.900% due 05/15/2019	500	629

FMC Corp.
5.200% due 12/15/2019	15,000	16,306

Fortune Brands, Inc.
5.375% due 01/15/2016	33,600	36,891
8.625% due 11/15/2021	10,500	13,276

Foster’s Finance Corp.
4.875% due 10/01/2014	6,300	6,846

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	7,095	7,930

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	6,392	6,584

Gannett Co., Inc.
5.750% due 06/01/2011	6,200	6,308

GATX Corp.
4.750% due 10/01/2012	25,000	26,287

Gazprom International S.A.
7.201% due 02/01/2020	2,898	3,152

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013	59,710	68,458

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gazprom Via Gaz Capital S.A.
5.875% due 06/01/2015	EUR	20,000	$29,174
6.212% due 11/22/2016		$41,800	44,622
6.510% due 03/07/2022		6,500	6,942
6.605% due 02/13/2018	EUR	500	747
7.288% due 08/16/2037		$48,160	53,871
7.343% due 04/11/2013		52,900	57,926
7.510% due 07/31/2013		35,000	38,748
8.146% due 04/11/2018		197,250	231,701
8.625% due 04/28/2034		191,220	243,806
9.250% due 04/23/2019		20,400	25,500

Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020		29,159	31,601

Genentech, Inc.
4.750% due 07/15/2015		100	113

General Electric Co.
5.250% due 12/06/2017		31,848	35,899

General Mills, Inc.
5.250% due 08/15/2013		15,000	16,755
6.000% due 02/15/2012		7,013	7,483
11.973% due 10/15/2022		31,750	33,761

Georgia-Pacific LLC
7.000% due 01/15/2015		4,400	4,598
7.125% due 01/15/2017		3,900	4,149
7.700% due 06/15/2015		1,000	1,112
8.125% due 05/15/2011		12,500	13,031
8.250% due 05/01/2016		5,000	5,581
9.500% due 12/01/2011		1,855	2,003

Gerdau Holdings, Inc.
7.000% due 01/20/2020		114,400	128,414

Gerdau Trade, Inc.
5.750% due 01/30/2021 (d)		66,800	68,027

GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014		100	111
4.850% due 05/15/2013		28,530	31,405
5.650% due 05/15/2018		100,045	119,043
6.375% due 05/15/2038		4,045	5,046

Grohe Holding GmbH
3.710% due 01/15/2014	EUR	600	759

Hanson Australia Funding Ltd.
5.250% due 03/15/2013		$15,000	15,169

Hanson Ltd.
6.125% due 08/15/2016		73,000	73,639

Hasbro, Inc.
6.300% due 09/15/2017		8,995	10,035

HCA, Inc.
6.250% due 02/15/2013		8,100	8,282
6.750% due 07/15/2013		9,000	9,225
7.250% due 09/15/2020		7,000	7,525
7.500% due 12/15/2023		3,000	2,835
8.360% due 04/15/2024		2,900	2,856
8.500% due 04/15/2019		7,100	7,952
9.125% due 11/15/2014		14,335	15,141
9.250% due 11/15/2016		36,354	39,444
9.625% due 11/15/2016 (e)		10,000	10,875
9.875% due 02/15/2017		5,225	5,800

Health Management Associates, Inc.
6.125% due 04/15/2016		16,000	16,240

Hewlett-Packard Co.
2.250% due 05/27/2011		1,600	1,621
2.950% due 08/15/2012		35	37
6.500% due 07/01/2012		175	192

Historic TW, Inc.
9.125% due 01/15/2013		12,125	14,157

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HJ Heinz Co.
5.350% due 07/15/2013	$27,500	$30,398

HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	24,544

Home Depot, Inc.
5.400% due 03/01/2016	3,000	3,422

Honeywell International, Inc.
5.300% due 03/01/2018	20	24
6.125% due 11/01/2011	575	607

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	6,000	6,687
6.500% due 02/13/2013	8,000	8,817

Hyundai Capital America
3.750% due 04/06/2016 (d)	20,000	19,959

Hyundai Motor Manufacturing
4.500% due 04/15/2015	6,000	6,203

Indian Oil Corp. Ltd.
4.750% due 01/22/2015	5,000	5,322

Indosat Palapa Co. BV
7.375% due 07/29/2020	15,000	16,612

Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016	445	477

Intelsat Subsidiary Holding Co. S.A.
8.875% due 01/15/2015	60	62

Intergen NV
9.000% due 06/30/2017	1,062	1,128

International Business Machines Corp.
5.600% due 11/30/2039	770	889
5.700% due 09/14/2017	27,958	33,445
7.625% due 10/15/2018	170	226

JC Penney Corp., Inc.
9.000% due 08/01/2012	4,900	5,427

Johnson & Johnson
6.950% due 09/01/2029	100	133

Jones Apparel Group, Inc.
5.125% due 11/15/2014	44,170	45,054

Kansas City Southern de Mexico S.A. de C.V.
7.625% due 12/01/2013	3,000	3,120

KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020	50,000	55,375

KB Home
5.750% due 02/01/2014	10,000	9,712
5.875% due 01/15/2015	29,140	27,683
6.250% due 06/15/2015	17,355	16,661

Kellogg Co.
5.125% due 12/03/2012	300	326

Kerr-McGee Corp.
6.875% due 09/15/2011	10,000	10,398
6.950% due 07/01/2024	3,825	4,182

KeySpan Corp.
4.650% due 04/01/2013	6,900	7,323

Kimberly-Clark Corp.
5.000% due 08/15/2013	20	22

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	210	230
5.950% due 02/15/2018	29,370	33,220
6.500% due 09/01/2039	10,145	11,006
6.950% due 01/15/2038	28,330	32,357
7.125% due 03/15/2012	165	177
7.400% due 03/15/2031	220	258

Kohl’s Corp.
6.250% due 12/15/2017	40,500	48,477

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kraft Foods, Inc.
5.625% due 11/01/2011		$48,620	$51,078
6.125% due 02/01/2018		150,880	178,157
6.125% due 08/23/2018		15,000	17,754
6.500% due 08/11/2017		10	12
6.875% due 02/01/2038		57,500	69,963

L-3 Communications Corp.
5.200% due 10/15/2019		8,200	8,879

Lender Processing Services, Inc.
8.125% due 07/01/2016		500	541

Lennar Corp.
5.500% due 09/01/2014		29,500	28,468
5.600% due 05/31/2015		44,986	42,624
5.950% due 10/17/2011		18,000	18,315
5.950% due 03/01/2013		15,800	15,879
6.500% due 04/15/2016		4,000	3,835

Lexmark International, Inc.
5.900% due 06/01/2013		21,470	23,045
6.650% due 06/01/2018		13,000	14,754

Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	600	483

Limited Brands, Inc.
5.250% due 11/01/2014		$4,496	4,608
6.125% due 12/01/2012		12,040	12,823
6.900% due 07/15/2017		102,465	109,125
8.500% due 06/15/2019		17,000	19,848

Lockheed Martin Corp.
7.650% due 05/01/2016		4,600	5,846

Loews Corp.
5.250% due 03/15/2016		37,500	42,250

Lowe’s Cos., Inc.
5.000% due 10/15/2015		140	162
5.500% due 10/15/2035		50	54

Lyondell Chemical Co.
8.000% due 11/01/2017		41,800	45,771

Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		82,730	86,660
5.875% due 01/15/2013		21,364	22,753
5.900% due 12/01/2016		15,000	16,050
7.450% due 07/15/2017		22,500	25,256
8.000% due 07/15/2012		12,125	13,398
8.375% due 07/15/2015		51,610	59,352

Manpower, Inc.
4.750% due 06/14/2013	EUR	45,500	64,059

Marathon Oil Corp.
6.000% due 10/01/2017		$40,000	46,618

Marks & Spencer PLC
6.250% due 12/01/2017		2,200	2,399

Marriott International, Inc.
4.625% due 06/15/2012		15,000	15,709
6.375% due 06/15/2017		14,400	16,090

Masco Corp.
4.800% due 06/15/2015		9,000	8,864
5.850% due 03/15/2017		12,020	11,779
5.875% due 07/15/2012		59,000	61,249
6.125% due 10/03/2016		13,200	13,443
7.125% due 08/15/2013		10,000	10,663

Mattel, Inc.
6.125% due 06/15/2011		10,000	10,327

Maytag Corp.
5.000% due 05/15/2015		10,000	10,557

McDonald’s Corp.
5.000% due 02/01/2019		200	232
5.300% due 03/15/2017		125	145

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

McKesson Corp.
5.700% due 03/01/2017		$11,600	$13,530
7.500% due 02/15/2019		8,000	10,119

MDC Holdings, Inc.
5.375% due 12/15/2014		12,000	12,408
7.000% due 12/01/2012		10,000	10,815

MeadWestvaco Corp.
7.375% due 09/01/2019		20,000	22,071

Meccanica Holdings USA
6.250% due 01/15/2040		10,600	10,578

MGM Resorts International
9.000% due 03/15/2020		6,000	6,345
10.375% due 05/15/2014		5,650	6,314

Midcontinent Express Pipeline LLC
5.450% due 09/15/2014		4,100	4,382
6.700% due 09/15/2019		55	60

Motorola, Inc.
5.375% due 11/15/2012		9,100	9,694
6.000% due 11/15/2017		400	447
8.000% due 11/01/2011		9,175	9,746

Motors Liquidation Co.
8.375% due 07/05/2033 (a)	EUR	20,000	8,861

Nabors Industries, Inc.
6.150% due 02/15/2018		$45,700	50,939

Nakilat, Inc.
6.067% due 12/31/2033		2,000	2,215

Nalco Co.
8.875% due 11/15/2013		1,200	1,233

New Albertson’s, Inc.
7.450% due 08/01/2029		800	652
7.500% due 02/15/2011		38,470	39,384

New York Times Co.
5.000% due 03/15/2015		26,930	26,537

Newell Rubbermaid, Inc.
6.250% due 04/15/2018		19,000	21,850

Newfield Exploration Co.
6.625% due 04/15/2016		600	627

Newmont Mining Corp.
6.250% due 10/01/2039		5,000	5,753

Nielsen Finance LLC
10.000% due 08/01/2014		750	792

Noble Group Ltd.
4.875% due 08/05/2015		49,000	50,803
6.750% due 01/29/2020		81,300	87,835
8.500% due 05/30/2013		9,000	10,194

Nokia OYJ
5.375% due 05/15/2019		115	126
6.625% due 05/15/2039		115	131

Nordstrom, Inc.
6.250% due 01/15/2018		42,825	50,075
6.750% due 06/01/2014		2,400	2,817

Norfolk Southern Corp.
5.750% due 04/01/2018		800	938
6.750% due 02/15/2011		150	153

Northwest Airlines 2000-1 Class G Pass Through Trust
7.150% due 04/01/2021		1,638	1,570

Northwest Airlines 2002-1 Class G-1 Pass-Through Trust
1.095% due 05/20/2014		2,367	2,231

Northwest Pipeline GP
7.000% due 06/15/2016		113	137

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Novartis Capital Corp.
4.125% due 02/10/2014		$2,969	$3,245
4.400% due 04/24/2020		45,000	50,064

Novartis Securities Investment Ltd.
5.125% due 02/10/2019		71	82

Nucor Corp.
5.850% due 06/01/2018		13,000	15,339
6.400% due 12/01/2037		600	720

Office Depot, Inc.
6.250% due 08/15/2013		73,035	72,487

ONEOK Partners LP
6.150% due 10/01/2016		10,000	11,581
6.850% due 10/15/2037		31,800	36,738

OPTI Canada, Inc.
8.250% due 12/15/2014		700	536

Oracle Corp.
4.950% due 04/15/2013		15,030	16,570
5.000% due 01/15/2011		230	233
5.750% due 04/15/2018		19,335	23,026
6.500% due 04/15/2038		10,300	12,840

Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016		825	892

Packaging Corp. of America
5.750% due 08/01/2013		10,000	10,821

Pactiv Corp.
8.125% due 06/15/2017		9,800	9,623

Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	10,600	14,453
5.750% due 03/01/2018		$16,900	18,604
6.250% due 08/05/2013	EUR	1,200	1,779
6.375% due 08/05/2016		1,300	1,967
7.500% due 12/18/2013	GBP	2,260	3,989
9.125% due 10/13/2010		$25	25

PepsiCo, Inc.
7.000% due 03/01/2029		100	132
7.900% due 11/01/2018		700	934

Petrobras International Finance Co.
5.750% due 01/20/2020		130,000	144,545
6.875% due 01/20/2040		50,000	57,479
7.875% due 03/15/2019		63,930	80,037
8.375% due 12/10/2018		5,025	6,316

Petroleos Mexicanos
4.875% due 03/15/2015		700	759
5.500% due 01/09/2017	EUR	3,200	4,629
5.500% due 01/21/2021		$21,200	22,684
8.000% due 05/03/2019		22,800	28,386

Petronas Capital Ltd.
7.875% due 05/22/2022		160	219

Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		205	217

Pfizer, Inc.
4.450% due 03/15/2012		250	263
4.650% due 03/01/2018		150	169
7.200% due 03/15/2039		40	55

Pharmacia Corp.
6.750% due 12/15/2027		5,000	6,230

Philip Morris International, Inc.
4.875% due 05/16/2013		62,800	68,998
5.650% due 05/16/2018		26,700	31,310
6.375% due 05/16/2038		34,800	43,042

Pioneer Natural Resources Co.
5.875% due 07/15/2016		27,835	28,899

Pitney Bowes, Inc.
4.750% due 01/15/2016		15,000	15,922

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Plains All American Pipeline LP
5.625% due 12/15/2013	$10,000	$10,945
6.125% due 01/15/2017	25	28

PPG Industries, Inc.
6.650% due 03/15/2018	23,500	28,515

Praxair, Inc.
6.375% due 04/01/2012	200	217

President and Fellows of Harvard College
6.000% due 01/15/2019	54,800	66,567
6.500% due 01/15/2039	47,300	61,209

Pride International, Inc.
6.875% due 08/15/2020	18,500	20,234
7.875% due 08/15/2040	6,100	6,763

Princeton University
4.950% due 03/01/2019	6,800	7,809
5.700% due 03/01/2039	10,000	11,868

Pulte Group, Inc.
5.250% due 01/15/2014	35,000	35,262
6.250% due 02/15/2013	10,000	10,550
7.625% due 10/15/2017	2,500	2,612
7.875% due 08/01/2011	14,404	14,908
8.125% due 03/01/2011	9,000	9,214

Quest Diagnostics, Inc.
5.450% due 11/01/2015	1,900	2,143

RadioShack Corp.
7.375% due 05/15/2011	45,151	46,957

Rexam PLC
6.750% due 06/01/2013	16,500	17,909

Reynolds American, Inc.
0.992% due 06/15/2011	70,700	70,794
6.750% due 06/15/2017	10,900	12,278
7.250% due 06/01/2012	46,540	50,350
7.250% due 06/01/2013	94,600	106,351
7.250% due 06/15/2037	1,100	1,158
7.625% due 06/01/2016	12,850	15,099
7.750% due 06/01/2018	8,100	9,619

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	7,836	8,701

Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	500	558
6.500% due 07/15/2018	150	181
7.125% due 07/15/2028	60	76
8.950% due 05/01/2014	65	80
9.000% due 05/01/2019	110	154

Roche Holdings, Inc.
6.000% due 03/01/2019	94,678	114,894
7.000% due 03/01/2039	297,873	400,900

Rockies Express Pipeline LLC
6.875% due 04/15/2040	8,257	8,164

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	800	822

Rogers Communications, Inc.
6.375% due 03/01/2014	60	69
6.800% due 08/15/2018	100	124

Rohm and Haas Co.
6.000% due 09/15/2017	140,190	156,744
7.850% due 07/15/2029	4,700	5,253

Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011	100	103

RPM International, Inc.
6.500% due 02/15/2018	26,800	30,117

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RR Donnelley & Sons Co.
4.950% due 04/01/2014	$800	$831
5.625% due 01/15/2012	40,078	41,059
6.125% due 01/15/2017	10,900	11,431
8.600% due 08/15/2016	25,000	29,145
11.250% due 02/01/2019	25,600	32,287

Ryder System, Inc.
6.000% due 03/01/2013	18,690	20,232

Ryland Group, Inc.
5.375% due 01/15/2015	9,000	8,955
6.625% due 05/01/2020	10,000	9,725
8.400% due 05/15/2017	28,000	30,380

SABMiller PLC
5.500% due 08/15/2013	38,300	42,149
6.500% due 07/01/2016	1,900	2,289

SandRidge Energy, Inc.
8.625% due 04/01/2015 (e)	13,025	13,090

Sanmina-SCI Corp.
8.125% due 03/01/2016	300	309

SBA Tower Trust
5.101% due 04/15/2017	2,200	2,386

SCA Finans AB
4.500% due 07/15/2015	5,250	5,645

Seagate Technology HDD Holdings
6.375% due 10/01/2011	39,045	40,412

Sealed Air Corp.
5.625% due 07/15/2013	9,250	9,881

Shell International Finance BV
4.300% due 09/22/2019	500	549
5.500% due 03/25/2040	112,100	128,788

Sheraton Holding Corp.
7.375% due 11/15/2015	5,000	5,512

Siemens Financieringsmaatschappij NV
5.500% due 02/16/2012	700	742
5.750% due 10/17/2016	21,100	24,886
6.125% due 08/17/2026	10,800	12,727

Snap-On, Inc.
6.125% due 09/01/2021	67,000	75,406

Sonat, Inc.
7.625% due 07/15/2011	25,510	26,573

Southern Natural Gas Co.
5.900% due 04/01/2017	5,000	5,513
8.000% due 03/01/2032	500	589

Southwest Airlines Co.
5.125% due 03/01/2017	3,200	3,366

Southwestern Energy Co.
7.500% due 02/01/2018	500	568

Spectra Energy Capital LLC
5.500% due 03/01/2014	23,850	26,054
6.200% due 04/15/2018	8,400	9,839

Staples, Inc.
9.750% due 01/15/2014	18,000	22,308

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	35,271	37,696
7.875% due 05/01/2012	35,500	38,251
7.875% due 10/15/2014	43,700	49,162

Steel Dynamics, Inc.
7.375% due 11/01/2012	800	859

Suncor Energy, Inc.
6.100% due 06/01/2018	1,900	2,227
6.850% due 06/01/2039	1,600	1,924

SunGard Data Systems, Inc.
9.125% due 08/15/2013	3,100	3,181
10.250% due 08/15/2015	9,000	9,518

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SUPERVALU, Inc.
8.000% due 05/01/2016	$1,950	$1,974

Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	6,210	6,439

Target Corp.
5.125% due 01/15/2013	2,000	2,185
5.375% due 05/01/2017	40	47
5.875% due 03/01/2012	245	262
6.000% due 01/15/2018	200	242
6.500% due 10/15/2037	5,270	6,475
7.000% due 01/15/2038	152,500	197,327

Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	12,742

TCI Communications, Inc.
8.750% due 08/01/2015	5	6

Teck Resources Ltd.
9.750% due 05/15/2014	5,571	6,875

Temple-Inland, Inc.
6.625% due 01/15/2016	5,000	5,309
6.875% due 01/15/2018	15,430	16,541
7.875% due 05/01/2012	5,500	5,910

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	15,525	17,046
7.500% due 04/01/2017	2,500	2,943
8.000% due 02/01/2016	500	598
8.375% due 06/15/2032	4,400	5,350

Time Warner Cable, Inc.
5.400% due 07/02/2012	9,469	10,148
6.200% due 07/01/2013	730	823
6.550% due 05/01/2037	215	243
6.750% due 07/01/2018	155	185
8.250% due 02/14/2014	20	24
8.250% due 04/01/2019	425	550
8.750% due 02/14/2019	175	231

Time Warner, Inc.
5.875% due 11/15/2016	2,000	2,333
6.500% due 11/15/2036	20,000	22,497
6.875% due 05/01/2012	350	382
7.625% due 04/15/2031	970	1,206
7.700% due 05/01/2032	115	144

Toll Brothers Finance Corp.
5.150% due 05/15/2015	10,000	10,120
5.950% due 09/15/2013	10,000	10,529
6.750% due 11/01/2019	10,000	10,366
8.910% due 10/15/2017	77,650	90,503

Total Capital S.A.
4.450% due 06/24/2020	72,100	79,044

TransCanada Pipelines Ltd.
6.500% due 08/15/2018	400	490
7.125% due 01/15/2019	35,124	44,568
7.250% due 08/15/2038	110	141
7.625% due 01/15/2039	39,682	53,083

Transocean, Inc.
4.950% due 11/15/2015	223,600	232,850
6.000% due 03/15/2018	3,000	3,195
6.625% due 04/15/2011	5,330	5,471

Tyco Electronics Group S.A.
6.000% due 10/01/2012	6,700	7,248
6.550% due 10/01/2017	9,300	10,892

Tyson Foods, Inc.
7.350% due 04/01/2016	18,908	21,012
10.500% due 03/01/2014	43,500	52,581

UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)	2,101	982

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UAL 1991 Pass-Through Trust AB
9.200% due 03/29/2049 (a)	$1,805	$884
10.020% due 03/22/2014 (a)	6,914	2,869
10.125% due 03/22/2015 (a)	9,494	3,774

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018	53,258	59,382

UAL Pass-Through Trust Series 2000-1
8.030% due 01/01/2013 (a)	465	571

Unilever Capital Corp.
7.125% due 11/01/2010	100	100

Union Pacific Corp.
5.450% due 01/31/2013	13,475	14,739
5.700% due 08/15/2018	3,300	3,854
6.125% due 02/15/2020	40,000	48,158

Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698% due 01/02/2024	128	134

United Technologies Corp.
5.375% due 12/15/2017	20	24
6.100% due 05/15/2012	150	162

UnitedHealth Group, Inc.
1.718% due 02/07/2011	20,700	20,797
4.875% due 02/15/2013	44,500	47,860
4.875% due 04/01/2013	175	189
6.000% due 02/15/2018	110,600	129,304
6.875% due 02/15/2038	7,500	9,004

Universal Corp.
5.000% due 09/01/2011	10,000	10,210
6.250% due 12/01/2014	33,000	36,504

Universal Health Services, Inc.
7.125% due 06/30/2016	17,575	18,935

Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016	1,500	1,609
9.500% due 01/21/2020	8,900	10,168

UST LLC
5.750% due 03/01/2018	52,665	56,987

Vale Overseas Ltd.
4.625% due 09/15/2020	22,800	23,659
6.250% due 01/23/2017	39,835	45,692
6.875% due 11/21/2036	39,878	45,647
6.875% due 11/10/2039	81,800	94,136
8.250% due 01/17/2034	2,565	3,277

Valero Energy Corp.
6.625% due 06/15/2037	25	25
9.375% due 03/15/2019	15,000	19,185

Viacom, Inc.
6.250% due 04/30/2016	9,300	10,925
6.875% due 04/30/2036	145	171

Videotron Ltee
9.125% due 04/15/2018	1,850	2,090

Vivendi S.A.
5.750% due 04/04/2013	145,000	157,959
6.625% due 04/04/2018	167,700	194,865

Walgreen Co.
5.250% due 01/15/2019	20	23

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	3,300	3,584
4.550% due 05/01/2013	100	110
5.250% due 09/01/2035	60	65
5.800% due 02/15/2018	48,900	58,917
6.200% due 04/15/2038	22,800	27,588
6.500% due 08/15/2037	38,450	48,154

Walt Disney Co.
6.000% due 07/17/2017	70	86

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Waste Management, Inc.
5.000% due 03/15/2014	$7,650	$8,424
6.100% due 03/15/2018	1,800	2,094
7.125% due 12/15/2017	1,800	2,207
7.375% due 03/11/2019	12,000	15,065

Weatherford International, Inc.
5.950% due 06/15/2012	15,600	16,734

WellPoint Health Networks, Inc.
6.375% due 01/15/2012	10,360	11,035

WellPoint, Inc.
5.000% due 01/15/2011	11,000	11,129

Wesfarmers Ltd.
6.998% due 04/10/2013	48,200	53,688

Westvaco Corp.
7.950% due 02/15/2031	22,000	23,814

Weyerhaeuser Co.
6.750% due 03/15/2012	24,500	25,858
7.375% due 10/01/2019	38,500	42,178
7.375% due 03/15/2032	94,414	96,412
8.500% due 01/15/2025	5,245	5,773

Whirlpool Corp.
5.500% due 03/01/2013	10,300	11,058
6.125% due 06/15/2011	12,000	12,418
6.500% due 06/15/2016	5,000	5,722
7.750% due 07/15/2016	11,000	13,475
8.000% due 05/01/2012	600	654

Williams Cos., Inc.
2.533% due 10/01/2010	720	720

Windstream Corp.
8.125% due 08/01/2013	5,000	5,450
8.625% due 08/01/2016	3,300	3,506

WM Wrigley Jr. Co.
1.664% due 06/28/2011	18,250	18,262
2.450% due 06/28/2012	5,000	5,048
3.050% due 06/28/2013	6,250	6,429

WMG Acquisition Corp.
9.500% due 06/15/2016	1,020	1,096

Wyeth
5.500% due 03/15/2013	10,000	11,079
5.500% due 02/01/2014	25	28
5.500% due 02/15/2016	850	996
5.950% due 04/01/2037	250	296
7.250% due 03/01/2023	250	329

Wynn Las Vegas LLC
7.750% due 08/15/2020	4,000	4,240

Xerox Corp.
6.875% due 08/15/2011	100	105

Xstrata Canada Corp.
6.000% due 10/15/2015	110	123

XTO Energy, Inc.
4.900% due 02/01/2014	240	269
5.300% due 06/30/2015	300	350
5.500% due 06/15/2018	115	138

Yum! Brands, Inc.
6.250% due 03/15/2018	2,000	2,390

		13,043,096

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UTILITIES 1.6%

AES Corp.
7.750% due 03/01/2014		$2,515	$2,704
8.000% due 10/15/2017		2,000	2,170
8.750% due 05/15/2013		834	849
8.875% due 02/15/2011		1,600	1,648
9.750% due 04/15/2016		825	953

AES Red Oak LLC
8.540% due 11/30/2019		7,271	7,507

Alabama Power Co.
5.500% due 10/15/2017		250	289

Alltel Corp.
7.000% due 07/01/2012		10,759	11,841

Appalachian Power Co.
4.950% due 02/01/2015		25	28
5.650% due 08/15/2012		150	161

AT&T Corp.
7.300% due 11/15/2011		2,715	2,909
8.000% due 11/15/2031		350	470

AT&T Mobility LLC
6.500% due 12/15/2011		80	85

AT&T, Inc.
4.950% due 01/15/2013		176,990	192,441
5.100% due 09/15/2014		1,510	1,697
5.350% due 09/01/2040		739	745
5.500% due 02/01/2018		195,000	226,491
5.625% due 06/15/2016		25	29
5.800% due 02/15/2019		335	400
6.300% due 01/15/2038		123,240	139,638
6.400% due 05/15/2038		75	86
6.450% due 06/15/2034		100	113
6.500% due 09/01/2037		309,500	359,200
6.550% due 02/15/2039		50	58
6.700% due 11/15/2013		100	116

Baltimore Gas & Electric Co.
6.125% due 07/01/2013		30	34

BellSouth Corp.
4.295% due 04/26/2021		25,800	26,322
5.200% due 09/15/2014		27,800	31,298
6.550% due 06/15/2034		20,000	22,432

Berry Petroleum Co.
10.250% due 06/01/2014		350	396

BP Capital Markets PLC
2.375% due 12/14/2011		2,730	2,742
2.750% due 06/14/2011	CHF	10,800	11,049
3.125% due 03/10/2012		$20,400	20,809
4.750% due 11/10/2010		2,141	2,144

British Telecommunications PLC
5.150% due 01/15/2013		450	481
9.375% due 12/15/2010		16,138	16,394

Calpine Construction Finance Co. LP and CCFC

Finance Corp.
8.000% due 06/01/2016		18,000	19,350

Carolina Power & Light Co.
6.500% due 07/15/2012		275	301

CenterPoint Energy, Inc.
5.950% due 02/01/2017		7,800	8,784

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		35,700	42,304
7.750% due 11/30/2015		1,300	1,554

CenturyLink, Inc.
6.000% due 04/01/2017		8,400	8,816
6.150% due 09/15/2019		4,000	4,098
7.600% due 09/15/2039		8,600	8,437

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	$9,000	$10,006

CMS Energy Corp.
8.500% due 04/15/2011	75	78

Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015	100	117
5.850% due 04/01/2018	105,540	125,238
6.750% due 04/01/2038	90,000	115,568
7.125% due 12/01/2018	335	432

Consolidated Natural Gas Co.
6.250% due 11/01/2011	15,880	16,750

Constellation Energy Group, Inc.
4.550% due 06/15/2015	3,000	3,226

Cricket Communications, Inc.
9.375% due 11/01/2014	900	936

Deutsche Telekom International Finance BV
6.750% due 08/20/2018	32,190	39,474
8.750% due 06/15/2030	2,870	4,029

Dominion Resources, Inc.
5.200% due 01/15/2016	15,300	17,472
5.250% due 08/01/2033	70	81
5.700% due 09/17/2012	100	109
6.400% due 06/15/2018	22,000	26,861
7.000% due 06/15/2038	25	32

Duke Energy Carolinas LLC
5.100% due 04/15/2018	14,050	16,133
5.625% due 11/30/2012	5,100	5,579
5.750% due 11/15/2013	290	330

Duke Energy Corp.
6.300% due 02/01/2014	267	305

Duke Energy Ohio, Inc.
5.700% due 09/15/2012	135	147

E.ON International Finance BV
6.650% due 04/30/2038	1,100	1,422

EDF S.A.
4.600% due 01/27/2020	95,900	104,663
5.500% due 01/26/2014	168,600	190,429
5.600% due 01/27/2040	80,000	89,126
6.500% due 01/26/2019	170,190	208,170
6.950% due 01/26/2039	164,850	215,822

El Paso Performance-Linked Trust
7.750% due 07/15/2011	76,685	79,771

Embarq Corp.
6.738% due 06/01/2013	300	329
7.082% due 06/01/2016	96,169	107,044
7.995% due 06/01/2036	300	320

Enel Finance International S.A.
5.125% due 10/07/2019	235	250
5.700% due 01/15/2013	300	324
6.250% due 09/15/2017	2,400	2,726
6.800% due 09/15/2037	1,700	1,926

Entergy Gulf States, Inc.
5.250% due 08/01/2015	184	184
5.700% due 06/01/2015	10	10

FirstEnergy Corp.
6.450% due 11/15/2011	607	636

FirstEnergy Solutions Corp.
6.800% due 08/15/2039	115	116

Florida Power & Light Co.
5.850% due 02/01/2033	2,000	2,296

Florida Power Corp.
5.650% due 06/15/2018	70	83

FPL Group Capital, Inc.
7.875% due 12/15/2015	8,000	9,982

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund  (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

France Telecom S.A.
2.125% due 09/16/2015	$15,000	$15,127
4.375% due 07/08/2014	1,300	1,435
7.750% due 03/01/2011	10,105	10,403
8.500% due 03/01/2031	490	711

Frontier Communications Corp.
6.250% due 01/15/2013	10,000	10,525
7.125% due 03/15/2019	1,925	1,983
8.250% due 05/01/2014	500	552

GTE Corp.
6.940% due 04/15/2028	50	58

Gulf Power Co.
5.300% due 12/01/2016	40	46

Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019	150	150

Indiana Michigan Power Co.
5.650% due 12/01/2015	425	480

Integrys Energy Group, Inc.
6.110% due 12/01/2066	375	345

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	200	212

Jersey Central Power & Light Co.
7.350% due 02/01/2019	52	65

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	138,028	140,444
5.700% due 01/05/2016	15,300	15,855

Kinder Morgan, Inc.
6.500% due 09/01/2012	4,250	4,521

Koninklijke KPN NV
8.000% due 10/01/2010	21,284	21,284

Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	5,700	6,400

KT Corp.
4.875% due 07/15/2015	100	108

Majapahit Holding BV
7.250% due 10/17/2011	15,000	15,843
7.750% due 01/20/2020	5,400	6,507
8.000% due 08/07/2019	3,000	3,645

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	1,000	1,052

MidAmerican Energy Co.
4.650% due 10/01/2014	100	112

MidAmerican Energy Holdings Co.
5.750% due 04/01/2018	65	76
6.125% due 04/01/2036	44,325	50,869

Midwest Generation LLC
8.560% due 01/02/2016	1,319	1,304

Monongahela Power Co.
7.950% due 12/15/2013	13,000	15,289

National Grid PLC
6.300% due 08/01/2016	4,500	5,321

Nevada Power Co.
6.750% due 07/01/2037	500	610
7.125% due 03/15/2019	165	205

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	59,100	60,870
8.125% due 05/01/2012	1,051	1,168

NGPL PipeCo LLC
6.514% due 12/15/2012	201,330	214,229
7.119% due 12/15/2017	58,640	63,715

Northwestern Bell Telephone
7.750% due 05/01/2030	19,625	20,140

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NRG Energy, Inc.
7.375% due 01/15/2017	$11,700	$12,022
8.250% due 09/01/2020	48,000	49,740
8.500% due 06/15/2019	20	21

NV Energy, Inc.
6.750% due 08/15/2017	10	10

Ohio Edison Co.
5.450% due 05/01/2015	350	392

Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	109	134

Pacific Gas & Electric Co.
5.800% due 03/01/2037	525	585
8.250% due 10/15/2018	470	625

PacifiCorp
5.500% due 01/15/2019	75	88

Peco Energy Co.
5.950% due 10/01/2036	50	59

Penn Virginia Corp.
10.375% due 06/15/2016	400	440

PPL Capital Funding, Inc.
6.700% due 03/30/2067	2,008	1,910

PPL Energy Supply LLC
5.700% due 10/15/2035	5,000	5,669
6.300% due 07/15/2013	10,000	11,139
6.400% due 11/01/2011	11,000	11,614

Progress Energy, Inc.
7.050% due 03/15/2019	17,500	21,727
7.100% due 03/01/2011	1,623	1,664
7.750% due 03/01/2031	520	688

PSEG Power LLC
5.000% due 04/01/2014	10,425	11,483
5.320% due 09/15/2016	2,305	2,584
5.500% due 12/01/2015	8,000	9,040
6.950% due 06/01/2012	172	189
7.750% due 04/15/2011	2,979	3,090

Public Service Electric & Gas Co.
5.700% due 12/01/2036	50	57

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	17,800	18,200

Qwest Corp.
3.542% due 06/15/2013	22,820	23,961
6.500% due 06/01/2017	300	329
7.500% due 10/01/2014	1,700	1,930
7.625% due 06/15/2015	2,450	2,805
7.875% due 09/01/2011	7,135	7,572
8.875% due 03/15/2012	47,175	51,892

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	66,942	72,528

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	500	551
5.832% due 09/30/2016	12,223	13,359
5.838% due 09/30/2027	45,300	50,700
6.332% due 09/30/2027	7,000	7,974
6.750% due 09/30/2019	11,400	13,592

Sempra Energy
9.800% due 02/15/2019	15,000	20,942

Southern California Edison Co.
5.500% due 08/15/2018	25	30

Southern California Gas Co.
4.375% due 01/15/2011	70	71
5.750% due 11/15/2035	75	88

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sprint Capital Corp.
6.900% due 05/01/2019	$2,700	$2,727
7.625% due 01/30/2011	3,770	3,841
8.375% due 03/15/2012	19,250	20,694

Sprint Nextel Corp.
6.000% due 12/01/2016	4,500	4,466

Telecom Italia Capital S.A.
0.946% due 02/01/2011	3,310	3,305
1.135% due 07/18/2011	4,325	4,310
4.875% due 10/01/2010	15,912	15,912
5.250% due 11/15/2013	119	128
5.250% due 10/01/2015	35	38
6.000% due 09/30/2034	122	115
6.999% due 06/04/2018	15,030	17,289

Telefonica Emisiones SAU
5.855% due 02/04/2013	114	124
5.877% due 07/15/2019	20	23
6.221% due 07/03/2017	200	234
6.421% due 06/20/2016	196	230
7.045% due 06/20/2036	75	90

TELUS Corp.
8.000% due 06/01/2011	4,853	5,082

Tenaska Alabama Partners LP
7.000% due 06/30/2021	81	82

Verizon Communications, Inc.
5.250% due 04/15/2013	18,310	20,218
5.500% due 04/01/2017	1,735	1,990
5.550% due 02/15/2016	1,900	2,202
5.850% due 09/15/2035	615	665
6.100% due 04/15/2018	65,115	77,543
6.900% due 04/15/2038	14,955	18,237
8.750% due 11/01/2018	1,014	1,382

Verizon Global Funding Corp.
6.875% due 06/15/2012	150	165
7.375% due 09/01/2012	235	263
7.750% due 12/01/2030	9,570	12,388

Verizon New England, Inc.
6.500% due 09/15/2011	300	315

Verizon New Jersey, Inc.
5.875% due 01/17/2012	865	916

Verizon Virginia, Inc.
4.625% due 03/15/2013	500	536

Verizon Wireless Capital LLC
2.945% due 05/20/2011	64,400	65,484
3.750% due 05/20/2011	6,400	6,528
5.250% due 02/01/2012	33,400	35,377
5.550% due 02/01/2014	1,262	1,429
8.500% due 11/15/2018	340	464

Virgin Media Finance PLC
9.500% due 08/15/2016	800	908

Virginia Electric and Power Co.
5.400% due 04/30/2018	7,230	8,443
6.350% due 11/30/2037	25,500	31,304
8.875% due 11/15/2038	65	99

Vodafone Group PLC
0.584% due 02/27/2012	40,000	40,063
0.632% due 06/15/2011	75	75
5.450% due 06/10/2019	425	493
5.625% due 02/27/2017	353	404
5.750% due 03/15/2016	545	625
6.150% due 02/27/2037	105	123

		4,109,387

Total Corporate Bonds & Notes (Cost $62,447,299)		68,585,662

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%

Affiliated Managers Group, Inc.
3.950% due 08/15/2038	$4,000	$4,070

National City Corp.
4.000% due 02/01/2011	43,800	44,402

ProLogis
2.250% due 04/01/2037	10,500	10,211

U.S. Bancorp
0.000% due 12/11/2035	10,000	9,982
0.000% due 09/20/2036	85	80

		68,745

INDUSTRIALS 0.1%

Amgen, Inc.
0.125% due 02/01/2011	79,238	79,337

Host Hotels & Resorts LP
2.625% due 04/15/2027	44,500	43,610

LifePoint Hospitals, Inc.
3.500% due 05/15/2014	1,000	1,000

Medtronic, Inc.
1.500% due 04/15/2011	20,400	20,528

Transocean, Inc.
1.500% due 12/15/2037	128,200	125,820
1.625% due 12/15/2037	21,400	21,346

		291,641

Total Convertible Bonds & Notes (Cost $350,924)		360,386

MUNICIPAL BONDS & NOTES 2.9%

ALABAMA 0.0%

Huntsville-Redstone Village, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,600	1,303

ARIZONA 0.0%

Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	6,500	5,283

Arizona State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
14.057% due 01/01/2032	4,815	6,418
19.246% due 01/01/2031	3,700	5,674

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
8.570% due 01/01/2032	500	521

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,260	1,033
5.500% due 07/01/2037	5,000	4,398

University of Arizona Revenue Bonds, Series 2010
6.423% due 08/01/2035	10,000	10,287

		33,614

ARKANSAS 0.0%

Arkansas State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	1,064

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CALIFORNIA 1.0%

Alameda County, California Unified School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2024	$3,500	$1,759
0.000% due 08/01/2025	3,000	1,418

Alameda, California Corridor Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2004
0.000% due 10/01/2016	9,610	7,213

Alameda, California Corridor Transportation Authority Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	117

Bell, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.480% due 08/01/2019	525	459

Burbank, California Revenue Bonds, Series 2010
6.323% due 06/01/2040	25,000	26,904

California State ABC Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2000
0.000% due 08/01/2023	2,000	1,042

California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049	100,235	111,980

California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.918% due 04/01/2040	30,585	33,176
7.043% due 04/01/2050	170,000	187,439

California State Calleguas-Las Virgenes Public Financing Authority Revenue Bonds, Series 2010
5.944% due 07/01/2040	6,710	7,203

California State Ceres Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2027	2,300	838
0.000% due 08/01/2028	2,825	967
0.000% due 08/01/2029	2,940	939

California State Chino Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
0.000% due 08/01/2023	300	157

California State East Side Union High School District General Obligation Bonds, (XLCA Insured), Series 2005
0.000% due 08/01/2021	1,985	1,135
0.000% due 08/01/2022	1,490	799

California State Educational Facilities Authority Revenue Bonds, (NPFGC Insured), Series 2001
0.000% due 10/01/2034	5,930	1,267

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	74,850	80,655
7.500% due 04/01/2034	70,200	76,446
7.550% due 04/01/2039	99,037	107,803

California State General Obligation Bonds, Series 2010
7.625% due 03/01/2040	100	110
7.950% due 03/01/2036	11,500	12,341

California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	50	54
5.950% due 04/01/2016	3,200	3,521

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	$68,100	$74,724

California State Las Virgenes Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2026	6,140	2,714

California State Lee Lake Water District Community Facilities District No. 2 Special Tax Bonds, Series 2002
6.125% due 09/01/2032	825	820

California State Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	500

California State Northern Power Agency Revenue Bonds, Series 2010
7.311% due 06/01/2040	71,000	78,623

California State Public Works Board Revenue Bonds, Series 2010
7.004% due 03/01/2035	63,220	66,612
7.804% due 03/01/2035	12,955	13,803
8.000% due 03/01/2035	7,070	7,348

California State Southern Mono Health Care District General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026	1,800	702

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	2,685	2,705
5.750% due 06/01/2029	3,000	3,004
6.000% due 06/01/2035	10,000	8,940
6.125% due 06/01/2038	2,000	1,798
6.125% due 06/01/2043	2,000	1,625

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (g)	15,000	12,880
0.000% due 06/01/2033	10,540	1,453

California State University Revenue Bonds, Series 2010
6.434% due 11/01/2030	15,500	16,913

California State William S. Hart Joint School Financing Authority Revenue Bonds, Series 2004
5.625% due 09/01/2034	1,500	1,502

California Statewide Communities Development Authority Revenue Bonds, Series 2000
6.750% due 10/01/2030	3,000	3,020

California Statewide Communities Development Authority Revenue Bonds, Series 2001
6.625% due 11/01/2031	3,990	3,631

California Statewide Communities Development Authority Revenue Bonds, Series 2003
7.250% due 10/01/2033	2,500	2,506

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031	2,500	2,209
5.250% due 07/01/2042	1,250	982
5.500% due 11/01/2038	2,750	2,359

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	17,820

Chula Vista, California Community Facilities District Special Tax Bonds, Series 2005
5.250% due 09/01/2030	1,940	1,667

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Clovis, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2023	$2,000	$	1,089
0.000% due 08/01/2025	3,535		1,712
0.000% due 08/01/2027	2,500		1,056

Compton, California Community Redevelopment Agency Tax Allocation Bonds, Series 2010
7.740% due 08/01/2024	1,305		1,333

Contra Costa, California Community College District General Obligation Bonds, Series 2010
6.504% due 08/01/2034	35,000		38,286

Covina-Valley, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 06/01/2025	3,130		1,409

Empire Union, California School District Special Tax Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2030	1,560		466
0.000% due 10/01/2032	1,265		323

Escondido, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	1,000		416

Eureka, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	2,440		921

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1999
0.000% due 01/15/2033	5,000		1,061
0.000% due 01/15/2034	5,000		959

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200		19,505
5.000% due 06/01/2038	45,000		43,049

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (g)	7,000		4,509
5.000% due 06/01/2033	25,700		20,241
5.125% due 06/01/2047	37,000		25,333
5.750% due 06/01/2047	67,100		50,842

Jurupa, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 05/01/2027	1,900		721

Kings Canyon, California Joint Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2027	2,450		947

Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.600% due 08/01/2042	32,375		35,758
6.680% due 08/01/2036	12,625		13,744
6.750% due 08/01/2049	120,755		135,203

Los Angeles, California Department of Airports Revenue Bonds, Series 2009
6.582% due 05/15/2039	10,875		12,127

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039	58,000		62,996

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
5.516% due 07/01/2027	50,000		50,630
6.166% due 07/01/2040	39,690		40,459

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2005
17.928% due 07/01/2013	$12,500	$14,702

Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.750% due 07/01/2034	71,985	72,791
5.755% due 07/01/2029	2,500	2,560

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	69,400	73,854
6.758% due 07/01/2034	69,300	78,664

Manhattan Beach, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2001
0.000% due 09/01/2025	1,000	474

Manteca, California Unified School District Special Tax Bonds, (NPFGC Insured), Series 2001
0.000% due 09/01/2025	2,365	942

Montclair, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2001
5.300% due 10/01/2030	5,820	5,646

Montebello, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2024	1,485	712

Montebello, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,500	714
0.000% due 08/01/2025	2,830	1,263
0.000% due 08/01/2027	2,775	1,073

Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	4,585	3,773

Newark, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	3,245	1,407

Northern California State Tobacco Securitization Authority Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	9,474

Orange County, California Sanitation District Revenue Bonds, Series 2010
5.580% due 02/01/2040	29,530	30,075

Palmdale, California Community Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2030	1,230	426
0.000% due 12/01/2031	1,230	406
0.000% due 12/01/2032	1,225	379

Paramount, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 09/01/2023	1,750	907

Placer County, California Union High School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2033	10,150	2,582

Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029	20,000	21,871
7.200% due 08/01/2039	35,000	40,172

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rocklin, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2023	$2,610	$1,403
0.000% due 08/01/2024	5,000	2,530
0.000% due 08/01/2025	4,000	1,904
0.000% due 08/01/2026	4,000	1,775
0.000% due 08/01/2027	4,500	1,857

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2010
6.325% due 08/01/2040	10,000	10,937

Sacramento, California Financing Authority Revenue Bonds, Series 1999
6.250% due 09/01/2023	4,905	4,888

Salinas, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 10/01/2023	885	450

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2010
6.628% due 07/01/2040 (d)	35,000	35,618

San Diego County, California Water Authority Revenue Bonds, Series 2010
6.138% due 05/01/2049	50,000	55,552

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030	7,000	7,069
7.750% due 09/01/2040	5,000	5,020

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	51,880	41,072

San Francisco, California City & County Public Utilities Commission Revenue Bonds, Series 2010
6.000% due 11/01/2040	10,000	10,467

San Francisco, California City & County Revenue Bonds, Series 2010
5.500% due 10/01/2029	9,180	9,148
5.600% due 10/01/2030	9,520	9,554
5.820% due 10/01/2040	19,315	19,367

San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 1999
0.000% due 08/01/2023	1,770	953

San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2025	10,895	5,263
0.000% due 08/01/2026	12,215	5,566

San Mateo, California Union High School District General Obligation Bonds, Series 2010
6.733% due 09/01/2034	15,745	16,876

Sanger, California Unified School District Certificates of Participation Bonds, Series 2010
5.250% due 07/01/2027	7,345	6,362

Santa Ana, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,515	1,058
0.000% due 08/01/2028	3,520	1,279
0.000% due 08/01/2030	2,500	776
0.000% due 08/01/2031	3,780	1,086
0.000% due 08/01/2032	3,770	1,003

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (FSA Insured), Series 2010
7.400% due 09/01/2036	$2,000	$2,109

Santa Monica, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2026	2,000	916
0.000% due 08/01/2027	3,550	1,512

Shasta, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,000	489

Signal Hill, California Redevelopment Agency Tax Allocation Bonds, (NPFGC-FGIC Insured), Series 2006
5.581% due 10/01/2016	170	174

Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	12,200	12,151

Southern California State Metropolitan Water District Revenue Bonds, Series 2009
5.906% due 07/01/2025	9,000	9,703
6.538% due 07/01/2039	40,000	42,903

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	36,040	27,740

Stanislaus County, California Modesto Elementary School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2023	2,615	1,406
0.000% due 08/01/2024	2,705	1,369
0.000% due 05/01/2027	2,000	836

Stanislaus County, California Modesto High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,150	954

Stockton, California Public Financing Authority Revenue Bonds, Series 2009
7.942% due 10/01/2038	47,000	50,142

Tahoe, California Joint Powers Parking Financing Authority Revenue Bonds, Series 2002
7.000% due 12/01/2027	2,670	2,316

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	2,000	2,188

University of California Revenue Bonds, Series 2009
5.770% due 05/15/2043	18,700	19,724

University of California Revenue Bonds, Series 2010
5.946% due 05/15/2045	36,000	36,563
6.296% due 05/15/2050	34,000	34,096

Victor, California Elementary School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,125	548
0.000% due 08/01/2026	2,410	1,034

Vista, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	1,000	447

West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 08/01/2034	20,115	22,555

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Yuba City, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2025	$2,110	$926

		2,458,198

COLORADO 0.0%

Aurora, Colorado Single Tree Metropolitan District General Obligation Bonds, Series 2006
5.500% due 11/15/2031	1,000	821

Colorado State E-470 Public Highway Authority Revenue Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2035	20,000	4,361
0.000% due 09/01/2037	15,000	2,879

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	889

Colorado State Metro Wastewater Reclamation District Revenue Bonds, Series 2009
5.518% due 04/01/2024	5,000	5,345

		14,295

CONNECTICUT 0.0%

Naugatuck, Connecticut General Obligation Bonds, (FSA-CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	169

DISTRICT OF COLUMBIA 0.1%

District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	160,000	171,896

FLORIDA 0.0%

Austin Trust Various States General Obligation Bonds, Series 2008
8.760% due 06/01/2032	14,375	15,802

Broward County, Florida Revenue Bonds, Series 2010
5.764% due 10/01/2025	15,000	15,558
6.206% due 10/01/2030	15,000	15,399

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	3,250	2,758

Florida State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.724% due 12/01/2026	2,755	4,768

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.625% due 07/01/2027	4,720	4,320

Seminole County, Florida Revenue Bonds, Series 2010
6.443% due 10/01/2040	34,600	36,808

		95,413

GEORGIA 0.0%

Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	115,634	122,654

ILLINOIS 0.5%

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2031	4,500	1,510

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 12/01/2028	26,000	10,682

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago, Illinois General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 01/01/2037	$32,670	$7,344
0.000% due 01/01/2038	29,145	6,173
0.000% due 01/01/2039	32,670	6,519

Chicago, Illinois General Obligation Bonds, Series 2010
6.257% due 01/01/2040	11,000	11,258

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.794% due 01/01/2014	12,465	13,119

Chicago, Illinois Metropolitan Water Reclamation District General Obligation Bonds, Series 2009
5.720% due 12/01/2038	15,000	17,087

Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,600	1,578
6.750% due 12/01/2032	3,456	3,355

Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013	2,025	2,025

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	57,820	64,687
6.899% due 12/01/2040	398,840	430,229

Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	61,200	61,964

Hillside, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	4,170	4,005
7.000% due 01/01/2028	2,740	2,493

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	1,050	1,001

Illinois State Finance Authority Revenue Bonds, Series 2007
5.500% due 05/15/2037	1,500	1,185
5.750% due 05/15/2031	2,000	1,911
6.000% due 11/15/2037 (a)	1,500	450
7.000% due 12/01/2037 (a)	3,481	453

Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	871

Illinois State General Obligation Bonds, Series 2010
6.630% due 02/01/2035	58,000	57,088
6.725% due 04/01/2035	59,400	59,430
6.900% due 03/01/2035	4,700	4,737

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	400	404
3.321% due 01/01/2013	4,700	4,782
4.071% due 01/01/2014	113,000	117,165
4.421% due 01/01/2015	102,800	107,237
4.790% due 04/01/2016	16,800	17,575
5.090% due 04/01/2017	25,300	26,465
5.297% due 04/01/2018	27,000	28,025
5.547% due 04/01/2019	9,900	10,347

Illinois State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.305% due 06/01/2026	2,315	3,563

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2030	$60,000	$19,707
0.000% due 12/15/2032	55,000	15,765
0.000% due 12/15/2033	50,000	13,245
0.000% due 06/15/2038	2,460	486

Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035	34,200	38,396

Illinois State Toll Highway Authority Revenue Bonds, Series 2009
5.851% due 12/01/2034	20,000	20,605
6.184% due 01/01/2034	10,800	11,546

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
6.625% due 06/01/2037	600	581

		1,207,048

INDIANA 0.0%

Evansville, Indiana Redevelopment Authority Revenue Bonds, Series 2010
6.960% due 02/01/2034	7,630	7,937

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
6.004% due 01/15/2040	38,000	41,652

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	3,000	2,861
5.750% due 09/01/2042	2,000	1,910

		54,360

IOWA 0.0%

Iowa State Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045	2,900	1,831

Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	22,500	24,838

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	16,100	13,758
6.500% due 06/01/2023	46,270	42,880

		83,307

KANSAS 0.0%

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	500	425

LOUISIANA 0.1%

East Baton Rouge, Louisiana Sewerage Commission Revenue Bonds, Series 2010
6.087% due 02/01/2045	80,000	82,969

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	19,464

		102,433

MASSACHUSETTS 0.0%

Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	35,000	37,495

Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2005
9.230% due 08/01/2032	250	261

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southbridge, Massachusetts Associates LLC Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	$30,600	$36,104

		73,860

MICHIGAN 0.0%

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	755	597

Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (q)	110	104

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022	775	656
5.000% due 09/01/2036	1,500	1,082

Michigan State Star International Academy Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037	1,440	1,343

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	320	255

Michigan State University Revenue Bonds, Series 2010
6.173% due 02/15/2050	50,000	53,356

		57,393

MINNESOTA 0.0%

North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	1,070	1,078

Rochester, Minnesota Revenue Bonds, Series 2007
5.300% due 04/01/2037	100	79

		1,157

MISSISSIPPI 0.0%

Mississippi State Development Bank Special Obligation Revenue Bonds, Series 2010
6.313% due 01/01/2033	10,000	10,899

MISSOURI 0.0%

Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2037	3,350	2,015

Missouri State University Place Transportation Development District Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	500	378

		2,393

NEBRASKA 0.0%

Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	44,800	48,000

NEVADA 0.2%

Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	140,600	156,059

Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.013% due 06/01/2039	90,000	104,288
7.100% due 06/01/2039	33,000	34,782
7.263% due 06/01/2034	47,500	50,576

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2010
5.650% due 03/01/2035	$15,085	$15,398
5.700% due 03/01/2040	10,885	11,115

		372,218

NEW JERSEY 0.1%

Essex County, New Jersey Improvement Authority Revenue Bonds, (AMBAC Insured), Series 2006
5.250% due 10/01/2020	505	511

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	2,210	2,211

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	114,800	114,266

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2003
5.500% due 07/01/2033	2,000	1,734

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	14,600	12,086
5.000% due 06/01/2041	32,755	22,685

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	25,000	26,566

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	655	814

		180,873

NEW YORK 0.4%

Albany, New York Industrial Development Agency Revenue Bonds, Series 1999
5.300% due 04/01/2029	3,265	2,709

Austin Trust Various States Revenue Bonds, Series 2007
9.279% due 06/15/2038	69,000	77,962

Austin Trust Various States Revenue Bonds, Series 2008
12.745% due 11/01/2027	5,000	6,233
13.504% due 11/01/2027	5,000	6,742

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	1,400	1,239

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	1,300	1,317

New York City, New York General Obligation Bonds, Series 2009
5.985% due 12/01/2036	7,310	7,745
6.435% due 12/01/2035	4,900	5,164
6.491% due 03/01/2021	190	223

New York City, New York General Obligation Bonds, Series 2010
5.968% due 03/01/2036	45,000	48,419

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
5.440% due 06/15/2043	114,280	119,485
5.790% due 06/15/2041	57,000	58,181
6.124% due 06/15/2042	75,000	77,223
6.491% due 06/15/2042	18,000	19,185

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.267% due 05/01/2027	$25,000	$26,858
5.508% due 08/01/2037	70,000	72,837
5.808% due 08/01/2030	20,000	20,846

New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	8,000	7,499

New York State Counties Tobacco Trust IV Revenue Bonds, Series 2005
6.000% due 06/01/2027	15,265	13,543

New York State Dormitory Authority Revenue Bonds, Series 2009
5.427% due 03/15/2039	25,000	25,344

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
10.128% due 09/15/2029	13,810	17,889

New York State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2008
9.308% due 07/15/2012	6,820	8,158

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039	1,020	1,273

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
5.989% due 11/15/2030	40,000	42,372
6.089% due 11/15/2040	40,000	42,266
6.548% due 11/15/2031	27,525	29,820
6.648% due 11/15/2039	80,000	87,122

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	440

New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	23,000	19,929

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039	54,000	57,280

Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,225	1,020

		906,323

NORTH CAROLINA 0.0%

Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2008
13.484% due 05/01/2026	4,880	6,542

North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	826

North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,333

North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	36,200	39,318

		48,019

NORTH DAKOTA 0.0%

Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	5,400	5,457

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OHIO 0.2%

Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2010
6.540% due 12/01/2036	$2,980	$3,150

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.449% due 02/15/2044	86,000	92,455

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
5.939% due 02/15/2047	50,000	51,257

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,000	8,417
5.875% due 06/01/2030	13,800	11,149
5.875% due 06/01/2047	386,400	283,231
6.500% due 06/01/2047	9,000	7,231

University of Toledo, Ohio Revenue Bonds, Series 2009
7.100% due 06/01/2026	5,000	5,381
7.875% due 06/01/2031	7,000	7,387

		469,658

OREGON 0.0%

Oregon State Department of Administrative Services Certificate of Participation Bonds, Series 2010
6.130% due 05/01/2030	16,025	17,100
6.180% due 05/01/2035	18,170	19,259

		36,359

PENNSYLVANIA 0.1%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.000% due 11/15/2028	1,000	797
5.375% due 11/15/2040	50,800	38,797

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	480

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2010
6.532% due 06/15/2039	32,000	33,510

Pennsylvania State Turnpike Commission Revenue Bonds, Series 2009
6.105% due 12/01/2039	900	988

Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.615% due 06/01/2030	7,000	7,363
6.765% due 06/01/2040	25,000	26,270

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	350	320

		108,525

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	51,800	5,648
0.000% due 08/01/2054	77,000	5,125

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056	21,600	1,215

		11,988

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RHODE ISLAND 0.0%

Rhode Island State Convention Center Authority Revenue Bonds, (FSA Insured), Series 2006
6.060% due 05/15/2035	$165	$168

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	6,975

		7,143

SOUTH CAROLINA 0.0%

South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
6.000% due 11/15/2037	750	559

SOUTH DAKOTA 0.0%

Minnehaha County, South Dakota Revenue Bonds, Series 2007
5.375% due 12/01/2027	1,705	1,486

TENNESSEE 0.0%

Blount County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2007
5.125% due 04/01/2023	1,325	1,164

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 (a)	5,000	4,375

		5,539

TEXAS 0.2%

Austin Trust Various States Revenue Bonds, Series 2008
8.763% due 08/15/2030	6,595	7,517

Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	30,000	31,507

Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
8.794% due 02/15/2014	6,500	7,388

Dallas County, Texas Hospital District General Obligation Bonds, Series 2009
6.171% due 08/15/2034	500	538

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
5.999% due 12/01/2044	140	163

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	150,000	166,732

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	75	82

North Texas State Tollway Authority Revenue Bonds, Series 2010
8.910% due 02/01/2030	50,500	51,869

San Antonio, Texas General Obligation Bonds, Series 2010
6.038% due 08/01/2040	10,500	11,070

Texas State General Obligation Bonds, Series 2009
5.517% due 04/01/2039	19,625	22,171

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
15.898% due 02/15/2032	$4,690	$6,512
18.693% due 02/15/2028	5,565	8,397

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Notes, (PSF-GTD Insured), Series 2008
13.470% due 02/15/2012	3,985	4,492

Texas State Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	81,500	87,674

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2019	10,000	6,323
0.000% due 08/15/2025	19,990	8,412

Victoria, Texas General Obligation Bonds, Series 2009
6.124% due 08/15/2030	5,000	5,216

Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	6,340	6,012

		432,075

UTAH 0.0%

Spanish Fork, Utah Revenue Bonds, Series 2006
5.700% due 11/15/2036	750	648

Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,320	1,134

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	250	214

Utah State Transit Authority Revenue Bonds, (NPFGC Insured), Series 2007
0.000% due 06/15/2029	10,000	3,944

Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	480	562

Weber County, Utah Revenue Bonds, Series 1999
5.000% due 08/15/2030	1,750	1,755

		8,257

VIRGINIA 0.0%

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2046 (g)	11,000	6,924

WASHINGTON 0.0%

Spokane County, Washington Revenue Bonds, Series 2009
6.474% due 12/01/2029	8,000	8,598

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	10,200	6,563

Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	1,500	1,321

Washington State Port of Seattle Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	13,065

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	7,150	7,228

		36,775

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	$161,300	$	125,290

WISCONSIN 0.0%

Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,250		1,021

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 05/01/2032	2,250		1,990

			3,011

Total Municipal Bonds & Notes (Cost $6,840,139)			7,306,360

U.S. GOVERNMENT AGENCIES 26.6%

Bolivia Government AID Bond
0.375% due 02/01/2019	4,000		3,844

Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (c)	28		26
0.000% due 10/09/2019	13,300		8,802
0.316% due 07/25/2037	873		876
0.376% due 03/25/2034	233		231
0.386% due 03/25/2036	9,141		8,490
0.406% due 08/25/2034	198		190
0.456% due 05/25/2035 - 10/27/2037	101,175		101,022
0.496% due 06/25/2032	40		40
0.506% due 03/25/2035	54		54
0.556% due 02/25/2032	33		33
0.566% due 04/25/2037	193,308		193,115
0.576% due 06/25/2037	46		46
0.606% due 07/25/2021 - 03/25/2044	19,734		19,632
0.656% due 06/25/2029 - 11/25/2036	17,897		17,909
0.657% due 04/18/2028	131		132
0.666% due 09/25/2035	46,477		46,439
0.701% due 02/25/2037	57,459		57,383
0.706% due 10/25/2030 - 09/25/2037	15,768		15,767
0.707% due 10/18/2030	933		938
0.731% due 08/25/2021 - 03/25/2022	27		27
0.756% due 03/25/2017 - 04/25/2038	152,926		153,560
0.807% due 12/18/2031	365		367
0.836% due 08/25/2037	29,834		29,951
0.856% due 05/25/2030	400		400
0.881% due 11/25/2013 - 08/25/2022	76		76
0.906% due 05/25/2030	400		399
0.931% due 10/25/2023 - 03/25/2024	2,335		2,363
0.956% due 06/25/2040	153,878		154,526
0.986% due 06/25/2040	35,067		35,245
1.006% due 06/25/2040	77,606		77,971
1.081% due 01/25/2022	34		35
1.111% due 01/25/2022	83		84
1.131% due 12/25/2021	38		39
1.156% due 04/25/2032	49		50
1.181% due 04/25/2021	4		4

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

1.281% due 04/25/2023	$246	$	252
1.506% due 04/01/2027	34		35
1.586% due 07/01/2042 - 10/01/2044	46,799		46,651
1.587% due 12/01/2044	5,282		5,311
1.588% due 03/01/2044	1,231		1,246
1.625% due 10/26/2015	375,400		375,888
1.636% due 09/01/2041	50		50
1.665% due 01/01/2021	16		16
1.738% due 04/01/2027	39		41
1.747% due 06/01/2035	1,574		1,619
1.786% due 10/01/2030 - 10/01/2040	3,627		3,683
1.920% due 11/01/2023	30		31
1.994% due 10/01/2034	1,853		1,928
2.000% due 02/01/2020	9		9
2.027% due 05/01/2023	136		136
2.039% due 02/01/2022	172		177
2.072% due 03/01/2034	7,642		7,975
2.077% due 09/01/2035	133		137
2.149% due 09/01/2022	104		106
2.207% due 03/01/2019	634		652
2.209% due 12/01/2020	416		428
2.272% due 02/01/2034	59		61
2.290% due 06/01/2021	370		384
2.297% due 01/01/2020	442		451
2.310% due 08/01/2025	834		866
2.328% due 11/01/2035	4,563		4,666
2.360% due 05/01/2024	13		13
2.386% due 05/01/2034	517		539
2.391% due 05/01/2035	262		272
2.411% due 10/01/2024	23		24
2.440% due 12/01/2023	179		186
2.470% due 04/01/2027 - 06/01/2035	1,919		2,008
2.474% due 08/01/2032	51		53
2.475% due 05/01/2022	10		10
2.499% due 04/01/2033	74		77
2.507% due 07/01/2024	280		292
2.509% due 11/01/2025	136		142
2.510% due 03/01/2033	200		209
2.512% due 02/01/2035	557		579
2.515% due 09/01/2029	4		4
2.539% due 05/01/2033	250		258
2.545% due 08/01/2033	27		29
2.550% due 03/01/2035	62		65
2.555% due 05/01/2024	75		78
2.560% due 01/01/2036	837		874
2.562% due 02/01/2027 - 07/01/2035	396		415
2.565% due 11/01/2023	137		143
2.566% due 08/01/2027	1,204		1,261
2.570% due 06/01/2034	25		26
2.575% due 12/01/2023 - 06/01/2024	238		247
2.585% due 09/01/2033	158		166
2.589% due 03/01/2035	1,219		1,279
2.591% due 04/01/2024	235		237
2.595% due 07/01/2026	11		11
2.597% due 01/01/2035	9,549		9,934
2.599% due 12/01/2034	222		230
2.608% due 05/01/2025	210		220
2.614% due 11/01/2025	127		133
2.615% due 05/01/2030	13		13

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.621% due 01/01/2035	$12,905	$	13,409
2.625% due 01/01/2035	227		236
2.628% due 03/01/2025	654		685
2.630% due 12/01/2034	238		246
2.644% due 05/01/2035	24,496		25,645
2.645% due 06/01/2035	7,784		8,143
2.648% due 04/01/2027	48		50
2.653% due 12/01/2034	99		102
2.655% due 10/01/2024	95		99
2.656% due 11/01/2035	3,481		3,648
2.659% due 11/01/2025	465		488
2.661% due 08/01/2026	102		107
2.662% due 01/01/2035	10,220		10,601
2.665% due 06/01/2035	12,074		12,646
2.672% due 05/01/2035	3,926		4,123
2.675% due 11/01/2034 - 09/01/2035	4,024		4,183
2.683% due 12/01/2022	24		25
2.684% due 06/01/2035	171		179
2.687% due 02/01/2035	71		75
2.690% due 11/01/2025	67		70
2.698% due 10/01/2034	1,847		1,912
2.699% due 09/01/2024	128		134
2.700% due 10/01/2027	97		102
2.701% due 06/01/2030	100		100
2.709% due 05/25/2035	23,669		25,141
2.715% due 05/01/2026	42		44
2.720% due 07/01/2026 - 07/01/2035	3,048		3,202
2.721% due 10/01/2034	396		412
2.739% due 08/01/2035	1,335		1,402
2.750% due 02/01/2024	56		59
2.751% due 07/01/2033	17		17
2.753% due 11/01/2034	3,966		4,160
2.754% due 12/01/2025	280		295
2.755% due 01/01/2026	135		141
2.766% due 09/01/2034	1,126		1,168
2.769% due 07/01/2034	3,921		4,109
2.775% due 11/01/2025	25		25
2.778% due 05/01/2035	15,986		16,758
2.788% due 03/01/2036	358		376
2.789% due 02/01/2035	3,477		3,649
2.790% due 11/01/2035	519		540
2.792% due 09/01/2035	7,981		8,280
2.800% due 08/01/2031	123		129
2.801% due 11/01/2034	3,011		3,123
2.804% due 08/01/2035	6,983		7,329
2.805% due 08/01/2035	822		860
2.816% due 02/01/2036	318		334
2.820% due 06/01/2033	101		106
2.829% due 02/01/2035	3,258		3,422
2.832% due 04/01/2034	290		303
2.835% due 11/01/2023	14		15
2.853% due 08/01/2035	298		311
2.858% due 06/01/2025	68		71
2.870% due 08/01/2023	54		54
2.883% due 12/01/2034	111		116
2.896% due 11/01/2032	92		96
2.897% due 02/01/2035	4,370		4,564
2.900% due 09/01/2034	16,337		17,153
2.907% due 12/01/2027	260		273
2.913% due 12/01/2025	162		170
2.916% due 07/01/2035	2,645		2,783
2.921% due 11/01/2034	62		65

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.922% due 08/01/2035	$49	$	52
2.930% due 11/01/2035	577		605
2.945% due 06/01/2035	1,024		1,078
2.950% due 08/01/2035	3,368		3,540
2.952% due 12/01/2034	44		46
2.961% due 09/01/2017	465		469
2.972% due 04/01/2026 - 08/01/2027	46		49
2.975% due 12/01/2026	12		13
2.980% due 06/01/2025	330		346
3.000% due 09/16/2014	43,400		46,460
3.006% due 12/01/2024	12		13
3.008% due 12/01/2034	1,428		1,490
3.011% due 12/01/2033	420		442
3.018% due 07/01/2035	1,632		1,714
3.020% due 02/01/2028	56		59
3.028% due 07/01/2035	1,836		1,928
3.046% due 12/01/2023	54		56
3.047% due 10/01/2020	16		16
3.060% due 06/01/2023	85		87
3.068% due 02/01/2035	3,573		3,755
3.075% due 03/01/2033	128		130
3.082% due 07/01/2017	640		648
3.085% due 03/01/2026	50		53
3.105% due 09/01/2023	132		135
3.108% due 09/01/2024	92		94
3.117% due 10/01/2034	3,797		3,975
3.133% due 08/01/2027	870		917
3.143% due 09/01/2035	1,625		1,668
3.144% due 09/01/2035	7,048		7,250
3.145% due 11/01/2031	178		186
3.171% due 10/01/2023	19		20
3.183% due 11/01/2034	1,712		1,798
3.204% due 12/01/2030	13		14
3.220% due 07/01/2019	10		10
3.231% due 02/01/2033	2		2
3.238% due 03/01/2034	7,026		7,379
3.250% due 10/01/2024 - 11/01/2026	39		41
3.314% due 12/01/2018	23		24
3.325% due 10/01/2020	27		28
3.349% due 01/01/2036	564		595
3.359% due 12/01/2035	17		18
3.372% due 11/01/2024	1,519		1,548
3.418% due 02/01/2028	488		496
3.500% due 11/01/2027	45		47
3.533% due 10/01/2026	10		11
3.548% due 01/01/2018	81		83
3.552% due 09/01/2019	553		569
3.601% due 09/01/2035	210		220
3.685% due 09/01/2014	13		13
3.686% due 05/01/2030	12		12
3.820% due 06/01/2023	18		19
3.875% due 08/01/2024	90		93
3.897% due 11/01/2019	115		115
3.955% due 07/01/2021	29		30
4.000% due 11/01/2010 - 12/01/2040	4,677,626		4,796,749
4.100% due 12/17/2018	1,250,000		1,258,921
4.129% due 07/01/2019	72		72
4.150% due 12/17/2018	900,000		906,784
4.200% due 05/01/2021	8		8
4.239% due 08/01/2027	80		84
4.291% due 10/01/2019	134		141

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
4.347% due 04/01/2034	$15	$	16
4.375% due 04/01/2017	29		30
4.451% due 02/01/2028	29		30
4.478% due 05/01/2023	293		300
4.485% due 06/01/2015	118		123
4.486% due 07/01/2024	116		122
4.500% due 10/01/2010 - 10/01/2040	20,850,065		21,728,031
4.555% due 09/01/2028	234		244
4.565% due 09/01/2021	11		12
4.655% due 12/01/2036	840		877
4.679% due 04/01/2038	30		31
4.680% due 12/01/2012	351		373
4.685% due 11/01/2035	18,733		19,483
4.733% due 04/01/2018	142		149
4.747% due 11/01/2035	12,769		13,301
4.751% due 03/01/2035	92		95
4.770% due 11/01/2012	48		51
4.776% due 12/01/2017	608		639
4.825% due 02/01/2020	38		38
4.856% due 02/01/2013	320		341
4.862% due 04/01/2013	49		52
4.866% due 04/01/2035	2,900		3,050
4.868% due 09/01/2034	971		1,008
4.870% due 05/01/2013	124		132
4.903% due 03/01/2035	254		265
4.915% due 10/01/2027	200		209
5.000% due 03/02/2015 - 10/13/2040	4,322,507		4,554,488
5.025% due 11/01/2022	17		17
5.032% due 06/01/2035	2,502		2,665
5.036% due 03/01/2024	23		24
5.107% due 09/01/2035	2,951		3,143
5.109% due 10/01/2035	2,122		2,260
5.112% due 09/01/2035	2,577		2,744
5.131% due 11/01/2035	2,035		2,168
5.146% due 11/01/2010	16		16
5.152% due 08/01/2035	2,105		2,245
5.156% due 11/01/2035	2,484		2,648
5.157% due 02/01/2016	192		217
5.160% due 10/01/2035	1,995		2,125
5.166% due 08/01/2035	2,317		2,471
5.170% due 07/01/2035	2,882		3,073
5.186% due 10/01/2035	3,416		3,642
5.198% due 08/01/2035	2,194		2,340
5.204% due 06/01/2029	66		67
5.222% due 09/01/2035	1,876		2,005
5.237% due 12/01/2035	2,520		2,691
5.238% due 09/01/2035	40		43
5.241% due 08/01/2022	829		830
5.244% due 07/01/2035	1,848		1,971
5.250% due 08/01/2012	110		119
5.256% due 09/01/2035	2,867		3,055
5.266% due 07/01/2035	1,908		2,031
5.272% due 10/01/2035	2,877		3,067
5.273% due 11/01/2035	12		12
5.290% due 11/25/2033	1,092		1,171
5.308% due 02/01/2021	59		59
5.310% due 08/25/2033	3,508		3,764
5.321% due 10/01/2035	3,015		3,222
5.329% due 02/01/2021	46		49
5.332% due 11/01/2035	3,052		3,262
5.333% due 01/01/2036	52		55
5.348% due 11/01/2035	3,738		3,994

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.370% due 08/25/2043	$2,236	$2,399
5.375% due 07/15/2016 - 03/01/2023	426	497
5.376% due 01/01/2036	2,298	2,454
5.410% due 09/01/2012	275	292
5.424% due 05/01/2036	1,291	1,356
5.445% due 12/01/2017	4	4
5.473% due 01/01/2037	369	393
5.495% due 01/01/2037	326	347
5.500% due 02/01/2012 - 11/01/2040	8,045,609	8,586,679
5.504% due 09/01/2021	7	7
5.529% due 01/01/2036	1,376	1,472
5.533% due 03/01/2036	1,927	2,064
5.585% due 12/01/2035	1,685	1,808
5.589% due 02/01/2036	3,594	3,853
5.617% due 03/01/2036	1,023	1,094
5.664% due 03/01/2036	2,521	2,705
5.672% due 09/01/2036	6	7
5.692% due 02/01/2036	332	356
5.717% due 03/01/2036	2,757	2,961
5.730% due 06/01/2022	13	14
5.746% due 04/01/2036	10	10
5.750% due 01/01/2020 - 08/25/2034	1,936	2,082
5.774% due 09/01/2037	22	24
5.778% due 05/01/2037	48	52
5.780% due 09/01/2012	464	495
5.790% due 10/01/2017	387	437
5.800% due 02/09/2026 (n)	50,000	50,807
5.813% due 03/01/2023	228	229
5.844% due 12/01/2036	148	157
5.844% due 06/25/2037 (b)	7,138	443
5.862% due 07/01/2032	81	87
5.879% due 06/01/2036	566	609
5.908% due 03/01/2023	556	589
5.912% due 10/01/2011	857	877
5.915% due 02/01/2012	752	785
5.930% due 06/01/2022	31	33
5.939% due 11/01/2011	109	112
5.950% due 02/25/2044	561	612
5.953% due 06/21/2027	200	207
5.975% due 02/01/2012	401	418
5.994% due 05/25/2037 - 01/25/2040 (b)	47,728	8,409
6.000% due 07/01/2011 - 10/25/2044	10,014,546	10,804,217
6.069% due 09/01/2036	31	33
6.072% due 05/01/2011	424	426
6.113% due 02/01/2012	480	503
6.160% due 08/01/2017	152	174
6.200% due 05/01/2011 - 01/01/2012	611	627
6.250% due 02/25/2029	1,336	1,425
6.280% due 06/15/2027	166,000	176,418
6.290% due 02/25/2029	500	586
6.294% due 07/25/2036 (b)	5,341	624
6.300% due 10/17/2038	8,601	9,883
6.305% due 05/01/2011	314	315
6.344% due 06/25/2037 (b)	6,844	742
6.390% due 05/25/2036	7,548	8,506
6.394% due 07/25/2037 (b)	8,595	776
6.480% due 01/01/2011	236	234

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 07/01/2011 - 02/25/2047	$211,500	$235,853
6.641% due 05/01/2014	45	47
6.750% due 10/25/2023	228	265
6.795% due 11/01/2021	39	39
6.900% due 12/01/2010 - 05/25/2023	207	208
6.960% due 07/01/2019	160	177
7.000% due 12/01/2010 - 01/25/2048	19,330	21,556
7.059% due 08/25/2037	654	728
7.142% due 03/25/2039	42	45
7.244% due 09/25/2038 (b)	3,680	342
7.250% due 01/01/2023	697	789
7.360% due 04/01/2011	271	273
7.375% due 05/25/2022	781	908
7.500% due 12/01/2010 - 07/25/2041	4,521	5,196
7.750% due 01/25/2022	1,166	1,317
7.780% due 01/01/2018	1,963	2,293
7.800% due 10/25/2022 - 06/25/2026	203	239
8.000% due 12/01/2010 - 07/01/2032	3,203	3,762
8.000% due 08/18/2027 (b)	8	2
8.060% due 04/01/2030	1,649	1,927
8.080% due 04/01/2030	908	1,062
8.200% due 04/25/2025	3	4
8.490% due 06/01/2025	818	981
8.500% due 06/01/2012 - 10/01/2032	2,646	3,094
8.750% due 01/25/2021	151	175
9.000% due 02/01/2013 - 11/01/2025	1,440	1,648
9.188% due 09/25/2028	277	277
9.250% due 04/25/2018	15	17
9.300% due 05/25/2018 - 08/25/2019	50	59
9.500% due 06/25/2018 - 03/01/2026	588	682
10.000% due 11/01/2013 - 05/01/2022	99	110
10.500% due 11/01/2013 - 04/01/2022	13	15
11.000% due 11/01/2013 - 11/01/2020	94	118
11.481% due 09/25/2033	265	269
11.500% due 08/20/2016 - 11/01/2019	3	3
14.750% due 08/01/2012	4	4
15.000% due 10/15/2012	10	11
15.484% due 06/25/2036	818	870
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011 - 08/01/2012	2	3
16.000% due 09/01/2012	4	5
903.212% due 08/25/2021 (b)	0	5
1000.000% due 04/25/2022	0	3

Farmer Mac
8.008% due 01/25/2012	450	454

Federal Farm Credit Bank
1.875% due 12/07/2012	300	308

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Bank
1.375% due 06/08/2012	$250	$254
1.625% due 09/26/2012	50,000	51,077
2.000% due 09/14/2012	109,000	112,118
4.750% due 12/12/2014	100	114
5.000% due 03/14/2014	70	79
5.625% due 06/13/2016	175	196

Federal Housing Administration
1.000% due 08/01/2020	356	356
6.780% due 07/25/2040	7,096	7,156
6.880% due 02/01/2041	10,804	10,896
6.896% due 07/01/2020	7,312	7,278
6.960% due 05/01/2016	178	177
6.997% due 09/01/2019	31	31
7.110% due 05/01/2019	1,596	1,592
7.315% due 08/01/2019	3,113	3,120
7.350% due 04/01/2019 - 11/01/2020	522	522
7.375% due 02/01/2018	127	127
7.380% due 04/01/2041	2,349	2,369
7.400% due 01/25/2020	922	922
7.430% due 10/01/2018 - 06/01/2024	7,029	7,038
7.430% due 12/01/2018 (a)	2,339	2,338
7.450% due 05/01/2021	2,088	2,088
7.460% due 01/01/2023	46	46
7.465% due 11/01/2019	1,664	1,668
7.500% due 03/01/2032	3,017	3,018
7.580% due 12/01/2040	7,034	7,087
7.630% due 08/01/2041	16,897	17,154
7.780% due 11/01/2040	7,041	7,154
8.250% due 01/01/2041	4,513	4,597

Freddie Mac
0.000% due 08/15/2033 - 10/15/2033 (c)	2,529	2,237
0.296% due 12/25/2036	11,319	11,253
0.407% due 07/15/2019	17,298	17,257
0.497% due 05/15/2036	58	58
0.507% due 07/15/2034	789	788
0.516% due 08/25/2031	352	328
0.607% due 12/15/2029 - 06/15/2031	3,835	3,836
0.625% due 10/30/2012	391,000	391,660
0.657% due 06/15/2018 - 03/15/2035	33,234	33,202
0.707% due 06/15/2023 - 12/15/2031	80	80
0.757% due 06/15/2030 - 12/15/2032	388	389
0.837% due 07/15/2037	9,027	9,045
0.957% due 08/15/2037	7,065	7,109
0.967% due 10/15/2037	1,793	1,804
0.977% due 05/15/2037 - 09/15/2037	7,913	7,958
1.000% due 08/28/2012	25,000	25,239
1.125% due 07/27/2012	235,000	237,833
1.256% due 05/25/2043	10,542	9,992
1.312% due 02/15/2021	13	13
1.586% due 10/25/2044 - 02/25/2045	49,343	50,413
1.786% due 07/25/2044	6,140	6,158
1.875% due 04/01/2017	4	4
2.000% due 06/01/2017	2	2
2.020% due 10/25/2023	735	744

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.125% due 12/01/2016	$96	$99
2.147% due 06/01/2022	9	9
2.217% due 03/01/2024	210	220
2.282% due 03/01/2035	2,437	2,531
2.359% due 09/01/2023	151	158
2.394% due 07/01/2023	205	215
2.414% due 06/01/2033	334	348
2.453% due 02/01/2018	89	92
2.472% due 07/01/2032	2	2
2.487% due 12/01/2022	14	14
2.497% due 04/01/2023	11	12
2.500% due 01/01/2019	1	1
2.522% due 07/01/2023	56	59
2.534% due 05/01/2035	24,079	25,264
2.539% due 07/01/2020	119	124
2.559% due 06/01/2020	71	74
2.561% due 04/01/2025	74	78
2.569% due 08/01/2023	88	91
2.572% due 05/01/2023	134	140
2.574% due 06/01/2022	359	376
2.583% due 04/01/2025	14	15
2.590% due 06/01/2022	84	88
2.606% due 10/01/2023	50	53
2.607% due 05/01/2023	20	20
2.610% due 07/01/2022	93	97
2.611% due 02/01/2023	72	76
2.615% due 09/01/2023 - 11/01/2026	379	394
2.619% due 07/01/2025	454	477
2.628% due 05/01/2023	61	64
2.630% due 10/01/2026	277	290
2.631% due 01/01/2034	4,859	5,052
2.632% due 02/01/2025	16	17
2.635% due 06/01/2035	3,238	3,388
2.640% due 09/01/2023	467	488
2.643% due 07/01/2024	54	57
2.661% due 08/01/2023	416	434
2.665% due 08/01/2035	233	244
2.678% due 02/01/2026	376	394
2.684% due 06/01/2024	387	405
2.696% due 09/01/2028	3	3
2.700% due 06/01/2024	232	243
2.707% due 09/01/2035	58	60
2.708% due 08/01/2035	755	793
2.709% due 04/01/2024	567	594
2.723% due 08/01/2023	74	78
2.736% due 10/01/2024	119	124
2.744% due 09/01/2023	331	345
2.750% due 12/01/2023	111	117
2.757% due 02/01/2036	695	724
2.762% due 11/01/2028	442	464
2.778% due 07/01/2033	27	28
2.780% due 07/01/2027	21	22
2.786% due 09/01/2035	92	96
2.802% due 04/01/2029	120	126
2.810% due 07/01/2035	32	33
2.813% due 07/01/2030	792	833
2.827% due 06/01/2021	330	348
2.835% due 08/01/2023	923	971
2.870% due 01/01/2028	20	21
2.875% due 01/01/2024	32	33
2.885% due 03/01/2035	22	23
2.912% due 08/01/2023	1	1
2.913% due 08/01/2035	51	53

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.939% due 08/01/2023	$41	$42
2.940% due 11/01/2023	160	166
2.943% due 07/01/2035	10,742	11,321
2.945% due 07/01/2032	80	84
2.952% due 10/01/2023	134	134
2.978% due 07/01/2019	183	193
2.990% due 11/01/2023	2	2
2.997% due 06/01/2030	364	380
3.103% due 10/01/2023	143	149
3.155% due 10/01/2023	251	261
3.178% due 11/01/2034	116	122
3.290% due 01/01/2022	74	74
3.294% due 10/01/2023	99	104
3.320% due 09/01/2035	10,038	10,534
3.426% due 12/01/2026	569	573
3.494% due 09/01/2035	66	69
3.500% due 06/01/2019 - 07/15/2032	1,354	1,384
3.507% due 03/01/2022	937	975
3.569% due 05/01/2021	1,049	1,079
3.667% due 08/15/2032	3,637	3,725
3.750% due 11/15/2017	589	603
3.771% due 10/01/2035	37,674	39,036
3.780% due 02/01/2019	114	119
3.906% due 12/01/2018	228	232
3.940% due 10/01/2022	42	44
3.989% due 05/01/2022	22	23
4.000% due 04/01/2011 - 10/01/2040	2,705,178	2,774,770
4.012% due 01/01/2021	37	37
4.138% due 09/01/2023	26	27
4.230% due 10/25/2023	147	145
4.265% due 05/01/2020	57	57
4.310% due 01/01/2035	460	479
4.480% due 02/01/2021	6	6
4.500% due 12/01/2010 - 10/01/2040	2,227,024	2,316,158
4.530% due 01/01/2019	48	48
4.655% due 03/01/2035	595	623
4.704% due 10/01/2020	7	7
4.794% due 03/01/2021	469	473
4.811% due 10/01/2035	16,380	17,067
4.826% due 10/01/2035	2,791	2,901
4.828% due 11/01/2035	21,039	21,596
4.832% due 10/01/2035	18,150	18,891
4.875% due 09/01/2018	49	51
4.877% due 11/01/2035	15,840	16,491
4.895% due 10/01/2035	15,132	15,734
4.928% due 04/01/2029	31	33
5.000% due 11/01/2010 - 02/01/2038	61,795	64,793
5.062% due 07/01/2019	4	4
5.067% due 05/01/2018	202	204
5.075% due 01/01/2019	1	1
5.089% due 10/01/2035	3,055	3,250
5.105% due 05/01/2018	46	49
5.121% due 01/01/2036	11	12
5.125% due 07/15/2012	100,000	108,220
5.217% due 05/01/2037	285	303
5.227% due 05/01/2018	176	177
5.305% due 10/01/2020	205	206
5.306% due 09/01/2037	36	38
5.359% due 12/01/2035	1,766	1,888
5.385% due 11/01/2035	1,725	1,845

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.405% due 05/01/2020	$13	$14
5.461% due 01/01/2037	486	518
5.474% due 02/01/2038	90	97
5.500% due 09/01/2012 - 07/01/2047	1,280,059	1,359,984
5.511% due 06/01/2037	39	42
5.566% due 07/01/2036	23	24
5.598% due 12/01/2037	222	237
5.695% due 04/01/2036	8	8
5.699% due 03/01/2036	1,362	1,463
5.715% due 05/01/2036	794	837
5.784% due 02/01/2037	44	47
5.812% due 04/01/2036	1,304	1,367
5.825% due 05/01/2037	94	100
5.844% due 02/01/2037	39	41
5.900% due 06/15/2022 - 04/01/2036	2,335	2,514
5.950% due 06/15/2028	47,483	48,577
5.993% due 02/15/2038 (b)	6,646	778
6.000% due 01/01/2011 - 10/01/2040	1,383,291	1,488,244
6.250% due 12/15/2028 - 01/15/2036	942	1,028
6.393% due 11/15/2036 (b)	56,273	8,005
6.500% due 11/01/2010 - 10/25/2043	254,942	277,371
6.750% due 09/15/2029 - 03/15/2031	74,600	103,352
6.950% due 07/15/2021 - 08/15/2021	86	92
7.000% due 10/01/2010 - 10/25/2043	29,928	33,696
7.000% due 09/15/2023 (b)	19	4
7.400% due 02/01/2021	666	666
7.500% due 05/01/2011 - 11/01/2037	12,927	14,393
7.645% due 05/01/2025	6,157	7,093
7.800% due 09/15/2020	8	10
8.000% due 01/01/2012 - 09/15/2024	2,943	3,461
8.250% due 06/01/2016 - 06/15/2022	472	581
8.500% due 07/01/2014 - 06/01/2030	1,638	1,750
8.611% due 10/15/2033	2,279	2,356
8.614% due 10/15/2033	4,161	4,313
8.686% due 11/15/2033	2,417	2,564
8.750% due 12/15/2020	89	109
8.900% due 11/15/2020	589	721
9.000% due 08/01/2016 - 07/01/2030	454	506
9.000% due 05/01/2022 (b)	4	1
9.250% due 07/01/2017	2	2
9.500% due 09/01/2016 - 12/01/2022	497	568
10.000% due 06/01/2017 - 03/01/2021	30	34
10.500% due 10/01/2017 - 01/01/2021	10	12
10.877% due 02/15/2036	2,155	2,184
11.000% due 06/01/2011 - 05/01/2020	24	24
13.250% due 10/01/2013	34	38
14.000% due 04/01/2016	1	2

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
884.500% due 01/15/2021 (b)	$0	$2
1007.500% due 02/15/2022 (b)	0	4

Ginnie Mae
0.557% due 05/20/2037	173,575	172,990
0.657% due 06/16/2031 - 03/16/2032	395	397
0.707% due 11/16/2029 - 10/16/2030	494	496
0.757% due 02/16/2030 - 04/16/2032	2,754	2,774
0.807% due 12/16/2025	77	78
0.857% due 02/16/2030	1,875	1,892
0.907% due 02/16/2030	785	790
1.207% due 03/20/2031	131	131
1.230% due 02/20/2060	49,157	48,943
2.750% due 02/20/2032	925	951
3.000% due 11/20/2032	290	299
3.125% due 12/20/2018 - 10/20/2033	22,365	23,079
3.130% due 04/16/2016	603	609
3.250% due 01/20/2028 - 03/20/2030	5,720	5,908
3.375% due 02/20/2017 - 05/20/2032	46,023	47,532
3.500% due 12/20/2017 - 02/20/2034	288	299
3.625% due 07/20/2017 - 09/20/2033	28,424	29,400
3.875% due 01/20/2025	14	14
4.000% due 12/20/2015 - 08/20/2018	67	70
4.500% due 04/16/2028 - 06/15/2040	93,024	98,336
4.750% due 07/20/2035	1,886	2,022
5.000% due 10/20/2029 - 07/20/2034	1,100	1,146
5.196% due 10/16/2037	1,500	1,694
5.244% due 04/16/2038	1,560	1,770
5.500% due 05/15/2021 - 11/01/2040	6,981	7,514
6.000% due 03/15/2013 - 11/01/2040	998,939	1,085,474
6.250% due 03/16/2029	486	520
6.343% due 08/16/2033 (b)	2,947	517
6.500% due 04/15/2026 - 07/15/2040	75,776	82,782
6.670% due 08/15/2040	896	900
6.750% due 06/20/2028 - 10/16/2040	32,821	36,853
7.000% due 12/15/2010 - 10/15/2034	5,435	5,864
7.500% due 06/15/2011 - 03/15/2032	5,780	6,581
7.700% due 03/15/2041	6,420	6,615
7.750% due 08/20/2025 - 12/15/2040	1,544	1,650
8.000% due 10/15/2011 - 10/20/2031	993	1,159
8.250% due 04/15/2020	63	71
8.300% due 06/15/2019	14	16
8.500% due 07/15/2016 - 04/15/2031	852	1,009
9.000% due 04/20/2016 - 01/15/2031	776	890

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.250% due 12/20/2016	$1	$1
9.500% due 05/15/2016 - 07/15/2025	286	323
10.000% due 02/15/2013 - 02/15/2025	288	325
10.250% due 02/20/2019	8	9
10.500% due 12/15/2015 - 09/15/2021	75	82
11.000% due 06/15/2013 - 09/15/2017	4	5
11.500% due 04/15/2013 - 10/15/2015	7	7
12.000% due 11/15/2012 - 05/15/2016	38	39
13.000% due 12/15/2012	1	1
13.500% due 12/15/2012 - 09/15/2014	5	6
15.000% due 08/15/2011 - 09/15/2012	12	12
16.000% due 01/15/2012	1	1
17.000% due 11/15/2011 - 12/15/2011	3	3

Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	144	145
1.000% due 03/25/2025 - 07/25/2025	119	119
1.100% due 01/25/2019 - 11/25/2024	155	156
3.870% due 01/01/2014	636	655
4.120% due 03/10/2014	1,032	1,080
4.330% due 07/01/2014	125	130
4.340% due 03/01/2024	182	195
4.350% due 07/01/2023	581	622
4.504% due 02/01/2014	36	38
4.524% due 02/10/2013	2,803	2,941
4.625% due 02/01/2025	1,181	1,275
4.684% due 09/10/2014	3,111	3,288
4.750% due 07/01/2025	819	892
4.754% due 08/10/2014	1,352	1,441
4.770% due 04/01/2024	876	947
4.840% due 02/01/2023	609	656
4.870% due 12/01/2024	1,649	1,816
4.890% due 12/01/2023	1,057	1,154
4.930% due 01/01/2024	2,078	2,251
4.950% due 03/01/2025	1,727	1,881
4.980% due 11/01/2023	7,761	8,344
5.090% due 10/01/2025	702	770
5.110% due 05/01/2017 - 08/01/2025	1,794	1,953
5.120% due 11/01/2017	169	182
5.130% due 09/01/2023	4,602	5,000
5.136% due 08/10/2013	335	357
5.160% due 02/01/2028	2,961	3,251
5.170% due 01/01/2028	2,171	2,418
5.190% due 01/01/2017 - 07/01/2024	407	442
5.200% due 11/01/2015	282	299
5.230% due 11/01/2016	322	345
5.240% due 08/01/2023	523	563
5.290% due 12/01/2027	70,814	79,116
5.310% due 05/01/2027	377	420
5.320% due 04/01/2027	447	498
5.340% due 11/01/2021	4,974	5,374

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.370% due 09/01/2016	$255	$273
5.490% due 05/01/2028	25,179	28,199
5.600% due 09/01/2028	5,444	6,108
5.680% due 06/01/2028	23,771	26,869
5.725% due 09/01/2018	43,152	47,392
5.780% due 08/01/2027	72	80
5.820% due 07/01/2027	3,085	3,434
5.870% due 07/01/2028	743	845
5.902% due 02/10/2018	5,896	6,627
6.020% due 08/01/2028	814	936
6.030% due 02/10/2012	2,728	2,854
6.070% due 07/01/2026	1,166	1,310
6.340% due 03/01/2021	7,987	8,754
6.344% due 08/01/2011	104	107
6.640% due 02/01/2011	699	713
6.700% due 12/01/2016	2,074	2,250
6.900% due 12/01/2020	2,473	2,721
6.950% due 11/01/2016	516	551
7.060% due 11/01/2019	393	433
7.150% due 03/01/2017	792	871
7.190% due 12/01/2019	69	77
7.220% due 11/01/2020	614	677
7.500% due 04/01/2017	503	550
7.630% due 06/01/2020	3,612	4,020
7.700% due 07/01/2016	60	66

Tennessee Valley Authority
5.250% due 09/15/2039	98,000	114,175

Vendee Mortgage Trust
0.433% due 06/15/2023 (b)	17,604	198
6.500% due 09/15/2024	12,721	13,521
6.816% due 01/15/2030	1,784	2,022

Total U.S. Government Agencies (Cost $66,192,414)		67,023,206

U.S. TREASURY OBLIGATIONS 26.0%

Treasury Inflation Protected Securities (h)
1.250% due 07/15/2020	200,730	210,970
1.750% due 01/15/2028	710,965	753,789
2.000% due 01/15/2026	474,458	521,830
2.125% due 02/15/2040	896,791	1,001,673
2.375% due 01/15/2025	619,806	712,680
2.375% due 01/15/2027	582,145	671,969
2.500% due 01/15/2029	1,675,443	1,977,023
3.375% due 04/15/2032	61,411	82,905
3.625% due 04/15/2028	353,150	472,365
3.875% due 04/15/2029	421,318	585,763

U.S. Treasury Notes
0.375% due 08/31/2012 (m)	1,664,645	1,663,540
0.625% due 06/30/2012	2,030,900	2,039,464
0.625% due 07/31/2012	2,543,000	2,554,029
1.000% due 08/31/2011	5,000	5,034
1.250% due 08/31/2015 (m)	625,600	625,698
1.750% due 07/31/2015	1,385,135	1,419,011
1.875% due 06/30/2015 (j)(k)	5,840,400	6,020,635
1.875% due 08/31/2017	1,476,000	1,475,308
1.875% due 09/30/2017	2,371,300	2,367,224
2.125% due 05/31/2015 (k)(l)	4,838,700	5,046,604
2.250% due 01/31/2015	500	525
2.375% due 07/31/2017	5,231,900	5,406,023
2.500% due 04/30/2015	3,152,700	3,343,341
2.500% due 06/30/2017 (k)(l)(n)	7,651,525	7,973,126
2.625% due 02/29/2016	700	744
2.750% due 11/30/2016	1,045,000	1,110,803
2.750% due 05/31/2017	4,219,800	4,465,734

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 02/28/2017		$1,351,500	$1,454,025
3.125% due 10/31/2016		452,400	491,207
3.125% due 01/31/2017		326,400	353,813
3.125% due 04/30/2017 (j)(k)(l)(n)		7,364,900	7,973,079
3.250% due 05/31/2016		1,200	1,314
3.250% due 12/31/2016		1,582,100	1,727,455
3.250% due 03/31/2017		929,600	1,013,990
3.875% due 05/15/2018		7,714	8,713
9.875% due 11/15/2015		115,600	164,730

Total U.S. Treasury Obligations (Cost $63,649,139)			65,696,136

MORTGAGE-BACKED SECURITIES 5.4%

ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		8	9

Adjustable Rate Mortgage Trust
2.998% due 11/25/2035		15,646	11,663
4.928% due 08/25/2035		6,444	5,762
5.323% due 11/25/2035		1,442	1,156
5.343% due 01/25/2036		4,847	4,254

American Home Mortgage Assets
0.446% due 05/25/2046		44,169	23,819
0.446% due 09/25/2046		18,037	9,634
0.466% due 10/25/2046		27,263	13,945
1.070% due 02/25/2047		19,486	9,885
1.290% due 11/25/2046		93,579	45,190

American Home Mortgage Investment Trust
2.034% due 09/25/2045		12,715	11,255
2.159% due 09/25/2035		600	572
2.550% due 10/25/2034		6,429	5,610
2.678% due 02/25/2045		60,210	52,392

Arkle Master Issuer PLC
1.519% due 05/17/2060		801,200	799,030

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	127,600	173,717
2.403% due 05/16/2047		349,850	476,292

Banc of America Commercial Mortgage, Inc.
3.878% due 09/11/2036		$1,754	1,771
4.342% due 03/11/2041		323	327
4.772% due 07/11/2043		26,855	27,266
4.811% due 12/10/2042		10	11
5.381% due 01/15/2049		517	533
5.414% due 09/10/2047		15,000	16,009
5.421% due 04/10/2049		92	95
5.451% due 01/15/2049		1,410	1,481
5.492% due 02/10/2051		25,000	26,218
5.596% due 06/10/2039		460	502
5.611% due 05/10/2045		58	59
5.837% due 06/10/2049		14,050	14,526
5.867% due 04/10/2049		5,349	5,484
5.928% due 05/10/2045		29,000	31,852
5.934% due 02/10/2051		3,680	3,965
6.339% due 02/10/2051		24,070	26,427
9.073% due 10/11/2037		92	113

Banc of America Funding Corp.
0.547% due 05/20/2035		2,190	1,242
2.893% due 05/25/2035		110,651	110,212
2.940% due 03/20/2035		3,531	3,442
3.342% due 11/20/2034		2,232	1,827
4.000% due 02/20/2036		2,496	2,327
4.952% due 09/20/2034		3,362	3,463
5.243% due 03/20/2036		3,261	2,711
5.250% due 09/20/2034		103	104
5.319% due 11/20/2035		5,366	3,844

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 09/25/2034		$47,342	$43,305
5.580% due 05/20/2036		12,326	10,401
5.674% due 05/20/2036		18,148	17,905
5.688% due 03/20/2036		921	790
5.698% due 04/20/2036		15,875	13,751
5.753% due 10/25/2036		2,223	1,553
5.837% due 01/25/2037		1,816	1,118
5.888% due 04/25/2037		5,497	4,382
5.929% due 10/20/2046		8,053	5,457
5.939% due 01/20/2047		398	294
6.000% due 09/25/2036		18,597	15,991

Banc of America Large Loan, Inc.
0.767% due 08/15/2029		1,417	1,269
5.698% due 06/24/2050		35,400	39,072
6.098% due 02/15/2051		40,000	43,647

Banc of America Mortgage Securities, Inc.
0.956% due 11/25/2035		7,446	5,688
2.766% due 07/25/2034		415	381
2.866% due 06/25/2035		6,000	4,896
2.924% due 07/25/2033		325	317
2.942% due 07/25/2035		4,960	4,467
2.944% due 05/25/2035		27,125	22,922
2.958% due 05/25/2033		515	502
3.043% due 03/25/2035		23,973	20,441
3.081% due 08/25/2035		18,620	14,920
3.180% due 02/25/2035		6,195	5,453
3.306% due 01/25/2035		4,865	4,154
3.530% due 07/20/2032		1,025	1,009
4.477% due 12/25/2033		3,930	3,890
5.004% due 11/25/2035		2,921	2,482
5.193% due 11/25/2034		4,895	4,631
5.227% due 07/25/2035		4,337	3,983
5.279% due 04/25/2035		6,013	5,532
5.351% due 07/25/2035		5,129	4,805
5.391% due 02/25/2036		4,463	3,505
5.500% due 11/25/2033		42	42
6.000% due 07/25/2046		5,000	4,274
6.500% due 10/25/2031		161	163
6.500% due 09/25/2033		7,883	8,162

Bauhaus Securities Ltd.
1.216% due 10/30/2052	EUR	3	4

BCAP LLC Trust
0.426% due 01/25/2037		$92,873	52,739
5.500% due 11/25/2034		33,691	32,478

BCRR Trust
4.230% due 07/22/2016		2,961	3,013
4.230% due 12/22/2026		3,382	3,385
4.230% due 12/22/2028		2,007	2,043
4.230% due 03/22/2031		4,546	4,715
4.230% due 07/22/2032		570	571
4.230% due 10/22/2032		3,589	3,590
4.230% due 12/22/2032		2,488	2,503
4.230% due 01/22/2033		11,435	11,486
4.230% due 03/22/2033		836	841
4.230% due 05/22/2033		7,070	7,141
4.230% due 08/22/2033		20,508	20,947
4.230% due 11/22/2033		16,893	17,377
4.230% due 12/22/2033		2,007	2,011
4.230% due 02/22/2034		739	742
4.230% due 03/22/2034		6,053	6,144
4.230% due 04/22/2034		4,863	5,019
4.230% due 05/22/2034		12,778	13,328
4.230% due 09/22/2034		4,594	4,667
4.230% due 04/22/2035		2,095	2,129

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.230% due 05/22/2035	$3,936	$4,040
4.230% due 06/22/2035	2,887	2,988
4.230% due 09/22/2035	1,950	1,956
4.230% due 12/22/2035	12,657	13,058
4.230% due 04/22/2036	3,847	3,905
4.230% due 11/22/2036	4,474	4,621
4.230% due 06/22/2038	2,509	2,585
4.230% due 02/22/2041	3,298	3,446
5.858% due 07/17/2040	10,000	10,892

Bear Stearns Adjustable Rate Mortgage Trust
2.550% due 10/25/2035	11,073	9,794
2.560% due 08/25/2035	1,152	1,093
2.616% due 04/25/2034	9,779	9,377
2.714% due 08/25/2033	65	62
2.760% due 03/25/2035	12,129	11,589
2.764% due 05/25/2033	1,183	1,189
2.775% due 08/25/2033	333	324
2.888% due 04/25/2033	2,495	2,472
2.934% due 03/25/2035	1,040	999
2.937% due 08/25/2035	10,724	7,878
2.939% due 11/25/2034	220	209
2.961% due 04/25/2033	292	287
2.972% due 05/25/2034	35	35
2.979% due 07/25/2034	738	674
3.013% due 05/25/2034	110	104
3.063% due 10/25/2035	226,371	214,970
3.113% due 09/25/2034	565	488
3.118% due 03/25/2035	8,398	6,927
3.141% due 11/25/2034	4,435	3,878
3.349% due 01/25/2034	3,287	3,161
3.350% due 02/25/2034	3,354	2,862
3.399% due 02/25/2033	89	83
3.458% due 01/25/2035	444	431
3.538% due 12/25/2035	8,213	7,876
3.550% due 01/25/2034	10	10
3.569% due 10/25/2033	57	59
3.580% due 01/25/2034	18	15
3.590% due 11/25/2030	4,749	4,773
3.691% due 11/25/2034	5,211	4,986
4.578% due 05/25/2034	30	30
4.625% due 02/25/2036	18,091	16,399
4.765% due 04/25/2034	75	70
4.963% due 01/25/2035	80	70
5.007% due 01/25/2035	2,727	2,750
5.137% due 08/25/2035	91,600	91,306
5.154% due 03/25/2035	12,486	11,158
5.329% due 08/25/2035	32,239	28,916
5.347% due 05/25/2047	45,947	35,335
5.350% due 04/25/2033	8,326	8,326
5.382% due 02/25/2036	5,997	5,274
5.462% due 04/25/2033	651	646
5.671% due 02/25/2033	5,150	5,168
5.699% due 02/25/2036	6,488	4,679

Bear Stearns Alt-A Trust
0.416% due 02/25/2034	5,814	4,485
0.456% due 02/25/2034	83	34
0.476% due 04/25/2035	3,435	2,575
0.476% due 12/25/2046 (a)	129	4
0.496% due 02/25/2036	4,702	2,985
2.528% due 12/25/2033	1,398	1,303
2.762% due 03/25/2035	30	21
2.848% due 05/25/2035	136,970	107,601
2.984% due 09/25/2035	67,911	51,626
3.053% due 09/25/2034	318	231

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.078% due 02/25/2034	$6,769	$6,152
3.301% due 01/25/2035	6,024	4,733
3.944% due 02/25/2034	63	57
4.523% due 10/25/2033	63	53
4.805% due 08/25/2036	8,824	2,281
5.011% due 01/25/2036	27,407	16,379
5.226% due 03/25/2036	3,189	1,680
5.316% due 11/25/2036	475	294
5.354% due 02/25/2036	2,707	1,390
5.386% due 11/25/2036	107	67
5.533% due 11/25/2036	845	598
6.160% due 08/25/2036	170	111

Bear Stearns Commercial Mortgage Securities
0.367% due 03/15/2019	472	446
3.970% due 11/11/2035	58	59
4.980% due 02/11/2041	349	370
5.116% due 02/11/2041	900	972
5.201% due 12/11/2038	2,250	2,379
5.331% due 02/11/2044	51,225	52,801
5.468% due 06/11/2041	100	110
5.471% due 01/12/2045	30,150	33,041
5.593% due 06/11/2040	3,016	3,098
5.610% due 11/15/2033	1,770	1,821
5.623% due 03/11/2039	13,650	15,083
5.694% due 06/11/2050	48,340	52,263
5.700% due 06/13/2050	57,455	61,925
5.703% due 06/11/2050	1,300	1,415
5.882% due 09/11/2038	518	572
5.907% due 06/11/2040	65,984	71,758
6.440% due 06/16/2030	18	18
6.480% due 02/15/2035	203	206
7.000% due 05/20/2030	21,664	23,573

Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037	35	35

Bear Stearns Mortgage Securities, Inc.
2.621% due 06/25/2030	68	69

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	6,361	4,414
5.436% due 12/26/2046	5,903	4,215

Bella Vista Mortgage Trust
0.507% due 05/20/2045	65	37

CC Mortgage Funding Corp.
0.436% due 05/25/2036	3,965	2,165

Chase Mortgage Finance Corp.
2.904% due 02/25/2037	2,385	2,247
3.186% due 02/25/2037	1,626	1,511
4.912% due 02/25/2037	18,967	18,452
5.184% due 12/25/2035	22,698	20,587
5.294% due 12/25/2035	12,414	11,029
5.420% due 03/25/2037	24,028	19,957
5.970% due 03/25/2037	1,216	1,215
6.000% due 09/25/2036	275	218
6.000% due 11/25/2036	1,602	1,416
6.000% due 02/25/2037	3,000	2,458
6.000% due 03/25/2037	20,000	17,696

Chaseflex Trust
0.756% due 06/25/2035	7,431	5,399
5.500% due 06/25/2035	45	43
6.000% due 02/25/2037	4,500	3,571

Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033	250	258
5.500% due 04/25/2037	6,571	5,943
5.750% due 09/25/2037	10,076	9,071
6.000% due 06/25/2036	8,900	8,599

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	$350	$379
5.622% due 12/10/2049	152	154
5.860% due 07/17/2040	7,592	7,081
5.887% due 12/10/2049	10,118	10,860
5.919% due 03/15/2049	425	471
6.294% due 12/10/2049	39,502	42,465

Citigroup Mortgage Loan Trust, Inc.
0.326% due 01/25/2037	1,376	897
1.056% due 08/25/2035	4,747	3,110
2.210% due 08/25/2035	11,135	10,528
2.510% due 08/25/2035	2,351	2,216
2.560% due 08/25/2035	85,493	79,833
2.650% due 10/25/2035	49,667	42,096
2.650% due 12/25/2035	55,819	53,880
2.888% due 12/25/2035	4,612	2,821
2.917% due 08/25/2035	80,442	75,873
2.986% due 09/25/2034	1,783	1,691
3.408% due 02/25/2034	6,793	6,645
5.567% due 07/25/2046	13,528	9,431
5.864% due 09/25/2037	88,863	65,185

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	94,870	98,490
5.548% due 01/15/2046	300	324
5.617% due 10/15/2048	3,515	3,831
5.886% due 11/15/2044	3,955	4,282

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	3,371	2,570

Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	374	417

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	170	186

Commercial Mortgage Loan Trust
6.214% due 12/10/2049	58,150	61,539

Commercial Mortgage Pass-Through Certificates
0.478% due 02/05/2019	3,925	3,507
0.757% due 07/16/2034	1,090	1,065
4.049% due 10/15/2037	9	9
5.306% due 12/10/2046	137,853	143,555
5.543% due 12/11/2049	7,500	8,017
6.009% due 12/10/2049	5,550	6,050

Community Program Loan Trust
4.500% due 10/01/2018	3,079	3,095
4.500% due 04/01/2029	26,000	25,102

Countrywide Alternative Loan Trust
0.407% due 05/20/2046	973	948
0.426% due 01/25/2037	4,030	2,219
0.436% due 05/25/2047	5,509	3,060
0.446% due 09/25/2046	40,350	23,865
0.452% due 12/20/2046	112,501	55,865
0.456% due 05/25/2036	3,226	1,757
0.456% due 06/25/2037	21	12
0.466% due 05/25/2035	363	232
0.466% due 07/25/2046	7,567	4,240
0.467% due 07/20/2046	49,120	22,670
0.506% due 09/25/2046	1,000	50
0.506% due 10/25/2046	537	161
0.516% due 07/25/2046	800	22
0.526% due 05/25/2036	571	120
0.536% due 02/25/2037	5,480	3,159
0.606% due 09/25/2035	3,255	1,901
0.606% due 05/25/2037	442	229
0.706% due 08/25/2033	64	58
0.806% due 10/25/2036	11,683	6,965

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.956% due 10/25/2035	$6,891	$5,215
1.356% due 02/25/2036	14,401	9,141
1.370% due 12/25/2035	901	558
1.370% due 02/25/2036	1,298	870
1.470% due 08/25/2035	568	293
1.870% due 11/25/2035	2,818	1,616
2.426% due 11/25/2035	36	21
5.000% due 08/25/2019	826	807
5.000% due 01/25/2035	64	55
5.250% due 10/25/2033	18,474	17,465
5.250% due 06/25/2035	2,383	1,953
5.303% due 10/25/2035	3,864	3,235
5.500% due 06/25/2035	17,000	13,846
5.715% due 11/25/2035	3,329	2,082
5.750% due 03/25/2037	3,000	2,053
5.773% due 02/25/2037	40,603	29,254
5.931% due 08/25/2036	921	917
6.000% due 10/25/2032	1,497	1,539
6.000% due 10/25/2033	753	756
6.000% due 12/25/2033	27	26
6.000% due 02/25/2034	31	32
6.000% due 04/25/2036	3,580	2,688
6.000% due 01/25/2037	16,424	11,551
6.000% due 02/25/2037	1,990	1,458
6.250% due 12/25/2033	469	486
6.250% due 11/25/2036	2,406	1,636
6.250% due 08/25/2037	7,802	5,481
6.500% due 05/25/2036	9,266	5,947

Countrywide Home Loan Mortgage Pass-Through Trust
0.486% due 05/25/2035	18,391	12,025
0.546% due 04/25/2035	21,988	14,076
0.576% due 03/25/2035	620	383
0.586% due 02/25/2035	2,538	1,805
0.596% due 02/25/2035	519	360
0.596% due 06/25/2035	8,028	6,853
0.596% due 03/25/2036	866	281
0.606% due 02/25/2036	492	145
0.636% due 09/25/2034	40	24
0.656% due 08/25/2018	2,250	2,211
2.375% due 07/19/2031	26	25
2.626% due 06/20/2034	1,668	1,475
2.985% due 08/25/2034	456	358
3.069% due 04/20/2035	21	21
3.172% due 02/20/2035	2,059	1,803
3.177% due 11/20/2034	10,595	9,142
3.313% due 10/19/2032	65	47
3.466% due 11/25/2034	2,587	2,241
3.913% due 07/25/2034	4,948	4,669
4.126% due 11/19/2033	1,534	1,540
4.669% due 02/20/2036	41,090	32,217
5.000% due 11/25/2035	5,008	4,440
5.103% due 10/20/2035	3,356	2,532
5.114% due 02/25/2047	2,894	1,759
5.223% due 04/25/2035	20,410	18,244
5.230% due 01/20/2035	5,323	5,221
5.242% due 03/25/2037	2,790	1,736
5.250% due 04/25/2035	24,404	23,368
5.250% due 02/20/2036	50	32
5.416% due 02/20/2036	859	595
5.500% due 12/25/2034	26,479	25,410
5.500% due 05/25/2035	154,140	147,002
5.500% due 09/25/2035	22,083	19,594
5.500% due 10/25/2035	25,399	22,958
5.500% due 11/25/2035	22,606	18,491

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 04/25/2038	$18,604	$17,425
5.508% due 04/20/2036	8,217	6,069
5.631% due 05/20/2036	5,079	3,747
5.750% due 02/25/2037	10,450	9,318
5.890% due 09/25/2047	8,451	6,412
6.000% due 10/25/2034	144	144
6.000% due 08/25/2037	37,466	34,893
6.000% due 09/25/2037	1,663	1,465
6.250% due 09/25/2036	18,000	16,120
6.500% due 01/25/2034	485	491
6.500% due 11/25/2034	1,327	1,335
7.500% due 06/25/2035	435	430

Credit Suisse First Boston Mortgage Securities Corp.
0.962% due 03/25/2032	619	521
1.842% due 05/25/2032	68	69
2.494% due 07/25/2033	36	34
2.682% due 08/25/2033	199	195
2.751% due 04/25/2034	29,663	28,685
2.758% due 06/25/2032	31	27
2.840% due 09/25/2034	2,077	1,918
2.995% due 05/25/2032	157	160
4.106% due 12/15/2035	5,732	5,875
4.485% due 11/15/2036	1,350	1,355
4.856% due 06/25/2032	15	13
5.435% due 09/15/2034	7,170	7,358
5.500% due 09/25/2035	15,914	14,324
5.500% due 10/25/2035	5,403	4,913
6.000% due 11/25/2035	72	61
6.500% due 04/25/2033	1,684	1,730
7.170% due 05/17/2040	63	63
7.500% due 12/25/2032	4	4

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	4,200	4,202
5.467% due 09/15/2039	43,630	45,989
5.467% due 09/16/2039	47,400	50,700
5.467% due 09/18/2039	26,000	28,324
5.509% due 04/15/2047	40,150	43,254
5.579% due 04/25/2037	2,017	1,078
5.695% due 09/15/2040	47,601	48,834
5.837% due 06/10/2049	34,815	37,659
5.846% due 03/15/2039	14,987	15,914
5.863% due 02/25/2037	5,163	3,153

CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	3,829	2,488
5.720% due 09/25/2036	3,765	2,739
6.172% due 06/25/2036	4,665	2,917

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	4,100	4,119

Deutsche ALT-A Securities, Inc.
0.346% due 08/25/2037	2,339	2,336
0.356% due 10/25/2036	13	5
0.406% due 02/25/2047	16,519	9,015
5.050% due 09/25/2035	4	4
5.082% due 10/25/2035	7,749	6,760
5.386% due 10/25/2035	12,307	9,575
5.500% due 12/25/2035	4,100	3,005
5.869% due 10/25/2036	3,533	2,158
5.886% due 10/25/2036	3,533	2,078
6.005% due 10/25/2036 (a)	2,944	2,055
6.300% due 07/25/2036	3,896	2,288

DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (q)	197	168
8.000% due 03/25/2022	5	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Downey Savings & Loan Association Mortgage Loan Trust
0.437% due 04/19/2048		$5,055	$2,037
2.483% due 07/19/2044		85	63

Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		13	13

EMF-NL
1.646% due 04/17/2041	EUR	10,200	10,776
1.846% due 10/17/2041		35,000	39,602

Eurosail PLC
1.596% due 10/17/2040		5,926	7,226

First Horizon Alternative Mortgage Securities
0.756% due 06/25/2035		$16,526	12,996
2.344% due 08/25/2034		2,040	1,705
2.374% due 08/25/2035		6,506	4,833
2.570% due 09/25/2035		10,181	7,385
2.615% due 04/25/2035		5,362	4,528
5.500% due 05/25/2035		10,908	9,508
6.250% due 08/25/2037		2,229	1,582

First Horizon Asset Securities, Inc.
2.838% due 07/25/2033		17	17
2.849% due 02/25/2034		106	107
2.875% due 04/25/2035		10,717	9,538
2.875% due 06/25/2035		8,132	7,142
2.876% due 12/25/2033		27	26
2.923% due 08/25/2035		5,918	5,708
3.051% due 10/25/2035		8,484	6,853
5.250% due 05/25/2021		2,615	2,397
5.250% due 03/25/2035		11,071	10,007
5.287% due 06/25/2035		7,516	7,038
5.307% due 06/25/2035		2,040	1,924
5.447% due 01/25/2037		224	186
5.451% due 09/25/2035		20,272	19,372
5.500% due 01/25/2035		1,600	1,599
5.539% due 11/25/2035		11,362	10,484
5.555% due 11/25/2034		12,032	11,999
6.438% due 10/25/2036		4,838	4,191

First Nationwide Trust
6.750% due 08/21/2031		817	864

First Republic Mortgage Loan Trust
0.557% due 08/15/2032		509	473
0.607% due 11/15/2031		432	393
0.657% due 11/15/2032		77	74
0.736% due 06/25/2030		1,715	1,635
0.757% due 11/15/2030		68	65

First Union National Bank Commercial Mortgage
6.141% due 02/12/2034		176	184

First Union National Bank-Bank of America Commercial Mortgage Trust
6.136% due 03/15/2033		1,867	1,871

Fund America Investors Corp. II
2.577% due 06/25/2023		170	168

GE Capital Commercial Mortgage Corp.
0.644% due 06/10/2048 (b)		2,830	22
4.229% due 12/10/2037		4,397	4,477
6.496% due 01/15/2033		641	642

GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038		3,325	3,640
5.713% due 10/15/2038		600	632
6.957% due 09/15/2035		32	32

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GMAC Mortgage Corp. Loan Trust
0.706% due 12/25/2033		$239	$230
3.176% due 06/25/2034		4,931	4,293
4.535% due 06/25/2034		78	74
4.981% due 05/25/2035		10,199	9,359
5.500% due 09/25/2034		602	613

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		210	210
8.950% due 08/20/2017		26	32

Government Lease Trust
4.000% due 05/18/2011		44,915	45,701
6.480% due 05/18/2011		1,168	1,180

Gracechurch Mortgage Financing PLC
0.425% due 11/20/2056		135,197	132,827
0.445% due 11/20/2056		11,900	11,619
0.994% due 11/20/2056	EUR	96,920	129,779

Granite Master Issuer PLC
0.347% due 12/17/2054		$7,956	7,431
0.357% due 12/20/2054		71,073	66,382
0.680% due 12/20/2054	GBP	1,460	2,142
0.690% due 12/20/2054		15,072	22,046
0.717% due 12/17/2054	EUR	2,921	3,714
0.727% due 12/20/2054		21,877	27,814
0.760% due 12/20/2054	GBP	4,440	6,491
0.797% due 12/20/2054	EUR	9,614	12,219

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046		$780	712
0.336% due 01/25/2047		690	649
0.456% due 10/25/2046		1,000	138
0.456% due 12/25/2046		900	110
0.476% due 06/25/2045		1,459	967
0.526% due 04/25/2036		670	136
0.526% due 11/25/2045		713	425
0.596% due 10/25/2046		900	106

Greenwich Capital Commercial Funding Corp.
0.398% due 11/05/2021		14,600	13,315
4.799% due 08/10/2042		2,600	2,775
5.224% due 04/10/2037		27,908	30,128
5.381% due 03/10/2039		623	646
5.444% due 03/10/2039		93,756	98,987

GS Mortgage Securities Corp. II
0.348% due 03/06/2020		5,013	4,869
0.618% due 05/03/2018		99	99
4.761% due 07/10/2039		225	237
5.479% due 11/10/2039		160	164
5.506% due 04/10/2038		112	113
5.560% due 11/10/2039		35,665	38,046
6.002% due 08/10/2045		5,000	5,235
6.044% due 08/15/2018		3,427	3,502
6.615% due 02/14/2016		1,800	1,838
6.624% due 05/03/2018		55,496	56,836

GSMPS Mortgage Loan Trust
7.500% due 06/25/2043		5,726	5,694

GSR Mortgage Loan Trust
0.606% due 01/25/2034		77	63
2.140% due 03/25/2033		71	70
2.573% due 06/25/2034		53	50
2.866% due 09/25/2035		43,922	43,129
2.876% due 11/25/2035		8,820	7,720
2.900% due 09/25/2035		12,900	10,461
2.910% due 07/25/2035		9,800	7,381
2.923% due 09/25/2035		74,340	71,300
2.942% due 05/25/2035		44,440	37,589
3.041% due 12/25/2034		6,447	5,435

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.100% due 04/25/2035	$11,824	$10,437
3.209% due 04/25/2036	173	146
3.333% due 01/25/2035	7,537	6,464
4.923% due 01/25/2036	495	392
5.086% due 04/25/2035	11,075	10,250
5.196% due 11/25/2035	153,303	149,372
5.318% due 11/25/2035	9,650	8,175
5.338% due 05/25/2035	12,030	11,325
5.500% due 03/25/2035	150	141
5.750% due 02/25/2036	4,000	3,429
5.750% due 02/25/2037	26,637	24,975
6.000% due 03/25/2032	31	31
6.000% due 11/25/2035	26,346	24,678
6.000% due 01/25/2037	49,344	46,212
6.000% due 03/25/2037	37,083	33,508
6.000% due 05/25/2037	27,399	26,046
6.500% due 09/25/2036	12,272	10,553

GSRPM Mortgage Loan Trust
0.956% due 01/25/2032	938	860

Harborview Mortgage Loan Trust
0.387% due 04/19/2038	28,273	17,045
0.407% due 01/25/2047	6,839	3,846
0.437% due 07/19/2046	47,716	28,537
0.447% due 01/19/2038	11,708	7,353
0.448% due 07/21/2036	7,061	4,065
0.457% due 09/19/2046	10,299	5,910
0.477% due 05/19/2035	2,364	1,483
0.497% due 03/19/2036	18,808	10,987
0.537% due 02/19/2036	13,383	8,114
0.567% due 11/19/2035	7,834	5,203
0.597% due 06/20/2035	8,279	7,012
0.607% due 01/19/2035	3,703	2,120
0.627% due 02/19/2034	9	8
1.256% due 11/25/2047	4,435	3,012
2.486% due 06/19/2034	9,000	7,897
2.956% due 07/19/2035	1,132	916
3.041% due 05/19/2033	127	129
3.048% due 07/19/2035	222	177
5.653% due 08/19/2036	6,996	5,855

Homebanc Mortgage Trust
0.436% due 12/25/2036	3,516	2,563
5.776% due 04/25/2037	4,100	2,482
5.805% due 04/25/2037	8,867	7,641

Impac CMB Trust
1.016% due 10/25/2033	10	8
1.256% due 07/25/2033	1,606	1,108
4.664% due 09/25/2034	574	571

Impac Secured Assets CMN Owner Trust
0.346% due 11/25/2036	2,800	2,561

Indymac ARM Trust
2.106% due 01/25/2032	590	459
2.157% due 01/25/2032	161	120
6.568% due 08/25/2031	472	449

Indymac IMSC Mortgage Loan Trust
0.436% due 07/25/2047	16,688	7,866

Indymac INDA Mortgage Loan Trust
4.947% due 01/25/2036	26,798	22,497
5.679% due 08/25/2036	4,100	3,023

Indymac INDB Mortgage Loan Trust
0.556% due 11/25/2035	1,327	618

Indymac Index Mortgage Loan Trust
0.446% due 09/25/2046	29,693	17,138
0.456% due 11/25/2046	1,106	249
0.456% due 06/25/2047	15,162	8,648

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.496% due 04/25/2035	$2,585	$1,683
0.496% due 07/25/2035	4,446	2,822
0.556% due 06/25/2037	2,576	992
1.036% due 05/25/2034	30	20
2.675% due 01/25/2036	12,613	7,781
2.767% due 12/25/2034	2,389	1,798
3.106% due 01/25/2035	312	231
5.000% due 08/25/2035	3,392	2,419
5.039% due 04/25/2037	18,145	9,216
5.090% due 09/25/2035	6,647	3,492
5.111% due 01/25/2036	1,700	1,332
5.190% due 10/25/2035	1,606	1,238
5.274% due 06/25/2035	2,896	2,202
5.428% due 06/25/2036	2,889	2,237
5.487% due 04/25/2037	41,234	23,876

Jamaica Housing Development
3.104% due 10/01/2018	5,485	5,343

JPMorgan Alternative Loan Trust
0.426% due 08/25/2036	30,000	20,649
5.550% due 10/25/2036	716	671

JPMorgan Chase Commercial Mortgage Securities Corp.
0.039% due 01/12/2043 (b)	10,723	5
0.632% due 07/15/2019	16,624	14,358
4.372% due 10/12/2037	413	422
4.393% due 07/12/2037	24	25
4.575% due 07/15/2042	1,441	1,444
4.824% due 09/12/2037	16,300	16,588
5.050% due 12/12/2034	10,000	10,643
5.273% due 02/12/2051	15	15
5.336% due 05/15/2047	225,858	235,285
5.399% due 05/15/2045	2,235	2,411
5.420% due 01/15/2049	67,884	70,748
5.429% due 12/12/2043	500	533
5.440% due 06/12/2047	56,285	59,094
5.794% due 02/12/2051	15,695	16,913
5.857% due 10/12/2035	1,985	2,053
5.882% due 02/15/2051	33,040	34,713
5.915% due 02/12/2049	4,250	4,610
5.932% due 02/12/2049	79,566	87,345
6.006% due 06/15/2049	40,845	42,285
6.062% due 04/15/2045	43,365	48,137

JPMorgan Mortgage Trust
2.971% due 07/25/2035	32,437	31,646
3.012% due 07/25/2035	14,251	13,521
3.075% due 02/25/2036	5,568	5,236
3.106% due 08/25/2035	10,345	8,967
3.152% due 08/25/2035	6,198	5,484
3.279% due 07/25/2035	3,356	3,126
3.353% due 10/25/2035	45,516	40,031
4.071% due 11/25/2033	70	70
4.781% due 07/25/2035	9,102	8,685
4.788% due 02/25/2034	3,557	3,664
4.861% due 04/25/2035	1,427	1,364
5.000% due 08/25/2020	33,533	33,156
5.022% due 02/25/2035	6,538	6,631
5.055% due 02/25/2036	34,322	27,155
5.121% due 10/25/2035	26,445	23,856
5.339% due 08/25/2035	12,068	12,227
5.409% due 11/25/2035	9,770	9,477
5.412% due 10/25/2035	2,224	1,903
5.419% due 09/25/2035	3,067	2,935
5.500% due 07/25/2036	10,663	9,918
5.570% due 07/27/2037	35,920	31,826
5.686% due 04/25/2036	41,608	40,347

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.722% due 05/25/2036	$13,560	$11,739
5.725% due 04/25/2037	76	68
5.747% due 04/25/2036	12,600	10,529
5.750% due 01/25/2036	16,317	14,765
5.893% due 10/25/2036	15,578	13,855
6.030% due 10/25/2036	79,112	70,264
6.500% due 07/25/2036	14,251	12,288

LB Commercial Conduit Mortgage Trust
6.152% due 07/15/2044	23,694	24,971

LB Mortgage Trust
8.451% due 01/20/2017	8,545	8,785

LB-UBS Commercial Mortgage Trust
4.553% due 07/15/2030	29	29
4.563% due 09/15/2026	6,087	6,219
4.568% due 01/15/2031	390	415
5.372% due 09/15/2039	20,900	22,770
5.424% due 02/15/2040	75,816	80,001
5.430% due 02/15/2040	88,983	93,235
5.661% due 03/15/2039	16,790	18,201
5.866% due 09/15/2045	6,110	6,475
6.080% due 06/15/2038	2,516	2,776
6.133% due 12/15/2030	1,150	1,197
6.365% due 12/15/2028	694	711
6.510% due 12/15/2026	339	340
6.653% due 11/15/2027	31	32

Lehman Mortgage Trust
0.576% due 08/25/2036	32,036	23,964
6.405% due 04/25/2036	5,073	4,743

Luminent Mortgage Trust
0.426% due 12/25/2036	22,998	14,589
0.436% due 12/25/2036	10,065	5,818
0.456% due 10/25/2046	7,660	4,937

MASTR Adjustable Rate Mortgages Trust
0.466% due 04/25/2046	13,633	7,535
0.496% due 05/25/2037	2,921	1,502
0.556% due 05/25/2047	1,000	232
2.561% due 07/25/2035	5,320	4,151
2.712% due 05/25/2034	412	324
2.760% due 10/25/2032	2,387	2,415
2.903% due 11/21/2034	16,700	15,221
3.605% due 12/25/2033	669	584

MASTR Alternative Loans Trust
0.656% due 11/25/2033	629	611
0.656% due 03/25/2036	12,859	4,232

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,663	2,754
5.750% due 05/25/2036	24,375	21,102

MASTR Seasoned Securities Trust
6.206% due 09/25/2017	12,062	12,395
6.500% due 08/25/2032	24,513	25,601

Mellon Residential Funding Corp.
0.607% due 11/15/2031	14,352	13,631
0.697% due 12/15/2030	2,985	2,818
0.737% due 06/15/2030	4,270	4,164
1.137% due 11/15/2031	225	160
2.610% due 10/20/2029	8,236	7,770

Merrill Lynch Alternative Note Asset
0.556% due 03/25/2037	5,070	2,288
5.334% due 06/25/2037	3,836	1,984

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	10,430	10,822
5.378% due 08/12/2048	25,620	25,597
5.485% due 03/12/2051	33,790	33,970
5.700% due 09/12/2049	95,407	100,115

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.748% due 06/12/2050	$29,150	$29,782
6.163% due 08/12/2049	58,832	63,716

Merrill Lynch Floating Trust
0.327% due 06/15/2022	800	766
0.796% due 07/09/2021	33,893	31,550

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	430	335
0.506% due 08/25/2036	1,597	1,058
2.160% due 12/25/2032	335	336
2.423% due 05/25/2033	1,220	1,252
2.570% due 02/25/2033	65	62
2.752% due 06/25/2035	35,683	32,806
2.786% due 08/25/2034	3,792	3,746
2.799% due 02/25/2035	3,973	3,791
2.852% due 02/25/2034	34	33
2.953% due 05/25/2033	19	19
4.341% due 12/25/2035	4,620	3,828
5.345% due 09/25/2035	47,955	43,862
5.430% due 12/25/2035	17,763	16,458
6.720% due 11/15/2026	15	16
7.071% due 12/15/2030	2,805	3,102

Merrill Lynch Mortgage Trust
0.330% due 11/12/2035 (b)	2,608	1

Merrill Lynch Mortgage-Backed Securities Trust
5.597% due 04/25/2037	18,207	13,765

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	2,383	2,009
0.586% due 11/25/2029	872	765
0.916% due 06/25/2028	3,326	3,192
1.259% due 10/25/2035	1,799	1,548
1.754% due 01/25/2029	632	620
2.009% due 10/25/2035	101,032	92,363
2.269% due 02/25/2036	12,626	10,614
2.367% due 04/25/2035	1,155	1,090
2.473% due 05/25/2036	7,263	6,379
4.250% due 10/25/2035	4,220	3,623
5.954% due 06/25/2037	5,563	5,199

Morgan Stanley Capital I
0.318% due 10/15/2020	50,219	46,433
3.270% due 05/15/2040	147	147
5.332% due 12/15/2043	41,870	45,674
5.364% due 03/15/2044	2,500	2,604
5.447% due 02/12/2044	530	554
5.557% due 03/12/2044	700	766
5.569% due 12/15/2044	26,700	26,439
5.692% due 04/15/2049	58,600	60,940
5.809% due 12/12/2049	107,810	114,327
6.075% due 06/11/2049	35,809	38,366

Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	26,500	28,058
5.500% due 04/25/2017	20	21
5.720% due 12/18/2032	454	457
6.660% due 02/15/2033	3,267	3,284

Morgan Stanley Mortgage Loan Trust
0.566% due 01/25/2035	27	21
5.175% due 06/25/2036	5,905	5,548
5.218% due 07/25/2035	6,588	5,887
5.701% due 02/25/2047	4,007	2,780
6.116% due 06/25/2036	31,052	16,281

Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045	220,737	241,825

New York Mortgage Trust, Inc.
5.462% due 05/25/2036	37,756	29,840

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newgate Funding PLC
1.325% due 12/15/2050	GBP	74,405	$112,500
1.479% due 12/15/2050	EUR	103,300	114,208

Nomura Asset Acceptance Corp.
2.788% due 10/25/2035		$279	216
5.368% due 02/25/2036		1,418	852
5.820% due 03/25/2047		3,203	2,616
6.138% due 03/25/2047		2,943	2,424
7.000% due 02/19/2030		2,235	2,283

OBP Depositor LLC Trust
4.646% due 07/15/2045		62,000	67,171

Ocwen Residential MBS Corp.
7.000% due 10/25/2040		185	21

Opera Finance PLC
1.025% due 01/15/2015	EUR	14,050	14,902

Opteum Mortgage Acceptance Corp.
0.516% due 07/25/2035		$2,045	1,823

Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		25	27

Paine Webber CMO Trust
8.625% due 09/01/2018		2	2
1359.500% due 08/01/2019 (b)		0	1

Permanent Master Issuer PLC
0.606% due 10/15/2033		6,500	6,389
0.636% due 07/15/2033		10,000	9,725
0.834% due 10/15/2033	GBP	18,000	27,398

Prime Mortgage Trust
0.656% due 02/25/2019		$1,098	1,063
0.656% due 02/25/2034		8,363	7,596
5.000% due 02/25/2019		45	46

Provident Funding Mortgage Loan Trust
2.740% due 10/25/2035		7,716	7,172
2.800% due 04/25/2034		9,453	9,584

Prudential Securities Secured Financing Corp.
7.623% due 06/16/2031		895	895

Prudential-Bache CMO Trust
8.400% due 03/20/2021		57	58

RBSCF Trust
5.223% due 08/16/2048		41,077	43,115
5.331% due 02/16/2044		21,173	23,023
5.336% due 05/16/2047		29,124	30,573
5.420% due 01/16/2049		28,804	31,513
5.467% due 09/16/2039		1,900	2,032
5.692% due 04/16/2049		26,300	28,899
5.695% due 09/16/2040		7,500	8,045
6.068% due 09/17/2039		2,600	2,817
6.102% due 02/16/2051		42,211	46,852
6.216% due 12/16/2049		37,000	40,801

Regal Trust IV
3.297% due 09/29/2031		889	840

Resecuritization Mortgage Trust
0.506% due 04/26/2021		1	1

Residential Accredit Loans, Inc.
0.436% due 06/25/2046		141,506	56,582
0.506% due 08/25/2037		11,883	6,630
0.556% due 08/25/2035		1,197	765
0.561% due 09/25/2046		500	30
0.586% due 03/25/2037		3,226	1,334
0.656% due 01/25/2033		68	58
0.906% due 07/25/2033		252	202
3.359% due 08/25/2035		2,107	852
5.676% due 09/25/2035		2,536	1,823
5.714% due 02/25/2036 (a)		2,771	1,447
6.000% due 06/25/2036		184	119

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034		$9	$9
8.500% due 10/25/2031		575	599

Residential Asset Securitization Trust
0.656% due 01/25/2046		29,772	14,307
0.706% due 12/25/2036		1,008	400
5.000% due 08/25/2019		9,548	9,491
5.500% due 07/25/2035		1,515	1,219
5.750% due 02/25/2036		2,150	1,540
6.250% due 10/25/2036		1,458	875

Residential Funding Mortgage Securities I
0.656% due 07/25/2018		303	282
3.275% due 09/25/2035		286	211
5.250% due 03/25/2034		199	204
5.500% due 12/25/2034		1,600	1,616
6.000% due 06/25/2036		5,930	5,318
6.500% due 03/25/2032		567	583

Saecure BV
1.041% due 05/25/2036	EUR	443	599

Salomon Brothers Mortgage Securities VII, Inc.
0.756% due 05/25/2032		$142	117
3.023% due 12/25/2030		109	113
4.865% due 03/18/2036		80	84
5.045% due 03/18/2036		40	41

Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		168	188

Sears Mortgage Securities
12.000% due 02/25/2014		35	40

Securitized Asset Sales, Inc.
2.782% due 11/26/2023		113	110

Sequoia Mortgage Trust
0.457% due 07/20/2036		4,451	3,686
0.607% due 10/19/2026		530	456
0.607% due 07/20/2033		656	619
0.637% due 10/20/2027		421	381
0.917% due 06/20/2033		54	49
2.536% due 01/20/2047		7,151	5,841
2.911% due 04/20/2035		33,455	31,908
5.509% due 09/20/2046		16,450	14,475
5.732% due 01/20/2047		11,511	10,240

Sovereign Commercial Mortgage Securities Trust
5.846% due 07/22/2030		1,172	1,217

Structured Adjustable Rate Mortgage Loan Trust
0.476% due 05/25/2037		368	232
0.496% due 06/25/2035		1,206	886
1.752% due 01/25/2035		509	283
2.463% due 05/25/2034		428	405
2.534% due 06/25/2035		5,132	3,725
2.590% due 07/25/2034		1,013	932
2.653% due 01/25/2035		514	399
2.664% due 04/25/2034		6,133	5,365
2.675% due 03/25/2034		1,734	1,708
2.695% due 08/25/2035		43	35
2.727% due 08/25/2034		2,462	2,241
2.783% due 02/25/2034		2,040	1,964
5.144% due 01/25/2036		7,210	6,167
5.190% due 12/25/2034		281	270
5.197% due 09/25/2036		4,100	2,303
5.210% due 09/25/2034		1,737	1,631
5.211% due 05/25/2036		4,100	2,946
5.285% due 11/25/2035		1,795	1,327
5.449% due 07/25/2035		2,145	1,979
5.843% due 03/25/2036		2,648	1,987

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.950% due 02/25/2036	$2,924	$2,089
6.000% due 10/25/2037	2,377	1,151

Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047	405	405
0.376% due 08/25/2036	22,433	13,150
0.386% due 03/25/2037	2,099	1,217
0.426% due 03/25/2037	1,288	366
0.446% due 06/25/2036	1,688	992
0.446% due 07/25/2046	50,715	30,770
0.466% due 04/25/2036	157	89
0.466% due 08/25/2036	4,753	2,982
0.466% due 05/25/2046	212	115
0.476% due 05/25/2036	65	37
0.476% due 05/25/2046	17,206	9,230
0.476% due 09/25/2047	300	85
0.486% due 05/25/2045	1,238	816
0.507% due 07/19/2035	917	738
0.516% due 05/25/2046	557	160
0.556% due 08/25/2036	1,100	137
0.566% due 12/25/2035	8,387	4,939
0.587% due 10/19/2034	1,085	983
0.607% due 03/19/2034	15	14
0.837% due 07/19/2034	36	32
0.917% due 09/19/2032	9,626	8,463
1.097% due 10/19/2033	1,109	965
4.549% due 05/25/2022	1,330	1,314
4.833% due 04/30/2030	1	1

Structured Asset Securities Corp.
0.306% due 05/25/2036	222	218
2.085% due 05/25/2032	254	217
2.256% due 01/25/2032	1,852	1,639
2.318% due 07/25/2032	842	599
2.547% due 01/25/2034	8,611	7,282
2.841% due 10/25/2035	982	791
2.911% due 02/25/2032	1,663	1,602
5.250% due 12/25/2034	4,774	4,747
5.372% due 03/25/2033	6,116	6,066
5.750% due 02/25/2035	37,310	34,308
8.348% due 04/15/2027	53	54

Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	36	37

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	737	678
5.630% due 01/25/2037	1,578	877
5.970% due 09/25/2036	5,726	3,366
6.014% due 07/25/2037	3,128	1,896
6.500% due 07/25/2036	12,128	8,117

Thornburg Mortgage Securities Trust
0.356% due 03/25/2037	3,419	3,308
0.366% due 11/25/2046	937	912
0.376% due 10/25/2046	17,512	17,375
0.386% due 06/25/2037	1,662	1,632
3.714% due 10/25/2043	1,313	1,262
5.816% due 09/25/2047	216,461	189,762

UBS Commercial Mortgage Trust
0.994% due 07/15/2024	113,152	99,962

Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	3,617	3,669

Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020	12,392	10,902
0.347% due 09/15/2021	17,077	15,864
0.432% due 06/15/2049	184,300	106,975
5.090% due 07/15/2042	89	95
5.215% due 01/15/2041	450	477

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.308% due 11/15/2048	$41,805	$45,082
5.342% due 12/15/2043	194,250	191,014
5.416% due 01/15/2045	16,615	17,954
5.509% due 04/15/2047	58,608	58,337
5.678% due 05/15/2046	16,665	17,339
5.888% due 05/15/2043	50	52
5.923% due 05/15/2043	655	723
5.933% due 06/15/2049	365	391

Wachovia Mortgage Loan Trust LLC
5.429% due 10/20/2035	4,006	3,878
5.940% due 03/20/2037	12,996	11,594

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	19,378	1,066
0.476% due 07/25/2046	510	117
0.486% due 04/25/2045	534	442
0.516% due 11/25/2045	5,343	4,383
0.526% due 12/25/2045	536	447
0.536% due 11/25/2045	4,246	3,127
0.546% due 10/25/2045	36,291	29,556
0.566% due 01/25/2045	2,645	2,213
0.576% due 01/25/2045	730	599
0.666% due 11/25/2045	800	471
0.666% due 12/25/2045	800	450
0.682% due 11/25/2034	1,310	986
0.796% due 12/25/2027	4,665	4,206
0.802% due 11/25/2034	1,351	908
0.896% due 12/25/2027	20,572	18,553
1.070% due 02/25/2047	54,717	32,355
1.070% due 03/25/2047	47,417	29,727
1.110% due 01/25/2047	22,688	13,404
1.130% due 04/25/2047	31,940	20,590
1.140% due 05/25/2047	31,959	20,557
1.180% due 07/25/2047	1,207	754
1.190% due 12/25/2046	20,680	12,539
1.350% due 06/25/2046	40,636	30,000
1.370% due 02/25/2046	1,247	931
1.370% due 08/25/2046	422	266
1.570% due 11/25/2042	236	206
1.680% due 05/25/2041	23	22
1.770% due 06/25/2042	1,389	1,136
1.770% due 08/25/2042	189	167
2.384% due 03/25/2033	57	54
2.700% due 06/25/2033	10,191	9,797
2.703% due 05/25/2035	78,209	73,206
2.723% due 04/25/2035	14,786	12,565
2.766% due 08/25/2034	1,336	1,313
2.771% due 09/25/2035	38,001	32,809
2.776% due 09/25/2033	430	435
2.785% due 08/25/2035	1,724	1,711
2.786% due 03/25/2034	521	500
2.790% due 01/25/2033	458	444
2.803% due 10/25/2035	3,604	3,007
3.003% due 02/27/2034	1,037	1,033
3.253% due 05/25/2046	2,870	1,926
3.253% due 07/25/2046	2,427	1,709
3.253% due 09/25/2046	1,797	1,305
3.253% due 10/25/2046	29,949	21,060
3.253% due 11/25/2046	4,668	3,265
3.253% due 12/25/2046	5,783	3,776
5.014% due 12/25/2035	29,585	24,035
5.168% due 01/25/2037	14,136	10,977
5.178% due 03/25/2037	95,514	81,258
5.200% due 03/25/2037	32,237	26,524
5.241% due 02/25/2037	53,949	40,689

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.259% due 12/25/2035	$9,347	$8,552
5.344% due 04/25/2037	9,644	7,260
5.424% due 12/25/2036	30,900	23,190
5.432% due 12/25/2036	8,736	6,608
5.503% due 02/25/2037	26,326	19,516
5.561% due 05/25/2037	22,736	18,116
5.746% due 02/25/2037	35,023	25,840
5.753% due 03/25/2037	12,382	11,836
5.831% due 08/25/2036	20,186	17,764
5.868% due 09/25/2036	15,039	12,100
6.000% due 07/25/2034	1,163	1,193

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.140% due 04/25/2047	967	254
1.340% due 05/25/2046	10,300	5,772
6.268% due 07/25/2036	2,260	1,240

Washington Mutual MSC Mortgage Pass-Through Certificates
2.204% due 02/25/2031	3	3
2.409% due 06/25/2033	8,938	8,804
2.452% due 05/25/2033	235	224
2.742% due 01/25/2035	914	888
2.770% due 02/25/2033	55	51
6.500% due 06/25/2032	9	9

Wells Fargo Mortgage-Backed Securities Trust
0.756% due 07/25/2037	7,198	4,663
2.873% due 03/25/2035	7,624	7,008
2.883% due 12/25/2034	3,537	3,461
2.886% due 05/25/2035	4,225	4,021
2.889% due 07/25/2035	99,757	92,410
2.892% due 10/25/2035	2,350	2,122
2.896% due 01/25/2035	12,292	11,216
2.911% due 09/25/2034	21,190	21,599
2.915% due 10/25/2035	28,520	26,809
2.926% due 03/25/2036	5,877	4,379
2.931% due 10/25/2035	32,248	27,188
2.934% due 04/25/2036	111	105
2.938% due 05/25/2035	7,695	7,114
2.955% due 10/25/2035	715	714
2.966% due 12/25/2034	33,324	32,468
2.999% due 10/25/2035	6,194	5,962
3.778% due 06/25/2035	4,857	4,853
4.500% due 11/25/2018	64	65
4.564% due 12/25/2033	10,307	10,406
4.576% due 03/25/2036	205,838	182,102
4.613% due 01/25/2034	4,760	4,888
4.679% due 12/25/2033	984	996
4.701% due 07/25/2034	138	140
4.900% due 01/25/2035	181	176
4.917% due 03/25/2036	10,162	9,155
5.000% due 03/25/2036	6,468	6,150
5.078% due 03/25/2036	72,490	69,991
5.221% due 04/25/2036	29,311	24,737
5.223% due 10/25/2035	12,720	12,536
5.289% due 05/25/2035	6,196	6,158
5.500% due 01/25/2036	13,900	13,272
5.500% due 03/25/2036	3,800	3,525
5.679% due 04/25/2036	42,981	39,241
5.750% due 03/25/2036	18,086	17,376
5.750% due 02/25/2037	1,500	1,412
5.750% due 04/25/2037	12,497	11,591
5.842% due 09/25/2036	12,728	10,612
6.000% due 08/25/2036	11,123	10,451
6.000% due 03/25/2037	13,000	11,950

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 04/25/2037		$4,500	$4,145
6.000% due 07/25/2037		25,576	22,720
6.000% due 08/25/2037		33,870	31,966

Total Mortgage-Backed Securities (Cost $13,132,026)			13,481,164

ASSET-BACKED SECURITIES 1.2%

Access Group, Inc.
1.798% due 10/27/2025		9,500	9,745

Accredited Mortgage Loan Trust
0.306% due 02/25/2037		686	684
4.980% due 10/25/2033		4,024	3,111

ACE Securities Corp.
0.306% due 12/25/2036		75	72
0.316% due 10/25/2036		29	11

AFC Home Equity Loan Trust
0.966% due 12/22/2027		9	5

Ameriquest Mortgage Securities, Inc.
0.456% due 05/25/2035		6,287	6,166
0.486% due 11/25/2035		325	300
1.116% due 10/25/2033		28	28
5.444% due 11/25/2035		3,200	3,319

AMMC CDO
0.542% due 05/03/2018		19,000	18,069

Amortizing Residential Collateral Trust
0.526% due 06/25/2032		228	190
0.836% due 07/25/2032		66	59
0.956% due 10/25/2031		139	121

Aquilae CLO PLC
1.341% due 01/17/2023	EUR	29,057	34,692

Argent Securities, Inc.
0.456% due 10/25/2035		$2,979	2,704

Asset-Backed Funding Certificates
0.316% due 01/25/2037		61	60
0.606% due 06/25/2034		2,789	2,168
0.686% due 12/25/2030		2,420	2,260

Asset-Backed Securities Corp. Home Equity
0.336% due 05/25/2037		3,809	2,560
0.531% due 09/25/2034		597	517
0.746% due 07/25/2035		4,439	4,345

BA Credit Card Trust
0.287% due 11/15/2013		19,860	19,843
0.957% due 12/15/2014		150	151

Bank of America Auto Trust
1.700% due 12/15/2011		16,617	16,626

Bank One Issuance Trust
0.507% due 05/16/2016		500	500

Bear Stearns Asset-Backed Securities Trust
0.296% due 02/25/2037		2,204	2,143
0.306% due 11/25/2036		700	671
0.316% due 01/25/2037		645	595
0.326% due 12/25/2036		4,790	4,407
0.336% due 10/25/2036		78	73
0.346% due 06/25/2047		27	26
0.366% due 11/25/2036		1,179	789
0.406% due 01/25/2037		14,577	12,253
0.446% due 01/25/2047		268	251
0.656% due 10/27/2032		1,593	1,271
0.776% due 07/25/2035		3,958	3,804
0.896% due 12/25/2034		8	6
0.916% due 10/25/2032		4,746	4,479
1.256% due 10/25/2037		614	477
1.256% due 11/25/2042		616	541
3.207% due 06/25/2043		1,798	1,712

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.502% due 10/25/2036	$346	$261
3.504% due 07/25/2036	347	229

BNC Mortgage Loan Trust
0.356% due 05/25/2037	1,013	909

Callidus Debt Partners Fund Ltd.
0.785% due 04/17/2020	29,868	27,958

Capital Auto Receivables Asset Trust
1.707% due 10/15/2012	27,975	28,153

Carrington Mortgage Loan Trust
0.306% due 10/25/2036	236	232
0.306% due 01/25/2037	529	505
0.356% due 06/25/2037	1,623	1,424
0.376% due 02/25/2037	200	187
0.576% due 10/25/2035	1,516	1,443

Chase Funding Mortgage Loan Asset-Backed Certificates
0.756% due 03/25/2032	1	1
0.896% due 08/25/2032	1,093	962
0.996% due 10/25/2032	73	60
4.499% due 11/25/2034	34	34

Chase Issuance Trust
0.297% due 04/15/2013	30,000	29,995
4.550% due 03/15/2013	10	10
5.120% due 10/15/2014	100	109

Citibank Credit Card Issuance Trust
4.850% due 04/22/2015	125	137

Citigroup Mortgage Loan Trust, Inc.
0.296% due 12/25/2036	44	41
0.316% due 05/25/2037	6,979	6,466
0.316% due 07/25/2045	7,899	6,205
0.326% due 05/25/2037	15,070	12,114
0.356% due 10/25/2036	1,099	1,095
5.764% due 01/25/2037	2,488	1,271

Clearwater Funding CBO
1.133% due 07/15/2013	11,202	10,829

Conseco Finance
0.707% due 05/15/2032	145	140

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	220	233
6.681% due 12/01/2033	689	729
6.990% due 07/01/2031	822	840

Conseco Financial Corp.
6.240% due 12/01/2028	107	108
6.870% due 04/01/2030	680	714
7.140% due 01/15/2029	59	63

Countrywide Asset-Backed Certificates
0.306% due 05/25/2037	2,351	2,323
0.306% due 07/25/2037	1,110	1,075
0.306% due 08/25/2037	18,553	17,973
0.306% due 05/25/2047	88	88
0.306% due 06/25/2047	1,523	1,494
0.326% due 06/25/2047	166	162
0.336% due 06/25/2037	2,408	2,384
0.336% due 10/25/2047	566	546
0.346% due 06/25/2037	479	466
0.366% due 10/25/2046	377	372
0.416% due 02/25/2036	521	516
0.436% due 09/25/2036	6,559	5,253
0.596% due 12/25/2036	102	44
0.736% due 12/25/2031	94	50
0.996% due 05/25/2032	21	19

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032		$653	$514
0.956% due 07/25/2032		54	42
0.996% due 08/25/2032		2,042	1,506
1.056% due 05/25/2043		2,000	1,707

Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036		571	490
0.326% due 01/25/2037		47	21
0.376% due 07/25/2037		1,206	1,068
1.356% due 04/25/2032		413	343
4.831% due 08/25/2035		128	127
6.280% due 05/25/2035		1,992	1,976

Daimler Chrysler Auto Trust
1.738% due 09/10/2012		4,228	4,246
5.000% due 02/08/2012		7	7

Delta Funding Home Equity Loan Trust
1.077% due 09/15/2029		210	113

Denver Arena Trust
6.940% due 11/15/2019		3,025	2,764

Discover Card Master Trust I
0.632% due 10/16/2013		400	401

Educational Services of America, Inc.
1.348% due 07/25/2023		76,484	76,771

EMC Mortgage Loan Trust
0.626% due 05/25/2040		81	65

Endurance CLO I Ltd.
0.826% due 02/15/2014		4,368	4,197

Equity One ABS, Inc.
0.816% due 11/25/2032		139	119

Fifth Third Auto Trust
4.810% due 01/15/2013		135	138

First Alliance Mortgage Loan Trust
1.017% due 03/20/2031		526	448

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 10/25/2036		657	655
0.306% due 11/25/2036		1,398	1,382
0.316% due 10/25/2036		425	414
0.326% due 12/25/2036		1,491	1,461
0.346% due 07/25/2036		7,487	7,272
0.536% due 10/25/2035		9,440	9,217
0.626% due 12/25/2034		73	73

First NLC Trust
0.326% due 08/25/2037		2,245	1,550

FMAC Loan Receivables Trust
6.500% due 09/15/2020 (a)		13	8
7.900% due 04/15/2019		10	9

Ford Auto Securitization Trust
3.396% due 11/15/2011	CAD	26,365	25,921

Ford Credit Auto Owner Trust
1.677% due 06/15/2012		$36	36
2.000% due 12/15/2011		12,078	12,089
4.950% due 03/15/2013		25	26
5.150% due 11/15/2011		18	18

Franklin Auto Trust
1.837% due 06/20/2012		16,208	16,249

Fremont Home Loan Trust
0.316% due 01/25/2037		277	251
0.366% due 02/25/2036		157	155

GE-WMC Mortgage Securities LLC
0.296% due 08/25/2036		14	6

Globaldrive BV
4.000% due 10/20/2016	EUR	621	875

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greenpoint Manufactured Housing
7.270% due 06/15/2029		$505	$444
8.300% due 10/15/2026		500	513

Grosvenor Place CLO BV
1.352% due 03/28/2023	EUR	127,000	156,305

GSAA Trust
0.556% due 03/25/2037		$5,583	3,019
0.556% due 05/25/2047		1,000	555

GSAMP Trust
0.326% due 10/25/2036		20	19
0.326% due 12/25/2036		681	463
0.346% due 11/25/2035		688	85
1.106% due 02/25/2047		111,423	86,729

Gulf Stream - Sextant CLO Ltd.
0.569% due 08/21/2020		10,000	9,404

Harbourmaster CLO Ltd.
1.139% due 06/15/2020	EUR	19,748	24,911

Home Equity Asset Trust
0.316% due 05/25/2037		$6,923	6,687
0.856% due 11/25/2032		154	108

Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		66	66

HSBC Asset Loan Obligation
0.316% due 12/25/2036		814	702

HSBC Home Equity Loan Trust
0.407% due 03/20/2036		7,854	7,345
0.527% due 01/20/2035		1,267	1,123
0.547% due 01/20/2034		31,967	28,948
0.607% due 09/20/2033		892	827

HSI Asset Securitization Corp. Trust
0.306% due 10/25/2036		1,516	1,139
0.306% due 12/25/2036		8,461	7,814
0.316% due 05/25/2037		68	66

IMC Home Equity Loan Trust
5.910% due 07/25/2026		65	63
7.310% due 11/20/2028		29	28
7.500% due 04/25/2026		16	16
7.520% due 08/20/2028		25	25

Indymac Residential Asset-Backed Trust
0.336% due 07/25/2037		87	87

IXIS Real Estate Capital Trust
0.596% due 02/25/2036		683	613

JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036		1,966	1,896
0.316% due 03/25/2047		3,254	2,419
0.336% due 08/25/2036		516	154
0.336% due 03/25/2037		73	69
0.346% due 10/25/2036		164	160
0.446% due 05/25/2035		716	637

LA Arena Funding LLC
7.656% due 12/15/2026		227	236

LCM LP
0.522% due 03/21/2019		17,300	15,990

Lehman ABS Mortgage Loan Trust
0.346% due 06/25/2037		7,134	2,723

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		5,096	4,342

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	162,518	221,779

Massachusetts Educational Financing Authority
1.448% due 04/25/2038		$3,677	3,696

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Asset-Backed Securities Trust
0.306% due 01/25/2037	$169	$58
0.316% due 11/25/2036	103	103
0.336% due 05/25/2037	525	507
0.556% due 05/25/2037	37,534	33,497

Merrill Lynch First Franklin Mortgage Loan Trust
0.316% due 07/25/2037	1,525	1,514

Merrill Lynch Mortgage Investors, Inc.
0.326% due 07/25/2037	1,668	1,652
0.376% due 02/25/2037	2,538	1,772

Mesa Trust Asset-Backed Certificates
0.656% due 12/25/2031	1,615	1,289

Mid-State Trust
6.005% due 08/15/2037	12	13
6.340% due 10/15/2036	18,680	17,888
7.340% due 07/01/2035	1,089	1,141
7.791% due 03/15/2038	3,747	3,656
8.330% due 04/01/2030	12,813	13,233

Morgan Stanley ABS Capital I
0.296% due 10/25/2036	17	17
0.306% due 07/25/2036	415	157
0.306% due 11/25/2036	278	277
0.316% due 05/25/2037	628	521
0.356% due 11/25/2036	5,000	3,826
0.756% due 03/25/2033	2,511	2,092
1.056% due 07/25/2037	14,977	13,719

Morgan Stanley Home Equity Loan Trust
0.306% due 12/25/2036	4,551	4,425

Morgan Stanley IXIS Real Estate Capital Trust
0.306% due 11/25/2036	14	14
0.366% due 11/25/2036	200	91

Morgan Stanley Mortgage Loan Trust
0.326% due 01/25/2047	43	38
0.486% due 02/25/2037	1,440	664
0.616% due 04/25/2037	6,421	3,186
5.726% due 10/25/2036	2,659	1,534
5.750% due 11/25/2036	2,869	1,433
5.750% due 04/25/2037	1,922	1,447
6.000% due 07/25/2047	2,168	1,630

Mountain Capital CLO Ltd.
0.791% due 02/15/2016	71,073	68,106

MPC Natural Gas Funding Trust
6.200% due 03/15/2013	1,654	1,672

Nationstar Home Equity Loan Trust
0.316% due 03/25/2037	916	914
0.376% due 04/25/2037	593	578

Navigator CDO Ltd.
1.226% due 11/15/2015	11,884	11,561

Nelnet Student Loan Trust
1.028% due 04/27/2015	35	35
1.198% due 07/25/2018	10,000	10,095
1.428% due 10/25/2019	5,000	5,111

New Century Home Equity Loan Trust
0.516% due 06/25/2035	810	776
0.526% due 09/25/2035	14,266	13,737

Nissan Auto Receivables Owner Trust
4.280% due 06/16/2014	49	50

Novastar Home Equity Loan
0.611% due 12/25/2033	1,692	1,501

NYLIM Flatiron CLO Ltd.
0.638% due 08/08/2020	10,750	9,962

Option One Mortgage Loan Trust
0.316% due 07/25/2037	51	48
0.346% due 04/25/2037	1,190	1,165

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Park Place Securities, Inc.
0.516% due 09/25/2035	$247	$225
0.569% due 10/25/2034	110	107

Popular ABS Mortgage Pass-Through Trust
0.346% due 01/25/2037	596	593
0.346% due 06/25/2047	17,884	15,806

Primus CLO Ltd.
0.758% due 07/15/2021	478	408

Renaissance Home Equity Loan Trust
0.616% due 11/25/2034	316	253
0.756% due 12/25/2033	375	315
0.956% due 08/25/2032	104	82
5.565% due 02/25/2036	16	15

Residential Asset Mortgage Products, Inc.
0.656% due 06/25/2047	1,700	777
5.072% due 04/25/2034	4,221	4,070

Residential Asset Securities Corp.
0.326% due 02/25/2037	10	10
0.366% due 04/25/2037	68	66
0.756% due 07/25/2032	6	3

Residential Mortgage Loan Trust
1.764% due 09/25/2029	12	11

SACO I, Inc.
0.316% due 05/25/2036	3,031	2,398
0.466% due 03/25/2036	216	61
0.506% due 12/25/2035	181	62

Salomon Brothers Mortgage Securities VII, Inc.
0.816% due 09/25/2028	1,236	1,052

Saxon Asset Securities Trust
0.776% due 08/25/2032	137	134

SBI HELOC Trust
0.426% due 08/25/2036	49	49

Securitized Asset-Backed Receivables LLC Trust
0.296% due 01/25/2037	59	57
0.316% due 12/25/2036	370	129
0.386% due 05/25/2037	1,815	1,384

Security National Mortgage Loan Trust
0.546% due 10/25/2036	2,687	2,684
5.910% due 04/25/2037	1,965	1,939

SLC Student Loan Trust
1.192% due 06/15/2021	4,300	4,337

SLM Student Loan Trust
0.498% due 04/25/2017	256	256
0.498% due 07/25/2017	10,292	10,245
0.588% due 10/25/2022	2,700	2,677
0.608% due 04/25/2017	758	757
0.648% due 01/25/2017	72	72
0.828% due 01/25/2022	12,000	11,637
0.898% due 10/27/2014	306	307
0.998% due 10/27/2014	22	22
0.998% due 10/25/2017	32,500	32,705
1.048% due 10/25/2017	150	151
1.148% due 04/25/2019	700	704
1.248% due 01/25/2019	40,000	40,569
1.398% due 07/25/2023	700	709
1.492% due 12/15/2033	30,800	31,409
1.598% due 10/25/2016	2,000	2,033
1.598% due 07/25/2023	5,000	5,091
1.798% due 01/25/2018	1,490	1,537
1.998% due 04/25/2023	1,136,499	1,177,521
2.177% due 08/15/2016	47,339	47,352
2.198% due 07/25/2023	2,100	2,204
2.907% due 12/16/2019	42,483	42,534

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Equity Loan Trust
0.316% due 11/25/2036		$1,521	$714
0.336% due 06/25/2037		1,141	1,001
0.556% due 11/25/2035		15	14

South Carolina Student Loan Corp.
0.847% due 03/01/2018		2,844	2,814
1.047% due 03/02/2020		700	695
1.297% due 09/03/2024		600	594

Specialty Underwriting & Residential Finance
0.316% due 01/25/2038		1,569	1,410
0.356% due 11/25/2037		2,628	2,145
0.936% due 01/25/2034		23	18

Stony Hill CDO III Ltd.
0.756% due 10/15/2013		4,942	4,704

Structured Asset Investment Loan Trust
0.306% due 07/25/2036		106	106
0.956% due 04/25/2033		2,194	1,858

Structured Asset Securities Corp.
0.306% due 09/25/2036		6	6
0.306% due 10/25/2036		83	82
0.336% due 01/25/2037		5,833	5,671
0.356% due 01/25/2037		150	107
0.406% due 05/25/2037		1,939	1,745
0.466% due 09/25/2035		2,551	2,523
0.546% due 01/25/2033		5,254	4,777
0.556% due 06/25/2035		5,894	3,995
0.656% due 05/25/2034		21	19
1.756% due 04/25/2035		23,769	17,738
4.910% due 06/25/2033		76	70

Symphony CLO Ltd.
0.616% due 05/15/2019		82,500	75,558

Truman Capital Mortgage Loan Trust
0.596% due 01/25/2034		19	19

WaMu Asset-Backed Certificates
0.306% due 01/25/2037		3,952	3,617

Wells Fargo Home Equity Trust
0.496% due 10/25/2035		39	39
0.506% due 12/25/2035		13,684	13,545

WMC Mortgage Loan Pass-Through Certificates
0.937% due 05/15/2030		1,920	1,793
1.157% due 10/15/2029		155	154

Wood Street CLO BV
1.388% due 03/29/2021	EUR	48,703	59,751

Total Asset-Backed Securities (Cost $2,962,157)			2,986,467

SOVEREIGN ISSUES 4.1%

1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		$30,000	31,766

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	46,200	63,056
5.500% due 07/12/2020		$3,200	3,468

Banque Centrale de Tunisie S.A.
7.375% due 04/25/2012		4,220	4,600

Brazil Government International Bond
5.625% due 01/07/2041		14,000	15,435
5.875% due 01/15/2019		7,800	9,184
6.000% due 01/17/2017		11,000	12,870
7.875% due 03/07/2015		28,000	34,510
8.000% due 01/15/2018		4,166	5,002

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	6,462,222	$3,751,703
10.000% due 01/01/2013		190,000	108,128
10.000% due 01/01/2014		134,000	75,214
10.000% due 01/01/2017		2,055,854	1,124,139

Canada Government Bond
2.000% due 12/01/2014	CAD	1,419,700	1,390,416
2.500% due 09/01/2013		567,300	566,101
2.500% due 06/01/2015		400,000	399,067
3.000% due 12/01/2015		185,300	188,778
3.500% due 06/01/2020		67,000	69,265
3.750% due 09/01/2011		1,250	1,242
4.500% due 06/01/2015		212,600	230,589

Canada Housing Trust No. 1
3.350% due 12/15/2020		126,100	124,774
3.750% due 03/15/2020		35,000	35,993

Chile Government International Bond
5.500% due 01/15/2013		$50	55

China Development Bank Corp.
5.000% due 10/15/2015		24,200	27,236

China Government International Bond
4.750% due 10/29/2013		50	55

Colombia Government International Bond
7.375% due 01/27/2017		2,000	2,475
8.125% due 05/21/2024		10	13
8.250% due 12/22/2014		10,010	12,287

Export-Import Bank of China
4.875% due 07/21/2015		28,300	31,562

Export-Import Bank of Korea
0.754% due 10/04/2011		88,600	88,701
5.125% due 06/29/2020		109,900	118,777
5.875% due 01/14/2015		5,560	6,227
8.125% due 01/21/2014		32,000	37,623

Hydro Quebec
0.525% due 09/29/2049		5,600	4,033

Indonesia Government International Bond
6.750% due 03/10/2014		5,000	5,681
7.250% due 04/20/2015		37	44
7.500% due 01/15/2016		9,080	11,063

Israel Government International Bond
5.500% due 11/09/2016		57	66

Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021	EUR	50,514	67,601

Korea Development Bank
8.000% due 01/23/2014		$27,800	32,550

Korea Expressway Corp.
5.125% due 05/20/2015		100	108

Korea Government Bond
4.875% due 09/22/2014		103	113

Korea Housing Finance Corp.
4.125% due 12/15/2015 (m)		59,600	62,683

Malaysia Government International Bond
7.500% due 07/15/2011		100	105

Mexico Government International Bond
4.250% due 07/14/2017	EUR	9,900	13,740
5.875% due 02/17/2014		$2,700	3,064
5.950% due 03/19/2019		98,300	115,847
6.050% due 01/11/2040		145,200	166,980
6.625% due 03/03/2015		10,000	11,800
6.750% due 09/27/2034		317	396
7.500% due 04/08/2033		5,650	7,515
8.125% due 12/30/2019		25	34

New Zealand Government Bond
6.000% due 11/15/2011	NZD	820	618

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Panama Government International Bond
6.700% due 01/26/2036		$18,062	$22,261
7.250% due 03/15/2015		34,700	41,640
9.375% due 04/01/2029		15,000	22,800

Poland Government International Bond
5.000% due 10/19/2015		100	110
6.250% due 07/03/2012		47	51
6.375% due 07/15/2019		36	43

Province of British Columbia Canada
3.700% due 12/18/2020	CAD	10,000	9,899

Province of Ontario Canada
1.875% due 09/15/2015		$72,800	73,264
4.200% due 06/02/2020	CAD	50,000	51,156
4.600% due 06/02/2039		122,060	126,341
4.650% due 06/02/2041		32,000	33,597
4.700% due 06/02/2037		48,400	50,520
5.450% due 04/27/2016		$800	946
5.600% due 06/02/2035	CAD	25,000	29,318
5.850% due 03/08/2033		165,000	197,606
6.200% due 06/02/2031		5,000	6,193
6.500% due 03/08/2029		25,000	31,627
7.600% due 06/02/2027		20,000	27,609

Province of Quebec Canada
4.500% due 12/01/2020		100,000	104,128
4.625% due 05/14/2018		$1,000	1,141

Qatar Government International Bond
4.000% due 01/20/2015		85,000	90,100
5.250% due 01/20/2020		85,000	93,925
6.400% due 01/20/2040		110,000	131,450

Russia Government International Bond
7.500% due 03/31/2030		9,035	10,813

Societe Financement de l’Economie Francaise
0.726% due 07/16/2012		1,000	1,003
2.125% due 05/20/2012	EUR	100	139
3.375% due 05/05/2014		$79,400	85,497

South Africa Government International Bond
5.875% due 05/30/2022		100	116
6.500% due 06/02/2014		27,000	30,848
6.875% due 05/27/2019		5,000	6,138

Total Sovereign Issues (Cost $9,605,955)			10,354,631

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011		446,800	3,838

CONSUMER DISCRETIONARY 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032		8,212,560	64,461
6.250% due 07/15/2033		475,440	3,779

			68,240
Total Convertible Preferred Securities (Cost $31,482)			72,078

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Citigroup, Inc.
6.150% due 12/15/2012		1,974,000	29,514

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	SHARES	MARKET VALUE (000S)

SLM Corp.
3.148% due 03/15/2017	4,700	$84

		29,598

Total Preferred Securities (Cost $31,160)

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 20.1%

CERTIFICATES OF DEPOSIT 0.1%

Australia & New Zealand Banking Group Ltd.
0.258% due 10/07/2010	$35,000	34,999

Barclays Bank PLC
1.392% due 12/16/2011	163,000	163,040

		198,039

COMMERCIAL PAPER 0.0%

Freddie Mac
0.246% due 10/13/2010	1,000	1,000

REPURCHASE AGREEMENTS 7.2%

Banc of America Securities LLC
0.210% due 10/12/2010	250,000	250,000
(Dated 09/20/2010. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2019 valued at $262,146. Repurchase proceeds are $250,001.)

Barclays Capital, Inc.
0.160% due 10/06/2010	235,000	235,000
(Dated 09/28/2010. Collateralized by U.S. Treasury Notes 1.125% - 1.375% due 09/15/2012 -12/15/2012 valued at $239,853. Repurchase proceeds are $235,001.)
0.170% due 10/04/2010	330,600	330,600
(Dated 09/27/2010. Collateralized by Fannie Mae 0.246% -6.625% due 07/26/2012 - 11/15/2030 valued at $337,672 Repurchase proceeds are $330,602.)
0.190% due 10/06/2010	500,000	500,000
(Dated 09/23/2010. Collateralized by U.S. Treasury Notes 1.375% due 09/15/2012 valued at $510,424. Repurchase proceeds are $500,003.)
0.190% due 10/18/2010	500,000	500,000

(Dated 09/23/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $251,824 and U.S. Treasury Notes 1.000% due 07/31/2011 valued at $255,068. Repurchase proceeds are $500,003.)

0.200% due 10/15/2010	290,000	290,000
(Dated 09/14/2010. Collateralized by Fannie Mae 1.250% due 08/16/2013 valued at $275,629 and Freddie Mac 5.000% due 04/08/2030 valued at $20,524 Repurchase proceeds are $290,002.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.200% due 10/18/2010	$500,000	$500,000

(Dated 09/14/2010. Collateralized by Fannie Mae 5.000% due 03/15/2016 valued at $50,508; Federal Farm Credit Bank 1.875% due 09/14/2015 valued at $45,330; Federal Home Loan Bank 0.360% - 4.875% due 03/28/2011 - 07/08/2030 valued at $137,845; and Freddie Mac 2.500% - 4.500% due 01/15/2014 - 08/18/2017 valued at $276,451. Repurchase proceeds are $500,003.)

0.200% due 10/18/2010	500,000	500,000
(Dated 09/23/2010. Collateralized by U.S. Treasury Notes 0.625% due 06/30/2012 valued at $510,534. Repurchase proceeds are $500,003.)
0.200% due 10/18/2010	1,000,000	1,000,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 0.625% - 3.625% due 06/30/2012 - 08/15/2019 valued at $1,019,046. Repurchase proceeds are $1,000,006.)
0.200% due 10/19/2010	1,000,000	1,000,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.875% - 3.500% due 06/30/2015 - 05/15/2020 valued at $1,023,793. Repurchase proceeds are $1,000,006.)
0.210% due 10/15/2010	500,000	500,000

(Dated 09/01/2010. Collateralized by Fannie Mae 1.750% - 5.250% due 08/01/2012 - 04/15/2014 valued at $137,546; Federal Farm Credit Bank 2.840% due 05/19/2014 valued at $56,116; Federal Home Loan Bank 2.000% due 09/14/2012 valued at $76,037; and Freddie Mac 2.800% - 4.125% due 09/27/2013 - 08/18/2017 valued at $239,369. Repurchase proceeds are $500,003.)

0.220% due 10/05/2010	1,000,000	1,000,000
(Dated 08/27/2010. Collateralized by U.S. Treasury Bonds 6.750% due 08/15/2026 valued at $1,013,970. Repurchase proceeds are $1,000,006.)
0.220% due 10/08/2010	888,300	888,300
(Dated 09/16/2010. Collateralized by U.S. Treasury Notes 3.500% due 02/15/2018 valued at $921,172. Repurchase proceeds are $888,305.)
0.250% due 10/01/2010	95,500	95,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $97,404. Repurchase proceeds are $95,501.)

Citigroup Global Markets, Inc.
0.220% due 10/08/2010	250,000	250,000
(Dated 09/24/2010. Collateralized by Freddie Mac 4.000% due 07/01/2024 valued at $262,588. Repurchase proceeds are $250,002.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.220% due 10/18/2010	$50,000	$50,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.000% due 07/15/2013 valued at $51,120. Repurchase proceeds are $50,000.)
0.250% due 10/01/2010	41,000	41,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Bills 0.260% due 09/22/2011 valued at $41,825. Repurchase proceeds are $41,000.)

Credit Suisse Securities (USA) LLC
0.170% due 10/06/2010	31,200	31,200
(Dated 09/28/2010. Collateralized by U.S. Treasury Notes 0.875% due 05/31/2011 valued at $31,907. Repurchase proceeds are $31,200.)

Goldman Sachs & Co.
0.230% due 10/07/2010	300,000	300,000

(Dated 09/16/2010. Collateralized by Fannie Mae 4.000% - 5.500% due 06/01/2024 - 08/01/2037 valued at $179,937; Freddie Mac 5.000% due 08/01/2039 valued at $85,432; and Ginnie Mae 5.000% due 03/15/2038 valued at $44,883. Repurchase proceeds are $300,002.)

Greenwich Capital Markets, Inc.
0.210% due 10/04/2010	250,000	250,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $255,332. Repurchase proceeds are $250,001.)

JPMorgan Chase Bank N.A.
0.190% due 10/08/2010	525,000	525,000
(Dated 09/28/2010. Collateralized by U.S. Treasury Notes 1.125% - 1.375% due 06/30/2011 - 01/15/2013 valued at $536,019. Repurchase proceeds are $525,003.)
0.260% due 10/01/2010	1,300	1,300
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $1,375. Repurchase proceeds are $1,300.)

Morgan Stanley
0.180% due 10/05/2010	1,000,000	1,000,000
(Dated 09/28/2010. Collateralized by U.S. Treasury Notes 2.625% - 3.625% due 07/31/2014 - 02/15/2020 valued at $1,022,604. Repurchase proceeds are $1,000,005.)
0.200% due 10/01/2010	2,983,200	2,983,200

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.750% -3.625% due 05/31/2012 - 02/15/2020 valued at $2,028,539; U.S. Treasury Bonds 4.250% due 05/15/2039 valued at $921,002. Repurchase proceeds are $2,983,217.)

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.200% due 10/06/2010	$500,000	$500,000
(Dated 09/23/2010. Collateralized by U.S. Treasury Notes 3.500% due 05/15/2020 valued at $512,169. Repurchase proceeds are $500,003.)
0.200% due 10/06/2010	500,000	500,000
(Dated 09/27/2010. Collateralized by U.S. Treasury Notes 1.000% - 1.375% due 03/31/2012 - 10/15/2012 valued at $509,683. Repurchase proceeds are $500,003.)
0.210% due 10/04/2010	500,000	500,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.125% due 06/15/2013 valued at $511,040. Repurchase proceeds are $500,003.)
0.210% due 10/06/2010	400,000	400,000
(Dated 09/22/2010. Collateralized by U.S. Treasury Notes 1.375% - 3.625% due 03/15/2013 - 02/15/2020 valued at $409,443. Repurchase proceeds are $400,002.)
0.210% due 10/12/2010	600,000	600,000
(Dated 09/01/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% - 2.375% due 01/15/2014 - 01/15/2027 valued at $618,499. Repurchase proceeds are $600,004.)
0.210% due 10/12/2010	250,000	250,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2019 valued at $257,057. Repurchase proceeds are $250,001.)
0.210% due 10/12/2010	53,000	53,000
(Dated 09/27/2010. Collateralized by U.S. Treasury Notes 1.750% due 08/15/2012 valued at $54,187. Repurchase proceeds are $53,000.)
0.230% due 10/15/2010	1,500,000	1,500,000
(Dated 09/15/2010. Collateralized by U.S. Treasury Notes 2.125% - 3.625% due 02/28/2015 - 02/15/2020 valued at $1,546,653. Repurchase proceeds are $1,500,010.)
0.240% due 10/19/2010	307,000	307,000
(Dated 09/15/2010. Collateralized by Ginnie Mae 5.500% due 10/20/2039 - 07/20/2040 valued at $316,953. Repurchase proceeds are $307,002.)
0.250% due 10/01/2010	222,400	222,400
(Dated 09/30/2010. Collateralized by Freddie Mac 5.135% due 03/21/2007 valued at $228,034. Repurchase proceeds are $222,402.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	162,076	162,076
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $165,321. Repurchase proceeds are $162,076.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TD Securities (USA) LLC
0.220% due 10/05/2010		$156,600	$156,600
(Dated 09/27/2010. Collateralized by U.S. Treasury Notes 0.750% - 1.750% due 10/31/2011 - 11/30/2011 valued at $159,930. Repurchase proceeds are $156,601.)

			18,172,176

JAPAN TREASURY BILLS 3.1%
0.108% due 11/01/2010 - 12/06/2010 (f)	JPY	666,850,000	7,986,810

U.S. TREASURY BILLS 0.1%
0.109% due 10/07/2010 - 10/21/2010 (f)(k)		$218,457	218,449

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (i) 9.6%
		2,413,794,186	24,181,390

Total Short-Term Instruments (Cost $50,578,978)			50,757,864

Total Investments 113.9% (Cost $276,527,279)			$287,350,477

Written Options (p) (0.3%) (Premiums $738,837)			(756,016)

Other Assets and Liabilities (Net) (13.6%)			(34,268,170)

Net Assets 100.0%			$252,326,291

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	When-Issued security.
(e)	Payment in-kind bond security.
(f)	Coupon represents a weighted average yield.
(g)	Security becomes interest bearing at a future date.
(h)	Principal amount of security is adjusted for inflation.
(i)	Affiliated to the Fund.
(j)	Securities with an aggregate market value of $113,270 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(k)	Securities with an aggregate market value of $561,172 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(l)	Securities with an aggregate market value of $340,120 and cash of $5,500 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(m)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $519,524 at a weighted average interest rate of -0.062%. On September 30, 2010, securities valued at $1,175,466 were pledged as collateral for reverse repurchase agreements.
(n)	Securities with an aggregate market value of $441,806 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	112,647	$208,404
90-Day Eurodollar December Futures	Long	12/2011	9,962	5,941
90-Day Eurodollar June Futures	Long	06/2011	50,056	35,402
90-Day Eurodollar June Futures	Long	06/2012	9,962	8,476
90-Day Eurodollar March Futures	Long	03/2011	137,170	94,252
90-Day Eurodollar March Futures	Long	03/2012	9,962	7,271
90-Day Eurodollar September Futures	Long	09/2011	16,851	9,530
U.S. Treasury 5-Year Note December Futures	Long	12/2010	12,914	8,398
U.S. Treasury 10-Year Note December Futures	Long	12/2010	101,056	75,718

				$453,392

(o)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2010(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Anadarko Finance Co.	BOA	(0.900%)	06/20/2011	0.563%	$	8,880	$(24)	$0	$(24)
Anadarko Petroleum Corp.	CITI	(0.330%)	03/20/2012	1.084%		1,800	20	62	(42)
Arrow Electronics, Inc.	GSC	(1.000%)	12/20/2019	2.181%		15,000	1,330	0	1,330
Avnet, Inc.	DUB	(1.000%)	09/20/2016	1.899%		2,000	97	37	60
Barrick Gold Finance Co.	JPM	(0.530%)	12/20/2016	0.763%		8,800	119	0	119
Block Financial LLC	BOA	(1.550%)	03/20/2013	4.070%		32,100	1,837	(113)	1,950
Block Financial LLC	CSFB	(1.110%)	03/20/2013	4.070%		6,000	405	0	405
Block Financial LLC	DUB	(1.050%)	03/20/2013	4.070%		5,000	344	0	344
Block Financial LLC	JPM	(1.270%)	03/20/2013	4.070%		4,500	287	0	287
Brunswick Corp.	BOA	(4.100%)	09/20/2013	3.551%		18,000	(298)	0	(298)
CBS Corp.	JPM	(0.590%)	09/20/2012	0.546%		15,000	(16)	0	(16)
Centex Corp.	BCLY	(1.000%)	06/20/2016	1.856%		4,000	177	37	140
Centex Corp.	BNP	(1.000%)	06/20/2016	1.856%		12,500	552	119	433
Centex Corp.	BOA	(1.000%)	06/20/2015	1.735%		4,500	145	148	(3)
Centex Corp.	DUB	(1.000%)	12/20/2010	0.808%		3,100	(2)	0	(2)
Centex Corp.	DUB	(1.000%)	03/20/2011	0.808%		2,500	(3)	1	(4)
Centex Corp.	DUB	(1.000%)	12/20/2017	1.937%		2,500	146	(9)	155
Centex Corp.	GSC	(1.000%)	06/20/2014	1.565%		1,500	30	20	10
Centex Corp.	GSC	(1.000%)	06/20/2016	1.856%		3,120	138	0	138
CNA Financial Corp.	BCLY	(1.390%)	12/20/2014	2.222%		10,000	323	1,209	(886)
CNA Financial Corp.	BOA	(0.690%)	12/20/2014	2.222%		10,300	619	0	619
CNA Financial Corp.	BOA	(4.170%)	12/20/2014	2.222%		8,000	(623)	0	(623)
CNA Financial Corp.	BOA	(3.360%)	09/20/2016	2.425%		6,250	(314)	0	(314)
CNA Financial Corp.	CITI	(0.470%)	12/20/2014	2.222%		10,200	702	0	702
Con-way, Inc.	BOA	(1.834%)	03/20/2018	2.731%		19,000	1,045	1,663	(618)
Coventry Health Care, Inc.	DUB	(1.000%)	03/20/2015	2.876%		7,500	566	684	(118)
CRH America, Inc.	CITI	(2.590%)	09/20/2018	2.752%		10,000	97	0	97
CSX Corp.	DUB	(1.550%)	06/20/2017	0.612%		11,200	(671)	38	(709)
Cytec Industries, Inc.	CITI	(1.000%)	09/20/2017	1.466%		4,700	136	431	(295)

Cytec Industries, Inc.	DUB	(1.000%)	09/20/2017	1.466%	2,300	67	198	(131)
Cytec Industries, Inc.	JPM	(1.000%)	09/20/2013	0.867%	2,000	(8)	46	(54)
Deluxe Corp.	DUB	(1.000%)	12/20/2014	3.697%	6,200	626	574	52
Domtar Corp.	SOG	(5.000%)	09/20/2016	2.197%	31,500	(4,783)	(3,957)	(826)
DR Horton, Inc.	BCLY	(1.000%)	06/20/2016	2.840%	26,000	2,390	1,623	767
DR Horton, Inc.	BNP	(1.000%)	03/20/2016	2.818%	10,000	876	783	93
DR Horton, Inc.	BNP	(1.000%)	06/20/2016	2.840%	21,500	1,976	1,597	379
DR Horton, Inc.	DUB	(1.000%)	03/20/2016	2.818%	3,700	324	373	(49)
DR Horton, Inc.	DUB	(1.000%)	06/20/2016	2.840%	4,500	414	472	(58)
DR Horton, Inc.	GSC	(1.000%)	03/20/2014	2.360%	5,000	222	335	(113)
DR Horton, Inc.	GSC	(1.000%)	09/20/2014	2.494%	3,000	165	163	2
DR Horton, Inc.	JPM	(1.000%)	03/20/2015	2.619%	10,000	660	537	123
ERAC USA Finance LLC	JPM	(2.700%)	12/20/2012	0.548%	10,000	(487)	789	(1,276)
Expedia, Inc.	RBS	(4.250%)	09/20/2016	1.729%	16,500	(2,292)	0	(2,292)
FBG Finance Ltd.	BCLY	(2.140%)	12/20/2014	0.765%	6,000	(342)	0	(342)
Fortune Brands, Inc.	DUB	(1.000%)	03/20/2020	1.557%	12,000	529	416	113
Frontier Communications Corp.	BCLY	(5.000%)	03/20/2013	2.114%	10,000	(709)	(602)	(107)
Hanson Ltd.	BCLY	(1.000%)	09/20/2016	2.296%	20,000	1,372	3,056	(1,684)
Hanson Ltd.	BNP	(1.000%)	03/20/2013	1.600%	15,000	213	68	145
Hanson Ltd.	BNP	(1.000%)	09/20/2016	2.246%	33,000	2,180	1,130	1,050
Hanson Ltd.	BNP	(1.000%)	09/20/2016	2.296%	20,000	1,372	553	819
HCP, Inc.	CITI	(5.000%)	03/20/2018	1.897%	4,500	(908)	(742)	(166)
HCP, Inc.	CSFB	(0.530%)	09/20/2011	1.132%	7,350	42	0	42
HCP, Inc.	DUB	(3.860%)	03/20/2018	1.937%	20,000	(2,501)	1,296	(3,797)
HCP, Inc.	JPM	(0.610%)	09/20/2011	1.132%	3,200	16	0	16
HCP, Inc.	MLP	(0.650%)	09/20/2016	1.886%	13,500	896	0	896
Health Care REIT, Inc.	BCLY	(3.310%)	06/20/2015	1.484%	5,000	(412)	0	(412)
Health Management Associates, Inc.	BCLY	(1.000%)	06/20/2016	3.694%	8,000	1,052	656	396
Health Management Associates, Inc.	BCLY	(5.000%)	06/20/2016	3.694%	7,000	(458)	(801)	343
Host Hotels & Resorts LP	DUB	(1.000%)	06/20/2012	1.741%	44,500	550	945	(395)
iStar Financial, Inc.	BCLY	(0.400%)	03/20/2012	26.387%	10,000	2,236	0	2,236
iStar Financial, Inc.	MSC	(0.600%)	12/20/2013	20.696%	10,000	2,674	0	2,674
JC Penney Corp., Inc.	BCLY	(1.000%)	09/20/2012	1.385%	3,000	22	10	12
JC Penney Corp., Inc.	DUB	(1.000%)	09/20/2012	1.385%	400	3	4	(1)
Jones Apparel Group, Inc.	DUB	(1.000%)	12/20/2014	1.808%	44,710	1,427	1,423	4
KB Home	BCLY	(5.000%)	03/20/2015	4.383%	21,600	(553)	(1,584)	1,031
KB Home	BCLY	(5.000%)	06/20/2015	4.468%	12,300	(285)	(936)	651
KB Home	BNP	(1.000%)	06/20/2015	4.468%	5,000	704	465	239
KB Home	DUB	(1.000%)	03/20/2014	3.999%	3,000	285	249	36
KB Home	DUB	(1.000%)	03/20/2015	4.383%	5,000	658	491	167
KB Home	DUB	(5.000%)	03/20/2015	4.383%	2,500	(64)	(194)	130
KB Home	GSC	(1.000%)	03/20/2014	3.999%	7,000	666	329	337
KeySpan Corp.	JPM	(0.450%)	06/20/2013	0.301%	6,900	(29)	65	(94)
Kinder Morgan, Inc.	DUB	(1.000%)	03/20/2016	1.759%	2,000	76	94	(18)
Kinder Morgan, Inc.	MSC	(1.000%)	03/20/2016	1.759%	13,300	505	670	(165)
Lennar Corp.	BCLY	(5.000%)	06/20/2015	4.122%	11,000	(413)	(888)	475
Lennar Corp.	BNP	(5.000%)	03/20/2013	2.998%	9,000	(441)	(571)	130
Lennar Corp.	BNP	(5.000%)	09/20/2014	3.815%	22,000	(967)	(1,448)	481
Lennar Corp.	BNP	(1.000%)	06/20/2015	4.122%	20,000	2,556	2,099	457
Lennar Corp.	DUB	(0.785%)	12/20/2011	1.832%	9,000	112	0	112
Lennar Corp.	DUB	(1.000%)	03/20/2013	2.998%	6,800	320	262	58
Lennar Corp.	DUB	(1.000%)	06/20/2015	4.122%	3,500	447	366	81
Lennar Corp.	DUB	(5.000%)	06/20/2015	4.122%	5,000	(188)	(440)	252
Lennar Corp.	GSC	(1.000%)	12/20/2011	1.808%	9,000	86	225	(139)
Lennar Corp.	GSC	(1.000%)	09/20/2014	3.815%	4,500	452	483	(31)
Lennar Corp.	GSC	(5.000%)	06/20/2015	4.122%	4,000	(150)	(235)	85
Lennar Corp.	GSC	(1.000%)	06/20/2016	4.352%	4,000	633	478	155
Lexmark International, Inc.	BOA	(1.400%)	06/20/2018	1.826%	13,000	365	0	365
Lexmark International, Inc.	CITI	(3.320%)	06/20/2013	1.125%	5,590	(335)	0	(335)
Lexmark International, Inc.	JPM	(1.190%)	06/20/2013	1.125%	15,880	(33)	0	(33)
Liberty Mutual Group, Inc.	BOA	(1.390%)	03/20/2014	2.267%	7,600	215	836	(621)
Limited Brands, Inc.	BNP	(1.000%)	12/20/2014	1.768%	1,250	38	96	(58)
Limited Brands, Inc.	BNP	(1.000%)	09/20/2017	2.232%	22,000	1,639	1,835	(196)
Limited Brands, Inc.	BOA	(1.000%)	12/20/2014	1.768%	5,000	153	216	(63)
Limited Brands, Inc.	BOA	(1.000%)	09/20/2017	2.232%	10,000	745	907	(162)
Limited Brands, Inc.	BOA	(1.000%)	06/20/2019	2.369%	20,400	1,989	1,603	386
Limited Brands, Inc.	DUB	(1.000%)	09/20/2017	2.232%	7,600	566	798	(232)
Limited Brands, Inc.	DUB	(4.800%)	09/20/2017	2.302%	43,000	(6,564)	0	(6,564)
Limited Brands, Inc.	JPM	(2.850%)	09/20/2017	2.302%	2,700	(92)	150	(242)
Limited Brands, Inc.	RBS	(4.500%)	09/20/2017	2.302%	18,700	(2,513)	0	(2,513)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%)	09/20/2015	1.827%	11,810	(2,736)	0	(2,736)
Macy’s Retail Holdings, Inc.	BCLY	(7.150%)	09/20/2015	1.827%	10,000	(2,489)	0	(2,489)
Macy’s Retail Holdings, Inc.	BNP	(1.000%)	03/20/2012	0.908%	57,400	(95)	656	(751)
Macy’s Retail Holdings, Inc.	BNP	(1.000%)	09/20/2012	1.054%	13,000	10	68	(58)
Macy’s Retail Holdings, Inc.	BNP	(1.000%)	09/20/2015	1.775%	9,000	321	371	(50)
Macy’s Retail Holdings, Inc.	BOA	(1.000%)	03/20/2012	0.908%	15,000	(25)	144	(169)
Macy’s Retail Holdings, Inc.	BOA	(6.870%)	03/20/2012	0.949%	7,000	(625)	0	(625)
Macy’s Retail Holdings, Inc.	BOA	(2.430%)	03/20/2013	1.226%	5,000	(150)	433	(583)
Macy’s Retail Holdings, Inc.	BOA	(1.000%)	09/20/2015	1.775%	3,800	136	423	(287)
Macy’s Retail Holdings, Inc.	BOA	(7.060%)	09/20/2015	1.827%	8,000	(1,958)	0	(1,958)
Macy’s Retail Holdings, Inc.	DUB	(1.000%)	03/20/2013	1.188%	16,800	72	328	(256)
Macy’s Retail Holdings, Inc.	MSC	(2.470%)	09/20/2015	1.827%	10,000	(306)	1,103	(1,409)
Macy’s Retail Holdings, Inc.	RBS	(1.000%)	12/20/2016	1.939%	15,000	784	709	75

Macy’s Retail Holdings, Inc.	RBS	(2.640%)	09/20/2017	2.065%		22,500	(809)	1,376	(2,185)
Manpower, Inc.	GSC	(2.500%)	06/20/2013	1.411%	EUR	45,500	(1,834)	(2,684)	850
Marks & Spencer PLC	RBS	(0.950%)	12/20/2017	1.693%		$2,200	103	400	(297)
Marriott International, Inc.	BOA	(1.650%)	06/20/2017	1.291%		10,000	(226)	2,739	(2,965)
Marriott International, Inc.	BOA	(1.730%)	06/20/2017	1.291%		1,400	(38)	137	(175)
Marriott International, Inc.	CITI	(0.260%)	06/20/2012	0.627%		15,000	94	0	94
Marsh & McLennan Cos., Inc.	DUB	(1.000%)	06/20/2019	1.443%		15,300	504	0	504
Masco Corp.	BNP	(1.000%)	09/20/2012	1.846%		18,100	291	196	95
Masco Corp.	CITI	(4.240%)	03/20/2017	3.059%		9,020	(595)	0	(595)
Masco Corp.	DUB	(1.000%)	09/20/2012	1.846%		15,000	241	360	(119)
Masco Corp.	DUB	(1.000%)	06/20/2015	2.732%		4,000	296	270	26
Masco Corp.	DUB	(1.000%)	12/20/2016	2.943%		1,000	103	110	(7)
Masco Corp.	GSC	(1.000%)	09/20/2012	1.846%		5,200	84	54	30
Masco Corp.	GSC	(1.000%)	03/20/2017	2.960%		3,000	323	269	54
Masco Corp.	JPM	(1.000%)	09/20/2012	1.846%		5,400	87	80	7
Masco Corp.	JPM	(1.000%)	06/20/2015	2.732%		5,000	370	232	138
Masco Corp.	MSC	(0.580%)	09/20/2012	1.893%		5,000	126	0	126
Masco Corp.	MSC	(1.000%)	09/20/2012	1.846%		12,000	193	327	(134)
Masco Corp.	MSC	(0.680%)	09/20/2013	2.243%		10,000	443	0	443
Masco Corp.	UBS	(4.650%)	12/20/2016	3.041%		10,000	(870)	0	(870)
Maytag Corp.	JPM	(0.460%)	06/20/2015	0.573%		10,000	50	0	50
MDC Holdings, Inc.	BNP	(1.250%)	12/20/2014	1.813%		9,000	198	0	198
MDC Holdings, Inc.	BOA	(1.000%)	12/20/2014	1.763%		3,000	90	0	90
MDC Holdings, Inc.	MLP	(1.350%)	12/20/2012	1.313%		10,500	(13)	0	(13)
Motorola, Inc.	DUB	(1.000%)	12/20/2011	0.300%		8,400	(75)	99	(174)
Motorola, Inc.	DUB	(1.000%)	12/20/2012	0.407%		9,100	(123)	269	(392)
Nabors Industries, Inc.	BCLY	(2.710%)	03/20/2018	1.648%		2,400	(170)	0	(170)
Nabors Industries, Inc.	CITI	(1.000%)	03/20/2018	1.603%		7,900	311	70	241
Nabors Industries, Inc.	CITI	(1.050%)	03/20/2018	1.648%		11,700	456	0	456
Nabors Industries, Inc.	DUB	(0.630%)	03/20/2018	1.648%		5,200	347	721	(374)
Nabors Industries, Inc.	DUB	(0.900%)	03/20/2018	1.648%		9,000	440	0	440
New Albertsons, Inc.	DUB	(1.000%)	03/20/2011	3.347%		39,900	426	402	24
New York Times Co.	BNP	(1.000%)	03/20/2015	2.449%		11,300	674	684	(10)
New York Times Co.	DUB	(5.000%)	03/20/2015	2.449%		10,630	(1,139)	(952)	(187)
New York Times Co.	GSC	(1.000%)	03/20/2015	2.449%		5,000	298	235	63
Office Depot, Inc.	BOA	(5.000%)	09/20/2013	4.523%		10,000	(145)	(180)	35
Office Depot, Inc.	DUB	(5.000%)	09/20/2013	4.523%		37,000	(537)	524	(1,061)
Office Depot, Inc.	GSC	(5.000%)	09/20/2013	4.523%		10,000	(145)	64	(209)
Office Depot, Inc.	SOG	(5.000%)	09/20/2013	4.523%		16,000	(232)	(849)	617
ONEOK Partners LP	JPM	(0.660%)	12/20/2016	1.270%		10,200	355	0	355
Packaging Corp. of America	CSFB	(0.940%)	09/20/2013	1.272%		10,000	94	0	94
Pactiv Corp.	MSC	(5.000%)	06/20/2017	5.220%		9,800	95	(677)	772
Pearson Dollar Finance PLC	BCLY	(0.610%)	06/20/2013	0.360%		25,000	(175)	0	(175)
Pearson Dollar Finance PLC	BCLY	(0.730%)	06/20/2018	0.638%		7,000	(48)	0	(48)
Pearson Dollar Finance PLC	BCLY	(0.770%)	06/20/2018	0.638%		10,000	(97)	0	(97)
Pearson Dollar Finance PLC	DUB	(0.720%)	06/20/2018	0.638%		11,000	(67)	0	(67)
Pearson Dollar Finance PLC	JPM	(0.830%)	06/20/2014	0.450%		5,000	(71)	5	(76)
Pioneer Natural Resources Co.	MSC	(1.000%)	09/20/2016	1.917%		20,835	1,022	1,533	(511)
PMI Group, Inc.	JPM	(0.460%)	09/20/2016	7.590%		9,500	2,785	0	2,785
ProLogis	CITI	(1.000%)	06/20/2012	2.536%		10,500	269	223	46
Pulte Group, Inc.	BNP	(1.000%)	03/20/2013	2.253%		10,250	304	180	124
Pulte Group, Inc.	BNP	(1.000%)	03/20/2014	2.599%		35,000	1,814	1,578	236
Pulte Group, Inc.	DUB	(1.000%)	09/20/2011	1.660%		15,400	94	57	37
Reed Elsevier Capital, Inc.	MLP	(0.290%)	06/20/2012	0.376%		5,000	7	0	7
Rexam PLC	BCLY	(1.450%)	06/20/2013	1.035%		12,500	(145)	981	(1,126)
Rexam PLC	RBS	(1.450%)	06/20/2013	1.035%		4,000	(46)	273	(319)
Rohm and Haas Co.	BNP	(1.000%)	09/20/2017	0.815%		30,000	(369)	(437)	68
Rohm and Haas Co.	BNP	(1.600%)	09/20/2017	0.830%		4,665	(235)	0	(235)
Rohm and Haas Co.	BOA	(0.700%)	09/20/2017	0.830%		13,425	110	0	110
Rohm and Haas Co.	BOA	(1.000%)	09/20/2017	0.815%		1,500	(18)	(16)	(2)
Rohm and Haas Co.	CITI	(0.540%)	09/20/2017	0.830%		7,000	130	0	130
RPM International, Inc.	BCLY	(1.460%)	03/20/2018	1.591%		2,800	23	0	23
RPM International, Inc.	BOA	(1.030%)	03/20/2018	1.591%		9,000	331	399	(68)
RPM International, Inc.	GSC	(1.000%)	03/20/2018	1.548%		15,000	541	220	321
RR Donnelley & Sons Co.	BOA	(5.000%)	09/20/2016	2.753%		17,300	(2,060)	(1,598)	(462)
RR Donnelley & Sons Co.	BOA	(3.500%)	03/20/2019	3.088%		25,000	(716)	0	(716)
RR Donnelley & Sons Co.	DUB	(1.000%)	03/20/2012	1.237%		42,000	133	(84)	217
RR Donnelley & Sons Co.	DUB	(1.000%)	06/20/2014	2.242%		800	35	34	1
RR Donnelley & Sons Co.	DUB	(1.000%)	03/20/2017	2.802%		900	90	84	6
RR Donnelley & Sons Co.	DUB	(3.250%)	03/20/2017	2.894%		10,000	(207)	0	(207)
RR Donnelley & Sons Co.	GSC	(1.000%)	09/20/2016	2.753%		7,700	704	962	(258)
Ryland Group, Inc.	BCLY	(1.000%)	06/20/2017	2.730%		2,200	216	158	58
Ryland Group, Inc.	BNP	(1.000%)	06/20/2017	2.730%		28,500	2,800	1,700	1,100
Ryland Group, Inc.	BNP	(5.000%)	06/20/2020	2.902%		9,000	(1,398)	(1,621)	223
Ryland Group, Inc.	DUB	(1.000%)	03/20/2015	2.452%		9,000	535	669	(134)
Ryland Group, Inc.	RBS	(1.000%)	06/20/2017	2.730%		900	88	67	21
Seagate Technology HDD Holdings	DUB	(5.000%)	12/20/2011	2.201%		7,700	(272)	(423)	151
Seagate Technology HDD Holdings	GSC	(1.000%)	12/20/2011	2.201%		20,800	295	198	97
Seagate Technology HDD Holdings	JPM	(2.250%)	12/20/2011	2.201%		11,100	(14)	735	(749)
Sealed Air Corp.	BOA	(1.060%)	09/20/2013	1.338%		9,250	72	517	(445)
Sprint Capital Corp.	BCLY	(3.630%)	03/20/2012	1.483%		11,000	(359)	0	(359)
Sprint Nextel Corp.	DUB	(5.000%)	03/20/2012	1.448%		2,500	(134)	(127)	(7)
Starwood Hotels & Resorts Worldwide, Inc.	BNP	(1.000%)	03/20/2013	1.045%		10,000	8	143	(135)

Starwood Hotels & Resorts Worldwide, Inc.	BNP	(1.000%)	12/20/2014	1.484%	47,000	904	1,741	(837)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%)	06/20/2012	0.861%	33,000	(89)	(32)	(57)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%)	06/20/2012	0.861%	5,500	(400)	(167)	(233)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%)	03/20/2013	1.045%	8,500	7	144	(137)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%)	03/20/2013	1.045%	2,000	(197)	(97)	(100)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%)	12/20/2015	1.667%	5,500	177	396	(219)
Starwood Hotels & Resorts Worldwide, Inc.	SOG	(5.000%)	03/20/2013	1.045%	9,500	(933)	(861)	(72)
Tate & Lyle International Finance PLC	BCLY	(1.250%)	12/20/2014	1.132%	12,000	(62)	0	(62)
Temple-Inland, Inc.	BCLY	(1.000%)	06/20/2012	1.056%	6,000	4	61	(57)
Temple-Inland, Inc.	BNP	(6.670%)	03/20/2018	2.235%	7,430	(2,121)	0	(2,121)
Temple-Inland, Inc.	BOA	(1.000%)	03/20/2018	2.168%	4,000	298	209	89
Temple-Inland, Inc.	DUB	(1.000%)	03/20/2018	2.168%	4,000	298	156	142
Toll Brothers Finance Corp.	BCLY	(1.000%)	12/20/2017	2.334%	36,000	2,957	1,746	1,211
Toll Brothers Finance Corp.	BCLY	(5.000%)	12/20/2017	2.334%	32,500	(5,404)	(6,822)	1,418
Toll Brothers Finance Corp.	BNP	(1.000%)	06/20/2015	2.057%	10,000	460	262	198
Toll Brothers Finance Corp.	BNP	(1.000%)	12/20/2017	2.334%	15,000	1,232	814	418
Toll Brothers Finance Corp.	BOA	(1.000%)	12/20/2019	2.465%	7,000	752	250	502
Toll Brothers Finance Corp.	DUB	(1.000%)	12/20/2019	2.465%	3,000	322	262	60
Toll Brothers Finance Corp.	GSC	(1.000%)	12/20/2017	2.334%	2,700	222	71	151
Toll Brothers Finance Corp.	MSC	(1.390%)	09/20/2013	1.673%	9,800	76	0	76
Tyco Electronics Group S.A.	DUB	(0.950%)	12/20/2017	0.982%	7,500	14	494	(480)
Tyco Electronics Group S.A.	GSC	(1.530%)	12/20/2012	0.666%	6,500	(128)	0	(128)
Tyson Foods, Inc.	BNP	(1.000%)	03/20/2014	1.545%	4,000	72	136	(64)
Tyson Foods, Inc.	GSC	(1.000%)	03/20/2014	1.545%	31,000	557	1,474	(917)
Tyson Foods, Inc.	JPM	(1.000%)	03/20/2014	1.545%	12,000	215	794	(579)
Tyson Foods, Inc.	RBS	(3.250%)	06/20/2016	2.092%	19,000	(1,160)	0	(1,160)
Universal Corp.	DUB	(1.000%)	12/20/2014	2.110%	33,000	1,438	580	858
Universal Health Services, Inc.	BOA	(0.787%)	06/20/2016	2.625%	2,575	240	129	111
Universal Health Services, Inc.	BOA	(1.250%)	06/20/2016	2.625%	8,000	556	303	253
Universal Health Services, Inc.	BOA	(1.610%)	06/20/2016	2.625%	7,000	358	50	308
UST LLC	BCLY	(0.700%)	03/20/2018	0.341%	24,000	(611)	0	(611)
UST LLC	CITI	(1.000%)	03/20/2018	0.341%	2,500	(116)	(133)	17
UST LLC	DUB	(1.000%)	03/20/2018	0.341%	1,500	(70)	(74)	4
VTB Bank Via VTB Capital SA	BCLY	(2.150%)	05/20/2013	2.881%	15,000	158	6,476	(6,318)
Wesfarmers Ltd.	BCLY	(2.235%)	06/20/2013	0.513%	25,000	(1,184)	373	(1,557)
Wesfarmers Ltd.	GSC	(2.510%)	06/20/2013	0.513%	23,200	(1,274)	0	(1,274)
Westvaco Corp.	JPM	(1.000%)	09/20/2019	2.019%	20,000	1,508	318	1,190
Whirlpool Corp.	DUB	(1.000%)	12/20/2012	0.974%	600	(1)	(2)	1

						$15,281	$45,665	$(30,384)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection(2)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GSC	5.000%	03/20/2020	4.134%	$	30,000	$1,625	$1,141	$484
American International Group, Inc.	BCLY	6.500%	12/20/2013	1.855%		4,500	654	0	654
American International Group, Inc.	BOA	5.000%	12/20/2010	0.914%		25,000	267	(1,000)	1,267
American International Group, Inc.	BOA	5.000%	12/20/2011	1.118%		41,000	2,006	(1,230)	3,236
American International Group, Inc.	CITI	5.000%	03/20/2012	1.273%		5,500	308	182	126
American International Group, Inc.	DUB	5.000%	12/20/2011	1.118%		60,000	2,936	(2,200)	5,136
American International Group, Inc.	GSC	5.000%	09/20/2011	1.043%		17,400	698	(4,002)	4,700
American International Group, Inc.	UBS	5.000%	12/20/2010	0.914%		25,000	267	(1,000)	1,267
American International Group, Inc.	UBS	5.000%	12/20/2011	1.118%		48,000	2,348	(2,440)	4,788
Australia Government Bond	DUB	1.000%	03/20/2015	0.394%		150,000	4,036	2,589	1,447
Australia Government Bond	DUB	1.000%	06/20/2015	0.413%		25,000	686	654	32
Australia Government Bond	RBS	1.000%	06/20/2015	0.413%		25,000	686	678	8
Australia Government Bond	UBS	1.000%	03/20/2015	0.394%		50,000	1,345	693	652
Australia Government Bond	UBS	1.000%	06/20/2015	0.413%		50,000	1,371	1,330	41
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	1.328%		20,000	(177)	0	(177)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2015	1.536%		65,000	(1,453)	(1,169)	(284)
Berkshire Hathaway Finance Corp.	BNP	1.000%	03/20/2015	1.536%		25,000	(559)	(468)	(91)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.536%		162,200	(3,627)	(2,827)	(800)
Berkshire Hathaway Finance Corp.	CITI	1.000%	03/20/2015	1.536%		25,000	(559)	(434)	(125)
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	1.492%		25,000	(486)	(494)	8
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	1.536%		65,000	(1,453)	(932)	(521)
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	1.536%		111,400	(2,491)	(1,718)	(773)
Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2015	1.577%		30,000	(759)	(962)	203
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	1.577%		20,000	(506)	(816)	310
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	1.646%		15,000	(465)	(463)	(2)
Berkshire Hathaway Finance Corp.	MSC	1.000%	03/20/2015	1.536%		77,000	(1,722)	(1,445)	(277)
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	1.536%		3,300	(74)	(60)	(14)
BP Capital Markets PLC	BCLY	1.000%	09/20/2011	0.641%		6,700	26	(486)	512
BP Capital Markets PLC	BNP	1.000%	09/20/2011	0.641%		5,700	22	(403)	425
BP Capital Markets PLC	BOA	5.000%	09/20/2011	0.641%		25,000	1,105	(506)	1,611
BP Capital Markets PLC	CSFB	5.000%	09/20/2011	0.641%		25,000	1,105	(324)	1,429
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%		99,500	4,398	(1,480)	5,878
BP Capital Markets PLC	GSC	1.000%	09/20/2011	0.641%		13,100	50	(677)	727
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	0.641%		15,800	60	(1,162)	1,222
BP Capital Markets PLC	JPM	5.000%	09/20/2011	0.641%		5,900	261	(153)	414
BP Capital Markets PLC	MSC	5.000%	09/20/2011	0.641%		25,000	1,105	(411)	1,516
Brazil Government International Bond	BCLY	0.980%	01/20/2012	0.671%		15,000	91	0	91
Brazil Government International Bond	BCLY	1.620%	03/20/2013	0.852%		20,900	405	0	405
Brazil Government International Bond	BCLY	1.000%	03/20/2015	1.067%		75,000	(195)	(1,413)	1,218

Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%	127,100	(535)	(1,967)	1,432
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.128%	240,700	(1,396)	(2,853)	1,457
Brazil Government International Bond	BCLY	1.000%	12/20/2015	1.154%	50,000	(367)	(470)	103
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.128%	34,600	(201)	(407)	206
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.128%	21,000	(122)	(330)	208
Brazil Government International Bond	CSFB	1.000%	12/20/2010	0.487%	55,000	80	199	(119)
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.128%	70,000	(406)	(777)	371
Brazil Government International Bond	CSFB	2.090%	05/20/2016	1.191%	10,000	556	0	556
Brazil Government International Bond	CSFB	1.000%	06/20/2020	1.408%	25,000	(845)	(788)	(57)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%	65,000	95	248	(153)
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.487%	20,000	54	97	(43)
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.671%	7,500	45	0	45
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.099%	61,800	(260)	(873)	613
Brazil Government International Bond	DUB	1.000%	09/20/2015	1.128%	110,000	(638)	(1,220)	582
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.154%	75,000	(551)	(494)	(57)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.408%	50,000	(1,690)	(1,656)	(34)
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.487%	15,000	41	39	2
Brazil Government International Bond	GSC	1.000%	03/20/2015	1.067%	100,000	(260)	(1,931)	1,671
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.099%	30,800	(130)	(414)	284
Brazil Government International Bond	HSBC	1.000%	12/20/2010	0.487%	25,000	37	102	(65)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%	247,900	(1,044)	(3,142)	2,098
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%	130,500	(757)	(1,332)	575
Brazil Government International Bond	HSBC	1.000%	12/20/2015	1.154%	50,000	(367)	(395)	28
Brazil Government International Bond	HSBC	1.000%	06/20/2020	1.408%	110,000	(3,718)	(3,489)	(229)
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.487%	75,000	109	309	(200)
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.067%	25,000	(65)	(506)	441
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.099%	40,000	(168)	(420)	252
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%	107,000	(620)	(1,219)	599
Brazil Government International Bond	JPM	1.000%	06/20/2020	1.408%	25,000	(845)	(788)	(57)
Brazil Government International Bond	MLP	1.710%	05/20/2013	0.872%	15,000	425	0	425
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.185%	300	15	0	15
Brazil Government International Bond	MSC	1.140%	11/20/2011	0.630%	50,000	505	0	505
Brazil Government International Bond	MSC	1.660%	03/20/2013	0.852%	47,000	957	0	957
Brazil Government International Bond	MSC	1.770%	09/20/2014	1.012%	15,000	448	0	448
Brazil Government International Bond	MSC	1.000%	06/20/2015	1.099%	31,500	(133)	(305)	172
Brazil Government International Bond	MSC	1.000%	09/20/2015	1.128%	25,000	(145)	(157)	12
Brazil Government International Bond	MSC	1.000%	12/20/2015	1.154%	50,000	(367)	(470)	103
Brazil Government International Bond	MSC	1.520%	01/20/2017	1.237%	6,000	118	0	118
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.487%	50,000	137	225	(88)
Brazil Government International Bond	RBS	1.000%	03/20/2015	1.067%	50,000	(130)	(989)	859
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.487%	20,000	55	95	(40)
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%	27,600	(160)	(261)	101
California State General Obligation Bonds, Series 2003	GSC	1.580%	09/20/2011	1.454%	30,000	76	0	76
California State General Obligation Bonds, Series 2003	GSC	2.150%	09/20/2011	1.454%	13,330	99	0	99
California State General Obligation Bonds, Series 2003	GSC	2.250%	09/20/2011	1.454%	13,330	112	0	112
California State General Obligation Bonds, Series 2003	GSC	2.400%	09/20/2011	1.454%	13,330	132	0	132
California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	2.696%	25,000	(2,933)	0	(2,933)
Canada Government Bond	GSC	1.000%	03/20/2015	0.395%	10,000	269	243	26
China Government International Bond	BCLY	1.000%	03/20/2015	0.605%	50,000	880	520	360
China Government International Bond	BCLY	1.000%	06/20/2015	0.637%	50,000	851	817	34
China Government International Bond	BCLY	1.000%	12/20/2015	0.692%	75,000	1,190	1,074	116
China Government International Bond	BNP	1.000%	06/20/2015	0.637%	25,000	425	384	41
China Government International Bond	BNP	1.000%	09/20/2015	0.666%	15,000	246	93	153
China Government International Bond	BOA	0.780%	12/20/2014	0.569%	50,000	449	0	449
China Government International Bond	BOA	1.000%	06/20/2015	0.637%	126,600	2,153	1,811	342
China Government International Bond	BOA	1.000%	09/20/2015	0.666%	50,000	822	402	420
China Government International Bond	BOA	1.000%	12/20/2015	0.692%	25,000	397	363	34
China Government International Bond	CITI	1.000%	06/20/2015	0.637%	24,900	424	388	36
China Government International Bond	CSFB	1.000%	03/20/2015	0.605%	85,000	1,496	411	1,085
China Government International Bond	CSFB	1.000%	06/20/2015	0.637%	25,000	425	136	289
China Government International Bond	DUB	1.000%	03/20/2015	0.605%	30,000	528	312	216
China Government International Bond	DUB	1.000%	12/20/2015	0.692%	25,000	397	349	48
China Government International Bond	GSC	1.000%	09/20/2015	0.666%	25,000	411	183	228
China Government International Bond	JPM	1.000%	03/20/2015	0.605%	35,000	616	157	459
China Government International Bond	JPM	1.000%	06/20/2015	0.637%	60,000	1,021	494	527
China Government International Bond	JPM	1.000%	09/20/2015	0.666%	10,000	164	62	102
China Government International Bond	JPM	1.000%	12/20/2015	0.692%	25,000	396	349	47
China Government International Bond	MSC	1.000%	03/20/2015	0.605%	100,000	1,760	463	1,297
China Government International Bond	MSC	1.000%	12/20/2015	0.692%	50,000	793	711	82
China Government International Bond	RBS	1.000%	03/20/2015	0.605%	20,000	352	198	154
China Government International Bond	RBS	1.000%	06/20/2015	0.637%	104,600	1,779	1,382	397
China Government International Bond	RBS	1.000%	12/20/2015	0.692%	25,000	396	362	34
China Government International Bond	UBS	1.000%	03/20/2015	0.605%	25,000	440	119	321
China Government International Bond	UBS	1.000%	06/20/2015	0.637%	25,000	425	396	29
China Government International Bond	UBS	1.000%	09/20/2015	0.666%	25,000	411	219	192
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.923%	61,400	41	(410)	451
Citigroup, Inc.	BCLY	1.000%	09/20/2011	1.025%	9,100	1	(65)	66
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.923%	19,800	13	(106)	119
Citigroup, Inc.	BOA	1.000%	03/20/2011	0.923%	55,000	37	(369)	406
Citigroup, Inc.	BOA	1.000%	09/20/2011	1.025%	10,000	1	(67)	68
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.923%	30,100	20	(171)	191
Citigroup, Inc.	GSC	1.000%	09/20/2011	1.025%	16,300	1	(69)	70
Citigroup, Inc.	JPM	1.000%	12/20/2010	0.923%	19,700	(40)	25	(65)

Citigroup, Inc.	JPM	1.000%	09/20/2011	1.025%	5,700	0	(31)	31
Citigroup, Inc.	MSC	1.000%	12/20/2010	0.923%	50,000	24	(182)	206
Citigroup, Inc.	MSC	1.000%	06/20/2011	0.923%	70,200	(53)	(159)	106
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.923%	111,400	75	(637)	712
Citigroup, Inc.	UBS	1.000%	09/20/2011	1.025%	21,100	1	(124)	125
Dell, Inc.	BCLY	1.000%	09/20/2013	0.637%	14,100	155	74	81
Dell, Inc.	CITI	1.000%	09/20/2013	0.637%	19,400	214	111	103
Emirate of Abu Dhabi	CITI	1.000%	12/20/2014	1.014%	6,000	(2)	(154)	152
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2014	1.014%	6,000	(2)	(154)	152
Emirate of Abu Dhabi	DUB	1.000%	12/20/2014	1.014%	5,000	(1)	(185)	184
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.454%	16,000	46	11	35
Emirate of Abu Dhabi	GSC	1.000%	12/20/2014	1.014%	16,000	(4)	(453)	449
Emirate of Abu Dhabi	JPM	1.000%	12/20/2014	1.014%	5,000	(1)	(185)	184
Emirate of Abu Dhabi	JPM	1.000%	12/20/2015	1.139%	25,000	(165)	(161)	(4)
Emirate of Abu Dhabi	MSC	1.000%	12/20/2015	1.139%	25,000	(165)	(161)	(4)
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	1.014%	17,000	(4)	(460)	456
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	1.462%	10,000	(561)	0	(561)
Ford Motor Credit Co. LLC	UBS	5.350%	12/20/2010	1.359%	10,000	106	0	106
France Government Bond	BCLY	0.250%	03/20/2015	0.740%	100,000	(2,120)	(1,689)	(431)
France Government Bond	BOA	0.250%	03/20/2015	0.740%	71,800	(1,522)	(1,230)	(292)
France Government Bond	BOA	0.250%	12/20/2015	0.796%	25,000	(681)	(679)	(2)
France Government Bond	CITI	0.250%	03/20/2015	0.740%	65,000	(1,378)	(1,053)	(325)
France Government Bond	CITI	0.250%	06/20/2015	0.761%	200,000	(4,650)	(3,996)	(654)
France Government Bond	DUB	0.250%	03/20/2015	0.740%	50,000	(1,060)	(631)	(429)
France Government Bond	DUB	0.250%	06/20/2015	0.761%	50,000	(1,162)	(918)	(244)
France Government Bond	GSC	0.250%	03/20/2015	0.740%	211,600	(4,486)	(3,388)	(1,098)
France Government Bond	GSC	0.250%	06/20/2015	0.761%	50,000	(1,162)	(918)	(244)
France Government Bond	GSC	0.250%	12/20/2015	0.796%	50,000	(1,362)	(1,381)	19
France Government Bond	JPM	0.250%	03/20/2015	0.740%	30,000	(636)	0	(636)
France Government Bond	JPM	0.250%	12/20/2015	0.796%	50,000	(1,362)	(1,393)	31
France Government Bond	RBS	0.250%	03/20/2015	0.740%	70,300	(1,490)	(1,205)	(285)
France Government Bond	UBS	0.250%	09/20/2015	0.780%	54,000	(1,365)	(1,431)	66
Gazprom OAO Via Morgan Stanley Bank AG	MSC	0.870%	11/20/2011	1.454%	50,000	(171)	0	(171)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.136%	7,200	(1)	0	(1)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.136%	32,500	(73)	0	(73)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.413%	22,300	1,400	459	941
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.538%	33,800	(656)	0	(656)
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	1.584%	50,000	(800)	0	(800)
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	1.584%	25,000	10	0	10
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	1.623%	40,000	(347)	0	(347)
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	1.681%	25,000	1,869	0	1,869
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	1.681%	30,000	2,947	0	2,947
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	1.692%	20,000	2,377	560	1,817
General Electric Capital Corp.	BCLY	1.000%	12/20/2014	1.733%	50,000	(1,444)	(2,557)	1,113
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.136%	22,800	(4)	0	(4)
General Electric Capital Corp.	BNP	0.800%	06/20/2011	1.136%	10,000	(22)	0	(22)
General Electric Capital Corp.	BNP	5.000%	09/20/2011	1.201%	14,400	555	674	(119)
General Electric Capital Corp.	BNP	1.000%	03/20/2012	1.346%	25,000	(119)	(498)	379
General Electric Capital Corp.	BNP	4.700%	12/20/2013	1.681%	7,300	694	0	694
General Electric Capital Corp.	BNP	1.000%	12/20/2014	1.733%	34,400	(993)	(1,730)	737
General Electric Capital Corp.	BOA	1.000%	06/20/2011	1.112%	60,400	(183)	(738)	555
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.201%	49,000	1,889	2,591	(702)
General Electric Capital Corp.	BOA	1.000%	03/20/2012	1.346%	100,000	(476)	(2,105)	1,629
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.413%	25,000	1,570	332	1,238
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.692%	120,500	14,324	4,012	10,312
General Electric Capital Corp.	BOA	1.000%	12/20/2014	1.733%	25,000	(722)	(1,123)	401
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.136%	8,600	3	0	3
General Electric Capital Corp.	CITI	5.000%	06/20/2011	1.112%	7,000	208	(340)	548
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.681%	17,300	1,266	0	1,266
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.681%	57,300	4,777	0	4,777
General Electric Capital Corp.	CITI	4.800%	12/20/2013	1.681%	50,000	4,912	0	4,912
General Electric Capital Corp.	CITI	4.875%	12/20/2013	1.681%	46,900	4,718	0	4,718
General Electric Capital Corp.	CITI	3.800%	03/20/2014	1.712%	30,000	2,116	0	2,116
General Electric Capital Corp.	CITI	3.820%	03/20/2014	1.712%	50,000	3,561	0	3,561
General Electric Capital Corp.	CITI	3.850%	03/20/2014	1.712%	25,900	1,871	0	1,871
General Electric Capital Corp.	CITI	3.950%	03/20/2014	1.712%	15,000	1,134	0	1,134
General Electric Capital Corp.	CITI	4.000%	03/20/2014	1.712%	50,000	3,863	0	3,863
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.714%	50,000	6,262	1,187	5,075
General Electric Capital Corp.	CITI	1.000%	12/20/2014	1.733%	25,000	(722)	(1,123)	401
General Electric Capital Corp.	CITI	1.000%	09/20/2015	1.810%	25,000	(923)	(876)	(47)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	1.136%	10,400	(26)	0	(26)
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.112%	6,000	(1)	(46)	45
General Electric Capital Corp.	DUB	5.000%	03/20/2011	1.136%	1,100	22	(71)	93
General Electric Capital Corp.	DUB	1.000%	09/20/2011	1.201%	10,000	(17)	(285)	268
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.228%	900	3	0	3
General Electric Capital Corp.	DUB	5.000%	06/20/2013	1.582%	55,000	5,067	1,269	3,798
General Electric Capital Corp.	DUB	5.000%	09/20/2013	1.612%	30,000	2,974	634	2,340
General Electric Capital Corp.	DUB	4.300%	12/20/2013	1.681%	24,700	2,040	0	2,040
General Electric Capital Corp.	DUB	4.800%	12/20/2013	1.681%	20,000	1,965	0	1,965
General Electric Capital Corp.	DUB	4.900%	12/20/2013	1.681%	34,100	3,457	0	3,457
General Electric Capital Corp.	DUB	4.000%	03/20/2014	1.712%	10,000	773	0	773
General Electric Capital Corp.	DUB	4.050%	03/20/2014	1.712%	25,000	1,973	0	1,973
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.692%	49,800	5,920	1,615	4,305

General Electric Capital Corp.	DUB	1.000%	09/20/2015	1.810%		110,000	(4,063)	(4,219)	156
General Electric Capital Corp.	DUB	1.000%	12/20/2015	1.831%		40,000	(1,581)	(1,687)	106
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.831%		37,100	(1,527)	(2,466)	939
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.136%		6,400	(2)	0	(2)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	1.136%		2,900	101	0	101
General Electric Capital Corp.	GSC	0.960%	06/20/2011	1.136%		14,000	(48)	0	(48)
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.112%		16,400	487	245	242
General Electric Capital Corp.	GSC	1.000%	03/20/2012	1.346%		450,000	(2,144)	(9,525)	7,381
General Electric Capital Corp.	GSC	1.280%	06/20/2013	1.623%		10,000	(87)	0	(87)
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.201%		24,200	933	1,250	(317)
General Electric Capital Corp.	JPM	1.000%	06/20/2012	1.413%		11,800	(80)	(223)	143
General Electric Capital Corp.	JPM	1.000%	12/20/2014	1.733%		75,000	(2,165)	(3,867)	1,702
General Electric Capital Corp.	JPM	1.000%	09/20/2015	1.810%		15,000	(554)	(526)	(28)
General Electric Capital Corp.	JPM	0.280%	03/20/2016	1.885%		10,000	(798)	0	(798)
General Electric Capital Corp.	MSC	1.000%	09/20/2011	1.201%		5,500	(9)	(84)	75
General Electric Capital Corp.	MSC	1.000%	12/20/2014	1.733%		50,000	(1,444)	(2,368)	924
General Electric Capital Corp.	MSC	1.000%	09/20/2015	1.810%		85,000	(3,140)	(3,104)	(36)
General Electric Capital Corp.	UBS	1.000%	03/20/2012	1.346%		100,000	(476)	(2,045)	1,569
General Electric Capital Corp.	UBS	1.000%	12/20/2014	1.733%		65,000	(1,876)	(3,362)	1,486
Goldman Sachs Group, Inc.	BOA	1.000%	12/20/2010	0.936%		28,000	12	90	(78)
Goldman Sachs Group, Inc.	CITI	1.000%	03/20/2011	0.936%		10,000	6	11	(5)
Goldman Sachs Group, Inc.	JPM	1.000%	12/20/2010	0.936%		8,400	4	(41)	45
Goldman Sachs Group, Inc.	JPM	1.000%	06/20/2011	0.936%		50,000	39	(802)	841
HCA, Inc.	JPM	1.000%	06/20/2011	1.594%		25,000	(99)	(213)	114
Indonesia Government International Bond	BCLY	1.000%	09/20/2015	1.372%		45,000	(777)	(1,438)	661
Indonesia Government International Bond	BNP	1.000%	09/20/2015	1.372%		35,000	(604)	(951)	347
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.372%		15,000	(259)	(435)	176
Indonesia Government International Bond	CITI	1.000%	09/20/2015	1.372%		12,100	(209)	(274)	65
Indonesia Government International Bond	CSFB	1.000%	09/20/2015	1.372%		10,000	(173)	(218)	45
Indonesia Government International Bond	DUB	1.200%	12/20/2010	0.402%		25,000	54	0	54
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.372%		25,000	(432)	(620)	188
Indonesia Government International Bond	GSC	1.000%	09/20/2015	1.372%		10,000	(173)	(333)	160
Indonesia Government International Bond	HSBC	1.000%	09/20/2015	1.372%		25,000	(432)	(792)	360
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.372%		35,000	(604)	(814)	210
Indonesia Government International Bond	MSC	1.250%	12/20/2010	0.402%		30,000	69	0	69
Indonesia Government International Bond	MSC	1.000%	09/20/2015	1.372%		25,000	(432)	(623)	191
Indonesia Government International Bond	RBS	1.310%	12/20/2011	0.527%		44,300	444	0	444
Indonesia Government International Bond	RBS	1.330%	12/20/2011	0.527%		50,000	514	0	514
Indonesia Government International Bond	RBS	1.085%	03/20/2012	0.615%		24,270	177	0	177
Indonesia Government International Bond	RBS	1.000%	09/20/2015	1.372%		65,000	(1,122)	(1,465)	343
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.656%	EUR	204,500	(396)	0	(396)
International Lease Finance Corp.	BCLY	5.000%	12/20/2010	2.117%		$28,000	223	(2,175)	2,398
International Lease Finance Corp.	JPM	5.000%	12/20/2010	2.117%		5,000	40	(412)	452
International Lease Finance Corp.	UBS	5.000%	12/20/2010	2.117%		10,000	80	(900)	980
International Lease Finance Corp.	UBS	5.000%	03/20/2011	2.117%		10,000	151	(800)	951
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.500%		75,000	1,672	703	969
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%		131,700	2,936	1,057	1,879
Japan Government International Bond	BOA	1.000%	06/20/2015	0.541%		100,000	2,155	944	1,211
Japan Government International Bond	BOA	1.000%	09/20/2015	0.577%		125,000	2,602	2,043	559
Japan Government International Bond	BOA	1.000%	12/20/2015	0.610%		33,300	668	619	49
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%		28,700	640	220	420
Japan Government International Bond	DUB	1.000%	06/20/2015	0.541%		20,000	431	177	254
Japan Government International Bond	DUB	1.000%	12/20/2015	0.610%		41,700	837	786	51
Japan Government International Bond	GSC	1.000%	03/20/2015	0.500%		217,800	4,856	1,785	3,071
Japan Government International Bond	GSC	1.000%	06/20/2015	0.541%		44,900	968	53	915
Japan Government International Bond	GSC	1.000%	09/20/2015	0.577%		50,000	1,041	806	235
Japan Government International Bond	JPM	1.000%	06/20/2015	0.541%		65,000	1,401	68	1,333
Japan Government International Bond	JPM	1.000%	09/20/2015	0.577%		75,000	1,561	1,220	341
Japan Government International Bond	MSC	1.000%	06/20/2015	0.541%		50,000	1,077	117	960
Japan Government International Bond	MSC	1.000%	12/20/2015	0.610%		25,000	502	452	50
Japan Government International Bond	RBS	1.000%	03/20/2015	0.500%		35,000	780	353	427
Japan Government International Bond	RBS	1.000%	06/20/2015	0.541%		30,100	649	246	403
Japan Government International Bond	RBS	1.000%	12/20/2015	0.610%		50,000	1,004	930	74
Japan Government International Bond	UBS	1.000%	06/20/2015	0.541%		35,000	754	463	291
JPMorgan Chase & Co.	BNP	1.000%	09/20/2011	0.341%		15,000	102	65	37
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	0.525%		10,000	103	0	103
JPMorgan Chase & Co.	BOA	1.000%	09/20/2011	0.341%		28,000	190	150	40
JPMorgan Chase & Co.	GSC	1.000%	09/20/2011	0.341%		25,000	169	92	77
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	0.525%		9,000	77	0	77
Kazakhstan Government International Bond	HSBC	1.000%	09/20/2015	1.731%		25,000	(848)	(951)	103
Kazakhstan Government International Bond	MSC	1.000%	09/20/2015	1.731%		25,000	(848)	(985)	137
Kazakhstan Government International Bond	UBS	1.000%	09/20/2015	1.731%		25,000	(848)	(985)	137
Merrill Lynch & Co., Inc.	BCLY	1.000%	12/20/2010	1.066%		50,000	8	(40)	48
Merrill Lynch & Co., Inc.	BNP	1.000%	09/20/2011	1.151%		600	(1)	(1)	0
Merrill Lynch & Co., Inc.	CITI	1.000%	09/20/2011	1.151%		28,000	(33)	(94)	61
Merrill Lynch & Co., Inc.	JPM	1.000%	06/20/2011	1.066%		35,000	(6)	(293)	287
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2011	1.151%		11,600	(14)	(14)	0
Merrill Lynch & Co., Inc.	MSC	1.000%	09/20/2011	1.151%		50,000	(58)	(162)	104
Merrill Lynch & Co., Inc.	UBS	1.000%	09/20/2011	1.151%		93,200	(108)	(231)	123
MetLife, Inc.	BOA	1.000%	09/20/2013	1.752%		26,500	(566)	(1,434)	868
MetLife, Inc.	BOA	1.000%	09/20/2015	2.183%		25,000	(1,342)	(1,584)	242
MetLife, Inc.	BOA	1.000%	09/20/2020	2.326%		10,000	(1,027)	(1,146)	119
MetLife, Inc.	CSFB	1.000%	09/20/2013	1.752%		20,000	(427)	(919)	492

MetLife, Inc.	DUB	1.000%	12/20/2010	1.068%	10,000	2	(48)	50
MetLife, Inc.	DUB	5.000%	06/20/2012	1.391%	120,000	7,586	4,472	3,114
MetLife, Inc.	GSC	1.000%	03/20/2015	2.086%	25,000	(1,123)	(1,561)	438
MetLife, Inc.	GSC	1.000%	12/20/2015	2.224%	27,000	(1,563)	(1,638)	75
MetLife, Inc.	JPM	1.000%	09/20/2015	2.183%	25,000	(1,342)	(1,694)	352
MetLife, Inc.	JPM	1.000%	12/20/2015	2.224%	23,000	(1,331)	(1,415)	84
MetLife, Inc.	SOG	1.000%	09/20/2013	1.752%	21,400	(457)	(1,004)	547
MetLife, Inc.	UBS	1.000%	12/20/2010	1.068%	15,000	2	(48)	50
MetLife, Inc.	UBS	1.000%	09/20/2013	1.752%	10,000	(214)	(490)	276
Mexico Government International Bond	BCLY	1.000%	03/20/2011	0.658%	20,000	38	40	(2)
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.121%	50,000	(246)	(1,080)	834
Mexico Government International Bond	BCLY	1.000%	09/20/2015	1.180%	75,000	(621)	(757)	136
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.180%	19,800	(164)	(280)	116
Mexico Government International Bond	CITI	1.000%	09/20/2015	1.180%	129,800	(1,074)	(1,028)	(46)
Mexico Government International Bond	CSFB	1.000%	09/20/2015	1.180%	25,000	(207)	(218)	11
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.658%	50,000	54	89	(35)
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.180%	25,000	(207)	(314)	107
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.658%	15,000	29	22	7
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.658%	45,000	48	101	(53)
Mexico Government International Bond	HSBC	1.000%	03/20/2015	1.121%	22,300	(110)	(472)	362
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.658%	35,000	37	73	(36)
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.227%	6,950	(108)	0	(108)
Mexico Government International Bond	MSC	1.000%	12/20/2015	1.205%	25,000	(248)	(356)	108
Mexico Government International Bond	RBS	1.000%	03/20/2015	1.121%	25,000	(123)	(529)	406
Mexico Government International Bond	UBS	1.000%	09/20/2015	1.180%	19,100	(158)	(270)	112
Morgan Stanley	BCLY	1.000%	12/20/2010	1.031%	25,000	6	0	6
Morgan Stanley	BNP	1.000%	03/20/2011	1.031%	20,000	3	(21)	24
Morgan Stanley	BOA	1.000%	12/20/2010	1.031%	55,000	13	(27)	40
Morgan Stanley	BOA	1.000%	03/20/2011	1.031%	30,000	5	(32)	37
Morgan Stanley	BOA	1.000%	06/20/2011	1.031%	17,200	1	62	(61)
Morgan Stanley	CITI	1.000%	12/20/2010	1.031%	25,000	6	0	6
Morgan Stanley	CITI	1.000%	09/20/2011	1.115%	10,000	(8)	(107)	99
Morgan Stanley	GSC	1.000%	03/20/2011	1.031%	39,300	6	(42)	48
Morgan Stanley	JPM	1.000%	06/20/2011	1.031%	78,900	6	(259)	265
Morgan Stanley	SOG	1.000%	09/20/2011	1.115%	6,000	(5)	(60)	55
Morgan Stanley	UBS	1.000%	09/20/2011	1.115%	13,600	(11)	(58)	47
New Jersey State General Obligation Bonds, Series 2001	GSC	1.950%	09/20/2011	1.613%	12,500	47	0	47
New Jersey State General Obligation Bonds, Series 2001	GSC	2.100%	09/20/2011	1.613%	12,500	66	0	66
New York State General Obligation Bonds, Series 2005	GSC	2.000%	09/20/2011	1.595%	12,500	58	0	58
New York State General Obligation Bonds, Series 2005	GSC	2.100%	09/20/2011	1.595%	12,500	70	0	70
Panama Government International Bond	DUB	1.170%	04/20/2017	1.188%	14,000	59	0	59
Panama Government International Bond	HSBC	0.760%	01/20/2012	0.638%	4,600	14	0	14
Panama Government International Bond	JPM	0.730%	01/20/2012	0.638%	12,600	34	0	34
Panama Government International Bond	MSC	0.750%	01/20/2012	0.638%	44,400	133	0	133
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.264%	23,000	(127)	(127)	0
Philippines Government International Bond	BOA	1.000%	12/20/2015	1.405%	4,100	(81)	(83)	2
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	1.817%	10,000	1,215	(179)	1,394
Prudential Financial, Inc.	CITI	5.000%	09/20/2014	1.817%	5,000	608	(89)	697
Prudential Financial, Inc.	DUB	1.000%	12/20/2010	0.969%	10,000	4	(21)	25
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	1.484%	10,000	192	0	192
Prudential Financial, Inc.	GSC	1.000%	12/20/2017	2.090%	10,000	(675)	(950)	275
Prudential Financial, Inc.	UBS	1.000%	12/20/2010	0.969%	15,000	6	(16)	22
Republic of Germany	BCLY	0.250%	03/20/2015	0.335%	50,000	(183)	(293)	110
Republic of Germany	BCLY	0.250%	06/20/2015	0.356%	25,000	(121)	(279)	158
Republic of Germany	BNP	0.250%	03/20/2015	0.335%	30,000	(110)	54	(164)
Republic of Germany	BOA	0.250%	06/20/2015	0.356%	50,000	(241)	(534)	293
Republic of Germany	CITI	0.250%	06/20/2015	0.356%	125,000	(602)	(1,488)	886
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.581%	40,300	(157)	(403)	246
Republic of Italy Government Bond	CITI	1.000%	06/20/2011	1.581%	59,700	(233)	(628)	395
Republic of Italy Government Bond	GSC	1.000%	06/20/2015	1.937%	17,000	(689)	(247)	(442)
Republic of Italy Government Bond	HSBC	1.000%	06/20/2015	1.937%	25,000	(1,013)	(444)	(569)
Republic of Italy Government Bond	MSC	1.000%	06/20/2015	1.937%	18,000	(730)	(254)	(476)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.937%	10,000	(405)	(178)	(227)
Republic of Italy Government Bond	SOG	1.000%	06/20/2015	1.937%	25,000	(1,013)	(467)	(546)
Russia Government International Bond	DUB	1.000%	12/20/2010	0.606%	25,000	30	(26)	56
SLM Corp.	BCLY	5.000%	09/20/2011	2.949%	2,800	59	(196)	255
SLM Corp.	BOA	5.000%	12/20/2010	2.664%	25,600	173	(2,055)	2,228
SLM Corp.	BOA	5.000%	09/20/2011	2.949%	10,500	223	(1,312)	1,535
SLM Corp.	BOA	5.000%	12/20/2011	3.115%	44,200	1,065	(3,536)	4,601
SLM Corp.	CITI	5.000%	06/20/2011	2.664%	25,000	457	(1,812)	2,269
SLM Corp.	CITI	5.000%	09/20/2011	2.949%	20,000	666	0	666
SLM Corp.	CITI	5.000%	09/20/2013	4.388%	20,000	362	(500)	862
SLM Corp.	DUB	5.000%	09/20/2011	2.949%	20,000	425	(50)	475
SLM Corp.	DUB	5.000%	09/20/2014	4.873%	1,400	8	(158)	166
SLM Corp.	GSC	5.000%	09/20/2011	2.949%	5,000	106	0	106
SLM Corp.	JPM	5.000%	09/20/2011	2.949%	33,400	709	(251)	960
SLM Corp.	MSC	5.000%	12/20/2010	2.664%	15,000	101	(225)	326
SLM Corp.	MSC	5.000%	12/20/2011	3.115%	15,000	361	(1,275)	1,636
SLM Corp.	UBS	5.000%	12/20/2011	3.115%	40,000	964	(2,200)	3,164
South Korea Government Bond	BCLY	0.550%	12/20/2010	0.478%	25,000	8	0	8
South Korea Government Bond	BCLY	1.000%	12/20/2015	1.004%	25,000	3	(49)	52
South Korea Government Bond	CITI	0.540%	12/20/2010	0.478%	10,000	3	0	3
South Korea Government Bond	DUB	1.000%	03/20/2011	0.478%	20,000	56	81	(25)

South Korea Government Bond	DUB	1.000%	12/20/2015	1.004%		25,000	3	(37)	40
South Korea Government Bond	GSC	1.000%	03/20/2011	0.478%		9,000	25	42	(17)
South Korea Government Bond	JPM	0.600%	12/20/2010	0.478%		25,000	11	0	11
Swedbank AB	BNP	5.000%	09/20/2014	1.106%	EUR	25,000	5,143	4,064	1,079
Sweden Government Bond	JPM	1.000%	03/20/2015	0.303%	$	30,000	928	801	127
U.S. Treasury Notes	BCLY	0.250%	03/20/2015	0.436%	EUR	225,000	(2,452)	(2,919)	467
U.S. Treasury Notes	BNP	0.250%	03/20/2015	0.436%		45,000	(490)	(218)	(272)
U.S. Treasury Notes	CSFB	0.250%	03/20/2015	0.436%		25,000	(272)	(408)	136
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.436%		125,000	(1,362)	(2,163)	801
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.456%		50,000	(637)	(526)	(111)
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.474%		50,000	(728)	(689)	(39)
U.S. Treasury Notes	HSBC	0.250%	03/20/2015	0.436%		50,000	(545)	(582)	37
U.S. Treasury Notes	RBS	0.250%	03/20/2015	0.436%		75,000	(817)	(1,252)	435
U.S. Treasury Notes	SOG	0.250%	03/20/2015	0.436%		50,000	(545)	(687)	142
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.456%		25,000	(318)	(221)	(97)
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.474%		50,000	(728)	(689)	(39)
U.S. Treasury Notes	UBS	0.250%	03/20/2015	0.436%		50,000	(545)	(711)	166
UBS AG	BNP	0.760%	03/20/2013	0.780%	$	30	0	0	0
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.567%		8,800	160	66	94
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.590%		100,000	1,819	569	1,250
United Kingdom Gilt	BNP	1.000%	06/20/2015	0.610%		50,000	909	333	576
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.610%		25,000	454	178	276
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.590%		100,000	1,819	424	1,395
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%		200,000	3,636	1,549	2,087
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.610%		50,000	909	538	371
United Kingdom Gilt	DUB	1.000%	03/20/2015	0.590%		135,000	2,455	432	2,023
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		175,000	3,181	1,560	1,621
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.590%		550,000	10,003	1,892	8,111
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.610%		25,000	454	172	282
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.645%		25,000	454	375	79
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.567%		8,900	162	66	96
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		100,000	1,819	812	1,007
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.610%		75,000	1,363	526	837
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.567%		14,600	266	109	157
United Kingdom Gilt	MSC	0.250%	03/20/2015	0.590%		30,000	(442)	(339)	(103)
United Kingdom Gilt	MSC	1.000%	03/20/2015	0.590%		200,000	3,637	1,757	1,880
United Kingdom Gilt	MSC	1.000%	06/20/2015	0.610%		50,000	909	333	576
United Kingdom Gilt	SOG	1.000%	12/20/2014	0.567%		28,900	525	202	323
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.590%		275,000	5,001	1,117	3,884
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.610%		50,000	909	527	382
United Kingdom Gilt	UBS	1.000%	06/20/2015	0.610%		100,000	1,818	1,202	616
Verizon Communications, Inc.	BCLY	1.000%	06/20/2013	0.524%		14,205	188	105	83
Verizon Communications, Inc.	CITI	1.000%	06/20/2013	0.524%		10,900	144	97	47
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.524%		15,000	198	75	123
Vodafone Group PLC	DUB	1.000%	09/20/2015	0.823%		15,000	131	131	0
Vodafone Group PLC	GSC	1.000%	09/20/2015	0.823%		40,000	350	256	94
Wells Fargo & Co.	BCLY	2.500%	12/20/2013	0.785%		5,000	276	0	276
Wells Fargo & Co.	BOA	1.000%	12/20/2010	0.415%		75,000	121	226	(105)
Wells Fargo & Co.	BOA	1.000%	06/20/2011	0.415%		33,500	152	222	(70)
Wells Fargo & Co.	DUB	1.240%	03/20/2013	0.692%		4,500	62	0	62
Wells Fargo & Co.	DUB	2.500%	12/20/2013	0.785%		5,000	276	0	276
Wells Fargo & Co.	JPM	1.000%	09/20/2011	0.470%		12,400	68	74	(6)
Wells Fargo & Co.	SOG	1.000%	09/20/2011	0.470%		18,000	99	85	14

							$112,683	$(119,841)	$232,524

Credit Default Swaps on Credit Indices - Sell Protection(2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$75,200	$8,287	$8,835	$(548)
CDX.EM-12 Index	DUB	5.000%	12/20/2014	124,900	13,764	14,192	(428)
CDX.EM-12 Index	GSC	5.000%	12/20/2014	24,300	2,678	2,892	(214)
CDX.EM-12 Index	HSBC	5.000%	12/20/2014	25,000	2,755	2,900	(145)
CDX.EM-12 Index	JPM	5.000%	12/20/2014	25,000	2,755	2,837	(82)
CDX.EM-12 Index	MSC	5.000%	12/20/2014	25,000	2,755	2,963	(208)
CDX.EM-12 Index	UBS	5.000%	12/20/2014	50,000	5,510	4,975	535
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	711,200	88,134	88,665	(531)
CDX.EM-13 Index	CITI	5.000%	06/20/2015	20,000	2,479	2,290	189
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	32,400	4,015	4,200	(185)
CDX.EM-13 Index	DUB	5.000%	06/20/2015	526,500	65,245	66,005	(760)
CDX.EM-13 Index	GSC	5.000%	06/20/2015	50,700	6,283	6,337	(54)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	977,700	121,159	122,640	(1,481)
CDX.EM-13 Index	JPM	5.000%	06/20/2015	68,100	8,439	7,866	573
CDX.EM-13 Index	MSC	5.000%	06/20/2015	153,200	19,828	16,938	2,890
CDX.EM-14 Index	BCLY	5.000%	12/20/2015	265,300	35,311	33,767	1,544
CDX.EM-14 Index	BOA	5.000%	12/20/2015	81,400	10,834	10,623	211
CDX.EM-14 Index	DUB	5.000%	12/20/2015	190,000	25,289	24,481	808
CDX.EM-14 Index	HSBC	5.000%	12/20/2015	149,800	19,938	19,386	552
CDX.EM-14 Index	MSC	5.000%	12/20/2015	137,500	18,301	17,546	755
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	100,145	(204)	0	(204)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	126,049	(167)	0	(167)
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	96,294	(104)	0	(104)
CDX.HY-14 5-Year Index	BCLY	5.000%	06/20/2015	150,000	(1,131)	(2,344)	1,213

CDX.HY-14 5-Year Index	CITI	5.000%	06/20/2015	97,000	(732)	(1,359)	627
CDX.HY-14 5-Year Index	MSC	5.000%	06/20/2015	175,000	(1,320)	(2,625)	1,305
CDX.HY-15 5-Year Index	BOA	5.000%	12/20/2015	50,000	(1,080)	(1,156)	76
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	633,500	(15,711)	(19,422)	3,711
CDX.HY-15 5-Year Index	CSFB	5.000%	12/20/2015	25,000	(587)	(625)	38
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015	164,300	(4,075)	(4,525)	450
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	876	0	876
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	655	0	655
CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012	30,000	416	0	416
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012	33,800	554	0	554
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	102,700	1,736	0	1,736
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	211,322	1,775	0	1,775
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	96,450	1,168	0	1,168
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,246	983	0	983
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,838	121	0	121
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	13,889	147	0	147
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,585	343	0	343
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	163,965	2,261	0	2,261
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	241,125	3,379	0	3,379
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	14,082	171	0	171
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	21,894	231	0	231
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012	385,800	4,811	0	4,811
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	183,255	2,532	0	2,532
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017	241,125	1,824	0	1,824
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	62,017	633	0	633
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	144,675	1,118	0	1,118
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	130,979	1,381	0	1,381
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	132,135	1,354	0	1,354
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	163,578	1,375	0	1,375
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013	241,125	2,019	0	2,019
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	1,520,000	(4,471)	(7,823)	3,352
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015	725,900	(2,135)	(3,017)	882
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015	45,300	(133)	(172)	39
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015	1,417,700	(4,170)	(5,678)	1,508
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015	214,700	(631)	(1,014)	383
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015	407,200	(1,198)	(2,051)	853
MCDX 5-Year Index	GSC	1.000%	06/20/2015	100,000	(4,365)	(4,866)	501

					$453,408	$403,661	$49,747

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	65,400	$2,935	$(1)	$2,936
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		50,700	2,322	(69)	2,391
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		58,500	2,866	0	2,866
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	159,000	(1,317)	(2,885)	1,568
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		62,100	223	0	223
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	171	0	171
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		459,700	1,707	(539)	2,246
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		454,000	3,071	712	2,359
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		540,400	3,656	518	3,138
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		845,100	5,526	1,069	4,457
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		1,114,300	7,286	1,522	5,764
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		412,200	4,318	1,939	2,379
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		268,000	2,808	1,299	1,509
Pay	1-Year BRL-CDI	11.290%	01/02/2012	GSC		570,000	4,582	0	4,582
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		1,132,000	10,475	3,965	6,510
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		411,000	3,803	1,032	2,771
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		535,900	2,344	0	2,344
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		444,000	2,079	(30)	2,109
Pay	1-Year BRL-CDI	11.440%	01/02/2012	UBS		127,400	652	0	652
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		450,000	4,244	1,229	3,015
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		1,094,300	5,214	(572)	5,786
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	4,068	120	3,948

Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		61,900	602	300	302
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		175,100	1,318	327	991
Pay	1-Year BRL-CDI	12.140%	01/02/2012	RBC		300,000	2,090	0	2,090
Pay	1-Year BRL-CDI	12.480%	01/02/2012	MSC		282,500	2,831	823	2,008
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	483	55	428
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	2,766	174	2,592
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		491,200	2,755	37	2,718
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		265,200	1,219	(193)	1,412
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		896,000	5,417	267	5,150
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		450,900	2,726	810	1,916
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		3,305,900	17,897	3,310	14,587
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		453,900	2,461	954	1,507
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		548,000	3,421	(788)	4,209
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		404,300	804	189	615
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		650,700	1,404	363	1,041
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		43,600	302	68	234
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		345,100	1,434	625	809
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		403,000	3,349	356	2,993
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		709,400	6,844	1,427	5,417
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		836,000	8,162	658	7,504
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		877,000	9,737	897	8,840
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		1,632,400	18,604	4,177	14,427
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		3,044,800	27,802	7,519	20,283
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RBS		264,500	2,815	1,336	1,479
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		536,400	5,548	1,825	3,723
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		277,800	612	(31)	643
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		444,900	2,743	1,893	850
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		227,500	1,904	0	1,904
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		258,700	2,567	(60)	2,627
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		442,800	4,816	424	4,392
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		583,600	8,636	2,018	6,618
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		973,700	14,812	2,096	12,716
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,514,500	25,417	5,080	20,337
Pay	3-Month AUD Bank Bill	4.250%	06/15/2011	RBC	AUD	350,900	(2,099)	(51)	(2,048)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB		267,000	(1,123)	451	(1,574)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		255,900	(1,076)	766	(1,842)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS		907,900	(1,628)	2,330	(3,958)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC	CAD	115,100	4,949	867	4,082
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBS		131,500	5,654	784	4,870
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	813,600	(6,418)	5,211	(11,629)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS		31,800	507	0	507
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		300,000	10,393	(4,013)	14,406
Pay	6-Month AUD Bank Bill	6.250%	12/15/2020	RBC		200,000	10,576	(65)	10,641
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	669,700	2,304	(5,801)	8,105
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		765,000	2,632	(5,855)	8,487
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		1,964,600	6,759	(14,626)	21,385
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		1,204,500	4,144	(10,520)	14,664
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	MSC		362,300	1,246	(2,323)	3,569
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY	MXN	300,000	1,873	0	1,873
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	2,747	28	2,719
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI		192,407	956	96	860
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		2,305,679	11,533	1,045	10,488

							$321,260	$14,569	$306,691

(p)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.000	11/26/2010	6,735	$3,452	$4,339
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.500	11/26/2010	13,016	3,559	5,502
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	19,751	10,936	3,320

				$17,947	$13,161

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	81,000	$619	$88
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	455,400	2,732	26,675
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		455,400	3,279	0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		355,500	4,995	2,043
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,414,800	12,651	7,580
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		360,000	2,448	100
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,703,600	8,891	99,789
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,703,600	15,483	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		650,800	1,285	1,205
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		650,800	1,952	125
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		157,400	519	9,220
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		157,400	1,133	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		710,300	9,873	4,081
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,564,800	36,619	19,100
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		750,000	4,662	208
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,727,900	22,858	18,237

Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	519,200	779	962
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.600%	10/29/2010	1,705,000	4,433	8,615
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	791,500	3,918	152
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	10/29/2010	1,705,000	8,263	78
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	434,400	1,977	25,445
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	434,400	2,063	0
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,883,600	31,346	15,450
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,915,300	47,353	27,331
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	270,100	1,840	1,777
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	514,900	2,549	99
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	51,200	297	2,999
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	51,200	374	0
Put - OTC 3-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	41,200	261	221
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	182,000	1,256	50
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	2,081,000	2,996	3,855
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	2,199,800	14,519	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	01/24/2011	23,500	207	1,322
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	01/24/2011	74,000	577	4
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	187,400	2,558	1,077
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	1,572,700	16,326	10,445
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,986,800	21,576	10,645
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	340,000	2,261	94
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,709,000	9,191	100,105
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	952,600	5,001	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,709,000	11,442	0
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	500,000	350	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	354,900	4,880	2,039
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	634,900	1,095	1,176
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.600%	10/29/2010	2,951,600	6,641	14,914
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	634,900	1,905	122
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	10/29/2010	2,951,600	12,544	136
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,774,400	38,574	20,222
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	2,181,400	4,581	4,041
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	2,181,400	7,853	420
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	365,500	2,010	21,409
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	48,000	252	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	365,500	3,399	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	2,071,600	13,051	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,995,300	12,243	553
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	365,700	2,340	2,445
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	939,500	4,604	55,031
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	939,500	9,301	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	3,287,700	19,250	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	689,900	9,751	3,964
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	2,034,000	19,933	13,508
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,683,300	48,236	30,450
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	719,000	4,889	199
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	668,500	16,786	9,539
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	10,526,000	83,518	70,368

							$651,348	$649,713

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	80,000	$ 176	$205
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$	363,700	1,946	1,484
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010	EUR	80,000	476	177
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010	$	93,000	158	155
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		93,000	244	117
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010		370,400	2,056	1,567
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	44,000	130	161
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011	$	50,000	235	179
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	44,000	335	360
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		50,000	359	356
Call - OTC CDX.IG-14 5-Year Index	UBS	Buy	0.900%	12/15/2010	$	82,000	156	144
Put - OTC CDX.IG-14 5-Year Index	UBS	Sell	1.500%	12/15/2010		82,000	164	107

							$ 6,435	$5,012

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,757,700	$ 14,866	$21,978
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,179,400	37,277	52,984
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	483,000	6,231	6,231
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	631,100	4,733	6,937

						$ 63,107	$88,130

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	116,134	$105,180,800	EUR	512,000	$899,148
Sales	98,108	92,309,870		592,800	722,447
Closing Buys	(174,740)	(93,500,970)		(725,800)	(824,189)
Expirations	0	(6,375,400)		0	(47,889)
Exercised	0	(2,412,400)		0	(10,680)

Balance at 09/30/2010	39,502	$95,201,900	EUR	379,000	$738,837

(q)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsouth Bank	5.200%	04/01/2015	04/14/2010	$4,770	$4,976	0.00%
Chambers Descendants Trust	12.000%	08/15/2018	02/19/2010 - 05/26/2010	65,778	67,834	0.02%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	198	168	0.00%
FIA Card Services N.A.	7.125%	11/15/2012	01/28/2009	12,844	13,726	0.01%
Goldman Sachs Group, Inc.	1.404%	08/12/2015	12/01/2009	69,111	62,963	0.03%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	2,771	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	83	104	0.00%
SLM Corp.	4.800%	02/13/2014	03/12/2010	8,954	8,923	0.00%

				$162,885	$161,465	0.06%

(r)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value(6)
Freddie Mac	5.500%	09/01/2040	190,000	202,290	201,418
Ginnie Mae	6.000%	01/15/2038	40,000	43,797	43,627

				$246,087	$245,045

(6)	Market value includes $133 of interest payable on short sales.

(s)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,411	10/2010	BOA	$0	$(56)	$(56)
Buy		67,298	10/2010	CITI	196	0	196
Sell		67,298	10/2010	CITI	0	(199)	(199)
Buy		93,500	10/2010	CSFB	2,657	0	2,657
Sell		515	10/2010	CSFB	0	(37)	(37)
Sell		4,132	10/2010	HSBC	0	(313)	(313)
Buy		165,903	10/2010	MSC	13,570	0	13,570
Buy		181,343	10/2010	RBS	14,125	0	14,125
Sell		3,387	10/2010	RBS	15	0	15
Buy		67,298	10/2010	UBS	392	0	392
Sell	BRL	199,328	10/2010	BCLY	0	(6,976)	(6,976)
Buy		343,878	10/2010	BOA	5,937	0	5,937
Sell		1,000,000	10/2010	BOA	0	(35,307)	(35,307)
Buy		2,260	10/2010	DUB	24	0	24
Buy		1,332,067	10/2010	HSBC	34,229	0	34,229
Sell		2,364,691	10/2010	HSBC	0	(79,793)	(79,793)
Buy		112,378	10/2010	JPM	3,617	0	3,617
Sell		269,105	10/2010	JPM	0	(9,019)	(9,019)
Buy		1,914,560	10/2010	MSC	56,782	0	56,782
Sell		428,466	10/2010	MSC	0	(14,863)	(14,863)
Buy		43,676	10/2010	RBC	1,413	0	1,413
Buy		856,152	10/2010	RBS	29,400	0	29,400
Sell		343,380	10/2010	RBS	0	(11,879)	(11,879)
Sell		298,253	12/2010	BOA	0	(4,000)	(4,000)
Sell		2,260	12/2010	DUB	0	(24)	(24)
Buy		460,795	12/2010	HSBC	6,686	0	6,686
Sell		737,923	12/2010	HSBC	0	(13,932)	(13,932)
Buy		62,590	12/2010	MSC	350	0	350
Sell		1,611,353	12/2010	MSC	0	(46,764)	(46,764)
Buy		514,226	12/2010	RBS	9,388	0	9,388
Buy		69,788	09/2011	BOA	689	0	689
Buy		61,456	09/2011	MSC	580	0	580
Buy	CAD	3,922	10/2010	BNP	12	0	12
Buy		10,016	10/2010	CITI	28	0	28
Sell		53,882	10/2010	CITI	0	(148)	(148)
Buy		24,152	10/2010	DUB	71	0	71
Buy		25,808	10/2010	MSC	81	0	81
Buy		97,374	11/2010	BCLY	0	(188)	(188)
Sell		69,529	11/2010	BCLY	39	(1,967)	(1,928)
Buy		95,941	11/2010	BNP	0	(159)	(159)
Buy		336,488	11/2010	BOA	0	(374)	(374)
Sell		46,881	11/2010	BOA	0	(133)	(133)
Buy		53,882	11/2010	CITI	144	0	144
Sell		116,729	11/2010	CITI	0	(362)	(362)
Buy		83,050	11/2010	CSFB	0	(182)	(182)
Sell		154,801	11/2010	CSFB	0	(2,563)	(2,563)
Sell		255,656	11/2010	DUB	1,275	(450)	825
Sell		129,235	11/2010	MSC	0	(2,667)	(2,667)

Sell		1,355,798	11/2010	RBC	0	(20,011)	(20,011)
Sell		105,792	11/2010	RBS	630	0	630
Sell	CHF	132,612	11/2010	CITI	0	(4,113)	(4,113)
Sell		4,865	11/2010	CSFB	30	0	30
Buy	CNY	223,031	11/2010	BCLY	0	(158)	(158)
Buy		391,025	11/2010	CITI	0	(292)	(292)
Buy		599,977	11/2010	DUB	0	(505)	(505)
Buy		516,434	11/2010	JPM	0	(315)	(315)
Buy		132,287	11/2010	MSC	0	(148)	(148)
Buy		248,138	04/2011	HSBC	64	0	64
Buy		744,094	04/2011	JPM	142	0	142
Buy		1,065,464	06/2011	BCLY	3,002	0	3,002
Buy		649,092	06/2011	DUB	0	(2,208)	(2,208)
Buy		2,114,810	06/2011	JPM	5,337	0	5,337
Sell	EUR	1,183,025	10/2010	BNP	0	(85,012)	(85,012)
Sell		26,846	10/2010	BOA	0	(1,108)	(1,108)
Sell		1,000,000	10/2010	CSFB	0	(72,775)	(72,775)
Sell		700,000	10/2010	DUB	0	(57,309)	(57,309)
Sell		74,753	10/2010	MSC	0	(3,645)	(3,645)
Sell		22,509	10/2010	UBS	0	(1,471)	(1,471)
Sell		347,111	11/2010	BCLY	0	(15,758)	(15,758)
Sell		6,526	11/2010	BOA	0	(397)	(397)
Buy		3,541	11/2010	CITI	123	0	123
Sell		8,707	11/2010	CITI	0	(482)	(482)
Sell		13,396	11/2010	CSFB	0	(848)	(848)
Buy		58,954	11/2010	DUB	4,840	0	4,840
Sell		9,831	11/2010	HSBC	0	(374)	(374)
Sell		436	11/2010	MSC	0	(36)	(36)
Sell		48,053	11/2010	RBS	30	(714)	(684)
Sell		359,550	11/2010	UBS	0	(5,560)	(5,560)
Buy	GBP	100,000	10/2010	BNP	0	(911)	(911)
Buy		63,700	10/2010	CITI	0	(603)	(603)
Sell		257,300	10/2010	CITI	0	(923)	(923)
Buy		43,600	10/2010	HSBC	0	(400)	(400)
Buy		50,000	10/2010	MSC	0	(478)	(478)
Buy		266,368	12/2010	CITI	954	0	954
Sell		828,612	12/2010	CITI	0	(14,471)	(14,471)
Sell		277,341	12/2010	GSC	0	(3,671)	(3,671)
Sell		418,224	12/2010	UBS	0	(6,228)	(6,228)
Sell	IDR	687,021,000	10/2010	BCLY	0	(262)	(262)
Buy		237,063,000	10/2010	BOA	3,312	0	3,312
Buy		1,411,044,000	10/2010	CITI	18,764	0	18,764
Sell		704,382,000	10/2010	CITI	0	(593)	(593)
Sell		895,263,000	10/2010	HSBC	0	(591)	(591)
Buy		211,536,000	10/2010	RBS	2,956	0	2,956
Buy		427,023,000	10/2010	UBS	4,966	0	4,966
Buy		1,849,802,240	11/2010	BCLY	1,518	0	1,518
Buy		8,562,400	11/2010	CITI	79	0	79
Buy		286,530,010	11/2010	DUB	352	0	352
Buy		184,573,250	11/2010	HSBC	243	0	243
Buy		1,069,150,000	11/2010	JPM	1,193	0	1,193
Buy		474,456,000	11/2010	MSC	616	0	616
Buy		376,086,000	04/2011	CITI	500	0	500
Buy		166,140,000	04/2011	JPM	293	0	293
Buy		164,859,000	04/2011	MSC	252	0	252
Buy		1,036,244,000	07/2011	BCLY	667	0	667
Buy		169,061,000	07/2011	BNP	456	0	456
Buy		1,049,277,000	07/2011	CITI	1,940	0	1,940
Buy		2,012,324,000	07/2011	HSBC	3,384	0	3,384
Buy		153,846,000	07/2011	RBS	415	0	415
Buy	INR	3,492,422	11/2010	BCLY	1,787	(6)	1,781
Buy		1,461,120	01/2011	BCLY	0	(28)	(28)
Buy		1,644,480	01/2011	JPM	0	(16)	(16)
Buy		2,467,990	01/2011	MSC	4	0	4
Buy		2,322,500	03/2011	BOA	718	0	718
Buy		5,921,100	03/2011	JPM	0	(515)	(515)
Sell	JPY	170,000,000	11/2010	DUB	0	(99,391)	(99,391)
Sell		40,920,604	11/2010	GSC	0	(2,536)	(2,536)
Sell		244,867,000	11/2010	MSC	0	(24,399)	(24,399)
Sell		296,850,000	12/2010	CSFB	0	(38,693)	(38,693)
Sell		200,000,000	12/2010	RBS	0	(26,063)	(26,063)
Buy	KRW	51,122,371	11/2010	BCLY	1,296	0	1,296
Sell		20,636,297	11/2010	BCLY	0	(959)	(959)
Buy		36,847,826	11/2010	BOA	1,042	0	1,042
Buy		175,978,236	11/2010	CITI	2,838	0	2,838
Sell		231,166,299	11/2010	CITI	0	(14,759)	(14,759)
Buy		32,192,394	11/2010	DUB	498	0	498
Buy		17,595,000	11/2010	GSC	407	0	407
Buy		215,545,211	11/2010	JPM	908	(943)	(35)
Sell		80,509,686	11/2010	JPM	0	(5,374)	(5,374)
Buy		128,801,191	11/2010	MSC	1,640	(39)	1,601
Buy		22,533,100	11/2010	RBS	330	0	330
Sell		9,676,650	11/2010	RBS	0	(526)	(526)

Buy		387,745,500	01/2011	MSC	1,175	(346)	829
Buy	MXN	1,133,228	02/2011	BCLY	1,682	0	1,682
Buy		289,716	02/2011	BOA	122	0	122
Buy		4,891,199	02/2011	CITI	11,433	(104)	11,329
Buy		204,413	02/2011	DUB	31	(44)	(13)
Buy		574,012	02/2011	JPM	51	(213)	(162)
Buy		2,975,464	02/2011	MSC	457	(1,388)	(931)
Buy		967,652	02/2011	RBC	2,510	0	2,510
Buy		647,000	02/2011	RBS	658	0	658
Buy		173,155	02/2011	UBS	0	(42)	(42)
Buy	MYR	514,329	10/2010	BCLY	15,319	0	15,319
Sell		185,910	10/2010	BCLY	0	(36)	(36)
Buy		64,396	10/2010	BOA	2,079	0	2,079
Buy		455,413	10/2010	CITI	12,187	0	12,187
Buy		207,498	10/2010	DUB	3,724	0	3,724
Buy		185,910	02/2011	BCLY	0	(113)	(113)
Buy		114,080	02/2011	HSBC	0	(149)	(149)
Buy		101,452	02/2011	JPM	0	(106)	(106)
Buy	NOK	6,817	11/2010	CITI	42	0	42
Buy	NZD	9,155	10/2010	JPM	66	0	66
Buy	PHP	137,024	11/2010	BCLY	135	0	135
Buy		10,670,136	11/2010	CITI	406	(216)	190
Buy		109,950	11/2010	DUB	131	0	131
Buy		4,675,720	06/2011	BCLY	0	(578)	(578)
Buy		3,378,420	06/2011	JPM	0	(211)	(211)
Buy	SGD	37,727	11/2010	BCLY	384	0	384
Buy		35,877	11/2010	CITI	378	0	378
Buy		44,538	03/2011	CITI	166	0	166
Buy		105,885	03/2011	HSBC	313	0	313
Buy		21,412	03/2011	MSC	81	0	81
Buy	TRY	849	10/2010	HSBC	65	0	65
Sell		879	10/2010	HSBC	0	(61)	(61)
Buy		30	10/2010	RBS	2	0	2
Buy		52,574	01/2011	BCLY	926	0	926
Buy		103,503	01/2011	CITI	2,137	0	2,137
Buy		24,749	01/2011	CSFB	371	0	371
Buy		180,703	01/2011	HSBC	1,656	(5)	1,651
Buy		248,037	01/2011	JPM	3,281	(3)	3,278
Buy	TWD	1,350,182	10/2010	BCLY	3	(385)	(382)
Buy		1,000,178	10/2010	CITI	31	(196)	(165)
Buy		310,830	10/2010	DUB	0	(80)	(80)
Buy		593,076	01/2011	DUB	41	(120)	(79)
Buy		363,836	01/2011	JPM	144	0	144
Buy		560,097	01/2011	MSC	134	0	134
Buy		303,317	01/2011	UBS	155	0	155
Buy	ZAR	1,161,526	10/2010	BCLY	7,909	0	7,909
Buy		99,083	10/2010	BOA	461	0	461
Buy		178,882	10/2010	CITI	1,266	0	1,266
Buy		485,105	10/2010	HSBC	3,033	0	3,033
Buy		181,121	10/2010	JPM	1,086	0	1,086
Buy		143,179	10/2010	MSC	964	0	964
Buy		931,772	10/2010	UBS	5,772	0	5,772
Buy		231,631	01/2011	BCLY	836	0	836
Buy		238,187	01/2011	JPM	860	0	860
Buy		235,646	09/2011	BCLY	1,079	0	1,079
Buy		112,465	09/2011	MSC	510	0	510
Buy		133,000	09/2011	UBS	606	0	606

					$337,084	$(753,368)	$(416,284)

(t)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio's assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$696,925	$0	$696,925
Corporate Bonds & Notes
Banking & Finance	72,277	51,204,371	156,531	51,433,179
Industrials	0	13,042,212	884	13,043,096
Utilities	0	4,109,387	0	4,109,387
Convertible Bonds & Notes
Banking & Finance	0	68,745	0	68,745
Industrials	0	291,641	0	291,641
Municipal Bonds & Notes
Alabama	0	1,303	0	1,303
Arizona	0	33,614	0	33,614
Arkansas	0	1,064	0	1,064
California	0	2,458,198	0	2,458,198
Colorado	0	14,295	0	14,295
Connecticut	0	169	0	169
District of Columbia	0	171,896	0	171,896
Florida	0	95,413	0	95,413
Georgia	0	122,654	0	122,654
Illinois	0	1,207,048	0	1,207,048

Indiana	0	54,360	0	54,360
Iowa	0	83,307	0	83,307
Kansas	0	425	0	425
Louisiana	0	102,433	0	102,433
Massachusetts	0	73,860	0	73,860
Michigan	0	57,393	0	57,393
Minnesota	0	1,157	0	1,157
Mississippi	0	10,899	0	10,899
Missouri	0	2,393	0	2,393
Nebraska	0	48,000	0	48,000
Nevada	0	372,218	0	372,218
New Jersey	0	180,873	0	180,873
New York	0	906,323	0	906,323
North Carolina	0	48,019	0	48,019
North Dakota	0	5,457	0	5,457
Ohio	0	469,658	0	469,658
Oregon	0	36,359	0	36,359
Pennsylvania	0	108,525	0	108,525
Puerto Rico	0	11,988	0	11,988
Rhode Island	0	7,143	0	7,143
South Carolina	0	559	0	559
South Dakota	0	1,486	0	1,486
Tennessee	0	5,539	0	5,539
Texas	0	432,075	0	432,075
Utah	0	8,257	0	8,257
Virginia	0	6,924	0	6,924
Washington	0	36,775	0	36,775
West Virginia	0	125,290	0	125,290
Wisconsin	0	3,011	0	3,011
U.S. Government Agencies	0	66,875,474	147,732	67,023,206
U.S. Treasury Obligations	0	65,696,136	0	65,696,136
Mortgage-Backed Securities	0	12,525,578	955,586	13,481,164
Asset-Backed Securities	0	2,442,425	544,042	2,986,467
Sovereign Issues	0	10,354,631	0	10,354,631
Convertible Preferred Securities Banking & Finance	3,838	0	0	3,838
Consumer Discretionary	0	68,240	0	68,240
Preferred Securities Banking & Finance	85	29,513	0	29,598
Short-Term Instruments Certificates of Deposit	0	198,039	0	198,039
Commercial Paper	0	1,000	0	1,000
Repurchase Agreements	0	18,172,176	0	18,172,176
Japan Treasury Bills	0	7,986,810	0	7,986,810
U.S. Treasury Bills	0	218,449	0	218,449
PIMCO Short-Term Floating NAV Portfolio	24,181,390	0	0	24,181,390

Investments, at value	$24,257,590	$261,288,112	$1,804,775	$287,350,477
Short Sales, at value	$0	$(245,045)	$0	$(245,045)
Financial Derivative Instruments(7) - Assets
Credit Contracts	114	349,317	0	349,431
Foreign Exchange Contracts	0	337,084	0	337,084
Interest Rate Contracts	453,392	327,742	0	781,134

	$453,506	$1,014,143	$0	$1,467,649
Financial Derivative Instruments(7) - Liabilities
Credit Contracts	0	(97,544)	(5,012)	(102,556)
Foreign Exchange Contracts	0	(753,368)	0	(753,368)
Interest Rate Contracts	0	(683,925)	(88,130)	(772,055)

	$0	$(1,534,837)	$(93,142)	$(1,627,979)

Totals	$24,711,096	$260,522,373	$1,711,633	$286,945,102

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory(3)	Beginning Balance at 03/31/2010	Net Purchases(8)	Net Sales(8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010(9)
Corporate Bonds & Notes
Banking & Finance	$173,080	$59,334	$0	$1,135	$0	$11,358	$0	$(88,376)	$156,531	$7,508
Industrials	768	0	(98)	0	49	165	0	0	884	163
U.S. Government Agencies	157,025	(6,526)	(3,975)	(63)	(32)	1,303	0	0	147,732	1,015
Mortgage-Backed Securities	357,017	868,215	(143,612)	37	533	41,110	0	(167,714)	955,586	28,729
Asset-Backed Securities	507,848	299,739	(66,750)	1,127	(503)	14,396	0	(211,815)	544,042	19,776

Investments, at value	$1,195,738	$1,220,762	$(214,435)	$2,236	$47	$68,332	$0	$(467,905)	$1,804,775	$57,191
Financial Derivative Instruments(7) - Liabilities
Credit Contracts	(5,886)	2,530	(6,435)	0	5,062	(283)	0	0	(5,012)	1,423
Interest Rate Contracts	(18,866)	0	(43,507)	0	0	(25,757)	0	0	(88,130)	(25,757)

	$(24,752)	$2,530	$(49,942)	$0	$5,062	$(26,040)	$0	$0	$(93,142)	$(24,334)

Totals	$1,170,986	$1,223,292	$(264,377)	$2,236	$5,109	$42,292	$0	$(467,905)	$1,711,633	$32,857

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(u)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable(2)	$1,387	$0	$0	$0	$0	$1,387
Unrealized appreciation on foreign currency contracts	0	337,084	0	0	0	337,084
Unrealized appreciation on swap agreements	327,741	0	349,432	0	0	677,173

	$329,128	$337,084	$349,432	$0	$0	$1,015,644

Liabilities:
Written options outstanding	$751,004	$0	$5,012	$0	$0	$756,016
Variation margin payable(2)	10,928	0	0	0	0	10,928
Unrealized depreciation on foreign currency contracts	0	753,368	0	0	0	753,368
Unrealized depreciation on swap agreements	21,050	0	97,545	0	0	118,595

	$782,982	$753,368	$102,557	$0	$0	$1,638,907

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$4,360,625	$47,889	$140,606	$0	$0	$4,549,120
Net realized (loss) on foreign currency transactions	0	(85,400)	0	0	0	(85,400)

	$4,360,625	$(37,511)	$140,606	$0	$0	$4,463,720

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(636,602)	$(10,905)	$48,605	$0	$0	$(598,902)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(524,536)	0	0	0	(524,536)

	$(636,602)	$(535,441)	$48,605	$0	$0	$(1,123,438)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $453,392 as reported in the Notes to Schedule of Investments.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

(a) Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: December 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: December 6, 2010

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: December 6, 2010